UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) December 31, 2018	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 36.0%
Bank of China Ltd., Class H	42,656,000	$18,414,974
China Construction Bank Corp., Class H	60,888,960	50,239,507
China Life Insurance Co. Ltd., Class H	4,259,000	9,051,806
China Mobile Ltd.	3,156,500	30,378,291
China Overseas Land & Investment Ltd.	2,122,000	7,290,746
China Petroleum & Chemical Corp., Class H	14,449,600	10,316,727
CNOOC Ltd.	8,944,000	13,822,655
Geely Automobile Holdings Ltd.	3,096,000	5,457,005
Industrial & Commercial Bank of China Ltd., Class H	44,032,115	31,438,053
PetroChina Co. Ltd., Class H	11,696,000	7,290,066
Ping An Insurance Group Co. of China Ltd., Class H	2,846,500	25,140,717
Tencent Holdings Ltd.	3,096,000	124,166,629
Xiaomi Corp., Class B(a)(b)	6,260,800	10,331,578

		343,338,754

Hong Kong — 18.1%
AIA Group Ltd.	6,811,200	56,547,223
CK Asset Holdings Ltd.	1,501,148	10,986,325
CK Hutchison Holdings Ltd.	1,578,148	15,157,929
CLP Holdings Ltd.	966,000	10,919,297
Galaxy Entertainment Group Ltd.	1,413,000	8,987,643
Hang Seng Bank Ltd.	412,800	9,268,999
Hong Kong & China Gas Co. Ltd.	5,160,602	10,677,994
Hong Kong Exchanges & Clearing Ltd.	653,600	18,916,738
Link REIT	1,204,000	12,194,780
Sands China Ltd.	1,391,200	6,094,779
Sun Hung Kai Properties Ltd.	888,500	12,664,729

		172,416,436

Singapore — 6.3%
DBS Group Holdings Ltd.	1,032,000	17,936,963
Oversea-Chinese Banking Corp. Ltd.	2,236,074	18,472,629
Singapore Telecommunications Ltd.	4,472,000	9,613,324
United Overseas Bank Ltd.	791,200	14,262,497

		60,285,413

South Korea — 21.2%
Celltrion Inc.(b)	57,539	11,473,766
Hyundai Mobis Co. Ltd.	38,872	6,619,179
Hyundai Motor Co.	81,528	8,658,423
KB Financial Group Inc.(b)	222,912	9,289,665
KT&G Corp.(b)	71,896	6,540,100
LG Chem Ltd.	26,488	8,237,440
NAVER Corp.	82,904	9,064,607
POSCO	45,064	9,814,081
Samsung Electronics Co. Ltd.	3,057,472	106,044,243
Shinhan Financial Group Co. Ltd.(b)	251,225	8,916,033
SK Hynix Inc.(b)	327,832	17,775,440

		202,432,977

Security	Shares	Value

Taiwan — 16.6%
Cathay Financial Holding Co. Ltd.	4,816,866	$7,365,478
Chunghwa Telecom Co. Ltd.	2,064,551	7,590,014
CTBC Financial Holding Co. Ltd.	10,664,359	7,008,493
Formosa Chemicals & Fibre Corp.	2,408,804	8,228,663
Formosa Plastics Corp.	2,408,071	7,912,782
Fubon Financial Holding Co. Ltd.	4,128,000	6,318,847
Hon Hai Precision Industry Co. Ltd.	7,140,052	16,446,487
Largan Precision Co. Ltd.	55,000	5,752,838
MediaTek Inc.	871,112	6,504,220
Nan Ya Plastics Corp.	3,096,510	7,606,029
Taiwan Semiconductor Manufacturing Co. Ltd.	10,497,343	77,013,074

		157,746,925

Total Common Stocks — 98.2% (Cost: $942,121,346)		936,220,505

Preferred Stocks

South Korea — 1.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	464,056	13,204,677

Total Preferred Stocks — 1.4% (Cost: $17,508,714)		13,204,677

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)	1,401,610	1,401,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	337,021	337,021

		1,738,771

Total Short-Term Investments — 0.2% (Cost: $1,738,771)		1,738,771

Total Investments in Securities — 99.8% (Cost: $961,368,831)		951,163,953

Other Assets, Less Liabilities — 0.2%		2,257,189

Net Assets — 100.0%		$953,421,142

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

1

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,239,180	(12,837,570)	1,401,610	$1,401,750	$358,649	(a)	$1,171	$1,274
BlackRock Cash Funds: Treasury, SL Agency Shares	756,323	(419,302)	337,021	337,021	19,728		—	—

				$1,738,771	$378,377		$1,171	$1,274

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$936,220,505	$—	$—	$936,220,505
Preferred Stocks	13,204,677	—	—	13,204,677
Money Market Funds	1,738,771	—	—	1,738,771

	$951,163,953	$—	$—	$951,163,953

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.	3,102,211	$52,303,277
Boeing Co. (The)	3,745,705	1,207,989,862
General Dynamics Corp.	1,975,136	310,511,131
Harris Corp.	837,395	112,755,237
Huntington Ingalls Industries Inc.	310,107	59,016,463
L3 Technologies Inc.	562,309	97,650,581
Lockheed Martin Corp.	1,755,734	459,721,391
Northrop Grumman Corp.	1,233,891	302,179,906
Raytheon Co.	2,020,072	309,778,041
Textron Inc.(a)	1,712,175	78,742,928
TransDigm Group Inc.(b)	346,843	117,947,431
United Technologies Corp.	5,753,911	612,676,443

		3,721,272,691

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	970,633	81,620,529
Expeditors International of Washington Inc.	1,206,284	82,135,878
FedEx Corp.	1,723,516	278,054,836
United Parcel Service Inc., Class B	4,927,409	480,570,200

		922,381,443

Airlines — 0.4%
Alaska Air Group Inc.	853,292	51,922,818
American Airlines Group Inc.	2,932,832	94,173,235
Delta Air Lines Inc.	4,406,441	219,881,406
Southwest Airlines Co.	3,590,814	166,901,035
United Continental Holdings Inc.(b)	1,628,900	136,387,797

		669,266,291

Auto Components — 0.1%
Aptiv PLC	1,851,189	113,977,707
BorgWarner Inc.	1,481,275	51,459,493
Goodyear Tire & Rubber Co. (The)	1,646,753	33,610,229

		199,047,429

Automobiles — 0.4%
Ford Motor Co.	27,784,440	212,550,966
General Motors Co.	9,313,196	311,526,406
Harley-Davidson Inc.	1,147,868	39,165,256

		563,242,628

Banks — 5.7%
Bank of America Corp.	64,761,287	1,595,718,112
BB&T Corp.	5,489,181	237,791,321
Citigroup Inc.	17,328,405	902,116,764
Citizens Financial Group Inc.	3,314,305	98,534,288
Comerica Inc.	1,141,651	78,420,007
Fifth Third Bancorp.	4,600,783	108,256,424
First Republic Bank/CA	1,160,587	100,855,010
Huntington Bancshares Inc./OH	7,532,444	89,786,733
JPMorgan Chase & Co.	23,594,818	2,303,326,133
KeyCorp	7,336,235	108,429,553
M&T Bank Corp.	995,946	142,549,751
People’s United Financial Inc.	2,738,001	39,509,354
PNC Financial Services Group Inc. (The)	3,274,926	382,871,599
Regions Financial Corp.	7,303,133	97,715,920
SunTrust Banks Inc.	3,187,877	160,796,516
SVB Financial Group(a)(b)	381,532	72,460,557
U.S. Bancorp.	10,770,170	492,196,769
Wells Fargo & Co.	30,060,151	1,385,171,758
Zions Bancorp. N.A.	1,355,458	55,221,359

		8,451,727,928

Security	Shares	Value

Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	1,164,934	$55,427,560
Coca-Cola Co. (The)	27,180,578	1,287,000,368
Constellation Brands Inc., Class A	1,175,021	188,966,877
Molson Coors Brewing Co., Class B	1,334,238	74,930,806
Monster Beverage Corp.(a)(b)	2,824,825	139,037,887
PepsiCo Inc.	10,015,394	1,106,500,729

		2,851,864,227

Biotechnology — 2.6%
AbbVie Inc.	10,664,439	983,154,631
Alexion Pharmaceuticals Inc.(b)	1,590,747	154,875,128
Amgen Inc.	4,518,615	879,638,782
Biogen Inc.(b)	1,429,537	430,176,274
Celgene Corp.(b)	4,962,884	318,071,236
Gilead Sciences Inc.	9,178,475	574,113,611
Incyte Corp.(b)	1,258,757	80,044,358
Regeneron Pharmaceuticals Inc.(b)	550,662	205,672,257
Vertex Pharmaceuticals Inc.(b)	1,814,546	300,688,418

		3,926,434,695

Building Products — 0.3%
Allegion PLC	683,755	54,502,111
AO Smith Corp.	994,057	42,446,234
Fortune Brands Home & Security Inc.	1,000,282	38,000,713
Johnson Controls International PLC	6,586,240	195,282,016
Masco Corp.	2,155,218	63,018,574

		393,249,648

Capital Markets — 2.7%
Affiliated Managers Group Inc.	361,754	35,249,310
Ameriprise Financial Inc.	984,120	102,712,604
Bank of New York Mellon Corp. (The)	6,454,453	303,811,103
BlackRock Inc.(c)	860,275	337,933,226
Cboe Global Markets Inc.	806,226	78,873,090
Charles Schwab Corp. (The)	8,515,250	353,638,333
CME Group Inc.	2,535,701	477,016,072
E*TRADE Financial Corp.	1,800,588	79,009,801
Franklin Resources Inc.	2,111,667	62,632,043
Goldman Sachs Group Inc. (The)	2,454,582	410,037,923
Intercontinental Exchange Inc.	4,034,679	303,932,369
Invesco Ltd.	2,979,762	49,881,216
Moody’s Corp.	1,182,912	165,654,996
Morgan Stanley	9,275,949	367,791,378
MSCI Inc.	620,832	91,529,262
Nasdaq Inc.	800,778	65,319,461
Northern Trust Corp.	1,566,283	130,925,596
Raymond James Financial Inc.	911,229	67,804,550
S&P Global Inc.	1,777,762	302,112,874
State Street Corp.	2,696,022	170,038,108
T Rowe Price Group Inc.	1,694,035	156,393,311

		4,112,296,626

Chemicals — 2.1%
Air Products & Chemicals Inc.	1,557,618	249,296,761
Albemarle Corp.	752,271	57,977,526
Celanese Corp.	947,224	85,221,743
CF Industries Holdings Inc.	1,624,879	70,698,485
DowDuPont Inc.	16,277,256	870,507,651
Eastman Chemical Co.	981,755	71,776,108
Ecolab Inc.	1,807,831	266,383,898
FMC Corp.	966,520	71,483,819
International Flavors & Fragrances Inc.	715,205	96,030,576
Linde PLC	3,909,829	610,089,717

3

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	2,229,831	$185,432,746
Mosaic Co. (The)	2,529,146	73,876,355
PPG Industries Inc.	1,702,065	174,002,105
Sherwin-Williams Co. (The)	585,181	230,245,316

		3,113,022,806

Commercial Services & Supplies — 0.4%
Cintas Corp.	615,261	103,357,695
Copart Inc.(a)(b)	1,455,117	69,525,490
Republic Services Inc.	1,547,140	111,533,323
Rollins Inc.	1,041,034	37,581,327
Waste Management Inc.	2,782,038	247,573,562

		569,571,397

Communications Equipment — 1.2%
Arista Networks Inc.(b)	373,964	78,794,215
Cisco Systems Inc.	31,889,140	1,381,756,436
F5 Networks Inc.(a)(b)	436,215	70,679,916
Juniper Networks Inc.	2,469,545	66,455,456
Motorola Solutions Inc.	1,156,037	132,990,497

		1,730,676,520

Construction & Engineering — 0.1%
Fluor Corp.	997,256	32,111,643
Jacobs Engineering Group Inc.	845,466	49,425,943
Quanta Services Inc.	1,040,651	31,323,595

		112,861,181

Construction Materials — 0.1%
Martin Marietta Materials Inc.	437,758	75,237,468
Vulcan Materials Co.	933,618	92,241,458

		167,478,926

Consumer Finance — 0.6%
American Express Co.	4,965,775	473,337,673
Capital One Financial Corp.	3,359,258	253,926,312
Discover Financial Services	2,383,261	140,564,734
Synchrony Financial	4,691,807	110,069,792

		977,898,511

Containers & Packaging — 0.3%
Avery Dennison Corp.	616,184	55,351,809
Ball Corp.(a)	2,378,080	109,344,119
International Paper Co.	2,876,320	116,088,275
Packaging Corp. of America	671,281	56,025,112
Sealed Air Corp.	1,092,311	38,056,115
Westrock Co.	1,823,521	68,856,153

		443,721,583

Distributors — 0.1%
Genuine Parts Co.	1,044,125	100,256,883
LKQ Corp.(a)(b)	2,258,300	53,589,459

		153,846,342

Diversified Consumer Services — 0.0%
H&R Block Inc.	1,446,130	36,688,318

Diversified Financial Services — 1.9%
Berkshire Hathaway Inc., Class B(b)	13,795,490	2,816,763,148
Jefferies Financial Group Inc.	1,973,587	34,261,471

		2,851,024,619

Diversified Telecommunication Services — 2.2%
AT&T Inc.	51,621,838	1,473,287,257
CenturyLink Inc.	6,756,821	102,365,838
Verizon Communications Inc.	29,317,378	1,648,222,991

		3,223,876,086

Security	Shares	Value

Electric Utilities — 2.1%
Alliant Energy Corp.	1,689,505	$71,381,586
American Electric Power Co. Inc.	3,498,661	261,489,923
Duke Energy Corp.	5,052,285	436,012,195
Edison International	2,325,770	132,033,963
Entergy Corp.	1,282,722	110,403,882
Evergy Inc.	1,869,336	106,122,205
Eversource Energy	2,248,491	146,241,855
Exelon Corp.	6,861,048	309,433,265
FirstEnergy Corp.	3,450,161	129,553,546
NextEra Energy Inc.	3,390,983	589,420,665
PG&E Corp.(b)	3,723,031	88,421,986
Pinnacle West Capital Corp.	806,636	68,725,387
PPL Corp.	5,109,705	144,757,943
Southern Co. (The)	7,299,918	320,612,399
Xcel Energy Inc.	3,647,022	179,688,774

		3,094,299,574

Electrical Equipment — 0.5%
AMETEK Inc.	1,650,665	111,750,020
Eaton Corp. PLC	3,086,208	211,899,041
Emerson Electric Co.	4,450,337	265,907,636
Rockwell Automation Inc.	854,468	128,580,345

		718,137,042

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	2,137,957	173,217,276
Corning Inc.	5,678,684	171,553,044
FLIR Systems Inc.	981,150	42,719,271
IPG Photonics Corp.(a)(b)	251,601	28,503,877
Keysight Technologies Inc.(b)	1,323,196	82,144,008
TE Connectivity Ltd.	2,431,475	183,892,454

		682,029,930

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	3,657,254	78,630,961
Halliburton Co.	6,203,720	164,894,878
Helmerich & Payne Inc.	745,610	35,744,543
National Oilwell Varco Inc.(a)	2,753,564	70,766,595
Schlumberger Ltd.	9,825,434	354,501,659
TechnipFMC PLC	3,019,632	59,124,394

		763,663,030

Entertainment — 2.1%
Activision Blizzard Inc.	5,414,001	252,130,026
Electronic Arts Inc.(a)(b)	2,131,746	168,216,077
Netflix Inc.(b)	3,094,044	828,151,817
Take-Two Interactive Software Inc.(a)(b)	808,687	83,246,240
Twenty-First Century Fox Inc., Class A, NVS	7,489,124	360,376,647
Twenty-First Century Fox Inc., Class B	3,456,036	165,129,400
Viacom Inc., Class B, NVS	2,503,329	64,335,555
Walt Disney Co. (The)	10,562,386	1,158,165,625

		3,079,751,387

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.(a)	763,224	87,953,934
American Tower Corp.	3,122,324	493,920,434
Apartment Investment & Management Co., Class A(a)	1,125,851	49,402,342
AvalonBay Communities Inc.(a)	982,683	171,035,976
Boston Properties Inc.(a)	1,096,613	123,423,793
Crown Castle International Corp.	2,943,594	319,762,616
Digital Realty Trust Inc.(a)	1,463,674	155,954,465
Duke Realty Corp.(a)	2,545,335	65,924,177
Equinix Inc.	570,365	201,087,884

4

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	2,621,289	$173,031,287
Essex Property Trust Inc.(a)	467,877	114,728,119
Extra Space Storage Inc.(a)	908,343	82,186,875
Federal Realty Investment Trust(a)	526,070	62,097,303
HCP Inc.(a)	3,387,684	94,618,014
Host Hotels & Resorts Inc.(a)	5,273,386	87,907,345
Iron Mountain Inc.(a)	2,032,599	65,876,534
Kimco Realty Corp.(a)	2,967,270	43,470,506
Macerich Co. (The)(a)	768,169	33,246,354
Mid-America Apartment Communities Inc.	817,035	78,190,249
Prologis Inc.	4,466,647	262,281,512
Public Storage(a)	1,064,240	215,412,818
Realty Income Corp.(a)	2,093,784	131,992,143
Regency Centers Corp.	1,202,543	70,565,223
SBA Communications Corp.(a)(b)	797,987	129,186,115
Simon Property Group Inc.	2,194,529	368,658,927
SL Green Realty Corp.(a)	598,497	47,329,143
UDR Inc.(a)	1,954,976	77,456,149
Ventas Inc.(a)	2,529,206	148,186,180
Vornado Realty Trust	1,227,209	76,123,774
Welltower Inc.(a)	2,665,164	184,989,033
Weyerhaeuser Co.	5,304,763	115,962,119

		4,331,961,343

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	3,106,653	632,856,283
Kroger Co. (The)	5,661,845	155,700,737
Sysco Corp.	3,400,009	213,044,564
Walgreens Boots Alliance Inc.	5,704,514	389,789,441
Walmart Inc.	10,100,698	940,880,019

		2,332,271,044

Food Products — 1.2%
Archer-Daniels-Midland Co.	3,979,784	163,051,750
Campbell Soup Co.	1,388,144	45,794,871
Conagra Brands Inc.	3,445,296	73,591,523
General Mills Inc.	4,235,604	164,934,420
Hershey Co. (The)	1,000,356	107,218,156
Hormel Foods Corp.	1,956,927	83,521,644
JM Smucker Co. (The)	812,281	75,940,151
Kellogg Co.	1,796,821	102,436,765
Kraft Heinz Co. (The)	4,416,926	190,104,495
Lamb Weston Holdings Inc.	1,037,804	76,340,862
McCormick & Co. Inc./MD, NVS	864,658	120,394,980
Mondelez International Inc., Class A	10,309,866	412,703,936
Tyson Foods Inc., Class A	2,112,470	112,805,898

		1,728,839,451

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	12,461,494	901,339,861
ABIOMED Inc.(a)(b)	318,973	103,678,984
Align Technology Inc.(a)(b)	514,814	107,817,496
Baxter International Inc.	3,505,491	230,731,418
Becton Dickinson and Co.	1,903,316	428,855,161
Boston Scientific Corp.(b)	9,818,306	346,978,934
Cooper Companies Inc. (The)(a)	351,973	89,577,128
Danaher Corp.	4,376,238	451,277,663
DENTSPLY SIRONA Inc.	1,590,041	59,165,426
Edwards Lifesciences Corp.(b)	1,480,685	226,796,521
Hologic Inc.(a)(b)	1,879,979	77,267,137
IDEXX Laboratories Inc.(a)(b)	605,084	112,557,726
Intuitive Surgical Inc.(b)	809,213	387,548,290

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Medtronic PLC	9,525,138	$866,406,552
ResMed Inc.	1,008,055	114,787,223
Stryker Corp.	2,203,535	345,404,111
Varian Medical Systems Inc.(a)(b)	636,046	72,070,372
Zimmer Biomet Holdings Inc.	1,454,122	150,821,534

		5,073,081,537

Health Care Providers & Services — 3.2%
AmerisourceBergen Corp.	1,112,591	82,776,770
Anthem Inc.	1,831,375	480,974,016
Cardinal Health Inc.	2,103,301	93,807,225
Centene Corp.(b)	1,449,204	167,093,221
Cigna Corp.(a)	2,699,789	512,743,927
CVS Health Corp.	9,168,172	600,698,629
DaVita Inc.(a)(b)	872,934	44,921,184
HCA Healthcare Inc.	1,894,611	235,784,339
Henry Schein Inc.(a)(b)	1,065,199	83,639,426
Humana Inc.	973,169	278,793,455
Laboratory Corp. of America Holdings(b)	709,329	89,630,812
McKesson Corp.	1,374,748	151,868,412
Quest Diagnostics Inc.	963,176	80,203,666
UnitedHealth Group Inc.	6,823,795	1,699,943,810
Universal Health Services Inc., Class B(a)	597,739	69,672,458
WellCare Health Plans Inc.(b)	354,805	83,765,912

		4,756,317,262

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	2,338,156	122,612,901

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	2,830,347	139,536,107
Chipotle Mexican Grill Inc.(a)(b)	174,558	75,372,399
Darden Restaurants Inc.	888,024	88,678,077
Hilton Worldwide Holdings Inc.	2,115,028	151,859,010
Marriott International Inc./MD, Class A	2,008,976	218,094,435
McDonald’s Corp.	5,464,590	970,347,246
MGM Resorts International	3,553,709	86,212,980
Norwegian Cruise Line Holdings Ltd.(a)(b)	1,584,186	67,153,645
Royal Caribbean Cruises Ltd.	1,215,900	118,902,861
Starbucks Corp.	8,794,511	566,366,508
Wynn Resorts Ltd.	693,944	68,638,001
Yum! Brands Inc.	2,215,875	203,683,230

		2,754,844,499

Household Durables — 0.3%
DR Horton Inc.	2,421,549	83,930,888
Garmin Ltd.	857,573	54,301,523
Leggett & Platt Inc.	926,934	33,221,315
Lennar Corp., Class A(a)	2,070,228	81,049,426
Mohawk Industries Inc.(a)(b)	438,969	51,341,814
Newell Brands Inc.	3,014,219	56,034,331
PulteGroup Inc.	1,829,577	47,550,706
Whirlpool Corp.	451,744	48,277,881

		455,707,884

Household Products — 1.7%
Church & Dwight Co. Inc.	1,761,706	115,849,787
Clorox Co. (The)	908,689	140,065,322
Colgate-Palmolive Co.	6,156,499	366,434,821
Kimberly-Clark Corp.	2,461,748	280,491,567
Procter & Gamble Co. (The)	17,676,909	1,624,861,475

		2,527,702,972

5

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,672,638	$67,566,346
NRG Energy Inc.	2,057,299	81,469,040

		149,035,386

Industrial Conglomerates — 1.4%
3M Co.	4,130,372	787,001,081
General Electric Co.	61,714,542	467,179,083
Honeywell International Inc.	5,252,511	693,961,753
Roper Technologies Inc.	735,904	196,133,134

		2,144,275,051

Insurance — 2.4%
Aflac Inc.	5,394,542	245,775,334
Allstate Corp. (The)	2,440,080	201,623,810
American International Group Inc.	6,193,134	244,071,411
Aon PLC	1,701,717	247,361,583
Arthur J Gallagher & Co.	1,296,218	95,531,267
Assurant Inc.	362,770	32,446,149
Brighthouse Financial Inc.(a)(b)	802,336	24,455,201
Chubb Ltd.	3,268,108	422,174,191
Cincinnati Financial Corp.	1,073,821	83,135,222
Everest Re Group Ltd.	293,119	63,829,593
Hartford Financial Services Group Inc. (The)	2,538,706	112,845,482
Lincoln National Corp.	1,495,035	76,710,246
Loews Corp.(a)	1,941,028	88,355,595
Marsh & McLennan Companies Inc.	3,579,872	285,494,792
MetLife Inc.	6,989,948	287,007,265
Principal Financial Group Inc.	1,838,154	81,191,262
Progressive Corp. (The)	4,128,970	249,100,760
Prudential Financial Inc.	2,927,355	238,725,800
Torchmark Corp.	714,362	53,241,400
Travelers Companies Inc. (The)	1,875,286	224,565,498
Unum Group	1,583,670	46,528,225
Willis Towers Watson PLC	927,436	140,840,431

		3,545,010,517

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(b)	2,120,716	2,216,063,392
Alphabet Inc., Class C, NVS(b)	2,182,469	2,260,186,721
Facebook Inc., Class A(a)(b)	17,042,322	2,234,077,991
TripAdvisor Inc.(a)(b)	744,661	40,167,014
Twitter Inc.(a)(b)	5,131,112	147,468,159

		6,897,963,277

Internet & Direct Marketing Retail — 3.5%
Amazon.com Inc.(a)(b)	2,912,996	4,375,232,602
Booking Holdings Inc.(a)(b)	328,481	565,782,244
eBay Inc.(a)(b)	6,421,822	180,260,543
Expedia Group Inc.	831,244	93,639,637

		5,214,915,026

IT Services — 4.8%
Accenture PLC, Class A	4,519,323	637,269,736
Akamai Technologies Inc.(a)(b)	1,147,826	70,109,212
Alliance Data Systems Corp.	331,042	49,682,783
Automatic Data Processing Inc.	3,105,755	407,226,596
Broadridge Financial Solutions Inc.	837,499	80,609,279
Cognizant Technology Solutions Corp., Class A	4,102,757	260,443,014
DXC Technology Co.	2,005,427	106,628,554
Fidelity National Information Services Inc.	2,332,800	239,228,640
Fiserv Inc.(b)	2,827,334	207,780,776
FleetCor Technologies Inc.(a)(b)	633,526	117,658,449
Gartner Inc.(a)(b)	648,508	82,905,263
Global Payments Inc.(a)	1,120,236	115,529,939

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	6,451,867	$733,383,722
Jack Henry & Associates Inc.	555,674	70,303,874
Mastercard Inc., Class A	6,444,261	1,215,709,838
Paychex Inc.	2,274,189	148,163,413
PayPal Holdings Inc.(b)	8,367,881	703,655,113
Total System Services Inc.	1,191,614	96,866,302
VeriSign Inc.(b)	761,505	112,923,576
Visa Inc., Class A(a)	12,464,449	1,644,559,401
Western Union Co. (The)	3,090,617	52,725,926

		7,153,363,406

Leisure Products — 0.1%
Hasbro Inc.	810,798	65,877,338
Mattel Inc.(a)(b)	2,421,288	24,188,667

		90,066,005

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	2,264,417	152,757,571
Illumina Inc.(a)(b)	1,043,633	313,016,846
IQVIA Holdings Inc.(a)(b)	1,124,245	130,603,541
Mettler-Toledo International Inc.(a)(b)	177,305	100,280,162
PerkinElmer Inc.	802,527	63,038,496
Thermo Fisher Scientific Inc.	2,856,313	639,214,286
Waters Corp.(a)(b)	533,217	100,591,387

		1,499,502,289

Machinery — 1.5%
Caterpillar Inc.	4,180,489	531,214,737
Cummins Inc.	1,043,003	139,386,921
Deere & Co.	2,284,236	340,739,484
Dover Corp.	1,033,283	73,311,429
Flowserve Corp.	898,451	34,159,107
Fortive Corp.	2,077,916	140,591,797
Illinois Tool Works Inc.	2,165,868	274,393,817
Ingersoll-Rand PLC	1,750,841	159,729,225
PACCAR Inc.	2,473,431	141,331,847
Parker-Hannifin Corp.	944,894	140,921,491
Pentair PLC	1,132,522	42,786,681
Snap-on Inc.	393,069	57,108,995
Stanley Black & Decker Inc.	1,069,032	128,005,892
Xylem Inc./NY	1,268,195	84,613,970

		2,288,295,393

Media — 1.3%
CBS Corp., Class B, NVS	2,391,049	104,536,662
Charter Communications Inc., Class A(a)(b)	1,250,652	356,398,301
Comcast Corp., Class A	32,212,999	1,096,852,616
Discovery Inc., Class A(a)(b)	1,115,422	27,595,540
Discovery Inc., Class C, NVS(a)(b)	2,553,766	58,940,919
DISH Network Corp., Class A(b)	1,658,087	41,402,433
Interpublic Group of Companies Inc. (The)	2,708,503	55,876,417
News Corp., Class A, NVS	2,709,566	30,753,574
News Corp., Class B	771,393	8,909,589
Omnicom Group Inc.	1,593,413	116,701,568

		1,897,967,619

Metals & Mining — 0.2%
Freeport-McMoRan Inc.	9,636,509	99,352,408
Newmont Mining Corp.	3,768,319	130,572,253
Nucor Corp.	2,224,014	115,226,165

		345,150,826

Multi-Utilities — 1.1%
Ameren Corp.	1,737,005	113,304,836

6

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy Inc.	3,555,911	$100,383,368
CMS Energy Corp.	2,004,256	99,511,310
Consolidated Edison Inc.	2,211,816	169,115,451
Dominion Energy Inc.	4,657,758	332,843,387
DTE Energy Co.	1,298,602	143,235,801
NiSource Inc.	2,577,642	65,343,225
Public Service Enterprise Group Inc.	3,593,022	187,016,795
SCANA Corp.	1,024,174	48,935,034
Sempra Energy	1,941,617	210,063,543
WEC Energy Group Inc.	2,241,267	155,230,152

		1,624,982,902

Multiline Retail — 0.5%
Dollar General Corp.	1,854,891	200,476,619
Dollar Tree Inc.(a)(b)	1,684,919	152,181,884
Kohl’s Corp.	1,154,981	76,621,439
Macy’s Inc.(a)	2,198,738	65,478,418
Nordstrom Inc.	784,469	36,564,100
Target Corp.	3,698,384	244,426,199

		775,748,659

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	3,577,991	156,859,125
Apache Corp.	2,623,714	68,872,493
Cabot Oil & Gas Corp.	3,052,822	68,230,572
Chevron Corp.	13,557,359	1,474,905,086
Cimarex Energy Co.	693,330	42,743,795
Concho Resources Inc.(a)(b)	1,424,608	146,435,456
ConocoPhillips	8,160,348	508,797,698
Devon Energy Corp.	3,301,702	74,420,363
Diamondback Energy Inc.	1,094,338	101,445,133
EOG Resources Inc.	4,109,191	358,362,547
Exxon Mobil Corp.	30,039,623	2,048,401,892
Hess Corp.	1,755,024	71,078,472
HollyFrontier Corp.	1,122,123	57,362,928
Kinder Morgan Inc./DE	13,466,790	207,119,230
Marathon Oil Corp.	5,898,377	84,582,726
Marathon Petroleum Corp.	4,901,429	289,233,325
Newfield Exploration Co.(b)	1,321,907	19,379,157
Noble Energy Inc.	3,319,431	62,272,526
Occidental Petroleum Corp.	5,357,197	328,824,752
ONEOK Inc.	2,927,410	157,933,769
Phillips 66	2,999,943	258,445,089
Pioneer Natural Resources Co.	1,211,772	159,372,253
Valero Energy Corp.	3,001,338	225,010,310
Williams Companies Inc. (The)	8,589,205	189,391,970

		7,159,480,667

Personal Products — 0.1%
Coty Inc., Class A	3,346,001	21,949,767
Estee Lauder Companies Inc. (The), Class A	1,560,250	202,988,525

		224,938,292

Pharmaceuticals — 5.2%
Allergan PLC	2,249,043	300,607,087
Bristol-Myers Squibb Co.	11,570,922	601,456,525
Eli Lilly & Co.	6,689,487	774,107,436
Johnson & Johnson	19,029,079	2,455,702,645
Merck & Co. Inc.	18,450,992	1,409,840,299
Mylan NV(a)(b)	3,655,809	100,169,167
Nektar Therapeutics(a)(b)	1,224,532	40,250,367
Perrigo Co. PLC	911,338	35,314,347
Pfizer Inc.	41,002,756	1,789,770,299

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	3,416,881	$292,280,001

		7,799,498,173

Professional Services — 0.3%
Equifax Inc.	853,440	79,480,867
IHS Markit Ltd.(a)(b)	2,544,910	122,079,333
Nielsen Holdings PLC	2,468,084	57,580,400
Robert Half International Inc.	848,141	48,513,665
Verisk Analytics Inc.(a)(b)	1,168,237	127,384,562

		435,038,827

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	2,243,484	89,829,099

Road & Rail — 1.0%
CSX Corp.	5,683,894	353,140,334
JB Hunt Transport Services Inc.	606,588	56,436,947
Kansas City Southern	720,724	68,793,106
Norfolk Southern Corp.	1,929,039	288,468,492
Union Pacific Corp.	5,227,703	722,625,386

		1,489,464,265

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices Inc.(a)(b)	6,239,720	115,185,231
Analog Devices Inc.	2,622,373	225,078,275
Applied Materials Inc.	6,980,282	228,534,433
Broadcom Inc.	2,931,719	745,477,507
Intel Corp.	32,372,127	1,519,223,920
KLA-Tencor Corp.	1,080,112	96,659,223
Lam Research Corp.	1,095,171	149,129,435
Maxim Integrated Products Inc.	1,940,464	98,672,594
Microchip Technology Inc.	1,672,527	120,288,142
Micron Technology Inc.(a)(b)	7,881,657	250,084,977
NVIDIA Corp.	4,328,012	577,789,602
Qorvo Inc.(a)(b)	881,277	53,519,952
QUALCOMM Inc.	8,600,548	489,457,187
Skyworks Solutions Inc.	1,243,551	83,342,788
Texas Instruments Inc.	6,815,330	644,048,685
Xilinx Inc.	1,795,372	152,911,833

		5,549,403,784

Software — 6.2%
Adobe Inc.(b)	3,461,190	783,059,626
ANSYS Inc.(a)(b)	586,447	83,826,734
Autodesk Inc.(a)(b)	1,553,931	199,851,066
Cadence Design Systems Inc.(b)	2,003,284	87,102,788
Citrix Systems Inc.	906,264	92,855,809
Fortinet Inc.(a)(b)	1,036,754	73,018,584
Intuit Inc.	1,838,909	361,989,237
Microsoft Corp.	54,814,865	5,567,545,838
Oracle Corp.	18,071,833	815,943,260
Red Hat Inc.(b)	1,258,497	221,042,413
salesforce.com Inc.(a)(b)	5,427,718	743,434,535
Symantec Corp.	4,532,697	85,645,310
Synopsys Inc.(b)	1,068,931	90,046,747

		9,205,361,947

Specialty Retail — 2.3%
Advance Auto Parts Inc.	513,130	80,797,450
AutoZone Inc.(b)	178,930	150,004,176
Best Buy Co. Inc.	1,661,228	87,978,635
CarMax Inc.(a)(b)	1,228,811	77,083,314
Foot Locker Inc.	815,432	43,380,982
Gap Inc. (The)	1,469,613	37,857,231

7

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	8,014,358	$1,377,026,992
L Brands Inc.	1,553,253	39,872,004
Lowe’s Companies Inc.	5,691,731	525,688,275
O’Reilly Automotive Inc.(b)	567,469	195,396,601
Ross Stores Inc.	2,642,800	219,880,960
Tiffany & Co.	754,279	60,727,002
TJX Companies Inc. (The)	8,780,709	392,848,921
Tractor Supply Co.	876,613	73,144,589
Ulta Salon Cosmetics & Fragrance Inc.(b)	400,301	98,009,697

		3,459,696,829

Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	31,972,458	5,043,335,525
Hewlett Packard Enterprise Co.	10,097,057	133,382,123
HP Inc.	11,263,093	230,442,883
NetApp Inc.	1,787,217	106,643,239
Seagate Technology PLC	1,814,643	70,027,073
Western Digital Corp.	2,028,166	74,981,297
Xerox Corp.	1,461,103	28,871,395

		5,687,683,535

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	2,537,117	31,790,076
Michael Kors Holdings Ltd.(a)(b)	1,058,605	40,142,302
NIKE Inc., Class B	9,035,428	669,886,632
PVH Corp.	527,482	49,029,452
Ralph Lauren Corp.	388,372	40,180,967
Tapestry Inc.	2,082,866	70,296,727
Under Armour Inc., Class A(a)(b)	1,319,956	23,323,622
Under Armour Inc., Class C, NVS(a)(b)	1,361,109	22,009,133
VF Corp.	2,313,014	165,010,419

		1,111,669,330

Tobacco — 0.9%
Altria Group Inc.	13,332,250	658,479,827
Philip Morris International Inc.	11,022,780	735,880,793

		1,394,360,620

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Fastenal Co.	2,055,760	$107,495,690
United Rentals Inc.(a)(b)	572,758	58,724,878
WW Grainger Inc.	322,914	91,177,997

		257,398,565

Water Utilities — 0.1%
American Water Works Co. Inc.	1,281,507	116,322,390

Total Common Stocks — 99.9% (Cost: $147,482,353,700)		149,219,092,430

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	1,319,671,055	1,319,803,022
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	113,058,248	113,058,248

		1,432,861,270

Total Short-Term Investments — 1.0% (Cost: $1,432,791,000)		1,432,861,270

Total Investments in Securities — 100.9% (Cost: $148,915,144,700)		150,651,953,700

Other Assets, Less Liabilities — (0.9)%		(1,270,493,408)

Net Assets — 100.0%		$149,381,460,292

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	655,929,215	663,741,840	(a)	—	1,319,671,055	$1,319,803,022	$3,172,333	(b)	$(35,235)	$78,713
BlackRock Cash Funds: Treasury, SL Agency Shares	65,293,632	47,764,616	(a)	—	113,058,248	113,058,248	3,790,129		—	—
BlackRock Inc.	770,500	217,457		(127,682)	860,275	337,933,226	7,567,610		16,962,686	(136,854,003)
PNC Financial Services Group Inc. (The) (c)	2,936,572	855,265		(516,911)	3,274,926	382,871,599	8,046,448		22,437,600	(129,164,556)

						$2,153,666,095	$22,576,520		$39,365,051	$(265,939,846)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

8

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P 500 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	1,270	03/15/19	$159,080	$(1,101,092)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$149,219,092,430	$—	$—	$149,219,092,430
Money Market Funds	1,432,861,270	—	—	1,432,861,270

	$150,651,953,700	$—	$—	$150,651,953,700

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,101,092)	$—	$—	$(1,101,092)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

9

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.(a)	1,233,306	$125,945,209
Esterline Technologies Corp.(a)(b)	747,229	90,750,962
Teledyne Technologies Inc.(b)	1,014,789	210,132,358

		426,828,529

Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,573,409	137,688,949

Auto Components — 0.8%
Adient PLC	2,448,251	36,870,660
Dana Inc.	4,064,480	55,398,862
Delphi Technologies PLC	2,505,656	35,880,994
Gentex Corp.	7,373,116	149,010,674
Visteon Corp.(a)(b)	815,459	49,155,869

		326,317,059

Automobiles — 0.2%
Thor Industries Inc.	1,411,040	73,374,080

Banks — 7.4%
Associated Banc-Corp.	4,663,437	92,289,418
BancorpSouth Bank	2,551,204	66,688,473
Bank of Hawaii Corp.	1,178,217	79,317,568
Bank OZK(a)	3,406,066	77,760,487
Cathay General Bancorp.	2,162,849	72,520,327
Chemical Financial Corp.	2,012,229	73,667,704
Commerce Bancshares Inc.	2,793,940	157,494,398
Cullen/Frost Bankers Inc.	1,798,575	158,166,685
East West Bancorp. Inc.	4,077,304	177,485,043
F.N.B. Corp.	9,139,330	89,931,007
First Horizon National Corp.	9,113,129	119,928,778
Fulton Financial Corp.	4,959,819	76,777,998
Hancock Whitney Corp.	2,392,587	82,903,139
Home BancShares Inc./AR	4,475,080	73,122,807
International Bancshares Corp.	1,544,578	53,133,483
MB Financial Inc.	2,372,569	94,024,909
PacWest Bancorp	3,431,881	114,213,000
Pinnacle Financial Partners Inc.	2,063,727	95,137,815
Prosperity Bancshares Inc.	1,869,738	116,484,677
Signature Bank/New York NY	1,501,624	154,381,963
Sterling Bancorp./DE	6,328,389	104,481,702
Synovus Financial Corp.	4,656,429	148,959,164
TCF Financial Corp.	4,703,676	91,674,645
Texas Capital Bancshares Inc.(a)(b)	1,414,229	72,252,960
Trustmark Corp.	1,887,800	53,670,154
UMB Financial Corp.	1,266,539	77,220,883
Umpqua Holdings Corp.	6,196,054	98,517,259
United Bankshares Inc./WV	2,912,673	90,613,257
Valley National Bancorp	9,340,311	82,941,962
Webster Financial Corp.	2,595,134	127,914,155
Wintrust Financial Corp.	1,588,320	105,607,397

		3,079,283,217

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	243,295	58,595,168

Biotechnology — 0.9%
Exelixis Inc.(a)(b)	8,409,536	165,415,573
Ligand Pharmaceuticals Inc.(a)(b)	597,811	81,122,953
United Therapeutics Corp.(a)(b)	1,227,551	133,680,304

		380,218,830

Security	Shares	Value

Building Products — 0.7%
Lennox International Inc.	1,019,743	$223,180,953
Resideo Technologies Inc.(b)	3,470,325	71,315,179

		294,496,132

Capital Markets — 3.0%
Eaton Vance Corp., NVS	3,277,718	115,310,119
Evercore Inc., Class A	1,138,375	81,462,115
FactSet Research Systems Inc.	1,069,899	214,118,887
Federated Investors Inc., Class B	2,681,027	71,181,267
Interactive Brokers Group Inc., Class A(a)	2,115,102	115,590,324
Janus Henderson Group PLC	4,693,214	97,243,394
Legg Mason Inc.	2,409,208	61,458,896
MarketAxess Holdings Inc.(a)	1,057,399	223,438,983
SEI Investments Co.	3,675,012	169,785,555
Stifel Financial Corp.(a)	2,025,448	83,894,056

		1,233,483,596

Chemicals — 2.6%
Ashland Global Holdings Inc.	1,757,581	124,717,948
Cabot Corp.	1,688,552	72,506,423
Chemours Co. (The)	4,812,549	135,810,133
Minerals Technologies Inc.	988,551	50,752,208
NewMarket Corp.	250,642	103,287,062
Olin Corp.	4,684,094	94,197,130
PolyOne Corp.	2,252,513	64,421,872
RPM International Inc.	3,733,056	219,429,032
Scotts Miracle-Gro Co. (The)	1,102,910	67,784,848
Sensient Technologies Corp.	1,191,886	66,566,833
Valvoline Inc.	5,292,706	102,413,861

		1,101,887,350

Commercial Services & Supplies — 1.4%
Brink’s Co. (The)	1,429,154	92,394,806
Clean Harbors Inc.(a)(b)	1,430,305	70,585,552
Deluxe Corp.	1,306,212	50,210,789
Healthcare Services Group Inc.	2,077,435	83,471,338
Herman Miller Inc.	1,666,823	50,421,396
HNI Corp.	1,239,233	43,906,025
MSA Safety Inc.	985,389	92,892,621
Pitney Bowes Inc.	5,258,374	31,076,990
Stericycle Inc.(a)(b)	2,400,298	88,066,934

		603,026,451

Communications Equipment — 1.4%
ARRIS International PLC(a)(b)	4,597,171	140,535,517
Ciena Corp.(a)(b)	3,995,112	135,474,248
InterDigital Inc.	951,953	63,238,238
Lumentum Holdings Inc.(a)(b)	2,070,127	86,966,035
NetScout Systems Inc.(a)(b)	1,967,254	46,486,212
Plantronics Inc.	924,857	30,612,767
ViaSat Inc.(a)(b)	1,577,115	92,970,929

		596,283,946

Construction & Engineering — 1.2%
AECOM(a)(b)	4,398,061	116,548,617
Dycom Industries Inc.(a)(b)	877,858	47,439,446
EMCOR Group Inc.	1,619,057	96,641,512
Granite Construction Inc.	1,319,026	53,130,367
KBR Inc.	3,966,865	60,217,011
MasTec Inc.(a)(b)	1,792,627	72,708,951
Valmont Industries Inc.	621,292	68,932,348

		515,618,252

10

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.2%
Eagle Materials Inc.(a)	1,318,921	$80,493,749

Consumer Finance — 0.4%
Navient Corp.	6,476,144	57,054,828
SLM Corp.(a)(b)	12,253,954	101,830,358

		158,885,186

Containers & Packaging — 1.4%
AptarGroup Inc.	1,766,756	166,198,737
Bemis Co. Inc.	2,564,353	117,703,803
Greif Inc., Class A, NVS	725,867	26,936,924
Owens-Illinois Inc.(a)(b)	4,463,859	76,956,929
Silgan Holdings Inc.	2,183,139	51,565,743
Sonoco Products Co.	2,807,359	149,154,984

		588,517,120

Distributors — 0.4%
Pool Corp.	1,132,098	168,286,368

Diversified Consumer Services — 1.1%
Adtalem Global Education Inc.(a)(b)	1,652,412	78,192,136
Graham Holdings Co., Class B	122,018	78,162,290
Service Corp. International/U.S	5,089,635	204,908,705
Sotheby’s(a)(b)	976,640	38,811,674
Weight Watchers International Inc.(a)(b)	1,095,442	42,229,289

		442,304,094

Electric Utilities — 1.6%
ALLETE Inc.	1,447,447	110,324,410
Hawaiian Electric Industries Inc.	3,067,955	112,348,512
IDACORP Inc.	1,417,884	131,948,285
OGE Energy Corp.	5,617,935	220,166,873
PNM Resources Inc.	2,244,220	92,215,000

		667,003,080

Electrical Equipment — 1.3%
Acuity Brands Inc.	1,126,827	129,528,764
EnerSys	1,187,004	92,123,380
Hubbell Inc.	1,540,721	153,055,224
nVent Electric PLC	4,592,552	103,148,718
Regal Beloit Corp.	1,218,464	85,353,403

		563,209,489

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(a)(b)	2,450,698	168,975,627
Avnet Inc.	3,128,802	112,949,752
Belden Inc.(a)	1,133,718	47,355,401
Cognex Corp.(a)	4,843,274	187,289,406
Coherent Inc.(a)(b)	685,710	72,486,404
Jabil Inc.	4,044,458	100,262,114
Littelfuse Inc.	707,592	121,337,876
National Instruments Corp.	3,166,226	143,683,336
SYNNEX Corp.	1,166,912	94,333,166
Tech Data Corp.(a)(b)	1,049,723	85,877,839
Trimble Inc.(a)(b)	7,064,028	232,477,161
Vishay Intertechnology Inc.	3,725,807	67,101,784
Zebra Technologies Corp., Class A(b)	1,513,378	240,975,179

		1,675,105,045

Energy Equipment & Services — 1.2%
Apergy Corp.(a)(b)	2,179,192	59,012,519
Core Laboratories NV(a)	1,244,062	74,220,739
Diamond Offshore Drilling Inc.(a)(b)	1,811,521	17,100,758
Dril-Quip Inc.(a)(b)	1,009,227	30,307,087
Ensco PLC, Class A(a)	12,316,385	43,846,330

Security	Shares	Value

Energy Equipment & Services (continued)
McDermott International Inc.(a)(b)	5,090,074	$33,289,084
Oceaneering International Inc.(b)	2,783,527	33,680,677
Patterson-UTI Energy Inc.	6,132,526	63,471,644
Rowan Companies PLC, Class A(b)	3,580,007	30,036,259
Transocean Ltd.(a)(b)	14,209,416	98,613,347

		483,578,444

Entertainment — 0.9%
Cinemark Holdings Inc.	2,991,681	107,102,180
Live Nation Entertainment Inc.(a)(b)	3,889,982	191,581,613
World Wrestling Entertainment Inc., Class A(a)	1,221,662	91,282,585

		389,966,378

Equity Real Estate Investment Trusts (REITs) — 9.1%
Alexander & Baldwin Inc.	1,916,509	35,225,435
American Campus Communities Inc.(a)	3,854,308	159,529,808
Camden Property Trust(a)	2,619,623	230,657,805
CoreCivic Inc.	3,328,846	59,353,324
CoreSite Realty Corp.(a)	1,034,194	90,212,743
Corporate Office Properties Trust(a)	3,053,695	64,219,206
Cousins Properties Inc.(a)	11,873,384	93,799,734
CyrusOne Inc.(a)	2,976,754	157,410,752
Douglas Emmett Inc.	4,541,272	154,993,613
EPR Properties(a)	2,091,645	133,928,029
First Industrial Realty Trust Inc.(a)	3,552,685	102,530,489
GEO Group Inc. (The)(a)	3,434,245	67,654,627
Healthcare Realty Trust Inc.(a)	3,528,564	100,352,360
Highwoods Properties Inc.(a)	2,910,886	112,622,179
Hospitality Properties Trust(a)	4,631,350	110,596,638
JBG SMITH Properties	3,060,940	106,551,321
Kilroy Realty Corp.(a)	2,833,741	178,185,634
Lamar Advertising Co., Class A(a)	2,393,184	165,560,469
Liberty Property Trust(a)	4,157,817	174,129,376
Life Storage Inc.(a)	1,312,950	122,091,220
Mack-Cali Realty Corp.(a)	2,541,139	49,780,913
Medical Properties Trust Inc.(a)	10,264,821	165,058,322
National Retail Properties Inc.(a)	4,476,078	217,134,544
Omega Healthcare Investors Inc.(a)	5,645,053	198,423,613
Pebblebrook Hotel Trust(a)	3,601,111	101,947,452
PotlatchDeltic Corp.(a)	1,895,345	59,968,716
Rayonier Inc.(a)	3,648,093	101,015,695
Sabra Health Care REIT Inc.(a)	5,016,470	82,671,426
Senior Housing Properties Trust	6,686,726	78,368,429
Tanger Factory Outlet Centers Inc.(a)	2,626,086	53,099,459
Taubman Centers Inc.(a)	1,718,883	78,191,988
Uniti Group Inc.(a)(b)	5,034,044	78,380,065
Urban Edge Properties(a)	3,208,358	53,322,910
Weingarten Realty Investors(a)	3,356,881	83,284,218

		3,820,252,512

Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	1,029,714	131,947,552
Sprouts Farmers Market Inc.(a)(b)	3,589,127	84,380,376

		216,327,928

Food Products — 1.8%
Flowers Foods Inc.	5,169,078	95,472,871
Hain Celestial Group Inc. (The)(a)(b)	2,508,301	39,781,654
Ingredion Inc.	1,992,438	182,108,833
Lancaster Colony Corp.	549,768	97,231,968
Post Holdings Inc.(a)(b)	1,875,561	167,168,752
Sanderson Farms Inc.	567,626	56,359,585
Tootsie Roll Industries Inc.(a)	520,079	17,370,639

11

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
TreeHouse Foods Inc.(a)(b)	1,577,705	$80,005,421

		735,499,723

Gas Utilities — 2.5%
Atmos Energy Corp.	3,286,520	304,726,134
National Fuel Gas Co.	2,421,636	123,939,330
New Jersey Resources Corp.	2,489,404	113,691,081
ONE Gas Inc.	1,479,848	117,795,901
Southwest Gas Holdings Inc.	1,490,673	114,036,485
UGI Corp.	4,889,852	260,873,604

		1,035,062,535

Health Care Equipment & Supplies — 4.6%
Avanos Medical Inc.(a)(b)	1,332,259	59,671,881
Cantel Medical Corp.(a)	1,022,559	76,129,518
Globus Medical Inc., Class A(a)(b)	2,138,076	92,535,929
Haemonetics Corp.(a)(b)	1,454,289	145,501,614
Hill-Rom Holdings Inc.(a)	1,892,434	167,575,031
ICU Medical Inc.(a)(b)	467,315	107,309,543
Inogen Inc.(a)(b)	497,053	61,719,071
Integra LifeSciences Holdings Corp.(a)(b)	1,990,972	89,792,837
LivaNova PLC(a)(b)	1,369,378	125,257,006
Masimo Corp.(a)(b)	1,371,335	147,240,239
NuVasive Inc.(a)(b)	1,449,091	71,816,950
STERIS PLC	2,376,765	253,957,340
Teleflex Inc.(a)	1,293,349	334,304,850
West Pharmaceutical Services Inc.	2,083,641	204,259,327

		1,937,071,136

Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	2,483,817	63,858,935
Chemed Corp.	451,226	127,823,301
Encompass Health Corp.(a)	2,782,590	171,685,803
HealthEquity Inc.(a)(b)	1,524,135	90,914,653
MEDNAX Inc.(a)(b)	2,522,429	83,240,157
Molina Healthcare Inc.(a)(b)	1,754,801	203,942,972
Patterson Companies Inc.	2,326,602	45,740,996
Tenet Healthcare Corp.(a)(b)	2,337,079	40,057,534

		827,264,351

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,928,878	47,514,384
Medidata Solutions Inc.(a)(b)	1,721,017	116,030,966

		163,545,350

Hotels, Restaurants & Leisure — 4.0%
Boyd Gaming Corp.	2,272,006	47,212,285
Brinker International Inc.	1,090,337	47,953,021
Cheesecake Factory Inc. (The)	1,173,186	51,045,323
Churchill Downs Inc.(a)	336,483	82,081,663
Cracker Barrel Old Country Store Inc.(a)	676,519	108,148,327
Domino’s Pizza Inc.	1,169,977	290,142,596
Dunkin’ Brands Group Inc.	2,323,311	148,970,701
Eldorado Resorts Inc.(a)(b)	1,831,674	66,324,916
International Speedway Corp., Class A	688,511	30,198,092
Jack in the Box Inc.	725,817	56,345,174
Marriott Vacations Worldwide Corp.	1,154,169	81,380,456
Papa John’s International Inc.(a)	636,509	25,339,423
Penn National Gaming Inc.(a)(b)	3,042,114	57,283,007
Scientific Games Corp./DE, Class A(a)(b)	1,548,242	27,682,567
Six Flags Entertainment Corp.	2,018,301	112,278,085
Texas Roadhouse Inc.	1,873,202	111,830,159
Wendy’s Co. (The)	5,275,067	82,343,796
Wyndham Destinations Inc.	2,741,234	98,245,827

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.(a)	2,789,838	$126,574,950

		1,651,380,368

Household Durables — 1.5%
Helen of Troy Ltd.(a)(b)	742,583	97,412,038
KB Home(a)	2,433,142	46,473,012
NVR Inc.(a)(b)	95,640	233,073,724
Tempur Sealy International Inc.(a)(b)	1,288,495	53,343,693
Toll Brothers Inc.	3,808,579	125,416,506
TRI Pointe Group Inc.(a)(b)	4,009,248	43,821,081
Tupperware Brands Corp.	1,370,356	43,262,139

		642,802,193

Household Products — 0.2%
Energizer Holdings Inc.	1,681,804	75,933,451

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,675,734	168,444,782

Insurance — 5.1%
Alleghany Corp.	417,328	260,128,889
American Financial Group Inc./OH	1,984,087	179,619,396
Aspen Insurance Holdings Ltd.	1,682,444	70,645,824
Brown & Brown Inc.	6,596,985	181,812,907
CNO Financial Group Inc.	4,637,005	68,998,634
First American Financial Corp.	3,132,102	139,817,033
Genworth Financial Inc., Class A(b)	14,107,677	65,741,775
Hanover Insurance Group Inc. (The)	1,190,735	139,042,126
Kemper Corp.	1,672,696	111,033,560
Mercury General Corp.	759,782	39,288,327
Old Republic International Corp.	8,001,789	164,596,800
Primerica Inc.	1,105,268	107,995,736
Reinsurance Group of America Inc.	1,766,409	247,703,534
RenaissanceRe Holdings Ltd.	1,131,571	151,291,043
WR Berkley Corp.(a)	2,712,820	200,504,526

		2,128,220,110

Interactive Media & Services — 0.3%
Cars.com Inc.(a)(b)	1,774,429	38,150,223
Yelp Inc.(a)(b)	2,150,016	75,229,060

		113,379,283

IT Services — 2.6%
CACI International Inc., Class A(a)(b)	698,929	100,666,744
CoreLogic Inc.(a)(b)	2,268,838	75,824,566
Leidos Holdings Inc.	4,212,404	222,077,939
LiveRamp Holdings Inc.(a)(b)	1,913,519	73,919,239
MAXIMUS Inc.	1,803,994	117,421,969
Perspecta Inc.(a)	3,994,513	68,785,514
Sabre Corp.	7,743,818	167,576,222
Science Applications International Corp.	1,196,646	76,226,350
WEX Inc.(a)(b)	1,212,370	169,804,542

		1,072,303,085

Leisure Products — 0.6%
Brunswick Corp./DE	2,443,988	113,523,242
Polaris Industries Inc.	1,633,507	125,257,317

		238,780,559

Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories Inc., Class A(b)	566,380	131,524,763
Bio-Techne Corp.	1,062,265	153,730,991
Charles River Laboratories International Inc.(a)(b)	1,352,810	153,111,036
PRA Health Sciences Inc.(a)(b)	1,644,781	151,254,061

12

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)(b)	1,713,025	$67,407,534

		657,028,385

Machinery — 5.1%
AGCO Corp.	1,849,662	102,970,684
Crane Co.	1,419,710	102,474,668
Donaldson Co. Inc.	3,597,320	156,087,715
Graco Inc.	4,688,839	196,227,912
IDEX Corp.	2,157,652	272,425,141
ITT Inc.	2,464,757	118,973,820
Kennametal Inc.	2,309,308	76,853,770
Lincoln Electric Holdings Inc.	1,812,743	142,934,786
Nordson Corp.	1,472,017	175,685,229
Oshkosh Corp.	2,022,274	123,985,619
Terex Corp.	1,827,463	50,383,155
Timken Co. (The)	1,944,974	72,586,430
Toro Co. (The)	2,958,838	165,339,867
Trinity Industries Inc.	4,115,128	84,730,485
Wabtec Corp.(a)	2,418,589	169,905,877
Woodward Inc.(a)	1,564,330	116,214,076

		2,127,779,234

Marine — 0.2%
Kirby Corp.(a)(b)	1,518,531	102,288,248

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	1,273,392	69,883,753
Cable One Inc.	139,821	114,667,202
John Wiley & Sons Inc., Class A	1,272,338	59,761,716
Meredith Corp.	1,121,079	58,228,843
New York Times Co. (The), Class A(a)	3,976,346	88,632,752
TEGNA Inc.	6,046,057	65,720,640

		456,894,906

Metals & Mining — 2.0%
Allegheny Technologies Inc.(a)(b)	3,542,104	77,111,604
Carpenter Technology Corp.	1,328,751	47,316,823
Commercial Metals Co.	3,322,029	53,218,905
Compass Minerals International Inc.	950,570	39,629,263
Reliance Steel & Aluminum Co.	1,981,199	141,001,933
Royal Gold Inc.	1,840,184	157,611,760
Steel Dynamics Inc.	6,457,046	193,969,662
U.S. Steel Corp.	4,986,625	90,956,040
Worthington Industries Inc.	1,138,554	39,667,221

		840,483,211

Multi-Utilities — 1.1%
Black Hills Corp.	1,518,230	95,314,479
MDU Resources Group Inc.	5,515,418	131,487,565
NorthWestern Corp.	1,414,326	84,067,538
Vectren Corp.	2,336,852	168,206,607

		479,076,189

Multiline Retail — 0.4%
Big Lots Inc.(a)	1,137,297	32,890,629
Dillard’s Inc., Class A(a)	519,786	31,348,294
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,452,980	96,637,700

		160,876,623

Oil, Gas & Consumable Fuels — 2.6%
Callon Petroleum Co.(a)(b)	6,396,053	41,510,384
Chesapeake Energy Corp.(a)(b)	25,705,163	53,980,842
CNX Resources Corp.(a)(b)	5,727,344	65,406,269
EQT Corp.(a)	7,156,979	135,195,333
Equitrans Midstream Corp.(a)(b)	5,730,488	114,724,370

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(a)(b)	2,918,135	$45,318,637
Murphy Oil Corp.	4,568,637	106,860,419
Oasis Petroleum Inc.(a)(b)	7,526,530	41,621,711
PBF Energy Inc., Class A	3,372,199	110,169,741
QEP Resources Inc.(a)(b)	6,653,745	37,460,584
Range Resources Corp.(a)	5,825,808	55,752,983
SM Energy Co.(a)	2,902,729	44,934,245
Southwestern Energy Co.(a)(b)	16,395,857	55,909,872
World Fuel Services Corp.	1,908,443	40,859,765
WPX Energy Inc.(a)(b)	11,113,095	126,133,628

		1,075,838,783

Paper & Forest Products — 0.4%
Domtar Corp.	1,772,202	62,257,456
Louisiana-Pacific Corp.	3,971,062	88,236,998

		150,494,454

Personal Products — 0.4%
Edgewell Personal Care Co.(b)	1,522,703	56,872,957
Nu Skin Enterprises Inc., Class A	1,564,647	95,959,801

		152,832,758

Pharmaceuticals — 0.5%
Catalent Inc.(a)(b)	4,088,922	127,492,588
Mallinckrodt PLC(a)(b)	2,344,894	37,049,325
Prestige Consumer Healthcare Inc.(a)(b)	1,458,590	45,041,259

		209,583,172

Professional Services — 1.1%
ASGN Inc.(a)(b)	1,476,024	80,443,308
Dun & Bradstreet Corp. (The)	1,043,054	148,885,528
Insperity Inc.	1,072,184	100,099,098
ManpowerGroup Inc.	1,739,386	112,712,213

		442,140,147

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.(a)	1,281,676	162,260,182
Realogy Holdings Corp.(a)	3,323,806	48,793,472

		211,053,654

Road & Rail — 1.7%
Avis Budget Group Inc.(a)(b)	1,827,549	41,083,302
Genesee & Wyoming Inc., Class A(a)(b)	1,642,455	121,574,519
Knight-Swift Transportation Holdings Inc.(a)	3,544,753	88,866,958
Landstar System Inc.(a)	1,158,115	110,796,862
Old Dominion Freight Line Inc.(a)	1,840,104	227,234,443
Ryder System Inc.	1,496,023	72,033,507
Werner Enterprises Inc.	1,248,352	36,876,318

		698,465,909

Semiconductors & Semiconductor Equipment — 3.1%
Cirrus Logic Inc.(a)(b)	1,688,026	56,008,703
Cree Inc.(a)(b)	2,884,672	123,391,845
Cypress Semiconductor Corp.	10,188,979	129,603,813
First Solar Inc.(a)(b)	2,121,444	90,065,905
Integrated Device Technology Inc.(b)	3,628,428	175,724,768
MKS Instruments Inc.	1,522,770	98,386,170
Monolithic Power Systems Inc.	1,097,498	127,584,142
Silicon Laboratories Inc.(a)(b)	1,216,394	95,864,011
Synaptics Inc.(a)(b)	976,511	36,335,974
Teradyne Inc.	5,042,306	158,227,562
Universal Display Corp.(a)	1,193,450	111,671,116
Versum Materials Inc.	3,070,912	85,125,681

		1,287,989,690

13

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 3.9%
ACI Worldwide Inc.(a)(b)	3,262,196	$90,264,963
Blackbaud Inc.(a)	1,369,176	86,121,170
CDK Global Inc.	3,629,596	173,785,057
CommVault Systems Inc.(a)(b)	1,093,616	64,621,769
Fair Isaac Corp.(b)	814,445	152,301,215
j2 Global Inc.	1,317,929	91,437,914
LogMeIn Inc.	1,439,110	117,388,203
Manhattan Associates Inc.(a)(b)	1,843,455	78,107,188
PTC Inc.(a)(b)	3,004,162	249,045,030
Teradata Corp.(a)(b)	3,324,724	127,536,413
Tyler Technologies Inc.(a)(b)	1,091,984	202,912,467
Ultimate Software Group Inc. (The)(a)(b)	879,508	215,365,124

		1,648,886,513

Specialty Retail — 2.1%
Aaron’s Inc.(a)	1,938,674	81,521,242
American Eagle Outfitters Inc.	4,746,828	91,756,185
AutoNation Inc.(a)(b)	1,620,564	57,854,135
Bed Bath & Beyond Inc.(a)	3,894,000	44,080,080
Dick’s Sporting Goods Inc.	2,074,911	64,737,223
Five Below Inc.(a)(b)	1,568,380	160,476,642
Michaels Companies Inc. (The)(a)(b)	2,535,810	34,334,867
Murphy USA Inc.(a)(b)	842,801	64,592,269
Sally Beauty Holdings Inc.(a)(b)	3,385,184	57,717,387
Signet Jewelers Ltd.	1,462,707	46,470,201
Urban Outfitters Inc.(a)(b)	2,119,452	70,365,807
Williams-Sonoma Inc.	2,258,223	113,927,350

		887,833,388

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,324,628	76,732,414

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	1,289,657	105,261,804
Deckers Outdoor Corp.(a)(b)	819,190	104,815,361
Skechers U.S.A. Inc., Class A(a)(b)	3,765,799	86,199,139

		296,276,304

Thrifts & Mortgage Finance — 0.6%
LendingTree Inc.(a)(b)	209,547	46,010,235
New York Community Bancorp. Inc.	13,775,141	129,624,077
Washington Federal Inc.	2,293,195	61,251,238

		236,885,550

Security	Shares	Value

Trading Companies & Distributors — 0.8%
GATX Corp.	1,056,430	$74,805,808
MSC Industrial Direct Co. Inc., Class A	1,277,195	98,241,840
NOW Inc.(a)(b)	3,038,575	35,369,013
Watsco Inc.	903,394	125,698,241

		334,114,902

Water Utilities — 0.4%
Aqua America Inc.	5,004,992	171,120,676

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	2,614,556	85,077,652

Total Common Stocks — 99.8% (Cost: $ 43,346,417,385)		41,660,470,640

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	2,529,295,713	2,529,548,642
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	58,472,316	58,472,316

		2,588,020,958

Total Short-Term Investments — 6.2% (Cost: $ 2,587,828,864)		2,588,020,958

Total Investments in Securities — 106.0% (Cost: $ 45,934,246,249)		44,248,491,598

Other Assets, Less Liabilities — (6.0)%		(2,508,511,410)

Net Assets — 100.0%		$41,739,980,188

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,442,061,800	87,233,913	2,529,295,713	$2,529,548,642	$9,308,771	(a)	$(96,922)	$289,299
BlackRock Cash Funds: Treasury, SL Agency Shares	55,072,486	3,399,830	58,472,316	58,472,316	953,697		—	—

				$2,588,020,958	$10,262,468		$(96,922)	$289,299

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	382	03/15/19	$63,496	$91,683

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$41,660,470,640	$—	$—	$41,660,470,640
Money Market Funds	2,588,020,958	—	—	2,588,020,958

	$44,248,491,598	$—	$—	$44,248,491,598

Derivative financial instruments(a)
Assets
Futures Contracts	$91,683	$—	$—	$91,683

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

15

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.(a)	1,829,796	$68,324,583
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	4,054,701	142,847,116
Aerovironment Inc.(a)(b)(c)	1,199,449	81,502,559
Axon Enterprise Inc.(a)(b)(c)	3,287,233	143,816,444
Cubic Corp.(a)	1,607,776	86,401,882
Engility Holdings Inc.(b)	1,030,532	29,328,941
Mercury Systems Inc.(a)(b)(c)	2,729,926	129,098,200
Moog Inc., Class A(a)	1,824,391	141,353,815
National Presto Industries Inc.	285,676	33,401,238
Triumph Group Inc.(a)(c)	2,751,528	31,642,572

		887,717,350

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,445,580	60,989,020
Echo Global Logistics Inc.(a)(b)(c)	1,623,734	33,010,512
Forward Air Corp.(a)	1,639,451	89,923,888
Hub Group Inc., Class A(a)(b)	1,900,272	70,443,083

		254,366,503

Airlines — 0.7%
Allegiant Travel Co.	721,988	72,357,637
Hawaiian Holdings Inc.(a)	2,780,067	73,421,570
SkyWest Inc.(a)	2,913,418	129,559,698

		275,338,905

Auto Components — 2.1%
American Axle & Manufacturing Holdings Inc.(a)(b)(c) .	6,317,076	70,119,544
Cooper Tire & Rubber Co.(a)	2,812,091	90,914,902
Cooper-Standard Holdings Inc.(a)(b)(c)	928,059	57,651,025
Dorman Products Inc.(b)(c)	1,631,858	146,899,857
Fox Factory Holding Corp.(a)(b)(c)	2,138,339	125,884,017
Garrett Motion Inc.(a)(b)(c)	4,203,077	51,865,970
Gentherm Inc.(a)(b)(c)	1,963,182	78,488,016
LCI Industries(a)	1,424,740	95,172,632
Motorcar Parts of America Inc.(a)(b)(c)	1,085,812	18,067,912
Standard Motor Products Inc.(a)	1,142,507	55,331,614
Superior Industries International Inc.	1,246,000	5,993,260

		796,388,749

Automobiles — 0.1%
Winnebago Industries Inc.(a)	1,626,907	39,387,418

Banks — 9.4%
Ameris Bancorp.	2,258,861	71,538,128
Banc of California Inc.	2,416,947	32,169,565
Banner Corp.	1,756,271	93,925,373
Berkshire Hills Bancorp. Inc.(a)	2,283,340	61,581,680
Boston Private Financial Holdings Inc.(a)	4,638,890	49,033,067
Brookline Bancorp. Inc.(a)	4,484,016	61,969,101
Central Pacific Financial Corp.	1,273,502	31,009,774
City Holding Co.(a)	928,777	62,776,037
Columbia Banking System Inc.(a)	4,099,695	148,777,932
Community Bank System Inc.(a)	2,864,493	166,999,942
Customers Bancorp. Inc.(a)(b)(c)	1,665,670	30,315,194
CVB Financial Corp.	5,751,222	116,347,221
Eagle Bancorp. Inc.(a)(b)(c)	1,782,390	86,820,217
Fidelity Southern Corp.	1,264,025	32,889,931
First BanCorp./Puerto Rico(a)	12,183,799	104,780,671
First Commonwealth Financial Corp.(a)	5,526,625	66,761,630
First Financial Bancorp.(a)	5,481,806	130,028,438
First Financial Bankshares Inc.(a)	3,801,587	219,313,554
First Midwest Bancorp. Inc.(a)	5,845,999	115,809,240

Security	Shares	Value

Banks (continued)
Franklin Financial Network Inc.(b)(c)	688,432	$18,153,952
Glacier Bancorp. Inc.(a)	4,717,363	186,901,922
Great Western Bancorp. Inc.(a)	3,249,335	101,541,719
Green Bancorp. Inc.	1,499,936	25,708,903
Hanmi Financial Corp.(a)	1,785,220	35,168,834
Heritage Financial Corp./WA(a)	1,880,376	55,884,775
Hope Bancorp Inc.(a)	6,893,450	81,756,317
Independent Bank Corp./Rockland MA(a)	1,580,462	111,122,283
LegacyTexas Financial Group Inc.(a)	2,538,053	81,446,121
National Bank Holdings Corp., Class A	1,463,245	45,170,373
NBT Bancorp. Inc.(a)	2,451,230	84,788,046
OFG Bancorp.	2,463,736	40,553,095
Old National Bancorp./IN(a)	8,431,786	129,849,504
Opus Bank	1,238,981	24,271,638
Pacific Premier Bancorp. Inc.(b)(c)	2,533,272	64,649,101
Preferred Bank/Los Angeles CA(a)	795,316	34,476,949
S&T Bancorp. Inc.(a)	1,959,077	74,131,474
Seacoast Banking Corp. of Florida(a)(b)(c)	2,890,592	75,213,204
ServisFirst Bancshares Inc.	2,588,082	82,482,173
Simmons First National Corp., Class A(a)	5,180,913	125,015,431
Southside Bancshares Inc.(a)	1,869,756	59,364,753
Tompkins Financial Corp.	704,910	52,875,299
Triumph Bancorp. Inc.(a)(b)(c)	1,367,262	40,607,681
United Community Banks Inc./GA(a)	4,063,979	87,212,989
Veritex Holdings Inc.(b)(c)	1,339,109	28,630,150
Westamerica Bancorp.(a)	1,501,724	83,6 15,992

	3,513,439,373

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated(c)	261,521	46,388,595
MGP Ingredients Inc.(c)	713,916	40,72 8,908

		87,117,503

Biotechnology — 2.2%
Acorda Therapeutics Inc.(b)(c)	2,222,996	34,634,278
AMAG Pharmaceuticals Inc.(b)(c)	1,638,403	24,887,342
Cytokinetics Inc.(a)(b)(c)	3,133,181	19,801,704
Eagle Pharmaceuticals Inc./DE(b)(c)	633,530	25,524,924
Emergent BioSolutions Inc.(b)(c)	2,523,287	149,580,453
Enanta Pharmaceuticals Inc.(b)(c)	884,998	62,684,408
Momenta Pharmaceuticals Inc.(a)(b)(c)	5,403,382	59,653,337
Myriad Genetics Inc.(a)(b)(c)	4,208,597	122,343,915
Progenics Pharmaceuticals Inc.(a)(b)(c)	4,747,040	19,937,568
REGENXBIO Inc.(b)(c)	1,694,470	71,083,016
Repligen Corp.(a)(b)(c)	2,199,905	116,022,990
Spectrum Pharmaceuticals Inc.(a)(b)(c)	5,716,672	50,020,880
Vanda Pharmaceuticals Inc.(a)(b)(c)	2,943,812	76,921,807

		833 ,096,622

Building Products — 2.2%
AAON Inc.(c)	2,301,568	80,692,973
American Woodmark Corp.(a)(b)	864,647	48,143,545
Apogee Enterprises Inc.(a)	1,601,172	47,794,984
Gibraltar Industries Inc.(a)(b)(c)	1,809,466	64,398,895
Griffon Corp.	1,919,480	20,058,566
Insteel Industries Inc.(a)	1,039,845	25,247,437
Patrick Industries Inc.(a)(b)(c)	1,280,463	37,914,509
PGT Innovations Inc.(a)(b)(c)	3,261,593	51,696,249
Quanex Building Products Corp.(a)	2,001,182	27,196,063
Simpson Manufacturing Co. Inc.(a)	2,320,727	125,620,953
Trex Co. Inc.(a)(b)(c)	3,306,805	196,291,945

16

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Universal Forest Products Inc.(a)	3,459,274	$89,802,753

		814,858,872

Capital Markets — 1.1%
Blucora Inc.(a)(b)(c)	2,690,300	71,669,592
Donnelley Financial Solutions Inc.(a)(b)(c)	1,941,658	27,241,462
Greenhill & Co. Inc.(c)	986,042	24,059,425
INTL. FCStone Inc.(b)(c)	904,192	33,075,343
Investment Technology Group Inc.(a)	1,863,897	56,364,245
Piper Jaffray Companies(a)	834,328	54,932,156
Virtus Investment Partners Inc.(a)	405,984	32,247,309
Waddell & Reed Financial Inc., Class A(a)	4,407,403	79,685,846
WisdomTree Investments Inc.	6,620,917	44,029,098

		423,304,476

Chemicals — 2.7%
A Schulman Inc.(a)(d)	1,640,554	3,133,458
AdvanSix Inc.(a)(b)	1,679,677	40,883,338
American Vanguard Corp.(a)	1,547,887	23,512,404
Balchem Corp.(a)(c)	1,810,422	141,846,564
FutureFuel Corp.	1,471,779	23,342,415
Hawkins Inc.(a)	553,392	22,661,402
HB Fuller Co.(a)	2,852,404	121,712,079
Ingevity Corp.(a)(b)(c)	2,354,915	197,082,836
Innophos Holdings Inc.(a)	1,119,595	27,463,665
Innospec Inc.(a)	1,381,906	85,346,515
Koppers Holdings Inc.(a)(b)(c)	1,162,053	19,801,383
Kraton Corp.(a)(b)(c)	1,810,938	39,550,886
LSB Industries Inc.(b)(c)	1,166,227	6,437,573
Quaker Chemical Corp.(a)	748,583	133,030,685
Rayonier Advanced Materials Inc.(a)	2,916,404	31,059,703
Stepan Co.(a)	1,145,203	84,745,022
Tredegar Corp.	1,466,771	23,262,988

		1,024,872,916

Commercial Services & Supplies — 2.6%
ABM Industries Inc.(a)	3,716,501	119,336,847
Brady Corp., Class A, NVS	2,754,298	119,701,791
Essendant Inc.(a)	1,894,994	23,839,024
Interface Inc.(a)	3,361,125	47,896,031
LSC Communications Inc.(a)	1,886,703	13,206,921
Matthews International Corp., Class A(a)	1,810,922	73,559,652
Mobile Mini Inc.(a)	2,519,027	79,979,107
Multi-Color Corp.(c)	795,388	27,910,165
RR Donnelley & Sons Co.(a)	3,829,534	15,164,955
Team Inc.(a)(b)(c)	1,708,255	25,025,936
Tetra Tech Inc.(a)	3,107,716	160,886,457
U.S. Ecology Inc.(a)	1,244,055	78,350,584
UniFirst Corp./MA(a)(c)	869,739	124,433,559
Viad Corp.(a)(c)	1,153,906	57,799,152

		967,090,181

Communications Equipment — 1.5%
ADTRAN Inc.(a)	2,724,718	29,263,471
Applied Optoelectronics Inc.(a)(b)(c)	1,057,933	16,323,906
CalAmp Corp.(a)(b)(c)	1,951,668	25,391,201
Comtech Telecommunications Corp.(a)	1,345,430	32,747,766
Digi International Inc.(a)(b)(c)	1,560,805	15,748,523
Extreme Networks Inc.(b)(c)	5,564,881	33,945,774
Finisar Corp.(a)(b)	6,617,560	142,939,296
Harmonic Inc.(a)(b)(c)	4,956,837	23,396,271
Lumentum Holdings Inc.(b)	1	42
NETGEAR Inc.(a)(b)	1,770,229	92,105,015

Security	Shares	Value

Communications Equipment (continued)
Viavi Solutions Inc.(a)(b)(c)	12,805,185	$128,692,109

		540,553,374

Construction & Engineering — 0.6%
Aegion Corp.(a)(b)(c)	1,844,584	30,103,611
Arcosa Inc.(a)(b)	2,737,802	75,809,737
Comfort Systems USA Inc.(a)	2,090,168	91,298,538
MYR Group Inc.(a)(b)(c)	943,572	26,580,423
Orion Group Holdings Inc.(a)(b)(c)	1,680,537	7,209,504

		231,001,813

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	903,257	31,866,907

Consumer Finance — 1.6%
Encore Capital Group Inc.(b)(c)	1,447,913	34,025,956
Enova International Inc.(a)(b)(c)	1,941,674	37,784,976
EZCORP Inc., Class A, NVS(b)(c)	2,955,673	22,847,352
FirstCash Inc.(a)	2,466,712	178,466,613
Green Dot Corp., Class A(a)(b)(c)	2,660,341	211,550,316
PRA Group Inc.(a)(b)(c)	2,560,788	62,406,404
World Acceptance Corp.(b)(c)	379,334	38,790,695

		585,872,312

Containers & Packaging — 0.1%
Myers Industries Inc.(a)	2,011,823	30,398,646

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	2,595,726	60,350,630

Diversified Consumer Services — 0.7%
American Public Education Inc.(a)(b)(c)	930,941	26,494,581
Career Education Corp.(a)(b)(c)	3,962,810	45,255,290
Regis Corp.(b)(c)	1,886,002	31,967,734
Strategic Education Inc.(a)(c)	1,221,779	138,574,174

		242,291,779

Diversified Telecommunication Services — 1.1%
ATN International Inc.	616,966	44,131,578
Cincinnati Bell Inc.(a)(b)(c)	2,806,252	21,832,641
Cogent Communications Holdings Inc.(a)	2,359,400	106,668,474
Consolidated Communications Holdings Inc.(a)	4,028,465	39,801,234
Frontier Communications Corp.(a)(c)	5,492,105	13,071,210
Iridium Communications Inc.(b)(c)	5,444,641	100,453,626
Vonage Holdings Corp.(b)(c)	11,369,227	99,253,352

		425,212,115

Electric Utilities — 0.3%
El Paso Electric Co.(a)	2,295,649	115,080,884

Electrical Equipment — 0.4%
AZZ Inc.(a)	1,473,760	59,480,954
Encore Wire Corp.(a)	1,183,235	59,374,732
Powell Industries Inc.	487,776	12,199,278
Vicor Corp.(b)(c)	899,569	33,994,712

		165,049,676

Electronic Equipment, Instruments & Components — 4.2%
Anixter International Inc.(b)	1,626,075	88,312,133
Badger Meter Inc.(a)	1,646,253	81,012,110
Bel Fuse Inc., Class B, NVS	559,365	10,303,503
Benchmark Electronics Inc.(a)	2,453,657	51,968,455
Control4 Corp.(a)(b)(c)	1,480,938	26,064,509
CTS Corp.(a)(c)	1,875,575	48,558,637
Daktronics Inc.(a)	2,322,583	17,187,114
Electro Scientific Industries Inc.(a)(b)	1,919,416	57,505,703

17

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus Inc.(a)(b)	777,060	$55,303,360
Fabrinet(a)(b)(c)	2,073,042	106,367,785
FARO Technologies Inc.(a)(b)(c)	966,861	39,293,231
II-VI Inc.(a)(b)(c)	3,363,948	109,193,752
Insight Enterprises Inc.(a)(b)(c)	2,007,232	81,794,704
Itron Inc.(b)(c)	1,886,501	89,212,632
KEMET Corp.(a)(c)	3,223,862	56,546,540
Knowles Corp.(a)(b)(c)	5,094,725	67,810,790
Methode Electronics Inc.(a)	2,099,054	48,886,968
MTS Systems Corp.(a)	1,014,365	40,706,468
OSI Systems Inc.(a)(b)(c)	949,141	69,572,035
Park Electrochemical Corp.(a)	1,110,799	20,072,138
Plexus Corp.(a)(b)(c)	1,770,674	90,446,028
Rogers Corp.(a)(b)(c)	1,036,787	102,704,120
Sanmina Corp.(a)(b)(c)	3,838,962	92,365,426
ScanSource Inc.(a)(b)(c)	1,450,391	49,864,443
TTM Technologies Inc.(a)(b)(c)	5,232,081	50,908,148

		1,551,960,732

Energy Equipment & Services — 1.7%
Archrock Inc.(a)	7,303,242	54,701,283
Bristow Group Inc.(a)(b)(c)	1,945,323	4,727,135
C&J Energy Services Inc.(a)(b)(c)	3,516,238	47,469,213
CARBO Ceramics Inc.(b)	1,163,137	4,047,717
Era Group Inc.(a)(b)(c)	1,247,789	10,905,676
Exterran Corp.(b)(c)	1,783,474	31,567,490
Geospace Technologies Corp.(a)(b)(c)	834,120	8,599,777
Gulf Island Fabrication Inc.(a)	816,398	5,894,394
Helix Energy Solutions Group Inc.(a)(b)(c)	7,826,382	42,340,727
KLX Energy Services Holdings Inc.(a)(b)(c)	1,258,972	29,522,893
Matrix Service Co.(a)(b)	1,535,297	27,543,228
Nabors Industries Ltd.(a)	18,341,450	36,682,900
Newpark Resources Inc.(a)(b)(c)	5,154,708	35,412,844
Noble Corp. PLC(a)(b)(c)	13,942,691	36,529,850
Oil States International Inc.(a)(b)(c)	3,396,083	48,496,065
Pioneer Energy Services Corp.(a)(b)(c)	4,280,264	5,264,725
ProPetro Holding Corp.(b)(c)	4,161,647	51,271,491
SEACOR Holdings Inc.(a)(b)(c)	973,646	36,024,902
Superior Energy Services Inc.(a)(b)(c)	8,760,240	29,346,804
TETRA Technologies Inc.(a)(b)(c)	6,946,447	11,670,031
U.S. Silica Holdings Inc.(a)(c)	4,355,195	44,335,885
Unit Corp.(a)(b)(c)	3,058,598	43,676,779

		646,031,809

Entertainment — 0.1%
Marcus Corp. (The)(a)	1,117,408	44,137,616

Equity Real Estate Investment Trusts (REITs) — 6.2%
Acadia Realty Trust(a)(c)	4,596,005	109,201,079
Agree Realty Corp.(a)(c)	1,940,458	114,719,877
American Assets Trust Inc.(c)	2,128,494	85,501,604
Armada Hoffler Properties Inc.(a)(c)	2,782,106	39,116,410
CareTrust REIT Inc.(a)(c)	4,592,555	84,778,565
CBL & Associates Properties Inc.(a)(c)	9,761,911	18,742,869
Cedar Realty Trust Inc.(a)	5,144,867	16,154,882
Chatham Lodging Trust(a)(c)	2,599,983	45,967,700
Chesapeake Lodging Trust(a)(c)	3,412,449	83,093,133
Community Healthcare Trust Inc.(a)(c)	987,790	28,477,986
DiamondRock Hospitality Co.(a)(c)	11,672,858	105,989,551
Easterly Government Properties Inc.(a)(c)	3,434,106	53,846,782
EastGroup Properties Inc.(a)(c)	2,017,851	185,097,472
Four Corners Property Trust Inc.(a)(c)	3,817,825	100,027,015

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.(a)(c)	6,095,637	$37,975,819
Getty Realty Corp.	1,901,048	55,909,822
Global Net Lease Inc.(a)(c)	4,259,905	75,059,526
Government Properties Income Trust(a)(c)	5,490,221	37,717,818
Hersha Hospitality Trust(a)(c)	2,063,715	36,197,561
Independence Realty Trust Inc.(a)(c)	4,979,184	45,708,909
iStar Inc.(a)(c)	3,859,908	35,395,356
Kite Realty Group Trust(a)(c)	4,726,069	66,590,312
Lexington Realty Trust(a)(c)	11,833,752	97,155,104
LTC Properties Inc.(a)(c)	2,230,291	92,958,529
National Storage Affiliates Trust(a)	3,172,181	83,935,909
Pennsylvania REIT(a)(c)	3,629,332	21,558,232
PS Business Parks Inc.	1,124,510	147,310,810
Retail Opportunity Investments Corp.(a)(c)	6,415,261	101,874,345
RPT Realty(a)(c)	4,488,641	53,639,260
Saul Centers Inc.(c)	660,445	31,186,213
Summit Hotel Properties Inc.(a)(c)	5,892,362	57,332,682
Universal Health Realty Income Trust(a)(c)	723,328	44,390,639
Urstadt Biddle Properties Inc., Class A(a)(c)	1,702,127	32,714,881
Washington Prime Group Inc.(a)(c)	10,547,211	51,259,446
Whitestone REIT(a)(c)	2,263,564	27,751,295

		2,304,337,393

Food & Staples Retailing — 0.4%
Andersons Inc. (The)	1,496,757	44,738,067
Chefs’ Warehouse Inc. (The)(b)(c)	1,305,020	41,734,539
SpartanNash Co.(a)	2,044,661	35,127,276
United Natural Foods Inc.(a)(b)(c)	2,863,681	30,326,382

		151,926,264

Food Products — 1.6%
B&G Foods Inc.(a)(c)	3,701,535	107,011,377
Calavo Growers Inc.(a)(c)	878,770	64,115,059
Cal-Maine Foods Inc.(c)	1,701,434	71,970,658
Darling Ingredients Inc.(a)(b)(c)	9,243,935	177,853,309
Dean Foods Co.(a)	5,244,427	19,981,267
J&J Snack Foods Corp.	845,091	122,191,708
John B Sanfilippo & Son Inc.(a)	493,692	27,478,897
Seneca Foods Corp., Class A(a)(b)(c)	414,059	11,684,745

		602,287,020

Gas Utilities — 1.2%
Northwest Natural Holding Co.(a)(c)	1,627,183	98,379,484
South Jersey Industries Inc.(a)	4,824,130	134,110,814
Spire Inc.(a)	2,844,962	210,754,785

		443,245,083

Health Care Equipment & Supplies — 3.0%
AngioDynamics Inc.(a)(b)(c)	2,110,540	42,485,170
Anika Therapeutics Inc.(a)(b)(c)	800,085	26,890,857
CONMED Corp.(a)	1,460,267	93,749,141
CryoLife Inc.(a)(b)	1,920,554	54,505,323
Cutera Inc.(a)(b)(c)	767,912	13,069,862
Heska Corp.(a)(b)(c)	383,475	33,017,198
Integer Holdings Corp.(a)(b)	1,677,525	127,928,057
Invacare Corp.(a)(c)	1,690,110	7,267,473
Lantheus Holdings Inc.(a)(b)(c)	2,180,274	34,121,288
LeMaitre Vascular Inc.(c)	900,337	21,283,967
Meridian Bioscience Inc.(a)	2,411,415	41,862,164
Merit Medical Systems Inc.(a)(b)(c)	3,084,872	172,166,706
Natus Medical Inc.(a)(b)(c)	1,886,791	64,207,498
Neogen Corp.(a)(b)(c)	2,923,552	166,642,464
OraSure Technologies Inc.(a)(b)(c)	3,477,592	40,618,275

18

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Orthofix Medical Inc.(a)(b)(c)	1,071,829	$56,260,304
Surmodics Inc.(a)(b)(c)	759,266	35,882,911
Tactile Systems Technology Inc.(a)(b)(c)	938,938	42,768,626
Varex Imaging Corp.(a)(b)(c)	2,152,121	50,962,225

		1,125,689,509

Health Care Providers & Services — 3.3%
Addus HomeCare Corp.(b)(c)	567,692	38,534,933
Amedisys Inc.(a)(b)(c)	1,634,422	191,407,160
AMN Healthcare Services Inc.(a)(b)(c)	2,637,575	149,445,000
BioTelemetry Inc.(a)(b)(c)	1,874,414	111,940,004
Community Health Systems Inc.(a)(b)(c)	6,540,837	18,445,160
CorVel Corp.(b)(c)	527,131	32,534,525
Cross Country Healthcare Inc.(a)(b)(c)	2,083,175	15,269,673
Diplomat Pharmacy Inc.(b)(c)	3,198,173	43,047,409
Ensign Group Inc. (The)(a)	2,757,812	106,975,527
LHC Group Inc.(a)(b)(c)	1,643,711	154,311,589
Magellan Health Inc.(a)(b)(c)	1,353,461	76,998,396
Owens & Minor Inc.(a)	3,475,261	21,998,402
Providence Service Corp. (The)(b)(c)	626,551	37,605,591
Quorum Health Corp.(b)(c)	1,385,307	4,003,537
Select Medical Holdings Corp.(b)(c)	6,115,987	93,880,400
Tivity Health Inc.(a)(b)(c)	2,305,212	57,192,310
U.S. Physical Therapy Inc.(a)(c)	715,190	73,199,697

		1,226,789,313

Health Care Technology — 1.1%
Computer Programs & Systems Inc.(c)	689,883	17,316,063
HealthStream Inc.	1,448,889	34,990,669
HMS Holdings Corp.(a)(b)(c)	4,722,608	132,846,963
NextGen Healthcare Inc.(b)(c)	2,698,680	40,885,002
Omnicell Inc.(a)(b)(c)	2,230,225	136,578,979
Tabula Rasa HealthCare Inc.(b)(c)	956,051	60,957,812

		423,575,488

Hotels, Restaurants & Leisure — 1.8%
Belmond Ltd., Class A(b)(c)	5,030,720	125,918,922
BJ’s Restaurants Inc.(c)	1,029,642	52,068,996
Chuy’s Holdings Inc.(a)(b)(c)	963,832	17,098,380
Dave & Buster’s Entertainment Inc.(a)	2,185,256	97,375,007
Dine Brands Global Inc.(a)	1,001,521	67,442,424
El Pollo Loco Holdings Inc.(b)(c)	1,245,543	18,894,887
Fiesta Restaurant Group Inc.(b)(c)	1,336,196	20,724,400
Monarch Casino & Resort Inc.(b)(c)	657,831	25,089,674
Red Robin Gourmet Burgers Inc.(a)(b)(c)	745,614	19,922,806
Ruth’s Hospitality Group Inc.(a)	1,625,200	36,940,796
Shake Shack Inc., Class A(b)(c)	1,451,028	65,905,692
Wingstop Inc.(a)(c)	1,651,485	106,008,822

		653,390,806

Household Durables — 1.9%
Cavco Industries Inc.(a)(b)(c)	480,261	62,616,429
Ethan Allen Interiors Inc.(a)	1,401,598	24,654,109
Installed Building Products Inc.(b)(c)	1,227,143	41,342,448
iRobot Corp.(a)(b)(c)	1,558,298	130,491,875
La-Z-Boy Inc.(a)	2,636,252	73,050,543
LGI Homes Inc.(b)(c)	1,047,079	47,348,912
M/I Homes Inc.(a)(b)(c)	1,567,761	32,954,336
MDC Holdings Inc.	2,537,645	71,333,201
Meritage Homes Corp.(a)(b)(c)	2,107,754	77,396,727
TopBuild Corp.(a)(b)(c)	1,985,109	89,329,905
Universal Electronics Inc.(a)(b)(c)	792,723	20,040,037

Security	Shares	Value

Household Durables (continued)
William Lyon Homes, Class A(a)(b)(c)	1,876,641	$20,061,292

		690,619,814

Household Products — 0.6%
Central Garden & Pet Co.(b)(c)	592,780	20,421,271
Central Garden & Pet Co., Class A, NVS(b)(c)	2,309,686	72,177,687
WD-40 Co.(a)	780,602	143,053,123

		235,652,081

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	2,031,611	73,524,002

Insurance — 3.7%
Ambac Financial Group Inc.(b)(c)	2,178,362	37,554,961
American Equity Investment Life Holding Co.(a)	5,055,814	141,259,443
AMERISAFE Inc.	952,086	53,973,755
eHealth Inc.(b)(c)	911,617	35,024,325
Employers Holdings Inc.(a)	1,774,665	74,482,690
HCI Group Inc.	419,923	21,336,288
Horace Mann Educators Corp.(a)	2,299,994	86,134,775
James River Group Holdings Ltd.(a)	1,691,472	61,806,387
Maiden Holdings Ltd.	3,541,904	5,844,142
Navigators Group Inc. (The)	1,312,829	91,228,487
ProAssurance Corp.(a)	3,013,840	122,241,350
RLI Corp.	2,204,841	152,111,981
Safety Insurance Group Inc.(a)	815,307	66,700,266
Selective Insurance Group Inc.(a)	3,260,966	198,723,268
Stewart Information Services Corp.(a)	1,335,286	55,280,840
Third Point Reinsurance Ltd.(b)(c)	4,208,009	40,565,207
United Fire Group Inc.	1,140,787	63,256,639
United Insurance Holdings Corp.	1,231,052	20,460,084
Universal Insurance Holdings Inc.(a)	1,811,565	68,694,545

		1,396,679,433

Interactive Media & Services — 0.1%
QuinStreet Inc.(b)(c)	2,164,095	35,123,262

Internet & Direct Marketing Retail — 1.0%
Liquidity Services Inc.(b)(c)	1,449,558	8,943,773
Nutrisystem Inc.(a)	1,659,454	72,816,841
PetMed Express Inc.(a)	1,176,993	27,376,857
Shutterfly Inc.(a)(b)(c)	1,893,335	76,225,667
Shutterstock Inc.(c)	1,048,460	37,755,045
Stamps.com Inc.(b)(c)	865,917	134,771,322

		357,889,505

IT Services — 2.1%
Cardtronics PLC, Class A(b)(c)	2,105,559	54,744,534
CSG Systems International Inc.(a)	1,873,900	59,533,803
EVERTEC Inc.	3,402,327	97,646,785
ExlService Holdings Inc.(a)(b)(c)	1,936,641	101,906,049
ManTech International Corp./VA, Class A(a)	1,489,987	77,918,870
NIC Inc.(a)	3,774,475	47,105,448
Perficient Inc.(a)(b)(c)	1,867,024	41,559,954
Sykes Enterprises Inc.(a)(b)(c)	2,258,205	55,845,410
Travelport Worldwide Ltd.(a)	7,385,768	115,365,696
TTEC Holdings Inc.	798,237	22,805,631
Unisys Corp.(a)(b)(c)	2,900,412	33,731,792
Virtusa Corp.(a)(b)(c)	1,546,681	65,873,144

		774,037,116

Leisure Products — 0.5%
Callaway Golf Co.(a)(c)	4,999,586	76,493,666
Nautilus Inc.(a)(b)(c)	1,712,433	18,665,520

19

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co. Inc.	986,120	$52,481,306
Vista Outdoor Inc.(a)(b)(c)	3,270,929	37,125,044

		184,765,536

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)(b)(c)	1,893,458	71,496,974
Luminex Corp.(a)	2,347,526	54,251,326
Medpace Holdings Inc.(b)	1,453,321	76,924,280

		202,672,580

Machinery — 5.5%
Actuant Corp., Class A(a)(c)	3,437,729	72,157,932
Alamo Group Inc.	546,226	42,234,194
Albany International Corp., Class A(a)	1,633,434	101,975,285
Astec Industries Inc.(a)	1,282,949	38,732,230
Barnes Group Inc.(a)	2,652,223	142,212,197
Briggs & Stratton Corp.(a)	2,414,221	31,578,011
Chart Industries Inc.(a)(b)(c)	1,756,239	114,208,222
CIRCOR International Inc.(a)(c)	1,131,350	24,097,755
EnPro Industries Inc.(a)	1,164,311	69,975,091
ESCO Technologies Inc.(a)	1,460,419	96,314,633
Federal Signal Corp.(a)	3,397,942	67,619,046
Franklin Electric Co. Inc.	2,192,752	94,025,206
Greenbrier Companies Inc. (The)(a)	1,815,284	71,776,329
Harsco Corp.(a)(b)(c)	4,505,421	89,477,661
Hillenbrand Inc.(a)	3,514,959	133,322,395
John Bean Technologies Corp.(a)(c)	1,781,902	127,958,383
Lindsay Corp.(a)	606,598	58,385,058
Lydall Inc.(a)(b)(c)	989,323	20,093,150
Mueller Industries Inc.(a)	3,262,376	76,209,103
Proto Labs Inc.(a)(b)(c)	1,523,472	171,832,407
SPX Corp.(a)(b)	2,430,238	68,070,966
SPX FLOW Inc.(a)(b)(c)	2,398,294	72,956,104
Standex International Corp.(a)	719,605	48,343,064
Tennant Co.(a)	1,024,147	53,368,300
Titan International Inc.	2,918,314	13,599,343
Wabash National Corp.(a)(c)	3,153,175	41,243,529
Watts Water Technologies Inc., Class A(a)	1,569,399	101,273,317

		2,043,038,911

Marine — 0.2%
Matson Inc.(a)	2,416,543	77,377,707

Media — 0.6%
EW Scripps Co. (The), Class A, NVS	3,171,992	49,895,434
Gannett Co. Inc.(a)	6,379,044	54,413,245
New Media Investment Group Inc.(a)	3,083,322	35,674,036
Scholastic Corp., NVS	1,567,964	63,126,231
TechTarget Inc.(b)(c)	1,243,869	15,187,640

		218,296,586

Metals & Mining — 0.7%
AK Steel Holding Corp.(a)(b)(c)	17,884,333	40,239,749
Century Aluminum Co.(b)(c)	2,815,611	20,582,116
Haynes International Inc.(a)	720,697	19,026,401
Kaiser Aluminum Corp.	801,689	71,582,811
Materion Corp.(a)	1,144,996	51,513,370
Olympic Steel Inc.(c)	502,282	7,167,564
SunCoke Energy Inc.(a)(b)	3,698,649	31,623,449
TimkenSteel Corp.(a)(b)(c)	2,232,862	19,515,214

		261,250,674

Mortgage Real Estate Investment — 1.4%
Apollo Commercial Real Estate Finance Inc.(a)(c)	6,307,161	105,077,302

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.(a)(c)	2,387,752	$48,948,916
Capstead Mortgage Corp.(a)(c)	5,105,075	34,050,850
Granite Point Mortgage Trust Inc.(a)(c)	2,467,352	44,486,357
Invesco Mortgage Capital Inc.(a)(c)	6,252,024	90,529,308
New York Mortgage Trust Inc.(a)(c)	8,757,408	51,581,133
PennyMac Mortgage Investment Trust(a)(c)	3,442,086	64,091,641
Redwood Trust Inc.(a)(c)	4,682,945	70,571,981

		509,337,488

Multi-Utilities — 0.4%
Avista Corp.(a)	3,687,756	156,655,875

Multiline Retail — 0.0%
JC Penney Co. Inc.(b)(c)	15,078,487	15,681,627

Oil, Gas & Consumable Fuels — 1.7%
Bonanza Creek Energy Inc.(a)(b)(c)	1,063,145	21,975,207
Carrizo Oil & Gas Inc.(a)(b)(c)	4,816,981	54,383,715
Cloud Peak Energy Inc.(a)(b)(c)	4,227,803	1,548,644
CONSOL Energy Inc.(a)(b)(c)	1,578,514	50,054,679
Denbury Resources Inc.(a)(b)	26,015,807	44,487,030
Green Plains Inc.(a)	2,190,601	28,718,779
Gulfport Energy Corp.(a)(b)(c)	8,873,267	58,119,899
HighPoint Resources Corp.(b)(c)	6,328,152	15,757,098
Laredo Petroleum Inc.(b)(c)	8,641,693	31,282,929
Par Pacific Holdings Inc.(b)(c)	1,599,798	22,685,136
PDC Energy Inc.(a)(b)(c)	3,723,612	110,814,693
Penn Virginia Corp.(b)(c)	752,580	40,684,475
Renewable Energy Group Inc.(a)(b)(c)	2,084,716	53,577,201
REX American Resources Corp.(a)(b)(c)	326,954	22,268,837
Ring Energy Inc.(a)(b)(c)	3,226,520	16,390,722
SRC Energy Inc.(a)(b)(c)	13,711,344	64,443,317

		637,192,361

Paper & Forest Products — 0.5%
Boise Cascade Co.(a)	2,206,943	52,635,591
Clearwater Paper Corp.(a)(b)(c)	941,042	22,933,193
Neenah Inc.(a)	953,343	56,170,970
PH Glatfelter Co.(a)	2,501,745	24,417,031
Schweitzer-Mauduit International Inc.(a)	1,739,929	43,585,221

		199,742,006

Personal Products — 0.5%
Avon Products Inc.(a)(b)	25,130,092	38,197,740
Inter Parfums Inc.	977,135	64,070,742
Medifast Inc.(a)	671,837	83,993,062

		186,261,544

Pharmaceuticals — 1.4%
Akorn Inc.(b)(c)	5,357,512	18,161,966
Amphastar Pharmaceuticals Inc.(b)(c)	1,960,600	39,015,940
ANI Pharmaceuticals Inc.(b)(c)	473,493	21,316,655
Assertio Therapeutics Inc.(a)(b)(c)	3,534,002	12,757,747
Corcept Therapeutics Inc.(a)(b)(c)	5,946,308	79,442,675
Endo International PLC(a)(b)(c)	11,242,242	82,068,366
Innoviva Inc.(b)(c)	3,814,366	66,560,687
Lannett Co. Inc.(b)(c)	1,929,284	9,569,248
Medicines Co. (The)(a)(b)(c)	3,713,041	71,067,605
Phibro Animal Health Corp., Class A(a)	1,146,763	36,879,898
Supernus Pharmaceuticals Inc.(a)(b)(c)	2,942,390	97,746,196

		534,586,983

Professional Services — 1.9%
Exponent Inc.(a)	2,919,966	148,071,476

20

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Forrester Research Inc.	583,287	$26,072,929
FTI Consulting Inc.(a)(b)(c)	2,163,815	144,196,632
Heidrick & Struggles International Inc.(a)	1,080,181	33,690,845
Kelly Services Inc., Class A, NVS	1,768,901	36,227,092
Korn/Ferry International(a)	3,179,888	125,732,772
Navigant Consulting Inc.(a)	2,384,502	57,347,273
Resources Connection Inc.(a)	1,722,156	24,454,615
TrueBlue Inc.(a)(b)(c)	2,296,635	51,100,129
WageWorks Inc.(a)(b)(c)	2,241,023	60,866,185

		707,759,948

Real Estate Management & Development — 0.4%
HFF Inc., Class A(a)	2,211,205	73,323,558
Marcus & Millichap Inc.(b)(c)	1,198,808	41,155,079
RE/MAX Holdings Inc., Class A(a)	1,009,170	31,031,977

		145,510,614
Road & Rail — 0.6%
ArcBest Corp.(a)	1,450,249	49,685,531
Heartland Express Inc.(c)	2,686,797	49,168,385
Marten Transport Ltd.	2,208,976	35,763,321
Saia Inc.(a)(b)(c)	1,447,708	80,811,061

		215,428,298

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries Inc.(a)(b)(c)	2,165,966	92,984,920
Axcelis Technologies Inc.(a)(b)(c)	1,829,356	32,562,537
Brooks Automation Inc.(a)	4,039,794	105,761,807
Cabot Microelectronics Corp.(a)	1,612,710	153,771,898
CEVA Inc.(a)(b)(c)	1,257,719	27,783,013
Cohu Inc.(a)	2,289,507	36,792,377
Diodes Inc.(b)(c)	2,233,554	72,054,452
DSP Group Inc.(a)(b)(c)	1,167,659	13,077,781
FormFactor Inc.(a)(b)(c)	4,169,892	58,753,778
Ichor Holdings Ltd.(a)(b)(c)	1,292,674	21,070,586
Kopin Corp.(a)(b)(c)	3,912,729	3,908,816
Kulicke & Soffa Industries Inc.(a)	3,771,110	76,440,400
MaxLinear Inc.(a)(b)(c)	3,529,838	62,125,149
Nanometrics Inc.(a)(b)(c)	1,367,257	37,367,134
PDF Solutions Inc.(b)(c)	1,496,741	12,617,527
Photronics Inc.(a)(b)(c)	3,894,600	37,699,728
Power Integrations Inc.(a)	1,657,801	101,092,705
Rambus Inc.(a)(b)(c)	6,072,119	46,573,153
Rudolph Technologies Inc.(a)(b)(c)	1,810,814	37,067,363
Semtech Corp.(a)(b)(c)	3,691,998	169,351,948
SMART Global Holdings Inc.(b)(c)	702,665	20,869,150
SolarEdge Technologies Inc.(a)(b)(c)	2,410,413	84,605,496
Ultra Clean Holdings Inc.(a)(b)(c)	2,110,282	17,874,089
Veeco Instruments Inc.(a)(b)(c)	2,669,249	19,779,135
Xperi Corp.(a)	2,735,351	50,303,105

		1,392,288,047

Software — 2.5%
8x8 Inc.(a)(b)(c)	5,367,849	96,835,996
Agilysys Inc.(b)(c)	1,045,303	14,989,645
Alarm.com Holdings Inc.(b)(c)	1,963,974	101,871,331
Bottomline Technologies de Inc.(b)	2,067,405	99,235,440
Ebix Inc.(c)	1,264,006	53,796,095
LivePerson Inc.(a)(b)(c)	3,283,682	61,930,242
MicroStrategy Inc., Class A(a)(b)(c)	532,540	68,031,985
Monotype Imaging Holdings Inc.(a)	2,339,663	36,311,570
OneSpan Inc.(b)(c)	1,796,845	23,269,143
Progress Software Corp.(a)	2,520,905	89,466,918

Security	Shares	Value

Software (continued)
Qualys Inc.(b)(c)	1,906,005	$142,454,814
SPS Commerce Inc.(a)(b)(c)	994,228	81,904,503
TiVo Corp.	5,949,792	55,987,543

		926,085,225

Specialty Retail — 4.1%
Abercrombie & Fitch Co., Class A(a)	3,705,347	74,292,207
Asbury Automotive Group Inc.(a)(b)(c)	1,103,018	73,527,180
Ascena Retail Group Inc.(b)(c)	9,801,344	24,601,373
Barnes & Noble Education Inc.(b)(c)	2,072,908	8,312,361
Barnes & Noble Inc.	3,195,440	22,655,670
Buckle Inc. (The)(c)	1,594,421	30,836,102
Caleres Inc.(a)(c)	2,442,248	67,967,762
Cato Corp. (The), Class A(a)	1,300,704	18,561,046
Chico’s FAS Inc.(a)	7,107,967	39,946,775
Children’s Place Inc. (The)(a)	911,342	82,102,801
DSW Inc., Class A(a)	3,840,473	94,859,683
Express Inc.(a)(b)(c)	3,858,557	19,717,226
Francesca’s Holdings Corp.(a)(b)(c)	2,072,244	2,011,735
GameStop Corp., Class A(a)	5,769,862	72,815,658
Genesco Inc.(a)(b)(c)	1,136,505	50,347,172
Group 1 Automotive Inc.(a)	1,025,242	54,050,758
Guess? Inc.	3,188,432	66,223,733
Haverty Furniture Companies Inc.	1,102,149	20,698,358
Hibbett Sports Inc.(a)(b)(c)	977,826	13,982,912
Kirkland’s Inc.(a)(b)(c)	848,868	8,089,712
Lithia Motors Inc., Class A(a)	1,267,784	96,769,953
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,639,884	15,611,696
MarineMax Inc.(b)(c)	1,281,544	23,465,071
Monro Inc.(a)(c)	1,856,941	127,664,694
Office Depot Inc.(a)	30,794,045	79,448,636
Rent-A-Center Inc./TX(b)(c)	2,507,522	40,596,781
RH(b)(c)	1,050,526	125,874,025
Shoe Carnival Inc.	581,861	19,498,162
Sleep Number Corp.(a)(b)(c)	1,868,985	59,302,894
Sonic Automotive Inc., Class A	1,361,470	18,733,827
Tailored Brands Inc.(a)	2,819,856	38,462,836
Tile Shop Holdings Inc.	2,206,173	12,089,828
Vitamin Shoppe Inc.(b)(c)	862,226	4,086,951
Zumiez Inc.(b)(c)	1,061,638	20,351,600

		1,527,557,178

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)(c)	6,434,727	65,441,173
Cray Inc.(a)(b)(c)	2,314,649	49,973,272
Diebold Nixdorf Inc.(a)(c)	4,412,683	10,987,581
Electronics For Imaging Inc.(a)(b)(c)	2,466,429	61,167,439

		187,569,465

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)(c)	3,759,308	97,666,822
Fossil Group Inc.(a)(b)(c)	2,562,825	40,313,237
G-III Apparel Group Ltd.(b)(c)	2,358,965	65,791,534
Movado Group Inc.(a)	929,938	29,404,640
Oxford Industries Inc.(a)	957,036	67,987,837
Steven Madden Ltd.(a)	4,467,929	135,199,532
Unifi Inc.(b)(c)	836,048	19,095,336
Vera Bradley Inc.(b)(c)	1,267,885	10,865,774
Wolverine World Wide Inc.(a)	5,322,136	169,722,917

		636,047,629

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(b)(c)	3,121,116	78,589,701

21

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Dime Community Bancshares Inc.	1,743,171	$29,599,044
Flagstar Bancorp. Inc.(b)(c)	1,659,676	43,815,446
HomeStreet Inc.(a)(b)(c)	1,543,299	32,764,238
Meta Financial Group Inc.	1,562,085	30,288,828
NMI Holdings Inc., Class A(a)(b)(c)	3,726,450	66,517,133
Northfield Bancorp. Inc.(a)	2,686,697	36,404,744
Northwest Bancshares Inc.(a)	5,781,375	97,936,492
Oritani Financial Corp.	2,176,063	32,096,929
Provident Financial Services Inc.(a)	3,476,190	83,880,465
TrustCo Bank Corp. NY(a)	5,508,064	37,785,319
Walker & Dunlop Inc.(a)	1,623,978	70,237,049

		639,915,388

Tobacco — 0.2%
Universal Corp./VA(a)	1,406,724	76,174,105

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.(a)	2,188,137	118,028,110
DXP Enterprises Inc./TX(a)(b)(c)	902,193	25,117,053
Kaman Corp.(a)	1,578,234	88,523,145
Veritiv Corp.(b)(c)	722,774	18,047,667

		249,715,975

Water Utilities — 0.7%
American States Water Co.(a)	2,066,882	138,563,770
California Water Service Group(a)	2,698,570	128,613,846

		267,177,616

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.(a)	1,074,015	14,241,439

Total Common Stocks — 99.8% (Cost: $38,515,718,748)		37,293,884,055

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(a)(e)(f)	2,762,069,462	$2,762,345,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(a)(e)	39,992,128	39,992,128

		2,802,337,797

Total Short-Term Investments — 7.5% (Cost: $2,802,126,606)		2,802,337,797

Total Investments in Securities — 107.3% (Cost: $41,317,845,354)		40,096,221,852

Other Assets, Less Liabilities — (7.3)%		(2,712,140,314)

Net Assets — 100.0%		$37,384,081,538

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

3D Systems Corp.	—	7,127,452	(692,725)	6,434,727	$65,441,174	$—	$(113,244)	$(13,984,605)
8x8 Inc.	4,437,773	1,447,807	(517,731)	5,367,849	96,835,996	—	2,317,366	(6,848,429)
A Schulman Inc.	1,437,580	1,900,847	(1,697,873)	1,640,554	3,133,458	—	—	—
AAR Corp.	1,572,796	465,975	(208,975)	1,829,796	68,324,583	387,148	1,698,694	(14,697,054)
ABAXIS Inc.(a)	1,098,939	182,997	(1,281,936)	—	—	210,611	37,377,977	(23,150,241)
Abercrombie & Fitch Co., Class A	3,296,605	989,267	(580,525)	3,705,347	74,292,207	2,216,949	(343,896)	(16,434,477)
ABM Industries Inc.	3,178,539	952,830	(414,868)	3,716,501	119,336,847	1,806,776	(1,394,281)	(2,324,450)
Acadia Realty Trust	4,068,445	1,190,135	(662,575)	4,596,005	109,201,079	3,679,218	(2,587,537)	(1,978,969)
ACETO Corp.(a)	1,525,458	596,501	(2,121,959)	—	—	34,421	(26,061,014)	17,385,435
Acorda Therapeutics Inc.(a)	2,278,434	1,079,077	(1,134,515)	2,222,996	34,634,278	—	(13,552,907)	(7,611,556)
Actuant Corp., Class A	2,904,881	885,336	(352,488)	3,437,729	72,157,932	135,243	4,668	(9,259,342)
ADTRAN Inc.	2,331,246	742,198	(348,726)	2,724,718	29,263,471	698,726	(1,200,039)	(11,846,906)
Advanced Energy Industries Inc.	1,914,370	565,782	(314,186)	2,165,966	92,984,920	—	(1,865,045)	(43,916,125)
AdvanSix Inc.	1,484,673	440,242	(245,238)	1,679,677	40,883,338	—	(193,282)	(18,338,061)
Aegion Corp.	1,596,803	437,538	(189,757)	1,844,584	30,103,611	—	(1,905)	(12,651,699)
Aerojet Rocketdyne Holdings Inc.	3,649,761	1,168,326	(763,386)	4,054,701	142,847,116	—	8,105,324	21,133,801
Aerovironment Inc.	1,029,300	319,748	(149,599)	1,199,449	81,502,560	—	3,965,138	18,600,832
Agilysys Inc.	1,510,181	635,579	(205,302)	1,940,458	114,719,877	2,917,039	2,252,096	16,472,204
AK Steel Holding Corp.	15,235,563	11,683,931	(9,035,161)	17,884,333	40,239,749	—	(19,836,708)	(21,594,821)
Albany International Corp., Class A	1,406,598	408,074	(181,238)	1,633,434	101,975,285	822,765	3,404,066	(4,667,309)

22

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Amedisys Inc.	1,377,136	446,316	(189,030)		1,634,422	$191,407,160	$—		$7,128,009	$77,611,833
American Axle & Manufacturing Holdings Inc.	4,826,957	2,115,776	(625,657)		6,317,076	70,119,544	—		(823,023)	(28,255,325)
American Equity Investment Life
Holding Co.	2,858,035	2,579,606	(381,827)		5,055,814	141,259,443	1,425,284		2,843,805	(24,498,001)
American Public Education Inc.	792,011	241,986	(103,056)		930,941	26,494,581	—		256,757	(13,447,882)
American States Water Co.	1,786,431	521,273	(240,822)		2,066,882	138,563,769	1,575,746		4,743,573	22,923,570
American Vanguard Corp.	1,300,914	404,804	(157,831)		1,547,887	23,512,404	89,507		175,343	(8,109,921)
American Woodmark Corp.	690,682	283,022	(109,057)		864,647	48,143,545	—		(965,211)	(34,607,392)
AMN Healthcare Services Inc.	2,308,397	684,981	(355,803)		2,637,575	149,445,000	—		4,946,019	(6,046,474)
Andersons Inc. (The) (a)	1,292,081	367,860	(163,184)		1,496,757	44,738,067	733,258		(455,793)	(4,621,915)
AngioDynamics Inc.	1,821,093	537,248	(247,801)		2,110,540	42,485,170	—		447,796	4,323,814
Anika Therapeutics Inc.	715,650	214,766	(130,331)		800,085	26,890,857	—		(1,376,498)	(11,024,815)
Apogee Enterprises Inc.	1,378,984	416,050	(193,862)		1,601,172	47,794,984	716,869		(195,943)	(21,687,588)
Apollo Commercial Real Estate Finance Inc.	5,350,480	1,688,532	(731,851)		6,307,161	105,077,302	8,497,638		39,613	(8,969,682)
Applied Industrial Technologies Inc.	1,866,229	563,009	(241,101)		2,188,137	118,028,110	1,867,984		4,124,513	(45,387,700)
Applied Optoelectronics Inc.	949,031	682,321	(573,419)		1,057,933	16,323,906	—		(10,412,674)	118,758
ArcBest Corp.	1,251,537	372,833	(174,121)		1,450,249	49,685,531	332,434		1,410,473	(464,082)
Archrock Inc.	3,404,083	4,652,460	(753,301)		7,303,242	54,701,283	2,659,771		(1,141,775)	(18,147,043)
Arcosa Inc.	—	2,860,066	(122,264)		2,737,802	75,809,737	—		(235,695)	(2,421,965)
Armada Hoffler Properties Inc.	2,229,367	847,698	(294,959)		2,782,106	39,116,410	1,583,050		83,924	288,331
ARMOUR Residential REIT Inc.	2,030,572	537,660	(180,480)		2,387,752	48,948,916	3,780,190		(405,928)	(6,186,249)
Asbury Automotive Group Inc.	901,776	336,749	(135,507)		1,103,018	73,527,180	—		339,475	(2,344,270)
ASGN Inc.(a)	2,380,175	3,077,264	(5,457,439)		—	—	—		47,171,548	(92,714,200)
Assertio Therapeutics Inc.(b)	3,077,404	5,013,696	(4,557,098)		3,534,002	12,757,747	—		(12,174,547)	615,966
Astec Industries Inc.	930,709	498,290	(146,050)		1,282,949	38,732,230	355,807		(1,353,907)	(30,597,450)
Atlas Air Worldwide Holdings Inc.	1,239,361	365,184	(158,965)		1,445,580	60,989,020	—		217,692	(28,041,566)
Avista Corp.	3,186,303	972,650	(471,197)		3,687,756	156,655,875	3,980,861		4,448,442	(37,480,883)
Avon Products Inc.	21,349,737	6,951,501	(3,171,146)		25,130,092	38,197,740	—		(1,984,930)	(28,556,664)
Axcelis Technologies Inc.	1,553,377	508,092	(232,113)		1,829,356	32,562,537	—		(1,741,658)	(9,887,181)
Axon Enterprise Inc.	2,566,381	1,018,207	(297,355)		3,287,233	143,816,444	—		6,127,433	(6,382,636)
AZZ Inc.	1,272,242	384,469	(182,951)		1,473,760	59,480,954	702,306		(1,242,186)	(4,789,622)
B&G Foods Inc.	2,749,865	1,706,215	(754,545)		3,701,535	107,011,377	5,186,465		(7,649,684)	22,073,896
Badger Meter Inc.	1,423,697	397,243	(174,687)		1,646,253	81,012,110	679,352		2,079,758	971,022
Balchem Corp.	1,545,140	466,621	(201,339)		1,810,422	141,846,564	852,676		5,111,206	(15,439,254)
Banner Corp.(a)	1,587,926	213,354	(45,009)		1,756,271	93,925,373	2,672,165		140,067	(4,362,520)
Barnes Group Inc.	2,378,991	698,398	(425,166)		2,652,223	142,212,197	1,253,285		5,998,030	(22,311,602)
Benchmark Electronics Inc.	2,346,474	687,883	(580,700)		2,453,657	51,968,455	1,130,915		(2,065,894)	(19,689,558)
Berkshire Hills Bancorp. Inc.	—	2,464,636	(181,296)		2,283,340	61,581,680	938,078		(555,954)	(35,516,416)
Big 5 Sporting Goods Corp.(a)	979,461	472,964	(1,452,425)		—	—	325,493		(6,537,923)	3,104,530
BioTelemetry Inc.	1,493,486	575,577	(194,649)		1,874,414	111,940,004	—		3,590,609	43,067,077
BlackRock Cash Funds: Institutional, SL Agency Shares	3,270,786,552	—	(508,717,090	)(c)	2,762,069,462	2,762,345,669	20,281,626	(d)	12,154	408,716
BlackRock Cash Funds: Treasury, SL Agency Shares	45,183,092	—	(5,190,964	)(c)	39,992,128	39,992,128	1,118,153		—	—
Blucora Inc.	2,279,648	670,921	(260,269)		2,690,300	71,669,592	—		2,585,023	(1,313,387)
Boise Cascade Co.	1,882,005	561,242	(236,304)		2,206,943	52,635,591	2,659,269		363,785	(34,396,845)
Bonanza Creek Energy Inc.	—	1,233,313	(170,168)		1,063,145	21,975,207	—		(1,079,261)	(16,928,454)
Boston Private Financial Holdings Inc.	4,113,392	582,137	(56,639)		4,638,890	49,033,067	1,607,524		117,775	(21,377,592)
Briggs & Stratton Corp.	2,092,387	629,037	(307,203)		2,414,221	31,578,011	999,168		(993,692)	(18,231,665)
Bristow Group Inc.	1,567,261	765,691	(387,629)		1,945,323	4,727,135	—		(3,590,127)	(17,735,715)
Brookline Bancorp. Inc.	3,748,710	858,572	(123,266)		4,484,016	61,969,101	1,288,983		952,415	(12,969,151)
Brooks Automation Inc.	3,414,198	1,082,611	(457,015)		4,039,794	105,761,807	1,151,436		4,225,041	(9,760,751)
C&J Energy Services Inc.	—	4,050,775	(534,537)		3,516,238	47,469,213	—		(3,362,942)	(42,344,038)
Cabot Microelectronics Corp.	1,235,282	542,545	(165,117)		1,612,710	153,771,899	1,742,015		4,011,923	(22,833,371)
CACI International Inc. Class A (a)	1,195,446	328,352	(1,523,798)		—	—	—		70,825,481	(55,784,764)
CalAmp Corp.	1,724,433	565,486	(338,251)		1,951,668	25,391,201	—		(244,174)	(19,364,976)

23

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Calavo Growers Inc.	767,234	218,038	(106,502)	878,770	$64,115,059	$881,144	$2,734,615	$(19,987,314)
Caleres Inc.	2,088,407	615,009	(261,168)	2,442,248	67,967,762	501,048	1,047,068	(15,623,615)
California Water Service Group	2,335,253	657,867	(294,550)	2,698,570	128,613,846	1,441,420	2,282,403	24,915,160
Callaway Golf Co.	4,585,670	1,416,091	(1,002,175)	4,999,586	76,493,666	149,270	7,300,495	(13,409,366)
Cambrex Corp.	1,592,540	490,619	(189,701)	1,893,458	71,496,974	—	2,516,119	(30,529,074)
Capella Educations Co.(a)	567,872	80,100	(647,972)	—	—	256,414	460,060	(10,576,893)
Capstead Mortgage Corp.	4,512,813	1,417,665	(825,403)	5,105,075	34,050,850	1,682,883	(2,491,798)	(8,011,334)
Cardtronics PLC, Class A (a)	2,241,007	624,475	(759,923)	2,105,559	54,744,534	—	(4,761,975)	15,128,760
Career Education Corp.	3,190,691	1,118,762	(346,643)	3,962,810	45,255,290	—	1,691,252	(10,051,648)
CareTrust REIT Inc.	3,720,961	942,706	(71,112)	4,592,555	84,778,565	2,659,367	(165,241)	19,786,590
Carrizo Oil & Gas Inc.	3,770,671	1,742,513	(696,203)	4,816,981	54,383,715	—	(4,666,253)	(25,620,658)
Cato Corp. (The), Class A	1,123,621	375,394	(198,311)	1,300,704	18,561,046	1,263,314	(1,144,914)	(313,852)
Cavco Industries Inc.	409,864	122,805	(52,408)	480,261	62,616,429	—	1,856,278	(25,100,167)
CBL & Associates Properties Inc.	8,286,272	4,824,353	(3,348,714)	9,761,911	18,742,869	4,472,771	(17,373,899)	(5,132,779)
Cedar Realty Trust Inc.	4,048,238	1,655,640	(559,011)	5,144,867	16,154,882	683,782	(750,142)	(3,917,658)
CEVA Inc.	1,069,010	323,492	(134,783)	1,257,719	27,783,013	—	(379,057)	(16,500,440)
Chart Industries Inc.	1,493,869	455,942	(193,572)	1,756,239	114,208,222	—	4,039,526	4,390,246
Chatham Lodging Trust	2,244,096	664,319	(308,432)	2,599,983	45,967,699	2,481,751	(319,022)	(3,999,567)
Chesapeake Lodging Trust	2,928,162	868,854	(384,567)	3,412,449	83,093,133	3,992,001	785,938	(14,237,264)
Chico’s FAS Inc.	6,176,440	1,907,008	(975,481)	7,107,967	39,946,775	1,801,958	(918,777)	(23,626,670)
Children’s Place Inc. (The)	845,035	236,732	(170,425)	911,342	82,102,801	1,792,489	1,591,483	(43,322,051)
Chuy’s Holdings Inc.	833,796	242,364	(112,328)	963,832	17,098,380	—	(15,221)	(8,365,313)
Cincinnati Bell Inc.	2,054,236	994,286	(242,270)	2,806,252	21,832,641	—	(931,935)	(16,859,155)
CIRCOR International Inc.	801,033	441,119	(110,802)	1,131,350	24,097,755	—	(1,445,198)	(22,500,645)
City Holding Co.	752,375	252,015	(75,613)	928,777	62,776,037	1,183,968	1,605,224	(3,482,632)
Clearwater Paper Corp.	804,811	221,713	(85,482)	941,042	22,933,194	—	(1,684,578)	(10,873,663)
Cloud Peak Energy Inc.	3,708,624	1,263,360	(744,181)	4,227,803	1,548,644	—	(2,135,434)	(8,898,820)
Cogent Communications Holdings Inc.	1,999,317	606,786	(246,703)	2,359,400	106,668,474	3,643,812	1,881,004	(364,052)
Cohu Inc.	1,370,465	1,081,912	(162,870)	2,289,507	36,792,377	322,207	733,877	(17,764,935)
Columbia Banking System Inc.	3,547,159	941,912	(389,376)	4,099,695	148,777,932	3,628,162	1,664,127	(25,129,814)
Comfort Systems USA Inc.	1,808,504	457,167	(175,503)	2,090,168	91,298,538	510,382	3,422,831	(399,326)
Community Bank System Inc.	2,467,886	588,755	(192,148)	2,864,493	166,999,942	3,085,853	2,376,400	8,377,101
Community Health Systems Inc.	5,588,124	3,795,007	(2,842,294)	6,540,837	18,445,160	—	(19,825,663)	12,460,032
Community Healthcare Trust Inc.	844,752	249,655	(106,617)	987,790	28,477,986	1,138,455	186,670	2,525,510
Comtech Telecommunications Corp.	1,146,054	331,290	(131,914)	1,345,430	32,747,766	375,466	1,158,615	(9,024,496)
CONMED Corp.	1,203,889	400,753	(144,375)	1,460,267	93,749,141	836,183	2,741,444	(3,971,992)
CONSOL Energy Inc.	1,240,108	518,192	(179,786)	1,578,514	50,054,679	—	758,785	(762,954)
Consolidated Communications Holdings Inc.	3,146,633	1,734,060	(852,228)	4,028,465	39,801,234	4,125,407	(9,987,936)	3,026,358
Control4 Corp.	980,980	636,136	(136,178)	1,480,938	26,064,509	—	(254,232)	(10,374,541)
Cooper Tire & Rubber Co.	—	3,155,443	(343,352)	2,812,091	90,914,902	593,231	618,734	14,625,027
Cooper-Standard Holdings Inc.	784,469	237,372	(93,782)	928,059	57,651,025	—	(1,217,886)	(56,572,560)
Corcept Therapeutics Inc.	4,622,719	2,161,106	(837,517)	5,946,308	79,442,675	—	(6,671,599)	(11,197,258)
Core-Mark Holding Co. Inc.	2,243,544	747,561	(395,379)	2,595,726	60,350,630	758,805	(2,943,019)	6,693,177
Cray Inc.	1,977,179	581,622	(244,152)	2,314,649	49,973,272	—	121,833	619,124
Crocs Inc.	3,338,954	986,737	(566,383)	3,759,308	97,666,822	—	2,576,650	33,195,919
Cross Country Healthcare Inc.	1,818,820	544,781	(280,426)	2,083,175	15,269,673	—	(1,014,615)	(6,946,207)
CryoLife Inc.	1,616,290	501,157	(196,893)	1,920,554	54,505,323	—	2,598,406	10,844,243
CSG Systems International Inc.	1,630,763	476,357	(233,220)	1,873,900	59,533,803	1,155,954	594,483	(25,078,917)
CTS Corp.	1,603,181	465,311	(192,917)	1,875,575	48,558,637	218,168	1,339,199	(5,526,938)
Cubic Corp.	1,215,008	544,447	(151,679)	1,607,776	86,401,882	187,530	1,639,957	(17,560,320)
Customers Bancorp. Inc.	1,422,268	412,374	(168,972)	1,665,670	30,315,194	—	(894,102)	(17,167,984)
Cutera Inc.	670,396	217,862	(120,346)	767,912	13,069,862	—	(1,676,622)	(23,290,996)
Cytokinetics Inc.	2,487,162	932,406	(286,387)	3,133,181	19,801,704	—	(677,196)	(2,870,232)
Daktronics Inc.	1,932,639	651,994	(262,050)	2,322,583	17,187,114	459,606	(686,019)	(2,439,546)
Darling Ingredients Inc.	8,001,569	2,383,526	(1,141,160)	9,243,935	177,853,309	—	2,768,208	12,976,924
Dave & Buster’s Entertainment Inc.	1,981,216	472,201	(268,161)	2,185,256	97,375,007	654,111	501,088	3,808,491

24

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Dean Foods Co.	4,481,488	1,323,170	(560,231)	5,244,427	$19,981,267	$1,030,219	$(355,114)	$(25,080,782)
Denbury Resources Inc.	19,463,000	9,301,352	(2,748,545)	26,015,807	44,487,030	—	2,002,748	(42,145,745)
Depomed Inc.(a)	—	—	—	—	—	—	—	—
DiamondRock Hospitality Co.	9,752,675	2,317,910	(397,727)	11,672,858	105,989,551	2,757,306	(309,336)	(18,095,447)
Diebold Nixdorf Inc.	—	5,548,456	(1,135,773)	4,412,683	10,987,581	—	(7,934,320)	(36,780,234)
Digi International Inc.	1,352,622	369,902	(161,719)	1,560,805	15,748,522	—	132,609	(834,121)
Dine Brands Global Inc.	875,196	254,460	(128,135)	1,001,521	67,442,424	1,850,478	1,411,254	(483,686)
Donnelley Financial Solutions Inc.	1,656,496	455,538	(170,376)	1,941,658	27,241,462	—	(454,780)	(5,726,068)
DSP Group Inc.	1,122,303	299,843	(254,487)	1,167,659	13,077,781	—	29,187	(829,887)
DSW Inc., Class A	3,493,168	1,008,712	(661,407)	3,840,473	94,859,683	2,919,565	3,978,296	5,224,234
DXP Enterprises Inc./TX	778,237	223,656	(99,700)	902,193	25,117,053	—	(785,199)	(9,388,464)
Eagle Bancorp. Inc.	—	1,812,079	(29,689)	1,782,390	86,820,217	—	(95,699)	(9,225,514)
Easterly Government Properties Inc.	2,188,253	1,546,752	(300,899)	3,434,106	53,846,782	2,377,845	(390,492)	(14,864,583)
EastGroup Properties Inc.	1,687,450	358,981	(28,580)	2,017,851	185,097,472	4,054,810	(222,279)	14,649,948
Echo Global Logistics Inc.	1,286,382	471,920	(134,568)	1,623,734	33,010,512	—	185,313	(13,329,981)
El Paso Electric Co.	1,977,804	587,642	(269,797)	2,295,649	115,080,884	2,415,246	2,659,670	(6,569,979)
Electro Scientific Industries Inc.	1,622,430	520,828	(223,842)	1,919,416	57,505,703	—	1,661,605	19,066,300
Electronics For Imaging Inc.	2,211,960	666,812	(412,343)	2,466,429	61,167,439	—	(3,111,207)	(4,651,098)
Employers Holdings Inc.	1,597,191	201,464	(23,990)	1,774,665	74,482,690	1,035,851	116,440	2,384,118
Encore Wire Corp.	1,014,178	277,038	(107,981)	1,183,235	59,374,732	65,373	772,227	(7,342,067)
Endo International PLC	—	12,381,422	(1,139,180)	11,242,242	82,068,367	—	1,730,074	(22,087,562)
Enova International Inc.	1,654,786	500,264	(213,376)	1,941,674	37,784,976	—	1,593,971	(9,389,200)
EnPro Industries Inc.	1,051,527	303,061	(190,277)	1,164,311	69,975,091	834,252	147,413	(20,059,239)
Ensign Group Inc. (The)	2,342,617	697,376	(282,181)	2,757,812	106,975,528	369,150	4,131,924	26,528,201
ePlus Inc.	676,894	200,207	(100,041)	777,060	55,303,360	—	2,150,161	(8,531,586)
Era Group Inc.	986,493	353,606	(92,310)	1,247,789	10,905,676	—	(153,011)	(1,414,787)
ESCO Technologies Inc.	1,257,839	349,022	(146,442)	1,460,419	96,314,633	325,005	2,049,727	8,329,332
Essendant Inc.	1,892,647	685,591	(683,244)	1,894,994	23,839,025	766,839	(15,278,996)	22,817,233
Ethan Allen Interiors Inc.	1,235,331	357,469	(191,202)	1,401,598	24,654,109	752,250	(1,198,704)	(6,344,428)
ExlService Holdings Inc.	1,662,386	475,285	(201,030)	1,936,641	101,906,049	—	2,883,967	(9,958,385)
Exponent Inc.	1,246,084	1,970,167	(296,285)	2,919,966	148,071,476	1,096,818	6,953,145	22,277,822
Express Inc.	3,783,400	1,242,443	(1,167,286)	3,858,557	19,717,226	—	(2,879,576)	(6,262,501)
Fabrinet	1,809,316	562,576	(298,850)	2,073,042	106,367,785	—	2,156,473	37,294,201
FARO Technologies Inc.	811,356	242,158	(86,653)	966,861	39,293,231	—	655,928	(17,755,586)
Federal Signal Corp.	2,909,919	863,057	(375,034)	3,397,942	67,619,046	778,148	3,098,770	(11,301,729)
Fiesta Restaurant Group Inc.(a)	1,329,144	368,282	(361,230)	1,336,196	20,724,400	—	1,974	(3,878,831)
Financial Engines Inc.(a)	3,066,564	439,457	(3,506,021)	—	—	270,593	29,806,155	1,773,339
Finisar Corp.	5,541,131	1,720,326	(643,897)	6,617,560	142,939,296	—	598,113	35,690,535
First BanCorp./Puerto Rico	8,865,381	4,417,944	(1,099,526)	12,183,799	104,780,671	369,828	1,305,623	21,081,900
First Commonwealth Financial Corp.	4,757,433	936,460	(167,268)	5,526,625	66,761,630	1,422,274	956,599	(13,642,725)
First Financial Bancorp	4,719,170	1,312,357	(549,721)	5,481,806	130,028,438	3,142,641	1,497,453	(33,956,286)
First Financial Bankshares Inc.	3,281,599	879,160	(359,172)	3,801,587	219,313,554	2,345,987	6,221,473	32,695,555
First Midwest Bancorp. Inc.	5,006,048	1,425,993	(586,042)	5,845,999	115,809,240	1,931,768	1,956,259	(30,746,151)
FirstCash Inc.	2,259,710	655,838	(448,836)	2,466,712	178,466,613	1,680,056	3,141,640	(27,241,084)
Flotek Industries Inc.(a)	2,724,462	1,999,294	(4,723,756)	—	—	—	(28,230,890)	15,052,010
FormFactor Inc.	3,489,464	1,102,064	(421,636)	4,169,892	58,753,778	—	(112,219)	1,788,728
Forward Air Corp.	1,423,278	442,907	(226,734)	1,639,451	89,923,887	768,104	2,468,962	(589,286)
Fossil Group Inc.	2,111,266	682,205	(230,646)	2,562,825	40,313,237	—	1,222,708	1,847,078
Four Corners Property Trust Inc.	2,988,599	903,549	(74,323)	3,817,825	100,027,015	1,914,623	7,875	10,325,349
Fox Factory Holding Corp.	1,827,738	570,453	(259,852)	2,138,339	125,884,017	—	4,341,435	42,241,169
Francesca’s Holdings Corp.	1,820,787	980,695	(729,238)	2,072,244	2,011,734	—	(8,119,003)	325,583
Franklin Street Properties Corp.	5,257,146	1,498,327	(659,836)	6,095,637	37,975,819	1,548,039	(1,861,109)	(11,075,992)
Frontier Communications Corp.	3,849,539	3,031,725	(1,389,159)	5,492,105	13,071,210	—	(5,446,025)	(22,964,055)
FTI Consulting Inc.	1,816,953	548,589	(201,727)	2,163,815	144,196,632	—	3,808,329	30,017,921
GameStop Corp., Class A	—	6,397,555	(627,693)	5,769,862	72,815,658	6,385,376	24,703	(6,992,094)
Gannett Co. Inc.	5,497,046	1,610,110	(728,112)	6,379,044	54,413,245	2,984,284	(1,301,097)	(8,270,078)
Garrett Motion Inc.	—	4,361,996	(158,919)	4,203,077	51,865,970	—	(178,010)	(24,854,050)
Genesco Inc.	960,850	313,853	(138,198)	1,136,505	50,347,172	—	(957,247)	4,835,034

25

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Gentherm Inc.	1,791,535	518,005	(346,358)	1,963,182	$78,488,016	$—	$(686,800)	$11,724,434
Geospace Technologies Corp.	665,580	235,910	(67,370)	834,120	8,599,777	—	(46,642)	(87,700)
Gibraltar Industries Inc.	1,536,945	469,229	(196,708)	1,809,466	64,398,895	—	1,694,047	(45,957)
Glacier Bancorp. Inc.	3,854,860	1,046,828	(184,325)	4,717,363	186,901,922	4,426,155	1,935,853	776,064
Global Net Lease Inc.	3,279,335	1,401,374	(420,804)	4,259,905	75,059,526	5,984,619	498,072	(455,637)
Government Properties Income Trust.	2,953,273	2,542,068	(5,120)	5,490,221	37,717,818	5,803,931	(85)	(36,230,070)
Granite Point Mortgage Trust Inc.	—	2,680,855	(213,503)	2,467,352	44,486,357	2,061,973	(18,730)	(2,379,436)
Great Western Bancorp. Inc.	2,859,956	784,679	(395,300)	3,249,335	101,541,719	2,372,180	14,326	(31,019,646)
Green Dot Corp., Class A	2,241,920	547,928	(129,507)	2,660,341	211,550,316	—	2,967,999	32,656,433
Green Plains Inc.	1,888,806	653,964	(352,169)	2,190,601	28,718,779	751,693	(2,555,319)	(6,280,461)
Greenbrier Companies Inc. (The)	1,398,030	617,541	(200,287)	1,815,284	71,776,329	1,183,833	759,924	(22,800,220)
Group 1 Automotive Inc.	959,231	312,152	(246,141)	1,025,242	54,050,758	810,958	(2,384,073)	(10,951,398)
Gulf Island Fabrication Inc.	674,146	186,748	(44,496)	816,398	5,894,394	—	39,807	(266,425)
Gulfport Energy Corp.	—	9,000,009	(126,742)	8,873,267	58,119,899	—	(225,603)	(28,268,909)
Hanmi Financial Corp.	1,591,119	272,776	(78,675)	1,785,220	35,168,834	1,242,767	124,112	(19,497,269)
Harmonic Inc.	4,144,439	1,334,487	(522,089)	4,956,837	23,396,271	—	(31,343)	3,923,807
Harsco Corp.	3,876,570	1,191,107	(562,256)	4,505,421	89,477,661	—	3,898,520	(9,927,363)
Hawaiian Holdings Inc.	2,496,265	774,798	(490,996)	2,780,067	73,421,569	968,979	(4,356,529)	(31,496,736)
Hawkins Inc.	485,734	131,057	(63,399)	553,392	22,661,402	244,519	(194,670)	3,395,208
Haynes International Inc.	601,896	210,803	(92,002)	720,697	19,026,401	454,758	(868,302)	(7,080,317)
HB Fuller Co.	2,455,777	726,206	(329,579)	2,852,404	121,712,079	1,254,470	1,376,800	(22,947,986)
Heidrick & Struggles International Inc.	927,014	252,555	(99,388)	1,080,181	33,690,845	395,501	969,133	(1,870,970)
Helix Energy Solutions Group Inc.	6,751,988	2,079,871	(1,005,477)	7,826,382	42,340,727	—	493,939	(5,993,708)
Heritage Financial Corp./WA	—	2,017,126	(136,750)	1,880,376	55,884,775	734,863	(172,686)	(10,133,956)
Hersha Hospitality Trust	1,840,331	561,043	(337,659)	2,063,715	36,197,561	1,121,969	524,390	(1,695,744)
Heska Corp.	315,170	111,848	(43,543)	383,475	33,017,198	—	530,397	736,770
HFF Inc., Class A	1,790,847	618,511	(198,153)	2,211,205	73,323,558	—	1,353,414	(33,776,849)
Hibbett Sports Inc.	914,689	371,167	(308,030)	977,826	13,982,912	—	(5,229,482)	(4,834,266)
Hillenbrand Inc.	3,050,694	892,270	(428,005)	3,514,959	133,322,395	2,159,093	4,990,874	(34,302,124)
HMS Holdings Corp.	3,984,668	1,238,204	(500,264)	4,722,608	132,846,963	—	3,924,877	44,090,545
HomeStreet Inc.	1,321,289	356,238	(134,228)	1,543,299	32,764,238	—	(72,939)	(11,163,606)
Hope Bancorp Inc.	6,257,728	1,533,383	(897,661)	6,893,450	81,756,317	2,781,302	(2,765,798)	(41,525,944)
Horace Mann Educators Corp.	1,988,199	450,978	(139,183)	2,299,994	86,134,775	1,911,595	1,941,000	(14,667,309)
Hub Group Inc., Class A	1,641,990	495,779	(237,497)	1,900,272	70,443,083	—	362,170	(11,136,418)
Ichor Holdings Ltd.	—	1,493,422	(200,748)	1,292,674	21,070,586	—	(1,025,593)	(9,708,486)
II-VI Inc.	2,665,221	1,012,384	(313,657)	3,363,948	109,193,752	—	3,560,163	(34,367,428)
Independence Realty Trust Inc.	4,133,463	1,398,250	(552,529)	4,979,184	45,708,909	3,363,157	169,438	(754,625)
Independent Bank Corp./Rockland MA	1,334,748	408,454	(162,740)	1,580,462	111,122,283	1,733,744	4,114,991	(7,997,051)
Infinity Property & Casually Corp.(a)	533,070	64,688	(597,758)	—	—	337,742	32,356,501	(19,494,367)
Ingevity Corp.	2,043,780	597,042	(285,907)	2,354,915	197,082,836	—	10,654,366	9,196,852
Innophos Holdings Inc.	949,871	270,980	(101,256)	1,119,595	27,463,665	1,528,472	(289,080)	(17,909,186)
Innospec Inc.	1,175,655	352,282	(146,031)	1,381,906	85,346,515	1,165,358	1,363,225	(12,359,017)
Insight Enterprises Inc.	1,748,976	516,257	(258,001)	2,007,232	81,794,704	—	3,125,831	5,629,470
Insperity Inc.(a)	1,794,299	499,708	(2,294,007)	—	—	800,652	123,252,764	(66,019,578)
Insteel Industries Inc.	895,850	259,709	(115,714)	1,039,845	25,247,437	90,375	(244,226)	(4,103,667)
Integer Holdings Corp.	1,382,811	454,272	(159,558)	1,677,525	127,928,057	—	4,851,103	23,993,087
Interface Inc.	2,880,877	859,476	(379,228)	3,361,125	47,896,031	625,761	(284,407)	(35,648,128)
Invacare Corp.	1,598,479	454,819	(363,188)	1,690,110	7,267,473	65,225	(3,783,282)	(20,343,110)
Invesco Mortgage Capital Inc.	5,421,228	1,205,101	(374,305)	6,252,024	90,529,308	7,700,373	(435,489)	(11,185,914)
Investment Technology Group Inc.	1,632,013	383,381	(151,497)	1,863,897	56,364,245	375,753	49,808	18,781,783
iRobot Corp.	1,354,802	405,514	(202,018)	1,558,298	130,491,875	—	5,599,007	23,076,361
iStar Inc.	—	4,092,340	(232,432)	3,859,908	35,395,356	341,578	(4,658)	(6,094,236)
James River Group Holdings Ltd.	433,018	1,318,140	(59,686)	1,691,472	61,806,387	1,297,577	369,122	(2,477,837)
John B Sanfilippo & Son Inc.	429,984	92,853	(29,145)	493,692	27,478,897	1,230,253	37,837	(1,641,338)
John Bean Technologies Corp.	1,534,508	449,277	(201,883)	1,781,902	127,958,383	514,165	5,593,100	(75,822,962)
Kaman Corp.	1,341,399	400,444	(163,609)	1,578,234	88,523,145	925,820	1,625,278	(12,458,521)

26

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

KapStone Paper and Packing Corp.(a)	4,253,966	1,055,147	(5,309,113)	—	$—	$962,563	$55,909,918	$(52,833,768)
KEMET Corp.	2,391,866	1,188,784	(356,788)	3,223,862	56,546,539	161,712	(244,034)	(4,149,689)
Kindred Healthcare Inc.(a)	4,435,740	547,140	(4,982,880)	—	—	—	(12,415,081)	11,768,726
Kirkland’s Inc.	833,339	324,157	(308,628)	848,868	8,089,712	—	(1,577,041)	1,478,023
Kite Realty Group Trust	4,070,213	1,669,619	(1,013,763)	4,726,069	66,590,312	4,033,506	(9,131,752)	3,218,019
KLX Energy Services Holdings Inc.	—	1,342,559	(83,587)	1,258,972	29,522,893	—	94,932	(7,436,390)
Knowles Corp.	—	5,634,908	(540,183)	5,094,725	67,810,790	—	448,863	1,135,008
Kopin Corp.	2,930,959	1,283,396	(301,626)	3,912,729	3,908,816	—	(154,608)	(7,723,504)
Koppers Holdings Inc.	1,018,545	300,956	(157,448)	1,162,053	19,801,383	—	(1,687,997)	(26,799,877)
Korn/Ferry International	2,744,024	813,704	(377,840)	3,179,888	125,732,772	939,492	2,841,866	(44,454,098)
Kraton Corp.	1,543,508	461,535	(194,105)	1,810,938	39,550,886	—	693,974	(47,228,865)
Kulicke & Soffa Industries Inc.	3,402,708	1,027,605	(659,203)	3,771,110	76,440,400	1,344,222	1,282,574	(19,111,719)
Lantheus Holdings Inc.	1,468,092	929,644	(217,462)	2,180,274	34,121,288	—	(417,592)	197,951
La-Z-Boy Inc.	2,284,071	683,685	(331,504)	2,636,252	73,050,543	946,878	1,352,587	(7,723,862)
LCI Industries	1,214,642	359,523	(149,425)	1,424,740	95,172,632	2,461,510	465,011	(50,977,880)
LegacyTexas Financial Group Inc.	2,064,507	720,043	(246,497)	2,538,053	81,446,121	1,265,048	2,236,108	(29,794,338)
Lexington Realty Trust	10,543,336	3,026,155	(1,735,739)	11,833,752	97,155,104	6,255,267	(2,780,806)	5,948,237
LHC Group Inc.	787,480	1,066,386	(210,155)	1,643,711	154,311,589	—	5,743,026	48,653,895
Ligand Pharmaceuticals Inc.(a)	1,023,434	270,954	(1,294,388)	—	—	—	50,810,487	(62,370,557)
Lindsay Corp.	510,619	160,417	(64,438)	606,598	58,385,058	530,781	753,092	1,871,370
Lithia Motors Inc.	1,167,740	340,504	(240,460)	1,267,784	96,769,953	1,107,719	(2,938,157)	(28,582,666)
LivePerson Inc.	2,662,303	965,908	(344,529)	3,283,682	61,930,243	—	2,212,965	2,422,920
LSC Communications Inc.	1,703,217	565,344	(381,858)	1,886,703	13,206,921	1,402,270	(7,771,951)	(11,150,783)
LTC Properties Inc.	1,930,907	575,646	(276,262)	2,230,291	92,958,529	3,676,908	(418,034)	7,734,080
Lumber Liquidators Holdings Inc.	1,370,330	666,478	(396,924)	1,639,884	15,611,696	—	(2,906,950)	(20,132,560)
Luminex Corp.	2,003,401	568,270	(224,145)	2,347,526	54,251,326	412,170	795,772	1,653,948
Lydall Inc.	839,907	239,793	(90,377)	989,323	20,093,150	—	352,676	(26,840,032)
M/I Homes Inc.	1,358,108	404,483	(194,830)	1,567,761	32,954,336	—	(763,309)	(15,722,213)
Magellan Health Inc.	1,181,991	220,658	(49,188)	1,353,461	76,998,396	—	393,819	(65,781,623)
ManTech International Corp./VA, Class A	1,270,526	371,913	(152,452)	1,489,987	77,918,870	1,081,706	2,320,081	(7,559,518)
Marcus Corp. (The)	933,805	282,628	(99,025)	1,117,408	44,137,616	478,452	1,711,498	7,748,145
Materion Corp.	977,892	284,789	(117,685)	1,144,996	51,513,370	343,428	1,336,556	(9,210,359)
Matrix Service Co.	1,339,996	361,942	(166,641)	1,535,297	27,543,228	—	276,827	5,197,531
Matson Inc.	2,060,148	606,691	(250,296)	2,416,543	77,377,707	1,416,405	1,359,067	4,460,388
Matthews International Corp., Class A	1,570,347	445,739	(205,164)	1,810,922	73,559,652	999,560	(1,599,709)	(17,042,326)
MaxLinear Inc.	2,947,574	996,663	(414,399)	3,529,838	62,125,149	—	(3,947,929)	(13,156,604)
Medicines Co. (The)	3,119,582	1,002,079	(408,620)	3,713,041	71,067,605	—	(1,820,195)	(49,117,388)
Medifast Inc.	508,160	237,394	(73,717)	671,837	83,993,062	1,058,834	4,589,800	1,256,456
Mercury Systems Inc.	2,333,961	686,592	(290,627)	2,729,926	129,098,201	—	3,703,348	(4,480,741)
Meridian Bioscience Inc.	2,048,366	587,618	(224,569)	2,411,415	41,862,164	852,570	(508,787)	7,623,651
Merit Medical Systems Inc.	2,442,963	960,161	(318,252)	3,084,872	172,166,706	—	6,510,126	19,719,449
Meritage Homes Corp.	1,845,935	536,612	(274,793)	2,107,754	77,396,727	—	(646,654)	(17,464,391)
Meta Financial Group Inc.(a)	444,545	1,206,947	(89,407)	1,562,085	30,288,828	216,404	(348,722)	(25,533,290)
Methode Electronics Inc.	1,784,573	542,971	(228,490)	2,099,054	48,886,968	642,084	1,067,430	(34,231,154)
MicroStrategy Inc., Class A	455,446	141,085	(63,991)	532,540	68,031,985	—	(1,760,366)	824,933
Mobile Mini Inc.	2,149,147	635,801	(265,921)	2,519,027	79,979,107	1,799,586	1,071,353	(31,246,825)
Momenta Pharmaceuticals Inc.	3,713,187	2,133,038	(442,843)	5,403,382	59,653,337	—	963,643	(38,902,095)
Monotype Imaging Holdings Inc.	2,022,533	586,553	(269,423)	2,339,663	36,311,570	808,968	(1,061,700)	(15,049,660)
Monro Inc.	1,578,696	495,666	(217,421)	1,856,941	127,664,694	1,070,547	2,358,434	23,374,850
Moog Inc., Class A	1,574,227	461,477	(211,313)	1,824,391	141,353,815	1,306,818	2,977,097	(11,679,531)
Motorcar Parts of America Inc.	939,802	277,663	(131,653)	1,085,812	18,067,912	—	(786,213)	(4,383,649)
Movado Group Inc.	751,358	299,418	(120,838)	929,938	29,404,640	672,302	416,232	(7,665,127)
MTS Systems Corp.	867,422	246,841	(99,898)	1,014,365	40,706,467	885,150	(301,760)	(11,472,233)
Mueller Industries Inc.	2,801,436	808,428	(347,488)	3,262,376	76,209,103	940,941	(1,427,623)	(9,268,557)
Myers Industries Inc.	1,085,036	1,078,949	(152,162)	2,011,823	30,398,646	671,137	127,561	(13,353,063)

27

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

MYR Group Inc.	802,064	227,685	(86,177)	943,572	$26,580,423	$—	$103,753	$(3,242,215)
Myriad Genetics Inc.	3,390,577	1,222,478	(404,458)	4,208,597	122,343,915	—	3,482,140	(14,156,732)
Nabors Industries Ltd.	—	18,625,517	(284,067)	18,341,450	36,682,900	1,102,426	(169,977)	(20,123,681)
Nanometrics Inc.	1,134,005	372,042	(138,790)	1,367,257	37,367,134	—	914,332	(2,465,014)
National Storage Affiliates Trust	2,444,799	907,242	(179,860)	3,172,181	83,935,909	2,647,077	(99,142)	1,561,514
Natus Medical Inc.	1,597,444	506,481	(217,134)	1,886,791	64,207,498	—	548,363	(275,164)
Nautilus Inc.	1,499,317	406,667	(193,551)	1,712,433	18,665,520	—	(742,050)	(3,866,194)
Navigant Consulting Inc.	2,186,980	639,903	(442,381)	2,384,502	57,347,273	245,839	1,124,407	9,595,269
NBT Bancorp. Inc.	2,129,987	543,949	(222,706)	2,451,230	84,788,046	1,812,565	1,041,386	(4,367,577)
Neenah Inc.	822,426	233,268	(102,351)	953,343	56,170,970	1,119,011	2,502,368	(21,580,847)
Neogen Corp.	2,487,681	726,504	(290,633)	2,923,552	166,642,464	—	6,729,013	(39,839,759)
NETGEAR Inc.	1,520,409	439,350	(189,530)	1,770,229	92,105,015	—	1,414,244	(12,424,686)
New Media Investment Group Inc.	2,608,127	1,207,278	(732,083)	3,083,322	35,674,036	3,506,106	(911,527)	(16,601,104)
New York Mortgage Trust Inc.	5,498,169	4,160,591	(901,352)	8,757,408	51,581,133	4,502,081	(15,032)	(1,113,047)
Newpark Resources Inc.	4,315,173	1,396,034	(556,499)	5,154,708	35,412,844	—	(217,463)	(7,854,694)
NIC Inc.	3,234,700	954,872	(415,097)	3,774,475	47,105,448	874,148	(1,758,282)	(2,589,470)
NMI Holdings Inc., Class A	2,831,364	1,202,213	(307,127)	3,726,450	66,517,133	—	951,446	646,400
Noble Corp. PLC	11,957,904	3,598,727	(1,613,940)	13,942,691	36,529,850	—	246,499	(18,907,483)
Northfield Bancorp. Inc.	2,266,928	608,634	(188,865)	2,686,697	36,404,744	751,815	(162,610)	(5,471,212)
Northwest Bancshares Inc.	5,001,841	1,328,156	(548,622)	5,781,375	97,936,493	2,788,753	784,975	767,024
Northwest Natural Holding Co.	1,402,355	346,380	(121,552)	1,627,183	98,379,484	2,158,914	1,115,979	2,350,996
Nutrisystem Inc.	1,471,840	433,224	(245,610)	1,659,454	72,816,842	1,198,599	(487,337)	27,137,472
Oclaro Inc.(a)	8,204,439	2,296,328	(10,500,767)	—	—	—	(5,606,801)	(5,656,378)
Office Depot Inc.	—	34,245,055	(3,451,010)	30,794,045	79,448,636	1,492,548	(501,152)	308,977
OFG Bancorp.(a)	2,160,968	484,933	(182,165)	2,463,736	40,553,095	459,090	594,910	12,965,577
Oil States International Inc.	2,886,987	881,788	(372,692)	3,396,083	48,496,065	—	(137,684)	(43,422,213)
Old National Bancorp./IN	6,505,941	2,747,057	(821,212)	8,431,786	129,849,504	2,964,308	940,651	(18,596,450)
Omnicell Inc.	1,881,277	565,424	(216,476)	2,230,225	136,578,979	—	4,793,400	30,787,700
OraSure Technologies Inc.	2,957,892	898,858	(379,158)	3,477,592	40,618,275	—	(514,805)	(17,357,284)
Orion Group Holdings Inc.	1,406,613	430,838	(156,914)	1,680,537	7,209,504	—	(615,579)	(3,779,802)
Orthofix Medical Inc.	—	1,137,840	(66,011)	1,071,829	56,260,304	—	(43,262)	(8,312,241)
OSI Systems Inc.	864,550	255,764	(171,173)	949,141	69,572,035	—	673,751	6,703,318
Owens & Minor Inc.	3,016,059	1,041,260	(582,058)	3,475,261	21,998,402	2,007,572	(2,456,220)	(29,973,131)
Oxford Industries Inc.	821,420	238,557	(102,941)	957,036	67,987,837	918,470	1,185,927	(6,142,577)
Park Electrochemical Corp.	959,273	308,275	(156,749)	1,110,799	20,072,138	418,948	(718,010)	1,610,894
Patrick Industries Inc.	1,181,653	343,346	(244,536)	1,280,463	37,914,509	—	(1,770,587)	(40,309,230)
PDC Energy Inc.	3,196,882	1,044,411	(517,681)	3,723,612	110,814,693	—	(6,327,016)	(68,428,447)
Pennsylvania REIT	3,464,278	1,668,575	(1,503,521)	3,629,332	21,558,232	2,160,627	(15,251,423)	804,774
PennyMac Mortgage Investment Trust	2,955,595	887,503	(401,012)	3,442,086	64,091,641	6,114,085	605,312	865,661
Perficient Inc.	1,695,534	503,122	(331,632)	1,867,024	41,559,954	—	646,748	(2,879,159)
PetMed Express Inc.	996,342	301,416	(120,765)	1,176,993	27,376,857	878,435	624,552	(21,419,628)
PGT Innovations Inc.	2,386,382	1,147,618	(272,407)	3,261,593	51,696,249	—	1,310,692	(12,800,976)
PH Glatfelter Co.	2,120,084	621,636	(239,975)	2,501,745	24,417,031	899,343	(481,686)	(25,586,260)
Phibro Animal Health Corp., Class A	955,997	293,946	(103,180)	1,146,763	36,879,898	347,720	640,676	(10,148,702)
Photronics Inc.	3,349,218	1,034,147	(488,765)	3,894,600	37,699,728	—	195,385	5,120,665
Pioneer Energy Services Corp.	3,975,669	1,161,612	(857,017)	4,280,264	5,264,725	—	(1,632,012)	(5,174,323)
Piper Jaffray Companies	697,577	242,075	(105,324)	834,328	54,932,156	895,559	396,667	(14,493,307)
Plexus Corp.	1,622,900	469,003	(321,229)	1,770,674	90,446,028	—	1,678,055	(17,545,751)
Power Integrations Inc.	1,437,338	433,658	(213,195)	1,657,801	101,092,705	772,324	1,346,146	(14,224,724)
PRA Group Inc.	2,193,584	617,533	(250,329)	2,560,788	62,406,404	—	(1,145,951)	(34,042,005)
Preferred Bank/Los Angeles CA	—	842,758	(47,442)	795,316	34,476,949	192,072	(115,681)	(19,376,447)
ProAssurance Corp.	2,594,623	609,958	(190,741)	3,013,840	122,241,350	4,242,520	(3,057,574)	(19,576,723)
Progenics Pharmaceuticals Inc.	3,376,576	1,934,246	(563,782)	4,747,040	19,937,568	—	(1,636,808)	(14,497,930)
Progress Software Corp.	2,250,354	654,642	(384,091)	2,520,905	89,466,918	1,087,332	1,164,171	(8,396,824)
Proto Labs Inc.	1,215,271	447,897	(139,696)	1,523,472	171,832,407	—	5,187,766	(19,404,957)
Provident Financial Services Inc.	2,966,676	831,501	(321,987)	3,476,190	83,880,465	2,039,387	1,366,397	(7,017,744)
Quaker Chemical Corp.	644,275	191,563	(87,255)	748,583	133,030,685	769,725	5,480,618	14,917,460

28

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Quanex Building Products Corp.	1,713,498	494,160	(206,476)	2,001,182	$27,196,063	$395,268	$(467,142)	$(7,261,992)
Rambus Inc.	5,304,922	1,619,529	(852,332)	6,072,119	46,573,153	—	(1,155,296)	(33,427,282)
Ramco-Gershenson Properties Trust (a)	3,851,846	570,478	(4,422,324)	—	—	1,907,044	(74,850)	4,316,764
Raven Industries Inc.	1,732,883	489,754	(191,026)	2,031,611	73,524,002	737,479	2,130,101	(1,431,047)
Rayonier Advanced Materials Inc.	2,515,034	755,561	(354,191)	2,916,404	31,059,703	603,747	(667,104)	(29,623,217)
RE/MAX Holdings Inc., Class A	863,456	252,944	(107,230)	1,009,170	31,031,978	576,289	(436,072)	(28,316,055)
Red Robin Gourmet Burgers Inc.	631,715	255,479	(141,580)	745,614	19,922,806	—	(2,592,561)	(19,921,335)
Redwood Trust Inc.	—	5,013,893	(330,948)	4,682,945	70,571,981	2,793,346	(91,455)	(6,933,369)
Renewable Energy Group Inc.	—	2,429,494	(344,778)	2,084,716	53,577,201	—	906,667	17,421,645
Rent-A-Center Inc./TX (a)	2,588,928	773,094	(854,500)	2,507,522	40,596,781	—	2,031,787	18,406,418
Repligen Corp.	1,817,430	590,867	(208,392)	2,199,905	116,022,990	—	4,350,553	27,557,827
Resources Connection Inc.	1,382,395	509,998	(170,237)	1,722,156	24,454,615	611,373	321,767	(3,942,239)
Retail Opportunity Investments Corp.	5,476,528	1,655,395	(716,662)	6,415,261	101,874,345	3,618,828	(650,066)	(11,303,719)
REX American Resources Corp.	287,886	77,151	(38,083)	326,954	22,268,837	—	(116,410)	(1,491,497)
Ring Energy Inc.	2,634,516	1,046,858	(454,854)	3,226,520	16,390,722	—	(1,863,348)	(27,309,010)
Rogers Corp.	888,958	264,681	(116,852)	1,036,787	102,704,120	—	2,023,523	(23,715,378)
RPT Realty	—	4,526,081	(37,440)	4,488,641	53,639,260	988,691	30,959	(6,436,716)
RR Donnelley & Sons Co.	3,296,200	2,705,466	(2,172,132)	3,829,534	15,164,955	718,549	(33,770,768)	18,495,317
Rudolph Technologies Inc.	1,542,342	469,070	(200,598)	1,810,814	37,067,363	—	626,222	(13,969,769)
Ruth’s Hospitality Group Inc.	1,428,472	420,514	(223,786)	1,625,200	36,940,796	507,885	2,095,557	(5,628,333)
S&T Bancorp. Inc.	1,701,653	428,007	(170,583)	1,959,077	74,131,474	1,442,230	988,625	(6,267,619)
Safety Insurance Group Inc.	738,543	210,582	(133,818)	815,307	66,700,266	1,968,672	3,917,404	(366,955)
Saia Inc.	1,246,837	368,056	(167,185)	1,447,708	80,811,061	—	2,225,838	(30,576,979)
Sanmina Corp.	3,463,936	977,431	(602,405)	3,838,962	92,365,426	—	(657,091)	(8,495,136)
ScanSource Inc.	1,246,045	350,139	(145,793)	1,450,391	49,864,443	—	234,939	(2,619,883)
Schweitzer-Mauduit International Inc.	1,499,279	441,222	(200,572)	1,739,929	43,585,221	2,184,330	(463,308)	(24,710,930)
Seacoast Banking Corp. of Florida	2,294,422	770,485	(174,315)	2,890,592	75,213,204	—	255,504	(2,889,169)
SEACOR Holdings Inc.	817,397	241,182	(84,933)	973,646	36,024,902	—	324,195	(14,296,290)
Selective Insurance Group Inc.	2,850,367	579,261	(168,662)	3,260,966	198,723,268	1,760,638	4,160,568	(2,634,550)
Semtech Corp.	3,200,386	979,012	(487,400)	3,691,998	169,351,948	—	6,053,599	14,516,657
Seneca Foods Corp., Class A	330,921	110,104	(26,966)	414,059	11,684,745	—	37,831	(12,021)
Shutterfly Inc.	1,573,219	505,144	(185,028)	1,893,335	76,225,667	—	(363,061)	(78,558,905)
Simmons First National Corp., Class A	3,810,730	1,791,586	(421,403)	5,180,913	125,015,431	2,067,018	772,071	(27,210,331)
Simpson Manufacturing Co. Inc.	2,009,622	589,712	(278,607)	2,320,727	125,620,953	1,412,136	3,179,781	(13,571,639)
SkyWest Inc.	2,514,826	724,780	(326,188)	2,913,418	129,559,699	857,373	5,123,949	(35,305,880)
Sleep Number Corp.	1,875,723	521,708	(528,446)	1,868,985	59,302,894	—	(109,223)	(6,807,546)
SolarEdge Technologies Inc.	1,752,101	915,860	(257,548)	2,410,413	84,605,496	—	1,071,846	(39,956,511)
Sonic Corp.(a)	1,885,329	472,159	(2,357,488)	—	—	635,333	38,228,458	(2,437,176)
South Jersey Industries Inc.	3,869,984	1,498,435	(544,289)	4,824,130	134,110,814	3,940,470	984,850	(5,866,253)
Southside Bancshares Inc.	1,354,327	667,789	(152,360)	1,869,756	59,364,753	1,480,921	594,425	(6,747,563)
SpartanNash Co.	1,749,382	500,456	(205,177)	2,044,661	35,127,276	1,076,568	(1,381,996)	114,984
Spectrum Pharmaceuticals Inc.	4,389,618	1,830,771	(503,717)	5,716,672	50,020,880	—	1,840,745	(47,363,626)
Spire Inc.	2,346,963	805,611	(307,612)	2,844,962	210,754,785	4,683,613	3,649,668	2,141,352
Spok Holdings Inc.	971,390	263,971	(161,346)	1,074,015	14,241,439	399,753	(351,811)	(1,520,894)
SPS Commerce Inc.	827,997	287,299	(121,068)	994,228	81,904,503	—	1,910,820	13,952,256
SPX Corp.	2,079,194	617,049	(266,005)	2,430,238	68,070,966	—	2,066,773	(13,678,966)
SPX FLOW Inc.	2,061,630	614,069	(277,405)	2,398,294	72,956,103	—	364,643	(44,120,663)
SRC Energy Inc.	11,723,795	3,644,703	(1,657,154)	13,711,344	64,443,317	—	(1,928,946)	(64,328,166)
Standard Motor Products Inc.	989,117	278,921	(125,531)	1,142,507	55,331,614	685,243	1,087,983	(202,743)
Standex International Corp.	624,163	142,228	(46,786)	719,605	48,343,064	381,563	796,868	(21,389,385)
Stepan Co.	954,229	291,594	(100,620)	1,145,203	84,745,022	765,700	2,073,906	(12,127,038)
Steven Madden Ltd.	2,564,419	2,297,519	(394,009)	4,467,929	135,199,532	1,771,482	2,722,911	(1,790,111)
Stewart Information Services Corp.	1,155,928	242,622	(63,264)	1,335,286	55,280,840	1,181,031	405,532	(3,606,450)
Strategic Education Inc.(e)	512,378	1,382,279	(672,878)	1,221,779	138,574,174	1,325,237	4,582,460	17,483,786
Sturm Ruger & Co. Inc.(a)	842,320	144,868	(1,068)	986,120	52,481,306	797,631	18,692	(27,902)
Summit Hotel Properties Inc.	5,080,731	1,282,696	(471,065)	5,892,362	57,332,682	3,050,723	(1,140,117)	(22,238,212)

29

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

SunCoke Energy Inc.	3,094,699	937,191	(333,241)	3,698,649	$31,623,449	$—	$214,469	$(9,250,551)
Superior Energy Services Inc.	—	8,909,568	(149,328)	8,760,240	29,346,804	—	(183,187)	(35,615,352)
Superior Industries International Inc.(a)	1,167,680	286,117	(207,797)	1,246,000	5,993,260	332,366	(1,981,326)	(9,411,749)
Supernus Pharmaceuticals Inc.	2,497,931	772,771	(328,312)	2,942,390	97,746,196	—	3,621,007	(43,380,549)
SUPERVALU Inc.(a)	1,869,419	461,371	(2,330,790)	—	—	—	24,307,827	11,012,559
Surmodics Inc.	661,997	190,617	(93,348)	759,266	35,882,911	—	1,492,201	3,364,470
Sykes Enterprises Inc.	1,950,728	533,228	(225,751)	2,258,205	55,845,410	—	724,889	(10,211,766)
Tactile Systems Technology Inc.	715,486	318,582	(95,130)	938,938	42,768,626	—	1,248,799	5,887,993
Tailored Brands Inc.	2,393,770	1,047,662	(621,576)	2,819,856	38,462,836	1,479,267	(8,148,058)	(24,933,691)
Team Inc.	1,460,238	432,837	(184,820)	1,708,255	25,025,936	—	(722,303)	550,427
Tennant Co.	866,496	262,118	(104,467)	1,024,147	53,368,300	630,692	603,329	(17,774,671)
Tetra Tech Inc.	2,713,580	775,164	(381,028)	3,107,716	160,886,457	1,080,608	7,728,528	(2,764,953)
TETRA Technologies Inc.	6,091,056	1,603,215	(747,824)	6,946,447	11,670,031	—	(1,324,414)	(13,510,909)
TimkenSteel Corp.	1,904,026	550,548	(221,712)	2,232,862	19,515,214	—	82,672	(14,678,648)
Tivity Health Inc.	1,647,138	933,856	(275,782)	2,305,212	57,192,310	—	1,334,435	(31,793,720)
TopBuild Corp.	1,726,040	502,236	(243,167)	1,985,109	89,329,905	—	274,333	(63,817,741)
Travelport Worldwide Ltd.	6,095,921	2,051,209	(761,362)	7,385,768	115,365,696	1,550,916	464,272	(7,024,224)
Trex Co. Inc.	1,429,156	2,233,636	(355,987)	3,306,805	196,291,945	—	9,820,700	2,644,390
Triumph Bancorp. Inc.	—	1,461,900	(94,638)	1,367,262	40,607,681	—	(343,274)	(15,580,824)
Triumph Group Inc.	2,418,924	346,181	(13,577)	2,751,528	31,642,572	319,362	22,772	(36,872,521)
TrueBlue Inc.	1,993,919	734,769	(432,053)	2,296,635	51,100,129	—	317,305	(9,124,350)
TrustCo Bank Corp. NY	4,753,725	1,205,880	(451,541)	5,508,064	37,785,319	1,068,169	303,183	(9,244,108)
TTM Technologies Inc.	4,492,843	1,329,190	(589,952)	5,232,081	50,908,148	—	771,698	(31,129,060)
U.S. Concrete Inc.	765,998	292,974	(155,715)	903,257	31,866,907	—	(4,599,727)	(18,246,888)
U.S. Ecology Inc.	1,067,123	293,372	(116,440)	1,244,055	78,350,584	630,219	1,845,188	8,482,788
U.S. Physical Therapy Inc.	613,278	180,592	(78,680)	715,190	73,199,697	466,795	2,597,608	10,176,372
U.S. Silica Holdings Inc.	3,633,299	4,049,286	(3,327,390)	4,355,195	44,335,885	776,660	(46,779,129)	(24,641,953)
Ultra Clean Holdings Inc.	1,870,683	725,639	(486,040)	2,110,282	17,874,089	—	(4,807,672)	(18,194,434)
UniFirst Corp./MA	750,848	215,229	(96,338)	869,739	124,433,559	284,613	2,819,461	(20,576,108)
Unisys Corp.	—	3,116,336	(215,924)	2,900,412	33,731,792	—	(112,788)	(20,080,024)
Unit Corp.	2,603,434	757,913	(302,749)	3,058,598	43,676,779	—	593,859	(19,139,018)
United Community Banks Inc./GA	3,576,683	533,086	(45,790)	4,063,979	87,212,989	1,824,604	318,039	(41,730,786)
United Natural Foods Inc.	—	2,913,643	(49,962)	2,863,681	30,326,382	—	(246,992)	(38,224,779)
Universal Corp./VA	1,225,880	344,769	(163,925)	1,406,724	76,174,105	2,709,648	978,478	4,921,228
Universal Electronics Inc.	702,244	206,869	(116,390)	792,723	20,040,037	—	(2,352,553)	(17,529,496)
Universal Forest Products Inc.	2,978,018	721,281	(240,025)	3,459,274	89,802,753	1,183,203	2,196,624	(26,202,764)
Universal Health Realty Income Trust	627,154	171,005	(74,831)	723,328	44,390,639	1,425,511	1,090,729	(625,297)
Universal Insurance Holdings Inc.	1,577,587	465,221	(231,243)	1,811,565	68,694,545	1,030,748	4,597,384	5,352,046
Urstadt Biddle Properties Inc.	1,452,263	420,086	(170,222)	1,702,127	32,714,881	889,069	40,158	(684,588)
Vanda Pharmaceuticals Inc.	—	3,081,128	(137,316)	2,943,812	76,921,808	—	186,238	9,252,748
Varex Imaging Corp.	1,840,208	554,796	(242,883)	2,152,121	50,962,225	—	(648,601)	(25,296,957)
Veeco Instruments Inc.	2,346,790	1,295,773	(973,314)	2,669,249	19,779,135	—	(19,449,641)	(4,177,165)
Viad Corp.	991,048	282,347	(119,489)	1,153,906	57,799,152	335,090	1,817,252	(4,950,165)
Viavi Solutions Inc.	10,918,928	3,231,476	(1,345,219)	12,805,185	128,692,109	—	2,759,012	554,266
Virtus Investment Partners Inc.	350,977	106,329	(51,322)	405,984	32,247,309	566,363	(638,177)	(17,587,274)
Virtusa Corp.	1,334,870	390,230	(178,419)	1,546,681	65,873,144	—	2,797,478	(12,316,983)
Vista Outdoor Inc.	2,785,913	838,592	(353,576)	3,270,929	37,125,044	—	(687,728)	(15,470,972)
Vitamin Shoppe Inc.(a)	1,168,461	330,126	(636,361)	862,226	4,086,951	—	(7,739,273)	10,590,144
Wabash National Corp.	2,810,148	827,849	(484,822)	3,153,175	41,243,529	682,614	(1,094,871)	(23,443,113)
Waddell & Reed Financial Inc., Class A	3,471,343	1,748,322	(812,262)	4,407,403	79,685,846	3,235,055	191,807	(9,198,130)
WageWorks Inc.	1,932,598	797,001	(488,576)	2,241,023	60,866,185	—	(11,738,900)	(32,346,089)
Walker & Dunlop Inc.	1,362,966	417,149	(156,137)	1,623,978	70,237,049	1,148,256	2,302,333	(27,704,993)
Washington Prime Group Inc.	—	11,569,809	(1,022,598)	10,547,211	51,259,445	6,917,214	(400,072)	(22,537,820)
Watts Water Technologies Inc., Class A	1,339,671	396,775	(167,047)	1,569,399	101,273,318	954,738	2,046,017	(23,113,069)
WD-40 Co.	673,795	196,580	(89,773)	780,602	143,053,123	1,192,566	5,452,898	32,876,973

30

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Small-Cap ETF

Affiliates (continued)

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Westamerica Bancorp	1,296,034	327,093	(121,403)	1,501,724	$83,615,992	$1,715,371	$490,032	$(4,295,691)
Whitestone REIT	1,938,644	615,680	(290,760)	2,263,564	27,751,295	2,046,431	94,898	3,533,350
William Lyon Homes, Class A	1,398,839	607,617	(129,815)	1,876,641	20,061,292	—	(325,025)	(27,753,229)
Wingstop Inc.	1,417,572	449,843	(215,930)	1,651,485	106,008,822	5,427,709	3,443,283	22,798,182
Winnebago Industries Inc.	1,409,752	417,410	(200,255)	1,626,907	39,387,418	455,915	(486,064)	(21,267,978)
Wolverine World Wide Inc.	4,664,233	1,337,159	(679,256)	5,322,136	169,722,917	1,254,252	4,270,697	8,161,606
World Wrestling Enterainment Inc.(a)	1,948,934	298,360	(2,247,294)	—	—	254,468	118,764,641	(29,730,189)
XO Group Inc.(a)	1,188,736	369,409	(1,558,145)	—	—	—	22,857,741	(4,676,292)
Xperi Corp.	2,379,752	1,111,094	(755,495)	2,735,351	50,303,105	1,568,536	(14,491,674)	8,972,190

					$32,982,931,480	$423,862,536	$571,865,546	$(4,564,305,659)

(a)	The Fund held less than 5% at the end of the period.
(b)	Formerly the Depomed Inc.
(c)	Net of purchases and sales.
(d)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(e)	Formerly the Strayer Education inc.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1,019	03/15/19	$68,732	$384,092

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$37,290,750,597	$—	$3,133,458	$37,293,884,055
Money Market Funds	2,802,337,797	—	—	2,802,337,797

	$40,093,088,394	$—	$3,133,458	$40,096,221,852

Derivative financial instruments(a)
Assets
Futures Contracts	$384,092	$—	$—	$384,092

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

31

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
AAR Corp.	20,618	$769,876
Aerojet Rocketdyne Holdings Inc.(a)	43,436	1,530,250
Aerovironment Inc.(a)(b)	15,429	1,048,401
Air Industries Group(a)(b)	5,203	3,720
Arconic Inc.	250,943	4,230,899
Arotech Corp.(a)(b)	11,416	29,910
Astronics Corp.(a)(b)	11,231	341,984
Astrotech Corp.(a)(b)	1,452	6,926
Axon Enterprise Inc.(a)	35,431	1,550,106
Boeing Co. (The)	318,171	102,610,147
BWX Technologies Inc.	59,475	2,273,729
CPI Aerostructures Inc.(a)(b)	5,066	32,270
Cubic Corp.	17,220	925,403
Curtiss-Wright Corp.	26,572	2,713,533
Ducommun Inc.(a)	5,533	200,959
Engility Holdings Inc.(a)	10,567	300,737
Esterline Technologies Corp.(a)	16,466	1,999,796
General Dynamics Corp.	164,755	25,901,134
Harris Corp.	70,740	9,525,141
HEICO Corp.(b)	22,277	1,726,022
HEICO Corp., Class A	47,963	3,021,669
Hexcel Corp.	53,817	3,085,867
Huntington Ingalls Industries Inc.	26,976	5,133,803
Innovative Solutions & Support Inc.(a)	10,088	22,244
KeyW Holding Corp. (The)(a)	22,270	148,986
Kratos Defense & Security Solutions Inc.(a)(b)	42,397	597,374
L3 Technologies Inc.	47,179	8,193,105
Lockheed Martin Corp.	146,950	38,477,388
Mercury Systems Inc.(a)	34,022	1,608,900
MICT Inc.(a)	4,533	2,997
Moog Inc., Class A	20,647	1,599,730
National Presto Industries Inc.	4,484	524,269
Northrop Grumman Corp.	103,428	25,329,517
Raytheon Co.	169,846	26,045,884
SIFCO Industries Inc.(a)	614	2,118
Sparton Corp.(a)	5,275	95,952
Spirit AeroSystems Holdings Inc., Class A	65,259	4,704,521
Teledyne Technologies Inc.(a)	20,998	4,348,056
Tel-Instrument Electronics Corp.(a)(b)	226	861
Textron Inc.	148,965	6,850,900
TransDigm Group Inc.(a)	28,189	9,585,951
Triumph Group Inc.(b)	28,039	322,449
United Technologies Corp.	481,829	51,305,152
Vectrus Inc.(a)	5,550	119,769
Wesco Aircraft Holdings Inc.(a)(b)	41,997	331,776

		349,180,181

Air Freight & Logistics — 0.6%
Air T Inc.(a)(b)	253	6,198
Air Transport Services Group Inc.(a)(b)	21,562	491,829
Atlas Air Worldwide Holdings Inc.(a)	15,614	658,755
CH Robinson Worldwide Inc.	84,063	7,068,858
Echo Global Logistics Inc.(a)	15,354	312,147
Expeditors International of Washington Inc.	101,479	6,909,705
FedEx Corp.	145,645	23,496,908
Forward Air Corp.	16,763	919,451
Hub Group Inc., Class A(a)	20,942	776,320
Radiant Logistics Inc.(a)	16,981	72,169
United Parcel Service Inc., Class B	412,597	40,240,585

Security	Shares	Value

Air Freight & Logistics (continued)
XPO Logistics Inc.(a)(b)	75,822	$4,324,887

		85,277,812

Airlines — 0.4%
Alaska Air Group Inc.	74,971	4,561,985
Allegiant Travel Co.	10,170	1,019,238
American Airlines Group Inc.	248,063	7,965,303
Delta Air Lines Inc.	365,417	18,234,308
Hawaiian Holdings Inc.	32,379	855,129
JetBlue Airways Corp.(a)	193,746	3,111,561
SkyWest Inc.	32,717	1,454,925
Southwest Airlines Co.	307,774	14,305,336
Spirit Airlines Inc.(a)(b)	41,738	2,417,465
United Continental Holdings Inc.(a)	135,984	11,385,940

		65,311,190

Auto Components — 0.3%
Adient PLC	53,583	806,960
American Axle & Manufacturing Holdings Inc.(a)(b)	63,209	701,620
Aptiv PLC	156,499	9,635,643
Autoliv Inc.	48,993	3,440,778
BorgWarner Inc.	116,815	4,058,153
Cooper Tire & Rubber Co.	32,111	1,038,149
Cooper-Standard Holdings Inc.(a)	11,714	727,674
Dana Inc.	100,830	1,374,313
Delphi Technologies PLC	52,823	756,425
Dorman Products Inc.(a)(b)	19,931	1,794,189
Fox Factory Holding Corp.(a)	23,844	1,403,696
Garrett Motion Inc.(a)	43,675	538,950
Gentex Corp.	162,694	3,288,046
Gentherm Inc.(a)	31,129	1,244,537
Goodyear Tire & Rubber Co. (The)	139,134	2,839,725
Horizon Global Corp.(a)(b)	28,107	40,193
LCI Industries	15,672	1,046,890
Lear Corp.	38,143	4,686,249
Modine Manufacturing Co.(a)	41,928	453,242
Motorcar Parts of America Inc.(a)(b)	20,308	337,925
Shiloh Industries Inc.(a)	5,472	31,902
Standard Motor Products Inc.	17,988	871,159
Stoneridge Inc.(a)	15,891	391,713
Strattec Security Corp.	12,227	352,138
Superior Industries International Inc.	41,856	201,327
Sypris Solutions Inc.(a)	10,841	8,456
Tenneco Inc., Class A	31,167	853,664
Tower International Inc.	25,737	612,541
Unique Fabricating Inc.(b)	714	3,013
UQM Technologies Inc.(a)(b)	26,098	22,183
Veoneer Inc.(a)(b)	49,011	1,155,189
Visteon Corp.(a)(b)	19,665	1,185,406
VOXX International Corp.(a)(b)	10,468	41,453
Workhorse Group Inc.(a)(b)	10,504	5,546

		45,949,047

Automobiles — 0.5%
Ford Motor Co.	2,264,389	17,322,576
General Motors Co.	770,781	25,782,624
Harley-Davidson Inc.	100,383	3,425,068
Tesla Inc.(a)(b)	81,457	27,108,890
Thor Industries Inc.	26,942	1,400,984
Winnebago Industries Inc.	17,220	416,896

		75,457,038

32

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks — 5.8%
1st Constitution Bancorp.(b)	4,697	$93,611
1st Source Corp.	10,122	408,321
Access National Corp.	9,965	212,553
ACNB Corp.	4,691	184,122
Allegiance Bancshares Inc.(a)	693	22,432
American National Bankshares Inc.	5,210	152,705
American River Bankshares	4,760	65,688
Ameris BanCorp	39,730	1,258,249
AmeriServ Financial Inc.	10,545	42,496
Ames National Corp.	5,404	137,370
Arrow Financial Corp.	6,506	208,322
Associated Banc-Corp.	97,377	1,927,091
Atlantic Capital Bancshares Inc.(a)	5,070	82,996
Auburn National BanCorp. Inc.	595	18,838
Banc of California Inc.	31,319	416,856
BancFirst Corp.	10,352	516,565
Bancorp. Inc. (The)(a)	21,267	169,285
Bancorp. of New Jersey Inc.(a)(b)	4,870	63,407
BancorpSouth Bank	48,866	1,277,357
Bank of America Corp.	5,473,940	134,877,882
Bank of Commerce Holdings	6,056	66,374
Bank of Hawaii Corp.	26,139	1,759,677
Bank of Marin Bancorp.	9,138	376,851
Bank of South Carolina Corp.	960	17,482
Bank of the James Financial Group Inc.	775	10,075
Bank OZK	79,724	1,820,099
BankUnited Inc.	75,279	2,253,853
Bankwell Financial Group Inc.	4,651	133,530
Banner Corp.	16,664	891,191
Bar Harbor Bankshares	10,012	224,569
BB&T Corp.	471,019	20,404,543
BCB Bancorp. Inc.	5,427	56,821
Berkshire Hills Bancorp. Inc.	27,453	740,407
Blue Hills Bancorp. Inc.	16,096	343,489
BOK Financial Corp.	18,590	1,363,205
Boston Private Financial Holdings Inc.	41,027	433,655
Bridge Bancorp. Inc.	5,452	138,971
Brookline Bancorp. Inc.	34,424	475,740
Bryn Mawr Bank Corp.	10,987	377,953
C&F Financial Corp.	704	37,460
Cadence BanCorp.	49,891	837,171
Camden National Corp.	5,932	213,374
Capital City Bank Group Inc.	5,564	129,140
Carolina Financial Corp.	12,437	368,011
Carolina Trust Bancshares Inc.(a)(b)	4,587	34,769
Cathay General Bancorp.	43,016	1,442,326
CB Financial Services Inc.(b)	829	20,543
CenterState Bank Corp.	52,627	1,107,272
Central Pacific Financial Corp.	9,084	221,195
Central Valley Community Bancorp.	5,357	101,087
Century Bancorp. Inc./MA, Class A, NVS	635	43,009
Chemical Financial Corp.	45,827	1,677,726
Chemung Financial Corp.	774	31,974
CIT Group Inc.	85,518	3,272,774
Citigroup Inc.	1,464,669	76,250,668
Citizens & Northern Corp.	6,022	159,161
Citizens Financial Group Inc.	306,363	9,108,172
Citizens First Corp.	289	6,193
Citizens Holding Co.	828	17,214
City Holding Co.	9,904	669,411

Security	Shares	Value

Banks (continued)
Civista Bancshares Inc.	5,576	$97,134
CNB Financial Corp./PA	6,155	141,257
Codorus Valley Bancorp. Inc.	5,210	110,712
Colony Bankcorp Inc.	4,704	68,678
Columbia Banking System Inc.	36,881	1,338,411
Comerica Inc.	109,113	7,494,972
Commerce Bancshares Inc.	63,556	3,582,652
Community Bank System Inc.	25,628	1,494,112
Community Bankers Trust Corp.(a)	11,646	84,084
Community Financial Corp. (The)	880	25,731
Community Trust Bancorp. Inc.	10,461	414,360
Community West Bancshares	4,710	47,241
ConnectOne Bancorp. Inc.	16,102	297,404
County Bancorp. Inc.	862	14,973
Cullen/Frost Bankers Inc.	36,841	3,239,798
Customers Bancorp. Inc.(a)(b)	15,278	278,060
CVB Financial Corp.	73,915	1,495,300
DNB Financial Corp.	618	16,686
Eagle Bancorp. Inc.(a)(b)	23,159	1,128,075
Eagle Bancorp. Montana Inc.	850	13,745
East West Bancorp. Inc.	85,217	3,709,496
Emclaire Financial Corp.	214	6,493
Enterprise Bancorp. Inc./MA	4,813	154,786
Enterprise Financial Services Corp.	10,916	410,769
Equity Bancshares Inc., Class A(a)(b)	5,567	196,237
Evans Bancorp. Inc.	793	25,780
F.N.B. Corp.	221,331	2,177,897
Farmers National Banc Corp.	10,604	135,095
Fauquier Bankshares Inc.	831	15,216
FCB Financial Holdings Inc., Class A(a)	31,912	1,071,605
Fidelity Southern Corp.	11,338	295,015
Fifth Third Bancorp	400,293	9,418,894
Financial Institutions Inc.	6,212	159,648
First Bancorp. Inc./ME	5,474	143,966
First BanCorp./Puerto Rico	113,787	978,568
First Bancorp./Southern Pines NC	11,948	390,222
First Bancshares Inc. (The)	4,535	137,184
First Bank/Hamilton NJ(b)	5,132	62,200
First Busey Corp.	25,088	615,660
First Business Financial Services Inc.	5,218	101,803
First Citizens BancShares Inc./NC, Class A	5,308	2,001,381
First Commonwealth Financial Corp.	43,630	527,050
First Community Bankshares Inc.	10,091	317,665
First Community Corp./SC	4,739	92,079
First Financial Bancorp	49,860	1,182,679
First Financial Bankshares Inc.	35,684	2,058,610
First Financial Corp./IN	5,685	228,253
First Financial Northwest Inc.	5,468	84,590
First Foundation Inc.(a)	14,933	192,038
First Hawaiian Inc.	79,180	1,782,342
First Horizon National Corp.	186,414	2,453,208
First Internet Bancorp.	843	17,231
First Interstate BancSystem Inc., Class A	20,464	748,164
First Merchants Corp.	22,182	760,177
First Mid-Illinois Bancshares Inc.	279	8,906
First Midwest Bancorp. Inc.	59,039	1,169,563
First Northwest Bancorp	6,143	91,101
First of Long Island Corp. (The)	15,126	301,764
First Republic Bank/CA	99,166	8,617,525
First Savings Financial Group Inc.	214	11,115

33

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First U.S. Bancshares Inc.	4,628	$36,793
First United Corp.	4,860	77,371
Flushing Financial Corp.	16,011	344,717
Franklin Financial Network Inc.(a)(b)	10,142	267,445
Fulton Financial Corp.	97,675	1,512,009
German American Bancorp. Inc.	10,550	292,973
Glacier Bancorp. Inc.	41,090	1,627,986
Glen Burnie Bancorp	598	6,237
Great Southern Bancorp. Inc.	5,421	249,529
Great Western Bancorp. Inc.	30,924	966,375
Green Bancorp. Inc.	15,258	261,522
Guaranty Bancorp.	24,904	516,758
Hancock Whitney Corp.	48,252	1,671,932
Hanmi Financial Corp.	14,941	294,338
HarborOne Bancorp Inc.(a)(b)	22,165	352,202
Hawthorn Bancshares Inc.(b)	4,726	99,388
Heartland Financial USA Inc.	18,145	797,473
Heritage Commerce Corp.	11,053	125,341
Heritage Financial Corp./WA	16,397	487,319
Hilltop Holdings Inc.	43,800	780,954
Home BancShares Inc./AR	91,524	1,495,502
HomeTrust Bancshares Inc.	10,448	273,529
Hope Bancorp Inc.	70,797	839,652
Horizon Bancorp Inc./IN	15,442	243,675
Howard Bancorp. Inc.(a)(b)	701	10,024
Huntington Bancshares Inc./OH	676,626	8,065,382
IBERIABANK Corp.	44,003	2,828,513
Independent Bank Corp./MI	11,562	243,033
Independent Bank Corp./Rockland MA	15,867	1,115,609
Independent Bank Group Inc.(b)	18,202	833,106
International Bancshares Corp.	32,169	1,106,614
Investar Holding Corp.	4,740	117,552
Investors Bancorp. Inc.	178,759	1,859,094
JPMorgan Chase & Co.	1,994,203	194,674,097
KeyCorp	662,759	9,795,578
Lakeland Bancorp. Inc.	22,182	328,515
Lakeland Financial Corp.	15,711	630,954
Landmark Bancorp. Inc./Manhattan KS	744	17,041
LCNB Corp.	5,264	79,750
LegacyTexas Financial Group Inc.	32,541	1,044,241
Limestone Bancorp. Inc.(a)	457	6,288
Live Oak Bancshares Inc.	11,706	173,366
M&T Bank Corp.	84,258	12,059,848
Macatawa Bank Corp.	15,880	152,766
Mackinac Financial Corp.	764	10,429
MB Financial Inc.	53,110	2,104,749
MBT Financial Corp.	11,429	106,290
Melrose Bancorp. Inc.	628	11,279
Mercantile Bank Corp.	10,158	287,065
Mid Penn Bancorp. Inc.(b)	790	18,186
Middlefield Banc Corp.	269	11,414
MidSouth Bancorp. Inc.(b)	5,451	57,781
MidWestOne Financial Group Inc.	5,076	126,037
MutualFirst Financial Inc.	4,708	125,092
National Bank Holdings Corp., Class A	16,413	506,669
National Bankshares Inc.	5,079	185,028
National Commerce Corp.(a)	9,038	325,368
NBT Bancorp. Inc.	24,473	846,521
Nicolet Bankshares Inc.(a)(b)	5,053	246,586
Northrim BanCorp. Inc.	4,711	154,851

Security	Shares	Value

Banks (continued)
Norwood Financial Corp.	1,117	$36,861
Oak Valley Bancorp.(b)	4,680	85,644
OFG Bancorp	24,929	410,331
Ohio Valley Banc Corp.	781	27,640
Old Line Bancshares Inc.	7,011	184,530
Old National Bancorp./IN	74,579	1,148,517
Old Point Financial Corp.	766	16,722
Old Second Bancorp. Inc.	16,345	212,485
Opus Bank	11,223	219,859
Orrstown Financial Services Inc.	5,078	92,470
Pacific Mercantile Bancorp.(a)	6,130	43,829
Pacific Premier Bancorp. Inc.(a)	38,998	995,229
PacWest Bancorp	79,941	2,660,436
Park National Corp.	6,122	520,064
Parke Bancorp. Inc.	5,227	97,823
Patriot National Bancorp Inc.	59	841
Peapack Gladstone Financial Corp.	6,254	157,476
Penns Woods Bancorp. Inc.	4,480	180,275
Peoples Bancorp. Inc./OH	10,745	323,424
Peoples Bancorp. of North Carolina Inc.	893	21,843
Peoples Financial Services Corp.	4,729	208,360
People’s United Financial Inc.	233,490	3,369,261
People’s Utah Bancorp	594	17,909
Pinnacle Financial Partners Inc.	47,323	2,181,590
Plumas Bancorp.(b)	4,517	102,581
PNC Financial Services Group Inc. (The)	278,230	32,527,869
Popular Inc.	63,774	3,011,408
Preferred Bank/Los Angeles CA	5,852	253,684
Premier Financial Bancorp. Inc.	5,897	87,924
Prosperity Bancshares Inc.	43,323	2,699,023
QCR Holdings Inc.	5,957	191,160
Regions Financial Corp.	660,366	8,835,697
Renasant Corp.	41,237	1,244,533
Republic Bancorp. Inc./KY, Class A	5,281	204,480
Republic First Bancorp. Inc.(a)(b)	20,700	123,579
S&T Bancorp. Inc.	19,874	752,032
Salisbury Bancorp. Inc.	207	7,489
Sandy Spring Bancorp. Inc.	20,143	631,282
SB Financial Group Inc.	865	14,229
SB One Bancorp(b)	754	15,412
Seacoast Banking Corp. of Florida(a)	32,838	854,445
Select Bancorp. Inc.(a)(b)	5,273	65,280
ServisFirst Bancshares Inc.	35,318	1,125,585
Shore Bancshares Inc.	6,195	90,075
Sierra Bancorp.	5,605	134,688
Signature Bank/New York NY	31,864	3,275,938
Simmons First National Corp., Class A	56,670	1,367,447
SmartFinancial Inc.(a)	4,814	87,952
Sound Financial Bancorp. Inc.	260	8,463
South State Corp.	26,444	1,585,318
Southern First Bancshares Inc.(a)	4,626	148,356
Southern National Bancorp. of Virginia Inc.	10,293	136,073
Southside Bancshares Inc.	14,570	462,597
Southwest Georgia Financial Corp.	281	5,699
State Bank Financial Corp.	21,179	457,255
Sterling Bancorp./DE	141,645	2,338,559
Stewardship Financial Corp.	4,676	42,552
Stock Yards Bancorp. Inc.	11,163	366,146
Summit Financial Group Inc.	5,348	103,270
Summit State Bank	868	10,216

34

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
SunTrust Banks Inc.	276,327	$13,937,934
SVB Financial Group(a)	31,444	5,971,844
Synovus Financial Corp.	74,503	2,383,351
TCF Financial Corp.	97,606	1,902,341
Texas Capital Bancshares Inc.(a)	33,324	1,702,523
Tompkins Financial Corp.	6,039	452,985
TowneBank/Portsmouth VA	37,107	888,713
TriCo Bancshares	10,909	368,615
TriState Capital Holdings Inc.(a)	11,389	221,630
Triumph Bancorp. Inc.(a)(b)	19,965	592,960
Trustmark Corp.	32,146	913,911
Two River Bancorp.(b)	5,178	79,016
U.S. Bancorp.	927,423	42,383,231
UMB Financial Corp.	26,102	1,591,439
Umpqua Holdings Corp.	128,687	2,046,123
Union Bankshares Corp.	41,435	1,169,710
Union Bankshares Inc./Morrisville VT	808	38,582
United Bancorp. Inc./OH	4,533	50,588
United Bancshares Inc./OH	679	13,173
United Bankshares Inc./WV	68,776	2,139,621
United Community Banks Inc./GA	36,095	774,599
United Security Bancshares/Fresno CA	6,199	59,386
Unity Bancorp. Inc.	4,688	97,323
Univest Corp. of Pennsylvania	10,801	232,978
Valley National Bancorp.	187,201	1,662,345
Veritex Holdings Inc.(a)	10,622	227,098
Village Bank and Trust Financial Corp.(a)	113	3,576
Washington Trust Bancorp. Inc.	9,887	469,929
Webster Financial Corp.	53,488	2,636,424
Wellesley Bank(b)	267	7,407
Wells Fargo & Co.	2,540,769	117,078,636
WesBanco Inc.	30,432	1,116,550
West Bancorp. Inc.	10,114	193,076
Westamerica Bancorp	14,663	816,436
Western Alliance Bancorp.(a)(b)	53,518	2,113,426
Wintrust Financial Corp.	31,437	2,090,246
Zions Bancorp. N.A.	118,165	4,814,042

		877,717,859

Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	5,395	1,299,332
Brown-Forman Corp., Class A	33,040	1,566,757
Brown-Forman Corp., Class B, NVS	101,263	4,818,093
Castle Brands Inc.(a)(b)	48,259	41,044
Coca-Cola Bottling Co. Consolidated	3,478	616,928
Coca-Cola Co. (The)	2,285,591	108,222,734
Constellation Brands Inc., Class A	100,325	16,134,266
Craft Brew Alliance Inc.(a)(b)	5,424	77,617
Keurig Dr Pepper Inc.	107,290	2,750,916
MGP Ingredients Inc.(b)	11,035	629,547
Molson Coors Brewing Co., Class B	108,166	6,074,603
Monster Beverage Corp.(a)	240,299	11,827,517
National Beverage Corp.	8,846	634,877
PepsiCo Inc.	841,339	92,951,133
Primo Water Corp.(a)	11,501	161,129
Reed’s Inc.(a)(b)	5,543	11,474
Truett-Hurst Inc.(a)	708	1,352
Willamette Valley Vineyards Inc.(a)	794	5,471

		247,824,790

Security	Shares	Value

Biotechnology — 3.0%
AbbVie Inc.	903,966	$83,336,626
Abeona Therapeutics Inc.(a)	15,519	110,806
ACADIA Pharmaceuticals Inc.(a)	71,357	1,153,843
Acceleron Pharma Inc.(a)	20,784	905,143
Achaogen Inc.(a)(b)	20,400	25,092
Achieve Life Sciences Inc.(a)(b)	1,892	2,289
Achillion Pharmaceuticals Inc.(a)(b)	69,204	110,034
Acorda Therapeutics Inc.(a)(b)	26,194	408,103
Actinium Pharmaceuticals Inc.(a)	21,450	8,301
Adamas Pharmaceuticals Inc.(a)	21,048	179,750
ADMA Biologics Inc.(a)(b)	684	1,635
Aduro Biotech Inc.(a)	15,213	40,162
Advaxis Inc.(a)	16,174	3,073
Adverum Biotechnologies Inc.(a)	10,597	33,381
Aeglea BioTherapeutics Inc.(a)(b)	5,700	42,693
Aevi Genomic Medicine Inc.(a)(b)	15,535	10,874
Agenus Inc.(a)(b)	168,997	402,213
AgeX Therapeutics Inc.(a)(b)	3,771	11,275
Agios Pharmaceuticals Inc.(a)(b)	28,773	1,326,723
Aimmune Therapeutics Inc.(a)(b)	23,073	551,906
Akebia Therapeutics Inc.(a)	40,542	224,197
Albireo Pharma Inc.(a)	17	417
Alder Biopharmaceuticals Inc.(a)(b)	38,543	395,066
Aldeyra Therapeutics Inc.(a)(b)	4,682	38,861
Alexion Pharmaceuticals Inc.(a)	134,202	13,065,907
Alkermes PLC(a)	101,792	3,003,882
Allakos Inc.(a)(b)	7,160	374,253
Alnylam Pharmaceuticals Inc.(a)(b)	54,597	3,980,667
Alpine Immune Sciences Inc.(a)	718	2,642
Altimmune Inc.(a)(b)	119	245
AMAG Pharmaceuticals Inc.(a)(b)	21,972	333,755
Amgen Inc.	387,447	75,424,307
Amicus Therapeutics Inc.(a)(b)	119,159	1,141,543
AmpliPhi Biosciences Corp.(a)	77	16
AnaptysBio Inc.(a)(b)	13,685	872,966
Anavex Life Sciences Corp.(a)(b)	16,926	26,405
Anixa Biosciences Inc.(a)	5,392	21,244
Applied Genetic Technologies Corp./DE(a)(b)	5,641	14,046
Aptevo Therapeutics Inc.(a)(b)	10,217	12,976
AquaBounty Technologies Inc.(a)	234	480
Aquinox Pharmaceuticals Inc.(a)	5,427	11,722
Aravive Inc.(a)	1,635	5,755
ARCA biopharma Inc.(a)	865	288
Ardelyx Inc.(a)	10,604	18,981
Arena Pharmaceuticals Inc.(a)	27,740	1,080,473
ArQule Inc.(a)	33,092	91,665
Array BioPharma Inc.(a)(b)	118,038	1,682,041
Arrowhead Pharmaceuticals Inc.(a)(b)	49,090	609,698
Asterias Biotherapeutics Inc.(a)(b)	5,964	3,698
Atara Biotherapeutics Inc.(a)(b)	31,781	1,104,072
Athersys Inc.(a)(b)	48,562	69,929
aTyr Pharma Inc.(a)(b)	4,667	2,313
Audentes Therapeutics Inc.(a)	31,130	663,692
AVEO Pharmaceuticals Inc.(a)(b)	36,747	58,795
Avid Bioservices Inc.(a)	16,511	67,695
Bellicum Pharmaceuticals Inc.(a)(b)	35,144	102,620
Biocept Inc.(a)(b)	1,893	1,630
BioCryst Pharmaceuticals Inc.(a)(b)	47,856	386,198
Biogen Inc.(a)	120,721	36,327,363
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	16,260	601,295

35

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical Inc.(a)	106,381	$9,058,342
BioSpecifics Technologies Corp.(a)	4,514	273,548
BioTime Inc.(a)(b)	36,741	33,545
Bluebird Bio Inc.(a)(b)	33,657	3,338,774
Blueprint Medicines Corp.(a)	25,010	1,348,289
BrainStorm Cell Therapeutics Inc.(a)(b)	10,837	38,471
Caladrius Biosciences Inc.(a)(b)	4,451	15,846
Calithera Biosciences Inc.(a)	5,977	23,968
Cancer Genetics Inc.(a)(b)	6,167	1,492
Capricor Therapeutics Inc.(a)(b)	5,209	2,136
Cara Therapeutics Inc.(a)	28,459	369,967
CareDx Inc.(a)(b)	22,163	557,178
CASI Pharmaceuticals Inc.(a)(b)	15,991	64,284
Catabasis Pharmaceutical Inc.(a)	461	2,014
Catalyst Biosciences Inc.(a)(b)	45	355
Catalyst Pharmaceuticals Inc.(a)(b)	128,545	246,806
Celgene Corp.(a)	423,298	27,129,169
Celldex Therapeutics Inc.(a)(b)	59,112	11,698
Cellectar Biosciences Inc.(a)	59	91
Cellular Biomedicine Group Inc.(a)(b)	5,210	92,009
CEL-SCI Corp.(a)(b)	3,821	10,966
Celsion Corp.(a)(b)	461	650
ChemoCentryx Inc.(a)(b)	11,431	124,712
Chimerix Inc.(a)	43,951	112,954
Cidara Therapeutics Inc.(a)	4,529	10,643
Cleveland BioLabs Inc.(a)(b)	741	748
Clovis Oncology Inc.(a)(b)	36,197	650,098
Coherus Biosciences Inc.(a)(b)	32,340	292,677
Conatus Pharmaceuticals Inc.(a)(b)	9,906	17,137
Concert Pharmaceuticals Inc.(a)(b)	9,949	124,860
Corbus Pharmaceuticals Holdings Inc.(a)(b)	20,594	120,269
Corvus Pharmaceuticals Inc.(a)(b)	901	3,307
CTI BioPharma Corp.(a)	10,922	8,012
Curis Inc.(a)(b)	12,415	8,564
Cyclacel Pharmaceuticals Inc.(a)(b)	796	482
Cytokinetics Inc.(a)	26,960	170,387
CytomX Therapeutics Inc.(a)(b)	43,854	662,195
Cytori Therapeutics Inc.(a)(b)	472	137
CytRx Corp.(a)	5,412	2,429
Deciphera Pharmaceuticals Inc.(a)(b)	15,548	326,353
Denali Therapeutics Inc.(a)(b)	46,307	956,703
Dicerna Pharmaceuticals Inc.(a)	33,016	352,941
Dynavax Technologies Corp.(a)(b)	31,615	289,277
Eagle Pharmaceuticals Inc./DE(a)(b)	4,690	188,960
Edge Therapeutics Inc.(a)(b)	5,154	1,654
Editas Medicine Inc.(a)	28,727	653,539
Eiger BioPharmaceuticals Inc.(a)	248	2,520
Emergent BioSolutions Inc.(a)	25,382	1,504,645
Enanta Pharmaceuticals Inc.(a)	12,234	866,534
Epizyme Inc.(a)	64,079	394,727
Esperion Therapeutics Inc.(a)(b)	14,537	668,702
Exact Sciences Corp.(a)	73,580	4,642,898
Exelixis Inc.(a)	173,841	3,419,452
Fate Therapeutics Inc.(a)	41,712	535,165
Fibrocell Science Inc.(a)	555	833
FibroGen Inc.(a)(b)	44,605	2,064,319
Five Prime Therapeutics Inc.(a)(b)	15,828	147,200
Flexion Therapeutics Inc.(a)(b)	17,911	202,753
Fortress Biotech Inc.(a)(b)	59,282	50,983
G1 Therapeutics Inc.(a)	13,866	265,534

Security	Shares	Value

Biotechnology (continued)
Galectin Therapeutics Inc.(a)(b)	16,876	$57,885
Genocea Biosciences Inc.(a)	10,956	3,142
Genomic Health Inc.(a)	10,597	682,553
GenVec Inc.(a)(c)	437	—
Geron Corp.(a)(b)	91,150	91,150
Gilead Sciences Inc.	775,212	48,489,511
Global Blood Therapeutics Inc.(a)(b)	33,095	1,358,550
GlycoMimetics Inc.(a)(b)	24,859	235,415
GTx Inc.(a)(b)	4,205	3,280
Halozyme Therapeutics Inc.(a)	107,483	1,572,476
Heat Biologics Inc.(a)(b)	407	399
Hemispherx Biopharma Inc.(a)(b)	15,679	2,838
Heron Therapeutics Inc.(a)(b)	50,205	1,302,318
Histogenics Corp.(a)(b)	5,414	479
iBio Inc.(a)(b)	4,899	3,691
Idera Pharmaceuticals Inc.(a)	7,018	19,440
Immucell Corp.(a)	736	5,020
Immune Design Corp.(a)	5,164	6,713
ImmunoGen Inc.(a)	95,855	460,104
Immunomedics Inc.(a)(b)	104,123	1,485,835
Incyte Corp.(a)	106,550	6,775,514
Infinity Pharmaceuticals Inc.(a)(b)	26,207	30,924
Inovio Pharmaceuticals Inc.(a)(b)	37,936	151,744
Insmed Inc.(a)(b)	43,450	570,064
Insys Therapeutics Inc.(a)(b)	26,296	92,036
Intellia Therapeutics Inc.(a)(b)	29,018	396,096
Intercept Pharmaceuticals Inc.(a)	14,597	1,471,232
Intrexon Corp.(a)(b)	63,330	414,178
Invitae Corp.(a)	57,712	638,295
Ionis Pharmaceuticals Inc.(a)(b)	85,550	4,624,833
Iovance Biotherapeutics Inc.(a)(b)	81,292	719,434
Ironwood Pharmaceuticals Inc.(a)(b)	92,510	958,404
IsoRay Inc.(a)(b)	36,969	11,091
KalVista Pharmaceuticals Inc.(a)(b)	5,199	102,680
Karyopharm Therapeutics Inc.(a)(b)	43,778	410,200
Kindred Biosciences Inc.(a)	9,922	108,646
Kura Oncology Inc.(a)(b)	18,318	257,185
La Jolla Pharmaceutical Co.(a)(b)	17,450	164,553
Lexicon Pharmaceuticals Inc.(a)(b)	81,429	540,689
Ligand Pharmaceuticals Inc.(a)(b)	12,455	1,690,143
Loxo Oncology Inc.(a)(b)	16,606	2,326,002
MacroGenics Inc.(a)(b)	16,622	211,099
Madrigal Pharmaceuticals Inc.(a)(b)	4,890	551,201
MannKind Corp.(a)(b)	219,769	232,955
MediciNova Inc.(a)(b)	15,938	130,213
MEI Pharma Inc.(a)(b)	16,166	42,678
Merrimack Pharmaceuticals Inc.(a)	6,221	24,013
Millendo Therapeutics Inc.(a)(b)	1,337	10,629
Minerva Neurosciences Inc.(a)(b)	10,054	67,764
Miragen Therapeutics Inc.(a)(b)	119	361
Mirati Therapeutics Inc.(a)(b)	20,327	862,271
Molecular Templates Inc.(a)(b)	4,052	16,370
Momenta Pharmaceuticals Inc.(a)	59,491	656,781
Myriad Genetics Inc.(a)(b)	49,035	1,425,447
NanoViricides Inc.(a)(b)	26,092	5,218
NantKwest Inc.(a)(b)	16,677	19,345
Natera Inc.(a)(b)	22,325	311,657
Navidea Biopharmaceuticals Inc.(a)(b)	80,886	8,307
Neuralstem Inc.(a)(b)	1,940	611
Neurocrine Biosciences Inc.(a)	53,076	3,790,157

36

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
NewLink Genetics Corp.(a)(b)	15,300	$23,256
Novavax Inc.(a)(b)	226,468	416,701
Ohr Pharmaceutical Inc.(a)	15,458	1,329
Oncocyte Corp.(a)(b)	693	956
OncoMed Pharmaceuticals Inc.(a)	6,123	4,576
Oncosec Medical Inc.(a)(b)	10,654	6,819
OpGen Inc.(a)	25	33
Ophthotech Corp.(a)	16,383	19,660
OPKO Health Inc.(a)(b)	271,384	816,866
Oragenics Inc.(a)(b)	854	733
Organovo Holdings Inc.(a)(b)	49,071	46,966
Palatin Technologies Inc.(a)(b)	32,947	23,340
Pfenex Inc.(a)	10,124	32,296
Phio Pharmaceuticals Corp.(a)	403	133
PolarityTE Inc.(a)(b)	12,647	170,608
Portola Pharmaceuticals Inc.(a)(b)	36,934	720,952
Progenics Pharmaceuticals Inc.(a)	42,139	176,984
Proteon Therapeutics Inc.(a)	4,758	10,801
Proteostasis Therapeutics Inc.(a)	4,535	14,693
Prothena Corp. PLC(a)(b)	20,972	216,012
PTC Therapeutics Inc.(a)(b)	30,330	1,040,926
Puma Biotechnology Inc.(a)(b)	21,068	428,734
Radius Health Inc.(a)(b)	33,501	552,431
Recro Pharma Inc.(a)(b)	884	6,276
Regeneron Pharmaceuticals Inc.(a)	46,668	17,430,498
REGENXBIO Inc.(a)	19,687	825,870
Regulus Therapeutics Inc.(a)(b)	1,182	1,100
Repligen Corp.(a)	28,250	1,489,905
Retrophin Inc.(a)	35,340	799,744
Rexahn Pharmaceuticals Inc.(a)(b)	11,696	10,877
Rigel Pharmaceuticals Inc.(a)(b)	80,398	184,915
Riot Blockchain Inc.(a)(b)	5,050	7,626
Rocket Pharmaceuticals Inc.(a)(b)	26,605	394,286
Sage Therapeutics Inc.(a)(b)	27,966	2,678,863
Sangamo Therapeutics Inc.(a)(b)	64,221	737,257
Sarepta Therapeutics Inc.(a)(b)	40,884	4,461,671
Savara Inc.(a)	873	6,609
Seattle Genetics Inc.(a)	65,021	3,684,090
SELLAS Life Sciences Group Inc.(a)(b)	133	164
Seres Therapeutics Inc.(a)(b)	25,938	117,240
Sesen Bio Inc.(a)	5,290	7,512
Soleno Therapeutics Inc.(a)(b)	600	1,026
Solid Biosciences Inc.(a)(b)	10,337	277,032
Sorrento Therapeutics Inc.(a)(b)	38,028	91,267
Spark Therapeutics Inc.(a)(b)	22,146	866,794
Spectrum Pharmaceuticals Inc.(a)(b)	64,945	568,269
Stemline Therapeutics Inc.(a)(b)	44,002	418,019
Sunesis Pharmaceuticals Inc.(a)	5,976	2,484
Syndax Pharmaceuticals Inc.(a)(b)	849	3,778
Synlogic Inc.(a)	458	3,211
Synthetic Biologics Inc.(a)	1,090	610
T2 Biosystems Inc.(a)	10,061	30,284
Tenax Therapeutics Inc.(a)	627	759
TESARO Inc.(a)(b)	25,114	1,864,714
TG Therapeutics Inc.(a)(b)	32,942	135,062
Tonix Pharmaceuticals Holding Corp.(a)(b)	58	128
Tracon Pharmaceuticals Inc.(a)(b)	4,713	2,969
Trevena Inc.(a)(b)	16,869	7,254
Trovagene Inc.(a)(b)	1,130	594
Ultragenyx Pharmaceutical Inc.(a)(b)	28,259	1,228,701

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	26,236	$2,857,100
Vanda Pharmaceuticals Inc.(a)(b)	38,515	1,006,397
Vaxart Inc.(a)	1,830	3,386
Veracyte Inc.(a)	9,958	125,272
Verastem Inc.(a)(b)	44,911	150,901
Vericel Corp.(a)(b)	35,423	616,360
Vertex Pharmaceuticals Inc.(a)	153,887	25,500,615
Vical Inc.(a)	5,570	6,573
Viking Therapeutics Inc.(a)(b)	48,486	370,918
Vital Therapies Inc.(a)(b)	11,610	2,163
Voyager Therapeutics Inc.(a)(b)	9,948	93,511
vTv Therapeutics Inc., Class A(a)(b)	5,099	13,512
XBiotech Inc.(a)	840	4,267
Xencor Inc.(a)	33,349	1,205,900
XOMA Corp.(a)(b)	4,929	62,352
Yield10 Bioscience Inc.(a)(b)	315	261
Zafgen Inc.(a)	10,846	53,688
ZIOPHARM Oncology Inc.(a)(b)	75,188	140,602

		454,841,481

Building Products — 0.4%
AAON Inc.	22,184	777,771
Advanced Drainage Systems Inc.	21,178	513,567
Allegion PLC	54,292	4,327,615
Alpha Pro Tech Ltd.(a)(b)	9,979	37,022
American Woodmark Corp.(a)	9,885	550,397
AO Smith Corp.	86,146	3,678,434
Apogee Enterprises Inc.	16,246	484,943
Armstrong Flooring Inc.(a)	15,291	181,046
Armstrong World Industries Inc.	27,287	1,588,376
Builders FirstSource Inc.(a)	64,214	700,575
Continental Building Products Inc.(a)	22,321	568,070
Continental Materials Corp.(a)	77	833
CSW Industrials Inc.(a)	9,952	481,179
Fortune Brands Home & Security Inc.	90,563	3,440,488
Gibraltar Industries Inc.(a)(b)	16,680	593,641
Griffon Corp.	21,567	225,375
Insteel Industries Inc.	16,565	402,198
JELD-WEN Holding Inc.(a)(b)	38,825	551,703
Jewett-Cameron Trading Co. Ltd.(a)	566	4,024
Johnson Controls International PLC	553,360	16,407,124
Lennox International Inc.	21,834	4,778,589
Masco Corp.	193,391	5,654,753
Masonite International Corp.(a)	16,322	731,715
NCI Building Systems Inc.(a)	21,359	154,853
Owens Corning	65,289	2,871,410
Patrick Industries Inc.(a)	14,865	440,153
PGT Innovations Inc.(a)	44,519	705,626
Quanex Building Products Corp.	20,751	282,006
Resideo Technologies Inc.(a)	72,999	1,500,130
Simpson Manufacturing Co. Inc.	22,245	1,204,122
Tecogen Inc.(a)(b)	5,342	19,392
Trex Co. Inc.(a)	32,926	1,954,487
Universal Forest Products Inc.	30,825	800,217
USG Corp.	53,861	2,297,710

		58,909,544

Capital Markets — 2.7%
Affiliated Managers Group Inc.	32,938	3,209,479
Ameriprise Financial Inc.	83,325	8,696,630
Artisan Partners Asset Management Inc., Class A	21,884	483,855

37

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ashford Inc.(a)	153	$7,941
Associated Capital Group Inc., Class A	1,422	50,097
B. Riley Financial Inc.	652	9,258
Bank of New York Mellon Corp. (The)	552,318	25,997,608
BGC Partners Inc., Class A	166,101	858,742
BlackRock Inc.(d)	73,705	28,952,798
Blucora Inc.(a)(b)	31,219	831,674
Cboe Global Markets Inc.	68,159	6,667,995
Charles Schwab Corp. (The)	722,384	30,000,608
CME Group Inc.	211,405	39,769,509
Cohen & Co. Inc.	735	6,196
Cohen & Steers Inc.	16,895	579,836
Cowen Inc.(a)(b)	15,508	206,877
Diamond Hill Investment Group Inc.	627	93,705
Donnelley Financial Solutions Inc.(a)	15,760	221,113
E*TRADE Financial Corp.	161,387	7,081,662
Eaton Vance Corp., NVS	65,038	2,288,037
Evercore Inc., Class A	22,097	1,581,261
FactSet Research Systems Inc.	24,585	4,920,196
Federated Investors Inc., Class B	54,489	1,446,683
Focus Financial Partners Inc., Class A(a)	8,714	229,440
Franklin Resources Inc.	193,358	5,734,998
GAIN Capital Holdings Inc.	15,421	94,993
GAMCO Investors Inc., Class A	4,357	73,590
Goldman Sachs Group Inc. (The)	209,491	34,995,472
Great Elm Capital Group Inc.(a)	5,167	17,464
Greenhill & Co. Inc.	16,294	397,574
Houlihan Lokey Inc.	15,077	554,834
Interactive Brokers Group Inc., Class A(b)	40,901	2,235,240
Intercontinental Exchange Inc.	347,666	26,189,680
INTL. FCStone Inc.(a)	10,034	367,044
Invesco Ltd.	241,728	4,046,527
Investment Technology Group Inc.	17,183	519,614
Janus Henderson Group PLC	106,017	2,196,672
KKR & Co. Inc., Class A, NVS	314,308	6,169,866
Ladenburg Thalmann Financial Services Inc.	63,653	148,311
Lazard Ltd., Class A	75,719	2,794,788
Legg Mason Inc.	57,845	1,475,626
LPL Financial Holdings Inc.	53,243	3,252,082
Manning & Napier Inc.	10,053	17,693
MarketAxess Holdings Inc.	21,998	4,648,397
Medley Management Inc., Class A(b)	4,756	18,358
Moelis & Co., Class A	32,964	1,133,302
Moody’s Corp.	101,533	14,218,681
Morgan Stanley	796,443	31,578,965
Morningstar Inc.	10,777	1,183,746
MSCI Inc.	53,634	7,907,261
Nasdaq Inc.	68,074	5,552,796
Northern Trust Corp.	128,703	10,758,284
Oppenheimer Holdings Inc., Class A, NVS	5,490	140,270
Piper Jaffray Companies	9,999	658,334
PJT Partners Inc., Class A	10,459	405,391
Pzena Investment Management Inc., Class A	9,996	86,465
Raymond James Financial Inc.	74,673	5,556,418
S&P Global Inc.	150,177	25,521,079
Safeguard Scientifics Inc.(a)(b)	8,780	75,684
SEI Investments Co.	80,001	3,696,046
Silvercrest Asset Management Group Inc., Class A	4,783	63,279
State Street Corp.	222,999	14,064,547
Stifel Financial Corp.	38,024	1,574,954

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group Inc.	144,886	$13,375,876
TD Ameritrade Holding Corp.	160,501	7,858,129
TheStreet Inc.(a)	21,529	43,704
U.S. Global Investors Inc., Class A, NVS(b)	11,033	12,136
Value Line Inc.	194	5,046
Virtu Financial Inc., Class A	38,358	988,102
Virtus Investment Partners Inc.	4,706	373,798
Waddell & Reed Financial Inc., Class A	69,993	1,265,473
Westwood Holdings Group Inc.	5,128	174,352
WisdomTree Investments Inc.	65,188	433,500

		408,845,641

Chemicals — 2.1%
A Schulman Inc.(c)	14,275	27,265
AdvanSix Inc.(a)	16,730	407,208
AgroFresh Solutions Inc.(a)(b)	15,535	58,878
Air Products & Chemicals Inc.	132,548	21,214,307
Albemarle Corp.	64,677	4,984,656
American Vanguard Corp.	15,506	235,536
Amyris Inc.(a)	13,247	44,245
Ashland Global Holdings Inc.	36,756	2,608,206
Axalta Coating Systems Ltd.(a)	140,030	3,279,503
Balchem Corp.	20,972	1,643,156
Cabot Corp.	37,132	1,594,448
Celanese Corp.	81,638	7,344,971
CF Industries Holdings Inc.	138,762	6,037,535
Chase Corp.	5,069	507,153
Chemours Co. (The)	107,356	3,029,586
Core Molding Technologies Inc.	5,074	36,076
DowDuPont Inc.	1,378,875	73,742,235
Eastman Chemical Co.	86,018	6,288,776
Ecolab Inc.	153,128	22,563,411
Ferro Corp.(a)	48,687	763,412
Flotek Industries Inc.(a)(b)	31,600	34,444
FMC Corp.	79,936	5,912,067
FutureFuel Corp.	11,617	184,246
GCP Applied Technologies Inc.(a)	42,493	1,043,203
Hawkins Inc.	5,405	221,335
HB Fuller Co.	27,627	1,178,844
Huntsman Corp.	113,695	2,193,177
Ikonics Corp.(a)	237	1,974
Ingevity Corp.(a)	26,154	2,188,828
Innophos Holdings Inc.	10,808	265,120
Innospec Inc.	15,293	944,496
International Flavors & Fragrances Inc.	60,176	8,079,832
Intrepid Potash Inc.(a)	64,053	166,538
Koppers Holdings Inc.(a)	10,985	187,184
Kraton Corp.(a)	16,839	367,764
Kronos Worldwide Inc.	11,375	131,040
Linde PLC	328,121	51,200,001
LSB Industries Inc.(a)(b)	10,862	59,958
LyondellBasell Industries NV, Class A	185,159	15,397,822
MagneGas Applied Technology Solutions Inc.(a)	68	17
Marrone Bio Innovations Inc.(a)(b)	11,413	16,777
Minerals Technologies Inc.	21,098	1,083,171
Mosaic Co. (The)	212,992	6,221,496
NewMarket Corp.	5,495	2,264,435
Northern Technologies International Corp.	791	23,406
Olin Corp.	96,614	1,942,908
OMNOVA Solutions Inc.(a)	26,777	196,275
Platform Specialty Products Corp.(a)	117,900	1,217,907

38

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PolyOne Corp.	48,602	$1,390,017
PPG Industries Inc.	144,951	14,818,341
Quaker Chemical Corp.	8,965	1,593,170
Rayonier Advanced Materials Inc.	26,043	277,358
RPM International Inc.	75,905	4,461,696
Scotts Miracle-Gro Co. (The)	26,674	1,639,384
Sensient Technologies Corp.	26,633	1,487,453
Sherwin-Williams Co. (The)	49,224	19,367,675
Stepan Co.	10,678	790,172
Trecora Resources(a)(b)	10,852	84,646
Tredegar Corp.	15,440	244,878
Trinseo SA	26,521	1,214,131
Tronox Ltd., Class A	52,507	408,504
Valvoline Inc.	113,724	2,200,559
Venator Materials PLC(a)(b)	35,762	149,843
Westlake Chemical Corp.	22,050	1,459,049
WR Grace & Co.	42,235	2,741,474

		313,463,178

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	58,929	1,892,210
ACCO Brands Corp.	59,872	405,932
Acme United Corp.	740	10,545
ADT Inc.	63,799	383,432
Advanced Disposal Services Inc.(a)	34,618	828,755
AMREP Corp.(a)(b)	692	4,117
Aqua Metals Inc.(a)	5,273	9,597
ARC Document Solutions Inc.(a)	21,792	44,674
Brady Corp., Class A, NVS	26,891	1,168,683
Brink’s Co. (The)	27,524	1,779,427
Casella Waste Systems Inc., Class A(a)	21,501	612,563
CECO Environmental Corp.(a)	15,911	107,399
Cemtrex Inc.(a)	5,417	3,110
Cintas Corp.	54,755	9,198,292
Clean Harbors Inc.(a)	31,640	1,561,434
Command Security Corp.(a)(b)	5,097	14,323
CompX International Inc.	257	3,498
Copart Inc.(a)	123,972	5,923,382
Covanta Holding Corp.	75,459	1,012,660
Deluxe Corp.	27,397	1,053,141
Document Security Systems Inc.(a)(b)	15,296	11,206
Ecology and Environment Inc., Class A	220	2,495
Ennis Inc.	15,529	298,933
Essendant Inc.	41,521	522,334
Fuel Tech Inc.(a)	10,680	12,709
Healthcare Services Group Inc.	42,598	1,711,588
Heritage-Crystal Clean Inc.(a)	10,085	232,056
Herman Miller Inc.	32,990	997,947
HNI Corp.	26,489	938,505
Hudson Technologies Inc.(a)	16,262	14,473
Industrial Services of America Inc.(a)	5,472	6,129
Interface Inc.	37,440	533,520
Intersections Inc.(a)	6,046	22,310
KAR Auction Services Inc.	80,127	3,823,660
Kimball International Inc., Class B, NVS	44	624
Knoll Inc.	22,160	365,197
LSC Communications Inc.	15,760	110,320
Matthews International Corp., Class A	17,029	691,718
McGrath RentCorp	11,378	585,739
Mobile Mini Inc.	26,631	845,534
MSA Safety Inc.	16,888	1,592,032

Security	Shares	Value

Commercial Services & Supplies (continued)
Multi-Color Corp.(b)	9,929	$348,409
NL Industries Inc.(a)	5,451	19,133
Odyssey Marine Exploration Inc.(a)(b)	4,735	15,768
Performant Financial Corp.(a)(b)	21,653	48,719
Perma-Fix Environmental Services(a)	6,102	14,340
PICO Holdings Inc.(a)	9,740	89,024
Pitney Bowes Inc.	108,323	640,189
Quad/Graphics Inc.	15,299	188,484
Quest Resource Holding Corp.(a)	5,577	7,585
Republic Services Inc.	138,844	10,009,264
Rollins Inc.	81,135	2,928,973
RR Donnelley & Sons Co.	48,422	191,751
SP Plus Corp.(a)	10,653	314,690
Steelcase Inc., Class A	52,945	785,174
Stericycle Inc.(a)(b)	57,617	2,113,968
Team Inc.(a)(b)	16,376	239,908
Tetra Tech Inc.	32,881	1,702,249
U.S. Ecology Inc.	11,439	720,428
UniFirst Corp./MA	10,085	1,442,861
Viad Corp.	10,928	547,383
Virco Manufacturing Corp.	5,137	22,038
VSE Corp.	5,158	154,276
Waste Management Inc.	239,611	21,322,983
Wilhelmina International Inc.(a)(b)	303	1,770

		83,205,570

Communications Equipment — 1.1%
Acacia Communications Inc.(a)(b)	18,505	703,190
ADTRAN Inc.	27,509	295,447
Aerohive Networks Inc.(a)	15,487	50,488
Applied Optoelectronics Inc.(a)(b)	10,023	154,655
Arista Networks Inc.(a)	30,119	6,346,073
ARRIS International PLC(a)	106,414	3,253,076
Aviat Networks Inc.(a)	4,731	62,686
BK Technologies Inc.	9,843	36,911
Black Box Corp.(a)	9,779	10,561
CalAmp Corp.(a)(b)	37,966	493,938
Calix Inc.(a)	26,628	259,623
Casa Systems Inc.(a)	30,805	404,470
Ciena Corp.(a)(b)	75,383	2,556,237
Cisco Systems Inc.	2,696,274	116,829,552
Clearfield Inc.(a)(b)	5,988	59,401
ClearOne Inc.	8,515	10,644
CommScope Holding Co. Inc.(a)	118,431	1,941,084
Communications Systems Inc.	4,752	9,647
Comtech Telecommunications Corp.	21,711	528,446
DASAN Zhone Solutions Inc.(a)	4,220	58,700
Digi International Inc.(a)	15,515	156,546
EchoStar Corp., Class A(a)	26,844	985,712
EMCORE Corp.(a)(b)	4,794	20,135
Extreme Networks Inc.(a)	56,365	343,826
F5 Networks Inc.(a)	36,106	5,850,255
Finisar Corp.(a)	63,950	1,381,320
Harmonic Inc.(a)(b)	49,169	232,078
Infinera Corp.(a)	81,391	324,750
Inseego Corp.(a)	17,030	70,674
InterDigital Inc.	20,971	1,393,103
Juniper Networks Inc.	219,301	5,901,390
KVH Industries Inc.(a)	9,982	102,715
Lantronix Inc.(a)	5,263	15,473
Lumentum Holdings Inc.(a)	42,672	1,792,651

39

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	96,839	$11,140,359
NETGEAR Inc.(a)	20,616	1,072,650
NetScout Systems Inc.(a)(b)	54,098	1,278,336
Network-1 Technologies Inc.	6,222	13,875
Optical Cable Corp.(a)	5,228	19,919
PC-Tel Inc.	10,658	45,723
Plantronics Inc.	20,690	684,839
Resonant Inc.(a)	4,727	6,287
Ribbon Communications Inc.(a)	27,618	133,119
TESSCO Technologies Inc.	4,663	55,956
Ubiquiti Networks Inc.(b)	12,876	1,280,003
ViaSat Inc.(a)(b)	31,777	1,873,254
Viavi Solutions Inc.(a)	135,311	1,359,875
Westell Technologies Inc., Class A(a)	6,164	11,650
xG Technology Inc.(a)	195	61

		171,611,363

Construction & Engineering — 0.2%
AECOM(a)	90,484	2,397,826
Aegion Corp.(a)	21,326	348,040
Ameresco Inc., Class A(a)(b)	10,892	153,577
Arcosa Inc.(a)	28,611	792,239
Argan Inc.	6,074	229,840
Comfort Systems USA Inc.	21,067	920,206
Dycom Industries Inc.(a)	20,641	1,115,440
EMCOR Group Inc.	36,934	2,204,590
Fluor Corp.	81,153	2,613,127
Goldfield Corp. (The)(a)(b)	16,246	36,716
Granite Construction Inc.	25,486	1,026,576
Great Lakes Dredge & Dock Corp.(a)(b)	32,554	215,507
HC2 Holdings Inc.(a)(b)	15,976	42,177
IES Holdings Inc.(a)	5,275	82,026
Jacobs Engineering Group Inc.	70,095	4,097,754
KBR Inc.	81,338	1,234,711
MasTec Inc.(a)(b)	37,928	1,538,360
MYR Group Inc.(a)	11,027	310,631
Northwest Pipe Co.(a)(b)	5,447	126,861
NV5 Global Inc.(a)(b)	4,977	301,357
Orion Group Holdings Inc.(a)	16,137	69,228
Primoris Services Corp.	21,675	414,643
Quanta Services Inc.	86,688	2,609,309
Sterling Construction Co. Inc.(a)	10,606	115,499
Tutor Perini Corp.(a)(b)	22,191	354,390
Valmont Industries Inc.	15,836	1,757,004
Willscot Corp.(a)(b)	22,313	210,188

		25,317,822

Construction Materials — 0.1%
Eagle Materials Inc.	27,269	1,664,227
Martin Marietta Materials Inc.	37,366	6,422,094
Summit Materials Inc., Class A(a)(b)	96,494	1,196,526
Tecnoglass Inc.	605	4,882
U.S. Concrete Inc.(a)(b)	9,902	349,343
U.S. Lime & Minerals Inc.	502	35,642
Vulcan Materials Co.	79,862	7,890,366

		17,563,080

Consumer Finance — 0.7%
Ally Financial Inc.	269,789	6,113,419
American Express Co.	421,747	40,200,924
Asta Funding Inc.	5,299	22,574
Atlanticus Holdings Corp.(a)(b)	4,535	16,507

Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	287,645	$21,743,086
Consumer Portfolio Services Inc.(a)	10,949	32,957
Credit Acceptance Corp.(a)	6,892	2,631,090
Discover Financial Services	207,293	12,226,141
Encore Capital Group Inc.(a)(b)	11,550	271,425
Enova International Inc.(a)	16,295	317,101
EZCORP Inc., Class A, NVS(a)(b)	31,720	245,196
FirstCash Inc.	25,966	1,878,640
Green Dot Corp., Class A(a)	23,299	1,852,736
LendingClub Corp.(a)(b)	246,672	648,747
Navient Corp.	161,152	1,419,749
Nelnet Inc., Class A	14,733	771,125
Nicholas Financial Inc.(a)(b)	5,978	62,171
OneMain Holdings Inc.(a)(b)	36,570	888,285
PRA Group Inc.(a)(b)	27,041	658,989
Regional Management Corp.(a)	5,607	134,848
Santander Consumer USA Holdings Inc	63,572	1,118,231
SLM Corp.(a)	256,877	2,134,648
Synchrony Financial	411,188	9,646,471
World Acceptance Corp.(a)	5,253	537,172

		105,572,232

Containers & Packaging — 0.4%
AptarGroup Inc.	37,255	3,504,578
Avery Dennison Corp.	53,101	4,770,063
Ball Corp.	208,983	9,609,038
Bemis Co. Inc.	54,031	2,480,023
Berry Global Group Inc.(a)	79,561	3,781,534
Crown Holdings Inc.(a)(b)	80,402	3,342,311
Graphic Packaging Holding Co.	187,762	1,997,788
Greif Inc., Class A, NVS	15,837	587,711
Greif Inc., Class B	5,290	234,876
International Paper Co.	242,376	9,782,295
Myers Industries Inc.	11,556	174,611
Owens-Illinois Inc.(a)	96,817	1,669,125
Packaging Corp. of America	54,076	4,513,183
Sealed Air Corp.	94,709	3,299,662
Silgan Holdings Inc.	44,314	1,046,697
Sonoco Products Co.	58,810	3,124,575
UFP Technologies Inc.(a)(b)	4,711	141,518
Westrock Co.	150,147	5,669,551

		59,729,139

Distributors — 0.1%
AMCON Distributing Co.	53	5,287
Core-Mark Holding Co. Inc.	26,758	622,124
Educational Development Corp.	1,390	11,857
Genuine Parts Co.	85,660	8,225,073
LKQ Corp.(a)	188,191	4,465,772
Pool Corp.	25,755	3,828,481
Weyco Group Inc.	4,685	136,661

		17,295,255

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)(b)	32,350	1,530,802
American Public Education Inc.(a)	10,447	297,322
Ascent Capital Group Inc., Class A(a)(b)	6,000	2,340
Bridgepoint Education Inc.(a)	10,645	74,621
Bright Horizons Family Solutions Inc.(a)	35,434	3,949,119
Career Education Corp.(a)	37,910	432,932
Carriage Services Inc.	10,488	162,564
Chegg Inc.(a)(b)	57,192	1,625,397

40

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Collectors Universe Inc.	5,130	$58,277
frontdoor Inc.(a)	39,604	1,053,862
Graham Holdings Co., Class B	3,253	2,083,807
Grand Canyon Education Inc.(a)	26,897	2,585,878
H&R Block Inc.	124,226	3,151,614
Houghton Mifflin Harcourt Co.(a)	59,704	528,977
K12 Inc.(a)	16,946	420,091
Laureate Education Inc., Class A(a)	36,517	556,519
Lincoln Educational Services Corp.(a)	15,858	50,746
National American University Holdings Inc.(a)(b)	5,290	952
Regis Corp.(a)	21,598	366,086
Service Corp. International/U.S.	117,665	4,737,193
ServiceMaster Global Holdings Inc.(a)	79,781	2,931,154
Sotheby’s(a)(b)	27,959	1,111,091
Strategic Education Inc.	10,765	1,220,966
Universal Technical Institute Inc.(a)	11,045	40,314
Weight Watchers International Inc.(a)	21,976	847,175
XpresSpa Group Inc.(a)	6,276	979

		29,820,778

Diversified Financial Services — 1.6%
A-Mark Precious Metals Inc.	684	8,064
AXA Equitable Holdings Inc.(b)	80,560	1,339,713
Berkshire Hathaway Inc., Class B(a)	1,165,494	237,970,565
Cannae Holdings Inc.(a)(b)	38,794	664,153
FGL Holdings(a)	70,578	470,050
GWG Holdings Inc.	186	1,564
Jefferies Financial Group Inc.	170,385	2,957,884
LM Funding America Inc.(a)(b)	426	503
Marlin Business Services Corp.	5,394	120,448
On Deck Capital Inc.(a)	21,480	126,732
Voya Financial Inc.	102,723	4,123,301

		247,782,977

Diversified Telecommunication Services — 1.8%
Alaska Communications Systems Group Inc.(a)	32,084	46,201
AT&T Inc.	4,343,678	123,968,570
ATN International Inc.	10,270	734,613
CenturyLink Inc.	570,234	8,639,045
Cincinnati Bell Inc.(a)(b)	23,963	186,432
Cogent Communications Holdings Inc.	31,228	1,411,818
Consolidated Communications Holdings Inc.	43,548	430,254
Frontier Communications Corp.(b)	63,924	152,139
Globalstar Inc.(a)(b)	842,227	538,773
Glowpoint Inc.(a)(b)	10,035	1,264
IDT Corp., Class B	30	186
Iridium Communications Inc.(a)(b)	47,645	879,050
One Horizon Group Inc.(a)	984	89
Ooma Inc.(a)(b)	4,480	62,182
ORBCOMM Inc.(a)(b)	74,318	613,867
Otelco Inc., Class A(a)	811	13,114
Pareteum Corp.(a)(b)	1,563	2,642
pdvWireless Inc.(a)(b)	5,602	209,459
Verizon Communications Inc.	2,470,967	138,917,765
Vonage Holdings Corp.(a)	129,228	1,128,160
Windstream Holdings Inc.(a)(b)	27,369	57,201
Zayo Group Holdings Inc.(a)	120,199	2,745,345

		280,738,169

Electric Utilities — 1.9%
ALLETE Inc.	34,171	2,604,514
Alliant Energy Corp.	129,862	5,486,669

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co. Inc.	289,611	$21,645,526
Avangrid Inc.	31,338	1,569,720
Duke Energy Corp.	424,924	36,670,941
Edison International	199,110	11,303,475
El Paso Electric Co.	31,316	1,569,871
Entergy Corp.	108,351	9,325,770
Evergy Inc.	162,023	9,198,046
Eversource Energy	188,391	12,252,951
Exelon Corp.	566,020	25,527,502
FirstEnergy Corp.	285,062	10,704,078
Genie Energy Ltd., Class B	10,590	63,858
Hawaiian Electric Industries Inc.	63,798	2,336,283
IDACORP Inc.	30,449	2,833,584
MGE Energy Inc.	27,601	1,654,956
NextEra Energy Inc.	286,212	49,749,370
OGE Energy Corp.	128,530	5,037,091
Otter Tail Corp.	27,709	1,375,475
PG&E Corp.(a)	319,733	7,593,659
Pinnacle West Capital Corp.	64,491	5,494,633
PNM Resources Inc.	47,712	1,960,486
Portland General Electric Co.	53,005	2,430,279
PPL Corp.	429,150	12,157,819
Southern Co. (The)	614,803	27,002,148
Spark Energy Inc., Class A(b)	9,704	72,101
Xcel Energy Inc.	301,327	14,846,381

		282,467,186

Electrical Equipment — 0.5%
Acuity Brands Inc.	25,024	2,876,509
Allied Motion Technologies Inc.	4,702	210,132
American Electric Technologies Inc.(a)(b)	5,412	4,648
American Superconductor Corp.(a)	6,059	67,558
AMETEK Inc.	140,043	9,480,911
Atkore International Group Inc.(a)(b)	16,645	330,237
AZZ Inc.	15,757	635,953
Babcock & Wilcox Enterprises Inc.(a)	117,631	45,923
Broadwind Energy Inc.(a)	10,608	13,790
Capstone Turbine Corp.(a)	10,513	6,294
Eaton Corp. PLC	249,830	17,153,328
Emerson Electric Co.	376,021	22,467,255
Encore Wire Corp.	11,314	567,737
Energous Corp.(a)(b)	14,325	82,942
Energy Focus Inc.(a)	5,278	3,266
EnerSys	26,247	2,037,030
Enphase Energy Inc.(a)(b)	46,654	220,673
Ensync Inc.(a)(b)	33,047	5,975
Espey Manufacturing & Electronics Corp.	612	15,251
FuelCell Energy Inc.(a)(b)	16,739	9,215
Generac Holdings Inc.(a)	37,808	1,879,058
GrafTech International Ltd.	27,370	313,113
Hubbell Inc.	31,548	3,133,978
Ideal Power Inc.(a)(b)	5,074	1,245
LSI Industries Inc.	15,432	48,919
nVent Electric PLC	102,998	2,313,335
Ocean Power Technologies Inc.(a)	295	100
Orion Energy Systems Inc.(a)(b)	16,365	9,344
Pioneer Power Solutions Inc.(a)	4,578	24,035
Plug Power Inc.(a)(b)	102,450	127,038
Powell Industries Inc.	5,295	132,428
Preformed Line Products Co.	650	35,262
Real Goods Solar Inc., Class A(a)	3	2

41

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Regal Beloit Corp.	26,661	$1,867,603
Revolution Lighting Technologies Inc.(a)(b)	9,947	3,917
Rockwell Automation Inc.	75,311	11,332,799
Sensata Technologies Holding PLC(a)(b)	97,704	4,381,047
Servotronics Inc.	113	1,124
Sunrun Inc.(a)(b)	56,616	616,548
Sunworks Inc.(a)(b)	10,114	2,650
Thermon Group Holdings Inc.(a)	16,989	344,537
Ultralife Corp.(a)(b)	5,576	37,638
Vicor Corp.(a)	10,157	383,833
Vivint Solar Inc.(a)	10,977	41,822

		83,266,002

Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)	4,557	6,380
Amphenol Corp., Class A	182,510	14,786,960
Anixter International Inc.(a)	16,331	886,937
Applied DNA Sciences Inc.(a)(b)	11,384	4,554
Arrow Electronics Inc.(a)(b)	53,495	3,688,480
Avnet Inc.	67,893	2,450,937
AVX Corp.	26,929	410,667
Badger Meter Inc.	16,301	802,172
Bel Fuse Inc., Class A	246	3,383
Bel Fuse Inc., Class B, NVS	5,355	98,639
Belden Inc.(b)	26,078	1,089,278
Benchmark Electronics Inc.	27,637	585,352
CDW Corp./DE	91,591	7,423,451
ClearSign Combustion Corp.(a)(b)	2,687	2,741
Cognex Corp.	103,412	3,998,942
Coherent Inc.(a)	15,202	1,607,003
Control4 Corp.(a)	10,628	187,053
Corning Inc.	486,729	14,704,083
CPS Technologies Corp.(a)	5,155	6,134
CTS Corp.	17,002	440,182
CUI Global Inc.(a)(b)	11,075	13,622
Daktronics Inc.	21,718	160,713
Data I/O Corp.(a)(b)	5,071	25,355
Digital Ally Inc.(a)(b)	889	2,383
Dolby Laboratories Inc., Class A	33,340	2,061,746
Dynasil Corp. of America(a)	9,893	8,815
Electro Scientific Industries Inc.(a)	16,045	480,708
Electro-Sensors Inc.(a)	222	750
eMagin Corp.(a)	11,567	11,914
ePlus Inc.(a)	6,837	486,589
Fabrinet(a)	21,508	1,103,575
FARO Technologies Inc.(a)	10,586	430,215
Fitbit Inc., Class A(a)(b)	127,396	633,158
FLIR Systems Inc.	80,342	3,498,091
Frequency Electronics Inc.(a)	5,071	53,753
ID Systems Inc.(a)	6,066	33,909
Identiv Inc.(a)(b)	6,230	22,428
IEC Electronics Corp.(a)(b)	5,578	31,906
II-VI Inc.(a)(b)	31,474	1,021,646
Image Sensing Systems Inc.(a)	4,702	21,159
Insight Enterprises Inc.(a)	21,447	873,965
Intellicheck Inc.(a)(b)	5,223	11,177
IPG Photonics Corp.(a)(b)	22,568	2,556,729
Iteris Inc.(a)(b)	15,902	59,314
Itron Inc.(a)(b)	27,789	1,314,142
Jabil Inc.	98,606	2,444,443
KEMET Corp.	26,674	467,862

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Key Tronic Corp.(a)(b)	5,512	$31,143
Keysight Technologies Inc.(a)	115,069	7,143,484
Kimball Electronics Inc.(a)(b)	11,446	177,299
Knowles Corp.(a)(b)	49,177	654,546
LGL Group Inc. (The)(a)	449	2,739
LightPath Technologies Inc., Class A(a)(b)	6,180	9,208
Littelfuse Inc.	14,447	2,477,372
LRAD Corp.(a)(b)	17,004	42,850
Luna Innovations Inc.(a)	20,873	69,925
Maxwell Technologies Inc.(a)(b)	16,947	35,080
Mesa Laboratories Inc.(b)	2,184	455,124
Methode Electronics Inc.	21,622	503,576
MicroVision Inc.(a)(b)	27,600	16,668
MTS Systems Corp.	10,464	419,920
Napco Security Technologies Inc.(a)(b)	6,203	97,697
National Instruments Corp.	62,437	2,833,391
Neonode Inc.(a)(b)	2,003	3,325
Novanta Inc.(a)(b)	16,838	1,060,794
OSI Systems Inc.(a)(b)	10,684	783,137
PAR Technology Corp.(a)(b)	5,646	122,800
Park Electrochemical Corp.	10,986	198,517
PC Connection Inc.	16,770	498,572
PCM Inc.(a)(b)	5,163	90,920
Perceptron Inc.(a)(b)	5,426	43,734
Plexus Corp.(a)	20,661	1,055,364
Research Frontiers Inc.(a)(b)	10,871	16,959
RF Industries Ltd.	5,078	36,866
Richardson Electronics Ltd./U.S	6,049	52,566
Rogers Corp.(a)(b)	10,637	1,053,701
Sanmina Corp.(a)	47,187	1,135,319
ScanSource Inc.(a)	15,946	548,223
Schmitt Industries Inc.(a)	498	1,404
SigmaTron International Inc.(a)	4,542	10,674
Superconductor Technologies Inc.(a)	30	39
SYNNEX Corp.	23,060	1,864,170
Taitron Components Inc., Class A	800	1,384
TE Connectivity Ltd.	207,795	15,715,536
Tech Data Corp.(a)	21,412	1,751,716
Trimble Inc.(a)(b)	158,394	5,212,747
TTM Technologies Inc.(a)(b)	58,068	565,002
Universal Security Instruments Inc.(a)(b)	622	659
Vishay Intertechnology Inc.	76,039	1,369,462
Vishay Precision Group Inc.(a)(b)	6,120	185,008
Wayside Technology Group Inc.	830	8,300
Wireless Telecom Group Inc.(a)	10,533	18,643
Zebra Technologies Corp., Class A(a)	31,540	5,022,114

		124,411,072

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	48,036	1,300,815
Archrock Inc.	80,568	603,454
Aspen Aerogels Inc.(a)	10,480	22,322
Baker Hughes a GE Co.	294,805	6,338,308
Bristow Group Inc.(a)(b)	15,712	38,180
C&J Energy Services Inc.(a)	52,210	704,835
Cactus Inc., Class A(a)(b)	29,066	796,699
CARBO Ceramics Inc.(a)	11,368	39,561
Core Laboratories NV	26,468	1,579,081
Covia Holdings Corp.(a)(b)	17,146	58,639
Dawson Geophysical Co.(a)	28,263	95,529
Diamond Offshore Drilling Inc.(a)(b)	66,309	625,957

42

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Dril-Quip Inc.(a)(b)	33,164	$995,915
Eco Stim Energy Solutions Inc(a)	6,252	405
ENGlobal Corp.(a)	10,076	5,744
Ensco PLC, Class A(b)	258,499	920,256
Enservco Corp.(a)(b)	15,512	5,738
Era Group Inc.(a)	10,814	94,514
Exterran Corp.(a)	30,708	543,532
Forum Energy Technologies Inc.(a)(b)	68,265	281,934
Frank’s International NV(a)	44,163	230,531
Geospace Technologies Corp.(a)	9,907	102,141
Gulf Island Fabrication Inc.	6,264	45,226
Halliburton Co.	512,560	13,623,845
Helix Energy Solutions Group Inc.(a)(b)	127,225	688,287
Helmerich & Payne Inc.	62,993	3,019,884
Hornbeck Offshore Services Inc.(a)	15,199	21,887
Independence Contract Drilling Inc.(a)(b)	15,726	49,065
ION Geophysical Corp.(a)(b)	5,337	27,646
Keane Group Inc.(a)(b)	31,874	260,729
KLX Energy Services Holdings Inc.(a)	12,517	293,524
Matrix Service Co.(a)	15,936	285,892
McDermott International Inc.(a)	97,923	640,416
Mitcham Industries Inc.(a)(b)	6,033	15,444
Nabors Industries Ltd.	231,400	462,800
National Oilwell Varco Inc.	229,010	5,885,557
Natural Gas Services Group Inc.(a)(b)	17	279
Newpark Resources Inc.(a)	52,940	363,698
Nine Energy Service Inc.(a)	9,462	213,274
Noble Corp. PLC(a)(b)	213,706	559,910
Oceaneering International Inc.(a)	64,589	781,527
Oil States International Inc.(a)	52,160	744,845
Patterson-UTI Energy Inc.	124,176	1,285,222
PHI Inc., NVS(a)(b)	4,770	8,825
PHI Inc.(a)(b)	147	331
Pioneer Energy Services Corp.(a)	111,535	137,188
Profire Energy Inc.(a)	16,787	24,341
ProPetro Holding Corp.(a)	32,813	404,256
RigNet Inc.(a)	6,138	77,584
Rowan Companies PLC, Class A(a)	81,229	681,511
RPC Inc.	46,570	459,646
Schlumberger Ltd.	825,605	29,787,828
SEACOR Holdings Inc.(a)	11,327	419,099
SEACOR Marine Holdings Inc.(a)	27,284	320,860
Select Energy Services Inc., Class A(a)	32,936	208,156
Superior Drilling Products Inc.(a)(b)	5,219	6,106
Superior Energy Services Inc.(a)	130,012	435,540
Synthesis Energy Systems Inc.(a)(b)	5,359	3,858
TechnipFMC PLC	252,838	4,950,568
TETRA Technologies Inc.(a)	53,357	89,640
Transocean Ltd.(a)(b)	274,203	1,902,969
U.S. Silica Holdings Inc.	42,817	435,877
Unit Corp.(a)	48,495	692,509
Weatherford International PLC(a)(b)	581,984	325,329

		86,025,068

Entertainment — 1.9%
Activision Blizzard Inc.	455,781	21,225,721
AMC Entertainment Holdings Inc., Class A	31,688	389,129
Ballantyne Strong Inc.(a)(b)	6,171	7,097
Cinedigm Corp., Class A(a)(b)	5,480	2,994
Cinemark Holdings Inc.	68,672	2,458,458
Electronic Arts Inc.(a)	182,072	14,367,301

Security	Shares	Value

Entertainment (continued)
Global Eagle Entertainment Inc.(a)(b)	26,902	$59,991
Glu Mobile Inc.(a)	69,008	556,895
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	15,066	374,993
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	9,917	294,733
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	118,413	3,635,279
Lions Gate Entertainment Corp., Class A	33,218	534,810
Lions Gate Entertainment Corp., Class B, NVS	65,590	975,979
Live Nation Entertainment Inc.(a)(b)	85,512	4,211,466
Madison Square Garden Co. (The), Class A(a)	10,332	2,765,876
Marcus Corp. (The)	10,780	425,810
Netflix Inc.(a)	262,147	70,166,266
NTN Buzztime Inc.(a)	331	645
Pandora Media Inc.(a)	181,948	1,471,959
Reading International Inc., Class A, NVS(a)	10,456	152,030
Rosetta Stone Inc.(a)(b)	10,555	173,102
Take-Two Interactive Software Inc.(a)	68,090	7,009,185
Twenty-First Century Fox Inc., Class A, NVS	650,538	31,303,889
Twenty-First Century Fox Inc., Class B	271,045	12,950,530
Viacom Inc., Class A	14,661	407,722
Viacom Inc., Class B, NVS	203,254	5,223,628
Walt Disney Co. (The)	886,061	97,156,589
World Wrestling Entertainment Inc., Class A	27,725	2,071,612
Zynga Inc., Class A(a)	434,858	1,708,992

		282,082,681

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	49,804	1,183,343
ACRE Realty Investors Inc.(a)(c)	2,715	2,253
Agree Realty Corp.(b)	32,847	1,941,915
Alexander & Baldwin Inc.	37,458	688,478
Alexander’s Inc.	1,096	333,995
Alexandria Real Estate Equities Inc.	61,994	7,144,189
American Assets Trust Inc.	32,450	1,303,517
American Campus Communities Inc.	81,109	3,357,102
American Homes 4 Rent, Class A(b)	150,544	2,988,298
American Tower Corp.	265,054	41,928,892
Americold Realty Trust(b)	33,460	854,568
Apartment Investment & Management Co., Class A	91,497	4,014,888
Apple Hospitality REIT Inc.(b)	123,590	1,762,393
Armada Hoffler Properties Inc.	20,819	292,715
Ashford Hospitality Trust Inc.(b)	47,169	188,676
AvalonBay Communities Inc.	86,114	14,988,142
Bluerock Residential Growth REIT Inc.(b)	10,731	96,794
Boston Properties Inc.	93,246	10,494,837
Braemar Hotels & Resorts Inc.	11,075	98,900
Brandywine Realty Trust	102,027	1,313,087
Brixmor Property Group Inc.	179,013	2,629,701
BRT Apartments Corp.	5,309	60,735
Camden Property Trust	55,258	4,865,467
CareTrust REIT Inc.	42,780	789,719
CatchMark Timber Trust Inc., Class A	21,694	154,027
CBL & Associates Properties Inc.(b)	68,318	131,171
Cedar Realty Trust Inc.	36,401	114,299
Chatham Lodging Trust	15,494	273,934
Chesapeake Lodging Trust	31,908	776,960
CIM Commercial Trust Corp.(b)	4,244	64,424
City Office REIT Inc.	11,453	117,393
Colony Capital Inc.	331,384	1,550,877

43

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust Inc.(b)	89,930	$1,740,145
Community Healthcare Trust Inc.(b)	12,266	353,629
CoreCivic Inc.	80,092	1,428,040
CorEnergy Infrastructure Trust Inc.(b)	5,988	198,083
CorePoint Lodging Inc.(b)	24,758	303,286
CoreSite Realty Corp.	20,831	1,817,088
Corporate Office Properties Trust(b)	51,640	1,085,989
Cousins Properties Inc.	273,937	2,164,102
Crown Castle International Corp.	248,425	26,986,408
CubeSmart	113,513	3,256,688
CyrusOne Inc.	65,239	3,449,838
DiamondRock Hospitality Co.	96,615	877,264
Digital Realty Trust Inc.(b)	123,799	13,190,783
Douglas Emmett Inc.	82,936	2,830,606
Duke Realty Corp.	211,205	5,470,209
Easterly Government Properties Inc.	68,966	1,081,387
EastGroup Properties Inc.	20,346	1,866,339
Empire State Realty Trust Inc., Class A	69,964	995,588
EPR Properties	42,428	2,716,665
Equinix Inc.	48,436	17,076,596
Equity Commonwealth	70,712	2,122,067
Equity LifeStyle Properties Inc.	52,010	5,051,731
Equity Residential	225,693	14,897,995
Essential Properties Realty Trust Inc.	23,807	329,489
Essex Property Trust Inc.	39,331	9,644,355
Extra Space Storage Inc.	76,154	6,890,414
Farmland Partners Inc.(b)	10,495	47,647
Federal Realty Investment Trust	43,654	5,152,918
First Industrial Realty Trust Inc.	68,981	1,990,792
Four Corners Property Trust Inc.	32,941	863,054
Franklin Street Properties Corp.	53,956	336,146
Front Yard Residential Corp.	32,135	280,539
Gaming and Leisure Properties Inc.	123,189	3,980,237
GEO Group Inc. (The)	80,038	1,576,749
Getty Realty Corp.	15,867	466,648
Gladstone Commercial Corp.	11,453	205,238
Gladstone Land Corp.	5,122	58,801
Global Net Lease Inc.	48,305	851,134
Global Self Storage Inc.(b)	5,040	19,757
Government Properties Income Trust(b)	5,487	37,696
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	52,974	1,009,155
HCP Inc.(b)	279,056	7,794,034
Healthcare Realty Trust Inc.	71,635	2,037,299
Healthcare Trust of America Inc., Class A	118,257	2,993,085
Hersha Hospitality Trust	25,522	447,656
Highwoods Properties Inc.	64,088	2,479,565
Hospitality Properties Trust	97,448	2,327,058
Host Hotels & Resorts Inc.	434,560	7,244,115
Hudson Pacific Properties Inc.	90,204	2,621,328
Independence Realty Trust Inc.	63,060	578,891
Industrial Logistics Properties Trust	28,149	553,692
InfraREIT Inc.(a)	31,214	656,118
Innovative Industrial Properties Inc.	7,758	352,136
Investors Real Estate Trust(b)	11,179	548,519
Invitation Homes Inc.(b)	180,178	3,617,974
Iron Mountain Inc.	165,931	5,377,824
iStar Inc.(b)	43,742	401,114
JBG SMITH Properties	59,864	2,083,866
Jernigan Capital Inc.	22,329	442,561

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	54,017	$3,396,589
Kimco Realty Corp.	248,705	3,643,528
Kite Realty Group Trust	30,248	426,194
Lamar Advertising Co., Class A	48,587	3,361,249
Lexington Realty Trust	123,349	1,012,695
Liberty Property Trust	86,117	3,606,580
Life Storage Inc.	31,398	2,919,700
LTC Properties Inc.	21,972	915,793
Macerich Co. (The)(b)	68,595	2,968,792
Mack-Cali Realty Corp.	53,672	1,051,434
Medical Properties Trust Inc.(b)	253,483	4,076,007
Mid-America Apartment Communities Inc.	69,438	6,645,217
Monmouth Real Estate Investment Corp.	68,645	851,198
National Health Investors Inc.	26,132	1,974,011
National Retail Properties Inc.	92,388	4,481,742
National Storage Affiliates Trust	41,258	1,091,687
New Senior Investment Group Inc.	36,399	149,964
NexPoint Residential Trust Inc.	11,384	399,009
NorthStar Realty Europe Corp.	37,021	538,285
Omega Healthcare Investors Inc.(b)	124,559	4,378,249
One Liberty Properties Inc.	9,871	239,076
Outfront Media Inc.	80,636	1,461,124
Paramount Group Inc.(b)	113,538	1,426,037
Park Hotels & Resorts Inc.(b)	110,962	2,882,793
Pebblebrook Hotel Trust	78,736	2,229,016
Pennsylvania REIT	30,726	182,512
Physicians Realty Trust	114,041	1,828,077
Piedmont Office Realty Trust Inc., Class A(b)	85,727	1,460,788
PotlatchDeltic Corp.(b)	38,458	1,216,811
Power REIT(a)	239	1,338
Preferred Apartment Communities Inc., Class A(b)	32,836	461,674
Prologis Inc.(b)	382,378	22,453,236
PS Business Parks Inc.	11,531	1,510,561
Public Storage	89,604	18,136,746
QTS Realty Trust Inc., Class A	31,410	1,163,741
Rayonier Inc.	70,084	1,940,626
Realty Income Corp.	171,811	10,830,965
Regency Centers Corp.	95,248	5,589,153
Retail Opportunity Investments Corp.	92,801	1,473,680
Retail Properties of America Inc., Class A(b)	138,911	1,507,184
Retail Value Inc.(b)	11,051	282,795
Rexford Industrial Realty Inc.	76,199	2,245,585
RLJ Lodging Trust	101,631	1,666,748
RPT Realty(b)	33,159	396,250
Ryman Hospitality Properties Inc.	31,724	2,115,674
Sabra Health Care REIT Inc.(b)	117,132	1,930,335
Saul Centers Inc.	6,014	283,981
SBA Communications Corp.(a)	69,759	11,293,285
Select Income REIT	55,818	410,820
Senior Housing Properties Trust(b)	146,926	1,721,973
Seritage Growth Properties, Class A(b)	15,167	490,349
Simon Property Group Inc.	183,696	30,859,091
SITE Centers Corp.(b)	111,204	1,231,028
SL Green Realty Corp.	58,588	4,633,139
Sotherly Hotels Inc.(b)	6,059	33,991
Spirit MTA REIT	33,315	237,536
Spirit Realty Capital Inc.	67,227	2,369,752
STAG Industrial Inc.	54,616	1,358,846
STORE Capital Corp.	99,599	2,819,648
Summit Hotel Properties Inc.	60,361	587,313

44

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities Inc.	49,923	$5,077,668
Sunstone Hotel Investors Inc.(b)	128,149	1,667,218
Tanger Factory Outlet Centers Inc.(b)	49,189	994,602
Taubman Centers Inc.	38,998	1,774,019
Terreno Realty Corp.	54,967	1,933,189
Tier REIT Inc.	26,926	555,483
UDR Inc.	155,948	6,178,660
UMH Properties Inc.	15,390	182,218
Uniti Group Inc.(a)(b)	98,152	1,528,227
Universal Health Realty Income Trust	6,419	393,934
Urban Edge Properties	86,115	1,431,231
Urstadt Biddle Properties Inc., Class A(b)	4,678	89,911
Ventas Inc.	210,770	12,349,014
VEREIT Inc.	622,947	4,454,071
VICI Properties Inc.	212,689	3,994,299
Vornado Realty Trust	101,768	6,312,669
Washington Prime Group Inc.(b)	143,026	695,106
Washington REIT	43,341	996,843
Weingarten Realty Investors	82,088	2,036,603
Welltower Inc.	220,407	15,298,450
Weyerhaeuser Co.	450,230	9,842,028
Wheeler Real Estate Investment Trust Inc.	736	656
Whitestone REIT(b)	15,734	192,899
WP Carey Inc.(b)	96,086	6,278,259
Xenia Hotels & Resorts Inc.	64,138	1,103,174

		571,975,450

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	15,844	473,577
BJ’s Wholesale Club Holdings Inc.(a)(b)	30,073	666,418
Casey’s General Stores Inc.	20,563	2,634,943
Chefs’ Warehouse Inc. (The)(a)(b)	10,781	344,776
Costco Wholesale Corp.	261,432	53,256,313
Ingles Markets Inc., Class A	11,881	323,401
Kroger Co. (The)	473,705	13,026,887
Natural Grocers by Vitamin Cottage Inc.(a)(b)	22,451	344,174
Performance Food Group Co.(a)(b)	66,497	2,145,858
PriceSmart Inc.	17,115	1,011,496
Rite Aid Corp.(a)(b)	655,388	464,211
Smart & Final Stores Inc.(a)(b)	31,640	149,974
SpartanNash Co.	30,426	522,719
Sprouts Farmers Market Inc.(a)(b)	79,278	1,863,826
Sysco Corp.	284,680	17,838,049
U.S. Foods Holding Corp.(a)	129,742	4,105,037
United Natural Foods Inc.(a)	37,109	392,984
Village Super Market Inc., Class A	4,782	127,871
Walmart Inc.	853,548	79,507,996
Walgreens Boots Alliance Inc.	482,222	32,950,229
Weis Markets Inc.	18,164	867,876

		213,018,615

Food Products — 1.2%
Alico Inc.	649	19,146
Arcadia Biosciences Inc.(a)(b)	219	694
Archer-Daniels-Midland Co.	322,670	13,219,790
B&G Foods Inc.(b)	49,261	1,424,136
Bridgford Foods Corp.(a)	641	12,737
Bunge Ltd.	80,988	4,327,999
Calavo Growers Inc.	9,939	725,149
Cal-Maine Foods Inc.	16,790	710,217
Campbell Soup Co.	113,574	3,746,806

Security	Shares	Value

Food Products (continued)
Coffee Holding Co. Inc.(a)	5,159	$18,211
Conagra Brands Inc.	279,605	5,972,363
Darling Ingredients Inc.(a)	96,605	1,858,680
Dean Foods Co.	53,719	204,669
Farmer Bros. Co.(a)	13	303
Flowers Foods Inc.	107,324	1,982,274
Fresh Del Monte Produce Inc.	20,651	583,804
Freshpet Inc.(a)(b)	19,284	620,173
General Mills Inc.	354,832	13,817,158
Hain Celestial Group Inc. (The)(a)	66,217	1,050,202
Hershey Co. (The)	83,465	8,945,779
Hormel Foods Corp.	165,686	7,071,479
Hostess Brands Inc.(a)(b)	58,577	640,832
Ingredion Inc.	42,783	3,910,366
J&J Snack Foods Corp.	12,005	1,735,803
JM Smucker Co. (The)	68,988	6,449,688
John B Sanfilippo & Son Inc.	4,782	266,166
Kellogg Co.	149,395	8,517,009
Kraft Heinz Co. (The)	370,079	15,928,200
Lamb Weston Holdings Inc.	85,303	6,274,889
Lancaster Colony Corp.	11,397	2,015,673
Landec Corp.(a)	15,991	189,333
Lifeway Foods Inc.(a)	4,569	8,590
Limoneira Co.	6,037	118,023
McCormick & Co. Inc./MD, NVS	73,809	10,277,165
Mondelez International Inc., Class A	876,915	35,102,907
Pilgrim’s Pride Corp.(a)	26,935	417,762
Post Holdings Inc.(a)(b)	37,466	3,339,345
RiceBran Technologies(a)(b)	5,244	15,732
Rocky Mountain Chocolate Factory Inc.	4,529	38,089
S&W Seed Co.(a)(b)	6,286	11,378
Sanderson Farms Inc.	10,997	1,091,892
Seaboard Corp.	76	268,889
Seneca Foods Corp., Class A(a)	4,662	131,562
Seneca Foods Corp., Class B(a)(b)	117	3,299
Simply Good Foods Co. (The)(a)	27,133	512,814
Tootsie Roll Industries Inc.(b)	11,107	370,974
TreeHouse Foods Inc.(a)(b)	32,363	1,641,128
Tyson Foods Inc., Class A	175,670	9,380,778

		174,970,055

Gas Utilities — 0.2%
Atmos Energy Corp.	66,431	6,159,482
Chesapeake Utilities Corp.	10,154	825,520
National Fuel Gas Co.	52,888	2,706,808
New Jersey Resources Corp.	48,810	2,229,153
Northwest Natural Holding Co.	28,616	1,730,123
ONE Gas Inc.	31,561	2,512,256
RGC Resources Inc.	1,246	37,330
South Jersey Industries Inc.	64,658	1,797,492
Southwest Gas Holdings Inc.	29,220	2,235,330
Spire Inc.	27,390	2,029,051
UGI Corp.	101,539	5,417,106

		27,679,651

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	1,047,241	75,746,941
ABIOMED Inc.(a)	26,306	8,550,502
Accuray Inc.(a)(b)	47,559	162,176
Aethlon Medical Inc.(a)(b)	4,783	7,940
Akers Biosciences Inc.(a)	85	96

45

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Align Technology Inc.(a)	43,567	$9,124,237
Alliqua BioMedical Inc.(a)	1,090	2,038
Alphatec Holdings Inc.(a)(b)	4,582	10,493
AngioDynamics Inc.(a)	15,952	321,114
Anika Therapeutics Inc.(a)	9,927	333,646
Antares Pharma Inc.(a)(b)	85,441	232,399
Apollo Endosurgery Inc.(a)(b)	72	248
Atossa Genetics Inc.(a)(b)	54	55
AtriCure Inc.(a)(b)	15,987	489,202
Atrion Corp.	646	478,738
Avanos Medical Inc.(a)(b)	27,061	1,212,062
Avinger Inc.(a)	81	24
AxoGen Inc.(a)(b)	25,674	524,520
Baxter International Inc.	295,502	19,449,942
Becton Dickinson and Co.	161,560	36,402,699
Biolase Inc.(a)(b)	5,156	5,104
BioLife Solutions Inc.(a)(b)	5,451	65,576
Boston Scientific Corp.(a)	823,511	29,102,879
Cantel Medical Corp.	21,248	1,581,914
Cardiovascular Systems Inc.(a)	16,408	467,464
CAS Medical Systems Inc.(a)(b)	15,836	25,338
Cerus Corp.(a)	116,888	592,622
Cesca Therapeutics Inc.(a)	272	73
Chembio Diagnostics Inc.(a)(b)	5,258	29,760
CHF Solutions Inc.(a)	9	4
ConforMIS Inc.(a)(b)	5,422	1,941
CONMED Corp.	15,771	1,012,498
Cooper Companies Inc. (The)	31,121	7,920,294
Corindus Vascular Robotics Inc.(a)(b)	48,633	40,852
CryoLife Inc.(a)	26,377	748,579
CryoPort Inc.(a)(b)	14,219	156,836
Cutera Inc.(a)	6,280	106,886
CytoSorbents Corp.(a)(b)	10,530	85,082
Danaher Corp.	365,913	37,732,949
Dare Bioscience Inc.(a)(b)	643	450
DENTSPLY SIRONA Inc.	139,965	5,208,098
DexCom Inc.(a)	53,086	6,359,703
Edwards Lifesciences Corp.(a)	125,325	19,196,030
Electromed Inc.(a)	4,529	23,053
Endologix Inc.(a)	42,420	30,373
FONAR Corp.(a)	4,704	95,209
GenMark Diagnostics Inc.(a)(b)	26,095	126,822
Glaukos Corp.(a)(b)	22,558	1,267,083
Globus Medical Inc., Class A(a)	42,671	1,846,801
Haemonetics Corp.(a)	32,807	3,282,340
Heska Corp.(a)	4,974	428,261
Hill-Rom Holdings Inc.	38,218	3,384,204
Hologic Inc.(a)(b)	166,470	6,841,917
ICU Medical Inc.(a)	11,602	2,664,167
IDEXX Laboratories Inc.(a)	52,915	9,843,248
Inogen Inc.(a)(b)	10,898	1,353,205
InspireMD Inc.(a)	2	—
Insulet Corp.(a)(b)	36,505	2,895,577
Integer Holdings Corp.(a)	15,848	1,208,568
Integra LifeSciences Holdings Corp.(a)(b)	42,100	1,898,710
IntriCon Corp.(a)	4,707	124,171
Intuitive Surgical Inc.(a)	68,117	32,622,594
Invacare Corp.(b)	16,352	70,314
InVivo Therapeutics Holdings Corp.(a)	509	769
iRadimed Corp.(a)(b)	4,475	109,458

Security	Shares	Value

Health Care Equipment & Supplies (continued)
iRhythm Technologies Inc.(a)	12,289	$853,840
IRIDEX Corp.(a)(b)	5,170	24,299
Kewaunee Scientific Corp.	262	8,709
Lantheus Holdings Inc.(a)	16,894	264,391
LeMaitre Vascular Inc.	6,114	144,535
LivaNova PLC(a)	29,826	2,728,184
Masimo Corp.(a)	26,380	2,832,421
Medtronic PLC	802,268	72,974,297
Meridian Bioscience Inc.	22,356	388,100
Merit Medical Systems Inc.(a)	37,849	2,112,353
Microbot Medical Inc.(a)	17	29
Milestone Scientific Inc.(a)	6,080	2,016
Misonix Inc.(a)(b)	4,666	74,703
Natus Medical Inc.(a)(b)	20,602	701,086
Neogen Corp.(a)	33,352	1,901,064
NeuroMetrix Inc.(a)	108	82
Nevro Corp.(a)	15,575	605,712
NuVasive Inc.(a)(b)	29,706	1,472,229
Nuvectra Corp.(a)(b)	5,194	84,870
NxStage Medical Inc.(a)	51,941	1,486,551
OraSure Technologies Inc.(a)	32,301	377,276
Orthofix Medical Inc.(a)	10,747	564,110
Penumbra Inc.(a)(b)	19,366	2,366,525
Precision Therapeutics Inc.(a)	57	35
Presbia PLC(a)	1,019	306
Pro-Dex Inc.(a)(b)	613	7,405
Quidel Corp.(a)(b)	21,634	1,056,172
ResMed Inc.	86,351	9,832,788
Retractable Technologies Inc.(a)(b)	6,133	3,649
Rockwell Medical Inc.(a)(b)	37,091	83,826
RTI Surgical Inc.(a)	32,995	122,081
SeaSpine Holdings Corp.(a)	5,329	97,201
Second Sight Medical Products Inc.(a)(b)	10,102	8,945
Senseonics Holdings Inc.(a)(b)	68,458	177,306
Sientra Inc.(a)(b)	15,263	193,993
SiNtx Technologies Inc.(a)	365	66
Sorrento Tech Inc.(a)(c)	126	1
STAAR Surgical Co.(a)	16,220	517,580
STERIS PLC	53,942	5,763,703
Strata Skin Sciences Inc.(a)	1,191	3,097
Stryker Corp.	185,233	29,035,273
Surmodics Inc.(a)	12,411	586,544
Tactile Systems Technology Inc.(a)(b)	10,412	474,267
Tandem Diabetes Care Inc.(a)	36,441	1,383,665
Teleflex Inc.	28,208	7,291,204
TransEnterix Inc.(a)(b)	89,400	202,044
Utah Medical Products Inc.	754	62,642
Varex Imaging Corp.(a)	22,295	527,946
Varian Medical Systems Inc.(a)	55,401	6,277,487
Vermillion Inc.(a)(b)	15,429	4,629
ViewRay Inc.(a)(b)	25,753	156,321
VolitionRx Ltd.(a)(b)	6,072	10,990
West Pharmaceutical Services Inc.	42,748	4,190,586
Wright Medical Group NV(a)(b)	79,540	2,165,079
Xtant Medical Holdings Inc.(a)	120	193
Zimmer Biomet Holdings Inc.	119,941	12,440,280
Zosano Pharma Corp.(a)	202	428

		508,251,962

Health Care Providers & Services — 2.9%
AAC Holdings Inc.(a)(b)	5,214	7,300

46

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Acadia Healthcare Co. Inc.(a)(b)	52,935	$1,360,959
Aceto Corp.	16,315	13,705
Addus HomeCare Corp.(a)(b)	4,736	321,480
Amedisys Inc.(a)	16,143	1,890,507
American Renal Associates Holdings Inc.(a)(b)	5,204	59,950
American Shared Hospital Services(a)	709	1,687
AmerisourceBergen Corp.	96,602	7,187,189
AMN Healthcare Services Inc.(a)	27,218	1,542,172
Anthem Inc.	155,564	40,855,773
BioScrip Inc.(a)(b)	109,421	390,633
BioTelemetry Inc.(a)	20,848	1,245,043
Brookdale Senior Living Inc.(a)	133,129	891,964
Capital Senior Living Corp.(a)(b)	16,099	109,473
Cardinal Health Inc.	182,227	8,127,324
Centene Corp.(a)	125,207	14,436,367
Chemed Corp.	10,412	2,949,511
Cigna Corp.	228,152	43,330,628
Civitas Solutions Inc.(a)	10,644	186,376
Community Health Systems Inc.(a)(b)	64,454	181,760
CorVel Corp.(a)	5,503	339,645
Cross Country Healthcare Inc.(a)	20,596	150,969
CVS Health Corp.	773,525	50,681,358
DaVita Inc.(a)	76,582	3,940,910
Digirad Corp.	11,023	6,283
Diplomat Pharmacy Inc.(a)	35,748	481,168
Diversicare Healthcare Services Inc.	4,495	10,653
Encompass Health Corp.	60,379	3,725,384
Ensign Group Inc. (The)	27,028	1,048,416
Five Star Senior Living Inc.(a)(b)	2,456	1,142
Genesis Healthcare Inc.(a)	15,463	18,246
HCA Healthcare Inc.	162,701	20,248,139
HealthEquity Inc.(a)	33,988	2,027,384
Henry Schein Inc.(a)	92,443	7,258,624
Humana Inc.	81,638	23,387,654
InfuSystem Holdings Inc.(a)(b)	10,624	36,547
Interpace Diagnostics Group Inc.(a)	271	217
Joint Corp. (The)(a)(b)	5,146	42,815
Laboratory Corp. of America Holdings(a)	61,797	7,808,669
LHC Group Inc.(a)	19,059	1,789,259
Magellan Health Inc.(a)	13,459	765,682
McKesson Corp.	119,985	13,254,743
MEDNAX Inc.(a)	55,561	1,833,513
Molina Healthcare Inc.(a)	37,026	4,303,162
National HealthCare Corp.	5,777	453,206
National Research Corp.	5,523	210,647
Owens & Minor Inc.	43,781	277,134
Patterson Companies Inc.	54,512	1,071,706
Premier Inc., Class A(a)(b)	32,382	1,209,468
Providence Service Corp. (The)(a)	6,090	365,522
Psychemedics Corp.	4,553	72,256
Quest Diagnostics Inc.	82,462	6,866,611
Quorum Health Corp.(a)	16,489	47,653
R1 RCM Inc.(a)(b)	75,103	597,069
RadNet Inc.(a)	16,996	172,849
Regional Health Properties Inc.(a)(b)	10,647	1,384
Select Medical Holdings Corp.(a)	85,855	1,317,874
Sharps Compliance Corp.(a)	5,990	19,647
Surgery Partners Inc.(a)	20,701	202,663
Tenet Healthcare Corp.(a)	44,633	765,010
Tivity Health Inc.(a)	30,439	755,192

Security	Shares	Value

Health Care Providers & Services (continued)
Triple-S Management Corp., Class B(a)	15,263	$265,424
U.S. Physical Therapy Inc.(b)	6,066	620,855
UnitedHealth Group Inc.	573,089	142,767,932
Universal Health Services Inc., Class B	48,166	5,614,229
WellCare Health Plans Inc.(a)	30,027	7,089,074

		439,013,788

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	107,635	1,037,601
athenahealth Inc.(a)	25,447	3,357,223
Castlight Health Inc., Class B(a)	22,364	48,530
Cerner Corp.(a)	194,641	10,206,974
Computer Programs & Systems Inc.	5,535	138,928
Evolent Health Inc., Class A(a)(b)	36,732	732,803
HealthStream Inc.	15,328	370,171
HMS Holdings Corp.(a)	48,584	1,366,668
HTG Molecular Diagnostics Inc.(a)(b)	4,546	11,547
Icad Inc.(a)	6,220	23,014
Inovalon Holdings Inc., Class A(a)(b)	38,045	539,478
Medidata Solutions Inc.(a)(b)	37,135	2,503,642
Micron Solutions Inc.(a)	620	1,649
NextGen Healthcare Inc.(a)(b)	26,217	397,188
Omnicell Inc.(a)(b)	21,221	1,299,574
Simulations Plus Inc.	5,518	109,808
Streamline Health Solutions Inc.(a)(b)	11,655	8,942
Tabula Rasa HealthCare Inc.(a)	9,631	614,073
Teladoc Health Inc.(a)(b)	44,887	2,225,049
Veeva Systems Inc., Class A(a)	74,478	6,652,375
Vocera Communications Inc.(a)(b)	15,309	602,409

		32,247,646

Hotels, Restaurants & Leisure — 2.1%
Aramark	139,938	4,054,004
Ark Restaurants Corp.	295	5,416
Belmond Ltd., Class A(a)	61,253	1,533,163
Biglari Holdings Inc., Class A(a)(b)	19	11,166
Biglari Holdings Inc., Class B, NVS(a)	199	22,602
BJ’s Restaurants Inc.	15,316	774,530
Bloomin’ Brands Inc.	69,032	1,234,983
Bojangles’ Inc.(a)	5,171	83,150
Bowl America Inc., Class A	686	11,113
Boyd Gaming Corp.	46,790	972,296
Brinker International Inc.	27,141	1,193,661
Caesars Entertainment Corp.(a)(b)	360,881	2,450,382
Canterbury Park Holding Corp.	598	8,318
Carnival Corp.	240,416	11,852,509
Carrols Restaurant Group Inc.(a)	20,728	203,964
Century Casinos Inc.(a)	11,392	84,187
Chanticleer Holdings Inc.(a)	1,017	1,312
Cheesecake Factory Inc. (The)	26,642	1,159,193
Chipotle Mexican Grill Inc.(a)	14,833	6,404,741
Choice Hotels International Inc.	21,198	1,517,353
Churchill Downs Inc.	6,472	1,578,780
Chuy’s Holdings Inc.(a)(b)	10,467	185,685
Cracker Barrel Old Country Store Inc.	15,242	2,436,586
Darden Restaurants Inc.	75,011	7,490,598
Dave & Buster’s Entertainment Inc.	20,313	905,147
Del Frisco’s Restaurant Group Inc.(a)	15,251	109,045
Del Taco Restaurants Inc.(a)	15,876	158,601
Denny’s Corp.(a)	47,603	771,645
Dine Brands Global Inc.	10,477	705,521

47

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Diversified Restaurant Holdings Inc.(a)(b)	6,218	$6,031
Domino’s Pizza Inc.	25,529	6,330,937
Dover Downs Gaming & Entertainment Inc.(a)(b)	10,462	28,980
Dover Motorsports Inc.	10,502	19,744
Drive Shack Inc.(a)	28,026	109,862
Dunkin’ Brands Group Inc.	53,565	3,434,588
El Pollo Loco Holdings Inc.(a)	11,068	167,902
Eldorado Resorts Inc.(a)	43,937	1,590,959
Empire Resorts Inc.(a)(b)	635	6,433
Extended Stay America Inc.	117,651	1,823,591
Famous Dave’s of America Inc.(a)(b)	5,499	25,240
Fiesta Restaurant Group Inc.(a)	21,029	326,160
Flanigan’s Enterprises Inc.	198	5,122
Full House Resorts Inc.(a)(b)	4,630	9,353
Gaming Partners International Corp.	825	10,725
Golden Entertainment Inc.(a)	23,045	369,181
Good Times Restaurants Inc.(a)	5,995	14,988
Habit Restaurants Inc. (The), Class A(a)(b)	5,990	62,895
Hilton Grand Vacations Inc.(a)	60,260	1,590,261
Hilton Worldwide Holdings Inc.	178,567	12,821,111
Hyatt Hotels Corp., Class A	25,753	1,740,903
International Speedway Corp., Class A	7,491	328,555
J Alexander’s Holdings Inc.(a)	9,994	82,251
Jack in the Box Inc.	20,611	1,600,032
Kona Grill Inc.(a)(b)	5,520	5,796
Las Vegas Sands Corp.	220,767	11,490,922
Lindblad Expeditions Holdings Inc.(a)	10,677	143,712
Luby’s Inc.(a)	11,364	13,637
Marriott International Inc./MD, Class A	172,763	18,755,151
Marriott Vacations Worldwide Corp.	26,184	1,846,234
McDonald’s Corp.	460,320	81,739,022
MGM Resorts International	305,485	7,411,066
Monarch Casino & Resort Inc.(a)	5,300	202,142
Nathan’s Famous Inc.	709	47,113
Nevada Gold & Casinos Inc.(a)(b)	9,885	23,526
Noodles & Co.(a)	11,054	77,267
Norwegian Cruise Line Holdings Ltd.(a)	123,455	5,233,257
ONE Group Hospitality Inc. (The)(a)(b)	10,049	30,850
Papa John’s International Inc.	16,212	645,400
Papa Murphy’s Holdings Inc.(a)(b)	22,040	104,690
Peak Resorts Inc.(b)	6,006	28,108
Penn National Gaming Inc.(a)	70,611	1,329,605
Planet Fitness Inc., Class A(a)	54,186	2,905,453
PlayAGS Inc.(a)(b)	13,662	314,226
Potbelly Corp.(a)(b)	15,336	123,455
Rave Restaurant Group Inc.(a)(b)	3,285	2,874
RCI Hospitality Holdings Inc.	5,504	122,904
Red Lion Hotels Corp.(a)	10,979	90,028
Red Robin Gourmet Burgers Inc.(a)	6,264	167,374
Red Rock Resorts Inc., Class A	39,406	800,336
Royal Caribbean Cruises Ltd.	101,622	9,937,615
Ruth’s Hospitality Group Inc.	20,870	474,375
Scientific Games Corp./DE, Class A(a)	28,805	515,033
SeaWorld Entertainment Inc.(a)	37,824	835,532
Shake Shack Inc., Class A(a)	15,094	685,570
Six Flags Entertainment Corp.	44,499	2,475,479
Speedway Motorsports Inc.	5,676	92,349
Starbucks Corp.	739,611	47,630,948
Texas Roadhouse Inc.	37,264	2,224,661
Town Sports International Holdings Inc.(a)	16,006	102,438

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.	23,140	$4,878,375
Wendy’s Co. (The)	123,971	1,935,187
Wingstop Inc.	21,993	1,411,731
Wyndham Destinations Inc.	63,705	2,283,187
Wyndham Hotels & Resorts Inc.	64,581	2,930,040
Wynn Resorts Ltd.	55,845	5,523,629
Yum! Brands Inc.	183,526	16,869,710

		314,885,462

Household Durables — 0.4%
Bassett Furniture Industries Inc.	11,569	231,843
Beazer Homes USA Inc.(a)(b)	15,872	150,467
Cavco Industries Inc.(a)	5,220	680,584
Century Communities Inc.(a)(b)	10,643	183,698
Comstock Holding Companies Inc.(a)	285	479
CSS Industries Inc.	5,290	47,451
CTI Industries Corp.(a)	230	692
Dixie Group Inc. (The)(a)	9,944	6,990
DR Horton Inc.	200,033	6,933,144
Emerson Radio Corp.(a)	10,838	15,607
Ethan Allen Interiors Inc.	15,870	279,153
Flexsteel Industries Inc.	13	287
Garmin Ltd.	68,063	4,309,749
GoPro Inc., Class A(a)(b)	58,555	248,273
Green Brick Partners Inc.(a)(b)	15,953	115,500
Hamilton Beach Brands Holding Co., Class A	28	657
Helen of Troy Ltd.(a)	16,111	2,113,441
Hooker Furniture Corp.	6,082	160,200
Hovnanian Enterprises Inc., Class A(a)(b)	70,750	48,386
Installed Building Products Inc.(a)(b)	14,188	477,994
iRobot Corp.(a)(b)	16,249	1,360,691
KB Home	48,698	930,132
La-Z-Boy Inc.	27,592	764,574
Leggett & Platt Inc.	76,136	2,728,714
Lennar Corp., Class A	168,606	6,600,925
Lennar Corp., Class B	8,761	274,482
LGI Homes Inc.(a)(b)	10,179	460,294
Libbey Inc.	11,424	44,325
Lifetime Brands Inc.	5,676	56,930
Live Ventures Inc.(a)	631	4,240
M/I Homes Inc.(a)	15,351	322,678
MDC Holdings Inc.	27,356	768,977
Meritage Homes Corp.(a)	21,410	786,175
Mohawk Industries Inc.(a)	37,389	4,373,017
New Home Co. Inc. (The)(a)(b)	6,224	32,552
Newell Brands Inc.	261,366	4,858,794
Nova Lifestyle Inc.(a)(b)	10,846	4,991
NVR Inc.(a)	1,891	4,608,348
P&F Industries Inc., Class A	689	5,326
PulteGroup Inc.	182,919	4,754,065
Roku Inc.(a)(b)	34,697	1,063,116
Skyline Champion Corp.	20,371	299,250
Taylor Morrison Home Corp., Class A(a)	53,658	853,162
Tempur Sealy International Inc.(a)(b)	31,476	1,303,106
Toll Brothers Inc.	90,488	2,979,770
TopBuild Corp.(a)	22,133	995,985
TRI Pointe Group Inc.(a)(b)	86,051	940,537
Tupperware Brands Corp.	27,781	877,046
Turtle Beach Corp.(a)(b)	2,103	30,010
Universal Electronics Inc.(a)	5,213	131,785
Vuzix Corp.(a)(b)	6,236	29,995

48

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	39,308	$4,200,846
William Lyon Homes, Class A(a)	10,005	106,954
ZAGG Inc.(a)(b)	16,270	159,121

		63,715,508

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	5,525	190,336
Central Garden & Pet Co., Class A, NVS(a)	26,157	817,406
Church & Dwight Co. Inc.	151,352	9,952,908
Clorox Co. (The)	76,953	11,861,535
Colgate-Palmolive Co.	514,039	30,595,601
Energizer Holdings Inc.	37,083	1,674,297
Kimberly-Clark Corp.	205,595	23,425,494
Ocean Bio-Chem Inc.	728	2,388
Oil-Dri Corp. of America	4,518	119,727
Orchids Paper Products Co.(a)(b)	5,359	5,038
Procter & Gamble Co. (The)	1,491,030	137,055,478
Spectrum Brands Holdings Inc.	25,451	1,075,305
WD-40 Co.	9,783	1,792,833

		218,568,346

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	386,401	5,587,358
Clearway Energy Inc., Class A	20,820	352,274
Clearway Energy Inc., Class C	53,304	919,494
NRG Energy Inc.	185,379	7,341,008
Ormat Technologies Inc.	31,195	1,631,499
Pattern Energy Group Inc., Class A	82,410	1,534,474
TerraForm Power Inc., Class A	68,803	771,970
Vistra Energy Corp.(a)	238,250	5,453,543

		23,591,620

Industrial Conglomerates — 1.2%
3M Co.	348,972	66,493,125
Carlisle Companies Inc.	37,518	3,771,309
General Electric Co.	5,228,235	39,577,739
Honeywell International Inc.	441,121	58,280,907
Raven Industries Inc.	21,464	776,782
Roper Technologies Inc.	63,513	16,927,485

		185,827,347

Insurance — 2.6%
1347 Property Insurance Holdings Inc.(a)	4,595	18,472
Aflac Inc.	459,120	20,917,507
Alleghany Corp.	9,400	5,859,208
Allstate Corp. (The)	205,365	16,969,310
American Equity Investment Life Holding Co.	50,124	1,400,465
American Financial Group Inc./OH	41,335	3,742,058
American International Group Inc.	532,327	20,979,007
American National Insurance Co.	5,369	683,152
AMERISAFE Inc.	6,027	341,671
Aon PLC	146,740	21,330,126
Arch Capital Group Ltd.(a)	257,240	6,873,453
Argo Group International Holdings Ltd.	23,214	1,561,141
Arthur J Gallagher & Co.	112,452	8,287,712
Aspen Insurance Holdings Ltd.	38,550	1,618,714
Assurant Inc.	33,935	3,035,146
Assured Guaranty Ltd.	73,660	2,819,705
Athene Holding Ltd., Class A(a)	80,238	3,195,880
Atlantic American Corp.	749	1,813
Atlas Financial Holdings Inc.(a)(b)	5,549	44,891
Axis Capital Holdings Ltd.	54,621	2,820,628
Blue Capital Reinsurance Holdings Ltd.	4,642	25,531

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)	67,352	$2,052,889
Brown & Brown Inc.	130,688	3,601,761
Chubb Ltd.	277,877	35,896,151
Cincinnati Financial Corp.	91,344	7,071,852
Citizens Inc./TX(a)(b)	26,805	201,574
CNA Financial Corp.	15,988	705,870
CNO Financial Group Inc.	99,428	1,479,489
Conifer Holdings Inc.(a)(b)	833	2,915
Crawford & Co., Class A, NVS	10,601	94,349
Crawford & Co., Class B	6,063	54,567
Donegal Group Inc., Class A	5,106	69,671
eHealth Inc.(a)(b)	10,536	404,793
EMC Insurance Group Inc.	5,195	165,461
Employers Holdings Inc.	22,421	941,009
Enstar Group Ltd.(a)	7,815	1,309,560
Erie Indemnity Co., Class A, NVS	14,247	1,899,268
Everest Re Group Ltd.	25,314	5,512,377
FBL Financial Group Inc., Class A	9,344	613,434
FedNat Holding Co.	6,162	122,747
Fidelity National Financial Inc.	158,361	4,978,870
First American Financial Corp.	48,497	2,164,906
Genworth Financial Inc., Class A(a)	292,601	1,363,521
Global Indemnity Ltd.	5,289	191,620
Greenlight Capital Re Ltd., Class A(a)(b)	16,792	144,747
Hallmark Financial Services Inc.(a)	9,906	105,895
Hanover Insurance Group Inc. (The)	26,474	3,091,369
Hartford Financial Services Group Inc. (The)	221,157	9,830,429
HCI Group Inc.	4,316	219,296
Health Insurance Innovations Inc., Class A(a)(b)	5,216	139,424
Heritage Insurance Holdings Inc.	15,385	226,467
Horace Mann Educators Corp.	20,343	761,845
Independence Holding Co.	5,107	179,766
Investors Title Co.	321	56,714
James River Group Holdings Ltd.	11,701	427,555
Kemper Corp.	28,259	1,875,832
Kingstone Companies Inc.	4,600	81,374
Kinsale Capital Group Inc.	6,546	363,696
Lincoln National Corp.	135,069	6,930,390
Loews Corp.	168,101	7,651,958
Maiden Holdings Ltd.	14,308	23,608
Markel Corp.(a)	8,585	8,911,659
Marsh & McLennan Companies Inc.	303,105	24,172,624
MBIA Inc.(a)(b)	76,059	678,446
Mercury General Corp.	18,307	946,655
MetLife Inc.	587,600	24,126,856
National General Holdings Corp.	32,863	795,613
National Security Group Inc. (The)	249	3,239
National Western Life Group Inc., Class A	423	127,196
Navigators Group Inc. (The)	17,324	1,203,845
Old Republic International Corp.	156,345	3,216,017
Primerica Inc.	20,879	2,040,087
Principal Financial Group Inc.	156,356	6,906,245
ProAssurance Corp.	28,050	1,137,708
Progressive Corp. (The)	349,499	21,085,275
Protective Insurance Corp.	175	2,975
Protective Insurance Corp., Class B	5,234	87,146
Prudential Financial Inc.	241,423	19,688,046
Reinsurance Group of America Inc.	36,240	5,081,935
RenaissanceRe Holdings Ltd.	23,065	3,083,790
RLI Corp.	22,409	1,545,997

49

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Safety Insurance Group Inc.	4,194	$343,111
Selective Insurance Group Inc.	29,298	1,785,420
State Auto Financial Corp.	9,987	339,957
Stewart Information Services Corp.	8,827	365,438
Third Point Reinsurance Ltd.(a)	57,749	556,700
Tiptree Inc.(b)	20,659	115,484
Torchmark Corp.	64,776	4,827,755
Travelers Companies Inc. (The)	160,235	19,188,141
Trupanion Inc.(a)(b)	21,799	555,003
Unico American Corp.(a)	619	3,931
United Fire Group Inc.	11,003	610,116
United Insurance Holdings Corp.	6,648	110,490
Universal Insurance Holdings Inc.	16,577	628,600
Unum Group	139,649	4,102,888
White Mountains Insurance Group Ltd.	1,597	1,369,731
Willis Towers Watson PLC	79,585	12,085,778
WR Berkley Corp.	56,875	4,203,631

		401,568,137

Interactive Media & Services — 4.0%
Alphabet Inc., Class A(a)	179,026	187,075,009
Alphabet Inc., Class C, NVS(a)	184,375	190,940,594
ANGI Homeservices Inc., Class A(a)	33,883	544,500
AutoWeb Inc.(a)(b)	3,780	11,529
Care.com Inc.(a)	22,065	426,075
Cargurus Inc.(a)	22,272	751,235
Cars.com Inc.(a)(b)	42,637	916,696
DHI Group Inc.(a)	22,393	34,037
Facebook Inc., Class A(a)	1,441,369	188,949,062
IAC/InterActiveCorp.(a)	46,853	8,575,973
IZEA Worldwide Inc.(a)(b)	4,955	4,856
Liberty TripAdvisor Holdings Inc., Class A(a)	42,115	669,207
Match Group Inc.(b)	33,011	1,411,881
Meet Group Inc. (The)(a)(b)	96,389	446,281
QuinStreet Inc.(a)	21,240	344,725
Snap Inc., Class A, NVS(a)(b)	408,994	2,253,557
Travelzoo(a)	5,080	49,936
TripAdvisor Inc.(a)(b)	62,517	3,372,167
TrueCar Inc.(a)	48,583	440,162
Twitter Inc.(a)	430,653	12,376,967
Yelp Inc.(a)	43,956	1,538,021
Zedge Inc., Class B(a)	4,657	11,400
Zillow Group Inc., Class A(a)(b)	26,596	835,912
Zillow Group Inc., Class C, NVS(a)(b)	71,577	2,260,402

		604,240,184

Internet & Direct Marketing Retail — 3.1%
1-800-Flowers.com Inc., Class A(a)	10,082	123,303
Amazon.com Inc.(a)	246,081	369,606,280
Booking Holdings Inc.(a)	28,297	48,739,319
Duluth Holdings Inc., Class B(a)(b)	4,972	125,443
eBay Inc.(a)	560,335	15,728,603
Etsy Inc.(a)	70,172	3,338,082
EVINE Live Inc.(a)	22,974	9,164
Expedia Group Inc.	71,860	8,095,029
FTD Companies Inc.(a)(b)	10,714	15,857
Gaia Inc.(a)(b)	10,616	109,982
Groupon Inc.(a)	246,530	788,896
GrubHub Inc.(a)(b)	53,010	4,071,698
Lands’ End Inc.(a)(b)	10,501	149,219
Leaf Group Ltd.(a)	6,241	42,751

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Liberty Expedia Holdings Inc., Class A(a)	33,309	$1,302,715
Liquidity Services Inc.(a)	15,712	96,943
Nutrisystem Inc.	16,258	713,401
Overstock.com Inc.(a)(b)	19,324	262,420
PetMed Express Inc.	14,281	332,176
Quotient Technology Inc.(a)(b)	62,279	665,140
Qurate Retail Inc.(a)(b)	264,019	5,153,651
Remark Holdings Inc.(a)(b)	9,983	12,079
Shutterfly Inc.(a)(b)	21,101	849,526
Shutterstock Inc.	10,862	391,141
Stamps.com Inc.(a)	10,606	1,650,718
Stitch Fix Inc., Class A(a)	13,668	233,586
U.S. Auto Parts Network Inc.(a)(b)	10,458	9,517
Wayfair Inc., Class A(a)	35,907	3,234,502

		465,851,141

IT Services — 4.6%
Accenture PLC, Class A	379,642	53,533,318
Akamai Technologies Inc.(a)	102,049	6,233,153
Alithya Group Inc., Class A(a)(b)	6,685	15,843
ALJ Regional Holdings Inc.(a)(b)	6,263	8,205
Alliance Data Systems Corp.	29,087	4,365,377
Automatic Data Processing Inc.	262,145	34,372,452
Black Knight Inc.(a)	87,725	3,952,889
Booz Allen Hamilton Holding Corp.	89,492	4,033,404
Brightcove Inc.(a)	20,708	145,784
Broadridge Financial Solutions Inc.	69,343	6,674,264
CACI International Inc., Class A(a)	15,417	2,220,511
Carbonite Inc.(a)(b)	30,907	780,711
Cardtronics PLC, Class A(a)	26,431	687,206
Cass Information Systems Inc.	6,867	363,402
Cognizant Technology Solutions Corp., Class A	347,888	22,083,930
Computer Task Group Inc.(a)	9,936	40,539
Conduent Inc.(a)	105,845	1,125,132
CoreLogic Inc.(a)	52,947	1,769,489
CSG Systems International Inc.	17,016	540,598
CSP Inc.	681	6,653
DXC Technology Co.	166,774	8,867,374
Endurance International Group Holdings Inc.(a)(b)	37,020	246,183
EPAM Systems Inc.(a)	28,580	3,315,566
Euronet Worldwide Inc.(a)(b)	30,314	3,103,547
Everi Holdings Inc.(a)	37,895	195,159
EVERTEC Inc.	37,346	1,071,830
ExlService Holdings Inc.(a)	20,791	1,094,022
Fidelity National Information Services Inc.	200,238	20,534,407
First Data Corp., Class A(a)	332,263	5,618,567
Fiserv Inc.(a)	245,850	18,067,517
FleetCor Technologies Inc.(a)(b)	54,822	10,181,542
Gartner Inc.(a)	54,205	6,929,567
Genpact Ltd.	81,323	2,194,908
Global Payments Inc.	102,251	10,545,146
GoDaddy Inc., Class A(a)	97,513	6,398,803
GTT Communications Inc.(a)(b)	20,090	475,329
Hackett Group Inc. (The)	15,422	246,906
Information Services Group Inc.(a)(b)	16,891	71,618
Innodata Inc.(a)	15,920	23,880
Inpixon(a)	2	6
Internap Corp.(a)(b)	7,400	30,710
International Business Machines Corp.	542,973	61,719,741
Jack Henry & Associates Inc.	43,917	5,556,379
Leidos Holdings Inc.	84,237	4,440,975

50

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Limelight Networks Inc.(a)	37,622	$88,036
LiveRamp Holdings Inc.(a)(b)	43,644	1,685,968
ManTech International Corp./VA, Class A	15,345	802,467
Mastercard Inc., Class A	544,215	102,666,160
MAXIMUS Inc.	37,562	2,444,911
MoneyGram International Inc.(a)	16,342	32,684
MongoDB Inc.(a)(b)	14,551	1,218,501
NIC Inc.	33,160	413,837
Okta Inc.(a)(b)	46,159	2,944,944
Paychex Inc.	192,955	12,571,018
Payment Data Systems Inc.(a)	908	1,507
PayPal Holdings Inc.(a)	708,316	59,562,292
Perficient Inc.(a)	21,233	472,647
Perspecta Inc.	83,997	1,446,428
PFSweb Inc.(a)	9,899	50,782
PRGX Global Inc.(a)(b)	15,420	146,027
Sabre Corp.	154,088	3,334,464
Science Applications International Corp.	27,162	1,730,219
ServiceSource International Inc.(a)(b)	32,505	35,105
Square Inc., Class A(a)	180,204	10,107,642
StarTek Inc.(a)(b)	6,032	40,113
Steel Connect Inc.(a)(b)	26,833	46,421
Sykes Enterprises Inc.(a)	21,677	536,072
Total System Services Inc.	97,063	7,890,251
Travelport Worldwide Ltd.	83,533	1,304,785
TTEC Holdings Inc.	10,165	290,414
Twilio Inc., Class A(a)	48,102	4,295,509
Unisys Corp.(a)(b)	27,565	320,581
VeriSign Inc.(a)	62,639	9,288,737
Virtusa Corp.(a)	15,986	680,844
Visa Inc., Class A	1,053,858	139,046,025
Western Union Co. (The)	286,062	4,880,218
WEX Inc.(a)	23,465	3,286,508
WidePoint Corp.(a)	43,812	18,270
Worldpay Inc., Class A(a)(b)	182,244	13,928,909

		701,491,838

Leisure Products — 0.1%
Acushnet Holdings Corp.	24,935	525,380
American Outdoor Brands Corp.(a)	31,755	408,369
Brunswick Corp./DE	53,360	2,478,572
Callaway Golf Co.	54,011	826,368
Clarus Corp.	14,718	148,946
Escalade Inc.	5,378	61,578
Hasbro Inc.	68,405	5,557,906
JAKKS Pacific Inc.(a)(b)	10,100	14,847
Johnson Outdoors Inc., Class A	4,680	274,903
Malibu Boats Inc., Class A(a)	10,686	371,873
Marine Products Corp.	1,322	22,355
MasterCraft Boat Holdings Inc.(a)	11,153	208,561
Mattel Inc.(a)	200,121	1,999,209
Nautilus Inc.(a)(b)	16,210	176,689
Polaris Industries Inc.	36,515	2,799,970
Sturm Ruger & Co. Inc.	8,966	477,171
Summer Infant Inc.(a)(b)	6,070	6,374
Vista Outdoor Inc.(a)	39,259	445,590

		16,804,661

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics Inc.(a)(b)	16,914	194,511
Agilent Technologies Inc.	189,038	12,752,504

Security	Shares	Value

Life Sciences Tools & Services (continued)
Bioanalytical Systems Inc.(a)	4,684	$5,949
Bio-Rad Laboratories Inc., Class A(a)	12,298	2,855,842
Bio-Techne Corp.	22,554	3,264,015
Bruker Corp.	64,389	1,916,861
Cambrex Corp.(a)	21,071	795,641
Charles River Laboratories International Inc.(a)	27,885	3,156,024
ChromaDex Corp.(a)(b)	10,415	35,723
Codexis Inc.(a)(b)	25,200	420,840
Enzo Biochem Inc.(a)	22,324	62,061
Fluidigm Corp.(a)(b)	46,982	404,985
Harvard Bioscience Inc.(a)(b)	65,350	207,813
Illumina Inc.(a)	87,004	26,095,110
IQVIA Holdings Inc.(a)	99,948	11,610,959
Luminex Corp.	29,224	675,367
Medpace Holdings Inc.(a)	13,887	735,039
Mettler-Toledo International Inc.(a)	15,161	8,574,758
NanoString Technologies Inc.(a)	26,487	392,802
NeoGenomics Inc.(a)(b)	52,520	662,277
Pacific Biosciences of California Inc.(a)	81,388	602,271
PerkinElmer Inc.	63,791	5,010,783
PRA Health Sciences Inc.(a)	38,115	3,505,055
Syneos Health Inc.(a)	36,895	1,451,818
Thermo Fisher Scientific Inc.	240,785	53,885,275
Waters Corp.(a)(b)	47,699	8,998,416

		148,272,699

Machinery — 1.9%
Actuant Corp., Class A	32,976	692,166
AGCO Corp.	43,615	2,428,047
Alamo Group Inc.	4,632	358,146
Albany International Corp., Class A	16,208	1,011,865
Allison Transmission Holdings Inc.	76,640	3,365,262
Altra Industrial Motion Corp.	31,151	783,448
ARC Group Worldwide Inc.(a)	5,107	5,107
Art’s-Way Manufacturing Co. Inc.(a)	304	608
Astec Industries Inc.	10,747	324,452
Barnes Group Inc.	27,766	1,488,813
Blue Bird Corp.(a)	19,443	353,668
Briggs & Stratton Corp.	26,221	342,971
Caterpillar Inc.	355,134	45,126,877
Chart Industries Inc.(a)	16,759	1,089,838
Chicago Rivet & Machine Co.	125	3,938
CIRCOR International Inc.	10,456	222,713
Colfax Corp.(a)(b)	58,759	1,228,063
Columbus McKinnon Corp./NY	10,967	330,545
Commercial Vehicle Group Inc.(a)	15,864	90,425
Crane Co.	27,448	1,981,197
Cummins Inc.	90,613	12,109,521
Deere & Co.	192,858	28,768,628
DMC Global Inc.	6,160	216,339
Donaldson Co. Inc.	76,264	3,309,095
Douglas Dynamics Inc.	11,913	427,558
Dover Corp.	91,897	6,520,092
Eastern Co. (The)	4,624	111,808
Energy Recovery Inc.(a)(b)	10,102	67,986
EnPro Industries Inc.	11,459	688,686
ESCO Technologies Inc.	16,043	1,058,036
Evoqua Water Technologies Corp.(a)(b)	33,769	324,182
ExOne Co. (The)(a)(b)	5,522	36,556
Federal Signal Corp.	36,876	733,832
Flowserve Corp.	82,287	3,128,552

51

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Fortive Corp.	183,801	$12,435,976
Franklin Electric Co. Inc.	21,620	927,066
FreightCar America Inc.(a)	6,099	40,802
Gardner Denver Holdings Inc.(a)	68,213	1,394,956
Gencor Industries Inc.(a)(b)	5,101	55,958
Global Brass & Copper Holdings Inc.	15,070	379,011
Gorman-Rupp Co. (The)	10,788	349,639
Graco Inc.	96,552	4,040,701
Graham Corp.	5,514	125,940
Greenbrier Companies Inc. (The)	15,854	626,867
Harsco Corp.(a)	47,493	943,211
Hillenbrand Inc.	37,331	1,415,965
Hurco Companies Inc.	4,750	169,575
Hyster-Yale Materials Handling Inc.	5,408	335,080
IDEX Corp.	48,582	6,133,963
Illinois Tool Works Inc.	183,111	23,198,333
Ingersoll-Rand PLC	149,048	13,597,649
ITT Inc.	52,851	2,551,118
Jason Industries Inc.(a)	10,540	14,440
John Bean Technologies Corp.	20,941	1,503,773
Kadant Inc.	5,760	469,210
Kennametal Inc.	47,876	1,593,313
LB Foster Co., Class A(a)	5,511	87,625
Lincoln Electric Holdings Inc.	37,254	2,937,478
Lindsay Corp.	5,635	542,369
Liqtech International Inc.(a)(b)	16,188	22,178
LS Starrett Co. (The), Class A	4,702	24,591
Lydall Inc.(a)	11,215	227,777
Manitex International Inc.(a)	9,990	56,743
Manitowoc Co. Inc. (The)(a)	20,282	299,565
Meritor Inc.(a)	54,479	921,240
Middleby Corp. (The)(a)(b)	32,574	3,346,327
Milacron Holdings Corp.(a)	38,909	462,628
Miller Industries Inc./TN	25,285	682,695
Mueller Industries Inc.	31,888	744,904
Mueller Water Products Inc., Class A	95,944	873,090
Navistar International Corp.(a)	48,103	1,248,273
NN Inc.	15,961	107,098
Nordson Corp.	31,888	3,805,833
Omega Flex Inc.	4,602	248,830
Oshkosh Corp.	43,257	2,652,087
PACCAR Inc.	205,061	11,717,186
Parker-Hannifin Corp.	79,776	11,897,793
Park-Ohio Holdings Corp.	5,296	162,534
Pentair PLC	102,998	3,891,264
Perma-Pipe International Holdings Inc.(a)(b)	5,070	44,363
Proto Labs Inc.(a)	15,395	1,736,402
RBC Bearings Inc.(a)	15,334	2,010,287
REV Group Inc.	11,138	83,646
Rexnord Corp.(a)(b)	58,973	1,353,430
Snap-on Inc.	35,892	5,214,749
Spartan Motors Inc.	20,921	151,259
SPX Corp.(a)	22,215	622,242
SPX FLOW Inc.(a)	26,197	796,913
Standex International Corp.	5,847	392,801
Stanley Black & Decker Inc.	93,094	11,147,076
Sun Hydraulics Corp.	15,825	525,232
Taylor Devices Inc.(a)	702	8,424
Tennant Co.	11,866	618,337
Terex Corp.	38,708	1,067,180

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	38,465	$1,435,514
Titan International Inc.	26,611	124,007
Toro Co. (The)	65,274	3,647,511
TriMas Corp.(a)(b)	26,637	726,924
Trinity Industries Inc.	82,204	1,692,580
Twin Disc Inc.(a)	5,456	80,476
Wabash National Corp.	37,709	493,234
WABCO Holdings Inc.(a)	27,836	2,987,916
Wabtec Corp.(b)	53,234	3,739,688
Watts Water Technologies Inc., Class A	16,117	1,040,030
Welbilt Inc.(a)	80,037	889,211
Woodward Inc.	32,143	2,387,903
Xylem Inc./NY	111,545	7,442,282

		290,451,291

Marine — 0.0%
Genco Shipping & Trading Ltd.(a)(b)	11,851	93,504
Kirby Corp.(a)(b)	31,865	2,146,427
Matson Inc.	21,617	692,176
Pangaea Logistics Solutions Ltd.(a)	5,412	16,398

		2,948,505

Media — 1.4%
AH Belo Corp., Class A	11,015	37,121
Altice USA Inc., Class A	69,524	1,148,537
AMC Networks Inc., Class A(a)(b)	31,852	1,748,038
Beasley Broadcast Group Inc., Class A	904	3,390
Cable One Inc.	3,634	2,980,243
CBS Corp., Class A	5,126	224,775
CBS Corp., Class B, NVS	186,813	8,167,464
Central European Media Enterprises Ltd., Class A(a)(b)	43,129	119,899
Charter Communications Inc., Class A(a)(b)	106,989	30,488,655
Clear Channel Outdoor Holdings Inc., Class A	20,912	108,533
Comcast Corp., Class A	2,728,638	92,910,124
Daily Journal Corp.(a)(b)	181	42,354
Discovery Inc., Class A(a)(b)	95,389	2,359,924
Discovery Inc., Class C, NVS(a)	206,587	4,768,028
DISH Network Corp., Class A(a)	129,907	3,243,778
Emmis Communications Corp., Class A(a)	5,180	16,524
Entercom Communications Corp., Class A	113,576	648,519
Entravision Communications Corp., Class A	32,328	94,074
EW Scripps Co. (The), Class A, NVS	31,559	496,423
Gannett Co. Inc.	96,600	823,998
GCI Liberty Inc., Class A(a)	60,760	2,500,882
Gray Television Inc.(a)	37,865	558,130
Harte-Hanks Inc.(a)	2,073	5,017
Hemisphere Media Group Inc.(a)(b)	5,536	67,207
Insignia Systems Inc.(a)	6,068	9,041
Interpublic Group of Companies Inc. (The)	234,916	4,846,317
John Wiley & Sons Inc., Class A	27,155	1,275,470
Lee Enterprises Inc.(a)(b)	32,252	68,052
Liberty Broadband Corp., Class A(a)(b)	15,557	1,117,148
Liberty Broadband Corp., Class C, NVS(a)(b)	90,323	6,505,966
Liberty Global PLC, Class A(a)(b)	140,971	3,008,321
Liberty Global PLC, Class C, NVS(a)(b)	340,588	7,029,736
Liberty Latin America Ltd., Class A(a)	31,290	453,079
Liberty Latin America Ltd., Class C, NVS(a)(b)	63,851	930,309
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	54,558	2,007,734
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	108,040	3,995,319

52

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Loral Space & Communications Inc.(a)(b)	13	$484
Marchex Inc., Class B	16,203	42,938
McClatchy Co. (The), Class A(a)	4,694	35,909
Meredith Corp.	22,744	1,181,323
MSG Networks Inc., Class A(a)	42,934	1,011,525
National CineMedia Inc.	53,526	346,849
New Media Investment Group Inc.	21,816	252,411
New York Times Co. (The), Class A(b)	89,216	1,988,625
News Corp., Class A, NVS	224,240	2,545,124
News Corp., Class B	68,744	793,993
Nexstar Media Group Inc., Class A	31,003	2,438,076
Omnicom Group Inc.	134,286	9,835,107
Saga Communications Inc., Class A	4,508	149,801
Salem Media Group Inc.	6,160	12,874
Scholastic Corp., NVS	15,919	640,899
Sinclair Broadcast Group Inc., Class A	38,408	1,011,667
Sirius XM Holdings Inc.(b)	817,771	4,669,472
SPAR Group Inc.(a)(b)	4,712	2,365
TechTarget Inc.(a)(b)	10,599	129,414
TEGNA Inc.	127,911	1,390,393
Townsquare Media Inc., Class A	5,544	22,620
Tribune Media Co., Class A	43,891	1,991,774
Tribune Publishing Co.(a)(b)	4,145	47,004
Urban One Inc., NVS(a)(b)	16,432	26,456
Urban One Inc., Class A(a)	233	487
Xcel Brands Inc.(a)	315	356

		215,376,075

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)	188,697	424,568
Alcoa Corp.(a)	101,363	2,694,229
Allegheny Technologies Inc.(a)(b)	71,882	1,564,871
Ampco-Pittsburgh Corp.(a)	5,298	16,424
Carpenter Technology Corp.	27,158	967,096
Century Aluminum Co.(a)(b)	33,253	243,079
Cleveland-Cliffs Inc.(a)(b)	201,303	1,548,020
Coeur Mining Inc.(a)(b)	176,600	789,402
Commercial Metals Co.	65,250	1,045,305
Compass Minerals International Inc.	21,902	913,094
Comstock Mining Inc.(a)(b)	15,127	2,012
Freeport-McMoRan Inc.	842,809	8,689,361
Friedman Industries Inc.	5,107	36,004
General Moly Inc.(a)	58,880	13,230
Gold Resource Corp.	32,291	129,164
Golden Minerals Co.(a)(b)	54,444	11,918
Haynes International Inc.	6,069	160,222
Hecla Mining Co.(b)	348,366	822,144
Kaiser Aluminum Corp.	11,446	1,022,013
Materion Corp.	16,848	757,992
McEwen Mining Inc.(b)	255,970	465,865
Newmont Mining Corp.	315,081	10,917,557
Nucor Corp.	187,684	9,723,908
Olympic Steel Inc.	5,391	76,930
Paramount Gold Nevada Corp.(a)	4,756	3,948
Pershing Gold Corp.(a)	10,653	11,292
Reliance Steel & Aluminum Co.	43,328	3,083,654
Royal Gold Inc.	40,070	3,431,996
Ryerson Holding Corp.(a)(b)	10,024	63,552
Schnitzer Steel Industries Inc., Class A	15,962	343,981
Solitario Zinc Corp.(a)(b)	21,280	4,943
Steel Dynamics Inc.	140,082	4,208,063

Security	Shares	Value

Metals & Mining (continued)
SunCoke Energy Inc.(a)	37,588	$321,377
Synalloy Corp.	5,466	90,681
TimkenSteel Corp.(a)	21,655	189,265
U.S. Antimony Corp.(a)(b)	42,366	24,572
U.S. Steel Corp.	102,676	1,872,810
Universal Stainless & Alloy Products Inc.(a)	5,105	82,752
Warrior Met Coal Inc.	23,089	556,676
Worthington Industries Inc.	26,777	932,911

		58,256,881

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	10,135	161,450
AGNC Investment Corp.	297,778	5,223,026
Annaly Capital Management Inc.(b)	724,310	7,112,724
Anworth Mortgage Asset Corp.	37,317	150,761
Apollo Commercial Real Estate Finance Inc.(b)	114,210	1,902,739
Arbor Realty Trust Inc.(b)	19,283	194,180
Ares Commercial Real Estate Corp.	14,863	193,813
ARMOUR Residential REIT Inc.	17,985	368,692
Blackstone Mortgage Trust Inc., Class A(b)	69,150	2,203,119
Capstead Mortgage Corp.	37,015	246,890
Cherry Hill Mortgage Investment Corp.	4,734	83,034
Chimera Investment Corp.	112,327	2,001,667
Colony Credit Real Estate Inc.	49,775	785,947
Dynex Capital Inc.(b)	27,083	154,915
Ellington Residential Mortgage REIT	4,752	48,613
Exantas Capital Corp.	15,336	153,667
Granite Point Mortgage Trust Inc.	37,720	680,092
Great Ajax Corp.	10,456	125,995
Hunt Companies Finance Trust Inc.(b)	9,686	27,702
Invesco Mortgage Capital Inc.	79,084	1,145,136
Ladder Capital Corp.	84,649	1,309,520
Manhattan Bridge Capital Inc.	879	4,949
MFA Financial Inc.	251,867	1,682,472
New Residential Investment Corp.	232,745	3,307,306
New York Mortgage Trust Inc.(b)	53,413	314,603
Orchid Island Capital Inc.(b)	133,147	850,809
Owens Realty Mortgage Inc.(b)	5,431	102,048
PennyMac Mortgage Investment Trust(d)	36,400	677,768
Ready Capital Corp.(b)	1,973	27,287
Redwood Trust Inc.(b)	100,394	1,512,938
Starwood Property Trust Inc.	150,673	2,969,765
Two Harbors Investment Corp.	155,893	2,001,666
Western Asset Mortgage Capital Corp.	17,896	149,253

		37,874,546

Multi-Utilities — 1.0%
Ameren Corp.	145,416	9,485,486
Avista Corp.	38,790	1,647,799
Black Hills Corp.	31,429	1,973,113
CenterPoint Energy Inc.	289,908	8,184,103
CMS Energy Corp.	161,376	8,012,318
Consolidated Edison Inc.	183,576	14,036,221
Dominion Energy Inc.	393,323	28,106,862
DTE Energy Co.	106,198	11,713,639
MDU Resources Group Inc.	113,034	2,694,731
NiSource Inc.	212,969	5,398,764
NorthWestern Corp.	43,250	2,570,780
Public Service Enterprise Group Inc.	300,902	15,661,949
SCANA Corp.	84,406	4,032,919
Sempra Energy	163,065	17,642,002

53

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Unitil Corp.	6,149	$311,385
Vectren Corp.	52,264	3,761,963
WEC Energy Group Inc.	195,320	13,527,863

		148,761,897

Multiline Retail — 0.5%
Big Lots Inc.	27,983	809,268
Dillard’s Inc., Class A(b)	12,094	729,389
Dollar General Corp.	154,958	16,747,861
Dollar Tree Inc.(a)	141,612	12,790,396
Fred’s Inc., Class A(a)	11,510	21,754
JC Penney Co. Inc.(a)(b)	218,871	227,626
Kohl’s Corp.	100,311	6,654,632
Macy’s Inc.	178,064	5,302,746
Nordstrom Inc.	63,802	2,973,811
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	30,208	2,009,134
Target Corp.	311,153	20,564,102
Tuesday Morning Corp.(a)(b)	26,635	45,279

		68,875,998

Oil, Gas & Consumable Fuels — 4.4%
Abraxas Petroleum Corp.(a)(b)	188,985	205,994
Adams Resources & Energy Inc.	606	23,458
Aemetis Inc.(a)(b)	6,197	3,758
Alta Mesa Resources Inc., Class A(a)(b)	52,486	52,486
Anadarko Petroleum Corp.	307,373	13,475,232
Antero Resources Corp.(a)	112,227	1,053,812
Apache Corp.	220,201	5,780,276
Approach Resources Inc.(a)(b)	65,058	56,731
Arch Coal Inc., Class A	12,560	1,042,354
Barnwell Industries Inc.(a)	747	993
Berry Petroleum Corp.	21,548	188,545
Bonanza Creek Energy Inc.(a)	12,169	251,533
Cabot Oil & Gas Corp.	268,261	5,995,633
California Resources Corp.(a)(b)	26,502	451,594
Callon Petroleum Co.(a)(b)	154,544	1,002,991
Camber Energy Inc.(a)	47	56
Carrizo Oil & Gas Inc.(a)	55,290	624,224
Centennial Resource Development Inc./DE, Class A(a)(b)	103,588	1,141,540
Centrus Energy Corp., Class A(a)	4,753	8,033
Cheniere Energy Inc.(a)	135,081	7,995,444
Chesapeake Energy Corp.(a)(b)	497,957	1,045,710
Chevron Corp.	1,145,101	124,575,538
Cimarex Energy Co.	53,302	3,286,068
Clean Energy Fuels Corp.(a)(b)	69,775	120,013
Cloud Peak Energy Inc.(a)(b)	38,330	14,040
CNX Resources Corp.(a)	129,918	1,483,664
Comstock Resources Inc.(a)(b)	12,674	57,413
Concho Resources Inc.(a)	116,866	12,012,656
ConocoPhillips	685,982	42,770,978
CONSOL Energy Inc.(a)	16,239	514,939
Contango Oil & Gas Co.(a)(b)	49,092	159,549
Continental Resources Inc./OK(a)	48,623	1,954,158
CVR Energy Inc.	15,978	550,921
Delek U.S. Holdings Inc.	46,643	1,516,364
Denbury Resources Inc.(a)	285,679	488,511
Devon Energy Corp.	284,695	6,417,025
Diamondback Energy Inc.	93,002	8,621,285
Dorian LPG Ltd.(a)	1,941	11,316
Earthstone Energy Inc., Class A(a)(b)	20,639	93,288

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Eclipse Resources Corp.(a)(b)	181,455	$190,528
EOG Resources Inc.	343,656	29,970,240
EP Energy Corp., Class A(a)	106,114	74,280
EQT Corp.	150,576	2,844,381
Equitrans Midstream Corp.(a)(b)	120,315	2,408,706
Evolution Petroleum Corp.	81,019	552,550
Extraction Oil & Gas Inc.(a)(b)	57,404	246,263
Exxon Mobil Corp.	2,533,729	172,774,980
Gevo Inc.(a)(b)	262	514
Green Plains Inc.	37,289	488,859
Gulfport Energy Corp.(a)(b)	107,488	704,046
Halcon Resources Corp.(a)(b)	87,738	149,155
Hallador Energy Co.	10,625	53,869
Harvest Natural Resources Inc.(a)(c)	8,626	3,019
Hess Corp.	154,580	6,260,490
HighPoint Resources Corp.(a)(b)	70,175	174,736
HollyFrontier Corp.	97,040	4,960,685
Houston American Energy Corp.(a)(b)	22,123	4,186
International Seaways Inc.(a)(b)	32,561	548,327
Isramco Inc.(a)	145	17,182
Jagged Peak Energy Inc.(a)(b)	59,946	546,708
Kinder Morgan Inc./DE	1,135,890	17,469,988
Kosmos Energy Ltd.(a)	199,821	813,271
Laredo Petroleum Inc.(a)	129,163	467,570
Magnolia Oil & Gas Corp.(a)(b)	54,184	607,403
Marathon Oil Corp.	498,426	7,147,429
Marathon Petroleum Corp.	407,139	24,025,272
Matador Resources Co.(a)(b)	75,498	1,172,484
Murphy Oil Corp.	97,252	2,274,724
NACCO Industries Inc., Class A	14	475
Newfield Exploration Co.(a)	107,246	1,572,226
Noble Energy Inc.	279,788	5,248,823
Northern Oil and Gas Inc.(a)	100,657	227,485
Oasis Petroleum Inc.(a)(b)	162,609	899,228
Occidental Petroleum Corp.	450,651	27,660,958
ONEOK Inc.	245,395	13,239,060
Overseas Shipholding Group Inc., Series A(a)	1,987	3,298
Pacific Ethanol Inc.(a)(b)	32,993	28,407
Panhandle Oil and Gas Inc., Class A	32,122	497,891
Par Pacific Holdings Inc.(a)	14,495	205,539
Parsley Energy Inc., Class A(a)	149,569	2,390,113
PBF Energy Inc., Class A	71,444	2,334,075
PDC Energy Inc.(a)	47,031	1,399,643
Peabody Energy Corp.	49,620	1,512,418
PEDEVCO Corp.(a)(b)	1,000	757
Penn Virginia Corp.(a)(b)	8,503	459,672
Phillips 66	250,965	21,620,635
Pioneer Natural Resources Co.	102,019	13,417,539
PrimeEnergy Corp.(a)(b)	174	12,065
QEP Resources Inc.(a)	178,016	1,002,230
Range Resources Corp.	129,661	1,240,856
Renewable Energy Group Inc.(a)	25,523	655,941
Resolute Energy Corp.(a)(b)	10,157	294,350
REX American Resources Corp.(a)	5,773	393,199
Ring Energy Inc.(a)(b)	58,332	296,327
Sanchez Energy Corp.(a)(b)	17,614	4,756
SandRidge Energy Inc.(a)	11,065	84,205
SemGroup Corp., Class A	55,175	760,311
SM Energy Co.(b)	73,910	1,144,127
Southwestern Energy Co.(a)	323,388	1,102,753

54

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SRC Energy Inc.(a)	171,901	$807,935
Talos Energy Inc.(a)	9,868	161,046
Targa Resources Corp.	134,723	4,852,722
Tellurian Inc.(a)(b)	57,705	401,050
Torchlight Energy Resources Inc.(a)(b)	128,743	72,650
TransAtlantic Petroleum Ltd.(a)(b)	106,679	110,946
U.S. Energy Corp. Wyoming(a)	658	441
Ultra Petroleum Corp.(a)(b)	118,533	90,097
Uranium Energy Corp.(a)(b)	237,743	297,179
VAALCO Energy Inc.(a)	144,433	212,316
Valero Energy Corp.	255,805	19,177,701
Vertex Energy Inc.(a)(b)	10,451	10,660
W&T Offshore Inc.(a)	55,721	229,571
Westwater Resources Inc.(a)	577	81
Whiting Petroleum Corp.(a)	56,802	1,288,837
Williams Companies Inc. (The)	708,752	15,627,982
World Fuel Services Corp.	43,751	936,709
WPX Energy Inc.(a)	240,451	2,729,119
Yuma Energy Inc.(a)(b)	729	109
Zion Oil & Gas Inc.(a)(b)	69,189	28,879

		668,745,360

Paper & Forest Products — 0.0%
Boise Cascade Co.	21,665	516,710
Clearwater Paper Corp.(a)(b)	10,615	258,687
Domtar Corp.	38,083	1,337,856
Louisiana-Pacific Corp.	81,518	1,811,330
Mercer International Inc.	26,094	272,421
Neenah Inc.	10,450	615,714
PH Glatfelter Co.	26,134	255,068
Resolute Forest Products Inc.	69,648	552,309
Schweitzer-Mauduit International Inc.	16,757	419,763
Verso Corp., Class A(a)	20,278	454,227

		6,494,085

Personal Products — 0.2%
Avon Products Inc.(a)	253,342	385,080
CCA Industries Inc.(a)	5,121	11,266
Coty Inc., Class A	289,355	1,898,169
Cyanotech Corp.(a)	812	2,452
DS Healthcare Group Inc.(a)(c)	2,605	—
Edgewell Personal Care Co.(a)	33,017	1,233,185
elf Beauty Inc.(a)(b)	15,848	137,244
Estee Lauder Companies Inc. (The), Class A	133,999	17,433,270
Herbalife Nutrition Ltd.(a)(b)	65,388	3,854,623
Inter Parfums Inc.	10,547	691,567
Lifevantage Corp.(a)	9,873	130,225
Mannatech Inc.	256	4,813
Medifast Inc.	6,875	859,512
MYOS RENS Technology Inc.(a)(b)	307	436
Natural Alternatives International Inc.(a)	880	8,650
Natural Health Trends Corp.(b)	5,091	94,133
Nature’s Sunshine Products Inc.(a)	5,329	43,431
Nu Skin Enterprises Inc., Class A	32,395	1,986,785
Reliv International Inc.(a)	258	967
Revlon Inc., Class A(a)(b)	5,622	141,618
United-Guardian Inc.	10,318	189,232
USANA Health Sciences Inc.(a)(b)	10,215	1,202,612
Veru Inc.(a)(b)	11,539	16,155

		30,325,425

Security	Shares	Value

Pharmaceuticals — 4.6%
AcelRx Pharmaceuticals Inc.(a)(b)	60,722	$140,268
Acer Therapeutics Inc.(a)(b)	368	7,404
Aclaris Therapeutics Inc.(a)(b)	38,813	286,828
Adamis Pharmaceuticals Corp.(a)	6,115	13,759
Aerie Pharmaceuticals Inc.(a)(b)	24,631	889,179
Agile Therapeutics Inc.(a)(b)	26,645	15,345
Akcea Therapeutics Inc.(a)(b)	15,126	455,898
Akorn Inc.(a)(b)	58,481	198,251
Alimera Sciences Inc.(a)(b)	107,170	76,959
Allergan PLC	190,700	25,488,962
Amneal Pharmaceuticals Inc.(a)(b)	43,859	593,412
Amphastar Pharmaceuticals Inc.(a)(b)	26,951	536,325
Ampio Pharmaceuticals Inc.(a)(b)	156,156	61,650
ANI Pharmaceuticals Inc.(a)	5,545	249,636
Apricus Biosciences Inc.(a)	1,280	246
Apyx Medical Corp.(a)	15,943	103,311
Aradigm Corp.(a)(b)	5,600	1,792
Aratana Therapeutics Inc.(a)	26,628	163,230
Assembly Biosciences Inc.(a)	14,425	326,294
Assertio Therapeutics Inc.(a)	38,001	137,184
Axsome Therapeutics Inc.(a)(b)	10,348	29,181
BioDelivery Sciences International Inc.(a)(b)	69,908	258,660
Bio-Path Holdings Inc.(a)(b)	5,030	880
BioPharmX Corp.(a)	5,568	601
Bristol-Myers Squibb Co.	974,618	50,660,644
Catalent Inc.(a)	75,576	2,356,460
Cerecor Inc.(a)(b)	4,858	15,691
Chiasma Inc.(a)	4,764	14,816
Collegium Pharmaceutical Inc.(a)(b)	20,775	356,707
ContraVir Pharmaceuticals Inc.(a)(b)	5,284	1,490
Corcept Therapeutics Inc.(a)(b)	63,494	848,280
CorMedix Inc.(a)(b)	21,511	27,749
Cumberland Pharmaceuticals Inc.(a)(b)	6,179	38,928
Cymabay Therapeutics Inc.(a)	30,730	241,845
Dermira Inc.(a)(b)	16,349	117,549
Durect Corp.(a)	63,809	30,826
Elanco Animal Health Inc.(a)	39,126	1,233,643
Eli Lilly & Co.	571,254	66,105,513
Endo International PLC(a)	112,265	819,534
Evofem Biosciences Inc.(a)	574	2,405
Evoke Pharma Inc.(a)(b)	43,412	107,662
EyeGate Pharmaceuticals Inc.(a)	635	295
EyePoint Pharmaceuticals Inc.(a)(b)	16,787	31,727
Flex Pharma Inc.(a)(b)	16,986	5,604
Harrow Health Inc.(a)(b)	38,358	218,257
Horizon Pharma PLC(a)	101,917	1,991,458
Innoviva Inc.(a)	48,607	848,192
Intersect ENT Inc.(a)(b)	15,474	436,057
Intra-Cellular Therapies Inc.(a)	22,287	253,849
Jaguar Health Inc.(a)(b)	6,922	1,584
Jazz Pharmaceuticals PLC(a)	37,726	4,676,515
Johnson & Johnson	1,606,705	207,345,280
KemPharm Inc.(a)	4,596	8,181
Lannett Co. Inc.(a)(b)	21,418	106,233
Lipocine Inc.(a)	48,331	62,830
Mallinckrodt PLC(a)(b)	55,343	874,419
Marinus Pharmaceuticals Inc.(a)(b)	69,298	198,885
Medicines Co. (The)(a)(b)	48,074	920,136
Melinta Therapeutics Inc.(a)(b)	9,004	7,137
Merck & Co. Inc.	1,559,519	119,162,847

55

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Mylan NV(a)	308,501	$8,452,927
MyoKardia Inc.(a)(b)	21,969	1,073,405
Nektar Therapeutics(a)	105,478	3,467,062
Neos Therapeutics Inc.(a)	41,961	69,236
NovaBay Pharmaceuticals Inc.(a)	657	508
Novus Therapeutics Inc.(a)(b)	317	507
Ocular Therapeutix Inc.(a)	26,202	104,284
Omeros Corp.(a)(b)	32,489	361,927
Onconova Therapeutics Inc.(a)	31	65
Otonomy Inc.(a)(b)	11,399	21,088
Pacira Pharmaceuticals Inc./DE(a)	27,579	1,186,449
Pain Therapeutics Inc.(a)(b)	4,096	3,482
Paratek Pharmaceuticals Inc.(a)(b)	10,416	53,434
Pernix Therapeutics Holdings Inc.(a)(b)	37,790	15,872
Perrigo Co. PLC	77,958	3,020,872
Pfizer Inc.	3,486,822	152,199,780
Phibro Animal Health Corp., Class A	15,693	504,687
PLx Pharma Inc.(a)	348	532
Prestige Consumer Healthcare Inc.(a)(b)	32,051	989,735
ProPhase Labs Inc.	123	389
Pulmatrix Inc.(a)	155	37
Reata Pharmaceuticals Inc., Class A(a)(b)	10,989	616,483
Revance Therapeutics Inc.(a)(b)	22,183	446,544
Ritter Pharmaceuticals Inc.(a)(b)	10,801	6,481
SCYNEXIS Inc.(a)(b)	54,167	26,092
Sonoma Pharmaceuticals Inc.(a)	4,474	3,188
Supernus Pharmaceuticals Inc.(a)	31,689	1,052,709
Teligent Inc.(a)(b)	38,516	52,767
Tetraphase Pharmaceuticals Inc.(a)	64,178	72,521
TherapeuticsMD Inc.(a)(b)	156,112	594,787
Theravance Biopharma Inc.(a)(b)	26,695	683,125
Titan Pharmaceuticals Inc.(a)(b)	10,698	2,386
VIVUS Inc.(a)(b)	8,870	19,780
WaVe Life Sciences Ltd.(a)	13,327	560,267
Zoetis Inc.	289,391	24,754,506
Zogenix Inc.(a)(b)	25,664	935,709
Zynerba Pharmaceuticals Inc.(a)	6,314	18,753

		691,536,859

Professional Services — 0.5%
Acacia Research Corp.(a)	8,453	25,190
ASGN Inc.(a)	32,463	1,769,233
Barrett Business Services Inc.	5,078	290,715
CBIZ Inc.(a)	27,522	542,183
CoStar Group Inc.(a)	22,422	7,563,837
CRA International Inc.	5,324	226,536
DLH Holdings Corp.(a)	819	3,874
Dun & Bradstreet Corp. (The)	24,518	3,499,699
Equifax Inc.	70,781	6,591,835
Exponent Inc.	31,508	1,597,771
Forrester Research Inc.	5,469	244,464
Franklin Covey Co.(a)(b)	9,941	221,983
FTI Consulting Inc.(a)(b)	22,370	1,490,737
GEE Group Inc.(a)(b)	802	564
GP Strategies Corp.(a)	10,501	132,418
Heidrick & Struggles International Inc.	10,572	329,741
Hudson Global Inc.(a)	16,791	22,668
Huron Consulting Group Inc.(a)	11,421	586,012
ICF International Inc.	10,805	699,948
IHS Markit Ltd.(a)(b)	213,879	10,259,776
InnerWorkings Inc.(a)(b)	21,701	81,162

Security	Shares	Value

Professional Services (continued)
Insperity Inc.	20,534	$1,917,054
Kelly Services Inc., Class A, NVS	16,365	335,155
Kforce Inc.	15,498	479,198
Korn/Ferry International	32,569	1,287,778
Lightbridge Corp.(a)(b)	4,568	2,490
ManpowerGroup Inc.	42,479	2,752,639
Marathon Patent Group Inc.(a)(b)	1,210	438
Mastech Digital Inc.(a)	1,268	7,988
Mistras Group Inc.(a)	10,163	146,144
Navigant Consulting Inc.	26,982	648,917
Nielsen Holdings PLC	209,908	4,897,154
RCM Technologies Inc.(a)	5,685	17,624
Resources Connection Inc.	21,440	304,448
Robert Half International Inc.	75,412	4,313,566
Spherix Inc.(a)	238	153
TransUnion	110,765	6,291,452
TriNet Group Inc.(a)	26,179	1,098,209
TrueBlue Inc.(a)	22,368	497,688
Verisk Analytics Inc.(a)	91,245	9,949,355
Volt Information Sciences Inc.(a)(b)	5,540	11,911
WageWorks Inc.(a)	27,276	740,816
Willdan Group Inc.(a)(b)	5,084	177,838

		72,058,361

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	5,942	133,636
American Realty Investors Inc.(a)(b)	779	9,402
CBRE Group Inc., Class A(a)	185,366	7,422,055
CKX Lands Inc.	229	2,361
Consolidated-Tomoka Land Co.(b)	4,646	243,915
Forestar Group Inc.(a)(b)	1,009	13,975
FRP Holdings Inc.(a)	4,668	214,775
Griffin Industrial Realty Inc.	642	20,480
HFF Inc., Class A	21,186	702,528
Howard Hughes Corp. (The)(a)	21,409	2,089,947
Income Opportunity Realty Investors Inc.(a)	108	1,152
InterGroup Corp. (The)(a)(b)	126	4,055
Jones Lang LaSalle Inc.	25,708	3,254,633
JW Mays Inc.(a)	106	4,103
Kennedy-Wilson Holdings Inc.	79,566	1,445,714
Marcus & Millichap Inc.(a)	15,439	530,021
Maui Land & Pineapple Co. Inc.(a)(b)	5,060	50,195
Newmark Group Inc., Class A	114,418	917,632
Rafael Holdings Inc., Class B(a)	15	119
RE/MAX Holdings Inc., Class A	10,508	323,121
Realogy Holdings Corp.(b)	81,286	1,193,278
Redfin Corp.(a)(b)	42,738	615,427
RMR Group Inc. (The), Class A	4,784	253,935
St. Joe Co. (The)(a)(b)	34,085	448,899
Stratus Properties Inc.(a)(b)	4,650	111,507
Tejon Ranch Co.(a)(b)	8,406	139,371
Transcontinental Realty Investors Inc.(a)	269	7,618

		20,153,854

Road & Rail — 1.0%
AMERCO	4,746	1,557,210
ArcBest Corp.	15,366	526,439
Avis Budget Group Inc.(a)(b)	46,369	1,042,375
Covenant Transportation Group Inc., Class A(a)	6,011	115,411
CSX Corp.	489,051	30,384,739
Genesee & Wyoming Inc., Class A(a)	37,255	2,757,615

56

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Heartland Express Inc.(b)	21,336	$390,449
Hertz Global Holdings Inc.(a)(b)	37,341	509,705
JB Hunt Transport Services Inc.	53,021	4,933,074
Kansas City Southern	63,479	6,059,070
Knight-Swift Transportation Holdings Inc.	71,204	1,785,084
Landstar System Inc.	22,470	2,149,705
Marten Transport Ltd.	22,414	362,883
Norfolk Southern Corp.	168,165	25,147,394
Old Dominion Freight Line Inc.	38,382	4,739,793
PAM Transportation Services Inc.(a)	673	26,523
Patriot Transportation Holding Inc.(a)(b)	681	13,273
Roadrunner Transportation Systems Inc.(a)	16,752	8,311
Ryder System Inc.	31,866	1,534,348
Saia Inc.(a)	15,438	861,749
Schneider National Inc., Class B	26,796	500,281
Union Pacific Corp.	438,676	60,638,183
Universal Logistics Holdings Inc.	5,176	93,634
USA Truck Inc.(a)	5,247	78,548
Werner Enterprises Inc.	26,748	790,136
YRC Worldwide Inc.(a)(b)	20,601	64,893

		147,070,825

Semiconductors & Semiconductor Equipment — 3.5%
Adesto Technologies Corp.(a)(b)	4,654	20,478
Advanced Energy Industries Inc.(a)(b)	26,366	1,131,892
Advanced Micro Devices Inc.(a)(b)	529,020	9,765,709
Aehr Test Systems(a)(b)	9,861	13,904
Alpha & Omega Semiconductor Ltd.(a)	27	275
Amkor Technology Inc.(a)(b)	102,310	671,154
Amtech Systems Inc.(a)(b)	5,522	25,015
Analog Devices Inc.	219,061	18,802,006
Applied Materials Inc.	590,132	19,320,922
Axcelis Technologies Inc.(a)	16,223	288,769
AXT Inc.(a)(b)	21,277	92,555
Broadcom Inc.	247,943	63,046,946
Brooks Automation Inc.	42,361	1,109,011
Cabot Microelectronics Corp.	22,749	2,169,117
CEVA Inc.(a)	10,997	242,924
Cirrus Logic Inc.(a)	37,064	1,229,784
Cohu Inc.	21,046	338,209
Cree Inc.(a)(b)	59,076	2,526,976
CVD Equipment Corp.(a)	4,630	16,436
CyberOptics Corp.(a)	5,061	89,225
Cypress Semiconductor Corp.	208,958	2,657,946
Diodes Inc.(a)	21,687	699,623
DSP Group Inc.(a)(b)	26	291
Entegris Inc.	81,316	2,268,310
First Solar Inc.(a)	47,016	1,996,064
FormFactor Inc.(a)	42,638	600,769
GSI Technology Inc.(a)(b)	10,861	55,826
Ichor Holdings Ltd.(a)(b)	12,123	197,605
Impinj Inc.(a)(b)	18,244	265,450
Inphi Corp.(a)(b)	21,523	691,964
Integrated Device Technology Inc.(a)	79,873	3,868,249
Intel Corp.	2,749,931	129,054,262
Intermolecular Inc.(a)(b)	16,012	16,172
inTEST Corp.(a)(b)	5,159	31,625
KLA-Tencor Corp.	92,086	8,240,776
Kopin Corp.(a)(b)	36,903	36,866
Kulicke & Soffa Industries Inc.	42,126	853,894
Lam Research Corp.	94,839	12,914,227

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.(a)	69,115	$478,276
MACOM Technology Solutions Holdings Inc.(a)(b)	25,012	362,924
Marvell Technology Group Ltd.	348,736	5,646,036
Maxim Integrated Products Inc.	166,018	8,442,015
MaxLinear Inc.(a)(b)	32,024	563,622
Microchip Technology Inc.	138,265	9,944,019
Micron Technology Inc.(a)	692,687	21,978,958
MKS Instruments Inc.	35,777	2,311,552
Monolithic Power Systems Inc.	25,700	2,987,625
MoSys Inc.(a)	4,545	756
Nanometrics Inc.(a)	15,304	418,258
NeoPhotonics Corp.(a)(b)	16,141	104,594
NVE Corp.	4,489	392,967
NVIDIA Corp.	362,922	48,450,087
ON Semiconductor Corp.(a)(b)	244,299	4,033,376
PDF Solutions Inc.(a)(b)	15,906	134,088
Photronics Inc.(a)	37,790	365,807
Pixelworks Inc.(a)(b)	15,900	46,110
Power Integrations Inc.	22,813	1,391,137
Qorvo Inc.(a)	74,857	4,546,066
QUALCOMM Inc.	723,572	41,178,482
QuickLogic Corp.(a)(b)	37,355	27,419
Rambus Inc.(a)	64,388	493,856
Rubicon Technology Inc.(a)	842	6,652
Rudolph Technologies Inc.(a)	16,814	344,183
Semtech Corp.(a)	37,513	1,720,721
Silicon Laboratories Inc.(a)(b)	21,853	1,722,235
Skyworks Solutions Inc.	108,086	7,243,924
SolarEdge Technologies Inc.(a)(b)	28,716	1,007,932
SunPower Corp.(a)(b)	65,997	328,005
Synaptics Inc.(a)(b)	21,501	800,052
Teradyne Inc.	118,076	3,705,225
Texas Instruments Inc.	577,078	54,533,871
Trio-Tech International(a)	311	765
Ultra Clean Holdings Inc.(a)(b)	20,708	175,397
Universal Display Corp.(b)	26,136	2,445,545
Veeco Instruments Inc.(a)	26,902	199,344
Versum Materials Inc.	63,905	1,771,447
Xilinx Inc.	149,738	12,753,185
Xperi Corp.	31,765	584,158

		528,991,897

Software — 6.4%
2U Inc.(a)(b)	39,877	1,982,684
8x8 Inc.(a)	71,750	1,294,370
A10 Networks Inc.(a)(b)	21,780	135,907
ACI Worldwide Inc.(a)	69,064	1,911,001
Adobe Inc.(a)	294,030	66,521,347
Agilysys Inc.(a)	10,093	144,734
Alarm.com Holdings Inc.(a)(b)	21,770	1,129,210
Altair Engineering Inc., Class A(a)	15,003	413,783
Alteryx Inc., Class A(a)(b)	15,752	936,771
Amber Road Inc.(a)(b)	6,112	50,302
American Software Inc./GA, Class A	15,930	166,469
ANSYS Inc.(a)	49,246	7,039,223
Appfolio Inc., Class A(a)	5,513	326,480
Appian Corp.(a)	23,241	620,767
Apptio Inc., Class A(a)	24,250	920,530
Aspen Technology Inc.(a)	46,351	3,809,125
Asure Software Inc.(a)(b)	4,356	22,128
Autodesk Inc.(a)	133,284	17,141,655

57

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Avaya Holdings Corp.(a)	61,243	$891,698
Aware Inc./MA(a)(b)	10,761	38,847
Benefitfocus Inc.(a)	14,021	641,040
Blackbaud Inc.	27,061	1,702,137
Blackline Inc.(a)(b)	19,808	811,138
Bottomline Technologies de Inc.(a)	21,575	1,035,600
Box Inc., Class A(a)(b)	92,974	1,569,401
BroadVision Inc.(a)	885	1,009
BSQUARE Corp.(a)	5,677	8,799
Cadence Design Systems Inc.(a)	172,876	7,516,649
CDK Global Inc.	79,539	3,808,327
ChannelAdvisor Corp.(a)	15,252	173,110
Cision Ltd.(a)	48,690	569,673
Citrix Systems Inc.	76,637	7,852,227
Cloudera Inc.(a)	77,416	856,221
CommVault Systems Inc.(a)	26,967	1,593,480
Cornerstone OnDemand Inc.(a)	32,167	1,622,182
Coupa Software Inc.(a)	29,289	1,841,107
Digimarc Corp.(a)	5,339	77,416
Digital Turbine Inc.(a)(b)	31,558	57,751
DocuSign Inc.(a)(b)	12,442	498,675
Domo Inc., Class B(a)(b)	4,856	95,323
Dropbox Inc., Class A(a)(b)	66,550	1,359,617
Ebix Inc.(b)	15,880	675,853
eGain Corp.(a)	10,725	70,463
Ellie Mae Inc.(a)(b)	21,851	1,372,898
Envestnet Inc.(a)(b)	36,922	1,816,193
Everbridge Inc.(a)(b)	14,751	837,267
Evolving Systems Inc.(a)	5,467	6,478
Fair Isaac Corp.(a)	16,789	3,139,543
Finjan Holdings Inc.(a)(b)	4,710	11,822
FireEye Inc.(a)	128,411	2,081,542
Five9 Inc.(a)	31,272	1,367,212
ForeScout Technologies Inc.(a)	11,998	311,828
Fortinet Inc.(a)(b)	85,481	6,020,427
Fusion Connect Inc.(a)(b)	3,713	6,238
GlobalSCAPE Inc.	8,817	39,500
GSE Systems Inc.(a)	6,068	12,743
Guidewire Software Inc.(a)(b)	54,802	4,396,764
Hortonworks Inc.(a)	51,946	749,061
HubSpot Inc.(a)(b)	22,736	2,858,597
Imperva Inc.(a)	24,463	1,362,344
Instructure Inc.(a)(b)	16,260	609,913
Intelligent Systems Corp.(a)(b)	4,519	58,385
Intuit Inc.	154,882	30,488,522
Inuvo Inc.(a)	11,663	12,479
Issuer Direct Corp.	318	3,609
j2 Global Inc.	31,731	2,201,497
LivePerson Inc.(a)	44,870	846,248
LogMeIn Inc.	31,586	2,576,470
Majesco(a)	4,641	32,905
Mam Software Group Inc.(a)(b)	5,610	41,851
Manhattan Associates Inc.(a)(b)	42,671	1,807,970
Marin Software Inc.(a)(b)	1,625	8,629
Microsoft Corp.	4,629,951	470,264,123
MicroStrategy Inc., Class A(a)	5,424	692,916
MINDBODY Inc., Class A(a)(b)	31,139	1,133,460
Mitek Systems Inc.(a)	14,931	161,404
MobileIron Inc.(a)	22,197	101,884
Model N Inc.(a)	11,430	151,219

Security	Shares	Value

Software (continued)
Monotype Imaging Holdings Inc.	22,275	$345,708
Net Element Inc.(a)(b)	51	292
NetSol Technologies Inc.(a)	5,455	33,548
New Relic Inc.(a)	27,702	2,243,031
Nuance Communications Inc.(a)	161,341	2,134,541
Nutanix Inc., Class A(a)(b)	49,325	2,051,427
NXT-ID Inc.(a)(b)	250	170
OneSpan Inc.(a)	16,330	211,474
Oracle Corp.	1,528,736	69,022,430
Palo Alto Networks Inc.(a)	57,299	10,792,267
Park City Group Inc.(a)(b)	9,844	58,769
Paycom Software Inc.(a)(b)	28,226	3,456,274
Paylocity Holding Corp.(a)	16,481	992,321
Pegasystems Inc.	21,268	1,017,248
Pivotal Software Inc., Class A(a)	27,765	453,958
Progress Software Corp.	27,598	979,453
Proofpoint Inc.(a)	34,556	2,896,138
PROS Holdings Inc.(a)(b)	25,055	786,727
PTC Inc.(a)(b)	65,073	5,394,552
Q2 Holdings Inc.(a)(b)	30,694	1,520,888
QAD Inc., Class A	5,370	211,202
QAD Inc., Class B	244	7,203
Qualys Inc.(a)(b)	17,327	1,295,020
Qumu Corp.(a)	5,999	11,398
Rapid7 Inc.(a)(b)	25,209	785,512
RealNetworks Inc.(a)(b)	15,519	35,849
RealPage Inc.(a)(b)	40,895	1,970,730
Red Hat Inc.(a)	105,798	18,582,361
RingCentral Inc., Class A(a)	41,946	3,458,028
Rubicon Project Inc. (The)(a)(b)	11,427	42,623
SailPoint Technologies Holding Inc.(a)	45,895	1,078,074
salesforce.com Inc.(a)	455,450	62,382,987
Seachange International Inc.(a)	20,824	26,238
SecureWorks Corp., Class A(a)(b)	5,503	92,946
SendGrid Inc.(a)	20,343	878,207
ServiceNow Inc.(a)(b)	106,799	19,015,562
SharpSpring Inc.(a)(b)	4,676	59,525
ShotSpotter Inc.(a)	9,044	281,992
SITO Mobile Ltd.(a)(b)	10,577	9,519
Smith Micro Software Inc.(a)(b)	6,088	10,958
Sonic Foundry Inc.(a)	760	494
Splunk Inc.(a)	88,692	9,299,356
SPS Commerce Inc.(a)	10,456	861,365
SS&C Technologies Holdings Inc.	122,940	5,545,823
Support.com Inc.(a)	5,669	13,946
Symantec Corp.	373,062	7,049,007
Synacor Inc.(a)	15,913	23,551
Synopsys Inc.(a)	86,717	7,305,040
Tableau Software Inc., Class A(a)(b)	44,170	5,300,400
Telaria Inc.(a)(b)	20,609	56,263
Telenav Inc.(a)	16,248	65,967
Teradata Corp.(a)	79,654	3,055,527
TiVo Corp.	68,934	648,669
Trade Desk Inc. (The), Class A(a)(b)	21,212	2,461,865
Tyler Technologies Inc.(a)(b)	22,109	4,108,294
Ultimate Software Group Inc. (The)(a)	18,265	4,472,551
Upland Software Inc.(a)(b)	6,821	185,395
Varonis Systems Inc.(a)	20,479	1,083,339
Verint Systems Inc.(a)(b)	37,107	1,569,997
VirnetX Holding Corp.(a)(b)	27,154	65,170

58

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VMware Inc., Class A	44,906	$6,157,960
Workday Inc., Class A(a)(b)	89,027	14,215,831
Workiva Inc.(a)	10,932	392,350
Yext Inc.(a)(b)	39,388	584,912
Zendesk Inc.(a)	64,660	3,774,204
Zix Corp.(a)	32,187	184,432
Zscaler Inc.(a)(b)	9,588	375,946

		971,002,974

Specialty Retail — 2.3%
Aaron’s Inc.	37,472	1,575,698
Abercrombie & Fitch Co., Class A	48,625	974,931
Advance Auto Parts Inc.	43,177	6,798,650
American Eagle Outfitters Inc.	107,877	2,085,262
America’s Car-Mart Inc./TX(a)(b)	5,288	383,116
Appliance Recycling Centers of America Inc.(a)	869	382
Asbury Automotive Group Inc.(a)	10,894	726,194
Ascena Retail Group Inc.(a)(b)	157,751	395,955
AutoNation Inc.(a)(b)	36,426	1,300,408
AutoZone Inc.(a)	15,636	13,108,284
Barnes & Noble Education Inc.(a)	21,764	87,274
Barnes & Noble Inc.	49,831	353,302
Bed Bath & Beyond Inc.	70,703	800,358
Best Buy Co. Inc.	145,861	7,724,799
Big 5 Sporting Goods Corp.	9,009	23,333
Boot Barn Holdings Inc.(a)	9,872	168,120
Buckle Inc. (The)	33,038	638,955
Build-A-Bear Workshop Inc.(a)(b)	21,409	84,566
Burlington Stores Inc.(a)	41,733	6,788,707
Caleres Inc.	27,791	773,424
Camping World Holdings Inc., Class A(b)	16,451	188,693
CarMax Inc.(a)	108,810	6,825,651
Carvana Co.(a)(b)	21,738	711,050
Cato Corp. (The), Class A	21,732	310,116
Chico’s FAS Inc.	113,984	640,590
Children’s Place Inc. (The)	11,032	993,873
Christopher & Banks Corp.(a)(b)	21,425	9,967
Citi Trends Inc.	10,044	204,797
Conn’s Inc.(a)	15,881	299,516
Container Store Group Inc. (The)(a)	10,638	50,743
Cool Holdings Inc.(a)(b)	310	601
Destination Maternity Corp.(a)(b)	9,926	28,190
Destination XL Group Inc.(a)	26,638	57,804
Dick’s Sporting Goods Inc.	47,670	1,487,304
DSW Inc., Class A	53,734	1,327,230
Express Inc.(a)	62,576	319,763
Five Below Inc.(a)	35,226	3,604,324
Floor & Decor Holdings Inc., Class A(a)(b)	37,538	972,234
Foot Locker Inc.	70,952	3,774,646
Francesca’s Holdings Corp.(a)(b)	25,817	25,063
GameStop Corp., Class A	84,733	1,069,330
Gap Inc. (The)	129,860	3,345,194
Genesco Inc.(a)(b)	20,446	905,758
GNC Holdings Inc., Class A(a)	81,575	193,333
Group 1 Automotive Inc.	11,331	597,370
Guess? Inc.	37,348	775,718
Haverty Furniture Companies Inc.	10,955	205,735
Hibbett Sports Inc.(a)(b)	15,973	228,414
Home Depot Inc. (The)	680,840	116,981,929
Kirkland’s Inc.(a)(b)	10,058	95,853
L Brands Inc.	135,610	3,481,109

Security	Shares	Value

Specialty Retail (continued)
Lithia Motors Inc., Class A	16,028	$1,223,417
Lowe’s Companies Inc.	483,245	44,632,508
Lumber Liquidators Holdings Inc.(a)(b)	16,018	152,491
MarineMax Inc.(a)	15,488	283,585
Michaels Companies Inc. (The)(a)	52,017	704,310
Monro Inc.(b)	20,617	1,417,419
Murphy USA Inc.(a)(b)	20,942	1,604,995
National Vision Holdings Inc.(a)(b)	32,484	915,074
O’Reilly Automotive Inc.(a)	48,154	16,580,867
Office Depot Inc.	316,311	816,082
Party City Holdco Inc.(a)(b)	32,177	321,126
Penske Automotive Group Inc.	22,107	891,354
Pier 1 Imports Inc.	113,865	34,820
Rent-A-Center Inc./TX(a)	31,552	510,827
RH(a)(b)	12,153	1,456,172
Ross Stores Inc.	221,829	18,456,173
RTW RetailWinds Inc., NVS(a)(b)	20,901	59,150
Sally Beauty Holdings Inc.(a)(b)	79,780	1,360,249
Sears Hometown and Outlet Stores Inc.(a)(b)	6,004	12,789
Shoe Carnival Inc.	5,080	170,231
Signet Jewelers Ltd.	31,201	991,256
Sleep Number Corp.(a)	27,135	860,994
Sonic Automotive Inc., Class A	16,311	224,439
Sportsman’s Warehouse Holdings Inc.(a)(b)	16,516	72,340
Stage Stores Inc.(b)	16,925	12,525
Stein Mart Inc.(a)	44	47
Tailored Brands Inc.	37,272	508,390
Tandy Leather Factory Inc.(a)	4,748	26,969
Tiffany & Co.	62,992	5,071,486
Tile Shop Holdings Inc.	31,562	172,960
Tilly’s Inc., Class A	9,629	104,571
TJX Companies Inc. (The)	742,464	33,217,839
Tractor Supply Co.	70,335	5,868,752
Trans World Entertainment Corp.(a)	6,014	3,789
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	33,759	8,265,554
Urban Outfitters Inc.(a)	48,394	1,606,681
Vitamin Shoppe Inc.(a)(b)	15,561	73,759
Williams-Sonoma Inc	41,639	2,100,688
Winmark Corp.(b)	359	57,081
Zumiez Inc.(a)	5,471	104,879

		345,452,254

Technology Hardware, Storage & Peripherals — 3.2%
3D Systems Corp.(a)(b)	59,847	608,644
Apple Inc.	2,703,663	426,475,802
AstroNova Inc.	4,591	86,081
Avid Technology Inc.(a)(b)	16,786	79,734
CPI Card Group Inc.(a)	1,492	3,432
Cray Inc.(a)	22,180	478,866
Dell Technologies Inc., Class C(a)	75,082	3,669,259
Diebold Nixdorf Inc.	42,320	105,377
Eastman Kodak Co.(a)(b)	21,644	55,192
Electronics For Imaging Inc.(a)	26,970	668,856
Hewlett Packard Enterprise Co.	890,417	11,762,409
HP Inc.	949,433	19,425,399
Immersion Corp.(a)	16,215	145,286
Intevac Inc.(a)(b)	11,462	59,946
NCR Corp.(a)(b)	70,678	1,631,248
NetApp Inc.	158,284	9,444,806
Pure Storage Inc., Class A(a)(b)	98,034	1,576,387
Quantum Corp.(a)	20,060	40,120

59

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	158,966	$6,134,498
TransAct Technologies Inc.	5,229	46,956
USA Technologies Inc.(a)	21,243	82,635
Western Digital Corp.	175,900	6,503,023
Xerox Corp.	129,513	2,559,177

		491,643,133

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	28,747	2,346,330
Centric Brands Inc.(a)	239	820
Charles & Colvard Ltd.(a)(b)	15,958	13,564
Cherokee Inc.(a)	5,277	2,664
Columbia Sportswear Co.	16,211	1,363,183
Crocs Inc.(a)	42,842	1,113,035
Crown Crafts Inc.	5,396	29,138
Culp Inc.	13	246
Deckers Outdoor Corp.(a)	16,955	2,169,392
Delta Apparel Inc.(a)(b)	4,773	82,239
Forward Industries Inc.(a)(b)	6,007	7,809
Fossil Group Inc.(a)(b)	34,268	539,036
G-III Apparel Group Ltd.(a)(b)	22,109	616,620
Hanesbrands Inc.	204,095	2,557,310
Iconix Brand Group Inc.(a)(b)	31,365	2,619
Lakeland Industries Inc.(a)	4,742	49,506
Lululemon Athletica Inc.(a)	62,580	7,610,354
Michael Kors Holdings Ltd.(a)	89,926	3,409,994
Movado Group Inc.	10,456	330,619
NIKE Inc., Class B	767,177	56,878,503
Oxford Industries Inc.	10,088	716,652
PVH Corp.	47,884	4,450,818
Ralph Lauren Corp.	32,958	3,409,835
Rocky Brands Inc.	5,147	133,822
Sequential Brands Group Inc.(a)	16,413	13,132
Skechers U.S.A. Inc., Class A(a)(b)	75,683	1,732,384
Steven Madden Ltd.	48,348	1,463,010
Superior Group of Companies Inc.	5,206	91,886
Tapestry Inc.	167,480	5,652,450
Under Armour Inc., Class A(a)(b)	106,927	1,889,400
Under Armour Inc., Class C, NVS(a)	114,744	1,855,410
Unifi Inc.(a)	9,959	227,464
Vera Bradley Inc.(a)	11,032	94,544
VF Corp.	196,375	14,009,393
Vince Holding Corp.(a)(b)	896	8,360
Wolverine World Wide Inc.	59,044	1,882,913

		116,754,454

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)(b)	31,192	785,415
BankFinancial Corp.	29	434
Beneficial Bancorp. Inc.	43,626	623,416
Broadway Financial Corp./DE(a)	4,574	4,803
BSB Bancorp. Inc./MA(a)	5,270	147,876
Capitol Federal Financial Inc.	94,979	1,212,882
Central Federal Corp.(a)(b)	1,726	20,177
Citizens Community Bancorp. Inc./WI	799	8,709
Columbia Financial Inc.(a)	30,177	461,406
Dime Community Bancshares Inc.	37,261	632,692
Elmira Savings Bank	668	11,657
Entegra Financial Corp.(a)	2,542	52,747
ESSA Bancorp. Inc.	5,384	84,044
Essent Group Ltd.(a)	61,984	2,118,613

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C, NVS	5,397	$326,195
First Capital Inc.	627	24,904
First Defiance Financial Corp.	10,734	263,090
Flagstar Bancorp. Inc.(a)	22,347	589,961
FS Bancorp. Inc.	807	34,604
Greene County Bancorp. Inc.	636	19,792
Guaranty Federal Bancshares Inc.	825	18,018
Hamilton Bancorp. Inc./MD(a)(b)	790	10,981
Hingham Institution for Savings	262	51,808
HMN Financial Inc.(a)	848	16,638
Home Bancorp. Inc.	4,604	162,982
Home Federal Bancorp. Inc./LA	253	7,453
HomeStreet Inc.(a)	10,368	220,113
HopFed Bancorp. Inc.	4,685	62,264
IF Bancorp. Inc.	697	14,024
Impac Mortgage Holdings Inc.(a)(b)	5,171	19,546
Kearny Financial Corp./MD	76,395	979,384
Kentucky First Federal Bancorp	844	5,832
Lake Shore Bancorp. Inc.	652	9,650
LendingTree Inc.(a)(b)	4,881	1,071,721
Magyar Bancorp. Inc.(a)(b)	714	8,747
Malvern Bancorp. Inc.(a)	4,677	92,277
Meridian Bancorp. Inc.	27,573	394,845
Meta Financial Group Inc.	14,919	289,279
MGIC Investment Corp.(a)	215,355	2,252,613
Mr Cooper Group Inc.(a)	44,786	522,653
MSB Financial Corp./MD	650	11,603
New York Community Bancorp. Inc.	329,828	3,103,682
NMI Holdings Inc., Class A(a)(b)	49,405	881,879
Northfield Bancorp. Inc.	21,579	292,395
Northwest Bancshares Inc.	55,646	942,643
OceanFirst Financial Corp.	20,691	465,754
Oconee Federal Financial Corp.	212	5,279
Ocwen Financial Corp.(a)(b)	69,577	93,233
Oritani Financial Corp.	21,523	317,464
Pathfinder Bancorp. Inc.	713	10,089
PB Bancorp Inc.	698	7,608
Provident Bancorp. Inc.(a)(b)	5,460	118,373
Provident Financial Holdings Inc.	4,756	73,718
Provident Financial Services Inc.	42,492	1,025,332
Prudential Bancorp. Inc.	5,207	91,643
Radian Group Inc.	123,399	2,018,808
Riverview Bancorp. Inc.	11,605	84,484
Security National Financial Corp., Class A(a)	6,425	33,153
Severn Bancorp. Inc.	5,267	42,031
SI Financial Group Inc.	5,647	71,886
Southern Missouri Bancorp. Inc.	4,596	155,804
Territorial Bancorp. Inc.	9,750	253,305
TFS Financial Corp.	37,747	608,859
Timberland Bancorp. Inc./WA	4,738	105,657
TrustCo Bank Corp. NY	50,748	348,131
United Community Financial Corp./OH	27,111	239,932
United Financial Bancorp. Inc.	27,547	404,941
Walker & Dunlop Inc.	15,954	690,011
Washington Federal Inc.	50,372	1,345,436
Waterstone Financial Inc.	15,873	266,031
Western New England Bancorp Inc	15,478	155,399
WSFS Financial Corp.	28,470	1,079,298
WVS Financial Corp.	222	3,279

		28,981,385

60

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	157,779	$392,870
Altria Group Inc.	1,124,801	55,553,921
Philip Morris International Inc.	926,446	61,849,535
Pyxus International Inc.(a)(b)	5,319	63,083
Universal Corp./VA	14,612	791,240
Vector Group Ltd.	96,099	935,043

		119,585,692

Trading Companies & Distributors — 0.3%
AeroCentury Corp.(a)	249	2,383
Air Lease Corp.	54,177	1,636,687
Aircastle Ltd.	36,906	636,259
Applied Industrial Technologies Inc.	27,247	1,469,703
Beacon Roofing Supply Inc.(a)	39,114	1,240,696
BlueLinx Holdings Inc.(a)(b)	5,060	125,033
BMC Stock Holdings Inc.(a)(b)	54,572	844,775
CAI International Inc.(a)	10,545	244,960
DXP Enterprises Inc./TX(a)	6,132	170,715
EVI Industries Inc.(b)	4,471	149,108
Fastenal Co.	174,752	9,137,782
GATX Corp.	25,981	1,839,715
General Finance Corp.(a)	6,201	62,692
GMS Inc.(a)	21,333	317,008
H&E Equipment Services Inc.	16,864	344,363
HD Supply Holdings Inc.(a)(b)	108,999	4,089,643
Herc Holdings Inc.(a)	15,516	403,261
Houston Wire & Cable Co.(a)	10,692	54,102
Huttig Building Products Inc.(a)(b)	10,454	18,817
Kaman Corp.	15,979	896,262
Lawson Products Inc./DE(a)	4,649	146,908
MRC Global Inc.(a)(b)	58,810	719,246
MSC Industrial Direct Co. Inc., Class A	27,210	2,092,993
Nexeo Solutions Inc.(a)	58,377	501,458
NOW Inc.(a)(b)	63,756	742,120
Rush Enterprises Inc., Class A	16,003	551,783
Rush Enterprises Inc., Class B	5,382	191,599
SiteOne Landscape Supply Inc.(a)(b)	21,446	1,185,320
Systemax Inc.	5,600	133,784
Titan Machinery Inc.(a)(b)	10,560	138,864
Transcat Inc.(a)(b)	5,097	96,945
Triton International Ltd.	26,994	838,704
United Rentals Inc.(a)(b)	48,770	5,000,388
Univar Inc.(a)	58,709	1,041,498
Veritiv Corp.(a)	5,212	130,144
Watsco Inc.	20,583	2,863,919
WESCO International Inc.(a)	26,140	1,254,720
Willis Lease Finance Corp.(a)(b)	4,601	159,195
WW Grainger Inc.	27,192	7,677,933

		49,151,485

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	47,399	1,732,907

Water Utilities — 0.1%
American States Water Co.	26,650	1,786,616
American Water Works Co. Inc.	109,016	9,895,382
Aqua America Inc.	114,862	3,927,132
Artesian Resources Corp., Class A, NVS	5,159	179,894
Cadiz Inc.(a)(b)	10,647	109,664

Security	Shares	Value

Water Utilities (continued)
California Water Service Group	37,607	$1,792,350
Connecticut Water Service Inc.	10,107	675,855
Middlesex Water Co.	16,133	860,696
Pure Cycle Corp.(a)	10,511	104,374
SJW Group	16,177	899,765
York Water Co. (The)	6,151	197,201

		20,428,929

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	31,115	640,035
Gogo Inc.(a)(b)	27,041	80,853
NII Holdings Inc.(a)(b)	58,931	259,886
Shenandoah Telecommunications Co.	33,520	1,483,260
Spok Holdings Inc.	9,628	127,667
Sprint Corp.(a)(b)	388,257	2,259,656
T-Mobile U.S. Inc.(a)(b)	174,609	11,106,878
Telephone & Data Systems Inc.	62,257	2,025,843
U.S. Cellular Corp.(a)	6,174	320,863

		18,304,941

Total Common Stocks — 99.7% (Cost: $14,604,366,674)		15,142,600,278

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., NVS (Expires 04/28/20)(a)	2,346	70

Total Warrants — 0.0% (Cost: $0)		70

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	363,879,125	363,915,513
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	34,367,911	34,367,911

		398,283,424

Total Short-Term Investments — 2.6% (Cost: $398,263,703)		398,283,424

Total Investments in Securities — 102.3% (Cost: $15,002,630,377)		15,540,883,772

Other Assets, Less Liabilities — (2.3)%		(352,406,770)

Net Assets — 100.0%		$15,188,477,002

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

61

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P Total U.S. Stock Market ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	314,387,201	49,491,924	(a)	—	363,879,125	$363,915,513	$2,150,725	(b)	$(8,218)	$44,121
BlackRock Cash Funds: Treasury, SL Agency Shares	15,815,552	18,552,359	(a)	—	34,367,911	34,367,911	497,999		—	—
BlackRock Inc.	58,445	18,900		(3,640)	73,705	28,952,798	599,228		377,638	(9,988,364)
PennyMac Mortgage Investment Trust	17,833	20,387		(1,820)	36,400	677,768	55,082		8,099	(5,818)
PNC Financial Services Group Inc. (The) (c)	228,036	70,744		(20,550)	278,230	32,527,869	641,003		492,199	(9,069,301)

						$460,441,859	$3,944,037		$869,718	$(19,019,362)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	317	03/15/19	$39,707	$1,142,889
S&P MidCap 400 E-Mini	25	03/15/19	4,156	104,872

				$1,247,761

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,142,567,740	$—	$32,538	$15,142,600,278
Warrants	70	—	—	70
Money Market Funds	398,283,424	—	—	398,283,424

	$15,540,851,234	$—	$32,538	$15,540,883,772

Derivative financial instruments(a)
Assets
Futures Contracts	$1,247,761	$—	$—	$1,247,761

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Portfolio Abbreviations - Fixed Income

CPI	Consumer Price Index

62

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)	243,732	$78,603,570
Curtiss-Wright Corp.	20,271	2,070,074
Esterline Technologies Corp.(a)	7,102	862,538
Harris Corp.	28,377	3,820,963
L3 Technologies Inc.	21,439	3,723,097
Lockheed Martin Corp.	68,521	17,941,539
Raytheon Co.	56,414	8,651,087
Teledyne Technologies Inc.(a)	8,218	1,701,701
TransDigm Group Inc.(a)	22,326	7,592,180
United Technologies Corp.	176,682	18,813,099

		143,779,848

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	79,847	5,436,783
FedEx Corp.	50,243	8,105,703
United Parcel Service Inc., Class B	160,421	15,645,860

		29,188,346

Auto Components — 0.1%
Aptiv PLC	73,760	4,541,403
Gentex Corp.	88,633	1,791,273

		6,332,676

Banks — 1.0%
BancorpSouth Bank	20,744	542,248
Bank of Hawaii Corp.	8,807	592,887
Comerica Inc.	34,489	2,369,049
Commerce Bancshares Inc.	29,413	1,658,011
East West Bancorp. Inc.	33,667	1,465,525
F.N.B. Corp.	68,912	678,094
First Republic Bank/CA	75,471	6,558,430
Home BancShares Inc./AR	31,425	513,484
MB Financial Inc.	20,520	813,208
Signature Bank/New York NY	14,817	1,523,336
Sterling Bancorp./DE	52,036	859,114
SVB Financial Group(a)	24,674	4,686,086
U.S. Bancorp	700,686	32,021,350
UMB Financial Corp.	20,739	1,264,457

		55,545,279

Beverages — 2.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,054	976,365
Brown-Forman Corp., Class B, NVS	76,971	3,662,280
Coca-Cola Co. (The)	919,376	43,532,454
Constellation Brands Inc., Class A	76,658	12,328,140
Monster Beverage Corp.(a)	183,368	9,025,373
PepsiCo Inc.	397,382	43,902,763

		113,427,375

Biotechnology — 2.5%
AbbVie Inc.	361,005	33,281,051
Alexion Pharmaceuticals Inc.(a)	102,682	9,997,120
Amgen Inc.	194,084	37,782,332
Biogen Inc.(a)	50,206	15,107,989
Celgene Corp.(a)	151,680	9,721,171
Exelixis Inc.(a)	70,833	1,393,285
Incyte Corp.(a)	39,403	2,505,637
Ligand Pharmaceuticals Inc.(a)	9,900	1,343,430
Regeneron Pharmaceuticals Inc.(a)	21,128	7,891,308
Vertex Pharmaceuticals Inc.(a)	117,952	19,545,826

		138,569,149

Security	Shares	Value

Building Products — 0.1%
Allegion PLC	22,483	$1,792,120
Lennox International Inc.	16,795	3,675,754
Masco Corp.	66,596	1,947,267

		7,415,141

Capital Markets — 1.8%
Ameriprise Financial Inc.	34,902	3,642,722
Cboe Global Markets Inc.	51,982	5,085,399
Charles Schwab Corp. (The)	288,451	11,979,370
E*TRADE Financial Corp.	69,660	3,056,681
Eaton Vance Corp., NVS	32,997	1,160,834
Evercore Inc., Class A	8,466	605,827
FactSet Research Systems Inc.	17,435	3,489,266
Federated Investors Inc., Class B	21,289	565,223
Interactive Brokers Group Inc., Class A(b)	23,671	1,293,620
Intercontinental Exchange Inc.	262,887	19,803,278
MarketAxess Holdings Inc.	17,402	3,677,217
Moody’s Corp.	37,560	5,259,902
MSCI Inc.	40,395	5,955,435
Nasdaq Inc.	37,193	3,033,833
Northern Trust Corp.	53,942	4,509,012
S&P Global Inc.	115,803	19,679,562
SEI Investments Co.	33,367	1,541,555
T Rowe Price Group Inc.	55,310	5,106,219

		99,444,955

Chemicals — 1.8%
Air Products & Chemicals Inc.	101,192	16,195,780
Cabot Corp.	15,512	666,085
Celanese Corp.	32,760	2,947,417
CF Industries Holdings Inc.	45,176	1,965,608
Chemours Co. (The)	78,962	2,228,308
Eastman Chemical Co.	34,944	2,554,756
Ecolab Inc.	117,216	17,271,777
FMC Corp.	27,540	2,036,858
Linde PLC	170,393	26,588,124
Mosaic Co. (The)	77,001	2,249,199
NewMarket Corp.	2,707	1,115,528
PPG Industries Inc.	51,147	5,228,758
RPM International Inc.	61,405	3,609,386
Scotts Miracle-Gro Co. (The)	8,901	547,055
Sensient Technologies Corp.	9,558	533,814
Sherwin-Williams Co. (The)	23,555	9,267,950
Valvoline Inc.	36,671	709,584

		95,715,987

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	12,461	805,604
Cintas Corp.	39,769	6,680,794
Clean Harbors Inc.(a)	13,672	674,713
Copart Inc.(a)(b)	64,954	3,103,502
Healthcare Services Group Inc.	18,847	757,273
MSA Safety Inc.	16,209	1,528,022
Republic Services Inc.	43,334	3,123,948
Rollins Inc.	68,250	2,463,825
Waste Management Inc.	181,023	16,109,237

		35,246,918

Communications Equipment — 2.1%
Arista Networks Inc.(a)	23,947	5,045,633
Ciena Corp.(a)	65,892	2,234,398
Cisco Systems Inc.	2,074,996	89,909,577
F5 Networks Inc.(a)	28,077	4,549,316

63

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
InterDigital Inc.	9,256	$614,876
Lumentum Holdings Inc.(a)	17,759	746,056
Motorola Solutions Inc.	75,290	8,661,362
Plantronics Inc.	8,094	267,911
ViaSat Inc.(a)(b)	12,973	764,758

		112,793,887

Construction & Engineering — 0.0%
KBR Inc.	30,600	464,508

Construction Materials — 0.1%
Eagle Materials Inc.	11,096	677,189
Martin Marietta Materials Inc.	16,552	2,844,792
Vulcan Materials Co.	29,249	2,889,801

		6,411,782

Consumer Finance — 0.4%
American Express Co.	161,651	15,408,573
Discover Financial Services	100,906	5,951,436
SLM Corp.(a)	201,655	1,675,753

		23,035,762

Containers & Packaging — 0.2%
AptarGroup Inc.	16,015	1,506,531
Avery Dennison Corp.	18,153	1,630,684
Ball Corp.	105,009	4,828,314
Bemis Co. Inc.	20,607	945,861
Greif Inc., Class A, NVS	5,408	200,691

		9,112,081

Distributors — 0.1%
Pool Corp.	18,657	2,773,363

Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	27,137	1,284,123
H&R Block Inc.	57,653	1,462,656
Service Corp. International/U.S	83,823	3,374,714
Sotheby’s(a)	7,613	302,541
Weight Watchers International Inc.(a)(b)	17,954	692,127

		7,116,161

Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B(a)	430,975	87,996,475

Diversified Telecommunication Services — 2.0%
Verizon Communications Inc.	1,907,019	107,212,608

Electric Utilities — 1.1%
Alliant Energy Corp.	62,134	2,625,161
Eversource Energy	80,529	5,237,606
Hawaiian Electric Industries Inc.	24,653	902,793
IDACORP Inc.	13,292	1,236,954
NextEra Energy Inc.	220,576	38,340,520
OGE Energy Corp.	51,679	2,025,300
Pinnacle West Capital Corp.	51,783	4,411,912
Xcel Energy Inc.	106,847	5,264,352

		60,044,598

Electrical Equipment — 0.4%
AMETEK Inc.	106,723	7,225,147
Eaton Corp. PLC	96,099	6,598,157
EnerSys	13,036	1,011,724
Hubbell Inc.	15,437	1,533,512
Regal Beloit Corp.	10,365	726,068
Rockwell Automation Inc.	27,970	4,208,926

		21,303,534

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	52,597	$4,261,409
Cognex Corp.(b)	39,211	1,516,289
Keysight Technologies Inc.(a)	86,723	5,383,764
Littelfuse Inc.	11,668	2,000,829
National Instruments Corp.	52,148	2,366,476
Trimble Inc.(a)	116,358	3,829,342
Zebra Technologies Corp., Class A(a)	24,925	3,968,808

		23,326,917

Energy Equipment & Services — 0.1%
Apergy Corp.(a)(b)	17,291	468,240
Core Laboratories NV	11,481	684,957
Ensco PLC, Class A	201,930	718,871
Transocean Ltd.(a)	107,531	746,265

		2,618,333

Entertainment — 2.3%
Cinemark Holdings Inc.	22,115	791,717
Electronic Arts Inc.(a)	66,701	5,263,376
Live Nation Entertainment Inc.(a)(b)	64,083	3,156,088
Netflix Inc.(a)	201,263	53,870,055
Take-Two Interactive Software Inc.(a)	52,692	5,424,114
Twenty-First Century Fox Inc., Class A, NVS	224,620	10,808,714
Twenty-First Century Fox Inc., Class B	103,523	4,946,329
Walt Disney Co. (The)	384,739	42,186,631
World Wrestling Entertainment Inc., Class A	20,125	1,503,740

		127,950,764

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Campus Communities Inc.	63,289	2,619,532
American Tower Corp.	203,296	32,159,394
Apartment Investment & Management Co., Class A	72,011	3,159,843
AvalonBay Communities Inc.	43,213	7,521,223
Boston Properties Inc.	37,898	4,265,420
Camden Property Trust	25,444	2,240,344
CoreCivic Inc.	26,331	469,482
CoreSite Realty Corp.	10,225	891,927
Cousins Properties Inc.	88,037	695,492
Crown Castle International Corp.	78,474	8,524,631
CyrusOne Inc.	48,972	2,589,639
Digital Realty Trust Inc.(b)	53,046	5,652,051
Douglas Emmett Inc.	38,167	1,302,640
Duke Realty Corp.	110,898	2,872,258
EPR Properties	22,670	1,451,560
Equinix Inc.	22,249	7,844,107
Equity Residential	115,759	7,641,252
Essex Property Trust Inc.	22,633	5,549,838
Extra Space Storage Inc.	38,755	3,506,552
Federal Realty Investment Trust	16,426	1,938,925
First Industrial Realty Trust Inc.	38,082	1,099,047
GEO Group Inc. (The)(b)	23,703	466,949
HCP Inc.	220,588	6,161,023
Healthcare Realty Trust Inc.(b)	34,204	972,762
Highwoods Properties Inc.	23,008	890,180
Host Hotels & Resorts Inc.	161,146	2,686,304
JBG SMITH Properties	35,196	1,225,173
Lamar Advertising Co., Class A(b)	23,294	1,611,479
Liberty Property Trust	37,654	1,576,950
Life Storage Inc.	21,546	2,003,563
Mack-Cali Realty Corp.	27,121	531,300
Medical Properties Trust Inc.	168,858	2,715,237
Mid-America Apartment Communities Inc.	29,445	2,817,886

64

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties Inc.	73,591	$3,569,899
Omega Healthcare Investors Inc.	92,735	3,259,635
Pebblebrook Hotel Trust	27,873	789,085
Public Storage(b)	69,113	13,989,162
Rayonier Inc.(b)	34,877	965,744
Realty Income Corp.	99,533	6,274,560
Regency Centers Corp.	35,228	2,067,179
SBA Communications Corp.(a)	30,208	4,890,373
Simon Property Group Inc.	95,620	16,063,204
Tanger Factory Outlet Centers Inc.(b)	17,888	361,695
Taubman Centers Inc.	16,680	758,773
UDR Inc.	70,254	2,783,463
Uniti Group Inc.(a)(b)	82,804	1,289,258
Urban Edge Properties	25,448	422,946
Vornado Realty Trust	40,957	2,540,563
Weingarten Realty Investors	32,603	808,880
Welltower Inc.	173,563	12,047,008

		200,535,390

Food & Staples Retailing — 0.2%
Sysco Corp.	139,185	8,721,332

Food Products — 0.6%
Flowers Foods Inc.	42,470	784,421
Hershey Co. (The)	39,616	4,246,043
Hormel Foods Corp.	125,974	5,376,570
Kellogg Co.	117,142	6,678,265
Lamb Weston Holdings Inc.	66,424	4,886,149
Lancaster Colony Corp.	9,016	1,594,570
McCormick & Co. Inc./MD, NVS	56,331	7,843,529
Post Holdings Inc.(a)(b)	30,813	2,746,363
Tootsie Roll Industries Inc.(b)	8,572	286,305

		34,442,215

Gas Utilities — 0.2%
Atmos Energy Corp.	31,840	2,952,205
National Fuel Gas Co.	39,710	2,032,358
ONE Gas Inc.	12,646	1,006,621
UGI Corp.	80,329	4,285,552

		10,276,736

Health Care Equipment & Supplies — 5.6%
Abbott Laboratories	810,572	58,628,673
ABIOMED Inc.(a)	20,683	6,722,802
Align Technology Inc.(a)	16,970	3,554,027
Avanos Medical Inc.(a)	21,929	982,200
Baxter International Inc.	97,827	6,438,973
Becton Dickinson and Co.	78,014	17,578,114
Boston Scientific Corp.(a)	638,668	22,570,527
Cantel Medical Corp.	7,937	590,910
Cooper Companies Inc. (The)	9,690	2,466,105
Danaher Corp.	159,582	16,456,096
Edwards Lifesciences Corp.(a)	96,467	14,775,850
Globus Medical Inc., Class A(a)	35,220	1,524,322
Haemonetics Corp.(a)	23,939	2,395,097
Hill-Rom Holdings Inc.	31,170	2,760,104
Hologic Inc.(a)	68,804	2,827,844
ICU Medical Inc.(a)	7,567	1,737,610
IDEXX Laboratories Inc.(a)	39,663	7,378,111
Inogen Inc.(a)(b)	4,583	569,071
Integra LifeSciences Holdings Corp.(a)	32,727	1,475,988
Intuitive Surgical Inc.(a)	52,691	25,234,774

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	22,559	$2,063,472
Masimo Corp.(a)	22,591	2,425,596
Medtronic PLC	619,855	56,382,011
NuVasive Inc.(a)(b)	23,782	1,178,636
ResMed Inc.	65,543	7,463,381
STERIS PLC	39,112	4,179,117
Stryker Corp.	84,578	13,257,601
Teleflex Inc.	21,295	5,504,332
Varian Medical Systems Inc.(a)	42,151	4,776,130
West Pharmaceutical Services Inc.	34,304	3,362,821
Zimmer Biomet Holdings Inc.	93,849	9,734,018

		306,994,313

Health Care Providers & Services — 1.4%
Chemed Corp.	7,432	2,105,337
Cigna Corp.	100,575	19,101,204
DaVita Inc.(a)	58,277	2,998,934
Encompass Health Corp.	45,830	2,827,711
HCA Healthcare Inc.	123,779	15,404,297
HealthEquity Inc.(a)	25,217	1,504,194
Henry Schein Inc.(a)	31,682	2,487,671
Humana Inc.	63,398	18,162,259
Molina Healthcare Inc.(a)	28,828	3,350,390
Tenet Healthcare Corp.(a)	17,291	296,368
Universal Health Services Inc., Class B(b)	22,458	2,617,704
WellCare Health Plans Inc.(a)	23,091	5,451,554

		76,307,623

Health Care Technology — 0.2%
Cerner Corp.(a)	151,605	7,950,166
Medidata Solutions Inc.(a)(b)	17,033	1,148,365

		9,098,531

Hotels, Restaurants & Leisure — 2.5%
Brinker International Inc.	17,849	784,999
Cheesecake Factory Inc. (The)	9,648	419,784
Chipotle Mexican Grill Inc.(a)	11,202	4,836,912
Churchill Downs Inc.	5,419	1,321,911
Cracker Barrel Old Country Store Inc.	6,121	978,503
Darden Restaurants Inc.	40,220	4,016,369
Domino’s Pizza Inc.	19,261	4,776,535
Dunkin’ Brands Group Inc.	22,628	1,450,907
Eldorado Resorts Inc.(a)(b)	30,619	1,108,714
Hilton Worldwide Holdings Inc.	137,171	9,848,878
International Speedway Corp., Class A	5,435	238,379
Jack in the Box Inc.	7,125	553,114
Marriott International Inc./MD, Class A	52,183	5,664,987
McDonald’s Corp.	355,779	63,175,677
Papa John’s International Inc.	5,744	228,669
Penn National Gaming Inc.(a)	29,122	548,367
Scientific Games Corp./DE, Class A(a)(b)	26,715	477,664
Six Flags Entertainment Corp.	15,690	872,835
Starbucks Corp.	292,018	18,805,959
Texas Roadhouse Inc.	20,076	1,198,537
Wendy’s Co. (The)	86,550	1,351,046
Wyndham Destinations Inc.	29,387	1,053,230
Wyndham Hotels & Resorts Inc.	45,255	2,053,219
Yum! Brands Inc.	143,852	13,222,876

		138,988,071

Household Durables — 0.2%
Garmin Ltd.	34,703	2,197,394
Helen of Troy Ltd.(a)	12,220	1,603,019

65

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Newell Brands Inc.	103,184	$1,918,190
NVR Inc.(a)	931	2,268,838
Tempur Sealy International Inc.(a)(b)	11,879	491,791
Tupperware Brands Corp.	7,673	242,237

		8,721,469

Household Products — 1.8%
Church & Dwight Co. Inc.	113,935	7,492,366
Clorox Co. (The)	58,713	9,050,022
Colgate-Palmolive Co.	228,065	13,574,429
Energizer Holdings Inc.	14,090	636,163
Kimberly-Clark Corp.	86,114	9,811,829
Procter & Gamble Co. (The)	643,903	59,187,564

		99,752,373

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	134,176	5,313,370

Industrial Conglomerates — 1.2%
3M Co.	137,055	26,114,460
Carlisle Companies Inc.	17,624	1,771,564
Honeywell International Inc.	170,822	22,569,003
Roper Technologies Inc.	47,735	12,722,332

		63,177,359

Insurance — 0.8%
Aon PLC	69,934	10,165,606
Arthur J Gallagher & Co.	56,947	4,196,994
Brown & Brown Inc.	108,545	2,991,500
Cincinnati Financial Corp.	33,556	2,597,906
Genworth Financial Inc., Class A(a)	104,102	485,115
Hanover Insurance Group Inc. (The)	8,216	959,382
Kemper Corp.	11,732	778,770
Marsh & McLennan Companies Inc.	146,300	11,667,425
Mercury General Corp.	5,771	298,419
Primerica Inc.	11,790	1,152,001
Progressive Corp. (The)	142,640	8,605,471
Torchmark Corp.	21,378	1,593,303

		45,491,892

Interactive Media & Services — 8.2%
Alphabet Inc., Class A(a)	137,968	144,171,041
Alphabet Inc., Class C, NVS(a)	141,981	147,036,943
Cars.com Inc.(a)(b)	14,245	306,268
Facebook Inc., Class A(a)	1,108,787	145,350,888
TripAdvisor Inc.(a)(b)	31,732	1,711,624
Twitter Inc.(a)	333,245	9,577,461
Yelp Inc.(a)(b)	35,410	1,238,996

		449,393,221

Internet & Direct Marketing Retail — 5.7%
Amazon.com Inc.(a)	189,554	284,704,421
Booking Holdings Inc.(a)	10,266	17,682,364
eBay Inc.(a)	158,199	4,440,646
Expedia Group Inc.	34,012	3,831,452

		310,658,883

IT Services — 6.8%
Accenture PLC, Class A	135,327	19,082,460
Akamai Technologies Inc.(a)	75,325	4,600,851
Alliance Data Systems Corp.	21,663	3,251,183
Automatic Data Processing Inc.	202,014	26,488,076
Broadridge Financial Solutions Inc.	54,090	5,206,162
CoreLogic Inc.(a)	36,838	1,231,126
Fidelity National Information Services Inc.	151,038	15,488,947

Security	Shares	Value

IT Services (continued)
Fiserv Inc.(a)	183,903	$13,515,031
FleetCor Technologies Inc.(a)	24,406	4,532,682
Gartner Inc.(a)(b)	42,098	5,381,808
Global Payments Inc.	72,758	7,503,533
Jack Henry & Associates Inc.	17,234	2,180,446
Leidos Holdings Inc.	69,177	3,647,011
LiveRamp Holdings Inc.(a)	35,917	1,387,474
Mastercard Inc., Class A	419,353	79,110,943
MAXIMUS Inc.	29,750	1,936,428
Paychex Inc.	90,999	5,928,585
PayPal Holdings Inc.(a)	543,840	45,731,506
Sabre Corp.	127,334	2,755,508
Total System Services Inc.	52,969	4,305,850
VeriSign Inc.(a)	48,941	7,257,461
Visa Inc., Class A	811,017	107,005,583
Western Union Co. (The)	86,129	1,469,361
WEX Inc.(a)	19,983	2,798,819

		371,796,834

Leisure Products — 0.1%
Hasbro Inc.	30,742	2,497,788
Mattel Inc.(a)	78,269	781,907

		3,279,695

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	77,644	5,237,864
Bio-Rad Laboratories Inc., Class A(a)	9,309	2,161,736
Bio-Techne Corp.	17,481	2,529,850
Charles River Laboratories International Inc.(a)	12,504	1,415,203
Illumina Inc.(a)	67,855	20,351,750
IQVIA Holdings Inc.(a)	53,564	6,222,530
Mettler-Toledo International Inc.(a)	7,452	4,214,702
PerkinElmer Inc.	26,819	2,106,632
PRA Health Sciences Inc.(a)	27,088	2,491,013
Syneos Health Inc.(a)(b)	16,325	642,389
Thermo Fisher Scientific Inc.	185,782	41,576,154
Waters Corp.(a)(b)	20,896	3,942,030

		92,891,853

Machinery — 0.8%
Crane Co.	13,818	997,383
Donaldson Co. Inc.	38,527	1,671,687
Flowserve Corp.	32,025	1,217,591
Graco Inc.	45,589	1,907,900
IDEX Corp.	35,533	4,486,397
Illinois Tool Works Inc.	56,347	7,138,601
Ingersoll-Rand PLC	113,028	10,311,544
ITT Inc.	40,550	1,957,348
Kennametal Inc.	37,969	1,263,608
Lincoln Electric Holdings Inc.	15,886	1,252,611
Nordson Corp.	10,462	1,248,640
Toro Co. (The)	29,767	1,663,380
Wabtec Corp.(b)	18,330	1,287,682
Woodward Inc.	25,711	1,910,070
Xylem Inc./NY	83,191	5,550,504

		43,864,946

Marine — 0.0%
Kirby Corp.(a)(b)	11,186	753,489

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	10,237	561,807
Cable One Inc.	1,397	1,145,680

66

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Charter Communications Inc., Class A(a)(b)	34,986	$9,969,960
Comcast Corp., Class A	963,846	32,818,956
John Wiley & Sons Inc., Class A	13,382	628,553
New York Times Co. (The), Class A	65,421	1,458,234

		46,583,190

Metals & Mining — 0.1%
Allegheny Technologies Inc.(a)	58,067	1,264,119
Freeport-McMoRan Inc.	301,250	3,105,887
Royal Gold Inc.	19,441	1,665,122

		6,035,128

Multi-Utilities — 0.6%
Ameren Corp.	112,851	7,361,271
Black Hills Corp.	24,937	1,565,545
CMS Energy Corp.	73,292	3,638,948
Dominion Energy Inc.	162,849	11,637,189
NorthWestern Corp.	13,465	800,360
Vectren Corp.	22,339	1,607,961
WEC Energy Group Inc.	70,150	4,858,589

		31,469,863

Multiline Retail — 0.3%
Dollar General Corp.	121,076	13,085,894
Macy’s Inc.	59,671	1,777,002
Nordstrom Inc.	25,742	1,199,835
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	23,908	1,590,121

		17,652,852

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp.	232,969	10,213,361
Apache Corp.	175,332	4,602,465
Cabot Oil & Gas Corp.	137,708	3,077,774
Callon Petroleum Co.(a)	105,156	682,462
Chesapeake Energy Corp.(a)(b)	206,859	434,404
Cimarex Energy Co.	24,784	1,527,934
CNX Resources Corp.(a)	94,051	1,074,062
Concho Resources Inc.(a)(b)	50,902	5,232,217
ConocoPhillips	530,990	33,107,226
Devon Energy Corp.	216,301	4,875,425
Diamondback Energy Inc.	71,336	6,612,847
Equitrans Midstream Corp.(a)(b)	93,968	1,881,239
Exxon Mobil Corp.	1,094,229	74,615,476
Hess Corp.	63,356	2,565,918
HollyFrontier Corp.	73,630	3,763,966
Marathon Oil Corp.	384,050	5,507,277
Matador Resources Co.(a)(b)	30,678	476,429
Murphy Oil Corp.	75,147	1,757,688
Newfield Exploration Co.(a)	42,598	624,487
Occidental Petroleum Corp.	348,821	21,410,633
ONEOK Inc.	108,321	5,843,918
PBF Energy Inc., Class A	25,469	832,072
QEP Resources Inc.(a)	109,400	615,922
Southwestern Energy Co.(a)	123,552	421,312

		191,756,514

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	28,251	627,737

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	12,238	457,089
Estee Lauder Companies Inc. (The), Class A	68,940	8,969,094

		9,426,183

Security	Shares	Value

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	384,180	$19,969,677
Catalent Inc.(a)(b)	38,490	1,200,118
Eli Lilly & Co.	435,133	50,353,591
Johnson & Johnson	730,304	94,245,731
Mallinckrodt PLC(a)	38,508	608,426
Merck & Co. Inc.	1,200,122	91,701,322
Pfizer Inc.	2,667,805	116,449,688
Zoetis Inc.	121,965	10,432,886

		384,961,439

Professional Services — 0.4%
ASGN Inc.(a)	24,323	1,325,604
Dun & Bradstreet Corp. (The)	16,840	2,403,742
Equifax Inc.	34,056	3,171,635
IHS Markit Ltd.(a)	165,721	7,949,636
Insperity Inc.	17,608	1,643,883
Robert Half International Inc.	25,889	1,480,851
Verisk Analytics Inc.(a)	52,605	5,736,049

		23,711,400

Road & Rail — 1.7%
CSX Corp.	370,221	23,001,831
Genesee & Wyoming Inc., Class A(a)	13,469	996,975
JB Hunt Transport Services Inc.	27,101	2,521,477
Kansas City Southern	20,735	1,979,156
Landstar System Inc.	12,150	1,162,391
Norfolk Southern Corp.	86,628	12,954,351
Old Dominion Freight Line Inc.	20,337	2,511,416
Union Pacific Corp.	340,049	47,004,973

		92,132,570

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(a)	406,707	7,507,811
Analog Devices Inc.	92,179	7,911,724
Broadcom Inc.	190,816	48,520,693
Cree Inc.(a)(b)	47,449	2,029,631
Cypress Semiconductor Corp.	167,532	2,131,007
Integrated Device Technology Inc.(a)	59,793	2,895,775
Intel Corp.	1,411,284	66,231,558
KLA-Tencor Corp.	39,110	3,499,954
Maxim Integrated Products Inc.	77,024	3,916,670
Microchip Technology Inc.	55,273	3,975,234
Monolithic Power Systems Inc.	18,087	2,102,614
NVIDIA Corp.	149,214	19,920,069
QUALCOMM Inc.	290,818	16,550,452
Silicon Laboratories Inc.(a)	20,003	1,576,436
Skyworks Solutions Inc.	50,262	3,368,559
Synaptics Inc.(a)	8,945	332,843
Teradyne Inc.	51,595	1,619,051
Texas Instruments Inc.	292,591	27,649,850
Universal Display Corp.	12,971	1,213,696
Versum Materials Inc.	34,912	967,761
Xilinx Inc.	116,462	9,919,069

		233,840,457

Software — 10.7%
ACI Worldwide Inc.(a)	53,668	1,484,994
Adobe Inc.(a)	225,301	50,972,098
ANSYS Inc.(a)	38,728	5,535,780
Autodesk Inc.(a)	100,945	12,982,536
Blackbaud Inc.	13,983	879,531
Cadence Design Systems Inc.(a)	77,271	3,359,743
CDK Global Inc.	24,570	1,176,412

67

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	59,262	$6,071,985
CommVault Systems Inc.(a)	18,001	1,063,679
Fair Isaac Corp.(a)	13,396	2,505,052
Fortinet Inc.(a)	67,082	4,724,585
Intuit Inc.	119,792	23,581,055
j2 Global Inc.	21,677	1,503,950
Manhattan Associates Inc.(a)	20,888	885,025
Microsoft Corp.	3,567,059	362,306,183
Oracle Corp.	588,306	26,562,016
PTC Inc.(a)(b)	49,432	4,097,913
Red Hat Inc.(a)	81,567	14,326,428
salesforce.com Inc.(a)	353,064	48,359,176
Synopsys Inc.(a)	39,502	3,327,649
Teradata Corp.(a)	54,693	2,098,023
Tyler Technologies Inc.(a)	17,998	3,344,388
Ultimate Software Group Inc. (The)(a)	14,490	3,548,166

		584,696,367

Specialty Retail — 2.6%
Aaron’s Inc.	16,793	706,146
Advance Auto Parts Inc.	21,907	3,449,476
AutoZone Inc.(a)	11,677	9,789,296
CarMax Inc.(a)	36,437	2,285,693
Five Below Inc.(a)(b)	25,818	2,641,698
Foot Locker Inc.	26,028	1,384,690
Home Depot Inc. (The)	239,815	41,205,013
Lowe’s Companies Inc.	170,467	15,744,332
O’Reilly Automotive Inc.(a)	36,911	12,709,565
Ross Stores Inc.	97,950	8,149,440
Sally Beauty Holdings Inc.(a)	34,975	596,324
Tiffany & Co.	22,620	1,821,136
TJX Companies Inc. (The)	571,142	25,552,893
Tractor Supply Co.	56,455	4,710,605
Ulta Salon Cosmetics & Fragrance Inc.(a)	26,098	6,389,834
Urban Outfitters Inc.(a)	34,820	1,156,024
Williams-Sonoma Inc.	19,246	970,961

		139,263,126

Technology Hardware, Storage & Peripherals — 0.2%
NetApp Inc.	116,136	6,929,835
Seagate Technology PLC	77,004	2,971,584

		9,901,419

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	10,837	884,516
Deckers Outdoor Corp.(a)	13,454	1,721,439
Hanesbrands Inc.	73,516	921,156
NIKE Inc., Class B	299,639	22,215,235
Tapestry Inc.	89,839	3,032,066
Under Armour Inc., Class A(a)	56,336	995,457

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class C, NVS(a)	57,771	$934,157
VF Corp.	149,823	10,688,373

		41,392,399

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	3,407	748,075

Tobacco — 0.4%
Philip Morris International Inc.	365,890	24,426,816

Trading Companies & Distributors — 0.3%
Fastenal Co.	132,835	6,945,942
GATX Corp.	7,655	542,051
MSC Industrial Direct Co. Inc., Class A	11,135	856,504
NOW Inc.(a)(b)	22,546	262,436
United Rentals Inc.(a)(b)	19,983	2,048,857
WW Grainger Inc.	21,070	5,949,325

		16,605,115

Water Utilities — 0.1%
American Water Works Co. Inc.	52,679	4,781,673
Aqua America Inc.	37,946	1,297,374

		6,079,047

Total Common Stocks — 99.9% (Cost: $5,155,635,088)		5,458,595,739

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	44,849,123	44,853,608
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	7,288,395	7,288,395

		52,142,003

Total Short-Term Investments — 1.0% (Cost: $52,140,575)		52,142,003

Total Investments in Securities — 100.9% (Cost: $5,207,775,663)		5,510,737,742

Other Assets, Less Liabilities — (0.9)%		(46,553,413)

Net Assets — 100.0%		$5,464,184,329

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

68

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,432,035	25,417,088	(a)	—	44,849,123	$44,853,608	$113,836	(b)	$(7,671)	$3,061
BlackRock Cash Funds: Treasury, SL Agency Shares	3,276,788	4,011,607	(a)	—	7,288,395	7,288,395	115,981		—	—
BlackRock Inc.	21,137	11,520		(32,657)	—	—	240,817		(2,749,521)	(1,873,434)

						$52,142,003	$470,634		$(2,757,192)	$(1,870,373)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	37	03/15/19	$4,635	$186,131

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,458,595,739	$—	$—	$5,458,595,739
Money Market Funds	52,142,003	—	—	52,142,003

	$5,510,737,742	$—	$—	$5,510,737,742

Derivative financial instruments(a)
Assets
Futures Contracts	$186,131	$—	$—	$186,131

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

69

Schedule of Investments (unaudited) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	188,226	$3,173,490
Esterline Technologies Corp.(a)	5,002	607,493
General Dynamics Corp.	122,341	19,233,229
Harris Corp.	24,632	3,316,699
Huntington Ingalls Industries Inc.	18,935	3,603,520
L3 Technologies Inc.	14,447	2,508,866
Lockheed Martin Corp.	43,531	11,398,157
Northrop Grumman Corp.	76,305	18,687,094
Raytheon Co.	71,303	10,934,315
Teledyne Technologies Inc.(a)	8,148	1,687,206
Textron Inc.	106,339	4,890,531
United Technologies Corp.	187,286	19,942,213

		99,982,813

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	60,153	5,058,266
FedEx Corp.	58,591	9,452,486
United Parcel Service Inc., Class B	152,822	14,904,729

		29,415,481

Airlines — 0.9%
Alaska Air Group Inc.	53,958	3,283,344
American Airlines Group Inc.	180,201	5,786,254
Delta Air Lines Inc.	274,279	13,686,522
JetBlue Airways Corp.(a)	133,433	2,142,934
Southwest Airlines Co.	222,460	10,339,941
United Continental Holdings Inc.(a)	100,710	8,432,449

		43,671,444

Auto Components — 0.3%
Adient PLC	38,322	577,129
Aptiv PLC	45,145	2,779,578
BorgWarner Inc.	91,563	3,180,899
Dana Inc.	62,698	854,574
Delphi Technologies PLC	38,138	546,136
Gentex Corp.	31,145	629,440
Goodyear Tire & Rubber Co. (The)	102,007	2,081,963
Visteon Corp.(a)	12,432	749,401

		11,399,120

Automobiles — 0.8%
Ford Motor Co.	1,717,533	13,139,127
General Motors Co.	577,006	19,300,851
Harley-Davidson Inc.	71,279	2,432,040
Thor Industries Inc.	21,603	1,123,356

		35,995,374

Banks — 11.0%
Associated Banc-Corp.	72,624	1,437,229
BancorpSouth Bank	20,653	539,869
Bank of America Corp.	4,012,495	98,867,877
Bank of Hawaii Corp.	9,677	651,456
Bank OZK	52,082	1,189,032
BB&T Corp.	338,743	14,674,347
Cathay General Bancorp	33,370	1,118,896
Chemical Financial Corp.	31,259	1,144,392
Citigroup Inc.	1,073,071	55,864,076
Citizens Financial Group Inc.	204,832	6,089,655
Comerica Inc.	38,149	2,620,455
Commerce Bancshares Inc.	15,706	885,347
Cullen/Frost Bankers Inc.	28,291	2,487,911
East West Bancorp. Inc.	31,217	1,358,876

Security	Shares	Value

Banks (continued)
F.N.B. Corp.	77,650	$764,076
Fifth Third Bancorp	286,966	6,752,310
First Horizon National Corp.	141,809	1,866,206
Fulton Financial Corp.	77,080	1,193,198
Hancock Whitney Corp.	37,000	1,282,050
Home BancShares Inc./AR	38,284	625,561
Huntington Bancshares Inc./OH	464,854	5,541,060
International Bancshares Corp.	24,059	827,630
JPMorgan Chase & Co.	1,461,884	142,709,116
KeyCorp	452,887	6,693,670
M&T Bank Corp.	61,563	8,811,512
MB Financial Inc.	17,699	701,411
PacWest Bancorp	53,317	1,774,390
People’s United Financial Inc.	165,172	2,383,432
Pinnacle Financial Partners Inc.	31,774	1,464,781
PNC Financial Services Group Inc. (The)	202,856	23,715,895
Prosperity Bancshares Inc.	29,042	1,809,317
Regions Financial Corp.	452,419	6,053,366
Signature Bank/New York NY	9,436	970,115
Sterling Bancorp./DE	48,847	806,464
SunTrust Banks Inc.	197,638	9,968,861
Synovus Financial Corp.	72,881	2,331,463
TCF Financial Corp.	73,025	1,423,257
Texas Capital Bancshares Inc.(a)	21,609	1,104,004
Trustmark Corp.	28,126	799,622
Umpqua Holdings Corp.	96,386	1,532,537
United Bankshares Inc./WV	45,126	1,403,870
Valley National Bancorp	145,053	1,288,071
Webster Financial Corp.	40,012	1,972,191
Wells Fargo & Co.	1,862,562	85,826,857
Wintrust Financial Corp.	24,485	1,628,008
Zions Bancorp. N.A	84,144	3,428,027

		518,381,746

Beverages — 1.5%
Coca-Cola Co. (The)	808,365	38,276,083
Molson Coors Brewing Co., Class B	81,989	4,604,502
PepsiCo Inc.	242,207	26,759,029

		69,639,614

Biotechnology — 2.5%
AbbVie Inc.	317,257	29,247,923
Amgen Inc.	95,111	18,515,258
Biogen Inc.(a)	40,733	12,257,374
Celgene Corp.(a)	162,859	10,437,633
Exelixis Inc.(a)	63,133	1,241,826
Gilead Sciences Inc.	568,436	35,555,672
Incyte Corp.(a)	40,377	2,567,573
Regeneron Pharmaceuticals Inc.(a)(b)	13,975	5,219,663
United Therapeutics Corp.(a)	19,303	2,102,097

		117,145,019

Building Products — 0.5%
Allegion PLC	20,322	1,619,867
AO Smith Corp.	63,246	2,700,604
Fortune Brands Home & Security Inc.	62,145	2,360,889
Johnson Controls International PLC	406,191	12,043,563
Masco Corp.	70,502	2,061,478
Resideo Technologies Inc.(a)	53,343	1,096,199

		21,882,600

Capital Markets — 3.8%
Affiliated Managers Group Inc.	22,902	2,231,571

70

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial Inc.	27,934	$2,915,472
Bank of New York Mellon Corp. (The)	399,883	18,822,493
BlackRock Inc.(c)	53,382	20,969,517
Charles Schwab Corp. (The)	253,504	10,528,021
CME Group Inc.	157,218	29,575,850
E*TRADE Financial Corp.	45,979	2,017,558
Eaton Vance Corp., NVS	19,572	688,543
Evercore Inc., Class A	9,592	686,403
Federated Investors Inc., Class B	21,383	567,719
Franklin Resources Inc.	130,311	3,865,024
Goldman Sachs Group Inc. (The)	152,070	25,403,293
Interactive Brokers Group Inc., Class A	10,333	564,698
Invesco Ltd.	180,046	3,013,970
Janus Henderson Group PLC	71,872	1,489,188
Legg Mason Inc.	37,404	954,176
Moody’s Corp.	37,349	5,230,354
Morgan Stanley	574,692	22,786,538
Nasdaq Inc.	15,242	1,243,290
Northern Trust Corp.	45,543	3,806,939
Raymond James Financial Inc.	56,665	4,216,443
SEI Investments Co.	25,324	1,169,969
State Street Corp.	166,843	10,522,788
Stifel Financial Corp.	31,497	1,304,606
T Rowe Price Group Inc.	52,908	4,884,467

		179,458,890

Chemicals — 2.5%
Albemarle Corp.	46,674	3,597,165
Ashland Global Holdings Inc.	27,344	1,940,330
Cabot Corp.	11,777	505,704
Celanese Corp.	27,617	2,484,702
CF Industries Holdings Inc.	57,577	2,505,175
DowDuPont Inc.	1,008,128	53,914,686
Eastman Chemical Co.	28,710	2,098,988
FMC Corp.	33,137	2,450,813
International Flavors & Fragrances Inc.	44,518	5,977,432
Linde PLC	80,155	12,507,386
LyondellBasell Industries NV, Class A	138,303	11,501,278
Minerals Technologies Inc.	15,422	791,766
Mosaic Co. (The)	83,383	2,435,617
NewMarket Corp.	1,348	555,497
Olin Corp.	72,393	1,455,823
PolyOne Corp.	34,594	989,388
PPG Industries Inc.	56,653	5,791,636
Scotts Miracle-Gro Co. (The)	6,196	380,806
Sensient Technologies Corp.	9,793	546,939
Sherwin-Williams Co. (The)	13,755	5,412,042
Valvoline Inc.	47,556	920,209

		118,763,382

Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	10,233	661,563
Clean Harbors Inc.(a)	9,570	472,280
Copart Inc.(a)	28,406	1,357,239
Deluxe Corp.	20,101	772,682
Healthcare Services Group Inc.	14,286	574,011
Herman Miller Inc.	25,551	772,918
HNI Corp.	19,170	679,193
Pitney Bowes Inc.	84,924	501,901
Republic Services Inc.	54,204	3,907,566

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)(b)	35,701	$1,309,870

		11,009,223

Communications Equipment — 0.2%
ARRIS International PLC(a)	71,556	2,187,467
InterDigital Inc.	5,973	396,786
Juniper Networks Inc.	151,073	4,065,374
Lumentum Holdings Inc.(a)	15,488	650,651
NetScout Systems Inc.(a)(b)	30,626	723,692
Plantronics Inc.	6,085	201,414
ViaSat Inc.(a)(b)	12,289	724,437

		8,949,821

Construction & Engineering — 0.3%
AECOM(a)	68,482	1,814,773
Dycom Industries Inc.(a)	13,484	728,675
EMCOR Group Inc.	25,199	1,504,128
Fluor Corp.	61,559	1,982,200
Granite Construction Inc.	20,372	820,584
Jacobs Engineering Group Inc.	52,311	3,058,101
KBR Inc.	33,137	503,020
MasTec Inc.(a)	27,697	1,123,390
Quanta Services Inc.	63,916	1,923,872
Valmont Industries Inc.	9,604	1,065,564

		14,524,307

Construction Materials — 0.1%
Eagle Materials Inc.	9,892	603,709
Martin Marietta Materials Inc.	11,841	2,035,113
Vulcan Materials Co.	30,038	2,967,754

		5,606,576

Consumer Finance — 0.9%
American Express Co.	153,966	14,676,039
Capital One Financial Corp.	208,206	15,738,292
Discover Financial Services	52,992	3,125,468
Navient Corp.	100,521	885,590
Synchrony Financial	289,537	6,792,538

		41,217,927

Containers & Packaging — 0.6%
AptarGroup Inc.	12,358	1,162,517
Avery Dennison Corp.	21,080	1,893,616
Ball Corp.	50,545	2,324,059
Bemis Co. Inc.	20,648	947,743
Greif Inc., Class A, NVS	6,305	233,979
International Paper Co.	178,456	7,202,484
Owens-Illinois Inc.(a)	69,466	1,197,594
Packaging Corp. of America	41,548	3,467,596
Sealed Air Corp.	68,303	2,379,677
Silgan Holdings Inc.	33,678	795,474
Sonoco Products Co.	43,682	2,320,825
Westrock Co.	110,991	4,191,020

		28,116,584

Distributors — 0.2%
Genuine Parts Co.	64,193	6,163,812
LKQ Corp.(a)	139,882	3,319,400

		9,483,212

Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	1,899	1,216,462
H&R Block Inc.	34,154	866,487
Sotheby’s(a)	7,941	315,575

		2,398,524

71

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 2.0%
Berkshire Hathaway Inc., Class B(a)	449,080	$91,693,155
Jefferies Financial Group Inc.	123,065	2,136,408

		93,829,563

Diversified Telecommunication Services — 2.1%
AT&T Inc.	3,199,612	91,316,927
CenturyLink Inc.	416,201	6,305,445

		97,622,372

Electric Utilities — 3.1%
ALLETE Inc.	22,351	1,703,593
Alliant Energy Corp.	45,319	1,914,728
American Electric Power Co. Inc.	216,772	16,201,539
Duke Energy Corp.	313,370	27,043,831
Edison International	143,397	8,140,648
Entergy Corp.	79,804	6,868,730
Evergy Inc.	115,359	6,548,930
Eversource Energy	63,569	4,134,528
Exelon Corp.	425,082	19,171,198
FirstEnergy Corp.	213,573	8,019,666
Hawaiian Electric Industries Inc.	24,655	902,866
IDACORP Inc.	9,484	882,581
OGE Energy Corp.	39,198	1,536,170
PG&E Corp.(a)	226,964	5,390,395
PNM Resources Inc.	34,553	1,419,783
PPL Corp.	316,647	8,970,610
Southern Co. (The)	452,276	19,863,962
Xcel Energy Inc.	125,260	6,171,560

		144,885,318

Electrical Equipment — 0.7%
Acuity Brands Inc.	17,526	2,014,614
Eaton Corp. PLC	100,040	6,868,746
Emerson Electric Co.	275,239	16,445,530
EnerSys	6,267	486,382
Hubbell Inc.	9,525	946,214
nVent Electric PLC	71,466	1,605,126
Regal Beloit Corp.	9,221	645,931
Rockwell Automation Inc.	26,582	4,000,059

		33,012,602

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	82,129	6,654,091
Arrow Electronics Inc.(a)(b)	38,173	2,632,028
Avnet Inc.	48,685	1,757,528
Belden Inc.	17,505	731,184
Cognex Corp.	37,855	1,463,853
Coherent Inc.(a)	10,480	1,107,841
Corning Inc.	351,700	10,624,857
FLIR Systems Inc.	60,973	2,654,764
IPG Photonics Corp.(a)	15,824	1,792,701
Jabil Inc.	61,935	1,535,369
SYNNEX Corp.	18,121	1,464,902
TE Connectivity Ltd.	150,763	11,402,206
Tech Data Corp.(a)	16,365	1,338,821
Vishay Intertechnology Inc.	57,395	1,033,684

		46,193,829

Energy Equipment & Services — 1.1%
Apergy Corp.(a)	17,365	470,244
Baker Hughes a GE Co.	224,641	4,829,782
Core Laboratories NV	8,531	508,959
Diamond Offshore Drilling Inc.(a)(b)	32,741	309,075
Dril-Quip Inc.(a)(b)	15,667	470,480

Security	Shares	Value

Energy Equipment & Services (continued)
Halliburton Co.	385,158	$10,237,500
Helmerich & Payne Inc.	47,739	2,288,608
McDermott International Inc.(a)	79,041	516,928
National Oilwell Varco Inc.	167,760	4,311,432
Oceaneering International Inc.(a)	43,095	521,450
Patterson-UTI Energy Inc.	95,201	985,330
Rowan Companies PLC, Class A(a)	55,618	466,635
Schlumberger Ltd.	608,756	21,963,916
TechnipFMC PLC	186,242	3,646,618
Transocean Ltd.(a)	121,172	840,934

		52,367,891

Entertainment — 1.6%
Activision Blizzard Inc.	335,265	15,613,291
Cinemark Holdings Inc.	25,888	926,790
Electronic Arts Inc.(a)	69,055	5,449,130
Twenty-First Century Fox Inc., Class A, NVS	253,086	12,178,498
Twenty-First Century Fox Inc., Class B	116,634	5,572,773
Viacom Inc., Class B, NVS	154,654	3,974,608
Walt Disney Co. (The)	288,008	31,580,077

		75,295,167

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexander & Baldwin Inc.	29,612	544,269
Alexandria Real Estate Equities Inc.(b)	47,277	5,448,201
AvalonBay Communities Inc.	19,567	3,405,636
Boston Properties Inc.	31,874	3,587,419
Camden Property Trust	16,756	1,475,366
CoreCivic Inc.	27,384	488,257
CoreSite Realty Corp.	6,310	550,421
Corporate Office Properties Trust	47,354	995,855
Cousins Properties Inc.(b)	89,880	710,052
Crown Castle International Corp.	107,586	11,687,067
Digital Realty Trust Inc.(b)	39,812	4,241,969
Douglas Emmett Inc.	33,997	1,160,318
Duke Realty Corp.	53,379	1,382,516
EPR Properties	11,412	730,710
Equinix Inc.	14,118	4,977,442
Equity Residential	53,319	3,519,587
Essex Property Trust Inc.(b)	7,605	1,864,822
Extra Space Storage Inc.	19,041	1,722,830
Federal Realty Investment Trust	16,822	1,985,669
First Industrial Realty Trust Inc.	19,053	549,870
GEO Group Inc. (The)	30,936	609,439
Healthcare Realty Trust Inc.	22,542	641,094
Highwoods Properties Inc.	23,576	912,155
Hospitality Properties Trust	71,954	1,718,261
Host Hotels & Resorts Inc.	174,510	2,909,082
Iron Mountain Inc.	125,815	4,077,664
JBG SMITH Properties	14,831	516,267
Kilroy Realty Corp.(b)	44,410	2,792,501
Kimco Realty Corp.(b)	184,421	2,701,768
Lamar Advertising Co., Class A	15,041	1,040,536
Liberty Property Trust	29,171	1,221,681
Macerich Co. (The)	46,297	2,003,734
Mack-Cali Realty Corp.	14,204	278,256
Mid-America Apartment Communities Inc.	22,378	2,141,575
Pebblebrook Hotel Trust(b)	29,559	836,815
PotlatchDeltic Corp.(b)	29,249	925,438
Prologis Inc.(b)	276,623	16,243,303
Rayonier Inc.	23,213	642,768

72

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	36,296	$2,288,100
Regency Centers Corp.	41,281	2,422,369
Sabra Health Care REIT Inc.	78,049	1,286,248
SBA Communications Corp.(a)	20,929	3,388,196
Senior Housing Properties Trust	104,038	1,219,325
Simon Property Group Inc.	45,021	7,563,078
SL Green Realty Corp.	37,296	2,949,368
Tanger Factory Outlet Centers Inc.(b)	23,847	482,186
Taubman Centers Inc.(b)	11,032	501,846
UDR Inc.	54,026	2,140,510
Urban Edge Properties	26,711	443,937
Ventas Inc.	156,793	9,186,502
Vornado Realty Trust	36,951	2,292,071
Weingarten Realty Investors	21,561	534,928
Weyerhaeuser Co.	330,041	7,214,696

		137,153,973

Food & Staples Retailing — 3.0%
Casey’s General Stores Inc.	16,014	2,052,034
Costco Wholesale Corp.	192,628	39,240,250
Kroger Co. (The)	350,901	9,649,777
Sprouts Farmers Market Inc.(a)	55,003	1,293,121
Sysco Corp.	79,444	4,977,961
Walgreens Boots Alliance Inc.	353,403	24,148,027
Walmart Inc.	625,503	58,265,604

		139,626,774

Food Products — 1.8%
Archer-Daniels-Midland Co.	246,451	10,097,097
Campbell Soup Co.	84,315	2,781,552
Conagra Brands Inc.	212,432	4,537,547
Flowers Foods Inc.	40,223	742,919
General Mills Inc.	262,074	10,205,162
Hain Celestial Group Inc. (The)(a)	38,922	617,303
Hershey Co. (The)	23,972	2,569,319
Ingredion Inc.	31,214	2,852,960
JM Smucker Co. (The)	49,798	4,655,615
Kraft Heinz Co. (The)	273,385	11,766,490
Mondelez International Inc., Class A	639,114	25,583,733
Sanderson Farms Inc.	8,741	867,894
TreeHouse Foods Inc.(a)(b)	24,515	1,243,156
Tyson Foods Inc., Class A	130,018	6,942,961

		85,463,708

Gas Utilities — 0.1%
Atmos Energy Corp.	21,386	1,982,910
New Jersey Resources Corp.	38,731	1,768,844
ONE Gas Inc.	11,078	881,809
Southwest Gas Holdings Inc.	23,010	1,760,265

		6,393,828

Health Care Equipment & Supplies — 1.1%
Align Technology Inc.(a)	15,670	3,281,768
Baxter International Inc.	124,019	8,162,931
Becton Dickinson and Co.	43,629	9,830,486
Cantel Medical Corp.	8,273	615,925
Cooper Companies Inc. (The)	12,302	3,130,859
Danaher Corp.	121,109	12,488,760
DENTSPLY SIRONA Inc.	97,405	3,624,440
Hologic Inc.(a)	53,408	2,195,069
Inogen Inc.(a)	3,484	432,608
Stryker Corp.	55,946	8,769,535

		52,532,381

Security	Shares	Value

Health Care Providers & Services — 5.0%
Acadia Healthcare Co. Inc.(a)(b)	38,627	$993,100
AmerisourceBergen Corp.	68,683	5,110,015
Anthem Inc.	113,678	29,855,253
Cardinal Health Inc.	130,456	5,818,338
Centene Corp.(a)	90,263	10,407,324
Cigna Corp.	72,423	13,754,576
CVS Health Corp.	568,484	37,247,072
Henry Schein Inc.(a)	37,144	2,916,547
Laboratory Corp. of America Holdings(a)	44,352	5,604,319
McKesson Corp.	85,961	9,496,112
MEDNAX Inc.(a)	39,143	1,291,719
Patterson Companies Inc.	36,152	710,748
Quest Diagnostics Inc.	59,553	4,958,978
Tenet Healthcare Corp.(a)	19,971	342,303
UnitedHealth Group Inc.	422,916	105,356,834
Universal Health Services Inc., Class B	16,397	1,911,234

		235,774,472

Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(a)	75,832	731,020
Medidata Solutions Inc.(a)(b)	10,521	709,326

		1,440,346

Hotels, Restaurants & Leisure — 1.4%
Boyd Gaming Corp.	34,804	723,227
Carnival Corp.	176,030	8,678,279
Cheesecake Factory Inc. (The)	9,283	403,903
Cracker Barrel Old Country Store Inc.	4,722	754,859
Darden Restaurants Inc.	16,413	1,639,002
Dunkin’ Brands Group Inc.	14,613	936,986
International Speedway Corp., Class A	5,652	247,897
Jack in the Box Inc.	4,153	322,397
Marriott International Inc./MD, Class A	74,675	8,106,718
Marriott Vacations Worldwide Corp.	17,624	1,242,668
MGM Resorts International	220,168	5,341,276
Norwegian Cruise Line Holdings Ltd.(a)	96,673	4,097,968
Papa John’s International Inc.	4,840	192,680
Penn National Gaming Inc.(a)	19,564	368,390
Royal Caribbean Cruises Ltd.	75,328	7,366,325
Six Flags Entertainment Corp.	16,411	912,944
Starbucks Corp.	267,219	17,208,904
Texas Roadhouse Inc.	10,164	606,791
Wyndham Destinations Inc.	14,715	527,386
Wynn Resorts Ltd.	43,002	4,253,328

		63,931,928

Household Durables — 0.6%
DR Horton Inc.	150,496	5,216,191
Garmin Ltd.	20,214	1,279,950
KB Home	37,123	709,049
Leggett & Platt Inc.	57,102	2,046,536
Lennar Corp., Class A	128,594	5,034,455
Mohawk Industries Inc.(a)	27,704	3,240,260
Newell Brands Inc.	91,798	1,706,525
NVR Inc.(a)	570	1,389,084
PulteGroup Inc.	113,572	2,951,736
Tempur Sealy International Inc.(a)(b)	8,872	367,301
Toll Brothers Inc.	59,818	1,969,807
TRI Pointe Group Inc.(a)	61,278	669,769
Tupperware Brands Corp.	14,840	468,499
Whirlpool Corp.	27,950	2,987,017

		30,036,179

73

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.3%
Colgate-Palmolive Co.	163,792	$9,748,900
Energizer Holdings Inc.	12,833	579,410
Kimberly-Clark Corp.	69,942	7,969,191
Procter & Gamble Co. (The)	482,917	44,389,731

		62,687,232

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	289,843	4,191,130

Industrial Conglomerates — 1.6%
3M Co.	125,359	23,885,904
Carlisle Companies Inc.	9,443	949,210
General Electric Co.	3,823,624	28,944,834
Honeywell International Inc.	162,722	21,498,831

		75,278,779

Insurance — 4.4%
Aflac Inc.	334,644	15,246,381
Alleghany Corp.	6,488	4,044,100
Allstate Corp. (The)	151,417	12,511,587
American Financial Group Inc./OH	29,559	2,675,976
American International Group Inc.	388,867	15,325,248
Aon PLC	39,042	5,675,145
Arthur J Gallagher & Co.	26,695	1,967,421
Aspen Insurance Holdings Ltd.	26,147	1,097,913
Assurant Inc.	22,812	2,040,305
Brighthouse Financial Inc.(a)(b)	51,908	1,582,156
Chubb Ltd.	202,553	26,165,797
Cincinnati Financial Corp.	34,937	2,704,823
CNO Financial Group Inc.	70,949	1,055,721
Everest Re Group Ltd.	17,789	3,873,733
First American Financial Corp.	46,934	2,095,134
Genworth Financial Inc., Class A(a)	121,957	568,320
Hanover Insurance Group Inc. (The)	10,885	1,271,041
Hartford Financial Services Group Inc. (The)	158,065	7,025,989
Kemper Corp.	7,383	490,084
Lincoln National Corp.	93,524	4,798,716
Loews Corp.(b)	121,034	5,509,468
Marsh & McLennan Companies Inc.	81,796	6,523,231
Mercury General Corp.	6,463	334,202
MetLife Inc.	433,823	17,812,772
Old Republic International Corp.	124,519	2,561,356
Principal Financial Group Inc.	115,709	5,110,866
Progressive Corp. (The)	120,466	7,267,714
Prudential Financial Inc.	181,534	14,804,098
Reinsurance Group of America Inc.	26,849	3,765,035
RenaissanceRe Holdings Ltd.	17,573	2,349,510
Torchmark Corp.	24,729	1,843,052
Travelers Companies Inc. (The)	116,452	13,945,127
Unum Group	95,732	2,812,606
Willis Towers Watson PLC	57,123	8,674,699
WR Berkley Corp.	41,264	3,049,822

		208,579,148

Interactive Media & Services — 0.0%
Cars.com Inc.(a)(b)	14,922	320,823
TripAdvisor Inc.(a)(b)	15,001	809,154

		1,129,977

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)	10,612	18,278,321
eBay Inc.(a)	246,634	6,923,016

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Expedia Group Inc.	19,701	$2,219,318

		27,420,655

IT Services — 2.3%
Accenture PLC, Class A	151,269	21,330,442
CACI International Inc., Class A(a)	10,996	1,583,754
Cognizant Technology Solutions Corp., Class A	254,408	16,149,820
DXC Technology Co.	123,123	6,546,450
FleetCor Technologies Inc.(a)	15,587	2,894,818
International Business Machines Corp.	399,341	45,393,091
Jack Henry & Associates Inc.	17,676	2,236,367
Paychex Inc.	53,095	3,459,139
Perspecta Inc.	61,408	1,057,446
Science Applications International Corp.	18,635	1,187,049
Total System Services Inc.	23,711	1,927,467
Western Union Co. (The)	112,528	1,919,728

		105,685,571

Leisure Products — 0.1%
Brunswick Corp./DE	37,711	1,751,676
Hasbro Inc.	21,917	1,780,756
Mattel Inc.(a)(b)	77,527	774,495
Polaris Industries Inc.	25,616	1,964,235

		6,271,162

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	65,849	4,442,174
Charles River Laboratories International Inc.(a)(b)	9,132	1,033,560
IQVIA Holdings Inc.(a)	18,902	2,195,845
Mettler-Toledo International Inc.(a)	3,966	2,243,090
PerkinElmer Inc.	23,288	1,829,272
Syneos Health Inc.(a)	11,427	449,653
Waters Corp.(a)	13,323	2,513,384

		14,706,978

Machinery — 2.8%
AGCO Corp.	28,796	1,603,073
Caterpillar Inc.	259,301	32,949,378
Crane Co.	9,141	659,797
Cummins Inc.	65,018	8,689,005
Deere & Co.	141,369	21,088,014
Donaldson Co. Inc.	19,621	851,355
Dover Corp.	64,305	4,562,440
Flowserve Corp.	27,379	1,040,950
Fortive Corp.	129,170	8,739,642
Graco Inc.	29,387	1,229,846
Illinois Tool Works Inc.	80,485	10,196,645
Lincoln Electric Holdings Inc.	13,258	1,045,393
Nordson Corp.	13,256	1,582,104
Oshkosh Corp.	31,224	1,914,343
PACCAR Inc.	153,751	8,785,332
Parker-Hannifin Corp.	58,168	8,675,176
Pentair PLC	69,891	2,640,482
Snap-on Inc.	24,383	3,542,606
Stanley Black & Decker Inc.	66,417	7,952,772
Terex Corp.	28,221	778,053
Timken Co. (The)	30,056	1,121,690
Toro Co. (The)	17,667	987,232
Trinity Industries Inc.	64,028	1,318,337
Wabtec Corp.	20,374	1,431,273

		133,384,938

Marine — 0.0%
Kirby Corp.(a)	13,151	885,851

74

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.7%
AMC Networks Inc., Class A(a)(b)	10,003	$548,965
Cable One Inc.	825	676,583
CBS Corp., Class B, NVS	148,002	6,470,647
Charter Communications Inc., Class A(a)(b)	44,150	12,581,426
Comcast Corp., Class A	1,077,234	36,679,818
Discovery Inc., Class A(a)(b)	68,618	1,697,609
Discovery Inc., Class C, NVS(a)	157,667	3,638,954
DISH Network Corp., Class A(a)	100,318	2,504,941
Interpublic Group of Companies Inc. (The)	168,225	3,470,482
John Wiley & Sons Inc., Class A	7,231	339,640
Meredith Corp.	17,298	898,458
News Corp., Class A, NVS	168,615	1,913,780
News Corp., Class B	54,128	625,178
Omnicom Group Inc.	98,712	7,229,667
TEGNA Inc.	94,236	1,024,345

		80,300,493
Metals & Mining — 0.6%
Carpenter Technology Corp.	20,739	738,516
Commercial Metals Co.	51,474	824,614
Compass Minerals International Inc.	14,832	618,346
Ferroglobe PLC(a)(d)	5,019	—
Freeport-McMoRan Inc.	353,168	3,641,162
Newmont Mining Corp.	234,382	8,121,336
Nucor Corp.	138,273	7,163,924
Reliance Steel & Aluminum Co.	30,835	2,194,527
Royal Gold Inc.	10,147	869,091
Steel Dynamics Inc.	100,478	3,018,359
U.S. Steel Corp.	77,571	1,414,895
Worthington Industries Inc.	17,587	612,731

		29,217,501
Multi-Utilities — 1.7%
CenterPoint Energy Inc.	219,287	6,190,472
CMS Energy Corp.	55,619	2,761,483
Consolidated Edison Inc.	136,915	10,468,521
Dominion Energy Inc.	152,629	10,906,868
DTE Energy Co.	80,038	8,828,191
MDU Resources Group Inc.	85,803	2,045,544
NiSource Inc.	159,023	4,031,233
NorthWestern Corp.	9,456	562,065
Public Service Enterprise Group Inc.	222,206	11,565,822
SCANA Corp.	62,405	2,981,711
Sempra Energy	120,310	13,016,339
Vectren Corp.	15,422	1,110,076
WEC Energy Group Inc.	71,911	4,980,556

		79,448,881
Multiline Retail — 0.7%
Big Lots Inc.	17,660	510,727
Dillard’s Inc., Class A(b)	8,094	488,149
Dollar Tree Inc.(a)	104,544	9,442,414
Kohl’s Corp.	72,294	4,795,984
Macy’s Inc.	78,909	2,349,910
Nordstrom Inc.	25,759	1,200,627
Target Corp.	229,384	15,159,989

		33,947,800
Oil, Gas & Consumable Fuels — 5.9%
Cabot Oil & Gas Corp.	59,216	1,323,478
Chesapeake Energy Corp.(a)(b)	206,907	434,505
Chevron Corp.	840,040	91,387,952
Cimarex Energy Co.	18,578	1,145,334

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Concho Resources Inc.(a)	40,185	$4,130,616
EOG Resources Inc.	254,834	22,224,073
EQT Corp.	111,413	2,104,591
Exxon Mobil Corp.	831,337	56,688,870
Hess Corp.	49,446	2,002,563
Kinder Morgan Inc./DE	834,357	12,832,411
Marathon Petroleum Corp.	303,690	17,920,747
Matador Resources Co.(a)	16,486	256,028
Newfield Exploration Co.(a)	47,973	703,284
Noble Energy Inc.	210,003	3,939,656
Oasis Petroleum Inc.(a)	117,100	647,563
ONEOK Inc.	79,002	4,262,158
PBF Energy Inc., Class A	28,705	937,792
PetroCorp Inc. Escrow(a)(d)	190	—
Phillips 66	186,495	16,066,544
Pioneer Natural Resources Co.	74,969	9,859,923
Range Resources Corp.(b)	90,633	867,358
SM Energy Co.	45,200	699,696
Southwestern Energy Co.(a)(b)	139,198	474,665
Valero Energy Corp.	186,527	13,983,929
Williams Companies Inc. (The)	532,156	11,734,040
World Fuel Services Corp.	29,413	629,732
WPX Energy Inc.(a)	172,909	1,962,517

		279,220,025
Paper & Forest Products — 0.0%
Domtar Corp.	27,518	966,707
Louisiana-Pacific Corp.	34,672	770,412

		1,737,119
Personal Products — 0.2%
Coty Inc., Class A	197,245	1,293,927
Edgewell Personal Care Co.(a)	12,230	456,791
Estee Lauder Companies Inc. (The), Class A	30,929	4,023,863
Nu Skin Enterprises Inc., Class A	24,159	1,481,671

		7,256,252
Pharmaceuticals — 2.5%
Allergan PLC	139,388	18,630,600
Bristol-Myers Squibb Co.	351,564	18,274,297
Catalent Inc.(a)	26,934	839,802
Johnson & Johnson	483,409	62,383,931
Mylan NV(a)	225,637	6,182,454
Nektar Therapeutics(a)	76,097	2,501,308
Perrigo Co. PLC	54,386	2,107,458
Prestige Consumer Healthcare Inc.(a)(b)	22,426	692,515
Zoetis Inc.	95,007	8,126,899

		119,739,264
Professional Services — 0.3%
Equifax Inc.	20,622	1,920,527
ManpowerGroup Inc.	27,069	1,754,071
Nielsen Holdings PLC	155,381	3,625,039
Robert Half International Inc.	28,616	1,636,835
Verisk Analytics Inc.(a)(b)	22,410	2,443,586

		11,380,058
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	139,323	5,578,493
Jones Lang LaSalle Inc.	20,086	2,542,887
Realogy Holdings Corp.	52,697	773,592

		8,894,972

75

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.3%
Avis Budget Group Inc.(a)	28,465	$639,893
Genesee & Wyoming Inc., Class A(a)	12,995	961,890
JB Hunt Transport Services Inc.	12,699	1,181,515
Kansas City Southern	24,915	2,378,137
Knight-Swift Transportation Holdings Inc.	54,559	1,367,794
Landstar System Inc.	6,502	622,046
Norfolk Southern Corp.	37,390	5,591,300
Old Dominion Freight Line Inc.	9,308	1,149,445
Ryder System Inc.	23,244	1,119,199
Werner Enterprises Inc.	19,165	566,134

		15,577,353

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices Inc.	74,842	6,423,689
Applied Materials Inc.	431,945	14,141,879
Cirrus Logic Inc.(a)	25,764	854,849
First Solar Inc.(a)	32,773	1,391,378
Intel Corp.	662,389	31,085,916
KLA-Tencor Corp.	30,281	2,709,847
Lam Research Corp.	68,194	9,285,977
Maxim Integrated Products Inc.	48,461	2,464,242
Microchip Technology Inc.	50,958	3,664,899
Micron Technology Inc.(a)	492,172	15,616,618
MKS Instruments Inc.	23,256	1,502,570
NVIDIA Corp.	126,001	16,821,133
Qorvo Inc.(a)	54,918	3,335,170
QUALCOMM Inc.	256,016	14,569,871
Skyworks Solutions Inc.	30,546	2,047,193
Synaptics Inc.(a)(b)	6,846	254,740
Teradyne Inc.	29,335	920,532
Texas Instruments Inc.	143,520	13,562,640
Universal Display Corp.	6,198	579,947
Versum Materials Inc.	14,586	404,324

		141,637,414

Software — 0.8%
Blackbaud Inc.	7,945	499,741
Cadence Design Systems Inc.(a)	50,956	2,215,567
CDK Global Inc.	33,732	1,615,088
LogMeIn Inc.	22,623	1,845,358
Manhattan Associates Inc.(a)	8,924	378,110
Oracle Corp.	560,511	25,307,072
Symantec Corp.	280,825	5,306,188
Synopsys Inc.(a)	28,218	2,377,084

		39,544,208

Specialty Retail — 2.0%
Aaron’s Inc.	14,328	602,492
Advance Auto Parts Inc.	11,484	1,808,271
American Eagle Outfitters Inc.	73,062	1,412,288
AutoNation Inc.(a)(b)	25,155	898,034
Bed Bath & Beyond Inc.	60,410	683,841
Best Buy Co. Inc.	102,500	5,428,400
CarMax Inc.(a)	41,995	2,634,346
Dick’s Sporting Goods Inc.	32,311	1,008,103
Foot Locker Inc.	26,077	1,387,296
Gap Inc. (The)	93,523	2,409,152
Home Depot Inc. (The)	267,990	46,046,042
L Brands Inc.	99,947	2,565,640
Lowe’s Companies Inc.	190,518	17,596,243
Michaels Companies Inc. (The)(a)	39,366	533,016
Murphy USA Inc.(a)	13,130	1,006,283

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	70,621	$5,875,667
Sally Beauty Holdings Inc.(a)(b)	19,940	339,977
Signet Jewelers Ltd.	22,723	721,910
Tiffany & Co.	26,355	2,121,841
Williams-Sonoma Inc.	17,129	864,158

		95,943,000

Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	1,981,803	312,609,605
Hewlett Packard Enterprise Co.	626,656	8,278,126
HP Inc.	695,615	14,232,283
NCR Corp.(a)(b)	51,740	1,194,159
Seagate Technology PLC	42,186	1,627,958
Western Digital Corp.	126,670	4,682,990
Xerox Corp.	90,724	1,792,706

		344,417,827

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	9,762	796,774
Hanesbrands Inc.	88,452	1,108,304
Michael Kors Holdings Ltd.(a)	66,025	2,503,668
NIKE Inc., Class B	274,217	20,330,448
PVH Corp.	33,138	3,080,177
Ralph Lauren Corp.	23,860	2,468,556
Skechers U.S.A. Inc., Class A(a)	57,686	1,320,433
Tapestry Inc.	42,383	1,430,426
Under Armour Inc., Class A(a)(b)	29,541	521,989
Under Armour Inc., Class C, NVS(a)(b)	30,316	490,210

		34,050,985

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	214,606	2,019,443
Washington Federal Inc.	34,165	912,547

		2,931,990

Tobacco — 1.4%
Altria Group Inc.	825,684	40,780,533
Philip Morris International Inc.	334,845	22,354,252

		63,134,785

Trading Companies & Distributors — 0.1%
GATX Corp.	9,339	661,295
MSC Industrial Direct Co. Inc., Class A	9,375	721,125
NOW Inc.(a)(b)	26,427	307,610
United Rentals Inc.(a)	16,898	1,732,552
Watsco Inc.	13,941	1,939,751

		5,362,333

Water Utilities — 0.1%
American Water Works Co. Inc.	29,325	2,661,830
Aqua America Inc.	41,874	1,431,672

		4,093,502

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems Inc.	40,677	1,323,630

Total Common Stocks — 99.7% (Cost: $4,902,432,868)		4,701,982,801

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(e)(f)	42,344,883	42,349,118

76

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(e)	6,605,484	$6,605,484

		48,954,602

Total Short-Term Investments — 1.0% (Cost: $48,952,826)		48,954,602

Total Investments in Securities — 100.7% (Cost: $4,951,385,694)		4,750,937,403

Other Assets, Less Liabilities — (0.7)%		(33,082,169)

Net Assets — 100.0%		$4,717,855,234

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	32,013,467	10,331,416	(a)	—	42,344,883	$42,349,118	$146,811	(b)	$(3,781)	$4,613
BlackRock Cash Funds: Treasury, SL Agency Shares	4,882,215	1,723,269	(a)	—	6,605,484	6,605,484	130,940		—	—
BlackRock Inc.	15,108	39,693		(1,419)	53,382	20,969,517	170,590		93,766	(2,145,361)
PNC Financial Services Group Inc. (The) (c)	140,898	113,339		(51,381)	202,856	23,715,895	433,240		(1,062,493)	(5,185,962)

						$93,640,014	$881,581		$(972,508)	$(7,326,710)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	81	03/15/19	$10,146	$117,660
S&P MidCap 400 E-Mini	29	03/15/19	4,820	70,674

				$188,334

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

77

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Core S&P U.S. Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$4,701,982,801	$—	$0	(a)	$4,701,982,801
Money Market Funds	48,954,602	—	—		48,954,602

	$4,750,937,403	$—	$0	(a)	$4,750,937,403

Derivative financial instruments(b)
Assets
Futures Contracts	$188,334	$—	$—		$188,334

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

78

Schedule of Investments (unaudited) December 31, 2018	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.6%
iShares JPX-Nikkei 400 ETF(a)	46,602	$2,538,877

Total Investment Companies — 100.6% (Cost: $2,780,707)		2,538,877

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(a)(b)	1,526	1,526

Total Short-Term Investments — 0.1% (Cost: $1,526)		1,526

Total Investments in Securities — 100.7% (Cost: $2,782,233)		2,540,403

Other Assets, Less Liabilities — (0.7)%		(18,055)

Net Assets — 100.0%		$2,522,348

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,557	—	(31	)(a)	1,526	$1,526	$22	$—	$—
iShares JPX-Nikkei 400 ETF	44,235	4,405	(2,038)		46,602	2,538,877	40,881	(19,892)	(519,904)

						$2,540,403	$40,903	$(19,892)	$(519,904)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	326,779,000	USD	2,962,976	MS	01/08/19	$18,689
JPY	43,733,000	USD	399,364	MS	02/04/19	530

						19,219

USD	2,893,445	JPY	326,779,000	MS	01/08/19	(88,220)
USD	2,950,903	JPY	324,702,000	MS	02/04/19	(18,171)

						(106,391)

	Net unrealized depreciation					$(87,172)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

79

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,538,877	$—	$—	$2,538,877
Money Market Funds	1,526	—	—	1,526

	$2,540,403	$—	$—	$2,540,403

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$19,219	$—	$19,219
Liabilities
Forward Foreign Currency Exchange Contracts	—	(106,391)	—	(106,391)

	$—	$(87,172)	$—	$(87,172)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

80

Schedule of Investments (unaudited) December 31, 2018	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 12.2%
CCR SA	396,000	$1,144,346
Ultrapar Participacoes SA, ADR, NVS	166,160	2,249,807

		3,394,153

Chile — 5.8%
Enel Americas SA, ADR, NVS	116,120	1,035,790
Enel Chile SA, ADR, NVS	118,180	584,991

		1,620,781

China — 43.9%
Beijing Capital International Airport Co. Ltd., Class H	528,000	560,414
Beijing Enterprises Water Group Ltd.	1,120,000	570,775
CGN Power Co. Ltd., Class H(a)	2,240,000	532,151
China Gas Holdings Ltd	464,000	1,653,471
China Longyuan Power Group Corp. Ltd., Class H	640,000	435,694
China Merchants Port Holdings Co. Ltd.	466,000	839,227
China Oilfield Services Ltd., Class H	640,000	550,135
China Resources Gas Group Ltd.(b)	184,000	728,541
China Resources Power Holdings Co. Ltd.	360,000	692,471
COSCO SHIPPING Ports Ltd.	600,000	590,087
Guangdong Investment Ltd.	600,000	1,160,250
Huaneng Power International Inc., Class H	880,000	559,740
Jiangsu Expressway Co. Ltd., Class H	440,000	613,691
Kunlun Energy Co. Ltd.	1,240,000	1,314,541
Shenzhen Expressway Co. Ltd., Class H	264,000	290,997
Shenzhen International Holdings Ltd.(b)	350,499	675,091
Zhejiang Expressway Co. Ltd., Class H	520,000	450,970

		12,218,246

Malaysia — 6.9%
Sapura Energy Bhd(c)	1,290,000	90,527
Tenaga Nasional Bhd	554,000	1,823,206

		1,913,733

Mexico — 9.6%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR, NVS	14,680	558,133
Grupo Aeroportuario del Pacifico SAB de CV, ADR, NVS	12,800	1,043,840
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR, NVS	7,060	1,063,236

		2,665,209

Russia — 4.8%
Novatek PJSC, GDR, NVS(d)	4,540	776,340
RusHydro PJSC, ADR, NVS	524,420	347,166
TMK PJSC, GDR, NVS(d)	66,000	212,520

		1,336,026

Security	Shares	Value

South Korea — 5.7%
Korea Electric Power Corp., ADR, NVS(c)	108,340	$1,598,015

Thailand — 9.7%
Airports of Thailand PCL, NVDR(b)	1,366,000	2,695,501

United States — 0.9%
GasLog Ltd.	16,160	265,994

Total Common Stocks — 99.5% (Cost: $26,008,948)		27,707,658

Rights

Malaysia — 0.0%
Sapura Energy Bhd, NVS (01/16/19)(c)	2,666,000	6

Total Rights — 0.0% (Cost: $0)		6

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(e)(f)(g)	2,194,109	2,194,329
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(e)(f)	17,338	17,338

		2,211,667

Total Short-Term Investments — 7.9% (Cost: $2,211,667)		2,211,667

Total Investments in Securities — 107.4% (Cost: $28,220,615)		29,919,331

Other Assets, Less Liabilities — (7.4)%		(2,061,073)

Net Assets — 100.0%		$27,858,258

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

81

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Emerging Markets Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,850,856	(656,747)	2,194,109	$2,194,329	$4,800	(a)	$(294)	$74
BlackRock Cash Funds: Treasury, SL Agency Shares	317,028	(299,690)	17,338	17,338	759		—	—

				$2,211,667	$5,559		$(294)	$74

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$27,707,658	$—	$—	$27,707,658
Rights	—	6	—	6
Money Market Funds	2,211,667	—	—	2,211,667

	$29,919,325	$6	$—	$29,919,331

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

82

Schedule of Investments (unaudited) December 31, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	73,768	$2,449,725
OMV AG	35,307	1,543,815
voestalpine AG	27,024	806,294

		4,799,834

Belgium — 1.7%
Ageas	47,290	2,124,540
Anheuser-Busch InBev SA/NV	244,947	16,156,641
Groupe Bruxelles Lambert SA	19,782	1,720,457
KBC Group NV	83,833	5,431,853
Proximus SADP	38,125	1,029,421
Solvay SA	17,912	1,787,973
UCB SA	31,476	2,565,501
Umicore SA	51,352	2,046,388

		32,862,774

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	791	933,019
AP Moller - Maersk A/S, Class B, NVS	1,603	2,009,659
Carlsberg A/S, Class B	25,937	2,751,854
Chr Hansen Holding A/S	23,923	2,113,068
Coloplast A/S, Class B	28,643	2,654,588
Danske Bank A/S	171,349	3,383,434
DSV A/S	46,096	3,030,722
Genmab A/S(a)	14,946	2,444,083
ISS A/S	39,606	1,104,523
Novo Nordisk A/S, Class B	431,425	19,687,882
Novozymes A/S, Class B	53,679	2,392,056
Orsted A/S(b)	40,969	2,734,425
Pandora A/S	26,978	1,096,403
Vestas Wind Systems A/S	50,434	3,801,894

		50,137,610

Finland — 2.0%
Fortum OYJ	106,731	2,330,382
Kone OYJ, Class B	99,123	4,718,330
Metso OYJ	31,334	820,265
Neste OYJ	31,434	2,420,499
Nokia OYJ	1,380,785	7,939,574
Nokian Renkaat OYJ	30,461	933,912
Nordea Bank Abp	782,046	6,578,612
Sampo OYJ, Class A	119,567	5,249,994
Stora Enso OYJ, Class R	141,142	1,627,179
UPM-Kymmene OYJ	130,477	3,303,778
Wartsila OYJ Abp	111,715	1,774,488

		37,697,013

France — 16.6%
Accor SA, NVS	47,441	2,012,556
Air Liquide SA	104,994	13,016,589
Airbus SE	140,195	13,455,756
Alstom SA, NVS	39,160	1,578,888
Arkema SA, NVS	17,815	1,526,576
Atos SE	23,014	1,880,528
AXA SA, NVS	481,903	10,388,633
BNP Paribas SA	280,719	12,667,680
Bouygues SA, NVS	54,586	1,955,615
Capgemini SE	39,400	3,909,481
Carrefour SA, NVS	137,397	2,341,844
Cie. de Saint-Gobain, NVS	133,953	4,465,988
Cie. Generale des Etablissements Michelin SCA, NVS	44,150	4,375,754

Security	Shares	Value

France (continued)
Credit Agricole SA	300,069	$3,234,715
Danone SA, NVS	157,890	11,102,058
Dassault Systemes SE, NVS	33,046	3,917,426
Edenred, NVS	58,665	2,153,389
Eiffage SA, NVS	18,021	1,503,027
Electricite de France SA, NVS	118,094	1,862,988
Engie SA	449,439	6,435,046
EssilorLuxottica SA, NVS	64,754	8,175,898
Gecina SA	13,446	1,736,900
Hermes International, NVS	8,801	4,877,506
Kering SA, NVS	18,244	8,584,175
Klepierre SA	50,871	1,567,810
Legrand SA	64,924	3,658,940
L’Oreal SA	60,263	13,860,595
LVMH Moet Hennessy Louis Vuitton SE, NVS	66,044	19,493,631
Orange SA, NVS	526,035	8,511,922
Pernod Ricard SA, NVS	50,740	8,311,890
Peugeot SA, NVS	137,550	2,931,745
Publicis Groupe SA, NVS	53,631	3,070,318
Renault SA, NVS	50,756	3,165,084
Safran SA, NVS	81,801	9,856,038
Sanofi, NVS	281,099	24,312,453
Schneider Electric SE, NVS	131,096	8,949,780
SCOR SE	39,540	1,780,886
SES SA	94,020	1,795,973
Societe Generale SA, NVS	185,579	5,901,863
Sodexo SA, NVS	21,693	2,219,452
STMicroelectronics NV	46,504	663,716
STMicroelectronics NV New(c)	116,414	1,627,552
Suez	103,933	1,369,891
Teleperformance, NVS	14,040	2,240,555
Thales SA, NVS	25,954	3,026,270
TOTAL SA, NVS	619,247	32,690,456
Ubisoft Entertainment SA, NVS(a)	16,840	1,356,785
Unibail-Rodamco-Westfield	33,747	5,223,444
Valeo SA, NVS	58,907	1,717,831
Veolia Environnement SA, NVS	137,870	2,829,817
Vinci SA	125,514	10,333,523
Vivendi SA, NVS	187,490	4,560,924

		314,188,160

Germany — 12.8%
adidas AG	42,752	8,914,242
Allianz SE, Registered	104,073	20,836,586
BASF SE	225,201	15,549,284
Bayer AG, Registered	228,652	15,829,384
Bayerische Motoren Werke AG	78,229	6,322,522
Beiersdorf AG	24,097	2,511,137
Brenntag AG	37,882	1,632,591
Commerzbank AG(a)	257,934	1,705,159
Continental AG	26,481	3,655,314
Covestro AG(b)	46,175	2,279,254
Daimler AG, Registered	243,951	12,803,038
Deutsche Bank AG, Registered	466,211	3,713,056
Deutsche Boerse AG	46,586	5,589,089
Deutsche Lufthansa AG, Registered	58,067	1,307,672
Deutsche Post AG, Registered	238,100	6,507,919
Deutsche Telekom AG, Registered	793,872	13,449,366
Deutsche Wohnen SE	86,958	3,976,241
E.ON SE	539,686	5,322,358
Fresenius Medical Care AG & Co. KGaA	51,962	3,364,436

83

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	100,414	$4,864,726
GEA Group AG	40,272	1,035,831
Hannover Rueck SE	14,785	1,989,303
HeidelbergCement AG	36,001	2,196,829
Infineon Technologies AG	276,510	5,488,944
K+S AG, Registered	46,929	843,329
LANXESS AG	22,440	1,031,222
LEG Immobilien AG	15,391	1,603,185
Merck KGaA	31,689	3,259,550
MTU Aero Engines AG	12,750	2,308,705
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36,665	7,986,634
OSRAM Licht AG	23,746	1,029,347
ProSiebenSat.1 Media SE	57,129	1,015,524
QIAGEN NV(a)	56,597	1,920,262
RWE AG	132,697	2,876,849
SAP SE	265,070	26,341,069
Siemens AG, Registered	208,411	23,200,297
Symrise AG	29,919	2,206,022
thyssenkrupp AG	99,215	1,698,996
TUI AG	109,310	1,566,889
United Internet AG, Registered(d)	30,661	1,338,914
Volkswagen AG	7,959	1,265,577
Vonovia SE	127,027	5,748,899
Wirecard AG	28,159	4,274,826

		242,360,377

Ireland — 0.9%
Bank of Ireland Group PLC	227,628	1,264,635
CRH PLC	200,599	5,297,170
Irish Bank Resolution Corp. Ltd.(a)(e)	211,770	2
Kerry Group PLC, Class A	37,071	3,665,671
Kingspan Group PLC	37,403	1,598,265
Paddy Power Betfair PLC	19,626	1,607,501
Ryanair Holdings PLC, ADR, NVS(a)	23,802	1,698,035
Smurfit Kappa Group PLC	57,944	1,540,711

		16,671,990

Italy — 3.5%
Assicurazioni Generali SpA	301,563	5,033,083
Atlantia SpA	115,310	2,381,926
Banco BPM SpA(a)	371,506	835,784
CNH Industrial NV	243,622	2,185,640
Enel SpA	1,892,631	10,913,000
Eni SpA	623,744	9,802,775
Ferrari NV	30,572	3,032,820
Fiat Chrysler Automobiles NV(a)	269,769	3,910,956
Intesa Sanpaolo SpA	3,863,197	8,566,570
Leonardo SpA	96,394	846,060
Mediobanca Banca di Credito Finanziario SpA	153,409	1,293,525
Moncler SpA	42,303	1,399,016
Prysmian SpA	65,746	1,267,908
Snam SpA	549,324	2,398,178
Telecom Italia SpA/Milano(a)	2,833,009	1,565,193
Tenaris SA	115,782	1,249,442
Terna Rete Elettrica Nazionale SpA	343,421	1,944,457
UniCredit SpA	518,039	5,859,189
Unione di Banche Italiane SpA	249,695	723,016

		65,208,538

Netherlands — 5.4%
ABN AMRO Group NV, CVA(b)	101,410	2,381,137

Security	Shares	Value

Netherlands (continued)
Aegon NV	344,266	$1,605,281
Akzo Nobel NV	61,831	4,976,019
ArcelorMittal	156,902	3,253,635
ASML Holding NV	105,790	16,587,282
EXOR NV	23,636	1,276,941
Gemalto NV(a)	20,841	1,206,943
Heineken Holding NV	28,955	2,441,118
Heineken NV	57,904	5,110,095
ING Groep NV	945,850	10,174,546
Koninklijke Ahold Delhaize NV	290,237	7,324,140
Koninklijke DSM NV	44,483	3,632,776
Koninklijke KPN NV	1,030,492	3,015,697
Koninklijke Philips NV	227,093	8,029,469
NN Group NV	74,695	2,971,488
Randstad NV	30,505	1,398,010
Unilever NV, CVA	420,433	22,790,901
Wolters Kluwer NV	68,584	4,050,236

		102,225,714

Norway — 1.0%
DNB ASA	228,157	3,640,067
Equinor ASA	267,469	5,675,780
Marine Harvest ASA	107,548	2,269,163
Norsk Hydro ASA	334,815	1,516,095
Orkla ASA	202,363	1,590,084
Telenor ASA	162,354	3,140,527
Yara International ASA	43,166	1,662,503

		19,494,219

Portugal — 0.2%
EDP - Energias de Portugal SA	598,094	2,084,635
Galp Energia SGPS SA	111,559	1,759,258

		3,843,893

Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	67,123	2,595,832
Aena SME SA(b)	18,021	2,796,545
Amadeus IT Group SA	107,595	7,483,150
Banco Bilbao Vizcaya Argentaria SA	1,634,895	8,663,424
Banco de Sabadell SA	1,377,020	1,574,927
Banco Santander SA	3,981,034	18,080,798
Bankia SA	294,996	863,295
CaixaBank SA	879,951	3,182,718
Enagas SA	55,608	1,500,847
Endesa SA	77,878	1,792,098
Ferrovial SA	116,031	2,347,079
Grifols SA	72,093	1,887,260
Iberdrola SA	1,483,903	11,904,798
Industria de Diseno Textil SA	259,818	6,638,193
International Consolidated Airlines Group SA	195,370	1,537,727
Naturgy Energy Group SA	88,329	2,247,665
Red Electrica Corp. SA	106,134	2,365,271
Repsol SA	320,919	5,165,368
Telefonica SA	1,120,289	9,398,750

		92,025,745

Sweden — 3.8%
Alfa Laval AB	73,470	1,571,602
Assa Abloy AB, Class B	243,166	4,337,622
Atlas Copco AB, Class A	158,474	3,762,615
Boliden AB	67,062	1,452,152
Electrolux AB, Series B	63,229	1,334,350
Epiroc AB, Class A(a)	153,504	1,451,612

84

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B(a)	95,678	$851,253
Essity AB, Class B	148,527	3,645,389
Hennes & Mauritz AB, Class B	200,559	2,850,764
Hexagon AB, Class B	66,678	3,068,473
Industrivarden AB, Class A	37,532	775,545
Industrivarden AB, Class C	40,953	827,758
Investor AB, Class B	111,680	4,731,301
Kinnevik AB, Class B	59,314	1,429,688
Sandvik AB	270,876	3,860,339
Securitas AB, Class B	78,481	1,259,205
Skandinaviska Enskilda Banken AB, Class A	393,728	3,823,658
Skanska AB, Class B	91,215	1,450,658
SKF AB, Class B	92,747	1,406,502
Svenska Cellulosa AB SCA, Class B	148,527	1,151,246
Svenska Handelsbanken AB, Class A	366,808	4,066,979
Swedbank AB, Class A	227,596	5,076,457
Swedish Match AB	43,141	1,698,712
Tele2 AB, Class B	122,434	1,559,796
Telefonaktiebolaget LM Ericsson, Class B	686,489	6,033,400
Telia Co. AB	668,865	3,167,091
Volvo AB, Class B	402,258	5,260,840

		71,905,007

Switzerland — 14.3%
ABB Ltd., Registered	473,130	8,972,576
Adecco Group AG, Registered	40,843	1,902,941
Baloise Holding AG, Registered	11,965	1,643,397
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	261	1,615,033
Chocoladefabriken Lindt & Spruengli AG, Registered	27	2,007,608
Cie. Financiere Richemont SA, Registered	127,989	8,179,455
Clariant AG, Registered	69,994	1,284,430
Credit Suisse Group AG, Registered	595,371	6,522,628
Geberit AG, Registered	9,082	3,522,062
Givaudan SA, Registered	1,947	4,495,204
Julius Baer Group Ltd.	54,876	1,948,883
Kuehne + Nagel International AG, Registered	12,358	1,583,925
LafargeHolcim Ltd., Registered	117,558	4,829,680
Logitech International SA, Registered	40,322	1,264,715
Lonza Group AG, Registered	18,259	4,717,557
Nestle SA, Registered	751,015	60,794,276
Novartis AG, Registered	625,386	53,314,505
Partners Group Holding AG(c)	4,583	2,770,814
Roche Holding AG, NVS	172,261	42,532,286
Schindler Holding AG, Participation Certificates, NVS	9,983	1,971,688
Schindler Holding AG, Registered	4,770	922,258
SGS SA, Registered	1,273	2,853,855
Sika AG, Registered	31,287	3,954,514
Sonova Holding AG, Registered	12,993	2,116,733
Straumann Holding AG, Registered	2,647	1,659,410
Swatch Group AG (The), Bearer	7,562	2,199,255
Swatch Group AG (The), Registered	18,249	1,051,474
Swiss Life Holding AG, Registered	8,391	3,222,593
Swiss Re AG	74,723	6,831,037
Swisscom AG, Registered	6,224	2,965,523
Temenos AG, Registered	14,940	1,786,799
UBS Group AG, Registered	939,269	11,657,493
Vifor Pharma AG	10,837	1,175,163
Zurich Insurance Group AG	36,909	10,973,857

		269,243,627

Security	Shares	Value

United Kingdom — 27.7%
3i Group PLC	238,136	$2,345,645
Anglo American PLC	344,605	7,670,900
Antofagasta PLC	84,603	843,901
Ashtead Group PLC	123,410	2,572,954
Associated British Foods PLC	87,349	2,272,790
AstraZeneca PLC	310,233	23,204,968
Aviva PLC	965,186	4,615,874
Babcock International Group PLC	122,921	766,010
BAE Systems PLC	782,440	4,575,999
Barclays PLC	3,909,653	7,494,892
Barratt Developments PLC	246,895	1,455,253
Berkeley Group Holdings PLC	34,365	1,522,663
BHP Group PLC(a)	517,857	10,893,005
BP PLC	4,894,181	30,913,694
British American Tobacco PLC	561,352	17,873,445
British Land Co. PLC (The)	239,184	1,624,259
BT Group PLC	2,150,789	6,522,141
Bunzl PLC	82,288	2,482,759
Burberry Group PLC	100,865	2,229,452
Carnival PLC	50,419	2,416,359
Centrica PLC	1,404,423	2,412,920
Cobham PLC(a)	604,872	752,801
Compass Group PLC	390,600	8,208,223
Croda International PLC	33,131	1,976,866
DCC PLC	24,846	1,893,885
Diageo PLC	593,063	21,111,332
Direct Line Insurance Group PLC	337,135	1,368,418
DS Smith PLC	335,334	1,278,254
easyJet PLC	64,018	900,943
Experian PLC	226,015	5,483,593
Ferguson PLC	56,981	3,640,887
G4S PLC	380,434	954,263
GlaxoSmithKline PLC	1,210,804	22,995,493
Glencore PLC	2,968,396	11,014,628
GVC Holdings PLC	141,767	1,216,937
Halma PLC	92,652	1,609,541
Hammerson PLC	188,865	792,334
HSBC Holdings PLC	4,991,805	41,127,068
IMI PLC	66,669	801,547
Imperial Brands PLC	236,235	7,151,653
Informa PLC	306,879	2,463,080
InterContinental Hotels Group PLC	48,449	2,614,425
Intertek Group PLC	39,423	2,410,038
ITV PLC	888,289	1,412,459
J Sainsbury PLC	418,179	1,411,371
Johnson Matthey PLC	48,778	1,738,841
Kingfisher PLC	522,569	1,381,003
Land Securities Group PLC	184,205	1,887,150
Legal & General Group PLC	1,448,503	4,261,518
Lloyds Banking Group PLC	17,500,077	11,556,377
London Stock Exchange Group PLC	77,302	3,999,113
Marks & Spencer Group PLC	398,366	1,254,191
Melrose Industries PLC	1,191,192	2,485,771
Micro Focus International PLC	106,715	1,879,666
Mondi PLC	90,044	1,873,298
National Grid PLC	901,350	8,772,704
Next PLC	34,249	1,740,855
Ocado Group PLC(a)	141,888	1,427,597
Pearson PLC	191,407	2,287,593
Persimmon PLC	76,734	1,886,158

85

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Prudential PLC	634,022	$11,321,014
Randgold Resources Ltd.(e)	22,997	1,917,256
Reckitt Benckiser Group PLC	180,591	13,829,940
RELX PLC	504,072	10,377,704
Rentokil Initial PLC	450,494	1,934,682
Rio Tinto PLC	275,686	13,096,539
Rolls-Royce Holdings PLC	462,305	4,886,970
Royal Bank of Scotland Group PLC	1,114,545	3,076,022
Royal Dutch Shell PLC, Class A	1,104,592	32,462,098
Royal Dutch Shell PLC, Class B	918,353	27,368,972
RSA Insurance Group PLC	251,678	1,646,278
Sage Group PLC (The)	274,569	2,103,042
Schroders PLC	30,480	948,356
Segro PLC	247,476	1,855,181
Severn Trent PLC	58,889	1,361,644
Smith & Nephew PLC	218,462	4,073,333
Smiths Group PLC	96,292	1,672,775
SSE PLC	253,606	3,493,164
St. James’s Place PLC	129,721	1,559,607
Standard Chartered PLC	681,169	5,285,901
Standard Life Aberdeen PLC	623,986	2,040,414
Tate & Lyle PLC	114,282	960,627
Taylor Wimpey PLC	802,041	1,391,765
Tesco PLC	2,381,568	5,766,046
Travis Perkins PLC	61,266	834,904
Unilever PLC	291,087	15,231,374
United Utilities Group PLC	167,191	1,567,623
Vodafone Group PLC	6,569,856	12,793,705
Weir Group PLC (The)	63,655	1,052,302
Whitbread PLC	44,898	2,618,368
Wm Morrison Supermarkets PLC	577,181	1,567,596
WPP PLC	309,094	3,332,743

		523,159,702

Total Common Stocks — 97.8% (Cost: $2,324,011,768)		1,845,824,203

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	13,634	967,872
Henkel AG & Co. KGaA, Preference Shares, NVS	43,684	4,764,024
Porsche Automobil Holding SE, Preference Shares, NVS	37,545	2,216,366

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	44,998	$7,145,969

		15,094,231

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,477,540	704,334

Total Preferred Stocks — 0.8% (Cost: $22,457,288)		15,798,565

Rights

Spain — 0.0%
Repsol SA, NVS (Expires 01/14/19)(a)	320,919	146,743

Total Rights — 0.0% (Cost: $150,541)		146,743

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(f)(g)(h)	4,565,112	4,565,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(f)(g)	863,538	863,538

		5,429,107

Total Short-Term Investments — 0.3% (Cost: $5,429,013)		5,429,107

Total Investments in Securities — 98.9% (Cost: $2,352,048,610)		1,867,198,618

Other Assets, Less Liabilities — 1.1%		20,052,420

Net Assets — 100.0%		$1,887,251,038

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

86

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	29,298,484	(24,733,372)	4,565,112	$4,565,569	$130,117	(a)	$1,955	$2,779
BlackRock Cash Funds: Treasury, SL Agency Shares	1,537,854	(674,316)	863,538	863,538	30,278		—	—

				$5,429,107	$160,395		$1,955	$2,779

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	241	03/15/19	$8,193	$(227,124)
FTSE 100 Index	58	03/15/19	4,919	(92,790)

				$(319,914)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,843,906,945	$—	$1,917,258	$1,845,824,203
Preferred Stocks	15,798,565	—	—	15,798,565
Rights	146,743	—	—	146,743
Money Market Funds	5,429,107	—	—	5,429,107

	$1,865,281,360	$—	$1,917,258	$1,867,198,618

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(319,914)	$—	$—	$(319,914)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

87

Schedule of Investments (unaudited) December 31, 2018	iShares® Expanded Tech Sector ETF (Formerly iShares© North American Tech ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 4.4%
Acacia Communications Inc.(a)	6,006	$228,228
Arista Networks Inc.(a)	11,073	2,333,081
ARRIS International PLC(a)	34,627	1,058,547
Ciena Corp.(a)	30,233	1,025,201
Cisco Systems Inc.	956,539	41,446,835
CommScope Holding Co. Inc.(a)	40,666	666,516
EchoStar Corp., Class A(a)	10,291	377,886
Extreme Networks Inc.(a)	26,253	160,143
F5 Networks Inc.(a)	12,930	2,095,048
Finisar Corp.(a)	24,798	535,637
Infinera Corp.(a)	32,745	130,653
InterDigital Inc.	7,170	476,303
Juniper Networks Inc.	73,468	1,977,024
Lumentum Holdings Inc.(a)	15,570	654,096
Motorola Solutions Inc.	34,791	4,002,357
NETGEAR Inc.(a)	6,881	358,018
NetScout Systems Inc.(a)(b)	15,334	362,342
Plantronics Inc.	7,105	235,175
Ubiquiti Networks Inc.	4,052	402,809
ViaSat Inc.(a)	11,844	698,204
Viavi Solutions Inc.(a)	48,152	483,928

		59,708,031

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	64,109	5,194,111
Anixter International Inc.(a)	6,071	329,716
Arrow Electronics Inc.(a)(b)	18,522	1,277,092
Avnet Inc.	23,566	850,733
AVX Corp.	10,156	154,879
Badger Meter Inc.	6,168	303,527
Belden Inc.	8,613	359,765
Benchmark Electronics Inc.	9,261	196,148
CDW Corp./DE	31,948	2,589,385
Celestica Inc.(a)(b)	25,185	220,872
Cognex Corp.	36,749	1,421,084
Coherent Inc.(a)	5,140	543,349
Corning Inc.	170,289	5,144,431
Dolby Laboratories Inc., Class A	13,616	842,013
Fabrinet(a)	7,803	400,372
Fitbit Inc., Class A(a)(b)	43,029	213,854
FLIR Systems Inc.	29,513	1,284,996
II-VI Inc.(a)	12,857	417,338
Insight Enterprises Inc.(a)	7,556	307,907
IPG Photonics Corp.(a)	7,619	863,157
Itron Inc.(a)	7,019	331,929
Jabil Inc.	30,461	755,128
Keysight Technologies Inc.(a)	39,901	2,477,054
Knowles Corp.(a)(b)	19,201	255,565
Littelfuse Inc.	5,386	923,591
Methode Electronics Inc.	7,702	179,380
National Instruments Corp.	24,079	1,092,705
Novanta Inc.(a)	6,978	439,614
OSI Systems Inc.(a)	3,681	269,817
Plexus Corp.(a)	6,821	348,417
Rogers Corp.(a)	3,891	385,443
Sanmina Corp.(a)	14,502	348,918
SYNNEX Corp.	8,780	709,775
TE Connectivity Ltd.	72,982	5,519,629
Tech Data Corp.(a)	7,907	646,872

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	53,433	$1,758,480
TTM Technologies Inc.(a)	19,370	188,470
Vishay Intertechnology Inc.	28,326	510,151
Zebra Technologies Corp., Class A(a)	11,447	1,822,706

		41,878,373

Entertainment — 3.0%
Activision Blizzard Inc.	162,343	7,560,314
Electronic Arts Inc.(a)	64,280	5,072,335
Netflix Inc.(a)	92,779	24,833,227
Take-Two Interactive Software Inc.(a)	24,218	2,493,001
Zynga Inc., Class A(a)	166,194	653,142

		40,612,019

Interactive Media & Services — 14.7%
Alphabet Inc., Class A(a)	56,445	58,982,767
Alphabet Inc., Class C, NVS(a)	58,086	60,154,443
Cargurus Inc.(a)	7,007	236,346
Cars.com Inc.(a)(b)	13,574	291,841
Facebook Inc., Class A(a)	511,137	67,004,949
IAC/InterActiveCorp.(a)	16,536	3,026,749
Match Group Inc.	11,042	472,266
Snap Inc., Class A, NVS(a)(b)	147,393	812,135
TripAdvisor Inc.(a)	21,889	1,180,693
TrueCar Inc.(a)	17,491	158,468
Twitter Inc.(a)	153,862	4,421,994
Yelp Inc.(a)(b)	16,254	568,728
Zillow Group Inc., Class A(a)(b)	10,618	333,724
Zillow Group Inc., Class C, NVS(a)	24,677	779,300

		198,424,403

Internet & Direct Marketing Retail — 10.6%
Amazon.com Inc.(a)	73,734	110,746,256
Booking Holdings Inc.(a)	9,857	16,977,894
eBay Inc.(a)(b)	192,556	5,405,047
Etsy Inc.(a)	25,628	1,219,124
Expedia Group Inc.	25,190	2,837,654
Groupon Inc.(a)(b)	86,380	276,416
GrubHub Inc.(a)(b)	19,317	1,483,739
Liberty Expedia Holdings Inc., Class A(a)	11,448	447,731
Nutrisystem Inc.	6,371	279,559
Qurate Retail Inc.(a)(b)	89,021	1,737,690
Shutterfly Inc.(a)	7,092	285,524
Shutterstock Inc.(b)	3,920	141,159
Stamps.com Inc.(a)(b)	3,610	561,860
Wayfair Inc., Class A(a)(b)	13,095	1,179,598

		143,579,251

IT Services — 18.8%
Accenture PLC, Class A	135,621	19,123,917
Akamai Technologies Inc.(a)	34,726	2,121,064
Alliance Data Systems Corp.	9,926	1,489,694
Automatic Data Processing Inc.	93,130	12,211,206
Black Knight Inc.(a)	30,031	1,353,197
Booz Allen Hamilton Holding Corp.	30,269	1,364,224
Broadridge Financial Solutions Inc.	24,886	2,395,277
CACI International Inc., Class A(a)	5,322	766,528
Cardtronics PLC, Class A(a)	7,899	205,374
CGI Group Inc., Class A(a)(b)	52,903	3,237,135
Cognizant Technology Solutions Corp., Class A	123,191	7,820,165
Conduent Inc.(a)	38,867	413,156
CoreLogic Inc.(a)	17,153	573,253
CSG Systems International Inc.	6,983	221,850

88

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Expanded Tech Sector ETF (Formerly iShares© North American Tech ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	59,601	$3,168,985
Endurance International Group Holdings Inc.(a)	16,197	107,710
EPAM Systems Inc.(a)	10,926	1,267,525
Euronet Worldwide Inc.(a)	10,927	1,118,706
EVERTEC Inc.	13,063	374,908
ExlService Holdings Inc.(a)	7,210	379,390
Fidelity National Information Services Inc.	69,675	7,145,171
First Data Corp., Class A(a)	120,935	2,045,011
Fiserv Inc.(a)	84,777	6,230,262
FleetCor Technologies Inc.(a)	18,866	3,503,794
Gartner Inc.(a)	19,316	2,469,357
Genpact Ltd.	29,336	791,779
Global Payments Inc.(b)	33,601	3,465,271
GoDaddy Inc., Class A(a)	35,466	2,327,279
GTT Communications Inc.(a)(b)	7,228	171,014
International Business Machines Corp.	193,351	21,978,208
Jack Henry & Associates Inc.	16,434	2,079,230
Leidos Holdings Inc.	31,731	1,672,858
LiveRamp Holdings Inc.(a)(b)	14,470	558,976
ManTech International Corp./VA, Class A	5,530	289,191
Mastercard Inc., Class A	193,315	36,468,875
MAXIMUS Inc.	13,652	888,609
MongoDB Inc.(a)	5,876	492,056
NIC Inc.	14,412	179,862
Okta Inc.(a)(b)	16,467	1,050,595
Paychex Inc.	67,993	4,429,744
PayPal Holdings Inc.(a)	250,702	21,081,531
Perspecta Inc.	30,233	520,612
Presidio Inc.	6,454	84,225
Sabre Corp.	58,333	1,262,326
Science Applications International Corp.	9,003	573,491
Shopify Inc., Class A(a)(b)	20,143	2,788,798
Square Inc., Class A(a)	65,613	3,680,233
Sykes Enterprises Inc.(a)	8,337	206,174
Total System Services Inc.	35,669	2,899,533
Travelport Worldwide Ltd.	28,143	439,594
TTEC Holdings Inc.	3,142	89,767
Twilio Inc., Class A(a)	16,779	1,498,365
VeriSign Inc.(a)	22,633	3,356,248
Virtusa Corp.(a)	5,722	243,700
Visa Inc., Class A	373,862	49,327,352
Western Union Co. (The)	93,821	1,600,586
WEX Inc.(a)	9,117	1,276,927
Worldpay Inc., Class A(a)(b)	64,221	4,908,411

		253,788,279

Semiconductors & Semiconductor Equipment — 13.7%
Advanced Energy Industries Inc.(a)	8,249	354,130
Advanced Micro Devices Inc.(a)(b)	187,114	3,454,124
Amkor Technology Inc.(a)	27,254	178,786
Analog Devices Inc.	78,753	6,759,370
Applied Materials Inc.	209,136	6,847,113
Broadcom Inc.	87,963	22,367,232
Brooks Automation Inc.	15,310	400,816
Cabot Microelectronics Corp.	6,107	582,302
Cirrus Logic Inc.(a)(b)	13,016	431,871
Cree Inc.(a)	21,857	934,933
Cypress Semiconductor Corp.	76,489	972,940
Diodes Inc.(a)	8,555	275,984
Entegris Inc.	30,044	838,077
First Solar Inc.(a)	15,963	677,709

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Inphi Corp.(a)(b)	9,422	$302,917
Integrated Device Technology Inc.(a)	27,366	1,325,335
Intel Corp.	971,015	45,569,734
KLA-Tencor Corp.	32,585	2,916,032
Kulicke & Soffa Industries Inc.	14,558	295,091
Lam Research Corp.	33,016	4,495,789
MACOM Technology Solutions Holdings Inc.(a)(b)	9,511	138,005
Marvell Technology Group Ltd.	126,239	2,043,809
Maxim Integrated Products Inc.	58,973	2,998,777
MaxLinear Inc.(a)(b)	13,553	238,533
Microchip Technology Inc.	50,319	3,618,942
Micron Technology Inc.(a)	238,306	7,561,449
MKS Instruments Inc.	11,624	751,027
Monolithic Power Systems Inc.	8,235	957,319
NVIDIA Corp.	129,781	17,325,763
ON Semiconductor Corp.(a)	89,186	1,472,461
Power Integrations Inc.	6,218	379,174
Qorvo Inc.(a)	26,583	1,614,386
QUALCOMM Inc.	257,894	14,676,748
Rambus Inc.(a)	22,685	173,994
Semtech Corp.(a)	13,984	641,446
Silicon Laboratories Inc.(a)	9,209	725,761
Skyworks Solutions Inc.	37,813	2,534,227
SolarEdge Technologies Inc.(a)(b)	9,047	317,550
SunPower Corp.(a)(b)	12,648	62,861
Synaptics Inc.(a)	7,579	282,015
Teradyne Inc.	37,979	1,191,781
Texas Instruments Inc.	204,361	19,312,114
Universal Display Corp.	8,967	839,042
Versum Materials Inc.	23,051	638,974
Xilinx Inc.	53,841	4,585,638

		185,062,081

Software — 21.6%
2U Inc.(a)(b)	12,428	617,920
8x8 Inc.(a)	19,992	360,656
ACI Worldwide Inc.(a)	24,531	678,773
Adobe Inc.(a)	103,853	23,495,703
Alarm.com Holdings Inc.(a)(b)	7,366	382,074
Alteryx Inc., Class A(a)	6,379	379,359
ANSYS Inc.(a)	17,799	2,544,189
Apptio Inc., Class A(a)	7,545	286,408
Aspen Technology Inc.(a)	15,060	1,237,631
Autodesk Inc.(a)	46,595	5,992,583
Avaya Holdings Corp.(a)	21,599	314,481
Benefitfocus Inc.(a)	4,943	225,994
Blackbaud Inc.	10,280	646,612
BlackBerry Ltd.(a)(b)	104,211	740,940
Blackline Inc.(a)	7,883	322,809
Bottomline Technologies de Inc.(a)	7,744	371,712
Box Inc., Class A(a)	30,788	519,701
Cadence Design Systems Inc.(a)	60,089	2,612,670
CDK Global Inc.	27,386	1,311,242
Ceridian HCM Holding Inc.(a)	7,605	262,296
Cision Ltd.(a)	14,125	165,263
Citrix Systems Inc.	27,258	2,792,855
Cloudera Inc.(a)	25,994	287,494
CommVault Systems Inc.(a)	8,357	493,815
Cornerstone OnDemand Inc.(a)	11,316	570,666
Coupa Software Inc.(a)	10,949	688,254
Descartes Systems Group Inc. (The)(a)(b)	16,286	430,928

89

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Expanded Tech Sector ETF (Formerly iShares© North American Tech ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dropbox Inc., Class A(a)	19,574	$399,897
Ebix Inc.	4,826	205,395
Ellie Mae Inc.(a)(b)	7,454	468,335
Envestnet Inc.(a)(b)	9,753	479,750
Everbridge Inc.(a)(b)	5,592	317,402
Fair Isaac Corp.(a)	6,197	1,158,839
FireEye Inc.(a)	42,084	682,182
Five9 Inc.(a)(b)	12,334	539,242
Fortinet Inc.(a)	30,810	2,169,948
Guidewire Software Inc.(a)(b)	17,164	1,377,068
Hortonworks Inc.(a)	16,253	234,368
HubSpot Inc.(a)	7,739	973,024
Imperva Inc.(a)	6,993	389,440
Instructure Inc.(a)(b)	6,880	258,069
Intuit Inc.	55,217	10,869,466
j2 Global Inc.	9,897	686,654
LogMeIn Inc.	11,000	897,270
Manhattan Associates Inc.(a)	13,988	592,672
Microsoft Corp.	1,124,686	114,234,357
MicroStrategy Inc., Class A(a)	1,966	251,157
MINDBODY Inc., Class A(a)(b)	6,982	254,145
New Relic Inc.(a)	9,729	787,757
Nuance Communications Inc.(a)	60,679	802,783
Nutanix Inc., Class A(a)	15,838	658,702
Open Text Corp.(b)	57,128	1,862,373
Oracle Corp.	542,128	24,477,079
Palo Alto Networks Inc.(a)	20,066	3,779,431
Paycom Software Inc.(a)(b)	10,275	1,258,174
Paylocity Holding Corp.(a)	6,697	403,226
Pegasystems Inc.	7,764	371,352
Pivotal Software Inc., Class A(a)	8,500	138,975
Pluralsight Inc., Class A(a)	4,489	105,716
Progress Software Corp.	9,465	335,913
Proofpoint Inc.(a)	11,603	972,447
PTC Inc.(a)(b)	22,792	1,889,457
Q2 Holdings Inc.(a)(b)	7,710	382,031
Qualys Inc.(a)	7,274	543,659
Rapid7 Inc.(a)	8,772	273,336
RealPage Inc.(a)(b)	15,481	746,029
Red Hat Inc.(a)	37,607	6,605,293
RingCentral Inc., Class A(a)	14,530	1,197,853
SailPoint Technologies Holding Inc.(a)	13,980	328,390
salesforce.com Inc.(a)	162,758	22,292,963
ServiceNow Inc.(a)	38,147	6,792,073
Splunk Inc.(a)	31,198	3,271,110
SPS Commerce Inc.(a)	3,743	308,348
SS&C Technologies Holdings Inc.	45,919	2,071,406
Symantec Corp.	136,088	2,571,383
Synopsys Inc.(a)	31,759	2,675,378
Tableau Software Inc., Class A(a)	15,160	1,819,200
Teradata Corp.(a)(b)	25,321	971,314
TiVo Corp.	25,748	242,289

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)	7,681	$891,457
Tyler Technologies Inc.(a)	8,260	1,534,873
Ultimate Software Group Inc. (The)(a)	6,658	1,630,344
Varonis Systems Inc.(a)	6,183	327,081
Verint Systems Inc.(a)	13,891	587,728
VMware Inc., Class A	16,146	2,214,101
Workday Inc., Class A(a)	31,126	4,970,200
Yext Inc.(a)	13,399	198,975
Zendesk Inc.(a)	22,680	1,323,832

		290,785,739

Technology Hardware, Storage & Peripherals — 10.0%
3D Systems Corp.(a)(b)	24,050	244,589
Apple Inc.	715,286	112,829,214
Cray Inc.(a)	8,894	192,022
Dell Technologies Inc., Class C(a)(b)	27,430	1,340,498
Electronics For Imaging Inc.(a)	9,614	238,427
Hewlett Packard Enterprise Co.	302,751	3,999,341
HP Inc.	336,666	6,888,186
NCR Corp.(a)(b)	25,030	577,692
NetApp Inc.	53,595	3,198,014
Pure Storage Inc., Class A(a)	36,691	589,991
Seagate Technology PLC	55,531	2,142,941
Western Digital Corp.	61,687	2,280,568
Xerox Corp.	43,924	867,938

		135,389,421

Total Common Stocks — 99.9% (Cost: $1,251,438,607)		1,349,227,597

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	28,888,622	28,891,511
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	4,943,836	4,943,836

		33,835,347

Total Short-Term Investments — 2.5% (Cost: $33,833,894)		33,835,347

Total Investments in Securities — 102.4% (Cost: $1,285,272,501)		1,383,062,944

Other Assets, Less Liabilities — (2.4)%		(32,731,221)

Net Assets — 100.0%		$ 1,350,331,723

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

90

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Expanded Tech Sector ETF (Formerly iShares© North American Tech ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	35,045,963	(6,157,341)	28,888,622	$28,891,511	$136,567	(a)	$(1,243)	$3,121
BlackRock Cash Funds: Treasury, SL Agency Shares	914,225	4,029,611	4,943,836	4,943,836	22,573		—	—

				$33,835,347	$159,140		$(1,243)	$3,121

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,349,227,597	$—	$—	$1,349,227,597
Money Market Funds	33,835,347	—	—	33,835,347

	$1,383,062,944	$—	$—	$1,383,062,944

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

91

Schedule of Investments (unaudited) December 31, 2018	iShares® Expanded Tech-Software Sector ETF (Formerly iShares© North American Tech-Software ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 56.5%
2U Inc.(a)	111,107	$5,524,240
8x8 Inc.(a)	182,939	3,300,219
ACI Worldwide Inc.(a)(b)	222,471	6,155,772
Adobe Inc.(a)	625,615	141,539,138
Alarm.com Holdings Inc.(a)	67,217	3,486,546
Alteryx Inc., Class A(a)(b)	57,746	3,434,155
ANSYS Inc.(a)	160,283	22,910,852
Apptio Inc., Class A(a)	69,632	2,643,231
Aspen Technology Inc.(a)	135,750	11,155,935
Autodesk Inc.(a)	420,099	54,028,932
Avaya Holdings Corp.(a)	198,259	2,886,651
Benefitfocus Inc.(a)	44,374	2,028,779
Blackbaud Inc.	93,164	5,860,016
Blackline Inc.(a)(b)	69,748	2,856,181
Bottomline Technologies de Inc.(a)	70,207	3,369,936
Box Inc., Class A(a)	275,042	4,642,709
Cadence Design Systems Inc.(a)	541,200	23,531,376
CDK Global Inc.	247,010	11,826,839
Ceridian HCM Holding Inc.(a)	68,266	2,354,494
Cision Ltd.(a)	128,736	1,506,211
Citrix Systems Inc.	245,573	25,161,410
Cloudera Inc.(a)	232,634	2,572,932
Cornerstone OnDemand Inc.(a)	102,310	5,159,493
Coupa Software Inc.(a)	99,124	6,230,935
Descartes Systems Group Inc. (The)(a)(b)	147,441	3,901,289
Dropbox Inc., Class A(a)	177,208	3,620,359
Ebix Inc.(b)	42,930	1,827,101
Ellie Mae Inc.(a)(b)	66,831	4,198,992
Envestnet Inc.(a)(b)	87,703	4,314,110
Everbridge Inc.(a)	50,621	2,873,248
Fair Isaac Corp.(a)	55,541	10,386,167
Five9 Inc.(a)	112,735	4,928,774
Guidewire Software Inc.(a)(b)	155,388	12,466,779
Hortonworks Inc.(a)	142,593	2,056,191
HubSpot Inc.(a)(b)	69,986	8,799,340
Instructure Inc.(a)	60,013	2,251,088
Intuit Inc.	497,835	97,998,820
j2 Global Inc.	89,816	6,231,434
LogMeIn Inc.	98,138	8,005,117
Manhattan Associates Inc.(a)(b)	125,407	5,313,495
MicroStrategy Inc., Class A(a)	17,976	2,296,434
MINDBODY Inc., Class A(a)	61,309	2,231,648
New Relic Inc.(a)	87,405	7,077,183
Nuance Communications Inc.(a)	551,633	7,298,105
Nutanix Inc., Class A(a)	143,384	5,963,340
Open Text Corp.(b)	515,061	16,790,989
Paycom Software Inc.(a)(b)	93,019	11,390,176
Paylocity Holding Corp.(a)(b)	60,767	3,658,781
Pegasystems Inc.	70,953	3,393,682
Pivotal Software Inc., Class A(a)	76,301	1,247,521
Pluralsight Inc., Class A(a)(b)	40,637	957,001
PTC Inc.(a)	204,876	16,984,220
Q2 Holdings Inc.(a)	70,721	3,504,225
RealPage Inc.(a)(b)	140,509	6,771,129
RingCentral Inc., Class A(a)	131,547	10,844,735
salesforce.com Inc.(a)(b)	1,099,636	150,617,143
Splunk Inc.(a)	281,255	29,489,587
SPS Commerce Inc.(a)	33,885	2,791,446

Security	Shares	Value

Application Software (continued)
SS&C Technologies Holdings Inc.	413,039	$18,632,189
Synopsys Inc.(a)	286,317	24,119,344
Trade Desk Inc. (The), Class A(a)	69,536	8,070,348
Tyler Technologies Inc.(a)(b)	74,470	13,838,015
Ultimate Software Group Inc. (The)(a)	59,980	14,687,303
Verint Systems Inc.(a)	124,500	5,267,595
Workday Inc., Class A(a)	280,427	44,778,583
Yext Inc.(a)(b)	117,027	1,737,851
Zendesk Inc.(a)	205,326	11,984,879

		959,762,738
Interactive Home Entertainment — 8.4%
Activision Blizzard Inc.	1,463,671	68,163,158
Electronic Arts Inc.(a)	579,538	45,731,344
Take-Two Interactive Software Inc.(a)	218,427	22,484,875
Zynga Inc., Class A(a)	1,487,916	5,847,510

		142,226,887
Interactive Media & Services — 0.4%
Snap Inc., Class A, NVS(a)(b)	1,334,379	7,352,428

Systems Software — 33.9%
BlackBerry Ltd.(a)(b)	933,236	6,635,308
CommVault Systems Inc.(a)	74,583	4,407,110
FireEye Inc.(a)(b)	377,911	6,125,937
Fortinet Inc.(a)	277,781	19,564,116
Imperva Inc.(a)	63,097	3,513,872
Microsoft Corp.	1,427,517	144,992,902
Oracle Corp.	3,112,876	140,546,351
Palo Alto Networks Inc.(a)(b)	180,913	34,074,964
Progress Software Corp.	86,132	3,056,825
Proofpoint Inc.(a)	104,825	8,785,383
Qualys Inc.(a)(b)	64,961	4,855,185
Rapid7 Inc.(a)(b)	78,449	2,444,471
Red Hat Inc.(a)(b)	339,058	59,552,147
SailPoint Technologies Holding Inc.(a)	123,754	2,906,981
ServiceNow Inc.(a)(b)	343,930	61,236,737
Symantec Corp.	1,225,503	23,155,879
Tableau Software Inc., Class A(a)(b)	137,250	16,470,000
Teradata Corp.(a)(b)	226,729	8,697,324
TiVo Corp.	236,185	2,222,501
Varonis Systems Inc.(a)	56,519	2,989,855
VMware Inc., Class A	145,382	19,936,234

		576,170,082
Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(a)	286,547	14,003,574

Total Common Stocks — 100.0% (Cost: $1,860,309,309)		1,699,515,709

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	116,947,719	116,959,413

92

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Expanded Tech-Software Sector ETF (Formerly iShares© North American Tech-Software ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	3,107,934	$3,107,934

		120,067,347

Total Short -Term Investments — 7.0% (Cost: $120,063,618)		120,067,347

Total Investments in Securities — 107.0% (Cost: $1,980,372,927)		1,819,583,056

Other Assets, Less Liabilities — (7.0)%		(119,724,616)

Net Assets — 100.0%		$1,699,858,440

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	82,452,119	34,495,600	116,947,719	$116,959,413	$260,091	(a)	$(10,626)	$7,295
BlackRock Cash Funds: Treasury, SL Agency Shares	721,047	2,386,887	3,107,934	3,107,934	16,952		—	—

				$120,067,347	$277,043		$(10,626)	$7,295

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,699,515,709	$—	$—	$1,699,515,709
Money Market Funds	120,067,347	—	—	120,067,347

	$1,819,583,056	$—	$—	$1,819,583,056

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

93

Schedule of Investments (unaudited) December 31, 2018	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
BHP Group Ltd.	493,364	$11,889,042

France — 5.1%
AXA SA, NVS	285,699	6,158,961
Cie. de Saint-Gobain, NVS	81,664	2,722,675
Engie SA	285,872	4,093,101
L’Oreal SA	39,923	9,182,359
LVMH Moet Hennessy Louis Vuitton SE, NVS	42,344	12,498,309
Orange SA, NVS	321,469	5,201,782
Sanofi, NVS	174,633	15,104,133
Schneider Electric SE, NVS	84,158	5,745,375
Societe Generale SA, NVS	109,096	3,469,518
TOTAL SA, NVS	385,698	20,361,251
Vivendi SA, NVS	126,817	3,084,979

		87,622,443

Germany — 4.5%
Allianz SE, Registered	64,606	12,934,848
BASF SE	140,830	9,723,783
Bayer AG, Registered	142,831	9,888,069
Daimler AG, Registered	149,819	7,862,802
Deutsche Bank AG, Registered	307,622	2,450,002
Deutsche Telekom AG, Registered	501,663	8,498,914
E.ON SE	340,457	3,357,571
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,203	5,054,244
RWE AG	90,296	1,957,602
Siemens AG, Registered	132,899	14,794,307

		76,522,142

Japan — 4.1%
Bridgestone Corp.	96,200	3,714,198
Canon Inc.	187,550	5,129,996
Honda Motor Co. Ltd.	279,100	7,363,213
Mitsubishi UFJ Financial Group Inc.	1,975,200	9,683,818
Nissan Motor Co. Ltd.	317,900	2,550,676
Panasonic Corp.	365,000	3,295,529
Seven & i Holdings Co. Ltd.	119,820	5,223,525
Sony Corp.	197,500	9,587,431
Toyota Motor Corp.	412,600	24,090,741

		70,639,127

Netherlands — 1.5%
ING Groep NV	574,324	6,178,026
Koninklijke Philips NV	148,544	5,252,163
Unilever NV, CVA	262,386	14,223,463

		25,653,652

South Korea — 1.6%
Samsung Electronics Co. Ltd., GDR, NVS	32,187	27,906,129
Samsung Electronics Co. Ltd., New, GDR, NVS	76	65,892

		27,972,021

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,061,609	5,625,541
Banco Santander SA	2,517,655	11,434,520
Repsol SA	194,084	3,123,888
Telefonica SA	715,395	6,001,861

		26,185,810

Switzerland — 7.0%
ABB Ltd., Registered	300,600	5,700,666
Credit Suisse Group AG, Registered	369,987	4,053,418

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	470,629	$38,097,174
Novartis AG, Registered	392,235	33,438,253
Roche Holding AG, NVS	107,948	26,653,016
Swiss Re AG	46,539	4,254,509
UBS Group AG, Registered	594,101	7,373,530

		119,570,566

United Kingdom — 9.9%
Anglo American PLC	215,832	4,804,415
AstraZeneca PLC	194,045	14,514,278
Aviva PLC	535,121	2,559,145
Barclays PLC	2,420,692	4,640,521
BP PLC	3,039,840	19,200,901
Diageo PLC	379,957	13,525,373
GlaxoSmithKline PLC	753,216	14,305,018
HSBC Holdings PLC	3,106,389	25,593,282
National Grid PLC	549,006	5,343,393
Prudential PLC	408,341	7,291,284
Rio Tinto PLC	174,085	8,269,955
Royal Dutch Shell PLC, Class A	686,484	20,174,608
Royal Dutch Shell PLC, Class B	577,033	17,196,873
Standard Chartered PLC	435,024	3,375,805
Vodafone Group PLC	4,108,760	8,001,129

		168,795,980

United States — 63.7%
3M Co.	91,190	17,375,343
Abbott Laboratories	286,639	20,732,599
Alphabet Inc., Class A(a)	39,405	41,176,649
Alphabet Inc., Class C, NVS(a)	38,625	40,000,436
Amazon.com Inc.(a)	63,511	95,391,617
American Tower Corp.	67,655	10,702,344
Aon PLC	37,441	5,442,424
Apple Inc.	693,966	109,466,197
Bristol-Myers Squibb Co.	249,954	12,992,609
Caterpillar Inc.	91,078	11,573,281
Chevron Corp.	292,787	31,852,298
Citigroup Inc.	375,631	19,555,350
Coca-Cola Co. (The)	589,685	27,921,585
Colgate-Palmolive Co.	131,684	7,837,832
DowDuPont Inc.	360,083	19,257,239
Emerson Electric Co.	98,862	5,907,004
Exxon Mobil Corp.	647,913	44,181,187
Ford Motor Co.	590,649	4,518,465
General Electric Co.	1,330,004	10,068,130
Goldman Sachs Group Inc. (The)	54,002	9,021,034
HP Inc.	269,611	5,516,241
Intel Corp.	706,842	33,172,095
International Business Machines Corp.	146,721	16,677,776
Johnson & Johnson	411,543	53,109,624
Johnson Controls International PLC	148,174	4,393,359
JPMorgan Chase & Co.	512,576	50,037,669
Kimberly-Clark Corp.	51,778	5,899,585
Marsh & McLennan Companies Inc.	76,971	6,138,437
McDonald’s Corp.	118,868	21,107,391
Merck & Co. Inc.	400,056	30,568,279
Microsoft Corp.	1,234,037	125,341,138
Morgan Stanley	211,572	8,388,830
NIKE Inc., Class B	202,376	15,004,157
PepsiCo Inc.	216,239	23,890,085
Pfizer Inc.	890,434	38,867,444

94

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	237,293	$15,841,681
Procter & Gamble Co. (The)	382,696	35,177,416
Texas Instruments Inc.	158,547	14,982,691
Twenty-First Century Fox Inc., Class A, NVS	165,274	7,952,985
United Technologies Corp.	125,421	13,354,828
Walmart Inc.	219,180	20,416,617

		1,090,811,951

Total Common Stocks — 99.6% (Cost: $1,499,187,624)		1,705,662,734

Rights

Spain — 0.0%
Repsol SA, NVS (Expires 01/14/19)(a)	193,124	88,308

Total Rights — 0.0% (Cost: $90,593)		88,308

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	2,666,697	$2,666,697

Total Short-Term Investments — 0.2% (Cost: $2,666,697)		2,666,697

Total Investments in Securities — 99.8% (Cost: $1,501,944,914)		1,708,417,739

Other Assets, Less Liabilities — 0.2%		3,911,055

Net Assets — 100.0%		$1,712,328,794

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,195,096	(13,195,096)	—	$—	$11,153	(a)	$(1,341)	$1,316
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,075	1,106,622	2,666,697	2,666,697	33,270		—	—

				$2,666,697	$44,423		$(1,341)	$1,316

(a) Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,705,662,734	$—	$—	$1,705,662,734
Rights	88,308	—	—	88,308
Money Market Funds	2,666,697	—	—	2,666,697

	$1,708,417,739	$—	$—	$1,708,417,739

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares

95

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.6%
Verbund AG	172,727	$7,353,143

Canada — 4.2%
Boralex Inc., Class A	313,052	3,859,859
Canadian Solar Inc.(a)	203,417	2,917,000

		6,776,859

China — 20.6%
China Everbright Greentech Ltd., Class L(b)(c)	2,733,000	1,944,326
China Everbright International Ltd.(c)	9,131,000	8,187,093
China Longyuan Power Group Corp. Ltd., Class H	9,540,000	6,494,562
GCL-Poly Energy Holdings Ltd.(a)	55,255,000	3,352,274
Huaneng Renewables Corp. Ltd., Class H	21,810,000	5,849,911
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,964,600	2,627,846
Xinyi Solar Holdings Ltd.	12,570,000	4,415,118

		32,871,130

Denmark — 6.1%
Vestas Wind Systems A/S	128,207	9,664,698

Germany — 2.1%
Nordex SE(a)	283,557	2,458,988
SMA Solar Technology AG(c)	50,643	960,437

		3,419,425

New Zealand — 10.5%
Contact Energy Ltd.	2,082,648	8,239,466
Meridian Energy Ltd.	3,745,474	8,551,752

		16,791,218

Spain — 5.4%
Siemens Gamesa Renewable Energy SA(a)(c)	710,171	8,637,891

United Kingdom — 3.3%
Atlantica Yield PLC	269,885	5,289,746

United States — 33.3%
Covanta Holding Corp.	485,263	6,512,229
First Solar Inc.(a)	168,736	7,163,687
Ormat Technologies Inc.(c)	151,727	7,935,322
Pattern Energy Group Inc., Class A	416,108	7,747,931
Plug Power Inc.(a)(c)	980,030	1,215,237
Renewable Energy Group Inc.(a)(c)	170,024	4,369,617
SolarEdge Technologies Inc.(a)(c)	195,167	6,850,361
SunPower Corp.(a)(c)	276,570	1,374,553
Sunrun Inc.(a)(c)	339,128	3,693,104

Security	Shares	Value

United States (continued)
TerraForm Power Inc., Class A	372,031	$4,174,188
TPI Composites Inc.(a)(c)	83,222	2,045,597

		53,081,826

Total Common Stocks — 90.1%
(Cost: $154,388,875)		143,885,936

Preferred Stocks

Brazil — 9.1%
Cia. Energetica de Minas Gerais, ADR, Preference Shares, NVS(c)	3,047,960	10,850,738
Cia. Paranaense de Energia, Class B, ADR, Preference Shares, NVS	462,093	3,618,188

		14,468,926

Total Preferred Stocks — 9.1%
(Cost: $10,982,839)		14,468,926

Short-Term Investments

Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	26,736,013	26,738,687
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	55,388	55,388

		26,794,075

Total Short-Term Investments — 16.8%
(Cost: $26,792,930)		26,794,075

Total Investments in Securities — 116.0%
(Cost: $192,164,644)		185,148,937

Other Assets, Less Liabilities — (16.0)%		(25,558,295)

Net Assets — 100.0%		$ 159,590,642

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

96

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	16,955,742	9,780,271	26,736,013	$26,738,687	$413,528	(a)	$(1,311)	$1,145
BlackRock Cash Funds: Treasury, SL Agency Shares	177,914	(122,526)	55,388	55,388	3,143		—	—

				$26,794,075	$416,671		$(1,311)	$1,145

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$143,885,936	$—	$—	$143,885,936
Preferred Stocks	14,468,926	—	—	14,468,926
Money Market Funds	26,794,075	—	—	26,794,075

	$185,148,937	$—	$—	$185,148,937

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

97

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Comm Services ETF (Formerly iShares© Global Telecom ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Telstra Corp. Ltd.	856,296	$1,718,072

Belgium — 0.1%
Proximus SADP	11,662	314,888

Canada — 2.8%
BCE Inc.	67,077	2,648,603
Rogers Communications Inc., Class B, NVS	27,993	1,433,878
Shaw Communications Inc., Class B, NVS	27,692	501,003
TELUS Corp.	50,634	1,677,543

		6,261,027

China — 8.5%
China Mobile Ltd.	408,500	3,931,422
Tencent Holdings Ltd.	369,500	14,818,982

		18,750,404

France — 2.6%
Orange SA, NVS	154,469	2,499,507
Publicis Groupe SA, NVS	15,253	873,218
SES SA	26,530	506,777
Ubisoft Entertainment SA, NVS(a)	7,081	570,511
Vivendi SA, NVS	54,797	1,333,004

		5,783,017

Germany — 2.2%
Deutsche Telekom AG, Registered	235,206	3,984,738
ProSiebenSat.1 Media SE	13,807	245,433
United Internet AG, Registered	14,092	615,374

		4,845,545

Italy — 0.2%
Telecom Italia SpA/Milano(a)	626,232	345,983

Japan — 7.2%
Dentsu Inc.	17,600	786,838
KDDI Corp.	125,900	3,011,089
Nintendo Co. Ltd.	8,700	2,322,194
Nippon Telegraph & Telephone Corp.	87,000	3,554,063
NTT DOCOMO Inc.	94,200	2,122,859
SoftBank Group Corp.	61,200	4,074,794

		15,871,837

Mexico — 0.7%
America Movil SAB de CV, Series L, NVS	1,692,419	1,200,538
Grupo Televisa SAB, CPO	151,276	379,001

		1,579,539

Netherlands — 0.4%
Koninklijke KPN NV	305,113	892,902

Norway — 0.4%
Telenor ASA	47,340	915,731

Singapore — 0.7%
Singapore Telecommunications Ltd.	724,150	1,556,683

Spain — 1.2%
Telefonica SA	317,089	2,660,242

Sweden — 0.7%
Tele2 AB, Class B	38,367	488,791
Telia Co. AB	209,362	991,334

		1,480,125

Security	Shares	Value

Switzerland — 0.5%
Swisscom AG, Registered	2,294	$1,093,012

Taiwan — 0.5%
Chunghwa Telecom Co. Ltd., ADR, NVS	32,659	1,168,866

United Kingdom — 3.7%
BT Group PLC	615,157	1,865,427
Informa PLC	87,001	698,290
ITV PLC	241,392	383,835
Pearson PLC	53,577	640,324
Vodafone Group PLC	1,866,900	3,635,478
WPP PLC	86,855	936,496

		8,159,850

United States — 66.4%
Activision Blizzard Inc.	57,224	2,664,922
Alphabet Inc., Class A(a)	20,240	21,149,990
Alphabet Inc., Class C, NVS(a)	20,839	21,581,077
AT&T Inc.	485,656	13,860,622
CBS Corp., Class B, NVS	28,930	1,264,820
CenturyLink Inc.	71,511	1,083,392
Charter Communications Inc., Class A(a)(b)	13,549	3,861,058
Comcast Corp., Class A	307,843	10,482,054
Discovery Inc., Class A(a)	11,759	290,918
Discovery Inc., Class C, NVS(a)	28,220	651,318
DISH Network Corp., Class A(a)	20,271	506,167
Electronic Arts Inc.(a)	25,470	2,009,838
Facebook Inc., Class A(a)	163,232	21,398,083
Interpublic Group of Companies Inc. (The)	41,286	851,730
Netflix Inc.(a)	31,369	8,396,226
News Corp., Class A, NVS	35,693	405,115
News Corp., Class B	18,705	216,043
Omnicom Group Inc.	20,311	1,487,578
Take-Two Interactive Software Inc.(a)	11,491	1,182,883
TripAdvisor Inc.(a)	9,208	496,679
Twenty-First Century Fox Inc., Class A, NVS	75,407	3,628,585
Twenty-First Century Fox Inc., Class B	38,297	1,829,831
Twitter Inc.(a)	53,346	1,533,164
Verizon Communications Inc.	259,833	14,607,811
Viacom Inc., Class B, NVS	29,017	745,737
Walt Disney Co. (The)	99,619	10,923,114

		147,108,755

Total Common Stocks — 99.6% (Cost: $255,567,588)		220,506,478

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	576,882	274,996

Total Preferred Stocks — 0.1% (Cost: $609,223)		274,996

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	1,977,242	1,977,440

98

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Comm Services ETF (Formerly iShares© Global Telecom ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	136,194	$136,194

		2,113,634

Total Short-Term Investments — 1.0% (Cost: $2,113,634)		2,113,634

Total Investments in Securities — 100.7% (Cost: $258,290,445)		222,895,108

Other Assets, Less Liabilities — (0.7)%		(1,444,644)

Net Assets — 100.0%		$ 221,450,464

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,977,242	1,977,242	$1,977,440	$2,874	(a)	$217	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	196,241	(60,047)	136,194	136,194	5,527		—	—

				$2,113,634	$8,401		$217	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$220,506,478	$—	$—	$220,506,478
Preferred Stocks	274,996	—	—	274,996
Money Market Funds	2,113,634	—	—	2,113,634

	$222,895,108	$—	$—	$222,895,108

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

99

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aristocrat Leisure Ltd.	46,358	$712,771
Tabcorp Holdings Ltd.	170,187	513,992
Wesfarmers Ltd.	86,746	1,967,648

		3,194,411

Brazil — 0.1%
Kroton Educacional SA, ADR	121,151	264,715

Canada — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	4,606	481,374
Dollarama Inc.	21,560	512,559
Gildan Activewear Inc.	15,269	463,279
Magna International Inc.	22,354	1,014,261
Restaurant Brands International Inc.	18,963	990,219

		3,461,692

China — 0.3%
Geely Automobile Holdings Ltd.	441,000	777,306

Denmark — 0.1%
Pandora A/S	7,742	314,640

Finland — 0.1%
Nokian Renkaat OYJ	9,506	291,447

France — 6.8%
Accor SA, NVS	13,753	583,434
Cie. Generale des Etablissements Michelin SCA, NVS	12,789	1,267,532
EssilorLuxottica SA, NVS	19,117	2,413,730
Hermes International, NVS	2,597	1,439,255
Kering SA, NVS	5,296	2,491,876
LVMH Moet Hennessy Louis Vuitton SE, NVS	19,162	5,655,880
Peugeot SA, NVS	39,249	836,554
Renault SA, NVS	14,602	910,563
Sodexo SA, NVS	6,370	651,727
Valeo SA, NVS	17,106	498,841

		16,749,392

Germany — 4.1%
adidas AG	12,348	2,574,688
Bayerische Motoren Werke AG	23,667	1,912,783
Continental AG	7,693	1,061,906
Daimler AG, Registered	70,756	3,713,417
TUI AG	31,220	447,519
Volkswagen AG	2,352	373,996

		10,084,309

Hong Kong — 0.7%
Galaxy Entertainment Group Ltd.	161,000	1,024,070
Sands China Ltd.	196,000	858,666

		1,882,736

Ireland — 0.2%
Paddy Power Betfair PLC	5,640	461,954

Italy — 1.0%
Ferrari NV	8,918	884,688
Fiat Chrysler Automobiles NV(a)	77,771	1,127,479
Moncler SpA	12,456	411,937

		2,424,104

Japan — 16.0%
Aisin Seiki Co. Ltd.	14,700	511,817
Bandai Namco Holdings Inc.	14,700	659,869
Bridgestone Corp.	44,100	1,702,662

Security	Shares	Value

Japan (continued)
Denso Corp.	39,200	$1,748,217
Fast Retailing Co. Ltd.	4,900	2,517,550
Honda Motor Co. Ltd.	127,443	3,362,200
Isuzu Motors Ltd.	49,000	691,578
Koito Manufacturing Co. Ltd.	8,200	424,518
Mazda Motor Corp.	49,000	506,904
Nikon Corp.	29,400	438,126
Nissan Motor Co. Ltd.	176,400	1,415,348
Nitori Holdings Co. Ltd.	5,000	625,712
Oriental Land Co. Ltd./Japan	14,700	1,481,188
Panasonic Corp.	166,700	1,505,109
Rakuten Inc.(a)	58,800	394,447
Ryohin Keikaku Co. Ltd.	1,400	338,787
Sekisui House Ltd.	49,000	723,064
Shimano Inc.	5,100	721,433
Sony Corp.	89,000	4,320,412
Subaru Corp.	46,988	1,010,725
Sumitomo Electric Industries Ltd.	58,800	783,536
Suzuki Motor Corp.	31,200	1,583,105
Toyota Industries Corp.	14,700	681,976
Toyota Motor Corp.	189,200	11,046,942
Yamaha Motor Co. Ltd.	22,913	450,888

		39,646,113

South Korea — 0.2%
Hyundai Motor Co., GDR	7,549	400,859

Spain — 0.8%
Industria de Diseno Textil SA	76,195	1,946,736

Sweden — 0.5%
Electrolux AB, Series B	19,257	406,389
Hennes & Mauritz AB, Class B	57,820	821,859

		1,228,248

Switzerland — 1.3%
Cie. Financiere Richemont SA, Registered	37,142	2,373,652
Swatch Group AG (The), Bearer	2,112	614,233
Swatch Group AG (The), Registered	5,538	319,089

		3,306,974

United Kingdom — 4.2%
Aptiv PLC	18,718	1,152,467
Barratt Developments PLC	70,952	418,207
Berkeley Group Holdings PLC	10,410	461,252
Burberry Group PLC	29,500	652,048
Carnival PLC	14,562	697,892
Compass Group PLC	114,668	2,409,679
GVC Holdings PLC	40,327	346,170
InterContinental Hotels Group PLC	14,440	779,217
Kingfisher PLC	151,018	399,098
Marks & Spencer Group PLC	113,631	357,749
Next PLC	9,898	503,109
Ocado Group PLC(a)	41,062	413,143
Persimmon PLC	21,719	533,863
Taylor Wimpey PLC	233,317	404,870
Whitbread PLC	13,086	763,151

		10,291,915

United States — 59.2%
Advance Auto Parts Inc.	5,098	802,731
Amazon.com Inc.(a)	28,970	43,512,071
AutoZone Inc.(a)	1,777	1,489,730
Best Buy Co. Inc.	16,143	854,933

100

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Consumer Discretionary ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Booking Holdings Inc.(a)	3,283	$5,654,705
BorgWarner Inc.	14,897	517,522
CarMax Inc.(a)(b)	12,348	774,590
Carnival Corp.	28,344	1,397,359
Chipotle Mexican Grill Inc.(a)	1,693	731,020
Darden Restaurants Inc.	8,674	866,186
Dollar General Corp.	18,458	1,994,941
Dollar Tree Inc.(a)	16,861	1,522,886
DR Horton Inc.	24,406	845,912
eBay Inc.(a)	63,896	1,793,561
Expedia Group Inc.	8,380	944,007
Foot Locker Inc.	8,107	431,292
Ford Motor Co.	275,037	2,104,033
Gap Inc. (The)	14,860	382,794
Garmin Ltd.	8,820	558,482
General Motors Co.	92,610	3,097,804
Genuine Parts Co.	10,388	997,456
Goodyear Tire & Rubber Co. (The)	16,268	332,030
H&R Block Inc.	14,366	364,465
Hanesbrands Inc.	24,768	310,343
Harley-Davidson Inc.	11,400	388,968
Hasbro Inc.	8,479	688,919
Hilton Worldwide Holdings Inc.	21,462	1,540,972
Home Depot Inc. (The)	79,841	13,718,281
Kohl’s Corp.	11,617	770,672
L Brands Inc.	15,839	406,587
Leggett & Platt Inc.	9,702	347,720
Lennar Corp., Class A	20,825	815,299
LKQ Corp.(a)	22,497	533,854
Lowe’s Companies Inc.	56,760	5,242,354
Macy’s Inc.(b)	21,364	636,220
Marriott International Inc./MD, Class A	20,064	2,178,148
Mattel Inc.(a)	24,760	247,352
McDonald’s Corp.	54,541	9,684,845
MGM Resorts International	35,316	856,766
Michael Kors Holdings Ltd.(a)	10,442	395,961
Mohawk Industries Inc.(a)	4,511	527,607
Newell Brands Inc.	30,429	565,675
NIKE Inc., Class B	90,013	6,673,564
Nordstrom Inc.	7,799	363,511
Norwegian Cruise Line Holdings Ltd.(a)	15,533	658,444
O’Reilly Automotive Inc.(a)	5,640	1,942,021
PulteGroup Inc.	18,522	481,387
PVH Corp.	5,341	496,446
Ralph Lauren Corp.	3,774	390,458
Ross Stores Inc.	26,411	2,197,395
Royal Caribbean Cruises Ltd.	12,137	1,186,877
Starbucks Corp.	87,645	5,644,338
Tapestry Inc.	20,146	679,927
Target Corp.	36,804	2,432,376
Tiffany & Co.	7,596	611,554

Security	Shares	Value

United States (continued)
TJX Companies Inc. (The)	87,075	$3,895,735
Tractor Supply Co.	8,527	711,493
Ulta Salon Cosmetics & Fragrance Inc.(a)	3,920	959,773
Under Armour Inc., Class A(a)(b)	13,543	239,305
Under Armour Inc., Class C, NVS(a)	13,204	213,509
VF Corp.	22,886	1,632,687
Whirlpool Corp.	4,459	476,533
Wynn Resorts Ltd.	7,007	693,062
Yum! Brands Inc.	22,309	2,050,643

		146,458,091

Total Common Stocks — 98.3% (Cost: $276,028,594)		243,185,642

Preferred Stocks

Germany — 1.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,920	278,279
Porsche Automobil Holding SE, Preference Shares, NVS	11,025	650,831
Volkswagen AG, Preference Shares, NVS	12,985	2,062,101

		2,991,211
South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR(b)(c)	11,727	374,091

Total Preferred Stocks — 1.4% (Cost: $4,762,557)		3,365,302

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	1,379,903	1,380,041
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	321,367	321,367

		1,701,408

Total Short-Term Investments — 0.7% (Cost: $1,701,398)		1,701,408

Total Investments in Securities — 100.4% (Cost: $282,492,549)		248,252,352

Other Assets, Less Liabilities — (0.4)%		(1,014,384)

Net Assets — 100.0%		$247,237,968

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

101

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Consumer Discretionary ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,339,234	(5,959,331)	1,379,903	$1,380,041	$22,975	(a)	$(21)	$592
BlackRock Cash Funds: Treasury, SL Agency Shares	280,123	41,244	321,367	321,367	4,585		—	—

				$1,701,408	$27,560		$(21)	$592

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$242,784,783	$400,859	$—	$243,185,642
Preferred Stocks	3,365,302	—	—	3,365,302
Money Market Funds	1,701,408	—	—	1,701,408

	$247,851,493	$400,859	$—	$248,252,352

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

102

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Coles Group Ltd.(a)	225,168	$1,861,004
Treasury Wine Estates Ltd.	149,593	1,558,639
Woolworths Group Ltd.	267,375	5,537,783

		8,957,426
Belgium — 2.2%
Anheuser-Busch InBev SA/NV	198,659	13,103,497

Brazil — 0.7%
Ambev SA, ADR	888,118	3,481,423
BRF SA, ADR, NVS(a)(b)	148,053	840,941

		4,322,364
Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	86,627	4,307,248
George Weston Ltd.	15,353	1,012,255
Loblaw Companies Ltd.	37,493	1,677,550
Metro Inc.	50,611	1,754,228
Saputo Inc.	47,926	1,375,179

		10,126,460
Denmark — 0.4%
Carlsberg A/S, Class B	21,032	2,231,445

France — 4.8%
Carrefour SA, NVS	108,886	1,855,892
Danone SA, NVS	128,116	9,008,495
L’Oreal SA	48,822	11,229,145
Pernod Ricard SA, NVS	41,445	6,789,245

		28,882,777

Germany — 0.4%
Beiersdorf AG	20,954	2,183,607

Ireland — 0.5%
Kerry Group PLC, Class A	29,756	2,942,346

Japan — 7.9%
Aeon Co. Ltd.	172,617	3,381,855
Ajinomoto Co. Inc.	115,900	2,067,323
Asahi Group Holdings Ltd.	89,798	3,494,032
Japan Tobacco Inc.	227,600	5,427,839
Kao Corp.	97,500	7,246,183
Kikkoman Corp.	35,500	1,912,273
Kirin Holdings Co. Ltd.	183,996	3,854,667
MEIJI Holdings Co. Ltd.	29,200	2,384,651
Nissin Foods Holdings Co. Ltd.	17,000	1,069,134
Seven & i Holdings Co. Ltd.	159,937	6,972,416
Shiseido Co. Ltd.	79,000	4,962,567
Unicharm Corp.	81,300	2,637,257
Yakult Honsha Co. Ltd.	32,020	2,253,059

		47,663,256
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	382,497	3,277,117
Wal-Mart de Mexico SAB de CV	997,163	2,530,154

		5,807,271
Netherlands — 5.0%
Heineken Holding NV	24,426	2,059,290
Heineken NV	46,735	4,124,418
Koninklijke Ahold Delhaize NV	232,724	5,872,798
Unilever NV, CVA	337,703	18,306,259

		30,362,765

Security	Shares	Value

Norway — 0.5%
Marine Harvest ASA	87,180	$1,839,417
Orkla ASA	172,120	1,352,447

		3,191,864
Sweden — 0.7%
Essity AB, Class B	121,544	2,983,129
Swedish Match AB	34,905	1,374,413

		4,357,542
Switzerland — 8.6%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	204	1,262,325
Chocoladefabriken Lindt & Spruengli AG, Registered	23	1,710,185
Nestle SA, Registered	605,158	48,987,227

		51,959,737
United Kingdom — 11.7%
Associated British Foods PLC	70,477	1,833,786
British American Tobacco PLC	452,332	14,402,249
Diageo PLC	482,608	17,179,452
Imperial Brands PLC	190,932	5,780,174
J Sainsbury PLC	320,119	1,080,414
Reckitt Benckiser Group PLC	145,605	11,150,657
Tate & Lyle PLC	91,693	770,749
Tesco PLC	1,902,625	4,606,471
Unilever PLC	237,370	12,420,587
Wm Morrison Supermarkets PLC	446,266	1,212,037

		70,436,576
United States — 51.2%
Altria Group Inc.	372,826	18,413,876
Archer-Daniels-Midland Co.	112,295	4,600,726
Brown-Forman Corp., Class B, NVS	34,900	1,660,542
Campbell Soup Co.	38,952	1,285,027
Church & Dwight Co. Inc.	50,021	3,289,381
Clorox Co. (The)	26,086	4,020,896
Coca-Cola Co. (The)	759,400	35,957,590
Colgate-Palmolive Co.	173,917	10,351,540
Conagra Brands Inc.	98,016	2,093,622
Constellation Brands Inc., Class A	33,376	5,367,528
Costco Wholesale Corp.	86,944	17,711,362
Coty Inc., Class A	91,078	597,472
Estee Lauder Companies Inc. (The), Class A	43,921	5,714,122
General Mills Inc.	119,120	4,638,533
Hershey Co. (The)	28,767	3,083,247
Hormel Foods Corp.	55,615	2,373,648
JM Smucker Co. (The)	22,799	2,131,479
Kellogg Co.	50,666	2,888,469
Kimberly-Clark Corp.	69,691	7,940,593
Kraft Heinz Co. (The)	123,082	5,297,449
Kroger Co. (The)	156,958	4,316,345
Lamb Weston Holdings Inc.	29,227	2,149,938
McCormick & Co. Inc./MD, NVS	24,546	3,417,785
Molson Coors Brewing Co., Class B	37,863	2,126,386
Mondelez International Inc., Class A	291,099	11,652,693
Monster Beverage Corp.(a)	79,288	3,902,555
PepsiCo Inc.	259,285	28,645,807
Philip Morris International Inc.	308,508	20,595,994
Procter & Gamble Co. (The)	493,749	45,385,408
Sysco Corp.	95,029	5,954,517
Tyson Foods Inc., Class A	58,646	3,131,696
Walmart Inc.	281,852	26,254,514

103

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walgreens Boots Alliance Inc.	159,486	$10,897,678

		307,848,418

Total Common Stocks — 98.8% (Cost: $611,182,925)		594,377,351

Preferred Stocks

Germany — 0.7%
Henkel AG & Co. KGaA, Preference Shares, NVS	36,161	3,943,592

Total Preferred Stocks — 0.7% (Cost: $4,222,731)		3,943,592

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	803,094	803,174

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	355,618	$355,618

		1,158,792

Total Short-Term Investments — 0.2% (Cost: $1,158,792)		1,158,792

Total Investments in Securities — 99.7% (Cost: $616,564,448)		599,479,735

Other Assets, Less Liabilities — 0.3%		1,865,685

Net Assets — 100.0%		$ 601,345,420

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	803,094	803,094	$803,174	$21,136	(a)	$118	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,928	224,690	355,618	355,618	11,581		—	—

				$1,158,792	$32,717		$118	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$594,377,351	$—	$—	$594,377,351
Preferred Stocks	3,943,592	—	—	3,943,592
Money Market Funds	1,158,792	—	—	1,158,792

	$599,479,735	$—	$—	$599,479,735

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

104

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Caltex Australia Ltd.	155,311	$2,785,955
Oil Search Ltd.	758,540	3,823,526
Origin Energy Ltd.(a)	990,110	4,509,831
Santos Ltd.	985,596	3,802,349
Woodside Petroleum Ltd.	534,021	11,774,775

		26,696,436

Austria — 0.3%
OMV AG	84,250	3,683,872

Brazil — 1.2%
Petroleo Brasileiro SA, ADR, NVS(b)	844,455	10,986,360
Ultrapar Participacoes SA, ADR, NVS	263,538	3,568,304

		14,554,664

Canada — 10.2%
ARC Resources Ltd.	200,548	1,189,367
Cameco Corp.	226,033	2,561,862
Canadian Natural Resources Ltd.	679,738	16,393,740
Cenovus Energy Inc.	573,416	4,030,454
Crescent Point Energy Corp.	304,751	923,758
Enbridge Inc.	1,143,227	35,498,797
Encana Corp.	533,127	3,075,883
Husky Energy Inc.	172,518	1,782,273
Imperial Oil Ltd.	136,689	3,461,761
Inter Pipeline Ltd.	235,844	3,339,598
Pembina Pipeline Corp.	291,999	8,660,770
Suncor Energy Inc.	917,344	25,610,138
TransCanada Corp.	520,193	18,567,439

		125,095,840

China — 2.6%
China Petroleum & Chemical Corp., Class H	14,526,400	10,371,560
CNOOC Ltd.	9,141,000	14,127,111
PetroChina Co. Ltd., Class H	12,238,000	7,627,893

		32,126,564

Colombia — 0.2%
Ecopetrol SA, ADR, NVS(b)	147,641	2,344,539

Finland — 0.4%
Neste OYJ	73,598	5,667,235

France — 6.2%
TOTAL SA, NVS	1,427,910	75,380,307

Italy — 2.5%
Eni SpA	1,435,979	22,567,879
Snam SpA	1,313,468	5,734,193
Tenaris SA	274,697	2,964,347

		31,266,419

Japan — 1.3%
Inpex Corp.	617,500	5,525,222
JXTG Holdings Inc.	1,950,320	10,251,557

		15,776,779

Norway — 1.1%
Equinor ASA	625,059	13,263,957

Portugal — 0.3%
Galp Energia SGPS SA	278,277	4,388,359

Spain — 1.2%
Enagas SA	74,591	2,013,194

Security	Shares	Value

Spain (continued)
Repsol SA	761,381	$12,254,845

		14,268,039

United Kingdom — 17.1%
BP PLC	11,255,358	71,093,549
Royal Dutch Shell PLC, Class A	2,554,408	75,069,748
Royal Dutch Shell PLC, Class B	2,107,682	62,813,635

		208,976,932

United States — 51.6%
Anadarko Petroleum Corp.	283,517	12,429,385
Apache Corp.	214,304	5,625,480
Baker Hughes a GE Co.	287,391	6,178,907
Cabot Oil & Gas Corp.	243,169	5,434,827
Chevron Corp.	1,079,425	117,430,646
Cimarex Energy Co.	53,388	3,291,370
Concho Resources Inc.(a)(b)	112,725	11,587,003
ConocoPhillips	649,042	40,467,769
Devon Energy Corp.	261,234	5,888,214
Diamondback Energy Inc.	86,563	8,024,390
EOG Resources Inc.	327,553	28,565,897
Exxon Mobil Corp.	2,391,713	163,090,909
Halliburton Co.	493,404	13,114,678
Helmerich & Payne Inc.	60,705	2,910,198
Hess Corp.	140,171	5,676,926
HollyFrontier Corp.	89,781	4,589,605
Kinder Morgan Inc./DE	1,078,670	16,589,945
Marathon Oil Corp.	463,694	6,649,372
Marathon Petroleum Corp.	389,777	23,000,741
National Oilwell Varco Inc.	215,452	5,537,116
Newfield Exploration Co.(a)	109,499	1,605,255
Noble Energy Inc.	267,794	5,023,815
Occidental Petroleum Corp.	426,587	26,183,910
ONEOK Inc.	233,725	12,609,464
Phillips 66	239,850	20,663,078
Pioneer Natural Resources Co.	96,180	12,649,594
Schlumberger Ltd.	781,740	28,205,179
TechnipFMC PLC	239,169	4,682,929
Valero Energy Corp.	239,625	17,964,686
Williams Companies Inc. (The)	681,265	15,021,893

		630,693,181

Total Common Stocks — 98.4% (Cost: $1,610,501,388)		1,204,183,123

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, ADR, NVS	1,233,646	14,297,957

Total Preferred Stocks — 1.2% (Cost: $25,103,456)		14,297,957

Rights

Spain — 0.0%
Repsol SA, NVS (Expires 01/14/19)(a)	764,129	349,406

Total Rights — 0.0% (Cost: $358,449)		349,406

105

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	62,818	$62,824
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	963,678	963,678

		1,026,502

Total Short-Term Investments — 0.1% (Cost: $1,026,501)		1,026,502

Total Investments in Securities — 99.7% (Cost: $1,636,989,794)		1,219,856,988

Other Assets, Less Liabilities — 0.3%		3,164,758

Net Assets — 100.0%		$1,223,021,746

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,397,073	(1,334,255)	62,818	$62,824	$60,715	(a)	$(130)	$70
BlackRock Cash Funds: Treasury, SL Agency Shares	1,757,340	(793,662)	963,678	963,678	27,150		—	—

				$1,026,502	$87,865		$(130)	$70

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,204,183,123	$—	$—	$1,204,183,123
Preferred Stocks	14,297,957	—	—	14,297,957
Rights	349,406	—	—	349,406
Money Market Funds	1,026,502	—	—	1,026,502

	$1,219,856,988	$—	$—	$1,219,856,988

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

106

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.4%
AMP Ltd.	174,734	$301,381
ASX Ltd.	13,042	550,343
Australia & New Zealand Banking Group Ltd.	168,416	2,900,096
BGP Holdings PLC(a)(b)	608,993	7
Commonwealth Bank of Australia	102,807	5,239,306
Insurance Australia Group Ltd.(b)	134,618	663,397
Macquarie Group Ltd.	18,420	1,408,938
Medibank Pvt Ltd.	172,077	311,335
National Australia Bank Ltd.	159,900	2,709,549
QBE Insurance Group Ltd.	79,136	562,689
Suncorp Group Ltd.	80,718	717,706
Westpac Banking Corp.	200,870	3,540,967

		18,905,714

Austria — 0.2%
Erste Group Bank AG	18,819	624,951

Belgium — 0.7%
Ageas	11,371	510,851
Groupe Bruxelles Lambert SA	6,273	545,568
KBC Group NV	20,006	1,296,264

		2,352,683

Brazil — 0.3%
Banco do Brasil SA, ADR, NVS(c)	82,490	982,456

Canada — 7.1%
Bank of Montreal	37,651	2,458,700
Bank of Nova Scotia (The)	71,801	3,577,433
Brookfield Asset Management Inc., Class A	51,033	1,954,932
Canadian Imperial Bank of Commerce	26,171	1,948,358
Manulife Financial Corp.	114,759	1,627,531
National Bank of Canada	19,803	812,680
Power Corp. of Canada	22,755	408,684
Royal Bank of Canada	84,414	5,775,109
Sun Life Financial Inc.	35,043	1,162,028
Thomson Reuters Corp.	5	241
Toronto-Dominion Bank (The)	107,070	5,319,791

		25,045,487

Chile — 0.2%
Banco de Chile, ADR, NVS	11,898	340,283
Banco Santander Chile, ADR	10,230	305,877

		646,160

China — 4.0%
Bank of China Ltd., Class H	4,432,000	1,913,334
China Construction Bank Corp., Class H	6,181,720	5,100,540
China Life Insurance Co. Ltd., Class H	481,000	1,022,286
Industrial & Commercial Bank of China Ltd., Class H	4,463,000	3,186,493
Ping An Insurance Group Co. of China Ltd., Class H	310,000	2,737,967

		13,960,620

Colombia — 0.1%
Bancolombia SA, ADR, NVS	7,505	285,941

Denmark — 0.2%
Danske Bank A/S	40,884	807,290

Finland — 0.8%
Nordea Bank Abp	182,944	1,538,935
Sampo OYJ, Class A	28,693	1,259,863

		2,798,798

Security	Shares	Value

France — 2.3%
AXA SA, NVS	113,634	$2,449,667
BNP Paribas SA	66,666	3,008,359
Credit Agricole SA	68,184	735,017
SCOR SE	9,207	414,684
Societe Generale SA, NVS	43,788	1,392,565

		8,000,292

Germany — 2.8%
Allianz SE, Registered	24,600	4,925,197
Commerzbank AG(b)	59,901	395,995
Deutsche Bank AG, Registered	110,758	882,113
Deutsche Boerse AG	11,202	1,343,944
Hannover Rueck SE	3,490	469,575
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,634	1,880,720

		9,897,544

Hong Kong — 2.7%
AIA Group Ltd.	713,400	5,922,714
Hang Seng Bank Ltd.	49,200	1,104,736
Hong Kong Exchanges & Clearing Ltd.	80,500	2,329,861

		9,357,311

Ireland — 0.1%
Bank of Ireland Group PLC	54,987	305,492
Irish Bank Resolution Corp. Ltd.(a)(b)	47,975	—

		305,492

Italy — 1.5%
Assicurazioni Generali SpA	69,241	1,155,631
Banco BPM SpA(b)	85,131	191,521
Intesa Sanpaolo SpA	914,723	2,028,382
Mediobanca Banca di Credito Finanziario SpA	34,163	288,058
UniCredit SpA	121,278	1,371,694
Unione di Banche Italiane SpA	53,874	155,997

		5,191,283

Japan — 5.3%
Dai-ichi Life Holdings Inc.	73,900	1,157,182
Daiwa Securities Group Inc.	86,200	437,305
Japan Exchange Group Inc.	36,900	598,324
Mitsubishi UFJ Financial Group Inc.	750,300	3,678,498
Mizuho Financial Group Inc.	1,464,100	2,272,581
MS&AD Insurance Group Holdings Inc.	30,200	862,110
Nomura Holdings Inc.	196,800	754,805
ORIX Corp.	74,700	1,093,112
Resona Holdings Inc.	123,000	592,718
Sompo Holdings Inc.	25,200	857,188
Sumitomo Mitsui Financial Group Inc.	84,000	2,790,685
Sumitomo Mitsui Trust Holdings Inc.	24,627	902,792
T&D Holdings Inc.	36,900	430,161
Tokio Marine Holdings Inc.	45,500	2,171,426

		18,598,887

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	177,507	863,300

Netherlands — 1.3%
ABN AMRO Group NV, CVA(d)	24,378	572,403
Aegon NV	84,255	392,873
EXOR NV	6,031	325,826
ING Groep NV	229,173	2,465,223
NN Group NV	18,454	734,130

		4,490,455

107

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
DNB ASA	56,088	$894,840

Peru — 0.3%
Credicorp Ltd.	4,185	927,689

Singapore — 1.5%
DBS Group Holdings Ltd.	108,100	1,878,862
Oversea-Chinese Banking Corp. Ltd.	247,300	2,042,992
United Overseas Bank Ltd.	84,900	1,530,442

		5,452,296

South Korea — 0.6%
KB Financial Group Inc., ADR, NVS(b)	24,052	1,009,703
Shinhan Financial Group Co. Ltd., ADR, NVS(b)	27,415	972,958

		1,982,661

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	394,593	2,090,976
Banco de Sabadell SA	321,276	367,450
Banco Santander SA	952,206	4,324,666
Bankia SA	75,039	219,599
CaixaBank SA	212,237	767,646

		7,770,337

Sweden — 1.4%
Industrivarden AB, Class A	9,896	204,487
Industrivarden AB, Class C	13,161	266,015
Investor AB, Class B	28,960	1,226,885
Kinnevik AB, Class B	15,396	371,101
Skandinaviska Enskilda Banken AB, Class A	93,111	904,240
Svenska Handelsbanken AB, Class A	86,223	955,996
Swedbank AB, Class A	53,015	1,182,483

		5,111,207

Switzerland — 3.1%
Baloise Holding AG, Registered	3,075	422,353
Credit Suisse Group AG, Registered	139,653	1,529,978
Julius Baer Group Ltd.	13,284	471,772
Partners Group Holding AG	1,107	669,276
Swiss Life Holding AG, Registered	1,845	708,579
Swiss Re AG	18,081	1,652,931
UBS Group AG, Registered	225,445	2,798,052
Zurich Insurance Group AG	8,610	2,559,942

		10,812,883

United Kingdom — 6.9%
3i Group PLC	64,677	637,070
Aviva PLC	223,368	1,068,228
Barclays PLC	913,645	1,751,478
Direct Line Insurance Group PLC	84,438	342,731
HSBC Holdings PLC	1,184,110	9,755,784
Legal & General Group PLC	340,042	1,000,409
Lloyds Banking Group PLC	4,111,212	2,714,886
London Stock Exchange Group PLC	18,576	961,004
Prudential PLC	148,215	2,646,507
Royal Bank of Scotland Group PLC	257,283	710,073
RSA Insurance Group PLC	58,922	385,421
Schroders PLC	8,241	256,411
St. James’s Place PLC	30,114	362,054
Standard Chartered PLC	159,517	1,237,851
Standard Life Aberdeen PLC	150,152	490,989

		24,320,896

United States — 46.7%
Affiliated Managers Group Inc.	3,290	320,578

Security	Shares	Value

United States (continued)
Aflac Inc.	44,397	$2,022,727
Allstate Corp. (The)	20,172	1,666,812
American Express Co.	40,221	3,833,866
American International Group Inc.	51,414	2,026,226
Ameriprise Financial Inc.	8,237	859,696
Aon PLC	14,022	2,038,238
Arthur J Gallagher & Co.	10,568	778,862
Assurant Inc.	2,835	253,562
Bank of America Corp.	530,598	13,073,935
Bank of New York Mellon Corp. (The)	53,875	2,535,896
BB&T Corp.	44,649	1,934,195
Berkshire Hathaway Inc., Class B(b)	113,424	23,158,912
BlackRock Inc.(e)	7,064	2,774,881
Brighthouse Financial Inc.(b)	6,257	190,713
Capital One Financial Corp.	26,880	2,031,859
Cboe Global Markets Inc.	6,519	637,754
Charles Schwab Corp. (The)	69,851	2,900,912
Chubb Ltd.	27,114	3,502,587
Cincinnati Financial Corp.	8,979	695,154
Citigroup Inc.	141,807	7,382,472
Citizens Financial Group Inc.	26,814	797,180
CME Group Inc.	20,916	3,934,718
Comerica Inc.	8,788	603,648
Discover Financial Services	19,311	1,138,963
E*TRADE Financial Corp.	14,770	648,108
Everest Re Group Ltd.	2,460	535,690
Fifth Third Bancorp.	37,884	891,411
First Republic Bank/CA	9,526	827,809
Franklin Resources Inc.	18,333	543,757
Goldman Sachs Group Inc. (The)	20,176	3,370,401
Hartford Financial Services Group Inc. (The)	20,913	929,583
Huntington Bancshares Inc./OH	61,520	733,318
Intercontinental Exchange Inc.	33,456	2,520,241
Invesco Ltd.	24,038	402,396
Jefferies Financial Group Inc.	17,695	307,185
JPMorgan Chase & Co.	193,349	18,874,729
KeyCorp	59,778	883,519
Lincoln National Corp.	11,800	605,458
Loews Corp.	16,113	733,464
M&T Bank Corp.	8,165	1,168,656
Marsh & McLennan Companies Inc.	29,521	2,354,300
MetLife Inc.	56,949	2,338,326
Moody’s Corp.	9,721	1,361,329
Morgan Stanley	76,709	3,041,512
MSCI Inc.	5,087	749,976
Nasdaq Inc.	6,878	561,038
Northern Trust Corp.	13,055	1,091,267
People’s United Financial Inc.	22,140	319,480
PNC Financial Services Group Inc. (The)	26,940	3,149,555
Principal Financial Group Inc.	15,252	673,681
Progressive Corp. (The)	33,702	2,033,242
Prudential Financial Inc.	23,616	1,925,885
Raymond James Financial Inc.	7,626	567,451
Regions Financial Corp.	57,810	773,498
S&P Global Inc.	14,637	2,487,412
State Street Corp.	22,233	1,402,235
SunTrust Banks Inc.	26,076	1,315,273
SVB Financial Group(b)	3,075	584,004
Synchrony Financial	37,868	888,383
T Rowe Price Group Inc.	14,141	1,305,497

108

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Torchmark Corp.	6,399	$476,917
Travelers Companies Inc. (The)	15,740	1,884,865
U.S. Bancorp	88,806	4,058,434
Unum Group	12,424	365,017
Wells Fargo & Co.	246,590	11,362,867
Willis Towers Watson PLC	7,626	1,158,084
Zions Bancorp. N.A	10,701	435,959

		163,735,558

Total Common Stocks — 98.1% (Cost: $426,786,726)		344,123,031

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, ADR, Preference Shares, NVS	251,781	2,490,114
Itau Unibanco Holding SA, ADR, Preference Shares, NVS	343,539	3,139,947

		5,630,061

Total Preferred Stocks — 1.6% (Cost: $5,381,106)		5,630,061

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(e)(f)(g)	47,923	47,928

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(e)(f)	433,092	$433,092

		481,020

Total Short-Term Investments — 0.2% (Cost: $481,017)		481,020

Total Investments in Securities — 99.9% (Cost: $432,648,849)		350,234,112

Other Assets, Less Liabilities — 0.1%		454,470

Net Assets — 100.0%		$ 350,688,582

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	143,548	—		(95,625	)(a)	47,923	$47,928	$9,594	(b)	$134	$15
BlackRock Cash Funds: Treasury, SL Agency Shares	160,866	272,226	(a)	—		433,092	433,092	9,420		—	—
BlackRock Inc.	10,688	2,361		(5,985)		7,064	2,774,881	85,340		338,674	(1,730,094)
PNC Financial Services Group Inc. (The) (c)	40,851	8,989		(22,900)		26,940	3,149,555	91,602		569,480	(1,905,276)

							$6,405,456	$195,956		$908,288	$(3,635,355)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

109

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$344,123,024	$—	$7	$344,123,031
Preferred Stocks	5,630,061	—	—	5,630,061
Money Market Funds	481,020	—	—	481,020

	$350,234,105	$—	$7	$350,234,112

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

110

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Cochlear Ltd.	20,860	$2,548,951
CSL Ltd.	164,496	21,442,481
Ramsay Health Care Ltd.	48,872	1,986,251
Sonic Healthcare Ltd.	153,172	2,384,189

		28,361,872

Belgium — 0.2%
UCB SA	45,892	3,740,500

Canada — 0.1%
Bausch Health Companies Inc.(a)	112,048	2,071,469

Denmark — 2.2%
Coloplast A/S, Class B	42,912	3,977,016
Genmab A/S(a)	22,052	3,606,111
Novo Nordisk A/S, Class B	638,316	29,129,257

		36,712,384

France — 2.1%
Sanofi, NVS	415,412	35,929,280

Germany — 2.6%
Bayer AG, Registered	337,932	23,394,746
Fresenius Medical Care AG & Co. KGaA	76,884	4,978,086
Fresenius SE & Co. KGaA	148,404	7,189,682
Merck KGaA	47,084	4,843,089
QIAGEN NV(a)	84,036	2,851,231

		43,256,834

Japan — 4.7%
Astellas Pharma Inc.	715,275	9,136,927
Chugai Pharmaceutical Co. Ltd.	73,600	4,279,889
Daiichi Sankyo Co. Ltd.	238,400	7,629,061
Eisai Co. Ltd.	119,200	9,237,008
Hoya Corp.	129,200	7,789,801
Olympus Corp.	119,200	3,666,773
Ono Pharmaceutical Co. Ltd.	178,800	3,658,625
Otsuka Holdings Co. Ltd.	190,800	7,813,557
Shionogi & Co. Ltd.	119,200	6,813,136
Sysmex Corp.	59,600	2,866,058
Takeda Pharmaceutical Co. Ltd.(b)	262,000	8,847,559
Terumo Corp.	119,200	6,762,073

		78,500,467

Netherlands — 0.7%
Koninklijke Philips NV	335,548	11,864,180

South Korea — 0.4%
Celltrion Inc.(a)	37,083	7,394,665

Spain — 0.2%
Grifols SA	107,280	2,808,390

Switzerland — 9.2%
Lonza Group AG, Registered	26,820	6,929,452
Novartis AG, Registered	925,588	78,906,893
Roche Holding AG, NVS	255,088	62,982,775
Sonova Holding AG, Registered	19,072	3,107,084
Straumann Holding AG, Registered	3,576	2,241,801
Vifor Pharma AG	16,092	1,745,014

		155,913,019

United Kingdom — 5.5%
AstraZeneca PLC	459,516	34,371,115

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	1,795,152	$34,093,384
Shire PLC	328,596	19,125,441
Smith & Nephew PLC	325,416	6,067,544

		93,657,484

United States — 70.1%
Abbott Laboratories	637,124	46,083,179
AbbVie Inc.	544,744	50,219,949
ABIOMED Inc.(a)	16,092	5,230,544
Agilent Technologies Inc.	115,624	7,799,995
Alexion Pharmaceuticals Inc.(a)	81,056	7,891,612
Align Technology Inc.(a)	26,224	5,492,092
Allergan PLC	115,028	15,374,643
AmerisourceBergen Corp.	56,620	4,212,528
Amgen Inc.	230,652	44,901,025
Anthem Inc.	93,572	24,574,814
Baxter International Inc.	179,396	11,807,845
Becton Dickinson and Co.	97,148	21,889,387
Biogen Inc.(a)	72,712	21,880,495
Boston Scientific Corp.(a)	501,832	17,734,743
Bristol-Myers Squibb Co.	591,828	30,763,219
Cardinal Health Inc.	107,876	4,811,270
Celgene Corp.(a)	253,300	16,233,997
Centene Corp.(a)	74,500	8,589,850
Cerner Corp.(a)	119,796	6,282,102
Cigna Corp.	138,868	26,373,873
Cooper Companies Inc. (The)	17,880	4,550,460
CVS Health Corp.	468,456	30,693,237
Danaher Corp.	224,096	23,108,780
DaVita Inc.(a)	45,892	2,361,602
DENTSPLY SIRONA Inc.	81,056	3,016,094
Edwards Lifesciences Corp.(a)	75,692	11,593,744
Eli Lilly & Co.	341,508	39,519,306
Gilead Sciences Inc.	468,456	29,301,923
HCA Healthcare Inc.	97,148	12,090,069
Henry Schein Inc.(a)(b)	55,428	4,352,207
Hologic Inc.(a)	97,744	4,017,278
Humana Inc.	49,684	14,233,472
IDEXX Laboratories Inc.(a)	30,992	5,765,132
Illumina Inc.(a)	53,044	15,909,487
Incyte Corp.(a)	63,772	4,055,261
Intuitive Surgical Inc.(a)	41,124	19,695,106
IQVIA Holdings Inc.(a)	57,216	6,646,783
Johnson & Johnson	972,076	125,446,408
Laboratory Corp. of America Holdings(a)	36,356	4,593,944
McKesson Corp.	70,924	7,834,974
Medtronic PLC	486,932	44,291,335
Merck & Co. Inc.	942,276	71,999,309
Mettler-Toledo International Inc.(a)	8,940	5,056,285
Mylan NV(a)	186,548	5,111,415
Nektar Therapeutics(a)	61,984	2,037,414
PerkinElmer Inc.	40,528	3,183,474
Perrigo Co. PLC	45,296	1,755,220
Pfizer Inc.	2,096,132	91,496,162
Quest Diagnostics Inc.	49,468	4,119,200
Regeneron Pharmaceuticals Inc.(a)(b)	28,012	10,462,482
ResMed Inc.	51,852	5,904,387
Stryker Corp.	112,644	17,656,947
Thermo Fisher Scientific Inc.	146,020	32,677,816
UnitedHealth Group Inc.	348,660	86,858,179
Universal Health Services Inc., Class B	30,992	3,612,428

111

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Varian Medical Systems Inc.(a)	32,878	$3,725,406
Vertex Pharmaceuticals Inc.(a)	92,380	15,308,290
Waters Corp.(a)	27,416	5,172,028
WellCare Health Plans Inc.(a)	17,880	4,221,289
Zimmer Biomet Holdings Inc.	73,904	7,665,323
Zoetis Inc.	174,032	14,886,697

		1,184,133,515

Total Common Stocks — 99.7% (Cost: $1,542,758,769)		1,684,344,059

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	19,558,127	19,560,083
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	4,534,631	4,534,631

		24,094,714

Total Short-Term Investments — 1.4% (Cost: $24,094,713)		24,094,714

Total Investments in Securities — 101.1% (Cost: $1,566,853,482)		1,708,438,773

Other Assets, Less Liabilities — (1.1)%		(19,006,714)

Net Assets — 100.0%		$1,689,432,059

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,861,802	11,696,325	19,558,127	$19,560,083	$38,860	(a)	$1,763	$207
BlackRock Cash Funds: Treasury, SL Agency Shares	1,218,237	3,316,394	4,534,631	4,534,631	39,614		—	—

				$24,094,714	$78,474		$1,763	$207

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,684,344,059	$—	$—	$1,684,344,059
Money Market Funds	24,094,714	—	—	24,094,714

	$1,708,438,773	$—	$—	$1,708,438,773

112

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Healthcare ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

113

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Aurizon Holdings Ltd.	101,620	$306,193
Brambles Ltd.	79,056	564,902
Qantas Airways Ltd.	84,145	342,988
Sydney Airport	113,257	536,603
Transurban Group	130,587	1,071,022

		2,821,708

Brazil — 0.1%
Embraer SA, ADR, NVS	10,496	232,276

Canada — 3.1%
Bombardier Inc., Class B(a)	104,976	156,027
Canadian National Railway Co.	36,477	2,700,388
Canadian Pacific Railway Ltd.	7,056	1,251,461
SNC-Lavalin Group Inc.	8,830	296,876
Thomson Reuters Corp.	8,961	432,566
Waste Connections Inc.	13,225	981,175

		5,818,493

Chile — 0.1%
LATAM Airlines Group SA, ADR, NVS(b)	15,600	160,680

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	144	169,854
AP Moller - Maersk A/S, Class B, NVS	336	421,238
DSV A/S	9,216	605,934
ISS A/S	7,799	217,497
Vestas Wind Systems A/S(b)	10,129	763,560

		2,178,083

Finland — 0.8%
Kone OYJ, Class B	19,965	950,349
Metso OYJ	6,384	167,121
Wartsila OYJ Abp	22,704	360,632

		1,478,102

France — 6.8%
Airbus SE	28,415	2,727,239
Alstom SA, NVS	7,776	313,520
Bouygues SA, NVS	11,144	399,248
Cie. de Saint-Gobain, NVS	26,976	899,379
Edenred, NVS	11,805	433,321
Eiffage SA, NVS	3,653	304,675
Legrand SA	13,151	741,155
Safran SA, NVS	16,506	1,988,775
Schneider Electric SE, NVS	26,592	1,815,407
Teleperformance, NVS	2,832	451,941
Thales SA, NVS	5,136	598,864
Vinci SA	25,510	2,100,229

		12,773,753

Germany — 4.0%
Brenntag AG	7,536	324,777
Deutsche Lufthansa AG, Registered	11,904	268,079
Deutsche Post AG, Registered	48,270	1,319,350
GEA Group AG	8,256	212,351
MTU Aero Engines AG	2,544	460,655
OSRAM Licht AG	4,929	213,663
Siemens AG, Registered	42,093	4,685,790

		7,484,665

Hong Kong — 0.7%
CK Hutchison Holdings Ltd.	144,020	1,383,295

Security	Shares	Value

Ireland — 0.3%
Kingspan Group PLC	7,056	$301,510
Ryanair Holdings PLC, ADR, NVS(a)	4,356	310,757

		612,267

Italy — 0.7%
Atlantia SpA	23,280	480,888
CNH Industrial NV	48,864	438,381
Leonardo SpA	19,134	167,941
Prysmian SpA	13,343	257,319

		1,344,529

Japan — 16.7%
AGC Inc./Japan	11,000	343,891
ANA Holdings Inc.	17,200	617,830
Central Japan Railway Co.	10,200	2,153,607
Dai Nippon Printing Co. Ltd.	14,400	301,479
Daikin Industries Ltd.	14,400	1,534,959
East Japan Railway Co.	19,200	1,699,414
FANUC Corp.	9,600	1,458,615
Hankyu Hanshin Holdings Inc.	12,600	419,177
ITOCHU Corp.	72,000	1,225,211
Japan Airlines Co. Ltd.	17,500	620,631
Kajima Corp.	26,000	350,253
Kawasaki Heavy Industries Ltd.	9,600	205,799
Kintetsu Group Holdings Co. Ltd.	9,600	417,372
Komatsu Ltd.	48,300	1,041,368
Kubota Corp.	59,100	841,131
LIXIL Group Corp.	14,400	178,761
Makita Corp.	14,400	512,528
Marubeni Corp.	81,600	574,469
Mitsubishi Corp.	79,200	2,180,048
Mitsubishi Electric Corp.	106,600	1,181,961
Mitsubishi Heavy Industries Ltd.	16,600	598,547
Mitsui & Co. Ltd.	86,400	1,331,260
Nidec Corp.	13,600	1,546,370
Nippon Express Co. Ltd.	4,800	267,748
NSK Ltd.	24,000	207,592
Obayashi Corp.	33,600	304,411
Odakyu Electric Railway Co. Ltd.	14,400	317,229
Recruit Holdings Co. Ltd.	78,200	1,897,712
Secom Co. Ltd.	10,400	863,926
Shimizu Corp.	33,600	274,092
SMC Corp./Japan	3,300	999,790
Sumitomo Corp.	57,600	819,782
Taisei Corp.	11,100	476,011
Tokyu Corp.	28,800	471,184
Toppan Printing Co. Ltd.	15,800	232,863
Toshiba Corp.	33,600	949,369
TOTO Ltd.	8,000	277,811
Toyota Tsusho Corp.	12,000	354,920
West Japan Railway Co.	9,600	679,083
Yamato Holdings Co. Ltd.	20,900	576,053

		31,304,257

Mexico — 0.1%
Alfa SAB de CV, Class A	164,163	194,891

Netherlands — 0.6%
Randstad NV	6,288	288,172
Wolters Kluwer NV	13,891	820,335

		1,108,507

114

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	13,515	$522,663
Aena SME SA(c)	3,648	566,106
Ferrovial SA	24,129	488,082
International Consolidated Airlines Group SA	40,656	319,997

		1,896,848

Sweden — 2.7%
Alfa Laval AB	14,591	312,117
Assa Abloy AB, Class B	48,908	872,426
Atlas Copco AB, Class A	29,657	704,140
Epiroc AB, Class A(a)	32,160	304,121
Epiroc AB, Class B(a)	17,899	159,248
Sandvik AB	55,292	787,984
Securitas AB, Class B	15,984	256,459
Skanska AB, Class B	18,446	293,360
SKF AB, Class B	19,776	299,902
Volvo AB, Class B	81,716	1,068,704

		5,058,461

Switzerland — 2.4%
ABB Ltd., Registered	95,346	1,808,169
Adecco Group AG, Registered	8,448	393,606
Geberit AG, Registered	1,824	707,360
Kuehne + Nagel International AG, Registered	2,507	321,322
Schindler Holding AG, Participation Certificates, NVS	2,112	417,130
Schindler Holding AG, Registered	816	157,770
SGS SA, Registered	262	587,360

		4,392,717

United Kingdom — 5.5%
Ashtead Group PLC	24,907	519,283
Babcock International Group PLC	24,720	154,048
BAE Systems PLC	157,008	918,241
Bunzl PLC	16,554	499,460
Cobham PLC(a)	123,785	154,058
DCC PLC	5,088	387,833
easyJet PLC	13,252	186,499
Experian PLC	45,553	1,105,210
Ferguson PLC	11,483	733,724
G4S PLC	79,200	198,662
IMI PLC	13,671	164,363
Intertek Group PLC	8,014	489,918
Melrose Industries PLC	235,392	491,214
RELX PLC	102,331	2,106,764
Rentokil Initial PLC	90,940	390,549
Rolls-Royce Holdings PLC	92,633	979,212
Smiths Group PLC	19,488	338,544
Travis Perkins PLC	12,192	166,147
Weir Group PLC (The)	13,279	219,520

		10,203,249

United States — 51.3%
3M Co.	28,832	5,493,649
Alaska Air Group Inc.	6,048	368,021
Allegion PLC	4,704	374,956
American Airlines Group Inc.	20,336	652,989
AMETEK Inc.	11,424	773,405
AO Smith Corp.	7,309	312,094
Arconic Inc.	21,287	358,899
Boeing Co. (The)	26,160	8,436,600
Caterpillar Inc.	29,232	3,714,510
CH Robinson Worldwide Inc.	6,767	569,037
Cintas Corp.	4,272	717,653

Security	Shares	Value

United States (continued)
Copart Inc.(a)	10,130	$484,011
CSX Corp.	40,344	2,506,573
Cummins Inc.	7,392	987,867
Deere & Co.	15,965	2,381,499
Delta Air Lines Inc.	31,104	1,552,090
Dover Corp.	7,296	517,651
Eaton Corp. PLC	21,456	1,473,169
Emerson Electric Co.	31,056	1,855,596
Equifax Inc.	5,951	554,217
Expeditors International of Washington Inc.	8,496	578,493
Fastenal Co.	14,208	742,936
FedEx Corp.	12,048	1,943,704
Flowserve Corp.	6,528	248,195
Fluor Corp.	7,056	227,203
Fortive Corp.	14,568	985,671
Fortune Brands Home & Security Inc.	7,348	279,150
General Dynamics Corp.	13,809	2,170,913
General Electric Co.	431,634	3,267,469
Harris Corp.	5,808	782,047
Honeywell International Inc.	36,528	4,826,079
Huntington Ingalls Industries Inc.	2,131	405,551
IHS Markit Ltd.(a)	17,760	851,947
Illinois Tool Works Inc.	15,157	1,920,240
Ingersoll-Rand PLC	12,144	1,107,897
Jacobs Engineering Group Inc.	5,904	345,148
JB Hunt Transport Services Inc.	4,224	393,001
Johnson Controls International PLC	45,521	1,349,698
Kansas City Southern	4,992	476,486
L3 Technologies Inc.	3,888	675,190
Lockheed Martin Corp.	12,240	3,204,922
Masco Corp.	15,360	449,126
Nielsen Holdings PLC	17,687	412,638
Norfolk Southern Corp.	13,440	2,009,818
Northrop Grumman Corp.	8,642	2,116,426
PACCAR Inc.	17,376	992,865
Parker-Hannifin Corp.	6,576	980,745
Pentair PLC	7,920	299,218
Quanta Services Inc.	7,584	228,278
Raytheon Co.	14,064	2,156,714
Republic Services Inc.	10,368	747,429
Robert Half International Inc.	6,049	346,003
Rockwell Automation Inc.	5,952	895,657
Rollins Inc.	7,101	256,346
Roper Technologies Inc.	5,088	1,356,054
Snap-on Inc.	2,736	397,513
Southwest Airlines Co.	25,564	1,188,215
Stanley Black & Decker Inc.	7,520	900,445
Textron Inc.	12,288	565,125
TransDigm Group Inc.(a)	2,400	816,144
Union Pacific Corp.	36,486	5,043,460
United Continental Holdings Inc.(a)	11,280	944,474
United Parcel Service Inc., Class B	34,404	3,355,422
United Rentals Inc.(a)	4,032	413,401
United Technologies Corp.	40,047	4,264,204
Verisk Analytics Inc.(a)	8,098	883,006
Waste Management Inc.	19,344	1,721,423
WW Grainger Inc.	2,258	637,569

115

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	8,928	$595,676

		95,839,820

Total Common Stocks — 99.6% (Cost: $231,739,620)		186,286,601

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	273,143	273,170
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	221,724	221,724

		494,894

Total Short-Term Investments — 0.3% (Cost: $494,879)		494,894

Total Investments in Securities — 99.9% (Cost: $232,234,499)		186,781,495

Other Assets, Less Liabilities — 0.1%		195,548

Net Assets — 100.0%		$186,977,043

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,358,206	(1,085,063)	273,143	$273,170	$15,763	(a)	$(422)	$150
BlackRock Cash Funds: Treasury, SL Agency Shares	36,581	185,143	221,724	221,724	3,955		—	—

				$494,894	$19,718		$(422)	$150

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$186,286,601	$—	$—	$186,286,601
Money Market Funds	494,894	—	—	494,894

	$186,781,495	$—	$—	$186,781,495

116

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Industrials ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

117

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.5%
Atlas Arteria Ltd.	6,425,724	$28,318,414
Qube Holdings Ltd.	14,223,997	25,434,774
Sydney Airport	10,779,136	51,070,668
Transurban Group	15,738,415	129,080,143

		233,903,999

Brazil — 0.6%
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR, NVS	439,672	3,548,153
Ultrapar Participacoes SA, ADR, NVS(a)	819,453	11,095,394

		14,643,547

Canada — 8.7%
Enbridge Inc.	3,208,839	99,638,938
Inter Pipeline Ltd.	741,937	10,505,976
Keyera Corp.	400,240	7,563,475
Pembina Pipeline Corp.	954,945	28,323,929
TransCanada Corp.	1,701,589	60,735,440
Westshore Terminals Investment Corp.	442,608	6,669,258

		213,437,016

Chile — 0.3%
Enel Americas SA, ADR, NVS(a)	725,974	6,475,688

China — 5.8%
Beijing Capital International Airport Co. Ltd., Class H	13,904,000	14,757,578
Beijing Enterprises Water Group Ltd.(a)	7,174,000	3,656,020
China Gas Holdings Ltd.(a)	2,948,600	10,507,378
China Merchants Port Holdings Co. Ltd.	12,280,000	22,115,246
China Resources Power Holdings Co. Ltd.	2,366,000	4,551,075
COSCO SHIPPING Ports Ltd.	16,414,000	16,142,821
Guangdong Investment Ltd.	3,998,000	7,731,130
Jiangsu Expressway Co. Ltd., Class H	11,936,000	16,647,757
Kunlun Energy Co. Ltd.(a)	6,288,000	6,665,994
Shenzhen Expressway Co. Ltd., Class H	6,982,000	7,695,998
Shenzhen International Holdings Ltd.	9,666,500	18,618,508
Zhejiang Expressway Co. Ltd., Class H	13,934,000	12,084,255

		141,173,760

France — 6.3%
Aeroports de Paris, NVS	319,270	60,403,103
Engie SA	2,429,472	34,785,061
Getlink SE, NVS	4,520,562	60,616,881

		155,805,045

Germany — 2.4%
E.ON SE	2,911,610	28,714,162
Fraport AG Frankfurt Airport Services Worldwide	360,652	25,750,962
Hamburger Hafen und Logistik AG	204,338	4,048,096

		58,513,220

Hong Kong — 2.1%
CLP Holdings Ltd.	2,411,500	27,258,681
Hong Kong & China Gas Co. Ltd.	11,850,530	24,520,373

		51,779,054

Italy — 8.2%
ASTM SpA	347,897	6,951,768
Atlantia SpA	4,591,826	94,852,049
Enav SpA(b)	2,516,646	12,203,824
Enel SpA	10,238,572	59,036,093
Snam SpA	4,358,210	19,026,589
Societa Iniziative Autostradali e Servizi SpA	667,009	9,195,644

		201,265,967

Security	Shares	Value

Mexico — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR, NVS	419,699	$15,956,956
Grupo Aeroportuario del Pacifico SAB de CV, ADR, NVS	358,615	29,245,053
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR, NVS	197,445	29,735,217

		74,937,226

Netherlands — 0.2%
Koninklijke Vopak NV	134,473	6,099,720

New Zealand — 1.8%
Auckland International Airport Ltd.	9,155,210	44,078,210

Singapore — 0.7%
Hutchison Port Holdings Trust, Class U	52,762,100	12,926,715
SIA Engineering Co. Ltd.(a)	2,387,700	3,976,580

		16,903,295

Spain — 7.5%
Aena SME SA(b)	722,658	112,143,936
Enagas SA	218,922	5,908,653
Iberdrola SA	8,254,983	66,226,635

		184,279,224

Switzerland — 1.2%
Flughafen Zurich AG, Registered	185,890	30,642,245

United Kingdom — 3.7%
BBA Aviation PLC	8,776,359	24,389,456
National Grid PLC	4,880,762	47,503,723
SSE PLC	1,356,211	18,680,426

		90,573,605

United States — 37.4%
American Electric Power Co. Inc.	650,771	48,638,625
Cheniere Energy Inc.(a)(c)	415,371	24,585,809
Consolidated Edison Inc.	410,286	31,370,467
Dominion Energy Inc.	863,167	61,681,914
DTE Energy Co.	239,275	26,392,032
Duke Energy Corp.	940,790	81,190,177
Edison International	430,120	24,417,912
Eversource Energy	418,097	27,193,029
Exelon Corp.	1,271,016	57,322,822
Kinder Morgan Inc./DE	3,574,853	54,981,239
Macquarie Infrastructure Corp.	749,202	27,390,825
NextEra Energy Inc.	622,441	108,192,695
ONEOK Inc.	773,534	41,732,159
PG&E Corp.(c)	681,490	16,185,388
PPL Corp.	922,943	26,146,975
Public Service Enterprise Group Inc.	667,337	34,734,891
Sempra Energy	360,080	38,957,055
Southern Co. (The)	1,338,505	58,787,140
Targa Resources Corp.	424,720	15,298,414
WEC Energy Group Inc.	416,356	28,836,817
Williams Companies Inc. (The)	2,269,145	50,034,647
Xcel Energy Inc.	671,724	33,095,841

		917,166,873

Total Common Stocks — 99.5% (Cost: $2,620,098,734)		2,441,677,694

118

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	24,889,430	$24,891,919
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	3,341,978	3,341,978

		28,233,897

Total Short-Term Investments — 1.2% (Cost: $28,233,629)		28,233,897

Total Investments in Securities — 100.7% (Cost: $2,648,332,363)		2,469,911,591

Other Assets, Less Liabilities — (0.7)%		(16,971,876)

Net Assets — 100.0%		$2,452,939,715

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	25,253,263	(363,833)	24,889,430	$24,891,919	$178,589	(a)	$3,783	$1,919
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903,762	438,216	3,341,978	3,341,978	48,910		—	—

				$28,233,897	$227,499		$3,783	$1,919

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,441,677,694	$—	$—	$2,441,677,694
Money Market Funds	28,233,897	—	—	28,233,897

	$2,469,911,591	$—	$—	$2,469,911,591

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

119

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.0%
Amcor Ltd./Australia	139,752	$1,303,606
BHP Group Ltd.	357,840	8,623,197
Fortescue Metals Group Ltd.	208,872	616,122
James Hardie Industries PLC	53,784	572,503
Newcrest Mining Ltd.	92,592	1,421,027
Rio Tinto Ltd.	45,144	2,493,884
South32 Ltd.	622,872	1,468,981

		16,499,320

Austria — 0.2%
voestalpine AG	13,608	406,011

Belgium — 0.9%
Solvay SA	9,000	898,378
Umicore SA	25,416	1,012,833

		1,911,211

Brazil — 2.4%
Vale SA, ADR, NVS	378,432	4,991,518

Canada — 6.4%
Agnico Eagle Mines Ltd.	28,728	1,158,964
Barrick Gold Corp.	140,976	1,902,319
CCL Industries Inc., Class B, NVS	17,424	638,633
First Quantum Minerals Ltd.	83,448	674,525
Franco-Nevada Corp.	22,752	1,594,706
Goldcorp Inc.	105,480	1,032,558
Kinross Gold Corp.(a)	152,784	492,202
Nutrien Ltd.	74,376	3,491,719
Teck Resources Ltd., Class B	61,128	1,315,384
Wheaton Precious Metals Corp.	54,072	1,055,073

		13,356,083

Chile — 0.4%
Empresas CMPC SA	136,008	432,345
Sociedad Quimica y Minera de Chile SA, ADR(b)	11,376	435,701

		868,046

Denmark — 1.1%
Chr Hansen Holding A/S	11,952	1,055,695
Novozymes A/S, Class B	26,640	1,187,138

		2,242,833

Finland — 1.2%
Stora Enso OYJ, Class R	70,272	810,142
UPM-Kymmene OYJ	64,872	1,642,609

		2,452,751

France — 3.5%
Air Liquide SA	52,128	6,462,547
Arkema SA, NVS	8,928	765,045

		7,227,592

Germany — 6.2%
BASF SE	111,456	7,695,619
Covestro AG(c)	23,040	1,137,282
HeidelbergCement AG	17,568	1,072,023
K+S AG, Registered	23,184	416,624
LANXESS AG	11,304	519,471
Symrise AG	14,832	1,093,610
thyssenkrupp AG(b)	48,816	835,944

		12,770,573

Ireland — 6.7%
CRH PLC	99,720	2,633,282

Security	Shares	Value

Ireland (continued)
Linde PLC	66,816	$10,425,969
Smurfit Kappa Group PLC	28,656	761,953

		13,821,204

Japan — 8.2%
Asahi Kasei Corp.	172,800	1,779,738
JFE Holdings Inc.	72,000	1,153,024
Kuraray Co. Ltd.	43,200	610,309
Mitsubishi Chemical Holdings Corp.	180,000	1,365,976
Mitsui Chemicals Inc.	21,600	489,034
Nippon Paint Holdings Co. Ltd.(b)	21,600	740,245
Nippon Steel & Sumitomo Metal Corp.	108,029	1,863,418
Nitto Denko Corp.	21,600	1,091,271
Oji Holdings Corp.	122,400	630,324
Shin-Etsu Chemical Co. Ltd.	50,400	3,921,199
Sumitomo Chemical Co. Ltd.	201,600	979,381
Sumitomo Metal Mining Co. Ltd.	36,000	967,142
Toray Industries Inc.	194,400	1,367,879

		16,958,940

Mexico — 0.8%
Cemex SAB de CV, CPO(a)	1,821,684	877,831
Grupo Mexico SAB de CV, Series B	432,000	887,087

		1,764,918

Netherlands — 2.8%
Akzo Nobel NV	30,744	2,474,208
ArcelorMittal	77,976	1,616,968
Koninklijke DSM NV	22,104	1,805,159

		5,896,335

Norway — 0.8%
Norsk Hydro ASA	164,520	744,973
Yara International ASA	21,456	826,360

		1,571,333

Peru — 0.1%
Southern Copper Corp.	10,296	316,808

South Korea — 1.9%
LG Chem Ltd.	5,760	1,791,289
POSCO	9,720	2,116,831

		3,908,120

Sweden — 0.6%
Boliden AB	32,976	714,058
Svenska Cellulosa AB SCA, Class B	73,512	569,798

		1,283,856

Switzerland — 3.5%
Clariant AG, Registered	35,424	650,051
Givaudan SA, Registered	936	2,161,023
LafargeHolcim Ltd., Registered	58,320	2,395,983
Sika AG, Registered	15,624	1,974,792

		7,181,849

Taiwan — 2.5%
Formosa Chemicals & Fibre Corp.	504,100	1,722,045
Formosa Plastics Corp.	504,720	1,658,481
Nan Ya Plastics Corp.	720,940	1,770,861

		5,151,387

United Kingdom — 12.5%
Anglo American PLC	170,568	3,796,840
Antofagasta PLC	41,184	410,804
BHP Group PLC(a)	256,320	5,391,633
Croda International PLC	16,416	979,512

120

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	166,392	$634,267
Glencore PLC	1,472,976	5,465,673
Johnson Matthey PLC	24,120	859,831
Mondi PLC	44,928	934,694
Randgold Resources Ltd.(d)	11,304	942,413
Rio Tinto PLC	136,512	6,485,040

		25,900,707

United States — 28.7%
Air Products & Chemicals Inc.	26,712	4,275,255
Albemarle Corp.	13,032	1,004,376
Avery Dennison Corp.	10,584	950,761
Ball Corp.(b)	41,256	1,896,951
Celanese Corp.	16,272	1,463,992
CF Industries Holdings Inc.	27,864	1,212,363
DowDuPont Inc.	278,496	14,893,966
Eastman Chemical Co.	17,136	1,252,813
Ecolab Inc.	30,816	4,540,737
FMC Corp.	16,344	1,208,802
Freeport-McMoRan Inc.	175,392	1,808,291
International Flavors & Fragrances Inc.	12,312	1,653,132
International Paper Co.	49,392	1,993,461
LyondellBasell Industries NV, Class A	38,232	3,179,373
Martin Marietta Materials Inc.	7,632	1,311,712
Mosaic Co. (The)	43,056	1,257,666
Newmont Mining Corp.	64,800	2,245,320
Nucor Corp.	38,232	1,980,800
Packaging Corp. of America	11,448	955,450
PPG Industries Inc.	29,304	2,995,748
Sealed Air Corp.	18,864	657,222
Sherwin-Williams Co. (The)	10,008	3,937,748
Vulcan Materials Co.	16,056	1,586,333
Westrock Co.	30,888	1,166,331

		59,428,603

Total Common Stocks — 99.4% (Cost: $287,731,075)		205,909,998

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, ADR, Preference Shares, NVS(b)	126,936	$477,279

Total Preferred Stocks — 0.2% (Cost: $1,503,047)		477,279

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(e)(f)(g)	2,908,020	2,908,311
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(e)(f)	146,385	146,385

		3,054,696

Total Short-Term Investments — 1.5% (Cost: $3,054,568)		3,054,696

Total Investments in Securities — 101.1% (Cost: $292,288,690)		209,441,973

Other Assets, Less Liabilities — (1.1)%		(2,368,331)

Net Assets — 100.0%		$207,073,642

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,100,872	(1,192,852)	2,908,020	$2,908,311	$35,036	(a)	$1,694	$528
BlackRock Cash Funds: Treasury, SL Agency Shares	402,791	(256,406)	146,385	146,385	6,524		—	—

				$3,054,696	$41,560		$1,694	$528

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

121

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Materials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$204,967,585	$—	$942,413	$205,909,998
Preferred Stocks	477,279	—	—	477,279
Money Market Funds	3,054,696	—	—	3,054,696

	$208,499,560	$—	$942,413	$209,441,973

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

122

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	205,282	$2,484,273

Brazil — 0.1%
Cielo SA	451,551	1,035,745

Canada — 0.7%
BlackBerry Ltd.(a)	196,553	1,397,371
CGI Group Inc., Class A(a)	100,233	6,127,878
Constellation Software Inc./Canada	8,127	5,199,781
Open Text Corp.	107,457	3,501,125

		16,226,155

China — 0.3%
Xiaomi Corp., Class B(a)(b)	4,454,800	7,351,315

Finland — 0.6%
Nokia OYJ	2,268,336	13,043,031

France — 0.9%
Atos SE	37,926	3,099,022
Capgemini SE	64,715	6,421,372
Dassault Systemes SE, NVS	54,481	6,458,430
STMicroelectronics NV New(c)	269,997	3,774,753

		19,753,577

Germany — 2.7%
Infineon Technologies AG	459,326	9,117,987
SAP SE	434,945	43,222,229
Wirecard AG	46,354	7,037,014

		59,377,230

Japan — 4.7%
Canon Inc.	451,500	12,349,738
FUJIFILM Holdings Corp.	168,000	6,538,395
Fujitsu Ltd.	90,300	5,635,365
Hitachi Ltd.	391,300	10,469,499
Keyence Corp.	37,520	19,041,276
Kyocera Corp.	150,500	7,555,521
Murata Manufacturing Co. Ltd.	90,300	12,308,586
NEC Corp.	115,600	3,440,131
NTT Data Corp.	240,800	2,644,707
Omron Corp.	90,300	3,292,166
Ricoh Co. Ltd.	304,400	2,988,095
Rohm Co. Ltd.	33,600	2,155,986
TDK Corp.	42,300	2,976,402
Tokyo Electron Ltd.	60,200	6,866,910
Yaskawa Electric Corp.	120,400	2,960,755

		101,223,532

Netherlands — 1.4%
ASML Holding NV	174,580	27,373,171
Gemalto NV(a)	33,712	1,952,328

		29,325,499

South Korea — 4.1%
Samsung Electronics Co. Ltd.	2,184,959	75,782,321
SK Hynix Inc.(a)	235,382	12,762,691

		88,545,012

Spain — 0.6%
Amadeus IT Group SA	176,687	12,288,445

Sweden — 0.7%
Hexagon AB, Class B	109,865	5,055,908

Security	Shares	Value

Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	1,125,439	$9,891,235

		14,947,143

Switzerland — 0.2%
Logitech International SA, Registered	66,521	2,086,457
Temenos AG, Registered	24,381	2,915,926

		5,002,383

Taiwan — 3.4%
Hon Hai Precision Industry Co. Ltd.	4,978,378	11,467,260
Largan Precision Co. Ltd.	39,000	4,079,286
MediaTek Inc.	672,000	5,017,536
Taiwan Semiconductor Manufacturing Co. Ltd.	7,373,600	54,095,936

		74,660,018

United Kingdom — 0.4%
Halma PLC	142,072	2,468,061
Micro Focus International PLC	174,881	3,080,334
Sage Group PLC (The)	447,286	3,425,955

		8,974,350

United States — 78.5%
Accenture PLC, Class A	256,753	36,204,740
Adobe Inc.(a)	196,553	44,468,151
Advanced Micro Devices Inc.(a)(c)	353,675	6,528,840
Akamai Technologies Inc.(a)(c)	65,919	4,026,332
Alliance Data Systems Corp.	18,662	2,800,793
Amphenol Corp., Class A	121,002	9,803,582
Analog Devices Inc.	150,500	12,917,415
ANSYS Inc.(a)	33,712	4,818,793
Apple Inc.	1,814,729	286,255,352
Applied Materials Inc.	397,019	12,998,402
Arista Networks Inc.(a)	21,070	4,439,449
Autodesk Inc.(a)	88,193	11,342,502
Automatic Data Processing Inc.	176,085	23,088,265
Broadcom Inc.	166,754	42,402,207
Broadridge Financial Solutions Inc.	46,655	4,490,544
Cadence Design Systems Inc.(a)	113,176	4,920,892
Cisco Systems Inc.	1,808,408	78,358,319
Citrix Systems Inc.	51,471	5,273,719
Cognizant Technology Solutions Corp., Class A	233,576	14,827,404
Corning Inc.	323,575	9,775,201
DXC Technology Co.	112,574	5,985,560
F5 Networks Inc.(a)(c)	24,381	3,950,453
Fidelity National Information Services Inc.	130,935	13,427,384
Fiserv Inc.(a)(c)	160,433	11,790,221
FleetCor Technologies Inc.(a)	35,518	6,596,403
FLIR Systems Inc.	55,384	2,411,419
Fortinet Inc.(a)(c)	58,394	4,112,689
Gartner Inc.(a)(c)	36,421	4,656,061
Global Payments Inc.(c)	63,812	6,580,932
Hewlett Packard Enterprise Co.	573,104	7,570,704
HP Inc.	634,508	12,982,034
Intel Corp.	1,838,508	86,281,180
International Business Machines Corp.	365,414	41,536,609
Intuit Inc.	104,447	20,560,392
IPG Photonics Corp.(a)(c)	14,448	1,636,814
Jack Henry & Associates Inc.	31,003	3,922,500
Juniper Networks Inc.	138,159	3,717,859
Keysight Technologies Inc.(a)(c)	74,949	4,652,834
KLA-Tencor Corp.	62,909	5,629,726
Lam Research Corp.	62,909	8,566,319
Mastercard Inc., Class A	365,715	68,992,135

123

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Maxim Integrated Products Inc.	113,477	$5,770,305
Microchip Technology Inc.	95,718	6,884,039
Micron Technology Inc.(a)	451,801	14,335,646
Microsoft Corp.	3,110,835	315,967,511
Motorola Solutions Inc.	65,317	7,514,068
NetApp Inc.	101,437	6,052,746
NVIDIA Corp.(c)	245,616	32,789,736
Oracle Corp.	1,025,808	46,315,231
Paychex Inc.	128,226	8,353,924
PayPal Holdings Inc.(a)	474,075	39,864,967
Qorvo Inc.(a)	50,869	3,089,274
QUALCOMM Inc.	488,222	27,784,714
Red Hat Inc.(a)	71,036	12,476,763
salesforce.com Inc.(a)(c)	307,622	42,134,985
Seagate Technology PLC	104,447	4,030,610
Skyworks Solutions Inc.	72,240	4,841,525
Symantec Corp.	257,355	4,862,723
Synopsys Inc.(a)(c)	59,297	4,995,179
TE Connectivity Ltd.	138,460	10,471,730
Texas Instruments Inc.	388,892	36,750,294
Total System Services Inc.	67,424	5,480,897
VeriSign Inc.(a)(c)	42,742	6,338,211
Visa Inc., Class A	707,049	93,288,045
Western Digital Corp.	115,885	4,284,268
Western Union Co. (The)	179,095	3,055,361
Xerox Corp.	83,076	1,641,582
Xilinx Inc.	102,340	8,716,298

		1,703,391,762

Total Common Stocks — 99.4% (Cost: $2,155,372,819)		2,157,629,470

Security	Shares	Value

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS .	332,906	$9,472,814

Total Preferred Stocks — 0.4% (Cost: $11,780,984)		9,472,814

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	19,384,390	19,386,328
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	1,472,607	1,472,607

		20,858,935

Total Short-Term Investments — 1.0% (Cost: $20,858,734)		20,858,935

Total Investments in Securities — 100.8% (Cost: $2,188,012,537)		2,187,961,219

Other Assets, Less Liabilities — (0.8)%		(17,173,580)

Net Assets — 100.0%		$2,170,787,639

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,700,594	16,683,796	19,384,390	$19,386,328	$35,409	(a)	$42	$291
BlackRock Cash Funds: Treasury, SL Agency Shares	768,845	703,762	1,472,607	1,472,607	45,713		—	—

				$20,858,935	$81,122		$42	$291

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,474	BRL	13,592	Subcustodian	01/02/19	$(33)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

124

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,157,629,470	$—	$—	$2,157,629,470
Preferred Stocks	9,472,814	—	—	9,472,814
Money Market Funds	20,858,935	—	—	20,858,935

	$2,187,961,219	$—	$—	$2,187,961,219

Derivative financial instruments(a)
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(33)	$—	$(33)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar

125

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Timber & Forestry ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.2%
Fibria Celulose SA, ADR, NVS(a)	858,458	$14,774,062
Klabin SA, NVS	2,935,600	12,027,950
Suzano Papel e Celulose SA	1,328,401	13,051,799

		39,853,811
Canada — 13.0%
Canfor Corp.(b)	490,688	5,938,697
Interfor Corp.(b)	502,332	5,303,579
West Fraser Timber Co. Ltd.	430,582	21,261,129
Western Forest Products Inc.	3,004,398	4,157,499

		36,660,904
Finland — 7.1%
Stora Enso OYJ, Class R	843,616	9,725,767
UPM-Kymmene OYJ	400,242	10,134,435

		19,860,202
Ireland — 3.5%
Smurfit Kappa Group PLC	375,314	9,979,473

Japan — 9.5%
Nippon Paper Industries Co. Ltd.	401,800	7,196,254
Oji Holdings Corp.	2,148,400	11,063,628
Sumitomo Forestry Co. Ltd.	656,000	8,609,944

		26,869,826
South Africa — 4.3%
Sappi Ltd.	2,124,702	12,059,918

Sweden — 10.2%
Holmen AB, Class B	380,234	7,502,737
Svenska Cellulosa AB SCA, Class B	2,754,298	21,348,811

		28,851,548
United Kingdom — 4.2%
Mondi PLC	565,062	11,755,693

United States — 33.4%
CatchMark Timber Trust Inc., Class A	377,856	2,682,778

Security	Shares	Value

United States (continued)
Domtar Corp.	240,588	$8,451,856
International Paper Co.	287,410	11,599,868
PotlatchDeltic Corp.(a)	479,454	15,169,924
Rayonier Inc.	923,074	25,559,919
Westrock Co.	275,602	10,406,731
Weyerhaeuser Co.	927,010	20,264,439

		94,135,515

Total Common Stocks — 99.4% (Cost: $330,237,728)		280,026,890

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	4,603,642	4,604,102
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	668,805	668,805

		5,272,907

Total Short-Term Investments — 1.9% (Cost: $5,272,903)		5,272,907

Total Investments in Securities — 101.3% (Cost: $335,510,631)		285,299,797

Other Assets, Less Liabilities — (1.3)%		(3,742,959)

Net Assets — 100.0%		$281,556,838

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,679,480	2,924,162	4,603,642	$4,604,102	$10,502	(a)	$(7)	$171
BlackRock Cash Funds: Treasury, SL Agency Shares	935,657	(266,852)	668,805	668,805	9,112		—	—

				$5,272,907	$19,614		$(7)	$171

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

126

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Timber & Forestry ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$280,026,890	$—	$—	$280,026,890
Money Market Funds	5,272,907	—	—	5,272,907

	$285,299,797	$—	$—	$285,299,797

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

127

Schedule of Investments (unaudited) December 31, 2018	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
AGL Energy Ltd.	103,172	$1,496,241
APA Group	186,955	1,118,739

		2,614,980

Canada — 1.9%
Emera Inc.	36,566	1,170,230
Fortis Inc./Canada	67,324	2,243,312

		3,413,542

Chile — 0.7%
Enel Americas SA, ADR, NVS	87,861	783,720
Enel Chile SA, ADR, NVS	83,475	413,201

		1,196,921

Denmark — 1.0%
Orsted A/S(a)	26,338	1,757,897

Finland — 0.8%
Fortum OYJ	68,554	1,496,819

France — 4.4%
Electricite de France SA, NVS	75,522	1,191,395
Engie SA	288,930	4,136,885
Suez	66,647	878,442
Veolia Environnement SA, NVS	88,349	1,813,386

		8,020,108

Germany — 2.9%
E.ON SE	345,775	3,410,017
RWE AG	84,896	1,840,531

		5,250,548

Hong Kong — 3.4%
CLP Holdings Ltd.	284,500	3,215,880
Hong Kong & China Gas Co. Ltd.	1,398,952	2,894,624

		6,110,504

Italy — 4.5%
Enel SpA	1,212,494	6,991,298
Terna Rete Elettrica Nazionale SpA	222,398	1,259,222

		8,250,520

Japan — 4.0%
Chubu Electric Power Co. Inc.	112,900	1,607,859
Kansai Electric Power Co. Inc. (The)	126,800	1,906,941
Kyushu Electric Power Co. Inc.	74,200	885,274
Osaka Gas Co. Ltd.	65,300	1,195,713
Tokyo Gas Co. Ltd.	62,300	1,581,704

		7,177,491

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	82,799	308,051

Portugal — 0.7%
EDP - Energias de Portugal SA	383,806	1,337,742

Spain — 6.4%
Endesa SA	50,402	1,159,831
Iberdrola SA	957,392	7,680,797
Naturgy Energy Group SA	57,723	1,468,849
Red Electrica Corp. SA	62,266	1,387,642

		11,697,119

United Kingdom — 6.2%
Centrica PLC	896,869	1,540,898
National Grid PLC	578,644	5,631,855

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	37,863	$875,476
SSE PLC	161,752	2,227,969
United Utilities Group PLC	107,379	1,006,812

		11,283,010

United States — 60.8%
AES Corp./VA	103,870	1,501,960
Alliant Energy Corp.	36,901	1,559,067
Ameren Corp.	38,382	2,503,658
American Electric Power Co. Inc.	77,531	5,794,667
American Water Works Co. Inc.	28,446	2,582,043
CenterPoint Energy Inc.	78,593	2,218,680
CMS Energy Corp.	44,681	2,218,412
Consolidated Edison Inc.	49,011	3,747,381
Dominion Energy Inc.	103,217	7,375,887
DTE Energy Co.	28,655	3,160,647
Duke Energy Corp.	112,127	9,676,560
Edison International	51,176	2,905,262
Entergy Corp.	28,533	2,455,835
Evergy Inc.	41,398	2,350,165
Eversource Energy	49,783	3,237,886
Exelon Corp.	152,039	6,856,959
FirstEnergy Corp.	76,334	2,866,342
NextEra Energy Inc.	75,189	13,069,352
NiSource Inc.	57,076	1,446,877
NRG Energy Inc.	45,540	1,803,384
PG&E Corp.(b)	81,592	1,937,810
Pinnacle West Capital Corp.	17,672	1,505,654
PPL Corp.	113,066	3,203,160
Public Service Enterprise Group Inc.	79,405	4,133,030
SCANA Corp.	22,506	1,075,337
Sempra Energy	43,060	4,658,661
Southern Co. (The)	161,783	7,105,509
WEC Energy Group Inc.	49,567	3,433,010
Xcel Energy Inc.	80,904	3,986,140

		110,369,335

Total Common Stocks — 99.3% (Cost: $210,640,009)		180,284,587

Preferred Stocks

Brazil — 0.3%
Cia. Energetica de Minas Gerais, ADR, Preference Shares, NVS	153,097	545,026

Total Preferred Stocks — 0.3% (Cost: $888,147)		545,026

128

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	433,370	$433,370

Total Short-Term Investments — 0.2% (Cost: $433,370)		433,370

Total Investments in Securities — 99.8% (Cost: $211,961,526)		181,262,983

Other Assets, Less Liabilities — 0.2%		299,968

Net Assets — 100.0%		$181,562,951

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$12,763	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	212,457	220,913	433,370	433,370	3,761		—	—

				$433,370	$16,524		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$180,284,587	$—	$—	$180,284,587
Preferred Stocks	545,026	—	—	545,026
Money Market Funds	433,370	—	—	433,370

	$181,262,983	$—	$—	$181,262,983

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

129

Schedule of Investments (unaudited) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/19	$405	$408,086
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/19	545	556,031
Series A, 5.00%, 09/01/19	520	530,769
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/19	195	199,144
City of Huntsville AL GO, Series A, 5.00%, 09/01/19	185	188,931
State of Alabama GO
Series A, 4.00%, 06/01/19	175	176,617
Series A, 5.00%, 08/01/19	125	127,324
Series C, 5.00%, 06/01/19	105	106,399
Series D, 4.25%, 06/01/19 (ETM)	75	75,769
University of Alabama (The) RB, Series A, 5.00%, 07/01/19	45	45,717

		2,414,787

Alaska — 0.2%
Alaska Municipal Bond Bank Authority RB, Series 3, 4.00%, 09/01/19 (MO)	100	101,378
Borough of North Slope AK GO
Series A, 4.00%, 06/30/19	115	116,301
Series A, 5.00%, 06/30/19	10	10,156
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/19 (NPFGC)	20	20,426
State of Alaska GO
Series A, 4.00%, 08/01/19	250	253,172
Series B, 5.00%, 08/01/19	20	20,368

		521,801

Arizona — 5.0%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/19	110	111,392
Series B, 5.00%, 06/01/19	150	151,898
Series C, 5.00%, 06/01/19	105	106,328
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/19	340	345,416
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	450	459,351
Series A-3, 5.00%, 09/01/19 (AGM)	150	153,117
Arizona State University RB, Series A, 5.00%, 07/01/19	50	50,797
Arizona Transportation Board RB
4.25%, 07/01/19	75	75,919
5.00%, 07/01/19	980	995,611
Series A, 5.00%, 07/01/19	690	700,992
City of Chandler AZ RB, 5.00%, 07/01/19	600	609,558
City of Flagstaff AZ GOL, Series B, 4.00%, 07/01/19	55	55,604
City of Phoenix AZ GO 3.00%, 07/01/19	175	176,073
5.00%, 07/01/19	250	253,982
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/19	50	50,311
4.00%, 07/01/19	130	131,434
5.00%, 07/01/19	2,040	2,072,511
Series A, 4.00%, 07/01/19	495	500,415
Series A, 5.00%, 07/01/19	1,255	1,274,825
Series B, 3.50%, 07/01/19	75	75,651
Series B, 5.00%, 07/01/19	285	289,569
City of Scottsdale AZ GOL, 3.00%, 07/01/19	100	100,618
City of Tempe AZ GOL, Series B, 4.00%, 07/01/19	135	136,489
City of Tempe AZ RB, 5.00%, 07/01/19	1,000	1,015,880

Security	Par (000)	Value

Arizona (continued)
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/19	$40	$40,641
County of Pima AZ RB, 4.00%, 07/01/19	25	25,275
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/19 (AGM)	340	345,399
Series 2016, 5.00%, 07/01/19	400	406,352
Series B, 5.00%, 07/01/19	290	294,605
Maricopa County Community College District GO Series C, 5.00%, 07/01/19	260	264,155
Series D, 4.00%, 07/01/19	625	631,925
Maricopa County High School District No. 210-Phoenix GO 5.25%, 07/01/19 (AGM)	130	132,230
Series E, 5.00%, 07/01/19	480	487,646
Maricopa County High School District No. 210-Phoenix GOL, 3.00%, 07/01/19	75	75,460
Maricopa County Unified School District No. 4 Mesa GOL, 4.00%, 07/01/19	115	116,331
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/19	625	634,987
Maricopa County Unified School District No. 69 Paradise Valley GO, Series D, 3.50%, 07/01/19	70	70,601
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/19	105	106,163
Pima County Regional Transportation Authority RB 5.00%, 06/01/19	100	101,319
5.00%, 06/01/19 (ETM)	150	151,998
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/19	285	289,540
Scottsdale Preserve Authority RB, 5.00%, 07/01/19	305	309,843
State of Arizona COP, 4.00%, 09/01/19	100	101,424
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/19 (AGM)	55	55,876
University of Arizona RB 5.00%, 08/01/19	115	117,124
Series B, 5.00%, 06/01/19	265	268,519

		14,921,154

California — 11.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/19	270	275,605
Anaheim Public Financing Authority RB, 0.00%, 09/01/19 (AGM)(a)	50	49,360
Benicia Unified School District GO, 4.00%, 08/01/19	65	65,927
Berkeley Unified School District/CA GO, 5.00%, 08/01/19	90	91,794
California Educational Facilities Authority RB, 5.25%, 09/01/19 (AMBAC)	25	25,616
California State Public Works Board RB
Series A, 5.00%, 06/01/19	25	25,355
Series A, 5.00%, 09/01/19	670	685,041
Series D, 5.00%, 09/01/19	125	127,806
Series F, 4.00%, 09/01/19	25	25,398
Series F, 5.00%, 09/01/19	185	189,153
Series G, 5.00%, 09/01/19	255	260,725
Chaffey Community College District GO, Series A, 5.00%, 06/01/19	195	197,816
City & County of San Francisco CA GO 4.00%, 06/15/19	150	151,701
Series A, 5.00%, 06/15/19	115	116,818
City of Los Angeles CA GO
Series A, 4.00%, 09/01/19 (ETM)	90	91,473
Series A, 5.00%, 09/01/19	360	367,625
Series B, 5.00%, 09/01/19	240	245,083

130

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	$680	$689,901
Series A, 5.25%, 06/01/19	170	172,650
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/19	50	50,857
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/19 (AMBAC)(a)	60	59,274
Clovis Unified School District GO, Series A, 0.00%, 08/01/19, (ETM) (NPFGC)(a)	150	148,608
Coast Community College District GO, Series A, 5.00%, 08/01/19	415	423,366
Contra Costa County Public Financing Authority RB, Series B, 5.00%, 06/01/19	75	76,083
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/19	170	172,904
County of Santa Clara CA GO, Series B, 5.00%, 08/01/19	125	127,520
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/19	55	55,804
Series B, 4.00%, 06/01/19	20	20,210
Series B, 5.00%, 06/01/19	65	65,950
East Bay Regional Park District GO, Series A, 3.00%, 09/01/19	35	35,346
El Camino Community College District GO, 5.00%, 08/01/19	465	474,374
Foothill-De Anza Community College District GO, 5.25%, 08/01/19 (NPFGC)	65	66,404
Fremont Union High School District GO, 5.00%, 08/01/19	200	203,998
Glendale Unified School District/CA GO, 5.00%, 09/01/19	65	66,481
Huntington Beach City School District GO, Series A, 4.00%, 08/01/19	250	253,565
Long Beach Unified School District GO
Series A, 4.00%, 08/01/19	85	86,212
Series A, 5.00%, 08/01/19	20	20,400
Los Altos Elementary School District GO, 5.00%, 08/01/19	25	25,500
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/19	400	408,020
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	210	213,608
Series A, 5.00%, 06/01/19	75	76,074
Series A, 5.00%, 07/01/19	640	650,996
Series B, 5.00%, 07/01/19	310	315,326
Series D, 5.00%, 07/01/19	270	274,639
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/19	180	182,200
Series A, 5.00%, 07/01/19	355	361,081
Series B, 5.00%, 07/01/19	85	86,456
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/19	195	198,438
Series B, 5.00%, 07/01/19	370	376,523
Los Angeles Unified School District/CA GO
Series A, 3.00%, 07/01/19	165	166,181
Series A, 5.00%, 07/01/19	1,160	1,179,695
Series C, 5.00%, 07/01/19	350	355,943
Series D, 5.00%, 07/01/19	160	162,717
Series F, 5.00%, 07/01/19	50	50,849
Series I, 5.00%, 07/01/19	490	498,320
Series K, 4.00%, 07/01/19	175	177,112
Series KRY, 5.00%, 07/01/19	90	91,528
Marin Community College District GO, 4.00%, 08/01/19	80	81,155

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB 3.50%, 07/01/19	$100	$101,031
Series A, 5.00%, 07/01/19	160	162,829
Series B, 5.00%, 07/01/19	125	127,210
Series C, 5.00%, 07/01/19	190	193,359
Monterey Peninsula Community College District GO, Series A, 4.00%, 08/01/19	175	177,527
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/19	150	152,998
Municipal Improvement Corp. of Los Angeles RB, Series C, 4.50%, 09/01/19	140	142,741
Newport Mesa Unified School District GO, 4.00%, 08/01/19	100	101,426
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/19	100	101,444
Northern California Power Agency RB, Series A, 5.00%, 07/01/19	150	152,580
Norwalk-La Mirada Unified School District GO, Series A, 4.00%, 08/01/19	100	101,426
Placentia-Yorba Linda Unified School District GO, 5.00%, 08/01/19	50	51,000
Port of Los Angeles RB, Series A, 5.00%, 08/01/19	160	163,235
Poway Unified School District GO, 5.00%, 08/01/19	250	254,998
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/19	100	102,131
Rancho Santiago Community College District GO
4.00%, 09/01/19	110	111,808
5.25%, 09/01/19 (AGM)	100	102,429
Redding Joint Powers Financing Authority RB, Series A, 5.00%, 06/01/19	50	50,718
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/19	140	142,010
Sacramento Municipal Utility District RB
Series X, 5.00%, 08/15/19	515	525,949
Series Y, 4.00%, 08/15/19	120	121,818
San Diego Community College District GO, 5.00%, 08/01/19	270	275,586
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/19	35	35,579
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/19, (ETM)	150	153,438
San Diego Public Facilities Financing Authority Water Revenue RB
Series A, 5.00%, 08/01/19	100	102,046
Series B, 5.00%, 08/01/19	195	198,990
Series B, 5.00%, 08/01/19 (ETM)	125	127,484
San Diego Unified School District/CA GO
Series A, 0.01%, 07/01/19(a)	220	218,123
Series A, 0.01%, 07/01/19 (NPFGC)(a)	160	158,635
Series C-2, 5.50%, 07/01/19 (AGM)	165	168,297
Series R-3, 5.00%, 07/01/19	45	45,789
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 5.00%, 07/01/19, (ETM)	100	101,708
San Francisco Unified School District GO
Series B, 5.00%, 06/15/19	145	147,253
Series E, 5.00%, 06/15/19	70	71,088
San Gabriel Unified School District GO, Series A, 4.00%, 08/01/19	120	121,711
San Jose Financing Authority RB, Series A, 5.00%, 06/01/19	45	45,650
San Jose Unified School District GO
4.00%, 08/01/19	50	50,713
5.00%, 08/01/19	25	25,500

131

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO, 4.00%, 09/01/19	$155	$157,548
San Mateo County Transit District RB, Series A, 5.25%, 06/01/19, (ETM) (NPFGC)	25	25,387
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/19	495	502,118
Santa Clara Unified School District GO, 3.00%, 07/01/19	430	433,294
Santa Margarita-Dana Point Authority RB, Series A, 5.00%, 08/01/19	75	76,535
Santa Monica Community College District GO, Series C, 5.25%, 08/01/19	65	66,404
Santa Monica-Malibu Unified School District GO, 0.01%, 08/01/19(a)	205	202,970
Sonoma County Junior College District GO, 5.00%, 08/01/19	60	61,210
Southern California Public Power Authority RB
5.00%, 07/01/19	95	96,627
Series A, 4.00%, 07/01/19	120	121,466
Series A, 5.00%, 07/01/19	1,035	1,052,730
State of California GO
3.00%, 09/01/19	460	464,333
5.00%, 08/01/19	685	698,536
5.00%, 09/01/19	3,075	3,144,249
Series A, 4.60%, 07/01/19 (ETM)	870	883,363
Series A, 5.00%, 07/01/19 (ETM)	4,195	4,267,699
Series A, 5.00%, 07/01/20 (PR 07/01/19)	770	783,344
Series A, 5.25%, 07/01/21 (PR 07/01/19)	1,140	1,161,146
Series B, 5.00%, 09/01/19	975	996,957
Tahoe-Truckee Unified School District GO, 5.50%, 08/01/19 (NPFGC)	155	158,542
Ventura County Community College District GO, 5.00%, 08/01/19	40	40,806
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/19	125	127,520
William S Hart Union High School District GO, Series C, 4.00%, 08/01/19	20	20,285
Yosemite Community College District GO, 4.00%, 08/01/19	100	101,444

		33,027,334

Colorado — 0.7%
City & County of Denver CO GO, Series A, 5.00%, 08/01/19, (ETM)	110	112,077
City & County of Denver CO RB, Series A, 5.25%, 09/01/19, (ETM) (AGM)	100	102,308
City & County of Denver Co. GO, 5.00%, 08/01/19	500	509,350
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 09/01/19	25	25,532
E-470 Public Highway Authority RB, Series A, 5.00%, 09/01/19	100	101,885
Regional Transportation District COP, Series A, 4.00%, 06/01/19	100	100,891
University of Colorado RB
5.00%, 06/01/19	125	126,675
Series A, 5.00%, 06/01/19	705	714,447
Series B, 5.00%, 06/01/19	280	283,752

		2,076,917

Connecticut — 1.0%
City of Stamford CT GO, Series B, 4.00%, 07/01/19	60	60,671
Connecticut State Health & Educational Facilities Authority RB, Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	400	398,352

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO
Series B, 4.00%, 06/15/19	$120	$121,160
Series B, 5.25%, 06/01/19 (AMBAC)	430	435,986
Series C, 5.00%, 06/15/19	390	395,511
Series C, 5.00%, 07/15/19	130	132,170
Series D, 5.00%, 06/15/19	75	76,060
Series E, 5.00%, 09/01/19	300	306,153
State of Connecticut RB, Series A, 5.00%, 06/01/19	175	177,410
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/19	50	50,894
Series A, 5.00%, 09/01/19	500	510,190
Series B, 5.00%, 08/01/19	160	162,862
University of Connecticut RB, Series A, 5.00%, 08/15/19	125	127,385

		2,954,804

Delaware — 0.7%
County of New Castle DE GO
Series A, 5.00%, 07/15/19	150	152,568
Series B, 5.00%, 07/15/19	100	101,712
Delaware Transportation Authority RB
3.00%, 07/01/19	200	201,226
5.00%, 07/01/19	375	380,974
5.00%, 09/01/19	180	183,704
Series A, 5.00%, 07/01/19	460	467,328
State of Delaware GO
Series A, 3.00%, 08/01/19	100	100,703
Series A, 5.00%, 07/01/19	70	71,112
Series B, 5.00%, 07/01/19	315	320,002
Series B, 5.00%, 07/01/19 (ETM)	30	30,479

		2,009,808

District of Columbia — 0.5%
District of Columbia GO
Series A, 5.00%, 06/01/19	1,040	1,054,019
Series B, 5.25%, 06/01/19 (AGM-CR, AMBAC)	120	121,740
Series B, 5.25%, 06/01/19 (AMBAC)	100	101,450
Series D, 5.00%, 06/01/19	235	238,168
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/19	100	101,598

		1,616,975

Florida — 6.7%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/19	255	259,037
Brevard County School District COP, Series C, 5.00%, 07/01/19	150	152,374
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 09/01/19	100	102,091
County of Hillsborough FL RB, 5.00%, 08/01/19	170	173,160
County of Miami-Dade FL GO
3.50%, 07/01/19	75	75,688
Series A, 3.00%, 07/01/19	100	100,618
County of Miami-Dade FL Transit System RB
5.00%, 07/01/19	315	319,939
Series A, 5.00%, 07/01/19	250	253,920
Series A, 5.00%, 07/01/19 (AGC)	320	325,018
County of Palm Beach FL GO, 5.00%, 07/01/19	100	101,608
County of Palm Beach FL RB, 5.00%, 06/01/19	515	521,880
Florida Atlantic University Housing System Revenue RB, Series A, 5.00%, 07/01/19	100	101,533
Florida Department of Environmental Protection RB
5.00%, 07/01/19	500	508,040

132

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/19	$355	$360,709
Series B, 5.00%, 07/01/19	880	894,150
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/19	175	178,033
Florida’s Turnpike Enterprise RB 5.00%, 07/01/19	240	243,811
Series A, 5.00%, 07/01/19	845	858,419
Series B, 5.00%, 07/01/19	220	223,494
Series C, 5.00%, 07/01/19	300	304,764
Hillsborough County School Board COP 5.00%, 07/01/19	165	167,612
Series A, 5.00%, 07/01/19	30	30,475
Jacksonville Transportation Authority RB, 4.00%, 08/01/19	300	303,861
Lee County School Board (The) COP
Series A, 5.00%, 08/01/19	50	50,920
Series B, 5.00%, 08/01/19	650	661,966
Leon County School District RB, 5.00%, 09/01/19	150	153,147
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/19	120	121,870
Series A, 5.00%, 07/01/19 (AGM)	75	76,168
Series B, 5.00%, 07/01/19	145	147,259
Orange County School Board COP, Series D, 5.00%, 08/01/19	525	534,760
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/19	480	487,454
Series B, 5.00%, 07/01/19 (AGM)	100	101,568
Palm Beach County School District COP
Series A, 5.00%, 08/01/19	50	50,926
Series B, 5.00%, 08/01/19	595	606,025
Series C, 4.00%, 08/01/19	20	20,256
Series D, 5.00%, 08/01/19	250	254,632
Pasco County School Board COP 5.00%, 08/01/19	50	50,912
Series A, 5.00%, 08/01/19	70	71,277
Reedy Creek Improvement District GOL, Series B, 4.00%, 06/01/19	155	156,420
Sarasota County School Board COP 5.00%, 07/01/19	100	101,583
Series B, 3.00%, 07/01/19	185	186,116
School District of Broward County/FL COP
Series A, 4.00%, 07/01/19	75	75,820
Series A, 5.00%, 07/01/19	1,000	1,015,830
Seminole County School Board COP, Series A, 4.00%, 07/01/19	25	25,273
St. Johns County School Board COP, 5.00%, 07/01/19	220	223,439
State of Florida Department of Transportation RB 5.00%, 07/01/19	70	71,098
Series A, 5.00%, 07/01/19	100	101,588
State of Florida GO 5.00%, 07/01/19	2,100	2,134,398
Series A, 5.00%, 06/01/19	750	760,050
Series B, 5.00%, 06/01/19	1,020	1,033,668
Series C, 5.00%, 06/01/19	880	891,792
Series D, 5.50%, 06/01/19	275	279,246
Series F, 4.00%, 06/01/19	100	100,932
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	730	741,738
Series B, 5.00%, 07/01/19	495	502,960
Series C, 5.00%, 07/01/19	325	330,226
Series E, 5.00%, 07/01/19	335	340,387
Series F, 5.00%, 07/01/19	610	619,809

Security	Par (000)	Value

Florida (continued)
Volusia County School Board COP 5.00%, 08/01/19	$150	$152,656
Series A, 5.00%, 08/01/19	70	71,240

		19,865,643

Georgia — 2.2%
County of Carroll GA GO, 4.00%, 06/01/19	140	141,305
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/19	25	25,343
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/19	720	729,526
Gwinnett County Water & Sewerage Authority RB 5.00%, 08/01/19 (GTD)	495	504,316
Series A, 4.00%, 08/01/19 (GTD)	305	308,995
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/19	410	416,654
Series A, 5.00%, 07/01/19 (NPFGC)	355	360,762
Series B, 5.00%, 07/01/19	100	101,623
State of Georgia GO
Series A, 5.00%, 07/01/19	250	254,032
Series C, 5.00%, 07/01/19	1,590	1,615,646
Series E-1, 4.50%, 07/01/19	85	86,163
Series E-2, 4.00%, 09/01/19	125	126,855
Series I, 4.00%, 07/01/19	390	394,380
Series I, 5.00%, 07/01/19	1,435	1,458,147

		6,523,747

Hawaii — 2.1%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/19	125	126,594
Series A, 4.00%, 08/01/19 (ETM)	10	10,126
Series B, 5.00%, 08/01/19	325	331,003
Series B, 5.25%, 07/01/19 (AGM)	575	584,832
Series D, 5.25%, 09/01/32 (PR 09/01/19)	655	670,117
City & County of Honolulu HI Wastewater System Revenue RB 0.00%, 07/01/19 (NPFGC)(a)	30	29,690
5.00%, 07/01/19	465	472,384
Series A, 3.50%, 07/01/19	60	60,503
Series A, 4.00%, 07/01/19	340	343,733
Series A, 5.00%, 07/01/19	320	325,034
County of Hawaii HI GO, Series B, 4.00%, 09/01/19	125	126,780
County of Maui HI GO 5.00%, 06/01/19	220	222,911
5.00%, 09/01/19	345	352,262
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/19	150	152,375
State of Hawaii GO
Series DQ, 5.00%, 06/01/19	205	207,712
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	120	121,598
Series DR, 4.00%, 06/01/19	50	50,458
Series DR, 4.25%, 06/01/19	310	313,156
Series DR, 5.00%, 06/01/19	275	278,638
Series EH, 4.00%, 08/01/19	365	369,654
Series EH, 5.00%, 08/01/19	215	218,971
Series EO, 5.00%, 08/01/19	400	407,388
Series EP, 5.00%, 08/01/19	100	101,847
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/19 (AGM)	280	284,774

		6,162,540

133

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.0%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 08/15/19 (GTD)	$50	$50,982

Illinois — 0.9%
Chicago Transit Authority RB, 4.00%, 06/01/19	150	151,150
Metropolitan Pier & Exposition Authority RB, 0.00%, 06/15/19, (ETM) (NPFGC)(a)	15	14,875
Regional Transportation Authority RB
Series A, 5.00%, 06/01/19 (AGM)	115	116,417
Series A, 5.50%, 07/01/19 (NPFGC)	70	71,206
Series B, 5.50%, 06/01/19 (NPFGC)	25	25,359
State of Illinois GO 5.00%, 08/01/19	340	344,937
Series A, 5.00%, 06/01/19	830	838,649
State of Illinois RB 4.50%, 06/15/19	50	50,495
5.00%, 06/15/19	510	516,192
First Series, 5.25%, 06/15/19	70	70,927
Second Series, 5.75%, 06/15/19 (NPFGC)	125	126,934
Series A, 4.00%, 06/15/19	195	196,500
Series B, 5.00%, 06/15/19	230	232,792

		2,756,433

Indiana — 0.3%
Indiana Finance Authority RB, Series A, 4.00%, 06/01/19	200	201,864
Indiana University RB, Series U, 5.00%, 08/01/19	130	132,431
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/19	300	303,771
Purdue University RB
Series A, 5.00%, 07/01/19	300	304,824
Series Y, 5.00%, 07/01/19	65	66,045

		1,008,935

Iowa — 1.4%
Cedar Rapids Community School District GO, 5.00%, 06/01/19	50	50,656
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/19	425	430,644
City of Des Moines IA GO
Series A, 5.00%, 06/01/19	25	25,331
Series D, 3.00%, 06/01/19	150	150,762
City of West Des Moines IA GO, Series A, 4.25%, 06/01/19	160	161,642
County of Polk IA GO
Series A, 4.00%, 06/01/19	100	100,924
Series C, 5.00%, 06/01/19	150	151,998
Iowa Finance Authority RB 5.00%, 08/01/19	375	381,993
5.00%, 08/01/19 (ETM)	40	40,755
Series A, 5.00%, 08/01/19	150	152,797
Iowa State University of Science & Technology RB, 4.00%, 07/01/19	170	171,867
State of Iowa RB 5.00%, 06/15/19	100	101,449
5.00%, 06/01/24 ( 06/01/19)	1,910	1,935,441
Series A, 4.00%, 06/01/19 (ETM)	100	100,924
Series A, 5.00%, 06/01/19 (ETM)	215	217,864

		4,175,047

Kansas — 0.8%
County of Johnson KS GO, 5.00%, 09/01/19	215	219,569
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/19	175	178,659

Security	Par (000)	Value

Kansas (continued)
State of Kansas Department of Transportation RB
Series A, 3.00%, 09/01/19	$120	$120,980
Series A, 5.00%, 09/01/19	1,710	1,746,338

		2,265,546

Kentucky — 0.2%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	125	127,769
Kentucky State Property & Building Commission RB 4.00%, 08/01/19	250	252,970
5.00%, 08/01/19	25	25,440
Series A, 5.00%, 08/01/19	25	25,440
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/19	155	157,368

		588,987

Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/19	100	101,311
State of Louisiana GO
Series A, 4.00%, 09/01/19	250	253,628
Series C, 5.00%, 07/15/19	200	203,424
State of Louisiana RB, 5.00%, 09/01/19	20	20,402

		578,765

Maine — 0.7%
Maine Municipal Bond Bank RB 4.00%, 09/01/19	900	913,293
Series A, 4.00%, 09/01/19	45	45,665
Maine Turnpike Authority RB, 5.00%, 07/01/19	575	584,160
State of Maine GO 4.25%, 06/01/19	295	298,050
Series B, 5.00%, 06/01/19	335	339,489

		2,180,657

Maryland — 5.0%
City of Baltimore MD RB
Series A, 5.00%, 07/01/19	200	203,066
Series D, 5.00%, 07/01/19	335	340,353
City of Frederick MD GO, 5.00%, 09/01/19	135	137,859
County of Baltimore MD GO 5.00%, 08/01/19	1,095	1,115,477
Series B, 4.50%, 09/01/19	250	254,510
County of Charles MD GO 5.00%, 07/15/19	45	45,780
5.00%, 07/15/19 (ETM)	5	5,085
County of Harford MD GO 4.00%, 07/01/19	50	50,559
Series A, 5.00%, 07/01/19	65	66,045
County of Howard MD GO 5.00%, 08/15/19	75	76,496
5.00%, 08/15/19 (ETM)	55	56,097
Series A, 5.00%, 08/15/19	165	168,292
Series B, 5.00%, 08/15/19	135	137,693
County of Montgomery MD GO
Series A, 5.00%, 07/01/19	665	675,693
Series A, 5.00%, 08/01/19	930	947,391
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,070	1,087,473
County of Prince George’s MD GOL
Series B, 4.00%, 07/15/19	360	364,356
Series C, 5.00%, 08/01/19	150	152,814
Maryland Economic Development Corp. RB, 4.00%, 06/01/19	20	20,186
Maryland State Transportation Authority RB 4.00%, 07/01/19	260	262,816

134

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/19	$410	$416,449
State of Maryland Department of Transportation RB, 5.00%, 06/01/19	100	101,344
State of Maryland GO
First Series, 5.00%, 06/01/19	390	395,273
Second Series, 3.00%, 08/01/19	225	226,672
Second Series, 4.00%, 08/01/19	80	81,053
Second Series, 4.50%, 08/01/19	725	736,615
Second Series A, 5.00%, 08/01/19	380	387,174
Second Series E, 5.00%, 08/01/19	725	738,688
Series B, 4.50%, 08/01/19	935	949,979
Series B, 5.00%, 08/01/19	250	254,720
Series B, 5.00%, 08/01/20 (PR 08/01/19)	350	356,650
Series B, 5.00%, 08/01/21 (PR 08/01/19)	275	280,225
Series B, 5.00%, 08/01/23 (PR 08/01/19)	1,530	1,559,070
Series B, 5.25%, 08/15/19	330	337,151
Series C, 5.00%, 08/01/19	460	468,685
Washington Suburban Sanitary Commission GO 5.00%, 06/01/19	1,265	1,282,166
Series A, 4.00%, 06/01/19	200	201,898

		14,941,853

Massachusetts — 3.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/19	360	365,314
Commonwealth of Massachusetts GOL
Series 7, 3.00%, 07/01/19	110	110,695
Series 9, 4.00%, 08/01/19	150	151,956
Series A, 5.25%, 08/01/19	340	346,865
Series B, 4.00%, 08/01/19	600	607,824
Series B, 5.00%, 06/01/19	250	253,360
Series B, 5.00%, 07/01/19	90	91,452
Series B, 5.00%, 08/01/19	1,375	1,400,795
Series C, 4.00%, 09/01/19	500	507,420
Series C, 5.00%, 08/01/19	390	397,316
Series D, 5.50%, 08/01/19	150	153,243
Series D, 5.50%, 08/01/19 (NPFGC-IBC)	100	102,162
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/19 (AGM)	160	162,477
Massachusetts Bay Transportation Authority RB Series A, 5.25%, 07/01/19	725	737,651
Series B, 5.25%, 07/01/19	695	707,128
Series C, 5.25%, 07/01/19	495	503,638
Series C, 5.50%, 07/01/19	140	142,615
Series D, 5.00%, 07/01/19	125	127,029
Massachusetts Clean Water Trust (The) RB 3.00%, 08/01/19	25	25,179
5.00%, 08/01/19	115	117,138
5.25%, 08/01/19	610	622,212
Series 14, 5.00%, 08/01/19	75	76,394
Series 15A, 5.00%, 08/01/19	265	269,926
Series A, 5.25%, 08/01/19	690	703,814
Massachusetts Development Finance Agency RB, Series S, 5.00%, 07/01/19	65	66,035
Massachusetts Port Authority RB
Series B, 5.00%, 07/01/19	10	10,158
Series C, 5.00%, 07/01/19	100	101,578
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/19	200	202,746
Series B, 5.00%, 08/15/19	800	815,864
Series C, 5.00%, 08/15/19 (ETM)	155	158,122

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/19	$800	$815,056
Series J, 5.25%, 08/01/19 (AGM)	70	71,417

		10,924,579

Michigan — 0.9%
Michigan Finance Authority RB, Series A, 5.00%, 07/01/19	2,305	2,342,064
Michigan State University RB, Series A, 4.00%, 08/15/19	260	263,570

		2,605,634

Minnesota — 2.1%
Metropolitan Council GO
Series B, 5.00%, 09/01/19	175	178,729
Series E, 5.00%, 09/01/19	250	255,327
State of Minnesota 911 Services Revenue RB, 5.00%, 06/01/19	100	101,336
State of Minnesota COP, 5.00%, 06/01/19	125	126,649
State of Minnesota GO 5.00%, 08/01/19	780	794,633
5.00%, 08/01/19 (ETM)	5	5,094
Series A, 5.00%, 08/01/19	900	916,884
Series B, 5.00%, 08/01/19	820	835,383
Series C, 5.00%, 08/01/19	345	351,472
Series D, 5.00%, 08/01/19	865	881,227
Series D, 5.00%, 08/01/19 (ETM)	5	5,093
Series E, 4.00%, 08/01/19	190	192,478
Series E, 5.00%, 08/01/19	445	453,348
Series F, 4.00%, 08/01/19	165	167,152
Series G, 5.00%, 08/01/19	60	61,126
State of Minnesota RB, Series A, 5.00%, 06/01/19	300	304,008
University of Minnesota RB, Series A, 4.00%, 09/01/19	615	623,881

		6,253,820

Missouri — 0.3%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/19	140	142,611
Missouri State Environmental Improvement & Energy Resources Authority RB 5.00%, 07/01/19	150	152,412
5.25%, 07/01/19	160	162,768
Series B, 5.00%, 07/01/19	525	533,442

		991,233

Montana — 0.0%
Montana Department of Transportation RB, 4.00%, 06/01/19	110	110,999

Nebraska — 0.2%
City of Lincoln NE Water Revenue RB, 4.00%, 08/15/19	85	86,172
Nebraska Public Power District RB, 5.00%, 07/01/19	175	177,744
University of Nebraska Facilities Corp. RB, 4.00%, 08/15/19	385	390,309

		654,225

Nevada — 2.7%
Clark County School District GOL
Series A, 5.00%, 06/15/19	1,035	1,049,904
Series B, 5.00%, 06/15/19	440	446,336
Series C, 5.00%, 06/15/19	50	50,720
Clark County Water Reclamation District GOL 5.00%, 07/01/19	360	365,771
Series A, 5.25%, 07/01/34 (PR 07/01/19)	1,400	1,424,430
Series A, 5.25%, 07/01/38 (PR 07/01/19)	700	712,215

135

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Department of Aviation RB 5.00%, 07/01/19	$110	$111,642
Series C, 5.00%, 07/01/19	240	243,583
Series D, 4.50%, 07/01/19	185	187,327
County of Clark NV GOL 5.00%, 06/01/19	120	121,603
Series A, 5.00%, 07/01/19	935	949,988
Series B, 4.00%, 07/01/19	50	50,557
County of Clark NV RB 4.00%, 07/01/19	745	753,143
5.00%, 07/01/19	340	345,382
Series B, 5.00%, 07/01/19	350	355,593
Nevada System of Higher Education RB, Series B, 4.00%, 07/01/19	200	202,156
State of Nevada GOL 5.00%, 06/01/19	30	30,400
5.00%, 08/01/19	155	157,881
Series A, 5.00%, 08/01/19	100	101,859
Series B, 5.00%, 08/01/19	115	117,138
Series C, 5.00%, 06/01/19	200	202,664
Series C, 5.00%, 08/01/19	125	127,324

		8,107,616

New Hampshire — 0.8%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/19	715	729,235
State of New Hampshire GO
Series A, 5.00%, 07/01/19	1,285	1,305,663
Series B, 4.00%, 06/01/19	250	252,330
State of New Hampshire RB, 5.00%, 09/01/19	210	214,250

		2,501,478

New Jersey — 2.2%
New Jersey Building Authority RB
Series A, 5.00%, 06/15/19	135	136,675
Series A, 5.00%, 06/15/19 (ETM)	15	15,215
New Jersey Economic Development Authority RB 0.00%, 07/01/19 (NPFGC)(a)	55	54,334
4.00%, 06/15/19	50	50,382
5.00%, 06/15/19	115	116,492
5.25%, 09/01/19	25	25,490
5.25%, 09/01/19 (ETM)	75	76,656
Series DDD, 5.00%, 06/15/19	400	404,964
Series PP, 5.00%, 06/15/19	520	526,453
Series UU, 4.00%, 06/15/19	50	50,398
Series UU, 5.00%, 06/15/19	160	161,986
Series XX, 5.00%, 06/15/19 (SAP)	250	253,103
New Jersey Educational Facilities Authority RB
Series B, 4.00%, 07/01/19	450	455,116
Series B, 4.75%, 07/01/19	420	426,321
New Jersey Infrastructure Bank RB
Series A, 5.25%, 09/01/19	80	81,846
Series C, 5.00%, 09/01/19	25	25,546
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/19 (SAP)	100	101,241
Series A-1, 5.00%, 06/15/19	690	698,839
Series AA, 5.00%, 06/15/19	1,115	1,128,837
Series B, 5.00%, 06/15/19	100	101,241
State of New Jersey COP, Series A, 5.00%, 06/15/19, (ETM)	25	25,365

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO 5.00%, 06/01/19	$510	$516,599
5.00%, 08/01/19	135	137,438
Series H, 5.25%, 07/01/19	360	366,034
Series L, 5.25%, 07/15/19 (AMBAC)	245	249,425
Series N, 5.50%, 07/15/19 (NPFGC)	65	66,260
Series Q, 5.00%, 08/15/19	255	259,914

		6,512,170

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/19	200	203,186
City of Albuquerque NM GO, Series A, 4.00%, 07/01/19	135	136,502
City of Albuquerque NM RB, Series B, 5.00%, 07/01/19	35	35,561
New Mexico Finance Authority RB 4.00%, 06/15/19	955	964,923
5.00%, 06/15/19	75	76,114
Series C, 5.00%, 06/01/19	175	177,375
Series D, 5.00%, 06/01/19	405	410,496
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/19	555	563,869
Series B, 4.00%, 07/01/19	250	252,770
Series B, 5.00%, 07/01/19	650	660,289

		3,481,085

New York — 7.6%
City of New York NY GO
Series 1, 5.00%, 08/01/19	785	799,680
Series A, 5.00%, 08/01/19	1,305	1,329,403
Series A-1, 5.00%, 08/01/19	515	524,630
Series B, 4.00%, 08/01/19	465	471,036
Series B, 5.00%, 08/01/19	1,115	1,135,851
Series C, 4.00%, 08/01/19	620	628,048
Series C, 5.00%, 08/01/19	965	983,045
Series D, 5.00%, 08/01/19	345	351,451
Series E, 4.00%, 08/01/19	140	141,817
Series E, 5.00%, 08/01/19	1,280	1,303,936
Series G, 4.00%, 08/01/19	500	506,490
Series G, 5.00%, 08/01/19	175	178,273
Series H, 5.00%, 08/01/19	155	157,899
Series I, 4.00%, 08/01/19	150	151,947
Series I, 5.00%, 08/01/19	590	601,033
Series J, 5.00%, 08/01/19	2,070	2,108,709
Series K, 4.00%, 08/01/19	200	202,596
Series K, 5.00%, 08/01/19	605	616,313
Subseries I-1, 5.00%, 08/01/19	1,310	1,334,497
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,093
County of Orange NY GOL, Series B, 4.00%, 07/01/19	50	50,571
County of Westchester NY GOL, Series B, 5.00%, 07/01/19	115	116,901
Long Island Power Authority RB, 0.01%, 06/01/19 (AGM)(a)	120	119,032
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/19	115	116,843
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/19 (ETM) (SAW)	100	101,701
Series S-1, 4.00%, 07/15/19 (ETM) (SAW)	335	339,198
Series S-1A, 4.00%, 07/15/19 (ETM) (SAW)	200	202,452
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	400	407,128

136

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19 (ETM)	$100	$101,923
Series A-1, 4.00%, 08/01/19	165	167,171
Series A-1, 5.00%, 08/01/19	330	336,230
Series A-3, 5.00%, 08/01/19 (ETM)	155	157,981
Series B-1, 5.00%, 08/01/19	415	422,835
New York City Water & Sewer System RB
Series BB, 5.00%, 06/15/19	130	131,937
Series EE, 5.00%, 06/15/19	645	654,610
Series GG, 5.00%, 06/15/19	100	101,490
New York State Dormitory Authority RB
3.00%, 07/01/19	150	150,756
5.00%, 07/01/19	470	477,746
5.00%, 07/01/19 (SAP)	380	386,262
5.50%, 07/01/19 (NPFGC)	130	132,467
Series A, 3.50%, 07/01/19	75	75,684
Series A, 5.00%, 07/01/19	770	782,578
Series D, 3.50%, 06/15/19	220	221,795
Series D, 4.50%, 06/15/19	380	384,796
Series D, 5.00%, 06/15/19	110	111,634
Series E, 5.00%, 08/15/19	400	408,080
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	745	756,234
Series A, 5.00%, 06/15/19	1,145	1,162,267
Series A, 5.00%, 08/15/19	150	153,077
Port Authority of New York & New Jersey RB, Fifth Series, 5.20%, 09/01/19	115	117,663
Town of Hempstead NY GOL, 4.00%, 08/15/19	200	202,794

		22,583,583

North Carolina — 2.0%
City of Charlotte NC GO
Series A, 5.00%, 07/01/19	355	360,744
Series C, 5.00%, 06/01/19	50	50,674
City of Charlotte NC Water & Sewer System Revenue RB 4.00%, 07/01/19	130	131,466
Series B, 4.00%, 07/01/19	20	20,226
Series B, 5.00%, 07/01/19	305	309,935
City of Durham NC GO, Series C, 5.00%, 07/01/19	115	116,861
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	55,795
Series A, 5.00%, 06/01/19	310	314,166
City of Raleigh NC GO, Series A, 5.00%, 09/01/19	65	66,394
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 4.00%, 06/01/19	100	100,937
County of Buncombe NC RB 5.00%, 06/01/19	190	192,554
Series A, 5.00%, 06/01/19	210	212,822
County of Forsyth NC GO, Series E, 4.00%, 07/01/19	175	176,974
County of Mecklenburg NC GO
Series A, 4.00%, 08/01/19	280	283,620
Series A, 5.00%, 08/01/19	130	132,425
Series A, 5.00%, 09/01/19	700	714,875
County of New Hanover NC GO 5.00%, 06/01/19	50	50,674
Series A, 4.00%, 08/01/19	70	70,917
Series A, 5.00%, 08/01/19	25	25,471
North Carolina Turnpike Authority RB, 5.00%, 07/01/19	100	101,613

Security	Par (000)	Value

North Carolina (continued)
State of North Carolina GO
Series A, 5.00%, 06/01/19	$1,650	$1,672,391
Series B, 5.00%, 06/01/19	525	532,124
State of North Carolina RB, Series C, 5.00%, 05/01/19	115	116,243
Town of Cary NC GO, Series B, 4.00%, 06/01/19	110	111,035

		5,920,936

Ohio — 2.4%
City of Columbus OH GO
Series 1, 5.00%, 07/01/19	370	375,876
Series 2012-3, 5.25%, 08/15/19	150	153,202
Series A, 5.00%, 06/01/19	100	101,323
Series A, 5.00%, 07/01/19	200	203,176
Series A, 5.00%, 08/15/19	470	479,320
City of Columbus OH GOL, Series B, 3.00%, 07/01/19	200	201,216
County of Franklin OH GOL, 1.50%, 06/01/19	110	109,854
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/19	250	253,350
Miami University/Oxford OH RB, 5.00%, 09/01/19	245	250,255
Ohio State University (The) RB, Series A, 5.00%, 06/01/19	125	126,670
Ohio State Water Development Authority RB, Series B, 5.00%, 06/01/19	110	111,474
Ohio Water Development Authority RB, Series C, 5.00%, 06/01/19	245	248,283
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/19	175	177,345
5.25%, 06/01/19	135	136,947
State of Ohio Department of Administration COP, 5.00%, 09/01/19	100	102,091
State of Ohio GO 5.00%, 08/01/19	55	56,019
5.00%, 09/01/19	295	301,227
Series A, 4.50%, 08/01/19	225	228,526
Series A, 5.00%, 08/01/19	450	458,338
Series B, 5.00%, 06/15/19	35	35,513
Series B, 5.00%, 08/01/19	885	901,399
Series B, 5.00%, 09/01/19	1,125	1,148,749
Series C, 5.00%, 08/01/19	815	830,102
University of Cincinnati RB, Series C, 5.00%, 06/01/19	35	35,452

		7,025,707

Oklahoma — 0.6%
County of Oklahoma OK GOL, Series A, 3.00%, 08/01/19	100	100,720
Grand River Dam Authority RB, Series A, 4.00%, 06/01/19	405	408,609
Oklahoma Capital Improvement Authority RB
Series A, 2.00%, 07/01/19	50	50,056
Series A, 5.00%, 07/01/19	265	269,195
Series B, 5.00%, 07/01/19	295	299,670
Series C, 5.00%, 07/01/19	110	111,741
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/19	135	137,137
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/19	485	492,799

		1,869,927

Oregon — 1.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/19	175	177,324
Series A, 5.00%, 08/01/19	170	173,140
City of Salem OR GO, 5.00%, 06/01/19	105	106,411
City of Salem OR GOL, 4.00%, 06/01/19	455	459,222
Clackamas & Washington Counties School District No. 3 GO,
Series A, 0.01%, 06/15/19 (NPFGC, GTD)(a)	230	228,112

137

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Clackamas County School District No. 86 Canby GO, Series A, 4.00%, 06/15/19 (GTD)	$50	$50,501
County of Washington OR GOL, 5.00%, 06/01/19	200	202,664
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/19 (GTD)	55	55,805
Lane County School District No. 4J Eugene GO, 4.00%, 06/15/19 (GTD)	70	70,712
Metro/OR GO 4.00%, 06/01/19	450	454,176
5.00%, 06/01/19	325	329,342
Series A, 5.00%, 06/01/19	20	20,267
Port of Portland OR Airport RB, Series 23, 5.00%, 07/01/19	190	193,065
Portland Community College District GO, 5.00%, 06/15/19	490	497,169
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/19 (GTD)(a)	255	252,906
State of Oregon GO 5.00%, 08/01/19	975	993,067
Series B, 5.00%, 08/01/19	20	20,370
Series O, 5.00%, 08/01/19	100	101,853
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/19	70	71,492
Washington & Multnomah Counties School District No. 48J Beaverton GO, Series B, 4.00%, 06/15/19 (GTD)	100	101,017

		4,558,615

Pennsylvania — 2.9%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 4.10%, 06/15/19	125	126,310
Series A, 5.00%, 06/15/19	100	101,449
Commonwealth of Pennsylvania GO
First Series, 5.00%, 06/01/19	65	65,863
First Series, 5.00%, 07/01/19	805	817,824
First Series, 5.00%, 08/15/19	150	152,946
Second Series, 5.00%, 07/01/19	770	782,266
Series D, 5.00%, 08/15/19	375	382,365
Third Series, 5.38%, 07/01/19 (NPFGC)	1,450	1,475,767
County of Bucks PA GO, 5.00%, 06/01/19	75	76,005
County of Butler PA GO, 5.00%, 07/15/19	105	106,791
County of Chester PA GO
Series C, 5.00%, 07/15/19	85	86,473
Series C, 5.00%, 07/15/19 (ETM)	5	5,086
Delaware County Authority RB, 5.00%, 08/01/19	350	356,406
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/19 (NPFGC)	100	101,833
Pennsylvania Economic Development Financing Authority RB, Series A, 5.00%, 07/01/19	2,380	2,418,151
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 09/01/19 (ETM)	260	265,577
Series AJ, 5.00%, 06/15/19	140	141,996
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/19	655	664,667
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 06/01/19 (AGC)	150	151,941
Series B, 4.00%, 06/01/19	100	100,887
Series B, 5.00%, 06/01/19	125	126,618
Pittsburgh School District GO, Series A, 5.00%, 09/01/19 (AGM)	100	102,085

		8,609,306

Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	100	101,422

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/19	$125	$127,656
State of Rhode Island GO 5.00%, 08/01/19	600	611,154
Series A, 5.00%, 08/01/19	300	305,577

		1,145,809

South Carolina — 0.8%
County of Charleston SC GO, Series A, 5.50%, 08/01/19	50	51,079
South Carolina State Ports Authority RB, 5.00%, 07/01/19, (ETM)	150	152,359
State of South Carolina GO 5.00%, 08/01/19 (SAW)	1,850	1,884,595
Series A, 5.00%, 06/01/19	300	304,020
Series A, 5.00%, 07/01/19 (SAW)	20	20,322

		2,412,375

Tennessee — 1.8%
City of Memphis TN GO
Series D, 3.63%, 07/01/19	100	100,939
Series D, 5.00%, 07/01/19	140	142,258
County of Blount TN GO, Series B, 5.00%, 06/01/19	200	202,688
County of Sumner TN GO, 5.00%, 06/01/19	40	40,538
Metropolitan Government of Nashville & Davidson County TN GO
Series A, 5.00%, 07/01/19	1,360	1,381,937
Series D, 4.00%, 07/01/19	770	778,647
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/19	220	223,461
Metropolitan Nashville Airport Authority (The) RB, Series A, 5.25%, 07/01/19 (AGC)	150	152,587
State of Tennessee GO
Series A, 5.00%, 08/01/19	1,125	1,145,981
Series A, 5.00%, 09/01/19	175	178,719
Series B, 4.00%, 08/01/19	1,000	1,012,930

		5,360,685

Texas — 8.2%
Austin Community College District GOL 3.00%, 08/01/19	295	297,210
5.00%, 08/01/19	145	147,746
Austin Independent School District GO 5.00%, 08/01/19 (PSF)	540	550,097
Series A, 4.00%, 08/01/19 (PSF)	270	273,505
Series B, 5.00%, 08/01/19	150	152,850
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/19 (AMBAC)(a)	90	88,870
Series A, 0.00%, 08/15/19 (ETM) (AMBAC)(a)	25	24,724
City of Arlington TX GOL, 3.00%, 08/15/19	270	272,058
City of Austin TX GOL 5.00%, 09/01/19	1,270	1,297,495
Series A, 5.00%, 09/01/19	135	137,923
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/19	100	102,031
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/19	355	360,960
City of El Paso TX GOL, 5.00%, 08/15/19	115	117,209
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/19	50	50,767
City of Houston TX RB, Series A, 5.25%, 09/01/19	75	76,541
City of Irving TX Waterworks & Sewer System Revenue RB, 5.00%, 08/15/19	20	20,393

138

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Leander TX GOL, 5.00%, 08/15/19	$450	$458,644
City of Plano TX GOL, 5.00%, 09/01/19	600	612,990
City of San Antonio Texas GOL 4.00%, 08/01/19	75	75,965
Series A, 5.00%, 08/01/19	210	213,904
City of San Antonio TX GOL, 5.00%, 08/01/19	105	106,952
College Station Independent School District GO, 5.00%, 08/15/19 (PSF)	1,250	1,274,937
County of Bexar TX GOL 5.00%, 06/15/19	515	522,487
Series A, 4.50%, 06/15/19	20	20,246
Series A, 5.00%, 06/15/19	150	152,181
County of Denton TX GOL, 4.00%, 07/15/19	195	197,307
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	25	25,528
County of Harris TX GOL, Series C, 5.25%, 08/15/19	70	71,482
County of Harris TX RB
Series A, 5.00%, 08/15/19	380	387,440
Series C, 5.00%, 08/15/19	450	458,811
County of Tarrant TX GOL, 5.00%, 07/15/19	455	463,008
Dallas Independent School District GO, 5.00%, 08/15/19 (PSF)	220	224,389
Denton Independent School District GO 4.00%, 08/15/19 (PSF)	85	86,177
5.00%, 08/15/19 (PSF)	125	127,494
Eanes Independent School District GO, 4.00%, 08/01/19 (PSF)	70	70,909
El Paso Independent School District GO, 5.00%, 08/15/19 (PSF)	40	40,798
Fort Bend Independent School District GO, 5.00%, 08/15/19 (PSF)	130	132,594
Frisco Independent School District GO 5.00%, 08/15/19 (PSF)	200	203,990
Series B, 5.00%, 08/15/19 (PSF)	245	249,888
Grapevine-Colleyville Independent School District GO
Series A, 4.00%, 08/15/19	165	167,326
Series A, 5.00%, 08/15/19 (PSF)	110	112,195
Series B, 4.00%, 08/15/19	55	55,776
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/19	100	101,958
Keller Independent School District/TX GO, 0.00%, 08/15/19 (PSF)(a)	50	49,439
Klein Independent School District GO, Series A, 4.00%, 08/01/19 (PSF)	165	167,142
Leander Independent School District GO 4.00%, 08/15/19 (PSF)	755	765,457
Series D, 0.01%, 08/15/19 (PSF)(a)	50	49,410
Lewisville Independent School District GO
Series A, 4.00%, 08/15/19 (PSF)	255	258,532
Series A, 5.00%, 08/15/19 (PSF)	480	489,576
Series B, 4.00%, 08/15/19	240	243,384
Mesquite Independent School District GO
Series B, 4.00%, 08/15/19 (PSF)	165	167,285
Series B, 5.00%, 08/15/19 (PSF)	10	10,200
North East Independent School District/TX GO 5.00%, 08/01/19 (PSF)	500	509,350
Series A, 5.00%, 08/01/19 (PSF)	320	325,984
North Texas Municipal Water District RB 4.00%, 06/01/19	85	85,751
5.00%, 06/01/19	440	445,689

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District Water System Revenue RB 5.00%, 09/01/19	$550	$561,280
5.25%, 09/01/19	240	245,316
Northside Independent School District GO 4.00%, 08/15/19 (PSF)	100	101,385
5.00%, 08/15/19 (PSF)	650	662,967
Permanent University Fund - Texas A&M University System RB 4.00%, 07/01/19	125	126,391
5.00%, 07/01/19	135	137,164
Series A, 5.00%, 07/01/19	460	467,374
Permanent University Fund - University of Texas System RB Series A, 5.00%, 07/01/19	100	101,568
Series B, 5.00%, 07/01/19	200	203,136
Round Rock Independent School District GO 5.00%, 08/01/19 (PSF)	140	142,618
Series A, 5.00%, 08/01/19	175	178,325
Seguin Independent School District GO, 5.00%, 08/15/19 (PSF)	125	127,494
Socorro Independent School District GO 4.00%, 08/15/19 (PSF)	170	172,354
Series A, 5.00%, 08/15/19 (PSF)	110	112,195
South San Antonio Independent School District/TX GO, 5.00%, 08/15/19 (PSF)	100	101,995
State of Texas GO 5.00%, 08/01/19	60	61,112
Series B, 5.00%, 08/01/19	590	600,932
Series C, 5.00%, 08/01/19	180	183,335
Series C-1, 5.00%, 08/01/19	100	101,853
Series E, 4.50%, 08/01/19	335	340,249
Series E, 5.00%, 08/01/19	250	254,632
Series F, 5.00%, 08/01/19	100	101,853
State of Texas RB, 4.00%, 08/29/19	1,000	1,014,310
Tarrant Regional Water District RB 5.00%, 09/01/19	265	270,594
6.00%, 09/01/19	200	205,530
Texas Water Development Board RB 4.00%, 08/01/19	800	810,296
Subseries A-1, 4.00%, 07/15/19	385	389,762
University of Texas System (The) RB
Series A, 4.00%, 08/15/19	515	522,164
Series A, 5.00%, 08/15/19	280	285,605
Series B, 4.00%, 08/15/19	125	126,739
Series B, 5.00%, 08/15/19	500	510,010
Series C, 5.00%, 08/15/19	650	663,013
Series D, 4.25%, 08/15/19	370	375,713

		24,412,218

Utah — 1.0%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/19	465	472,315
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/19	110	111,763
State of Utah GO 5.00%, 07/01/19	100	101,613
Series A, 5.00%, 07/01/19	1,615	1,641,050
Series C, 5.00%, 07/01/19	225	228,629
University of Utah (The) RB
Series A, 5.00%, 08/01/19 (SAP)	300	305,505
Series B, 5.00%, 08/01/19	100	101,835

139

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
Series A, 5.25%, 06/15/19 (AGM)	$80	$81,256
Series C, 5.25%, 06/15/19 (AGM)	70	71,099

		3,115,065

Vermont — 0.2%
State of Vermont GO
Series B, 5.00%, 08/15/19	680	693,525
Series F, 5.00%, 08/15/19	50	50,995

		744,520

Virginia — 3.0%
City of Alexandria VA GO, Series A, 4.50%, 06/15/19 (SAW)	50	50,627
City of Newport News VA GO
Series B, 5.00%, 07/01/19	365	370,887
Series C, 5.00%, 09/01/19 (SAW)	100	102,138
City of Richmond VA GO
Series B, 5.00%, 07/15/19	250	254,347
Series C, 4.00%, 07/15/19 (SAW)	25	25,303
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/19	300	304,083
Series B, 5.00%, 06/01/19	115	116,565
Series D, 5.00%, 06/01/19	100	101,361
County of Arlington VA GO
Series A, 4.00%, 08/01/19 (SAW)	150	151,965
Series A, 5.00%, 08/01/19	725	738,644
Series C, 4.00%, 08/15/19	75	76,048
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/19	120	122,099
Hampton Roads Sanitation District RB, 5.00%, 08/01/19	150	152,805
Virginia Beach Development Authority RB, Series B, 5.00%, 07/15/19	100	101,739
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/19	300	306,414
Series A, 5.00%, 09/01/19	210	214,490
Series B, 5.00%, 09/01/19	1,195	1,220,549
Series B, 5.00%, 09/01/24 (PR 09/01/19)	135	137,904
Virginia Public Building Authority RB
Series 2013A, 5.00%, 08/01/19	130	132,431
Series A, 5.00%, 08/01/19	525	534,817
Series B, 4.00%, 08/01/19	50	50,649
Series B, 5.00%, 08/01/27 (PR 08/01/19) (SAP)	250	254,735
Series D, 5.00%, 08/01/19	150	152,805
Virginia Public School Authority RB 4.00%, 08/01/19 (SAW)	325	329,277
5.00%, 08/01/19	190	193,587
5.00%, 08/01/19 (ETM)	10	10,181
Series A, 5.00%, 08/01/19 (SAW)	1,390	1,416,243
Series B, 4.00%, 08/01/19 (SAW)	225	227,961
Series C, 4.00%, 08/01/19 (SAW)	385	390,067
Series C, 5.00%, 08/01/19 (SAW)	580	590,950

		8,831,671

Washington — 8.6%
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/19	300	303,369
City of Seattle WA GOL
Series A, 5.00%, 06/01/19	1,295	1,312,405
Series B, 5.00%, 08/01/19	440	448,254
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/19	330	335,273
Series A, 5.00%, 06/01/19	90	91,199

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Water System Revenue RB, Series B, 4.50%, 08/01/19	$185	$187,941
County of King WA GOL 5.00%, 06/01/19	1,315	1,332,726
5.00%, 06/01/19 (ETM)	30	30,400
5.00%, 07/01/19	200	203,236
County of King WA Sewer Revenue RB, Series B, 4.00%, 07/01/19	250	252,807
County of Pierce WA GOL
Series A, 5.00%, 08/01/19	75	76,407
Series B, 4.00%, 08/01/19	150	151,956
Energy Northwest RB, Series A, 5.00%, 07/01/19	2,515	2,555,693
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/19 (GTD)	455	461,079
Port of Seattle WA RB
Series A, 5.25%, 07/01/19 (NPFGC)	275	279,799
Series B, 5.00%, 06/01/19	420	425,556
State of Washington COP 4.00%, 07/01/19	200	202,186
5.00%, 07/01/19	240	243,799
Series A, 5.00%, 07/01/19	95	96,504
Series B, 5.00%, 07/01/19	430	436,807
State of Washington GO 4.00%, 07/01/19	755	763,403
5.00%, 07/01/19	1,095	1,112,553
Series 2010A, 5.00%, 08/01/19	100	101,865
Series 2010A, 5.00%, 08/01/31 (PR 08/01/19)	500	509,440
Series 2010B, 5.00%, 08/01/19	95	96,772
Series 2010B, 5.00%, 08/01/21 (PR 08/01/19)	3,500	3,566,080
Series 2010B, 5.00%, 08/01/25 (PR 08/01/19)	350	356,608
Series 2010B, 5.00%, 08/01/26 (PR 08/01/19)	3,400	3,464,192
Series 2010C, 5.00%, 08/01/19	35	35,653
Series 2012-A, 5.00%, 07/01/19	105	106,683
Series 2013A, 5.00%, 08/01/19	75	76,399
Series A, 5.00%, 08/01/19	560	570,444
Series B, 5.00%, 07/01/19	595	604,538
Series B-2, 5.00%, 08/01/19	300	305,595
Series D, 5.00%, 07/01/19	175	177,805
Series R, 5.00%, 07/01/19	580	589,298
Series R-2015, 5.00%, 07/01/19	925	939,828
Series R-2015-C, 5.00%, 07/01/19	280	284,488
Series R-2015-D, 5.00%, 07/01/19	50	50,801
Series R-2017A, 4.00%, 08/01/19	600	607,758
Series R-2018-B, 5.00%, 08/01/19	500	509,325
State of Washington RB, 5.00%, 09/01/19	1,270	1,296,556
Washington County School District No. 1 West Union GO, 4.00%, 06/15/19 (GTD)	165	166,678

		25,720,158

West Virginia — 0.3%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/19	800	816,680
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/19	100	101,528

		918,208

Wisconsin — 2.7%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1, 5.00%, 06/01/19	190	192,491
Series S-7, 5.00%, 06/01/19	310	314,064

140

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/19 (ETM)	$65	$65,601
Series 1, 5.00%, 06/01/19 (ETM)	1,995	2,021,573
Series 2, 5.00%, 06/01/19 (ETM)	350	354,662
Series 4, 5.00%, 06/01/19 (ETM)	165	167,198
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	1,640	1,662,042
State of Wisconsin RB, Series 1, 4.00%, 07/01/19	1,315	1,329,439
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/19	140	141,558
Series 1, 5.00%, 07/01/19	580	589,296
Series 2, 4.00%, 07/01/19	160	161,781
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	985	1,000,790
WPPI Energy RB, Series A, 5.00%, 07/01/19	105	106,599

		8,107,094

Total Municipal Debt Obligations — 98.6% (Cost: $294,787,172)		294,121,431

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.56%(d)(e)	282	$281,762

Total Short-Term Investments — 0.1% (Cost: $281,761)		281,762

Total Investments in Securities — 98.7% (Cost: $295,068,933)		294,403,193

Other Assets, Less Liabilities — 1.3%		3,747,086

Net Assets — 100.0%		$298,150,279

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 12/31/18 (000)	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	1,739	(1,457)	282	$281,762	$6,319	$60	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$294,121,431	$—	$294,121,431
Money Market Funds	281,762	—	—	281,762

	$281,762	$294,121,431	$—	$294,403,193

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.

NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

141

Schedule of Investments (unaudited) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,570
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20	1,070	1,123,734
Series A, 5.00%, 09/01/20	100	105,127
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	135	142,058
Auburn University RB, 5.00%, 06/01/20	20	20,882
City of Huntsville AL GO 4.00%, 09/01/20	235	243,458
Series A, 4.00%, 09/01/20	225	233,098
Series A, 5.00%, 08/01/20	40	41,988
State of Alabama GO, Series A, 5.00%, 08/01/20	985	1,033,797
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	136,107

		3,110,819

Alaska — 0.2%
Alaska Municipal Bond Bank Authority RB, Series Three, 5.00%, 09/01/20 (MO)	25	26,219
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	26,282
Series B, 5.00%, 09/01/20 (NPFGC)	130	136,665
State of Alaska GO
Series A, 4.00%, 08/01/20	370	382,017
Series A, 5.00%, 08/01/20	25	26,199
Series B, 5.00%, 08/01/20	210	220,069

		817,451

Arizona — 6.0%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	65	67,745
Series C, 5.00%, 06/01/20	115	119,856
Arizona Department of Transportation State Highway Fund Revenue RB 3.50%, 07/01/20	450	461,232
Series A, 5.00%, 07/01/20	570	596,778
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	850	893,435
Arizona State University COP, 5.00%, 09/01/20	280	294,120
Arizona State University RB
Series A, 5.00%, 07/01/20	325	340,119
Series B, 5.00%, 07/01/20	500	523,260
Series C, 5.00%, 07/01/20	85	88,954
Arizona Transportation Board RB 4.00%, 07/01/20	520	536,796
5.00%, 07/01/20	355	371,678
Series A, 5.00%, 07/01/20	100	104,698
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,554,765
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	209,396
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	82,584
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	135	141,321
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	26,103
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/20	25	25,804
5.00%, 07/01/20 (NPFGC)	75	78,512
City of Peoria AZ GOL, 4.00%, 07/15/20	100	103,312
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,496,835
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	206,460

Security	Par (000)	Value

Arizona (continued)
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/20	$60	$61,066
4.00%, 07/01/20	110	113,553
5.00%, 07/01/20	3,485	3,648,869
5.25%, 07/01/20 (NPFGC)	130	136,624
Series A, 3.50%, 07/01/20	160	163,826
Series A, 5.00%, 07/01/20	440	460,481
Series B, 5.00%, 07/01/20	650	680,703
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	57,592
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	41,879
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	165,168
Series B, 5.00%, 07/01/20	170	177,987
Series C, 4.00%, 07/01/20	180	185,814
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	118,749
County of Pima AZ RB, 5.00%, 07/01/20	415	434,368
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/20	125	130,834
5.00%, 07/01/20 (AGM)	320	334,934
Series A, 5.00%, 07/01/20	440	460,535
Series B, 5.00%, 07/01/20	315	329,701
County of Pinal AZ RB, 5.00%, 08/01/20	25	26,219
Maricopa County Community College District GO 3.00%, 07/01/20	175	178,108
5.00%, 07/01/20	860	900,532
Series D, 4.00%, 07/01/20	570	588,496
Maricopa County High School District No. 210-Phoenix GO, 5.25%, 07/01/20 (AGM)	160	168,104
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	251,311
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	170,354
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	52,205
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	655	685,772
State of Arizona COP, 5.00%, 09/01/20	370	388,907
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	83,734
University of Arizona RB 5.00%, 08/01/20	50	52,437
Series B, 4.00%, 06/01/20	115	118,459
Series B, 5.00%, 06/01/20	100	104,394
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	152,620

		19,948,098

Arkansas — 0.3%
State of Arkansas GO, 4.00%, 06/15/20	845	871,727

California — 10.3%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	100,055
Acalanes Union High School District GO, 4.00%, 08/01/20	50	51,894
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	194,424
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	90,165
California State Public Works Board RB 5.00%, 06/01/20	365	381,721
5.00%, 09/01/20	150	158,044
Series A, 5.00%, 06/01/20	100	104,581
Series A, 5.00%, 09/01/20	470	495,206

142

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 09/01/20	$440	$463,597
Series F, 5.00%, 09/01/20	155	163,313
Series G, 5.00%, 09/01/20	150	158,044
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	68,502
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	100	103,835
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	99,597
City & County of San Francisco CA GO 5.00%, 06/15/20	50	52,486
Series R1, 5.00%, 06/15/20	540	566,843
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	152,017
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	84,169
Series B, 5.00%, 09/01/20	485	510,273
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	134,538
Series A, 5.00%, 06/01/20	390	409,039
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	108,546
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	26,258
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	97,136
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	121,515
Series A, 5.00%, 08/01/20	60	63,233
Contra Costa Community College District GO, 5.00%, 08/01/20	50	52,694
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	38,879
Desert Community College District GO, 5.00%, 08/01/20	25	26,347
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	20,979
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	157,344
Series B, 4.00%, 06/01/20	140	144,907
Series B, 5.00%, 06/01/20	505	529,725
East Side Union High School District GO, 4.00%, 08/01/20	215	223,073
El Camino Community College District GO, 5.00%, 08/01/20	100	105,388
Foothill-De Anza Community College District GO 4.00%, 08/01/20	30	31,151
5.25%, 08/01/20 (NPFGC)	270	285,595
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	21,068
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	129,734
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,269
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,947
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	136,941
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	79,041
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,959
Long Beach Unified School District GO, 5.00%, 08/01/20	600	632,034

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	$275	$289,729
Series C, 5.00%, 08/01/20	65	68,481
Series F, 5.00%, 08/01/20	280	294,997
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	500	523,835
Series A, 5.00%, 07/01/20	555	583,011
Series B, 5.00%, 06/01/20	330	345,731
Series B, 5.00%, 07/01/20	220	231,103
Series C, 5.00%, 07/01/20	40	42,019
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	284,548
Los Angeles Department of Water & Power System
Revenue RB
Series A, 4.00%, 07/01/20	175	181,363
Series A, 5.00%, 07/01/20	765	804,068
Series B, 5.00%, 07/01/20	10	10,511
Series C, 4.00%, 07/01/20	100	103,636
Series E, 5.00%, 07/01/20	300	315,321
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	520,735
Series B, 5.00%, 07/01/20	115	120,979
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/20	280	289,926
Series A, 5.00%, 07/01/20	590	619,595
Series A-1, 5.00%, 07/01/20	60	63,010
Series A-2, 4.00%, 07/01/20	50	51,773
Series B-1, 5.00%, 07/01/20	700	735,112
Series C, 5.00%, 07/01/20	1,070	1,123,671
Series KRY, 4.00%, 07/01/20	70	72,481
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	46,704
Los Rios Community College District GO, 5.00%, 08/01/20	205	216,045
Marin Community College District GO, 4.00%, 08/01/20	150	155,752
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	552,452
Series C, 5.00%, 07/01/20	40	42,092
Series G, 5.00%, 07/01/20	165	173,628
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	263,957
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	105,583
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	105,077
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	82,682
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	72,818
Ohlone Community College District GO, 4.00%, 08/01/20	100	103,835
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	42,072
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	181,711
Poway Unified School District GO, 5.00%, 08/01/20	110	115,873
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	79,225
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	105	110,050
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	103,628
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	237,269
Series K, 5.90%, 07/01/20 (AMBAC)	185	196,814

143

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series X, 5.00%, 08/15/20	$215	$226,724
Series Y, 4.00%, 08/15/20	20	20,773
Series Y, 5.00%, 08/15/20	40	42,181
San Diego Community College District GO, 5.00%, 08/01/20	215	226,896
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	104,895
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/20, (ETM)	110	116,160
San Diego Public Facilities Financing Authority Water Revenue RB, Series A, 5.00%, 08/01/20	75	79,101
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	110,443
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	147,498
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	191,699
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	262,207
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	79,004
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	203,874
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	100	104,839
San Mateo County Community College District GO
4.00%, 09/01/20	70	72,836
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	403,094
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	131,214
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	433,030
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	305	316,599
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	52,584
Santa Monica Community College District GO, 5.00%, 08/01/20	250	263,470
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	486,215
Sequoia Union High School District GO, 4.00%, 07/01/20	50	51,803
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	114,218
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	258,081
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	78,855
Southern California Public Power Authority RB
4.00%, 07/01/20	135	139,846
5.00%, 07/01/20	490	514,804
Series A, 5.00%, 07/01/20	440	462,273
State of California GO
4.00%, 09/01/20	750	779,378
5.00%, 08/01/20	3,390	3,568,822
5.00%, 09/01/20	3,430	3,620,330
Series B, 5.00%, 09/01/20	900	949,941
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	31,602
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	679,357
Ventura County Community College District GO 4.00%, 08/01/20	125	129,794
5.00%, 08/01/20	65	68,502
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	114,166

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, 4.00%, 09/01/20	$100	$103,984
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	160,400

		34,214,500

Colorado — 0.4%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,991
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	104,306
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	144,243
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	271,276
University of Colorado RB
Series A, 5.00%, 06/01/20	260	271,500
Series B, 5.00%, 06/01/20	505	527,336

		1,339,652

Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	285	298,130
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	1,040,840
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	309,172
State of Connecticut GO
5.00%, 06/15/20	380	395,986
Series B, 5.25%, 06/01/20 (AMBAC)	510	532,649
Series C, 5.00%, 06/01/20	520	541,294
Series D, 5.00%, 06/15/20	205	213,624
Series E, 5.00%, 08/15/20	100	104,665
Series E, 5.00%, 09/01/20	200	209,582
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	475,798
Series A, 5.00%, 09/01/20	155	162,453
Series B, 5.00%, 09/01/20	335	351,107
Town of Darien CT GO, 4.00%, 08/01/20	40	41,407
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	99,246

		4,775,953

Delaware — 1.3%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	392,947
Series B, 5.00%, 07/15/20	130	136,222
Delaware Transportation Authority RB
5.00%, 07/01/20	760	795,705
5.00%, 09/01/20	160	168,069
Series 2014, 5.00%, 07/01/20	350	366,443
State of Delaware GO
5.00%, 07/01/20	95	99,434
Series A, 4.00%, 08/01/20	150	155,038
Series A, 5.00%, 07/01/20	100	104,667
Series B, 5.00%, 07/01/20	2,000	2,093,340

		4,311,865

District of Columbia — 1.0%
District of Columbia GO
5.00%, 06/01/20	950	992,560
Series A, 5.00%, 06/01/20	325	339,560
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	319,722
Series B, 5.25%, 06/01/20 (SGI)	295	309,240

144

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series D, 5.00%, 06/01/20	$1,005	$1,050,024
Series E, 5.00%, 06/01/20	410	428,368

		3,439,474

Florida — 6.6%
County of Hillsborough FL RB, 5.00%, 08/01/20	165	173,174
County of Miami-Dade FL GO 4.00%, 07/01/20	65	67,216
5.00%, 07/01/20	130	136,127
Series A, 5.00%, 07/01/20	760	795,819
Series B, 5.00%, 07/01/20	205	214,662
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	423,289
County of Palm Beach FL GO 5.00%, 07/01/20	110	115,217
5.00%, 08/01/20	200	209,972
County of Palm Beach FL RB 4.00%, 06/01/20	125	128,849
5.00%, 06/01/20	465	485,767
Florida Department of Environmental Protection RB 5.00%, 07/01/20	1,235	1,292,637
Series A, 5.00%, 07/01/20	155	162,234
Series B, 5.00%, 07/01/20	240	251,201
Florida Department of Management Services RB, 5.00%, 09/01/20	100	105,245
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	340	356,538
Florida’s Turnpike Enterprise RB 5.00%, 07/01/20	50	52,349
Series A, 5.00%, 07/01/20	980	1,026,040
Series B, 5.00%, 07/01/20	720	753,826
Series C, 5.00%, 07/01/20	175	183,221
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	318,911
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	262,385
Lee County School Board (The) COP, 5.00%, 08/01/20	80	83,836
Leon County School District RB, 5.00%, 09/01/20	325	341,390
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	570,027
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	503,242
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	350,484
Series B, 5.00%, 07/01/20	295	308,635
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	340,688
Series B, 5.00%, 08/01/20	165	172,965
Series C, 5.00%, 08/01/20	210	220,137
Series D, 5.00%, 08/01/20	120	125,792
Pasco County School Board COP 5.00%, 08/01/20	200	209,494
Series A, 5.00%, 08/01/20	75	78,560
Reedy Creek Improvement District GOL
5.00%, 06/01/20	175	182,716
Series A, 5.00%, 06/01/20	865	903,138
Series B, 4.00%, 06/01/20	200	206,044
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	285	297,999
Series B, 5.00%, 07/01/20	460	480,981
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	52,280
St. Johns County School Board COP, 5.00%, 07/01/20	45	47,025

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation RB, 5.00%, 07/01/20	$60	$62,773
State of Florida GO 5.00%, 07/01/20	1,090	1,141,698
Series A, 5.00%, 06/01/20	1,520	1,588,096
Series A, 5.00%, 07/01/20	30	31,423
Series B, 4.00%, 07/01/20	175	180,731
Series B, 5.00%, 06/01/20	2,135	2,230,648
Series C, 5.00%, 06/01/20	320	334,336
Series D, 5.00%, 06/01/20	530	553,744
Series H, 5.00%, 06/01/20	80	83,584
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	874,604
Series E, 5.00%, 07/01/20	1,075	1,125,987
Series F, 5.00%, 07/01/20	485	508,004
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	89,008

		21,794,748

Georgia — 2.4%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	120	125,308
Gwinnett County School District GO, 5.00%, 08/01/20 (SAW)	1,020	1,071,520
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20 (GTD)	325	341,205
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	36,756
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	366,443
Series A, 5.00%, 07/01/20 (NPFGC)	265	277,450
State of Georgia GO
Series A, 5.00%, 07/01/20	1,700	1,780,886
Series E-1, 4.00%, 07/01/20	640	661,056
Series E-2, 5.00%, 09/01/20	920	968,410
Series I, 4.00%, 07/01/20	235	242,732
Series I, 5.00%, 07/01/20	1,880	1,969,450

		7,841,216

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB, 3.00%, 07/01/20	190	193,291
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/20	175	180,904
Series A, 4.00%, 08/01/20 (ETM)	30	31,022
Series B, 5.00%, 08/01/20	890	933,806
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	1,290	1,350,204
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,766
County of Maui HI GO, 5.00%, 09/01/20	210	220,874
State of Hawaii GO
Series EH, 5.00%, 08/01/20	485	508,872
Series EO, 4.00%, 08/01/20	670	692,606
Series EO, 5.00%, 08/01/20	440	461,657
Series EP, 5.00%, 08/01/20	340	356,735

		4,945,737

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	118,918
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	219,400

		338,318

Illinois — 0.9%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	207,394

145

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	$40	$42,033
Series A, 6.00%, 07/01/20 (NPFGC)	60	63,489
State of Illinois GO
4.00%, 09/01/20	175	177,667
5.00%, 07/01/20	775	797,599
5.00%, 08/01/20	195	200,961
5.00%, 08/01/20 (AGM)	50	51,937
State of Illinois RB
4.00%, 06/15/20	235	239,347
5.00%, 06/15/20	945	975,826
Second Series, 5.75%, 06/15/20 (NPFGC)	160	166,914

		2,923,167

Indiana — 1.0%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	130,834
Series R, 5.00%, 07/01/20	275	287,834
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	109,933
Indiana Finance Authority RB 5.25%, 07/01/20	215	225,694
Series C, 5.00%, 07/01/20	275	287,669
Series I, 5.00%, 07/01/20	25	26,152
Indiana University RB
Series A, 5.00%, 06/01/20	440	459,712
Series U, 5.00%, 08/01/20	65	68,241
Series V-1, 5.00%, 08/01/20	45	47,244
Series W-2, 5.00%, 08/01/20	315	330,706
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	52,240
Series K, 5.00%, 06/01/20	190	197,970
Purdue University RB
Series A, 4.00%, 07/01/20	500	516,375
Series A, 5.00%, 07/01/20	220	230,435
Series AA, 4.00%, 07/01/20	50	51,637
Series Y, 5.00%, 07/01/20	130	136,166
Series Z-1, 5.00%, 07/01/20	125	130,929

		3,289,771

Iowa — 0.9%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	746,524
City of Des Moines IA GO, Series A, 5.00%, 06/01/20	360	375,819
Iowa City Community School District RB, 5.00%, 06/01/20	75	78,189
Iowa Finance Authority RB 5.00%, 08/01/20	730	765,930
Series A, 5.00%, 08/01/20	300	314,766
State of Iowa RB 4.00%, 06/15/20	205	211,335
4.50%, 06/15/22 (PR 06/15/20)	100	103,788
5.00%, 06/15/20	235	245,610

		2,841,961

Kansas — 1.1%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	52,521
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	145	151,434
Series A, 4.00%, 09/01/20	55	56,961
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	220,802
Series B, 5.00%, 09/01/20	150	157,716

Security	Par (000)	Value

Kansas (continued)
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	$100	$105,144
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	26,282
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,217
Series A, 5.00%, 09/01/20	500	526,140
Series B, 5.00%, 09/01/20	860	904,961
Series C, 5.00%, 09/01/20	920	968,098
Wyandotte County Unified School District No. 500 Kansas
City GO 4.00%, 09/01/20	250	258,790
5.25%, 09/01/20 (AGM)	75	79,163

		3,518,229

Kentucky — 0.1%
Kentucky State Property & Building Commission RB 4.00%, 08/01/20	60	61,693
5.00%, 08/01/20	55	57,401
5.50%, 08/01/20 (AMBAC)	10	10,514
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	214,227

		343,835

Louisiana — 1.1%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	109,479
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	108,069
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	262,185
Series A, 5.00%, 09/01/20	1,000	1,051,270
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,051,270
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	105,127
Series C, 4.00%, 07/15/20	140	144,550
Series C, 5.00%, 07/15/20	430	450,447
Series C, 5.00%, 08/01/20	100	104,874
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	265,988

		3,653,259

Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	89,301
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	172,725
State of Maine GO, Series B, 4.00%, 06/01/20	410	422,624

		684,650

Maryland — 5.5%
City of Baltimore MD RB, Series D, 5.00%, 07/01/20	700	732,991
City of Frederick MD GO, 5.00%, 09/01/20	700	736,596
County of Baltimore MD GO 4.00%, 08/01/20	235	243,079
5.00%, 08/01/20	985	1,034,113
Series B, 5.00%, 08/01/20	125	131,233
County of Frederick MD GO 4.00%, 08/01/20	25	25,867
5.00%, 08/01/20	700	735,126
County of Montgomery MD GO
Series A, 5.00%, 07/01/20	965	1,010,336
Series A, 5.00%, 08/01/20	200	209,876
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/20	250	263,155
Series B, 4.00%, 07/15/20	420	434,171
Maryland State Transportation Authority RB
5.00%, 07/01/20	165	172,651
Series A, 5.00%, 07/01/20	280	292,984

146

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
State of Maryland Department of Transportation RB 5.00%, 06/01/20	$95	$99,229
5.00%, 09/01/20	1,625	1,709,679
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,584,022
Series A, 5.00%, 08/01/20	1,330	1,396,313
Series B, 5.00%, 08/01/20	1,975	2,073,473
Series C, 5.00%, 08/01/20	1,950	2,047,227
Series C, 5.25%, 08/01/20	1,000	1,053,740
Washington Suburban Sanitary Commission GO 5.00%, 06/01/20	1,495	1,562,200
Second Series, 5.00%, 06/01/20	350	365,733
Series A, 4.00%, 06/01/20	175	180,437

		18,094,231

Massachusetts — 5.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,841,012
Commonwealth of Massachusetts GO, Series A, 5.25%, 08/01/20 (AMBAC)	565	595,453
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	305	321,440
Series A, 5.25%, 08/01/20 (AGM)	375	395,213
Series B, 3.00%, 08/01/20	100	101,905
Series B, 4.00%, 08/01/20	50	51,727
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	360,728
Series B, 5.00%, 08/01/20	1,055	1,107,771
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,430	2,538,184
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	141,688
Series B, 5.25%, 08/01/20	895	943,240
Series B, 5.25%, 09/01/20 (AGM)	160	169,070
Series C, 5.00%, 07/01/20	40	41,903
Series C, 5.00%, 08/01/20	1,380	1,449,028
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	689,346
Series D, 5.50%, 08/01/20	20	21,155
Series E, 5.00%, 09/01/20	445	468,416
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	620	649,407
Series A, 5.25%, 07/01/20	315	331,097
Series B, 5.25%, 07/01/20	1,915	2,012,856
Series C, 5.00%, 07/01/20	565	591,798
Series C, 5.50%, 07/01/20	55	58,012
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	490	514,275
5.25%, 08/01/20	90	94,808
Series 15A, 5.00%, 08/01/20	450	472,293
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	47,093
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	320	331,162
Series B, 5.00%, 08/15/20	1,060	1,113,784
Series C, 5.00%, 08/15/20 (ETM)	405	425,550
Massachusetts Water Resources Authority RB
5.50%, 08/01/20 (AGM)	725	766,767
5.50%, 08/01/20 (ETM) (AGM)	20	21,130
Series A, 4.00%, 08/01/20 (ETM)	35	36,192
Series A, 5.00%, 08/01/40 (PR 08/01/20)	600	629,244
Series J, 5.50%, 08/01/20 (ETM) (AGM)	30	31,694

		19,364,441

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	215,402

Security	Par (000)	Value

Minnesota — 2.1%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	$125	$131,556
Series E, 5.00%, 09/01/20	250	263,113
State of Minnesota GO
5.00%, 08/01/20	730	766,515
5.00%, 08/01/20 (ETM)	5	5,248
Series A, 5.00%, 08/01/20	455	477,759
Series B, 4.00%, 08/01/20	225	232,772
Series B, 5.00%, 08/01/20	1,870	1,963,537
Series D, 5.00%, 08/01/20	1,315	1,380,776
Series D, 5.00%, 08/01/20 (ETM)	10	10,487
Series E, 5.00%, 08/01/20	250	262,505
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	506,660
University of Minnesota RB
4.00%, 08/01/20	170	175,710
5.00%, 08/01/20	120	125,887
Series A, 5.00%, 09/01/20	500	526,055

		6,828,580

Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/20	1,145	1,199,307

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,271
State of Montana GO, 5.00%, 08/01/20	100	104,970

		125,241

Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	740	778,561
Douglas County School District No. 17/NE GO 4.00%, 06/15/20	100	103,119
Series B, 5.00%, 06/15/20	100	104,544
Nebraska Public Power District RB, 5.00%, 07/01/20	430	449,875
University of Nebraska RB, 5.00%, 07/01/20	50	52,296

		1,488,395

Nevada — 2.1%
City of Las Vegas NV GOL
5.00%, 09/01/20	50	52,589
Series A, 5.00%, 06/01/20	100	104,423
Clark County School District GOL
Series A, 5.00%, 06/15/20	420	438,531
Series B, 5.00%, 06/15/20	1,395	1,456,547
Series D, 5.00%, 06/15/20	200	208,824
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	172,752
County of Clark Department of Aviation RB 5.00%, 07/01/20	80	83,553
Series C, 5.00%, 07/01/20	160	167,106
County of Clark NV GOL, 5.00%, 06/01/20	205	214,096
County of Clark NV RB 5.00%, 07/01/20	820	858,049
Series B, 5.00%, 07/01/20	120	125,618
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	164,882
Series A, 5.00%, 06/01/20	260	271,536
Series B, 5.00%, 06/01/20	135	140,990
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	423,719
Series B, 4.00%, 07/01/20	500	515,775

147

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
5.00%, 06/01/20	$335	$349,817
5.00%, 08/01/20	580	608,547
Series B, 5.00%, 08/01/20	30	31,477
Series C, 5.00%, 06/01/20	325	339,375
Series C, 5.00%, 08/01/20	95	99,676
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	52,133

		6,880,015

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	172,526
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	367,647
Series B, 5.00%, 08/15/20	115	120,855
Series C, 5.25%, 08/15/20	185	195,151
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	143,556
Series A, 5.00%, 07/01/20	100	104,743
Series B, 5.00%, 06/01/20	235	245,528
State of New Hampshire RB, 5.00%, 09/01/20	210	220,449

		1,570,455

New Jersey — 1.9%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,184
Series A, 3.00%, 06/15/20 (ETM)	5	5,075
Series A, 5.00%, 06/15/20	355	368,330
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	31,100
5.00%, 09/01/20	100	104,273
5.00%, 09/01/20 (ETM)	230	241,406
Series A, 5.00%, 06/15/20	250	259,387
Series DDD, 5.00%, 06/15/20	280	290,514
Series EE, 4.50%, 09/01/20	65	67,251
Series XX, 5.00%, 06/15/20 (SAP)	455	472,085
New Jersey Educational Facilities Authority RB
5.00%, 06/01/20 (SAP)	85	88,107
5.00%, 09/01/20	30	31,282
Series A, 5.00%, 07/01/20	25	26,201
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	76,754
Series A, 5.00%, 06/15/20	345	357,955
Series A, 5.00%, 06/15/20 (SAP)	205	212,698
Series A-1, 5.00%, 06/15/20	450	467,487
Series AA, 5.00%, 06/15/20	845	876,730
Series AA, 5.00%, 06/15/20 (SAP)	310	321,640
Series B, 5.00%, 06/15/20	685	710,722
State of New Jersey GO
5.00%, 06/01/20	340	354,505
5.25%, 08/01/20	20	21,027
Series Q, 4.00%, 08/15/20	275	284,014
Series Q, 5.00%, 08/15/20	650	681,596

		6,370,323

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	78,524
New Mexico Finance Authority RB 4.00%, 06/15/20	245	252,928
Series A, 5.00%, 06/15/20	35	36,632

Security	Par (000)	Value

New Mexico (continued)
Series B, 5.00%, 06/01/20	$65	$67,950
Series B, 5.00%, 06/15/20	1,060	1,109,417
Series D, 5.00%, 06/01/20	300	313,614
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	810	848,175
Series B, 4.00%, 07/01/20	1,040	1,073,590
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	120,070

		3,900,900

New York — 7.4%
City of New York NY GO
5.00%, 08/01/20	210	220,471
Series 1, 4.00%, 08/01/20	145	149,985
Series A, 5.00%, 08/01/20	1,125	1,181,092
Series B, 0.00%, 06/01/20(a)	70	68,118
Series B, 3.00%, 08/01/20	255	259,817
Series B, 4.00%, 08/01/20	275	284,455
Series B, 5.00%, 08/01/20	1,870	1,963,238
Series C, 3.00%, 08/01/20	25	25,472
Series C, 5.00%, 08/01/20	2,070	2,173,210
Series D, 5.00%, 08/01/20	470	493,434
Series E, 4.00%, 08/01/20	270	279,283
Series E, 5.00%, 08/01/20	500	524,930
Series F, 4.00%, 08/01/20	170	175,845
Series F, 5.00%, 08/01/20	650	682,409
Series G, 4.00%, 08/01/20	150	155,157
Series G, 5.00%, 08/01/20	770	808,392
Series H, 5.00%, 08/01/20	435	456,689
Series H-2, 5.00%, 06/01/20	230	240,304
Series I, 3.50%, 08/01/20	50	51,332
Series I, 5.00%, 08/01/20	1,125	1,181,092
Series J, 5.00%, 08/01/20	2,990	3,139,081
Series J7, 5.00%, 08/01/20	275	288,712
Series K, 5.00%, 08/01/20	175	183,726
Subseries 1, 5.00%, 08/01/20	120	125,983
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,246
Subseries I-1, 5.00%, 08/01/20	5	5,249
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	162,629
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	36,146
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	183,262
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	97,095
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	103,358
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	222,385
Series S-1, 5.00%, 07/15/20 (SAW)	410	429,942
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	382,753
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,833
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	288,376
Series S-2, 4.00%, 07/15/20 (SAW)	225	232,556
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	351,703
Series B, 5.00%, 08/01/20	400	419,944
Series B, 5.00%, 08/01/20 (ETM)	85	89,252
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	214,203
Series EE, 4.00%, 06/15/20	25	25,813
Series FF, 5.00%, 06/15/20	260	272,158

148

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series GG, 4.00%, 06/15/20	$310	$320,078
Series GG, 5.00%, 06/15/20	260	272,158
New York State Dormitory Authority RB 5.00%, 07/01/20 (SAP)	510	534,189
Series A, 4.00%, 07/01/20	25	25,800
Series A, 4.13%, 07/01/20	230	238,229
Series A, 5.00%, 07/01/20	1,115	1,167,944
Series A, 5.50%, 07/01/20 (NPFGC)	195	205,680
Series C, 5.00%, 06/15/20	105	109,709
New York State Environmental Facilities Corp. RB 4.00%, 06/15/20	190	196,287
5.00%, 06/15/20	1,100	1,152,085
Series A, 3.50%, 06/15/20	110	112,856
Series A, 5.00%, 06/15/20	360	377,047
Series A, 5.00%, 08/15/20	165	173,671
Series B, 5.00%, 08/15/20	120	126,306
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	103,451
Port Authority of New York & New Jersey RB 3.00%, 07/15/20	75	76,400
5.00%, 07/15/20	100	104,880
Series 180, 5.00%, 06/01/20	350	365,733
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	20,913
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	68,331

		24,431,877

North Carolina — 2.6%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	282,641
Series C, 5.00%, 07/01/20	155	162,257
City of Charlotte NC GO 5.00%, 08/01/20	290	304,506
Series A, 5.00%, 07/01/20	515	539,504
Series C, 5.00%, 06/01/20	25	26,124
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	1,220	1,278,048
Series B, 5.00%, 07/01/20	90	94,282
City of Durham NC GO, 5.00%, 09/01/20	215	226,313
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	623,721
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	236,839
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	51,554
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	52,240
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	214,163
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	216,909
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	315,153
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,075	1,131,566
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	26,124
County of Onslow NC RB, 5.00%, 06/01/20	60	62,654
County of Wake NC GO, 5.00%, 09/01/20	80	84,196
State of North Carolina GO 5.00%, 06/01/20	500	522,615
Series 2013-D, 4.00%, 06/01/20	585	603,346
Series A, 5.00%, 06/01/20	50	52,261
Series B, 5.00%, 06/01/20	775	810,053
State of North Carolina RB, Series B, 5.00%, 06/01/20	525	548,672

		8,465,741

Security	Par (000)	Value

Ohio — 2.6%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	$585	$604,071
Series 1, 5.00%, 07/01/20	325	340,366
Series A, 5.00%, 07/01/20	120	125,674
Series A, 5.00%, 08/15/20	260	273,237
City of Columbus OH GOL 4.00%, 08/15/20	225	232,886
5.00%, 08/15/20	50	52,546
Cleveland State University RB, 5.00%, 06/01/20	125	130,333
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	250	261,200
Miami University/Oxford OH RB, 5.00%, 09/01/20	600	630,659
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	134,003
Series A, 5.00%, 06/01/20	185	193,262
Series B, 5.00%, 06/01/20	95	99,243
Ohio State Water Development Authority RB 5.00%, 06/01/20	335	350,008
Series A, 5.00%, 06/01/20	360	376,128
Ohio Water Development Authority RB 4.00%, 06/01/20	225	231,959
Series C, 5.00%, 06/01/20	70	73,136
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series 2015A, 5.00%, 06/01/20	125	130,600
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	126,093
State of Ohio GO 5.00%, 08/01/20	60	62,963
5.00%, 09/01/20	250	262,985
Series A, 5.00%, 09/01/20	925	973,044
Series B, 4.00%, 08/01/20	180	186,102
Series B, 5.00%, 06/15/20	260	271,853
Series B, 5.00%, 08/01/20	970	1,017,898
Series B, 5.00%, 09/01/20	100	105,194
Series C, 5.00%, 08/01/20	1,245	1,306,478
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	88,650
Series F, 5.00%, 06/01/20	125	130,367

		8,770,938

Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,885
Series A, 5.00%, 06/01/20	525	547,769
Oklahoma Capitol Improvement Authority RB 4.00%, 07/01/20	200	206,370
Series A, 3.00%, 07/01/20	140	142,404
Series A, 5.00%, 07/01/20	450	470,934
Series B, 3.00%, 07/01/20	100	101,717
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	222,009
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,657

		1,742,745

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	167,099
Series A, 5.00%, 08/01/20	405	424,934
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	113,660
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	350	366,005

149

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	$55	$57,515
Metro/OR GO 5.00%, 06/01/20	530	553,670
Series A, 5.00%, 06/01/20	160	167,145
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	157,023
Portland Community College District GO, 5.00%, 06/15/20	420	439,148
State of Oregon GO Series A, 4.00%, 08/01/20	240	248,097
Series C, 5.00%, 06/01/20	325	339,375
Series N, 5.00%, 08/01/20	35	36,723
Washington & Multnomah Counties School District No. 48J Beaverton GO 4.00%, 06/15/20 (GTD)	185	190,826
Series B, 4.00%, 06/15/20 (GTD)	175	180,511
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	245,643

		3,687,374

Pennsylvania — 1.8%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	57,435
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	114,788
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	156,933
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	314,976
Commonwealth of Pennsylvania GO 5.38%, 07/01/20 (AGM)	300	315,243
First Series, 5.00%, 06/01/20	275	286,770
First Series, 5.00%, 07/01/20	635	663,772
Second Series, 5.00%, 07/01/20	1,350	1,411,168
Series T, 5.00%, 07/01/20	170	177,703
County of Bucks PA GO, 5.00%, 06/01/20	500	522,400
County of Butler PA GO, 5.00%, 07/15/20	150	157,179
County of Chester PA GO, 5.00%, 07/15/20	650	681,616
Delaware County Authority RB, 5.00%, 08/01/20	330	345,718
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,936
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	52,192
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	245,817
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	26,256
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	257,230

		5,808,132

Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	741,531
Rhode Island Health & Educational Building Corp. RB, Series A, 4.50%, 09/01/20	210	219,093
State of Rhode Island GO 5.00%, 08/01/20	400	419,496
Series D, 5.00%, 08/01/20	160	167,798
Series SE, 5.00%, 08/01/20	100	104,874

		1,652,792

Security	Par (000)	Value

South Carolina — 0.6%
State of South Carolina GO
Series A, 5.00%, 06/01/20	$150	$156,699
Series A, 5.00%, 07/01/20 (SAW)	140	146,619
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,574,550
Series F, 5.00%, 06/01/20 (SAW)	90	94,020

		1,971,888

Tennessee — 1.6%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	51,623
County of Blount TN GO, 4.00%, 06/01/20	265	273,122
County of Knox TN GO, 5.00%, 06/01/20	225	235,049
County of Sumner TN GO, 5.00%, 06/01/20	145	151,455
County of Washington TN GO, Series A, 4.00%, 06/01/20	300	309,195
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	52,334
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/20	725	759,169
Series A, 4.00%, 07/01/20	195	201,328
Series A, 5.00%, 07/01/20	240	251,311
Series C, 5.00%, 07/01/20	75	78,535
Series D, 4.00%, 07/01/20	410	423,304
Series D, 5.00%, 07/01/20	355	371,731
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB 5.00%, 07/01/20	235	245,613
Series A, 4.00%, 07/01/20	125	129,000
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,555	1,632,283
Series A, 5.00%, 09/01/20	40	42,091
Series B, 5.00%, 08/01/20	200	209,940

		5,417,083

Texas — 8.4%
Austin Community College District GOL, 5.00%, 08/01/20	200	209,940
Austin Independent School District GO 5.00%, 08/01/20 (PSF)	150	157,359
Series A, 4.50%, 08/01/20 (PSF)	220	229,090
Series A, 5.00%, 08/01/20 (PSF)	350	367,171
Series B, 5.00%, 08/01/20	100	104,986
Board of Regents of the University of Texas System RB, Series B, 3.00%, 08/15/20	50	50,976
Central Texas Turnpike System RB 0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,532
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	222,113
City of Arlington TX GOL, 5.00%, 08/15/20	90	94,582
City of Austin TX GOL 5.00%, 09/01/20	695	731,453
Series A, 4.00%, 09/01/20	230	238,317
City of Austin/TX GOL, Series A, 4.50%, 09/01/20	145	151,424
City of Beaumont TX Waterworks & Sewer System Revenue RB 5.00%, 09/01/20	35	36,747
Series A, 5.00%, 09/01/20 (AGM)	50	52,454
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	104,908
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	98,685
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	199,329

150

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	$100	$104,486
Series D, 5.00%, 07/01/20	150	156,729
Subseries B, 5.00%, 07/01/20	100	104,486
City of Houston TX RB, 5.00%, 09/01/20	150	157,111
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	375,059
City of Plano TX GOL 4.00%, 09/01/20	250	259,040
Series 2013, 5.00%, 09/01/20	875	920,894
City of Round Rock TX GOL, 4.00%, 08/15/20	85	87,979
County of Bexar TX GOL, 5.00%, 06/15/20	200	209,118
County of Denton TX GOL, 5.00%, 07/15/20	180	188,503
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	399,034
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	180	189,045
Del Mar College District GOL, 5.00%, 08/15/20	20	20,982
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	204,799
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	351,435
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,251
Fort Bend Independent School District GO 5.00%, 08/15/20 (PSF)	325	341,331
Series A, 4.00%, 08/15/20 (PSF)	150	155,160
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	78,174
Series B, 5.00%, 08/15/20 (PSF)	75	78,769
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/20 (PSF)	110	115,528
Series A, 5.00%, 08/15/20	225	236,455
Series B, 4.00%, 08/15/20	125	129,381
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	131,261
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	131,281
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	173,291
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	167,850
Leander Independent School District GO 0.00%, 08/15/20 (PSF)(a)	200	193,854
4.00%, 08/15/20 (PSF)	160	165,504
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,017,733
Series D, 0.00%, 08/15/20 (PSF)(a)	175	169,622
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,370
5.00%, 08/15/20 (PSF)	200	210,050
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	262,480
Series A, 4.00%, 08/15/20 (PSF)	15	15,516
Series A, 5.00%, 08/15/20 (PSF)	845	887,461
Series B, 4.00%, 08/15/20	1,105	1,143,730
Lone Star College System GOL 5.00%, 08/15/20	210	220,725
Series A, 5.00%, 08/15/20	570	599,110
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	160	165,504
Series B, 5.00%, 08/15/20 (PSF)	20	21,005
Series E, 5.00%, 08/15/20 (PSF)	125	131,281

Security	Par (000)	Value

Texas (continued)
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	$30	$31,527
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	78,680
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,695	1,767,783
North Texas Municipal Water District Water System Revenue RB 4.00%, 09/01/20	80	82,719
5.00%, 09/01/20	825	866,464
5.25%, 09/01/20	240	253,039
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	130	134,472
Permanent University Fund - Texas A&M University System RB 4.00%, 07/01/20	200	206,460
Series A, 5.00%, 07/01/20	465	486,846
Permanent University Fund - University of Texas System RB, Series B, 5.00%, 07/01/20	655	685,274
Round Rock Independent School District GO 5.00%, 08/01/20	900	944,874
5.00%, 08/01/20 (PSF)	340	356,680
Socorro Independent School District GO 4.00%, 08/15/20 (PSF)	150	155,160
Series A, 5.00%, 08/15/20 (PSF)	110	115,528
Spring Independent School District GO 5.00%, 08/15/20 (BAM)	40	42,010
5.00%, 08/15/20 (PSF)	1,955	2,053,239
State of Texas GO 5.00%, 08/01/20	300	314,814
Series B, 5.00%, 08/01/20	195	204,629
Series C-1, 5.00%, 08/01/20	610	640,122
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	136,752
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,854
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	209,918
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	225,804
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	262,545
University of Texas System (The) RB 5.00%, 08/15/20	75	78,843
Series A, 4.00%, 08/15/20	510	528,039
Series A, 5.00%, 08/15/20	1,030	1,082,777
Series B, 5.00%, 08/15/20	1,215	1,277,257
Series D, 5.00%, 08/15/20	380	399,471
Series E, 5.00%, 08/15/20	100	105,124
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	94,523

		27,682,670

Utah — 1.3%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	130,661
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	41,237
Series B, 5.00%, 06/01/20 (GTD)	165	172,392
Intermountain Power Agency RB, 5.00%, 07/01/20	75	78,478
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	753,142
State of Utah GO 5.00%, 07/01/20	250	261,895
Series A, 5.00%, 07/01/20	1,235	1,293,761
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	157,335
Series A, 4.00%, 08/01/20	450	465,044

151

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series A, 5.00%, 08/01/20 (SAP)	$110	$115,379
Series B, 5.00%, 08/01/20	500	524,450
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	219,603
Series C, 5.25%, 06/15/20 (AGM)	140	146,902

		4,360,279

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	155,258
Series F, 5.00%, 08/15/20	30	31,527

		186,785

Virginia — 3.2%
City of Alexandria VA GO
Series A, 4.50%, 06/15/20 (SAW)	100	103,920
Series B, 5.00%, 06/15/20 (SAW)	125	130,790
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	525,010
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	209,516
Series A, 5.00%, 07/15/20 (SAW)	65	68,172
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	262,200
Series B, 5.00%, 07/15/20 (SAW)	50	52,440
Series C, 4.00%, 07/15/20 (SAW)	55	56,856
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	266,498
Series A-1, 4.00%, 06/01/20	90	92,809
Series B, 5.00%, 06/01/20	50	52,255
County of Arlington VA GO 5.00%, 08/15/20	250	262,850
Series C, 5.00%, 08/15/20	500	525,700
Series C, 5.00%, 08/15/20 (SAW)	70	73,598
County of Henrico VA GO 5.00%, 07/15/20	150	157,342
5.00%, 08/01/20	1,080	1,134,194
Series A, 4.00%, 08/01/20	130	134,510
County of Prince William VA GO 5.00%, 08/01/20 (SAW)	115	120,771
Series A, 4.00%, 08/01/20	180	186,244
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	157,114
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	141,068
University of Virginia RB, 5.00%, 09/01/20	405	426,380
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	299,210
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/20	245	257,725
Series 2012B, 5.00%, 09/01/20	190	199,869
Series A, 5.00%, 09/01/20	1,160	1,220,251
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	750,650
Series B, 5.00%, 08/01/20	820	860,885
Series B-3, 4.00%, 08/01/20	410	424,096
Virginia Public School Authority RB 4.00%, 08/01/20 (SAW)	495	512,097
Series 2012A, 5.00%, 08/01/20 (SAW)	615	645,762
Series A, 5.00%, 08/01/20 (SAW)	115	120,752

Security	Par (000)	Value

Virginia (continued)
Series C, 5.00%, 08/01/20 (SAW)	$25	$26,251
Series D, 4.00%, 08/01/20 (SAW)	120	124,145

		10,581,930

Washington — 6.4%
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 07/01/20	85	87,758
5.00%, 09/01/20	350	368,238
City of Seattle WA GOL 5.00%, 09/01/20	100	105,262
Series A, 5.00%, 06/01/20	40	41,792
Series B, 5.00%, 08/01/20	490	514,431
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/20	530	557,443
Series A, 5.00%, 06/01/20	230	240,173
City of Seattle WA Water System Revenue RB 5.00%, 08/01/20	130	136,440
5.00%, 09/01/20	500	526,055
County of King WA GOL 5.00%, 07/01/20	155	162,375
Series A, 5.00%, 07/01/20	500	523,790
County of King WA Sewer Revenue RB 5.00%, 07/01/20	445	466,106
5.00%, 01/01/28 (PR 07/01/20)	150	156,933
5.00%, 01/01/30 (PR 07/01/20)	260	272,017
5.00%, 01/01/31 (PR 07/01/20)	500	523,110
Series B, 4.00%, 07/01/20	100	103,275
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	83,794
Energy Northwest RB 4.00%, 07/01/20	80	82,644
5.00%, 07/01/20	450	471,478
Series A, 5.00%, 07/01/20	1,950	2,043,074
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	67,001
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	412,378
State of Washington COP 5.00%, 07/01/20	75	78,467
Series A, 5.00%, 07/01/20	380	397,564
Series B, 4.00%, 07/01/20	200	206,310
State of Washington GO 5.00%, 07/01/20	1,320	1,382,410
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	136,276
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	472,293
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	78,716
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	603,485
Series A, 5.00%, 07/01/20	505	528,876
Series A, 5.00%, 08/01/20	100	104,938
Series B, 5.00%, 08/01/20	780	818,516
Series B-1, 5.00%, 08/01/20	295	309,567
Series C, 5.00%, 06/01/20	225	235,049
Series D, 5.00%, 07/01/20	30	31,418
Series R, 4.00%, 07/01/20	300	309,780
Series R, 5.00%, 07/01/20	310	324,657
Series R-2011B, 5.00%, 07/01/20	855	895,424
Series R-2012C, 5.00%, 07/01/20	60	62,837
Series R-2013A, 5.00%, 07/01/20	370	387,494
Series R-2014A, 5.00%, 07/01/20	270	282,766
Series R-2014B, 5.00%, 07/01/20	275	288,002
Series R-2015, 5.00%, 07/01/20	345	361,312
Series R-2015-C, 5.00%, 07/01/20	640	670,259
Series R-2015E, 5.00%, 07/01/20	375	392,730

152

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series R-2016C, 5.00%, 07/01/20	$75	$78,546
Series R-2017A, 5.00%, 08/01/20	1,365	1,432,404
Series R-F, 5.00%, 07/01/20	150	157,092
State of Washington RB 5.00%, 07/01/20	70	73,310
5.00%, 09/01/20	165	173,488
Series F, 5.00%, 09/01/20	935	983,096
University of Washington RB 5.00%, 07/01/20	185	193,634
Series A, 5.00%, 07/01/20	345	361,101
Series B, 5.00%, 06/01/20	150	156,614
Series C, 5.00%, 07/01/20	250	261,668

		21,175,666

West Virginia — 0.6%
State of West Virginia GO 4.00%, 06/01/20	200	206,044
Series A, 4.00%, 06/01/20	250	257,555
Series A, 5.00%, 06/01/20	555	579,470
West Virginia Commissioner of Highways RB 5.00%, 09/01/20	200	210,220
Series A, 5.00%, 09/01/20 (ETM)	375	393,911
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/20	95	99,363
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	318,728

		2,065,291

Wisconsin — 2.1%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	125,256
Series S7, 5.00%, 06/01/20	525	547,995
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	102,994
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,312,017
Series 2, 5.00%, 06/01/20 (ETM)	295	307,921
Series 4, 5.00%, 06/01/20 (ETM)	340	354,892

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin COP, 5.00%, 09/01/20	$175	$183,885
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	104,495
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,372
Series 1, 5.00%, 07/01/20	465	486,772
Series 2, 5.00%, 07/01/20	465	486,772
Series A, 5.00%, 07/01/20	195	204,130
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,125,331
Series I, 5.00%, 07/01/20 (NPFGC)	170	177,959
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	355,252

		6,891,043

Total Municipal Debt Obligations — 98.5% (Cost: $327,640,491)		325,933,954

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.56%(d)(e)	153	153,443

Total Short-Term Investments — 0.1% (Cost: $153,443)		153,443

Total Investments in Securities — 98.6% (Cost: $327,793,934)		326,087,397

Other Assets, Less Liabilities — 1.4%		4,747,632

Net Assets — 100.0%		$330,835,029

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 12/31/18 (000)	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: Muni Cash	659	(506)	153	$153,443	$7,402	$180	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

153

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$325,933,954	$—	$325,933,954
Money Market Funds	153,443	—	—	153,443

	$153,443	$325,933,954	$—	$326,087,397

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation

154

Consolidated Schedule of Investments (unaudited) December 31, 2018	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 7.2%
Bajaj Auto Ltd.	168,529	$6,566,270
Eicher Motors Ltd.	17,203	5,706,411
Hero MotoCorp Ltd.	160,823	7,150,825
Mahindra & Mahindra Ltd.	1,153,104	13,276,841
Maruti Suzuki India Ltd.	164,378	17,577,368
Tata Motors Ltd.(a)	2,249,616	5,564,831

		55,842,546

Banks — 27.4%
Axis Bank Ltd.(a)	1,884,262	16,730,703
Axis Bank Ltd., GDR, NVS(a)(b)	62,085	2,784,512
HDFC Bank Ltd., ADR, NVS	168,343	17,438,651
HDFC Bank Ltd.	2,087,463	63,438,663
ICICI Bank Ltd.	7,964,555	41,086,220
IndusInd Bank Ltd.	633,501	14,512,041
Kotak Mahindra Bank Ltd.	1,651,048	29,714,844
State Bank of India(a)	4,635,602	19,647,277
Yes Bank Ltd.	2,289,784	5,962,655

		211,315,566

Chemicals — 2.1%
Asian Paints Ltd.	557,538	10,965,087
UPL Ltd.	453,505	4,925,448

		15,890,535

Construction & Engineering — 4.1%
Larsen & Toubro Ltd.	1,526,046	31,422,580

Construction Materials — 1.7%
Grasim Industries Ltd.	487,951	5,770,284
UltraTech Cement Ltd.	129,356	7,394,590

		13,164,874

Consumer Finance — 1.4%
Bajaj Finance Ltd.	293,060	11,103,454

Diversified Telecommunication Services — 0.5%
Bharti Infratel Ltd.	1,057,507	3,923,144

Electric Utilities — 1.1%
Power Grid Corp. of India Ltd.	2,845,468	8,096,429

Gas Utilities — 0.7%
GAIL India Ltd.	1,115,550	5,757,110

Household Products — 3.0%
Hindustan Unilever Ltd.	883,426	23,025,512

Independent Power and Renewable Electricity Producers — 1.2%
NTPC Ltd.	4,180,880	8,925,878

Insurance — 0.9%
Bajaj Finserv Ltd.	74,926	6,951,113

IT Services — 13.5%
HCL Technologies Ltd.	688,858	9,515,150
Infosys Ltd.	4,700,356	44,364,386
Tata Consultancy Services Ltd.	1,299,374	35,232,829
Tech Mahindra Ltd.	777,900	8,057,558
Wipro Ltd.	1,400,751	6,638,093

		103,808,016

Media — 0.6%
Zee Entertainment Enterprises Ltd.	688,838	4,700,951

Security	Shares	Value

Metals & Mining — 3.2%
Hindalco Industries Ltd.	1,809,848	$5,863,892
JSW Steel Ltd.	1,255,551	5,516,583
Tata Steel Ltd.	936,038	6,985,929
Vedanta Ltd.	2,304,785	6,675,178

		25,041,582

Oil, Gas & Consumable Fuels — 12.7%
Bharat Petroleum Corp. Ltd.	992,614	5,157,498
Coal India Ltd.	2,072,730	7,147,601
Hindustan Petroleum Corp. Ltd.	925,924	3,358,737
Indian Oil Corp. Ltd.	3,002,679	5,894,395
Oil & Natural Gas Corp. Ltd.	3,809,045	8,178,412
Reliance Industries Ltd.	4,233,047	67,984,014

		97,720,657

Pharmaceuticals — 2.4%
Cipla Ltd./India	630,193	4,689,326
Dr. Reddy’s Laboratories Ltd.	150,067	5,624,154
Sun Pharmaceutical Industries Ltd.	1,364,516	8,414,010

		18,727,490

Textiles, Apparel & Luxury Goods — 0.9%
Titan Co. Ltd.	517,079	6,895,374

Thrifts & Mortgage Finance — 8.1%
Housing Development Finance Corp. Ltd.	2,037,961	57,457,861
Indiabulls Housing Finance Ltd.	411,606	5,034,015

		62,491,876

Tobacco — 5.5%
ITC Ltd.	10,600,531	42,765,015

Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	973,985	5,408,780

Wireless Telecommunication Services — 1.0%
Bharti Airtel Ltd.	1,635,823	7,322,133

Total Common Stocks — 99.9% (Cost: $483,126,068)		770,300,615

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	3,687,221	3,687,221

Total Short-Term Investments — 0.5% (Cost: $3,687,221)		3,687,221

Total Investments in Securities — 100.4% (Cost: $486,813,289)		773,987,836

Other Assets, Less Liabilities — (0.4)%		(2,946,929)

Net Assets — 100.0%		$771,040,907

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

155

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,203	(a)	$1,497	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,687,221	3,687,221	3,687,221	170,232		—	—

				$3,687,221	$171,435		$1,497	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	23	03/15/19	$1,112	$(15,255)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$770,300,615	$—	$—	$770,300,615
Money Market Funds	3,687,221	—	—	3,687,221

	$773,987,836	$—	$—	$773,987,836

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,255)	$—	$—	$(15,255)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

156

Schedule of Investments (unaudited) December 31, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
Abacus Property Group	51,594	$118,773
Arena REIT	40,392	68,531
Astro Japan Property Group(a)	9,504	335
Aveo Group	70,092	78,952
BGP Holdings PLC(a)(b)	1,986,852	23
BWP Trust	78,120	194,137
Cedar Woods Properties Ltd.	9,324	33,214
Charter Hall Education Trust	37,584	78,319
Charter Hall Group	73,823	385,628
Charter Hall Long Wale REIT	33,064	99,626
Charter Hall Retail REIT	52,584	165,846
Cromwell Property Group	267,185	186,217
Dexus	161,244	1,205,537
GDI Property Group	81,066	77,045
Goodman Group	255,600	1,912,787
GPT Group (The)	283,521	1,065,857
Growthpoint Properties Australia Ltd.	42,467	111,814
Hotel Property Investments	23,184	51,902
Industria REIT	17,316	33,280
Ingenia Communities Group	33,962	71,728
LendLease Group	93,285	763,773
Mirvac Group	590,616	931,377
New South Resources Ltd.(a)	106,990	132,188
Propertylink Group	70,561	56,878
Rural Funds Group	52,840	79,607
Scentre Group	845,676	2,321,887
Shopping Centres Australasia Property Group	141,804	254,566
Stockland	388,944	963,834
Vicinity Centres	512,647	938,349
Villa World Ltd.	21,096	26,064
Viva Energy REIT	69,912	110,741

		12,518,815

Austria — 0.7%
CA Immobilien Anlagen AG	11,611	366,603
IMMOFINANZ AG	14,704	351,306
S IMMO AG	8,334	138,523

		856,432

Belgium — 1.2%
Aedifica SA	2,898	260,721
Befimmo SA	3,654	202,797
Cofinimmo SA	3,378	418,979
Intervest Offices & Warehouses NV	3,404	80,161
Montea CVA	972	66,446
Retail Estates NV	1,212	106,683
Warehouses De Pauw CVA	2,740	360,833

		1,496,620

British Virgin Islands — 0.1%
MAS Real Estate Inc.(c)	69,048	101,760

Canada — 3.0%
Agellan Commerical REIT	2,736	28,265
Allied Properties REIT	8,028	260,507
Artis REIT	11,729	79,350
Boardwalk REIT	3,565	98,691
Canadian Apartment Properties REIT	11,448	371,318
Choice Properties REIT	21,894	184,668
Cominar REIT	14,503	118,929
Crombie REIT	7,452	68,311

Security	Shares	Value

Canada (continued)
CT REIT	7,488	$63,213
Dream Global REIT	15,579	135,737
Dream Industrial REIT	6,336	44,164
Dream Office REIT	5,078	82,874
Dream Unlimited Corp., Class A(a)	10,764	53,907
First Capital Realty Inc.	28,070	387,406
Granite REIT	3,657	142,473
H&R Real Estate Investment Trust	22,824	345,084
InterRent REIT	8,388	80,146
Killam Apartment REIT	6,660	77,728
Minto Apartment Real Estate Investment Trust	1,044	14,141
Morguard North American REIT	2,844	35,711
Northview Apartment Real Estate Investment Trust	4,536	81,301
NorthWest Healthcare Properties REIT	7,380	51,225
RioCan REIT	24,048	419,053
Slate Office REIT	4,644	20,299
Slate Retail REIT, NVS(a)	3,312	28,493
SmartCentres Real Estate Investment Trust	10,737	242,365
Summit Industrial Income REIT	6,120	42,837
Tricon Capital Group Inc.	21,645	153,566
True North Commercial Real Estate Investment Trust	2,376	9,846

		3,721,608

China — 0.4%
China Merchants Land Ltd.	216,000	30,347
Gemdale Properties & Investment Corp. Ltd.	720,000	68,052
Greenland Hong Kong Holdings Ltd.	142,000	34,642
K Wah International Holdings Ltd.	180,000	85,524
Nam Tai Property Inc.	3,096	26,873
Road King Infrastructure Ltd.	38,000	67,755
Shanghai Zendai Property Ltd.(a)(c)	720,000	11,771
Top Spring International Holdings Ltd.	54,000	14,484
Yuexiu REIT	180,000	115,412
Zhuguang Holdings Group Co. Ltd.(a)(c)	280,000	49,353

		504,213

Finland — 0.1%
Citycon OYJ	55,469	102,406

France — 6.0%
Altarea SCA(c)	571	108,224
Covivio	8,460	814,302
Gecina SA	8,748	1,130,031
ICADE	7,209	548,024
Klepierre SA	33,094	1,019,935
Mercialys SA	9,036	123,644
Nexity SA	7,854	353,745
Unibail-Rodamco-Westfield	15,604	2,415,226
Unibail-Rodamco-Westfield, New(a)	6,325	978,999

		7,492,130

Germany — 8.6%
ADLER Real Estate AG	5,471	81,429
ADO Properties SA(d)	4,446	231,353
alstria office REIT AG	25,308	352,956
Aroundtown SA	113,400	935,952
Deutsche EuroShop AG(c)	8,100	234,636
Deutsche Wohnen SE	56,628	2,589,372
DIC Asset AG	7,157	74,206
Grand City Properties SA	16,523	357,933
Hamborner REIT AG	13,278	127,653
LEG Immobilien AG	10,008	1,042,471

157

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
PATRIZIA Immobilien AG	6,990	$133,044
TAG Immobilien AG	23,232	528,763
TLG Immobilien AG	8,784	243,203
Vonovia SE	82,813	3,747,893

		10,680,864

Hong Kong — 16.1%
Champion REIT	324,000	221,811
Chinese Estates Holdings Ltd.(c)	79,000	85,767
CK Asset Holdings Ltd.	432,000	3,161,642
CSI Properties Ltd.	728,000	28,825
Far East Consortium International Ltd./HK	180,000	77,708
Hang Lung Group Ltd.	144,000	366,743
Hang Lung Properties Ltd.	324,000	617,431
Henderson Land Development Co. Ltd.	248,404	1,237,364
Hongkong Land Holdings Ltd.	187,200	1,179,360
Hysan Development Co. Ltd.	101,000	480,532
Kerry Properties Ltd.	97,500	333,121
Landing International Development Ltd.(a)	216,000	67,868
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	89,000	32,966
Link REIT	342,000	3,463,966
New World Development Co. Ltd.	900,000	1,190,903
Prosperity REIT	180,000	68,971
Sino Land Co. Ltd.	504,000	863,888
Sun Hung Kai Properties Ltd.	244,000	3,477,990
Sunlight REIT	144,000	92,329
Swire Properties Ltd.	166,400	584,467
Wang On Properties Ltd.(c)	648,000	86,076
Wharf Holdings Ltd. (The)	189,000	492,455
Wharf Real Estate Investment Co. Ltd.	180,000	1,077,101
Wheelock & Co. Ltd.	130,000	743,037

		20,032,321

Ireland — 0.3%
Green REIT PLC	110,772	170,949
Hibernia REIT PLC	113,660	162,673
Irish Residential Properties REIT PLC	58,089	89,646

		423,268

Israel — 1.1%
ADO Group Ltd.(a)	2,105	39,924
Airport City Ltd.(a)	11,889	146,130
Alony Hetz Properties & Investments Ltd.	18,000	168,066
Amot Investments Ltd.	22,950	111,410
Azrieli Group Ltd.	5,760	275,148
Bayside Land Corp.	144	61,311
Big Shopping Centers Ltd.	743	41,676
Gazit-Globe Ltd.	14,602	101,600
Jerusalem Economy Ltd.(a)	32,148	82,737
Melisron Ltd.	2,785	116,134
Property & Building Corp. Ltd.(c)	396	29,471
REIT 1 Ltd.	28,764	106,304
Sella Capital Real Estate Ltd.	30,924	48,586

		1,328,497

Italy — 0.1%
Beni Stabili SpA SIIQ	160,272	124,220
Immobiliare Grande Distribuzione SIIQ SpA	8,026	49,379

		173,599

Japan — 29.1%
Activia Properties Inc.	110	445,655
Advance Residence Investment Corp.	216	595,543

Security	Shares	Value

Japan (continued)
Aeon Mall Co. Ltd.	14,480	$230,830
AEON REIT Investment Corp.	216	248,848
Ardepro Co. Ltd.(a)(c)	23,700	9,289
Comforia Residential REIT Inc.	108	275,229
CRE Logistics REIT Inc.	36	32,648
Daibiru Corp.	8,900	88,096
Daito Trust Construction Co. Ltd.	12,000	1,642,255
Daiwa House Industry Co. Ltd.	108,000	3,443,321
Daiwa House REIT Investment Corp.	288	644,958
Daiwa Office Investment Corp.	53	333,801
Frontier Real Estate Investment Corp.	86	340,974
Fukuoka REIT Corp.	125	189,810
Global One Real Estate Investment Corp.	144	157,368
GLP J-REIT	612	624,188
Goldcrest Co. Ltd.	3,600	52,008
Hankyu Hanshin REIT Inc.	108	140,765
Health Care & Medical Investment Corp.	36	36,979
Heiwa Real Estate Co. Ltd.	7,200	114,515
Heiwa Real Estate REIT Inc.	144	160,649
Hoshino Resorts REIT Inc.	36	170,624
Hulic Co. Ltd.	79,200	711,042
Hulic Reit Inc.	164	254,711
Ichigo Hotel REIT Investment Corp.	36	44,658
Ichigo Inc.	39,600	115,138
Ichigo Office REIT Investment	252	222,336
Industrial & Infrastructure Fund Investment Corp.	252	261,383
Invesco Office J-Reit Inc.	1,368	191,269
Invincible Investment Corp.	900	370,779
Japan Excellent Inc.	216	291,964
Japan Hotel REIT Investment Corp.	648	463,047
Japan Logistics Fund Inc.	149	302,577
Japan Prime Realty Investment Corp.	152	577,715
Japan Property Management Center Co. Ltd.	3,600	27,956
Japan Real Estate Investment Corp.	221	1,240,815
Japan Rental Housing Investments Inc.	252	188,572
Japan Retail Fund Investment Corp.	408	816,260
Katitas Co. Ltd.	3,600	85,214
Keihanshin Building Co. Ltd.	7,200	54,140
Kenedix Office Investment Corp.	72	459,372
Kenedix Residential Next Investment Corp.	144	219,580
Kenedix Retail REIT Corp.	87	197,448
LaSalle Logiport REIT	180	174,069
Leopalace21 Corp.	39,600	157,368
MCUBS MidCity Investment Corp.	252	199,367
Mirai Corp.	49	82,266
Mitsubishi Estate Co. Ltd.	219,700	3,463,256
Mitsubishi Estate Logistics REIT Investment Corp.	36	78,914
Mitsui Fudosan Co. Ltd.	158,456	3,531,194
Mitsui Fudosan Logistics Park Inc.	36	101,718
Mori Hills REIT Investment Corp.	252	317,196
Mori Trust Hotel Reit Inc.	36	41,934
Mori Trust Sogo REIT Inc.	158	229,839
Mugen Estate Co. Ltd.	3,000	14,328
Nippon Accommodations Fund Inc.	82	396,117
Nippon Building Fund Inc.	228	1,435,975
Nippon Prologis REIT Inc.	360	760,917
NIPPON REIT Investment Corp.	72	238,873
Nomura Real Estate Holdings Inc.	18,000	330,584
Nomura Real Estate Master Fund Inc.	695	914,715
One REIT Inc.	36	87,215

158

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ooedo Onsen Reit Investment Corp.	36	$26,119
Orix JREIT Inc.	432	718,195
Premier Investment Corp.	216	245,895
Sakura Sogo REIT Investment Corp.	36	26,348
SAMTY Co. Ltd.	3,600	41,245
Samty Residential Investment Corp.	36	28,547
Sekisui House Reit Inc.	576	368,548
Shinoken Group Co. Ltd.	3,600	22,378
Star Asia Investment Corp.	72	68,906
Star Mica Co. Ltd.(c)	2,000	28,018
Starts Proceed Investment Corp.	36	55,617
Sumitomo Realty & Development Co. Ltd.	76,500	2,807,173
Sun Frontier Fudousan Co. Ltd.	3,600	34,912
Takara Leben Co. Ltd.	10,800	29,728
Takara Leben Real Estate Investment Corp.	36	28,415
TOC Co. Ltd.	8,300	55,301
Tokyo Tatemono Co. Ltd.	36,000	374,060
Tokyu Fudosan Holdings Corp.	92,300	455,969
Tokyu REIT Inc.	163	244,541
Tosei Corp.	3,600	27,431
Tosei Reit Investment Corp.	36	37,373
United Urban Investment Corp.	494	766,338
Unizo Holdings Co. Ltd.	4,300	80,070
XYMAX REIT Investment Corp.	36	36,094

		36,237,395

Netherlands — 0.5%
Brack Capital Properties NV(a)	406	38,614
Eurocommercial Properties NV	6,516	200,968
NSI NV	2,916	113,670
Vastned Retail NV	2,655	94,997
Wereldhave NV	6,452	200,543

		648,792

New Zealand — 0.6%
Argosy Property Ltd.	132,852	106,901
Goodman Property Trust	163,472	167,713
Kiwi Property Group Ltd.	228,650	209,283
Precinct Properties New Zealand Ltd.	158,964	157,758
Stride Property Group	63,334	81,964
Vital Healthcare Property Trust	55,476	77,747

		801,366

Norway — 0.2%
Entra ASA(d)	19,326	257,110
Selvaag Bolig ASA	7,416	34,643

		291,753

Singapore — 7.0%
AIMS AMP Capital Industrial REIT(c)	94,285	92,002
Ascendas Hospitality Trust	122,400	69,147
Ascendas REIT	403,236	760,320
Ascott Residence Trust	194,443	154,071
Bukit Sembawang Estates Ltd.	25,200	104,461
Cache Logistics Trust(c)	187,280	95,495
CapitaLand Commercial Trust	442,864	568,607
CapitaLand Ltd.	396,000	903,566
CapitaLand Mall Trust	442,800	734,210
CapitaLand Retail China Trust	97,260	97,046
CDL Hospitality Trusts	121,900	130,575
Chip Eng Seng Corp. Ltd.	93,600	45,324
City Developments Ltd.	97,200	579,064
ESR-REIT	313,299	117,229

Security	Shares	Value

Singapore (continued)
Far East Hospitality Trust	135,700	$60,234
First REIT	97,200	70,244
Fortune REIT	216,000	248,021
Frasers Centrepoint Trust(c)	89,500	142,491
Frasers Commercial Trust	106,400	106,946
Frasers Hospitality Trust	108,000	55,466
Frasers Logistics & Industrial Trust	259,200	195,874
Frasers Property Ltd.	60,700	73,481
GuocoLand Ltd.(c)	54,000	71,313
Keppel DC REIT, NVS	151,024	149,584
Keppel REIT	291,600	243,891
Lippo Malls Indonesia Retail Trust	342,000	45,667
Manulife US Real Estate Investment Trust	198,000	152,460
Mapletree Commercial Trust	300,321	363,558
Mapletree Industrial Trust	198,040	277,517
Mapletree Logistics Trust	366,864	339,141
Mapletree North Asia Commercial Trust(c)	337,800	282,533
OUE Hospitality Trust	183,100	90,005
OUE Ltd.	47,300	49,625
Oxley Holdings Ltd.	108,000	22,979
Parkway Life REIT	64,300	124,071
Sabana Shari’ah Compliant Industrial REIT	136,820	39,149
Soilbuild Business Space REIT	107,480	45,736
SPH REIT	97,100	71,240
Starhill Global REIT	216,000	107,762
Suntec REIT	356,800	465,960
UOL Group Ltd.	86,400	392,381

		8,738,446

South Africa — 0.5%
NEPI Rockcastle PLC	76,012	597,105

Spain — 1.2%
Aedas Homes SAU(a)(d)	3,708	93,932
Inmobiliaria Colonial SOCIMI SA	43,841	407,700
Lar Espana Real Estate SOCIMI SA	11,757	100,128
Merlin Properties SOCIMI SA	58,658	723,187
Metrovacesa SA(a)(d)	7,272	92,191
Quabit Inmobiliaria SA(a)(c)	19,247	28,603

		1,445,741

Sweden — 2.9%
Castellum AB	43,514	801,730
Catena AB	2,844	70,732
Dios Fastigheter AB	13,677	86,929
Fabege AB	43,308	577,189
Fastighets AB Balder, Class B(a)	15,570	442,557
Hembla AB(a)	5,705	95,235
Hemfosa Fastigheter AB	27,093	213,606
Hufvudstaden AB, Class A	18,432	284,614
Klovern AB, Class B	86,756	100,594
Kungsleden AB	29,822	211,576
Nyfosa AB(a)	27,093	130,654
Sagax AB, Class D	12,708	45,438
Victoria Park AB, Class B	3,276	13,376
Wallenstam AB, Class B	31,426	291,367
Wihlborgs Fastigheter AB	21,660	250,172

		3,615,769

Switzerland — 1.8%
Allreal Holding AG, Registered	2,074	322,103
Intershop Holdings AG	219	108,412

159

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Mobimo Holding AG, Registered	1,045	$248,052
PSP Swiss Property AG, Registered	6,372	626,018
Swiss Prime Site AG, Registered	12,051	972,466

		2,277,051

United Kingdom — 7.9%
Assura PLC	385,740	259,395
Big Yellow Group PLC	24,912	277,143
British Land Co. PLC (The)	155,390	1,055,228
Capital & Counties Properties PLC	120,366	354,272
Capital & Regional PLC	85,968	30,164
Civitas Social Housing PLC(c)	30,348	41,164
Derwent London PLC	17,710	643,507
Empiric Student Property PLC	91,844	108,083
F&C Commercial Property Trust Ltd.	129,330	205,234
Grainger PLC	98,013	261,892
Great Portland Estates PLC	45,045	378,121
Hammerson PLC	123,156	516,669
Hansteen Holdings PLC	64,194	75,748
Helical PLC	16,560	67,280
Intu Properties PLC	136,934	197,769
Land Securities Group PLC	119,886	1,228,212
LondonMetric Property PLC	111,877	247,927
LXI REIT PLC	56,979	87,445
NewRiver REIT PLC	49,356	132,948
Picton Property Income Ltd. (The)	91,188	98,949
Primary Health Properties PLC	117,827	166,571
RDI REIT PLC	214,861	78,400
Regional REIT Ltd.(d)	53,795	63,375
Safestore Holdings PLC	33,541	216,366
Schroder REIT Ltd.	86,328	62,890
Segro PLC	160,308	1,201,734
Shaftesbury PLC	37,152	392,966
St. Modwen Properties PLC	32,040	161,592
Triple Point Social Housing Reit PLC(d)	49,536	62,837
Tritax Big Box REIT PLC	235,212	393,330
U & I Group PLC	18,720	49,829
UK Commercial Property REIT Ltd.	110,484	117,073
UNITE Group PLC (The)	42,012	431,262
Workspace Group PLC	20,792	210,124

		9,875,499

Total Common Stocks — 99.5% (Cost: $148,909,202)		123,961,450

Security	Shares	Value

Rights

Austria — 0.0%
BUWOG AG (Expires 11/18/20)(a)(b)(c)	1,869	$62,067

Total Rights — 0.0% (Cost: $65,217)		62,067

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(e)(f)(g)	1,254,606	1,254,731
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(e)(f)	59,698	59,698

		1,314,429

Total Short-Term Investments — 1.1% (Cost: $1,314,354)		1,314,429

Total Investments in Securities — 100.6% (Cost: $150,288,773)		125,337,946

Other Assets, Less Liabilities — (0.6)%		(739,559)

Net Assets — 100.0%		$124,598,387

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,461,323	(1,206,717)	1,254,606	$1,254,731	$34,749	(a)	$204	$195
BlackRock Cash Funds: Treasury, SL Agency Shares	85,658	(25,960)	59,698	59,698	1,614		—	—

				$1,314,429	$36,363		$204	$195

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

160

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Developed Property ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$123,961,092	$335	$23	$123,961,450
Rights	—	—	62,067	62,067
Money Market Funds	1,314,429	—	—	1,314,429

	$125,275,521	$335	$62,090	$125,337,946

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

161

Schedule of Investments (unaudited) December 31, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
Altium Ltd.	988	$15,094
Amcor Ltd./Australia	21,346	199,115
Aristocrat Leisure Ltd.	4,628	71,157
Boral Ltd.	26,650	92,682
Challenger Ltd./Australia	9,854	65,834
Computershare Ltd.	5,200	62,929
Corporate Travel Management Ltd.	728	10,988
CSL Ltd.	2,340	305,025
Domino’s Pizza Enterprises Ltd.(a)	676	19,346
JB Hi-Fi Ltd.	3,016	47,009
Macquarie Group Ltd.	5,902	451,442
NIB Holdings Ltd.	9,438	34,551
Ramsay Health Care Ltd.	1,586	64,458
REA Group Ltd.	494	25,728
Sonic Healthcare Ltd.	6,578	102,389
Star Entertainment Grp Ltd. (The)	17,498	56,173
Washington H Soul Pattinson & Co. Ltd.	1,358	23,796

		1,647,716

Austria — 0.1%
voestalpine AG	2,438	72,741

Belgium — 0.2%
Melexis NV	572	33,283
UCB SA	936	76,290

		109,573

Canada — 15.1%
Alimentation Couche-Tard Inc., Class B	1,092	54,296
Atco Ltd./Canada, Class I, NVS	1,263	35,704
Bank of Montreal	9,386	612,928
Bank of Nova Scotia (The)	21,918	1,092,049
Boyd Group Income Fund	144	11,909
Brookfield Asset Management Inc., Class A	5,902	226,089
CAE Inc.	1,794	32,956
Canadian Imperial Bank of Commerce	8,398	625,208
Canadian National Railway Co.	4,478	331,506
Canadian Natural Resources Ltd.	17,888	431,418
Canadian Tire Corp. Ltd., Class A, NVS	702	73,366
Canadian Utilities Ltd., Class A, NVS	2,288	52,468
Canadian Western Bank	1,861	35,481
Cogeco Communications Inc.	182	8,765
Dollarama Inc.	936	22,252
Empire Co. Ltd., Class A, NVS	1,513	31,937
Finning International Inc.	2,366	41,229
Fortis Inc./Canada	7,419	247,209
Gildan Activewear Inc.	1,222	37,077
Imperial Oil Ltd.	1,638	41,484
Industrial Alliance Insurance & Financial Services Inc.	1,586	50,595
Intact Financial Corp.	1,759	127,746
Laurentian Bank of Canada	1,416	39,469
Loblaw Companies Ltd.	1,587	71,007
Magna International Inc.	3,198	145,102
Manulife Financial Corp.	32,240	457,233
Methanex Corp.	792	38,075
Metro Inc.	1,742	60,379
National Bank of Canada	5,304	217,667
Open Text Corp.	2,080	67,770
Parkland Fuel Corp.	1,872	48,438
Premium Brands Holdings Corp.	390	21,376

Security	Shares	Value

Canada (continued)
Royal Bank of Canada	21,736	$1,487,049
Saputo Inc.	2,054	58,937
SNC-Lavalin Group Inc.	2,002	67,310
Suncor Energy Inc.	20,566	574,155
TELUS Corp.	3,380	111,982
Toromont Industries Ltd.	652	25,902
Toronto-Dominion Bank (The)	25,532	1,268,562
TransCanada Corp.	17,940	640,339
Transcontinental Inc., Class A	1,534	21,677

		9,646,101

China — 1.7%
Beijing Capital International Airport Co. Ltd., Class H	2,000	2,123
China Gas Holdings Ltd.	15,600	55,591
China Medical System Holdings Ltd.	52,000	48,351
China Overseas Land & Investment Ltd.	60,000	206,147
China Resources Gas Group Ltd.	4,000	15,838
China Resources Land Ltd.	52,000	199,915
China State Construction International Holdings Ltd.	52,000	41,311
Guangdong Investment Ltd.	52,000	100,555
Hengan International Group Co. Ltd.	13,000	94,644
Longfor Group Holdings Ltd.	26,000	77,708
Sinopharm Group Co. Ltd., Class H	11,200	47,064
Sunny Optical Technology Group Co. Ltd.(a)	2,600	23,113
Tencent Holdings Ltd.	4,800	192,506

		1,104,866

Denmark — 0.3%
Chr Hansen Holding A/S	494	43,634
DSV A/S	390	25,642
GN Store Nord A/S	442	16,473
Novozymes A/S, Class B	1,690	75,310
Ringkjoebing Landbobank A/S	676	35,209

		196,268

Finland — 0.1%
Huhtamaki OYJ	1,430	44,252
Tieto OYJ	1,586	42,751

		87,003

France — 9.1%
Air Liquide SA	4,238	525,404
Airbus SE	3,510	336,886
Arkema SA, NVS	910	77,978
Atos SE	858	70,109
AXA SA, NVS	45,188	974,141
Capgemini SE	1,092	108,354
Cie. Plastic Omnium SA, NVS	910	20,982
Dassault Systemes SE, NVS	390	46,232
EssilorLuxottica SA, NVS	1,482	187,119
Hermes International, NVS	156	86,455
Ingenico Group SA, NVS	702	39,755
IPSOS, NVS	970	22,776
Legrand SA	2,106	118,688
L’Oreal SA	1,690	388,703
LVMH Moet Hennessy Louis Vuitton SE, NVS	2,080	613,936
Orpea, NVS	234	23,866
Publicis Groupe SA, NVS	3,406	194,990
Rubis SCA	1,222	65,488
Safran SA, NVS	1,976	238,084
Sanofi, NVS	16,900	1,461,693
Sodexo SA, NVS	1,066	109,065
Stef SA	156	13,732

162

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance, NVS	364	$58,089

		5,782,525

Germany — 9.7%
Allianz SE, Registered	7,147	1,430,910
BASF SE	17,862	1,233,304
Bayer AG, Registered	15,626	1,081,775
Bayerische Motoren Werke AG	6,942	561,057
Brenntag AG	2,228	96,019
Continental AG	1,456	200,979
Deutsche Wohnen SE	2,990	136,721
Duerr AG	832	29,037
Fresenius Medical Care AG & Co. KGaA	1,222	79,122
Fresenius SE & Co. KGaA	2,444	118,404
Gerresheimer AG	364	23,822
GRENKE AG	221	18,746
HeidelbergCement AG	2,366	144,376
Henkel AG & Co. KGaA	1,138	111,553
LEG Immobilien AG	858	89,373
Merck KGaA	650	66,859
Norma Group SE	520	25,668
SAP SE	6,682	664,017
TAG Immobilien AG	2,990	68,053
Wirecard AG	130	19,735

		6,199,530

Hong Kong — 3.4%
AIA Group Ltd.	83,200	690,734
CK Infrastructure Holdings Ltd.	14,000	106,037
CLP Holdings Ltd.	26,000	293,894
Hang Seng Bank Ltd.	10,400	233,521
Henderson Land Development Co. Ltd.	27,320	136,088
Hong Kong & China Gas Co. Ltd.	78,268	161,947
Hysan Development Co. Ltd.	3,000	14,273
Minth Group Ltd.	2,000	6,450
MTR Corp. Ltd.	16,500	86,827
New World Development Co. Ltd.	130,000	172,020
NWS Holdings Ltd.	52,000	106,665
Samsonite International SA(b)	15,600	44,333
Swire Properties Ltd.	15,600	54,794
Techtronic Industries Co. Ltd.	14,000	74,387
Wheelock & Co. Ltd.	1,000	5,716

		2,187,686

Hungary — 0.1%
OTP Bank Nyrt	2,132	85,773

India — 1.9%
Godrej Consumer Products Ltd.	3,298	38,294
Hindustan Unilever Ltd.	4,524	117,913
Housing Development Finance Corp. Ltd.	7,306	205,984
Infosys Ltd.	42,192	398,230
ITC Ltd.	25,012	100,904
Maruti Suzuki India Ltd.	624	66,726
Motherson Sumi Systems Ltd.	9,397	22,458
Reliance Capital Ltd.	3,874	12,738
Reliance Industries Ltd., GDR(b)	3,432	109,309
Tata Consultancy Services Ltd.	4,992	135,359
Yes Bank Ltd.	11,908	31,009

		1,238,924

Indonesia — 0.4%
Bank Central Asia Tbk PT	52,000	94,019

Security	Shares	Value

Indonesia (continued)
Bank Rakyat Indonesia Persero Tbk PT	676,000	$172,056

		266,075

Ireland — 0.5%
C&C Group PLC	10,062	31,344
Kerry Group PLC, Class A	598	59,132
Kingspan Group PLC	657	28,074
Paddy Power Betfair PLC	1,066	87,313
Smurfit Kappa Group PLC	3,562	94,712

		300,575

Israel — 0.1%
Azrieli Group Ltd.	754	36,018

Italy — 1.2%
A2A SpA	28,964	52,066
ACEA SpA	1,378	18,919
Assicurazioni Generali SpA	26,910	449,127
De’ Longhi SpA	1,248	31,529
Mediobanca Banca di Credito Finanziario SpA	16,614	140,087
Recordati SpA	1,413	48,927

		740,655

Japan — 13.7%
Aeon Co. Ltd.	5,200	101,877
Aeon Delight Co. Ltd.	100	3,354
Alfresa Holdings Corp.	2,600	66,425
Amano Corp.	2,600	50,429
Asahi Group Holdings Ltd.	2,800	108,948
Astellas Pharma Inc.	18,200	232,487
Bandai Namco Holdings Inc.	300	13,467
Brother Industries Ltd.	5,200	77,302
Chiba Bank Ltd. (The)	10,400	58,202
CKD Corp.	2,600	22,134
COMSYS Holdings Corp.	2,600	63,581
Dai-ichi Life Holdings Inc.	13,000	203,564
Daikin Industries Ltd.	1,300	138,573
Daito Trust Construction Co. Ltd.	900	123,169
Denso Corp.	5,200	231,906
East Japan Railway Co.	2,600	230,129
F@N Communications Inc.	5,200	25,451
Hakuhodo DY Holdings Inc.	2,800	40,195
HIS Co. Ltd.	400	14,529
Hitachi Capital Corp.	3,200	67,491
Horiba Ltd.	100	4,092
Itochu Techno-Solutions Corp.	2,900	56,142
J Front Retailing Co. Ltd.	2,600	29,859
Japan Tobacco Inc.	23,400	558,047
JCU Corp.	2,600	33,011
Kansai Paint Co. Ltd.	2,600	50,097
Kao Corp.	3,100	230,391
KDDI Corp.	24,600	588,346
Kitz Corp.	2,100	16,423
Kobayashi Pharmaceutical Co. Ltd.	100	6,809
Lintec Corp.	2,600	56,045
Maeda Road Construction Co. Ltd.	2,600	54,078
Marui Group Co. Ltd.	2,600	50,547
MINEBEA MITSUMI Inc.	2,600	37,679
Miraca Holdings Inc.	2,600	58,818
Mitsubishi Chemical Holdings Corp.	26,000	197,308
Mitsubishi Gas Chemical Co. Inc.	5,200	78,440
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,400	50,050

163

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MonotaRO Co. Ltd.	400	$9,909
Murata Manufacturing Co. Ltd.	1,300	177,200
NEC Networks & System Integration Corp.	2,600	57,846
NGK Insulators Ltd.	5,200	70,667
NGK Spark Plug Co. Ltd.	2,600	51,945
NHK Spring Co. Ltd.	4,600	40,459
Nifco Inc./Japan	2,600	61,614
Nippon Telegraph & Telephone Corp.	7,800	318,640
Nissan Motor Co. Ltd.	54,600	438,084
Nisshin Seifun Group Inc.	2,600	53,818
Nitto Denko Corp.	2,600	131,357
NSD Co. Ltd.	2,600	50,287
NTT DOCOMO Inc.	20,800	468,742
Obic Co. Ltd.	100	7,738
PALTAC Corp.	200	9,461
Persol Holdings Co. Ltd.	300	4,473
Relo Group Inc.	300	7,036
Sanwa Holdings Corp.	3,300	37,567
SBI Holdings Inc./Japan	2,600	51,163
SCSK Corp.	100	3,546
Sekisui Chemical Co. Ltd.	5,200	77,302
Sekisui House Ltd.	13,000	191,833
Seven & i Holdings Co. Ltd.	5,200	226,693
Seven Bank Ltd.	13,000	37,205
Shimadzu Corp.	2,600	51,519
Shionogi & Co. Ltd.	2,600	148,609
Sohgo Security Services Co. Ltd.	200	9,370
Sojitz Corp.	20,800	72,420
Stanley Electric Co. Ltd.	2,600	73,226
Starts Corp. Inc.	2,600	57,704
Sugi Holdings Co. Ltd.	100	3,960
Sumitomo Electric Industries Ltd.	11,400	151,910
Sumitomo Heavy Industries Ltd.	2,600	77,610
Suzuki Motor Corp.	2,800	142,074
Sysmex Corp.	300	14,426
Tocalo Co. Ltd.	2,600	20,119
Tokai Rika Co. Ltd.	2,800	46,550
Tokio Marine Holdings Inc.	7,800	372,244
Tokyo Century Corp.	200	8,805
Tokyo Electron Ltd.	2,600	296,577
TOTO Ltd.	300	10,418
TS Tech Co. Ltd.	100	2,753
Unicharm Corp.	2,600	84,340
USS Co. Ltd.	3,300	55,614
Valor Holdings Co. Ltd.	400	9,647
West Japan Railway Co.	2,600	183,918
Yakult Honsha Co. Ltd.	300	21,109
Yamaha Motor Co. Ltd.	5,200	102,327
Yokogawa Electric Corp.	2,100	36,386
ZOZO Inc.	2,600	47,633

		8,715,248

Malaysia — 0.3%
Public Bank Bhd	28,600	171,358

Mexico — 0.4%
Alfa SAB de CV, Class A	41,600	49,387
America Movil SAB de CV, Series L, NVS	226,200	160,458
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	2,470	37,152
Grupo Financiero Inbursa SAB de CV, Class O(a)	24,700	35,481

		282,478

Security	Shares	Value

Netherlands — 2.8%
Aalberts Industries NV	1,274	$42,308
ASML Holding NV	1,716	269,059
Koninklijke Ahold Delhaize NV	13,130	331,336
Unilever NV, CVA	21,008	1,138,805

		1,781,508

New Zealand — 0.2%
Ryman Healthcare Ltd.	6,006	43,254
Trade Me Group Ltd.	6,058	25,795
Z Energy Ltd.	11,986	44,124

		113,173

Norway — 0.6%
Bakkafrost P/F	572	27,955
DNB ASA	17,420	277,923
Tomra Systems ASA	792	17,817
Veidekke ASA	3,016	33,751

		357,446

Philippines — 0.1%
Metro Pacific Investments Corp.	234,900	20,727
SM Investments Corp.	3,615	63,074

		83,801

Portugal — 0.2%
Galp Energia SGPS SA	7,800	123,004

Russia — 0.1%
Novatek PJSC, GDR, NVS(c)	546	93,366

Singapore — 0.1%
SATS Ltd.	15,600	53,335

South Africa — 2.3%
Aspen Pharmacare Holdings Ltd.	2,964	27,779
Barloworld Ltd.	3,322	26,590
Capitec Bank Holdings Ltd.	427	33,186
Clicks Group Ltd.	2,068	27,523
Discovery Ltd.	3,310	36,768
FirstRand Ltd.	53,950	245,878
Foschini Group Ltd. (The)	4,394	50,779
JSE Ltd.	1,950	22,443
KAP Industrial Holdings Ltd.	28,210	15,904
Naspers Ltd., Class N	416	83,642
Nedbank Group Ltd.	7,644	145,983
Netcare Ltd.	21,540	39,576
PSG Group Ltd.	1,690	28,760
Remgro Ltd.	5,486	74,268
RMB Holdings Ltd.	15,392	84,423
Sanlam Ltd.	27,716	153,753
SPAR Group Ltd. (The)	3,201	46,174
Standard Bank Group Ltd.	26,962	335,146

		1,478,575

South Korea — 3.1%
Meritz Fire & Marine Insurance Co. Ltd.	1,694	33,172
Samsung Electronics Co. Ltd.	54,574	1,892,825
SK Holdings Co. Ltd.	364	84,818

		2,010,815

Spain — 1.1%
Amadeus IT Group SA	3,250	226,035
Grifols SA	2,782	72,828
Industria de Diseno Textil SA	8,632	220,542
Red Electrica Corp. SA	7,176	159,922

164

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Viscofan SA	676	$37,186

		716,513

Sweden — 2.0%
AAK AB	2,418	33,464
AF AB, Class B	1,487	26,903
Assa Abloy AB, Class B	7,566	134,963
Atrium Ljungberg AB, Class B	1,144	19,613
Castellum AB	4,082	75,209
Hexagon AB, Class B	1,300	59,825
Hexpol AB	3,926	31,020
ICA Gruppen AB	1,144	40,878
Intrum AB(a)	1,404	32,575
Loomis AB, Class B	921	29,710
Peab AB	4,914	40,129
Skandinaviska Enskilda Banken AB, Class A	36,660	356,021
Svenska Handelsbanken AB, Class A	32,318	358,325
Trelleborg AB, Class B	3,380	53,125

		1,291,760

Switzerland — 11.6%
ABB Ltd., Registered	30,420	576,894
Cie. Financiere Richemont SA, Registered	6,340	405,173
Geberit AG, Registered	442	171,411
Givaudan SA, Registered	78	180,085
Helvetia Holding AG, Registered	156	90,913
Nestle SA, Registered	23,161	1,874,871
Novartis AG, Registered	21,918	1,868,522
Partners Group Holding AG(a)	260	157,192
Roche Holding AG, NVS	7,592	1,874,511
Roche Holding AG Bearer	182	44,198
Sika AG, Registered	884	111,733
Sonova Holding AG, Registered	416	67,772

		7,423,275

Taiwan — 3.2%
E.Sun Financial Holding Co. Ltd.	182,738	119,499
Taiwan Semiconductor Manufacturing Co. Ltd.	260,000	1,907,473

		2,026,972

Thailand — 0.2%
Airports of Thailand PCL, NVDR	33,800	66,697
Thanachart Capital PCL, NVDR(a)	23,400	35,754

		102,451

Turkey — 0.1%
BIM Birlesik Magazalar AS	2,002	32,740

United Arab Emirates — 0.1%
DP World Ltd.	1,976	33,790

United Kingdom — 9.5%
Ashtead Group PLC	3,874	80,768
Associated British Foods PLC	2,652	69,004
BAE Systems PLC	55,692	325,707
Barratt Developments PLC	22,386	131,948
BBA Aviation PLC	17,082	47,471
Bellway PLC	2,808	89,943
Bodycote PLC	2,084	19,283
Bovis Homes Group PLC	3,555	39,019
Brewin Dolphin Holdings PLC	8,164	33,522
Britvic PLC	4,290	43,683
Bunzl PLC	2,864	86,411
Burberry Group PLC	3,952	87,352

Security	Shares	Value

United Kingdom (continued)
Close Brothers Group PLC	2,990	$54,836
Compass Group PLC	13,130	275,919
Croda International PLC	1,216	72,556
Daily Mail & General Trust PLC, Class A, NVS	4,342	31,797
Dairy Crest Group PLC	5,720	30,757
DCC PLC	858	65,401
Dechra Pharmaceuticals PLC	624	16,451
Diageo PLC	21,996	782,994
Domino’s Pizza Group PLC	8,450	25,086
DS Smith PLC	24,388	92,964
Experian PLC	7,020	170,320
Ferguson PLC	2,574	164,470
Greencore Group PLC	11,154	25,315
Halma PLC	2,264	39,330
Hill & Smith Holdings PLC	1,066	16,292
Howden Joinery Group PLC	7,144	39,634
Inchcape PLC	8,320	58,439
InterContinental Hotels Group PLC	1,508	81,375
Intertek Group PLC	1,144	69,936
Investec PLC	14,898	83,695
ITV PLC	78,780	125,267
IWG PLC	8,079	21,505
Johnson Matthey PLC	2,091	74,540
Kingfisher PLC	37,206	98,325
Meggitt PLC	11,128	66,753
Micro Focus International PLC	7,774	136,930
Mondi PLC	5,200	108,182
Moneysupermarket.com Group PLC	9,516	33,389
National Express Group PLC	5,606	26,703
Paragon Banking Group PLC	6,527	32,087
PayPoint PLC	2,392	24,646
Pennon Group PLC	8,580	75,706
Prudential PLC	31,434	561,281
QinetiQ Group PLC	7,319	26,697
Rank Group PLC	5,668	9,947
Redrow PLC	5,928	37,100
RELX PLC	20,306	418,055
Renishaw PLC	494	26,676
Rentokil Initial PLC	10,645	45,716
Rightmove PLC	9,724	53,532
Rotork PLC	8,636	27,233
RPC Group PLC	6,890	57,214
RWS Holdings PLC	2,106	12,848
Sage Group PLC (The)	12,376	94,793
Schroders PLC	2,444	76,043
Senior PLC	6,052	14,599
Smiths Group PLC	4,746	82,447
Spectris PLC	1,535	44,554
Spirax-Sarco Engineering PLC	567	45,061
Synthomer PLC	5,122	23,315
Travis Perkins PLC	4,238	57,753
United Utilities Group PLC	12,246	114,821
Victrex PLC	992	28,907
WH Smith PLC	1,768	38,730
Whitbread PLC	1,690	98,558

		6,071,591

Total Common Stocks — 98.2% (Cost: $65,021,015)		62,665,228

165

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,916	$66,871

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,170	127,596
Sartorius AG, Preference Shares, NVS	146	18,175
Sixt SE, Preference Shares, NVS	546	29,960

		175,731

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	14,384	409,296

Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	3,510	64,761

Total Preferred Stocks — 1.1% (Cost: $724,022)		716,659

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	282,669	282,697

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	104,860	$104,860

		387,557

Total Short-Term Investments — 0.6% (Cost: $387,550)		387,557

Total Investments in Securities — 99.9% (Cost: $66,132,587)		63,769,444

Other Assets, Less Liabilities — 0.1%		53,979

Net Assets — 100.0%		$63,823,423

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,109	165,560	282,669	$282,697	$4,385	(a)	$67	$14
BlackRock Cash Funds: Treasury, SL Agency Shares	2,121	102,739	104,860	104,860	730		—	—

				$387,557	$5,115		$67	$14

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	03/15/19	$242	$(2,557)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

166

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$62,665,228	$—	$—	$62,665,228
Preferred Stocks	716,659	—	—	716,659
Money Market Funds	387,557	—	—	387,557

	$63,769,444	$—	$—	$63,769,444

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,557)	$—	$—	$(2,557)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

167

Schedule of Investments (unaudited) December 31, 2018	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.5%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	14,022	$234,282

Canada — 79.1%
AltaGas Ltd., Series K, 5.00%(a)	14,019	192,969
Bank of Montreal
Series 27, 4.00%(a)	47,171	681,075
Series 29, 3.90%(a)	37,730	527,911
Series 31, 3.80%(a)	14,017	197,765
Series 38, 4.85%(a)	28,011	521,130
Series 40, 4.50%(a)	47,171	776,398
Series 42, 4.40%(a)	18,704	301,280
Series 44, 4.85%(a)	37,737	623,884
Bank of Nova Scotia (The)
Series 32, 2.06%(a)	13,039	222,631
Series 34, 5.50%(a)	16,365	306,260
Series 38, 4.85%(a)	47,171	870,684
BCE Inc., Series AK, 2.95%(a)	53,642	605,623
Brookfield Asset Management Inc.
Series 32, 5.06%(a)	13,998	224,862
Series 44, 5.00%(a)	11,617	219,105
Series 46, 4.80%(a)	13,901	259,537
Series 48, 4.75%(a)	14,022	250,811
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	12,851	203,708
Series GG, 4.85%(a)	12,849	185,143
Series T, 5.38%(a)	11,672	170,918
Canadian Imperial Bank of Commerce
Series 39, 3.90%(a)	15,204	210,950
Series 41, 3.75%(a)	10,516	141,825
Series 45, 4.40%(a)	71,969	1,170,326
Series 47, 4.50%(a)	38,955	598,957
Element Fleet Management Corp., Series G, 6.50%(a)	8,038	127,120
Emera Inc.
Series C, 4.72%(a)	23,565	365,604
Series H, 4.90%(a)	28,291	508,525
Enbridge Inc.
Series 03, 4.00%(a)	30,621	352,664
Series 09, 4.40%(a)	14,046	174,829
Series 11, 4.40%(a)	25,573	311,752
Series 13, 4.40%(a)	17,893	219,568
Series 15, 4.40%(a)	14,046	173,390
Series 17, 5.15%(a)	38,312	693,700
Series 19, 4.90%(a)	25,525	411,525
Series B, 3.42%(a)	23,366	262,607
Series D, 4.46%(a)	23,013	281,386
Series F, 4.69%(a)	25,573	329,539
Series H, 4.38%(a)	17,886	208,089
Series N, 5.09%(a)	23,013	312,389
Series P, 4.00%(a)	20,460	243,579
Series R, 4.00%(a)	20,460	242,830
Fairfax Financial Holdings Ltd.
Series K, 4.67%(a)	11,090	166,050
Series M, 4.75%(a)	10,738	183,658
Fortis Inc./Canada, Series M, 4.10%(a)	56,604	808,155
Husky Energy Inc., Series 03, 4.50%(a)	11,675	170,962
Industrial Alliance Insurance & Financial Services Inc.,
Series G, 3.78%(a)	11,673	175,206
Intact Financial Corp., Series 7, 4.90%(a)	23,566	375,455

Security	Shares	Value

Canada (continued)
Kinder Morgan Canada Ltd.
Series 1, 5.25%(a)	28,291	$454,669
Series 3, 5.20%(a)	11,679	182,137
Manulife Financial Corp.
Series 17, 3.90%(a)	16,358	219,775
Series 21, 5.60%(a)	19,888	373,501
Series 23, 4.85%(a)	44,813	800,912
Series 25, 4.70%(a)	23,600	367,357
National Bank of Canada
Series 30, 4.10%(a)	16,358	236,663
Series 32, 3.90%(a)	14,015	190,451
Series 34, 5.60%(a)	18,656	351,593
Series 36, 5.40%(a)	18,656	348,451
Series 40, 4.60%(a)	28,288	437,638
Series 42, 4.95%(a)	28,291	453,219
Pembina Pipeline Corp.
Series 01, 4.91%(a)	11,637	154,217
Series 05, 5.00%(a)	11,675	179,767
Series 13, 5.75%(a)	11,717	216,788
Power Financial Corp., Series V, 5.15%	11,674	189,495
Royal Bank of Canada
Series AJ, 3.52%(a)	15,872	291,455
Series AZ, 4.00%(a)	23,326	337,986
Series BB, 3.90%(a)	43,698	629,330
Series BD, 3.60%(a)	52,438	815,864
Series BK, 5.50%(a)(b)	63,363	1,194,609
Series BM, 5.50%(a)	65,547	1,240,584
Sun Life Financial Inc., Series 04, 4.45%	14,007	207,264
Toronto-Dominion Bank (The)
Series 01, 3.90%(a)	27,519	387,861
Series 03, 3.80%(a)	27,519	393,906
Series 05, 3.75%(a)	27,518	387,847
Series 07, 3.60%(a)	19,298	300,392
Series 09, 3.70%(a)	11,013	175,460
Series 12, 5.50%(a)	38,552	725,708
Series 14, 4.85%(a)	55,073	1,026,621
Series 16, 4.50%(a)	19,298	313,109
Series 18, 4.70%(a)	19,301	314,429
Series 20, 4.75%(a)	22,007	355,934
TransCanada Corp.
Series 01, 3.27%(a)	11,073	134,257
Series 05, 2.26%(a)	29,831	309,711
Series 07, 4.00%(a)	56,238	757,636
Series 09, 4.25%(a)	42,179	578,116
Series 13, 5.50%(a)	46,866	871,918
Series 15, 4.90%(a)	93,733	1,696,500
Westcoast Energy Inc., Series 12, 5.20%(a)	14,023	257,708

		35,423,172

Singapore — 0.7%
City Developments Ltd., Preference Shares(a)(c)	390,729	301,002

Sweden — 3.0%
Klovern AB, Preference Shares	38,784	1,342,983

United Kingdom — 15.6%
Aviva PLC
8.38%	235,839	387,470
8.75%	235,839	393,478
Balfour Beatty PLC, 9.68%(c)	264,219	361,747
Doric Nimrod Air Three Ltd., Preference Shares	518,846	680,626

168

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Preferred Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Doric Nimrod Air Two Ltd., Preference Shares	407,411	$1,120,778
Ecclesiastical Insurance Group PLC, 8.63%	251,049	441,236
General Accident PLC
7.88%	259,423	389,873
8.88%	330,173	552,968
Lloyds Banking Group PLC, 9.25%	707,486	1,226,785
National Westminster Bank PLC, Series A, 9.00%	163,430	288,280
Raven Property Group Ltd., 12.00%	232,897	395,985
RSA Insurance Group PLC, 7.38%	294,802	431,779
Standard Chartered PLC, 7.38%	226,493	328,990

		6,999,995

Total Preferred Stocks — 98.9% (Cost: $52,197,167)		44,301,434

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	77,069	77,069

Total Short-Term Investments — 0.2% (Cost: $77,069)		77,069

Total Investments in Securities — 99.1% (Cost: $52,274,236)		44,378,503

Other Assets, Less Liabilities — 0.9%		404,521

Net Assets — 100.0%		$44,783,024

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Convertible preferred stock.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$733	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	101,476	(24,407)	77,069	77,069	969		—	—

				$77,069	$1,702		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

169

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® International Preferred Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Preferred Stocks	$44,301,434	$—	$—	$44,301,434
Money Market Funds	77,069	—	—	77,069

	$44,378,503	$—	$—	$44,378,503

170

Schedule of Investments (unaudited) December 31, 2018	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	11,700	$322,479

Airlines — 0.8%
ANA Holdings Inc.	11,700	420,268
Japan Airlines Co. Ltd.	11,700	414,936

		835,204

Auto Components — 3.1%
Aisin Seiki Co. Ltd.	6,500	226,314
Bridgestone Corp.	22,100	853,261
Daikyonishikawa Corp.	1,300	12,820
Denso Corp.	15,600	695,719
Koito Manufacturing Co. Ltd.	3,900	201,905
NGK Spark Plug Co. Ltd.	6,500	129,864
NHK Spring Co. Ltd.	6,500	57,171
Nifco Inc./Japan	2,600	61,614
NOK Corp.	3,900	54,600
Stanley Electric Co. Ltd.	5,200	146,452
Sumitomo Electric Industries Ltd.	26,000	346,461
Sumitomo Rubber Industries Ltd.	6,500	77,018
Topre Corp.	1,300	25,961
Toyoda Gosei Co. Ltd.	2,600	51,543
Toyota Boshoku Corp.	2,600	38,888
Toyota Industries Corp.	5,200	241,243
TPR Co. Ltd.	1,300	26,565
TS Tech Co. Ltd.	1,600	44,041
Yokohama Rubber Co. Ltd. (The)	3,900	73,404

		3,364,844

Automobiles — 5.3%
Honda Motor Co. Ltd.	59,800	1,577,643
Isuzu Motors Ltd.	22,100	311,916
Mazda Motor Corp.	22,100	228,624
Nissan Motor Co. Ltd.	84,500	677,987
Subaru Corp.	22,100	475,377
Suzuki Motor Corp.	13,000	659,627
Toyota Motor Corp.	26,084	1,522,983
Yamaha Motor Co. Ltd.	10,400	204,654

		5,658,811

Banks — 5.9%
Aozora Bank Ltd.	4,200	125,370
Chiba Bank Ltd. (The)	24,700	138,229
Concordia Financial Group Ltd.	44,200	170,008
Hiroshima Bank Ltd. (The)	10,400	55,263
Kyushu Financial Group Inc.	15,600	59,149
Mebuki Financial Group Inc.	37,700	100,336
Mitsubishi UFJ Financial Group Inc.	323,700	1,587,005
Mizuho Financial Group Inc.	951,600	1,477,077
Resona Holdings Inc.	76,700	369,606
Seven Bank Ltd.	23,400	66,970
Shinsei Bank Ltd.	5,200	62,041
Shizuoka Bank Ltd. (The)	16,900	132,624
Sumitomo Mitsui Financial Group Inc.	44,200	1,468,432
Sumitomo Mitsui Trust Holdings Inc.	14,304	524,365

		6,336,475

Beverages — 1.4%
Asahi Group Holdings Ltd.	14,300	556,412
Kirin Holdings Co. Ltd.	32,500	680,866

Security	Shares	Value

Beverages (continued)
Suntory Beverage & Food Ltd.	5,200	$235,082

		1,472,360

Building Products — 1.5%
AGC Inc./Japan	7,800	243,850
Aica Kogyo Co. Ltd.	2,600	87,208
Daikin Industries Ltd.	9,500	1,012,646
Nichias Corp.	1,300	22,288
Sanwa Holdings Corp.	6,500	73,996
TOTO Ltd.	5,500	190,995

		1,630,983

Capital Markets — 1.2%
Daiwa Securities Group Inc.	55,900	283,589
Japan Exchange Group Inc.	19,500	316,187
Matsui Securities Co. Ltd.	2,600	27,371
Nomura Holdings Inc.	130,000	498,601
SBI Holdings Inc./Japan	7,800	153,490
Tokai Tokyo Financial Holdings Inc.	7,800	33,414

		1,312,652

Chemicals — 4.6%
Air Water Inc.	6,500	98,642
Asahi Kasei Corp.	49,400	508,791
Daicel Corp.	10,400	107,209
Denka Co. Ltd.	2,600	73,700
DIC Corp.	2,600	79,862
Hitachi Chemical Co. Ltd.	3,900	59,007
JSR Corp.	6,500	98,050
Kansai Paint Co. Ltd.	7,800	150,291
Kuraray Co. Ltd.	11,700	165,292
Mitsubishi Chemical Holdings Corp.	46,800	355,154
Mitsubishi Gas Chemical Co. Inc.	7,800	117,659
Mitsui Chemicals Inc.	6,500	147,163
Nihon Parkerizing Co. Ltd.	3,900	45,215
Nippon Paint Holdings Co. Ltd.	5,200	178,207
Nissan Chemical Corp.	3,900	204,749
Nitto Denko Corp.	5,400	272,818
NOF Corp.	2,600	88,985
Shin-Etsu Chemical Co. Ltd.	11,700	910,279
Showa Denko KK	5,200	154,983
Sumitomo Chemical Co. Ltd.	55,000	267,192
Taiyo Nippon Sanso Corp.	5,200	85,122
Teijin Ltd.	6,500	104,092
Toray Industries Inc.	54,600	384,188
Tosoh Corp.	10,400	135,741
Ube Industries Ltd.	3,900	79,411
Zeon Corp.	6,500	59,600

		4,931,402

Commercial Services & Supplies — 0.9%
Aeon Delight Co. Ltd.	1,300	43,604
Park24 Co. Ltd.	3,900	85,774
Pilot Corp.	1,300	63,155
Secom Co. Ltd.	7,800	647,944
Sohgo Security Services Co. Ltd.	2,600	121,806

		962,283

Construction & Engineering — 1.5%
COMSYS Holdings Corp.	2,600	63,581
Hazama Ando Corp.	6,500	43,011
Kajima Corp.	19,500	262,690
Kumagai Gumi Co. Ltd.	1,300	39,101
Kyowa Exeo Corp.	2,600	61,093

171

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kyudenko Corp.	1,300	$49,410
Maeda Corp.	5,200	48,675
Maeda Road Construction Co. Ltd.	2,600	54,078
Nippo Corp.	2,600	50,073
Nishimatsu Construction Co. Ltd.	1,300	29,658
Obayashi Corp.	24,700	223,778
Penta-Ocean Construction Co. Ltd.	9,100	50,512
Shimizu Corp.	24,700	201,490
Sumitomo Mitsui Construction Co. Ltd.	5,220	31,782
Taisei Corp.	8,200	351,648
Toda Corp.	9,100	56,898
Tokyu Construction Co. Ltd.	2,600	23,627

		1,641,105
Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,900	120,681

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	5,200	92,611
Hitachi Capital Corp.	1,300	27,418
Orient Corp.(a)	19,500	23,816

		143,845
Distributors — 0.1%
PALTAC Corp.	1,300	61,496

Diversified Financial Services — 0.9%
Financial Products Group Co. Ltd.	2,600	26,589
Fuyo General Lease Co. Ltd.	1,300	66,354
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,900	81,331
ORIX Corp.	46,800	684,841
Tokyo Century Corp.	1,300	57,230
Zenkoku Hosho Co. Ltd.	1,300	40,819

		957,164
Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	39,000	1,593,201

Electric Utilities — 1.0%
Chubu Electric Power Co. Inc.	20,800	296,222
Kansai Electric Power Co. Inc. (The)	28,600	430,114
Kyushu Electric Power Co. Inc.	14,300	170,612
Tohoku Electric Power Co. Inc.	16,900	223,352

		1,120,300
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	5,200	153,799
Furukawa Electric Co. Ltd.	2,600	65,453
Mitsubishi Electric Corp.	70,200	778,365
Nidec Corp.	8,400	955,111

		1,952,728
Electronic Equipment, Instruments & Components — 5.3%
Alps Electric Co. Ltd.	6,500	126,487
Hamamatsu Photonics KK	5,200	175,126
Hirose Electric Co. Ltd.	1,407	138,116
Hitachi High-Technologies Corp.	2,600	81,876
Hitachi Ltd.	31,200	834,777
Horiba Ltd.	1,300	53,202
Keyence Corp.	3,272	1,660,529
Kyocera Corp.	10,400	522,109
Murata Manufacturing Co. Ltd.	7,800	1,063,200
Omron Corp.	7,800	284,373
Shimadzu Corp.	9,100	180,316
TDK Corp.	3,900	274,420

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yaskawa Electric Corp.	7,800	$191,810
Yokogawa Electric Corp.	6,500	112,624

		5,698,965
Energy Equipment & Services — 0.0%
Modec Inc.	1,300	26,933

Entertainment — 1.9%
Capcom Co. Ltd.	2,600	51,472
COLOPL Inc.	2,600	17,868
Daiichikosho Co. Ltd.	1,300	61,614
DeNA Co. Ltd.	3,900	65,192
GungHo Online Entertainment Inc.(b)	18,200	33,177
Konami Holdings Corp.	2,600	113,868
Nexon Co. Ltd.(b)	18,200	234,395
Nintendo Co. Ltd.	4,300	1,147,751
Square Enix Holdings Co. Ltd.	2,600	70,785
Toho Co. Ltd./Tokyo	5,200	188,634

		1,984,756
Food & Staples Retailing — 2.7%
Aeon Co. Ltd.	27,300	534,853
Ain Holdings Inc.	1,300	93,251
Cosmos Pharmaceutical Corp.	300	50,175
Create SD Holdings Co. Ltd.	1,300	31,245
FamilyMart UNY Holdings Co. Ltd.	2,200	278,923
Kobe Bussan Co. Ltd.	1,300	38,450
Lawson Inc.	1,300	82,350
Matsumotokiyoshi Holdings Co. Ltd.	2,800	85,877
Seven & i Holdings Co. Ltd.	29,900	1,303,484
Sugi Holdings Co. Ltd.	1,300	51,483
Sundrug Co. Ltd.	2,600	77,610
Tsuruha Holdings Inc.	1,400	120,202
Welcia Holdings Co. Ltd.	1,300	58,770
Yaoko Co. Ltd.	1,300	71,093

		2,877,766
Food Products — 2.2%
Ajinomoto Co. Inc.	15,600	278,259
Calbee Inc.	2,600	81,520
Ezaki Glico Co. Ltd.	2,600	132,234
Kewpie Corp.	3,900	87,338
Kikkoman Corp.	5,200	280,108
Maruha Nichiro Corp.	1,300	43,782
MEIJI Holdings Co. Ltd.	5,200	424,664
Morinaga & Co. Ltd./Japan	1,300	56,045
NH Foods Ltd.	2,600	97,990
Nichirei Corp.	3,900	107,529
Nippon Suisan Kaisha Ltd.	9,100	50,926
Nissin Foods Holdings Co. Ltd.	2,600	163,515
Toyo Suisan Kaisha Ltd.	3,900	136,321
Yakult Honsha Co. Ltd.	5,600	394,039

		2,334,270
Gas Utilities — 0.8%
Nippon Gas Co. Ltd.	1,300	47,277
Osaka Gas Co. Ltd.	13,000	238,044
Toho Gas Co. Ltd.	3,900	164,759
Tokyo Gas Co. Ltd.	14,300	363,055

		813,135
Health Care Equipment & Supplies — 2.1%
Asahi Intecc Co. Ltd.	3,900	164,936
Hoya Corp.	14,300	862,184

172

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nihon Kohden Corp.	2,600	$84,601
Olympus Corp.	10,400	319,920
Sysmex Corp.	5,600	269,294
Terumo Corp.	10,400	589,980

		2,290,915
Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	7,800	199,274
Medipal Holdings Corp.	7,800	167,425
Ship Healthcare Holdings Inc.	1,300	48,047
Toho Holdings Co. Ltd.(a)	2,600	63,700

		478,446
Health Care Technology — 0.2%
M3 Inc.	14,300	192,118

Hotels, Restaurants & Leisure — 0.9%
Oriental Land Co. Ltd./Japan	7,800	785,936
Resorttrust Inc.	2,600	38,177
Skylark Holdings Co. Ltd.(a)	6,500	102,789
Zensho Holdings Co. Ltd.	2,600	63,036

		989,938
Household Durables — 3.4%
Casio Computer Co. Ltd.	6,500	77,255
Fujitsu General Ltd.	2,600	33,366
Haseko Corp.	10,400	109,484
Iida Group Holdings Co. Ltd.	5,200	90,099
Panasonic Corp.	80,600	727,725
Pressance Corp.	1,300	15,522
Rinnai Corp.	1,300	85,786
Sekisui Chemical Co. Ltd.	15,600	231,906
Sekisui House Ltd.	24,700	364,483
Sony Corp.	36,400	1,767,000
Starts Corp. Inc.	1,300	28,852
Sumitomo Forestry Co. Ltd.	5,200	68,250

		3,599,728
Household Products — 0.8%
Lion Corp.	10,400	215,176
Pigeon Corp.	3,900	167,069
Unicharm Corp.	15,600	506,042

		888,287
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	5,200	123,513

Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	4,100	167,229
Seibu Holdings Inc.	9,100	158,751

		325,980
Insurance — 2.9%
Dai-ichi Life Holdings Inc.	40,300	631,048
MS&AD Insurance Group Holdings Inc.	18,200	519,550
Sompo Holdings Inc.	13,000	442,200
Sony Financial Holdings Inc.	5,200	97,398
T&D Holdings Inc.	22,100	257,630
Tokio Marine Holdings Inc.	24,700	1,178,774

		3,126,600
Interactive Media & Services — 0.2%
Dip Corp.	1,300	21,340
Kakaku.com Inc.	5,200	92,042
Mixi Inc.	1,300	27,276

Security	Shares	Value

Interactive Media & Services (continued)
Yahoo Japan Corp.	46,800	$116,877

		257,535
Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.(b)	32,500	218,019
ZOZO Inc.	7,800	142,898

		360,917
IT Services — 1.3%
Fujitsu Ltd.	6,500	405,647
GMO Internet Inc.	2,600	34,859
Itochu Techno-Solutions Corp.	2,600	50,334
Nihon Unisys Ltd.	2,600	58,083
Nomura Research Institute Ltd.	3,988	148,121
NS Solutions Corp.	1,300	31,281
NTT Data Corp.	18,200	199,891
Obic Co. Ltd.	2,600	201,194
Otsuka Corp.	3,900	107,351
SCSK Corp.	1,300	46,092
TIS Inc.	2,600	102,493

		1,385,346
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	7,800	350,135
Heiwa Corp.	2,600	52,893
Shimano Inc.	2,700	381,935
Yamaha Corp.	3,900	166,358

		951,321
Machinery — 5.2%
Amada Holdings Co. Ltd.	10,400	93,654
Daifuku Co. Ltd.	3,900	178,444
DMG Mori Co. Ltd.	3,900	44,113
Ebara Corp.	2,600	58,557
FANUC Corp.	6,900	1,048,380
Harmonic Drive Systems Inc.	1,300	35,665
Hino Motors Ltd.	9,100	86,260
Hitachi Construction Machinery Co. Ltd.	2,600	60,951
Hoshizaki Corp.	2,600	158,301
JTEKT Corp.	6,500	72,634
Kawasaki Heavy Industries Ltd.	5,200	111,474
Komatsu Ltd.	32,500	700,713
Kubota Corp.	37,700	536,559
Makita Corp.	9,100	323,889
MINEBEA MITSUMI Inc.	13,000	188,397
MISUMI Group Inc.	9,100	192,343
Mitsubishi Heavy Industries Ltd.	11,700	421,868
Nabtesco Corp.	3,900	85,170
NGK Insulators Ltd.	9,100	123,667
NSK Ltd.	14,300	123,691
OSG Corp.	3,900	75,750
SMC Corp./Japan	2,100	636,230
Sumitomo Heavy Industries Ltd.	3,900	116,415
Tadano Ltd.	3,900	35,511
Takeuchi Manufacturing Co. Ltd.	1,300	20,072
THK Co. Ltd.	3,900	73,297
Tsubakimoto Chain Co.	600	19,769

		5,621,774
Media — 0.7%
CyberAgent Inc.	3,900	150,895
Dentsu Inc.	7,800	348,713
Hakuhodo DY Holdings Inc.	9,100	130,634

173

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Nippon Television Holdings Inc.	6,500	$95,798

		726,040
Metals & Mining — 1.4%
Dowa Holdings Co. Ltd.	1,300	39,101
Hitachi Metals Ltd.	7,800	81,757
JFE Holdings Inc.	19,525	312,678
Mitsubishi Materials Corp.	5,200	137,210
Nippon Light Metal Holdings Co. Ltd.	22,100	44,919
Nippon Steel & Sumitomo Metal Corp.	32,504	560,669
Sumitomo Metal Mining Co. Ltd.	9,300	249,845
Tokyo Steel Manufacturing Co. Ltd.	3,900	31,637

		1,457,816
Multiline Retail — 0.7%
Don Quijote Holdings Co. Ltd.	3,900	242,428
Izumi Co. Ltd.	1,300	60,548
J Front Retailing Co. Ltd.	9,100	104,507
Marui Group Co. Ltd.	6,500	126,368
Ryohin Keikaku Co. Ltd.	800	193,593
Seria Co. Ltd.	1,500	50,859

		778,303
Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	2,600	53,652
Idemitsu Kosan Co. Ltd.	5,200	171,098
Inpex Corp.	39,000	348,961
JXTG Holdings Inc.	120,900	635,492

		1,209,203
Paper & Forest Products — 0.2%
Oji Holdings Corp.	31,200	160,671

Personal Products — 2.5%
Ci:z Holdings Co. Ltd.	1,300	69,672
Kao Corp.	16,900	1,256,005
Kobayashi Pharmaceutical Co. Ltd.	2,600	177,022
Kose Corp.	1,300	204,512
Pola Orbis Holdings Inc.	2,600	70,359
Shiseido Co. Ltd.	14,300	898,287

		2,675,857
Pharmaceuticals — 5.5%
Astellas Pharma Inc.	65,040	830,821
Chugai Pharmaceutical Co. Ltd.	7,800	453,575
Daiichi Sankyo Co. Ltd.	20,803	665,719
Eisai Co. Ltd.	9,100	705,174
Hisamitsu Pharmaceutical Co. Inc.	2,600	143,846
Kaken Pharmaceutical Co. Ltd.	1,300	57,645
Kyowa Hakko Kirin Co. Ltd.	9,100	172,271
Mitsubishi Tanabe Pharma Corp.	6,500	93,666
Ono Pharmaceutical Co. Ltd.	16,900	345,810
Otsuka Holdings Co. Ltd.	13,000	532,370
Santen Pharmaceutical Co. Ltd.	13,000	187,923
Sawai Pharmaceutical Co. Ltd.	1,300	61,970
Shionogi & Co. Ltd.	9,100	520,130
Sumitomo Dainippon Pharma Co. Ltd.	5,200	165,647
Takeda Pharmaceutical Co. Ltd.(a)	28,600	965,802
Tsumura & Co.	1,300	36,198

		5,938,567
Professional Services — 1.4%
en-japan Inc.	1,300	40,464
Meitec Corp.	1,300	52,905
Nihon M&A Center Inc.	5,200	105,029

Security	Shares	Value

Professional Services (continued)
Persol Holdings Co. Ltd.	6,500	$96,924
Recruit Holdings Co. Ltd.	48,100	1,167,263
TechnoPro Holdings Inc.	1,300	53,616

		1,516,201
Real Estate Management & Development — 3.7%
Aeon Mall Co. Ltd.	3,900	62,171
Daito Trust Construction Co. Ltd.	2,900	396,878
Daiwa House Industry Co. Ltd.	22,100	704,606
Hulic Co. Ltd.	14,300	128,383
Ichigo Inc.	9,100	26,459
Leopalace21 Corp.	9,100	36,163
Mitsubishi Estate Co. Ltd.	49,400	778,720
Mitsui Fudosan Co. Ltd.	37,700	840,145
Nomura Real Estate Holdings Inc.	5,200	95,502
Open House Co. Ltd.	1,300	43,959
Relo Group Inc.	3,900	91,462
Sumitomo Realty & Development Co. Ltd.	16,000	587,121
Tokyo Tatemono Co. Ltd.	7,800	81,046
Tokyu Fudosan Holdings Corp.	19,500	96,331

		3,968,946
Road & Rail — 4.9%
Central Japan Railway Co.	6,500	1,372,397
East Japan Railway Co.	13,000	1,150,645
Hankyu Hanshin Holdings Inc.	9,100	302,739
Hitachi Transport System Ltd.	1,300	36,968
Keio Corp.	4,100	238,791
Keisei Electric Railway Co. Ltd.	5,200	163,041
Kintetsu Group Holdings Co. Ltd.	6,500	282,596
Nagoya Railroad Co. Ltd.	7,800	205,886
Nippon Express Co. Ltd.	2,600	145,030
Odakyu Electric Railway Co. Ltd.	11,700	257,749
Sankyu Inc.	1,300	58,948
Sotetsu Holdings Inc.	2,600	77,492
Tobu Railway Co. Ltd.	7,800	210,649
Tokyu Corp.	19,500	319,031
West Japan Railway Co.	6,600	466,870

		5,288,832
Semiconductors & Semiconductor Equipment — 1.0%
Advantest Corp.	3,900	79,767
Disco Corp.	1,300	152,258
Renesas Electronics Corp.(b)	7,800	35,547
SCREEN Holdings Co. Ltd.	1,400	58,761
SUMCO Corp.	7,800	87,231
Tokyo Electron Ltd.	5,200	593,155
Ulvac Inc.	1,300	37,798

		1,044,517
Software — 0.3%
Oracle Corp. Japan	1,300	82,942
Trend Micro Inc./Japan(b)	3,900	212,214

		295,156
Specialty Retail — 1.4%
ABC-Mart Inc.	1,300	72,041
Adastria Co. Ltd.	1,300	21,979
Bic Camera Inc.	3,900	49,552
Fast Retailing Co. Ltd.	1,000	513,786
Hikari Tsushin Inc.	600	93,898
K’s Holdings Corp.	7,800	76,781
Nitori Holdings Co. Ltd.	2,800	350,399
Nojima Corp.	1,300	26,364

174

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Shimamura Co. Ltd.	600	$45,937
United Arrows Ltd.	1,300	41,649
USS Co. Ltd.	9,100	153,360

		1,445,746
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	9,100	135,279
Canon Inc.	37,750	1,032,564
Konica Minolta Inc.	15,600	141,191
NEC Corp.	9,700	288,662
Seiko Epson Corp.	9,100	128,394

		1,726,090
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	6,500	83,238

Tobacco — 0.9%
Japan Tobacco Inc.	41,600	992,083

Trading Companies & Distributors — 4.5%
Hanwa Co. Ltd.	1,500	38,677
ITOCHU Corp.	49,400	840,631
Iwatani Corp.	1,500	50,175
Kanamoto Co. Ltd.	1,300	34,231
Kanematsu Corp.	2,600	31,637
Marubeni Corp.	68,900	485,060
Mitsubishi Corp.	49,400	1,359,778
Mitsui & Co. Ltd.	57,200	881,343
MonotaRO Co. Ltd.	3,900	96,616
Sojitz Corp.	39,000	135,788
Sumitomo Corp.	41,600	592,065
Toyota Tsusho Corp.	7,800	230,698

		4,776,699

Security	Shares	Value

Wireless Telecommunication Services — 3.9%
KDDI Corp.	61,100	$1,461,299
NTT DOCOMO Inc.	50,700	1,142,558
SoftBank Group Corp.	23,900	1,591,300

		4,195,157

Total Common Stocks — 99.7% (Cost: $108,951,453)		107,025,378

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	1,192,112	1,192,231
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	51,093	51,093

		1,243,324

Total Short-Term Investments — 1.2% (Cost: $1,243,319)		1,243,324

Total Investments in Securities — 100.9% (Cost: $110,194,772)		108,268,702

Other Assets, Less Liabilities — (0.9)%		(953,585)

Net Assets — 100.0%		$107,315,117

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	505,794	686,318	1,192,112	$1,192,231	$7,934	(a)	$13	$47
BlackRock Cash Funds: Treasury, SL Agency Shares	5,816	45,277	51,093	51,093	741		—	—

				$1,243,324	$8,675		$13	$47

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

175

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® JPX-Nikkei 400 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$107,025,378	$—	$—	$107,025,378
Money Market Funds	1,243,324	—	—	1,243,324

	$108,268,702	$—	$—	$108,268,702

176

Schedule of Investments (unaudited) December 31, 2018	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 31.8%
Ambev SA, ADR	11,299,583	$44,294,365
B3 SA - Brasil, Bolsa, Balcao	5,285,750	36,563,493
Banco do Brasil SA	3,089,200	37,055,256
BRF SA, ADR, NVS(a)(b)	1,936,963	11,001,950
CCR SA	2,854,400	8,248,540
Cielo SA	2,861,616	6,563,831
Embraer SA, ADR, NVS	451,754	9,997,316
Kroton Educacional SA	3,970,900	9,087,759
Petroleo Brasileiro SA, ADR, NVS(b)	3,820,663	49,706,826
Ultrapar Participacoes SA	1,113,400	15,282,947
Vale SA, ADR, NVS	8,002,885	105,558,053

		333,360,336
Chile — 9.3%
Banco de Chile	75,739,082	10,822,830
Banco Santander Chile, ADR	398,572	11,917,303
Cencosud SA	3,457,132	6,258,704
Empresas CMPC SA	2,889,901	9,186,474
Empresas COPEC SA	934,942	11,219,035
Enel Americas SA, ADR, NVS	1,414,102	12,613,790
Enel Chile SA	70,262,579	6,780,238
LATAM Airlines Group SA, ADR, NVS(b)	747,721	7,701,526
SACI Falabella	1,622,675	11,900,240
Sociedad Quimica y Minera de Chile SA, ADR(b)	238,107	9,119,498

		97,519,638
Colombia — 2.0%
Bancolombia SA, ADR, NVS	290,360	11,062,716
Ecopetrol SA, ADR, NVS	632,357	10,041,829

		21,104,545
Mexico — 21.5%
Alfa SAB de CV, Class A	7,791,900	9,250,378
America Movil SAB de CV, Series L, NVS	59,913,700	42,500,509
Cemex SAB de CV, CPO(a)	38,859,615	18,725,623
Fibra Uno Administracion SA de CV	7,746,100	8,590,280
Fomento Economico Mexicano SAB de CV	4,771,200	40,878,176
Grupo Financiero Banorte SAB de CV, Class O	7,401,400	35,996,501
Grupo Mexico SAB de CV, Series B	9,187,000	18,864,984
Grupo Televisa SAB, CPO	5,611,100	14,057,844
Infraestructura Energetica Nova SAB de CV	1,340,100	4,985,801
Wal-Mart de Mexico SAB de CV	12,549,600	31,842,768

		225,692,864
Peru — 4.3%
Credicorp Ltd.	172,009	38,129,235

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	218,438	$6,721,337

		44,850,572

Total Common Stocks — 68.9%
(Cost: $939,298,824)		722,527,955

Preferred Stocks

Brazil — 30.4%
Banco Bradesco SA, ADR, Preference Shares, NVS(b)	8,624,279	85,294,118
Cia. Energetica de Minas Gerais, ADR, Preference Shares, NVS(b)	2,494,660	8,880,990
Gerdau SA, ADR, Preference Shares, NVS(b)	2,678,974	10,072,942
Itau Unibanco Holding SA, ADR, Preference Shares, NVS	12,438,330	113,686,336
Itausa-Investimentos Itau SA, Preference Shares, NVS	11,762,423	36,661,310
Petroleo Brasileiro SA, Preference Shares, ADR, NVS	5,607,948	64,996,117

		319,591,813

Total Preferred Stocks — 30.4%
(Cost: $386,210,634)		319,591,813

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	48,051,491	48,056,297
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	838,639	838,639

		48,894,936

Total Short-Term Investments — 4.7%
(Cost: $48,891,313)		48,894,936

Total Investments in Securities — 104.0%
(Cost: $1,374,400,771)		1,091,014,704

Other Assets, Less Liabilities — (4.0)%		(41,803,628)

Net Assets — 100.0%		$1,049,211,076

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

177

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	45,133,933	2,917,558	48,051,491	$48,056,297	$565,237	(a)	$3,257	$7,504
BlackRock Cash Funds: Treasury, SL Agency Shares	9,886,029	(9,047,390)	838,639	838,639	21,372		—	—

				$48,894,936	$586,609		$3,257	$7,504

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$722,527,955	$—	$—	$722,527,955
Preferred Stocks	319,591,813	—	—	319,591,813
Money Market Funds	48,894,936	—	—	48,894,936

	$1,091,014,704	$—	$—	$1,091,014,704

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

178

Schedule of Investments (unaudited) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Air Industries Group(a)(b)	53,173	$38,019
Arotech Corp.(a)(b)	66,127	173,253
CPI Aerostructures Inc.(a)(b)	26,175	166,735
Ducommun Inc.(a)	27,523	999,635
Innovative Solutions & Support Inc.(a)(b)	36,237	79,903
KeyW Holding Corp. (The)(a)(b)	123,002	822,883
National Presto Industries Inc.	12,584	1,471,321
SIFCO Industries Inc.(a)	9,323	32,164
Sparton Corp.(a)	24,641	448,220
Vectrus Inc.(a)	28,166	607,822
Virtra Inc.(a)(b)	18,110	55,598

		4,895,553

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)(b)	70,818	1,439,730
Radiant Logistics Inc.(a)	103,062	438,013

		1,877,743

Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	28,306	218,239

Auto Components — 0.8%
Horizon Global Corp.(a)(b)	62,680	89,632
Modine Manufacturing Co.(a)	126,774	1,370,427
Motorcar Parts of America Inc.(a)(b)	49,430	822,515
Shiloh Industries Inc.(a)	37,478	218,497
Stoneridge Inc.(a)	69,922	1,723,577
Strattec Security Corp.	9,091	261,821
Superior Industries International Inc.	61,051	293,655
Sypris Solutions Inc.(a)	33,456	26,096
Tower International Inc.	50,956	1,212,753
Unique Fabricating Inc.(b)	19,900	83,978
UQM Technologies Inc.(a)(b)	140,540	119,459
VOXX International Corp.(a)(b)	52,777	208,997
Workhorse Group Inc.(a)(b)	113,830	60,102

		6,491,509

Automobiles — 0.0%
Arcimoto Inc.(a)(b)	16,138	43,250

Banks — 15.4%
1st Constitution Bancorp	22,322	444,877
Access National Corp.	41,005	874,637
ACNB Corp.	19,936	782,488
Allegiance Bancshares Inc.(a)(b)	34,430	1,114,499
Amalgamated Bank, Class A(b)	32,252	628,914
American National Bankshares Inc.	25,432	745,412
American River Bankshares	22,069	304,552
AmeriServ Financial Inc.	78,180	315,065
Ames National Corp.	24,422	620,807
Arrow Financial Corp.	36,596	1,171,804
Atlantic Capital Bancshares Inc.(a)	67,371	1,102,863
Bancorp. Inc. (The)(a)	132,638	1,055,798
Bank of Commerce Holdings	50,943	558,335
Bank of Marin Bancorp	37,495	1,546,294
Bank of Princeton (The)(b)	15,854	442,327
Bankwell Financial Group Inc.	18,814	540,150
Bar Harbor Bankshares	41,737	936,161
Baycom Corp.(a)	28,919	667,740
BCB Bancorp. Inc.	40,301	421,951
Blue Hills Bancorp. Inc.	62,599	1,335,863

Security	Shares	Value

Banks (continued)
Bridge Bancorp. Inc.	45,762	$1,166,473
Bryn Mawr Bank Corp.	53,398	1,836,891
Business First Bancshares Inc.	27,962	677,519
Byline Bancorp Inc.(a)(b)	43,404	723,111
C&F Financial Corp.	9,031	480,540
Cambridge Bancorp(b)	10,234	851,981
Camden National Corp.	42,496	1,528,581
Capital Bancorp Inc./MD(a)	16,118	183,906
Capital City Bank Group Inc.	32,401	752,027
Capstar Financial Holdings Inc.(b)	22,599	332,883
Carolina Financial Corp.(b)	56,975	1,685,890
CBTX Inc.	49,118	1,444,069
Central Valley Community Bancorp	33,960	640,825
Century Bancorp. Inc./MA, Class A, NVS	8,153	552,203
Chemung Financial Corp.	9,509	392,817
Citizens & Northern Corp.	38,575	1,019,537
Citizens Holding Co.	3,967	82,474
Civista Bancshares Inc.	38,406	669,033
CNB Financial Corp./PA	40,806	936,498
Coastal Financial Corp./WA(a)	17,490	266,373
Codorus Valley Bancorp. Inc.	24,810	527,213
Community Bankers Trust Corp.(a)	66,318	478,816
Community First Bancshares Inc./GA(a)(b)	15,536	180,994
Community Trust Bancorp. Inc.	42,425	1,680,454
ConnectOne Bancorp. Inc.	79,155	1,461,993
Customers Bancorp. Inc.(a)(b)	74,389	1,353,880
Enterprise Bancorp. Inc./MA	25,375	816,060
Equity Bancshares Inc., Class A(a)	35,885	1,264,946
Esquire Financial Holdings Inc.(a)	16,572	359,612
Evans Bancorp. Inc.	13,715	445,875
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	18,819	724,343
Farmers National Banc Corp.	73,606	937,740
Fidelity Southern Corp.	56,614	1,473,096
Financial Institutions Inc.	44,569	1,145,423
First Bancorp. Inc./ME	31,139	818,956
First Bancshares Inc. (The)	34,536	1,044,714
First Bank/Hamilton NJ	47,670	577,760
First Business Financial Services Inc.	24,243	472,981
First Choice Bancorp	24,087	544,366
First Community Bankshares Inc.	41,213	1,297,385
First Community Corp./SC	20,801	404,163
First Financial Corp./IN	31,077	1,247,742
First Financial Northwest Inc.	23,646	365,804
First Foundation Inc.(a)(b)	97,740	1,256,936
First Internet Bancorp	26,796	547,710
First Mid-Illinois Bancshares Inc.	34,900	1,114,008
First Northwest Bancorp	29,018	430,337
First of Long Island Corp. (The)	64,533	1,287,433
First U.S. Bancshares Inc.	20,006	159,048
First United Corp.	19,759	314,563
First Western Financial Inc.(a)(b)	15,863	185,756
Flushing Financial Corp.	73,882	1,590,679
Franklin Financial Network Inc.(a)(b)	33,350	879,440
FVCBankcorp Inc.(a)	5,828	102,631
German American Bancorp. Inc.	58,724	1,630,766
Great Southern Bancorp. Inc.	30,966	1,425,365
Green Bancorp. Inc.	68,420	1,172,719
Guaranty Bancshares Inc./TX	21,325	635,912
Hanmi Financial Corp.	81,194	1,599,522
HarborOne Bancorp Inc.(a)	42,917	681,951

179

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Heritage Commerce Corp.	104,785	$1,188,262
Heritage Financial Corp./WA	96,868	2,878,917
HomeTrust Bancshares Inc.	50,062	1,310,623
Horizon Bancorp Inc./IN	101,018	1,594,064
Howard Bancorp. Inc.(a)(b)	35,473	507,264
Independent Bank Corp./MI	61,135	1,285,058
Investar Holding Corp.	25,906	642,469
Lakeland Bancorp. Inc.	124,810	1,848,436
LCNB Corp.	26,348	399,172
Level One Bancorp. Inc.	13,940	312,674
Limestone Bancorp. Inc.(a)(b)	11,142	153,314
Macatawa Bank Corp.	82,478	793,438
Mackinac Financial Corp.	18,125	247,406
MBT Financial Corp.	54,939	510,933
Mercantile Bank Corp.	44,422	1,255,366
Meridian Corp.(a)(b)	4,423	73,687
Metropolitan Bank Holding Corp.(a)(b)	17,384	536,296
Midland States Bancorp. Inc.	54,648	1,220,836
MidSouth Bancorp. Inc.(b)	40,551	429,841
MidWestOne Financial Group Inc.	30,962	768,786
MutualFirst Financial Inc.	18,600	494,202
MVB Financial Corp.(b)	21,687	391,233
National Bankshares Inc.	18,837	686,232
National Commerce Corp.(a)	47,746	1,718,856
Nicolet Bankshares Inc.(a)(b)	23,643	1,153,778
Northeast Bancorp	18,880	315,862
Northrim BanCorp. Inc.	19,532	642,017
Norwood Financial Corp.	15,561	513,513
OFG Bancorp	110,400	1,817,184
Ohio Valley Banc Corp.	10,640	376,550
Old Line Bancshares Inc.	46,668	1,228,302
Old Second Bancorp. Inc.(b)	83,579	1,086,527
Origin Bancorp Inc.(b)	45,368	1,546,141
Orrstown Financial Services Inc.	21,351	388,802
Pacific City Financial Corp.(b)	32,998	516,419
Pacific Mercantile Bancorp.(a)	49,604	354,669
Parke Bancorp. Inc.	20,207	378,174
Peapack Gladstone Financial Corp.	50,184	1,263,633
Penns Woods Bancorp. Inc.	13,643	548,994
Peoples Bancorp. Inc./OH	49,121	1,478,542
Peoples Financial Services Corp.	18,819	829,165
People’s Utah Bancorp	42,453	1,279,958
Preferred Bank/Los Angeles CA	35,228	1,527,134
Premier Financial Bancorp. Inc.	33,645	501,647
QCR Holdings Inc.	35,988	1,154,855
RBB Bancorp	37,321	655,730
Reliant Bancorp Inc.	27,653	637,125
Republic Bancorp. Inc./KY, Class A	26,883	1,040,910
Republic First Bancorp. Inc.(a)	122,236	729,749
SB One Bancorp	22,778	465,582
Select Bancorp. Inc.(a)	38,621	478,128
Shore Bancshares Inc.	37,881	550,790
Sierra Bancorp	40,154	964,901
SmartFinancial Inc.(a)	31,034	566,991
Southern First Bancshares Inc.(a)	21,166	678,794
Southern National Bancorp. of Virginia Inc.	59,726	789,578
Spirit of Texas Bancshares Inc.(a)(b)	24,953	568,429
Stock Yards Bancorp. Inc.	57,806	1,896,037
Summit Financial Group Inc.	31,490	608,072
TriCo Bancshares	68,520	2,315,291

Security	Shares	Value

Banks (continued)
TriState Capital Holdings Inc.(a)(b)	64,447	$1,254,139
Triumph Bancorp. Inc.(a)(b)	61,400	1,823,580
Two River Bancorp	25,239	385,147
United Security Bancshares/Fresno CA	39,872	381,974
Unity Bancorp. Inc.	26,225	544,431
Univest Corp. of Pennsylvania	77,549	1,672,732
Veritex Holdings Inc.(a)(b)	59,140	1,264,413
Washington Trust Bancorp. Inc.	40,616	1,930,479
West Bancorp. Inc.	44,218	844,122

		129,669,615

Beverages — 0.3%
Castle Brands Inc.(a)(b)	239,466	203,666
Celsius Holdings Inc.(a)(b)	59,068	204,966
Craft Brew Alliance Inc.(a)	33,701	482,261
Eastside Distilling Inc.(a)(b)	13,277	82,052
New Age Beverages Corp.(a)(b)	102,431	532,641
Primo Water Corp.(a)(b)	84,800	1,188,048
Reed’s Inc.(a)(b)	35,561	73,611

		2,767,245

Biotechnology — 11.1%
Abeona Therapeutics Inc.(a)(b)	78,907	563,396
Achaogen Inc.(a)(b)	79,698	98,029
Achillion Pharmaceuticals Inc.(a)	343,561	546,262
Adamas Pharmaceuticals Inc.(a)	56,646	483,757
ADMA Biologics Inc.(a)(b)	49,663	118,695
Advaxis Inc.(a)(b)	163,356	31,038
Adverum Biotechnologies Inc.(a)	138,036	434,813
Aeglea BioTherapeutics Inc.(a)(b)	42,837	320,849
Aevi Genomic Medicine Inc.(a)	97,593	68,315
Agenus Inc.(a)(b)	222,973	530,676
AgeX Therapeutics Inc.(a)(b)	23,666	70,761
Aileron Therapeutics Inc.(a)(b)	15,762	13,240
Akebia Therapeutics Inc.(a)(b)	219,869	1,215,876
Albireo Pharma Inc.(a)(b)	23,240	570,077
Aldeyra Therapeutics Inc.(a)	55,595	461,438
Allena Pharmaceuticals Inc.(a)	30,417	165,773
Alpine Immune Sciences Inc.(a)	12,440	45,779
Anavex Life Sciences Corp.(a)(b)	102,328	159,632
Anixa Biosciences Inc.(a)(b)	43,841	172,734
Applied Genetic Technologies Corp./DE(a)	37,357	93,019
Aptevo Therapeutics Inc.(a)(b)	49,634	63,035
Aptinyx Inc.(a)	33,867	560,160
AquaBounty Technologies Inc.(a)(b)	4,648	9,528
Aravive Inc.(a)	15,555	54,754
Arbutus Biopharma Corp.(a)(b)	93,595	358,469
Arcturus Therapeutics Ltd.(a)(b)	19,005	86,093
Arcus Biosciences Inc.(a)	79,477	855,967
Ardelyx Inc.(a)	106,640	190,886
ArQule Inc.(a)	274,208	759,556
Arrowhead Pharmaceuticals Inc.(a)(b)	222,504	2,763,500
Arsanis Inc.(a)(b)	14,744	34,206
Asterias Biotherapeutics Inc.(a)(b)	80,181	49,712
Athersys Inc.(a)	287,407	413,866
aTyr Pharma Inc.(a)(b)	57,086	28,297
AVEO Pharmaceuticals Inc.(a)(b)	276,897	443,035
Avid Bioservices Inc.(a)	129,532	531,081
AzurRx BioPharma Inc.(a)(b)	26,702	32,309
Bellicum Pharmaceuticals Inc.(a)	102,338	298,827
BioCryst Pharmaceuticals Inc.(a)(b)	279,963	2,259,301

180

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	72,646	$2,686,449
BioSpecifics Technologies Corp.(a)	14,836	899,062
BioTime Inc.(a)(b)	225,922	206,267
Bioxcel Therapeutics Inc.(a)(b)	14,305	55,217
BrainStorm Cell Therapeutics Inc.(a)(b)	46,400	164,720
Caladrius Biosciences Inc.(a)	22,187	78,986
Calithera Biosciences Inc.(a)	78,584	315,122
Calyxt Inc.(a)(b)	15,007	155,472
Capricor Therapeutics Inc.(a)(b)	37,265	15,279
Cara Therapeutics Inc.(a)(b)	82,240	1,069,120
CareDx Inc.(a)(b)	89,793	2,257,396
CASI Pharmaceuticals Inc.(a)(b)	127,510	512,590
Catabasis Pharmaceutical Inc.(a)	15,286	66,800
Catalyst Biosciences Inc.(a)(b)	29,913	236,014
Catalyst Pharmaceuticals Inc.(a)(b)	243,904	468,296
Celcuity Inc.(a)	15,096	362,153
Cellular Biomedicine Group Inc.(a)(b)	29,586	522,489
CEL-SCI Corp.(a)(b)	65,764	188,743
Celsion Corp.(a)(b)	46,086	64,981
Checkpoint Therapeutics Inc.(a)(b)	52,560	95,659
ChemoCentryx Inc.(a)(b)	57,239	624,477
Chimerix Inc.(a)(b)	115,601	297,095
Cidara Therapeutics Inc.(a)(b)	60,035	141,082
Cleveland BioLabs Inc.(a)(b)	13,009	13,139
Cohbar Inc.(a)(b)	58,925	183,257
Conatus Pharmaceuticals Inc.(a)(b)	63,227	109,383
Concert Pharmaceuticals Inc.(a)	54,515	684,163
Constellation Pharmaceuticals Inc.(a)(b)	8,275	33,183
ContraFect Corp.(a)(b)	172,990	264,675
Corbus Pharmaceuticals Holdings Inc.(a)(b)	126,862	740,874
Corvus Pharmaceuticals Inc.(a)(b)	34,284	125,822
Crinetics Pharmaceuticals Inc.(a)(b)	17,758	532,562
CTI BioPharma Corp.(a)(b)	135,269	99,233
Cue Biopharma Inc.(a)(b)	46,227	217,267
Cytokinetics Inc.(a)(b)	117,594	743,194
CytomX Therapeutics Inc.(a)	113,110	1,707,961
CytRx Corp.(a)	69,183	31,049
Deciphera Pharmaceuticals Inc.(a)(b)	22,472	471,687
Dicerna Pharmaceuticals Inc.(a)(b)	136,199	1,455,967
Edge Therapeutics Inc.(a)(b)	47,624	15,287
Eidos Therapeutics Inc.(a)(b)	18,866	259,596
Eiger BioPharmaceuticals Inc.(a)	31,049	315,458
Entasis Therapeutics Holdings Inc.(a)	12,781	52,019
Equillium Inc.(a)	13,074	106,684
Evelo Biosciences Inc.(a)(b)	36,482	474,631
Fate Therapeutics Inc.(a)	155,154	1,990,626
Fennec Pharmaceuticals Inc.(a)(b)	29,826	190,290
Five Prime Therapeutics Inc.(a)(b)	84,694	787,654
Flexion Therapeutics Inc.(a)(b)	86,255	976,407
Fortress Biotech Inc.(a)(b)	89,956	77,362
Forty Seven Inc.(a)(b)	21,739	341,737
Galectin Therapeutics Inc.(a)(b)	84,609	290,209
Gemphire Therapeutics Inc.(a)(b)	27,909	21,741
Genprex Inc.(a)	16,252	17,877
Geron Corp.(a)(b)	425,951	425,951
GlycoMimetics Inc.(a)(b)	86,107	815,433
Gritstone Oncology Inc.(a)(b)	17,519	270,669
GTx Inc.(a)(b)	12,354	9,636
Histogenics Corp.(a)(b)	102,095	9,025
Homology Medicines Inc.(a)(b)	44,291	990,347

Security	Shares	Value

Biotechnology (continued)
Idera Pharmaceuticals Inc.(a)	46,433	$128,619
Immune Design Corp.(a)(b)	87,650	113,945
Infinity Pharmaceuticals Inc.(a)(b)	115,271	136,020
Inovio Pharmaceuticals Inc.(a)(b)	211,493	845,972
Insys Therapeutics Inc.(a)(b)	68,121	238,423
Intellia Therapeutics Inc.(a)(b)	85,072	1,161,233
Invitae Corp.(a)	167,704	1,854,806
Jounce Therapeutics Inc.(a)	38,211	128,771
Kadmon Holdings Inc.(a)(b)	252,658	525,529
KalVista Pharmaceuticals Inc.(a)(b)	17,257	340,826
Karyopharm Therapeutics Inc.(a)(b)	124,329	1,164,963
Kezar Life Sciences Inc.(a)(b)	13,016	307,178
Kindred Biosciences Inc.(a)	79,217	867,426
Kiniksa Pharmaceuticals Ltd., Class A(a)	16,698	469,047
Kodiak Sciences Inc.(a)	24,027	170,592
Krystal Biotech Inc.(a)(b)	17,895	371,858
Kura Oncology Inc.(a)(b)	72,002	1,010,908
La Jolla Pharmaceutical Co.(a)(b)	53,915	508,418
Leap Therapeutics Inc.(a)(b)	14,539	29,078
LogicBio Therapeutics Inc.(a)	20,576	213,990
MacroGenics Inc.(a)(b)	100,213	1,272,705
Magenta Therapeutics Inc.(a)(b)	9,800	55,860
MannKind Corp.(a)(b)	354,846	376,137
Marker Therapeutics Inc.(a)(b)	17,753	98,529
MediciNova Inc.(a)(b)	103,612	846,510
MEI Pharma Inc.(a)(b)	171,714	453,325
MeiraGTx Holdings PLC(a)(b)	9,056	87,300
Merrimack Pharmaceuticals Inc.(a)	33,256	128,368
Mersana Therapeutics Inc.(a)	30,686	125,199
Minerva Neurosciences Inc.(a)(b)	77,677	523,543
Miragen Therapeutics Inc.(a)(b)	63,575	192,632
Mirati Therapeutics Inc.(a)(b)	51,561	2,187,218
Molecular Templates Inc.(a)(b)	30,852	124,642
Moleculin Biotech Inc.(a)(b)	47,818	49,731
Mustang Bio Inc.(a)(b)	40,848	120,093
NantKwest Inc.(a)	66,151	76,735
Natera Inc.(a)(b)	84,471	1,179,215
Neon Therapeutics Inc.(a)(b)	15,609	78,513
Neurotrope Inc.(a)(b)	19,552	69,801
NewLink Genetics Corp.(a)(b)	74,964	113,945
Novavax Inc.(a)(b)	977,139	1,797,936
Novelion Therapeutics Inc.(a)(b)	40,916	35,188
Nymox Pharmaceutical Corp.(a)(b)	85,844	112,456
OncoMed Pharmaceuticals Inc.(a)	53,127	39,702
Oncosec Medical Inc.(a)(b)	150,310	96,198
Ophthotech Corp.(a)(b)	96,131	115,357
Organovo Holdings Inc.(a)(b)	293,966	281,355
Orgenesis Inc.(a)(b)	26,859	125,700
Ovid therapeutics Inc.(a)(b)	33,327	80,651
Palatin Technologies Inc.(a)	516,876	366,155
PDL BioPharma Inc.(a)(b)	370,328	1,073,951
Pfenex Inc.(a)(b)	72,894	232,532
PhaseBio Pharmaceuticals Inc.(a)(b)	23,514	72,658
Pieris Pharmaceuticals Inc.(a)(b)	130,767	347,840
PolarityTE Inc.(a)(b)	25,696	346,639
Principia Biopharma Inc.(a)(b)	14,462	396,114
Progenics Pharmaceuticals Inc.(a)(b)	213,023	894,697
Protagonist Therapeutics Inc.(a)(b)	34,104	229,520
Proteon Therapeutics Inc.(a)	25,243	57,302
Proteostasis Therapeutics Inc.(a)	86,830	281,329

181

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prothena Corp. PLC(a)	101,602	$1,046,501
Ra Pharmaceuticals Inc.(a)	36,890	671,398
Recro Pharma Inc.(a)	44,976	319,330
Replimune Group Inc.(a)	19,211	192,110
Rexahn Pharmaceuticals Inc.(a)(b)	95,771	89,067
Rhythm Pharmaceuticals Inc.(a)(b)	38,635	1,038,509
Rigel Pharmaceuticals Inc.(a)(b)	434,058	998,333
Riot Blockchain Inc.(a)(b)	34,037	51,396
Rocket Pharmaceuticals Inc.(a)(b)	52,955	784,793
Savara Inc.(a)	72,150	546,175
Scholar Rock Holding Corp.(a)(b)	15,782	362,512
Selecta Biosciences Inc.(a)(b)	44,841	119,277
SELLAS Life Sciences Group Inc.(a)(b)	7,848	9,653
Seres Therapeutics Inc.(a)(b)	51,867	234,439
Sesen Bio Inc.(a)(b)	153,430	217,871
Soleno Therapeutics Inc.(a)(b)	22,941	39,229
Sophiris Bio Inc.(a)(b)	67,304	55,862
Sorrento Therapeutics Inc.(a)(b)	282,970	679,128
Spero Therapeutics Inc.(a)	21,574	132,680
Spring Bank Pharmaceuticals Inc.(a)(b)	35,081	364,492
Stemline Therapeutics Inc.(a)	72,107	685,016
Sunesis Pharmaceuticals Inc.(a)(b)	86,342	35,892
Surface Oncology Inc.(a)	28,621	121,353
Sutro Biopharma Inc.(a)(b)	16,186	145,998
Syndax Pharmaceuticals Inc.(a)(b)	36,113	160,703
Synergy Pharmaceuticals Inc.(a)(b)	618,849	70,487
Synlogic Inc.(a)	38,705	271,322
Syros Pharmaceuticals Inc.(a)(b)	63,777	355,238
T2 Biosystems Inc.(a)(b)	77,851	234,331
TG Therapeutics Inc.(a)(b)	158,496	649,834
Tocagen Inc.(a)	44,766	367,529
Tracon Pharmaceuticals Inc.(a)(b)	47,298	29,798
Translate Bio Inc.(a)(b)	22,329	167,467
Trevena Inc.(a)(b)	173,607	74,651
Twist Bioscience Corp.(a)	12,781	295,113
Tyme Technologies Inc.(a)(b)	268,487	990,717
UNITY Biotechnology Inc.(a)(b)	64,051	1,041,469
Unum Therapeutics Inc.(a)(b)	48,197	212,067
Vanda Pharmaceuticals Inc.(a)	131,268	3,430,033
Vaxart Inc.(a)	10,848	20,069
Veracyte Inc.(a)	73,066	919,170
Verastem Inc.(a)(b)	177,674	596,985
Vericel Corp.(a)(b)	110,072	1,915,253
Vical Inc.(a)	53,173	62,744
Viking Therapeutics Inc.(a)(b)	151,870	1,161,805
Vital Therapies Inc.(a)(b)	81,098	15,109
Voyager Therapeutics Inc.(a)	54,203	509,508
vTv Therapeutics Inc., Class A(a)(b)	15,924	42,199
XBiotech Inc.(a)	53,760	273,101
XOMA Corp.(a)(b)	15,967	201,983
Y-MAbs Therapeutics Inc.(a)	17,635	358,696
Zafgen Inc.(a)(b)	76,981	381,056
ZIOPHARM Oncology Inc.(a)(b)	340,607	636,935

		93,409,534

Building Products — 1.0%
Alpha Pro Tech Ltd.(a)(b)	38,023	141,065
Armstrong Flooring Inc.(a)	55,307	654,835
Caesarstone Ltd.	58,161	789,826
CSW Industrials Inc.(a)	40,556	1,960,883
Insteel Industries Inc.	46,187	1,121,420

Security	Shares	Value

Building Products (continued)
PGT Innovations Inc.(a)	144,940	$2,297,299
Quanex Building Products Corp.	88,936	1,208,640
Tecogen Inc.(a)(b)	46,809	169,917

		8,343,885

Capital Markets — 1.4%
Arlington Asset Investment Corp., Class A(b)	78,638	569,339
B. Riley Financial Inc.	53,052	753,338
Cowen Inc.(a)(b)	70,134	935,588
Diamond Hill Investment Group Inc.	8,307	1,241,481
Donnelley Financial Solutions Inc.(a)(b)	86,771	1,217,397
GAIN Capital Holdings Inc.	70,078	431,681
Great Elm Capital Group Inc.(a)(b)	60,154	203,321
Greenhill & Co. Inc.(b)	44,785	1,092,754
Hennessy Advisors Inc.(b)	12,120	121,321
INTL. FCStone Inc.(a)	39,068	1,429,107
Ladenburg Thalmann Financial Services Inc.	262,259	611,063
Manning & Napier Inc.	39,968	70,344
Medley Management Inc., Class A(b)	13,111	50,608
National Holdings Corp.(a)(b)	12,048	32,530
Oppenheimer Holdings Inc., Class A, NVS	24,452	624,749
Pzena Investment Management Inc., Class A	43,366	375,116
Safeguard Scientifics Inc.(a)(b)	46,846	403,813
Siebert Financial Corp.(a)(b)	19,427	280,914
Silvercrest Asset Management Group Inc., Class A	22,556	298,416
TheStreet Inc.(a)(b)	78,576	159,509
Westwood Holdings Group Inc.	20,826	708,084

		11,610,473

Chemicals — 1.3%
Advanced Emissions Solutions Inc.	44,157	465,856
AgroFresh Solutions Inc.(a)(b)	78,911	299,073
American Vanguard Corp.	75,290	1,143,655
Amyris Inc.(a)(b)	78,949	263,690
Core Molding Technologies Inc.	19,931	141,709
Flotek Industries Inc.(a)(b)	139,620	152,186
FutureFuel Corp.	65,702	1,042,034
Hawkins Inc.	25,251	1,034,028
Intrepid Potash Inc.(a)	240,118	624,307
Koppers Holdings Inc.(a)(b)	51,773	882,212
LSB Industries Inc.(a)	53,593	295,833
Marrone Bio Innovations Inc.(a)(b)	144,050	211,753
Northern Technologies International Corp.	10,364	306,671
OMNOVA Solutions Inc.(a)	110,751	811,805
Rayonier Advanced Materials Inc.	128,834	1,372,082
Trecora Resources(a)(b)	52,354	408,361
Tredegar Corp.	66,832	1,059,956

		10,515,211

Commercial Services & Supplies — 2.1%
AMREP Corp.(a)(b)	4,924	29,298
Aqua Metals Inc.(a)(b)	92,463	168,283
ARC Document Solutions Inc.(a)	97,922	200,740
BioHiTech Global Inc.(a)(b)	17,634	28,567
Casella Waste Systems Inc., Class A(a)	102,122	2,909,456
CECO Environmental Corp.(a)	79,304	535,302
Cemtrex Inc.(a)	16,864	9,683
Charah Solutions Inc.(a)	18,927	158,040
Ecology and Environment Inc., Class A	9,465	107,333
Ennis Inc.	65,796	1,266,573
Essendant Inc.	95,578	1,202,371
Heritage-Crystal Clean Inc.(a)	37,671	866,810

182

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Hudson Technologies Inc.(a)(b)	95,343	$84,855
Intersections Inc.(a)	23,645	87,250
Kimball International Inc., Class B, NVS	94,150	1,335,988
LSC Communications Inc.	81,869	573,083
NL Industries Inc.(a)(b)	21,393	75,089
Odyssey Marine Exploration Inc.(a)(b)	21,029	70,027
Performant Financial Corp.(a)(b)	97,362	219,065
Perma-Fix Environmental Services(a)	35,676	83,839
PICO Holdings Inc.(a)	50,214	458,956
Quest Resource Holding Corp.(a)	16,513	22,458
RR Donnelley & Sons Co.	177,030	701,039
SP Plus Corp.(a)	58,035	1,714,354
Team Inc.(a)(b)	74,754	1,095,146
Viad Corp.	52,499	2,629,675
VSE Corp.	22,177	663,314

		17,296,594

Communications Equipment — 1.3%
Aerohive Networks Inc.(a)	83,998	273,833
Applied Optoelectronics Inc.(a)(b)	47,090	726,599
Aviat Networks Inc.(a)	11,399	151,037
BK Technologies Inc.(b)	26,134	98,003
CalAmp Corp.(a)(b)	85,684	1,114,749
Calix Inc.(a)(b)	114,912	1,120,392
Clearfield Inc.(a)(b)	29,407	291,717
ClearOne Inc.	23,459	29,324
Communications Systems Inc.	21,185	43,006
Comtech Telecommunications Corp.	58,171	1,415,882
DASAN Zhone Solutions Inc.(a)(b)	15,051	209,359
Digi International Inc.(a)	69,804	704,322
EMCORE Corp.(a)(b)	70,580	296,436
Harmonic Inc.(a)(b)	210,734	994,665
Inseego Corp.(a)(b)	121,852	505,686
KVH Industries Inc.(a)(b)	43,073	443,221
Lantronix Inc.(a)	32,978	96,955
Network-1 Technologies Inc.	34,546	77,038
PC-Tel Inc.	46,497	199,472
Quantenna Communications Inc.(a)	86,475	1,240,916
Resonant Inc.(a)(b)	54,872	72,980
Ribbon Communications Inc.(a)	136,600	658,412
TESSCO Technologies Inc.	15,798	189,576
Westell Technologies Inc., Class A(a)	32,044	60,563

		11,014,143

Construction & Engineering — 1.0%
Ameresco Inc., Class A(a)	47,735	673,064
Argan Inc.	37,255	1,409,729
FTE Networks Inc.(a)(b)	5,327	12,465
Goldfield Corp. (The)(a)(b)	59,250	133,905
Great Lakes Dredge & Dock Corp.(a)	146,184	967,738
HC2 Holdings Inc.(a)(b)	106,369	280,814
IES Holdings Inc.(a)(b)	23,201	360,776
Infrastructure and Energy Alternatives Inc.(a)(b)	44,765	366,625
Limbach Holdings Inc.(a)(b)	12,429	45,739
MYR Group Inc.(a)(b)	41,646	1,173,168
Northwest Pipe Co.(a)(b)	24,765	576,777
NV5 Global Inc.(a)(b)	23,996	1,452,958
Orion Group Holdings Inc.(a)(b)	73,024	313,273
Sterling Construction Co. Inc.(a)	69,005	751,464

		8,518,495

Security	Shares	Value

Construction Materials — 0.1%
Forterra Inc.(a)(b)	47,929	$180,213
U.S. Lime & Minerals Inc.	5,115	363,165

		543,378

Consumer Finance — 0.6%
Consumer Portfolio Services Inc.(a)(b)	45,987	138,421
Elevate Credit Inc.(a)(b)	51,801	232,069
Enova International Inc.(a)	85,293	1,659,802
EZCORP Inc., Class A, NVS(a)(b)	129,247	999,079
Nicholas Financial Inc.(a)(b)	20,678	215,051
Regional Management Corp.(a)	24,860	597,883
World Acceptance Corp.(a)(b)	15,600	1,595,256

		5,437,561

Containers & Packaging — 0.2%
Myers Industries Inc.	89,257	1,348,673
UFP Technologies Inc.(a)(b)	17,457	524,409

		1,873,082

Distributors — 0.1%
Educational Development Corp.(b)	17,020	145,181
Funko Inc., Class A(a)	26,277	345,542
Weyco Group Inc.	15,847	462,257

		952,980

Diversified Consumer Services — 1.1%
American Public Education Inc.(a)	40,500	1,152,630
Aspen Group Inc./CO(a)(b)	36,372	199,319
Bridgepoint Education Inc.(a)	67,387	472,383
Career Education Corp.(a)	174,009	1,987,183
Carriage Services Inc.	44,535	690,293
Collectors Universe Inc.	18,837	213,988
HyreCar Inc.(a)(b)	4,670	11,161
K12 Inc.(a)	94,681	2,347,142
Lincoln Educational Services Corp.(a)	67,206	215,059
Regis Corp.(a)	85,861	1,455,344
Universal Technical Institute Inc.(a)	52,045	189,964

		8,934,466

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	13,222	155,887
Marlin Business Services Corp.	23,114	516,136
On Deck Capital Inc.(a)	128,871	760,339

		1,432,362

Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group Inc.(a)	133,988	192,943
IDT Corp., Class B	40,223	248,980
Ooma Inc.(a)	48,595	674,499
ORBCOMM Inc.(a)(b)	188,388	1,556,085
Otelco Inc., Class A(a)	7,268	117,523
Pareteum Corp.(a)(b)	160,224	270,778
pdvWireless Inc.(a)	23,913	894,107
Windstream Holdings Inc.(a)(b)	100,230	209,481

		4,164,396

Electric Utilities — 0.0%
Genie Energy Ltd., Class B	31,883	192,254
Spark Energy Inc., Class A	27,992	207,981

		400,235

Electrical Equipment — 0.8%
Allied Motion Technologies Inc.	17,902	800,040
American Superconductor Corp.(a)(b)	47,546	530,138
Babcock & Wilcox Enterprises Inc.(a)(b)	79,515	31,043
Broadwind Energy Inc.(a)	38,138	49,579

183

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Capstone Turbine Corp.(a)(b)	161,046	$96,418
Energous Corp.(a)(b)	58,312	337,626
Enphase Energy Inc.(a)(b)	218,809	1,034,967
FuelCell Energy Inc.(a)(b)	235,994	129,915
LSI Industries Inc.	60,377	191,395
Plug Power Inc.(a)(b)	538,195	667,362
Polar Power Inc.(a)(b)	11,494	55,516
Powell Industries Inc.	22,761	569,253
Preformed Line Products Co.	7,679	416,586
Revolution Lighting Technologies Inc.(a)(b)	32,475	12,789
TPI Composites Inc.(a)(b)	37,059	910,910
Ultralife Corp.(a)(b)	27,098	182,911
Vivint Solar Inc.(a)(b)	77,817	296,483

		6,312,931

Electronic Equipment, Instruments & Components — 2.3%
Airgain Inc.(a)(b)	19,109	189,370
Akoustis Technologies Inc.(a)(b)	36,516	181,485
Applied DNA Sciences Inc.(a)(b)	66,823	26,729
Bel Fuse Inc., Class B, NVS	24,384	449,153
ClearSign Combustion Corp.(a)(b)	48,330	49,297
Coda Octopus Group Inc.(a)(b)	11,209	65,461
Control4 Corp.(a)(b)	65,447	1,151,867
CTS Corp.	83,097	2,151,381
CUI Global Inc.(a)	72,301	88,930
Daktronics Inc.	92,031	681,029
Data I/O Corp.(a)	20,084	100,420
Electro Scientific Industries Inc.(a)	82,400	2,468,704
eMagin Corp.(a)(b)	70,581	72,698
FARO Technologies Inc.(a)	43,842	1,781,739
Frequency Electronics Inc.(a)	13,875	147,075
ID Systems Inc.(a)(b)	36,599	204,588
Identiv Inc.(a)(b)	37,099	133,556
IEC Electronics Corp.(a)(b)	26,674	152,575
Interlink Electronics Inc.(a)(b)	3,200	6,720
Iteris Inc.(a)(b)	63,869	238,231
Key Tronic Corp.(a)	29,486	166,596
Kimball Electronics Inc.(a)	68,550	1,061,840
LightPath Technologies Inc., Class A(a)	64,377	95,922
LRAD Corp.(a)(b)	83,316	209,956
Luna Innovations Inc.(a)	70,287	235,461
Maxwell Technologies Inc.(a)(b)	98,015	202,891
Mesa Laboratories Inc.(b)	8,555	1,782,776
MicroVision Inc.(a)(b)	230,347	139,107
Napco Security Technologies Inc.(a)(b)	30,034	473,036
PAR Technology Corp.(a)(b)	29,114	633,230
Park Electrochemical Corp.	50,566	913,728
PC Connection Inc.	29,718	883,516
PCM Inc.(a)	20,426	359,702
Perceptron Inc.(a)(b)	21,449	172,879
RF Industries Ltd.	19,818	143,879
Richardson Electronics Ltd./U.S.	27,965	243,016
SMTC Corp.(a)(b)	52,952	216,044
Vishay Precision Group Inc.(a)	26,553	802,697
Wireless Telecom Group Inc.(a)	51,484	91,127

		19,168,411

Energy Equipment & Services — 1.5%
Aspen Aerogels Inc.(a)	52,846	112,562
Basic Energy Services Inc.(a)(b)	46,628	179,052
Bristow Group Inc.(a)(b)	81,233	197,396

Security	Shares	Value

Energy Equipment & Services (continued)
CARBO Ceramics Inc.(a)	49,779	$173,231
Dawson Geophysical Co.(a)	53,931	182,287
Enservco Corp.(a)(b)	97,970	36,239
Era Group Inc.(a)(b)	52,786	461,350
Geospace Technologies Corp.(a)	33,610	346,519
Gulf Island Fabrication Inc.	34,967	252,462
Hornbeck Offshore Services Inc.(a)(b)	83,730	120,571
Independence Contract Drilling Inc.(a)(b)	123,425	385,086
ION Geophysical Corp.(a)(b)	27,308	141,455
Key Energy Services Inc.(a)(b)	26,441	54,733
Matrix Service Co.(a)	66,957	1,201,209
Mitcham Industries Inc.(a)	31,034	79,447
Natural Gas Services Group Inc.(a)(b)	32,249	530,174
Newpark Resources Inc.(a)(b)	226,365	1,555,128
Nine Energy Service Inc.(a)	37,296	840,652
Nordic American Offshore Ltd.(b)	106,388	44,683
Nuverra Environmental Solutions Inc.(a)(b)	3,195	26,199
PHI Inc., NVS(a)(b)	29,936	55,382
Pioneer Energy Services Corp.(a)	189,179	232,690
Profire Energy Inc.(a)	56,698	82,212
Quintana Energy Services Inc.(a)(b)	16,043	55,509
Ranger Energy Services Inc.(a)(b)	12,437	64,299
RigNet Inc.(a)(b)	35,957	454,496
SEACOR Holdings Inc.(a)(b)	43,967	1,626,779
SEACOR Marine Holdings Inc.(a)(b)	41,586	489,051
Smart Sand Inc.(a)(b)	55,238	122,628
Solaris Oilfield Infrastructure Inc., Class A(b)	69,216	836,821
Superior Drilling Products Inc.(a)(b)	34,678	40,573
Synthesis Energy Systems Inc.(a)(b)	22,960	16,531
TETRA Technologies Inc.(a)	314,538	528,424
Tidewater Inc.(a)(b)	72,559	1,388,054

		12,913,884

Entertainment — 0.8%
Ballantyne Strong Inc.(a)(b)	29,710	34,166
Cinedigm Corp., Class A(a)(b)	39,174	21,401
Dolphin Entertainment Inc.(a)(b)	13,849	10,664
Global Eagle Entertainment Inc.(a)(b)	127,236	283,736
Glu Mobile Inc.(a)	285,442	2,303,517
LiveXLive Media Inc.(a)(b)	74,577	369,156
Marcus Corp. (The)	49,052	1,937,554
Reading International Inc., Class A, NVS(a)	48,267	701,802
Rosetta Stone Inc.(a)(b)	50,034	820,558

		6,482,554

Equity Real Estate Investment Trusts (REITs) — 4.1%
Armada Hoffler Properties Inc.	128,482	1,806,457
Ashford Hospitality Trust Inc.	220,454	881,816
Bluerock Residential Growth REIT Inc.(b)	61,516	554,874
Braemar Hotels & Resorts Inc.	74,895	668,812
BRT Apartments Corp.(b)	24,106	275,773
CatchMark Timber Trust Inc., Class A(b)	121,652	863,729
Cedar Realty Trust Inc.	218,312	685,500
City Office REIT Inc.	100,655	1,031,714
Clipper Realty Inc.	38,162	498,777
Community Healthcare Trust Inc.	45,471	1,310,929
Condor Hospitality Trust Inc.	19,240	132,564
CorEnergy Infrastructure Trust Inc.(b)	30,041	993,756
Essential Properties Realty Trust Inc.(b)	93,089	1,288,352
Farmland Partners Inc.(b)	76,286	346,339
Front Yard Residential Corp.(b)	125,256	1,093,485

184

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Getty Realty Corp.	85,690	$2,520,143
Gladstone Commercial Corp.	75,690	1,356,365
Gladstone Land Corp.(b)	34,879	400,411
Global Medical REIT Inc.(b)	48,969	435,334
Global Self Storage Inc.	48,076	188,458
Independence Realty Trust Inc.	227,435	2,087,853
Innovative Industrial Properties Inc.	23,586	1,070,569
Jernigan Capital Inc.	46,509	921,808
MedEquities Realty Trust Inc.	72,735	497,507
New Senior Investment Group Inc.	182,498	751,892
NexPoint Residential Trust Inc.(b)	48,025	1,683,276
One Liberty Properties Inc.	40,538	981,830
Plymouth Industrial REIT Inc.(b)	11,122	140,248
Preferred Apartment Communities Inc., Class A(b)	101,872	1,432,320
Safety Income & Growth Inc.(b)	21,472	403,888
Sotherly Hotels Inc.(b)	36,755	206,196
Spirit MTA REIT(b)	109,569	781,227
UMH Properties Inc.	85,502	1,012,344
Universal Health Realty Income Trust	33,010	2,025,824
Urstadt Biddle Properties Inc., Class A	76,896	1,477,941
Wheeler Real Estate Investment Trust Inc.	22,942	20,441
Whitestone REIT(b)	98,311	1,205,293

		34,034,045

Food & Staples Retailing — 0.7%
Chefs’ Warehouse Inc. (The)(a)(b)	55,778	1,783,780
Ifresh Inc.(a)	6,200	5,402
Ingles Markets Inc., Class A	35,989	979,621
Natural Grocers by Vitamin Cottage Inc.(a)(b)	22,711	348,160
Smart & Final Stores Inc.(a)(b)	58,345	276,555
SpartanNash Co.	91,264	1,567,915
Village Super Market Inc., Class A	21,701	580,285

		5,541,718

Food Products — 0.8%
Alico Inc.	9,678	285,501
Farmer Bros. Co.(a)(b)	26,399	615,889
Freshpet Inc.(a)(b)	67,414	2,168,034
John B Sanfilippo & Son Inc.	21,706	1,208,156
Landec Corp.(a)(b)	70,918	839,669
Lifeway Foods Inc.(a)	10,863	20,422
Limoneira Co.	37,391	730,994
RiceBran Technologies(a)(b)	41,051	123,153
Rocky Mountain Chocolate Factory Inc.	16,879	141,952
S&W Seed Co.(a)(b)	41,637	75,363
Seneca Foods Corp., Class A(a)	19,062	537,930

		6,747,063

Gas Utilities — 0.1%
RGC Resources Inc.	18,901	566,274

Health Care Equipment & Supplies — 6.0%
Accuray Inc.(a)(b)	211,443	721,021
Alphatec Holdings Inc.(a)(b)	46,280	105,981
AngioDynamics Inc.(a)(b)	93,298	1,878,089
Anika Therapeutics Inc.(a)(b)	35,703	1,199,978
Antares Pharma Inc.(a)	371,971	1,011,761
Apollo Endosurgery Inc.(a)(b)	21,706	74,886
AtriCure Inc.(a)(b)	94,726	2,898,616
Axonics Modulation Technologies Inc.(a)	17,549	265,165
Bellerophon Therapeutics Inc.(a)(b)	61,425	49,226
Biolase Inc.(a)(b)	19,902	19,703

Security	Shares	Value

Health Care Equipment & Supplies (continued)
BioLife Solutions Inc.(a)(b)	16,365	$196,871
Biomerica Inc.(a)(b)	17,991	30,585
CAS Medical Systems Inc.(a)	67,536	108,058
Cerus Corp.(a)(b)	337,554	1,711,399
Chembio Diagnostics Inc.(a)(b)	41,886	237,075
ConforMIS Inc.(a)(b)	141,434	50,633
Corindus Vascular Robotics Inc.(a)(b)	220,654	185,349
CryoLife Inc.(a)	91,723	2,603,099
CryoPort Inc.(a)(b)	65,128	718,362
Cutera Inc.(a)	33,930	577,489
CytoSorbents Corp.(a)(b)	75,036	606,291
DarioHealth Corp.(a)(b)	38,284	29,708
Ekso Bionics Holdings Inc.(a)(b)	97,543	120,953
ElectroCore Inc.(a)(b)	17,624	110,326
Electromed Inc.(a)(b)	18,883	96,114
Endologix Inc.(a)(b)	259,296	185,656
FONAR Corp.(a)	16,193	327,746
GenMark Diagnostics Inc.(a)(b)	131,233	637,792
Helius Medical Technologies Inc.(a)(b)	46,991	430,438
Heska Corp.(a)(b)	17,085	1,471,018
IntriCon Corp.(a)(b)	19,261	508,105
Invacare Corp.	82,239	353,628
iRadimed Corp.(a)(b)	8,810	215,493
IRIDEX Corp.(a)(b)	32,473	152,623
Lantheus Holdings Inc.(a)	94,106	1,472,759
LeMaitre Vascular Inc.	40,964	968,389
Meridian Bioscience Inc.	105,587	1,832,990
Misonix Inc.(a)(b)	20,320	325,323
Motus GI Holdings Inc.(a)(b)	6,321	19,658
Myomo Inc.(a)(b)	27,450	39,528
Neuronetics Inc.(a)(b)	16,433	317,978
Nuvectra Corp.(a)(b)	43,823	716,068
Obalon Therapeutics Inc.(a)(b)	31,241	64,669
OraSure Technologies Inc.(a)(b)	152,301	1,778,876
Orthofix Medical Inc.(a)	44,414	2,331,291
OrthoPediatrics Corp.(a)(b)	17,754	619,259
Oxford Immunotec Global PLC(a)	65,704	839,697
Presbia PLC(a)	10,733	3,220
Pro-Dex Inc.(a)(b)	10,910	131,793
Pulse Biosciences Inc.(a)(b)	26,678	305,730
RA Medical Systems Inc.(a)(b)	11,463	91,131
Restoration Robotics Inc.(a)(b)	55,725	24,274
ReWalk Robotics Ltd.(a)(b)	70,585	12,289
Rockwell Medical Inc.(a)(b)	120,671	272,716
RTI Surgical Inc.(a)	152,736	565,123
SeaSpine Holdings Corp.(a)	38,661	705,177
Second Sight Medical Products Inc.(a)(b)	70,228	62,187
Senseonics Holdings Inc.(a)(b)	216,779	561,458
Sensus Healthcare Inc.(a)(b)	24,216	179,441
SI-BONE Inc.(a)	22,477	469,544
Sientra Inc.(a)	58,383	742,048
STAAR Surgical Co.(a)	112,151	3,578,738
Surmodics Inc.(a)	32,921	1,555,846
Tactile Systems Technology Inc.(a)(b)	44,787	2,040,048
Tandem Diabetes Care Inc.(a)(b)	130,109	4,940,239
TransEnterix Inc.(a)(b)	404,106	913,279
Utah Medical Products Inc.	8,983	746,308
Valeritas Holdings Inc.(a)(b)	41,609	13,544
Vapotherm Inc.(a)(b)	11,759	234,592
Vermillion Inc.(a)(b)	92,158	27,647

185

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ViewRay Inc.(a)(b)	159,910	$970,654
Viveve Medical Inc.(a)	61,466	64,539
Xtant Medical Holdings Inc.(a)(b)	9,496	15,289
Zosano Pharma Corp.(a)(b)	25,415	53,880

		50,496,456

Health Care Providers & Services — 1.8%
AAC Holdings Inc.(a)(b)	33,122	46,371
Aceto Corp.	70,774	59,450
Addus HomeCare Corp.(a)	24,893	1,689,737
American Renal Associates Holdings Inc.(a)(b)	32,562	375,114
Apollo Medical Holdings Inc.(a)(b)	8,339	165,529
BioScrip Inc.(a)(b)	323,178	1,153,745
Capital Senior Living Corp.(a)	61,830	420,444
Catasys Inc.(a)(b)	12,218	114,483
Civitas Solutions Inc.(a)	41,297	723,110
Community Health Systems Inc.(a)(b)	215,756	608,432
Cross Country Healthcare Inc.(a)(b)	89,674	657,310
CynergisTek Inc./DE(a)	21,947	104,029
Digirad Corp.	54,468	31,047
Five Star Senior Living Inc.(a)(b)	70,409	32,754
Fulgent Genetics Inc.(a)(b)	14,350	45,490
Genesis Healthcare Inc.(a)(b)	150,543	177,641
InfuSystem Holdings Inc.(a)(b)	54,613	187,869
Joint Corp. (The)(a)	24,730	205,754
National Research Corp.	28,932	1,103,466
Nobilis Health Corp.(a)(b)	143,756	60,378
PetIQ Inc.(a)(b)	39,892	936,265
Providence Service Corp. (The)(a)(b)	28,354	1,701,807
Psychemedics Corp.	13,149	208,675
Quorum Health Corp.(a)(b)	72,887	210,643
R1 RCM Inc.(a)(b)	264,070	2,099,357
RadNet Inc.(a)(b)	100,276	1,019,807
Sharps Compliance Corp.(a)	38,216	125,348
Triple-S Management Corp., Class B(a)	56,020	974,188

		15,238,243

Health Care Technology — 1.3%
Castlight Health Inc., Class B(a)(b)	196,646	426,722
Computer Programs & Systems Inc.(b)	29,420	738,442
HealthStream Inc.	66,789	1,612,954
HTG Molecular Diagnostics Inc.(a)(b)	70,080	178,003
Icad Inc.(a)	38,755	143,394
Inspire Medical Systems Inc.(a)(b)	30,506	1,288,878
Medical Transcription Billing Corp.(a)(b)	16,365	62,187
NantHealth Inc.(a)(b)	46,643	25,383
Simulations Plus Inc.	29,332	583,707
Streamline Health Solutions Inc.(a)(b)	46,852	35,945
Tabula Rasa HealthCare Inc.(a)(b)	45,267	2,886,224
Vocera Communications Inc.(a)(b)	77,366	3,044,352

		11,026,191

Hotels, Restaurants & Leisure — 2.2%
Ark Restaurants Corp.	6,036	110,821
Biglari Holdings Inc., Class A(a)(b)	235	138,102
Biglari Holdings Inc., Class B, NVS(a)(b)	2,432	276,227
Bojangles’ Inc.(a)	44,863	721,397
Carrols Restaurant Group Inc.(a)	88,086	866,766
Century Casinos Inc.(a)(b)	72,767	537,748
Chuy’s Holdings Inc.(a)(b)	42,425	752,620
Del Frisco’s Restaurant Group Inc.(a)(b)	84,041	600,893
Del Taco Restaurants Inc.(a)(b)	79,002	789,230

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Denny’s Corp.(a)	156,567	$2,537,951
Diversified Restaurant Holdings Inc.(a)(b)	39,282	38,104
Dover Downs Gaming & Entertainment Inc.(a)(b)	40,947	113,423
Dover Motorsports Inc.	54,699	102,834
Drive Shack Inc.(a)	157,970	619,242
El Pollo Loco Holdings Inc.(a)(b)	55,993	849,414
Empire Resorts Inc.(a)(b)	9,273	93,935
Famous Dave’s of America Inc.(a)(b)	13,778	63,241
FAT Brands Inc.(b)	4,287	20,149
Full House Resorts Inc.(a)(b)	63,033	127,327
Golden Entertainment Inc.(a)	45,984	736,664
Good Times Restaurants Inc.(a)	27,254	68,135
Habit Restaurants Inc. (The), Class A(a)(b)	51,643	542,252
Inspired Entertainment Inc.(a)(b)	27,917	134,002
J Alexander’s Holdings Inc.(a)	33,893	278,939
Kona Grill Inc.(a)(b)	16,639	17,471
Lindblad Expeditions Holdings Inc.(a)(b)	57,200	769,912
Luby’s Inc.(a)(b)	57,230	68,676
Monarch Casino & Resort Inc.(a)	29,739	1,134,245
Nathan’s Famous Inc.	7,340	487,743
Nevada Gold & Casinos Inc.(a)(b)	47,198	112,331
Noodles & Co.(a)(b)	34,902	243,965
ONE Group Hospitality Inc. (The)(a)	27,833	85,447
Papa Murphy’s Holdings Inc.(a)(b)	23,330	110,818
Peak Resorts Inc.	30,920	144,706
PlayAGS Inc.(a)(b)	55,932	1,286,436
Potbelly Corp.(a)(b)	58,587	471,625
RCI Hospitality Holdings Inc.	22,980	513,143
Red Lion Hotels Corp.(a)	40,836	334,855
Ruth’s Hospitality Group Inc.	74,084	1,683,929
Town Sports International Holdings Inc.(a)(b)	36,324	232,474
YogaWorks Inc.(a)	13,731	7,003

		18,824,195

Household Durables — 1.3%
Bassett Furniture Industries Inc.	26,407	529,196
Beazer Homes USA Inc.(a)(b)	80,187	760,173
Century Communities Inc.(a)(b)	66,995	1,156,334
CSS Industries Inc.	22,412	201,036
Dixie Group Inc. (The)(a)	40,063	28,160
Emerson Radio Corp.(a)(b)	45,228	65,128
Flexsteel Industries Inc.	19,102	421,772
Green Brick Partners Inc.(a)	64,881	469,738
Hamilton Beach Brands Holding Co., Class A	17,175	402,925
Hooker Furniture Corp.	30,084	792,413
Hovnanian Enterprises Inc., Class A(a)	297,552	203,496
Libbey Inc.	55,273	214,459
Lifetime Brands Inc.	30,156	302,465
Lovesac Co. (The)(a)	14,407	330,497
M/I Homes Inc.(a)	68,556	1,441,047
New Home Co. Inc. (The)(a)	31,996	167,339
Nova Lifestyle Inc.(a)(b)	42,997	19,787
Purple Innovation Inc.(a)(b)	11,282	66,451
Skyline Champion Corp.	73,836	1,084,651
Turtle Beach Corp.(a)(b)	19,779	282,246
Universal Electronics Inc.(a)	34,052	860,834
Vuzix Corp.(a)(b)	62,297	299,649
ZAGG Inc.(a)(b)	71,052	694,889

		10,794,685

186

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.0%
Ocean Bio-Chem Inc.(b)	11,332	$37,169
Oil-Dri Corp. of America	12,635	334,827
Orchids Paper Products Co.(a)(b)	7,274	6,838

		378,834

Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	283,824	615,898
VivoPower International PLC(a)(b)	6,667	4,000

		619,898

Insurance — 1.8%
1347 Property Insurance Holdings Inc.(a)	11,482	46,158
Atlas Financial Holdings Inc.(a)(b)	25,848	209,110
Blue Capital Reinsurance Holdings Ltd.	15,671	86,190
Citizens Inc./TX(a)(b)	132,319	995,039
Conifer Holdings Inc.(a)(b)	13,789	48,262
Crawford & Co., Class B	32,033	288,297
Donegal Group Inc., Class A	27,631	377,025
eHealth Inc.(a)(b)	48,001	1,844,198
EMC Insurance Group Inc.	23,437	746,468
FedNat Holding Co.	28,743	572,561
Global Indemnity Ltd.	21,616	783,148
Goosehead Insurance Inc., Class A(a)(b)	24,829	652,754
Greenlight Capital Re Ltd., Class A(a)(b)	72,795	627,493
Hallmark Financial Services Inc.(a)	34,224	365,855
HCI Group Inc.	18,398	934,802
Health Insurance Innovations Inc., Class A(a)(b)	32,926	880,112
Heritage Insurance Holdings Inc.(b)	50,581	744,552
Independence Holding Co.	12,696	446,899
Investors Title Co.	3,445	608,663
Kingstone Companies Inc.	24,110	426,506
NI Holdings Inc.(a)	27,357	430,326
Protective Insurance Corp., Class B	28,539	475,174
Tiptree Inc.	67,206	375,682
Trupanion Inc.(a)(b)	64,322	1,637,638
United Insurance Holdings Corp.	52,495	872,467

		15,475,379

Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	25,512	77,812
Care.com Inc.(a)	49,893	963,434
DHI Group Inc.(a)(b)	125,721	191,096
Meet Group Inc. (The)(a)	177,118	820,056
QuinStreet Inc.(a)(b)	113,967	1,849,684
Travelzoo(a)	12,529	123,160
Zedge Inc., Class B(a)	17,951	43,944

		4,069,186

Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)	68,274	834,991
Duluth Holdings Inc., Class B(a)(b)	20,396	514,591
EVINE Live Inc.(a)(b)	163,404	65,182
FTD Companies Inc.(a)(b)	39,002	57,723
Gaia Inc.(a)(b)	29,046	300,917
Lands’ End Inc.(a)(b)	26,146	371,535
Leaf Group Ltd.(a)	41,825	286,501
Liquidity Services Inc.(a)	67,078	413,871
Overstock.com Inc.(a)(b)	58,381	792,814
PetMed Express Inc.	50,316	1,170,350
Remark Holdings Inc.(a)(b)	64,739	78,334
RumbleON Inc., Class B(a)(b)	15,948	85,800
U.S. Auto Parts Network Inc.(a)(b)	66,436	60,457

		5,033,066

Security	Shares	Value

IT Services — 2.0%
Alithya Group Inc., Class A(a)(b)	41,082	$97,364
ALJ Regional Holdings Inc.(a)(b)	53,279	69,795
Brightcove Inc.(a)	94,748	667,026
Carbonite Inc.(a)(b)	81,700	2,063,742
Cass Information Systems Inc.	37,121	1,964,443
Computer Task Group Inc.(a)	36,133	147,423
ConvergeOne Holdings Inc.	67,458	835,130
CSP Inc.	9,164	89,532
Everi Holdings Inc.(a)(b)	164,222	845,743
Exela Technologies Inc.(a)(b)	122,040	474,736
Hackett Group Inc. (The)	62,500	1,000,625
I3 Verticals Inc., Class A(a)	20,359	490,652
Information Services Group Inc.(a)	93,037	394,477
Innodata Inc.(a)	70,789	106,183
Internap Corp.(a)(b)	61,392	254,777
Limelight Networks Inc.(a)(b)	273,417	639,796
MoneyGram International Inc.(a)	75,312	150,624
Perficient Inc.(a)(b)	83,490	1,858,487
PFSweb Inc.(a)(b)	39,715	203,738
PRGX Global Inc.(a)(b)	57,782	547,196
ServiceSource International Inc.(a)	190,238	205,457
StarTek Inc.(a)(b)	34,024	226,260
Steel Connect Inc.(a)(b)	91,638	158,534
Tucows Inc., Class A(a)(b)	24,330	1,461,260
Unisys Corp.(a)(b)	126,996	1,476,963

		16,429,963

Leisure Products — 0.9%
American Outdoor Brands Corp.(a)	136,288	1,752,664
Clarus Corp.	53,397	540,378
Escalade Inc.	30,148	345,195
JAKKS Pacific Inc.(a)(b)	51,397	75,554
Johnson Outdoors Inc., Class A	12,302	722,619
Malibu Boats Inc., Class A(a)(b)	52,145	1,814,646
Marine Products Corp.	18,230	308,269
MasterCraft Boat Holdings Inc.(a)	46,280	865,436
Nautilus Inc.(a)(b)	75,726	825,413

		7,250,174

Life Sciences Tools & Services — 1.2%
Champions Oncology Inc.(a)(b)	15,666	122,352
ChromaDex Corp.(a)(b)	97,259	333,598
Codexis Inc.(a)(b)	130,998	2,187,667
Enzo Biochem Inc.(a)	109,454	304,282
Fluidigm Corp.(a)(b)	67,503	581,876
Harvard Bioscience Inc.(a)	93,285	296,646
NanoString Technologies Inc.(a)	63,714	944,879
NeoGenomics Inc.(a)(b)	164,946	2,079,969
Pacific Biosciences of California Inc.(a)	349,508	2,586,359
Quanterix Corp.(a)	21,839	399,872

		9,837,500

Machinery — 2.2%
ARC Group Worldwide Inc.(a)(b)	30,662	30,662
ASV Holdings Inc., NVS(a)	14,981	29,962
Blue Bird Corp.(a)	34,634	629,993
Columbus McKinnon Corp./NY(b)	56,430	1,700,800
Commercial Vehicle Group Inc.(a)	76,599	436,614
DMC Global Inc.	36,270	1,273,802
Douglas Dynamics Inc.	56,615	2,031,912
Eastern Co. (The)	15,061	364,175
Energy Recovery Inc.(a)(b)	93,202	627,249

187

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
ExOne Co. (The)(a)(b)	27,268	$180,514
FreightCar America Inc.(a)	29,705	198,726
Gencor Industries Inc.(a)	24,777	271,804
Global Brass & Copper Holdings Inc.	55,489	1,395,548
Graham Corp.	25,179	575,088
Hurco Companies Inc.	15,938	568,987
Jason Industries Inc.(a)(b)	63,801	87,407
Kadant Inc.	28,271	2,302,956
LB Foster Co., Class A(a)	25,155	399,965
LS Starrett Co. (The), Class A	17,912	93,680
Lydall Inc.(a)	42,879	870,873
Manitex International Inc.(a)	36,717	208,553
Miller Industries Inc./TN	29,483	796,041
NN Inc.	106,651	715,628
Omega Flex Inc.	7,438	402,173
Park-Ohio Holdings Corp.	23,407	718,361
Perma-Pipe International Holdings Inc.(a)(b)	18,299	160,116
Spartan Motors Inc.	86,450	625,034
Titan International Inc.	128,886	600,608
Twin Disc Inc.(a)	23,875	352,156

		18,649,387

Marine — 0.2%
Eagle Bulk Shipping Inc.(a)(b)	127,615	588,305
Genco Shipping & Trading Ltd.(a)(b)	24,859	196,138
Pangaea Logistics Solutions Ltd.(a)	18,341	55,573
Safe Bulkers Inc.(a)(b)	136,807	243,516
Scorpio Bulkers Inc.	149,247	825,336

		1,908,868

Media — 1.3%
AH Belo Corp., Class A	55,334	186,476
Beasley Broadcast Group Inc., Class A	20,172	75,645
Boston Omaha Corp., Class A(a)(b)	13,486	315,572
Cardlytics Inc.(a)	15,001	162,461
Central European Media Enterprises Ltd., Class A(a)(b)	229,026	636,692
Daily Journal Corp.(a)(b)	1,473	344,682
Emmis Communications Corp., Class A(a)	28,547	91,065
Entercom Communications Corp., Class A	325,678	1,859,621
Entravision Communications Corp., Class A	161,862	471,018
Fluent Inc.(a)(b)	82,457	296,845
Harte-Hanks Inc.(a)	11,003	26,627
Hemisphere Media Group Inc.(a)(b)	51,841	629,350
Lee Enterprises Inc.(a)(b)	136,492	287,998
Level Brands Inc.(a)(b)	14,636	45,225
Marchex Inc., Class B	88,625	234,856
McClatchy Co. (The), Class A(a)(b)	14,123	108,041
MDC Partners Inc., Class A(a)	143,026	373,298
National CineMedia Inc.	195,710	1,268,201
New Media Investment Group Inc.	151,302	1,750,564
Saga Communications Inc., Class A	10,542	350,311
Salem Media Group Inc.	32,508	67,942
Social Reality Inc.(a)(b)	22,759	46,428
TechTarget Inc.(a)(b)	50,976	622,417
Townsquare Media Inc., Class A	22,977	93,746
Tribune Publishing Co.(a)(b)	44,822	508,282
Urban One Inc., NVS(a)	58,960	94,926
Xcel Brands Inc.(a)(b)	20,045	22,651

		10,970,940

Metals & Mining — 0.8%
Ampco-Pittsburgh Corp.(a)	20,467	63,448

Security	Shares	Value

Metals & Mining (continued)
Friedman Industries Inc.(b)	17,964	$126,646
Gold Resource Corp.	134,935	539,740
Haynes International Inc.	31,233	824,551
Olympic Steel Inc.	23,071	329,223
Paramount Gold Nevada Corp.(a)(b)	52,749	43,782
Pershing Gold Corp.(a)(b)	57,067	60,491
Ramaco Resources Inc.(a)(b)	15,739	77,908
Ryerson Holding Corp.(a)(b)	37,931	240,482
Schnitzer Steel Industries Inc., Class A	66,187	1,426,330
SunCoke Energy Inc.(a)	165,938	1,418,770
Synalloy Corp.	21,669	359,489
TimkenSteel Corp.(a)	102,560	896,374
Universal Stainless & Alloy Products Inc.(a)	21,828	353,832

		6,761,066

Mortgage Real Estate Investment — 1.6%
AG Mortgage Investment Trust Inc.	74,919	1,193,460
Anworth Mortgage Asset Corp.(b)	263,218	1,063,401
Arbor Realty Trust Inc.(b)	145,813	1,468,337
Ares Commercial Real Estate Corp.	70,339	917,221
Cherry Hill Mortgage Investment Corp.	41,194	722,543
Dynex Capital Inc.	149,800	856,856
Ellington Residential Mortgage REIT	28,474	291,289
Exantas Capital Corp.	79,433	795,919
Great Ajax Corp.	41,928	505,232
Hunt Companies Finance Trust Inc.(b)	45,629	130,499
Manhattan Bridge Capital Inc.	14,964	84,247
New York Mortgage Trust Inc.(b)	393,862	2,319,847
Orchid Island Capital Inc.(b)	130,290	832,553
Owens Realty Mortgage Inc.(b)	21,756	408,795
Ready Capital Corp.(b)	46,654	645,225
Tremont Mortgage Trust(a)(b)	5,964	53,974
Western Asset Mortgage Capital Corp.(b)	118,465	987,998

		13,277,396

Multi-Utilities — 0.2%
Unitil Corp.	37,629	1,905,533

Multiline Retail — 0.0%
Fred’s Inc., Class A(a)(b)	64,020	120,998
Tuesday Morning Corp.(a)(b)	116,694	198,380

		319,378

Oil, Gas & Consumable Fuels — 2.5%
Abraxas Petroleum Corp.(a)(b)	399,834	435,819
Adams Resources & Energy Inc.	5,997	232,144
Aemetis Inc.(a)(b)	33,601	20,379
Approach Resources Inc.(a)(b)	110,403	96,271
Ardmore Shipping Corp.(a)	85,390	398,771
Bonanza Creek Energy Inc.(a)(b)	47,597	983,830
Centrus Energy Corp., Class A(a)	15,618	26,394
Clean Energy Fuels Corp.(a)(b)	346,404	595,815
Cloud Peak Energy Inc.(a)(b)	185,087	67,797
Comstock Resources Inc.(a)(b)	32,875	148,924
Contango Oil & Gas Co.(a)(b)	62,402	202,807
DHT Holdings Inc.	234,006	917,304
Dorian LPG Ltd.(a)(b)	73,575	428,942
Earthstone Energy Inc., Class A(a)	46,892	211,952
Eclipse Resources Corp.(a)(b)	220,908	231,953
Energy Fuels Inc./Canada(a)(b)	221,138	630,243
Evolution Petroleum Corp.	63,382	432,265
Goodrich Petroleum Corp.(a)(b)	24,885	335,948

188

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hallador Energy Co.	43,366	$219,866
International Seaways Inc.(a)	55,638	936,944
Isramco Inc.(a)	2,173	257,501
Lilis Energy Inc.(a)(b)	108,281	148,345
Lonestar Resources U.S. Inc., Class A(a)(b)	36,018	131,466
Midstates Petroleum Co. Inc.(a)	37,504	281,655
NACCO Industries Inc., Class A	10,044	340,492
NextDecade Corp.(a)(b)	19,676	106,250
Nordic American Tankers Ltd.	360,769	721,538
Northern Oil and Gas Inc.(a)(b)	491,804	1,111,477
Overseas Shipholding Group Inc., Series A(a)	141,207	234,404
Pacific Ethanol Inc.(a)(b)	103,644	89,237
Panhandle Oil and Gas Inc., Class A	41,207	638,708
Penn Virginia Corp.(a)	31,882	1,723,541
Renewable Energy Group Inc.(a)(b)	94,443	2,427,185
REX American Resources Corp.(a)(b)	14,502	987,731
Ring Energy Inc.(a)(b)	147,439	748,990
Rosehill Resources Inc.(a)(b)	2,372	5,290
Sanchez Energy Corp.(a)(b)	162,805	43,957
SandRidge Energy Inc.(a)	77,940	593,123
SilverBow Resources Inc.(a)	18,748	443,203
Teekay Tankers Ltd., Class A	478,726	444,258
Torchlight Energy Resources Inc.(a)(b)	118,819	67,050
TransAtlantic Petroleum Ltd.(a)(b)	77,682	80,789
Ultra Petroleum Corp.(a)(b)	398,036	302,547
Uranium Energy Corp.(a)(b)	456,318	570,397
VAALCO Energy Inc.(a)	142,731	209,815
Vertex Energy Inc.(a)(b)	63,882	65,160
W&T Offshore Inc.(a)(b)	234,773	967,265
Zion Oil & Gas Inc.(a)(b)	138,364	57,753

		21,353,495

Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	41,046	1,000,291
Verso Corp., Class A(a)(b)	88,227	1,976,285

		2,976,576

Personal Products — 0.2%
DS Healthcare Group Inc.(a)(c)	30,533	—
Lifevantage Corp.(a)	34,864	459,856
Mannatech Inc.	5,494	103,287
Natural Alternatives International Inc.(a)(b)	15,389	151,274
Natural Health Trends Corp.	19,751	365,196
Nature’s Sunshine Products Inc.(a)	22,891	186,562
United-Guardian Inc.	9,105	166,986
Veru Inc.(a)(b)	99,452	139,233
Youngevity International Inc.(a)(b)	12,013	68,714

		1,641,108

Pharmaceuticals — 2.9%
AcelRx Pharmaceuticals Inc.(a)(b)	152,153	351,473
Acer Therapeutics Inc.(a)(b)	8,891	178,887
Aclaris Therapeutics Inc.(a)	89,649	662,506
Adamis Pharmaceuticals Corp.(a)(b)	115,618	260,140
Adolor Corp. Escrow(a)(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	49,671	28,606
Alimera Sciences Inc.(a)(b)	161,213	115,767
Amphastar Pharmaceuticals Inc.(a)(b)	91,632	1,823,477
Ampio Pharmaceuticals Inc.(a)(b)	253,857	100,223
ANI Pharmaceuticals Inc.(a)(b)	20,260	912,105
Apyx Medical Corp.(a)	81,018	524,997
Aquestive Therapeutics Inc.(a)	13,142	82,795

Security	Shares	Value

Pharmaceuticals (continued)
Aratana Therapeutics Inc.(a)(b)	117,708	$721,550
Arvinas Holding Co. LLC(a)	20,832	267,691
Assembly Biosciences Inc.(a)(b)	53,961	1,220,598
Assertio Therapeutics Inc.(a)(b)	148,505	536,103
Avenue Therapeutics Inc.(a)(b)	16,997	91,784
Axsome Therapeutics Inc.(a)(b)	49,974	140,927
BioDelivery Sciences International Inc.(a)(b)	142,433	527,002
Cerecor Inc.(a)(b)	27,162	87,733
Chiasma Inc.(a)(b)	50,627	157,450
Clearside Biomedical Inc.(a)	71,564	76,573
Cocrystal Pharma Inc.(a)(b)	30,562	110,023
Collegium Pharmaceutical Inc.(a)(b)	75,400	1,294,618
Cumberland Pharmaceuticals Inc.(a)(b)	29,594	186,442
Cymabay Therapeutics Inc.(a)(b)	148,764	1,170,773
Dermira Inc.(a)(b)	88,301	634,884
Dova Pharmaceuticals Inc.(a)(b)	28,934	219,320
Durect Corp.(a)	400,907	193,678
Eloxx Pharmaceuticals Inc.(a)(b)	56,726	681,279
Eton Pharmaceuticals Inc.(a)(b)	9,201	56,310
Evofem Biosciences Inc.(a)(b)	12,789	53,586
Evoke Pharma Inc.(a)(b)	37,411	92,779
Evolus Inc.(a)(b)	24,774	294,811
EyePoint Pharmaceuticals Inc.(a)(b)	129,719	245,169
Flex Pharma Inc.(a)(b)	28,674	9,460
Harrow Health Inc.(a)(b)	46,261	263,225
Innovate Biopharmaceuticals Inc.(a)(b)	52,151	120,469
Kala Pharmaceuticals Inc.(a)(b)	39,885	195,038
KemPharm Inc.(a)	49,480	88,074
Lannett Co. Inc.(a)(b)	75,941	376,667
Liquidia Technologies Inc.(a)(b)	12,604	273,003
Marinus Pharmaceuticals Inc.(a)	90,904	260,894
Melinta Therapeutics Inc.(a)(b)	87,017	68,978
Menlo Therapeutics Inc.(a)(b)	23,327	96,107
Neos Therapeutics Inc.(a)(b)	118,518	195,555
NovaBay Pharmaceuticals Inc.(a)(b)	13,586	10,498
Novan Inc.(a)(b)	46,437	38,543
Novus Therapeutics Inc.(a)(b)	13,391	21,426
Ocular Therapeutix Inc.(a)	83,990	334,280
Odonate Therapeutics Inc.(a)(b)	16,993	239,261
Omeros Corp.(a)(b)	116,175	1,294,189
Opiant Pharmaceuticals Inc.(a)(b)	8,383	121,134
Optinose Inc.(a)(b)	47,512	294,574
Oramed Pharmaceuticals Inc.(a)(b)	44,378	133,134
Osmotica Pharmaceuticals PLC(a)	24,693	191,371
Otonomy Inc.(a)	68,956	127,569
Pain Therapeutics Inc.(a)(b)	36,828	31,304
Paratek Pharmaceuticals Inc.(a)(b)	78,916	404,839
Pernix Therapeutics Holdings Inc.(a)(b)	31,576	13,262
PLx Pharma Inc.(a)	2,273	3,478
ProPhase Labs Inc.	20,009	63,228
Provention Bio Inc.(a)(b)	23,340	41,312
Reata Pharmaceuticals Inc., Class A(a)(b)	47,728	2,677,541
resTORbio Inc.(a)(b)	19,390	167,142
scPharmaceuticals Inc.(a)(b)	18,329	68,917
SCYNEXIS Inc.(a)(b)	120,293	57,945
Sienna Biopharmaceuticals Inc.(a)	37,384	86,731
SIGA Technologies Inc.(a)(b)	132,681	1,048,180
Teligent Inc.(a)(b)	101,746	139,392
Tetraphase Pharmaceuticals Inc.(a)	131,052	148,089
Verrica Pharmaceuticals Inc.(a)(b)	11,690	95,273

189

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Xeris Pharmaceuticals Inc.(a)(b)	16,938	$287,946
Zomedica Pharmaceuticals Corp.(a)(b)	73,305	90,165
Zynerba Pharmaceuticals Inc.(a)	36,249	107,660

		24,387,913

Professional Services — 1.9%
Acacia Research Corp.(a)(b)	108,314	322,776
Barrett Business Services Inc.	17,875	1,023,344
BG Staffing Inc.	21,882	451,863
CBIZ Inc.(a)	134,219	2,644,114
CRA International Inc.	20,744	882,657
DLH Holdings Corp.(a)(b)	17,581	83,158
Forrester Research Inc.	26,330	1,176,951
Franklin Covey Co.(a)	25,491	569,214
GP Strategies Corp.(a)(b)	31,738	400,216
Heidrick & Struggles International Inc.	47,194	1,471,981
Hudson Global Inc.(a)(b)	81,143	109,543
InnerWorkings Inc.(a)(b)	107,689	402,757
Kelly Services Inc., Class A, NVS	79,275	1,623,552
Kforce Inc.	59,275	1,832,783
Mastech Digital Inc.(a)(b)	10,694	67,372
Mistras Group Inc.(a)	44,633	641,823
RCM Technologies Inc.(a)	25,915	80,336
Red Violet Inc.(a)(b)	12,294	82,862
Resources Connection Inc.	76,112	1,080,790
ShiftPixy Inc.(a)(b)	37,533	66,809
Volt Information Sciences Inc.(a)(b)	33,267	71,524
Willdan Group Inc.(a)(b)	24,552	858,829

		15,945,254

Real Estate Management & Development — 0.5%
Altisource Asset Management Corp.(a)	2,103	62,438
Altisource Portfolio Solutions SA(a)(b)	24,933	560,743
American Realty Investors Inc.(a)(b)	6,105	73,687
Consolidated-Tomoka Land Co.(b)	10,182	534,555
Forestar Group Inc.(a)	26,929	372,967
FRP Holdings Inc.(a)	18,894	869,313
Griffin Industrial Realty Inc.	4,659	148,622
Maui Land & Pineapple Co. Inc.(a)(b)	17,730	175,882
Rafael Holdings Inc., Class B(a)(b)	21,805	172,914
Tejon Ranch Co.(a)(b)	54,425	902,366
Trinity Place Holdings Inc.(a)(b)	51,595	223,922

		4,097,409

Road & Rail — 0.3%
Covenant Transportation Group Inc., Class A(a)	31,285	600,672
Daseke Inc.(a)(b)	102,180	376,022
PAM Transportation Services Inc.(a)(b)	5,423	213,721
Patriot Transportation Holding Inc.(a)(b)	6,184	120,526
Roadrunner Transportation Systems Inc.(a)	66,257	32,870
U.S. Xpress Enterprises Inc., Class A(a)	52,361	293,745
Universal Logistics Holdings Inc.	21,047	380,740
USA Truck Inc.(a)(b)	19,906	297,993
YRC Worldwide Inc.(a)	86,564	272,677

		2,588,966

Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)(b)	21,787	237,043
Adesto Technologies Corp.(a)(b)	63,355	278,762
Aehr Test Systems(a)(b)	48,266	68,055
Alpha & Omega Semiconductor Ltd.(a)	51,471	524,490
Amtech Systems Inc.(a)(b)	32,256	146,120
Aquantia Corp.(a)(b)	54,042	473,948

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Atomera Inc.(a)(b)	34,927	$100,241
Axcelis Technologies Inc.(a)(b)	80,930	1,440,554
AXT Inc.(a)(b)	98,006	426,326
CEVA Inc.(a)(b)	56,392	1,245,699
Cohu Inc.	99,811	1,603,963
CVD Equipment Corp.(a)	12,213	43,356
CyberOptics Corp.(a)	17,423	307,168
Everspin Technologies Inc.(a)	30,212	169,489
FormFactor Inc.(a)(b)	187,202	2,637,676
GSI Technology Inc.(a)(b)	40,823	209,830
Ichor Holdings Ltd.(a)(b)	57,098	930,697
Impinj Inc.(a)(b)	40,987	596,361
Intermolecular Inc.(a)(b)	47,079	47,550
inTEST Corp.(a)	26,184	160,508
Kopin Corp.(a)(b)	149,623	149,473
Nanometrics Inc.(a)(b)	58,031	1,585,987
NeoPhotonics Corp.(a)(b)	88,185	571,439
NVE Corp.	12,277	1,074,729
PDF Solutions Inc.(a)(b)	70,774	596,625
Photronics Inc.(a)	171,124	1,656,480
Pixelworks Inc.(a)(b)	84,861	246,097
QuickLogic Corp.(a)(b)	238,402	174,987
Rudolph Technologies Inc.(a)	80,643	1,650,762
SMART Global Holdings Inc.(a)(b)	25,982	771,665
Summit Wireless Technologies Inc.(a)	6,344	21,696
Ultra Clean Holdings Inc.(a)(b)	97,114	822,556

		20,970,332

Software — 1.9%
A10 Networks Inc.(a)	132,016	823,780
Agilysys Inc.(a)	41,070	588,944
Amber Road Inc.(a)	58,979	485,397
American Software Inc./GA, Class A	71,560	747,802
Asure Software Inc.(a)(b)	26,250	133,350
Aware Inc./MA(a)	41,597	150,165
BSQUARE Corp.(a)	34,490	53,459
ChannelAdvisor Corp.(a)	65,805	746,887
Digimarc Corp.(a)(b)	27,982	405,739
Digital Turbine Inc.(a)(b)	196,315	359,256
Domo Inc., Class B(a)(b)	20,211	396,742
eGain Corp.(a)(b)	44,229	290,584
Evolving Systems Inc.(a)	24,056	28,506
Finjan Holdings Inc.(a)(b)	44,860	112,599
Fusion Connect Inc.(a)(b)	49,824	83,704
GlobalSCAPE Inc.	41,756	187,067
GSE Systems Inc.(a)	45,788	96,155
Intelligent Systems Corp.(a)(b)	4,912	63,463
Issuer Direct Corp.	5,579	63,322
Majesco(a)(b)	17,907	126,961
Mam Software Group Inc.(a)(b)	14,771	110,192
Marin Software Inc.(a)(b)	10,786	57,274
Mind CTI Ltd.(b)	61,277	139,711
Mitek Systems Inc.(a)(b)	82,208	888,668
MobileIron Inc.(a)	188,488	865,160
Model N Inc.(a)	65,855	871,262
Net Element Inc.(a)(b)	7,549	43,180
NetSol Technologies Inc.(a)	24,406	150,097
NXT-ID Inc.(a)(b)	52,773	35,886
OneSpan Inc.(a)	79,738	1,032,607
Park City Group Inc.(a)(b)	33,779	201,661
QAD Inc., Class A	26,728	1,051,212

190

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RealNetworks Inc.(a)(b)	63,074	$145,701
Rimini Street Inc.(a)(b)	25,530	131,479
Rubicon Project Inc. (The)(a)	114,056	425,429
Seachange International Inc.(a)	78,206	98,540
SharpSpring Inc.(a)(b)	17,807	226,683
ShotSpotter Inc.(a)(b)	18,425	574,491
SITO Mobile Ltd.(a)(b)	55,243	49,719
Smith Micro Software Inc.(a)(b)	52,602	94,684
Support.com Inc.(a)	47,504	116,860
Synacor Inc.(a)(b)	86,717	128,341
Telaria Inc.(a)(b)	112,149	306,167
Telenav Inc.(a)(b)	78,137	317,236
Upland Software Inc.(a)	39,526	1,074,317
Veritone Inc.(a)(b)	19,784	75,179
VirnetX Holding Corp.(a)(b)	139,981	335,954
Zix Corp.(a)	133,156	762,984

		16,254,556

Specialty Retail — 2.3%
America’s Car-Mart Inc./TX(a)(b)	14,843	1,075,375
Ascena Retail Group Inc.(a)(b)	441,902	1,109,174
Barnes & Noble Education Inc.(a)	96,294	386,139
Barnes & Noble Inc.	150,822	1,069,328
Big 5 Sporting Goods Corp.	49,219	127,477
Blink Charging Co.(a)(b)	44,199	76,022
Boot Barn Holdings Inc.(a)	71,912	1,224,661
Build-A-Bear Workshop Inc.(a)(b)	36,495	144,155
Cato Corp. (The), Class A	56,341	803,986
Christopher & Banks Corp.(a)(b)	87,402	40,660
Citi Trends Inc.	31,284	637,881
Conn’s Inc.(a)(b)	49,442	932,476
Container Store Group Inc. (The)(a)(b)	39,704	189,388
Destination Maternity Corp.(a)(b)	29,837	84,737
Destination XL Group Inc.(a)	89,808	194,883
Francesca’s Holdings Corp.(a)(b)	87,442	84,889
GNC Holdings Inc., Class A(a)	207,044	490,694
Haverty Furniture Companies Inc.	49,546	930,474
Hibbett Sports Inc.(a)(b)	48,183	689,017
J. Jill Inc.(a)(b)	42,558	226,834
Kirkland’s Inc.(a)(b)	39,251	374,062
Lazydays Holdings Inc.(a)(b)	14,412	77,825
Lumber Liquidators Holdings Inc.(a)(b)	73,254	697,378
MarineMax Inc.(a)(b)	51,378	940,731
Pier 1 Imports Inc.	198,379	60,664
Rent-A-Center Inc./TX(a)(b)	112,671	1,824,144
RTW RetailWinds Inc., NVS(a)(b)	74,953	212,117
Sears Hometown and Outlet Stores Inc.(a)(b)	23,574	50,213
Shoe Carnival Inc.	26,838	899,342
Sportsman’s Warehouse Holdings Inc.(a)(b)	95,556	418,535
Stage Stores Inc.(b)	69,883	51,714
Stein Mart Inc.(a)	78,799	84,315
Tandy Leather Factory Inc.(a)(b)	17,124	97,264
Tile Shop Holdings Inc.	105,309	577,093
Tilly’s Inc., Class A	51,951	564,188
Trans World Entertainment Corp.(a)	40,052	25,233
Vitamin Shoppe Inc.(a)	40,418	191,581
Winmark Corp.(b)	6,278	998,202
Zumiez Inc.(a)	47,391	908,486

		19,571,337

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	16,424	$307,950
Avid Technology Inc.(a)(b)	71,991	341,957
Boxlight Corp., Class A(a)(b)	2,658	3,190
Eastman Kodak Co.(a)(b)	41,049	104,675
Immersion Corp.(a)(b)	65,321	585,276
Intevac Inc.(a)(b)	55,860	292,148
Quantum Corp.(a)(b)	70,009	140,018
TransAct Technologies Inc.	17,780	159,664
USA Technologies Inc.(a)(b)	142,696	555,088

		2,489,966

Textiles, Apparel & Luxury Goods — 1.1%
Crocs Inc.(a)	168,929	4,388,775
Crown Crafts Inc.	25,105	135,567
Culp Inc.	29,516	557,852
Delta Apparel Inc.(a)(b)	17,908	308,555
Jerash Holdings U.S. Inc.(b)	3,098	18,123
Lakeland Industries Inc.(a)	20,999	219,230
Movado Group Inc.	40,185	1,270,650
Rocky Brands Inc.	17,561	456,586
Sequential Brands Group Inc.(a)(b)	102,452	81,972
Superior Group of Companies Inc.	23,424	413,434
Unifi Inc.(a)	40,518	925,431
Vera Bradley Inc.(a)	57,037	488,807
Vince Holding Corp.(a)(b)	7,909	73,791

		9,338,773

Thrifts & Mortgage Finance — 3.9%
Bank7 Corp.(a)	8,692	116,038
BankFinancial Corp.	34,672	518,346
Bridgewater Bancshares Inc.(a)	63,184	666,591
BSB Bancorp. Inc./MA(a)	22,985	644,959
Central Federal Corp.(a)	10,598	123,891
Dime Community Bancshares Inc.	83,080	1,410,698
Entegra Financial Corp.(a)	16,809	348,787
ESSA Bancorp. Inc.	32,926	513,975
Federal Agricultural Mortgage Corp., Class C, NVS	23,143	1,398,763
First Defiance Financial Corp.	56,510	1,385,060
FS Bancorp. Inc.	10,922	468,335
Hingham Institution for Savings	3,806	752,598
Home Bancorp. Inc.	22,044	780,358
HomeStreet Inc.(a)	63,528	1,348,699
HopFed Bancorp. Inc.	21,045	279,688
Impac Mortgage Holdings Inc.(a)(b)	24,315	91,911
Luther Burbank Corp.	55,551	501,070
Merchants Bancorp/IN	43,041	859,098
Meridian Bancorp. Inc.	128,943	1,846,464
Meta Financial Group Inc.	71,264	1,381,809
Mr Cooper Group Inc.(a)(b)	188,428	2,198,955
NMI Holdings Inc., Class A(a)	160,509	2,865,086
Ocwen Financial Corp.(a)(b)	295,248	395,632
OP Bancorp(a)(b)	35,241	312,588
PB Bancorp Inc.	22,814	248,673
PCSB Financial Corp.(b)	46,308	905,784
Ponce de Leon Federal Bank, NVS(a)	25,002	318,525
Provident Bancorp. Inc.(a)(b)	13,057	283,076
Provident Financial Holdings Inc.	24,705	382,927
Prudential Bancorp. Inc.	26,654	469,110
Randolph Bancorp Inc.(a)(b)	18,127	256,497
Riverview Bancorp. Inc.	61,206	445,580
Sachem Capital Corp.	32,511	127,118

191

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Security National Financial Corp., Class A(a)	24,411	$125,961
Severn Bancorp. Inc.(b)	26,662	212,763
SI Financial Group Inc.	39,948	508,538
Southern Missouri Bancorp. Inc.	20,484	694,408
Sterling Bancorp Inc./MI	57,722	401,168
Territorial Bancorp. Inc.	26,124	678,702
Timberland Bancorp. Inc./WA	18,211	406,105
United Community Financial Corp./OH	134,603	1,191,237
United Financial Bancorp. Inc.	135,827	1,996,657
Waterstone Financial Inc.	76,237	1,277,732
Western New England Bancorp Inc.	66,769	670,361

		32,810,321

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	294,131	732,386
Pyxus International Inc.(a)(b)	21,011	249,191
Turning Point Brands Inc.	20,478	557,411

		1,538,988

Trading Companies & Distributors — 0.8%
BlueLinx Holdings Inc.(a)(b)	22,492	555,777
CAI International Inc.(a)	43,801	1,017,497
DXP Enterprises Inc./TX(a)	40,070	1,115,549
EVI Industries Inc.(b)	9,738	324,762
Foundation Building Materials Inc.(a)	37,593	312,398
General Finance Corp.(a)(b)	27,955	282,625
Houston Wire & Cable Co.(a)(b)	43,597	220,601
Huttig Building Products Inc.(a)(b)	62,149	111,868
Lawson Products Inc./DE(a)	17,330	547,628
Titan Machinery Inc.(a)(b)	47,863	629,399
Transcat Inc.(a)	17,818	338,898
Veritiv Corp.(a)(b)	29,079	726,103
Willis Lease Finance Corp.(a)(b)	8,865	306,729

		6,489,834

Water Utilities — 1.0%
AquaVenture Holdings Ltd.(a)(b)	28,627	540,764
Artesian Resources Corp., Class A, NVS	20,753	723,657
Cadiz Inc.(a)(b)	56,087	577,696
Connecticut Water Service Inc.	30,620	2,047,559
Consolidated Water Co. Ltd.	37,726	439,885
Global Water Resources Inc.	31,450	318,903
Middlesex Water Co.	40,542	2,162,916
Pure Cycle Corp.(a)	45,647	453,275
York Water Co. (The)	33,651	1,078,851

		8,343,506

Wireless Telecommunication Services — 0.5%
Boingo Wireless Inc.(a)(b)	104,920	2,158,204
Gogo Inc.(a)(b)	145,071	433,762
NII Holdings Inc.(a)(b)	224,699	990,923
Spok Holdings Inc.	48,115	638,005

		4,220,894

Total Common Stocks — 99.6% (Cost: $982,642,864)		836,462,395

Security	Shares	Value

Rights

Media — 0.0%
Social Reality Inc., (Expires 12/31/19)(a)(b)(c)	23,207	$—

Total Rights — 0.0% (Cost: $0)		—

Warrants

Energy Equipment & Services — 0.0%
Basic Energy Services Inc., NVS (Expires 12/23/23)(a)	4,203	210

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., NVS (Expires 04/28/20)(a)	3,803	114

Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., NVS (Expires 01/31/28)(a)	2,752	—
Ditech Holding Corp., NVS (Expires 02/09/28)(a)	3,469	1

		1

Total Warrants — 0.0% (Cost: $0)		325

Short-Term Investments

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	150,797,265	150,812,345
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	805,642	805,642

		151,617,987

Total Short-Term Investments — 18.0% (Cost: $151,604,394)		151,617,987

Total Investments in Securities — 117.6% (Cost: $1,134,247,258)		988,080,707

Other Assets, Less Liabilities — (17.6)%		(147,865,417)

Net Assets — 100.0%		$840,215,290

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

192

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Micro-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	136,060,830	14,736,435	150,797,265	$150,812,345	$3,989,113	(a)	$(3,306)	$15,013
BlackRock Cash Funds: Treasury, SL Agency Shares	1,111,609	(305,967)	805,642	805,642	23,454		—	—

				$151,617,987	$4,012,567		$(3,306)	$15,013

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	53	03/15/19	$3,575	$(22,532)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$836,462,394	$—	$1	$836,462,395
Rights	—	—	—	—
Warrants	325	—	—	325
Money Market Funds	151,617,987	—	—	151,617,987

	$988,080,706	$—	$1	$988,080,707

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,532)	$—	$—	$(22,532)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

193

Schedule of Investments (unaudited) December 31, 2018	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Diversified REITs — 1.2%
iStar Inc.(a)	1,495,725	$13,715,798

Industrial REITs — 2.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	1,185,645	22,586,537

Mortgage REITs — 93.6%
AG Mortgage Investment Trust Inc.	646,474	10,298,331
AGNC Investment Corp.(a)	8,127,064	142,548,703
Annaly Capital Management Inc.(a)	20,567,485	201,972,703
Anworth Mortgage Asset Corp.(a)	2,241,433	9,055,389
Apollo Commercial Real Estate Finance Inc.(a)	2,830,059	47,148,783
Arbor Realty Trust Inc.(a)	1,417,820	14,277,447
Ares Commercial Real Estate Corp.	616,609	8,040,581
ARMOUR Residential REIT Inc.(a)	965,814	19,799,187
Blackstone Mortgage Trust Inc., Class A(a)	1,555,533	49,559,281
Capstead Mortgage Corp.(a)	2,080,376	13,876,108
Cherry Hill Mortgage Investment Corp.(a)	365,155	6,404,819
Chimera Investment Corp.(a)	2,844,051	50,680,989
Dynex Capital Inc.(a)	1,333,435	7,627,248
Ellington Residential Mortgage REIT	230,463	2,357,637
Exantas Capital Corp.	699,597	7,009,962
Granite Point Mortgage Trust Inc.(a)	986,017	17,777,887
Great Ajax Corp.	371,324	4,474,454
Invesco Mortgage Capital Inc.(a)	2,579,010	37,344,065
KKR Real Estate Finance Trust Inc.	495,402	9,486,948
Ladder Capital Corp.	2,116,833	32,747,407
MFA Financial Inc.	7,612,610	50,852,235
New Residential Investment Corp.(a)	5,697,214	80,957,411
New York Mortgage Trust Inc.(a)	3,575,131	21,057,522
Orchid Island Capital Inc.(a)	1,205,187	7,701,145
PennyMac Mortgage Investment Trust(a)(b)	1,372,867	25,562,784
Ready Capital Corp.(a)	407,586	5,636,914

Security	Shares	Value

Mortgage REITs (continued)
Redwood Trust Inc.(a)	1,886,905	$28,435,658
Starwood Property Trust Inc.(a)	4,216,695	83,111,058
TPG RE Finance Trust Inc.	807,688	14,764,537
Two Harbors Investment Corp.	3,777,341	48,501,058
Western Asset Mortgage Capital Corp.(a)	1,077,766	8,988,568

		1,068,056,819

Specialized REITs — 0.7%
Jernigan Capital Inc.(a)	413,936	8,204,212

Total Common Stocks — 97.5% (Cost: $1,182,537,877)		1,112,563,366

Short-Term Investments

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(b)(c)(d)	176,366,955	176,384,592
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	585,279	585,279

		176,969,871

Total Short-Term Investments — 15.5% (Cost: $176,961,180)		176,969,871

Total Investments in Securities — 113.0% (Cost: $1,359,499,057)		1,289,533,237

Other Assets, Less Liabilities — (13.0)%		(148,566,400)

Net Assets — 100.0%		$1,140,966,837

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	169,437,391	6,929,564	(a)	—	176,366,955	$176,384,592	$364,379	(b)	$(7,923)	$19,426
BlackRock Cash Funds: Treasury, SL Agency Shares	292,744	292,535	(a)	—	585,279	585,279	38,876		—	—
PennyMac Mortgage Investment Trust	1,176,281	485,779		(289,193)	1,372,867	25,562,784	2,411,321		184,265	201,784

						$202,532,655	$2,814,576		$176,342	$221,210

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

194

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	1,013	03/15/19	$29,985	$155,774

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,112,563,366	$—	$—	$1,112,563,366
Money Market Funds	176,969,871	—	—	176,969,871

	$1,289,533,237	$—	$—	$1,289,533,237

Derivative financial instruments(a)
Assets
Futures Contracts	$155,774	$—	$—	$155,774

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

195

Schedule of Investments (unaudited) December 31, 2018	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 79.7%
AC Immune SA(a)	643,071	$6,077,021
ACADIA Pharmaceuticals Inc.(a)(b)	1,584,836	25,626,798
Acceleron Pharma Inc.(a)(b)	518,253	22,569,918
Achillion Pharmaceuticals Inc.(a)	1,557,076	2,475,751
Acorda Therapeutics Inc.(a)(b)	533,599	8,313,472
Adamas Pharmaceuticals Inc.(a)(b)	305,526	2,609,192
Adaptimmune Therapeutics PLC, ADR(a)(b)	854,264	4,912,018
Aduro Biotech Inc.(a)(b)	888,273	2,345,041
Adverum Biotechnologies Inc.(a)	704,892	2,220,410
Aeglea BioTherapeutics Inc.(a)(b)	268,660	2,012,263
Agios Pharmaceuticals Inc.(a)(b)	652,764	30,098,948
Aimmune Therapeutics Inc.(a)(b)	695,287	16,631,265
Akebia Therapeutics Inc.(a)(b)	640,909	3,544,227
Alder Biopharmaceuticals Inc.(a)(b)	766,596	7,857,609
Alexion Pharmaceuticals Inc.(a)	2,503,139	243,705,613
Alkermes PLC(a)(b)	1,743,388	51,447,380
Allakos Inc.(a)(b)	472,177	24,680,692
Alnylam Pharmaceuticals Inc.(a)(b)	1,133,553	82,647,349
AMAG Pharmaceuticals Inc.(a)(b)	387,330	5,883,543
Amarin Corp. PLC, ADR(a)(b)	3,340,912	45,469,812
Amgen Inc.	3,214,927	625,849,839
Amicus Therapeutics Inc.(a)(b)	2,123,811	20,346,109
AnaptysBio Inc.(a)(b)	300,155	19,146,887
Apellis Pharmaceuticals Inc.(a)	630,599	8,317,601
Aptinyx Inc.(a)	375,567	6,211,878
Arbutus Biopharma Corp.(a)(b)	622,525	2,384,271
Arena Pharmaceuticals Inc.(a)(b)	554,345	21,591,738
Argenx SE, ADR NVS(a)(b)	249,188	23,939,491
ArQule Inc.(a)	1,222,045	3,385,065
Array BioPharma Inc.(a)(b)	2,390,671	34,067,062
Arrowhead Pharmaceuticals Inc.(a)(b)	988,340	12,275,183
Ascendis Pharma A/S, ADR(a)(b)	445,200	27,891,780
Atara Biotherapeutics Inc.(a)(b)	512,171	17,792,821
Athenex Inc.(a)(b)	751,996	9,542,829
Audentes Therapeutics Inc.(a)	478,973	10,211,704
Aurinia Pharmaceuticals Inc.(a)(b)	958,411	6,536,363
Autolus Therapeutics PLC , ADR(a)(b)	202,468	6,649,049
Avrobio Inc.(a)(b)	268,591	4,472,040
Axovant Sciences Ltd.(a)	1,371,648	1,366,161
BeiGene Ltd., ADR(a)(b)	424,010	59,471,643
BioCryst Pharmaceuticals Inc.(a)(b)	1,230,137	9,927,206
Biogen Inc.(a)	2,006,204	603,706,908
BioMarin Pharmaceutical Inc.(a)	1,997,849	170,116,842
Bluebird Bio Inc.(a)(b)	613,667	60,875,766
Blueprint Medicines Corp.(a)(b)	493,128	26,584,530
Cara Therapeutics Inc.(a)(b)	441,431	5,738,603
Celgene Corp.(a)	7,444,720	477,132,105
Cellectis SA, ADR(a)(b)	174,376	2,903,360
ChemoCentryx Inc.(a)(b)	566,055	6,175,660
China Biologic Products Holdings Inc.(a)	441,633	33,524,361
Clovis Oncology Inc.(a)(b)	591,474	10,622,873
Coherus Biosciences Inc.(a)(b)	762,005	6,896,145
Concert Pharmaceuticals Inc.(a)(b)	263,060	3,301,403
Corbus Pharmaceuticals Holdings Inc.(a)(b)	642,728	3,753,532
Crinetics Pharmaceuticals Inc.(a)(b)	269,507	8,082,515
CRISPR Therapeutics AG(a)	584,699	16,704,850
Cytokinetics Inc.(a)(b)	613,762	3,878,976
CytomX Therapeutics Inc.(a)(b)	505,119	7,627,297

Security	Shares	Value

Biotechnology (continued)
DBV Technologies SA, ADR, NVS(a)(b)	300,567	$1,929,640
Deciphera Pharmaceuticals Inc.(a)	422,259	8,863,216
Denali Therapeutics Inc.(a)(b)	1,064,672	21,996,124
Dicerna Pharmaceuticals Inc.(a)(b)	703,363	7,518,950
Eagle Pharmaceuticals Inc./DE(a)(b)	168,173	6,775,690
Editas Medicine Inc.(a)(b)	536,430	12,203,783
Eidos Therapeutics Inc.(a)(b)	412,006	5,669,203
Eiger BioPharmaceuticals Inc.(a)(b)	214,092	2,175,175
Enanta Pharmaceuticals Inc.(a)(b)	217,934	15,436,265
Epizyme Inc.(a)(b)	890,530	5,485,665
Esperion Therapeutics Inc.(a)(b)	301,278	13,858,788
Exelixis Inc.(a)	3,354,592	65,984,825
Fate Therapeutics Inc.(a)	723,395	9,281,158
FibroGen Inc.(a)(b)	953,454	44,125,851
Five Prime Therapeutics Inc.(a)(b)	399,769	3,717,852
Flexion Therapeutics Inc.(a)(b)	424,867	4,809,494
Forty Seven Inc.(a)(b)	348,306	5,475,370
G1 Therapeutics Inc.(a)(b)	419,846	8,040,051
Galapagos NV, ADR, NVS(a)(b)	118,805	10,899,171
Genomic Health Inc.(a)(b)	405,298	26,105,244
Geron Corp.(a)(b)	2,132,370	2,132,370
Gilead Sciences Inc.	9,306,525	582,123,139
Global Blood Therapeutics Inc.(a)(b)	586,045	24,057,147
GlycoMimetics Inc.(a)(b)	483,798	4,581,567
Grifols SA, ADR, NVS(b)	1,567,227	28,774,288
Halozyme Therapeutics Inc.(a)(b)	1,621,918	23,728,660
Homology Medicines Inc.(a)(b)	420,407	9,400,301
ImmunoGen Inc.(a)(b)	1,675,131	8,040,629
Immunomedics Inc.(a)(b)	2,132,017	30,423,883
Incyte Corp.(a)	2,387,696	151,833,589
Inovio Pharmaceuticals Inc.(a)(b)	1,063,578	4,254,312
Insmed Inc.(a)(b)	866,127	11,363,586
Insys Therapeutics Inc.(a)(b)	834,204	2,919,714
Intellia Therapeutics Inc.(a)(b)	485,383	6,625,478
Intercept Pharmaceuticals Inc.(a)(b)	332,721	33,534,950
Intrexon Corp.(a)(b)	1,538,544	10,062,078
Ionis Pharmaceuticals Inc.(a)(b)	1,543,551	83,444,367
Iovance Biotherapeutics Inc.(a)(b)	1,382,738	12,237,231
Ironwood Pharmaceuticals Inc.(a)(b)	1,571,664	16,282,439
Karyopharm Therapeutics Inc.(a)(b)	680,475	6,376,051
Kiniksa Pharmaceuticals Ltd., Class A(a)	176,857	4,967,913
Kura Oncology Inc.(a)(b)	426,672	5,990,475
Lexicon Pharmaceuticals Inc.(a)(b)	1,189,657	7,899,322
Ligand Pharmaceuticals Inc.(a)(b)	238,470	32,360,379
Loxo Oncology Inc.(a)(b)	343,492	48,112,924
MacroGenics Inc.(a)(b)	474,583	6,027,204
Magenta Therapeutics Inc.(a)(b)	371,699	2,118,684
MannKind Corp.(a)(b)	1,780,289	1,887,106
MediciNova Inc.(a)(b)	469,574	3,836,420
Minerva Neurosciences Inc.(a)(b)	435,644	2,936,241
Mirati Therapeutics Inc.(a)(b)	364,568	15,464,975
Momenta Pharmaceuticals Inc.(a)(b)	881,413	9,730,800
Myriad Genetics Inc.(a)(b)	838,824	24,384,614
Neurocrine Biosciences Inc.(a)(b)	1,017,457	72,656,604
Novavax Inc.(a)(b)	4,299,310	7,910,730
OPKO Health Inc.(a)(b)	6,281,221	18,906,475
PDL BioPharma Inc.(a)(b)	1,641,315	4,759,814
Portola Pharmaceuticals Inc.(a)(b)	745,372	14,549,661
Progenics Pharmaceuticals Inc.(a)(b)	948,822	3,985,052
ProQR Therapeutics NV(a)	357,913	5,647,867

196

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Proteostasis Therapeutics Inc.(a)	551,173	$1,785,801
Prothena Corp. PLC(a)	447,572	4,609,992
PTC Therapeutics Inc.(a)(b)	566,096	19,428,415
Puma Biotechnology Inc.(a)(b)	427,860	8,706,951
Ra Pharmaceuticals Inc.(a)(b)	363,384	6,613,589
Radius Health Inc.(a)(b)	511,029	8,426,868
Regeneron Pharmaceuticals Inc.(a)(b)	915,510	341,942,985
REGENXBIO Inc.(a)(b)	402,124	16,869,102
Replimune Group Inc.(a)	353,779	3,537,790
Retrophin Inc.(a)(b)	463,242	10,483,166
Rhythm Pharmaceuticals Inc.(a)(b)	385,812	10,370,627
Rigel Pharmaceuticals Inc.(a)(b)	1,870,091	4,301,209
Rocket Pharmaceuticals Inc.(a)(b)	446,637	6,619,160
Rubius Therapeutics Inc.(a)(b)	886,256	14,250,996
Sage Therapeutics Inc.(a)(b)	526,070	50,392,245
Sangamo Therapeutics Inc.(a)(b)	1,145,439	13,149,640
Sarepta Therapeutics Inc.(a)(b)	791,123	86,335,253
Savara Inc.(a)(b)	394,289	2,984,768
Seattle Genetics Inc.(a)(b)	1,796,831	101,808,444
Seres Therapeutics Inc.(a)(b)	458,349	2,071,737
Solid Biosciences Inc.(a)(b)	397,276	10,646,997
Spark Therapeutics Inc.(a)(b)	423,519	16,576,534
Spectrum Pharmaceuticals Inc.(a)(b)	1,203,598	10,531,483
Surface Oncology Inc.(a)	310,375	1,315,990
Synlogic Inc.(a)	285,318	2,000,079
Syros Pharmaceuticals Inc.(a)(b)	377,344	2,101,806
TESARO Inc.(a)(b)	617,626	45,858,731
Tocagen Inc.(a)	229,115	1,881,034
Translate Bio Inc.(a)(b)	506,134	3,796,005
Ultragenyx Pharmaceutical Inc.(a)(b)	567,498	24,674,813
uniQure NV(a)	417,284	12,026,125
United Therapeutics Corp.(a)(b)	489,047	53,257,218
UNITY Biotechnology Inc.(a)(b)	474,517	7,715,646
Unum Therapeutics Inc.(a)(b)	336,250	1,479,500
UroGen Pharma Ltd.(a)	173,498	7,470,824
Vanda Pharmaceuticals Inc.(a)(b)	588,487	15,377,165
Veracyte Inc.(a)	458,337	5,765,879
Verastem Inc.(a)(b)	826,788	2,778,008
Vertex Pharmaceuticals Inc.(a)	1,851,623	306,832,447
Voyager Therapeutics Inc.(a)(b)	364,444	3,425,774
Xencor Inc.(a)(b)	630,953	22,815,260
Xenon Pharmaceuticals Inc.(a)	283,002	1,785,743
Zafgen Inc.(a)(b)	413,393	2,046,295
Zai Lab Ltd., ADR(a)	230,181	5,344,803

		5,879,004,219

Chemicals — 0.0%
Amyris Inc.(a)(b)	856,527	2,860,800

Health Care Equipment & Supplies — 0.6%
Cerus Corp.(a)(b)	1,522,350	7,718,315
Neuronetics Inc.(a)(b)	197,097	3,813,827
Novocure Ltd.(a)	1,043,601	34,939,761

		46,471,903

Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	238,476	5,597,032

Life Sciences Tools & Services — 9.5%
Bio-Techne Corp.	423,725	61,321,482
Illumina Inc.(a)(b)	1,565,069	469,411,145
Luminex Corp.	501,314	11,585,367

Security	Shares	Value

Life Sciences Tools & Services (continued)
Medpace Holdings Inc.(a)(b)	399,480	$21,144,477
NanoString Technologies Inc.(a)(b)	348,860	5,173,594
Pacific Biosciences of California Inc.(a)(b)	1,670,638	12,362,721
PRA Health Sciences Inc.(a)	729,024	67,041,047
Quanterix Corp.(a)	248,878	4,556,956
Syneos Health Inc.(a)(b)	1,159,246	45,616,330

		698,213,119

Pharmaceuticals — 10.0%
AcelRx Pharmaceuticals Inc.(a)(b)	694,101	1,603,373
Aclaris Therapeutics Inc.(a)(b)	456,623	3,374,444
Aerie Pharmaceuticals Inc.(a)(b)	509,981	18,410,314
Akcea Therapeutics Inc.(a)(b)	1,001,485	30,184,758
Akorn Inc.(a)(b)	1,407,024	4,769,811
Amphastar Pharmaceuticals Inc.(a)(b)	515,920	10,266,808
ANI Pharmaceuticals Inc.(a)(b)	132,788	5,978,116
Aquestive Therapeutics Inc.(a)(b)	279,645	1,761,764
Aratana Therapeutics Inc.(a)(b)	548,162	3,360,233
Assertio Therapeutics Inc.(a)(b)	718,142	2,592,493
Collegium Pharmaceutical Inc.(a)(b)	373,260	6,408,874
Corium International Inc. (a)	416,117	74,901
Cymabay Therapeutics Inc.(a)	666,430	5,244,804
Dermira Inc.(a)(b)	472,181	3,394,981
Dova Pharmaceuticals Inc.(a)(b)	316,864	2,401,829
Eloxx Pharmaceuticals Inc.(a)(b)	393,815	4,729,718
Endo International PLC(a)	2,517,170	18,375,341
Evolus Inc.(a)(b)	305,815	3,639,198
EyePoint Pharmaceuticals Inc.(a)(b)	1,063,531	2,010,074
Foamix Pharmaceuticals Ltd.(a)	611,643	2,195,798
GW Pharmaceuticals PLC, ADR, NVS(a)(b)	300,791	29,294,035
Horizon Pharma PLC(a)	1,880,760	36,750,050
Hutchison China MediTech Ltd., ADR, NVS(a)	340,989	7,873,436
Innoviva Inc.(a)	1,133,657	19,782,315
Intra-Cellular Therapies Inc.(a)(b)	616,638	7,023,507
Jazz Pharmaceuticals PLC(a)	676,800	83,896,128
Kala Pharmaceuticals Inc.(a)(b)	379,053	1,853,569
Medicines Co. (The)(a)(b)	829,531	15,877,223
Mylan NV(a)	5,785,359	158,518,837
MyoKardia Inc.(a)(b)	451,838	22,076,805
Nektar Therapeutics(a)(b)	1,942,000	63,833,540
Ocular Therapeutix Inc.(a)	460,758	1,833,817
Omeros Corp.(a)(b)	551,550	6,144,267
Optinose Inc.(a)(b)	462,240	2,865,888
Pacira Pharmaceuticals Inc./DE(a)(b)	461,303	19,845,255
Paratek Pharmaceuticals Inc.(a)(b)	358,558	1,839,403
Reata Pharmaceuticals Inc., Class A(a)(b)	269,184	15,101,222
resTORbio Inc.(a)(b)	314,551	2,711,430
Revance Therapeutics Inc.(a)(b)	415,006	8,354,071
SIGA Technologies Inc.(a)(b)	900,674	7,115,325
Strongbridge Biopharma PLC(a)	524,835	2,351,261
Supernus Pharmaceuticals Inc.(a)(b)	586,317	19,477,451
TherapeuticsMD Inc.(a)(b)	2,673,231	10,185,010
Theravance Biopharma Inc.(a)	621,693	15,909,124
Tricida Inc.(a)(b)	472,106	11,132,259
WaVe Life Sciences Ltd.(a)	330,353	13,888,040
Xeris Pharmaceuticals Inc.(a)(b)	233,971	3,977,507
Zogenix Inc.(a)(b)	470,878	17,168,212

		737,456,619

Total Common Stocks — 99.9% (Cost: $10,025,380,284)		7,369,603,692

197

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	1,001,345,488	$1,001,445,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	11,756,038	11,756,038

		1,013,201,660

Total Short-Term Investments — 13.7% (Cost: $1,013,118,547)		1,013,201,660

Total Investments in Securities — 113.6% (Cost: $11,038,498,831)		8,382,805,352

Other Assets, Less Liabilities — (13.6)%		(1,003,954,546)

Net Assets — 100.0%		$7,378,850,806

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,158,426,318	(157,080,830)	1,001,345,488	$1,001,445,622	$7,267,323	(a)	$75,607	$103,754
BlackRock Cash Funds: Treasury, SL Agency Shares	10,935,163	820,875	11,756,038	11,756,038	91,286		—	—

				$1,013,201,660	$7,358,609		$75,607	$103,754

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,369,528,791	$74,901	$—	$7,369,603,692
Money Market Funds	1,013,201,660	—	—	1,013,201,660

	$8,382,730,451	$74,901	$—	$8,382,805,352

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

198

Schedule of Investments (unaudited) December 31, 2018	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 2.0%
Eagle Materials Inc.	24,654	$1,504,634
Martin Marietta Materials Inc.	32,965	5,665,695
Summit Materials Inc., Class A(a)(b)	58,686	727,706
Vulcan Materials Co.	69,413	6,858,004

		14,756,039

Containers & Packaging — 7.0%
AptarGroup Inc.	33,010	3,105,251
Avery Dennison Corp.	45,582	4,094,631
Ball Corp.	178,318	8,199,062
Bemis Co. Inc.	47,838	2,195,764
Berry Global Group Inc.(a)	68,862	3,273,011
Crown Holdings Inc.(a)(b)	71,056	2,953,798
Graphic Packaging Holding Co.	163,125	1,735,650
Greif Inc., Class A, NVS	13,634	505,958
International Paper Co.	212,918	8,593,370
Owens-Illinois Inc.(a)	83,425	1,438,247
Packaging Corp. of America	49,670	4,145,458
Sealed Air Corp.	82,495	2,874,126
Silgan Holdings Inc.	40,696	961,239
Sonoco Products Co.	52,461	2,787,253
Westrock Co.	133,284	5,032,804

		51,895,622

Energy Equipment & Services — 8.9%
Apergy Corp.(a)	40,649	1,100,775
Baker Hughes a GE Co.	269,818	5,801,087
Core Laboratories NV	23,235	1,386,200
Diamond Offshore Drilling Inc.(a)(b)	34,135	322,234
Dril-Quip Inc.(a)(b)	18,814	564,984
Ensco PLC, Class A	229,750	817,910
Frank’s International NV(a)	38,126	199,018
Halliburton Co.	460,501	12,240,117
Helmerich & Payne Inc.	57,316	2,747,729
McDermott International Inc.(a)	94,925	620,809
National Oilwell Varco Inc.	201,498	5,178,499
Oceaneering International Inc.(a)	51,793	626,695
Oil States International Inc.(a)	31,529	450,234
Patterson-UTI Energy Inc.	114,293	1,182,933
Rowan Companies PLC, Class A(a)	66,786	560,334
RPC Inc.	30,602	302,042
Schlumberger Ltd.	727,888	26,262,199
TechnipFMC PLC	223,654	4,379,145
Transocean Ltd.(a)	265,939	1,845,617

		66,588,561

Metals & Mining — 9.3%
Agnico Eagle Mines Ltd.(b)	123,285	4,980,714
Alcoa Corp.(a)(b)	98,024	2,605,478
B2Gold Corp.(a)	520,157	1,518,859
Barrick Gold Corp.(b)	613,715	8,309,701
Compass Minerals International Inc.	17,799	742,040
Franco-Nevada Corp.	97,957	6,873,643
Freeport-McMoRan Inc.	761,646	7,852,570
Goldcorp Inc.(b)	457,050	4,479,090
IAMGOLD Corp.(a)(b)	245,233	902,458
Kinross Gold Corp.(a)(b)	657,154	2,129,179
Kirkland Lake Gold Ltd.(b)	98,181	2,561,542
Newmont Mining Corp.	279,985	9,701,480
Pan American Silver Corp.(b)	80,585	1,176,541
Royal Gold Inc.	34,432	2,949,101

Security	Shares	Value

Metals & Mining (continued)
Teck Resources Ltd., Class B(b)	265,304	$5,714,648
Turquoise Hill Resources Ltd.(a)(b)	518,289	855,177
Wheaton Precious Metals Corp.(b)	233,355	4,557,423
Yamana Gold Inc.	498,850	1,177,286

		69,086,930

Oil, Gas & Consumable Fuels — 72.1%
Anadarko Petroleum Corp.	265,115	11,622,642
Antero Resources Corp.(a)	116,675	1,095,578
Apache Corp.	199,518	5,237,348
Cabot Oil & Gas Corp.	226,703	5,066,812
Callon Petroleum Co.(a)(b)	119,628	776,386
Cameco Corp.	208,040	2,361,254
Canadian Natural Resources Ltd.	634,042	15,299,433
Carrizo Oil & Gas Inc.(a)(b)	44,786	505,634
Cenovus Energy Inc.(b)	536,042	3,768,375
Centennial Resource Development Inc./DE, Class A(a)(b)	100,005	1,102,055
Cheniere Energy Inc.(a)	116,118	6,873,024
Chesapeake Energy Corp.(a)(b)	480,261	1,008,548
Chevron Corp.	522,177	56,807,636
Cimarex Energy Co.	50,258	3,098,406
CNX Resources Corp.(a)	107,082	1,222,876
Concho Resources Inc.(a)(b)	105,254	10,819,059
ConocoPhillips	605,191	37,733,659
Continental Resources Inc./OK(a)	45,461	1,827,078
Crescent Point Energy Corp.(b)	289,015	872,825
CVR Energy Inc.	15,322	528,303
Delek U.S. Holdings Inc.	39,654	1,289,152
Devon Energy Corp.	246,097	5,547,026
Diamondback Energy Inc.	81,057	7,513,984
Enbridge Inc.	1,061,536	32,992,539
Encana Corp.(b)	500,624	2,893,607
Enerplus Corp.(b)	128,108	994,118
EOG Resources Inc.	304,807	26,582,218
EQT Corp.	133,802	2,527,520
Equitrans Midstream Corp.(a)(b)	106,918	2,140,498
Exxon Mobil Corp.	786,056	53,601,159
Gulfport Energy Corp.(a)	82,895	542,962
Hess Corp.	130,821	5,298,251
HollyFrontier Corp.	83,804	4,284,060
Jagged Peak Energy Inc.(a)	32,089	292,652
Kinder Morgan Inc./DE	997,661	15,344,026
Kosmos Energy Ltd.(a)	123,747	503,650
Marathon Oil Corp.	437,094	6,267,928
Marathon Petroleum Corp.	362,998	21,420,512
Matador Resources Co.(a)	54,421	845,158
Murphy Oil Corp.	85,504	1,999,939
Newfield Exploration Co.(a)	105,315	1,543,918
Noble Energy Inc.	252,215	4,731,553
Oasis Petroleum Inc.(a)(b)	140,598	777,507
Occidental Petroleum Corp.	396,927	24,363,379
ONEOK Inc.	216,219	11,665,015
Parsley Energy Inc., Class A(a)	138,458	2,212,559
PBF Energy Inc., Class A	63,016	2,058,733
PDC Energy Inc.(a)(b)	34,738	1,033,803
Peabody Energy Corp.	40,928	1,247,485
Pembina Pipeline Corp.	266,014	7,892,635
Phillips 66	223,011	19,212,398
Pioneer Natural Resources Co.	89,599	11,784,061
QEP Resources Inc.(a)(b)	124,455	700,682
Range Resources Corp.(b)	108,849	1,041,685

199

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
SemGroup Corp., Class A	34,498	$475,382
SM Energy Co.	54,233	839,527
Southwestern Energy Co.(a)	305,574	1,042,007
SRC Energy Inc.(a)(b)	127,520	599,344
Suncor Energy Inc.	850,289	23,782,583
Targa Resources Corp.	120,493	4,340,158
Tellurian Inc.(a)(b)	49,301	342,642
TransCanada Corp.	480,133	17,140,748
Valero Energy Corp.	223,048	16,721,909
Vermilion Energy Inc.	80,156	1,688,887
Whiting Petroleum Corp.(a)	47,827	1,085,195
WildHorse Resource Development Corp.(a)	13,140	185,405
Williams Companies Inc. (The)	636,288	14,030,150
World Fuel Services Corp.	35,342	756,672
WPX Energy Inc.(a)	207,664	2,356,986

		536,160,898

Paper & Forest Products — 0.4%
Domtar Corp.	33,062	1,161,468
Louisiana-Pacific Corp.	74,217	1,649,102
Norbord Inc.	27,385	728,167

		3,538,737

Total Common Stocks — 99.7% (Cost: $1,127,363,719)		742,026,787

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	25,716,792	$25,719,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	912,572	912,572

		26,631,936

Total Short-Term Investments — 3.6% (Cost: $26,630,076)		26,631,936

Total Investments in Securities — 103.3% (Cost: $1,153,993,795)		768,658,723

Other Assets, Less Liabilities — (3.3)%		(24,812,145)

Net Assets — 100.0%		$743,846,578

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,370,764	(9,653,972)	25,716,792	$25,719,364	$122,990	(a)	$593	$3,275
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,761	(205,189)	912,572	912,572	14,781		—	—

				$26,631,936	$137,771		$593	$3,275

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$742,026,787	$—	$—	$742,026,787
Money Market Funds	26,631,936	—	—	26,631,936

	$768,658,723	$—	$—	$768,658,723

200

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® North American Natural Resources ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

201

Schedule of Investments (unaudited) December 31, 2018	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Acacia Communications Inc.(a)	28,697	$1,090,486
Arista Networks Inc.(a)(b)	19,694	4,149,526
ARRIS International PLC(a)	77,418	2,366,668
Ciena Corp.(a)	67,982	2,305,270
Cisco Systems Inc.	94,882	4,111,237
CommScope Holding Co. Inc.(a)(b)	139,744	2,290,404
EchoStar Corp., Class A(a)	49,183	1,806,000
Extreme Networks Inc.(a)	112,856	688,422
F5 Networks Inc.(a)	26,647	4,317,613
Finisar Corp.(a)	107,739	2,327,162
Infinera Corp.(a)	152,755	609,492
InterDigital Inc.	33,167	2,203,284
Juniper Networks Inc.	160,278	4,313,081
Lumentum Holdings Inc.(a)	54,385	2,284,714
Motorola Solutions Inc.	34,901	4,015,011
NETGEAR Inc.(a)	31,944	1,662,046
NetScout Systems Inc.(a)(b)	70,847	1,674,115
Plantronics Inc.	33,486	1,108,387
Ubiquiti Networks Inc.(b)	19,374	1,925,969
ViaSat Inc.(a)	36,473	2,150,083
Viavi Solutions Inc.(a)	231,338	2,324,947

		49,723,917

Total Common Stocks — 99.9% (Cost: $59,120,738)		49,723,917

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	4,184,658	$4,185,076
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	29,566	29,566

		4,214,642

Total Short -Term Investments — 8.5% (Cost: $4,214,602)		4,214,642

Total Investments in Securities — 108.4% (Cost: $63,335,340)		53,938,559

Other Assets, Less Liabilities — (8.4)%		(4,171,846)

Net Assets — 100.0%		$49,766,713

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,289,865	(2,105,207)	4,184,658	$4,185,076	$107,671	(a)	$654	$200
BlackRock Cash Funds: Treasury, SL Agency Shares	8,309	21,257	29,566	29,566	776		—	—

				$4,214,642	$108,447		$654	$200

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,723,917	$—	$—	$49,723,917
Money Market Funds	4,214,642	—	—	4,214,642

	$53,938,559	$—	$—	$53,938,559

202

Schedule of Investments (unaudited) December 31, 2018	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 15.3%
Applied Materials Inc.	1,242,388	$40,675,783
ASML Holding NV, NYS(a)	152,046	23,661,399
Entegris Inc.	316,007	8,815,015
KLA-Tencor Corp.	343,025	30,697,307
Lam Research Corp.	295,081	40,181,180
MKS Instruments Inc.	120,698	7,798,298
Teradyne Inc.	401,680	12,604,718

		164,433,700

Semiconductors — 84.5%
Advanced Micro Devices Inc.(a)(b)	2,174,509	40,141,436
Analog Devices Inc.	503,859	43,246,218
Broadcom Inc.	390,100	99,194,628
Cree Inc.(a)(b)	229,824	9,830,722
Cypress Semiconductor Corp.	811,103	10,317,230
Integrated Device Technology Inc.(b)	289,131	14,002,614
Intel Corp.	1,878,444	88,155,377
Marvell Technology Group Ltd.	1,475,417	23,887,001
Maxim Integrated Products Inc.	620,876	31,571,545
Mellanox Technologies Ltd.(a)(b)	119,948	11,080,796
Microchip Technology Inc.	529,995	38,117,240
Micron Technology Inc.(b)	1,201,240	38,115,345
Monolithic Power Systems Inc.	95,037	11,048,051
NVIDIA Corp.	566,968	75,690,228
NXP Semiconductors NV	555,550	40,710,704
ON Semiconductor Corp.(b)	943,262	15,573,256
Qorvo Inc.(b)	279,898	16,998,206
QUALCOMM Inc.	1,591,106	90,549,842
Silicon Laboratories Inc.(b)	96,476	7,603,274
Skyworks Solutions Inc.	397,830	26,662,567

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,232,150	$45,478,657
Texas Instruments Inc.	927,707	87,668,311
Xilinx Inc.	500,800	42,653,136

		908,296,384

Total Common Stocks — 99.8%
(Cost: $1,348,202,117)		1,072,730,084

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	39,519,729	39,523,681
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	1,944,851	1,944,851

		41,468,532

Total Short -Term Investments — 3.9% (Cost: $41,467,647)		41,468,532

Total Investments in Securities — 103.7% (Cost: $1,389,669,764)		1,114,198,616

Other Assets, Less Liabilities — (3.7)%		(39,601,589)

Net Assets — 100.0%		$1,074,597,027

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,743,462	35,776,267	39,519,729	$39,523,681	$160,837	(a)	$71	$1,259
BlackRock Cash Funds: Treasury, SL Agency Shares	1,923,824	21,027	1,944,851	1,944,851	24,398		—	—

				$41,468,532	$185,235		$71	$1,259

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

203

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® PHLX Semiconductor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,072,730,084	$—	$—	$1,072,730,084
Money Market Funds	41,468,532	—	—	41,468,532

	$1,114,198,616	$—	$—	$1,114,198,616

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NYS	New York Registered Shares

204

Schedule of Investments (unaudited) December 31, 2018	iShares® Preferred and Income Securities ETF (Formerly iShares© U.S. Preferred Stock ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Public Storage	1,620	$40,678
Welltower Inc.	2,850	179,978

		220,656

Total Common Stocks — 0.0% (Cost: $219,975)		220,656

Investment Companies

Exchange Traded Funds — 0.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)(b)	208,480	9,287,784
iShares Core U.S. Aggregate Bond ETF(a)	155,000	16,505,950

		25,793,734

Total Investment Companies — 0.2% (Cost: $26,986,222)		25,793,734

Preferred Stocks

Automobiles — 3.7%
Deutsche Bank Contingent Capital Trust II, 6.55%	3,323,025	80,251,054
Deutsche Bank Contingent Capital Trust V, 8.05%	5,752,128	143,918,242
GMAC Capital Trust I, Series 2, 8.40% (3 mo. LIBOR US + 5.785%)(c)	11,062,588	280,436,606

		504,605,902

Banks — 32.8%
Banc of California Inc., Series E, 7.00%	486,207	11,970,416
Banco Santander SA, Series 6, 4.00% (3 mo. LIBOR US + 0.520%)(c)	1,244,771	23,887,156
Bank of America Corp.
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)	949,146	19,685,288
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(b)(c)	1,486,511	31,097,810
Series CC, 6.20%	3,662,274	92,911,891
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)	521,495	10,403,825
Series EE, 6.00%	3,356,890	84,090,095
Series GG, 6.00%(b)	6,375,000	160,012,500
Series H, 3.36% (3 mo. LIBOR US + 0.650%)(c)	1,409,177	26,182,509
Series K, 6.45%(c)	4,942,096	124,540,819
Series W, 6.63%	3,463,564	88,113,068
Series Y, 6.50%	3,938,911	99,969,561
BB&T Corp. 5.63%	1,911,534	44,940,164
5.85%	2,386,123	58,388,430
Series E, 5.63%	4,773,330	111,504,989
Series F, 5.20%(b)	1,867,541	41,366,033
Series G, 5.20%(b)	2,075,409	45,949,555
Citigroup Inc.
Series J, 7.13%(c)	4,301,826	112,664,823
Series K, 6.88%(c)	6,762,349	177,308,791
Series L, 6.88%(b)	2,223,022	56,509,219
Series S, 6.30%	4,677,736	119,282,268
Fifth Third Bancorp., Series I, 6.63%(c)	2,231,366	57,725,438
First Republic Bank/CA
Series D, 5.50%	780,905	17,687,498
Series H, 5.13%	909,237	19,412,210
Series I, 5.50%	1,244,184	27,645,769
HSBC Holdings PLC, Series A, 6.20%(b)	5,958,985	153,563,043
Huntington Bancshares Inc./OH, Series D, 6.25%	2,538,363	63,002,170

Security	Shares	Value

Banks (continued)
ING Groep NV 6.13%	2,908,286	$72,445,404
6.38%	4,341,793	110,021,035
JPMorgan Chase & Co.
Series AA, 6.10%	6,056,544	154,684,134
Series BB, 6.15%(b)	4,887,675	126,004,262
Series P, 5.45%	3,824,759	93,706,596
Series T, 6.70%	3,931,052	99,888,031
Series W, 6.30%	3,740,245	94,890,016
Series Y, 6.13%	6,077,794	154,072,078
KeyCorp, Series F, 5.65%	1,756,364	40,009,972
KeyCorp., Series E, 6.13%(c)	2,054,856	53,056,382
MB Financial Inc., Series C, 6.00%	855,113	19,812,968
People’s United Financial Inc., Series A, 5.63%(c)	1,130,665	25,112,070
PNC Financial Services Group Inc. (The)
Series P, 6.13%(c)	6,235,873	160,511,371
Series Q, 5.38%	1,972,943	45,614,442
Regions Financial Corp.
Series A, 6.38%	2,161,635	53,911,177
Series B, 6.38%(b)(c)	2,143,980	53,149,264
Synovus Financial Corp., Series D, 6.30%(c)	822,060	19,762,322
TCF Financial Corp., Series C, 5.70%	826,641	18,880,480
U.S. Bancorp, Series K, 5.50%	2,412,208	59,557,416
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(c)	4,160,016	77,875,500
Series F, 6.50%(c)	4,575,691	121,164,298
Series H, 5.15%	2,079,459	47,681,995
Valley National Bancorp, Series B, 5.50%(c)	528,915	11,773,648
Webster Financial Corp., Series F, 5.25%	616,674	13,011,821
Wells Fargo & Co. 5.20%(b)	3,167,800	69,723,278
Series O, 5.13%	2,745,427	59,795,400
Series P, 5.25%	2,639,834	58,261,136
Series Q, 5.85%(c)	7,285,941	179,015,570
Series R, 6.63%(c)	3,547,936	93,239,758
Series T, 6.00%	2,952,430	74,224,090
Series V, 6.00%	4,054,623	101,811,584
Series W, 5.70%	3,209,245	76,380,031
Series X, 5.50%	4,639,122	106,931,762

		4,425,794,629

Capital Markets — 13.0%
AllianzGI Convertible & Income Fund, Series A, 5.63%(b)	421,804	9,946,138
AllianzGI Convertible & Income Fund II, 5.50%	468,612	10,768,704
Apollo Global Management LLC
Series A, 6.38%(b)	1,130,471	25,435,598
Series B, 6.38%	1,271,368	28,198,942
Ares Management Corp., Series A, 7.00%	1,273,750	33,142,975
Bank of New York Mellon Corp. (The), 5.20%	2,393,704	54,408,892
Carlyle Group LP (The), Series A, 5.88%	1,660,216	33,818,600
Charles Schwab Corp. (The)
Series C, 6.00%	2,491,398	63,256,595
Series D, 5.95%	3,114,250	77,856,250
GDL Fund (The), Series C, 4.00%(b)(c)	286,338	14,482,976
Goldman Sachs Group Inc. (The)
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(c)	3,115,897	54,715,151
Series B, 6.20%(b)	699,717	17,842,784
Series C, 4.00% (3 mo. LIBOR US + 0.750%)(c)	822,300	15,048,090
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)	5,607,763	98,135,853
Series J, 5.50%(c)	4,153,256	100,508,795

205

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Preferred and Income Securities ETF (Formerly iShares© U.S. Preferred Stock ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Series K, 6.38%(b)(c)	2,908,092	$73,865,537
Series N, 6.30%(b)	2,803,829	71,105,103
KKR & Co. Inc.
Series A, 6.75%	1,431,961	37,030,512
Series B, 6.50%	620,617	16,098,805
Ladenburg Thalmann Financial Services Inc., Series A, 8.00%	1,747,840	41,388,851
Morgan Stanley
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)	4,570,742	86,661,268
Series E, 7.13%(c)	3,584,639	94,526,930
Series F, 6.88%(c)	3,532,133	91,482,245
Series G, 6.63%(b)	2,078,224	52,433,592
Series I, 6.38%(c)	4,155,516	104,843,669
Series K, 5.85%(c)	4,155,516	100,895,929
Northern Trust Corp., Series C, 5.85%	1,639,440	40,674,506
Oaktree Capital Group LLC
Series A, 6.63%(b)	739,435	16,962,639
Series B, 6.55%	983,500	22,325,450
State Street Corp.
Series C, 5.25%	2,078,941	46,817,751
Series D, 5.90%(c)	3,119,308	76,360,660
Series E, 6.00%	3,119,308	78,481,789
Series G, 5.35%(c)	2,078,941	49,645,111
Stifel Financial Corp., Series A, 6.25%	614,914	14,948,559

		1,754,115,249

Commercial Services & Supplies — 0.3%
Pitney Bowes Inc., 6.70%(b)	1,833,714	43,037,268

Consumer Finance — 2.8%
Capital One Financial Corp.
Series B, 6.00%	3,631,970	89,310,142
Series C, 6.25%	2,075,859	52,021,027
Series D, 6.70%	2,075,859	52,623,026
Series F, 6.20%	2,075,859	52,456,957
Series G, 5.20%	2,490,596	53,846,685
Series H, 6.00%	2,075,859	51,709,648
Navient Corp., 6.00%	1,250,627	20,635,345

		372,602,830

Diversified Financial Services — 2.2%
Allied Capital Corp., 6.88%(b)	944,974	23,397,556
Citigroup Capital XIII, 8.89%
(3 mo. LIBOR US + 6.370%)(c)	10,084,006	266,520,278
Compass Diversified Holdings, Series A, 7.25%	540,258	9,638,203

		299,556,037

Diversified Telecommunication Services — 0.5%
Telephone & Data Systems Inc. 5.88%	910,702	17,895,294
6.88%	1,014,364	23,492,670
7.00%(b)	1,332,939	31,044,150

		72,432,114

Electric Utilities — 2.7%
Alabama Power Co., Series A, 5.00%	1,128,921	26,800,585
Duke Energy Corp., 5.13%	2,142,373	48,631,867
NextEra Energy Capital Holdings Inc. 5.00%	1,943,335	42,928,270
Series I, 5.13%	2,138,479	47,880,545
PPL Capital Funding Inc., Series B, 5.90%	1,940,913	47,785,278
SCE Trust II, 5.10%	1,671,909	32,234,405
SCE Trust III, Series H, 5.75%(c)	1,206,100	27,909,154

Security	Shares	Value

Electric Utilities (continued)
SCE Trust IV, Series J, 5.38%(c)	1,441,900	$29,270,570
SCE Trust V, Series K, 5.45%(c)	1,336,091	27,897,580
SCE Trust VI, 5.00%	2,045,088	37,200,151

		368,538,405

Electronic Equipment, Instruments & Components — 0.2%
Belden Inc., 6.75%(d)	558,286	32,575,988

Energy Equipment & Services — 0.1%
Nabors Industries Ltd., 6.00%(d)	593,925	10,631,257

Equity Real Estate Investment Trusts (REITs) — 12.8%
American Homes 4 Rent
Series D, 6.50%	1,104,332	24,869,557
Series E, 6.35%	944,955	20,930,753
Series F, 5.88%	636,688	13,115,773
Series G, 5.88%	472,491	9,690,790
Series H, 6.25%(e)	421,804	9,372,485
Ashford Hospitality Trust Inc. Series D, 8.45%	249,502	5,895,732
Series F, 7.38%(b)	497,632	9,241,026
Series G, 7.38%	690,762	13,055,402
Series I, 7.50%(b)	678,025	12,896,036
Boston Properties Inc., Series B, 5.25%(b)	845,980	19,330,643
Brookfield Property REIT Inc., Series A, 6.38%	1,030,308	22,306,168
CBL & Associates Properties Inc. Series D, 7.38%	1,972,453	20,868,553
Series E, 6.63%	781,166	7,467,947
Cedar Realty Trust Inc. Series B, 7.25%	147,385	3,414,910
Series C, 6.50%	513,824	9,752,380
City Office REIT Inc., Series A, 6.63%	471,952	10,642,518
Colony Capital Inc. Series B, 8.25%	760,033	17,556,762
Series E, 8.75%	1,027,825	23,783,871
Series H, 7.13%	1,181,433	21,809,253
Series I, 7.15%	1,417,705	26,156,657
Series J, 7.13%	1,294,826	23,889,540
Digital Realty Trust Inc.
Series C, 6.63%	887,456	23,499,835
Series G, 5.88%	1,068,127	25,079,622
Series H, 7.38%	1,589,230	40,064,488
Series I, 6.35%	1,060,801	27,018,602
Series J, 5.25%	867,397	18,171,967
EPR Properties, Series G, 5.75%	746,190	15,595,371
Farmland Partners Inc., Series B, 6.00%(b)(f)	730,747	13,526,127
Federal Realty Investment Trust, Series C, 5.00%(b)	731,035	15,242,080
Global Net Lease Inc., Series A, 7.25%	569,876	14,064,540
Hersha Hospitality Trust
Series D, 6.50%	832,927	16,825,125
Series E, 6.50%	417,164	8,660,325
Kimco Realty Corp.
Series I, 6.00%(b)	792,492	19,011,883
Series J, 5.50%	1,084,012	22,883,493
Series K, 5.63%(b)	820,011	17,671,237
Series L, 5.13%	985,100	19,416,321
Series M, 5.25%	953,245	19,493,860
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,152,627	26,210,738

206

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Preferred and Income Securities ETF (Formerly iShares© U.S. Preferred Stock ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties Inc.
Series E, 5.70%	1,222,751	$28,123,273
Series F, 5.20%	1,518,247	31,731,362
National Storage Affiliates Trust, Series A, 6.00%	819,627	18,400,626
Pennsylvania REIT
Series C, 7.20%	708,796	11,404,528
Series D, 6.88%	513,802	7,984,483
PS Business Parks Inc.
Series U, 5.75%	1,060,271	24,863,355
Series W, 5.20%(b)	884,845	18,307,443
Series X, 5.25%	1,055,976	21,858,703
Series Y, 5.20%	955,466	19,634,826
Public Storage
Series A, 5.88%	887,807	22,195,175
Series B, 5.40%	1,329,008	30,301,382
Series C, 5.13%	931,084	20,092,793
Series D, 4.95%	1,439,884	30,280,761
Series E, 4.90%	1,534,846	31,648,525
Series F, 5.15%	1,256,531	27,090,808
Series G, 5.05%	1,334,558	28,466,122
Series U, 5.63%(b)	1,278,774	31,317,175
Series V, 5.38%	2,120,293	47,918,622
Series W, 5.20%(b)	2,142,453	47,155,391
Series X, 5.20%(b)	868,862	19,158,407
Series Y, 6.38%	1,280,017	32,141,227
Series Z, 6.00%	1,104,387	27,664,894
QTS Realty Trust Inc.
Series A, 7.13%	472,366	10,864,418
Series B, 6.50%(b)(d)	329,598	31,074,499
RLJ Lodging Trust, Series A, 1.95%(d)	1,419,813	35,182,966
Senior Housing Properties Trust, 5.63%	1,603,207	32,368,749
SITE Centers Corp., Series A, 6.38%(e)	821,048	17,734,637
Spirit Realty Capital Inc., Series A, 6.00%	842,816	16,856,320
Summit Hotel Properties Inc., Series E, 6.25%	704,209	14,450,369
Two Harbors Investment Corp., Series B, 7.63%(c)	1,281,638	31,810,255
VEREIT Inc., Series F, 6.70%	4,444,173	105,149,133
Vornado Realty Trust
Series K, 5.70%	1,341,898	30,179,286
Series L, 5.40%	1,392,389	29,852,820
Series M, 5.25%	1,384,968	28,461,092
Washington Prime Group Inc., Series H, 7.50%(b)	411,133	6,565,794
Welltower Inc., Series I, 6.50%(d)	1,494,039	94,348,563

		1,731,121,152

Food Products — 1.8%
CHS Inc. 8.00%(b)	1,352,620	36,236,690
Series 1, 7.88%	2,255,519	57,966,838
Series 2, 7.10%(c)	1,789,531	44,183,520
Series 3, 6.75%(b)(c)	2,113,774	50,857,403
Series 4, 7.50%	2,207,128	55,752,053

		244,996,504

Health Care Equipment & Supplies — 2.2%
Becton Dickinson and Co., Series A, 6.13%(d)	5,131,725	295,946,581

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%(b)	795,081	16,871,619

Security	Shares	Value

Insurance — 9.7%
Aegon NV
6.38%(b)	4,144,618	$104,278,589
6.50%	2,138,507	53,548,215
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(c)	1,068,115	20,123,287
Allstate Corp. (The) 5.10%(c)	2,138,776	50,988,420
Series A, 5.63%(b)	1,273,750	30,531,787
Series E, 6.63%	3,127,195	78,555,138
Series F, 6.25%	1,131,784	28,634,135
Series G, 5.63%(b)	2,374,595	56,871,550
AmTrust Financial Services Inc.
Series D, 7.50%(b)	871,758	11,053,891
Series E, 7.75%	712,415	9,161,657
Series F, 6.95%	1,298,807	15,832,457
Arch Capital Group Ltd.
Series E, 5.25%	1,778,195	35,332,735
Series F, 5.45%	1,455,151	29,583,220
Aspen Insurance Holdings Ltd. 5.63%	1,140,098	22,893,168
5.95%(c)	1,230,555	27,847,460
Assurant Inc., Series D, 6.50%(d)	295,762	29,031,998
Assured Guaranty Municipal Holdings Inc., 6.25%	912,469	22,957,720
Axis Capital Holdings Ltd.
Series D, 5.50%	1,036,317	22,229,000
Series E, 5.50%	2,340,791	49,016,164
Enstar Group Ltd., Series D, 7.00%(c)	1,686,152	39,455,957
Hartford Financial Services Group Inc. (The), 7.88%(c)	2,535,358	69,342,041
Maiden Holdings Ltd.
Series A, 8.25%	700,000	6,475,000
Series C, 7.13%	704,768	5,983,480
Series D, 6.70%	359,907	2,947,638
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(b)(c)	2,535,670	53,071,573
Series E, 5.63%(b)	2,904,623	68,403,872
National General Holdings Corp.
Series B, 7.50%	896,727	17,800,031
Series C, 7.50%(b)	931,647	18,511,826
PartnerRe Ltd.
Series G, 6.50%	74,315	1,833,351
Series H, 7.25%	1,253,690	31,580,451
Prudential Financial Inc. 5.70%	2,952,546	68,882,898
5.75%	2,391,020	56,762,815
Prudential PLC 6.50%	1,247,588	32,599,474
6.75%	1,027,130	26,037,746
Reinsurance Group of America Inc., 6.20%(c)	1,752,444	43,846,149
RenaissanceRe Holdings Ltd.
Series E, 5.38%(b)	1,228,044	25,481,913
Series F, 5.75%	1,175,000	25,650,250
Selective Insurance Group Inc., 5.88%	981,258	23,501,129

		1,316,638,185

Machinery — 1.8%
Fortive Corp., Series A, 5.00%(d)	141,813	127,464,361
Rexnord Corp., Series A, 5.75%(d)	863,405	43,679,659
Stanley Black & Decker Inc., 5.75%	3,146,295	74,598,654

		245,742,674

207

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Preferred and Income Securities ETF (Formerly iShares© U.S. Preferred Stock ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine — 0.7%
Costamare Inc., Series E, 8.88%	529,773	$11,146,424
Seaspan Corp.
Series D, 7.95%	633,344	14,551,079
Series E, 8.25%(b)	666,867	15,938,121
Series G, 8.20%	918,835	21,822,331
Series H, 7.88%	1,036,396	23,350,002
Series I, 8.00%(b)(c)	636,908	13,948,285

		100,756,242

Media — 0.1%
GCI Liberty Inc., Series A, 7.00%	790,406	19,151,537

Mortgage Real Estate Investment — 3.9%
AGNC Investment Corp.
Series B, 7.75%	816,215	20,699,213
Series C, 7.00%(c)	1,498,700	37,887,136
Annaly Capital Management Inc.
Series C, 7.63%	719,411	18,064,410
Series D, 7.50%	1,901,285	47,037,791
Series F, 6.95%(c)	2,984,651	73,899,959
Series G, 6.50%(c)	1,760,776	40,902,827
ARMOUR Residential REIT Inc., Series B, 7.88%	653,959	15,714,635
Capstead Mortgage Corp., Series E, 7.50%	1,118,462	26,775,980
Chimera Investment Corp.
Series A, 8.00%(b)	610,410	15,223,625
Series B, 8.00%(c)	1,320,901	33,749,021
Series C, 7.75%(c)(e)	1,030,308	25,263,152
Invesco Mortgage Capital Inc., Series C, 7.50%(c)	1,431,421	34,983,929
MFA Financial Inc., Series B, 7.50%(b)	935,370	22,701,430
New York Mortgage Trust Inc., Series D, 8.00%(c)	693,707	15,192,183
PennyMac Mortgage Investment Trust, Series B, 8.00%(a)(b)(c)	773,202	18,131,587
Two Harbors Investment Corp.
Series C, 7.25%(c)	1,233,144	29,558,462
Series E, 7.50%	830,862	19,059,974
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,161,527	29,096,251

		523,941,565

Multiline Retail — 0.2%
Dillard’s Capital Trust I, 7.50%(b)	822,060	21,020,074

Multi-Utilities — 1.8%
Just Energy Group Inc., Series A, 8.50%(c)	533,203	9,832,263
Sempra Energy
Series A, 6.00%(d)	1,788,490	170,103,284
Series B, 6.75%(d)	580,981	56,029,808

		235,965,355

Oil, Gas & Consumable Fuels — 3.1%
Blueknight Energy Partners LP, Series A, 11.00%(c)(d)	74,926	408,347
DCP Midstream LP, Series B, 7.88%(c)	615,682	13,347,986
Energy Transfer Operating LP
Series C, 7.38%(c)	1,866,776	41,087,740
Series D, 7.63%(c)	1,849,980	42,401,542
GasLog Partners LP
Series A, 8.63%(b)(c)	687,278	15,010,151
Series B, 8.20%(b)(c)	472,366	9,603,201
Golar LNG Partners LP, Series A, 8.75%(b)	684,025	16,245,594

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp., 8.00%(d)	1,210,116	$60,082,259
Hoegh LNG Partners LP, Series A, 8.75%(b)	585,550	14,287,420
NGL Energy Partners LP, Series B, 9.00%(c)	978,274	20,690,495
NuStar Energy LP
Series A, 8.50%(c)	1,042,494	20,234,808
Series B, 7.63%(c)	1,686,953	30,382,023
Series C, 9.00%(c)	743,648	15,259,657
NuStar Logistics LP, 9.17%
(3 mo. LIBOR US + 6.734%)(c)	1,741,655	41,521,055
Teekay LNG Partners LP 9.00%(b)	628,221	14,750,629
Series B, 8.50%(c)	811,261	17,717,940
Teekay Offshore Partners LP
Series B, 8.50%	684,712	12,585,007
Series E, 8.88%(c)	531,773	9,518,737
Tsakos Energy Navigation Ltd.
Series E, 9.25%(c)	586,300	10,359,921
Series F, 9.50%(c)	562,228	10,294,395

		415,788,907

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp Inc., Series A, 6.38%(c)	2,196,529	50,124,792

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%	1,502,474	33,730,541

Total Preferred Stocks — 97.2% (Cost: $14,436,725,507)		13,135,685,407

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(a)(g)(h)	24,815,649	24,818,131
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(a)(g)	319,974,722	319,974,722

		344,792,853

Total Short-Term Investments — 2.6% (Cost: $344,790,371)		344,792,853

Total Investments in Securities — 100.0% (Cost: $14,808,722,075)		13,506,492,650

Other Assets, Less Liabilities — 0.0%		5,702,311

Net Assets — 100.0%		$13,512,194,961

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Convertible preferred stock.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

208

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Preferred and Income Securities ETF (Formerly iShares© U.S. Preferred Stock ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	56,988,483	—	(32,172,834	)(a)	24,815,649	$24,818,131	$2,129,948	(b)	$2,083	$6,018
BlackRock Cash Funds: Treasury, SL Agency Shares	677,413,567	—	(357,438,845	)(a)	319,974,722	319,974,722	4,619,140		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	308,480	—	(100,000)		208,480	9,287,784	614,106		(138,940)	(363,395)
iShares Core U.S. Aggregate Bond ETF	455,000	—	(300,000)		155,000	16,505,950	883,381		(1,685,717)	711,940
PennyMac Mortgage Investment Trust Series A, 8.13%	382,996	155,602	(538,598)		—	—	256,276		(263,441)	(21,805)
Series B, 8.00%	859,057	33,901	(119,756)		773,202	18,131,587	1,280,935		(90,976)	(1,225,840)
PNC Financial Services Group Inc. (The) Series P, 6.13%(c)	6,608,131	593,210	(965,468)		6,235,873	160,511,371	7,671,849		(824,905)	(14,957,960)
PNC Financial Services Group Inc. (The) Series Q, 5.38%(c)	2,106,597	171,846	(305,500)		1,972,943	45,614,442	2,170,238		52,043	(4,326,446)

						$594,843,987	$19,625,873		$(2,949,853)	$(20,177,488)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$220,656	$—	$—	$220,656
Investment Companies	25,793,734	—	—	25,793,734
Preferred Stocks	13,135,685,407	—	—	13,135,685,407
Money Market Funds	344,792,853	—	—	344,792,853

	$13,506,492,650	$—	$—	$13,506,492,650

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

209

Schedule of Investments (unaudited) December 31, 2018	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.7%
CareTrust REIT Inc.(a)	91,737	$1,693,465
Community Healthcare Trust Inc.	20,421	588,737
Global Medical REIT Inc.	22,197	197,331
HCP Inc.	508,680	14,207,432
Healthcare Realty Trust Inc.(a)	145,347	4,133,669
Healthcare Trust of America Inc., Class A	243,175	6,154,759
LTC Properties Inc.	46,114	1,922,032
MedEquities Realty Trust Inc.	33,536	229,386
Medical Properties Trust Inc.	427,836	6,879,603
National Health Investors Inc.(a)	47,931	3,620,708
New Senior Investment Group Inc.	87,473	360,389
Omega Healthcare Investors Inc.(a)	233,452	8,205,838
Physicians Realty Trust	214,126	3,432,440
Sabra Health Care REIT Inc.(a)	208,545	3,436,822
Senior Housing Properties Trust	277,276	3,249,675
Universal Health Realty Income Trust	15,023	921,961
Ventas Inc.	356,710	20,899,639
Welltower Inc.	373,020	25,891,318

		106,025,204
Residential REITs — 47.8%
American Campus Communities Inc.	160,605	6,647,441
American Homes 4 Rent, Class A	304,851	6,051,292
Apartment Investment & Management Co., Class A	182,102	7,990,636
AvalonBay Communities Inc.	138,342	24,078,425
Bluerock Residential Growth REIT Inc.	28,007	252,623
BRT Apartments Corp.	10,577	121,001
Camden Property Trust	104,693	9,218,219
Clipper Realty Inc.	17,420	227,679
Equity LifeStyle Properties Inc.	100,945	9,804,788
Equity Residential(a)	359,634	23,739,440
Essex Property Trust Inc.	65,864	16,150,511
Front Yard Residential Corp.(a)	57,806	504,646
Independence Realty Trust Inc.	102,243	938,591
Investors Real Estate Trust	14,056	689,728
Invitation Homes Inc.(a)	352,233	7,072,839
Mid-America Apartment Communities Inc.	133,755	12,800,354
NexPoint Residential Trust Inc.(a)	21,576	756,239

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	46,821	$658,303
Sun Communities Inc.	99,151	10,084,648
UDR Inc.	312,984	12,400,426
UMH Properties Inc.	39,567	468,473

		150,656,302
Specialized REITs — 17.8%
CubeSmart	218,585	6,271,204
Extra Space Storage Inc.	143,897	13,019,800
Life Storage Inc.(a)	54,032	5,024,436
National Storage Affiliates Trust	66,359	1,755,859
Public Storage(a)	148,748	30,108,083

		56,179,382

Total Common Stocks — 99.3%
(Cost: $317,742,450)		312,860,888

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(b)(c)(d)	25,092,975	25,095,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	889,306	889,306

		25,984,791

Total Short-Term Investments — 8.2%
(Cost: $25,984,554)		25,984,791

Total Investments in Securities — 107.5%
(Cost: $343,727,004)		338,845,679

Other Assets, Less Liabilities — (7.5)%		(23,744,188)

Net Assets — 100.0%		$315,101,491

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,657,309	13,435,666	25,092,975	$25,095,485	$27,424	(a)	$(82)	$237
BlackRock Cash Funds: Treasury, SL Agency Shares	642,665	246,641	889,306	889,306	9,004		—	—

				$25,984,791	$36,428		$(82)	$237

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

210

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Residential Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate	74	03/15/19	$2,190	$(13,002)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$312,860,888	$—	$—	$312,860,888
Money Market Funds	25,984,791	—	—	25,984,791

	$338,845,679	$—	$—	$338,845,679

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(13,002)	$—	$—	$(13,002)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

211

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	334,126	$5,633,364
Boeing Co. (The)	410,251	132,305,948
BWX Technologies Inc.	75,465	2,885,027
Curtiss-Wright Corp.	33,326	3,403,251
General Dynamics Corp.	198,253	31,167,354
Harris Corp.	91,015	12,255,170
HEICO Corp.(a)	30,745	2,382,123
HEICO Corp., Class A	58,381	3,678,003
Hexcel Corp.	65,539	3,758,006
Huntington Ingalls Industries Inc.	32,567	6,197,826
L3 Technologies Inc.	60,102	10,437,313
Lockheed Martin Corp.	189,712	49,674,190
Northrop Grumman Corp.	123,755	30,307,600
Raytheon Co.	219,649	33,683,174
Spirit AeroSystems Holdings Inc., Class A(a)	80,723	5,819,321
Teledyne Technologies Inc.(b)	26,864	5,562,728
Textron Inc.(a)	189,576	8,718,600
TransDigm Group Inc.(b)	36,963	12,569,638
United Technologies Corp.	619,942	66,011,424

		426,450,060
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	105,076	8,835,841
Expeditors International of Washington Inc.	131,747	8,970,653
FedEx Corp.	186,680	30,117,084
United Parcel Service Inc., Class B	528,244	51,519,637
XPO Logistics Inc.(a)(b)	95,390	5,441,046

		104,884,261
Airlines — 0.5%
Alaska Air Group Inc.	91,026	5,538,932
American Airlines Group Inc.	313,639	10,070,948
Copa Holdings SA, Class A, NVS	24,963	1,964,838
Delta Air Lines Inc.	488,237	24,363,026
JetBlue Airways Corp.(b)	241,509	3,878,635
Southwest Airlines Co.	394,719	18,346,539
United Continental Holdings Inc.(b)	187,790	15,723,657

		79,886,575
Auto Components — 0.2%
Adient PLC	71,321	1,074,094
Aptiv PLC	203,501	12,529,557
BorgWarner Inc.	158,110	5,492,741
Garrett Motion Inc.(b)	56,643	698,975
Gentex Corp.	203,331	4,109,320
Goodyear Tire & Rubber Co. (The)	181,144	3,697,149
Lear Corp.	49,576	6,090,907
Visteon Corp.(a)(b)	21,694	1,307,714

		35,000,457
Automobiles — 0.6%
Ford Motor Co.	2,984,463	22,831,142
General Motors Co.	1,001,609	33,503,821
Harley-Davidson Inc.	127,311	4,343,851
Tesla Inc.(a)(b)	104,675	34,835,840
Thor Industries Inc.	39,210	2,038,920

		97,553,574
Banks — 5.5%
Associated Banc-Corp.	128,232	2,537,711
Bank of America Corp.	7,008,442	172,688,011
Bank of Hawaii Corp.	31,756	2,137,814

Security	Shares	Value

Banks (continued)
Bank OZK(a)	94,600	$2,159,718
BankUnited Inc.	78,713	2,356,667
BB&T Corp.	590,957	25,600,257
BOK Financial Corp.	24,289	1,781,112
CIT Group Inc.	80,734	3,089,690
Citigroup Inc.	1,869,963	97,350,274
Citizens Financial Group Inc.	361,458	10,746,146
Comerica Inc.	123,323	8,471,057
Commerce Bancshares Inc.	77,744	4,382,429
Cullen/Frost Bankers Inc.	42,861	3,769,196
East West Bancorp. Inc.	110,602	4,814,505
F.N.B. Corp.	240,454	2,366,067
Fifth Third Bancorp.	501,190	11,793,001
First Citizens BancShares Inc./NC, Class A	6,022	2,270,595
First Hawaiian Inc.	80,762	1,817,953
First Horizon National Corp.	245,618	3,232,333
First Republic Bank/CA	124,816	10,846,510
Huntington Bancshares Inc./OH	806,976	9,619,154
JPMorgan Chase & Co.	2,535,246	247,490,715
KeyCorp	787,140	11,633,929
M&T Bank Corp.	107,040	15,320,635
PacWest Bancorp.	93,340	3,106,355
People’s United Financial Inc.	280,973	4,054,440
Pinnacle Financial Partners Inc.	57,509	2,651,165
PNC Financial Services Group Inc. (The)	354,869	41,487,735
Popular Inc.	75,744	3,576,632
Prosperity Bancshares Inc.	49,719	3,097,494
Regions Financial Corp.	790,770	10,580,503
Signature Bank/New York NY	41,768	4,294,168
Sterling Bancorp./DE	169,023	2,790,570
SunTrust Banks Inc.	343,385	17,320,339
SVB Financial Group(b)	40,843	7,756,903
Synovus Financial Corp.	122,050	3,904,379
TCF Financial Corp.	123,926	2,415,318
Texas Capital Bancshares Inc.(b)	37,272	1,904,226
U.S. Bancorp.	1,157,491	52,897,339
Umpqua Holdings Corp.	166,234	2,643,121
Webster Financial Corp.	68,268	3,364,930
Wells Fargo & Co.	3,251,051	149,808,430
Western Alliance Bancorp.(a)(b)	76,016	3,001,872
Wintrust Financial Corp.	42,343	2,815,386
Zions Bancorp. N.A.	146,436	5,965,803

		987,712,587
Beverages — 1.8%
Brown-Forman Corp., Class A	40,853	1,937,249
Brown-Forman Corp., Class B, NVS	214,367	10,199,582
Coca-Cola Co. (The)	2,930,558	138,761,921
Constellation Brands Inc., Class A	119,116	19,156,235
Keurig Dr Pepper Inc.	138,651	3,555,012
Molson Coors Brewing Co., Class B	131,522	7,386,276
Monster Beverage Corp.(b)	304,420	14,983,552
PepsiCo Inc.	1,085,392	119,914,108

		315,893,935
Biotechnology — 2.7%
AbbVie Inc.	1,161,223	107,053,148
Agios Pharmaceuticals Inc.(a)(b)	38,277	1,764,952
Alexion Pharmaceuticals Inc.(b)	163,896	15,956,915
Alkermes PLC(b)	118,640	3,501,066
Alnylam Pharmaceuticals Inc.(a)(b)	67,177	4,897,875

212

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Amgen Inc.	488,750	$95,144,962
Biogen Inc.(b)	153,829	46,290,223
BioMarin Pharmaceutical Inc.(a)(b)	135,331	11,523,435
Bluebird Bio Inc.(a)(b)	41,910	4,157,472
Celgene Corp.(b)	536,669	34,395,116
Exact Sciences Corp.(b)	90,767	5,727,398
Exelixis Inc.(b)	225,897	4,443,394
Gilead Sciences Inc.	990,163	61,934,696
Incyte Corp.(b)	134,135	8,529,645
Ionis Pharmaceuticals Inc.(a)(b)	96,266	5,204,140
Neurocrine Biosciences Inc.(a)(b)	69,001	4,927,361
Regeneron Pharmaceuticals Inc.(b)	61,163	22,844,381
Sage Therapeutics Inc.(a)(b)	34,469	3,301,786
Sarepta Therapeutics Inc.(a)(b)	50,169	5,474,943
Seattle Genetics Inc.(a)(b)	81,677	4,627,819
TESARO Inc.(b)	29,137	2,163,422
United Therapeutics Corp.(b)	32,539	3,543,497
Vertex Pharmaceuticals Inc.(b)	194,982	32,310,467

		489,718,113
Building Products — 0.3%
Allegion PLC	73,434	5,853,424
AO Smith Corp.	108,773	4,644,607
Armstrong World Industries Inc.	34,300	1,996,603
Fortune Brands Home & Security Inc.	110,833	4,210,546
Johnson Controls International PLC	706,475	20,946,984
Lennox International Inc.	27,710	6,064,611
Masco Corp.	234,322	6,851,575
Owens Corning	83,084	3,654,034
Resideo Technologies Inc.(b)	95,564	1,963,840
USG Corp.	63,977	2,729,259

		58,915,483
Capital Markets — 2.7%
Affiliated Managers Group Inc.	41,039	3,998,840
Ameriprise Financial Inc.	108,096	11,281,980
Bank of New York Mellon Corp. (The)	701,870	33,037,021
BGC Partners Inc., Class A	197,552	1,021,344
BlackRock Inc.(c)	92,789	36,449,375
Cboe Global Markets Inc.	86,121	8,425,217
Charles Schwab Corp. (The)	918,757	38,155,978
CME Group Inc.	270,567	50,899,064
E*TRADE Financial Corp.	194,602	8,539,136
Eaton Vance Corp., NVS	88,513	3,113,887
Evercore Inc., Class A	30,434	2,177,857
FactSet Research Systems Inc.	28,757	5,755,138
Franklin Resources Inc.	233,743	6,932,817
Goldman Sachs Group Inc. (The)	266,658	44,545,219
Interactive Brokers Group Inc., Class A(a)	57,679	3,152,157
Intercontinental Exchange Inc.	429,581	32,360,337
Invesco Ltd.	307,938	5,154,882
Lazard Ltd., Class A	90,213	3,329,762
Legg Mason Inc.	66,257	1,690,216
LPL Financial Holdings Inc.	64,764	3,955,785
MarketAxess Holdings Inc.	28,036	5,924,287
Moody’s Corp.	127,137	17,804,266
Morgan Stanley	927,756	36,785,525
Morningstar Inc.	13,799	1,515,682
MSCI Inc.	66,941	9,869,112
Nasdaq Inc.	88,875	7,249,534
Northern Trust Corp.	156,018	13,041,545

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	99,889	$7,432,741
S&P Global Inc.	192,117	32,648,363
SEI Investments Co.	100,282	4,633,028
State Street Corp.	287,040	18,103,613
T Rowe Price Group Inc.	180,595	16,672,530
TD Ameritrade Holding Corp.	217,337	10,640,820
Virtu Financial Inc., Class A	29,955	771,641

		487,068,699
Chemicals — 2.1%
Air Products & Chemicals Inc.	167,668	26,835,263
Albemarle Corp.	81,744	6,300,010
Ashland Global Holdings Inc.	48,537	3,444,186
Axalta Coating Systems Ltd.(b)	158,924	3,722,000
Cabot Corp.	45,078	1,935,649
Celanese Corp.	103,986	9,355,620
CF Industries Holdings Inc.	178,193	7,753,178
Chemours Co. (The)	135,032	3,810,603
DowDuPont Inc.	1,759,546	94,100,520
Eastman Chemical Co.	109,087	7,975,351
Ecolab Inc.	194,808	28,704,959
FMC Corp.	101,556	7,511,082
Huntsman Corp.	165,428	3,191,106
International Flavors & Fragrances Inc.	77,100	10,352,217
Linde PLC	421,885	65,830,935
LyondellBasell Industries NV, Class A	240,304	19,983,681
Mosaic Co. (The)	267,980	7,827,696
NewMarket Corp.	6,024	2,482,430
Olin Corp.	130,854	2,631,474
Platform Specialty Products Corp.(b)	165,856	1,713,293
PPG Industries Inc.	184,518	18,863,275
RPM International Inc.	100,076	5,882,467
Scotts Miracle-Gro Co. (The)	31,226	1,919,150
Sherwin-Williams Co. (The)	64,007	25,184,194
Valvoline Inc.	142,775	2,762,696
Westlake Chemical Corp.	28,407	1,879,691
WR Grace & Co.	52,046	3,378,306

		375,331,032
Commercial Services & Supplies — 0.4%
ADT Inc.(a)	80,279	482,477
Cintas Corp.	66,561	11,181,582
Clean Harbors Inc.(b)	38,834	1,916,458
Copart Inc.(a)(b)	153,751	7,346,223
KAR Auction Services Inc.	102,555	4,893,924
Republic Services Inc.	167,123	12,047,897
Rollins Inc.	111,956	4,041,612
Stericycle Inc.(a)(b)	64,601	2,370,211
Waste Management Inc.	326,968	29,096,882

		73,377,266
Communications Equipment — 1.1%
Arista Networks Inc.(b)	44,061	9,283,653
ARRIS International PLC(b)	124,795	3,814,983
Cisco Systems Inc.	3,475,670	150,600,781
CommScope Holding Co. Inc.(a)(b)	143,239	2,347,687
EchoStar Corp., Class A(b)	36,620	1,344,686
F5 Networks Inc.(b)	46,791	7,581,546
Juniper Networks Inc.	262,156	7,054,618
Motorola Solutions Inc.	124,215	14,289,694
Ubiquiti Networks Inc.(a)	11,473	1,140,531

		197,458,179

213

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
AECOM(a)(b)	118,102	$3,129,703
Arcosa Inc.(b)	36,651	1,014,866
Fluor Corp.	105,894	3,409,787
Jacobs Engineering Group Inc.	97,534	5,701,838
Quanta Services Inc.	112,810	3,395,581
Valmont Industries Inc.	16,433	1,823,241

		18,475,016
Construction Materials — 0.1%
Eagle Materials Inc.	34,458	2,102,972
Martin Marietta Materials Inc.	48,092	8,265,572
Vulcan Materials Co.	99,823	9,862,512

		20,231,056
Consumer Finance — 0.7%
Ally Financial Inc.	323,043	7,320,154
American Express Co.	542,225	51,684,887
Capital One Financial Corp.	364,484	27,551,346
Credit Acceptance Corp.(b)	8,400	3,206,784
Discover Financial Services	256,389	15,121,823
Navient Corp.	199,712	1,759,463
OneMain Holdings Inc.(a)(b)	59,866	1,454,145
Santander Consumer USA Holdings Inc.	87,609	1,541,042
SLM Corp.(b)	336,674	2,797,761
Synchrony Financial	565,739	13,272,237

		125,709,642
Containers & Packaging — 0.4%
AptarGroup Inc.	48,087	4,523,544
Ardagh Group SA	13,926	154,300
Avery Dennison Corp.	65,772	5,908,299
Ball Corp.	258,541	11,887,715
Bemis Co. Inc.	69,122	3,172,700
Berry Global Group Inc.(b)	100,906	4,796,062
Crown Holdings Inc.(a)(b)	96,836	4,025,472
Graphic Packaging Holding Co.	234,931	2,499,666
International Paper Co.	312,324	12,605,397
Owens-Illinois Inc.(b)	120,078	2,070,145
Packaging Corp. of America	71,332	5,953,369
Sealed Air Corp.	121,824	4,244,348
Silgan Holdings Inc.	61,019	1,441,269
Sonoco Products Co.	74,085	3,936,136
Westrock Co.	191,911	7,246,559

		74,464,981
Distributors — 0.1%
Genuine Parts Co.	109,439	10,508,333
LKQ Corp.(a)(b)	241,650	5,734,354
Pool Corp.	29,487	4,383,243

		20,625,930
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(b)	43,460	4,843,617
frontdoor Inc.(a)(b)	51,879	1,380,500
Graham Holdings Co., Class B	3,216	2,060,105
Grand Canyon Education Inc.(b)	35,774	3,439,312
H&R Block Inc.	159,566	4,048,190
Service Corp. International/U.S.	134,895	5,430,873
ServiceMaster Global Holdings Inc.(b)	103,758	3,812,069

		25,014,666
Diversified Financial Services — 1.8%
AXA Equitable Holdings Inc.(a)	149,724	2,489,910
Berkshire Hathaway Inc., Class B(b)	1,484,173	303,038,443

Security	Shares	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.	223,324	$3,876,905
Voya Financial Inc.	122,300	4,909,122

		314,314,380
Diversified Telecommunication Services — 2.0%
AT&T Inc.	5,568,978	158,938,632
CenturyLink Inc.	732,457	11,096,724
Verizon Communications Inc.	3,169,240	178,174,673
Zayo Group Holdings Inc.(b)	172,810	3,946,980

		352,157,009
Electric Utilities — 1.9%
Alliant Energy Corp.	180,252	7,615,647
American Electric Power Co. Inc.	377,246	28,195,366
Avangrid Inc.	44,625	2,235,266
Duke Energy Corp.	545,413	47,069,142
Edison International	244,152	13,860,509
Entergy Corp.	137,902	11,869,225
Evergy Inc.	200,901	11,405,150
Eversource Energy	242,067	15,744,038
Exelon Corp.	737,680	33,269,368
FirstEnergy Corp.	370,740	13,921,287
Hawaiian Electric Industries Inc.	84,659	3,100,212
NextEra Energy Inc.	366,141	63,642,629
OGE Energy Corp.	152,583	5,979,728
PG&E Corp.(b)	392,726	9,327,242
Pinnacle West Capital Corp.	84,508	7,200,082
PPL Corp.	551,337	15,619,377
Southern Co. (The)	787,323	34,579,226
Xcel Energy Inc.	387,993	19,116,415

		343,749,909
Electrical Equipment — 0.5%
Acuity Brands Inc.	31,099	3,574,830
AMETEK Inc.	175,028	11,849,396
Eaton Corp. PLC	334,291	22,952,420
Emerson Electric Co.	479,808	28,668,528
GrafTech International Ltd.	46,345	530,187
Hubbell Inc.	42,601	4,231,983
nVent Electric PLC	119,020	2,673,189
Regal Beloit Corp.	33,202	2,325,800
Rockwell Automation Inc.	92,014	13,846,267
Sensata Technologies Holding PLC(a)(b)	126,536	5,673,874

		96,326,474
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	225,834	18,297,071
Arrow Electronics Inc.(b)	65,216	4,496,643
Avnet Inc.	84,498	3,050,378
CDW Corp./DE	112,708	9,134,983
Cognex Corp.(a)	124,458	4,812,791
Coherent Inc.(a)(b)	18,416	1,946,755
Corning Inc.	608,256	18,375,414
Dolby Laboratories Inc., Class A	47,104	2,912,911
FLIR Systems Inc.	101,998	4,440,993
IPG Photonics Corp.(a)(b)	26,870	3,044,102
Jabil Inc.	125,659	3,115,087
Keysight Technologies Inc.(b)	142,120	8,822,810
Littelfuse Inc.	18,274	3,133,625
National Instruments Corp.	85,179	3,865,423
Trimble Inc.(b)	192,498	6,335,109
Zebra Technologies Corp., Class A(b)	40,295	6,416,173

		102,200,268

214

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.5%
Apergy Corp.(b)	58,500	$1,584,180
Baker Hughes a GE Co.	392,464	8,437,976
Halliburton Co.	667,507	17,742,336
Helmerich & Payne Inc.	79,521	3,812,237
Nabors Industries Ltd.	266,370	532,740
National Oilwell Varco Inc.	291,501	7,491,576
Patterson-UTI Energy Inc.	167,137	1,729,868
RPC Inc.	44,133	435,593
Schlumberger Ltd.	1,060,340	38,257,067
Transocean Ltd.(b)	393,046	2,727,739
Weatherford International PLC(b)	755,100	422,101

		83,173,413

Entertainment — 2.0%
Activision Blizzard Inc.	575,952	26,822,085
Cinemark Holdings Inc.	83,294	2,981,925
Electronic Arts Inc.(b)	227,945	17,987,140
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	18,567	551,811
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	149,639	4,593,917
Lions Gate Entertainment Corp., Class A	33,450	538,545
Lions Gate Entertainment Corp., Class B, NVS	79,104	1,177,068
Live Nation Entertainment Inc.(b)	105,949	5,217,988
Madison Square Garden Co. (The), Class A(b)	14,009	3,750,209
Netflix Inc.(b)	319,386	85,486,857
Take-Two Interactive Software Inc.(b)	86,042	8,857,164
Twenty-First Century Fox Inc., Class A, NVS	798,177	38,408,277
Twenty-First Century Fox Inc., Class B	374,671	17,901,780
Viacom Inc., Class A	7,456	207,351
Viacom Inc., Class B, NVS	268,450	6,899,165
Walt Disney Co. (The)	1,142,261	125,248,919
Zynga Inc., Class A(b)	592,508	2,328,557

		348,958,758

Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities Inc.	81,155	9,352,302
American Campus Communities Inc.	105,654	4,373,019
American Homes 4 Rent, Class A(a)	196,029	3,891,176
American Tower Corp.	335,495	53,071,954
Apartment Investment & Management Co., Class A	116,594	5,116,145
Apple Hospitality REIT Inc.	168,334	2,400,443
AvalonBay Communities Inc.(a)	105,526	18,366,800
Boston Properties Inc.	118,303	13,315,003
Brandywine Realty Trust	139,041	1,789,458
Brixmor Property Group Inc.	231,273	3,397,400
Brookfield Property REIT Inc., Class A(a)	96,196	1,548,756
Camden Property Trust(a)	68,641	6,043,840
Colony Capital Inc.	368,472	1,724,449
Columbia Property Trust Inc.	92,657	1,792,913
CoreSite Realty Corp.	27,489	2,397,866
Corporate Office Properties Trust	79,346	1,668,646
Crown Castle International Corp.	316,609	34,393,236
CubeSmart(a)	144,176	4,136,409
CyrusOne Inc.	78,499	4,151,027
Digital Realty Trust Inc.(a)	157,135	16,742,734
Douglas Emmett Inc.	122,465	4,179,730
Duke Realty Corp.	269,709	6,985,463
Empire State Realty Trust Inc., Class A(a)	109,668	1,560,576
EPR Properties	55,870	3,577,356
Equinix Inc.	61,311	21,615,806

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth	90,265	$2,708,853
Equity LifeStyle Properties Inc.	65,340	6,346,474
Equity Residential	275,064	18,156,975
Essex Property Trust Inc.	50,126	12,291,396
Extra Space Storage Inc.	93,783	8,485,486
Federal Realty Investment Trust	55,835	6,590,763
Gaming and Leisure Properties Inc.	152,354	4,922,558
HCP Inc.(a)	361,354	10,092,617
Healthcare Trust of America Inc., Class A	160,526	4,062,913
Highwoods Properties Inc.	75,382	2,916,530
Hospitality Properties Trust	122,614	2,928,022
Host Hotels & Resorts Inc.	555,652	9,262,719
Hudson Pacific Properties Inc.	117,130	3,403,798
Invitation Homes Inc.(a)	228,732	4,592,939
Iron Mountain Inc.	215,458	6,982,994
JBG SMITH Properties	77,757	2,706,721
Kilroy Realty Corp.	74,183	4,664,627
Kimco Realty Corp.	310,280	4,545,602
Lamar Advertising Co., Class A	63,193	4,371,692
Liberty Property Trust	113,566	4,756,144
Life Storage Inc.	34,219	3,182,025
Macerich Co. (The)	106,002	4,587,767
Medical Properties Trust Inc.(a)	282,656	4,545,109
Mid-America Apartment Communities Inc.	87,068	8,332,408
National Retail Properties Inc.(a)	120,118	5,826,924
Omega Healthcare Investors Inc.	150,843	5,302,131
Outfront Media Inc.	102,452	1,856,430
Paramount Group Inc.	162,627	2,042,595
Park Hotels & Resorts Inc.(a)	152,393	3,959,170
Prologis Inc.	478,681	28,108,148
Public Storage	113,451	22,963,617
Rayonier Inc.	97,220	2,692,022
Realty Income Corp.	225,458	14,212,872
Regency Centers Corp.	115,929	6,802,714
Retail Properties of America Inc., Class A(a)	159,519	1,730,781
Retail Value Inc.(a)	11,654	298,226
SBA Communications Corp.(b)	86,455	13,996,200
Senior Housing Properties Trust	182,177	2,135,114
Simon Property Group Inc.	235,591	39,576,932
SITE Centers Corp.	109,279	1,209,719
SL Green Realty Corp.	62,624	4,952,306
Spirit Realty Capital Inc.(a)	64,515	2,274,154
STORE Capital Corp.	148,513	4,204,403
Sun Communities Inc.	64,222	6,532,020
Taubman Centers Inc.(a)	44,672	2,032,129
UDR Inc.	201,671	7,990,205
Uniti Group Inc.(a)(b)	122,703	1,910,486
Ventas Inc.	272,024	15,937,886
VEREIT Inc.(a)	736,875	5,268,656
VICI Properties Inc.	304,231	5,713,458
Vornado Realty Trust	132,781	8,236,405
Weingarten Realty Investors(a)	92,136	2,285,894
Welltower Inc.	284,501	19,747,214
Weyerhaeuser Co.	574,695	12,562,833
WP Carey Inc.(a)	120,842	7,895,816

		633,287,099

Food & Staples Retailing — 1.5%
Casey’s General Stores Inc.	28,377	3,636,229
Costco Wholesale Corp.	335,092	68,261,591
Kroger Co. (The)	604,976	16,636,840

215

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Sprouts Farmers Market Inc.(b)	95,369	$2,242,125
Sysco Corp.	364,365	22,831,111
U.S. Foods Holding Corp.(b)	164,568	5,206,931
Walgreens Boots Alliance Inc.	619,942	42,360,637
Walmart Inc.	1,093,411	101,851,235

		263,026,699

Food Products — 1.2%
Archer-Daniels-Midland Co.	427,836	17,528,441
Bunge Ltd.	108,971	5,823,410
Campbell Soup Co.	134,161	4,425,971
Conagra Brands Inc.	368,341	7,867,764
Flowers Foods Inc.	139,676	2,579,816
General Mills Inc.	454,433	17,695,621
Hain Celestial Group Inc. (The)(a)(b)	68,231	1,082,144
Hershey Co. (The)	106,599	11,425,281
Hormel Foods Corp.	209,598	8,945,643
Ingredion Inc.	53,209	4,863,303
JM Smucker Co. (The)	84,366	7,887,377
Kellogg Co.	189,989	10,831,273
Kraft Heinz Co. (The)	460,780	19,831,971
Lamb Weston Holdings Inc.	112,279	8,259,243
McCormick & Co. Inc./MD, NVS	93,525	13,022,421
Mondelez International Inc., Class A	1,092,076	43,715,802
Pilgrim’s Pride Corp.(a)(b)	37,685	584,494
Post Holdings Inc.(a)(b)	49,485	4,410,598
Seaboard Corp.	207	732,368
TreeHouse Foods Inc.(a)(b)	40,444	2,050,915
Tyson Foods Inc., Class A	224,102	11,967,047

		205,530,903

Gas Utilities — 0.1%
Atmos Energy Corp.	82,463	7,645,970
National Fuel Gas Co.	63,785	3,264,516
UGI Corp.	131,774	7,030,143

		17,940,629

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,311,392	94,852,983
ABIOMED Inc.(b)	32,585	10,591,428
Align Technology Inc.(b)	60,490	12,668,421
Baxter International Inc.	382,497	25,175,952
Becton Dickinson and Co.	202,575	45,644,199
Boston Scientific Corp.(b)	1,053,690	37,237,405
Cantel Medical Corp.	27,889	2,076,336
Cooper Companies Inc. (The)	36,888	9,387,996
Danaher Corp.	472,815	48,756,683
DENTSPLY SIRONA Inc.	167,084	6,217,196
DexCom Inc.(b)	66,187	7,929,203
Edwards Lifesciences Corp.(b)	160,457	24,577,199
Hill-Rom Holdings Inc.	50,672	4,487,006
Hologic Inc.(a)(b)	205,490	8,445,639
ICU Medical Inc.(b)	11,816	2,713,308
IDEXX Laboratories Inc.(b)	65,470	12,178,729
Insulet Corp.(a)(b)	44,290	3,513,083
Integra LifeSciences Holdings Corp.(a)(b)	54,946	2,478,065
Intuitive Surgical Inc.(b)	85,894	41,136,354
Masimo Corp.(b)	35,949	3,859,844
Medtronic PLC	1,037,080	94,332,797
Penumbra Inc.(a)(b)	23,220	2,837,484
ResMed Inc.	107,707	12,264,596
STERIS PLC	64,467	6,888,299

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	261,210	$40,944,667
Teleflex Inc.	34,533	8,926,090
Varian Medical Systems Inc.(b)	69,981	7,929,547
West Pharmaceutical Services Inc.	56,749	5,563,104
Zimmer Biomet Holdings Inc.	154,990	16,075,563

		599,689,176

Health Care Providers & Services — 3.0%
Acadia Healthcare Co. Inc.(a)(b)	65,639	1,687,579
AmerisourceBergen Corp.	121,207	9,017,801
Anthem Inc.	199,006	52,264,946
Cardinal Health Inc.	227,895	10,164,117
Centene Corp.(b)	154,237	17,783,526
Chemed Corp.	12,163	3,445,535
Cigna Corp.	285,946	54,306,864
CVS Health Corp.	982,404	64,367,110
DaVita Inc.(b)	98,800	5,084,248
Encompass Health Corp.	74,216	4,579,127
HCA Healthcare Inc.	208,780	25,982,671
Henry Schein Inc.(a)(b)	115,745	9,088,297
Humana Inc.	105,243	30,150,014
Laboratory Corp. of America Holdings(b)	77,789	9,829,418
McKesson Corp.	149,295	16,492,619
MEDNAX Inc.(b)	68,144	2,248,752
Molina Healthcare Inc.(a)(b)	46,615	5,417,595
Premier Inc., Class A(b)	38,859	1,451,384
Quest Diagnostics Inc.	104,841	8,730,110
UnitedHealth Group Inc.	732,306	182,432,071
Universal Health Services Inc., Class B	64,686	7,539,800
WellCare Health Plans Inc.(a)(b)	37,976	8,965,754

		531,029,338

Health Care Technology — 0.1%
athenahealth Inc.(b)	29,955	3,951,963
Cerner Corp.(b)	243,877	12,788,910
Veeva Systems Inc., Class A(b)	93,111	8,316,675

		25,057,548

Hotels, Restaurants & Leisure — 2.1%
Aramark	184,626	5,348,615
Caesars Entertainment Corp.(a)(b)	450,437	3,058,467
Carnival Corp.	307,502	15,159,849
Chipotle Mexican Grill Inc.(b)	18,421	7,954,004
Choice Hotels International Inc.	26,920	1,926,934
Darden Restaurants Inc.	95,344	9,521,052
Domino’s Pizza Inc.	31,997	7,934,936
Dunkin’ Brands Group Inc.	62,818	4,027,890
Extended Stay America Inc.	144,107	2,233,658
Hilton Grand Vacations Inc.(a)(b)	74,536	1,967,005
Hilton Worldwide Holdings Inc.	212,481	15,256,136
Hyatt Hotels Corp., Class A	32,513	2,197,879
International Game Technology PLC	72,936	1,067,054
Las Vegas Sands Corp.	274,482	14,286,788
Marriott International Inc./MD, Class A	217,801	23,644,477
McDonald’s Corp.	595,151	105,680,963
MGM Resorts International	382,552	9,280,712
Norwegian Cruise Line Holdings Ltd.(b)	166,332	7,050,813
Royal Caribbean Cruises Ltd.	128,289	12,545,381
Six Flags Entertainment Corp.	54,132	3,011,363
Starbucks Corp.	925,266	59,587,130
Vail Resorts Inc.	30,415	6,412,090
Wendy’s Co. (The)	148,398	2,316,493

216

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	74,513	$2,670,546
Wyndham Hotels & Resorts Inc.	75,292	3,415,998
Wynn Resorts Ltd.	78,027	7,717,651
Yum China Holdings Inc.	282,810	9,482,619
Yum! Brands Inc.	239,008	21,969,615

		366,726,118

Household Durables — 0.3%
DR Horton Inc.	265,731	9,210,236
Garmin Ltd.	86,402	5,470,975
Leggett & Platt Inc.	98,856	3,542,999
Lennar Corp., Class A	218,827	8,567,077
Lennar Corp., Class B	11,833	370,728
Mohawk Industries Inc.(a)(b)	48,160	5,632,794
Newell Brands Inc.	332,071	6,173,200
NVR Inc.(b)	2,460	5,994,995
PulteGroup Inc.	196,401	5,104,462
Tempur Sealy International Inc.(a)(b)	34,441	1,425,857
Toll Brothers Inc.	108,777	3,582,027
Whirlpool Corp.	48,169	5,147,821

		60,223,171

Household Products — 1.5%
Church & Dwight Co. Inc.	188,040	12,365,510
Clorox Co. (The)	97,943	15,096,934
Colgate-Palmolive Co.	651,836	38,797,279
Energizer Holdings Inc.	45,836	2,069,495
Kimberly-Clark Corp.	266,367	30,349,856
Procter & Gamble Co. (The)	1,908,331	175,413,786
Spectrum Brands Holdings Inc.	31,684	1,338,649

		275,431,509

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	501,416	7,250,475
NRG Energy Inc.	221,508	8,771,717
Vistra Energy Corp.(b)	302,213	6,917,656

		22,939,848

Industrial Conglomerates — 1.3%
3M Co.	436,952	83,256,834
Carlisle Companies Inc.	44,646	4,487,816
General Electric Co.	6,594,405	49,919,646
Honeywell International Inc.	571,471	75,502,749
Roper Technologies Inc.	77,270	20,594,000

		233,761,045

Insurance — 2.6%
Aflac Inc.	584,348	26,622,895
Alleghany Corp.	11,006	6,860,260
Allstate Corp. (The)	264,339	21,842,332
American Financial Group Inc./OH	48,182	4,361,916
American International Group Inc.	680,290	26,810,229
American National Insurance Co.	5,548	705,928
Aon PLC	183,797	26,716,732
Arch Capital Group Ltd.(a)(b)	293,383	7,839,194
Arthur J Gallagher & Co.	137,942	10,166,325
Aspen Insurance Holdings Ltd.	47,086	1,977,141
Assurant Inc.	39,875	3,566,420
Assured Guaranty Ltd.	79,149	3,029,824
Athene Holding Ltd., Class A(b)	120,110	4,783,981
Axis Capital Holdings Ltd.	63,857	3,297,575
Brighthouse Financial Inc.(b)	91,102	2,776,789
Brown & Brown Inc.	179,306	4,941,673
Chubb Ltd.	350,777	45,313,373

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	118,621	$9,183,638
CNA Financial Corp.	20,443	902,558
Erie Indemnity Co., Class A, NVS	19,490	2,598,212
Everest Re Group Ltd.	31,321	6,820,461
Fidelity National Financial Inc.	201,307	6,329,092
First American Financial Corp.	72,901	3,254,301
Hanover Insurance Group Inc. (The)	32,995	3,852,826
Hartford Financial Services Group Inc. (The)	275,393	12,241,219
Lincoln National Corp.	164,612	8,446,242
Loews Corp.	213,258	9,707,504
Markel Corp.(b)	10,323	10,715,790
Marsh & McLennan Companies Inc.	387,907	30,935,583
Mercury General Corp.	20,175	1,043,249
MetLife Inc.	646,121	26,529,728
Old Republic International Corp.	214,422	4,410,661
Principal Financial Group Inc.	214,572	9,477,645
Progressive Corp. (The)	443,210	26,738,859
Prudential Financial Inc.	315,789	25,752,593
Reinsurance Group of America Inc.	46,900	6,576,787
RenaissanceRe Holdings Ltd.	30,925	4,134,673
Torchmark Corp.	79,939	5,957,854
Travelers Companies Inc. (The)	202,331	24,229,137
Unum Group	159,275	4,679,499
White Mountains Insurance Group Ltd.	2,317	1,987,268
Willis Towers Watson PLC	99,832	15,160,488
WR Berkley Corp.(a)	71,014	5,248,645

		468,527,099

Interactive Media & Services — 4.2%
Alphabet Inc., Class A(a)(b)	228,849	239,138,051
Alphabet Inc., Class C, NVS(b)	233,269	241,575,709
Facebook Inc., Class A(b)	1,821,821	238,822,515
IAC/InterActiveCorp.(b)	57,437	10,513,268
Match Group Inc.(a)	39,175	1,675,515
TripAdvisor Inc.(a)(b)	78,619	4,240,709
Twitter Inc.(b)	546,869	15,717,015
Zillow Group Inc., Class A(a)(b)	42,409	1,332,915
Zillow Group Inc., Class C, NVS(a)(b)	92,568	2,923,297

		755,938,994

Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.(b)	311,446	467,782,549
Booking Holdings Inc.(b)	36,262	62,458,394
eBay Inc.(b)	693,096	19,455,205
Expedia Group Inc.	92,915	10,466,875
GrubHub Inc.(a)(b)	68,784	5,283,299
Qurate Retail Inc.(a)(b)	317,241	6,192,544
Wayfair Inc., Class A(a)(b)	43,989	3,962,529

		575,601,395

IT Services — 4.9%
Accenture PLC, Class A	493,134	69,536,825
Akamai Technologies Inc.(b)	121,110	7,397,399
Alliance Data Systems Corp.	36,516	5,480,321
Amdocs Ltd.	109,692	6,425,757
Automatic Data Processing Inc.	336,864	44,169,608
Black Knight Inc.(b)	109,736	4,944,704
Booz Allen Hamilton Holding Corp.	105,303	4,746,006
Broadridge Financial Solutions Inc.	87,841	8,454,696
Cognizant Technology Solutions Corp., Class A	446,361	28,334,996
Conduent Inc.(b)	148,972	1,583,572
CoreLogic Inc.(b)	61,437	2,053,225

217

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	213,627	$11,358,548
EPAM Systems Inc.(a)(b)	39,960	4,635,760
Euronet Worldwide Inc.(a)(b)	38,317	3,922,895
Fidelity National Information Services Inc.	249,883	25,625,502
First Data Corp., Class A(b)	411,217	6,953,680
Fiserv Inc.(b)	304,770	22,397,547
FleetCor Technologies Inc.(a)(b)	67,210	12,482,241
Gartner Inc.(b)	67,916	8,682,381
Genpact Ltd.	114,764	3,097,480
Global Payments Inc.	122,172	12,599,598
GoDaddy Inc., Class A(a)(b)	123,835	8,126,053
International Business Machines Corp.	704,399	80,069,034
Jack Henry & Associates Inc.	59,427	7,518,704
Leidos Holdings Inc.	109,665	5,781,539
Mastercard Inc., Class A	703,827	132,776,964
Okta Inc.(b)	64,999	4,146,936
Paychex Inc.	245,455	15,991,393
PayPal Holdings Inc.(b)	910,836	76,592,199
Sabre Corp.	209,052	4,523,885
Square Inc., Class A(a)(b)	223,377	12,529,216
Switch Inc., Class A	26,817	187,719
Total System Services Inc.	137,876	11,207,940
Twilio Inc., Class A(b)	56,366	5,033,484
VeriSign Inc.(b)	81,021	12,014,604
Visa Inc., Class A	1,349,453	178,046,829
Western Union Co. (The)	343,199	5,854,975
WEX Inc.(b)	31,333	4,388,500
Worldpay Inc., Class A(b)	228,667	17,477,019

		877,149,734

Leisure Products — 0.1%
Brunswick Corp./DE	64,527	2,997,279
Hasbro Inc.	88,516	7,191,925
Mattel Inc.(b)	265,665	2,653,994
Polaris Industries Inc.	44,053	3,377,984

		16,221,182

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	243,917	16,454,641
Bio-Rad Laboratories Inc., Class A(b)	16,084	3,735,026
Bio-Techne Corp.	28,493	4,123,507
Bruker Corp.	76,655	2,282,019
Charles River Laboratories International Inc.(a)(b)	36,532	4,134,692
Illumina Inc.(a)(b)	112,119	33,627,852
IQVIA Holdings Inc.(b)	125,036	14,525,432
Mettler-Toledo International Inc.(b)	18,919	10,700,208
PerkinElmer Inc.	83,541	6,562,145
PRA Health Sciences Inc.(b)	44,805	4,120,268
QIAGEN NV(a)(b)	171,668	5,913,963
Thermo Fisher Scientific Inc.	306,789	68,656,310
Waters Corp.(b)	58,006	10,942,832

		185,778,895

Machinery — 1.8%
AGCO Corp.	49,209	2,739,465
Allison Transmission Holdings Inc.	89,145	3,914,357
Caterpillar Inc.	438,309	55,695,925
Colfax Corp.(a)(b)	66,239	1,384,395
Crane Co.	38,088	2,749,192
Cummins Inc.	113,788	15,206,628
Deere & Co.	247,546	36,926,437
Donaldson Co. Inc.	96,832	4,201,540

Security	Shares	Value

Machinery (continued)
Dover Corp.	110,387	$7,831,958
Flowserve Corp.	99,777	3,793,522
Fortive Corp.	225,637	15,266,599
Gardner Denver Holdings Inc.(b)	95,845	1,960,030
Gates Industrial Corp. PLC(b)	33,855	448,240
Graco Inc.	127,457	5,334,075
IDEX Corp.	58,496	7,385,705
Illinois Tool Works Inc.	253,827	32,157,343
Ingersoll-Rand PLC	187,723	17,125,969
ITT Inc.	66,409	3,205,562
Lincoln Electric Holdings Inc.	48,071	3,790,398
Middleby Corp. (The)(a)(b)	41,904	4,304,798
Nordson Corp.	43,709	5,216,669
Oshkosh Corp.	56,413	3,458,681
PACCAR Inc.	263,854	15,076,618
Parker-Hannifin Corp.	101,132	15,082,827
Pentair PLC	121,855	4,603,682
Snap-on Inc.	42,977	6,244,128
Stanley Black & Decker Inc.	115,671	13,850,446
Terex Corp.	51,550	1,421,234
Timken Co. (The)	51,632	1,926,906
Toro Co. (The)	79,579	4,446,875
Trinity Industries Inc.	113,150	2,329,759
WABCO Holdings Inc.(b)	40,558	4,353,496
Wabtec Corp.(a)	66,161	4,647,810
Welbilt Inc.(a)(b)	102,613	1,140,030
Xylem Inc./NY	136,045	9,076,922

		318,298,221

Marine — 0.0%
Kirby Corp.(a)(b)	44,740	3,013,686

Media — 1.3%
AMC Networks Inc., Class A(a)(b)	33,586	1,843,200
Cable One Inc.	3,198	2,622,680
CBS Corp., Class B, NVS	250,009	10,930,394
Charter Communications Inc., Class A(a)(b)	133,497	38,042,640
Comcast Corp., Class A	3,500,286	119,184,738
Discovery Inc., Class A(a)(b)	118,350	2,927,979
Discovery Inc., Class C, NVS(b)	261,784	6,041,975
DISH Network Corp., Class A(b)	173,266	4,326,452
GCI Liberty Inc., Class A(b)	77,184	3,176,893
Interpublic Group of Companies Inc. (The)	295,338	6,092,823
John Wiley & Sons Inc., Class A	32,603	1,531,363
Liberty Broadband Corp., Class A(a)(b)	19,580	1,406,040
Liberty Broadband Corp., Class C, NVS(a)(b)	78,497	5,654,139
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	62,943	2,316,302
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	128,985	4,769,865
News Corp., Class A, NVS	293,206	3,327,888
News Corp., Class B	88,066	1,017,162
Omnicom Group Inc.	170,546	12,490,789
Sirius XM Holdings Inc.(a)	975,729	5,571,413
Tribune Media Co., Class A	66,369	3,011,825

		236,286,560

Metals & Mining — 0.3%
Alcoa Corp.(b)	143,064	3,802,641
Freeport-McMoRan Inc.	1,115,006	11,495,712
Newmont Mining Corp.	409,220	14,179,473
Nucor Corp.	242,610	12,569,624
Reliance Steel & Aluminum Co.	54,437	3,874,281

218

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Royal Gold Inc.	50,710	$4,343,312
Southern Copper Corp.	61,924	1,905,401
Steel Dynamics Inc.	170,196	5,112,688
U.S. Steel Corp.	136,247	2,485,145

		59,768,277

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	392,445	6,883,485
Annaly Capital Management Inc.	999,250	9,812,635
Chimera Investment Corp.(a)	138,742	2,472,383
MFA Financial Inc.	337,346	2,253,471
New Residential Investment Corp.(a)	274,943	3,906,940
Starwood Property Trust Inc.(a)	206,616	4,072,402
Two Harbors Investment Corp.	185,743	2,384,940

		31,786,256

Multi-Utilities — 1.0%
Ameren Corp.	186,579	12,170,548
CenterPoint Energy Inc.	382,994	10,811,921
CMS Energy Corp.	215,376	10,693,418
Consolidated Edison Inc.	237,998	18,197,327
Dominion Energy Inc.	498,287	35,607,589
DTE Energy Co.	138,907	15,321,442
MDU Resources Group Inc.	150,626	3,590,924
NiSource Inc.	275,003	6,971,326
Public Service Enterprise Group Inc.	385,614	20,071,209
SCANA Corp.	106,129	5,070,844
Sempra Energy	209,229	22,636,485
Vectren Corp.	64,272	4,626,299
WEC Energy Group Inc.	241,205	16,705,858

		182,475,190

Multiline Retail — 0.5%
Dollar General Corp.	204,146	22,064,100
Dollar Tree Inc.(b)	180,525	16,305,018
Kohl’s Corp.	128,481	8,523,429
Macy’s Inc.	235,318	7,007,770
Nordstrom Inc.	91,341	4,257,404
Target Corp.	403,034	26,636,517

		84,794,238

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	385,579	16,903,783
Antero Resources Corp.(a)(b)	182,989	1,718,267
Apache Corp.	291,364	7,648,305
Cabot Oil & Gas Corp.	336,541	7,521,691
Centennial Resource Development Inc./DE, Class A(a)(b)	138,739	1,528,904
Cheniere Energy Inc.(b)	175,983	10,416,434
Chesapeake Energy Corp.(a)(b)	678,429	1,424,701
Chevron Corp.	1,459,322	158,759,640
Cimarex Energy Co.	71,362	4,399,467
CNX Resources Corp.(b)	157,051	1,793,522
Concho Resources Inc.(b)	149,139	15,329,998
ConocoPhillips	881,543	54,964,206
Continental Resources Inc./OK(b)	68,921	2,769,935
Devon Energy Corp.	357,698	8,062,513
Diamondback Energy Inc.	119,989	11,122,980
EOG Resources Inc.	442,180	38,562,518
EQT Corp.(a)	199,736	3,773,013
Equitrans Midstream Corp.(a)(b)	159,918	3,201,558
Extraction Oil & Gas Inc.(a)(b)	76,076	326,366
Exxon Mobil Corp.	3,245,812	221,331,920

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	201,043	$8,142,242
HollyFrontier Corp.	123,170	6,296,450
Kinder Morgan Inc./DE	1,451,458	22,323,424
Kosmos Energy Ltd.(b)	171,271	697,073
Marathon Oil Corp.	643,003	9,220,663
Marathon Petroleum Corp.	512,552	30,245,694
Murphy Oil Corp.	128,885	3,014,620
Newfield Exploration Co.(b)	148,326	2,174,459
Noble Energy Inc.	371,605	6,971,310
Occidental Petroleum Corp.	577,904	35,471,748
ONEOK Inc.	314,153	16,948,554
Parsley Energy Inc., Class A(b)	203,851	3,257,539
PBF Energy Inc., Class A	88,832	2,902,142
Phillips 66	319,235	27,502,095
Pioneer Natural Resources Co.	129,240	16,997,645
QEP Resources Inc.(a)(b)	176,922	996,071
Range Resources Corp.(a)	159,488	1,526,300
SM Energy Co.(a)	83,381	1,290,738
Targa Resources Corp.	174,121	6,271,838
Valero Energy Corp.	324,083	24,296,503
Whiting Petroleum Corp.(b)	67,455	1,530,554
Williams Companies Inc. (The)	929,212	20,489,125
WPX Energy Inc.(a)(b)	304,204	3,452,715

		823,579,223

Paper & Forest Products — 0.0%
Domtar Corp.	48,677	1,710,023

Personal Products — 0.2%
Coty Inc., Class A	360,327	2,363,745
Estee Lauder Companies Inc. (The), Class A	164,915	21,455,442
Herbalife Nutrition Ltd.(b)	82,629	4,870,980
Nu Skin Enterprises Inc., Class A	42,498	2,606,402

		31,296,569

Pharmaceuticals — 4.8%
Allergan PLC	259,117	34,633,578
Bristol-Myers Squibb Co.	1,251,153	65,034,933
Catalent Inc.(b)	107,903	3,364,416
Elanco Animal Health Inc.(a)(b)	54,505	1,718,543
Eli Lilly & Co.	721,017	83,436,087
Jazz Pharmaceuticals PLC(b)	44,597	5,528,244
Johnson & Johnson	2,056,887	265,441,267
Merck & Co. Inc.	1,994,239	152,379,802
Mylan NV(a)(b)	395,630	10,840,262
Nektar Therapeutics(b)	118,429	3,892,761
Perrigo Co. PLC	98,007	3,797,771
Pfizer Inc.	4,445,047	194,026,302
Zoetis Inc.	370,380	31,682,305

		855,776,271

Professional Services — 0.4%
CoStar Group Inc.(b)	27,549	9,293,380
Dun & Bradstreet Corp. (The)	28,338	4,044,966
Equifax Inc.	91,232	8,496,436
IHS Markit Ltd.(b)	291,396	13,978,266
ManpowerGroup Inc.	49,469	3,205,591
Nielsen Holdings PLC	273,493	6,380,592
Robert Half International Inc.	92,014	5,263,201
TransUnion	140,094	7,957,339
Verisk Analytics Inc.(b)	123,376	13,452,919

		72,072,690

219

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	241,061	$9,652,082
Howard Hughes Corp. (The)(a)(b)	29,461	2,875,983
Jones Lang LaSalle Inc.	34,715	4,394,919
Realogy Holdings Corp.(a)	92,154	1,352,821

		18,275,805

Road & Rail — 1.0%
AMERCO	5,306	1,740,952
CSX Corp.	614,656	38,188,577
Genesee & Wyoming Inc., Class A(a)(b)	45,550	3,371,611
JB Hunt Transport Services Inc.	66,503	6,187,439
Kansas City Southern	79,117	7,551,718
Knight-Swift Transportation Holdings Inc.	97,698	2,449,289
Landstar System Inc.	31,163	2,981,364
Norfolk Southern Corp.	208,340	31,155,164
Old Dominion Freight Line Inc.	49,984	6,172,524
Ryder System Inc.	39,703	1,911,699
Schneider National Inc., Class B	35,980	671,747
Union Pacific Corp.	567,228	78,407,926

		180,790,010

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(b)	715,396	13,206,210
Analog Devices Inc.	282,471	24,244,486
Applied Materials Inc.	751,665	24,609,512
Broadcom Inc.	315,308	80,176,518
Cypress Semiconductor Corp.	271,695	3,455,960
First Solar Inc.(b)	61,226	2,599,350
Intel Corp.	3,500,513	164,279,075
KLA-Tencor Corp.	117,390	10,505,231
Lam Research Corp.	118,609	16,150,988
Marvell Technology Group Ltd.	424,750	6,876,703
Maxim Integrated Products Inc.	214,591	10,911,952
Microchip Technology Inc.	176,140	12,667,989
Micron Technology Inc.(b)	866,051	27,479,798
MKS Instruments Inc.	41,000	2,649,010
Monolithic Power Systems Inc.	30,836	3,584,685
NVIDIA Corp.	445,240	59,439,540
NXP Semiconductors NV	263,565	19,314,043
ON Semiconductor Corp.(b)	325,563	5,375,045
Qorvo Inc.(b)	95,198	5,781,375
QUALCOMM Inc.	927,274	52,771,163
Skyworks Solutions Inc.	135,639	9,090,526
Teradyne Inc.	136,932	4,296,926
Texas Instruments Inc.	735,505	69,505,222
Universal Display Corp.(a)	31,745	2,970,380
Versum Materials Inc.	81,741	2,265,861
Xilinx Inc.	195,648	16,663,340

		650,870,888

Software — 6.4%
2U Inc.(a)(b)	40,896	2,033,349
Adobe Inc.(b)	376,811	85,249,721
ANSYS Inc.(b)	63,203	9,034,237
Aspen Technology Inc.(b)	54,174	4,452,019
Atlassian Corp. PLC, Class A(a)(b)	75,670	6,733,117
Autodesk Inc.(b)	167,956	21,600,821
Cadence Design Systems Inc.(b)	212,047	9,219,804
CDK Global Inc.	99,820	4,779,382
Ceridian HCM Holding Inc.(b)	26,218	904,259
Citrix Systems Inc.	104,300	10,686,578
DocuSign Inc.(a)(b)	55,730	2,233,658

Security	Shares	Value

Software (continued)
Elastic NV(b)	6,016	$430,024
Fair Isaac Corp.(b)	22,231	4,157,197
FireEye Inc.(a)(b)	153,153	2,482,610
Fortinet Inc.(b)	107,974	7,604,609
Guidewire Software Inc.(a)(b)	60,978	4,892,265
Intuit Inc.	186,480	36,708,588
LogMeIn Inc.	38,876	3,171,115
Manhattan Associates Inc.(a)(b)	48,922	2,072,825
Microsoft Corp.	5,806,673	589,783,777
Nuance Communications Inc.(b)	215,541	2,851,607
Nutanix Inc., Class A(b)	106,454	4,427,422
Oracle Corp.	1,952,012	88,133,342
Palo Alto Networks Inc.(b)	69,518	13,093,715
Paycom Software Inc.(a)(b)	37,290	4,566,160
Pegasystems Inc.(a)	28,529	1,364,542
Pluralsight Inc., Class A(a)(b)	18,248	429,740
Proofpoint Inc.(b)	38,107	3,193,748
PTC Inc.(b)	89,026	7,380,255
RealPage Inc.(a)(b)	52,858	2,547,227
Red Hat Inc.(b)	135,279	23,760,403
RingCentral Inc., Class A(a)(b)	52,812	4,353,821
salesforce.com Inc.(b)	551,247	75,504,302
ServiceNow Inc.(a)(b)	135,932	24,202,693
SolarWinds Corp.(b)	18,800	260,004
Splunk Inc.(b)	111,894	11,732,086
SS&C Technologies Holdings Inc.	156,743	7,070,677
Symantec Corp.	485,895	9,180,986
Synopsys Inc.(b)	114,035	9,606,308
Tableau Software Inc., Class A(b)	54,600	6,552,000
Teradata Corp.(a)(b)	90,300	3,463,908
Tyler Technologies Inc.(b)	29,463	5,474,815
Ultimate Software Group Inc. (The)(b)	23,260	5,695,676
VMware Inc., Class A	54,209	7,433,680
Workday Inc., Class A(b)	111,031	17,729,430
Zendesk Inc.(b)	81,026	4,729,488

		1,152,967,990

Specialty Retail — 2.2%
Advance Auto Parts Inc.	53,927	8,491,345
AutoNation Inc.(a)(b)	39,684	1,416,719
AutoZone Inc.(b)	19,557	16,395,415
Best Buy Co. Inc.	183,503	9,718,319
Burlington Stores Inc.(b)	50,620	8,234,355
CarMax Inc.(b)	134,725	8,451,299
Dick’s Sporting Goods Inc.	58,766	1,833,499
Floor & Decor Holdings Inc., Class A(a)(b)	36,810	953,379
Foot Locker Inc.	89,076	4,738,843
Gap Inc. (The)	165,813	4,271,343
Home Depot Inc. (The)	883,004	151,717,747
L Brands Inc.	176,004	4,518,023
Lowe’s Companies Inc.	624,478	57,676,788
Michaels Companies Inc. (The)(a)(b)	87,896	1,190,112
O’Reilly Automotive Inc.(b)	60,338	20,776,184
Penske Automotive Group Inc.	28,557	1,151,418
Ross Stores Inc.	281,154	23,392,013
Tiffany & Co.	93,877	7,558,037
TJX Companies Inc. (The)	946,958	42,366,901
Tractor Supply Co.	92,515	7,719,452
Ulta Salon Cosmetics & Fragrance Inc.(b)	43,300	10,601,572
Urban Outfitters Inc.(b)	55,951	1,857,573

220

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Williams-Sonoma Inc.	62,179	$3,136,931

		398,167,267
Technology Hardware, Storage & Peripherals — 3.6%
Apple Inc.	3,638,639	573,958,916
Dell Technologies Inc., Class C(b)	97,368	4,758,370
Hewlett Packard Enterprise Co.	1,125,300	14,865,213
HP Inc.	1,211,328	24,783,771
NCR Corp.(a)(b)	92,725	2,140,093
NetApp Inc.	199,814	11,922,901
Pure Storage Inc., Class A(b)	124,703	2,005,224
Western Digital Corp.	221,708	8,196,545
Xerox Corp.	159,755	3,156,759

		645,787,792
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	34,673	2,830,010
Columbia Sportswear Co.	23,200	1,950,888
Hanesbrands Inc.	271,431	3,401,030
Lululemon Athletica Inc.(a)(b)	74,378	9,045,109
Michael Kors Holdings Ltd.(b)	107,720	4,084,742
NIKE Inc., Class B	962,239	71,340,399
PVH Corp.	57,863	5,378,366
Ralph Lauren Corp.	42,288	4,375,116
Skechers U.S.A. Inc., Class A(a)(b)	102,449	2,345,058
Tapestry Inc.	220,026	7,425,878
Under Armour Inc., Class A(a)(b)	144,525	2,553,757
Under Armour Inc., Class C, NVS(b)	149,150	2,411,756
VF Corp.	247,350	17,645,949

		134,788,058
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	371,059	3,491,665
TFS Financial Corp.	43,543	702,349

		4,194,014
Tobacco — 0.8%
Altria Group Inc.	1,452,062	71,717,342
Philip Morris International Inc.	1,190,929	79,506,420

		151,223,762
Trading Companies & Distributors — 0.3%
Air Lease Corp.	75,443	2,279,133
Fastenal Co.	219,102	11,456,844
HD Supply Holdings Inc.(a)(b)	142,127	5,332,605
MSC Industrial Direct Co. Inc., Class A	35,161	2,704,584
United Rentals Inc.(b)	63,666	6,527,675
Univar Inc.(b)	85,679	1,519,946

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco Inc.	24,207	$3,368,162
WESCO International Inc.(b)	35,839	1,720,272
WW Grainger Inc.	34,504	9,742,549

		44,651,770
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	61,027	2,231,147

Water Utilities — 0.1%
American Water Works Co. Inc.	137,757	12,504,203
Aqua America Inc.	136,185	4,656,165

		17,160,368
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	508,544	2,959,726
Telephone & Data Systems Inc.	76,648	2,494,126
T-Mobile U.S. Inc.(b)	235,845	15,002,100
U.S. Cellular Corp.(b)	9,577	497,717

		20,953,669

Total Common Stocks — 99.9% (Cost: $17,566,727,853)		17,891,431,849

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	246,118,935	246,143,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	28,770,822	28,770,822

		274,914,369

Total Short-Term Investments — 1.5% (Cost: $274,890,769)		274,914,369

Total Investments in Securities — 101.4% (Cost: $17,841,618,622)		18,166,346,218

Other Assets, Less Liabilities — (1.4)%		(245,638,144)

Net Assets — 100.0%		$17,920,708,074

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

221

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	298,985,695	—		(52,866,760	)(a)	246,118,935	$246,143,547	$1,128,416	(b)	$5,182	$29,208
BlackRock Cash Funds: Treasury, SL Agency Shares	20,414,293	8,356,529	(a)	—		28,770,822	28,770,822	633,264		—	—
BlackRock Inc.	96,172	29,394		(32,777)		92,789	36,449,375	835,993		3,830,558	(17,125,626)
PNC Financial Services Group Inc. (The) (c)	367,371	111,146		(123,648)		354,869	41,487,735	910,818		5,689,318	(17,246,187)

							$352,851,479	$3,508,491		$9,525,058	$(34,342,605)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	207	03/15/19	$25,929	$236,842
S&P MidCap 400 E-Mini	12	03/15/19	1,994	23,343

				$260,185

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$17,891,431,849	$—	$—	$17,891,431,849
Money Market Funds	274,914,369	—	—	274,914,369

	$18,166,346,218	$—	$—	$18,166,346,218

Derivative financial instruments(a)
Assets
Futures Contracts	$260,185	$—	$—	$260,185

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

222

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Boeing Co. (The)	1,787,858	$576,584,205
BWX Technologies Inc.	326,169	12,469,441
Curtiss-Wright Corp.	11,324	1,156,407
General Dynamics Corp.	391,247	61,507,941
Harris Corp.	397,729	53,554,210
HEICO Corp.(a)	133,146	10,316,152
HEICO Corp., Class A	257,526	16,224,138
Hexcel Corp.	55,444	3,179,159
Huntington Ingalls Industries Inc.	122,785	23,367,213
Lockheed Martin Corp.	756,149	197,990,054
Northrop Grumman Corp.	539,899	132,221,265
Raytheon Co.	958,638	147,007,137
Spirit AeroSystems Holdings Inc., Class A(a)	352,740	25,429,027
Textron Inc.(a)	133,521	6,140,631
TransDigm Group Inc.(b)	161,843	55,036,330

		1,322,183,310

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	455,311	38,287,102
Expeditors International of Washington Inc.	573,642	39,059,284
FedEx Corp.	814,648	131,427,162
United Parcel Service Inc., Class B	2,305,611	224,866,241
XPO Logistics Inc.(a)(b)	416,659	23,766,229

		457,406,018

Airlines — 0.2%
Delta Air Lines Inc.	535,676	26,730,232
Southwest Airlines Co.	1,224,355	56,908,021

		83,638,253

Auto Components — 0.2%
Aptiv PLC	771,172	47,481,060
Garrett Motion Inc.(a)(b)	153,898	1,899,102
Gentex Corp.	625,948	12,650,409
Lear Corp.	19,765	2,428,328
Visteon Corp.(a)(b)	55,183	3,326,431

		67,785,330

Automobiles — 0.4%
Tesla Inc.(a)(b)	457,178	152,148,838
Thor Industries Inc.	144,298	7,503,496

		159,652,334

Banks — 0.2%
BOK Financial Corp.	20,494	1,502,825
Comerica Inc.	27,101	1,861,568
East West Bancorp. Inc.	35,780	1,557,503
Pinnacle Financial Partners Inc.	115,517	5,325,334
Signature Bank/New York NY	115,887	11,914,342
SVB Financial Group(b)	133,739	25,399,711
Synovus Financial Corp.	159,008	5,086,666
Texas Capital Bancshares Inc.(a)(b)	111,763	5,709,972
Western Alliance Bancorp.(a)(b)	205,636	8,120,565

		66,478,486

Beverages — 3.0%
Brown-Forman Corp., Class A	171,424	8,128,926
Brown-Forman Corp., Class B, NVS	943,688	44,900,675
Coca-Cola Co. (The)	9,911,121	469,291,579
Constellation Brands Inc., Class A	517,786	83,270,345
Keurig Dr Pepper Inc.	607,916	15,586,966
Monster Beverage Corp.(b)	1,333,433	65,631,572

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	4,195,493	$463,518,067

		1,150,328,130

Biotechnology — 5.2%
AbbVie Inc.	5,059,550	466,439,914
Agios Pharmaceuticals Inc.(a)(b)	150,384	6,934,206
Alexion Pharmaceuticals Inc.(b)	595,656	57,993,068
Alkermes PLC(b)	519,398	15,327,435
Alnylam Pharmaceuticals Inc.(a)(b)	259,911	18,950,111
Amgen Inc.	2,002,839	389,892,668
Biogen Inc.(b)	636,804	191,627,060
BioMarin Pharmaceutical Inc.(b)	592,410	50,443,712
Bluebird Bio Inc.(a)(b)	121,030	12,006,176
Celgene Corp.(b)	2,342,587	150,136,401
Exact Sciences Corp.(b)	394,822	24,913,268
Exelixis Inc.(b)	964,661	18,974,882
Gilead Sciences Inc.	3,219,411	201,374,158
Incyte Corp.(b)	584,984	37,199,133
Ionis Pharmaceuticals Inc.(a)(b)	421,163	22,768,072
Neurocrine Biosciences Inc.(a)(b)	293,358	20,948,695
Regeneron Pharmaceuticals Inc.(b)	265,871	99,302,819
Sage Therapeutics Inc.(a)(b)	153,798	14,732,310
Sarepta Therapeutics Inc.(a)(b)	223,841	24,427,768
Seattle Genetics Inc.(a)(b)	366,416	20,761,131
TESARO Inc.(a)(b)	128,296	9,525,978
Vertex Pharmaceuticals Inc.(b)	851,226	141,056,660

		1,995,735,625

Building Products — 0.3%
Allegion PLC	264,837	21,110,157
AO Smith Corp.	477,753	20,400,053
Armstrong World Industries Inc.	141,438	8,233,106
Fortune Brands Home & Security Inc.	189,592	7,202,600
Lennox International Inc.	113,293	24,795,306
Masco Corp.	693,547	20,279,315
Resideo Technologies Inc.(b)	256,051	5,261,848

		107,282,385

Capital Markets — 2.2%
Ameriprise Financial Inc.	73,740	7,696,244
Cboe Global Markets Inc.	347,441	33,990,153
Charles Schwab Corp. (The)	4,009,938	166,532,725
CME Group Inc.	139,665	26,273,780
E*TRADE Financial Corp.	188,595	8,275,549
Eaton Vance Corp., NVS	374,084	13,160,275
Evercore Inc., Class A	138,300	9,896,748
FactSet Research Systems Inc.	125,373	25,090,898
Interactive Brokers Group Inc., Class A(a)	223,717	12,226,134
Intercontinental Exchange Inc.	969,070	73,000,043
Lazard Ltd., Class A	360,225	13,295,905
LPL Financial Holdings Inc.	285,560	17,442,005
MarketAxess Holdings Inc.	123,519	26,100,800
Moody’s Corp.	556,388	77,916,575
Morningstar Inc.	58,340	6,408,066
MSCI Inc.	291,036	42,907,437
Northern Trust Corp.	191,273	15,988,510
Raymond James Financial Inc.	133,356	9,923,020
S&P Global Inc.	838,636	142,517,802
SEI Investments Co.	437,533	20,214,024
State Street Corp.	74,426	4,694,048
T Rowe Price Group Inc.	734,064	67,768,788
TD Ameritrade Holding Corp.	940,031	46,023,918

223

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Virtu Financial Inc., Class A	135,276	$3,484,710

		870,828,157

Chemicals — 1.3%
Axalta Coating Systems Ltd.(b)	267,246	6,258,901
Celanese Corp.	279,463	25,143,286
Chemours Co. (The)	570,714	16,105,549
Ecolab Inc.	385,468	56,798,710
FMC Corp.	185,630	13,729,195
International Flavors & Fragrances Inc.	160,523	21,553,423
Linde PLC	1,087,623	169,712,693
LyondellBasell Industries NV, Class A	501,165	41,676,882
NewMarket Corp.	24,668	10,165,436
Platform Specialty Products Corp.(b)	337,661	3,488,038
PPG Industries Inc.	49,580	5,068,564
RPM International Inc.	94,494	5,554,357
Scotts Miracle-Gro Co. (The)	65,358	4,016,903
Sherwin-Williams Co. (The)	277,922	109,351,190
Westlake Chemical Corp.	117,130	7,750,492
WR Grace & Co.	169,477	11,000,752

		507,374,371

Commercial Services & Supplies — 0.6%
Cintas Corp.	293,119	49,241,061
Copart Inc.(a)(b)	681,009	32,538,610
KAR Auction Services Inc.	424,684	20,265,920
Republic Services Inc.	47,238	3,405,387
Rollins Inc.	492,982	17,796,632
Waste Management Inc.	1,206,251	107,344,277

		230,591,887

Communications Equipment — 0.2%
Arista Networks Inc.(b)	192,338	40,525,617
F5 Networks Inc.(a)(b)	204,583	33,148,583
Motorola Solutions Inc.	63,836	7,343,693
Ubiquiti Networks Inc.(a)	50,056	4,976,067

		85,993,960

Construction & Engineering — 0.0%
Quanta Services Inc.	129,810	3,907,281

Construction Materials — 0.2%
Eagle Materials Inc.	130,786	7,981,869
Martin Marietta Materials Inc.	192,716	33,122,099
Vulcan Materials Co.	408,716	40,381,141

		81,485,109

Consumer Finance — 0.6%
American Express Co.	1,613,814	153,828,751
Capital One Financial Corp.	118,214	8,935,796
Credit Acceptance Corp.(b)	33,598	12,826,372
Discover Financial Services	512,352	30,218,521
OneMain Holdings Inc.(a)(b)	17,918	435,228
Santander Consumer USA Holdings Inc.	49,277	866,782
Synchrony Financial	872,773	20,475,255

		227,586,705

Containers & Packaging — 0.3%
Avery Dennison Corp.	285,158	25,615,743
Berry Global Group Inc.(b)	226,157	10,749,242
Crown Holdings Inc.(a)(b)	436,696	18,153,453
Graphic Packaging Holding Co.	173,780	1,849,019
International Paper Co.	145,302	5,864,389
Packaging Corp. of America	313,223	26,141,592
Sealed Air Corp.	280,891	9,786,242

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings Inc.	86,105	$2,033,800

		100,193,480

Distributors — 0.1%
LKQ Corp.(a)(b)	169,259	4,016,516
Pool Corp.	133,454	19,837,937

		23,854,453

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	163,610	18,234,334
frontdoor Inc.(a)(b)	240,603	6,402,446
Grand Canyon Education Inc.(a)(b)	159,828	15,365,864
H&R Block Inc.	109,937	2,789,102
Service Corp. International/U.S.	265,412	10,685,487
ServiceMaster Global Holdings Inc.(a)(b)	460,571	16,921,379

		70,398,612

Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)(b)	815,022	166,411,192
Voya Financial Inc.	35,919	1,441,789

		167,852,981

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings Inc.(b)	755,568	17,257,173

Electrical Equipment — 0.5%
AMETEK Inc.	150,496	10,188,579
Emerson Electric Co.	1,487,044	88,850,879
Hubbell Inc.	125,632	12,480,283
Rockwell Automation Inc.	401,187	60,370,620
Sensata Technologies Holding PLC(a)(b)	294,237	13,193,587

		185,083,948

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	985,193	79,820,337
CDW Corp./DE	488,269	39,574,202
Cognex Corp.(a)	543,761	21,027,238
Coherent Inc.(a)(b)	54,890	5,802,422
FLIR Systems Inc.	39,970	1,740,294
IPG Photonics Corp.(a)(b)	122,417	13,868,622
Littelfuse Inc.	68,543	11,753,754
National Instruments Corp.	304,849	13,834,047
Zebra Technologies Corp., Class A(b)	177,292	28,230,205

		215,651,121

Energy Equipment & Services — 0.2%
Halliburton Co.	2,913,524	77,441,468
RPC Inc.	69,172	682,728

		78,124,196

Entertainment — 2.6%
Activision Blizzard Inc.	2,513,497	117,053,555
Electronic Arts Inc.(b)	989,701	78,097,306
Lions Gate Entertainment Corp., Class A	26,667	429,339
Lions Gate Entertainment Corp., Class B, NVS	23,171	344,784
Live Nation Entertainment Inc.(a)(b)	465,300	22,916,025
Madison Square Garden Co. (The), Class A(b)	6,110	1,635,647
Netflix Inc.(b)	1,391,171	372,360,830
Take-Two Interactive Software Inc.(a)(b)	224,873	23,148,427
Walt Disney Co. (The)	3,564,179	390,812,227

		1,006,798,140

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities Inc.(a)	30,235	3,484,281
American Tower Corp.(a)	1,463,971	231,585,572
Colony Capital Inc.	87,465	409,336

224

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.(a)	124,633	$10,871,737
Crown Castle International Corp.	1,042,024	113,195,067
Equinix Inc.	267,460	94,295,698
Equity LifeStyle Properties Inc.	285,347	27,715,754
Extra Space Storage Inc.(a)	354,599	32,084,118
Gaming and Leisure Properties Inc.(a)	251,219	8,116,886
Hudson Pacific Properties Inc.(a)	52,403	1,522,831
Lamar Advertising Co., Class A(a)	259,746	17,969,228
Life Storage Inc.	8,509	791,252
Omega Healthcare Investors Inc.(a)	53,738	1,888,891
Public Storage(a)	495,173	100,227,967
SBA Communications Corp.(a)(b)	373,719	60,501,369
Simon Property Group Inc.	944,061	158,592,807
Taubman Centers Inc.	204,053	9,282,371

		872,535,165
Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	1,458,738	297,159,518
Sprouts Farmers Market Inc.(a)(b)	431,008	10,132,998
Sysco Corp.	1,589,484	99,597,068
U.S. Foods Holding Corp.(b)	42,005	1,329,038

		408,218,622
Food Products — 0.3%
Campbell Soup Co.	414,205	13,664,623
General Mills Inc.	100,004	3,894,156
Hershey Co. (The)	427,556	45,825,452
Kellogg Co.	417,223	23,785,883
McCormick & Co. Inc./MD, NVS	23,302	3,244,570
Post Holdings Inc.(a)(b)	120,745	10,762,002

		101,176,686
Health Care Equipment & Supplies — 2.6%
ABIOMED Inc.(b)	143,404	46,612,036
Align Technology Inc.(a)(b)	266,004	55,709,218
Baxter International Inc.	191,387	12,597,092
Becton Dickinson and Co.	81,945	18,463,847
Boston Scientific Corp.(b)	3,536,712	124,987,402
Cantel Medical Corp.	126,682	9,431,475
Cooper Companies Inc. (The)	27,074	6,890,333
DexCom Inc.(b)	294,092	35,232,222
Edwards Lifesciences Corp.(b)	700,412	107,282,106
Hill-Rom Holdings Inc.	146,097	12,936,889
ICU Medical Inc.(a)(b)	52,998	12,169,931
IDEXX Laboratories Inc.(b)	288,028	53,578,969
Insulet Corp.(a)(b)	197,079	15,632,306
Integra LifeSciences Holdings Corp.(a)(b)	177,046	7,984,775
Intuitive Surgical Inc.(b)	374,990	179,590,211
Masimo Corp.(b)	153,776	16,510,929
Penumbra Inc.(a)(b)	104,492	12,768,922
ResMed Inc.	468,656	53,365,859
Stryker Corp.	1,140,094	178,709,734
Teleflex Inc.	30,304	7,832,978
Varian Medical Systems Inc.(b)	306,363	34,713,992
West Pharmaceutical Services Inc.	59,739	5,856,214

		1,008,857,440
Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	528,260	39,302,544
Centene Corp.(b)	598,281	68,981,799
Chemed Corp.	52,703	14,929,706
Cigna Corp.	352,251	66,899,510
CVS Health Corp.	325,607	21,333,771

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(a)(b)	231,049	$11,889,782
Encompass Health Corp.	329,549	20,333,173
HCA Healthcare Inc.	649,459	80,825,173
Henry Schein Inc.(b)	74,476	5,847,855
Humana Inc.	435,791	124,845,406
Laboratory Corp. of America Holdings(b)	19,923	2,517,470
McKesson Corp.	77,970	8,613,346
Molina Healthcare Inc.(b)	175,147	20,355,584
Premier Inc., Class A(a)(b)	66,237	2,473,952
UnitedHealth Group Inc.	3,191,536	795,075,448
WellCare Health Plans Inc.(a)(b)	153,252	36,181,265

		1,320,405,784
Health Care Technology — 0.2%
athenahealth Inc.(a)(b)	135,097	17,823,347
Cerner Corp.(a)(b)	475,868	24,954,518
Veeva Systems Inc., Class A(b)	405,459	36,215,598

		78,993,463
Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill Inc.(b)	81,493	35,187,863
Choice Hotels International Inc.	111,397	7,973,797
Darden Restaurants Inc.	210,816	21,052,086
Domino’s Pizza Inc.	138,205	34,273,458
Dunkin’ Brands Group Inc.	280,031	17,955,588
Extended Stay America Inc.	355,770	5,514,435
Hilton Grand Vacations Inc.(b)	334,071	8,816,134
Hilton Worldwide Holdings Inc.	935,458	67,165,884
International Game Technology PLC	24	351
Las Vegas Sands Corp.	732,784	38,141,407
Marriott International Inc./MD, Class A	943,553	102,432,114
McDonald’s Corp.	503,204	89,353,934
MGM Resorts International	137,101	3,326,070
Six Flags Entertainment Corp.	242,257	13,476,757
Starbucks Corp.	4,032,641	259,702,080
Vail Resorts Inc.	134,219	28,296,050
Wendy’s Co. (The)	619,670	9,673,049
Wyndham Destinations Inc.	312,535	11,201,254
Wyndham Hotels & Resorts Inc.	331,492	15,039,792
Wynn Resorts Ltd.	339,238	33,554,031
Yum China Holdings Inc.	91,502	3,068,062
Yum! Brands Inc.	303,435	27,891,745

		833,095,941
Household Durables — 0.2%
DR Horton Inc.	678,810	23,527,555
Lennar Corp., Class A	512,074	20,047,697
Lennar Corp., Class B	27,647	866,181
NVR Inc.(a)(b)	10,660	25,978,313
PulteGroup Inc.	257,708	6,697,831
Tempur Sealy International Inc.(a)(b)	161,870	6,701,418
Toll Brothers Inc.	231,257	7,615,293

		91,434,288
Household Products — 0.7%
Church & Dwight Co. Inc.	692,810	45,559,186
Clorox Co. (The)	373,488	57,569,440
Colgate-Palmolive Co.	531,240	31,619,405
Energizer Holdings Inc.	120,396	5,435,879
Kimberly-Clark Corp.	1,011,438	115,243,246
Spectrum Brands Holdings Inc.	53,577	2,263,628

		257,690,784

225

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.3%
3M Co.	1,588,916	$302,752,055
Honeywell International Inc.	1,545,307	204,165,961
Roper Technologies Inc.	62,805	16,738,788

		523,656,804
Insurance — 1.0%
Alleghany Corp.	4,962	3,092,914
American International Group Inc.	418,552	16,495,134
Aon PLC	801,979	116,575,667
Arch Capital Group Ltd.(a)(b)	218,147	5,828,888
Axis Capital Holdings Ltd.	29,290	1,512,536
Brown & Brown Inc.	43,276	1,192,687
Erie Indemnity Co., Class A, NVS	60,466	8,060,723
Everest Re Group Ltd.	54,547	11,878,155
Markel Corp.(a)(b)	4,318	4,482,300
Marsh & McLennan Companies Inc.	794,308	63,346,063
Progressive Corp. (The)	1,934,622	116,715,745
RenaissanceRe Holdings Ltd.	9,909	1,324,833
Travelers Companies Inc. (The)	171,411	20,526,467

		371,032,112
Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)(b)	998,313	1,043,197,153
Alphabet Inc., Class C, NVS(b)	1,017,726	1,053,967,223
Facebook Inc., Class A(a)(b)	7,940,009	1,040,855,780
IAC/InterActiveCorp.(b)	249,560	45,679,462
Match Group Inc.(a)	180,872	7,735,895
TripAdvisor Inc.(a)(b)	352,467	19,012,070
Twitter Inc.(b)	2,387,424	68,614,566
Zillow Group Inc., Class A(a)(b)	126,040	3,961,437
Zillow Group Inc., Class C, NVS(a)(b)	292,698	9,243,403

		3,292,266,989
Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(a)(b)	1,358,624	2,040,612,489
Booking Holdings Inc.(b)	158,280	272,624,638
eBay Inc.(b)	656,072	18,415,941
Expedia Group Inc.	403,636	45,469,595
GrubHub Inc.(a)(b)	296,460	22,771,093
Wayfair Inc., Class A(a)(b)	194,044	17,479,483

		2,417,373,239
IT Services — 8.7%
Accenture PLC, Class A	2,146,735	302,711,102
Akamai Technologies Inc.(b)	494,767	30,220,368
Alliance Data Systems Corp.	158,132	23,732,451
Automatic Data Processing Inc.	1,470,469	192,807,895
Black Knight Inc.(a)(b)	480,269	21,640,921
Booz Allen Hamilton Holding Corp.	446,822	20,138,267
Broadridge Financial Solutions Inc.	388,416	37,385,040
Cognizant Technology Solutions Corp., Class A	1,756,985	111,533,408
CoreLogic Inc.(a)(b)	163,371	5,459,859
EPAM Systems Inc.(a)(b)	171,128	19,852,559
Euronet Worldwide Inc.(a)(b)	85,543	8,757,892
Fidelity National Information Services Inc.	92,666	9,502,898
First Data Corp., Class A(a)(b)	1,796,234	30,374,317
Fiserv Inc.(b)	1,329,681	97,718,257
FleetCor Technologies Inc.(a)(b)	293,635	54,533,892
Gartner Inc.(a)(b)	292,786	37,429,762
Genpact Ltd.	186,123	5,023,460
Global Payments Inc.(a)	532,858	54,953,645
GoDaddy Inc., Class A(a)(b)	529,262	34,730,172
International Business Machines Corp.	2,205,494	250,698,503

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	254,241	$32,166,571
Mastercard Inc., Class A	3,067,489	578,681,800
Okta Inc.(b)	288,967	18,436,095
Paychex Inc.	1,075,177	70,047,782
PayPal Holdings Inc.(a)(b)	3,966,258	333,522,635
Sabre Corp.	755,254	16,343,697
Square Inc., Class A(b)	975,477	54,714,505
Switch Inc., Class A(a)	121,803	852,621
Total System Services Inc.	604,282	49,122,084
Twilio Inc., Class A(a)(b)	245,892	21,958,156
VeriSign Inc.(b)	353,341	52,396,937
Visa Inc., Class A	5,881,257	775,973,049
Western Union Co. (The)	398,786	6,803,289
WEX Inc.(b)	138,731	19,430,664
Worldpay Inc., Class A(a)(b)	85,279	6,517,874

		3,386,172,427
Leisure Products — 0.1%
Brunswick Corp./DE	27,771	1,289,963
Hasbro Inc.	303,084	24,625,575
Mattel Inc.(a)(b)	251,317	2,510,657
Polaris Industries Inc.	191,492	14,683,606

		43,109,801
Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	125,048	18,096,946
Bruker Corp.	126,658	3,770,609
Charles River Laboratories International Inc.(b)	115,201	13,038,449
Illumina Inc.(b)	489,598	146,845,128
Mettler-Toledo International Inc.(b)	81,850	46,292,723
PRA Health Sciences Inc.(a)(b)	192,728	17,723,267
Thermo Fisher Scientific Inc.	80,338	17,978,841
Waters Corp.(a)(b)	232,715	43,901,685

		307,647,648
Machinery — 2.3%
Allison Transmission Holdings Inc.	389,496	17,102,769
Caterpillar Inc.	1,757,847	223,369,618
Cummins Inc.	179,172	23,944,546
Deere & Co.	1,080,223	161,136,865
Donaldson Co. Inc.	398,497	17,290,785
Fortive Corp.	901,185	60,974,177
Gardner Denver Holdings Inc.(a)(b)	138,261	2,827,437
Graco Inc.	556,478	23,288,604
IDEX Corp.	241,248	30,459,972
Illinois Tool Works Inc.	1,103,535	139,806,849
Ingersoll-Rand PLC	442,879	40,403,851
Lincoln Electric Holdings Inc.	212,949	16,791,029
Middleby Corp. (The)(a)(b)	109,855	11,285,404
Nordson Corp.	182,131	21,737,335
Parker-Hannifin Corp.	81,599	12,169,675
Toro Co. (The)	347,577	19,422,603
WABCO Holdings Inc.(b)	173,137	18,584,526
Wabtec Corp.(a)	107,654	7,562,694
Welbilt Inc.(a)(b)	461,976	5,132,553
Xylem Inc./NY	336,630	22,459,954

		875,751,246
Media — 0.6%
AMC Networks Inc., Class A(a)(b)	146,351	8,031,743
Cable One Inc.	14,578	11,955,418
CBS Corp., Class B, NVS	1,084,044	47,394,404
Charter Communications Inc., Class A(a)(b)	411,219	117,185,078

226

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Interpublic Group of Companies Inc. (The)	129,488	$2,671,337
Omnicom Group Inc.	492,674	36,083,444
Sirius XM Holdings Inc.(a)	4,321,396	24,675,171

		247,996,595
Metals & Mining — 0.0%
Royal Gold Inc.	93,722	8,027,289
Southern Copper Corp.	285,060	8,771,296
Steel Dynamics Inc.	102,014	3,064,501

		19,863,086
Multiline Retail — 0.3%
Dollar General Corp.	887,052	95,872,580
Dollar Tree Inc.(b)	136,431	12,322,448
Nordstrom Inc.	392,329	18,286,455

		126,481,483
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.	565,306	24,783,015
Antero Resources Corp.(a)(b)	425,083	3,991,529
Apache Corp.	79,622	2,090,078
Cabot Oil & Gas Corp.	1,081,651	24,174,900
Cheniere Energy Inc.(b)	534,280	31,624,033
Cimarex Energy Co.	38,820	2,393,253
Concho Resources Inc.(a)(b)	87,662	9,010,777
Continental Resources Inc./OK(b)	148,673	5,975,168
Diamondback Energy Inc.	89,114	8,260,868
EOG Resources Inc.	215,154	18,763,580
Kosmos Energy Ltd.(b)	151,022	614,660
Newfield Exploration Co.(b)	239,485	3,510,850
ONEOK Inc.	568,037	30,645,596
Parsley Energy Inc., Class A(a)(b)	610,001	9,747,816
Pioneer Natural Resources Co.	311,392	40,954,276

		216,540,399
Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	713,732	92,856,533
Herbalife Nutrition Ltd.(a)(b)	61,534	3,627,429
Nu Skin Enterprises Inc., Class A	55,975	3,432,947

		99,916,909
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	2,904,938	150,998,677
Catalent Inc.(a)(b)	101,583	3,167,358
Elanco Animal Health Inc.(a)(b)	113,068	3,565,034
Eli Lilly & Co.	1,933,837	223,783,618
Jazz Pharmaceuticals PLC(a)(b)	181,542	22,503,946
Johnson & Johnson	1,613,616	208,237,145
Merck & Co. Inc.	582,228	44,488,041
Nektar Therapeutics(a)(b)	512,984	16,861,784
Zoetis Inc.	1,616,644	138,287,728

		811,893,331
Professional Services — 0.4%
CoStar Group Inc.(a)(b)	119,883	40,441,331
Dun & Bradstreet Corp. (The)	53,706	7,665,995
Equifax Inc.	111,198	10,355,870
Robert Half International Inc.	390,702	22,348,154
TransUnion	619,349	35,179,023
Verisk Analytics Inc.(b)	537,741	58,635,279

		174,625,652
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	515,555	20,642,822

Security	Shares	Value

Real Estate Management & Development (continued)
Howard Hughes Corp. (The)(a)(b)	55,897	$5,456,665

		26,099,487
Road & Rail — 1.2%
CSX Corp.	1,257,722	78,142,268
Genesee & Wyoming Inc., Class A(a)(b)	41,492	3,071,238
JB Hunt Transport Services Inc.	291,677	27,137,628
Landstar System Inc.	139,935	13,387,581
Old Dominion Freight Line Inc.	217,379	26,844,133
Schneider National Inc., Class B	25,743	480,622
Union Pacific Corp.	2,269,965	313,777,262

		462,840,732
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)(b)	3,123,525	57,660,272
Analog Devices Inc.	197,587	16,958,892
Applied Materials Inc.	3,279,157	107,359,600
Broadcom Inc.	823,618	209,429,585
Cypress Semiconductor Corp.	847,815	10,784,207
KLA-Tencor Corp.	510,874	45,718,114
Lam Research Corp.	517,453	70,461,575
Marvell Technology Group Ltd.	499,583	8,088,249
Maxim Integrated Products Inc.	927,875	47,182,444
Microchip Technology Inc.	771,871	55,512,962
Micron Technology Inc.(b)	2,958,448	93,871,555
MKS Instruments Inc.	172,671	11,156,273
Monolithic Power Systems Inc.	138,004	16,042,965
NVIDIA Corp.	1,943,261	259,425,344
NXP Semiconductors NV	60,326	4,420,689
ON Semiconductor Corp.(a)(b)	1,377,237	22,738,183
Skyworks Solutions Inc.	425,883	28,542,679
Teradyne Inc.	88,533	2,778,166
Texas Instruments Inc.	3,209,268	303,275,826
Universal Display Corp.(a)	138,756	12,983,399
Versum Materials Inc.	373,742	10,360,128
Xilinx Inc.	852,526	72,609,639

		1,467,360,746
Software — 11.4%
2U Inc.(a)(b)	177,100	8,805,412
Adobe Inc.(a)(b)	1,641,278	371,322,735
ANSYS Inc.(a)(b)	277,771	39,704,587
Aspen Technology Inc.(b)	222,383	18,275,435
Atlassian Corp. PLC, Class A(a)(b)	330,801	29,434,673
Autodesk Inc.(a)(b)	615,014	79,096,951
Cadence Design Systems Inc.(b)	933,168	40,574,145
CDK Global Inc.	435,223	20,838,477
Ceridian HCM Holding Inc.(b)	126,095	4,349,017
Citrix Systems Inc.	452,979	46,412,228
DocuSign Inc.(a)(b)	244,899	9,815,552
Elastic NV(b)	21,751	1,554,762
Fair Isaac Corp.(b)	97,165	18,169,855
FireEye Inc.(a)(b)	440,606	7,142,223
Fortinet Inc.(a)(b)	470,077	33,107,523
Guidewire Software Inc.(a)(b)	270,241	21,681,435
Intuit Inc.	813,896	160,215,428
LogMeIn Inc.	107,574	8,774,811
Manhattan Associates Inc.(a)(b)	217,599	9,219,670
Microsoft Corp.	23,985,383	2,436,195,351
Nutanix Inc., Class A(a)(b)	466,467	19,400,363
Oracle Corp.	825,066	37,251,730
Palo Alto Networks Inc.(b)	303,423	57,149,722

227

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Paycom Software Inc.(a)(b)	166,883	$20,434,823
Pegasystems Inc.(a)	132,559	6,340,297
Pluralsight Inc., Class A(a)(b)	64,479	1,518,481
Proofpoint Inc.(a)(b)	170,548	14,293,628
PTC Inc.(b)	388,898	32,239,644
RealPage Inc.(a)(b)	231,117	11,137,528
Red Hat Inc.(b)	591,833	103,949,548
RingCentral Inc., Class A(a)(b)	228,897	18,870,269
salesforce.com Inc.(b)	2,400,755	328,831,412
ServiceNow Inc.(a)(b)	593,146	105,609,645
SolarWinds Corp.(b)	67,446	932,778
Splunk Inc.(b)	488,551	51,224,572
SS&C Technologies Holdings Inc.	645,730	29,128,880
Synopsys Inc.(b)	46,234	3,894,752
Tableau Software Inc., Class A(b)	237,878	28,545,360
Teradata Corp.(a)(b)	272,587	10,456,437
Tyler Technologies Inc.(a)(b)	127,293	23,653,585
Ultimate Software Group Inc. (The)(b)	102,479	25,094,033
VMware Inc., Class A	236,709	32,459,905
Workday Inc., Class A(a)(b)	484,829	77,417,495
Zendesk Inc.(b)	353,273	20,620,545

		4,425,145,702
Specialty Retail — 4.0%
Advance Auto Parts Inc.	68,844	10,840,176
AutoZone Inc.(b)	74,291	62,281,117
Best Buy Co. Inc.	196,426	10,402,721
Burlington Stores Inc.(a)(b)	223,393	36,339,339
CarMax Inc.(a)(b)	348,452	21,858,394
Floor & Decor Holdings Inc., Class A(a)(b)	160,715	4,162,518
Gap Inc. (The)	44,944	1,157,757
Home Depot Inc. (The)	3,848,448	661,240,335
L Brands Inc.	144,216	3,702,025
Lowe’s Companies Inc.	2,725,749	251,750,178
Michaels Companies Inc. (The)(a)(b)	28,392	384,428
O’Reilly Automotive Inc.(b)	263,711	90,803,609
Ross Stores Inc.	1,218,675	101,393,760
Tiffany & Co.	66,619	5,363,496
TJX Companies Inc. (The)	4,132,175	184,873,509
Tractor Supply Co.	408,539	34,088,494
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	188,551	46,164,827
Urban Outfitters Inc.(a)(b)	255,629	8,486,883
Williams-Sonoma Inc.	55,358	2,792,811

		1,538,086,377
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	15,871,177	2,503,519,460
Dell Technologies Inc., Class C(a)(b)	30,591	1,494,995
NCR Corp.(a)(b)	336,665	7,770,228
NetApp Inc.	876,920	52,325,816
Pure Storage Inc., Class A(a)(b)	567,534	9,125,947

		2,574,236,446
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	147,971	12,077,393

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	12,545	$1,054,909
Hanesbrands Inc.	1,216,636	15,244,449
Lululemon Athletica Inc.(b)	318,479	38,730,231
Michael Kors Holdings Ltd.(b)	244,073	9,255,248
NIKE Inc., Class B	4,189,087	310,578,910
Skechers U.S.A. Inc., Class A(b)	189,881	4,346,376
Tapestry Inc.	198,983	6,715,676
Under Armour Inc., Class A(a)(b)	487,947	8,622,024
Under Armour Inc., Class C, NVS(a)(b)	499,246	8,072,808
VF Corp.	835,297	59,590,088

		474,288,112
Tobacco — 0.8%
Altria Group Inc.	6,321,691	312,228,319

Trading Companies & Distributors — 0.4%
Air Lease Corp.	17,855	539,400
Fastenal Co.	957,856	50,086,290
HD Supply Holdings Inc.(a)(b)	193,689	7,267,211
MSC Industrial Direct Co. Inc., Class A	62,956	4,842,575
United Rentals Inc.(b)	270,092	27,692,533
Univar Inc.(b)	57,097	1,012,901
Watsco Inc.	87,390	12,159,445
WW Grainger Inc.	151,619	42,811,141

		146,411,496
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	670,001	42,618,764

Total Common Stocks — 99.9%
(Cost: $30,823,258,296)		38,639,523,520

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	685,118,231	685,186,742
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	57,033,347	57,033,347

		742,220,089

Total Short-Term Investments — 1.9%
(Cost: $742,172,271)		742,220,089

Total Investments in Securities — 101.8%
(Cost: $31,565,430,567)		39,381,743,609

Other Assets, Less Liabilities — (1.8)%		(698,373,074)

Net Assets — 100.0%		$38,683,370,535

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

228

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	699,061,392	(13,943,161)	685,118,231	$685,186,742	$3,456,446	(a)	$18,702	$50,322
BlackRock Cash Funds: Treasury, SL Agency Shares	42,404,206	14,629,141	57,033,347	57,033,347	1,069,001		—	—

				$742,220,089	$4,525,447		$18,702	$50,322

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	325	03/15/19	$40,710	$(265,049)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$38,639,523,520	$—	$—	$38,639,523,520
Money Market Funds	742,220,089	—	—	742,220,089

	$39,381,743,609	$—	$—	$39,381,743,609

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(265,049)	$—	$—	$(265,049)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

229

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Harris Corp.	185	$24,910
Huntington Ingalls Industries Inc.	66	12,560
TransDigm Group Inc.(a)	77	26,185

		63,655
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	215	18,079

Airlines — 0.5%
Alaska Air Group Inc.	187	11,379
Southwest Airlines Co.	837	38,904

		50,283
Automobiles — 0.0%
Thor Industries Inc.	78	4,056

Banks — 12.0%
Associated Banc-Corp.	237	4,690
Bank of America Corp.	13,059	321,774
Bank of Hawaii Corp.	58	3,905
Bank OZK	171	3,904
BankUnited Inc.	142	4,251
BB&T Corp.	1,105	47,869
BOK Financial Corp.	46	3,373
CIT Group Inc.	160	6,123
Citizens Financial Group Inc.	683	20,306
Comerica Inc.	242	16,623
Commerce Bancshares Inc.	142	8,004
Cullen/Frost Bankers Inc.	83	7,299
East West Bancorp. Inc.	203	8,837
F.N.B. Corp.	456	4,487
Fifth Third Bancorp.	957	22,518
First Citizens BancShares Inc./NC, Class A	11	4,147
First Hawaiian Inc.	150	3,376
First Horizon National Corp.	457	6,014
First Republic Bank/CA	233	20,248
Huntington Bancshares Inc./OH	1,574	18,762
KeyCorp	1,513	22,362
M&T Bank Corp.	200	28,626
PacWest Bancorp.	169	5,624
People’s United Financial Inc.	526	7,590
Pinnacle Financial Partners Inc.	106	4,887
PNC Financial Services Group Inc. (The)	659	77,044
Prosperity Bancshares Inc.	94	5,856
Regions Financial Corp.	1,474	19,722
Signature Bank/New York NY	75	7,711
Sterling Bancorp./DE	315	5,201
SunTrust Banks Inc.	640	32,282
SVB Financial Group(a)	74	14,054
Synovus Financial Corp.	229	7,326
TCF Financial Corp.	231	4,502
Texas Capital Bancshares Inc.(a)	70	3,576
U.S. Bancorp.	2,176	99,443
Umpqua Holdings Corp.	310	4,929
Webster Financial Corp.	130	6,408
Wells Fargo & Co.	6,057	279,107
Western Alliance Bancorp.(a)	138	5,450
Wintrust Financial Corp.	79	5,253
Zions Bancorp. N.A.	271	11,040

		1,194,503

Security	Shares	Value

Beverages — 0.4%
Constellation Brands Inc., Class A	245	$39,401

Biotechnology — 1.5%
Agios Pharmaceuticals Inc.(a)	79	3,643
Alnylam Pharmaceuticals Inc.(a)	139	10,134
Bluebird Bio Inc.(a)	85	8,432
Exact Sciences Corp.(a)	187	11,800
Incyte Corp.(a)	274	17,424
Ionis Pharmaceuticals Inc.(a)	192	10,380
Neurocrine Biosciences Inc.(a)	138	9,855
Regeneron Pharmaceuticals Inc.(a)	125	46,687
Sarepta Therapeutics Inc.(a)	104	11,349
Seattle Genetics Inc.(a)	168	9,519
TESARO Inc.(a)	60	4,455
United Therapeutics Corp.(a)	66	7,187

		150,865
Building Products — 0.0%
Armstrong World Industries Inc.	71	4,133

Capital Markets — 3.0%
Ameriprise Financial Inc.	200	20,874
Cboe Global Markets Inc.	158	15,457
Charles Schwab Corp. (The)	1,714	71,182
CME Group Inc.	505	95,001
E*TRADE Financial Corp.	368	16,148
Eaton Vance Corp., NVS	163	5,734
LPL Financial Holdings Inc.	125	7,635
Raymond James Financial Inc.	186	13,840
T Rowe Price Group Inc.	337	31,112
TD Ameritrade Holding Corp.	405	19,829

		296,812
Chemicals — 0.0%
Scotts Miracle-Gro Co. (The)	63	3,872

Commercial Services & Supplies — 1.3%
ADT Inc.	169	1,016
Cintas Corp.	136	22,847
KAR Auction Services Inc.	209	9,973
Republic Services Inc.	343	24,727
Rollins Inc.	228	8,231
Waste Management Inc.	678	60,335

		127,129
Construction & Engineering — 0.0%
Arcosa Inc.(a)	80	2,215

Construction Materials — 0.4%
Eagle Materials Inc.	72	4,394
Martin Marietta Materials Inc.	98	16,843
Vulcan Materials Co.	205	20,254

		41,491
Consumer Finance — 1.4%
Ally Financial Inc.	598	13,551
Capital One Financial Corp.	678	51,250
Credit Acceptance Corp.(a)	16	6,108
Discover Financial Services	488	28,782
Navient Corp.	356	3,136
OneMain Holdings Inc.(a)	107	2,599
Santander Consumer USA Holdings Inc.	176	3,096
SLM Corp.(a)	610	5,069

230

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	1,049	$24,610

		138,201
Containers & Packaging — 0.3%
Packaging Corp. of America	145	12,102
Westrock Co.	405	15,293

		27,395
Distributors — 0.1%
Pool Corp.	62	9,216

Diversified Consumer Services — 0.4%
frontdoor Inc.(a)	102	2,714
Grand Canyon Education Inc.(a)	74	7,114
H&R Block Inc.	321	8,144
Service Corp. International/U.S.	273	10,991
ServiceMaster Global Holdings Inc.(a)	215	7,899

		36,862
Diversified Financial Services — 4.0%
Berkshire Hathaway Inc., Class B(a)	1,859	379,571
Jefferies Financial Group Inc.	470	8,159
Voya Financial Inc.	225	9,031

		396,761
Diversified Telecommunication Services — 7.2%
AT&T Inc.	11,483	327,725
CenturyLink Inc.	1,514	22,937
Verizon Communications Inc.	6,535	367,398

		718,060
Electric Utilities — 6.8%
Alliant Energy Corp.	373	15,759
American Electric Power Co. Inc.	779	58,222
Avangrid Inc.	86	4,308
Duke Energy Corp.	1,126	97,174
Edison International	497	28,215
Entergy Corp.	287	24,702
Evergy Inc.	421	23,900
Eversource Energy	501	32,585
Exelon Corp.	1,524	68,732
FirstEnergy Corp.	772	28,989
Hawaiian Electric Industries Inc.	169	6,189
NextEra Energy Inc.	754	131,060
OGE Energy Corp.	311	12,188
PG&E Corp.(a)	816	19,380
Pinnacle West Capital Corp.	173	14,740
Southern Co. (The)	1,626	71,414
Xcel Energy Inc.	802	39,515

		677,072
Electrical Equipment — 0.2%
Acuity Brands Inc.	62	7,127
Hubbell Inc.	87	8,643

		15,770
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	231	18,723

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	167	8,006
Patterson-UTI Energy Inc.	342	3,540
RPC Inc.	98	967

		12,513
Entertainment — 0.1%
Madison Square Garden Co. (The), Class A(a)	29	7,763

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 8.2%
Alexandria Real Estate Equities Inc.	152	$17,516
American Campus Communities Inc.	192	7,947
American Homes 4 Rent, Class A	363	7,206
Apartment Investment & Management Co., Class A	219	9,610
Apple Hospitality REIT Inc.	306	4,364
AvalonBay Communities Inc.	197	34,288
Boston Properties Inc.	221	24,874
Brandywine Realty Trust	240	3,089
Brixmor Property Group Inc.	426	6,258
Brookfield Property REIT Inc., Class A	220	3,542
Camden Property Trust	125	11,006
Columbia Property Trust Inc.	167	3,231
CoreSite Realty Corp.	51	4,449
Corporate Office Properties Trust	145	3,049
Crown Castle International Corp.	592	64,309
CubeSmart	262	7,517
CyrusOne Inc.	145	7,668
Douglas Emmett Inc.	229	7,816
Duke Realty Corp.	503	13,028
Empire State Realty Trust Inc., Class A	193	2,746
EPR Properties	105	6,723
Equity Commonwealth	166	4,982
Equity LifeStyle Properties Inc.	119	11,558
Equity Residential	513	33,863
Essex Property Trust Inc.	93	22,805
Extra Space Storage Inc.	176	15,924
Federal Realty Investment Trust	103	12,158
Gaming and Leisure Properties Inc.	285	9,208
HCP Inc.	665	18,573
Healthcare Trust of America Inc., Class A	291	7,365
Highwoods Properties Inc.	139	5,378
Hospitality Properties Trust	229	5,468
Host Hotels & Resorts Inc.	1,056	17,603
Hudson Pacific Properties Inc.	213	6,190
Invitation Homes Inc.	422	8,474
JBG SMITH Properties	149	5,187
Kilroy Realty Corp.	143	8,992
Kimco Realty Corp.	575	8,424
Lamar Advertising Co., Class A	119	8,232
Life Storage Inc.	65	6,044
Macerich Co. (The)	192	8,310
Mid-America Apartment Communities Inc.	160	15,312
National Retail Properties Inc.	220	10,672
Omega Healthcare Investors Inc.	277	9,737
Outfront Media Inc.	190	3,443
Paramount Group Inc.	292	3,668
Park Hotels & Resorts Inc.	283	7,352
Public Storage	211	42,708
Realty Income Corp.	421	26,540
Regency Centers Corp.	219	12,851
Retail Properties of America Inc., Class A	310	3,363
Senior Housing Properties Trust	323	3,786
Simon Property Group Inc.	440	73,916
SITE Centers Corp.	215	2,380
SL Green Realty Corp.	118	9,331
Spirit Realty Capital Inc.	120	4,230
STORE Capital Corp.	278	7,870
Sun Communities Inc.	118	12,002
Taubman Centers Inc.	83	3,776
UDR Inc.	374	14,818

231

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Uniti Group Inc.(a)	233	$3,628
Ventas Inc.	503	29,471
VEREIT Inc.	1,370	9,795
VICI Properties Inc.	565	10,611
Vornado Realty Trust	243	15,073
Weingarten Realty Investors	162	4,019

		815,326
Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	57	7,304
Kroger Co. (The)	1,255	34,513
Sprouts Farmers Market Inc.(a)	195	4,584
U.S. Foods Holding Corp.(a)	347	10,979

		57,380
Food Products — 0.9%
Conagra Brands Inc.	761	16,255
Flowers Foods Inc.	280	5,172
Hormel Foods Corp.	424	18,096
JM Smucker Co. (The)	175	16,361
Post Holdings Inc.(a)	102	9,091
Tyson Foods Inc., Class A	455	24,297

		89,272
Gas Utilities — 0.2%
Atmos Energy Corp.	169	15,670
National Fuel Gas Co.	129	6,602

		22,272
Health Care Equipment & Supplies — 0.2%
ABIOMED Inc.(a)	68	22,103

Health Care Providers & Services — 10.3%
AmerisourceBergen Corp.	247	18,377
Anthem Inc.	410	107,678
Cardinal Health Inc.	486	21,676
Centene Corp.(a)	319	36,781
Chemed Corp.	24	6,799
Cigna Corp.	589	111,863
CVS Health Corp.	2,029	132,940
DaVita Inc.(a)	201	10,343
Encompass Health Corp.	153	9,440
HCA Healthcare Inc.	436	54,260
Humana Inc.	218	62,453
MEDNAX Inc.(a)	143	4,719
Molina Healthcare Inc.(a)	96	11,157
Premier Inc., Class A(a)	80	2,988
Quest Diagnostics Inc.	213	17,736
UnitedHealth Group Inc.	1,510	376,171
Universal Health Services Inc., Class B	130	15,153
WellCare Health Plans Inc.(a)	78	18,415

		1,018,949
Health Care Technology — 0.3%
athenahealth Inc.(a)	62	8,180
Cerner Corp.(a)	496	26,010

		34,190
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Corp.(a)	929	6,308
Chipotle Mexican Grill Inc.(a)	38	16,408
Choice Hotels International Inc.	54	3,865
Darden Restaurants Inc.	193	19,273
Domino’s Pizza Inc.	66	16,367
Extended Stay America Inc.	290	4,495

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Inc.(a)	151	$3,985
Six Flags Entertainment Corp.	111	6,175
Wendy’s Co. (The)	299	4,668

		81,544
Household Durables — 0.7%
DR Horton Inc.	550	19,063
Lennar Corp., Class A	446	17,461
Lennar Corp., Class B	28	877
NVR Inc.(a)	5	12,185
PulteGroup Inc.	406	10,552
Toll Brothers Inc.	215	7,080

		67,218
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	471	18,652
Vistra Energy Corp.(a)	641	14,672

		33,324
Insurance — 3.5%
Allstate Corp. (The)	491	40,571
American Financial Group Inc./OH	102	9,234
American National Insurance Co.	12	1,527
Arch Capital Group Ltd.(a)	547	14,616
Athene Holding Ltd., Class A(a)	224	8,922
Brighthouse Financial Inc.(a)	170	5,182
Brown & Brown Inc.	327	9,012
Cincinnati Financial Corp.	216	16,723
CNA Financial Corp.	44	1,943
Erie Indemnity Co., Class A, NVS	35	4,666
Fidelity National Financial Inc.	369	11,601
First American Financial Corp.	132	5,892
Hartford Financial Services Group Inc. (The)	505	22,447
Lincoln National Corp.	309	15,855
Loews Corp.	391	17,798
Mercury General Corp.	35	1,810
Old Republic International Corp.	399	8,207
Principal Financial Group Inc.	397	17,535
Progressive Corp. (The)	824	49,712
Torchmark Corp.	150	11,180
Travelers Companies Inc. (The)	384	45,984
Unum Group	291	8,550
White Mountains Insurance Group Ltd.	5	4,288
WR Berkley Corp.	134	9,904

		343,159
Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	74	2,326
Zillow Group Inc., Class C, NVS(a)	171	5,400

		7,726
Internet & Direct Marketing Retail — 0.2%
GrubHub Inc.(a)	141	10,830
Wayfair Inc., Class A(a)	89	8,017

		18,847
IT Services — 2.1%
Black Knight Inc.(a)	202	9,102
Booz Allen Hamilton Holding Corp.	217	9,780
Broadridge Financial Solutions Inc.	185	17,806
CoreLogic Inc.(a)	126	4,211
Fiserv Inc.(a)	637	46,813
Jack Henry & Associates Inc.	120	15,183
Leidos Holdings Inc.	224	11,809

232

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Paychex Inc.	507	$33,031
Square Inc., Class A(a)	462	25,914
Switch Inc., Class A	56	392
Worldpay Inc., Class A(a)	472	36,075

		210,116
Machinery — 0.1%
Trinity Industries Inc.	234	4,818

Marine — 0.1%
Kirby Corp.(a)	90	6,062

Media — 4.0%
Cable One Inc.	7	5,741
CBS Corp., Class B, NVS	515	22,516
Charter Communications Inc., Class A(a)	276	78,652
Comcast Corp., Class A	7,217	245,739
DISH Network Corp., Class A(a)	347	8,664
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	136	5,005
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	264	9,763
Sirius XM Holdings Inc.	1,998	11,408
Tribune Media Co., Class A	133	6,035

		393,523
Metals & Mining — 0.4%
Nucor Corp.	496	25,698
Reliance Steel & Aluminum Co.	111	7,900
Steel Dynamics Inc.	356	10,694

		44,292
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	729	12,787
Annaly Capital Management Inc.	1,866	18,324
Chimera Investment Corp.	263	4,687
MFA Financial Inc.	631	4,215
New Residential Investment Corp.	511	7,261
Starwood Property Trust Inc.	370	7,293
Two Harbors Investment Corp.	347	4,455

		59,022
Multi-Utilities — 3.3%
Ameren Corp.	381	24,853
CenterPoint Energy Inc.	791	22,330
CMS Energy Corp.	448	22,243
Consolidated Edison Inc.	494	37,771
Dominion Energy Inc.	1,025	73,247
DTE Energy Co.	286	31,546
MDU Resources Group Inc.	307	7,319
NiSource Inc.	567	14,373
Public Service Enterprise Group Inc.	795	41,380
SCANA Corp.	223	10,655
Vectren Corp.	129	9,285
WEC Energy Group Inc.	500	34,630

		329,632
Multiline Retail — 1.8%
Dollar General Corp.	423	45,718
Dollar Tree Inc.(a)	367	33,147
Kohl’s Corp.	267	17,713
Macy’s Inc.	488	14,533
Nordstrom Inc.	181	8,436
Target Corp.	844	55,780

		175,327

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.0%
Antero Resources Corp.(a)	405	$3,803
Cabot Oil & Gas Corp.	681	15,220
Centennial Resource Development Inc./DE, Class A(a)	275	3,030
Cheniere Energy Inc.(a)	368	21,782
Chesapeake Energy Corp.(a)	1,397	2,934
Cimarex Energy Co.	145	8,939
CNX Resources Corp.(a)	327	3,734
Concho Resources Inc.(a)	307	31,556
Continental Resources Inc./OK(a)	136	5,466
Diamondback Energy Inc.	248	22,990
EOG Resources Inc.	913	79,623
EQT Corp.	410	7,745
Equitrans Midstream Corp.(a)	328	6,567
Extraction Oil & Gas Inc.(a)	158	678
HollyFrontier Corp.	259	13,240
Kinder Morgan Inc./DE	3,002	46,171
Marathon Petroleum Corp.	1,060	62,551
Newfield Exploration Co.(a)	325	4,764
ONEOK Inc.	646	34,852
Parsley Energy Inc., Class A(a)	431	6,887
PBF Energy Inc., Class A	185	6,044
Pioneer Natural Resources Co.	267	35,116
QEP Resources Inc.(a)	349	1,965
Range Resources Corp.	329	3,148
SM Energy Co.	191	2,957
Targa Resources Corp.	355	12,787
Whiting Petroleum Corp.(a)	139	3,154
Williams Companies Inc. (The)	1,917	42,270
WPX Energy Inc.(a)	647	7,343

		497,316
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals PLC(a)	91	11,280

Professional Services — 0.2%
CoStar Group Inc.(a)	57	19,228

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	55	5,369
Realogy Holdings Corp.	174	2,554

		7,923
Road & Rail — 3.5%
AMERCO	12	3,937
CSX Corp.	1,279	79,464
JB Hunt Transport Services Inc.	136	12,653
Knight-Swift Transportation Holdings Inc.	201	5,039
Landstar System Inc.	64	6,123
Norfolk Southern Corp.	430	64,302
Old Dominion Freight Line Inc.	103	12,720
Schneider National Inc., Class B	74	1,382
Union Pacific Corp.	1,169	161,591

		347,211
Software — 1.3%
2U Inc.(a)	86	4,276
Intuit Inc.	385	75,787
Paycom Software Inc.(a)	78	9,551
RealPage Inc.(a)	112	5,397
RingCentral Inc., Class A(a)	105	8,656
Tyler Technologies Inc.(a)	59	10,964
Ultimate Software Group Inc. (The)(a)	48	11,754

		126,385

233

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 7.0%
Advance Auto Parts Inc.	113	$17,793
AutoNation Inc.(a)	86	3,070
AutoZone Inc.(a)	41	34,372
Best Buy Co. Inc.	384	20,337
Burlington Stores Inc.(a)	104	16,918
CarMax Inc.(a)	278	17,439
Dick’s Sporting Goods Inc.	116	3,619
Floor & Decor Holdings Inc., Class A(a)	75	1,942
Home Depot Inc. (The)	1,821	312,884
L Brands Inc.	362	9,293
Lowe’s Companies Inc.	1,290	119,144
Michaels Companies Inc. (The)(a)	170	2,302
O’Reilly Automotive Inc.(a)	125	43,041
Ross Stores Inc.	583	48,506
Tractor Supply Co.	190	15,854
Ulta Salon Cosmetics & Fragrance Inc.(a)	89	21,791
Urban Outfitters Inc.(a)	112	3,718
Williams-Sonoma Inc.	129	6,508

		698,531
Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	70	5,713

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	673	6,333
TFS Financial Corp.	76	1,226

		7,559
Tobacco — 1.5%
Altria Group Inc.	2,991	147,726

Trading Companies & Distributors — 0.6%
Fastenal Co.	456	23,844
HD Supply Holdings Inc.(a)	288	10,806
MSC Industrial Direct Co. Inc., Class A	69	5,308
United Rentals Inc.(a)	128	13,124
Watsco Inc.	51	7,096

		60,178

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	123	$4,497

Water Utilities — 0.4%
American Water Works Co. Inc.	282	25,597
Aqua America Inc.	278	9,505

		35,102
Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	1,024	5,960
Telephone & Data Systems Inc.	152	4,946
T-Mobile U.S. Inc.(a)	486	30,914
U.S. Cellular Corp.(a)	26	1,351

		43,171

Total Common Stocks — 99.7% (Cost: $10,763,487)		9,900,752

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	14,334	14,334

Total Short-Term Investments — 0.2% (Cost: $14,334)		14,334

Total Investments in Securities — 99.9% (Cost: $10,777,821)		9,915,086

Other Assets, Less Liabilities — 0.1%		12,112

Net Assets — 100.0%		$9,927,198

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,423	7,911	(a)	—	14,334	$14,334	$217	$—	$—
PNC Financial Services Group Inc. (The) (b)	600	171		(112)	659	77,044	1,543	998	(22,081)

						$91,378	$1,760	$998	$(22,081)

(a)	Net of purchases and sales.
(b)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

234

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,900,752	$—	$—	$9,900,752
Money Market Funds	14,334	—	—	14,334

	$9,915,086	$—	$—	$9,915,086

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

235

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Arconic Inc.	1,383,602	$23,327,530
Curtiss-Wright Corp.	131,417	13,420,304
General Dynamics Corp.	451,899	71,043,042
Hexcel Corp.	209,134	11,991,744
Huntington Ingalls Industries Inc.	17,907	3,407,881
L3 Technologies Inc.	248,374	43,132,629
Lockheed Martin Corp.	69,379	18,166,197
Teledyne Technologies Inc.(a)	112,835	23,364,744
Textron Inc.	640,165	29,441,188
United Technologies Corp.	2,572,884	273,960,688

		511,255,947

Airlines — 0.7%
Alaska Air Group Inc.	384,723	23,410,395
American Airlines Group Inc.	1,311,882	42,124,531
Copa Holdings SA, Class A, NVS	98,802	7,776,706
Delta Air Lines Inc.	1,518,047	75,750,545
JetBlue Airways Corp.(a)	958,718	15,397,011
Southwest Airlines Co.	469,652	21,829,425
United Continental Holdings Inc.(a)	776,658	65,029,574

		251,318,187

Auto Components — 0.2%
Adient PLC	315,734	4,754,954
Aptiv PLC	115,897	7,135,778
BorgWarner Inc.	669,482	23,257,805
Garrett Motion Inc.(a)	58,465	721,458
Gentex Corp.	258,578	5,225,861
Goodyear Tire & Rubber Co. (The)	738,145	15,065,539
Lear Corp.	180,896	22,224,883
Visteon Corp.(a)(b)	27,831	1,677,653

		80,063,931

Automobiles — 0.7%
Ford Motor Co.	12,377,947	94,691,295
General Motors Co.	4,155,733	139,009,269
Harley-Davidson Inc.	513,086	17,506,494
Thor Industries Inc.	20,338	1,057,576

		252,264,634

Banks — 10.7%
Associated Banc-Corp	512,858	10,149,460
Bank of America Corp.	29,057,333	715,972,685
Bank of Hawaii Corp.	125,394	8,441,524
Bank OZK(b)	399,227	9,114,352
BankUnited Inc.	314,029	9,402,028
BB&T Corp.	2,441,256	105,755,210
BOK Financial Corp.	86,706	6,358,151
CIT Group Inc.	331,911	12,702,234
Citigroup Inc.	7,759,406	403,954,676
Citizens Financial Group Inc.	1,480,557	44,016,960
Comerica Inc.	480,032	32,973,398
Commerce Bancshares Inc.	320,313	18,056,044
Cullen/Frost Bankers Inc.	184,558	16,230,031
East West Bancorp. Inc.	429,385	18,691,129
F.N.B. Corp.	1,054,437	10,375,660
Fifth Third Bancorp	2,074,850	48,821,221
First Citizens BancShares Inc./NC, Class A	24,148	9,105,003
First Hawaiian Inc.	351,834	7,919,783
First Horizon National Corp.	1,048,584	13,799,366
First Republic Bank/CA	517,039	44,930,689

Security	Shares	Value

Banks (continued)
Huntington Bancshares Inc./OH	3,338,481	$39,794,694
JPMorgan Chase & Co.	10,511,460	1,026,128,725
KeyCorp	3,258,947	48,167,237
M&T Bank Corp.	443,696	63,506,209
PacWest Bancorp	397,236	13,220,014
People’s United Financial Inc.	1,188,154	17,145,062
Pinnacle Financial Partners Inc.	134,241	6,188,510
PNC Financial Services Group Inc. (The)	1,472,598	172,161,432
Popular Inc.	309,331	14,606,610
Prosperity Bancshares Inc.	215,876	13,449,075
Regions Financial Corp.	3,270,877	43,764,334
Signature Bank/New York NY	66,933	6,881,382
Sterling Bancorp./DE	724,916	11,968,363
SunTrust Banks Inc.	1,422,644	71,758,163
SVB Financial Group(a)	36,663	6,963,037
Synovus Financial Corp.	357,097	11,423,533
TCF Financial Corp.	537,960	10,484,840
Texas Capital Bancshares Inc.(a)	64,182	3,279,058
U.S. Bancorp	4,802,887	219,491,936
Umpqua Holdings Corp.	713,517	11,344,920
Webster Financial Corp.	295,224	14,551,591
Wells Fargo & Co.	13,477,052	621,022,556
Western Alliance Bancorp (a)(b)	132,352	5,226,581
Wintrust Financial Corp.	181,463	12,065,475
Zions Bancorp. N.A	592,641	24,144,194

		4,035,507,135

Beverages — 0.6%
Coca-Cola Co. (The)	2,719,337	128,760,607
Molson Coors Brewing Co., Class B	553,825	31,102,812
PepsiCo Inc.	507,391	56,056,558

		215,919,977

Biotechnology — 0.4%
Agios Pharmaceuticals Inc.(a)	58	2,674
Alexion Pharmaceuticals Inc.(a)	118,330	11,520,609
Alnylam Pharmaceuticals Inc.(a)(b)	27,032	1,970,903
Amgen Inc.	118,273	23,024,205
Biogen Inc.(a)(b)	34,279	10,315,237
Bluebird Bio Inc.(a)(b)	56,196	5,574,643
Gilead Sciences Inc.	1,046,429	65,454,134
United Therapeutics Corp.(a)	138,790	15,114,231

		132,976,636

Building Products — 0.4%
Allegion PLC	47,161	3,759,203
Fortune Brands Home & Security Inc.	269,272	10,229,643
Johnson Controls International PLC	2,933,790	86,986,874
Lennox International Inc.	8,458	1,851,118
Masco Corp.	296,571	8,671,736
Owens Corning	336,693	14,807,758
Resideo Technologies Inc.(a)	163,431	3,358,507
USG Corp.	265,442	11,323,756

		140,988,595

Capital Markets — 3.2%
Affiliated Managers Group Inc.	163,413	15,922,963
Ameriprise Financial Inc.	369,104	38,523,384
Bank of New York Mellon Corp. (The)	2,901,872	136,591,115
BGC Partners Inc., Class A	859,711	4,444,706
BlackRock Inc.(c)	384,849	151,176,384
Cboe Global Markets Inc.	22,018	2,154,021
CME Group Inc.	991,109	186,447,425

236

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
E*TRADE Financial Corp.	622,153	$27,300,074
Franklin Resources Inc.	949,967	28,176,021
Goldman Sachs Group Inc. (The)	1,106,343	184,814,598
Interactive Brokers Group Inc., Class A	26,904	1,470,304
Intercontinental Exchange Inc.	859,743	64,764,440
Invesco Ltd.	1,300,933	21,777,618
Lazard Ltd., Class A	24,017	886,467
Legg Mason Inc.	263,717	6,727,421
Morgan Stanley	3,848,319	152,585,848
Nasdaq Inc.	367,023	29,938,066
Northern Trust Corp.	464,188	38,801,475
Raymond James Financial Inc.	296,733	22,079,903
State Street Corp.	1,117,380	70,473,157
T Rowe Price Group Inc.	52,341	4,832,121

		1,189,887,511

Chemicals — 2.8%
Air Products & Chemicals Inc.	695,230	111,271,561
Albemarle Corp.	333,952	25,737,681
Ashland Global Holdings Inc.	201,634	14,307,949
Axalta Coating Systems Ltd.(a)(b)	408,809	9,574,307
Cabot Corp.	181,928	7,811,988
Celanese Corp.	151,946	13,670,582
CF Industries Holdings Inc.	725,349	31,559,935
DowDuPont Inc.	7,289,055	389,818,661
Eastman Chemical Co.	447,755	32,735,368
Ecolab Inc.	442,513	65,204,291
FMC Corp.	255,488	18,895,892
Huntsman Corp.	707,170	13,641,309
International Flavors & Fragrances Inc.	167,757	22,524,732
Linde PLC	715,359	111,624,618
LyondellBasell Industries NV, Class A	519,223	43,178,585
Mosaic Co. (The)	1,115,814	32,592,927
NewMarket Corp.	2,239	922,670
Olin Corp.	544,308	10,946,034
Platform Specialty Products Corp.(a)(b)	348,942	3,604,571
PPG Industries Inc.	718,488	73,451,028
RPM International Inc.	336,135	19,758,015
Scotts Miracle-Gro Co. (The)	63,906	3,927,663
Valvoline Inc.	616,251	11,924,457
Westlake Chemical Corp.	8,575	567,408
WR Grace & Co.	53,610	3,479,825

		1,072,732,057

Commercial Services & Supplies — 0.2%
ADT Inc.(b)	332,310	1,997,183
Clean Harbors Inc.(a)	169,381	8,358,952
KAR Auction Services Inc.	19,351	923,430
Republic Services Inc.	640,719	46,189,433
Stericycle Inc.(a)(b)	270,244	9,915,252
Waste Management Inc.	202,019	17,977,671

		85,361,921

Communications Equipment — 2.0%
ARRIS International PLC(a)	513,774	15,706,071
Cisco Systems Inc.	14,405,488	624,189,795
CommScope Holding Co. Inc.(a)(b)	620,183	10,164,799
EchoStar Corp., Class A(a)	160,727	5,901,896
Juniper Networks Inc.	1,085,710	29,216,456
Motorola Solutions Inc.	455,158	52,361,376

		737,540,393

Security	Shares	Value

Construction & Engineering — 0.2%
AECOM(a)(b)	488,514	$12,945,621
Arcosa Inc.(a)	166,636	4,614,151
Fluor Corp.	453,336	14,597,419
Jacobs Engineering Group Inc.	407,876	23,844,431
Quanta Services Inc.	320,841	9,657,314
Valmont Industries Inc.	65,925	7,314,379

		72,973,315

Construction Materials — 0.0%
Eagle Materials Inc.	12,105	738,768
Martin Marietta Materials Inc.	18,118	3,113,941
Vulcan Materials Co.	27,137	2,681,135

		6,533,844

Consumer Finance — 0.8%
Ally Financial Inc.	1,343,418	30,441,852
American Express Co.	714,621	68,117,674
Capital One Financial Corp.	1,395,232	105,465,587
Credit Acceptance Corp.(a)	3,706	1,414,803
Discover Financial Services	575,553	33,946,116
Navient Corp.	865,904	7,628,614
OneMain Holdings Inc.(a)	239,004	5,805,407
Santander Consumer USA Holdings Inc.	317,128	5,578,281
SLM Corp.(a)(b)	1,416,104	11,767,824
Synchrony Financial	1,535,063	36,012,578

		306,178,736

Containers & Packaging — 0.6%
AptarGroup Inc.	199,739	18,789,448
Ardagh Group SA	261	2,892
Ball Corp.	1,055,611	48,536,994
Bemis Co. Inc.	293,204	13,458,063
Berry Global Group Inc.(a)	215,289	10,232,686
Graphic Packaging Holding Co.	843,723	8,977,212
International Paper Co.	1,150,944	46,452,100
Owens-Illinois Inc.(a)	486,412	8,385,743
Sealed Air Corp.	217,145	7,565,332
Silgan Holdings Inc.	161,633	3,817,771
Sonoco Products Co.	316,822	16,832,753
Westrock Co.	791,501	29,887,078

		212,938,072

Distributors — 0.2%
Genuine Parts Co.	453,707	43,564,946
LKQ Corp.(a)(b)	849,405	20,156,381

		63,721,327

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	27,814	3,099,870
Graham Holdings Co., Class B	13,244	8,483,841
H&R Block Inc.	522,745	13,262,041
Service Corp. International/U.S	285,295	11,485,977

		36,331,729

Diversified Financial Services — 3.0%
AXA Equitable Holdings Inc.	644,823	10,723,406
Berkshire Hathaway Inc., Class B(a)(b)	5,377,996	1,098,079,223
Jefferies Financial Group Inc.	920,969	15,988,022
Voya Financial Inc.	454,827	18,256,756

		1,143,047,407

Diversified Telecommunication Services — 3.8%
AT&T Inc.	23,087,327	658,912,313
CenturyLink Inc.	3,034,648	45,974,917

237

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	13,138,973	$738,673,062

		1,443,560,292

Electric Utilities — 3.8%
Alliant Energy Corp.	745,764	31,508,529
American Electric Power Co. Inc.	1,564,733	116,948,144
Avangrid Inc.	183,957	9,214,406
Duke Energy Corp.	2,263,322	195,324,689
Edison International	1,006,289	57,127,027
Entergy Corp.	573,849	49,391,183
Evergy Inc.	831,464	47,202,211
Eversource Energy	1,003,025	65,236,746
Exelon Corp.	3,060,512	138,029,091
FirstEnergy Corp.	1,545,183	58,021,622
Hawaiian Electric Industries Inc.	350,646	12,840,657
NextEra Energy Inc.	1,515,602	263,441,940
OGE Energy Corp.	637,771	24,994,245
PG&E Corp.(a)	1,640,928	38,972,040
Pinnacle West Capital Corp.	356,085	30,338,442
PPL Corp.	2,285,753	64,755,382
Southern Co. (The)	3,267,468	143,507,195
Xcel Energy Inc.	1,612,161	79,431,172

		1,426,284,721

Electrical Equipment — 0.6%
Acuity Brands Inc.	128,197	14,736,245
AMETEK Inc.	585,324	39,626,435
Eaton Corp. PLC	1,385,607	95,135,777
Emerson Electric Co.	580,462	34,682,604
GrafTech International Ltd.	159,309	1,822,495
Hubbell Inc.	59,260	5,886,888
nVent Electric PLC	524,673	11,784,156
Regal Beloit Corp.	132,491	9,280,995
Sensata Technologies Holding PLC(a)(b)	230,679	10,343,646

		223,299,241

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.(a)	279,074	19,242,152
Avnet Inc.	346,824	12,520,346
Coherent Inc.(a)(b)	18,286	1,933,013
Corning Inc.	2,494,691	75,364,615
Dolby Laboratories Inc., Class A	202,644	12,531,505
FLIR Systems Inc.	394,190	17,163,033
Jabil Inc.	495,992	12,295,642
Keysight Technologies Inc.(a)	595,686	36,980,187
Littelfuse Inc.	10,668	1,829,349
National Instruments Corp.	57,340	2,602,089
Trimble Inc.(a)	797,019	26,229,895

		218,691,826

Energy Equipment & Services — 0.7%
Apergy Corp.(a)	233,837	6,332,306
Baker Hughes a GE Co.	1,623,825	34,912,238
Helmerich & Payne Inc.	341,361	16,364,846
Nabors Industries Ltd.	1,244,785	2,489,570
National Oilwell Varco Inc.	1,219,549	31,342,409
Patterson-UTI Energy Inc.	653,234	6,760,972
RPC Inc.	77,528	765,201
Schlumberger Ltd.	4,399,603	158,737,676
Transocean Ltd.(a)(b)	1,682,321	11,675,308
Weatherford International PLC(a)(b)	2,113,364	1,181,371

		270,561,897

Security	Shares	Value

Entertainment — 1.3%
Cinemark Holdings Inc.	347,329	$12,434,378
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	87,608	2,603,710
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	634,127	19,467,699
Lions Gate Entertainment Corp., Class A(b)	143,504	2,310,414
Lions Gate Entertainment Corp., Class B, NVS	307,419	4,574,395
Madison Square Garden Co. (The), Class A(a)	53,890	14,426,353
Take-Two Interactive Software Inc.(a)	148,154	15,250,973
Twenty-First Century Fox Inc., Class A, NVS	3,311,521	159,350,391
Twenty-First Century Fox Inc., Class B	1,548,562	73,990,292
Viacom Inc., Class A	23,271	647,166
Viacom Inc., Class B, NVS	1,127,583	28,978,883
Walt Disney Co. (The)	1,343,881	147,356,552
Zynga Inc., Class A(a)(b)	2,509,944	9,864,080

		491,255,286

Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities Inc.(b)	309,579	35,675,884
American Campus Communities Inc.	437,431	18,105,269
American Homes 4 Rent, Class A(b)	832,731	16,529,710
Apartment Investment & Management Co., Class A	482,997	21,193,908
Apple Hospitality REIT Inc.	707,812	10,093,399
AvalonBay Communities Inc.	437,400	76,129,470
Boston Properties Inc. (b)	489,112	55,049,556
Brandywine Realty Trust	580,854	7,475,591
Brixmor Property Group Inc.	974,589	14,316,712
Brookfield Property REIT Inc., Class A(b)	390,250	6,283,025
Camden Property Trust(b)	283,595	24,970,540
Colony Capital Inc.	1,374,158	6,431,059
Columbia Property Trust Inc.(b)	392,296	7,590,928
Corporate Office Properties Trust(b)	326,163	6,859,208
Crown Castle International Corp.	323,764	35,170,483
CubeSmart(b)	587,463	16,854,313
CyrusOne Inc.(b)	332,045	17,558,540
Digital Realty Trust Inc.(b)	651,205	69,385,893
Douglas Emmett Inc.(b)	509,156	17,377,494
Duke Realty Corp.	1,138,580	29,489,222
Empire State Realty Trust Inc., Class A	450,229	6,406,759
EPR Properties(b)	235,492	15,078,553
Equity Commonwealth	381,655	11,453,466
Equity Residential	1,137,174	75,064,856
Essex Property Trust Inc.	208,889	51,221,672
Extra Space Storage Inc.	47,456	4,293,819
Federal Realty Investment Trust(b)	232,766	27,475,699
Gaming and Leisure Properties Inc.	417,549	13,491,008
HCP Inc.	1,492,246	41,678,431
Healthcare Trust of America Inc., Class A(b)	656,697	16,621,001
Highwoods Properties Inc.	329,310	12,741,004
Hospitality Properties Trust	527,895	12,606,133
Host Hotels & Resorts Inc.(b)	2,329,798	38,837,733
Hudson Pacific Properties Inc.(b)	439,031	12,758,241
Invitation Homes Inc.(b)	958,933	19,255,375
Iron Mountain Inc.(b)	906,321	29,373,864
JBG SMITH Properties	340,784	11,862,691
Kilroy Realty Corp.(b)	311,275	19,572,972
Kimco Realty Corp.(b)	1,305,350	19,123,377
Lamar Advertising Co., Class A	24,727	1,710,614
Liberty Property Trust	472,507	19,788,593
Life Storage Inc.	140,000	13,018,600
Macerich Co. (The)	436,859	18,907,257

238

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Medical Properties Trust Inc.(b)	1,164,991	$18,733,055
Mid-America Apartment Communities Inc.	361,363	34,582,439
National Retail Properties Inc.(b)	502,292	24,366,185
Omega Healthcare Investors Inc.(b)	575,906	20,243,096
Outfront Media Inc.(b)	422,114	7,648,706
Paramount Group Inc.(b)	623,987	7,837,277
Park Hotels & Resorts Inc.(b)	623,622	16,201,700
Prologis Inc.	1,985,638	116,596,663
Rayonier Inc.(b)	419,294	11,610,251
Realty Income Corp.	934,583	58,916,112
Regency Centers Corp.	485,496	28,488,905
Retail Properties of America Inc., Class A	657,359	7,132,345
Retail Value Inc.	37,645	963,335
Senior Housing Properties Trust	771,223	9,038,734
Simon Property Group Inc.	82,012	13,777,196
SITE Centers Corp.	511,738	5,664,940
SL Green Realty Corp.(b)	258,146	20,414,186
Spirit Realty Capital Inc.	277,854	9,794,353
STORE Capital Corp.(b)	603,386	17,081,858
Sun Communities Inc.(b)	266,693	27,125,345
UDR Inc.	845,130	33,484,051
Uniti Group Inc.(a)(b)	542,642	8,448,936
Ventas Inc.	1,127,665	66,069,892
VEREIT Inc.(b)	3,103,518	22,190,154
VICI Properties Inc.	1,278,497	24,010,174
Vornado Realty Trust	548,817	34,043,118
Weingarten Realty Investors	390,511	9,688,578
Welltower Inc.	1,179,616	81,877,146
Weyerhaeuser Co.	2,364,314	51,683,904
WP Carey Inc.(b)	501,810	32,788,265

		1,805,382,821

Food & Staples Retailing — 1.9%
Casey’s General Stores Inc.	117,012	14,993,918
Kroger Co. (The)	2,518,790	69,266,725
U.S. Foods Holding Corp.(a)	650,051	20,567,613
Walgreens Boots Alliance Inc.	2,570,816	175,663,857
Walmart Inc.	4,530,778	422,041,971

		702,534,084

Food Products — 2.0%
Archer-Daniels-Midland Co.	1,769,570	72,499,283
Bunge Ltd.	449,999	24,047,947
Campbell Soup Co.	173,438	5,721,720
Conagra Brands Inc.	1,525,875	32,592,690
Flowers Foods Inc.	584,617	10,797,876
General Mills Inc.	1,782,796	69,422,076
Hain Celestial Group Inc. (The)(a)(b)	276,838	4,390,651
Hershey Co. (The)	39,897	4,276,160
Hormel Foods Corp.	864,734	36,906,847
Ingredion Inc.	226,360	20,689,304
JM Smucker Co. (The)	350,503	32,768,525
Kellogg Co.	397,814	22,679,376
Kraft Heinz Co. (The)	1,913,569	82,360,010
Lamb Weston Holdings Inc.	466,378	34,306,766
McCormick & Co. Inc./MD, NVS	363,343	50,591,879
Mondelez International Inc., Class A	4,531,064	181,378,492
Pilgrim’s Pride Corp.(a)	166,962	2,589,581
Post Holdings Inc.(a)(b)	82,928	7,391,373
Seaboard Corp.	720	2,547,367
TreeHouse Foods Inc.(a)(b)	178,504	9,051,938

Security	Shares	Value

Food Products (continued)
Tyson Foods Inc., Class A	922,921	$49,283,981

		756,293,842

Gas Utilities — 0.2%
Atmos Energy Corp.	347,158	32,188,490
National Fuel Gas Co.	262,841	13,452,202
UGI Corp.	550,750	29,382,513

		75,023,205

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	5,433,070	392,973,953
Baxter International Inc.	1,410,455	92,836,148
Becton Dickinson and Co.	764,244	172,199,458
Boston Scientific Corp.(a)	1,014,626	35,856,883
Cooper Companies Inc. (The)	129,706	33,010,177
Danaher Corp.	1,961,814	202,302,260
DENTSPLY SIRONA Inc.	697,465	25,952,673
Hill-Rom Holdings Inc.	73,263	6,487,439
Hologic Inc.(a)(b)	862,046	35,430,091
Integra LifeSciences Holdings Corp.(a)	43,755	1,973,350
Medtronic PLC	4,296,851	390,841,567
STERIS PLC	267,004	28,529,377
Teleflex Inc.(b)	117,525	30,377,862
West Pharmaceutical Services Inc.	180,782	17,722,059
Zimmer Biomet Holdings Inc.	645,041	66,903,653

		1,533,396,950

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	286,044	7,354,191
Anthem Inc.	825,917	216,910,582
Cardinal Health Inc.	943,202	42,066,809
Centene Corp.(a)	74,213	8,556,759
Cigna Corp.	849,110	161,262,971
CVS Health Corp.	3,767,298	246,833,365
DaVita Inc.(a)	202,518	10,421,576
HCA Healthcare Inc.	247,544	30,806,851
Henry Schein Inc.(a)(b)	407,193	31,972,794
Humana Inc.	23,208	6,648,628
Laboratory Corp. of America Holdings(a)	299,774	37,879,443
McKesson Corp.	541,569	59,827,127
MEDNAX Inc.(a)	273,794	9,035,202
Molina Healthcare Inc.(a)(b)	29,652	3,446,156
Premier Inc., Class A(a)(b)	110,274	4,118,734
Quest Diagnostics Inc.	432,192	35,988,628
Universal Health Services Inc., Class B(b)	265,922	30,995,868
WellCare Health Plans Inc.(a)	9,173	2,165,654

		946,291,338

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	559,314	29,330,426

Hotels, Restaurants & Leisure — 1.9%
Aramark	781,316	22,634,725
Caesars Entertainment Corp.(a)(b)	1,788,240	12,142,150
Carnival Corp.	1,268,103	62,517,478
Darden Restaurants Inc.	197,654	19,737,728
Extended Stay America Inc.	238,161	3,691,495
Hyatt Hotels Corp., Class A	128,032	8,654,963
International Game Technology PLC	292,731	4,282,655
Las Vegas Sands Corp.	446,805	23,256,200
McDonald’s Corp.	1,987,697	352,955,356
MGM Resorts International	1,416,607	34,366,886
Norwegian Cruise Line Holdings Ltd.(a)	700,452	29,692,160

239

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	527,138	$51,548,825
Yum China Holdings Inc.	1,052,824	35,301,189
Yum! Brands Inc.	701,174	64,451,914

		725,233,724

Household Durables — 0.4%
DR Horton Inc.	458,892	15,905,197
Garmin Ltd.	364,753	23,096,160
Leggett & Platt Inc.	423,082	15,163,259
Lennar Corp., Class A	413,551	16,190,522
Lennar Corp., Class B	22,521	705,583
Mohawk Industries Inc.(a)(b)	197,306	23,076,910
Newell Brands Inc.	1,359,843	25,279,481
PulteGroup Inc.	542,419	14,097,470
Toll Brothers Inc.	206,321	6,794,150
Whirlpool Corp.	195,937	20,939,787

		161,248,519

Household Products — 2.4%
Church & Dwight Co. Inc.	122,617	8,063,294
Clorox Co. (The)	50,813	7,832,316
Colgate-Palmolive Co.	2,201,201	131,015,484
Energizer Holdings Inc.	79,215	3,576,557
Kimberly-Clark Corp.	146,057	16,641,735
Procter & Gamble Co. (The)	7,911,383	727,214,325
Spectrum Brands Holdings Inc.	77,625	3,279,656

		897,623,367

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	2,108,855	30,494,043
NRG Energy Inc.(b)	915,894	36,269,402
Vistra Energy Corp.(a)	1,248,903	28,587,390

		95,350,835

Industrial Conglomerates — 1.2%
3M Co.	298,071	56,794,448
Carlisle Companies Inc.	187,228	18,820,159
General Electric Co.	27,366,156	207,161,801
Honeywell International Inc.	896,335	118,423,780
Roper Technologies Inc.	261,273	69,634,480

		470,834,668

Insurance — 4.2%
Aflac Inc.	2,423,551	110,416,984
Alleghany Corp.	40,639	25,331,101
Allstate Corp. (The)	1,097,855	90,715,759
American Financial Group Inc./OH	212,799	19,264,693
American International Group Inc.	2,414,889	95,170,776
American National Insurance Co.	26,069	3,317,020
Arch Capital Group Ltd.(a)(b)	1,039,700	27,780,784
Arthur J Gallagher & Co.	568,022	41,863,221
Aspen Insurance Holdings Ltd.	194,644	8,173,102
Assurant Inc.	160,737	14,376,317
Assured Guaranty Ltd.	323,899	12,398,854
Athene Holding Ltd., Class A(a)(b)	509,564	20,295,934
Axis Capital Holdings Ltd.	237,702	12,274,931
Brighthouse Financial Inc.(a)	390,142	11,891,528
Brown & Brown Inc.	682,384	18,806,503
Chubb Ltd.	1,455,103	187,970,206
Cincinnati Financial Corp.	487,496	37,741,940
CNA Financial Corp.	94,975	4,193,146
Erie Indemnity Co., Class A, NVS	18,261	2,434,374
Everest Re Group Ltd.	78,567	17,108,750
Fidelity National Financial Inc.	843,813	26,529,481

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	314,902	$14,057,225
Hanover Insurance Group Inc. (The)	137,059	16,004,379
Hartford Financial Services Group Inc. (The)	1,136,438	50,514,669
Lincoln National Corp.	674,297	34,598,179
Loews Corp.	882,843	40,187,013
Markel Corp.(a)(b)	39,588	41,094,323
Marsh & McLennan Companies Inc.	856,899	68,337,695
Mercury General Corp.	86,254	4,460,194
MetLife Inc.	2,679,796	110,032,424
Old Republic International Corp.	909,237	18,703,005
Principal Financial Group Inc.	880,194	38,878,169
Prudential Financial Inc.	1,309,552	106,793,966
Reinsurance Group of America Inc.	194,011	27,206,163
RenaissanceRe Holdings Ltd.	117,195	15,668,972
Torchmark Corp.	326,965	24,368,701
Travelers Companies Inc. (The)	675,308	80,868,133
Unum Group	660,381	19,401,994
White Mountains Insurance Group Ltd.(b)	9,908	8,497,993
Willis Towers Watson PLC	411,295	62,459,259
WR Berkley Corp.(b)	295,922	21,871,595

		1,592,059,455

Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	58,742	1,846,261
Zillow Group Inc., Class C, NVS(a)(b)	99,766	3,150,610

		4,996,871

Internet & Direct Marketing Retail — 0.2%
eBay Inc.(a)	2,248,028	63,102,146
Qurate Retail Inc.(a)(b)	1,310,034	25,571,864

		88,674,010

IT Services — 1.1%
Akamai Technologies Inc.(a)	27,086	1,654,413
Amdocs Ltd.	456,150	26,721,267
Booz Allen Hamilton Holding Corp.	17,692	797,379
Cognizant Technology Solutions Corp., Class A	186,405	11,832,989
Conduent Inc.(a)	633,706	6,736,295
CoreLogic Inc.(a)(b)	85,077	2,843,273
DXC Technology Co.	889,200	47,278,764
Euronet Worldwide Inc.(a)(b)	80,454	8,236,881
Fidelity National Information Services Inc.	946,127	97,025,324
Genpact Ltd.	312,798	8,442,418
International Business Machines Corp.	819,018	93,097,776
Leidos Holdings Inc.	443,282	23,369,827
Sabre Corp.	156,885	3,394,991
Western Union Co. (The)	1,038,264	17,712,784
Worldpay Inc., Class A(a)(b)	866,361	66,215,971

		415,360,352

Leisure Products — 0.1%
Brunswick Corp./DE	254,628	11,827,471
Hasbro Inc.	82,142	6,674,037
Mattel Inc.(a)	880,401	8,795,206

		27,296,714

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	1,007,802	67,986,323
Bio-Rad Laboratories Inc., Class A(a)	65,768	15,272,645
Bruker Corp.	188,620	5,615,217
Charles River Laboratories International Inc.(a)	45,151	5,110,190
IQVIA Holdings Inc.(a)	515,806	59,921,183
PerkinElmer Inc.(b)	351,134	27,581,576
QIAGEN NV(a)(b)	709,367	24,437,693

240

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	1,197,943	$268,087,664
Waters Corp.(a)(b)	15,849	2,989,914

		477,002,405

Machinery — 1.3%
AGCO Corp.	202,879	11,294,274
Caterpillar Inc.	145,285	18,461,365
Colfax Corp.(a)	251,080	5,247,572
Crane Co.	162,415	11,723,115
Cummins Inc.	300,807	40,199,847
Donaldson Co. Inc.	20,973	910,018
Dover Corp.	462,804	32,835,944
Flowserve Corp.	421,753	16,035,049
Fortive Corp.	79,941	5,408,808
Gardner Denver Holdings Inc.(a)(b)	285,360	5,835,612
Gates Industrial Corp. PLC(a)(b)	111,092	1,470,858
IDEX Corp.	14,435	1,822,563
Ingersoll-Rand PLC	357,292	32,595,749
ITT Inc.	283,295	13,674,650
Middleby Corp. (The)(a)(b)	71,666	7,362,248
Nordson Corp.	8,896	1,061,738
Oshkosh Corp.	225,382	13,818,170
PACCAR Inc.	1,087,153	62,119,922
Parker-Hannifin Corp.	345,097	51,467,767
Pentair PLC	486,737	18,388,924
Snap-on Inc.	178,171	25,886,465
Stanley Black & Decker Inc.	479,042	57,360,489
Terex Corp.	217,565	5,998,267
Timken Co. (The)	226,293	8,445,255
Trinity Industries Inc.	471,184	9,701,678
Wabtec Corp.(b)	178,735	12,556,134
Xylem Inc./NY	254,951	17,010,331

		488,692,812

Marine — 0.0%
Kirby Corp.(a)	191,176	12,877,615

Media — 2.0%
Charter Communications Inc., Class A(a)(b)	163,555	46,608,268
Comcast Corp., Class A	14,509,700	494,055,285
Discovery Inc., Class A(a)(b)	497,991	12,320,297
Discovery Inc., Class C, NVS(a)	1,102,940	25,455,855
DISH Network Corp., Class A(a)	712,550	17,792,374
GCI Liberty Inc., Class A(a)	326,246	13,428,285
Interpublic Group of Companies Inc. (The)	1,103,800	22,771,394
John Wiley & Sons Inc., Class A	139,867	6,569,553
Liberty Broadband Corp., Class A(a)(b)	80,472	5,778,694
Liberty Broadband Corp., Class C, NVS(a)(b)	332,534	23,952,424
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	275,238	10,128,759
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	515,285	19,055,239
News Corp., Class A, NVS	1,236,873	14,038,509
News Corp., Class B	361,550	4,175,903
Omnicom Group Inc.	234,822	17,198,363
Tribune Media Co., Class A	282,201	12,806,282

		746,135,484

Metals & Mining — 0.6%
Alcoa Corp.(a)(b)	603,099	16,030,371
Freeport-McMoRan Inc.	4,580,337	47,223,275
Newmont Mining Corp.	1,694,620	58,718,583
Nucor Corp.	992,868	51,440,491

Security	Shares	Value

Metals & Mining (continued)
Reliance Steel & Aluminum Co.	216,061	$15,377,061
Royal Gold Inc.	125,708	10,766,890
Steel Dynamics Inc.	587,348	17,643,934
U.S. Steel Corp.	575,169	10,491,083

		227,691,688

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.(b)	1,646,203	28,874,401
Annaly Capital Management Inc.(b)	4,138,663	40,641,671
Chimera Investment Corp.(b)	606,630	10,810,147
MFA Financial Inc.	1,456,230	9,727,616
New Residential Investment Corp.(b)	1,165,057	16,555,460
Starwood Property Trust Inc.(b)	844,950	16,653,964
Two Harbors Investment Corp.	796,300	10,224,492

		133,487,751

Multi-Utilities — 2.0%
Ameren Corp.	771,690	50,337,339
CenterPoint Energy Inc.	1,586,398	44,784,016
CMS Energy Corp.	895,451	44,459,142
Consolidated Edison Inc.	986,712	75,443,999
Dominion Energy Inc.	2,067,221	147,723,613
DTE Energy Co.	572,822	63,182,267
MDU Resources Group Inc.	625,872	14,920,788
NiSource Inc.	1,156,347	29,313,396
Public Service Enterprise Group Inc.	1,598,923	83,223,942
SCANA Corp.	455,997	21,787,537
Sempra Energy	867,692	93,875,597
Vectren Corp.	267,473	19,252,707
WEC Energy Group Inc.	999,810	69,246,841

		757,551,184

Multiline Retail — 0.6%
Dollar Tree Inc.(a)	616,755	55,705,312
Kohl’s Corp.	532,828	35,347,809
Macy’s Inc.	976,818	29,089,640
Target Corp.	1,670,959	110,433,680

		230,576,441

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	1,060,178	46,478,203
Antero Resources Corp.(a)(b)	354,622	3,329,901
Apache Corp.	1,144,515	30,043,519
Cabot Oil & Gas Corp.	352,335	7,874,687
Centennial Resource Development Inc./DE, Class A(a)(b)	547,980	6,038,740
Cheniere Energy Inc.(a)	217,833	12,893,535
Chesapeake Energy Corp.(a)(b)	3,016,217	6,334,056
Chevron Corp.	6,049,926	658,171,449
Cimarex Energy Co.	264,844	16,327,633
CNX Resources Corp.(a)	624,859	7,135,890
Concho Resources Inc.(a)(b)	535,933	55,088,553
ConocoPhillips	3,657,551	228,048,305
Continental Resources Inc./OK(a)(b)	151,672	6,095,698
Devon Energy Corp.	1,478,514	33,325,705
Diamondback Energy Inc.	414,346	38,409,874
EOG Resources Inc.	1,627,210	141,908,984
EQT Corp.	798,927	15,091,731
Equitrans Midstream Corp.(a)	677,546	13,564,471
Extraction Oil & Gas Inc.(a)	262,698	1,126,974
Exxon Mobil Corp.	13,456,876	917,624,374
Hess Corp.	828,562	33,556,761
HollyFrontier Corp.	502,355	25,680,388

241

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc./DE	6,016,197	$92,529,110
Kosmos Energy Ltd.(a)	602,961	2,454,051
Marathon Oil Corp.	2,622,691	37,609,389
Marathon Petroleum Corp.	2,126,197	125,466,885
Murphy Oil Corp.	531,011	12,420,347
Newfield Exploration Co.(a)	424,904	6,229,093
Noble Energy Inc.	1,538,976	28,871,190
Occidental Petroleum Corp.	2,397,471	147,156,770
ONEOK Inc.	764,406	41,239,704
Parsley Energy Inc., Class A(a)(b)	274,414	4,385,136
PBF Energy Inc., Class A	366,282	11,966,433
Phillips 66	1,320,096	113,726,270
Pioneer Natural Resources Co.	242,853	31,940,026
QEP Resources Inc.(a)(b)	744,119	4,189,390
Range Resources Corp.(b)	698,655	6,686,128
SM Energy Co.	349,853	5,415,724
Targa Resources Corp.	713,329	25,694,111
Valero Energy Corp.	1,343,943	100,755,407
Whiting Petroleum Corp.(a)	298,667	6,776,754
Williams Companies Inc. (The)	3,858,901	85,088,767
WPX Energy Inc.(a)	1,284,319	14,577,021

		3,209,327,137

Paper & Forest Products — 0.0%
Domtar Corp.	206,776	7,264,041

Personal Products — 0.1%
Coty Inc., Class A	1,520,462	9,974,231
Herbalife Nutrition Ltd.(a)(b)	285,480	16,829,046
Nu Skin Enterprises Inc., Class A	120,050	7,362,666

		34,165,943

Pharmaceuticals — 7.4%
Allergan PLC	1,075,188	143,709,628
Bristol-Myers Squibb Co.	2,428,821	126,250,116
Catalent Inc.(a)	343,036	10,695,863
Elanco Animal Health Inc.(a)	121,900	3,843,507
Eli Lilly & Co.	1,145,845	132,597,183
Jazz Pharmaceuticals PLC(a)(b)	14,818	1,836,839
Johnson & Johnson	6,992,694	902,407,161
Merck & Co. Inc.	7,713,075	589,356,061
Mylan NV(a)	1,633,213	44,750,036
Perrigo Co. PLC	407,608	15,794,810
Pfizer Inc.	18,428,282	804,394,509

		2,775,635,713

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	63,845	9,113,235
Equifax Inc.	278,170	25,905,972
IHS Markit Ltd.(a)(b)	1,210,132	58,050,032
ManpowerGroup Inc.	193,737	12,554,158
Nielsen Holdings PLC	1,140,819	26,615,307

		132,238,704

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	529,021	21,182,001
Howard Hughes Corp. (The)(a)(b)	72,933	7,119,719
Jones Lang LaSalle Inc.	145,612	18,434,479
Realogy Holdings Corp.(b)	365,360	5,363,485

		52,099,684

Road & Rail — 0.8%
AMERCO	22,899	7,513,391
CSX Corp.	1,352,792	84,048,967

Security	Shares	Value

Road & Rail (continued)
Genesee & Wyoming Inc., Class A(a)(b)	143,073	$10,590,263
Kansas City Southern	325,543	31,073,079
Knight-Swift Transportation Holdings Inc.	391,555	9,816,284
Norfolk Southern Corp.	863,521	129,130,930
Ryder System Inc.	171,658	8,265,333
Schneider National Inc., Class B	124,586	2,326,021
Union Pacific Corp.	192,596	26,622,545

		309,386,813

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	985,474	84,583,234
Broadcom Inc.	524,122	133,273,742
Cypress Semiconductor Corp.	350,089	4,453,132
First Solar Inc.(a)(b)	266,851	11,329,159
Intel Corp.	14,512,696	681,080,823
Marvell Technology Group Ltd.	1,281,722	20,751,079
Micron Technology Inc.(a)	776,120	24,626,288
NXP Semiconductors NV	1,032,483	75,660,354
Qorvo Inc.(a)	391,860	23,797,658
QUALCOMM Inc.	3,851,926	219,213,109
Skyworks Solutions Inc.	168,469	11,290,792
Teradyne Inc.	473,226	14,849,832

		1,304,909,202

Software — 1.5%
Aspen Technology Inc.(a)	7,662	629,663
Autodesk Inc.(a)	113,299	14,571,384
Elastic NV(a)	5,394	385,563
FireEye Inc.(a)(b)	220,320	3,571,387
LogMeIn Inc.	50,111	4,087,554
Microsoft Corp.	1,274,886	129,490,171
Nuance Communications Inc.(a)(b)	922,469	12,204,265
Oracle Corp.	7,307,524	329,934,709
Pluralsight Inc., Class A(a)(b)	17,146	403,788
SolarWinds Corp.(a)	26,744	369,870
SS&C Technologies Holdings Inc.	40,760	1,838,684
Symantec Corp.	2,011,817	38,013,282
Synopsys Inc.(a)(b)	425,751	35,865,264
Teradata Corp.(a)(b)	100,268	3,846,281

		575,211,865

Specialty Retail — 0.5%
Advance Auto Parts Inc.	153,193	24,121,770
AutoNation Inc.(a)(b)	163,799	5,847,624
AutoZone Inc.(a)	9,963	8,352,381
Best Buy Co. Inc.	554,525	29,367,644
CarMax Inc.(a)(b)	214,825	13,475,972
Dick’s Sporting Goods Inc.	231,583	7,225,390
Foot Locker Inc.	360,057	19,155,032
Gap Inc. (The)	630,763	16,248,455
L Brands Inc.	579,277	14,870,041
Michaels Companies Inc. (The)(a)(b)	261,849	3,545,436
Penske Automotive Group Inc.	120,907	4,874,970
Tiffany & Co.	316,593	25,488,903
Williams-Sonoma Inc.	194,685	9,821,858

		182,395,476

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies Inc., Class C(a)	440,450	21,524,785
Hewlett Packard Enterprise Co.	4,661,218	61,574,690
HP Inc.	5,023,086	102,772,339
NCR Corp.(a)(b)	50,505	1,165,655
Western Digital Corp.	916,612	33,887,146

242

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp.	656,386	$12,970,187

		233,894,802

Textiles, Apparel & Luxury Goods — 0.3%
Columbia Sportswear Co.	79,637	6,696,675
Michael Kors Holdings Ltd.(a)	211,594	8,023,644
PVH Corp.	245,942	22,860,309
Ralph Lauren Corp.	168,906	17,475,015
Skechers U.S.A. Inc., Class A(a)	204,316	4,676,793
Tapestry Inc.	739,711	24,965,246
Under Armour Inc., Class A(a)(b)	130,973	2,314,293
Under Armour Inc., Class C, NVS(a)(b)	133,123	2,152,599
VF Corp.	239,972	17,119,603

		106,284,177

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	1,541,453	14,505,073
TFS Financial Corp.	155,876	2,514,280

		17,019,353

Tobacco — 0.9%
Philip Morris International Inc.	4,932,694	329,306,651

Trading Companies & Distributors — 0.1%
Air Lease Corp.	294,615	8,900,319
HD Supply Holdings Inc.(a)	419,297	15,732,023
MSC Industrial Direct Co. Inc., Class A	81,903	6,299,979
Univar Inc.(a)	329,394	5,843,450
Watsco Inc.	17,215	2,395,295
WESCO International Inc.(a)	155,930	7,484,640

		46,655,706

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	260,212	9,513,351

Water Utilities — 0.2%
American Water Works Co. Inc.	574,222	52,122,131
Aqua America Inc.	571,627	19,543,927

		71,666,058

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	2,029,537	$11,811,906
Telephone & Data Systems Inc.	318,491	10,363,697
T-Mobile U.S. Inc.(a)(b)	341,987	21,753,793
U.S. Cellular Corp.(a)	35,796	1,860,318

		45,789,714

Total Common Stocks — 99.6% (Cost: $37,331,434,429)		37,464,905,568

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	480,629,394	480,677,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	97,662,281	97,662,281

		578,339,738

Total Short-Term Investments — 1.5% (Cost: $578,316,326)		578,339,738

Total Investments in Securities — 101.1% (Cost: $37,909,750,755)		38,043,245,306

Other Assets, Less Liabilities — (1.1)%		(412,247,388)

Net Assets — 100.0%		$37,630,997,918

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	353,837,224	126,792,170	(a)	—	480,629,394	$480,677,457	$1,008,887	(b)	$(2,744)	$32,037
BlackRock Cash Funds: Treasury, SL Agency Shares	37,607,284	60,054,997	(a)	—	97,662,281	97,662,281	1,038,832		—	—
BlackRock Inc.	371,546	100,473		(87,170)	384,849	151,176,384	3,274,186		6,394,881	(58,357,542)
PNC Financial Services Group Inc. (The) (c)	1,421,666	389,888		(338,956)	1,472,598	172,161,432	3,511,433		9,948,459	(57,430,728)

						$901,677,554	$8,833,338		$16,340,596	$(115,756,233)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

243

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 1000 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	877	03/15/19	$109,853	$(824,204)
S&P MidCap 400 E-Mini	324	03/15/19	53,855	(190,322)

				$(1,014,526)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$37,464,905,568	$—	$—	$37,464,905,568
Money Market Funds	578,339,738	—	—	578,339,738

	$38,043,245,306	$—	$—	$38,043,245,306

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,014,526)	$—	$—	$(1,014,526)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

244

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
AAR Corp.	727,065	$27,148,607
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,614,525	56,879,716
Aerovironment Inc.(a)(b)	470,484	31,969,388
Astronics Corp.(a)(b)	474,032	14,434,274
Axon Enterprise Inc.(a)(b)	1,275,530	55,804,437
Cubic Corp.	565,167	30,372,075
Ducommun Inc.(a)	246,850	8,965,592
Engility Holdings Inc.(a)	390,667	11,118,383
Esterline Technologies Corp.(a)(b)	582,989	70,804,014
KeyW Holding Corp. (The)(a)(b)	1,036,336	6,933,088
Kratos Defense & Security Solutions Inc.(a)(b)	1,955,565	27,553,911
Maxar Technologies Ltd.	1,250,314	14,953,755
Mercury Systems Inc.(a)(b)	1,042,497	49,299,683
Moog Inc., Class A	714,370	55,349,388
National Presto Industries Inc.	110,828	12,958,010
Sparton Corp.(a)	214,472	3,901,246
Triumph Group Inc.(b)	1,032,400	11,872,600
Vectrus Inc.(a)	256,644	5,538,377
Wesco Aircraft Holdings Inc.(a)(b)	1,168,156	9,228,432

		505,084,976

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,317,220	30,045,788
Atlas Air Worldwide Holdings Inc.(a)(b)	518,142	21,860,411
Echo Global Logistics Inc.(a)(b)	626,024	12,727,068
Forward Air Corp.	655,727	35,966,626
Hub Group Inc., Class A(a)	728,947	27,022,065
Radiant Logistics Inc.(a)(b)	849,294	3,609,500

		131,231,458

Airlines — 0.5%
Allegiant Travel Co.	289,247	28,988,334
Hawaiian Holdings Inc.	1,085,031	28,655,669
Mesa Air Group Inc.(a)(b)	247,160	1,905,604
SkyWest Inc.	1,134,015	50,429,647
Spirit Airlines Inc.(a)(b)	1,528,694	88,541,956

		198,521,210

Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)(b)	2,477,103	27,495,843
Cooper Tire & Rubber Co.	1,131,886	36,593,874
Cooper-Standard Holdings Inc.(a)(b)	390,945	24,285,503
Dana Inc.	3,233,147	44,067,794
Dorman Products Inc.(a)(b)	598,930	53,915,679
Fox Factory Holding Corp.(a)(b)	797,061	46,922,981
Gentherm Inc.(a)(b)	770,917	30,821,262
LCI Industries	541,065	36,143,142
Modine Manufacturing Co.(a)(b)	1,101,452	11,906,696
Motorcar Parts of America Inc.(a)(b)	417,221	6,942,558
Shiloh Industries Inc.(a)(b)	360,634	2,102,496
Standard Motor Products Inc.	464,953	22,517,674
Stoneridge Inc.(a)(b)	609,795	15,031,447
Superior Industries International Inc.	561,295	2,699,829
Tenneco Inc., Class A	1,135,418	31,099,099
Tower International Inc.	446,904	10,636,315

		403,182,192

Automobiles — 0.0%
Winnebago Industries Inc.	684,578	16,573,633

Banks — 9.7%
1st Constitution Bancorp.(b)	162,837	3,245,341

Security	Shares	Value

Banks (continued)
1st Source Corp.	351,994	$14,199,438
Access National Corp.	337,703	7,203,205
ACNB Corp.	151,572	5,949,201
Allegiance Bancshares Inc.(a)(b)	261,495	8,464,593
Amalgamated Bank, Class A(b)	261,453	5,098,334
American National Bankshares Inc.	180,985	5,304,670
Ameris Bancorp	951,944	30,148,066
Ames National Corp.	201,613	5,125,002
Arrow Financial Corp.	269,392	8,625,932
Atlantic Capital Bancshares Inc.(a)(b)	566,309	9,270,478
Auburn National BanCorp. Inc.	52,480	1,661,517
Banc of California Inc.	971,621	12,932,276
BancFirst Corp.	400,077	19,963,842
Bancorp. Inc. (The)(a)	1,121,984	8,930,993
BancorpSouth Bank	2,117,431	55,349,646
Bank of Commerce Holdings	374,220	4,101,451
Bank of Marin Bancorp	301,982	12,453,738
Bank of NT Butterfield & Son Ltd. (The)	1,212,325	38,006,389
Bank of Princeton (The)(b)	127,774	3,564,895
Bankwell Financial Group Inc.	142,855	4,101,367
Banner Corp.	658,021	35,190,963
Bar Harbor Bankshares	349,972	7,849,872
Baycom Corp.(a)(b)	227,122	5,244,247
BCB Bancorp. Inc.	301,060	3,152,098
Berkshire Hills Bancorp. Inc.	900,498	24,286,431
Blue Hills Bancorp. Inc.	519,428	11,084,594
Boston Private Financial Holdings Inc.	1,737,895	18,369,550
Bridge Bancorp. Inc.	368,283	9,387,534
Brookline Bancorp. Inc.	1,784,874	24,666,959
Bryn Mawr Bank Corp.	442,551	15,223,754
Business First Bancshares Inc.(b)	215,261	5,215,774
Byline Bancorp Inc.(a)(b)	365,587	6,090,679
C&F Financial Corp.	73,651	3,918,970
Cadence BanCorp	1,628,275	27,322,455
Cambridge Bancorp(b)	81,935	6,821,089
Camden National Corp.	342,752	12,328,789
Capital Bancorp Inc/MD(a)(b)	140,359	1,601,496
Capital City Bank Group Inc.	262,977	6,103,696
Capstar Financial Holdings Inc.(b)	183,356	2,700,834
Carolina Financial Corp.(b)	463,499	13,714,935
Cathay General Bancorp	1,737,549	58,260,018
CB Financial Services Inc.(b)	103,679	2,569,166
CBTX Inc.	402,119	11,822,299
CenterState Bank Corp.	2,041,349	42,949,983
Central Pacific Financial Corp.	552,590	13,455,567
Central Valley Community Bancorp	255,768	4,826,342
Century Bancorp. Inc./MA, Class A, NVS	64,418	4,363,031
Chemical Financial Corp.	1,601,677	58,637,395
Chemung Financial Corp.	77,056	3,183,183
Citizens & Northern Corp.	277,242	7,327,506
City Holding Co.	353,065	23,863,663
Civista Bancshares Inc.	307,192	5,351,285
CNB Financial Corp./PA	320,712	7,360,340
Coastal Financial Corp/WA(a)(b)	139,081	2,118,204
Codorus Valley Bancorp. Inc.	213,178	4,530,033
Columbia Banking System Inc.	1,627,412	59,058,781
Community Bank System Inc.	1,153,758	67,264,091
Community Bankers Trust Corp.(a)(b)	464,103	3,350,824
Community Financial Corp. (The)	104,759	3,063,153
Community Trust Bancorp. Inc.	347,649	13,770,377

245

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
ConnectOne Bancorp. Inc.	675,494	$12,476,374
County Bancorp. Inc.	118,717	2,062,114
Customers Bancorp. Inc.(a)	662,241	12,052,786
CVB Financial Corp.	2,508,860	50,754,238
Eagle Bancorp. Inc.(a)(b)	714,048	34,781,278
Enterprise Bancorp. Inc./MA	218,555	7,028,729
Enterprise Financial Services Corp.	504,557	18,986,480
Equity Bancshares Inc., Class A(a)(b)	296,713	10,459,133
Esquire Financial Holdings Inc.(a)(b)	132,505	2,875,359
Evans Bancorp. Inc.	109,904	3,572,979
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	200,498	7,717,168
Farmers National Banc Corp.	559,429	7,127,125
FB Financial Corp.	360,141	12,612,138
Fidelity D&D Bancorp. Inc.(b)	62,014	3,980,059
Fidelity Southern Corp.	482,211	12,547,130
Financial Institutions Inc.	340,829	8,759,305
First Bancorp. Inc./ME	237,455	6,245,067
First BanCorp./Puerto Rico	4,948,975	42,561,185
First Bancorp./Southern Pines NC(b)	649,363	21,208,196
First Bancshares Inc. (The)(b)	274,858	8,314,455
First Bank/Hamilton NJ	362,234	4,390,276
First Busey Corp.	970,388	23,813,322
First Business Financial Services Inc.	190,086	3,708,578
First Choice Bancorp(b)	197,342	4,459,929
First Commonwealth Financial Corp.	2,208,371	26,677,122
First Community Bankshares Inc.	351,068	11,051,621
First Community Corp./SC	159,194	3,093,139
First Financial Bancorp	2,120,425	50,296,481
First Financial Bankshares Inc.	1,493,937	86,185,226
First Financial Corp./IN	264,402	10,615,740
First Financial Northwest Inc.	181,162	2,802,576
First Foundation Inc.(a)(b)	839,516	10,796,176
First Guaranty Bancshares Inc.	109,192	2,534,346
First Internet Bancorp	215,171	4,398,095
First Interstate BancSystem Inc., Class A(b)	750,149	27,425,447
First Merchants Corp.	1,102,211	37,772,771
First Mid-Illinois Bancshares Inc.	268,228	8,561,838
First Midwest Bancorp. Inc.	2,355,581	46,664,060
First Northwest Bancorp	220,607	3,271,602
First of Long Island Corp. (The)	545,255	10,877,837
First Savings Financial Group Inc.	40,451	2,101,025
First United Corp.	151,594	2,413,376
Flushing Financial Corp.	608,387	13,098,572
Franklin Financial Network Inc.(a)(b)	283,829	7,484,571
Fulton Financial Corp.	3,853,321	59,649,409
FVCBankcorp Inc.(a)	41,001	722,028
German American Bancorp. Inc.	474,185	13,168,117
Glacier Bancorp. Inc.	1,866,379	73,945,936
Great Southern Bancorp. Inc.	248,686	11,447,017
Great Western Bancorp. Inc.	1,324,500	41,390,625
Green Bancorp. Inc.	597,582	10,242,555
Guaranty Bancorp	584,980	12,138,335
Guaranty Bancshares Inc./TX	173,131	5,162,766
Hancock Whitney Corp.	1,906,310	66,053,641
Hanmi Financial Corp.	709,387	13,974,924
HarborOne Bancorp Inc.(a)(b)	322,234	5,120,298
Heartland Financial USA Inc.	658,693	28,949,557
Heritage Commerce Corp.	886,789	10,056,187
Heritage Financial Corp./WA	806,157	23,958,986
Hilltop Holdings Inc.	1,609,562	28,698,490

Security	Shares	Value

Banks (continued)
Home BancShares Inc./AR	3,547,755	$57,970,317
HomeTrust Bancshares Inc.	388,722	10,176,742
Hope Bancorp Inc.	2,827,390	33,532,845
Horizon Bancorp Inc./IN	821,740	12,967,057
Howard Bancorp. Inc.(a)(b)	290,102	4,148,459
IBERIABANK Corp.	1,241,780	79,821,618
Independent Bank Corp./MI	487,566	10,248,637
Independent Bank Corp./Rockland MA	602,584	42,367,681
Independent Bank Group Inc.(b)	471,909	21,599,275
International Bancshares Corp.	1,236,650	42,540,760
Investar Holding Corp.(b)	197,172	4,889,866
Investors Bancorp. Inc.	5,391,927	56,076,041
Lakeland Bancorp. Inc.	1,003,290	14,858,725
Lakeland Financial Corp.	541,598	21,750,576
LCNB Corp.	216,943	3,286,686
LegacyTexas Financial Group Inc.	1,068,390	34,284,635
Level One Bancorp. Inc.(b)	113,957	2,556,056
Live Oak Bancshares Inc.	564,915	8,366,391
Macatawa Bank Corp.	606,342	5,833,010
MB Financial Inc.	1,855,555	73,535,645
MBT Financial Corp.	385,071	3,581,160
Mercantile Bank Corp.	364,068	10,288,562
Metropolitan Bank Holding Corp.(a)(b)	144,692	4,463,748
Mid Penn Bancorp. Inc.	104,508	2,405,774
Middlefield Banc Corp.(b)	67,545	2,865,934
Midland States Bancorp. Inc.	468,162	10,458,739
MidSouth Bancorp. Inc.(b)	355,541	3,768,735
MidWestOne Financial Group Inc.	258,482	6,418,108
MutualFirst Financial Inc.	131,820	3,502,457
MVB Financial Corp.(b)	186,716	3,368,357
National Bank Holdings Corp., Class A	630,280	19,456,744
National Bankshares Inc.(b)	156,890	5,715,503
National Commerce Corp.(a)	392,869	14,143,284
NBT Bancorp. Inc.	976,992	33,794,153
Nicolet Bankshares Inc.(a)(b)	191,526	9,346,469
Northeast Bancorp	170,207	2,847,563
Northrim BanCorp. Inc.	157,446	5,175,250
Norwood Financial Corp.	136,412	4,501,596
Oak Valley Bancorp.(b)	153,888	2,816,150
OFG Bancorp	988,189	16,265,591
Ohio Valley Banc Corp.	98,582	3,488,817
Old Line Bancshares Inc.	347,754	9,152,885
Old National Bancorp./IN	3,454,460	53,198,684
Old Second Bancorp. Inc.(b)	667,754	8,680,802
Opus Bank	435,548	8,532,385
Origin Bancorp Inc.(b)	385,224	13,128,434
Orrstown Financial Services Inc.	161,502	2,940,951
Pacific City Financial Corp.(b)	258,693	4,048,545
Pacific Mercantile Bancorp.(a)(b)	373,564	2,670,983
Pacific Premier Bancorp. Inc.(a)(b)	1,021,734	26,074,652
Park National Corp.	300,690	25,543,616
Parke Bancorp. Inc.	157,364	2,945,067
Peapack Gladstone Financial Corp.	406,620	10,238,692
Penns Woods Bancorp. Inc.	99,038	3,985,289
Peoples Bancorp. Inc./OH	392,252	11,806,785
Peoples Bancorp. of North Carolina Inc.(b)	99,284	2,428,487
Peoples Financial Services Corp.	154,144	6,791,585
People’s Utah Bancorp	341,324	10,290,919
Preferred Bank/Los Angeles CA	314,654	13,640,251
Premier Financial Bancorp. Inc.	281,236	4,193,229

246

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
QCR Holdings Inc.	290,125	$9,310,111
RBB Bancorp	303,391	5,330,580
Reliant Bancorp Inc.(b)	224,176	5,165,015
Renasant Corp.	1,066,975	32,201,305
Republic Bancorp. Inc./KY, Class A	219,052	8,481,693
Republic First Bancorp. Inc.(a)(b)	1,048,517	6,259,646
S&T Bancorp. Inc.	789,186	29,862,798
Sandy Spring Bancorp. Inc.	762,746	23,904,460
SB One Bancorp(b)	158,632	3,242,438
Seacoast Banking Corp. of Florida(a)(b)	1,011,608	26,322,040
Select Bancorp. Inc.(a)(b)	342,390	4,238,788
ServisFirst Bancshares Inc.(b)	1,032,650	32,910,555
Shore Bancshares Inc.	297,352	4,323,498
Sierra Bancorp	312,992	7,521,198
Simmons First National Corp., Class A	2,068,556	49,914,256
SmartFinancial Inc.(a)(b)	252,238	4,608,388
South State Corp.	814,008	48,799,780
Southern First Bancshares Inc.(a)(b)	152,314	4,884,710
Southern National Bancorp. of Virginia Inc.	463,485	6,127,272
Southside Bancshares Inc.	730,262	23,185,819
Spirit of Texas Bancshares Inc.(a)(b)	202,606	4,615,365
State Bank Financial Corp.	846,698	18,280,210
Stock Yards Bancorp. Inc.	484,746	15,899,669
Summit Financial Group Inc.	254,121	4,907,077
Tompkins Financial Corp.	327,225	24,545,147
TowneBank/Portsmouth VA	1,462,789	35,033,797
TriCo Bancshares	568,022	19,193,463
TriState Capital Holdings Inc.(a)(b)	540,493	10,517,994
Triumph Bancorp. Inc.(a)(b)	531,846	15,795,826
Trustmark Corp.	1,535,809	43,663,050
UMB Financial Corp.	1,013,900	61,817,483
Union Bankshares Corp.	1,458,609	41,176,532
Union Bankshares Inc./Morrisville VT(b)	90,659	4,328,967
United Bankshares Inc./WV	2,220,609	69,083,146
United Community Banks Inc./GA	1,631,771	35,017,806
United Security Bancshares/Fresno CA	281,442	2,696,214
Unity Bancorp. Inc.	168,843	3,505,181
Univest Corp. of Pennsylvania	640,554	13,816,750
Valley National Bancorp	7,169,256	63,662,993
Veritex Holdings Inc.(a)(b)	513,711	10,983,141
Washington Trust Bancorp. Inc.	336,060	15,972,932
WesBanco Inc.	1,164,849	42,738,310
West Bancorp. Inc.	355,709	6,790,485
Westamerica Bancorp	590,669	32,888,450

		3,859,694,524

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	184,263	44,377,901
Castle Brands Inc.(a)(b)	2,298,077	1,954,514
Celsius Holdings Inc.(a)(b)	506,949	1,759,113
Coca-Cola Bottling Co. Consolidated	104,475	18,531,776
Craft Brew Alliance Inc.(a)(b)	299,796	4,290,081
MGP Ingredients Inc.(b)	293,565	16,747,883
National Beverage Corp.	261,242	18,749,338
Primo Water Corp.(a)(b)	722,152	10,117,350

		116,527,956

Biotechnology — 6.2%
Abeona Therapeutics Inc.(a)(b)	684,446	4,886,944
ACADIA Pharmaceuticals Inc.(a)(b)	2,184,245	35,319,242
Acceleron Pharma Inc.(a)(b)	856,096	37,282,981

Security	Shares	Value

Biotechnology (continued)
Achaogen Inc.(a)(b)	644,643	$792,911
Achillion Pharmaceuticals Inc.(a)(b)	3,131,899	4,979,719
Acorda Therapeutics Inc.(a)(b)	955,981	14,894,184
Adamas Pharmaceuticals Inc.(a)(b)	487,499	4,163,241
ADMA Biologics Inc.(a)(b)	419,616	1,002,882
Aduro Biotech Inc.(a)(b)	1,423,688	3,758,536
Adverum Biotechnologies Inc.(a)	1,208,213	3,805,871
Aeglea BioTherapeutics Inc.(a)(b)	361,785	2,709,770
Agenus Inc.(a)(b)	1,796,318	4,275,237
AgeX Therapeutics Inc.(a)(b)	199,565	596,699
Aimmune Therapeutics Inc.(a)(b)	968,034	23,155,373
Akebia Therapeutics Inc.(a)(b)	1,906,121	10,540,849
Albireo Pharma Inc.(a)(b)	202,141	4,958,519
Alder Biopharmaceuticals Inc.(a)(b)	1,288,121	13,203,240
Aldeyra Therapeutics Inc.(a)(b)	466,963	3,875,793
Allakos Inc.(a)(b)	185,624	9,702,566
Allena Pharmaceuticals Inc.(a)(b)	257,297	1,402,269
Allogene Therapeutics Inc.(a)(b)	471,728	12,703,635
AMAG Pharmaceuticals Inc.(a)(b)	758,084	11,515,296
Amicus Therapeutics Inc.(a)(b)	4,215,239	40,381,990
AnaptysBio Inc.(a)(b)	467,045	29,792,801
Apellis Pharmaceuticals Inc.(a)(b)	801,480	10,571,521
Aptinyx Inc.(a)(b)	290,836	4,810,427
Arbutus Biopharma Corp.(a)(b)	783,582	3,001,119
Arcus Biosciences Inc.(a)(b)	692,877	7,462,285
Ardelyx Inc.(a)(b)	785,612	1,406,245
Arena Pharmaceuticals Inc.(a)(b)	1,096,357	42,703,105
ArQule Inc.(a)(b)	2,388,076	6,614,971
Array BioPharma Inc.(a)(b)	4,588,754	65,389,745
Arrowhead Pharmaceuticals Inc.(a)(b)	1,928,319	23,949,722
Arsanis Inc.(a)(b)	106,784	247,739
Atara Biotherapeutics Inc.(a)(b)	931,390	32,356,489
Athenex Inc.(a)(b)	949,005	12,042,873
Athersys Inc.(a)(b)	2,527,029	3,638,922
Audentes Therapeutics Inc.(a)(b)	822,356	17,532,630
AVEO Pharmaceuticals Inc.(a)(b)	2,369,854	3,791,766
Avid Bioservices Inc.(a)(b)	1,124,636	4,611,008
Avrobio Inc.(a)(b)	132,922	2,213,151
Bellicum Pharmaceuticals Inc.(a)(b)	884,001	2,581,283
BioCryst Pharmaceuticals Inc.(a)(b)	2,405,841	19,415,137
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	628,326	23,235,495
BioSpecifics Technologies Corp.(a)(b)	123,759	7,499,795
BioTime Inc.(a)(b)	1,995,646	1,822,025
Blueprint Medicines Corp.(a)(b)	918,932	49,539,624
Calithera Biosciences Inc.(a)(b)	756,331	3,032,887
Calyxt Inc.(a)(b)	117,860	1,221,030
Cara Therapeutics Inc.(a)(b)	740,707	9,629,191
CareDx Inc.(a)(b)	776,273	19,515,503
CASI Pharmaceuticals Inc.(a)(b)	1,107,457	4,451,977
Catalyst Biosciences Inc.(a)(b)	263,728	2,080,814
Catalyst Pharmaceuticals Inc.(a)(b)	2,140,624	4,109,998
Celcuity Inc.(a)(b)	128,997	3,094,638
Cellular Biomedicine Group Inc.(a)(b)	257,499	4,547,432
ChemoCentryx Inc.(a)(b)	487,456	5,318,145
Chimerix Inc.(a)(b)	1,006,203	2,585,942
Clovis Oncology Inc.(a)(b)	1,053,427	18,919,549
Cohbar Inc.(a)(b)	495,234	1,540,178
Coherus Biosciences Inc.(a)(b)	1,144,328	10,356,168
Concert Pharmaceuticals Inc.(a)(b)	472,524	5,930,176
Constellation Pharmaceuticals Inc.(a)(b)	8,114	32,537

247

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,132,171	$6,611,879
Corvus Pharmaceuticals Inc.(a)(b)	307,753	1,129,454
Crinetics Pharmaceuticals Inc.(a)(b)	152,292	4,567,237
CTI BioPharma Corp.(a)(b)	1,133,653	831,648
Cue Biopharma Inc.(a)(b)	392,297	1,843,796
Cytokinetics Inc.(a)(b)	1,020,395	6,448,896
CytomX Therapeutics Inc.(a)(b)	981,028	14,813,523
Deciphera Pharmaceuticals Inc.(a)(b)	186,342	3,911,319
Denali Therapeutics Inc.(a)(b)	999,205	20,643,575
Dicerna Pharmaceuticals Inc.(a)(b)	1,188,937	12,709,737
Dynavax Technologies Corp.(a)(b)	1,383,619	12,660,114
Eagle Pharmaceuticals Inc./DE(a)(b)	238,797	9,621,131
Editas Medicine Inc.(a)(b)	1,022,285	23,256,984
Eidos Therapeutics Inc.(a)(b)	158,596	2,182,281
Emergent BioSolutions Inc.(a)	1,012,734	60,034,872
Enanta Pharmaceuticals Inc.(a)(b)	371,686	26,326,519
Epizyme Inc.(a)(b)	1,317,112	8,113,410
Equillium Inc.(a)(b)	113,905	929,465
Esperion Therapeutics Inc.(a)(b)	508,965	23,412,390
Evelo Biosciences Inc.(a)(b)	304,438	3,960,738
Fate Therapeutics Inc.(a)(b)	1,340,771	17,202,092
Fennec Pharmaceuticals Inc.(a)(b)	251,451	1,604,257
FibroGen Inc.(a)(b)	1,690,978	78,258,462
Five Prime Therapeutics Inc.(a)(b)	745,924	6,937,093
Flexion Therapeutics Inc.(a)(b)	743,328	8,414,473
Fortress Biotech Inc.(a)(b)	718,826	618,190
Forty Seven Inc.(a)(b)	178,375	2,804,055
G1 Therapeutics Inc.(a)(b)	503,822	9,648,191
Genomic Health Inc.(a)	465,591	29,988,716
Geron Corp.(a)(b)	3,796,853	3,796,853
Global Blood Therapeutics Inc.(a)(b)	1,110,384	45,581,263
GlycoMimetics Inc.(a)(b)	746,100	7,065,567
Gritstone Oncology Inc.(a)(b)	152,567	2,357,160
GTx Inc.(a)(b)	102,195	79,712
Halozyme Therapeutics Inc.(a)(b)	2,781,541	40,693,945
Heron Therapeutics Inc.(a)(b)	1,535,682	39,835,591
Homology Medicines Inc.(a)(b)	379,486	8,485,307
Idera Pharmaceuticals Inc.(a)(b)	424,193	1,175,015
Immune Design Corp.(a)(b)	805,837	1,047,588
ImmunoGen Inc.(a)(b)	3,157,338	15,155,222
Immunomedics Inc.(a)(b)	3,253,840	46,432,297
Inovio Pharmaceuticals Inc.(a)(b)	1,868,553	7,474,212
Insmed Inc.(a)(b)	1,694,472	22,231,473
Insys Therapeutics Inc.(a)(b)	596,574	2,088,009
Intellia Therapeutics Inc.(a)(b)	737,331	10,064,568
Intercept Pharmaceuticals Inc.(a)(b)	485,521	48,935,662
Intrexon Corp.(a)(b)	1,613,331	10,551,185
Invitae Corp.(a)(b)	1,453,235	16,072,779
Iovance Biotherapeutics Inc.(a)(b)	2,340,011	20,709,097
Ironwood Pharmaceuticals Inc.(a)(b)	3,111,068	32,230,664
Jounce Therapeutics Inc.(a)(b)	373,626	1,259,120
Kadmon Holdings Inc.(a)(b)	2,193,442	4,562,359
Karyopharm Therapeutics Inc.(a)(b)	1,075,866	10,080,864
Kezar Life Sciences Inc.(a)(b)	112,482	2,654,575
Kindred Biosciences Inc.(a)(b)	683,238	7,481,456
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	141,791	3,982,909
Kodiak Sciences Inc.(a)(b)	209,317	1,486,151
Kura Oncology Inc.(a)(b)	623,747	8,757,408
La Jolla Pharmaceutical Co.(a)(b)	475,874	4,487,492
Lexicon Pharmaceuticals Inc.(a)(b)	966,935	6,420,448

Security	Shares	Value

Biotechnology (continued)
Ligand Pharmaceuticals Inc.(a)(b)	464,743	$63,065,625
LogicBio Therapeutics Inc.(a)	179,252	1,864,221
Loxo Oncology Inc.(a)(b)	597,341	83,669,554
MacroGenics Inc.(a)(b)	869,970	11,048,619
Madrigal Pharmaceuticals Inc.(a)(b)	156,060	17,591,083
Magenta Therapeutics Inc.(a)(b)	88,258	503,071
MannKind Corp.(a)(b)	3,108,539	3,295,051
MediciNova Inc.(a)(b)	908,749	7,424,479
MeiraGTx Holdings PLC(a)(b)	80,989	780,734
Mersana Therapeutics Inc.(a)(b)	277,491	1,132,163
Minerva Neurosciences Inc.(a)(b)	679,319	4,578,610
Miragen Therapeutics Inc.(a)(b)	569,232	1,724,773
Mirati Therapeutics Inc.(a)(b)	446,416	18,936,967
Molecular Templates Inc.(a)(b)	269,297	1,087,960
Momenta Pharmaceuticals Inc.(a)(b)	1,718,103	18,967,857
Mustang Bio Inc.(a)(b)	369,722	1,086,983
Myriad Genetics Inc.(a)(b)	1,551,494	45,101,931
NantKwest Inc.(a)(b)	660,730	766,447
Natera Inc.(a)(b)	722,267	10,082,847
Neon Therapeutics Inc.(a)(b)	137,738	692,822
NewLink Genetics Corp.(a)(b)	630,426	958,248
Novavax Inc.(a)(b)	8,460,078	15,566,544
Nymox Pharmaceutical Corp.(a)(b)	732,555	959,647
OPKO Health Inc.(a)(b)	7,163,032	21,560,726
Organovo Holdings Inc.(a)(b)	2,485,779	2,379,139
Ovid therapeutics Inc.(a)(b)	286,818	694,100
Palatin Technologies Inc.(a)(b)	4,481,523	3,174,711
PDL BioPharma Inc.(a)(b)	3,278,128	9,506,571
Pfenex Inc.(a)(b)	495,901	1,581,924
Pieris Pharmaceuticals Inc.(a)(b)	1,152,203	3,064,860
PolarityTE Inc.(a)(b)	222,560	3,002,334
Portola Pharmaceuticals Inc.(a)(b)	1,444,087	28,188,578
Principia Biopharma Inc.(a)(b)	125,999	3,451,113
Progenics Pharmaceuticals Inc.(a)(b)	1,859,324	7,809,161
Proteostasis Therapeutics Inc.(a)(b)	757,807	2,455,295
Prothena Corp. PLC(a)(b)	891,668	9,184,180
PTC Therapeutics Inc.(a)(b)	1,006,708	34,550,219
Puma Biotechnology Inc.(a)(b)	645,940	13,144,879
Ra Pharmaceuticals Inc.(a)(b)	320,592	5,834,774
Radius Health Inc.(a)(b)	900,816	14,854,456
Recro Pharma Inc.(a)(b)	391,831	2,782,000
REGENXBIO Inc.(a)	709,406	29,759,582
Repligen Corp.(a)(b)	869,122	45,837,494
Replimune Group Inc.(a)(b)	163,140	1,631,400
Retrophin Inc.(a)(b)	912,849	20,657,773
Rhythm Pharmaceuticals Inc.(a)(b)	335,147	9,008,751
Rigel Pharmaceuticals Inc.(a)(b)	3,661,829	8,422,207
Rocket Pharmaceuticals Inc.(a)(b)	463,170	6,864,179
Rubius Therapeutics Inc.(a)(b)	265,910	4,275,833
Sangamo Therapeutics Inc.(a)(b)	2,246,047	25,784,620
Savara Inc.(a)(b)	583,419	4,416,482
Scholar Rock Holding Corp.(a)(b)	135,962	3,123,047
Selecta Biosciences Inc.(a)(b)	399,515	1,062,710
Seres Therapeutics Inc.(a)(b)	493,212	2,229,318
Solid Biosciences Inc.(a)(b)	268,318	7,190,922
Sorrento Therapeutics Inc.(a)(b)	2,407,479	5,777,950
Spark Therapeutics Inc.(a)(b)	698,313	27,331,971
Spectrum Pharmaceuticals Inc.(a)(b)	2,253,782	19,720,593
Spero Therapeutics Inc.(a)(b)	168,186	1,034,344
Spring Bank Pharmaceuticals Inc.(a)(b)	306,297	3,182,426

248

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Stemline Therapeutics Inc.(a)(b)	613,258	$5,825,951
Surface Oncology Inc.(a)(b)	249,723	1,058,826
Sutro Biopharma Inc.(a)(b)	140,972	1,271,567
Syndax Pharmaceuticals Inc.(a)(b)	329,002	1,464,059
Synergy Pharmaceuticals Inc.(a)(b)	5,188,056	590,920
Synlogic Inc.(a)(b)	341,841	2,396,305
Syros Pharmaceuticals Inc.(a)(b)	543,464	3,027,094
T2 Biosystems Inc.(a)(b)	629,535	1,894,900
TG Therapeutics Inc.(a)(b)	1,404,818	5,759,754
Tocagen Inc.(a)(b)	389,267	3,195,882
Translate Bio Inc.(a)(b)	214,174	1,606,305
Twist Bioscience Corp.(a)(b)	111,294	2,569,778
Tyme Technologies Inc.(a)(b)	2,295,893	8,471,845
Ultragenyx Pharmaceutical Inc.(a)(b)	1,056,618	45,941,751
UNITY Biotechnology Inc.(a)(b)	549,318	8,931,911
Unum Therapeutics Inc.(a)(b)	420,005	1,848,022
Vanda Pharmaceuticals Inc.(a)(b)	1,143,084	29,868,785
Veracyte Inc.(a)	615,975	7,748,966
Verastem Inc.(a)(b)	1,602,051	5,382,891
Vericel Corp.(a)(b)	946,813	16,474,546
Viking Therapeutics Inc.(a)(b)	1,325,778	10,142,202
Vital Therapies Inc.(a)(b)	674,642	125,686
Voyager Therapeutics Inc.(a)(b)	476,076	4,475,114
Xencor Inc.(a)(b)	1,033,285	37,363,586
XOMA Corp.(a)(b)	141,259	1,786,928
Y-MAbs Therapeutics Inc.(a)(b)	153,611	3,124,448
Zafgen Inc.(a)(b)	671,098	3,321,935
ZIOPHARM Oncology Inc.(a)(b)	2,968,797	5,551,650

		2,481,862,703

Building Products — 1.2%
AAON Inc.(b)	929,244	32,579,295
Advanced Drainage Systems Inc.	800,753	19,418,260
American Woodmark Corp.(a)	313,503	17,455,847
Apogee Enterprises Inc.	609,766	18,201,515
Armstrong Flooring Inc.(a)(b)	473,091	5,601,397
Builders FirstSource Inc.(a)(b)	2,505,062	27,330,226
Caesarstone Ltd.(b)	521,434	7,081,074
Continental Building Products Inc.(a)(b)	817,900	20,815,555
CSW Industrials Inc.(a)(b)	343,907	16,627,904
Gibraltar Industries Inc.(a)(b)	702,716	25,009,663
Griffon Corp.	762,453	7,967,634
Insteel Industries Inc.	409,498	9,942,611
JELD-WEN Holding Inc.(a)(b)	1,503,488	21,364,565
Masonite International Corp.(a)(b)	591,210	26,503,944
NCI Building Systems Inc.(a)(b)	950,079	6,888,073
Patrick Industries Inc.(a)(b)	510,461	15,114,750
PGT Innovations Inc.(a)	1,252,386	19,850,318
Quanex Building Products Corp.	779,402	10,592,073
Simpson Manufacturing Co. Inc.	924,450	50,040,479
Trex Co. Inc.(a)(b)	1,315,039	78,060,715
Universal Forest Products Inc.	1,326,592	34,438,328

		470,884,226

Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A(b)	665,009	4,814,665
Artisan Partners Asset Management Inc., Class A	1,085,424	23,998,725
Ashford Inc.(a)(b)	14,704	763,138
Associated Capital Group Inc., Class A	39,939	1,407,051
B. Riley Financial Inc.	466,298	6,621,432
Blucora Inc.(a)(b)	1,054,680	28,096,675

Security	Shares	Value

Capital Markets (continued)
BrightSphere Investment Group PLC	1,823,277	$19,472,598
Cohen & Steers Inc.	499,952	17,158,353
Cowen Inc.(a)(b)	612,527	8,171,110
Diamond Hill Investment Group Inc.	73,091	10,923,450
Donnelley Financial Solutions Inc.(a)(b)	741,936	10,409,362
Federated Investors Inc., Class B	2,157,739	57,287,970
Focus Financial Partners Inc., Class A(a)(b)	427,967	11,268,371
GAIN Capital Holdings Inc.(b)	607,097	3,739,717
GAMCO Investors Inc., Class A	195,874	3,308,312
Greenhill & Co. Inc.(b)	391,144	9,543,914
Hamilton Lane Inc., Class A	369,107	13,656,959
Houlihan Lokey Inc.	759,432	27,947,098
INTL. FCStone Inc.(a)	345,362	12,633,342
Investment Technology Group Inc.	729,155	22,049,647
Ladenburg Thalmann Financial Services Inc.	2,352,989	5,482,464
Moelis & Co., Class A	997,208	34,284,011
Oppenheimer Holdings Inc., Class A, NVS	223,917	5,721,079
Piper Jaffray Companies	317,012	20,872,070
PJT Partners Inc., Class A	444,483	17,228,161
Pzena Investment Management Inc., Class A	419,055	3,624,826
Safeguard Scientifics Inc.(a)(b)	385,090	3,319,476
Siebert Financial Corp.(a)(b)	164,591	2,379,986
Silvercrest Asset Management Group Inc., Class A	184,647	2,442,880
Stifel Financial Corp.	1,550,677	64,229,041
Value Line Inc.	25,355	659,483
Virtus Investment Partners Inc.	156,072	12,396,799
Waddell & Reed Financial Inc., Class A	1,741,261	31,481,999
Westwood Holdings Group Inc.	187,324	6,369,016
WisdomTree Investments Inc.	2,596,081	17,263,939

		521,027,119

Chemicals — 1.9%
A Schulman Inc.(c)	555,980	1,061,922
Advanced Emissions Solutions Inc.	213,824	2,255,843
AdvanSix Inc.(a)	663,876	16,158,742
AgroFresh Solutions Inc.(a)(b)	700,106	2,653,402
American Vanguard Corp.	644,666	9,792,477
Amyris Inc.(a)(b)	684,838	2,287,359
Balchem Corp.	714,475	55,979,116
Chase Corp.	160,813	16,089,341
Ferro Corp.(a)(b)	1,840,094	28,852,674
Flotek Industries Inc.(a)(b)	1,199,294	1,307,230
FutureFuel Corp.	585,619	9,287,917
GCP Applied Technologies Inc.(a)(b)	1,607,317	39,459,632
Hawkins Inc.	212,427	8,698,886
HB Fuller Co.	1,132,037	48,304,019
Ingevity Corp.(a)(b)	945,102	79,095,586
Innophos Holdings Inc.	432,118	10,599,855
Innospec Inc.	541,207	33,424,944
Intrepid Potash Inc.(a)(b)	2,159,780	5,615,428
Koppers Holdings Inc.(a)(b)	444,895	7,581,011
Kraton Corp.(a)(b)	688,198	15,030,244
Kronos Worldwide Inc.	507,606	5,847,621
Livent Corp.(a)(b)	512,116	7,067,201
LSB Industries Inc.(a)(b)	480,631	2,653,083
Marrone Bio Innovations Inc.(a)(b)	1,210,687	1,779,710
Minerals Technologies Inc.	784,219	40,261,804
OMNOVA Solutions Inc.(a)	1,000,925	7,336,780
PolyOne Corp.	1,781,038	50,937,687
PQ Group Holdings Inc.(a)(b)	812,206	12,028,771
Quaker Chemical Corp.	290,865	51,689,619

249

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Rayonier Advanced Materials Inc.	1,128,482	$12,018,333
Sensient Technologies Corp.	949,874	53,050,463
Stepan Co.	449,372	33,253,528
Trecora Resources(a)(b)	460,112	3,588,874
Tredegar Corp.	585,855	9,291,660
Trinseo SA	947,764	43,388,636
Tronox Ltd., Class A	2,078,273	16,168,964
Valhi Inc.	549,581	1,060,691

		744,959,053

Commercial Services & Supplies — 2.6%
ABM Industries Inc.	1,467,957	47,136,099
ACCO Brands Corp.	2,285,258	15,494,049
Advanced Disposal Services Inc.(a)(b)	1,622,531	38,843,392
Brady Corp., Class A, NVS	1,063,647	46,226,099
BrightView Holdings Inc.(a)(b)	540,147	5,514,901
Brink’s Co. (The)	1,117,038	72,216,507
Casella Waste Systems Inc., Class A(a)	884,211	25,191,171
CECO Environmental Corp.(a)	665,384	4,491,342
Charah Solutions Inc.(a)(b)	161,584	1,349,226
Cimpress NV(a)(b)	489,615	50,635,983
CompX International Inc.	35,431	482,216
Covanta Holding Corp.	2,604,438	34,951,558
Deluxe Corp.	1,032,869	39,703,484
Ennis Inc.	545,686	10,504,456
Essendant Inc.	801,279	10,080,090
Healthcare Services Group Inc.	1,654,179	66,464,912
Heritage-Crystal Clean Inc.(a)(b)	339,163	7,804,141
Herman Miller Inc.	1,330,893	40,259,513
HNI Corp.	961,069	34,050,675
Interface Inc.	1,309,451	18,659,677
Kimball International Inc., Class B, NVS	822,815	11,675,745
Knoll Inc.	1,074,787	17,712,490
LSC Communications Inc.	739,421	5,175,947
Matthews International Corp., Class A	692,608	28,133,737
McGrath RentCorp	530,812	27,326,202
Mobile Mini Inc.	994,191	31,565,564
MSA Safety Inc.	762,400	71,871,448
Multi-Color Corp.(b)	307,910	10,804,562
NL Industries Inc.(a)(b)	185,133	649,817
PICO Holdings Inc.(a)	407,265	3,722,402
Pitney Bowes Inc.	4,162,796	24,602,124
Quad/Graphics Inc.	710,046	8,747,767
RR Donnelley & Sons Co.	1,596,845	6,323,506
SP Plus Corp.(a)(b)	502,407	14,841,103
Steelcase Inc., Class A	1,877,357	27,841,204
Team Inc.(a)(b)	658,438	9,646,117
Tetra Tech Inc.	1,239,607	64,174,454
U.S. Ecology Inc.	486,352	30,630,449
UniFirst Corp./MA(b)	341,957	48,923,788
Viad Corp.(b)	451,725	22,626,905
VSE Corp.(b)	197,031	5,893,197

		1,042,948,019

Communications Equipment — 1.7%
Acacia Communications Inc.(a)(b)	607,814	23,096,932
ADTRAN Inc.	1,055,637	11,337,541
Aerohive Networks Inc.(a)(b)	805,006	2,624,320
Applied Optoelectronics Inc.(a)(b)	406,537	6,272,866
CalAmp Corp.(a)(b)	752,791	9,793,811
Calix Inc.(a)(b)	993,237	9,684,061

Security	Shares	Value

Communications Equipment (continued)
Casa Systems Inc.(a)(b)	574,085	$7,537,736
Ciena Corp.(a)(b)	3,190,774	108,199,146
Clearfield Inc.(a)(b)	246,583	2,446,103
Comtech Telecommunications Corp.	512,427	12,472,473
DASAN Zhone Solutions Inc.(a)(b)	130,368	1,813,419
Digi International Inc.(a)	605,570	6,110,201
Extreme Networks Inc.(a)(b)	2,615,853	15,956,703
Finisar Corp.(a)	2,599,699	56,153,499
Harmonic Inc.(a)(b)	1,847,374	8,719,605
Infinera Corp.(a)(b)	3,301,445	13,172,766
InterDigital Inc.	771,357	51,241,246
KVH Industries Inc.(a)(b)	370,215	3,809,512
Lumentum Holdings Inc.(a)(b)	1,651,126	69,363,803
NETGEAR Inc.(a)	695,619	36,193,057
NetScout Systems Inc.(a)(b)	1,659,188	39,206,613
Plantronics Inc.	735,684	24,351,140
Quantenna Communications Inc.(a)(b)	756,940	10,862,089
Ribbon Communications Inc.(a)(b)	1,192,876	5,749,662
ViaSat Inc.(a)(b)	1,234,660	72,783,207
Viavi Solutions Inc.(a)(b)	5,033,226	50,583,921

		659,535,432

Construction & Engineering — 1.0%
Aegion Corp.(a)(b)	710,797	11,600,207
Ameresco Inc., Class A(a)(b)	439,714	6,199,967
Argan Inc.	324,215	12,268,296
Comfort Systems USA Inc.	811,890	35,463,355
Dycom Industries Inc.(a)(b)	675,532	36,505,749
EMCOR Group Inc.	1,273,827	76,034,734
Granite Construction Inc.(b)	979,004	39,434,281
Great Lakes Dredge & Dock Corp.(a)(b)	1,330,809	8,809,956
HC2 Holdings Inc.(a)(b)	968,886	2,557,859
IES Holdings Inc.(a)(b)	186,785	2,904,507
Infrastructure and Energy Alternatives Inc.(a)(b)	380,425	3,115,681
KBR Inc.	3,122,859	47,405,000
MasTec Inc.(a)(b)	1,412,642	57,296,759
MYR Group Inc.(a)(b)	360,641	10,159,257
Northwest Pipe Co.(a)(b)	226,386	5,272,530
NV5 Global Inc.(a)(b)	206,807	12,522,164
Orion Group Holdings Inc.(a)	639,733	2,744,454
Primoris Services Corp.	927,959	17,751,856
Sterling Construction Co. Inc.(a)(b)	593,059	6,458,412
Tutor Perini Corp.(a)(b)	854,630	13,648,441
Willscot Corp.(a)(b)	814,522	7,672,797

		415,826,262

Construction Materials — 0.1%
Forterra Inc.(a)(b)	455,223	1,711,639
Summit Materials Inc., Class A(a)(b)	2,477,060	30,715,544
U.S. Concrete Inc.(a)(b)	360,951	12,734,351
U.S. Lime & Minerals Inc.	45,118	3,203,378

		48,364,912

Consumer Finance — 0.7%
Curo Group Holdings Corp.(a)(b)	257,661	2,445,203
Elevate Credit Inc.(a)(b)	447,723	2,005,799
Encore Capital Group Inc.(a)(b)	585,930	13,769,355
Enova International Inc.(a)(b)	741,807	14,435,564
EZCORP Inc., Class A, NVS(a)(b)	1,139,255	8,806,441
FirstCash Inc.	969,442	70,139,129
Green Dot Corp., Class A(a)	1,099,433	87,426,912
LendingClub Corp.(a)(b)	7,101,533	18,677,032

250

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Nelnet Inc., Class A	415,059	$21,724,188
PRA Group Inc.(a)(b)	984,391	23,989,609
Regional Management Corp.(a)(b)	222,908	5,360,937
World Acceptance Corp.(a)(b)	136,304	13,938,447

		282,718,616

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	566,565	21,025,227
Greif Inc., Class B	128,329	5,697,807
Myers Industries Inc.	775,806	11,722,429
UFP Technologies Inc.(a)(b)	155,125	4,659,955

		43,105,418

Distributors — 0.1%
Core-Mark Holding Co. Inc.	1,013,629	23,566,874
Funko Inc., Class A(a)(b)	232,713	3,060,176
Weyco Group Inc.	137,254	4,003,699

		30,630,749

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)(b)	1,300,594	61,544,108
American Public Education Inc.(a)(b)	355,624	10,121,059
Career Education Corp.(a)(b)	1,508,546	17,227,595
Carriage Services Inc.	387,924	6,012,822
Chegg Inc.(a)(b)	2,406,926	68,404,837
Houghton Mifflin Harcourt Co.(a)(b)	2,306,485	20,435,457
K12 Inc.(a)(b)	826,838	20,497,314
Laureate Education Inc., Class A(a)	2,096,235	31,946,622
Regis Corp.(a)	749,860	12,710,127
Sotheby’s(a)(b)	790,610	31,418,841
Strategic Education Inc.(b)	468,290	53,113,452
Weight Watchers International Inc.(a)(b)	860,992	33,191,242

		366,623,476

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	684,596	11,843,511
Cannae Holdings Inc.(a)(b)	1,513,726	25,914,989
FGL Holdings(a)(b)	3,241,489	21,588,317
Marlin Business Services Corp.	197,685	4,414,306
On Deck Capital Inc.(a)(b)	1,163,730	6,866,007

		70,627,130

Diversified Telecommunication Services — 0.6%
ATN International Inc.	237,603	16,995,742
Cincinnati Bell Inc.(a)(b)	1,026,533	7,986,427
Cogent Communications Holdings Inc.	934,291	42,239,296
Consolidated Communications Holdings Inc.	1,536,394	15,179,573
Frontier Communications Corp.(b)	2,297,253	5,467,462
Intelsat SA(a)(b)	1,227,743	26,261,423
Iridium Communications Inc.(a)(b)	2,129,359	39,286,673
Ooma Inc.(a)(b)	410,326	5,695,325
ORBCOMM Inc.(a)(b)	1,621,654	13,394,862
pdvWireless Inc.(a)(b)	206,162	7,708,397
Vonage Holdings Corp.(a)(b)	4,893,167	42,717,348
Windstream Holdings Inc.(a)(b)	905,363	1,892,209

		224,824,737

Electric Utilities — 1.2%
ALLETE Inc.	1,155,717	88,088,750
El Paso Electric Co.	901,484	45,191,393
IDACORP Inc.	1,129,003	105,065,019
MGE Energy Inc.	771,265	46,245,049
Otter Tail Corp.	869,148	43,144,507

Security	Shares	Value

Electric Utilities (continued)
PNM Resources Inc.	1,775,127	$72,939,968
Portland General Electric Co.	2,007,863	92,060,519
Spark Energy Inc., Class A(b)	254,165	1,888,446

		494,623,651

Electrical Equipment — 0.8%
Allied Motion Technologies Inc.(b)	161,222	7,205,011
Atkore International Group Inc.(a)(b)	865,081	17,163,207
AZZ Inc.	578,949	23,366,382
Babcock & Wilcox Enterprises Inc.(a)(b)	711,303	277,693
Encore Wire Corp.	452,017	22,682,213
Energous Corp.(a)(b)	516,909	2,992,903
EnerSys	939,718	72,931,514
Enphase Energy Inc.(a)(b)	1,919,933	9,081,283
FuelCell Energy Inc.(a)(b)	2,060,280	1,134,184
Generac Holdings Inc.(a)(b)	1,354,224	67,304,933
Plug Power Inc.(a)(b)	4,663,049	5,782,181
Powell Industries Inc.	192,969	4,826,155
Preformed Line Products Co.	70,004	3,797,717
Sunrun Inc.(a)(b)	2,149,020	23,402,828
Thermon Group Holdings Inc.(a)(b)	719,252	14,586,430
TPI Composites Inc.(a)(b)	323,201	7,944,280
Vicor Corp.(a)(b)	382,314	14,447,646
Vivint Solar Inc.(a)(b)	685,081	2,610,159

		301,536,719

Electronic Equipment, Instruments & Components — 2.5%
Anixter International Inc.(a)(b)	652,526	35,438,687
Arlo Technologies Inc.(a)(b)	258,796	2,582,784
AVX Corp.	1,036,490	15,806,473
Badger Meter Inc.	629,420	30,973,758
Bel Fuse Inc., Class B, NVS	219,676	4,046,432
Belden Inc.(b)	902,570	37,700,349
Benchmark Electronics Inc.	971,552	20,577,471
Control4 Corp.(a)(b)	572,878	10,082,653
CTS Corp.(b)	725,236	18,776,360
Daktronics Inc.	823,068	6,090,703
Electro Scientific Industries Inc.(a)	713,768	21,384,489
ePlus Inc.(a)	297,437	21,168,591
Fabrinet(a)	801,406	41,120,142
FARO Technologies Inc.(a)(b)	378,215	15,370,658
Fitbit Inc., Class A(a)(b)	4,731,257	23,514,347
II-VI Inc.(a)(b)	1,402,651	45,530,051
Insight Enterprises Inc.(a)	786,571	32,052,768
Iteris Inc.(a)(b)	614,981	2,293,879
Itron Inc.(a)(b)	751,412	35,534,273
KEMET Corp.	1,258,442	22,073,073
Kimball Electronics Inc.(a)(b)	571,284	8,849,189
Knowles Corp.(a)(b)	1,924,015	25,608,640
Maxwell Technologies Inc.(a)(b)	774,176	1,602,544
Mesa Laboratories Inc.(b)	75,048	15,639,253
Methode Electronics Inc.	799,991	18,631,790
MTS Systems Corp.	396,637	15,917,043
Napco Security Technologies Inc.(a)(b)	286,154	4,506,926
nLight Inc.(a)(b)	501,683	8,919,924
Novanta Inc.(a)(b)	726,296	45,756,648
OSI Systems Inc.(a)(b)	375,669	27,536,538
PAR Technology Corp.(a)(b)	252,598	5,494,007
Park Electrochemical Corp.	421,434	7,615,312
PC Connection Inc.	266,871	7,934,075
Plexus Corp.(a)(b)	698,288	35,668,551

251

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)(b)	406,306	$40,248,672
Sanmina Corp.(a)(b)	1,511,001	36,354,684
ScanSource Inc.(a)	559,091	19,221,549
SYNNEX Corp.	926,857	74,927,120
Tech Data Corp.(a)(b)	852,969	69,781,394
TTM Technologies Inc.(a)(b)	2,095,394	20,388,184
Vishay Intertechnology Inc.	2,958,140	53,276,101
Vishay Precision Group Inc.(a)(b)	231,562	7,000,119

		992,996,204

Energy Equipment & Services — 1.2%
Archrock Inc.	2,822,844	21,143,102
Basic Energy Services Inc.(a)(b)	427,456	1,641,431
Bristow Group Inc.(a)(b)	728,997	1,771,463
C&J Energy Services Inc.(a)(b)	1,404,423	18,959,711
Cactus Inc., Class A(a)(b)	844,884	23,158,270
CARBO Ceramics Inc.(a)(b)	440,670	1,533,532
Covia Holdings Corp.(a)(b)	695,882	2,379,916
Dawson Geophysical Co.(a)(b)	468,454	1,583,375
Diamond Offshore Drilling Inc.(a)(b)	1,417,167	13,378,056
Dril-Quip Inc.(a)(b)	789,988	23,723,340
Era Group Inc.(a)(b)	461,313	4,031,876
Exterran Corp.(a)	719,185	12,729,575
Forum Energy Technologies Inc.(a)(b)	1,798,401	7,427,396
Frank’s International NV(a)	1,624,929	8,482,129
FTS International Inc.(a)(b)	715,938	5,090,319
Helix Energy Solutions Group Inc.(a)(b)	3,105,576	16,801,166
Independence Contract Drilling Inc.(a)(b)	1,077,036	3,360,352
ION Geophysical Corp.(a)(b)	235,958	1,222,262
Keane Group Inc.(a)(b)	1,147,493	9,386,493
Key Energy Services Inc.(a)(b)	219,589	454,549
KLX Energy Services Holdings Inc.(a)(b)	444,153	10,415,388
Liberty Oilfield Services Inc., Class A(b)	992,980	12,859,091
Mammoth Energy Services Inc.	275,008	4,944,644
Matrix Service Co.(a)	593,018	10,638,743
McDermott International Inc.(a)(b)	3,972,470	25,979,954
Natural Gas Services Group Inc.(a)(b)	278,590	4,580,020
NCS Multistage Holdings Inc.(a)(b)	228,856	1,164,877
Newpark Resources Inc.(a)(b)	1,951,390	13,406,049
Nine Energy Service Inc.(a)(b)	326,341	7,355,726
Noble Corp. PLC(a)(b)	5,400,245	14,148,642
Nuverra Environmental Solutions Inc.(a)(b)	42,986	352,485
Oceaneering International Inc.(a)	2,198,905	26,606,750
Oil States International Inc.(a)(b)	1,316,823	18,804,232
PHI Inc., NVS(a)(b)	250,910	464,184
Pioneer Energy Services Corp.(a)(b)	1,627,353	2,001,644
Profire Energy Inc.(a)	524,937	761,159
ProPetro Holding Corp.(a)(b)	1,573,528	19,385,865
Quintana Energy Services Inc.(a)(b)	152,338	527,089
RigNet Inc.(a)(b)	338,006	4,272,396
Rowan Companies PLC, Class A(a)	2,811,812	23,591,103
SEACOR Holdings Inc.(a)(b)	379,953	14,058,261
SEACOR Marine Holdings Inc.(a)(b)	362,948	4,268,268
Select Energy Services Inc., Class A(a)(b)	1,002,205	6,333,936
Smart Sand Inc.(a)(b)	474,959	1,054,409
Solaris Oilfield Infrastructure Inc., Class A(b)	592,688	7,165,598
Superior Energy Services Inc.(a)(b)	3,449,138	11,554,612
TETRA Technologies Inc.(a)	2,702,121	4,539,563
Tidewater Inc.(a)(b)	620,861	11,877,071
U.S. Silica Holdings Inc.	1,736,547	17,678,048

Security	Shares	Value

Energy Equipment & Services (continued)
Unit Corp.(a)(b)	1,161,406	$16,584,878

		475,632,998

Entertainment — 0.6%
AMC Entertainment Holdings Inc., Class A	1,136,068	13,950,915
Eros International PLC(a)(b)	788,026	6,532,736
Glu Mobile Inc.(a)(b)	2,460,624	19,857,236
IMAX Corp.(a)(b)	1,188,294	22,351,810
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	233,807	5,831,147
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	791,205	19,693,092
LiveXLive Media Inc.(a)(b)	649,918	3,217,094
Marcus Corp. (The)	434,549	17,164,686
Pandora Media Inc.(a)(b)	5,738,936	46,427,992
Reading International Inc., Class A, NVS(a)(b)	388,634	5,650,738
Rosetta Stone Inc.(a)(b)	438,043	7,183,905
World Wrestling Entertainment Inc., Class A(b)	954,693	71,334,661

		239,196,012

Equity Real Estate Investment Trusts (REITs) — 6.7%
Acadia Realty Trust(b)	1,803,626	42,854,154
Agree Realty Corp.(b)	753,655	44,556,084
Alexander & Baldwin Inc.	1,507,875	27,714,743
Alexander’s Inc.(b)	47,376	14,437,362
American Assets Trust Inc.	861,976	34,625,576
Americold Realty Trust(b)	1,931,116	49,320,703
Armada Hoffler Properties Inc.(b)	1,091,870	15,351,692
Ashford Hospitality Trust Inc.(b)	1,925,130	7,700,520
Bluerock Residential Growth REIT Inc.(b)	569,267	5,134,788
Braemar Hotels & Resorts Inc.	649,324	5,798,463
BRT Apartments Corp.(b)	183,276	2,096,677
CareTrust REIT Inc.	1,792,123	33,082,591
CatchMark Timber Trust Inc., Class A(b)	1,090,121	7,739,859
CBL & Associates Properties Inc.(b)	3,776,097	7,250,106
Cedar Realty Trust Inc.(b)	1,964,345	6,168,043
Chatham Lodging Trust	1,014,786	17,941,416
Chesapeake Lodging Trust	1,325,110	32,266,428
City Office REIT Inc.(b)	858,833	8,803,038
Clipper Realty Inc.	323,371	4,226,459
Community Healthcare Trust Inc.(b)	386,974	11,156,460
CoreCivic Inc.	2,633,025	46,946,836
CorEnergy Infrastructure Trust Inc.(b)	271,298	8,974,538
CorePoint Lodging Inc.(b)	889,239	10,893,178
Cousins Properties Inc.(b)	9,637,077	76,132,908
DiamondRock Hospitality Co.(b)	4,620,460	41,953,777
Easterly Government Properties Inc.(b)	1,309,363	20,530,812
EastGroup Properties Inc.	808,814	74,192,508
Essential Properties Realty Trust Inc.	777,781	10,764,489
Farmland Partners Inc.(b)	666,286	3,024,938
First Industrial Realty Trust Inc.(b)	2,795,107	80,666,788
Four Corners Property Trust Inc.(b)	1,568,751	41,101,276
Franklin Street Properties Corp.	2,358,242	14,691,848
Front Yard Residential Corp.(b)	1,067,325	9,317,747
GEO Group Inc. (The)(b)	2,675,123	52,699,923
Getty Realty Corp.	716,262	21,065,265
Gladstone Commercial Corp.(b)	634,244	11,365,652
Gladstone Land Corp.(b)	289,990	3,329,085
Global Medical REIT Inc.(b)	420,358	3,736,983
Global Net Lease Inc.(b)	1,627,500	28,676,550
Government Properties Income Trust(b)	2,155,365	14,807,358

252

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	1,155,259	$22,007,684
Healthcare Realty Trust Inc.(b)	2,772,937	78,862,328
Hersha Hospitality Trust(b)	781,568	13,708,703
Independence Realty Trust Inc.(b)	1,936,370	17,775,877
Industrial Logistics Properties Trust(b)	1,455,590	28,631,453
InfraREIT Inc.(a)(b)	982,287	20,647,673
Innovative Industrial Properties Inc.(b)	205,034	9,306,493
Investors Real Estate Trust(b)	270,198	13,258,635
iStar Inc.(b)	1,426,746	13,083,261
Jernigan Capital Inc.(b)	395,734	7,843,448
Kite Realty Group Trust	1,822,574	25,680,068
Lexington Realty Trust(b)	4,692,641	38,526,583
LTC Properties Inc.	878,681	36,623,424
Mack-Cali Realty Corp.(b)	2,025,406	39,677,704
MedEquities Realty Trust Inc.(b)	640,682	4,382,265
Monmouth Real Estate Investment Corp.	1,929,603	23,927,077
National Health Investors Inc.(b)	916,083	69,200,910
National Storage Affiliates Trust	1,276,514	33,776,560
New Senior Investment Group Inc.	1,721,038	7,090,677
NexPoint Residential Trust Inc.(b)	407,121	14,269,591
NorthStar Realty Europe Corp.(b)	1,018,869	14,814,355
One Liberty Properties Inc.(b)	341,133	8,262,241
Pebblebrook Hotel Trust	3,045,688	86,223,436
Pennsylvania REIT(b)	1,543,474	9,168,236
Physicians Realty Trust(b)	4,078,059	65,371,286
Piedmont Office Realty Trust Inc., Class A(b)	2,855,227	48,653,068
PotlatchDeltic Corp.(b)	1,485,687	47,007,137
Preferred Apartment Communities Inc., Class A(b)	868,576	12,212,179
PS Business Parks Inc.	445,264	58,329,584
QTS Realty Trust Inc., Class A(b)	1,129,484	41,847,382
Retail Opportunity Investments Corp.(b)	2,509,825	39,856,021
Rexford Industrial Realty Inc.	2,059,090	60,681,382
RLJ Lodging Trust(b)	3,892,455	63,836,262
RPT Realty(b)	1,730,780	20,682,821
Ryman Hospitality Properties Inc.(b)	1,002,207	66,837,185
Sabra Health Care REIT Inc.(b)	3,964,936	65,342,145
Safety Income & Growth Inc.(b)	218,796	4,115,553
Saul Centers Inc.	257,229	12,146,353
Select Income REIT	2,035,826	14,983,679
Seritage Growth Properties, Class A(b)	721,718	23,333,143
Spirit MTA REIT(b)	955,369	6,811,781
STAG Industrial Inc.(b)	2,193,187	54,566,493
Summit Hotel Properties Inc.(b)	2,369,142	23,051,752
Sunstone Hotel Investors Inc.(b)	5,094,874	66,284,311
Tanger Factory Outlet Centers Inc.(b)	2,128,174	43,031,678
Terreno Realty Corp.(b)	1,298,260	45,659,804
Tier REIT Inc.(b)	1,186,274	24,472,833
UMH Properties Inc.(b)	746,678	8,840,668
Universal Health Realty Income Trust(b)	284,504	17,460,010
Urban Edge Properties	2,451,318	40,740,905
Urstadt Biddle Properties Inc., Class A	662,217	12,727,811
Washington Prime Group Inc.(b)	4,132,812	20,085,466
Washington REIT(b)	1,785,878	41,075,194
Whitestone REIT(b)	855,441	10,487,707
Xenia Hotels & Resorts Inc.(b)	2,508,850	43,152,220

		2,693,530,116

Food & Staples Retailing — 0.6%
Andersons Inc. (The)	603,949	18,052,036
BJ’s Wholesale Club Holdings Inc.(a)(b)	1,609,502	35,666,564

Security	Shares	Value

Food & Staples Retailing (continued)
Chefs’ Warehouse Inc. (The)(a)(b)	482,530	$15,431,309
Ingles Markets Inc., Class A	320,326	8,719,274
Natural Grocers by Vitamin Cottage Inc.(a)(b)	195,464	2,996,463
Performance Food Group Co.(a)(b)	2,267,683	73,178,130
PriceSmart Inc.	491,851	29,068,394
Rite Aid Corp.(a)(b)	23,420,251	16,588,564
Smart & Final Stores Inc.(a)(b)	498,285	2,361,871
SpartanNash Co.	794,431	13,648,325
United Natural Foods Inc.(a)(b)	1,134,954	12,019,163
Village Super Market Inc., Class A	186,665	4,991,422
Weis Markets Inc.	211,808	10,120,186

		242,841,701

Food Products — 1.2%
Alico Inc.	70,911	2,091,875
B&G Foods Inc.(b)	1,461,790	42,260,349
Calavo Growers Inc.(b)	354,593	25,871,105
Cal-Maine Foods Inc.(b)	695,728	29,429,294
Darling Ingredients Inc.(a)(b)	3,645,817	70,145,519
Dean Foods Co.	2,010,407	7,659,651
Farmer Bros. Co.(a)(b)	222,872	5,199,604
Fresh Del Monte Produce Inc.	675,497	19,096,300
Freshpet Inc.(a)(b)	579,358	18,632,153
Hostess Brands Inc.(a)(b)	2,174,780	23,792,093
J&J Snack Foods Corp.	335,354	48,488,835
John B Sanfilippo & Son Inc.	190,689	10,613,750
Lancaster Colony Corp.	420,685	74,402,349
Landec Corp.(a)(b)	623,545	7,382,773
Limoneira Co.	327,527	6,403,153
Sanderson Farms Inc.	455,655	45,241,985
Seneca Foods Corp., Class A(a)(b)	154,361	4,356,067
Simply Good Foods Co. (The)(a)(b)	1,338,779	25,302,923
Tootsie Roll Industries Inc.(b)	368,605	12,311,407

		478,681,185

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	351,127	28,546,625
New Jersey Resources Corp.	1,949,392	89,028,733
Northwest Natural Holding Co.(b)	641,545	38,787,811
ONE Gas Inc.	1,167,147	92,904,901
RGC Resources Inc.	164,073	4,915,627
South Jersey Industries Inc.	1,910,344	53,107,563
Southwest Gas Holdings Inc.	1,095,591	83,812,712
Spire Inc.	1,102,881	81,701,424

		472,805,396

Health Care Equipment & Supplies — 3.7%
Accuray Inc.(a)(b)	1,888,900	6,441,149
AngioDynamics Inc.(a)(b)	815,499	16,415,995
Anika Therapeutics Inc.(a)(b)	307,094	10,321,429
Antares Pharma Inc.(a)(b)	3,329,303	9,055,704
AtriCure Inc.(a)(b)	815,102	24,942,121
Atrion Corp.	32,224	23,880,562
Avanos Medical Inc.(a)(b)	1,039,645	46,565,700
AxoGen Inc.(a)(b)	753,535	15,394,720
Axonics Modulation Technologies Inc.(a)	152,839	2,309,397
Cardiovascular Systems Inc.(a)(b)	749,066	21,340,890
Cerus Corp.(a)(b)	2,873,481	14,568,549
CONMED Corp.	564,617	36,248,411
CryoLife Inc.(a)	788,874	22,388,244
CryoPort Inc.(a)(b)	539,077	5,946,019
Cutera Inc.(a)(b)	297,704	5,066,922

253

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CytoSorbents Corp.(a)(b)	630,099	$5,091,200
ElectroCore Inc.(a)(b)	131,765	824,849
Endologix Inc.(a)	2,263,409	1,620,601
FONAR Corp.(a)(b)	150,020	3,036,405
GenMark Diagnostics Inc.(a)(b)	1,172,699	5,699,317
Glaukos Corp.(a)(b)	753,421	42,319,658
Globus Medical Inc., Class A(a)(b)	1,625,725	70,361,378
Haemonetics Corp.(a)(b)	1,160,058	116,063,803
Helius Medical Technologies Inc.(a)(b)	395,020	3,618,383
Heska Corp.(a)(b)	147,817	12,727,044
Inogen Inc.(a)(b)	398,760	49,514,029
Integer Holdings Corp.(a)(b)	693,103	52,856,035
IntriCon Corp.(a)(b)	168,222	4,437,696
Invacare Corp.	730,468	3,141,012
iRadimed Corp.(a)(b)	77,708	1,900,738
iRhythm Technologies Inc.(a)(b)	536,002	37,241,419
Lantheus Holdings Inc.(a)(b)	824,348	12,901,046
LeMaitre Vascular Inc.(b)	353,240	8,350,594
LivaNova PLC(a)(b)	1,085,124	99,256,292
Meridian Bioscience Inc.	936,919	16,264,914
Merit Medical Systems Inc.(a)(b)	1,183,168	66,032,606
Natus Medical Inc.(a)(b)	723,073	24,606,174
Neogen Corp.(a)(b)	1,119,400	63,805,800
Neuronetics Inc.(a)(b)	139,288	2,695,223
Nevro Corp.(a)(b)	650,467	25,296,662
Novocure Ltd.(a)(b)	1,629,477	54,554,890
NuVasive Inc.(a)(b)	1,140,524	56,524,369
Nuvectra Corp.(a)(b)	382,541	6,250,720
NxStage Medical Inc.(a)(b)	1,472,295	42,137,083
OraSure Technologies Inc.(a)(b)	1,335,546	15,599,177
Orthofix Medical Inc.(a)(b)	394,202	20,691,663
OrthoPediatrics Corp.(a)(b)	153,708	5,361,335
Oxford Immunotec Global PLC(a)(b)	563,228	7,198,054
Pulse Biosciences Inc.(a)(b)	235,823	2,702,532
Quidel Corp.(a)(b)	759,341	37,071,028
Rockwell Medical Inc.(a)(b)	1,043,771	2,358,922
RTI Surgical Inc.(a)(b)	1,303,125	4,821,562
SeaSpine Holdings Corp.(a)(b)	327,337	5,970,627
Senseonics Holdings Inc.(a)(b)	1,876,351	4,859,749
SI-BONE Inc.(a)(b)	184,357	3,851,218
Sientra Inc.(a)(b)	515,479	6,551,738
STAAR Surgical Co.(a)(b)	980,015	31,272,279
Surmodics Inc.(a)(b)	287,316	13,578,554
Tactile Systems Technology Inc.(a)(b)	392,396	17,873,638
Tandem Diabetes Care Inc.(a)(b)	1,135,354	43,109,391
TransEnterix Inc.(a)(b)	3,554,501	8,033,172
Utah Medical Products Inc.	76,224	6,332,690
Vapotherm Inc.(a)(b)	102,447	2,043,818
Varex Imaging Corp.(a)(b)	866,130	20,509,958
ViewRay Inc.(a)(b)	1,396,471	8,476,579
Wright Medical Group NV(a)(b)	2,773,789	75,502,537

		1,493,785,973

Health Care Providers & Services — 1.9%
AAC Holdings Inc.(a)(b)	316,648	443,307
Addus HomeCare Corp.(a)(b)	214,653	14,570,646
Amedisys Inc.(a)(b)	596,256	69,827,540
American Renal Associates Holdings Inc.(a)(b)	290,215	3,343,277
AMN Healthcare Services Inc.(a)(b)	1,029,900	58,354,134
Apollo Medical Holdings Inc.(a)(b)	78,147	1,551,218
BioScrip Inc.(a)(b)	2,807,974	10,024,467

Security	Shares	Value

Health Care Providers & Services (continued)
BioTelemetry Inc.(a)(b)	729,025	$43,537,373
Brookdale Senior Living Inc.(a)(b)	4,119,287	27,599,223
Capital Senior Living Corp.(a)(b)	575,090	3,910,612
Civitas Solutions Inc.(a)(b)	359,928	6,302,339
Community Health Systems Inc.(a)(b)	1,844,388	5,201,174
CorVel Corp.(a)(b)	201,975	12,465,897
Cross Country Healthcare Inc.(a)	769,301	5,638,976
Diplomat Pharmacy Inc.(a)(b)	1,259,973	16,959,237
Ensign Group Inc. (The)	1,102,170	42,753,174
Genesis Healthcare Inc.(a)(b)	1,241,109	1,464,509
Guardant Health Inc.(a)(b)	320,043	12,030,416
HealthEquity Inc.(a)(b)	1,201,157	71,649,015
LHC Group Inc.(a)(b)	656,468	61,629,216
Magellan Health Inc.(a)(b)	520,717	29,623,590
National HealthCare Corp.	269,259	21,123,369
National Research Corp.	244,818	9,337,358
Owens & Minor Inc.	1,365,363	8,642,748
Patterson Companies Inc.	1,830,068	35,979,137
PetIQ Inc.(a)(b)	348,161	8,171,339
Providence Service Corp. (The)(a)(b)	251,207	15,077,444
Quorum Health Corp.(a)(b)	632,505	1,827,939
R1 RCM Inc.(a)(b)	2,333,596	18,552,088
RadNet Inc.(a)(b)	879,661	8,946,152
Select Medical Holdings Corp.(a)(b)	2,395,297	36,767,809
Surgery Partners Inc.(a)(b)	411,839	4,031,904
Tenet Healthcare Corp.(a)(b)	1,847,541	31,666,853
Tivity Health Inc.(a)	887,760	22,025,326
Triple-S Management Corp., Class B(a)	485,130	8,436,411
U.S. Physical Therapy Inc.(b)	277,188	28,370,192

		757,835,409

Health Care Technology — 1.2%
Allscripts Healthcare Solutions Inc.(a)(b)	3,849,050	37,104,842
Castlight Health Inc., Class B(a)(b)	1,708,506	3,707,458
Computer Programs & Systems Inc.(b)	260,409	6,536,266
Evolent Health Inc., Class A(a)(b)	1,509,443	30,113,388
HealthStream Inc.	572,575	13,827,686
HMS Holdings Corp.(a)(b)	1,844,962	51,898,781
Inovalon Holdings Inc., Class A(a)(b)	1,528,963	21,680,695
Inspire Medical Systems Inc.(a)(b)	262,551	11,092,780
Medidata Solutions Inc.(a)(b)	1,287,270	86,787,743
NantHealth Inc.(a)(b)	548,939	298,733
NextGen Healthcare Inc.(a)(b)	1,193,270	18,078,041
Omnicell Inc.(a)(b)	859,389	52,628,982
Simulations Plus Inc.	255,385	5,082,162
Tabula Rasa HealthCare Inc.(a)(b)	392,055	24,997,427
Teladoc Health Inc.(a)(b)	1,487,247	73,722,834
Vocera Communications Inc.(a)(b)	667,384	26,261,560

		463,819,378

Hotels, Restaurants & Leisure — 3.0%
BBX Capital Corp.(b)	1,415,690	8,111,904
Belmond Ltd., Class A(a)(b)	1,986,950	49,733,358
Biglari Holdings Inc., Class A(a)	2,080	1,222,354
Biglari Holdings Inc., Class B, NVS(a)	20,799	2,362,350
BJ’s Restaurants Inc.(b)	457,645	23,143,108
Bloomin’ Brands Inc.	1,857,086	33,223,268
Bluegreen Vacations Corp.(b)	164,557	2,127,722
Bojangles’ Inc.(a)(b)	396,760	6,379,901
Boyd Gaming Corp.	1,822,442	37,870,345
Brinker International Inc.	863,619	37,981,964

254

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group Inc.(a)	795,826	$7,830,928
Century Casinos Inc.(a)(b)	599,767	4,432,278
Cheesecake Factory Inc. (The)	944,588	41,099,024
Churchill Downs Inc.	262,385	64,006,197
Chuy’s Holdings Inc.(a)(b)	383,034	6,795,023
Cracker Barrel Old Country Store Inc.(b)	433,405	69,284,123
Dave & Buster’s Entertainment Inc.	891,156	39,709,911
Del Frisco’s Restaurant Group Inc.(a)(b)	727,491	5,201,561
Del Taco Restaurants Inc.(a)(b)	675,045	6,743,700
Denny’s Corp.(a)(b)	1,350,112	21,885,315
Dine Brands Global Inc.	374,168	25,196,473
Drive Shack Inc.(a)(b)	1,429,148	5,602,260
El Pollo Loco Holdings Inc.(a)(b)	494,944	7,508,300
Eldorado Resorts Inc.(a)(b)	1,469,370	53,205,888
Empire Resorts Inc.(a)(b)	72,927	738,750
Fiesta Restaurant Group Inc.(a)(b)	516,219	8,006,557
Golden Entertainment Inc.(a)	424,437	6,799,481
Habit Restaurants Inc. (The), Class A(a)(b)	445,241	4,675,030
International Speedway Corp., Class A	537,686	23,582,908
J Alexander’s Holdings Inc.(a)	285,949	2,353,360
Jack in the Box Inc.	613,442	47,621,502
Lindblad Expeditions Holdings Inc.(a)(b)	476,989	6,420,272
Marriott Vacations Worldwide Corp.	865,082	60,996,932
Monarch Casino & Resort Inc.(a)(b)	248,386	9,473,442
Nathan’s Famous Inc.	64,162	4,263,565
Noodles & Co.(a)(b)	301,156	2,105,080
Papa John’s International Inc.	494,434	19,683,417
Penn National Gaming Inc.(a)(b)	2,431,311	45,781,586
Planet Fitness Inc., Class A(a)(b)	1,974,314	105,862,717
PlayAGS Inc.(a)(b)	483,400	11,118,200
Potbelly Corp.(a)(b)	500,272	4,027,190
RCI Hospitality Holdings Inc.(b)	212,717	4,749,971
Red Lion Hotels Corp.(a)(b)	377,623	3,096,509
Red Robin Gourmet Burgers Inc.(a)(b)	288,293	7,703,189
Red Rock Resorts Inc., Class A	1,543,147	31,341,316
Ruth’s Hospitality Group Inc.	636,776	14,473,918
Scientific Games Corp./DE, Class A(a)(b)	1,228,703	21,969,210
SeaWorld Entertainment Inc.(a)	1,216,993	26,883,375
Shake Shack Inc., Class A(a)(b)	546,502	24,822,121
Speedway Motorsports Inc.	254,341	4,138,128
Texas Roadhouse Inc.	1,512,918	90,321,205
Town Sports International Holdings Inc.(a)(b)	321,492	2,057,549
Wingstop Inc.	644,000	41,338,360

		1,197,062,095

Household Durables — 1.5%
Bassett Furniture Industries Inc.	224,254	4,494,050
Beazer Homes USA Inc.(a)(b)	708,591	6,717,443
Cavco Industries Inc.(a)(b)	189,066	24,650,425
Century Communities Inc.(a)(b)	586,545	10,123,767
Ethan Allen Interiors Inc.	540,396	9,505,566
Flexsteel Industries Inc.	164,187	3,625,249
GoPro Inc., Class A(a)(b)	2,541,271	10,774,989
Green Brick Partners Inc.(a)(b)	545,509	3,949,485
Hamilton Beach Brands Holding Co., Class A	143,400	3,364,164
Helen of Troy Ltd.(a)(b)	591,075	77,537,218
Hooker Furniture Corp.	256,847	6,765,350
Hovnanian Enterprises Inc., Class A(a)(b)	2,673,326	1,828,288
Installed Building Products Inc.(a)(b)	491,234	16,549,673
iRobot Corp.(a)(b)	601,211	50,345,409
KB Home(b)	1,920,036	36,672,688

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	1,041,791	$28,868,029
LGI Homes Inc.(a)(b)	410,577	18,566,292
Lifetime Brands Inc.	261,299	2,620,829
Lovesac Co. (The)(a)(b)	125,694	2,883,420
M/I Homes Inc.(a)(b)	598,663	12,583,896
MDC Holdings Inc.	1,012,582	28,463,680
Meritage Homes Corp.(a)(b)	854,233	31,367,436
New Home Co. Inc. (The)(a)(b)	323,453	1,691,659
Purple Innovation Inc.(a)(b)	96,776	570,011
Roku Inc.(a)(b)	968,032	29,660,500
Skyline Champion Corp.	626,846	9,208,368
Sonos Inc.(a)(b)	343,880	3,376,902
Taylor Morrison Home Corp., Class A(a)(b)	2,599,802	41,336,852
TopBuild Corp.(a)(b)	784,514	35,303,130
TRI Pointe Group Inc.(a)(b)	3,134,895	34,264,402
Tupperware Brands Corp.	1,078,647	34,052,886
Turtle Beach Corp.(a)(b)	174,417	2,488,931
Universal Electronics Inc.(a)(b)	306,066	7,737,348
Vuzix Corp.(a)(b)	522,620	2,513,802
William Lyon Homes, Class A(a)(b)	682,206	7,292,782
ZAGG Inc.(a)(b)	612,449	5,989,751

		607,744,670

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	228,896	7,885,467
Central Garden & Pet Co., Class A, NVS(a)(b)	892,711	27,897,219
Oil-Dri Corp. of America	119,288	3,161,132
WD-40 Co.	303,720	55,659,727

		94,603,545

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	2,400,654	5,209,419
Clearway Energy Inc., Class A	764,402	12,933,682
Clearway Energy Inc., Class C	1,627,034	28,066,336
Ormat Technologies Inc.(b)	888,817	46,485,129
Pattern Energy Group Inc., Class A	1,806,953	33,645,465
TerraForm Power Inc., Class A	1,623,467	18,215,300

		144,555,331

Industrial Conglomerates — 0.1%
Raven Industries Inc.	795,597	28,792,655

Insurance — 2.8%
Ambac Financial Group Inc.(a)(b)	998,058	17,206,520
American Equity Investment Life Holding Co.	2,054,615	57,405,943
AMERISAFE Inc.	380,592	21,575,760
Argo Group International Holdings Ltd.	727,572	48,929,217
Citizens Inc./TX(a)(b)	1,103,165	8,295,801
CNO Financial Group Inc.	3,664,548	54,528,474
Crawford & Co., Class B	272,996	2,456,964
Donegal Group Inc., Class A	216,981	2,960,706
eHealth Inc.(a)(b)	429,438	16,499,008
EMC Insurance Group Inc.	208,564	6,642,763
Employers Holdings Inc.	670,160	28,126,615
Enstar Group Ltd.(a)	270,106	45,261,662
FBL Financial Group Inc., Class A	220,500	14,475,825
FedNat Holding Co.(b)	275,585	5,489,653
Genworth Financial Inc., Class A(a)	11,200,633	52,194,950
Global Indemnity Ltd.(b)	195,731	7,091,334
Goosehead Insurance Inc., Class A(a)(b)	216,554	5,693,205
Greenlight Capital Re Ltd., Class A(a)(b)	635,783	5,480,449
Hallmark Financial Services Inc.(a)(b)	300,368	3,210,934

255

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
HCI Group Inc.	168,565	$8,564,788
Health Insurance Innovations Inc., Class A(a)(b)	285,790	7,639,167
Heritage Insurance Holdings Inc.(b)	472,404	6,953,787
Horace Mann Educators Corp.	916,836	34,335,508
Independence Holding Co.	103,611	3,647,107
Investors Title Co.	33,188	5,863,656
James River Group Holdings Ltd.	576,594	21,068,745
Kemper Corp.	1,106,508	73,450,001
Kingstone Companies Inc.	199,939	3,536,921
Kinsale Capital Group Inc.(b)	433,242	24,070,926
Maiden Holdings Ltd.	1,313,174	2,166,737
MBIA Inc.(a)(b)	1,984,625	17,702,855
National General Holdings Corp.	1,429,521	34,608,703
National Western Life Group Inc., Class A	50,344	15,138,441
Navigators Group Inc. (The)	456,698	31,735,944
NI Holdings Inc.(a)	222,942	3,506,878
Primerica Inc.	842,419	82,312,761
ProAssurance Corp.	1,185,193	48,071,428
Protective Insurance Corp., Class B	219,519	3,654,991
RLI Corp.	875,515	60,401,780
Safety Insurance Group Inc.	324,135	26,517,484
Selective Insurance Group Inc.	1,269,832	77,383,562
State Auto Financial Corp.	370,734	12,619,785
Stewart Information Services Corp	529,957	21,940,220
Third Point Reinsurance Ltd.(a)	1,644,017	15,848,324
Tiptree Inc.(b)	586,954	3,281,073
Trupanion Inc.(a)(b)	577,270	14,697,294
United Fire Group Inc.	455,426	25,253,372
United Insurance Holdings Corp.	468,776	7,791,057
Universal Insurance Holdings Inc.	712,212	27,007,079

		1,124,296,157

Interactive Media & Services — 0.5%
Care.com Inc.(a)(b)	432,410	8,349,837
Cargurus Inc.(a)(b)	1,111,957	37,506,310
Cars.com Inc.(a)(b)	1,529,912	32,893,108
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	1,608,969	25,566,517
Meet Group Inc. (The)(a)(b)	1,564,355	7,242,964
QuinStreet Inc.(a)(b)	984,763	15,982,703
Travelzoo(a)(b)	106,332	1,045,244
TrueCar Inc.(a)(b)	2,072,385	18,775,808
Yelp Inc.(a)(b)	1,805,096	63,160,309

		210,522,800

Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com Inc., Class A(a)(b)	597,055	7,301,983
Duluth Holdings Inc., Class B(a)(b)	174,375	4,399,481
Etsy Inc.(a)(b)	2,657,456	126,415,182
Gaia Inc.(a)(b)	249,809	2,588,021
Groupon Inc.(a)(b)	9,860,577	31,553,846
Lands’ End Inc.(a)(b)	233,103	3,312,394
Leaf Group Ltd.(a)(b)	362,617	2,483,927
Liberty Expedia Holdings Inc., Class A(a)(b)	1,208,962	47,282,504
Liquidity Services Inc.(a)(b)	585,481	3,612,418
Nutrisystem Inc.	656,480	28,806,342
Overstock.com Inc.(a)(b)	509,661	6,921,196
PetMed Express Inc.	443,001	10,304,203
Quotient Technology Inc.(a)(b)	1,770,070	18,904,348
Remark Holdings Inc.(a)(b)	605,051	732,112
Shutterfly Inc.(a)(b)	740,332	29,805,766
Shutterstock Inc.(b)	418,327	15,063,955

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Stamps.com Inc.(a)(b)	389,883	$60,681,390

		400,169,068

IT Services — 2.0%
Brightcove Inc.(a)(b)	798,220	5,619,469
CACI International Inc., Class A(a)(b)	548,669	79,024,796
Carbonite Inc.(a)(b)	713,458	18,021,949
Cardtronics PLC, Class A(a)(b)	880,695	22,898,070
Cass Information Systems Inc.	317,693	16,812,314
ConvergeOne Holdings Inc.(b)	546,131	6,761,102
CSG Systems International Inc.	725,769	23,057,681
Endurance International Group Holdings Inc.(a)(b)	1,557,991	10,360,640
Everi Holdings Inc.(a)(b)	1,415,211	7,288,337
EVERTEC Inc.	1,351,794	38,796,488
Evo Payments Inc., Class A(a)(b)	529,609	13,065,454
Exela Technologies Inc.(a)(b)	1,051,987	4,092,229
ExlService Holdings Inc.(a)(b)	743,052	39,099,396
GTT Communications Inc.(a)(b)	948,273	22,436,139
Hackett Group Inc. (The)	552,844	8,851,032
I3 Verticals Inc., Class A(a)(b)	168,473	4,060,199
Information Services Group Inc.(a)(b)	809,657	3,432,946
Internap Corp.(a)(b)	535,892	2,223,952
Limelight Networks Inc.(a)(b)	2,382,474	5,574,989
LiveRamp Holdings Inc.(a)	1,742,473	67,311,732
ManTech International Corp./VA, Class A	592,812	31,001,104
MAXIMUS Inc.	1,424,495	92,720,380
MoneyGram International Inc.(a)	708,050	1,416,100
NIC Inc.	1,393,757	17,394,087
Perficient Inc.(a)(b)	714,963	15,915,076
Perspecta Inc.	3,189,322	54,920,125
PFSweb Inc.(a)(b)	337,321	1,730,457
Presidio Inc.	810,966	10,583,106
PRGX Global Inc.(a)(b)	457,953	4,336,815
Science Applications International Corp.	941,453	59,970,556
ServiceSource International Inc.(a)	1,782,189	1,924,764
Sykes Enterprises Inc.(a)(b)	877,773	21,707,326
Travelport Worldwide Ltd.	2,810,866	43,905,727
TTEC Holdings Inc.	314,116	8,974,294
Tucows Inc., Class A(a)(b)	211,135	12,680,768
Unisys Corp.(a)(b)	1,131,763	13,162,404
Virtusa Corp.(a)(b)	624,388	26,592,685

		817,724,688

Leisure Products — 0.4%
Acushnet Holdings Corp.(b)	768,270	16,187,449
American Outdoor Brands Corp.(a)(b)	1,175,000	15,110,500
Callaway Golf Co.	2,096,134	32,070,850
Clarus Corp.	441,576	4,468,749
Escalade Inc.	260,759	2,985,691
Johnson Outdoors Inc., Class A	109,574	6,436,377
Malibu Boats Inc., Class A(a)(b)	461,056	16,044,749
Marine Products Corp.	187,175	3,165,129
MasterCraft Boat Holdings Inc.(a)	401,825	7,514,128
Nautilus Inc.(a)(b)	683,606	7,451,305
Sturm Ruger & Co. Inc.	370,884	19,738,446
Vista Outdoor Inc.(a)(b)	1,242,420	14,101,467
YETI Holdings Inc.(a)	376,725	5,590,599

		150,865,439

Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics Inc.(a)(b)	562,537	6,469,176
Cambrex Corp.(a)(b)	741,149	27,985,786

256

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
ChromaDex Corp.(a)(b)	854,096	$2,929,549
Codexis Inc.(a)(b)	1,130,032	18,871,534
Enzo Biochem Inc.(a)(b)	977,359	2,717,058
Fluidigm Corp.(a)(b)	628,224	5,415,291
Harvard Bioscience Inc.(a)(b)	805,217	2,560,590
Luminex Corp.	921,360	21,292,630
Medpace Holdings Inc.(a)(b)	482,101	25,517,606
NanoString Technologies Inc.(a)(b)	554,253	8,219,572
NeoGenomics Inc.(a)(b)	1,426,768	17,991,544
Pacific Biosciences of California Inc.(a)(b)	3,025,202	22,386,495
Quanterix Corp.(a)(b)	185,493	3,396,377
Syneos Health Inc.(a)(b)	1,381,004	54,342,507

		220,095,715

Machinery — 3.7%
Actuant Corp., Class A(b)	1,347,240	28,278,568
Alamo Group Inc.	213,856	16,535,346
Albany International Corp., Class A	637,529	39,800,935
Altra Industrial Motion Corp.	1,341,329	33,734,424
Astec Industries Inc.	500,411	15,107,408
Barnes Group Inc.	1,069,568	57,350,236
Blue Bird Corp.(a)	302,474	5,502,002
Briggs & Stratton Corp.	907,357	11,868,230
Chart Industries Inc.(a)(b)	682,530	44,384,926
CIRCOR International Inc.(b)	356,139	7,585,761
Columbus McKinnon Corp./NY(b)	491,635	14,817,879
Commercial Vehicle Group Inc.(a)(b)	671,157	3,825,595
DMC Global Inc.(b)	315,729	11,088,402
Douglas Dynamics Inc.	492,985	17,693,232
Eastern Co. (The)	118,968	2,876,646
Energy Recovery Inc.(a)(b)	786,712	5,294,572
EnPro Industries Inc.	452,135	27,173,313
ESCO Technologies Inc.	565,117	37,269,466
Evoqua Water Technologies Corp.(a)(b)	1,693,106	16,253,818
Federal Signal Corp.	1,318,795	26,244,020
Franklin Electric Co. Inc.	1,029,569	44,147,919
FreightCar America Inc.(a)	273,644	1,830,678
Gencor Industries Inc.(a)(b)	217,666	2,387,796
Global Brass & Copper Holdings Inc.	482,845	12,143,552
Gorman-Rupp Co. (The)	400,571	12,982,506
Graham Corp.	219,309	5,009,018
Greenbrier Companies Inc. (The)	700,042	27,679,661
Harsco Corp.(a)(b)	1,781,727	35,385,098
Hillenbrand Inc.	1,402,669	53,203,235
Hurco Companies Inc.	143,310	5,116,167
Hyster-Yale Materials Handling Inc.	232,660	14,415,614
John Bean Technologies Corp.(b)	695,953	49,976,385
Kadant Inc.	239,215	19,486,454
Kennametal Inc.	1,819,168	60,541,911
LB Foster Co., Class A(a)(b)	217,049	3,451,079
Lindsay Corp.	236,522	22,765,242
Lydall Inc.(a)(b)	375,546	7,627,339
Manitex International Inc.(a)(b)	322,571	1,832,203
Manitowoc Co. Inc. (The)(a)(b)	791,899	11,696,348
Meritor Inc.(a)(b)	1,799,548	30,430,357
Milacron Holdings Corp.(a)(b)	1,539,239	18,301,552
Miller Industries Inc./TN	246,554	6,656,958
Mueller Industries Inc.	1,258,377	29,395,687
Mueller Water Products Inc., Class A	3,419,453	31,117,022
Navistar International Corp.(a)(b)	1,088,224	28,239,413
NN Inc.	930,614	6,244,420

Security	Shares	Value

Machinery (continued)
Omega Flex Inc.	65,951	$3,565,971
Park-Ohio Holdings Corp.	192,850	5,918,566
Proto Labs Inc.(a)(b)	604,375	68,167,456
RBC Bearings Inc.(a)(b)	533,630	69,958,893
REV Group Inc.	648,505	4,870,273
Rexnord Corp.(a)(b)	2,321,380	53,275,671
Spartan Motors Inc.	744,944	5,385,945
SPX Corp.(a)	971,154	27,202,023
SPX FLOW Inc.(a)	947,104	28,810,904
Standex International Corp.	287,353	19,304,374
Sun Hydraulics Corp.(b)	639,719	21,232,274
Tennant Co.	392,252	20,440,252
Titan International Inc.	1,123,588	5,235,920
TriMas Corp.(a)(b)	1,017,382	27,764,355
Twin Disc Inc.(a)	208,442	3,074,519
Wabash National Corp.	1,225,213	16,025,786
Watts Water Technologies Inc., Class A	620,203	40,021,700
Woodward Inc.	1,198,286	89,020,667

		1,474,023,942

Marine — 0.1%
Costamare Inc.	1,103,219	4,843,131
Eagle Bulk Shipping Inc.(a)(b)	1,058,800	4,881,068
Genco Shipping & Trading Ltd.(a)(b)	171,751	1,355,115
Matson Inc.	951,432	30,464,853
Safe Bulkers Inc.(a)(b)	1,189,065	2,116,536
Scorpio Bulkers Inc.	1,339,159	7,405,549

		51,066,252

Media — 1.4%
Beasley Broadcast Group Inc., Class A	107,475	403,031
Boston Omaha Corp., Class A(a)(b)	112,043	2,621,806
Cardlytics Inc.(a)(b)	127,643	1,382,374
Central European Media Enterprises Ltd., Class A(a)(b)	1,915,130	5,324,061
Clear Channel Outdoor Holdings Inc., Class A	881,272	4,573,802
Daily Journal Corp.(a)(b)	26,407	6,179,238
Emerald Expositions Events Inc.	550,457	6,792,639
Entercom Communications Corp., Class A	2,841,844	16,226,929
Entravision Communications Corp., Class A	1,438,932	4,187,292
EW Scripps Co. (The), Class A, NVS(b)	1,038,805	16,340,403
Fluent Inc.(a)(b)	723,210	2,603,556
Gannett Co. Inc.	2,503,657	21,356,194
Gray Television Inc.(a)(b)	1,761,052	25,957,906
Hemisphere Media Group Inc.(a)(b)	401,754	4,877,294
Liberty Latin America Ltd., Class A(a)(b)	964,452	13,965,265
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,518,244	36,690,815
Loral Space & Communications Inc.(a)(b)	294,285	10,962,116
MDC Partners Inc., Class A(a)	1,329,907	3,471,057
Meredith Corp.	884,431	45,937,346
MSG Networks Inc., Class A(a)(b)	1,305,924	30,767,569
National CineMedia Inc.	1,712,070	11,094,214
New Media Investment Group Inc.	1,323,652	15,314,654
New York Times Co. (The), Class A(b)	2,932,611	65,367,899
Nexstar Media Group Inc., Class A	999,528	78,602,882
Saga Communications Inc., Class A	87,604	2,911,081
Scholastic Corp., NVS	629,552	25,345,764
Sinclair Broadcast Group Inc., Class A	1,510,443	39,785,069
TechTarget Inc.(a)(b)	445,061	5,434,195
TEGNA Inc.	4,809,448	52,278,700
Tribune Publishing Co.(a)(b)	411,909	4,671,048

257

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
WideOpenWest Inc.(a)(b)	678,172	$4,835,366

		566,261,565

Metals & Mining — 1.2%
AK Steel Holding Corp.(a)(b)	7,002,189	15,754,925
Allegheny Technologies Inc.(a)(b)	2,796,122	60,871,576
Carpenter Technology Corp.	1,029,735	36,668,863
Century Aluminum Co.(a)(b)	1,114,705	8,148,494
Cleveland-Cliffs Inc.(a)(b)	6,635,481	51,026,849
Coeur Mining Inc.(a)(b)	4,083,499	18,253,241
Commercial Metals Co.	2,573,587	41,228,864
Compass Minerals International Inc.	753,689	31,421,294
Ferroglobe PLC(a)(c)	1,289,900	13
Gold Resource Corp.(b)	1,201,725	4,806,900
Haynes International Inc.	280,443	7,403,695
Hecla Mining Co.(b)	10,135,743	23,920,353
Kaiser Aluminum Corp.	360,957	32,229,850
Materion Corp.	446,531	20,089,430
Olympic Steel Inc.	218,862	3,123,161
Ramaco Resources Inc.(a)(b)	132,587	656,306
Ryerson Holding Corp.(a)	346,097	2,194,255
Schnitzer Steel Industries Inc., Class A	578,281	12,461,956
SunCoke Energy Inc.(a)	1,442,373	12,332,289
Synalloy Corp.	183,456	3,043,535
Tahoe Resources Inc.(a)	6,894,352	25,164,385
TimkenSteel Corp.(a)	852,995	7,455,176
Universal Stainless & Alloy Products Inc.(a)	163,903	2,656,868
Warrior Met Coal Inc.	952,001	22,952,744
Worthington Industries Inc.	936,943	32,643,094

		476,508,116

Mortgage Real Estate Investment — 1.1%
AG Mortgage Investment Trust Inc.	636,733	10,143,157
Anworth Mortgage Asset Corp.(b)	2,205,211	8,909,052
Apollo Commercial Real Estate Finance Inc.(b)	2,790,389	46,487,881
Arbor Realty Trust Inc.(b)	1,260,617	12,694,413
Ares Commercial Real Estate Corp.(b)	616,037	8,033,122
ARMOUR Residential REIT Inc.(b)	949,138	19,457,329
Blackstone Mortgage Trust Inc., Class A(b)	2,512,152	80,037,163
Capstead Mortgage Corp.(b)	2,002,083	13,353,894
Cherry Hill Mortgage Investment Corp.(b)	349,009	6,121,618
Colony Credit Real Estate Inc.(b)	1,857,541	29,330,572
Dynex Capital Inc.(b)	1,279,391	7,318,117
Exantas Capital Corp.	662,237	6,635,615
Granite Point Mortgage Trust Inc.(b)	962,177	17,348,051
Great Ajax Corp.	355,049	4,278,340
Invesco Mortgage Capital Inc.(b)	2,500,904	36,213,090
KKR Real Estate Finance Trust Inc.	474,864	9,093,646
Ladder Capital Corp.(b)	2,040,838	31,571,764
New York Mortgage Trust Inc.(b)	3,438,969	20,255,527
Orchid Island Capital Inc.(b)	1,185,436	7,574,936
PennyMac Mortgage Investment Trust(b)(d)	1,314,454	24,475,134
Ready Capital Corp.(b)	396,739	5,486,900
Redwood Trust Inc.(b)	1,854,956	27,954,187
TPG RE Finance Trust Inc.(b)	775,457	14,175,354
Western Asset Mortgage Capital Corp.(b)	1,034,223	8,625,420

		455,574,282

Multi-Utilities — 0.6%
Avista Corp.	1,462,158	62,112,472
Black Hills Corp.	1,203,132	75,532,627
NorthWestern Corp.	1,133,321	67,364,600

Security	Shares	Value

Multi-Utilities (continued)
Unitil Corp.	323,156	$16,364,620

		221,374,319

Multiline Retail — 0.3%
Big Lots Inc.(b)	897,654	25,960,154
Dillard’s Inc., Class A(b)	260,560	15,714,373
JC Penney Co. Inc.(a)(b)	6,969,249	7,248,019
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,105,502	73,526,938

		122,449,484

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(a)(b)	3,528,111	3,845,641
Adams Resources & Energy Inc.	47,786	1,849,796
Alta Mesa Resources Inc., Class A(a)(b)	2,247,914	2,247,914
Approach Resources Inc.(a)(b)	963,419	840,101
Arch Coal Inc., Class A	386,910	32,109,661
Ardmore Shipping Corp.(a)	726,785	3,394,086
Berry Petroleum Corp.	287,444	2,515,135
Bonanza Creek Energy Inc.(a)	418,847	8,657,568
California Resources Corp.(a)(b)	1,005,652	17,136,310
Callon Petroleum Co.(a)(b)	5,047,743	32,759,852
Carrizo Oil & Gas Inc.(a)(b)	1,951,243	22,029,533
Clean Energy Fuels Corp.(a)(b)	3,064,933	5,271,685
Cloud Peak Energy Inc.(a)(b)	1,620,818	593,706
CONSOL Energy Inc.(a)(b)	623,708	19,777,781
CVR Energy Inc.	403,830	13,924,058
Delek U.S. Holdings Inc.	1,815,237	59,013,355
Denbury Resources Inc.(a)	10,238,762	17,508,283
DHT Holdings Inc.	2,039,644	7,995,405
Dorian LPG Ltd.(a)(b)	615,124	3,586,173
Earthstone Energy Inc., Class A(a)(b)	440,306	1,990,183
Eclipse Resources Corp.(a)(b)	1,909,311	2,004,777
Energy Fuels Inc./Canada(a)(b)	1,882,922	5,366,328
EP Energy Corp., Class A(a)	869,533	608,673
Evolution Petroleum Corp.	573,149	3,908,876
Frontline Ltd./Bermuda(a)(b)	1,690,163	9,346,601
GasLog Ltd.	914,679	15,055,616
Golar LNG Ltd.(b)	2,111,636	45,949,199
Goodrich Petroleum Corp.(a)(b)	192,225	2,595,038
Green Plains Inc.	873,129	11,446,721
Gulfport Energy Corp.(a)(b)	3,859,238	25,278,009
Halcon Resources Corp.(a)(b)	2,978,313	5,063,132
Hallador Energy Co.	412,662	2,092,196
HighPoint Resources Corp.(a)(b)	2,413,683	6,010,071
International Seaways Inc.(a)(b)	482,732	8,129,207
Isramco Inc.(a)	15,867	1,880,240
Jagged Peak Energy Inc.(a)(b)	1,448,150	13,207,128
Laredo Petroleum Inc.(a)(b)	3,494,023	12,648,363
Lilis Energy Inc.(a)(b)	1,016,205	1,392,201
Matador Resources Co.(a)(b)	2,332,647	36,226,008
Midstates Petroleum Co. Inc.(a)	332,667	2,498,329
NACCO Industries Inc., Class A	83,962	2,846,312
NextDecade Corp.(a)(b)	170,031	918,167
Nordic American Tankers Ltd.	3,080,433	6,160,866
Northern Oil and Gas Inc.(a)(b)	4,272,272	9,655,335
Oasis Petroleum Inc.(a)(b)	5,957,221	32,943,432
Overseas Shipholding Group Inc., Series A(a)	1,270,044	2,108,273
Panhandle Oil and Gas Inc., Class A	345,466	5,354,723
Par Pacific Holdings Inc.(a)(b)	690,170	9,786,611
PDC Energy Inc.(a)	1,479,161	44,019,831
Peabody Energy Corp.	1,745,608	53,206,132

258

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp.(a)(b)	275,487	$14,892,827
PetroCorp Inc. Escrow(a)(c)	26,106	—
Renewable Energy Group Inc.(a)(b)	822,320	21,133,624
Resolute Energy Corp.(a)(b)	485,948	14,082,773
REX American Resources Corp.(a)(b)	123,953	8,442,439
Ring Energy Inc.(a)(b)	1,270,564	6,454,465
Rosehill Resources Inc.(a)(b)	54,426	121,370
Sanchez Energy Corp.(a)(b)	1,355,800	366,066
SandRidge Energy Inc.(a)	680,354	5,177,494
Scorpio Tankers Inc.	10,094,050	17,765,528
SemGroup Corp., Class A	1,749,513	24,108,289
Ship Finance International Ltd.	1,795,297	18,904,477
SilverBow Resources Inc.(a)(b)	160,378	3,791,336
Southwestern Energy Co.(a)(b)	13,136,087	44,794,057
SRC Energy Inc.(a)(b)	5,328,114	25,042,136
Talos Energy Inc.(a)(b)	447,206	7,298,402
Teekay Corp.(b)	1,520,801	5,079,475
Teekay Tankers Ltd., Class A	4,474,625	4,152,452
Tellurian Inc.(a)(b)	1,886,161	13,108,819
Ultra Petroleum Corp.(a)(b)	3,533,755	2,686,007
Uranium Energy Corp.(a)(b)	3,851,345	4,814,181
W&T Offshore Inc.(a)(b)	2,104,469	8,670,412
WildHorse Resource Development Corp.(a)	600,674	8,475,510
World Fuel Services Corp.	1,494,484	31,996,902
Zion Oil & Gas Inc.(a)(b)	1,182,917	493,750

		926,605,412

Paper & Forest Products — 0.4%
Boise Cascade Co.	855,147	20,395,256
Clearwater Paper Corp.(a)(b)	373,884	9,111,553
Louisiana-Pacific Corp.	3,160,183	70,219,267
Neenah Inc.	364,035	21,448,942
PH Glatfelter Co.	966,451	9,432,562
Schweitzer-Mauduit International Inc.	682,240	17,090,112
Verso Corp., Class A(a)(b)	767,238	17,186,131

		164,883,823

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,206,570	45,065,390
elf Beauty Inc.(a)(b)	493,837	4,276,628
Inter Parfums Inc.	387,816	25,429,095
Medifast Inc.	261,298	32,667,476
Natural Health Trends Corp.(b)	178,713	3,304,403
Nature’s Sunshine Products Inc.(a)	232,386	1,893,946
Revlon Inc., Class A(a)(b)	180,645	4,550,448
USANA Health Sciences Inc.(a)(b)	281,153	33,100,143

		150,287,529

Pharmaceuticals — 1.9%
Aclaris Therapeutics Inc.(a)	782,494	5,782,631
Aerie Pharmaceuticals Inc.(a)(b)	788,022	28,447,594
Akcea Therapeutics Inc.(a)(b)	287,576	8,667,541
Akorn Inc.(a)(b)	2,072,337	7,025,222
Amneal Pharmaceuticals Inc.(a)(b)	1,922,720	26,014,402
Amphastar Pharmaceuticals Inc.(a)(b)	782,802	15,577,760
Ampio Pharmaceuticals Inc.(a)(b)	1,759,690	694,726
ANI Pharmaceuticals Inc.(a)	176,189	7,932,029
Aquestive Therapeutics Inc.(a)(b)	114,031	718,395
Aratana Therapeutics Inc.(a)(b)	1,024,950	6,282,944
Arvinas Holding Co. LLC(a)	171,423	2,202,786
Assembly Biosciences Inc.(a)(b)	463,069	10,474,621
Assertio Therapeutics Inc.(a)(b)	1,321,643	4,771,131

Security	Shares	Value

Pharmaceuticals (continued)
Clearside Biomedical Inc.(a)	620,476	$663,909
Collegium Pharmaceutical Inc.(a)(b)	651,258	11,182,100
Corcept Therapeutics Inc.(a)(b)	2,167,786	28,961,621
Cymabay Therapeutics Inc.(a)(b)	1,307,709	10,291,670
Dermira Inc.(a)(b)	784,854	5,643,100
Dova Pharmaceuticals Inc.(a)(b)	261,411	1,981,495
Durect Corp.(a)(b)	3,478,554	1,680,489
Eloxx Pharmaceuticals Inc.(a)(b)	477,291	5,732,265
Endo International PLC(a)(b)	4,994,379	36,458,967
Evolus Inc.(a)(b)	205,808	2,449,115
Horizon Pharma PLC(a)(b)	3,734,707	72,976,175
Innovate Biopharmaceuticals Inc.(a)(b)	455,360	1,051,882
Innoviva Inc.(a)	1,533,684	26,762,786
Intersect ENT Inc.(a)(b)	657,955	18,541,172
Intra-Cellular Therapies Inc.(a)(b)	993,998	11,321,637
Kala Pharmaceuticals Inc.(a)(b)	348,242	1,702,903
Lannett Co. Inc.(a)(b)	654,052	3,244,098
Liquidia Technologies Inc.(a)(b)	106,591	2,308,761
Mallinckrodt PLC(a)(b)	1,834,178	28,980,012
Marinus Pharmaceuticals Inc.(a)(b)	807,956	2,318,834
Medicines Co. (The)(a)(b)	1,538,176	29,440,689
Melinta Therapeutics Inc.(a)(b)	762,890	604,743
Menlo Therapeutics Inc.(a)(b)	141,964	584,892
MyoKardia Inc.(a)(b)	759,056	37,087,476
Neos Therapeutics Inc.(a)(b)	1,033,920	1,705,968
Ocular Therapeutix Inc.(a)(b)	723,936	2,881,265
Odonate Therapeutics Inc.(a)(b)	150,560	2,119,885
Omeros Corp.(a)(b)	1,016,932	11,328,622
Optinose Inc.(a)(b)	382,696	2,372,715
Osmotica Pharmaceuticals PLC(a)	215,125	1,667,219
Pacira Pharmaceuticals Inc./DE(a)(b)	882,222	37,953,190
Paratek Pharmaceuticals Inc.(a)(b)	698,926	3,585,490
Phibro Animal Health Corp., Class A	450,190	14,478,110
Prestige Consumer Healthcare Inc.(a)(b)	1,158,797	35,783,651
Reata Pharmaceuticals Inc., Class A(a)(b)	418,566	23,481,553
resTORbio Inc.(a)(b)	153,053	1,319,317
Revance Therapeutics Inc.(a)(b)	728,292	14,660,518
scPharmaceuticals Inc.(a)(b)	168,613	633,985
Sienna Biopharmaceuticals Inc.(a)(b)	363,266	842,777
SIGA Technologies Inc.(a)(b)	1,152,068	9,101,337
Supernus Pharmaceuticals Inc.(a)(b)	1,093,417	36,323,313
Teligent Inc.(a)(b)	883,548	1,210,461
Tetraphase Pharmaceuticals Inc.(a)(b)	1,207,287	1,364,234
TherapeuticsMD Inc.(a)(b)	4,122,514	15,706,778
Theravance Biopharma Inc.(a)(b)	957,197	24,494,671
Tricida Inc.(a)(b)	255,037	6,013,772
Verrica Pharmaceuticals Inc.(a)(b)	126,659	1,032,271
WaVe Life Sciences Ltd.(a)(b)	391,150	16,443,946
Xeris Pharmaceuticals Inc.(a)(b)	147,890	2,514,130
Zogenix Inc.(a)(b)	932,439	33,996,726
Zomedica Pharmaceuticals Corp.(a)(b)	875,681	1,077,088

		770,655,565

Professional Services — 1.5%
Acacia Research Corp.(a)(b)	777,464	2,316,843
ASGN Inc.(a)(b)	1,126,808	61,411,036
Barrett Business Services Inc.	158,596	9,079,621
BG Staffing Inc.	165,803	3,423,832
CBIZ Inc.(a)(b)	1,132,677	22,313,737
CRA International Inc.	178,760	7,606,238
Exponent Inc.	1,153,087	58,473,042

259

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Forrester Research Inc.	227,617	$10,174,480
Franklin Covey Co.(a)(b)	216,102	4,825,558
FTI Consulting Inc.(a)(b)	849,599	56,617,277
GP Strategies Corp.(a)(b)	272,610	3,437,612
Heidrick & Struggles International Inc.	414,512	12,928,629
Huron Consulting Group Inc.(a)(b)	490,715	25,178,587
ICF International Inc.(b)	398,792	25,833,746
InnerWorkings Inc.(a)(b)	990,338	3,703,864
Insperity Inc.	857,035	80,012,787
Kelly Services Inc., Class A, NVS	693,583	14,204,580
Kforce Inc	511,839	15,826,062
Korn/Ferry International	1,282,554	50,712,185
Mistras Group Inc.(a)(b)	402,860	5,793,127
Navigant Consulting Inc.	935,089	22,488,890
Resources Connection Inc.	661,488	9,393,130
TriNet Group Inc.(a)(b)	970,574	40,715,579
TrueBlue Inc.(a)(b)	909,701	20,240,847
Upwork Inc.(a)(b)	277,748	5,030,016
WageWorks Inc.(a)(b)	877,629	23,836,404
Willdan Group Inc.(a)(b)	214,327	7,497,158

		603,074,867

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	217,727	4,896,680
American Realty Investors Inc.(a)(b)	45,892	553,917
Consolidated-Tomoka Land Co.(b)	84,860	4,455,150
Cushman & Wakefield PLC(a)(b)	1,039,658	15,043,851
Forestar Group Inc.(a)(b)	243,788	3,376,464
FRP Holdings Inc.(a)(b)	157,081	7,227,297
Griffin Industrial Realty Inc.	27,092	864,235
HFF Inc., Class A	833,364	27,634,350
Kennedy-Wilson Holdings Inc.	2,785,636	50,615,006
Marcus & Millichap Inc.(a)(b)	444,384	15,255,703
Maui Land & Pineapple Co. Inc.(a)(b)	144,999	1,438,390
Newmark Group Inc., Class A	3,342,592	26,807,588
RE/MAX Holdings Inc., Class A	395,791	12,170,573
Redfin Corp.(a)(b)	1,748,053	25,171,963
RMR Group Inc. (The), Class A	160,386	8,513,289
St. Joe Co. (The)(a)(b)	771,292	10,157,916
Stratus Properties Inc.(a)(b)	135,430	3,247,611
Tejon Ranch Co.(a)(b)	463,745	7,688,892
Transcontinental Realty Investors Inc.(a)(b)	36,229	1,026,005
Trinity Place Holdings Inc.(a)(b)	436,120	1,892,761

		228,037,641

Road & Rail — 0.5%
ArcBest Corp.	562,427	19,268,749
Avis Budget Group Inc.(a)(b)	1,489,819	33,491,131
Covenant Transportation Group Inc., Class A(a)(b)	275,256	5,284,915
Daseke Inc.(a)(b)	910,533	3,350,761
Heartland Express Inc.(b)	1,036,285	18,964,016
Hertz Global Holdings Inc.(a)(b)	1,220,655	16,661,941
Marten Transport Ltd.	868,036	14,053,503
PAM Transportation Services Inc.(a)(b)	47,338	1,865,591
Saia Inc.(a)(b)	570,748	31,859,153
U.S. Xpress Enterprises Inc., Class A(a)(b)	457,821	2,568,376
Universal Logistics Holdings Inc.	200,706	3,630,772
USA Truck Inc.(a)(b)	175,418	2,626,007
Werner Enterprises Inc.	1,054,754	31,157,433
YRC Worldwide Inc.(a)(b)	763,718	2,405,712

		187,188,060

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.7%
ACM Research Inc., Class A(a)(b)	180,016	$1,958,574
Adesto Technologies Corp.(a)(b)	448,329	1,972,648
Advanced Energy Industries Inc.(a)(b)	858,224	36,843,556
Alpha & Omega Semiconductor Ltd.(a)(b)	440,348	4,487,146
Ambarella Inc.(a)(b)	685,770	23,988,235
Amkor Technology Inc.(a)(b)	2,323,926	15,244,955
Aquantia Corp.(a)(b)	470,006	4,121,953
Axcelis Technologies Inc.(a)(b)	711,338	12,661,816
AXT Inc.(a)(b)	870,434	3,786,388
Brooks Automation Inc.	1,543,735	40,414,982
Cabot Microelectronics Corp.	633,004	60,356,931
CEVA Inc.(a)	489,879	10,821,427
Cirrus Logic Inc.(a)(b)	1,341,408	44,507,917
Cohu Inc.	882,678	14,184,635
Cree Inc.(a)(b)	2,241,688	95,888,204
Diodes Inc.(a)(b)	892,838	28,802,954
Entegris Inc.	3,157,914	88,090,011
FormFactor Inc.(a)	1,622,962	22,867,535
Ichor Holdings Ltd.(a)(b)	498,678	8,128,451
Impinj Inc.(a)(b)	361,115	5,254,223
Inphi Corp.(a)(b)	961,158	30,901,230
Integrated Device Technology Inc.(a)	2,884,828	139,712,220
Kopin Corp.(a)(b)	1,307,100	1,305,793
Lattice Semiconductor Corp.(a)(b)	2,559,844	17,714,121
MACOM Technology Solutions Holdings Inc.(a)(b)	1,005,802	14,594,187
MaxLinear Inc.(a)(b)	1,399,126	24,624,618
Nanometrics Inc.(a)(b)	506,173	13,833,708
NeoPhotonics Corp.(a)(b)	787,121	5,100,544
NVE Corp.	105,882	9,268,910
PDF Solutions Inc.(a)(b)	644,628	5,434,214
Photronics Inc.(a)(b)	1,469,595	14,225,680
Power Integrations Inc.(b)	634,361	38,683,334
Rambus Inc.(a)(b)	2,315,697	17,761,396
Rudolph Technologies Inc.(a)(b)	699,264	14,313,934
Semtech Corp.(a)(b)	1,447,871	66,413,843
Silicon Laboratories Inc.(a)(b)	957,433	75,455,295
SMART Global Holdings Inc.(a)(b)	225,095	6,685,322
SunPower Corp.(a)(b)	1,367,362	6,795,789
Synaptics Inc.(a)(b)	766,892	28,536,051
Ultra Clean Holdings Inc.(a)(b)	853,039	7,225,240
Veeco Instruments Inc.(a)(b)	1,049,643	7,777,855
Xperi Corp.	1,078,785	19,838,856

		1,090,584,681

Software — 5.5%
8x8 Inc.(a)	2,078,964	37,504,511
A10 Networks Inc.(a)(b)	1,152,796	7,193,447
ACI Worldwide Inc.(a)(b)	2,550,078	70,560,658
Agilysys Inc.(a)	351,929	5,046,662
Alarm.com Holdings Inc.(a)(b)	691,821	35,884,755
Altair Engineering Inc., Class A(a)(b)	551,897	15,221,319
Alteryx Inc., Class A(a)(b)	646,834	38,467,218
Amber Road Inc.(a)(b)	519,855	4,278,407
American Software Inc./GA, Class A	616,170	6,438,976
Anaplan Inc.(a)(b)	396,849	10,532,372
Appfolio Inc., Class A(a)(b)	345,222	20,444,047
Apptio Inc., Class A(a)(b)	770,275	29,239,639
Asure Software Inc.(a)(b)	224,986	1,142,929
Avalara Inc.(a)(b)	190,177	5,924,014
Avaya Holdings Corp.(a)(b)	2,313,025	33,677,644
Benefitfocus Inc.(a)(b)	495,575	22,657,689

260

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Blackbaud Inc.(b)	1,076,348	$67,702,289
Blackline Inc.(a)(b)	812,944	33,290,057
Bottomline Technologies de Inc.(a)(b)	942,978	45,262,944
Box Inc., Class A(a)(b)	2,751,340	46,442,619
Carbon Black Inc.(a)(b)	848,853	11,391,607
ChannelAdvisor Corp.(a)(b)	586,390	6,655,526
Cision Ltd.(a)(b)	1,480,977	17,327,431
Cloudera Inc.(a)	2,341,854	25,900,905
CommVault Systems Inc.(a)	892,363	52,729,730
Cornerstone OnDemand Inc.(a)(b)	1,213,478	61,195,696
Coupa Software Inc.(a)(b)	1,212,438	76,213,853
Digimarc Corp.(a)(b)	248,775	3,607,237
Domo Inc., Class B(a)(b)	159,910	3,139,033
Ebix Inc.(b)	534,112	22,731,807
eGain Corp.(a)(b)	392,252	2,577,096
Ellie Mae Inc.(a)(b)	773,169	48,578,208
Envestnet Inc.(a)(b)	995,451	48,966,235
Everbridge Inc.(a)(b)	598,695	33,981,928
Five9 Inc.(a)(b)	1,270,673	55,553,824
ForeScout Technologies Inc.(a)(b)	666,465	17,321,425
Fusion Connect Inc.(a)(b)	462,945	777,748
Hortonworks Inc.(a)	1,604,693	23,139,673
HubSpot Inc.(a)(b)	823,113	103,489,997
Imperva Inc.(a)(b)	788,964	43,937,405
Instructure Inc.(a)(b)	708,850	26,588,963
j2 Global Inc.	1,048,233	72,726,406
LivePerson Inc.(a)(b)	1,303,138	24,577,183
Majesco(a)(b)	126,364	895,921
MicroStrategy Inc., Class A(a)	213,625	27,290,594
MINDBODY Inc., Class A(a)(b)	972,351	35,393,576
Mitek Systems Inc.(a)(b)	732,323	7,916,412
MobileIron Inc.(a)(b)	1,645,905	7,554,704
Model N Inc.(a)(b)	559,496	7,402,132
Monotype Imaging Holdings Inc.	902,688	14,009,718
New Relic Inc.(a)(b)	1,002,889	81,203,922
OneSpan Inc.(a)(b)	699,556	9,059,250
Park City Group Inc.(a)(b)	335,241	2,001,389
Paylocity Holding Corp.(a)(b)	644,187	38,786,499
Progress Software Corp.	1,001,397	35,539,580
PROS Holdings Inc.(a)(b)	700,078	21,982,449
Q2 Holdings Inc.(a)(b)	835,727	41,410,273
QAD Inc., Class A(b)	229,784	9,037,405
Qualys Inc.(a)(b)	758,991	56,726,987
Rapid7 Inc.(a)(b)	817,051	25,459,309
Rimini Street Inc.(a)(b)	217,004	1,117,571
SailPoint Technologies Holding Inc.(a)(b)	1,543,657	36,260,503
SecureWorks Corp., Class A(a)(b)	214,529	3,623,395
SendGrid Inc.(a)	652,687	28,176,498
ShotSpotter Inc.(a)(b)	160,588	5,007,134
SPS Commerce Inc.(a)(b)	379,800	31,287,924
SVMK Inc.(a)	389,704	4,781,668
Telaria Inc.(a)(b)	974,188	2,659,533
Telenav Inc.(a)(b)	694,643	2,820,251
Tenable Holdings Inc.(a)(b)	274,961	6,101,385
TiVo Corp.	2,665,488	25,082,242
Trade Desk Inc. (The), Class A(a)(b)	740,592	85,953,107
Upland Software Inc.(a)(b)	349,036	9,486,798
Varonis Systems Inc.(a)(b)	628,815	33,264,313
Verint Systems Inc.(a)(b)	1,437,472	60,819,440
Veritone Inc.(a)(b)	187,596	712,865

Security	Shares	Value

Software (continued)
VirnetX Holding Corp.(a)(b)	1,236,612	$2,967,869
Workiva Inc.(a)(b)	643,605	23,098,983
Yext Inc.(a)(b)	1,840,739	27,334,974
Zix Corp.(a)(b)	1,193,368	6,837,999
Zscaler Inc.(a)(b)	1,361,819	53,396,923

		2,192,482,607

Specialty Retail — 3.0%
Aaron’s Inc.(b)	1,542,432	64,859,266
Abercrombie & Fitch Co., Class A	1,480,088	29,675,764
American Eagle Outfitters Inc.	3,586,253	69,322,270
America’s Car-Mart Inc./TX(a)(b)	129,594	9,389,085
Asbury Automotive Group Inc.(a)(b)	435,340	29,019,764
Ascena Retail Group Inc.(a)(b)	3,886,703	9,755,624
At Home Group Inc.(a)(b)	992,790	18,525,461
Barnes & Noble Education Inc.(a)	902,078	3,617,333
Barnes & Noble Inc.	1,305,039	9,252,726
Bed Bath & Beyond Inc.	3,001,784	33,980,195
Big 5 Sporting Goods Corp.(b)	456,457	1,182,224
Boot Barn Holdings Inc.(a)(b)	619,176	10,544,567
Buckle Inc. (The)(b)	621,387	12,017,625
Caleres Inc.	932,588	25,953,924
Camping World Holdings Inc., Class A(b)	719,432	8,251,885
Carvana Co.(a)(b)	723,601	23,668,989
Cato Corp. (The), Class A	488,429	6,969,882
Chico’s FAS Inc.	2,750,868	15,459,878
Children’s Place Inc. (The)	356,368	32,105,193
Citi Trends Inc.	265,262	5,408,692
Conn’s Inc.(a)(b)	436,166	8,226,091
Container Store Group Inc. (The)(a)(b)	346,641	1,653,478
DSW Inc., Class A	1,535,106	37,917,118
Express Inc.(a)(b)	1,585,298	8,100,873
Five Below Inc.(a)(b)	1,215,415	124,361,263
Francesca’s Holdings Corp.(a)(b)	789,671	766,613
GameStop Corp., Class A	2,225,611	28,087,211
Genesco Inc.(a)(b)	435,837	19,307,579
GNC Holdings Inc., Class A(a)	1,822,640	4,319,657
Group 1 Automotive Inc.	408,312	21,526,209
Guess? Inc.	1,285,186	26,693,313
Haverty Furniture Companies Inc.	410,734	7,713,584
Hibbett Sports Inc.(a)(b)	426,466	6,098,464
Hudson Ltd., Class A(a)(b)	876,261	15,027,876
J. Jill Inc.(a)(b)	364,663	1,943,654
Kirkland’s Inc.(a)(b)	342,815	3,267,027
Lithia Motors Inc., Class A	497,271	37,956,695
Lumber Liquidators Holdings Inc.(a)(b)	631,673	6,013,527
MarineMax Inc.(a)(b)	449,025	8,221,648
Monro Inc.(b)	710,885	48,873,344
Murphy USA Inc.(a)(b)	672,954	51,575,194
National Vision Holdings Inc.(a)(b)	1,403,783	39,544,567
Office Depot Inc.	12,051,341	31,092,460
Party City Holdco Inc.(a)(b)	1,245,938	12,434,461
Pier 1 Imports Inc.(b)	1,761,280	538,599
Rent-A-Center Inc./TX(a)	984,603	15,940,723
RH(a)(b)	443,851	53,182,227
RTW RetailWinds Inc., NVS(a)(b)	644,072	1,822,724
Sally Beauty Holdings Inc.(a)(b)	2,685,753	45,792,089
Shoe Carnival Inc.	232,329	7,785,345
Signet Jewelers Ltd.	1,149,027	36,504,588
Sleep Number Corp.(a)(b)	722,141	22,913,534
Sonic Automotive Inc., Class A	543,751	7,482,014

261

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sportsman’s Warehouse Holdings Inc.(a)(b)	872,280	$3,820,586
Tailored Brands Inc	1,102,578	15,039,164
Tile Shop Holdings Inc.	864,515	4,737,542
Tilly’s Inc., Class A	453,364	4,923,533
Winmark Corp.(b)	55,268	8,787,612
Zumiez Inc.(a)(b)	397,502	7,620,113

		1,206,572,646

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,413,327	24,543,536
Avid Technology Inc.(a)(b)	691,675	3,285,456
Cray Inc.(a)(b)	888,477	19,182,218
Diebold Nixdorf Inc.(b)	1,692,879	4,215,269
Eastman Kodak Co.(a)(b)	357,407	911,388
Electronics For Imaging Inc.(a)(b)	967,814	24,001,787
Immersion Corp.(a)(b)	572,820	5,132,467
Stratasys Ltd.(a)(b)	1,132,208	20,391,066
USA Technologies Inc.(a)(b)	1,262,521	4,911,207

		106,574,394

Textiles, Apparel & Luxury Goods — 0.9%
Crocs Inc.(a)(b)	1,464,346	38,043,709
Culp Inc.	255,372	4,826,531
Deckers Outdoor Corp.(a)(b)	650,467	83,227,253
Fossil Group Inc.(a)(b)	1,012,728	15,930,211
G-III Apparel Group Ltd.(a)(b)	961,558	26,817,852
Movado Group Inc.	348,858	11,030,890
Oxford Industries Inc.	376,318	26,733,631
Rocky Brands Inc.	152,171	3,956,446
Steven Madden Ltd.	1,941,162	58,739,562
Superior Group of Companies Inc.	215,512	3,803,787
Unifi Inc.(a)(b)	346,742	7,919,587
Vera Bradley Inc.(a)(b)	503,003	4,310,736
Wolverine World Wide Inc.	2,063,502	65,805,079

		351,145,274

Thrifts & Mortgage Finance — 2.3%
Axos Financial Inc.(a)(b)	1,360,533	34,258,221
Bank7 Corp.(a)(b)	75,670	1,010,194
BankFinancial Corp.	291,704	4,360,975
Beneficial Bancorp. Inc.	1,514,982	21,649,093
Bridgewater Bancshares Inc.(a)(b)	511,591	5,397,285
BSB Bancorp. Inc./MA(a)(b)	194,502	5,457,726
Capitol Federal Financial Inc.	2,857,354	36,488,411
Columbia Financial Inc.(a)(b)	1,102,578	16,858,418
Dime Community Bancshares Inc.	696,108	11,819,914
Entegra Financial Corp.(a)(b)	136,895	2,840,571
ESSA Bancorp. Inc.	231,213	3,609,235
Essent Group Ltd.(a)	2,137,373	73,055,409
Federal Agricultural Mortgage Corp., Class C, NVS	199,957	12,085,401
First Defiance Financial Corp.	448,068	10,982,147
Flagstar Bancorp. Inc.(a)(b)	659,903	17,421,439
FS Bancorp. Inc.	84,102	3,606,294
Greene County Bancorp. Inc.	64,613	2,010,757
Hingham Institution for Savings	31,080	6,145,759
Home Bancorp. Inc.	173,652	6,147,281
HomeStreet Inc.(a)(b)	543,615	11,540,946
Impac Mortgage Holdings Inc.(a)(b)	227,062	858,294
Kearny Financial Corp./MD	2,019,817	25,894,054
LendingTree Inc.(a)(b)	177,662	39,009,245
Luther Burbank Corp.	448,255	4,043,260
Malvern Bancorp. Inc.(a)(b)	166,981	3,294,535

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Merchants Bancorp/IN(b)	357,603	$7,137,756
Meridian Bancorp. Inc.	1,066,939	15,278,566
Meta Financial Group Inc.	619,427	12,010,690
MGIC Investment Corp.(a)(b)	8,043,835	84,138,514
Mr Cooper Group Inc.(a)	1,642,932	19,173,016
NMI Holdings Inc., Class A(a)(b)	1,391,627	24,840,542
Northfield Bancorp. Inc.	982,863	13,317,794
Northwest Bancshares Inc.	2,120,163	35,915,561
OceanFirst Financial Corp.	1,046,078	23,547,216
Oconee Federal Financial Corp.	40,016	996,398
Ocwen Financial Corp.(a)(b)	2,608,224	3,495,020
OP Bancorp(a)(b)	275,555	2,444,173
Oritani Financial Corp.	895,451	13,207,902
PCSB Financial Corp.(b)	382,923	7,489,974
PennyMac Financial Services Inc.(d)	224,219	4,766,896
Ponce de Leon Federal Bank, NVS(a)(b)	195,035	2,484,746
Provident Bancorp. Inc.(a)(b)	93,815	2,033,909
Provident Financial Services Inc.	1,383,174	33,375,989
Prudential Bancorp. Inc.	199,931	3,518,786
Radian Group Inc.	4,805,624	78,620,009
Riverview Bancorp. Inc.	484,209	3,525,041
SI Financial Group Inc.	275,120	3,502,278
Southern Missouri Bancorp. Inc.	157,486	5,338,775
Sterling Bancorp Inc./MI	481,934	3,349,441
Territorial Bancorp. Inc.	172,468	4,480,719
Timberland Bancorp. Inc./WA	145,503	3,244,717
TrustCo Bank Corp. NY	2,086,796	14,315,421
United Community Financial Corp./OH	1,106,165	9,789,560
United Financial Bancorp. Inc.	1,136,751	16,710,240
Walker & Dunlop Inc.	621,417	26,876,285
Washington Federal Inc.	1,931,737	51,596,695
Waterstone Financial Inc.	566,608	9,496,350
Western New England Bancorp Inc.	583,114	5,854,465
WSFS Financial Corp.	667,101	25,289,799

		931,008,107

Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,578,656	6,420,854
Pyxus International Inc.(a)(b)	187,214	2,220,358
Turning Point Brands Inc.	175,977	4,790,094
Universal Corp./VA	546,652	29,601,206
Vector Group Ltd.	2,259,158	21,981,607

		65,014,119

Trading Companies & Distributors — 1.3%
Aircastle Ltd.	1,202,161	20,725,256
Applied Industrial Technologies Inc.	852,226	45,969,070
Beacon Roofing Supply Inc.(a)(b)	1,509,813	47,891,268
BlueLinx Holdings Inc.(a)(b)	197,711	4,885,439
BMC Stock Holdings Inc.(a)(b)	1,504,260	23,285,945
CAI International Inc.(a)(b)	394,723	9,169,415
DXP Enterprises Inc./TX(a)	353,861	9,851,490
EVI Industries Inc.(b)	86,384	2,880,906
Foundation Building Materials Inc.(a)(b)	321,160	2,668,840
GATX Corp.	838,592	59,380,700
General Finance Corp.(a)(b)	244,050	2,467,346
GMS Inc.(a)	711,173	10,568,031
H&E Equipment Services Inc.	705,151	14,399,183
Herc Holdings Inc.(a)	535,659	13,921,777
Kaman Corp.	614,899	34,489,685
Lawson Products Inc./DE(a)	158,759	5,016,784

262

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
MRC Global Inc.(a)(b)	1,865,629	$22,816,643
Nexeo Solutions Inc.(a)(b)	727,685	6,250,814
NOW Inc.(a)(b)	2,385,426	27,766,359
Rush Enterprises Inc., Class A	657,688	22,677,082
Rush Enterprises Inc., Class B	113,499	4,040,564
SiteOne Landscape Supply Inc.(a)(b)	904,825	50,009,678
Systemax Inc.	271,305	6,481,477
Textainer Group Holdings Ltd.(a)(b)	625,802	6,232,988
Titan Machinery Inc.(a)(b)	433,060	5,694,738
Triton International Ltd.	1,142,662	35,502,508
Veritiv Corp.(a)(b)	261,341	6,525,685
Willis Lease Finance Corp.(a)(b)	84,732	2,931,727

		504,501,398

Water Utilities — 0.5%
American States Water Co.	816,454	54,735,076
AquaVenture Holdings Ltd.(a)(b)	247,583	4,676,843
Artesian Resources Corp., Class A, NVS	184,033	6,417,231
Cadiz Inc.(a)(b)	495,951	5,108,295
California Water Service Group	1,070,093	51,000,633
Connecticut Water Service Inc.	267,505	17,888,059
Consolidated Water Co. Ltd.	348,144	4,059,359
Global Water Resources Inc.(b)	216,076	2,191,011
Middlesex Water Co.	354,112	18,891,875
Pure Cycle Corp.(a)(b)	416,509	4,135,934
SJW Group	384,437	21,382,386
York Water Co. (The)	291,758	9,353,762

		199,840,464

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	906,516	18,647,034
Gogo Inc.(a)(b)	1,284,097	3,839,450
NII Holdings Inc.(a)(b)	1,971,132	8,692,692

Security	Shares	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.(b)	1,031,228	$45,631,839
Spok Holdings Inc.	426,371	5,653,680

		82,464,695

Total Common Stocks — 99.9% (Cost: $55,026,165,484)		39,866,649,948

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	5,025,298,180	5,025,800,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	9,715,603	9,715,603

		5,035,516,313

Total Short-Term Investments — 12.6% (Cost: $5,035,079,197)		5,035,516,313

Total Investments in Securities — 112.5% (Cost: $60,061,244,681)		44,902,166,261

Other Assets, Less Liabilities — (12.5)%		(4,994,209,661)

Net Assets — 100.0%		$39,907,956,600

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,189,443	—	(407,891,263	)(a)	5,025,298,180	$5,025,800,710	$50,531,136	(b)	$(41,845)	$626,657
BlackRock Cash Funds: Treasury, SL Agency Shares	114,945,427	—	(105,229,824	)(a)	9,715,603	9,715,603	1,215,017		—	—
PennyMac Financial Services Inc.	224,219	—	—		224,219	4,766,896	89,688		—	(311,664)
PennyMac Mortgage Investment Trust	1,193,110	1,284,998	(1,163,654)		1,314,454	24,475,134	2,404,206		1,603,534	(1,093,507)

						$5,064,758,343	$54,240,047		$1,561,689	$(778,514)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

263

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	1,368	03/15/19	$92,272	$472,082

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,865,588,013	$—	$1,061,935	$39,866,649,948
Money Market Funds	5,035,516,313	—	—	5,035,516,313

	$44,901,104,326	$—	$1,061,935	$44,902,166,261

Derivative financial instruments(a)
Assets
Futures Contracts	$472,082	$—	$—	$472,082

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

264

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.(a)	657,011	$23,146,497
Aerovironment Inc.(a)(b)	192,862	13,104,973
Astronics Corp.(a)(b)	195,493	5,952,762
Axon Enterprise Inc.(a)(b)	521,628	22,821,225
Cubic Corp.	168,201	9,039,122
Kratos Defense & Security Solutions Inc.(a)(b)	299,886	4,225,394
Mercury Systems Inc.(a)(b)	218,375	10,326,954
Moog Inc., Class A	26,181	2,028,504
National Presto Industries Inc.	4,487	524,620
Sparton Corp.(a)	44,447	808,491
Wesco Aircraft Holdings Inc.(a)(b)	135,853	1,073,238

		93,051,780

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	531,289	12,118,702
Echo Global Logistics Inc.(a)(b)	240,283	4,884,953
Forward Air Corp.	266,694	14,628,166
Hub Group Inc., Class A(a)	189,353	7,019,316

		38,651,137

Airlines — 0.1%
Allegiant Travel Co.	117,391	11,764,926
Mesa Air Group Inc.(a)(b)	25,722	198,317

		11,963,243

Auto Components — 1.1%
Dana Inc.	1,228,907	16,750,002
Dorman Products Inc.(a)(b)	243,742	21,941,655
Fox Factory Holding Corp.(a)(b)	327,522	19,281,220
LCI Industries	222,115	14,837,282
Modine Manufacturing Co.(a)(b)	70,134	758,149
Shiloh Industries Inc.(a)(b)	23,723	138,305
Stoneridge Inc.(a)(b)	223,545	5,510,384
Tenneco Inc., Class A	377,233	10,332,412

		89,549,409

Automobiles — 0.1%
Winnebago Industries Inc.	281,498	6,815,067

Banks — 2.5%
Allegiance Bancshares Inc.(a)(b)	19,084	617,749
Amalgamated Bank, Class A	14,417	281,132
Ameris Bancorp.	385,691	12,214,834
Atlantic Capital Bancshares Inc.(a)	159,909	2,617,710
BancFirst Corp.	39,577	1,974,892
Bank of NT Butterfield & Son Ltd. (The)	496,066	15,551,669
Bankwell Financial Group Inc.	10,377	297,924
Blue Hills Bancorp. Inc.	97,547	2,081,653
Cadence BanCorp	222,534	3,734,121
Cambridge Bancorp(b)	9,291	773,476
Capital Bancorp Inc/MD(a)	7,755	88,485
Capstar Financial Holdings Inc.(b)	20,264	298,489
Carolina Financial Corp.(b)	133,249	3,942,838
Central Pacific Financial Corp.	16,799	409,056
City Holding Co.	14,768	998,169
Civista Bancshares Inc.	32,568	567,335
CNB Financial Corp./PA.	9,118	209,258
Coastal Financial Corp/WA(a)(b)	7,804	118,855
ConnectOne Bancorp. Inc.	71,588	1,322,230
Customers Bancorp. Inc.(a)	87,981	1,601,254
Eagle Bancorp. Inc.(a)(b)	232,016	11,301,499
Enterprise Bancorp. Inc./MA	7,447	239,496

Security	Shares	Value

Banks (continued)
Enterprise Financial Services Corp.	69,259	$2,606,216
Equity Bancshares Inc., Class A(a)(b)	40,727	1,435,627
Esquire Financial Holdings Inc.(a)(b)	20,228	438,948
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	72,896	2,805,767
FB Financial Corp.	71,239	2,494,790
Fidelity D&D Bancorp. Inc.(b)	1,463	93,895
First Financial Bankshares Inc.(b)	589,645	34,016,620
First Financial Northwest Inc.	9,073	140,359
First Foundation Inc.(a)(b)	110,076	1,415,577
FVCBankcorp Inc.(a)(b)	2,258	39,763
German American Bancorp. Inc.	48,290	1,341,013
Glacier Bancorp. Inc.	119,183	4,722,030
Green Bancorp. Inc.	45,485	779,613
Guaranty Bancorp.	190,884	3,960,843
Hanmi Financial Corp.	32,521	640,664
HarborOne Bancorp Inc.(a)(b)	63,978	1,016,610
Heritage Commerce Corp.	324,322	3,677,811
Home BancShares Inc./AR	333,288	5,445,926
HomeTrust Bancshares Inc.	49,717	1,301,591
Howard Bancorp. Inc.(a)(b)	25,222	360,675
Independent Bank Corp./MI	56,878	1,195,576
Independent Bank Corp./Rockland MA	24,745	1,739,821
Independent Bank Group Inc.	48,575	2,223,278
Investar Holding Corp.	24,848	616,230
Lakeland Financial Corp.	162,647	6,531,904
LegacyTexas Financial Group Inc.	173,455	5,566,171
Live Oak Bancshares Inc.	120,190	1,780,014
Macatawa Bank Corp.	19,518	187,763
MB Financial Inc.	62,894	2,492,489
Midland States Bancorp. Inc.	96,634	2,158,804
National Bank Holdings Corp., Class A	85,768	2,647,658
National Commerce Corp.(a)	71,664	2,579,904
Northeast Bancorp.	6,999	117,093
Oak Valley Bancorp.(b)	3,825	69,998
Old Line Bancshares Inc.	17,555	462,048
Origin Bancorp Inc.(b)	55,277	1,883,840
Pacific City Financial Corp.(b)	14,514	227,144
Pacific Premier Bancorp. Inc.(a)(b)	137,166	3,500,476
People’s Utah Bancorp.	138,968	4,189,885
Preferred Bank/Los Angeles CA	126,679	5,491,535
Reliant Bancorp Inc.	8,383	193,144
Republic First Bancorp. Inc.(a)(b)	84,264	503,056
Seacoast Banking Corp. of Florida(a)(b)	74,272	1,932,557
ServisFirst Bancshares Inc.(b)	423,018	13,481,584
Southern First Bancshares Inc.(a)(b)	7,264	232,956
Spirit of Texas Bancshares Inc.(a)(b)	4,558	103,831
State Bank Financial Corp.	118,430	2,556,904
Stock Yards Bancorp. Inc.	42,432	1,391,770
Tompkins Financial Corp.	7,184	538,872
TriCo Bancshares	13,224	446,839
TriState Capital Holdings Inc.(a)(b)	57,225	1,113,598
Triumph Bancorp. Inc.(a)(b)	217,609	6,462,987
Union Bankshares Inc./Morrisville VT	31,659	1,511,717
United Community Banks Inc./GA	65,250	1,400,265
Unity Bancorp. Inc.	7,754	160,973
Veritex Holdings Inc.(a)(b)	64,416	1,377,214
Washington Trust Bancorp. Inc.	41,008	1,949,110
West Bancorp. Inc.	29,886	570,524

		211,565,994

265

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	74,943	$18,049,272
Castle Brands Inc.(a)(b)	836,335	711,303
Celsius Holdings Inc.(a)(b)	217,283	753,972
Coca-Cola Bottling Co. Consolidated	42,691	7,572,530
Craft Brew Alliance Inc.(a)(b)	113,018	1,617,288
MGP Ingredients Inc.(b)	106,799	6,092,883
National Beverage Corp.(b)	106,316	7,630,299
Primo Water Corp.(a)(b)	297,441	4,167,148

		46,594,695

Biotechnology — 11.3%
Abeona Therapeutics Inc.(a)(b)	256,875	1,834,088
ACADIA Pharmaceuticals Inc.(a)(b)	894,632	14,466,199
Acceleron Pharma Inc.(a)(b)	291,746	12,705,538
Achaogen Inc.(a)(b)	251,977	309,932
Acorda Therapeutics Inc.(a)(b)	53,540	834,153
Adamas Pharmaceuticals Inc.(a)	102,457	874,983
ADMA Biologics Inc.(a)(b)	175,444	419,311
Aduro Biotech Inc.(a)(b)	590,082	1,557,816
Adverum Biotechnologies Inc.(a)	38,048	119,851
Aeglea BioTherapeutics Inc.(a)(b)	148,663	1,113,486
Agenus Inc.(a)(b)	789,900	1,879,962
AgeX Therapeutics Inc.(a)(b)	23,895	71,446
Aimmune Therapeutics Inc.(a)(b)	398,625	9,535,110
Akebia Therapeutics Inc.(a)(b)	721,757	3,991,316
Albireo Pharma Inc.(a)(b)	18,761	460,207
Alder Biopharmaceuticals Inc.(a)(b)	426,078	4,367,299
Aldeyra Therapeutics Inc.(a)(b)	190,715	1,582,935
Allakos Inc.(a)(b)	63,198	3,303,359
Allena Pharmaceuticals Inc.(a)(b)	109,188	595,075
Allogene Therapeutics Inc.(a)(b)	160,994	4,335,568
Amicus Therapeutics Inc.(a)(b)	1,719,368	16,471,545
AnaptysBio Inc.(a)(b)	192,002	12,247,808
Apellis Pharmaceuticals Inc.(a)(b)	328,523	4,333,218
Aptinyx Inc.(a)(b)	100,803	1,667,282
Arbutus Biopharma Corp.(a)(b)	86,206	330,169
Arcus Biosciences Inc.(a)	196,910	2,120,721
Arena Pharmaceuticals Inc.(a)(b)	361,867	14,094,720
ArQule Inc.(a)(b)	892,267	2,471,580
Array BioPharma Inc.(a)(b)	1,873,417	26,696,192
Arrowhead Pharmaceuticals Inc.(a)(b)	793,395	9,853,966
Arsanis Inc.(a)(b)	44,764	103,852
Atara Biotherapeutics Inc.(a)(b)	381,421	13,250,566
Athenex Inc.(a)(b)	397,207	5,040,557
Athersys Inc.(a)(b)	1,007,852	1,451,307
Audentes Therapeutics Inc.(a)(b)	309,602	6,600,715
AVEO Pharmaceuticals Inc.(a)(b)	568,899	910,238
Avid Bioservices Inc.(a)(b)	459,630	1,884,483
Avrobio Inc.(a)(b)	46,120	767,898
Bellicum Pharmaceuticals Inc.(a)(b)	250,606	731,770
BioCryst Pharmaceuticals Inc.(a)(b)	840,347	6,781,600
Biohaven Pharmaceutical Holding Co. Ltd.(a)	256,732	9,493,949
BioSpecifics Technologies Corp.(a)(b)	52,175	3,161,805
BioTime Inc.(a)(b)	238,959	218,170
Blueprint Medicines Corp.(a)(b)	375,244	20,229,404
Calyxt Inc.(a)(b)	53,931	558,725
Cara Therapeutics Inc.(a)(b)	255,892	3,326,596
CareDx Inc.(a)(b)	298,841	7,512,863
CASI Pharmaceuticals Inc.(a)(b)	402,306	1,617,270
Catalyst Pharmaceuticals Inc.(a)(b)	865,995	1,662,710
Celcuity Inc.(a)(b)	51,473	1,234,837

Security	Shares	Value

Biotechnology (continued)
Cellular Biomedicine Group Inc.(a)(b)	77,835	$1,374,566
ChemoCentryx Inc.(a)(b)	204,230	2,228,149
Clovis Oncology Inc.(a)(b)	432,280	7,763,749
Cohbar Inc.(a)(b)	215,095	668,945
Coherus Biosciences Inc.(a)(b)	474,369	4,293,039
Constellation Pharmaceuticals Inc.(a)(b)	30,568	122,578
Corbus Pharmaceuticals Holdings Inc.(a)(b)	450,963	2,633,624
Corvus Pharmaceuticals Inc.(a)(b)	118,201	433,798
Crinetics Pharmaceuticals Inc.(a)(b)	52,751	1,582,002
CTI BioPharma Corp.(a)(b)	476,340	349,443
Cue Biopharma Inc.(a)(b)	165,287	776,849
Cytokinetics Inc.(a)(b)	378,272	2,390,679
CytomX Therapeutics Inc.(a)(b)	402,177	6,072,873
Deciphera Pharmaceuticals Inc.(a)(b)	79,721	1,673,344
Denali Therapeutics Inc.(a)(b)	413,565	8,544,253
Dicerna Pharmaceuticals Inc.(a)(b)	485,515	5,190,155
Dynavax Technologies Corp.(a)(b)	503,110	4,603,456
Eagle Pharmaceuticals Inc./DE(a)(b)	95,833	3,861,112
Editas Medicine Inc.(a)	421,286	9,584,256
Eidos Therapeutics Inc.(a)(b)	54,923	755,740
Emergent BioSolutions Inc.(a)(b)	413,420	24,507,538
Enanta Pharmaceuticals Inc.(a)(b)	152,549	10,805,046
Epizyme Inc.(a)(b)	394,210	2,428,334
Equillium Inc.(a)(b)	38,869	317,171
Esperion Therapeutics Inc.(a)(b)	208,712	9,600,752
Evelo Biosciences Inc.(a)(b)	124,456	1,619,173
Fate Therapeutics Inc.(a)(b)	547,530	7,024,810
Fennec Pharmaceuticals Inc.(a)(b)	105,251	671,501
FibroGen Inc.(a)(b)	690,333	31,948,611
Flexion Therapeutics Inc.(a)(b)	303,497	3,435,586
Fortress Biotech Inc.(a)(b)	317,277	272,858
Forty Seven Inc.(a)(b)	61,857	972,392
G1 Therapeutics Inc.(a)(b)	205,721	3,939,557
Genomic Health Inc.(a)(b)	190,731	12,284,984
Geron Corp.(a)(b)	1,532,255	1,532,255
Global Blood Therapeutics Inc.(a)(b)	453,551	18,618,269
GlycoMimetics Inc.(a)(b)	308,961	2,925,861
Gritstone Oncology Inc.(a)(b)	52,093	804,837
GTx Inc.(a)(b)	45,967	35,854
Halozyme Therapeutics Inc.(a)(b)	1,133,257	16,579,550
Heron Therapeutics Inc.(a)(b)	626,317	16,246,663
Homology Medicines Inc.(a)(b)	155,071	3,467,388
Idera Pharmaceuticals Inc.(a)(b)	176,737	489,561
Immune Design Corp.(a)(b)	48,682	63,287
ImmunoGen Inc.(a)(b)	1,297,120	6,226,176
Immunomedics Inc.(a)(b)	1,210,465	17,273,336
Inovio Pharmaceuticals Inc.(a)(b)	747,285	2,989,140
Insmed Inc.(a)(b)	691,965	9,078,581
Insys Therapeutics Inc.(a)(b)	250,460	876,610
Intellia Therapeutics Inc.(a)(b)	301,635	4,117,318
Intercept Pharmaceuticals Inc.(a)(b)	198,755	20,032,516
Intrexon Corp.(a)(b)	665,306	4,351,101
Invitae Corp.(a)(b)	595,639	6,587,767
Iovance Biotherapeutics Inc.(a)(b)	964,887	8,539,250
Ironwood Pharmaceuticals Inc.(a)(b)	1,277,953	13,239,593
Jounce Therapeutics Inc.(a)(b)	150,206	506,194
Kadmon Holdings Inc.(a)(b)	904,645	1,881,662
Karyopharm Therapeutics Inc.(a)(b)	397,506	3,724,631
Kezar Life Sciences Inc.(a)(b)	38,998	920,353
Kindred Biosciences Inc.(a)(b)	281,312	3,080,366

266

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	50,822	$1,427,590
Kodiak Sciences Inc.(a)	71,434	507,181
Kura Oncology Inc.(a)(b)	256,671	3,603,661
La Jolla Pharmaceutical Co.(a)(b)	194,754	1,836,530
Lexicon Pharmaceuticals Inc.(a)(b)	395,715	2,627,548
Ligand Pharmaceuticals Inc.(a)(b)	189,629	25,732,655
LogicBio Therapeutics Inc.(a)	61,176	636,230
Loxo Oncology Inc.(a)(b)	244,267	34,214,479
MacroGenics Inc.(a)(b)	354,215	4,498,530
Madrigal Pharmaceuticals Inc.(a)(b)	62,603	7,056,610
Magenta Therapeutics Inc.(a)(b)	29,137	166,081
MannKind Corp.(a)(b)	1,261,024	1,336,685
MediciNova Inc.(a)(b)	361,554	2,953,896
MeiraGTx Holdings PLC(a)(b)	28,035	270,257
Mersana Therapeutics Inc.(a)(b)	114,235	466,079
Minerva Neurosciences Inc.(a)(b)	232,695	1,568,364
Miragen Therapeutics Inc.(a)	196,421	595,156
Mirati Therapeutics Inc.(a)(b)	182,984	7,762,181
Momenta Pharmaceuticals Inc.(a)	708,805	7,825,207
Mustang Bio Inc.(a)(b)	146,414	430,457
Myriad Genetics Inc.(a)(b)	561,516	16,323,270
Natera Inc.(a)	298,593	4,168,358
Neon Therapeutics Inc.(a)(b)	47,783	240,348
NewLink Genetics Corp.(a)(b)	1,092	1,660
Novavax Inc.(a)(b)	1,280,457	2,356,041
Nymox Pharmaceutical Corp.(a)(b)	131,716	172,548
Organovo Holdings Inc.(a)(b)	1,021,691	977,860
Ovid therapeutics Inc.(a)(b)	94,116	227,761
Palatin Technologies Inc.(a)(b)	1,829,479	1,296,003
Pfenex Inc.(a)(b)	240,119	765,980
Pieris Pharmaceuticals Inc.(a)(b)	463,913	1,234,009
PolarityTE Inc.(a)(b)	90,665	1,223,071
Portola Pharmaceuticals Inc.(a)(b)	551,402	10,763,367
Principia Biopharma Inc.(a)(b)	42,995	1,177,633
Progenics Pharmaceuticals Inc.(a)(b)	765,289	3,214,214
Proteostasis Therapeutics Inc.(a)	255,369	827,396
PTC Therapeutics Inc.(a)	411,682	14,128,926
Puma Biotechnology Inc.(a)(b)	264,394	5,380,418
Ra Pharmaceuticals Inc.(a)(b)	5,614	102,175
Radius Health Inc.(a)(b)	365,649	6,029,552
Recro Pharma Inc.(a)(b)	159,908	1,135,347
REGENXBIO Inc.(a)(b)	291,563	12,231,068
Repligen Corp.(a)	354,819	18,713,154
Replimune Group Inc.(a)(b)	56,624	566,240
Retrophin Inc.(a)(b)	376,330	8,516,348
Rhythm Pharmaceuticals Inc.(a)(b)	138,127	3,712,854
Rigel Pharmaceuticals Inc.(a)(b)	1,378,211	3,169,885
Rocket Pharmaceuticals Inc.(a)(b)	188,682	2,796,267
Rubius Therapeutics Inc.(a)(b)	92,141	1,481,627
Sangamo Therapeutics Inc.(a)(b)	923,970	10,607,176
Savara Inc.(a)	259,937	1,967,723
Scholar Rock Holding Corp.(a)(b)	47,100	1,081,887
Selecta Biosciences Inc.(a)(b)	168,142	447,258
Seres Therapeutics Inc.(a)(b)	186,059	840,987
Solid Biosciences Inc.(a)(b)	110,570	2,963,276
Sorrento Therapeutics Inc.(a)(b)	991,816	2,380,358
Spark Therapeutics Inc.(a)(b)	286,341	11,207,387
Spectrum Pharmaceuticals Inc.(a)(b)	838,232	7,334,530
Spero Therapeutics Inc.(a)	4,361	26,820
Spring Bank Pharmaceuticals Inc.(a)	125,054	1,299,311

Security	Shares	Value

Biotechnology (continued)
Stemline Therapeutics Inc.(a)(b)	255,892	$2,430,974
Surface Oncology Inc.(a)(b)	102,031	432,611
Sutro Biopharma Inc.(a)(b)	48,129	434,124
Syndax Pharmaceuticals Inc.(a)(b)	50,710	225,660
Synergy Pharmaceuticals Inc.(a)(b)	2,262,279	257,674
Syros Pharmaceuticals Inc.(a)(b)	229,467	1,278,131
T2 Biosystems Inc.(a)(b)	284,188	855,406
TG Therapeutics Inc.(a)(b)	569,722	2,335,860
Tocagen Inc.(a)	144,676	1,187,790
Translate Bio Inc.(a)(b)	74,250	556,875
Twist Bioscience Corp.(a)(b)	37,993	877,258
Tyme Technologies Inc.(a)(b)	938,543	3,463,224
Ultragenyx Pharmaceutical Inc.(a)(b)	433,219	18,836,362
UNITY Biotechnology Inc.(a)(b)	224,664	3,653,037
Unum Therapeutics Inc.(a)(b)	171,819	756,004
Vanda Pharmaceuticals Inc.(a)(b)	467,191	12,207,701
Veracyte Inc.(a)	261,077	3,284,349
Verastem Inc.(a)(b)	629,057	2,113,632
Vericel Corp.(a)(b)	391,560	6,813,144
Viking Therapeutics Inc.(a)(b)	541,390	4,141,633
Vital Therapies Inc.(a)(b)	285,283	53,148
Voyager Therapeutics Inc.(a)(b)	196,428	1,846,423
Xencor Inc.(a)(b)	424,012	15,332,274
XOMA Corp.(a)(b)	29,797	376,932
Y-MAbs Therapeutics Inc.(a)(b)	52,437	1,066,569
Zafgen Inc.(a)(b)	259,581	1,284,926
ZIOPHARM Oncology Inc.(a)(b)	1,187,334	2,220,315

		937,030,698

Building Products — 2.0%
AAON Inc.(b)	375,267	13,156,861
Advanced Drainage Systems Inc.	327,115	7,932,539
American Woodmark Corp.(a)	128,242	7,140,515
Apogee Enterprises Inc.	213,163	6,362,916
Armstrong Flooring Inc.(a)	16,580	196,307
Builders FirstSource Inc.(a)	1,028,910	11,225,408
Continental Building Products Inc.(a)(b)	335,898	8,548,604
CSW Industrials Inc.(a)(b)	140,906	6,812,805
Griffon Corp.	16,069	167,921
Insteel Industries Inc.	148,613	3,608,324
JELD-WEN Holding Inc.(a)(b)	619,371	8,801,262
Masonite International Corp.(a)(b)	227,133	10,182,372
NCI Building Systems Inc.(a)	388,477	2,816,458
Patrick Industries Inc.(a)(b)	208,351	6,169,273
PGT Innovations Inc.(a)	516,608	8,188,237
Simpson Manufacturing Co. Inc.	376,095	20,358,022
Trex Co. Inc.(a)(b)	537,113	31,883,028
Universal Forest Products Inc.	484,450	12,576,322

		166,127,174

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	438,012	9,684,445
Ashford Inc.(a)	5,977	310,206
Blucora Inc.(a)(b)	310,955	8,283,841
BrightSphere Investment Group PLC	633,966	6,770,757
Cohen & Steers Inc.	203,995	7,001,108
Cowen Inc.(a)(b)	116,502	1,554,137
Diamond Hill Investment Group Inc.	30,066	4,493,364
Donnelley Financial Solutions Inc.(a)(b)	143,002	2,006,318
Federated Investors Inc., Class B	645,810	17,146,255
Focus Financial Partners Inc., Class A(a)(b)	100,179	2,637,713

267

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
GAMCO Investors Inc., Class A	7,201	$121,625
Greenhill & Co. Inc.(b)	142,251	3,470,924
Hamilton Lane Inc., Class A	153,057	5,663,109
Houlihan Lokey Inc.	307,832	11,328,218
Investment Technology Group Inc.	38,744	1,171,619
Ladenburg Thalmann Financial Services Inc.	833,877	1,942,933
Moelis & Co., Class A	405,441	13,939,062
Piper Jaffray Companies	6,472	426,116
PJT Partners Inc., Class A	170,627	6,613,503
Pzena Investment Management Inc., Class A	158,598	1,371,873
Siebert Financial Corp.(a)(b)	65,870	952,480
Silvercrest Asset Management Group Inc., Class A	78,546	1,039,164
Value Line Inc.	8,983	233,648
Virtus Investment Partners Inc.	8,788	698,031
Westwood Holdings Group Inc.	76,235	2,591,990
WisdomTree Investments Inc.	1,056,889	7,028,312

		118,480,751

Chemicals — 2.3%
A Schulman Inc.(c)	260,507	497,568
Advanced Emissions Solutions Inc.	46,506	490,638
AdvanSix Inc.(a)	94,834	2,308,260
Amyris Inc.(a)(b)	37,063	123,790
Balchem Corp.(b)	290,892	22,791,388
Chase Corp.	65,806	6,583,890
Ferro Corp.(a)(b)	756,255	11,858,078
GCP Applied Technologies Inc.(a)(b)	653,306	16,038,662
HB Fuller Co.	343,844	14,671,824
Ingevity Corp.(a)(b)	385,212	32,238,392
Innophos Holdings Inc.	26,463	649,137
Koppers Holdings Inc.(a)(b)	132,963	2,265,690
Kraton Corp.(a)(b)	258,702	5,650,052
Kronos Worldwide Inc.	205,217	2,364,100
Livent Corp.(a)(b)	97,029	1,339,000
Marrone Bio Innovations Inc.(a)(b)	494,640	727,121
OMNOVA Solutions Inc.(a)(b)	394,056	2,888,430
PolyOne Corp.	685,776	19,613,194
Quaker Chemical Corp.	118,498	21,058,280
Sensient Technologies Corp.	204,908	11,444,112
Trinseo SA	270,191	12,369,344
Tronox Ltd., Class A	395,383	3,076,080
Valhi Inc.	34,412	66,415

		191,113,445

Commercial Services & Supplies — 3.3%
Advanced Disposal Services Inc.(a)(b)	620,421	14,852,879
BrightView Holdings Inc.(a)(b)	124,822	1,274,433
Brink’s Co. (The)	455,795	29,467,147
Casella Waste Systems Inc., Class A(a)(b)	69,511	1,980,368
Charah Solutions Inc.(a)(b)	36,070	301,184
Cimpress NV(a)(b)	199,840	20,667,453
Covanta Holding Corp.	1,068,318	14,336,828
Deluxe Corp.	419,505	16,125,772
Healthcare Services Group Inc.(b)	671,591	26,984,526
Heritage-Crystal Clean Inc.(a)	8,677	199,658
Herman Miller Inc.	462,251	13,983,093
HNI Corp.	394,685	13,983,689
Interface Inc.	480,954	6,853,594
Kimball International Inc., Class B, NVS	281,690	3,997,181
Knoll Inc.	414,639	6,833,251
McGrath RentCorp	218,913	11,269,641

Security	Shares	Value

Commercial Services & Supplies (continued)
Mobile Mini Inc.	359,151	$11,403,044
MSA Safety Inc.	309,307	29,158,371
Pitney Bowes Inc.	856,053	5,059,273
SP Plus Corp.(a)(b)	61,642	1,820,905
Team Inc.(a)(b)	16,853	246,896
Tetra Tech Inc.	470,458	24,355,611
U.S. Ecology Inc.	199,354	12,555,315
UniFirst Corp./MA(b)	18,600	2,661,102
Viad Corp.	108,629	5,441,227
VSE Corp.	6,579	196,778

		276,009,219

Communications Equipment — 0.9%
Acacia Communications Inc.(a)	33,920	1,288,960
Aerohive Networks Inc.(a)(b)	301,068	981,482
Applied Optoelectronics Inc.(a)(b)	130,010	2,006,054
CalAmp Corp.(a)(b)	305,449	3,973,891
Calix Inc.(a)	209,362	2,041,280
Casa Systems Inc.(a)(b)	212,279	2,787,223
Clearfield Inc.(a)(b)	65,215	646,933
Extreme Networks Inc.(a)(b)	1,047,782	6,391,470
InterDigital Inc.	139,487	9,266,121
Lumentum Holdings Inc.(a)(b)	576,077	24,200,995
NETGEAR Inc.(a)	64,048	3,332,417
Plantronics Inc.	302,206	10,003,019
Quantenna Communications Inc.(a)(b)	308,999	4,434,136
Viavi Solutions Inc.(a)	735,625	7,393,031

		78,747,012

Construction & Engineering — 1.3%
Comfort Systems USA Inc.	333,078	14,548,847
Dycom Industries Inc.(a)(b)	274,553	14,836,844
EMCOR Group Inc.	390,203	23,291,217
Granite Construction Inc.	315,534	12,709,710
HC2 Holdings Inc.(a)(b)	400,369	1,056,974
MasTec Inc.(a)(b)	574,691	23,309,467
MYR Group Inc.(a)(b)	146,003	4,112,905
NV5 Global Inc.(a)(b)	85,061	5,150,444
Orion Group Holdings Inc.(a)(b)	118,912	510,132
Primoris Services Corp.	258,548	4,946,023
Sterling Construction Co. Inc.(a)(b)	57,542	626,632
Willscot Corp.(a)(b)	216,809	2,042,341

		107,141,536

Construction Materials — 0.2%
Forterra Inc.(a)(b)	172,732	649,472
Summit Materials Inc., Class A(a)(b)	1,020,152	12,649,885
U.S. Concrete Inc.(a)(b)	147,136	5,190,958
U.S. Lime & Minerals Inc.	1,158	82,218

		18,572,533

Consumer Finance — 0.9%
Curo Group Holdings Corp.(a)(b)	106,361	1,009,366
Elevate Credit Inc.(a)(b)	186,928	837,437
Enova International Inc.(a)	304,052	5,916,852
FirstCash Inc.	394,425	28,536,649
Green Dot Corp., Class A(a)(b)	438,381	34,860,057
Regional Management Corp.(a)(b)	43,666	1,050,167

		72,210,528

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	20,157	748,026
Greif Inc., Class B	4,814	213,742

268

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Myers Industries Inc.	319,365	$4,825,605

		5,787,373

Distributors — 0.0%
Core-Mark Holding Co. Inc.	36,049	838,139
Funko Inc., Class A(a)(b)	94,424	1,241,676

		2,079,815

Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	7,997	227,595
Career Education Corp.(a)(b)	617,176	7,048,150
Carriage Services Inc.	60,857	943,283
Chegg Inc.(a)(b)	982,928	27,934,814
Houghton Mifflin Harcourt Co.(a)	81,616	723,118
Sotheby’s(a)(b)	320,499	12,736,630
Strategic Education Inc.	189,560	21,499,895
Weight Watchers International Inc.(a)(b)	330,463	12,739,349

		83,852,834

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	27,053	604,093
On Deck Capital Inc.(a)(b)	397,832	2,347,209

		2,951,302

Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings Inc.	380,283	17,192,594
Ooma Inc.(a)(b)	167,506	2,324,983
ORBCOMM Inc.(a)(b)	667,283	5,511,758
Vonage Holdings Corp.(a)(b)	2,008,094	17,530,661

		42,559,996

Electric Utilities — 0.0%
Spark Energy Inc., Class A(b)	104,586	777,074

Electrical Equipment — 0.9%
Allied Motion Technologies Inc.(b)	64,314	2,874,193
Atkore International Group Inc.(a)(b)	354,562	7,034,510
AZZ Inc.	74,037	2,988,133
Energous Corp.(a)(b)	216,128	1,251,381
EnerSys	250,092	19,409,640
Generac Holdings Inc.(a)(b)	549,844	27,327,247
Plug Power Inc.(a)(b)	1,925,468	2,387,580
Thermon Group Holdings Inc.(a)(b)	82,892	1,681,050
TPI Composites Inc.(a)(b)	131,547	3,233,425
Vicor Corp.(a)(b)	145,126	5,484,312
Vivint Solar Inc.(a)(b)	76,898	292,981

		73,964,452

Electronic Equipment, Instruments & Components — 1.5%
Arlo Technologies Inc.(a)(b)	49,848	497,483
Badger Meter Inc.	259,863	12,787,858
Control4 Corp.(a)(b)	98,025	1,725,240
ePlus Inc.(a)	120,928	8,606,446
FARO Technologies Inc.(a)	145,883	5,928,685
Fitbit Inc., Class A(a)(b)	424,888	2,111,693
II-VI Inc.(a)(b)	569,930	18,499,928
Insight Enterprises Inc.(a)(b)	119,271	4,860,293
Iteris Inc.(a)(b)	229,755	856,986
Itron Inc.(a)(b)	308,126	14,571,279
Mesa Laboratories Inc.(b)	30,501	6,356,103
Methode Electronics Inc.	153,016	3,563,743
Napco Security Technologies Inc.(a)(b)	110,888	1,746,486
nLight Inc.(a)(b)	205,127	3,647,158
Novanta Inc.(a)(b)	297,287	18,729,081
OSI Systems Inc.(a)(b)	57,043	4,181,252

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PAR Technology Corp.(a)(b)	84,824	$1,844,922
Park Electrochemical Corp.	100,626	1,818,312
Rogers Corp.(a)(b)	87,264	8,644,372
Vishay Precision Group Inc.(a)(b)	69,283	2,094,425

		123,071,745

Energy Equipment & Services — 0.5%
Cactus Inc., Class A(a)(b)	346,373	9,494,084
Covia Holdings Corp.(a)(b)	287,284	982,511
Independence Contract Drilling Inc.(a)(b)	164,553	513,405
ION Geophysical Corp.(a)(b)	95,131	492,779
Keane Group Inc.(a)(b)	441,663	3,612,803
Key Energy Services Inc.(a)(b)	96,081	198,888
Liberty Oilfield Services Inc., Class A	400,262	5,183,393
Mammoth Energy Services Inc.	114,205	2,053,406
Pioneer Energy Services Corp.(a)(b)	47,581	58,525
Profire Energy Inc.(a)	216,945	314,570
ProPetro Holding Corp.(a)(b)	640,671	7,893,067
RigNet Inc.(a)(b)	11,464	144,905
Select Energy Services Inc., Class A(a)(b)	95,906	606,126
Solaris Oilfield Infrastructure Inc., Class A(b)	241,973	2,925,453
TETRA Technologies Inc.(a)	956,805	1,607,432
U.S. Silica Holdings Inc.	429,120	4,368,442

		40,449,789

Entertainment — 1.0%
Eros International PLC(a)(b)	156,828	1,300,104
Glu Mobile Inc.(a)(b)	1,012,201	8,168,462
IMAX Corp.(a)(b)	484,694	9,117,094
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	89,460	2,231,133
Liberty Media Corp.-Liberty Braves,
Class C, NVS(a)(b)	326,262	8,120,661
LiveXLive Media Inc.(a)(b)	265,850	1,315,958
Pandora Media Inc.(a)	2,352,489	19,031,636
Rosetta Stone Inc.(a)(b)	27,566	452,082
World Wrestling Entertainment Inc., Class A(b)	389,963	29,138,035

		78,875,165

Equity Real Estate Investment Trusts (REITs) — 2.2%
Alexander’s Inc.	19,233	5,861,064
Americold Realty Trust(b)	784,194	20,028,315
Armada Hoffler Properties Inc.(b)	143,072	2,011,592
City Office REIT Inc.(b)	61,357	628,909
Clipper Realty Inc.	134,111	1,752,831
Easterly Government Properties Inc.(b)	128,483	2,014,613
EastGroup Properties Inc.	319,220	29,282,051
Essential Properties Realty Trust Inc.	41,063	568,312
First Industrial Realty Trust Inc.	243,796	7,035,953
Four Corners Property Trust Inc.(b)	423,239	11,088,862
GEO Group Inc. (The)(b)	228,987	4,511,044
Monmouth Real Estate Investment Corp.(b)	127,635	1,582,674
National Health Investors Inc.(b)	162,116	12,246,243
National Storage Affiliates Trust	50,070	1,324,852
NexPoint Residential Trust Inc.(b)	8,786	307,949
Pennsylvania REIT(b)	298,467	1,772,894
PS Business Parks Inc.	124,679	16,332,949
QTS Realty Trust Inc., Class A(b)	214,400	7,943,520
Ryman Hospitality Properties Inc.	405,517	27,043,929
Saul Centers Inc.	97,086	4,584,401
Tanger Factory Outlet Centers Inc.(b)	835,732	16,898,501
UMH Properties Inc.	256,644	3,038,665
Universal Health Realty Income Trust	105,070	6,448,146

269

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Urban Edge Properties	160,560	$2,668,507

		186,976,776

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings Inc.(a)(b)	380,060	8,422,130
Chefs’ Warehouse Inc. (The)(a)(b)	197,423	6,313,587
Performance Food Group Co.(a)	924,465	29,832,485
PriceSmart Inc.	201,297	11,896,653

		56,464,855

Food Products — 0.9%
B&G Foods Inc.(b)	62,977	1,820,665
Calavo Growers Inc.	144,421	10,536,956
Cal-Maine Foods Inc.	114,364	4,837,597
Freshpet Inc.(a)(b)	238,578	7,672,668
J&J Snack Foods Corp.	136,407	19,723,088
John B Sanfilippo & Son Inc.	77,371	4,306,470
Lancaster Colony Corp.	124,546	22,027,206
Limoneira Co.	41,401	809,390
Tootsie Roll Industries Inc.	22,409	748,461

		72,482,501

Gas Utilities — 0.1%
Chesapeake Utilities Corp.	15,797	1,284,296
New Jersey Resources Corp.	60,548	2,765,227
South Jersey Industries Inc.	114,773	3,190,690

		7,240,213

Health Care Equipment & Supplies — 6.5%
Accuray Inc.(a)(b)	759,269	2,589,107
Antares Pharma Inc.(a)(b)	1,310,677	3,565,041
AtriCure Inc.(a)(b)	335,559	10,268,105
Atrion Corp.	12,943	9,591,799
AxoGen Inc.(a)(b)	305,903	6,249,598
Axonics Modulation Technologies Inc.(a)(b)	46,986	709,959
Cardiovascular Systems Inc.(a)(b)	308,740	8,796,003
Cerus Corp.(a)	1,065,441	5,401,786
CONMED Corp.	84,327	5,413,793
CryoLife Inc.(a)	218,234	6,193,481
CryoPort Inc.(a)(b)	232,043	2,559,434
Cutera Inc.(a)(b)	122,967	2,092,898
CytoSorbents Corp.(a)(b)	269,753	2,179,604
ElectroCore Inc.(a)(b)	49,431	309,438
Endologix Inc.(a)(b)	924,340	661,827
FONAR Corp.(a)(b)	10,601	214,564
GenMark Diagnostics Inc.(a)(b)	465,253	2,261,130
Glaukos Corp.(a)(b)	309,066	17,360,237
Globus Medical Inc., Class A(a)(b)	658,968	28,520,135
Haemonetics Corp.(a)	471,755	47,199,088
Helius Medical Technologies Inc.(a)(b)	161,266	1,477,197
Heska Corp.(a)(b)	60,478	5,207,156
Inogen Inc.(a)	162,166	20,136,152
Integer Holdings Corp.(a)	207,452	15,820,290
IntriCon Corp.(a)(b)	68,663	1,811,330
iRadimed Corp.(a)(b)	30,653	749,772
iRhythm Technologies Inc.(a)(b)	219,094	15,222,651
Lantheus Holdings Inc.(a)	310,109	4,853,206
LeMaitre Vascular Inc.(b)	144,183	3,408,486
LivaNova PLC(a)	349,942	32,009,195
Meridian Bioscience Inc.	329,652	5,722,759
Merit Medical Systems Inc.(a)(b)	483,300	26,972,973
Natus Medical Inc.(a)(b)	297,612	10,127,736
Neogen Corp.(a)(b)	455,873	25,984,761

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neuronetics Inc.(a)(b)	52,286	$1,011,734
Nevro Corp.(a)(b)	265,193	10,313,356
Novocure Ltd.(a)(b)	667,739	22,355,902
NuVasive Inc.(a)(b)	466,597	23,124,547
Nuvectra Corp.(a)(b)	156,218	2,552,602
NxStage Medical Inc.(a)(b)	598,128	17,118,423
OraSure Technologies Inc.(a)(b)	518,518	6,056,290
Orthofix Medical Inc.(a)	120,366	6,318,011
OrthoPediatrics Corp.(a)(b)	63,878	2,228,065
Oxford Immunotec Global PLC(a)(b)	231,356	2,956,730
Pulse Biosciences Inc.(a)(b)	99,728	1,142,883
Quidel Corp.(a)(b)	310,627	15,164,810
Rockwell Medical Inc.(a)(b)	414,639	937,084
RTI Surgical Inc.(a)(b)	96,660	357,642
Senseonics Holdings Inc.(a)(b)	773,130	2,002,407
SI-BONE Inc.(a)(b)	68,055	1,421,669
Sientra Inc.(a)(b)	210,514	2,675,633
STAAR Surgical Co.(a)	399,891	12,760,522
Surmodics Inc.(a)(b)	117,161	5,537,029
Tactile Systems Technology Inc.(a)(b)	158,850	7,235,618
Tandem Diabetes Care Inc.(a)(b)	463,301	17,591,539
TransEnterix Inc.(a)(b)	1,449,359	3,275,551
Utah Medical Products Inc.	26,956	2,239,505
Vapotherm Inc.(a)(b)	37,812	754,349
Varex Imaging Corp.(a)(b)	344,963	8,168,724
ViewRay Inc.(a)(b)	570,046	3,460,179
Wright Medical Group NV(a)(b)	1,129,837	30,754,163

		541,155,658

Health Care Providers & Services — 2.9%
AAC Holdings Inc.(a)(b)	70,210	98,294
Addus HomeCare Corp.(a)(b)	87,578	5,944,795
Amedisys Inc.(a)(b)	242,362	28,383,014
American Renal Associates Holdings Inc.(a)(b)	106,148	1,222,825
AMN Healthcare Services Inc.(a)(b)	418,955	23,737,990
Apollo Medical Holdings Inc.(a)(b)	29,960	594,706
BioScrip Inc.(a)(b)	147,332	525,975
BioTelemetry Inc.(a)(b)	299,100	17,862,252
Capital Senior Living Corp.(a)(b)	218,705	1,487,194
Civitas Solutions Inc.(a)	103,747	1,816,610
CorVel Corp.(a)(b)	82,260	5,077,087
Diplomat Pharmacy Inc.(a)(b)	412,854	5,557,015
Ensign Group Inc. (The)	451,534	17,515,004
Genesis Healthcare Inc.(a)(b)	517,997	611,236
Guardant Health Inc.(a)(b)	109,237	4,106,219
HealthEquity Inc.(a)(b)	490,703	29,270,434
LHC Group Inc.(a)(b)	267,331	25,097,034
National Research Corp.	91,014	3,471,274
PetIQ Inc.(a)(b)	134,813	3,164,061
Providence Service Corp. (The)(a)	101,144	6,070,663
Quorum Health Corp.(a)(b)	268,714	776,584
R1 RCM Inc.(a)(b)	852,023	6,773,583
RadNet Inc.(a)(b)	359,843	3,659,603
Select Medical Holdings Corp.(a)	985,164	15,122,267
Surgery Partners Inc.(a)(b)	19,269	188,644
Tenet Healthcare Corp.(a)(b)	761,181	13,046,642
Tivity Health Inc.(a)	361,364	8,965,441
U.S. Physical Therapy Inc.(b)	113,464	11,613,040

		241,759,486

270

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 1.9%
Allscripts Healthcare Solutions Inc.(a)(b)	192,841	$1,858,987
Castlight Health Inc., Class B(a)(b)	675,357	1,465,525
Computer Programs & Systems Inc.(b)	54,281	1,362,453
Evolent Health Inc., Class A(a)(b)	143,433	2,861,488
HealthStream Inc.	236,082	5,701,380
HMS Holdings Corp.(a)	656,648	18,471,508
Inovalon Holdings Inc., Class A(a)(b)	625,513	8,869,774
Inspire Medical Systems Inc.(a)(b)	107,259	4,531,693
Medidata Solutions Inc.(a)(b)	524,273	35,346,486
NantHealth Inc.(a)(b)	74,309	40,439
NextGen Healthcare Inc.(a)	307,852	4,663,958
Omnicell Inc.(a)(b)	351,399	21,519,675
Simulations Plus Inc.	106,618	2,121,698
Tabula Rasa HealthCare Inc.(a)(b)	161,130	10,273,649
Teladoc Health Inc.(a)(b)	607,345	30,106,092
Vocera Communications Inc.(a)(b)	274,546	10,803,385

		159,998,190

Hotels, Restaurants & Leisure — 4.6%
Belmond Ltd., Class A(a)	106,453	2,664,519
BJ’s Restaurants Inc.(b)	188,429	9,528,855
Bloomin’ Brands Inc.	753,651	13,482,816
Bluegreen Vacations Corp.(b)	69,491	898,519
Boyd Gaming Corp.	677,326	14,074,834
Brinker International Inc.	266,251	11,709,719
Carrols Restaurant Group Inc.(a)(b)	269,751	2,654,350
Cheesecake Factory Inc. (The)	383,694	16,694,526
Churchill Downs Inc.	106,799	26,052,548
Chuy’s Holdings Inc.(a)(b)	120,389	2,135,701
Cracker Barrel Old Country Store Inc.(b)	174,975	27,971,504
Dave & Buster’s Entertainment Inc.	361,980	16,129,829
Denny’s Corp.(a)(b)	413,329	6,700,063
Dine Brands Global Inc.	90,563	6,098,512
Drive Shack Inc.(a)(b)	501,311	1,965,139
Eldorado Resorts Inc.(a)(b)	597,560	21,637,648
Empire Resorts Inc.(a)(b)	23,477	237,822
Fiesta Restaurant Group Inc.(a)(b)	172,375	2,673,536
Golden Entertainment Inc.(a)	164,152	2,629,715
Jack in the Box Inc.	41,342	3,209,380
Lindblad Expeditions Holdings Inc.(a)(b)	191,314	2,575,087
Marriott Vacations Worldwide Corp.	293,136	20,669,019
Monarch Casino & Resort Inc.(a)	82,585	3,149,792
Nathan’s Famous Inc.	26,592	1,767,038
Noodles & Co.(a)	127,090	888,359
Papa John’s International Inc.	92,251	3,672,512
Penn National Gaming Inc.(a)(b)	299,725	5,643,822
Planet Fitness Inc., Class A(a)(b)	802,053	43,006,082
PlayAGS Inc.(a)(b)	199,323	4,584,429
Potbelly Corp.(a)(b)	204,639	1,647,344
RCI Hospitality Holdings Inc.	63,540	1,418,848
Red Rock Resorts Inc., Class A	632,402	12,844,085
Ruth’s Hospitality Group Inc.	261,022	5,933,030
Scientific Games Corp./DE, Class A(a)(b)	506,265	9,052,018
SeaWorld Entertainment Inc.(a)	499,726	11,038,947
Shake Shack Inc., Class A(a)(b)	224,734	10,207,418
Texas Roadhouse Inc.	614,972	36,713,828
Town Sports International Holdings Inc.(a)(b)	8,368	53,555
Wingstop Inc.	244,062	15,666,340

		379,681,088

Security	Shares	Value

Household Durables — 1.3%
Cavco Industries Inc.(a)	77,932	$10,160,774
Century Communities Inc.(a)(b)	17,801	307,245
GoPro Inc., Class A(a)(b)	1,037,404	4,398,593
Green Brick Partners Inc.(a)(b)	16,819	121,770
Hamilton Beach Brands Holding Co., Class A	57,868	1,357,583
Helen of Troy Ltd.(a)	17,949	2,354,550
Hooker Furniture Corp.	48,038	1,265,321
Hovnanian Enterprises Inc., Class A(a)(b)	261,388	178,763
Installed Building Products Inc.(a)(b)	198,529	6,688,442
iRobot Corp.(a)(b)	244,421	20,467,814
KB Home(b)	163,796	3,128,504
La-Z-Boy Inc.	180,957	5,014,318
LGI Homes Inc.(a)(b)	168,378	7,614,053
Lovesac Co. (The)(a)(b)	24,234	555,928
M/I Homes Inc.(a)	45,694	960,488
Meritage Homes Corp.(a)(b)	22,012	808,281
Purple Innovation Inc.(a)(b)	44,398	261,504
Roku Inc.(a)(b)	394,387	12,084,018
Skyline Champion Corp.	261,029	3,834,516
Sonos Inc.(a)(b)	69,453	682,028
Taylor Morrison Home Corp., Class A(a)(b)	162,704	2,586,994
TopBuild Corp.(a)(b)	322,359	14,506,155
TRI Pointe Group Inc.(a)(b)	67,806	741,120
Turtle Beach Corp.(a)(b)	73,432	1,047,875
Vuzix Corp.(a)(b)	190,594	916,757
William Lyon Homes, Class A(a)(b)	56,525	604,252
ZAGG Inc.(a)(b)	247,941	2,424,863

		105,072,509

Household Products — 0.4%
Central Garden & Pet Co.(a)(b)	71,692	2,469,790
Central Garden & Pet Co., Class A, NVS(a)	278,085	8,690,156
WD-40 Co.	123,782	22,684,289

		33,844,235

Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power Inc., Class A	118,873	1,333,755

Industrial Conglomerates — 0.1%
Raven Industries Inc.	326,270	11,807,711

Insurance — 1.5%
Ambac Financial Group Inc.(a)(b)	26,444	455,895
FedNat Holding Co.	57,892	1,153,209
Global Indemnity Ltd.	15,247	552,399
Health Insurance Innovations Inc., Class A(a)(b)	119,661	3,198,538
Heritage Insurance Holdings Inc.	21,167	311,578
Investors Title Co.	2,445	431,983
James River Group Holdings Ltd.	111,961	4,091,055
Kemper Corp.	274,114	18,195,687
Kingstone Companies Inc.	24,843	439,473
Kinsale Capital Group Inc.(b)	178,613	9,923,738
MBIA Inc.(a)(b)	85,075	758,869
National General Holdings Corp.	355,458	8,605,638
Navigators Group Inc. (The)	19,530	1,357,140
Primerica Inc.	354,796	34,667,117
RLI Corp.	299,366	20,653,260
Stewart Information Services Corp.	11,184	463,018
Trupanion Inc.(a)(b)	231,250	5,887,625
United Fire Group Inc.	16,763	929,508
United Insurance Holdings Corp.	140,474	2,334,678

271

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Universal Insurance Holdings Inc.	288,076	$10,923,842

		125,334,250

Interactive Media & Services — 0.8%
Care.com Inc.(a)(b)	178,416	3,445,213
Cargurus Inc.(a)(b)	454,617	15,334,231
Liberty TripAdvisor Holdings Inc., Class A(a)(b)	661,613	10,513,031
QuinStreet Inc.(a)(b)	402,119	6,526,391
Travelzoo(a)	42,029	413,145
TrueCar Inc.(a)	841,882	7,627,451
Yelp Inc.(a)(b)	735,540	25,736,545

		69,596,007

Internet & Direct Marketing Retail — 1.7%
1-800-Flowers.com Inc., Class A(a)(b)	73,881	903,565
Duluth Holdings Inc., Class B(a)(b)	74,985	1,891,871
Etsy Inc.(a)(b)	1,084,328	51,581,483
Gaia Inc.(a)(b)	62,366	646,112
Groupon Inc.(a)(b)	4,050,961	12,963,075
Leaf Group Ltd.(a)	114,215	782,373
Liberty Expedia Holdings Inc., Class A(a)	34,272	1,340,378
Nutrisystem Inc.	267,891	11,755,057
Overstock.com Inc.(a)(b)	208,116	2,826,215
PetMed Express Inc.	180,697	4,203,012
Quotient Technology Inc.(a)(b)	720,695	7,697,023
Remark Holdings Inc.(a)(b)	246,123	297,809
Shutterfly Inc.(a)	304,250	12,249,105
Shutterstock Inc.(b)	170,932	6,155,261
Stamps.com Inc.(a)(b)	159,447	24,816,331

		140,108,670

IT Services — 2.5%
Brightcove Inc.(a)(b)	325,864	2,294,083
Carbonite Inc.(a)(b)	291,249	7,356,950
Cardtronics PLC, Class A(a)(b)	291,353	7,575,178
Cass Information Systems Inc.	129,603	6,858,591
ConvergeOne Holdings Inc.	190,437	2,357,610
CSG Systems International Inc.	248,534	7,895,925
Endurance International Group Holdings Inc.(a)(b)	636,951	4,235,724
Everi Holdings Inc.(a)(b)	592,329	3,050,494
EVERTEC Inc.	463,877	13,313,270
Evo Payments Inc., Class A(a)(b)	168,762	4,163,359
Exela Technologies Inc.(a)(b)	352,799	1,372,388
ExlService Holdings Inc.(a)	303,233	15,956,121
GTT Communications Inc.(a)(b)	386,936	9,154,906
Hackett Group Inc. (The)	197,742	3,165,849
I3 Verticals Inc., Class A(a)(b)	54,673	1,317,619
Information Services Group Inc.(a)(b)	188,311	798,439
Internap Corp.(a)(b)	218,850	908,228
Limelight Networks Inc.(a)(b)	993,237	2,324,175
LiveRamp Holdings Inc.(a)	355,689	13,740,266
MAXIMUS Inc.	579,525	37,721,282
MoneyGram International Inc.(a)(b)	22,926	45,852
NIC Inc.	584,457	7,294,023
Perficient Inc.(a)	113,513	2,526,799
PFSweb Inc.(a)(b)	143,037	733,780
PRGX Global Inc.(a)(b)	190,054	1,799,811
Science Applications International Corp.	384,249	24,476,661
ServiceSource International Inc.(a)	738,602	797,690
Travelport Worldwide Ltd.	213,236	3,330,746
TTEC Holdings Inc.	127,348	3,638,332
Tucows Inc., Class A(a)(b)	86,073	5,169,544

Security	Shares	Value

IT Services (continued)
Unisys Corp.(a)(b)	317,571	$3,693,351
Virtusa Corp.(a)(b)	258,942	11,028,340

		210,095,386

Leisure Products — 0.4%
Callaway Golf Co.	569,040	8,706,312
Johnson Outdoors Inc., Class A	27,113	1,592,618
Malibu Boats Inc., Class A(a)(b)	186,307	6,483,484
Marine Products Corp.	67,596	1,143,048
MasterCraft Boat Holdings Inc.(a)	166,710	3,117,477
Nautilus Inc.(a)(b)	243,999	2,659,589
Sturm Ruger & Co. Inc.	151,144	8,043,884
YETI Holdings Inc.(a)	87,560	1,299,390

		33,045,802

Life Sciences Tools & Services — 0.7%
Accelerate Diagnostics Inc.(a)(b)	236,672	2,721,728
Cambrex Corp.(a)(b)	130,986	4,946,031
ChromaDex Corp.(a)(b)	363,845	1,247,988
Codexis Inc.(a)(b)	463,017	7,732,384
Enzo Biochem Inc.(a)(b)	411,055	1,142,733
Fluidigm Corp.(a)(b)	234,765	2,023,674
Harvard Bioscience Inc.(a)(b)	17,423	55,405
Luminex Corp.	159,092	3,676,616
Medpace Holdings Inc.(a)(b)	197,963	10,478,182
NanoString Technologies Inc.(a)(b)	206,480	3,062,099
NeoGenomics Inc.(a)(b)	582,948	7,350,974
Pacific Biosciences of California Inc.(a)(b)	1,246,141	9,221,444
Quanterix Corp.(a)(b)	76,617	1,402,857
Syneos Health Inc.(a)(b)	45,534	1,791,763

		56,853,878

Machinery — 4.6%
Actuant Corp., Class A	272,048	5,710,287
Alamo Group Inc.	75,753	5,857,222
Albany International Corp., Class A	260,825	16,283,305
Altra Industrial Motion Corp.	393,399	9,893,985
Astec Industries Inc.	98,031	2,959,556
Barnes Group Inc.	57,247	3,069,584
Blue Bird Corp.(a)	61,988	1,127,562
Chart Industries Inc.(a)	120,828	7,857,445
Columbus McKinnon Corp./NY(b)	124,192	3,743,147
Commercial Vehicle Group Inc.(a)(b)	270,258	1,540,471
DMC Global Inc.(b)	129,647	4,553,203
Douglas Dynamics Inc.	201,679	7,238,259
Energy Recovery Inc.(a)(b)	326,329	2,196,194
EnPro Industries Inc.	18,076	1,086,368
Evoqua Water Technologies Corp.(a)(b)	687,362	6,598,675
Federal Signal Corp.	510,543	10,159,806
Franklin Electric Co. Inc.	399,394	17,126,015
Gencor Industries Inc.(a)(b)	15,170	166,415
Global Brass & Copper Holdings Inc.	181,961	4,576,319
Gorman-Rupp Co. (The)	35,687	1,156,616
Graham Corp.	6,595	150,630
Harsco Corp.(a)	731,458	14,526,756
Hillenbrand Inc.	569,559	21,603,373
John Bean Technologies Corp.(b)	284,145	20,404,452
Kadant Inc.	98,831	8,050,773
Kennametal Inc.	454,578	15,128,356
Lindsay Corp.	97,495	9,383,894
Lydall Inc.(a)(b)	24,017	487,785
Manitex International Inc.(a)	108,000	613,440

272

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Meritor Inc.(a)(b)	739,429	$12,503,744
Milacron Holdings Corp.(a)	67,367	800,994
Miller Industries Inc./TN	6,777	182,979
Mueller Industries Inc.	515,875	12,050,840
Mueller Water Products Inc., Class A	834,637	7,595,197
Navistar International Corp.(a)	26,754	694,266
Omega Flex Inc.	27,198	1,470,596
Proto Labs Inc.(a)	245,707	27,713,292
RBC Bearings Inc.(a)(b)	216,702	28,409,632
REV Group Inc.(b)	46,587	349,868
Rexnord Corp.(a)(b)	111,195	2,551,925
Spartan Motors Inc.	309,199	2,235,509
SPX Corp.(a)	317,523	8,893,819
Standex International Corp.	90,347	6,069,511
Sun Hydraulics Corp.(b)	263,589	8,748,519
Tennant Co.	162,534	8,469,647
Twin Disc Inc.(a)	6,970	102,807
Wabash National Corp.	132,528	1,733,466
Watts Water Technologies Inc., Class A	143,638	9,268,960
Woodward Inc.	486,727	36,158,949

		379,254,413

Marine — 0.1%
Matson Inc.	174,676	5,593,125

Media — 0.9%
Beasley Broadcast Group Inc., Class A	8,778	32,918
Cardlytics Inc.(a)(b)	53,389	578,203
Central European Media Enterprises Ltd.,
Class A(a)(b)	787,903	2,190,370
Entravision Communications Corp., Class A	116,666	339,498
Hemisphere Media Group Inc.(a)(b)	85,613	1,039,342
Loral Space & Communications Inc.(a)(b)	116,598	4,343,276
MDC Partners Inc., Class A(a)	506,641	1,322,333
New York Times Co. (The), Class A	968,960	21,598,118
Nexstar Media Group Inc., Class A	405,963	31,924,930
Sinclair Broadcast Group Inc., Class A	287,462	7,571,749
TechTarget Inc.(a)(b)	186,420	2,276,188
Tribune Publishing Co.(a)(b)	153,995	1,746,303

		74,963,228

Metals & Mining — 0.5%
Century Aluminum Co.(a)(b)	23,004	168,159
Cleveland-Cliffs Inc.(a)(b)	427,232	3,285,414
Coeur Mining Inc.(a)(b)	256,270	1,145,527
Compass Minerals International Inc.	284,472	11,859,638
Gold Resource Corp.(b)	432,023	1,728,092
Hecla Mining Co.(b)	323,492	763,441
Kaiser Aluminum Corp.	75,379	6,730,591
Ramaco Resources Inc.(a)(b)	54,966	272,082
Ryerson Holding Corp.(a)	149,170	945,738
Tahoe Resources Inc.(a)	1,336,776	4,879,232
Worthington Industries Inc.	351,132	12,233,439

		44,011,353

Mortgage Real Estate Investment — 0.0%
Granite Point Mortgage Trust Inc.(b)	77,302	1,393,755

Multiline Retail — 0.4%
Big Lots Inc.(b)	85,254	2,465,546
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	451,851	30,052,610

		32,518,156

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.2%
Abraxas Petroleum Corp.(a)(b)	1,345,221	$1,466,291
Berry Petroleum Corp.	49,601	434,009
Carrizo Oil & Gas Inc.(a)(b)	790,092	8,920,139
CONSOL Energy Inc.(a)	107,070	3,395,190
CVR Energy Inc.	158,349	5,459,874
Delek U.S. Holdings Inc.	681,593	22,158,588
Denbury Resources Inc.(a)	1,943,438	3,323,279
Eclipse Resources Corp.(a)(b)	410,722	431,258
Evolution Petroleum Corp.	234,348	1,598,253
Goodrich Petroleum Corp.(a)(b)	53,409	721,022
Isramco Inc.(a)	1,367	161,990
Jagged Peak Energy Inc.(a)(b)	580,193	5,291,360
Laredo Petroleum Inc.(a)(b)	424,717	1,537,476
Lilis Energy Inc.(a)(b)	395,186	541,405
Matador Resources Co.(a)(b)	881,589	13,691,077
NextDecade Corp.(a)(b)	70,948	383,119
Northern Oil and Gas Inc.(a)(b)	437,671	989,136
Panhandle Oil and Gas Inc., Class A	74,214	1,150,317
Par Pacific Holdings Inc.(a)(b)	17,408	246,845
Penn Virginia Corp.(a)	112,856	6,100,995
Renewable Energy Group Inc.(a)(b)	28,268	726,488
Resolute Energy Corp.(a)(b)	11,583	335,675
Ring Energy Inc.(a)(b)	491,221	2,495,403
Rosehill Resources Inc.(a)(b)	20,376	45,438
Sanchez Energy Corp.(a)(b)	739,705	199,720
SRC Energy Inc.(a)(b)	2,204,813	10,362,621
Tellurian Inc.(a)(b)	772,368	5,367,958
Uranium Energy Corp.(a)(b)	1,572,541	1,965,676
WildHorse Resource Development Corp.(a)	229,464	3,237,737
Zion Oil & Gas Inc.(a)(b)	500,513	208,914

		102,947,253

Paper & Forest Products — 0.3%
Boise Cascade Co.	330,818	7,890,009
Louisiana-Pacific Corp.	191,078	4,245,753
Neenah Inc.	125,554	7,397,642
Schweitzer-Mauduit International Inc.	51,616	1,292,981
Verso Corp., Class A(a)	21,575	483,280

		21,309,665

Personal Products — 0.5%
elf Beauty Inc.(a)(b)	202,278	1,751,728
Inter Parfums Inc.	146,632	9,614,660
Medifast Inc.	106,299	13,289,501
Natural Health Trends Corp.(b)	64,405	1,190,848
Revlon Inc., Class A(a)(b)	64,493	1,624,579
USANA Health Sciences Inc.(a)(b)	115,191	13,561,436

		41,032,752

Pharmaceuticals — 3.1%
Aclaris Therapeutics Inc.(a)(b)	266,221	1,967,373
Aerie Pharmaceuticals Inc.(a)(b)	323,755	11,687,556
Akcea Therapeutics Inc.(a)(b)	115,774	3,489,428
Akorn Inc.(a)(b)	113,778	385,707
Amneal Pharmaceuticals Inc.(a)(b)	791,386	10,707,453
Amphastar Pharmaceuticals Inc.(a)(b)	123,282	2,453,312
Ampio Pharmaceuticals Inc.(a)(b)	873,653	344,918
ANI Pharmaceuticals Inc.(a)(b)	72,532	3,265,391
Aquestive Therapeutics Inc.(a)(b)	35,621	224,412
Aratana Therapeutics Inc.(a)(b)	204,179	1,251,617
Arvinas Holding Co. LLC(a)	58,514	751,905
Assembly Biosciences Inc.(a)(b)	190,695	4,313,521

273

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Assertio Therapeutics Inc.(a)(b)	452,928	$1,635,070
Clearside Biomedical Inc.(a)	260,137	278,347
Collegium Pharmaceutical Inc.(a)(b)	264,294	4,537,928
Corcept Therapeutics Inc.(a)(b)	888,958	11,876,479
Cymabay Therapeutics Inc.(a)(b)	409,597	3,223,528
Dermira Inc.(a)(b)	319,871	2,299,873
Dova Pharmaceuticals Inc.(a)(b)	105,993	803,427
Durect Corp.(a)	1,457,291	704,017
Eloxx Pharmaceuticals Inc.(a)(b)	203,423	2,443,110
Endo International PLC(a)	132,386	966,418
Evolus Inc.(a)(b)	84,036	1,000,028
Horizon Pharma PLC(a)(b)	1,524,854	29,795,647
Innovate Biopharmaceuticals Inc.(a)(b)	185,904	429,438
Innoviva Inc.(a)(b)	627,930	10,957,379
Intersect ENT Inc.(a)(b)	270,495	7,622,549
Intra-Cellular Therapies Inc.(a)(b)	200,876	2,287,978
Kala Pharmaceuticals Inc.(a)(b)	142,178	695,250
Liquidia Technologies Inc.(a)(b)	33,253	720,260
Marinus Pharmaceuticals Inc.(a)(b)	326,226	936,269
Medicines Co. (The)(a)(b)	581,171	11,123,613
MyoKardia Inc.(a)(b)	309,075	15,101,405
Neos Therapeutics Inc.(a)(b)	399,688	659,485
Ocular Therapeutix Inc.(a)(b)	302,632	1,204,475
Odonate Therapeutics Inc.(a)(b)	63,726	897,262
Omeros Corp.(a)(b)	417,308	4,648,811
Optinose Inc.(a)(b)	174,116	1,079,519
Osmotica Pharmaceuticals PLC(a)	66,114	512,384
Pacira Pharmaceuticals Inc./DE(a)(b)	362,438	15,592,083
Paratek Pharmaceuticals Inc.(a)(b)	288,385	1,479,415
Phibro Animal Health Corp., Class A	173,877	5,591,884
Reata Pharmaceuticals Inc., Class A(a)(b)	168,950	9,478,095
resTORbio Inc.(a)(b)	5,310	45,772
Revance Therapeutics Inc.(a)(b)	298,597	6,010,758
Sienna Biopharmaceuticals Inc.(a)	143,897	333,841
SIGA Technologies Inc.(a)	469,070	3,705,653
Supernus Pharmaceuticals Inc.(a)(b)	445,018	14,783,498
Teligent Inc.(a)(b)	367,535	503,523
TherapeuticsMD Inc.(a)(b)	1,650,794	6,289,525
Theravance Biopharma Inc.(a)(b)	394,265	10,089,241
Tricida Inc.(a)(b)	89,847	2,118,592
Verrica Pharmaceuticals Inc.(a)(b)	43,966	358,323
WaVe Life Sciences Ltd.(a)(b)	160,998	6,768,356
Xeris Pharmaceuticals Inc.(a)(b)	50,360	856,120
Zogenix Inc.(a)(b)	286,366	10,440,904
Zomedica Pharmaceuticals Corp.(a)	374,042	460,072

		254,188,197

Professional Services — 1.9%
ASGN Inc.(a)	460,075	25,074,087
Barrett Business Services Inc.	64,309	3,681,690
BG Staffing Inc.	76,184	1,573,200
CRA International Inc.	20,510	872,700
Exponent Inc.	468,113	23,738,010
Forrester Research Inc.	92,676	4,142,617
Franklin Covey Co.(a)(b)	87,112	1,945,211
Heidrick & Struggles International Inc.	169,708	5,293,193
ICF International Inc.(b)	19,283	1,249,153
InnerWorkings Inc.(a)(b)	28,489	106,549
Insperity Inc.	347,527	32,445,121
Kforce Inc.	208,311	6,440,976
Korn/Ferry International	520,979	20,599,510

Security	Shares	Value

Professional Services (continued)
Mistras Group Inc.(a)(b)	120,503	$1,732,833
Resources Connection Inc.	89,064	1,264,709
TriNet Group Inc.(a)(b)	396,197	16,620,464
TrueBlue Inc.(a)	20,173	448,849
Upwork Inc.(a)(b)	94,240	1,706,686
WageWorks Inc.(a)	361,317	9,813,370
Willdan Group Inc.(a)(b)	87,523	3,061,555

		161,810,483

Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)(b)	5,065	113,912
Consolidated-Tomoka Land Co.(b)	10,240	537,600
Cushman & Wakefield PLC(a)(b)	316,636	4,581,723
FRP Holdings Inc.(a)(b)	10,679	491,341
Griffin Industrial Realty Inc.	2,452	78,219
HFF Inc., Class A	341,786	11,333,624
Kennedy-Wilson Holdings Inc.	582,025	10,575,394
Marcus & Millichap Inc.(a)	176,507	6,059,485
Maui Land & Pineapple Co. Inc.(a)(b)	61,281	607,908
Newmark Group Inc., Class A	1,360,462	10,910,905
Redfin Corp.(a)(b)	721,275	10,386,360
RMR Group Inc. (The), Class A	63,642	3,378,117
Trinity Place Holdings Inc.(a)(b)	169,589	736,016

		59,790,604

Road & Rail — 0.6%
ArcBest Corp.	28,907	990,354
Avis Budget Group Inc.(a)(b)	606,855	13,642,100
Heartland Express Inc.(b)	424,473	7,767,856
Marten Transport Ltd.	160,898	2,604,939
PAM Transportation Services Inc.(a)	13,569	534,754
Saia Inc.(a)	233,148	13,014,321
U.S. Xpress Enterprises Inc., Class A(a)	110,068	617,482
Universal Logistics Holdings Inc.	74,038	1,339,347
USA Truck Inc.(a)(b)	66,597	996,957
Werner Enterprises Inc.	189,164	5,587,905
YRC Worldwide Inc.(a)(b)	59,015	185,897

		47,281,912

Semiconductors & Semiconductor Equipment — 3.6%
ACM Research Inc., Class A(a)(b)	75,844	825,183
Adesto Technologies Corp.(a)(b)	223,959	985,420
Advanced Energy Industries Inc.(a)	348,305	14,952,734
Ambarella Inc.(a)(b)	113,912	3,984,642
Aquantia Corp.(a)(b)	194,513	1,705,879
Brooks Automation Inc.	631,337	16,528,403
Cabot Microelectronics Corp.	257,671	24,568,930
CEVA Inc.(a)(b)	184,879	4,083,977
Cirrus Logic Inc.(a)(b)	27,672	918,157
Cohu Inc.	131,743	2,117,110
Diodes Inc.(a)	90,736	2,927,143
Entegris Inc.	1,289,229	35,963,043
FormFactor Inc.(a)	53,676	756,295
Ichor Holdings Ltd.(a)(b)	203,545	3,317,783
Impinj Inc.(a)(b)	148,103	2,154,899
Inphi Corp.(a)(b)	395,092	12,702,208
Integrated Device Technology Inc.(a)	1,176,568	56,981,188
Kopin Corp.(a)(b)	480,577	480,096
Lattice Semiconductor Corp.(a)(b)	1,066,885	7,382,844
MaxLinear Inc.(a)(b)	576,101	10,139,377
Nanometrics Inc.(a)(b)	206,688	5,648,783
NVE Corp.	40,278	3,525,936

274

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Inc.(a)(b)	22,962	$193,570
Power Integrations Inc.	260,261	15,870,716
Rudolph Technologies Inc.(a)	286,064	5,855,730
Semtech Corp.(a)(b)	542,461	24,882,686
Silicon Laboratories Inc.(a)	390,199	30,751,583
SMART Global Holdings Inc.(a)(b)	91,900	2,729,430
SunPower Corp.(a)(b)	197,970	983,911
Synaptics Inc.(a)(b)	29,423	1,094,830
Xperi Corp.	94,957	1,746,259

		296,758,745

Software — 9.9%
8x8 Inc.(a)(b)	853,249	15,392,612
A10 Networks Inc.(a)	470,609	2,936,600
ACI Worldwide Inc.(a)(b)	983,129	27,203,179
Agilysys Inc.(a)	65,684	941,909
Alarm.com Holdings Inc.(a)(b)	284,129	14,737,771
Altair Engineering Inc., Class A(a)	225,171	6,210,216
Alteryx Inc., Class A(a)(b)	265,733	15,803,142
Amber Road Inc.(a)(b)	211,661	1,741,970
American Software Inc./GA, Class A	148,597	1,552,839
Anaplan Inc.(a)(b)	134,641	3,573,372
Appfolio Inc., Class A(a)(b)	142,355	8,430,263
Apptio Inc., Class A(a)	316,594	12,017,908
Asure Software Inc.(a)(b)	105,230	534,568
Avalara Inc.(a)(b)	65,541	2,041,602
Benefitfocus Inc.(a)(b)	204,077	9,330,400
Blackbaud Inc.	437,455	27,515,920
Blackline Inc.(a)(b)	333,933	13,674,556
Bottomline Technologies de Inc.(a)	383,190	18,393,120
Box Inc., Class A(a)(b)	1,120,173	18,908,520
Carbon Black Inc.(a)(b)	347,188	4,659,263
ChannelAdvisor Corp.(a)	220,987	2,508,202
Cision Ltd.(a)(b)	604,824	7,076,441
Cloudera Inc.(a)	963,564	10,657,018
CommVault Systems Inc.(a)(b)	362,778	21,436,552
Cornerstone OnDemand Inc.(a)(b)	493,470	24,885,692
Coupa Software Inc.(a)(b)	495,544	31,149,896
Digimarc Corp.(a)	95,030	1,377,935
Domo Inc., Class B(a)(b)	61,612	1,209,444
Ebix Inc.(b)	219,384	9,336,983
eGain Corp.(a)(b)	134,916	886,398
Ellie Mae Inc.(a)(b)	314,351	19,750,673
Envestnet Inc.(a)(b)	405,019	19,922,885
Everbridge Inc.(a)(b)	244,049	13,852,221
Five9 Inc.(a)(b)	520,321	22,748,434
ForeScout Technologies Inc.(a)(b)	271,444	7,054,830
Fusion Connect Inc.(a)(b)	25,199	42,334
Hortonworks Inc.(a)	660,884	9,529,947
HubSpot Inc.(a)(b)	336,286	42,281,239
Imperva Inc.(a)(b)	320,572	17,852,655
Instructure Inc.(a)(b)	289,322	10,852,468
j2 Global Inc.	425,020	29,487,888
LivePerson Inc.(a)(b)	536,378	10,116,089
Majesco(a)(b)	50,664	359,208
MINDBODY Inc., Class A(a)(b)	396,067	14,416,839
Mitek Systems Inc.(a)(b)	281,243	3,040,237
MobileIron Inc.(a)	671,923	3,084,127
Model N Inc.(a)(b)	234,099	3,097,130
Monotype Imaging Holdings Inc.	170,970	2,653,454
New Relic Inc.(a)	409,735	33,176,243

Security	Shares	Value

Software (continued)
OneSpan Inc.(a)	285,471	$3,696,849
Park City Group Inc.(a)(b)	119,933	716,000
Paylocity Holding Corp.(a)(b)	263,250	15,850,283
Progress Software Corp.	406,318	14,420,226
PROS Holdings Inc.(a)(b)	288,488	9,058,523
Q2 Holdings Inc.(a)(b)	339,456	16,820,045
QAD Inc., Class A	93,823	3,690,059
Qualys Inc.(a)(b)	308,722	23,073,882
Rapid7 Inc.(a)(b)	335,700	10,460,412
Rimini Street Inc.(a)(b)	93,473	481,386
SailPoint Technologies Holding Inc.(a)(b)	634,039	14,893,576
SecureWorks Corp., Class A(a)(b)	11,468	193,695
SendGrid Inc.(a)	268,529	11,592,397
ShotSpotter Inc.(a)(b)	66,551	2,075,060
SPS Commerce Inc.(a)(b)	156,065	12,856,635
SVMK Inc.(a)	132,193	1,622,008
Telaria Inc.(a)(b)	144,580	394,703
Telenav Inc.(a)(b)	152,701	619,966
Tenable Holdings Inc.(a)(b)	94,769	2,102,924
Trade Desk Inc. (The), Class A(a)(b)	302,489	35,106,873
Upland Software Inc.(a)(b)	142,788	3,880,978
Varonis Systems Inc.(a)	256,674	13,578,055
Veritone Inc.(a)(b)	76,626	291,179
VirnetX Holding Corp.(a)(b)	493,335	1,184,004
Workiva Inc.(a)(b)	259,396	9,309,722
Yext Inc.(a)(b)	757,066	11,242,430
Zix Corp.(a)	480,066	2,750,778
Zscaler Inc.(a)(b)	551,026	21,605,729

		823,011,569

Specialty Retail — 2.9%
American Eagle Outfitters Inc.	1,319,583	25,507,539
America’s Car-Mart Inc./TX(a)(b)	17,614	1,276,134
Asbury Automotive Group Inc.(a)(b)	176,424	11,760,424
At Home Group Inc.(a)(b)	409,756	7,646,047
Boot Barn Holdings Inc.(a)	252,762	4,304,537
Buckle Inc. (The)(b)	54,627	1,056,486
Camping World Holdings Inc., Class A(b)	291,816	3,347,130
Carvana Co.(a)(b)	295,216	9,656,515
Children’s Place Inc. (The)	144,658	13,032,239
Conn’s Inc.(a)(b)	85,683	1,615,981
Five Below Inc.(a)(b)	495,836	50,733,940
Hudson Ltd., Class A(a)(b)	362,106	6,210,118
Kirkland’s Inc.(a)(b)	36,937	352,010
Lithia Motors Inc., Class A	124,566	9,508,123
Lumber Liquidators Holdings Inc.(a)(b)	209,207	1,991,651
MarineMax Inc.(a)(b)	105,505	1,931,797
Monro Inc.(b)	288,895	19,861,531
Murphy USA Inc.(a)(b)	49,479	3,792,071
National Vision Holdings Inc.(a)(b)	570,314	16,065,745
Party City Holdco Inc.(a)(b)	30,324	302,634
RH(a)(b)	180,515	21,629,307
RTW RetailWinds Inc., NVS(a)(b)	164,517	465,583
Sally Beauty Holdings Inc.(a)(b)	289,778	4,940,715
Sleep Number Corp.(a)(b)	297,287	9,432,916
Sportsman’s Warehouse Holdings Inc.(a)(b)	335,369	1,468,916
Tailored Brands Inc.	453,490	6,185,604
Tile Shop Holdings Inc.	197,947	1,084,750
Tilly’s Inc., Class A	28,883	313,669
Winmark Corp.(b)	22,502	3,577,818

275

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Zumiez Inc.(a)(b)	52,626	$1,008,840

		240,060,770

Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)(b)	49,562	504,045
Avid Technology Inc.(a)(b)	181,688	863,018
Cray Inc.(a)(b)	63,295	1,366,539
Eastman Kodak Co.(a)(b)	162,281	413,817
Immersion Corp.(a)(b)	235,033	2,105,896
USA Technologies Inc.(a)(b)	518,634	2,017,486

		7,270,801

Textiles, Apparel & Luxury Goods — 1.4%
Crocs Inc.(a)	600,801	15,608,810
Deckers Outdoor Corp.(a)(b)	265,370	33,954,091
Fossil Group Inc.(a)(b)	91,764	1,443,448
G-III Apparel Group Ltd.(a)(b)	110,961	3,094,702
Movado Group Inc.	9,818	310,445
Oxford Industries Inc.	152,447	10,829,835
Steven Madden Ltd.	790,128	23,909,273
Superior Group of Companies Inc.	82,150	1,449,948
Wolverine World Wide Inc.	837,175	26,697,511

		117,298,063

Thrifts & Mortgage Finance — 0.9%
Axos Financial Inc.(a)(b)	538,186	13,551,524
Bank7 Corp.(a)(b)	4,181	55,816
BSB Bancorp. Inc./MA(a)	20,548	576,577
Entegra Financial Corp.(a)(b)	7,724	160,273
Essent Group Ltd.(a)	444,342	15,187,610
Federal Agricultural Mortgage Corp., Class C, NVS	25,862	1,563,099
FS Bancorp. Inc.	17,781	762,449
Greene County Bancorp. Inc.	22,792	709,287
Hingham Institution for Savings	5,620	1,111,299
Kearny Financial Corp./MD	267,097	3,424,184
LendingTree Inc.(a)(b)	72,369	15,890,061
Malvern Bancorp. Inc.(a)(b)	13,020	256,885
Merchants Bancorp/IN	45,164	901,473
Meridian Bancorp. Inc.	64,345	921,420
Meta Financial Group Inc.	253,603	4,917,362
NMI Holdings Inc., Class A(a)(b)	477,350	8,520,698
Oconee Federal Financial Corp.	1,896	47,210
PCSB Financial Corp.(b)	19,132	374,222
Provident Bancorp. Inc.(a)(b)	4,021	87,175
Southern Missouri Bancorp. Inc.	3,777	128,040
Sterling Bancorp Inc./MI(b)	127,876	888,738
Walker & Dunlop Inc.	32,314	1,397,581
Waterstone Financial Inc.	20,475	343,161
WSFS Financial Corp.	68,746	2,606,161

		74,382,305

Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,046,128	2,604,859
Turning Point Brands Inc.	72,868	1,983,467
Vector Group Ltd.	410,059	3,989,874

		8,578,200

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies Inc.	346,445	18,687,243
Beacon Roofing Supply Inc.(a)(b)	459,860	14,586,759
BlueLinx Holdings Inc.(a)(b)	80,037	1,977,714
BMC Stock Holdings Inc.(a)(b)	30,507	472,248
CAI International Inc.(a)(b)	69,938	1,624,660

Security	Shares	Value

Trading Companies & Distributors (continued)
DXP Enterprises Inc./TX(a)	110,780	$3,084,115
EVI Industries Inc.(b)	34,404	1,147,374
Foundation Building Materials Inc.(a)(b)	42,688	354,737
General Finance Corp.(a)(b)	44,637	451,280
GMS Inc.(a)	277,073	4,117,305
H&E Equipment Services Inc.	225,316	4,600,953
Herc Holdings Inc.(a)	217,949	5,664,495
Kaman Corp.	251,046	14,081,170
Lawson Products Inc./DE(a)(b)	15,676	495,362
MRC Global Inc.(a)(b)	410,609	5,021,748
Rush Enterprises Inc., Class A	125,815	4,338,101
Rush Enterprises Inc., Class B	18,567	660,985
SiteOne Landscape Supply Inc.(a)(b)	367,855	20,331,346
Systemax Inc.	83,321	1,990,539
Willis Lease Finance Corp.(a)(b)	3,442	119,093

		103,807,227

Water Utilities — 0.4%
American States Water Co.	227,200	15,231,488
California Water Service Group.	37,863	1,804,551
Global Water Resources Inc.	98,127	995,008
Middlesex Water Co.	123,892	6,609,638
Pure Cycle Corp.(a)(b)	84,333	837,427
SJW Group.	102,078	5,677,578
York Water Co. (The)	104,741	3,357,996

		34,513,686

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)(b)	370,770	7,626,739
Gogo Inc.(a)(b)	532,629	1,592,561
Shenandoah Telecommunications Co.	423,753	18,751,070

		27,970,370

Total Common Stocks — 99.9% (Cost: $9,874,263,362)		8,310,591,368

Short-Term Investments

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	1,513,639,053	1,513,790,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	13,137,725	13,137,725

		1,526,928,142

Total Short-Term Investments — 18.3% (Cost: $1,526,789,211)		1,526,928,142

Total Investments in Securities — 118.2% (Cost: $11,401,052,573)		9,837,519,510

Other Assets, Less Liabilities — (18.2)%		(1,515,414,048)

Net Assets — 100.0%		$8,322,105,462

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

276

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,455,135,686	58,503,367	1,513,639,053	$1,513,790,417	$16,433,173	(a)	$(4,748)	$169,531
BlackRock Cash Funds: Treasury, SL Agency Shares	6,408,863	6,728,862	13,137,725	13,137,725	243,158		—	—

				$1,526,928,142	$16,676,331		$(4,748)	$169,531

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	165	03/15/19	$11,129	$252,332

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,310,093,800	$—	$497,568	$8,310,591,368
Money Market Funds	1,526,928,142	—	—	1,526,928,142

	$9,837,021,942	$—	$497,568	$9,837,519,510

Derivative financial instruments(a)
Assets
Futures Contracts	$252,332	$—	$—	$252,332

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

277

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	323,907	$12,094,687
Cubic Corp.	67,096	3,605,739
Ducommun Inc.(a)(b)	104,296	3,788,031
Engility Holdings Inc.(a)	179,335	5,103,874
Esterline Technologies Corp.(a)	258,785	31,429,438
KeyW Holding Corp. (The)(a)(b)	484,070	3,238,428
Kratos Defense & Security Solutions Inc.(a)(b)	550,856	7,761,561
Maxar Technologies Ltd.	559,537	6,692,063
Mercury Systems Inc.(a)(b)	227,645	10,765,332
Moog Inc., Class A	289,613	22,439,215
National Presto Industries Inc.	44,902	5,249,942
Sparton Corp.(a)	50,073	910,828
Triumph Group Inc.(b)	472,775	5,436,913
Vectrus Inc.(a)	107,999	2,330,619
Wesco Aircraft Holdings Inc.(a)(b)	394,816	3,119,046

		123,965,716

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(a)	234,555	9,895,875
Echo Global Logistics Inc.(a)	15,433	313,753
Hub Group Inc., Class A(a)	117,233	4,345,827
Radiant Logistics Inc.(a)(b)	377,558	1,604,622

		16,160,077

Airlines — 0.9%
Hawaiian Holdings Inc.	483,611	12,772,166
Mesa Air Group Inc.(a)(b)	81,989	632,135
SkyWest Inc.	503,916	22,409,145
Spirit Airlines Inc.(a)(b)	677,316	39,230,143

		75,043,589

Auto Components — 0.9%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,105,365	12,269,552
Cooper Tire & Rubber Co.	502,185	16,235,641
Cooper-Standard Holdings Inc.(a)	175,552	10,905,290
Dana Inc.	107,307	1,462,595
Gentherm Inc.(a)	343,435	13,730,531
Modine Manufacturing Co.(a)	416,899	4,506,678
Motorcar Parts of America Inc.(a)(b)	186,185	3,098,118
Shiloh Industries Inc.(a)(b)	122,063	711,627
Standard Motor Products Inc.	211,490	10,242,461
Stoneridge Inc.(a)(b)	28,676	706,863
Superior Industries International Inc.	238,463	1,147,007
Tenneco Inc., Class A	92,169	2,524,509
Tower International Inc.	197,817	4,708,045

		82,248,917

Banks — 16.9%
1st Constitution Bancorp.	71,173	1,418,478
1st Source Corp.	156,463	6,311,717
Access National Corp.	151,517	3,231,858
ACNB Corp.	66,250	2,600,312
Allegiance Bancshares Inc.(a)(b)	96,722	3,130,891
Amalgamated Bank, Class A(b)	100,681	1,963,280
American National Bankshares Inc.	80,688	2,364,965
Ames National Corp.	83,555	2,123,968
Arrow Financial Corp.	118,540	3,795,651
Atlantic Capital Bancshares Inc.(a)(b)	80,771	1,322,221
Auburn National BanCorp. Inc.	22,933	726,059
Banc of California Inc.	430,499	5,729,942
BancFirst Corp.	136,488	6,810,751

Security	Shares	Value

Banks (continued)
Bancorp. Inc. (The)(a)	490,510	$3,904,460
BancorpSouth Bank	929,245	24,290,464
Bank of Commerce Holdings	153,540	1,682,798
Bank of Marin Bancorp.	132,195	5,451,722
Bank of Princeton (The)(b)	56,061	1,564,102
Bankwell Financial Group Inc.	50,332	1,445,032
Banner Corp.	290,741	15,548,829
Bar Harbor Bankshares	149,121	3,344,784
Baycom Corp.(a)(b)	100,753	2,326,387
BCB Bancorp. Inc.	133,881	1,401,734
Berkshire Hills Bancorp. Inc.	402,728	10,861,574
Blue Hills Bancorp. Inc.	123,127	2,627,530
Boston Private Financial Holdings Inc.	765,254	8,088,735
Bridge Bancorp. Inc.	163,153	4,158,770
Brookline Bancorp. Inc.	778,349	10,756,783
Bryn Mawr Bank Corp.	198,608	6,832,115
Business First Bancshares Inc.(b)	103,750	2,513,863
Byline Bancorp Inc.(a)(b)	159,313	2,654,155
C&F Financial Corp.	32,141	1,710,223
Cadence BanCorp.	474,992	7,970,366
Cambridge Bancorp(b)	26,437	2,200,880
Camden National Corp.	150,204	5,402,838
Capital Bancorp Inc/MD(a)(b)	54,018	616,345
Capital City Bank Group Inc.	110,849	2,572,805
Capstar Financial Holdings Inc.	55,936	823,937
Carolina Financial Corp.(b)	64,548	1,909,975
Cathay General Bancorp.	764,944	25,648,572
CB Financial Services Inc.	46,354	1,148,652
CBTX Inc.	186,001	5,468,429
CenterState Bank Corp.	906,568	19,074,191
Central Pacific Financial Corp.	222,263	5,412,104
Central Valley Community Bancorp.	115,494	2,179,372
Century Bancorp. Inc./MA, Class A, NVS	27,822	1,884,384
Chemical Financial Corp.	705,494	25,828,135
Chemung Financial Corp.	32,487	1,342,038
Citizens & Northern Corp.	116,379	3,075,897
City Holding Co.	140,044	9,465,574
Civista Bancshares Inc.	100,164	1,744,857
CNB Financial Corp./PA.	133,074	3,054,048
Coastal Financial Corp/WA(a)(b)	53,649	817,074
Codorus Valley Bancorp. Inc.	89,658	1,905,233
Columbia Banking System Inc.	720,358	26,141,792
Community Bank System Inc.	495,032	28,860,366
Community Bankers Trust Corp.(a)(b)	212,185	1,531,976
Community Financial Corp. (The)	45,423	1,328,169
Community Trust Bancorp. Inc.	151,558	6,003,212
ConnectOne Bancorp. Inc.	224,969	4,155,177
County Bancorp. Inc.	49,712	863,497
Customers Bancorp. Inc.(a)	195,412	3,556,498
CVB Financial Corp.	1,108,308	22,421,071
Eagle Bancorp. Inc.(a)(b)	61,802	3,010,375
Enterprise Bancorp. Inc./MA	87,968	2,829,051
Enterprise Financial Services Corp.	150,074	5,647,285
Equity Bancshares Inc., Class A(a)(b)	87,648	3,089,592
Esquire Financial Holdings Inc.(a)	30,822	668,837
Evans Bancorp. Inc.	46,068	1,497,671
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	8,221	316,426
Farmers National Banc Corp.	248,031	3,159,915
FB Financial Corp.	85,563	2,996,416
Fidelity D&D Bancorp. Inc.	23,890	1,533,260

278

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Fidelity Southern Corp.	215,888	$5,617,406
Financial Institutions Inc.	149,877	3,851,839
First Bancorp. Inc./ME	98,543	2,591,681
First BanCorp./Puerto Rico	2,110,018	18,146,155
First Bancorp./Southern Pines NC(b)	291,590	9,523,329
First Bancshares Inc. (The)(b)	120,826	3,654,986
First Bank/Hamilton NJ	161,078	1,952,265
First Busey Corp.	433,555	10,639,440
First Business Financial Services Inc.	80,495	1,570,457
First Choice Bancorp.(b)	87,358	1,974,291
First Commonwealth Financial Corp.	922,534	11,144,211
First Community Bankshares Inc.	156,307	4,920,544
First Community Corp./SC	69,586	1,352,056
First Financial Bancorp.	940,272	22,303,252
First Financial Corp./IN.	116,545	4,679,282
First Financial Northwest Inc.	71,533	1,106,616
First Foundation Inc.(a)(b)	257,211	3,307,733
First Guaranty Bancshares Inc.(b)	46,710	1,084,139
First Internet Bancorp.	95,052	1,942,863
First Interstate BancSystem Inc., Class A	327,082	11,958,118
First Merchants Corp.	488,342	16,735,480
First Mid-Illinois Bancshares Inc.	124,093	3,961,049
First Midwest Bancorp. Inc.	1,024,820	20,301,684
First Northwest Bancorp.	94,704	1,404,460
First of Long Island Corp. (The)	239,453	4,777,087
First Savings Financial Group Inc.(b)	15,134	786,060
First United Corp.	67,866	1,080,427
Flushing Financial Corp.	269,110	5,793,938
Franklin Financial Network Inc.(a)(b)	127,235	3,355,187
Fulton Financial Corp.	1,704,454	26,384,948
FVCBankcorp Inc.(a)(b)	15,781	277,903
German American Bancorp. Inc.	155,248	4,311,237
Glacier Bancorp. Inc.	678,645	26,887,915
Great Southern Bancorp. Inc.	108,438	4,991,401
Great Western Bancorp. Inc.	565,090	17,659,062
Green Bancorp. Inc.	213,144	3,653,288
Guaranty Bancorp.	47,555	986,766
Guaranty Bancshares Inc./TX	75,711	2,257,702
Hancock Whitney Corp.	841,696	29,164,766
Hanmi Financial Corp.	254,493	5,013,512
HarborOne Bancorp Inc.(a)(b)	80,354	1,276,825
Heartland Financial USA Inc.	289,985	12,744,841
Heritage Commerce Corp.	41,991	476,178
Heritage Financial Corp./WA	361,153	10,733,467
Hilltop Holdings Inc.	710,697	12,671,728
Home BancShares Inc./AR	1,217,070	19,886,924
HomeTrust Bancshares Inc.	120,064	3,143,276
Hope Bancorp Inc.	1,232,617	14,618,838
Horizon Bancorp Inc./IN	363,619	5,737,908
Howard Bancorp. Inc.(a)(b)	102,079	1,459,730
IBERIABANK Corp.	548,881	35,282,071
Independent Bank Corp./MI	160,916	3,382,454
Independent Bank Corp./Rockland MA	241,298	16,965,662
Independent Bank Group Inc.(b)	156,230	7,150,647
International Bancshares Corp.	547,064	18,819,002
Investar Holding Corp.	60,768	1,507,046
Investors Bancorp. Inc.	2,384,694	24,800,818
Lakeland Bancorp. Inc.	449,303	6,654,177
Lakeland Financial Corp.	66,691	2,678,311
LCNB Corp.	87,253	1,321,883

Security	Shares	Value

Banks (continued)
LegacyTexas Financial Group Inc.	284,372	$9,125,497
Level One Bancorp. Inc.	50,695	1,137,089
Live Oak Bancshares Inc.	123,710	1,832,145
Macatawa Bank Corp.	234,784	2,258,622
MB Financial Inc.	754,698	29,908,682
MBT Financial Corp.	176,910	1,645,263
Mercantile Bank Corp.	159,469	4,506,594
Metropolitan Bank Holding Corp.(a)(b)	63,929	1,972,210
Mid Penn Bancorp. Inc.(b)	46,675	1,074,459
Middlefield Banc Corp.	30,391	1,289,490
Midland States Bancorp. Inc.	102,060	2,280,020
MidSouth Bancorp. Inc.(b)	145,110	1,538,166
MidWestOne Financial Group Inc.	109,325	2,714,540
MutualFirst Financial Inc.	57,657	1,531,946
MVB Financial Corp.	83,615	1,508,415
National Bank Holdings Corp., Class A	192,001	5,927,071
National Bankshares Inc.	66,331	2,416,438
National Commerce Corp.(a)	99,290	3,574,440
NBT Bancorp. Inc.	416,642	14,411,647
Nicolet Bankshares Inc.(a)(b)	80,809	3,943,479
Northeast Bancorp.	66,960	1,120,241
Northrim BanCorp. Inc.	65,869	2,165,114
Norwood Financial Corp.	55,794	1,841,202
Oak Valley Bancorp.(b)	64,999	1,189,482
OFG Bancorp.	433,614	7,137,286
Ohio Valley Banc Corp.	40,509	1,433,614
Old Line Bancshares Inc.	137,220	3,611,630
Old National Bancorp./IN.	1,488,698	22,925,949
Old Second Bancorp. Inc.	288,527	3,750,851
Opus Bank	199,722	3,912,554
Origin Bancorp Inc.(b)	114,149	3,890,198
Orrstown Financial Services Inc.	72,141	1,313,688
Pacific City Financial Corp.(b)	99,803	1,561,917
Pacific Mercantile Bancorp.(a)	150,738	1,077,777
Pacific Premier Bancorp. Inc.(a)(b)	300,790	7,676,161
Park National Corp.	136,697	11,612,410
Parke Bancorp. Inc.	67,189	1,257,442
Peapack Gladstone Financial Corp.	183,575	4,622,418
Penns Woods Bancorp. Inc.	44,295	1,782,431
Peoples Bancorp. Inc./OH.	173,277	5,215,638
Peoples Bancorp. of North Carolina Inc.	46,158	1,129,025
Peoples Financial Services Corp.	66,812	2,943,737
Premier Financial Bancorp. Inc.	116,810	1,741,637
QCR Holdings Inc.	126,428	4,057,075
RBB Bancorp.	137,254	2,411,553
Reliant Bancorp Inc.(b)	91,715	2,113,114
Renasant Corp.	476,234	14,372,742
Republic Bancorp. Inc./KY, Class A	95,566	3,700,316
Republic First Bancorp. Inc.(a)(b)	340,707	2,034,021
S&T Bancorp. Inc.	339,139	12,833,020
Sandy Spring Bancorp. Inc.	344,661	10,801,676
SB One Bancorp.	70,571	1,442,471
Seacoast Banking Corp. of Florida(a)(b)	366,730	9,542,315
Select Bancorp. Inc.(a)(b)	152,377	1,886,427
Shore Bancshares Inc.	124,066	1,803,920
Sierra Bancorp.	136,832	3,288,073
Simmons First National Corp., Class A	893,511	21,560,420
SmartFinancial Inc.(a)	110,243	2,014,140
South State Corp.	361,853	21,693,087
Southern First Bancshares Inc.(a)(b)	59,730	1,915,541

279

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Southern National Bancorp. of Virginia Inc.	191,675	$2,533,943
Southside Bancshares Inc.	330,615	10,497,026
Spirit of Texas Bancshares Inc.(a)(b)	85,165	1,940,059
State Bank Financial Corp.	246,189	5,315,221
Stock Yards Bancorp. Inc.	165,912	5,441,914
Summit Financial Group Inc.	107,604	2,077,833
Tompkins Financial Corp.	138,016	10,352,580
TowneBank/Portsmouth VA	652,792	15,634,368
TriCo Bancshares	239,106	8,079,392
TriState Capital Holdings Inc.(a)	180,320	3,509,027
Trustmark Corp.	658,681	18,726,301
UMB Financial Corp.	448,362	27,336,631
Union Bankshares Corp.	647,765	18,286,406
Union Bankshares Inc./Morrisville VT	4,539	216,737
United Bankshares Inc./WV	988,369	30,748,160
United Community Banks Inc./GA	644,544	13,831,914
United Security Bancshares/Fresno CA	130,610	1,251,244
Unity Bancorp. Inc.	68,332	1,418,572
Univest Corp. of Pennsylvania	286,899	6,188,411
Valley National Bancorp.	3,191,778	28,342,989
Veritex Holdings Inc.(a)(b)	155,395	3,322,345
Washington Trust Bancorp. Inc.	105,473	5,013,132
WesBanco Inc.	516,973	18,967,739
West Bancorp. Inc.	122,224	2,333,256
Westamerica Bancorp.	253,780	14,130,470

		1,468,740,962

Beverages — 0.0%
MGP Ingredients Inc.(b)	14,412	822,205

Biotechnology — 1.0%
Abeona Therapeutics Inc.(a)(b)	28,104	200,663
Acceleron Pharma Inc.(a)(b)	66,664	2,903,217
Achaogen Inc.(a)(b)	38,130	46,900
Achillion Pharmaceuticals Inc.(a)	1,356,329	2,156,563
Acorda Therapeutics Inc.(a)(b)	376,053	5,858,906
Adamas Pharmaceuticals Inc.(a)(b)	105,819	903,694
Adverum Biotechnologies Inc.(a)	493,551	1,554,686
AgeX Therapeutics Inc.(a)(b)	64,936	194,158
Akebia Therapeutics Inc.(a)(b)	69,239	382,892
Albireo Pharma Inc.(a)(b)	69,265	1,699,070
Alder Biopharmaceuticals Inc.(a)(b)	109,408	1,121,432
Allakos Inc.(a)(b)	13,705	716,360
Allogene Therapeutics Inc.(a)(b)	34,810	937,433
AMAG Pharmaceuticals Inc.(a)(b)	338,333	5,139,278
Aptinyx Inc.(a)(b)	21,477	355,230
Arbutus Biopharma Corp.(a)(b)	255,579	978,868
Arcus Biosciences Inc.(a)	94,001	1,012,391
Ardelyx Inc.(a)	425,523	761,686
Arena Pharmaceuticals Inc.(a)(b)	96,905	3,774,450
ArQule Inc.(a)(b)	99,905	276,737
Athersys Inc.(a)(b)	56,793	81,782
Audentes Therapeutics Inc.(a)(b)	28,544	608,558
AVEO Pharmaceuticals Inc.(a)(b)	434,682	695,491
Avrobio Inc.(a)(b)	9,826	163,603
Bellicum Pharmaceuticals Inc.(a)(b)	128,898	376,382
BioCryst Pharmaceuticals Inc.(a)(b)	160,334	1,293,895
BioTime Inc.(a)(b)	649,516	593,008
Calithera Biosciences Inc.(a)(b)	308,293	1,236,255
Cara Therapeutics Inc.(a)(b)	42,453	551,889
CareDx Inc.(a)(b)	19,705	495,384

Security	Shares	Value

Biotechnology (continued)
CASI Pharmaceuticals Inc.(a)(b)	52,346	$210,431
Catalyst Biosciences Inc.(a)(b)	115,261	909,409
Cellular Biomedicine Group Inc.(a)(b)	31,178	550,604
Chimerix Inc.(a)(b)	427,537	1,098,770
Concert Pharmaceuticals Inc.(a)(b)	213,914	2,684,621
Constellation Pharmaceuticals Inc.(a)(b)	6,520	26,145
Corvus Pharmaceuticals Inc.(a)(b)	12,649	46,422
Crinetics Pharmaceuticals Inc.(a)(b)	11,252	337,447
Cytokinetics Inc.(a)	43,164	272,796
Dynavax Technologies Corp.(a)(b)	68,823	629,730
Eidos Therapeutics Inc.(a)(b)	11,697	160,951
Epizyme Inc.(a)(b)	156,548	964,336
Equillium Inc.(a)(b)	8,408	68,609
Five Prime Therapeutics Inc.(a)(b)	333,339	3,100,053
Forty Seven Inc.(a)(b)	13,169	207,017
Gritstone Oncology Inc.(a)(b)	11,258	173,936
Immune Design Corp.(a)	298,014	387,418
Immunomedics Inc.(a)(b)	134,710	1,922,312
Karyopharm Therapeutics Inc.(a)(b)	47,452	444,625
Kezar Life Sciences Inc.(a)(b)	8,298	195,833
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	11,168	313,709
Kodiak Sciences Inc.(a)(b)	15,443	109,645
LogicBio Therapeutics Inc.(a)	13,230	137,592
Magenta Therapeutics Inc.(a)(b)	6,333	36,098
MeiraGTx Holdings PLC(a)(b)	6,000	57,840
Minerva Neurosciences Inc.(a)(b)	48,144	324,491
Miragen Therapeutics Inc.(a)(b)	46,558	141,071
Molecular Templates Inc.(a)(b)	119,878	484,307
Myriad Genetics Inc.(a)(b)	81,496	2,369,089
NantKwest Inc.(a)(b)	283,019	328,302
Neon Therapeutics Inc.(a)(b)	12,458	62,664
NewLink Genetics Corp.(a)(b)	251,529	382,324
Novavax Inc.(a)(b)	2,355,458	4,334,043
Nymox Pharmaceutical Corp.(a)(b)	225,121	294,909
OPKO Health Inc.(a)(b)	3,187,981	9,595,823
Ovid therapeutics Inc.(a)(b)	32,703	79,141
PDL BioPharma Inc.(a)(b)	1,429,157	4,144,555
Pfenex Inc.(a)(b)	20,758	66,218
Portola Pharmaceuticals Inc.(a)(b)	45,678	891,635
Principia Biopharma Inc.(a)(b)	9,296	254,617
Proteostasis Therapeutics Inc.(a)	59,055	191,338
Prothena Corp. PLC(a)(b)	394,147	4,059,714
Ra Pharmaceuticals Inc.(a)(b)	134,150	2,441,530
Replimune Group Inc.(a)	12,032	120,320
Rigel Pharmaceuticals Inc.(a)(b)	163,556	376,179
Rubius Therapeutics Inc.(a)(b)	19,643	315,859
Scholar Rock Holding Corp.(a)(b)	10,030	230,389
Spectrum Pharmaceuticals Inc.(a)	76,779	671,816
Spero Therapeutics Inc.(a)(b)	77,364	475,789
Sutro Biopharma Inc.(a)	10,411	93,907
Syndax Pharmaceuticals Inc.(a)(b)	90,846	404,265
Synlogic Inc.(a)(b)	150,836	1,057,360
Tocagen Inc.(a)	15,895	130,498
Translate Bio Inc.(a)(b)	15,854	118,905
Twist Bioscience Corp.(a)(b)	8,219	189,777
XOMA Corp.(a)(b)	34,034	430,530
Y-MAbs Therapeutics Inc.(a)(b)	11,338	230,615
Zafgen Inc.(a)(b)	34,935	172,928

		87,582,118

280

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.3%
Apogee Enterprises Inc.	43,543	$1,299,758
Armstrong Flooring Inc.(a)	194,896	2,307,569
Caesarstone Ltd.(b)	224,489	3,048,561
Gibraltar Industries Inc.(a)(b)	316,228	11,254,554
Griffon Corp.	327,224	3,419,491
Insteel Industries Inc.	21,124	512,891
Masonite International Corp.(a)	13,490	604,757
Quanex Building Products Corp.	349,791	4,753,660
Universal Forest Products Inc.	63,013	1,635,817

		28,837,058

Capital Markets — 1.2%
Arlington Asset Investment Corp., Class A(b)	293,077	2,121,877
Associated Capital Group Inc., Class A	12,857	452,952
B. Riley Financial Inc.	199,195	2,828,569
Blucora Inc.(a)(b)	129,118	3,439,703
BrightSphere Investment Group PLC	119,831	1,279,795
Cowen Inc.(a)(b)	145,665	1,943,171
Donnelley Financial Solutions Inc.(a)	178,086	2,498,547
Federated Investors Inc., Class B	255,869	6,793,322
Focus Financial Partners Inc., Class A(a)(b)	78,734	2,073,066
GAIN Capital Holdings Inc.(b)	282,687	1,741,352
GAMCO Investors Inc., Class A	55,385	935,453
Greenhill & Co. Inc.	18,990	463,356
INTL. FCStone Inc.(a)(b)	152,779	5,588,656
Investment Technology Group Inc.	280,169	8,472,311
Ladenburg Thalmann Financial Services Inc.	81,968	190,985
Oppenheimer Holdings Inc., Class A, NVS	97,216	2,483,869
Piper Jaffray Companies	134,088	8,828,354
PJT Partners Inc., Class A	14,815	574,229
Siebert Financial Corp.(a)(b)	11,049	159,769
Stifel Financial Corp.	686,192	28,422,073
Value Line Inc.	4,928	128,177
Virtus Investment Partners Inc.	59,891	4,757,142
Waddell & Reed Financial Inc., Class A	768,399	13,892,654

		100,069,382

Chemicals — 1.4%
Advanced Emissions Solutions Inc.	19,402	204,691
AdvanSix Inc.(a)	192,128	4,676,396
AgroFresh Solutions Inc.(a)(b)	310,750	1,177,742
American Vanguard Corp.	283,923	4,312,790
Amyris Inc.(a)(b)	260,996	871,727
Flotek Industries Inc.(a)(b)	533,872	581,920
FutureFuel Corp.	259,043	4,108,422
Hawkins Inc.	94,678	3,877,064
HB Fuller Co.	127,801	5,453,269
Innophos Holdings Inc.	166,618	4,087,140
Innospec Inc.	239,655	14,801,093
Intrepid Potash Inc.(a)(b)	936,454	2,434,780
Koppers Holdings Inc.(a)(b)	55,305	942,397
Kraton Corp.(a)(b)	26,912	587,758
Livent Corp.(a)(b)	122,294	1,687,657
LSB Industries Inc.(a)(b)	209,382	1,155,789
Marrone Bio Innovations Inc.(a)(b)	63,447	93,267
Minerals Technologies Inc.(b)	350,034	17,970,746
PolyOne Corp.	41,590	1,189,474
PQ Group Holdings Inc.(a)(b)	365,599	5,414,521
Rayonier Advanced Materials Inc.	505,875	5,387,569
Sensient Technologies Corp.	199,357	11,134,088
Stepan Co.	200,432	14,831,968

Security	Shares	Value

Chemicals (continued)
Trecora Resources(a)(b)	201,142	$1,568,908
Tredegar Corp.	257,671	4,086,662
Trinseo SA	130,335	5,966,736
Tronox Ltd., Class A	491,414	3,823,201
Valhi Inc.	237,314	458,016

		122,885,791

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	655,141	21,036,578
ACCO Brands Corp.	1,024,382	6,945,310
Advanced Disposal Services Inc.(a)(b)	42,637	1,020,730
Brady Corp., Class A, NVS	469,510	20,404,905
BrightView Holdings Inc.(a)(b)	114,551	1,169,566
Casella Waste Systems Inc., Class A(a)(b)	320,573	9,133,125
CECO Environmental Corp.(a)	300,228	2,026,539
Charah Solutions Inc.(a)(b)	31,986	267,083
CompX International Inc.	16,004	217,814
Ennis Inc.	256,845	4,944,266
Essendant Inc.	367,450	4,622,521
Heritage-Crystal Clean Inc.(a)	141,738	3,261,391
Herman Miller Inc.	86,745	2,624,036
Interface Inc.	56,647	807,220
Kimball International Inc., Class B, NVS	49,919	708,351
Knoll Inc.	33,644	554,453
LSC Communications Inc.	328,850	2,301,950
Matthews International Corp., Class A	308,994	12,551,336
Mobile Mini Inc.	51,550	1,636,713
Multi-Color Corp.(b)	139,653	4,900,424
NL Industries Inc.(a)(b)	81,000	284,310
PICO Holdings Inc.(a)	179,331	1,639,085
Pitney Bowes Inc.	925,706	5,470,923
Quad/Graphics Inc.	309,110	3,808,235
RR Donnelley & Sons Co.	705,739	2,794,726
SP Plus Corp.(a)(b)	159,519	4,712,191
Steelcase Inc., Class A	839,729	12,453,181
Team Inc.(a)(b)	278,716	4,083,189
Tetra Tech Inc.	36,722	1,901,098
UniFirst Corp./MA	131,348	18,791,958
Viad Corp.	84,742	4,244,727
VSE Corp.	78,632	2,351,883

		163,669,817

Communications Equipment — 2.4%
Acacia Communications Inc.(a)(b)	233,180	8,860,840
ADTRAN Inc.	473,847	5,089,117
Applied Optoelectronics Inc.(a)(b)	43,155	665,882
Calix Inc.(a)(b)	214,958	2,095,841
Casa Systems Inc.(a)(b)	24,737	324,797
Ciena Corp.(a)(b)	1,415,312	47,993,230
Clearfield Inc.(a)(b)	39,676	393,586
Comtech Telecommunications Corp.	229,974	5,597,567
DASAN Zhone Solutions Inc.(a)(b)	60,775	845,380
Digi International Inc.(a)	263,195	2,655,638
Finisar Corp.(a)	1,159,778	25,051,205
Harmonic Inc.(a)(b)	823,620	3,887,486
Infinera Corp.(a)(b)	1,481,908	5,912,813
InterDigital Inc.	191,187	12,700,552
KVH Industries Inc.(a)(b)	159,994	1,646,338
Lumentum Holdings Inc.(a)(b)	106,673	4,481,333
NETGEAR Inc.(a)(b)	238,704	12,419,769
NetScout Systems Inc.(a)(b)	739,097	17,464,862

281

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ribbon Communications Inc.(a)	531,092	$2,559,863
ViaSat Inc.(a)(b)	546,454	32,213,463
Viavi Solutions Inc.(a)	1,447,081	14,543,164

		207,402,726

Construction & Engineering — 0.8%
Aegion Corp.(a)(b)	321,380	5,244,922
Ameresco Inc., Class A(a)(b)	186,493	2,629,551
Argan Inc.	146,997	5,562,366
EMCOR Group Inc.	139,795	8,344,363
Granite Construction Inc.	92,593	3,729,646
Great Lakes Dredge & Dock Corp.(a)(b)	567,084	3,754,096
IES Holdings Inc.(a)(b)	83,010	1,290,805
Infrastructure and Energy Alternatives Inc.(a)(b)	166,294	1,361,948
KBR Inc.	1,396,443	21,198,005
Northwest Pipe Co.(a)(b)	94,299	2,196,224
Orion Group Holdings Inc.(a)	142,837	612,771
Primoris Services Corp.	135,156	2,585,534
Sterling Construction Co. Inc.(a)(b)	202,095	2,200,815
Tutor Perini Corp.(a)(b)	373,963	5,972,189
Willscot Corp.(a)(b)	119,069	1,121,630

		67,804,865

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	18,329	1,301,359

Consumer Finance — 0.5%
Encore Capital Group Inc.(a)(b)	260,715	6,126,802
EZCORP Inc., Class A, NVS(a)(b)	496,900	3,841,037
LendingClub Corp.(a)(b)	3,161,950	8,315,928
Nelnet Inc., Class A	184,582	9,661,022
PRA Group Inc.(a)(b)	444,153	10,824,009
Regional Management Corp.(a)	45,285	1,089,104
World Acceptance Corp.(a)(b)	60,914	6,229,066

		46,086,968

Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	231,883	8,605,178
Greif Inc., Class B	50,156	2,226,927
UFP Technologies Inc.(a)(b)	64,253	1,930,160

		12,762,265

Distributors — 0.1%
Core-Mark Holding Co. Inc.	412,899	9,599,902
Weyco Group Inc.	59,911	1,747,604

		11,347,506

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	575,434	27,229,537
American Public Education Inc.(a)(b)	150,888	4,294,273
Carriage Services Inc.	113,392	1,757,576
Houghton Mifflin Harcourt Co.(a)	944,884	8,371,672
K12 Inc.(a)(b)	368,639	9,138,561
Laureate Education Inc., Class A(a)	933,704	14,229,649
Regis Corp.(a)	333,935	5,660,198
Weight Watchers International Inc.(a)	21,319	821,847

		71,503,313

Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	297,020	5,138,446
Cannae Holdings Inc.(a)(b)	682,732	11,688,372
FGL Holdings(a)(b)	1,443,173	9,611,532
Marlin Business Services Corp.	57,581	1,285,784

Security	Shares	Value

Diversified Financial Services (continued)
On Deck Capital Inc.(a)(b)	70,190	$414,121

		28,138,255

Diversified Telecommunication Services — 0.6%
ATN International Inc.	103,501	7,403,426
Cincinnati Bell Inc.(a)(b)	449,893	3,500,168
Consolidated Communications Holdings Inc.	699,977	6,915,773
Frontier Communications Corp.(b)	1,041,973	2,479,896
Intelsat SA(a)(b)	547,599	11,713,143
Iridium Communications Inc.(a)(b)	948,990	17,508,865
pdvWireless Inc.(a)(b)	93,108	3,481,308
Windstream Holdings Inc.(a)(b)	403,301	842,899

		53,845,478

Electric Utilities — 2.5%
ALLETE Inc.	509,265	38,816,178
El Paso Electric Co.	400,356	20,069,846
IDACORP Inc.	498,748	46,413,489
MGE Energy Inc.	345,330	20,705,987
Otter Tail Corp.	389,550	19,337,262
PNM Resources Inc.	787,057	32,340,172
Portland General Electric Co.	884,108	40,536,352

		218,219,286

Electrical Equipment — 0.6%
AZZ Inc.	175,571	7,086,046
Babcock & Wilcox Enterprises Inc.(a)(b)	310,927	121,386
Encore Wire Corp.	202,851	10,179,063
EnerSys	145,008	11,254,071
Enphase Energy Inc.(a)(b)	841,816	3,981,790
FuelCell Energy Inc.(a)(b)	917,224	504,932
Powell Industries Inc.	86,822	2,171,418
Preformed Line Products Co.	30,150	1,635,637
Sunrun Inc.(a)(b)	955,384	10,404,132
Thermon Group Holdings Inc.(a)(b)	231,757	4,700,032
Vicor Corp.(a)	14,693	555,248
Vivint Solar Inc.(a)(b)	217,603	829,067

		53,422,822

Electronic Equipment, Instruments & Components — 3.5%
Anixter International Inc.(a)	291,515	15,832,180
Arlo Technologies Inc.(a)(b)	61,947	618,231
AVX Corp.	460,412	7,021,283
Bel Fuse Inc., Class B, NVS	95,226	1,754,063
Belden Inc.(b)	398,094	16,628,386
Benchmark Electronics Inc.	432,623	9,162,955
Control4 Corp.(a)(b)	150,586	2,650,314
CTS Corp.	325,113	8,417,176
Daktronics Inc.	353,196	2,613,650
Electro Scientific Industries Inc.(a)	318,118	9,530,815
Fabrinet(a)	355,562	18,243,886
FARO Technologies Inc.(a)(b)	9,258	376,245
Fitbit Inc., Class A(a)(b)	1,643,052	8,165,968
Insight Enterprises Inc.(a)(b)	218,657	8,910,273
KEMET Corp.(b)	557,586	9,780,058
Kimball Electronics Inc.(a)(b)	254,524	3,942,577
Knowles Corp.(a)(b)	860,349	11,451,245
Maxwell Technologies Inc.(a)(b)	398,687	825,282
Methode Electronics Inc.	189,961	4,424,192
MTS Systems Corp.	177,840	7,136,719
OSI Systems Inc.(a)(b)	104,074	7,628,624
PAR Technology Corp.(a)(b)	21,966	477,761
Park Electrochemical Corp.	79,057	1,428,560

282

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PC Connection Inc.	116,511	$3,463,872
Plexus Corp.(a)	307,481	15,706,130
Rogers Corp.(a)(b)	86,362	8,555,020
Sanmina Corp.(a)(b)	669,249	16,102,131
ScanSource Inc.(a)	250,808	8,622,779
SYNNEX Corp.	410,916	33,218,450
Tech Data Corp.(a)(b)	378,129	30,934,734
TTM Technologies Inc.(a)(b)	926,791	9,017,676
Vishay Intertechnology Inc.	1,310,441	23,601,042
Vishay Precision Group Inc.(a)(b)	25,288	764,456

		307,006,733

Energy Equipment & Services — 1.9%
Archrock Inc.	1,246,313	9,334,884
Basic Energy Services Inc.(a)(b)	188,636	724,362
Bristow Group Inc.(a)(b)	327,253	795,225
C&J Energy Services Inc.(a)	625,321	8,441,834
CARBO Ceramics Inc.(a)	203,890	709,537
Dawson Geophysical Co.(a)(b)	204,783	692,167
Diamond Offshore Drilling Inc.(a)(b)	637,644	6,019,359
Dril-Quip Inc.(a)(b)	351,769	10,563,623
Era Group Inc.(a)	195,775	1,711,074
Exterran Corp.(a)	322,786	5,713,312
Forum Energy Technologies Inc.(a)(b)	800,217	3,304,896
Frank’s International NV(a)	725,282	3,785,972
FTS International Inc.(a)(b)	325,277	2,312,719
Helix Energy Solutions Group Inc.(a)(b)	1,392,200	7,531,802
Independence Contract Drilling Inc.(a)(b)	300,123	936,384
Keane Group Inc.(a)(b)	27,792	227,339
KLX Energy Services Holdings Inc.(a)(b)	197,456	4,630,343
Matrix Service Co.(a)	263,566	4,728,374
McDermott International Inc.(a)(b)	1,776,887	11,620,841
Natural Gas Services Group Inc.(a)(b)	122,664	2,016,596
NCS Multistage Holdings Inc.(a)(b)	94,883	482,954
Newpark Resources Inc.(a)(b)	881,716	6,057,389
Nine Energy Service Inc.(a)(b)	148,047	3,336,979
Noble Corp. PLC(a)(b)	2,408,146	6,309,343
Nuverra Environmental Solutions Inc.(a)(b)	12,363	101,377
Oceaneering International Inc.(a)	976,403	11,814,476
Oil States International Inc.(a)(b)	589,951	8,424,500
PHI Inc., NVS(a)(b)	116,883	216,234
Pioneer Energy Services Corp.(a)	687,003	845,014
Quintana Energy Services Inc.(a)(b)	70,104	242,560
RigNet Inc.(a)(b)	128,348	1,622,319
Rowan Companies PLC, Class A(a)	1,258,771	10,561,089
SEACOR Holdings Inc.(a)(b)	170,664	6,314,568
SEACOR Marine Holdings Inc.(a)(b)	161,778	1,902,509
Select Energy Services Inc., Class A(a)(b)	348,261	2,201,010
Smart Sand Inc.(a)(b)	221,860	492,529
Superior Energy Services Inc.(a)	1,513,532	5,070,332
TETRA Technologies Inc.(a)	154,737	259,958
Tidewater Inc.(a)(b)	277,433	5,307,293
U.S. Silica Holdings Inc.(b)	300,873	3,062,887
Unit Corp.(a)(b)	520,093	7,426,928

		167,852,891

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A	515,120	6,325,674
Eros International PLC(a)(b)	180,047	1,492,590
Marcus Corp. (The)	191,812	7,576,574
Reading International Inc., Class A, NVS(a)(b)	165,123	2,400,888

Security	Shares	Value

Entertainment (continued)
Rosetta Stone Inc.(a)(b)	160,118	$2,625,935

		20,421,661

Equity Real Estate Investment Trusts (REITs) — 11.4%
Acadia Realty Trust	797,549	18,949,764
Agree Realty Corp.(b)	330,210	19,522,015
Alexander & Baldwin Inc.	674,212	12,392,017
American Assets Trust Inc.(b)	381,150	15,310,796
Armada Hoffler Properties Inc.	329,476	4,632,433
Ashford Hospitality Trust Inc.(b)	857,142	3,428,568
Bluerock Residential Growth REIT Inc.(b)	235,853	2,127,394
Braemar Hotels & Resorts Inc.	295,910	2,642,476
BRT Apartments Corp.	89,163	1,020,025
CareTrust REIT Inc.	788,554	14,556,707
CatchMark Timber Trust Inc., Class A	486,507	3,454,200
CBL & Associates Properties Inc.(b)	1,682,589	3,230,571
Cedar Realty Trust Inc.	866,192	2,719,843
Chatham Lodging Trust(b)	451,815	7,988,089
Chesapeake Lodging Trust(b)	588,755	14,336,184
City Office REIT Inc.(b)	315,426	3,233,117
Community Healthcare Trust Inc.(b)	173,588	5,004,542
CoreCivic Inc.	1,173,917	20,930,940
CorEnergy Infrastructure Trust Inc.(b)	118,376	3,915,878
CorePoint Lodging Inc.(b)	408,999	5,010,238
Cousins Properties Inc.(b)	4,143,307	32,732,125
DiamondRock Hospitality Co.(b)	2,038,567	18,510,188
Easterly Government Properties Inc.(b)	447,888	7,022,884
Essential Properties Realty Trust Inc.(b)	309,546	4,284,117
Farmland Partners Inc.(b)	296,676	1,346,909
First Industrial Realty Trust Inc.	966,300	27,887,418
Four Corners Property Trust Inc.(b)	203,791	5,339,324
Franklin Street Properties Corp.	1,037,325	6,462,535
Front Yard Residential Corp.(b)	488,766	4,266,927
GEO Group Inc. (The)(b)	936,603	18,451,079
Getty Realty Corp.	324,169	9,533,810
Gladstone Commercial Corp.(b)	282,369	5,060,052
Gladstone Land Corp.(b)	126,786	1,455,503
Global Medical REIT Inc.	192,011	1,706,978
Global Net Lease Inc.	715,053	12,599,234
Government Properties Income Trust(b)	891,089	6,121,781
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	509,389	9,703,860
Healthcare Realty Trust Inc.(b)	1,223,220	34,788,377
Hersha Hospitality Trust(b)	353,967	6,208,581
Independence Realty Trust Inc.(b)	863,241	7,924,552
Industrial Logistics Properties Trust	640,223	12,593,184
InfraREIT Inc.(a)(b)	437,975	9,206,235
Innovative Industrial Properties Inc.	91,131	4,136,436
Investors Real Estate Trust(b)	120,129	5,894,730
iStar Inc.(b)	643,952	5,905,040
Jernigan Capital Inc.(b)	180,337	3,574,279
Kite Realty Group Trust(b)	819,572	11,547,769
Lexington Realty Trust(b)	2,090,474	17,162,792
LTC Properties Inc.(b)	389,152	16,219,855
Mack-Cali Realty Corp.(b)	895,781	17,548,350
MedEquities Realty Trust Inc.	280,016	1,915,309
Monmouth Real Estate Investment Corp.	719,865	8,926,326
National Health Investors Inc.(b)	227,920	17,217,077
National Storage Affiliates Trust	501,298	13,264,345
New Senior Investment Group Inc.	758,370	3,124,484
NexPoint Residential Trust Inc.(b)	171,622	6,015,351

283

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
NorthStar Realty Europe Corp.(b)	441,978	$6,426,360
One Liberty Properties Inc.	146,619	3,551,112
Pebblebrook Hotel Trust	1,347,132	38,137,321
Pennsylvania REIT(b)	345,614	2,052,947
Physicians Realty Trust(b)	1,803,638	28,912,317
Piedmont Office Realty Trust Inc., Class A(b)	1,267,820	21,603,653
PotlatchDeltic Corp.(b)	654,897	20,720,941
Preferred Apartment Communities Inc., Class A(b)	395,537	5,561,250
PS Business Parks Inc.(b)	61,792	8,094,752
QTS Realty Trust Inc., Class A(b)	270,975	10,039,624
Retail Opportunity Investments Corp.	1,106,862	17,576,969
Rexford Industrial Realty Inc.(b)	909,121	26,791,796
RLJ Lodging Trust	1,717,053	28,159,669
RPT Realty(b)	780,104	9,322,243
Sabra Health Care REIT Inc.(b)	1,754,529	28,914,638
Safety Income & Growth Inc.(b)	76,759	1,443,837
Saul Centers Inc.	11,926	563,146
Select Income REIT	878,380	6,464,877
Seritage Growth Properties, Class A(b)	323,189	10,448,700
Spirit MTA REIT	430,255	3,067,718
STAG Industrial Inc.(b)	964,395	23,994,148
Summit Hotel Properties Inc.(b)	1,018,769	9,912,622
Sunstone Hotel Investors Inc.(b)	2,256,179	29,352,889
Terreno Realty Corp.(b)	572,715	20,142,387
Tier REIT Inc.(b)	528,525	10,903,471
UMH Properties Inc.(b)	52,644	623,305
Universal Health Realty Income Trust	12,978	796,460
Urban Edge Properties	900,096	14,959,596
Urstadt Biddle Properties Inc., Class A	291,306	5,598,901
Washington Prime Group Inc.(b)	1,847,082	8,976,819
Washington REIT(b)	788,286	18,130,578
Whitestone REIT(b)	377,436	4,627,365
Xenia Hotels & Resorts Inc.	1,115,302	19,183,194

		985,119,198

Food & Staples Retailing — 0.5%
Andersons Inc. (The)	270,864	8,096,125
BJ’s Wholesale Club Holdings Inc.(a)(b)	305,973	6,780,362
Ingles Markets Inc., Class A	141,635	3,855,305
Natural Grocers by Vitamin Cottage Inc.(a)(b)	87,529	1,341,820
Rite Aid Corp.(a)(b)	10,429,027	7,386,880
Smart & Final Stores Inc.(a)(b)	235,402	1,115,805
SpartanNash Co.	353,053	6,065,451
United Natural Foods Inc.(a)(b)	505,346	5,351,614
Village Super Market Inc., Class A	80,975	2,165,271
Weis Markets Inc.	95,381	4,557,304

		46,715,937

Food Products — 1.5%
Alico Inc.	31,903	941,138
B&G Foods Inc.(b)	578,695	16,730,072
Cal-Maine Foods Inc.(b)	182,929	7,737,897
Darling Ingredients Inc.(a)	1,619,623	31,161,546
Dean Foods Co.	899,307	3,426,360
Farmer Bros. Co.(a)(b)	101,884	2,376,954
Fresh Del Monte Produce Inc.	303,317	8,574,772
Hostess Brands Inc.(a)(b)	976,364	10,681,422
Lancaster Colony Corp.	51,223	9,059,300
Landec Corp.(a)(b)	264,834	3,135,635
Limoneira Co.	100,295	1,960,767
Sanderson Farms Inc.	201,784	20,035,133

Security	Shares	Value

Food Products (continued)
Seneca Foods Corp., Class A(a)(b)	70,724	$1,995,831
Simply Good Foods Co. (The)(a)(b)	596,558	11,274,946
Tootsie Roll Industries Inc.(b)	137,899	4,605,827

		133,697,600

Gas Utilities — 2.3%
Chesapeake Utilities Corp.	139,035	11,303,546
New Jersey Resources Corp.	797,989	36,444,158
Northwest Natural Holding Co.(b)	282,703	17,092,223
ONE Gas Inc.	514,314	40,939,394
RGC Resources Inc.	72,970	2,186,181
South Jersey Industries Inc.	717,444	19,944,943
Southwest Gas Holdings Inc.	484,010	37,026,765
Spire Inc.	487,182	36,090,443

		201,027,653

Health Care Equipment & Supplies — 0.9%
AngioDynamics Inc.(a)(b)	361,457	7,276,129
Anika Therapeutics Inc.(a)(b)	136,756	4,596,369
Avanos Medical Inc.(a)(b)	463,286	20,750,580
Axonics Modulation Technologies Inc.(a)	16,926	255,752
Cerus Corp.(a)(b)	149,476	757,843
CONMED Corp.	157,186	10,091,341
CryoLife Inc.(a)	112,252	3,185,712
ElectroCore Inc.(a)(b)	7,553	47,282
FONAR Corp.(a)	51,231	1,036,915
Integer Holdings Corp.(a)	81,417	6,208,860
Invacare Corp.(b)	322,613	1,387,236
Lantheus Holdings Inc.(a)	28,690	448,999
LivaNova PLC(a)(b)	100,379	9,181,667
Meridian Bioscience Inc.	51,585	895,516
Neuronetics Inc.(a)(b)	10,255	198,434
OraSure Technologies Inc.(a)	29,748	347,457
Orthofix Medical Inc.(a)(b)	43,335	2,274,654
Rockwell Medical Inc.(a)(b)	38,557	87,139
RTI Surgical Inc.(a)(b)	464,906	1,720,152
SeaSpine Holdings Corp.(a)(b)	145,720	2,657,933
SI-BONE Inc.(a)(b)	8,030	167,747
Utah Medical Products Inc.	5,056	420,053
Vapotherm Inc.(a)(b)	4,454	88,857

		74,082,627

Health Care Providers & Services — 0.8%
AAC Holdings Inc.(a)(b)	57,185	80,059
American Renal Associates Holdings Inc.(a)(b)	12,457	143,505
BioScrip Inc.(a)(b)	1,103,818	3,940,630
Brookdale Senior Living Inc.(a)	1,849,408	12,391,034
Civitas Solutions Inc.(a)	47,647	834,299
Community Health Systems Inc.(a)(b)	839,011	2,366,011
Cross Country Healthcare Inc.(a)(b)	358,085	2,624,763
Diplomat Pharmacy Inc.(a)(b)	111,049	1,494,719
Guardant Health Inc.(a)(b)	23,622	887,951
Magellan Health Inc.(a)	223,549	12,717,703
National HealthCare Corp.	120,459	9,450,009
National Research Corp.	9,853	375,793
Owens & Minor Inc.	608,388	3,851,096
Patterson Companies Inc.	812,200	15,967,852
PetIQ Inc.(a)(b)	8,054	189,027
R1 RCM Inc.(a)(b)	84,918	675,098
Surgery Partners Inc.(a)(b)	169,756	1,661,911
Triple-S Management Corp., Class B(a)	222,376	3,867,119

		73,518,579

284

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	1,515,728	$14,611,618
Castlight Health Inc., Class B(a)(b)	38,832	84,265
Computer Programs & Systems Inc.(b)	56,606	1,420,811
Evolent Health Inc., Class A(a)(b)	515,389	10,282,011
HMS Holdings Corp.(a)	105,786	2,975,760
NantHealth Inc.(a)(b)	143,624	78,160
NextGen Healthcare Inc.(a)(b)	195,812	2,966,552

		32,419,177

Hotels, Restaurants & Leisure — 1.4%
BBX Capital Corp.	603,621	3,458,748
Belmond Ltd., Class A(a)	769,824	19,268,695
Biglari Holdings Inc., Class A(a)(b)	986	579,443
Biglari Holdings Inc., Class B, NVS(a)	9,399	1,067,538
Bojangles’ Inc.(a)	176,331	2,835,402
Boyd Gaming Corp.	69,160	1,437,145
Brinker International Inc.	92,098	4,050,470
Carrols Restaurant Group Inc.(a)	59,585	586,316
Century Casinos Inc.(a)(b)	262,202	1,937,673
Chuy’s Holdings Inc.(a)(b)	33,550	595,177
Del Frisco’s Restaurant Group Inc.(a)(b)	336,005	2,402,436
Del Taco Restaurants Inc.(a)(b)	300,549	3,002,484
Denny’s Corp.(a)(b)	150,309	2,436,509
Dine Brands Global Inc.	67,101	4,518,581
Drive Shack Inc.(a)(b)	64,713	253,675
El Pollo Loco Holdings Inc.(a)	211,933	3,215,024
Empire Resorts Inc.(a)(b)	18,772	190,160
Fiesta Restaurant Group Inc.(a)(b)	47,686	739,610
Habit Restaurants Inc. (The), Class A(a)(b)	201,582	2,116,611
International Speedway Corp., Class A	240,064	10,529,207
J Alexander’s Holdings Inc.(a)	124,612	1,025,557
Jack in the Box Inc.	225,157	17,478,938
Marriott Vacations Worldwide Corp.	66,033	4,655,987
Monarch Casino & Resort Inc.(a)	22,465	856,815
Papa John’s International Inc.(b)	119,241	4,746,984
Penn National Gaming Inc.(a)	755,985	14,235,198
RCI Hospitality Holdings Inc.	23,233	518,793
Red Lion Hotels Corp.(a)(b)	157,351	1,290,278
Red Robin Gourmet Burgers Inc.(a)(b)	128,908	3,444,422
Speedway Motorsports Inc.	114,532	1,863,436
Town Sports International Holdings Inc.(a)(b)	136,999	876,794
Wingstop Inc.	21,243	1,363,588

		117,577,694

Household Durables — 1.8%
Bassett Furniture Industries Inc.	99,086	1,985,683
Beazer Homes USA Inc.(a)(b)	307,528	2,915,365
Century Communities Inc.(a)(b)	240,367	4,148,734
Ethan Allen Interiors Inc.	240,310	4,227,053
Flexsteel Industries Inc.	72,081	1,591,548
Green Brick Partners Inc.(a)(b)	227,118	1,644,334
Helen of Troy Ltd.(a)(b)	242,230	31,775,731
Hooker Furniture Corp.	62,333	1,641,851
Hovnanian Enterprises Inc., Class A(a)(b)	940,543	643,237
KB Home.	666,666	12,733,321
La-Z-Boy Inc.	267,396	7,409,543
Lifetime Brands Inc.	115,268	1,156,138
Lovesac Co. (The)(a)(b)	29,536	677,556
M/I Homes Inc.(a)	216,758	4,556,253
MDC Holdings Inc.	448,871	12,617,764
Meritage Homes Corp.(a)(b)	351,619	12,911,450

Security	Shares	Value

Household Durables (continued)
New Home Co. Inc. (The)(a)(b)	129,178	$675,601
Sonos Inc.(a)(b)	81,679	802,088
Taylor Morrison Home Corp., Class A(a)	982,222	15,617,330
TRI Pointe Group Inc.(a)(b)	1,322,504	14,454,969
Tupperware Brands Corp.	480,572	15,171,658
Universal Electronics Inc.(a)(b)	134,066	3,389,189
Vuzix Corp.(a)(b)	27,623	132,867
William Lyon Homes, Class A(a)(b)	250,288	2,675,579

		155,554,842

Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	25,287	871,137
Central Garden & Pet Co., Class A, NVS(a)	94,925	2,966,406
Oil-Dri Corp. of America	49,590	1,314,135

		5,151,678

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp.(a)	1,068,821	2,319,342
Clearway Energy Inc., Class A	338,279	5,723,681
Clearway Energy Inc., Class C	724,730	12,501,592
Ormat Technologies Inc.(b)	393,403	20,574,977
Pattern Energy Group Inc., Class A	794,662	14,796,606
TerraForm Power Inc., Class A	587,655	6,593,489

		62,509,687

Insurance — 4.2%
Ambac Financial Group Inc.(a)(b)	417,476	7,197,286
American Equity Investment Life Holding Co.	881,959	24,641,934
AMERISAFE Inc.	171,963	9,748,583
Argo Group International Holdings Ltd.	320,721	21,568,487
Citizens Inc./TX(a)(b)	484,811	3,645,779
CNO Financial Group Inc.	1,625,436	24,186,488
Crawford & Co., Class B	113,379	1,020,411
Donegal Group Inc., Class A	90,903	1,240,371
eHealth Inc.(a)	186,700	7,173,014
EMC Insurance Group Inc.	90,883	2,894,624
Employers Holdings Inc.	292,992	12,296,874
Enstar Group Ltd.(a)	119,141	19,964,457
FBL Financial Group Inc., Class A	97,409	6,394,901
FedNat Holding Co.(b)	53,671	1,069,126
Genworth Financial Inc., Class A(a)	4,994,377	23,273,797
Global Indemnity Ltd.	66,564	2,411,614
Goosehead Insurance Inc., Class A(a)(b)	98,995	2,602,579
Greenlight Capital Re Ltd., Class A(a)(b)	283,129	2,440,572
Hallmark Financial Services Inc.(a)	126,456	1,351,815
HCI Group Inc.	74,182	3,769,187
Heritage Insurance Holdings Inc.	180,989	2,664,158
Horace Mann Educators Corp.	399,123	14,947,156
Independence Holding Co.	45,285	1,594,032
Investors Title Co.	11,222	1,982,703
James River Group Holdings Ltd.	128,603	4,699,154
Kemper Corp.	206,808	13,727,915
Kingstone Companies Inc.	67,754	1,198,568
Maiden Holdings Ltd.	609,694	1,005,995
MBIA Inc.(a)(b)	797,581	7,114,423
National General Holdings Corp.	254,588	6,163,576
National Western Life Group Inc., Class A	22,655	6,812,359
Navigators Group Inc. (The)	184,164	12,797,556
NI Holdings Inc.(a)	94,182	1,481,483
ProAssurance Corp.	522,711	21,201,158
Protective Insurance Corp., Class B	94,502	1,573,458
RLI Corp.	61,043	4,211,357

285

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Safety Insurance Group Inc.	145,503	$11,903,600
Selective Insurance Group Inc.	530,465	32,326,537
State Auto Financial Corp.	164,111	5,586,338
Stewart Information Services Corp.	215,760	8,932,464
Third Point Reinsurance Ltd.(a)(b)	732,035	7,056,817
Tiptree Inc.(b)	261,357	1,460,986
United Fire Group Inc.	189,043	10,482,434
United Insurance Holdings Corp.	53,642	891,530

		360,707,656

Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)	681,510	14,652,465
Meet Group Inc. (The)(a)(b)	694,774	3,216,804

		17,869,269

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(a)(b)	192,193	2,350,521
Gaia Inc.(a)(b)	40,725	421,911
Lands’ End Inc.(a)(b)	103,534	1,471,218
Leaf Group Ltd.(a)	39,137	268,089
Liberty Expedia Holdings Inc., Class A(a)(b)	501,693	19,621,213
Liquidity Services Inc.(a)(b)	258,502	1,594,957

		25,727,909

IT Services — 1.6%
CACI International Inc., Class A(a)	242,517	34,929,724
Cardtronics PLC, Class A(a)(b)	77,691	2,019,966
ConvergeOne Holdings Inc.(b)	49,036	607,066
CSG Systems International Inc.	60,897	1,934,698
EVERTEC Inc.	97,817	2,807,348
Evo Payments Inc., Class A(a)(b)	51,861	1,279,411
Exela Technologies Inc.(a)(b)	101,910	396,430
Hackett Group Inc. (The)	26,740	428,107
I3 Verticals Inc., Class A(a)(b)	19,286	464,793
Information Services Group Inc.(a)(b)	130,308	552,506
LiveRamp Holdings Inc.(a)	385,823	14,904,342
ManTech International Corp./VA, Class A	261,379	13,668,815
MoneyGram International Inc.(a)(b)	272,591	545,182
Perficient Inc.(a)(b)	194,516	4,329,926
Perspecta Inc.	1,418,011	24,418,149
Presidio Inc.(b)	360,998	4,711,024
Sykes Enterprises Inc.(a)(b)	393,551	9,732,516
Travelport Worldwide Ltd.	1,006,233	15,717,359
Unisys Corp.(a)(b)	157,466	1,831,330

		135,278,692

Leisure Products — 0.4%
Acushnet Holdings Corp.(b)	344,416	7,256,845
American Outdoor Brands Corp.(a)	530,136	6,817,549
Callaway Golf Co.	309,171	4,730,316
Clarus Corp.	205,720	2,081,887
Escalade Inc.	105,985	1,213,528
Johnson Outdoors Inc., Class A	18,355	1,078,173
Nautilus Inc.(a)(b)	27,818	303,216
Vista Outdoor Inc.(a)(b)	567,551	6,441,704
YETI Holdings Inc.(a)(b)	72,360	1,073,822

		30,997,040

Life Sciences Tools & Services — 0.4%
Cambrex Corp.(a)	187,089	7,064,481
Harvard Bioscience Inc.(a)(b)	339,466	1,079,502
Luminex Corp.	238,637	5,514,901
NanoString Technologies Inc.(a)(b)	22,550	334,416

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)(b)	564,124	$22,198,279

		36,191,579

Machinery — 2.8%
Actuant Corp., Class A(b)	307,603	6,456,587
Alamo Group Inc.	13,086	1,011,810
Altra Industrial Motion Corp.	166,491	4,187,249
Astec Industries Inc.	115,858	3,497,753
Barnes Group Inc.	411,746	22,077,821
Blue Bird Corp.(a)(b)	67,065	1,219,912
Briggs & Stratton Corp.	408,179	5,338,981
Chart Industries Inc.(a)(b)	171,454	11,149,654
CIRCOR International Inc.	160,227	3,412,835
Columbus McKinnon Corp./NY(b)	86,553	2,608,707
Eastern Co. (The)	52,925	1,279,727
EnPro Industries Inc.	181,696	10,919,930
ESCO Technologies Inc.	251,575	16,591,371
Federal Signal Corp.	38,702	770,170
Franklin Electric Co. Inc.	26,285	1,127,101
FreightCar America Inc.(a)	115,867	775,150
Gencor Industries Inc.(a)(b)	74,013	811,923
Global Brass & Copper Holdings Inc.	13,674	343,901
Gorman-Rupp Co. (The)	134,553	4,360,863
Graham Corp.	89,592	2,046,281
Greenbrier Companies Inc. (The)	312,961	12,374,478
Hurco Companies Inc.	61,139	2,182,662
Hyster-Yale Materials Handling Inc.	103,805	6,431,758
Kennametal Inc.	310,143	10,321,559
LB Foster Co., Class A(a)	96,870	1,540,233
Lydall Inc.(a)(b)	145,244	2,949,906
Manitex International Inc.(a)	33,305	189,172
Manitowoc Co. Inc. (The)(a)(b)	349,682	5,164,803
Milacron Holdings Corp.(a)	613,520	7,294,753
Miller Industries Inc./TN	101,230	2,733,210
Mueller Water Products Inc., Class A	618,394	5,627,385
Navistar International Corp.(a)(b)	456,806	11,854,116
NN Inc.	414,181	2,779,155
Park-Ohio Holdings Corp.	85,405	2,621,079
REV Group Inc.	237,932	1,786,869
Rexnord Corp.(a)(b)	917,483	21,056,235
SPX Corp.(a)	81,354	2,278,726
SPX FLOW Inc.(a)	415,524	12,640,240
Standex International Corp.	27,312	1,834,820
Titan International Inc.	490,787	2,287,067
TriMas Corp.(a)	453,759	12,383,083
Twin Disc Inc.(a)	85,195	1,256,626
Wabash National Corp.	400,989	5,244,936
Watts Water Technologies Inc., Class A	119,412	7,705,656

		242,526,253

Marine — 0.2%
Costamare Inc.	498,079	2,186,567
Eagle Bulk Shipping Inc.(a)(b)	469,112	2,162,606
Genco Shipping & Trading Ltd.(a)(b)	106,239	838,226
Matson Inc.	229,705	7,355,154
Safe Bulkers Inc.(a)(b)	503,057	895,441
Scorpio Bulkers Inc.	585,083	3,235,509

		16,673,503

Media — 2.0%
Beasley Broadcast Group Inc., Class A	66,345	248,794
Boston Omaha Corp., Class A(a)(b)	48,964	1,145,758

286

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Clear Channel Outdoor Holdings Inc., Class A	367,426	$1,906,941
Daily Journal Corp.(a)(b)	10,881	2,546,154
Emerald Expositions Events Inc.	248,983	3,072,450
Entercom Communications Corp., Class A	1,260,915	7,199,825
Entravision Communications Corp., Class A	539,942	1,571,231
EW Scripps Co. (The), Class A, NVS	450,547	7,087,104
Fluent Inc.(a)(b)	328,588	1,182,917
Gannett Co. Inc.	1,122,101	9,571,521
Gray Television Inc.(a)(b)	789,273	11,633,884
Hemisphere Media Group Inc.(a)(b)	88,078	1,069,267
Liberty Latin America Ltd., Class A(a)(b)	429,162	6,214,266
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,124,746	16,387,549
Meredith Corp.	389,471	20,229,124
MSG Networks Inc., Class A(a)(b)	585,417	13,792,424
National CineMedia Inc.	761,345	4,933,516
New Media Investment Group Inc.	591,010	6,837,986
New York Times Co. (The), Class A(b)	243,337	5,423,982
Saga Communications Inc., Class A	37,991	1,262,441
Scholastic Corp., NVS	280,483	11,292,245
Sinclair Broadcast Group Inc., Class A	355,630	9,367,294
TEGNA Inc.	2,143,067	23,295,138
WideOpenWest Inc.(a)(b)	297,446	2,120,790

		169,392,601

Metals & Mining — 1.9%
AK Steel Holding Corp.(a)(b)	3,112,234	7,002,526
Allegheny Technologies Inc.(a)(b)	1,237,115	26,931,994
Carpenter Technology Corp.	460,804	16,409,230
Century Aluminum Co.(a)(b)	452,093	3,304,800
Cleveland-Cliffs Inc.(a)(b)	2,469,368	18,989,440
Coeur Mining Inc.(a)(b)	1,545,768	6,909,583
Commercial Metals Co.	1,153,703	18,482,322
Compass Minerals International Inc.	25,797	1,075,477
Ferroglobe PLC(a)(c)	532,035	5
Gold Resource Corp.	68,353	273,412
Haynes International Inc.	122,673	3,238,567
Hecla Mining Co.(b)	4,160,946	9,819,833
Kaiser Aluminum Corp.	76,503	6,830,953
Materion Corp.	197,549	8,887,730
Olympic Steel Inc.	90,927	1,297,528
Ramaco Resources Inc.(a)	4,533	22,438
Schnitzer Steel Industries Inc., Class A	260,611	5,616,167
SunCoke Energy Inc.(a)	642,844	5,496,316
Synalloy Corp.	81,963	1,359,766
Tahoe Resources Inc.(a)	1,609,684	5,875,347
TimkenSteel Corp.(a)	390,282	3,411,065
Universal Stainless & Alloy Products Inc.(a)(b)	81,707	1,324,470
Warrior Met Coal Inc.	425,114	10,249,499
Worthington Industries Inc.	35,481	1,236,158

		164,044,626

Mortgage Real Estate Investment — 2.3%
AG Mortgage Investment Trust Inc.(b)	282,244	4,496,147
Anworth Mortgage Asset Corp.(b)	979,587	3,957,531
Apollo Commercial Real Estate Finance Inc.(b)	1,220,068	20,326,333
Arbor Realty Trust Inc.(b)	551,330	5,551,893
Ares Commercial Real Estate Corp.	262,565	3,423,848
ARMOUR Residential REIT Inc.(b)	414,008	8,487,164
Blackstone Mortgage Trust Inc., Class A(b)	1,105,407	35,218,267
Capstead Mortgage Corp.	891,470	5,946,105
Cherry Hill Mortgage Investment Corp.(b)	161,152	2,826,606

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Colony Credit Real Estate Inc.(b)	831,627	$13,131,390
Dynex Capital Inc.(b)	569,693	3,258,644
Exantas Capital Corp.	298,155	2,987,513
Granite Point Mortgage Trust Inc.(b)	348,453	6,282,608
Great Ajax Corp.	156,023	1,880,077
Invesco Mortgage Capital Inc.	1,104,726	15,996,432
KKR Real Estate Finance Trust Inc.	211,438	4,049,038
Ladder Capital Corp.(b)	908,626	14,056,444
New York Mortgage Trust Inc.(b)	1,530,907	9,017,042
Orchid Island Capital Inc.(b)	523,333	3,344,098
PennyMac Mortgage Investment Trust(d)	592,966	11,041,027
Ready Capital Corp.(b)	179,979	2,489,110
Redwood Trust Inc.(b)	813,540	12,260,048
TPG RE Finance Trust Inc.	350,240	6,402,387
Western Asset Mortgage Capital Corp.(b)	460,442	3,840,086

		200,269,838

Multi-Utilities — 1.1%
Avista Corp.	647,565	27,508,561
Black Hills Corp.	529,463	33,239,687
NorthWestern Corp.	499,881	29,712,927
Unitil Corp.	145,677	7,377,083

		97,838,258

Multiline Retail — 0.2%
Big Lots Inc.	304,918	8,818,229
Dillard’s Inc., Class A(b)	114,893	6,929,197
JC Penney Co. Inc.(a)(b)	3,128,380	3,253,515

		19,000,941

Oil, Gas & Consumable Fuels — 3.5%
Abraxas Petroleum Corp.(a)(b)	117,225	127,775
Adams Resources & Energy Inc.	20,984	812,291
Alta Mesa Resources Inc., Class A(a)(b)	987,061	987,061
Approach Resources Inc.(a)(b)	436,992	381,057
Arch Coal Inc., Class A	172,414	14,308,638
Ardmore Shipping Corp.(a)	326,790	1,526,109
Berry Petroleum Corp.(b)	74,931	655,646
Bonanza Creek Energy Inc.(a)(b)	186,599	3,857,001
California Resources Corp.(a)(b)	445,357	7,588,883
Callon Petroleum Co.(a)(b)	2,251,532	14,612,443
Clean Energy Fuels Corp.(a)(b)	1,365,534	2,348,719
Cloud Peak Energy Inc.(a)(b)	728,606	266,888
CONSOL Energy Inc.(a)(b)	160,554	5,091,167
CVR Energy Inc.	9,889	340,973
Delek U.S. Holdings Inc.	61,810	2,009,443
Denbury Resources Inc.(a)	2,410,262	4,121,548
DHT Holdings Inc.	911,380	3,572,610
Dorian LPG Ltd.(a)(b)	271,042	1,580,175
Earthstone Energy Inc., Class A(a)(b)	187,609	847,993
Eclipse Resources Corp.(a)(b)	462,245	485,357
Energy Fuels Inc./Canada(a)(b)	838,386	2,389,400
EP Energy Corp., Class A(a)	392,327	274,629
Frontline Ltd./Bermuda(a)(b)	759,499	4,200,030
GasLog Ltd.	402,644	6,627,520
Golar LNG Ltd.	930,572	20,249,247
Goodrich Petroleum Corp.(a)(b)	31,092	419,742
Green Plains Inc.	389,361	5,104,523
Gulfport Energy Corp.(a)(b)	1,728,188	11,319,631
Halcon Resources Corp.(a)(b)	1,306,586	2,221,196
Hallador Energy Co.	165,771	840,459
HighPoint Resources Corp.(a)(b)	1,061,261	2,642,540

287

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
International Seaways Inc.(a)(b)	214,984	$3,620,331
Isramco Inc.(a)	6,091	721,784
Laredo Petroleum Inc.(a)(b)	1,056,608	3,824,921
Matador Resources Co.(a)(b)	81,427	1,264,561
Midstates Petroleum Co. Inc.(a)	148,258	1,113,418
NACCO Industries Inc., Class A	36,576	1,239,926
Nordic American Tankers Ltd.(b)	1,375,681	2,751,362
Northern Oil and Gas Inc.(a)(b)	1,422,263	3,214,314
Oasis Petroleum Inc.(a)(b)	2,658,382	14,700,853
Overseas Shipholding Group Inc., Series A(a)	564,656	937,329
Panhandle Oil and Gas Inc., Class A	73,236	1,135,158
Par Pacific Holdings Inc.(a)	296,024	4,197,620
PDC Energy Inc.(a)(b)	650,724	19,365,546
Peabody Energy Corp.	774,337	23,601,792
PetroCorp Inc. Escrow(a)(c)	19,086	—
Renewable Energy Group Inc.(a)(b)	333,704	8,576,193
Resolute Energy Corp.(a)(b)	201,827	5,848,946
REX American Resources Corp.(a)(b)	55,205	3,760,013
Ring Energy Inc.(a)(b)	27,565	140,030
SandRidge Energy Inc.(a)(b)	301,015	2,290,724
Scorpio Tankers Inc.	4,494,788	7,910,827
SemGroup Corp., Class A	780,549	10,755,965
Ship Finance International Ltd.	799,327	8,416,913
SilverBow Resources Inc.(a)(b)	69,946	1,653,523
Southwestern Energy Co.(a)(b)	5,824,489	19,861,508
Talos Energy Inc.(a)	202,351	3,302,368
Teekay Corp.(b)	662,755	2,213,602
Teekay Tankers Ltd., Class A	1,892,665	1,756,393
Ultra Petroleum Corp.(a)(b)	1,591,470	1,209,676
W&T Offshore Inc.(a)(b)	905,808	3,731,929
WildHorse Resource Development Corp.(a)	19,845	280,013
World Fuel Services Corp.	664,443	14,225,725

		299,433,957

Paper & Forest Products — 0.6%
Boise Cascade Co.	22,980	548,073
Clearwater Paper Corp.(a)(b)	159,884	3,896,373
Louisiana-Pacific Corp.	1,191,000	26,464,020
Neenah Inc.	27,656	1,629,491
PH Glatfelter Co.	430,680	4,203,437
Schweitzer-Mauduit International Inc.	249,861	6,259,018
Verso Corp., Class A(a)(b)	318,022	7,123,693

		50,124,105

Personal Products — 0.2%
Edgewell Personal Care Co.(a)	532,425	19,886,074
Inter Parfums Inc.	12,824	840,870
Natural Health Trends Corp.	4,607	85,183
Nature’s Sunshine Products Inc.(a)	86,868	707,974
Revlon Inc., Class A(a)(b)	10,976	276,485

		21,796,586

Pharmaceuticals — 0.8%
Aclaris Therapeutics Inc.(a)	58,180	429,950
Akorn Inc.(a)(b)	799,095	2,708,932
Amphastar Pharmaceuticals Inc.(a)(b)	217,667	4,331,573
Aquestive Therapeutics Inc.(a)(b)	12,668	79,808
Aratana Therapeutics Inc.(a)(b)	233,664	1,432,360
Arvinas Holding Co. LLC(a)	12,653	162,591
Assertio Therapeutics Inc.(a)(b)	83,186	300,301
Cymabay Therapeutics Inc.(a)(b)	136,362	1,073,169
Endo International PLC(a)(b)	2,072,855	15,131,842

Security	Shares	Value

Pharmaceuticals (continued)
Intra-Cellular Therapies Inc.(a)(b)	225,172	$2,564,709
Lannett Co. Inc.(a)(b)	292,898	1,452,774
Liquidia Technologies Inc.(a)(b)	11,790	255,371
Mallinckrodt PLC(a)(b)	813,603	12,854,927
Medicines Co. (The)(a)(b)	49,253	942,702
Melinta Therapeutics Inc.(a)(b)	338,082	267,998
Menlo Therapeutics Inc.(a)(b)	93,664	385,896
Neos Therapeutics Inc.(a)	24,847	40,998
Osmotica Pharmaceuticals PLC(a)	23,811	184,535
Phibro Animal Health Corp., Class A	10,828	348,229
Prestige Consumer Healthcare Inc.(a)(b)	515,232	15,910,364
resTORbio Inc.(a)(b)	69,196	596,470
scPharmaceuticals Inc.(a)(b)	72,568	272,856
Tetraphase Pharmaceuticals Inc.(a)(b)	522,226	590,115
Tricida Inc.(a)(b)	18,882	445,238
Verrica Pharmaceuticals Inc.(a)(b)	9,390	76,529
Xeris Pharmaceuticals Inc.(a)(b)	10,723	182,291
Zogenix Inc.(a)(b)	103,241	3,764,167

		66,786,695

Professional Services — 1.1%
Acacia Research Corp.(a)(b)	356,709	1,062,993
CBIZ Inc.(a)	513,466	10,115,280
CRA International Inc.	58,121	2,473,049
FTI Consulting Inc.(a)(b)	375,159	25,000,596
GP Strategies Corp.(a)(b)	122,175	1,540,627
Huron Consulting Group Inc.(a)(b)	219,598	11,267,573
ICF International Inc.(b)	159,736	10,347,698
InnerWorkings Inc.(a)(b)	407,167	1,522,805
Kelly Services Inc., Class A, NVS	312,032	6,390,415
Mistras Group Inc.(a)(b)	38,718	556,765
Navigant Consulting Inc.	416,395	10,014,300
Resources Connection Inc.	205,671	2,920,528
TrueBlue Inc.(a)	378,801	8,428,322
Upwork Inc.(a)(b)	21,121	382,501

		92,023,452

Real Estate Management & Development — 0.4%
Altisource Portfolio Solutions SA(a)(b)	91,429	2,056,238
American Realty Investors Inc.(a)(b)	18,610	224,623
Consolidated-Tomoka Land Co.(b)	26,555	1,394,138
Cushman & Wakefield PLC(a)(b)	117,557	1,701,050
Forestar Group Inc.(a)	102,965	1,426,065
FRP Holdings Inc.(a)	58,262	2,680,635
Griffin Industrial Realty Inc.	8,628	275,233
Kennedy-Wilson Holdings Inc.	601,289	10,925,421
RE/MAX Holdings Inc., Class A	175,815	5,406,311
St. Joe Co. (The)(a)(b)	343,430	4,522,973
Stratus Properties Inc.(a)(b)	56,937	1,365,349
Tejon Ranch Co.(a)(b)	203,983	3,382,038
Transcontinental Realty Investors Inc.(a)(b)	17,214	487,501

		35,847,575

Road & Rail — 0.4%
ArcBest Corp.	223,427	7,654,609
Covenant Transportation Group Inc., Class A(a)(b)	125,162	2,403,111
Daseke Inc.(a)(b)	398,037	1,464,776
Hertz Global Holdings Inc.(a)(b)	539,964	7,370,509
Marten Transport Ltd.	214,107	3,466,392
PAM Transportation Services Inc.(a)(b)	6,396	252,066
U.S. Xpress Enterprises Inc., Class A(a)	102,048	572,489
USA Truck Inc.(a)(b)	6,920	103,592

288

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Werner Enterprises Inc.	257,378	$7,602,946
YRC Worldwide Inc.(a)(b)	255,124	803,641

		31,694,131

Semiconductors & Semiconductor Equipment — 1.9%
Alpha & Omega Semiconductor Ltd.(a)(b)	194,574	1,982,709
Ambarella Inc.(a)(b)	181,085	6,334,353
Amkor Technology Inc.(a)(b)	1,013,438	6,648,153
Axcelis Technologies Inc.(a)(b)	316,083	5,626,278
AXT Inc.(a)(b)	369,080	1,605,498
CEVA Inc.(a)	18,257	403,297
Cirrus Logic Inc.(a)(b)	562,078	18,649,748
Cohu Inc.	246,740	3,965,112
Cree Inc.(a)(b)	992,279	42,444,734
Diodes Inc.(a)	298,772	9,638,385
FormFactor Inc.(a)(b)	669,888	9,438,722
Kopin Corp.(a)(b)	66,038	65,972
MACOM Technology Solutions Holdings Inc.(a)(b)	441,390	6,404,569
NeoPhotonics Corp.(a)(b)	347,762	2,253,498
NVE Corp.	3,128	273,825
PDF Solutions Inc.(a)(b)	246,414	2,077,270
Photronics Inc.(a)(b)	654,383	6,334,428
Rambus Inc.(a)	1,049,831	8,052,204
Semtech Corp.(a)(b)	51,306	2,353,406
SunPower Corp.(a)(b)	393,866	1,957,514
Synaptics Inc.(a)(b)	309,586	11,519,695
Ultra Clean Holdings Inc.(a)(b)	376,909	3,192,419
Veeco Instruments Inc.(a)(b)	467,332	3,462,930
Xperi Corp.	381,793	7,021,173

		161,705,892

Software — 0.9%
ACI Worldwide Inc.(a)(b)	63,019	1,743,736
Agilysys Inc.(a)	79,781	1,144,060
American Software Inc./GA, Class A	119,137	1,244,982
Anaplan Inc.(a)	30,178	800,924
Avalara Inc.(a)(b)	14,484	451,177
Avaya Holdings Corp.(a)(b)	1,034,801	15,066,703
ChannelAdvisor Corp.(a)	20,343	230,893
Digimarc Corp.(a)(b)	4,654	67,483
Domo Inc., Class B(a)(b)	12,451	244,413
eGain Corp.(a)(b)	24,844	163,225
Fusion Connect Inc.(a)(b)	185,715	312,001
MicroStrategy Inc., Class A(a)	93,534	11,948,968
Monotype Imaging Holdings Inc.	215,446	3,343,722
SecureWorks Corp., Class A(a)(b)	77,426	1,307,725
SVMK Inc.(a)	29,629	363,548
Telaria Inc.(a)	281,932	769,674
Telenav Inc.(a)(b)	154,619	627,753
Tenable Holdings Inc.(a)	19,390	430,264
TiVo Corp.	1,194,328	11,238,626
Verint Systems Inc.(a)(b)	635,983	26,908,441

		78,408,318

Specialty Retail — 3.2%
Aaron’s Inc.(b)	684,304	28,774,983
Abercrombie & Fitch Co., Class A	659,304	13,219,045
American Eagle Outfitters Inc.	154,068	2,978,134
America’s Car-Mart Inc./TX(a)(b)	38,513	2,790,267
Ascena Retail Group Inc.(a)(b)	1,734,912	4,354,629
Barnes & Noble Education Inc.(a)(b)	364,838	1,463,000
Barnes & Noble Inc.	591,968	4,197,053

Security	Shares	Value

Specialty Retail (continued)
Bed Bath & Beyond Inc.	1,331,737	$15,075,263
Big 5 Sporting Goods Corp.	189,310	490,313
Buckle Inc. (The)	228,453	4,418,281
Caleres Inc.	416,443	11,589,609
Cato Corp. (The), Class A	219,090	3,126,414
Chico’s FAS Inc.	1,224,883	6,883,842
Citi Trends Inc.	118,133	2,408,732
Conn’s Inc.(a)(b)	101,416	1,912,706
Container Store Group Inc. (The)(a)(b)	153,169	730,616
DSW Inc., Class A	680,160	16,799,952
Express Inc.(a)(b)	705,844	3,606,863
Francesca’s Holdings Corp.(a)(b)	337,983	328,114
GameStop Corp., Class A	991,170	12,508,565
Genesco Inc.(a)(b)	194,043	8,596,105
GNC Holdings Inc., Class A(a)	788,520	1,868,792
Group 1 Automotive Inc.	181,823	9,585,708
Guess? Inc.	567,448	11,785,895
Haverty Furniture Companies Inc.	182,898	3,434,824
Hibbett Sports Inc.(a)(b)	185,649	2,654,781
J. Jill Inc.(a)(b)	163,454	871,210
Kirkland’s Inc.(a)(b)	112,351	1,070,705
Lithia Motors Inc., Class A	84,310	6,435,382
Lumber Liquidators Holdings Inc.(a)(b)	51,113	486,596
MarineMax Inc.(a)(b)	84,790	1,552,505
Murphy USA Inc.(a)(b)	243,356	18,650,804
Office Depot Inc.	5,367,601	13,848,411
Party City Holdco Inc.(a)(b)	528,168	5,271,117
Pier 1 Imports Inc.	767,869	234,814
Rent-A-Center Inc./TX(a)(b)	439,818	7,120,653
RTW RetailWinds Inc., NVS(a)(b)	109,984	311,255
Sally Beauty Holdings Inc.(a)(b)	873,600	14,894,880
Shoe Carnival Inc.	104,060	3,487,051
Signet Jewelers Ltd.	511,985	16,265,763
Sonic Automotive Inc., Class A	239,718	3,298,520
Tile Shop Holdings Inc.	190,172	1,042,143
Tilly’s Inc., Class A	170,301	1,849,469
Zumiez Inc.(a)	131,386	2,518,670

		274,792,434

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	1,020,753	10,381,058
Avid Technology Inc.(a)(b)	81,844	388,759
Cray Inc.(a)(b)	329,800	7,120,382
Diebold Nixdorf Inc.	743,768	1,851,982
Electronics For Imaging Inc.(a)	430,951	10,687,585
Stratasys Ltd.(a)(b)	498,393	8,976,058

		39,405,824

Textiles, Apparel & Luxury Goods — 0.3%
Culp Inc.	109,689	2,073,122
Fossil Group Inc.(a)(b)	347,370	5,464,130
G-III Apparel Group Ltd.(a)(b)	309,563	8,633,712
Movado Group Inc.	146,727	4,639,508
Rocky Brands Inc.	66,288	1,723,488
Unifi Inc.(a)	156,635	3,577,544
Vera Bradley Inc.(a)	222,476	1,906,619

		28,018,123

Thrifts & Mortgage Finance — 3.8%
Bank7 Corp.(a)(b)	29,121	388,765
BankFinancial Corp.	129,852	1,941,287
Beneficial Bancorp. Inc.	679,071	9,703,925

289

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Bridgewater Bancshares Inc.(a)	227,577	$2,400,937
BSB Bancorp. Inc./MA(a)(b)	61,041	1,712,810
Capitol Federal Financial Inc.	1,276,789	16,304,596
Columbia Financial Inc.(a)(b)	496,078	7,585,033
Dime Community Bancshares Inc.	309,974	5,263,359
Entegra Financial Corp.(a)(b)	55,959	1,161,149
ESSA Bancorp. Inc.	94,608	1,476,831
Essent Group Ltd.(a)	466,147	15,932,904
Federal Agricultural Mortgage Corp., Class C, NVS	62,476	3,776,049
First Defiance Financial Corp.	195,899	4,801,484
Flagstar Bancorp. Inc.(a)(b)	294,224	7,767,514
FS Bancorp. Inc.	18,830	807,430
Greene County Bancorp. Inc.	8,655	269,344
Hingham Institution for Savings	6,834	1,351,355
Home Bancorp. Inc.	76,077	2,693,126
HomeStreet Inc.(a)	242,020	5,138,085
Impac Mortgage Holdings Inc.(a)(b)	98,786	373,411
Kearny Financial Corp./MD	608,021	7,794,829
Luther Burbank Corp.	198,375	1,789,343
Malvern Bancorp. Inc.(a)(b)	60,148	1,186,720
Merchants Bancorp/IN(b)	111,161	2,218,774
Meridian Bancorp. Inc.	408,123	5,844,321
MGIC Investment Corp.(a)	3,576,731	37,412,606
Mr Cooper Group Inc.(a)	731,733	8,539,324
NMI Holdings Inc., Class A(a)(b)	104,565	1,866,485
Northfield Bancorp. Inc.	424,373	5,750,254
Northwest Bancshares Inc.	942,011	15,957,666
OceanFirst Financial Corp.	469,126	10,560,026
Oconee Federal Financial Corp.	15,758	392,374
Ocwen Financial Corp.(a)(b)	1,203,501	1,612,691
OP Bancorp(a)(b)	119,653	1,061,322
Oritani Financial Corp.	397,583	5,864,349
PCSB Financial Corp.(b)	145,157	2,839,271
PennyMac Financial Services Inc.(d)	93,191	1,981,241
Ponce de Leon Federal Bank, NVS(a)(b)	87,527	1,115,094
Provident Bancorp. Inc.(a)(b)	39,779	862,409
Provident Financial Services Inc.	614,668	14,831,939
Prudential Bancorp. Inc.	86,123	1,515,765
Radian Group Inc.	2,136,688	34,956,216
Riverview Bancorp. Inc.	205,789	1,498,144
SI Financial Group Inc.	111,927	1,424,831
Southern Missouri Bancorp. Inc.	64,777	2,195,940
Sterling Bancorp Inc./MI	75,827	526,998
Territorial Bancorp. Inc.	76,695	1,992,536
Timberland Bancorp. Inc./WA	64,319	1,434,314
TrustCo Bank Corp. NY	914,817	6,275,645
United Community Financial Corp./OH	472,395	4,180,696
United Financial Bancorp. Inc.	505,925	7,437,098
Walker & Dunlop Inc.	239,289	10,349,249
Washington Federal Inc.	822,561	21,970,604
Waterstone Financial Inc.	227,111	3,806,380
Western New England Bancorp Inc.	259,639	2,606,776
WSFS Financial Corp.	224,575	8,513,638

		331,015,262

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	81,381	965,179
Universal Corp./VA	244,552	13,242,491
Vector Group Ltd.	563,261	5,480,529

		19,688,199

Security	Shares	Value

Trading Companies & Distributors — 1.3%
Aircastle Ltd.	535,305	$9,228,658
Beacon Roofing Supply Inc.(a)(b)	174,160	5,524,355
BMC Stock Holdings Inc.(a)(b)	634,140	9,816,487
CAI International Inc.(a)(b)	92,480	2,148,310
DXP Enterprises Inc./TX(a)	35,677	993,248
Foundation Building Materials Inc.(a)(b)	102,488	851,675
GATX Corp.	371,661	26,317,315
General Finance Corp.(a)(b)	59,991	606,509
GMS Inc.(a)(b)	21,316	316,756
H&E Equipment Services Inc.	70,967	1,449,146
Lawson Products Inc./DE(a)	51,298	1,621,017
MRC Global Inc.(a)(b)	382,669	4,680,042
Nexeo Solutions Inc.(a)(b)	330,628	2,840,095
NOW Inc.(a)(b)	1,065,877	12,406,808
Rush Enterprises Inc., Class A	159,816	5,510,456
Rush Enterprises Inc., Class B	24,388	868,213
Systemax Inc.	29,476	704,182
Textainer Group Holdings Ltd.(a)(b)	268,991	2,679,150
Titan Machinery Inc.(a)(b)	188,536	2,479,248
Triton International Ltd.	509,194	15,820,658
Veritiv Corp.(a)	114,808	2,866,756
Willis Lease Finance Corp.(a)(b)	27,904	965,478

		110,694,562

Water Utilities — 0.6%
American States Water Co.	114,877	7,701,354
AquaVenture Holdings Ltd.(a)(b)	108,178	2,043,482
Artesian Resources Corp., Class A, NVS	77,874	2,715,466
Cadiz Inc.(a)(b)	224,656	2,313,957
California Water Service Group.	435,736	20,767,178
Connecticut Water Service Inc.	118,521	7,925,499
Consolidated Water Co. Ltd.	145,566	1,697,300
Middlesex Water Co.	21,505	1,147,292
Pure Cycle Corp.(a)	80,781	802,155
SJW Group.	58,996	3,281,358
York Water Co. (The)	13,851	444,063

		50,839,104

Wireless Telecommunication Services — 0.1%
NII Holdings Inc.(a)(b)	864,760	3,813,591
Spok Holdings Inc.	181,368	2,404,940

		6,218,531

Total Common Stocks — 99.6% (Cost: $10,142,515,144)		8,639,527,347

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	741,233,792	741,307,916

290

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	18,334,569	$18,334,569

		759,642,485

Total Short-Term Investments — 8.7% (Cost: $759,571,442)		759,642,485

Total Investments in Securities — 108.3% (Cost: $10,902,086,586)		9,399,169,832

Other Assets, Less Liabilities — (8.3)%		(723,848,757)

Net Assets — 100.0%		$8,675,321,075

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	930,835,655	—		(189,601,863	)(a)	741,233,792	$741,307,916	$6,078,765	(b)	$10,399	$97,907
BlackRock Cash Funds: Treasury, SL Agency Shares	11,973,583	6,360,986	(a)	—		18,334,569	18,334,569	282,194		—	—
PennyMac Financial Services Inc.	93,191	—		—		93,191	1,981,241	37,276		—	(129,535)
PennyMac Mortgage Investment Trust	543,673	256,182		(206,889)		592,966	11,041,027	1,066,361		(54,639)	329,314

							$772,664,753	$7,464,596		$(44,240)	$297,686

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	497	03/15/19	$33,523	$(531,239)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

291

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2000 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,639,527,342	$—	$5	$8,639,527,347
Money Market Funds	759,642,485	—	—	759,642,485

	$9,399,169,827	$—	$5	$9,399,169,832

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(531,239)	$—	$—	$(531,239)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

292

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
BWX Technologies Inc.	659	$25,194
Curtiss-Wright Corp.	291	29,717
HEICO Corp.	257	19,912
HEICO Corp., Class A	504	31,752
Hexcel Corp.	570	32,684
Huntington Ingalls Industries Inc.	282	53,667
Spirit AeroSystems Holdings Inc., Class A	702	50,607
Teledyne Technologies Inc.(a)	236	48,869

		292,402

Airlines — 0.4%
Alaska Air Group Inc.	797	48,498
Copa Holdings SA, Class A, NVS	209	16,450
JetBlue Airways Corp.(a)	2,018	32,409

		97,357

Auto Components — 0.3%
Adient PLC	634	9,548
Gentex Corp.	1,792	36,216
Goodyear Tire & Rubber Co. (The)	1,543	31,493
Visteon Corp.(a)	192	11,574

		88,831

Automobiles — 0.2%
Harley-Davidson Inc.	1,080	36,850
Thor Industries Inc.	335	17,420

		54,270

Banks — 2.8%
Associated Banc-Corp.	1,089	21,551
Bank of Hawaii Corp.	275	18,513
Bank OZK	810	18,492
BankUnited Inc.	670	20,060
BOK Financial Corp.	214	15,693
CIT Group Inc.	700	26,789
Commerce Bancshares Inc.	660	37,204
Cullen/Frost Bankers Inc.	379	33,329
East West Bancorp. Inc.	956	41,615
F.N.B. Corp.	2,143	21,087
First Citizens BancShares Inc./NC, Class A	53	19,984
First Hawaiian Inc.	715	16,095
First Horizon National Corp.	2,155	28,360
PacWest Bancorp.	813	27,057
People’s United Financial Inc.	2,453	35,397
Pinnacle Financial Partners Inc.	502	23,142
Popular Inc.	655	30,929
Prosperity Bancshares Inc.	442	27,537
Signature Bank/New York NY	360	37,012
Sterling Bancorp./DE	1,483	24,484
Synovus Financial Corp.	1,064	34,037
TCF Financial Corp.	1,092	21,283
Texas Capital Bancshares Inc.(a)	334	17,064
Umpqua Holdings Corp.	1,456	23,150
Webster Financial Corp.	605	29,820
Western Alliance Bancorp.(a)	656	25,905
Wintrust Financial Corp.	369	24,535
Zions Bancorp. N.A	1,259	51,292

		751,416

Biotechnology — 1.8%
Agios Pharmaceuticals Inc.(a)(b)	336	15,493
Alkermes PLC(a)	1,020	30,100

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	592	$43,163
Bluebird Bio Inc.(a)	359	35,613
Exact Sciences Corp.(a)	794	50,101
Exelixis Inc.(a)	1,944	38,238
Ionis Pharmaceuticals Inc.(a)(b)	827	44,708
Neurocrine Biosciences Inc.(a)	590	42,132
Sage Therapeutics Inc.(a)	302	28,929
Sarepta Therapeutics Inc.(a)	439	47,908
Seattle Genetics Inc.(a)	722	40,908
TESARO Inc.(a)	260	19,305
United Therapeutics Corp.(a)	284	30,928

		467,526

Building Products — 0.9%
Allegion PLC	629	50,138
AO Smith Corp.	941	40,181
Armstrong World Industries Inc.	284	16,532
Fortune Brands Home & Security Inc.	940	35,711
Lennox International Inc.	239	52,307
Owens Corning	724	31,841
USG Corp.	546	23,292

		250,002

Capital Markets — 1.1%
BGC Partners Inc., Class A	1,853	9,580
Eaton Vance Corp., NVS	754	26,526
Evercore Inc., Class A	267	19,106
FactSet Research Systems Inc.	250	50,032
Lazard Ltd., Class A	770	28,421
Legg Mason Inc.	560	14,286
LPL Financial Holdings Inc.	570	34,816
MarketAxess Holdings Inc.	243	51,348
Morningstar Inc.	121	13,291
SEI Investments Co.	812	37,514
Virtu Financial Inc., Class A	277	7,135

		292,055

Chemicals — 1.4%
Ashland Global Holdings Inc.	414	29,377
Axalta Coating Systems Ltd.(a)	1,411	33,046
Cabot Corp.	392	16,832
CF Industries Holdings Inc.	1,528	66,483
Chemours Co. (The)	1,134	32,001
Huntsman Corp.	1,454	28,048
NewMarket Corp.	52	21,429
Olin Corp.	1,107	22,262
Platform Specialty Products Corp.(a)	1,472	15,206
RPM International Inc.	870	51,139
Scotts Miracle-Gro Co. (The)	267	16,410
Valvoline Inc.	1,272	24,613
WR Grace & Co.	439	28,495

		385,341

Commercial Services & Supplies — 0.4%
ADT Inc.	742	4,460
Clean Harbors Inc.(a)	340	16,779
KAR Auction Services Inc.	892	42,566
Rollins Inc.	963	34,764
Stericycle Inc.(a)	549	20,143

		118,712

Communications Equipment — 0.3%
ARRIS International PLC(a)	1,081	33,046
CommScope Holding Co. Inc.(a)	1,261	20,668

293

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
EchoStar Corp., Class A(a)	320	$11,750
Ubiquiti Networks Inc.	100	9,941

		75,405

Construction & Engineering — 0.6%
AECOM(a)	1,032	27,348
Arcosa Inc.(a)	322	8,916
Fluor Corp.	936	30,139
Jacobs Engineering Group Inc.	877	51,269
Quanta Services Inc.	967	29,107
Valmont Industries Inc.	143	15,866

		162,645

Construction Materials — 0.1%
Eagle Materials Inc.	308	18,797

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	74	28,250
Navient Corp.	1,736	15,294
OneMain Holdings Inc.(a)	517	12,558
Santander Consumer USA Holdings Inc.	769	13,527
SLM Corp.(a)(b)	2,896	24,066

		93,695

Containers & Packaging — 1.4%
AptarGroup Inc.	411	38,663
Ardagh Group SA	125	1,385
Avery Dennison Corp.	575	51,652
Bemis Co. Inc.	602	27,632
Berry Global Group Inc.(a)	872	41,446
Crown Holdings Inc.(a)	856	35,584
Graphic Packaging Holding Co.	2,057	21,886
Owens-Illinois Inc.(a)	1,066	18,378
Packaging Corp. of America	619	51,662
Sealed Air Corp.	1,044	36,373
Silgan Holdings Inc.	517	12,212
Sonoco Products Co.	656	34,853

		371,726

Distributors — 0.1%
Pool Corp.	263	39,095

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)	378	42,128
frontdoor Inc.(a)	461	12,267
Graham Holdings Co., Class B	28	17,936
Grand Canyon Education Inc.(a)	312	29,996
H&R Block Inc.	1,371	34,782
Service Corp. International/U.S.	1,152	46,380
ServiceMaster Global Holdings Inc.(a)	899	33,029

		216,518

Diversified Financial Services — 0.2%
Voya Financial Inc.	1,031	41,384

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(a)	1,501	34,283

Electric Utilities — 0.8%
Alliant Energy Corp.	1,565	66,121
Hawaiian Electric Industries Inc.	717	26,256
OGE Energy Corp.	1,324	51,888
Pinnacle West Capital Corp.	741	63,133

		207,398

Security	Shares	Value

Electrical Equipment — 0.6%
Acuity Brands Inc.	266	$30,577
GrafTech International Ltd.	390	4,462
Hubbell Inc.	364	36,160
nVent Electric PLC	1,066	23,942
Regal Beloit Corp.	285	19,964
Sensata Technologies Holding PLC(a)	1,074	48,158

		163,263

Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics Inc.(a)	576	39,715
Avnet Inc.	731	26,389
CDW Corp./DE	970	78,618
Cognex Corp.	1,095	42,344
Coherent Inc.(a)	159	16,808
Dolby Laboratories Inc., Class A	414	25,602
FLIR Systems Inc.	892	38,838
Jabil Inc.	1,049	26,005
Keysight Technologies Inc.(a)	1,241	77,041
Littelfuse Inc.	159	27,265
National Instruments Corp.	731	33,173
Trimble Inc.(a)	1,653	54,400
Zebra Technologies Corp., Class A(a)	350	55,731

		541,929

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	517	14,000
Helmerich & Payne Inc.	703	33,702
Nabors Industries Ltd.	2,323	4,646
Patterson-UTI Energy Inc.	1,419	14,687
RPC Inc.	378	3,731
Transocean Ltd.(a)	3,447	23,922
Weatherford International PLC(a)	6,621	3,701

		98,389

Entertainment — 0.7%
Cinemark Holdings Inc.	713	25,526
Liberty Media Corp.-Liberty Formula One, Class A(a)	168	4,993
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	1,307	40,125
Lions Gate Entertainment Corp., Class A	336	5,410
Lions Gate Entertainment Corp., Class B, NVS	657	9,776
Live Nation Entertainment Inc.(a)(b)	913	44,965
Madison Square Garden Co. (The), Class A(a)	123	32,927
Zynga Inc., Class A(a)	5,083	19,976

		183,698

Equity Real Estate Investment Trusts (REITs) — 6.5%
American Campus Communities Inc.	908	37,582
American Homes 4 Rent, Class A	1,721	34,162
Apartment Investment & Management Co., Class A	1,023	44,889
Apple Hospitality REIT Inc.	1,441	20,549
Brandywine Realty Trust	1,164	14,981
Brixmor Property Group Inc.	1,999	29,365
Camden Property Trust.	591	52,038
Colony Capital Inc.	3,235	15,140
Columbia Property Trust Inc.	798	15,441
CoreSite Realty Corp.	242	21,110
Corporate Office Properties Trust	687	14,448
CubeSmart	1,233	35,375
CyrusOne Inc.	694	36,699
Douglas Emmett Inc.	1,064	36,314
Duke Realty Corp.	2,367	61,305
Empire State Realty Trust Inc., Class A	939	13,362
EPR Properties	490	31,375

294

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Commonwealth	783	$23,498
Equity LifeStyle Properties Inc.	568	55,170
Gaming and Leisure Properties Inc.	1,335	43,134
Healthcare Trust of America Inc., Class A	1,372	34,725
Highwoods Properties Inc.	673	26,038
Hospitality Properties Trust	1,078	25,743
Hudson Pacific Properties Inc.	1,021	29,670
Iron Mountain Inc.(b)	1,881	60,963
JBG SMITH Properties	698	24,297
Kilroy Realty Corp.	655	41,186
Kimco Realty Corp.	2,693	39,452
Lamar Advertising Co., Class A	562	38,879
Liberty Property Trust	982	41,126
Life Storage Inc.(b)	307	28,548
Macerich Co. (The)	900	38,952
Medical Properties Trust Inc.	2,405	38,672
National Retail Properties Inc.	1,049	50,887
Omega Healthcare Investors Inc.	1,312	46,117
Outfront Media Inc.	923	16,725
Paramount Group Inc.	1,374	17,257
Park Hotels & Resorts Inc.	1,331	34,579
Rayonier Inc.	854	23,647
Regency Centers Corp.	1,007	59,091
Retail Properties of America Inc., Class A	1,425	15,461
Retail Value Inc.	99	2,533
Senior Housing Properties Trust	1,566	18,354
SITE Centers Corp.(b)	1,021	11,303
Spirit Realty Capital Inc.	569	20,057
STORE Capital Corp.	1,270	35,954
Sun Communities Inc.	558	56,754
Taubman Centers Inc.	393	17,878
Uniti Group Inc.(a)	1,114	17,345
VEREIT Inc.	6,426	45,946
VICI Properties Inc.	2,657	49,899
Weingarten Realty Investors	796	19,749
WP Carey Inc.(b)	1,053	68,803

		1,732,527

Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	242	31,010
Sprouts Farmers Market Inc.(a)	837	19,678
U.S. Foods Holding Corp.(a)	1,427	45,150

		95,838

Food Products — 0.8%
Flowers Foods Inc.	1,191	21,998
Hain Celestial Group Inc. (The)(a)(b)	529	8,390
Ingredion Inc.	470	42,958
Lamb Weston Holdings Inc.	971	71,427
Pilgrim’s Pride Corp.(a)	367	5,692
Post Holdings Inc.(a)	430	38,326
Seaboard Corp.	2	7,076
TreeHouse Foods Inc.(a)	363	18,407

		214,274

Gas Utilities — 0.6%
Atmos Energy Corp.	722	66,944
National Fuel Gas Co.	537	27,483
UGI Corp.	1,145	61,086

		155,513

Health Care Equipment & Supplies — 1.7%
Cantel Medical Corp.	243	18,091

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cooper Companies Inc. (The)	321	$81,694
DexCom Inc.(a)	579	69,364
Hill-Rom Holdings Inc.	438	38,785
ICU Medical Inc.(a)	106	24,341
Insulet Corp.(a)	387	30,697
Integra LifeSciences Holdings Corp.(a)	474	21,377
Masimo Corp.(a)	306	32,855
Penumbra Inc.(a)	204	24,929
STERIS PLC	556	59,409
West Pharmaceutical Services Inc.	485	47,545

		449,087

Health Care Providers & Services — 0.9%
Acadia Healthcare Co. Inc.(a)(b)	574	14,758
Chemed Corp.	103	29,178
Encompass Health Corp.	648	39,982
MEDNAX Inc.(a)	579	19,107
Molina Healthcare Inc.(a)	411	47,766
Premier Inc., Class A(a)	350	13,072
WellCare Health Plans Inc.(a)	331	78,146

		242,009

Health Care Technology — 0.4%
athenahealth Inc.(a)	266	35,093
Veeva Systems Inc., Class A(a)	806	71,992

		107,085

Hotels, Restaurants & Leisure — 1.5%
Aramark	1,620	46,931
Caesars Entertainment Corp.(a)(b)	3,776	25,639
Choice Hotels International Inc.	228	16,320
Domino’s Pizza Inc.	275	68,197
Dunkin’ Brands Group Inc.	548	35,138
Extended Stay America Inc.	1,259	19,515
Hilton Grand Vacations Inc.(a)	644	16,995
Hyatt Hotels Corp., Class A	279	18,860
International Game Technology PLC	657	9,612
Six Flags Entertainment Corp.	484	26,925
Vail Resorts Inc.	267	56,289
Wendy’s Co. (The)	1,247	19,466
Wyndham Destinations Inc.	639	22,902
Wyndham Hotels & Resorts Inc.	648	29,400

		412,189

Household Durables — 0.6%
Leggett & Platt Inc.	868	31,109
NVR Inc.(a)	22	53,614
PulteGroup Inc.	1,691	43,949
Tempur Sealy International Inc.(a)	308	12,751
Toll Brothers Inc.	906	29,835

		171,258

Household Products — 0.1%
Energizer Holdings Inc.	392	17,699
Spectrum Brands Holdings Inc.	276	11,661

		29,360

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy Inc.	1,919	75,992
Vistra Energy Corp.(a)	2,620	59,972

		135,964

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	388	39,002

295

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 2.4%
Alleghany Corp.	96	$59,839
American Financial Group Inc./OH	336	30,418
American National Insurance Co.	50	6,362
Aspen Insurance Holdings Ltd.	392	16,460
Assurant Inc.	344	30,767
Assured Guaranty Ltd.	687	26,298
Axis Capital Holdings Ltd.	546	28,195
Brighthouse Financial Inc.(a)	798	24,323
Brown & Brown Inc.	1,539	42,415
Erie Indemnity Co., Class A, NVS	164	21,863
Everest Re Group Ltd.	269	58,578
First American Financial Corp.	407	18,169
Hanover Insurance Group Inc. (The)	282	32,929
Mercury General Corp.	182	9,411
Old Republic International Corp.	1,876	38,589
Reinsurance Group of America Inc.	415	58,196
RenaissanceRe Holdings Ltd.	264	35,297
Torchmark Corp.	686	51,128
White Mountains Insurance Group Ltd.	22	18,869
WR Berkley Corp.	629	46,489

		654,595

Interactive Media & Services — 0.3%
Match Group Inc.	354	15,141
TripAdvisor Inc.(a)	691	37,272
Zillow Group Inc., Class A(a)(b)	368	11,566
Zillow Group Inc., Class C, NVS(a)	810	25,580

		89,559

Internet & Direct Marketing Retail — 0.3%
GrubHub Inc.(a)	601	46,163
Wayfair Inc., Class A(a)	380	34,230

		80,393

IT Services — 2.1%
Black Knight Inc.(a)	940	42,356
Booz Allen Hamilton Holding Corp.	925	41,690
Conduent Inc.(a)	1,262	13,415
CoreLogic Inc.(a)	532	17,779
EPAM Systems Inc.(a)(b)	340	39,443
Euronet Worldwide Inc.(a)	327	33,478
Genpact Ltd.	979	26,423
GoDaddy Inc., Class A(a)	1,062	69,688
Jack Henry & Associates Inc.	509	64,399
Leidos Holdings Inc.	936	49,346
Okta Inc.(a)	572	36,494
Sabre Corp.	1,825	39,493
Switch Inc., Class A(b)	278	1,946
Twilio Inc., Class A(a)	489	43,668
WEX Inc.(a)	275	38,517

		558,135

Leisure Products — 0.3%
Brunswick Corp./DE	574	26,662
Mattel Inc.(a)	2,281	22,787
Polaris Industries Inc.	391	29,982

		79,431

Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories Inc., Class A(a)	141	32,743
Bio-Techne Corp.	247	35,746
Bruker Corp.	670	19,946
Charles River Laboratories International Inc.(a)	313	35,425
PerkinElmer Inc.	729	57,263

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)	382	$35,129
QIAGEN NV(a)(b)	1,469	50,607

		266,859

Machinery — 2.8%
AGCO Corp.	438	24,384
Allison Transmission Holdings Inc.	759	33,328
Colfax Corp.(a)	573	11,976
Crane Co.	335	24,180
Donaldson Co. Inc.	850	36,882
Flowserve Corp.	867	32,963
Gardner Denver Holdings Inc.(a)	841	17,198
Gates Industrial Corp. PLC(a)	316	4,184
Graco Inc.	1,095	45,826
IDEX Corp.	508	64,140
ITT Inc.	578	27,900
Lincoln Electric Holdings Inc.	418	32,959
Middleby Corp. (The)(a)	364	37,394
Nordson Corp.	383	45,711
Oshkosh Corp.	481	29,490
Pentair PLC	1,045	39,480
Snap-on Inc.	373	54,193
Terex Corp.	447	12,324
Timken Co. (The)	460	17,167
Toro Co. (The)	686	38,334
Trinity Industries Inc.	964	19,849
WABCO Holdings Inc.(a)	347	37,247
Wabtec Corp.	573	40,253
Welbilt Inc.(a)	867	9,632

		736,994

Marine — 0.1%
Kirby Corp.(a)	392	26,405

Media — 0.6%
AMC Networks Inc., Class A(a)(b)	294	16,135
Cable One Inc.	29	23,783
GCI Liberty Inc., Class A(a)	671	27,618
Interpublic Group of Companies Inc. (The)	2,546	52,524
John Wiley & Sons Inc., Class A	294	13,809
Tribune Media Co., Class A	586	26,593

		160,462

Metals & Mining — 0.6%
Alcoa Corp.(a)	1,245	33,092
Reliance Steel & Aluminum Co.	452	32,169
Royal Gold Inc.	434	37,172
Steel Dynamics Inc.	1,458	43,798
U.S. Steel Corp.	1,174	21,414

		167,645

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	3,433	60,215
Chimera Investment Corp.	1,234	21,990
MFA Financial Inc.	2,970	19,840
New Residential Investment Corp.	2,420	34,388
Starwood Property Trust Inc.	1,778	35,044
Two Harbors Investment Corp.	1,637	21,019

		192,496

Multi-Utilities — 0.3%
MDU Resources Group Inc.	1,286	30,658
Vectren Corp.	551	39,661

		70,319

296

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.4%
Kohl’s Corp.	1,108	$73,504
Nordstrom Inc.	780	36,356

		109,860

Oil, Gas & Consumable Fuels — 1.3%
Antero Resources Corp.(a)	1,608	15,099
Centennial Resource Development Inc./DE, Class A(a)(b)	1,217	13,411
Chesapeake Energy Corp.(a)	5,977	12,552
CNX Resources Corp.(a)	1,328	15,166
Extraction Oil & Gas Inc.(a)(b)	793	3,402
HollyFrontier Corp.	1,053	53,829
Kosmos Energy Ltd.(a)	1,581	6,435
Murphy Oil Corp.	1,088	25,448
Newfield Exploration Co.(a)	1,328	19,468
Parsley Energy Inc., Class A(a)	1,762	28,157
PBF Energy Inc., Class A	796	26,005
QEP Resources Inc.(a)	1,582	8,907
Range Resources Corp.	1,400	13,398
SM Energy Co.	740	11,455
Targa Resources Corp.	1,497	53,922
Whiting Petroleum Corp.(a)	600	13,614
WPX Energy Inc.(a)	2,630	29,851

		350,119

Paper & Forest Products — 0.1%
Domtar Corp.	418	14,684

Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	718	42,326
Nu Skin Enterprises Inc., Class A	365	22,386

		64,712

Pharmaceuticals — 0.3%
Catalent Inc.(a)	964	30,058
Jazz Pharmaceuticals PLC(a)	390	48,344

		78,402

Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	247	35,257
ManpowerGroup Inc.	408	26,438
Robert Half International Inc.	783	44,788

		106,483

Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)	257	25,088
Jones Lang LaSalle Inc.	302	38,233
Realogy Holdings Corp.	780	11,451

		74,772

Road & Rail — 0.4%
AMERCO	46	15,093
Genesee & Wyoming Inc., Class A(a)	392	29,016
Knight-Swift Transportation Holdings Inc.	836	20,959
Landstar System Inc.	270	25,831
Ryder System Inc.	349	16,804
Schneider National Inc., Class B	320	5,974

		113,677

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc.(a)	6,210	114,637
Cypress Semiconductor Corp.	2,375	30,210
First Solar Inc.(a)	546	23,180
Marvell Technology Group Ltd.	3,673	59,466
MKS Instruments Inc.	353	22,807
Monolithic Power Systems Inc.	270	31,387

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(a)	2,762	$45,601
Teradyne Inc.	1,187	37,248
Universal Display Corp.	281	26,293
Versum Materials Inc.	726	20,125

		410,954

Software — 3.5%
2U Inc.(a)	364	18,098
Aspen Technology Inc.(a)	476	39,118
Cadence Design Systems Inc.(a)	1,850	80,438
Ceridian HCM Holding Inc.(a)	237	8,174
DocuSign Inc.(a)(b)	487	19,519
Elastic NV(a)	46	3,288
Fair Isaac Corp.(a)	191	35,717
FireEye Inc.(a)	1,290	20,911
Fortinet Inc.(a)	935	65,852
Guidewire Software Inc.(a)(b)	536	43,003
LogMeIn Inc.	334	27,244
Manhattan Associates Inc.(a)	434	18,389
Nuance Communications Inc.(a)	1,902	25,163
Nutanix Inc., Class A(a)	927	38,554
Paycom Software Inc.(a)(b)	330	40,409
Pegasystems Inc.	251	12,005
Pluralsight Inc., Class A(a)(b)	139	3,273
Proofpoint Inc.(a)	336	28,160
PTC Inc.(a)	773	64,082
RealPage Inc.(a)(b)	476	22,938
RingCentral Inc., Class A(a)	452	37,263
SolarWinds Corp.(a)	166	2,296
SS&C Technologies Holdings Inc.	1,367	61,665
Tableau Software Inc., Class A(a)	474	56,880
Teradata Corp.(a)	786	30,151
Tyler Technologies Inc.(a)	253	47,013
Ultimate Software Group Inc. (The)(a)	201	49,219
Zendesk Inc.(a)	697	40,684

		939,506

Specialty Retail — 0.8%
AutoNation Inc.(a)(b)	365	13,031
Burlington Stores Inc.(a)	443	72,063
Dick’s Sporting Goods Inc.	491	15,319
Floor & Decor Holdings Inc., Class A(a)	322	8,340
Foot Locker Inc.	757	40,272
Michaels Companies Inc. (The)(a)	680	9,207
Penske Automotive Group Inc.	237	9,556
Urban Outfitters Inc.(a)(b)	490	16,268
Williams-Sonoma Inc.	531	26,789

		210,845

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)	783	18,072
Pure Storage Inc., Class A(a)	1,092	17,559
Xerox Corp.	1,384	27,348

		62,979

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s Inc.	299	24,404
Columbia Sportswear Co.	199	16,734
Hanesbrands Inc.	2,377	29,784
Michael Kors Holdings Ltd.(a)	936	35,493
Ralph Lauren Corp.	359	37,142
Skechers U.S.A. Inc., Class A(a)(b)	867	19,846

		163,403

297

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	3,155	$29,689
TFS Financial Corp.	341	5,500

		35,189

Trading Companies & Distributors — 0.6%
Air Lease Corp.	643	19,425
HD Supply Holdings Inc.(a)	1,230	46,150
MSC Industrial Direct Co. Inc., Class A	298	22,922
Univar Inc.(a)	769	13,642
Watsco Inc.	211	29,358
WESCO International Inc.(a)	311	14,928

		146,425

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	531	19,413

Water Utilities — 0.2%
Aqua America Inc.	1,179	40,310

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	658	21,411
U.S. Cellular Corp.(a)	89	4,626

		26,037

Total Common Stocks — 55.6% (Cost: $16,233,442)		14,881,306

Investment Companies

Exchange Traded Funds — 44.2%
iShares Russell 2000 ETF(c)	88,294	11,822,567

Total Investment Companies — 44.2% (Cost: $13,056,812)		11,822,567

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	371,317	$371,354
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	3,774	3,774

		375,128

Total Short-Term Investments — 1.4% (Cost: $375,122)		375,128

Total Investments in Securities — 101.2% (Cost: $29,665,376)		27,079,001

Other Assets, Less Liabilities — (1.2)%		(309,410)

Net Assets — 100.0%		$26,769,591

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,619	186,698	(a)	—		371,317	$371,354	$4,208	(b)	$555	$24
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590	—		(816	)(a)	3,774	3,774	269		—	—
iShares Russell 2000 ETF	18,759	76,850		(7,315)		88,294	11,822,567	65,992		52,347	(1,390,827)

							$12,197,695	$70,469		$52,902	$(1,390,803)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

298

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 2500 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$14,881,306	$—	$—	$14,881,306
Investment Companies	11,822,567	—	—	11,822,567
Money Market Funds	375,128	—	—	375,128

	$27,079,001	$—	$—	$27,079,001

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

299

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
AAR Corp.	12,122	$452,635
Aerojet Rocketdyne Holdings Inc.(a)	25,915	912,985
Aerovironment Inc.(a)(b)	7,508	510,169
Arconic Inc.	151,163	2,548,608
Astronics Corp.(a)	6,697	203,924
Axon Enterprise Inc.(a)(b)	19,850	868,438
Boeing Co. (The)	186,391	60,111,097
BWX Technologies Inc.	34,519	1,319,661
Cubic Corp.	8,342	448,299
Curtiss-Wright Corp.	15,256	1,557,943
Ducommun Inc.(a)	3,434	124,723
Engility Holdings Inc.(a)	5,052	143,780
Esterline Technologies Corp.(a)	8,812	1,070,217
General Dynamics Corp.	90,004	14,149,529
Harris Corp.	41,054	5,527,921
HEICO Corp.(b)	13,811	1,070,076
HEICO Corp., Class A	26,545	1,672,335
Hexcel Corp.	30,243	1,734,134
Huntington Ingalls Industries Inc.	14,968	2,848,560
KeyW Holding Corp. (The)(a)(b)	19,272	128,930
Kratos Defense & Security Solutions Inc.(a)	33,040	465,534
L3 Technologies Inc.	26,991	4,687,257
Lockheed Martin Corp.	86,186	22,566,942
Maxar Technologies Ltd.	19,408	232,120
Mercury Systems Inc.(a)	15,955	754,512
Moog Inc., Class A	10,655	825,549
National Presto Industries Inc.	1,443	168,716
Northrop Grumman Corp.	56,192	13,761,421
Raytheon Co.	99,794	15,303,410
Sparton Corp.(a)	3,343	60,809
Spirit AeroSystems Holdings Inc., Class A	36,703	2,645,919
Teledyne Technologies Inc.(a)	12,115	2,508,653
Textron Inc.	86,094	3,959,463
TransDigm Group Inc.(a)	16,776	5,704,847
Triumph Group Inc.	14,470	166,405
United Technologies Corp.	282,387	30,068,568
Vectrus Inc.(a)	3,364	72,595
Wesco Aircraft Holdings Inc.(a)(b)	16,696	131,898

		201,488,582

Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)(b)	20,504	467,696
Atlas Air Worldwide Holdings Inc.(a)	8,455	356,716
CH Robinson Worldwide Inc.	48,220	4,054,820
Echo Global Logistics Inc.(a)	8,527	173,354
Expeditors International of Washington Inc.	60,665	4,130,680
FedEx Corp.	85,097	13,728,699
Forward Air Corp.	9,525	522,446
Hub Group Inc., Class A(a)	11,923	441,986
Radiant Logistics Inc.(a)	10,903	46,338
United Parcel Service Inc., Class B	240,144	23,421,244
XPO Logistics Inc.(a)(b)	43,298	2,469,718

		49,813,697

Airlines — 0.4%
Alaska Air Group Inc.	42,420	2,581,257
Allegiant Travel Co.	4,767	477,749
American Airlines Group Inc.	145,057	4,657,780
Copa Holdings SA, Class A, NVS	10,629	836,609
Delta Air Lines Inc.	222,957	11,125,554

Security	Shares	Value

Airlines (continued)
Hawaiian Holdings Inc.	18,359	$484,861
JetBlue Airways Corp.(a)	109,344	1,756,065
Mesa Air Group Inc.(a)(b)	6,970	53,739
SkyWest Inc.	18,137	806,552
Southwest Airlines Co.	179,262	8,332,098
Spirit Airlines Inc.(a)(b)	23,371	1,353,648
United Continental Holdings Inc.(a)	85,452	7,154,896

		39,620,808

Auto Components — 0.2%
Adient PLC	32,256	485,775
American Axle & Manufacturing Holdings Inc.(a)	39,192	435,031
Aptiv PLC	92,631	5,703,291
BorgWarner Inc.	71,628	2,488,357
Cooper Tire & Rubber Co.	17,406	562,736
Cooper-Standard Holdings Inc.(a)	6,138	381,293
Dana Inc.	48,052	654,949
Dorman Products Inc.(a)	9,607	864,822
Fox Factory Holding Corp.(a)	11,867	698,610
Garrett Motion Inc.(a)	25,863	319,149
Gentex Corp.	95,342	1,926,862
Gentherm Inc.(a)	13,471	538,571
Goodyear Tire & Rubber Co. (The)	82,098	1,675,620
LCI Industries	8,014	535,335
Lear Corp.	22,389	2,750,712
Modine Manufacturing Co.(a)(b)	15,307	165,469
Motorcar Parts of America Inc.(a)(b)	7,015	116,730
Shiloh Industries Inc.(a)(b)	6,977	40,676
Standard Motor Products Inc.	6,733	326,079
Stoneridge Inc.(a)	8,746	215,589
Superior Industries International Inc.	7,274	34,988
Tenneco Inc., Class A	17,901	490,308
Tower International Inc.	6,416	152,701
Visteon Corp.(a)(b)	9,879	595,506

		22,159,159

Automobiles — 0.5%
Ford Motor Co.	1,352,863	10,349,402
General Motors Co.	455,428	15,234,067
Harley-Davidson Inc.	57,572	1,964,357
Tesla Inc.(a)(b)	47,579	15,834,291
Thor Industries Inc.	17,123	890,396
Winnebago Industries Inc.	10,292	249,169

		44,521,682

Banks — 5.8%
1st Constitution Bancorp.	4,578	91,240
1st Source Corp.	5,139	207,307
Access National Corp.	4,427	94,428
ACNB Corp.	2,057	80,737
Allegiance Bancshares Inc.(a)	4,568	147,866
Amalgamated Bank, Class A	4,924	96,018
American National Bankshares Inc.	2,477	72,601
Ameris Bancorp.	15,118	478,787
Ames National Corp.	2,538	64,516
Arrow Financial Corp.	3,788	121,292
Associated Banc-Corp	58,007	1,147,959
Atlantic Capital Bancshares Inc.(a)	10,909	178,580
Auburn National BanCorp. Inc.(b)	1,981	62,718
Banc of California Inc.	15,974	212,614
BancFirst Corp.	6,109	304,839
Bancorp. Inc. (The)(a)	21,390	170,264

300

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
BancorpSouth Bank	32,914	$860,372
Bank of America Corp.	3,183,723	78,446,935
Bank of Commerce Holdings	7,841	85,937
Bank of Hawaii Corp.	14,480	974,794
Bank of Marin Bancorp.	5,873	242,203
Bank of NT Butterfield & Son Ltd. (The)	18,178	569,880
Bank of Princeton (The)(b)	2,900	80,910
Bank OZK	41,816	954,659
BankUnited Inc.	36,092	1,080,594
Bankwell Financial Group Inc.	1,992	57,190
Banner Corp.	9,862	527,420
Bar Harbor Bankshares	5,597	125,541
Baycom Corp.(a)	4,100	94,669
BB&T Corp.	268,249	11,620,547
BCB Bancorp. Inc.	5,594	58,569
Berkshire Hills Bancorp. Inc.	13,514	364,473
Blue Hills Bancorp. Inc.	9,183	195,965
BOK Financial Corp.	11,710	858,694
Boston Private Financial Holdings Inc.	26,569	280,834
Bridge Bancorp. Inc.	5,736	146,211
Brookline Bancorp. Inc.	25,049	346,177
Bryn Mawr Bank Corp.	6,263	215,447
Business First Bancshares Inc.(b)	3,749	90,838
Byline Bancorp Inc.(a)	4,035	67,223
C&F Financial Corp.	1,094	58,212
Cadence BanCorp.	24,931	418,342
Cambridge Bancorp(b)	1,262	105,062
Camden National Corp.	4,818	173,303
Capital City Bank Group Inc.	3,582	83,138
Capstar Financial Holdings Inc.	1,031	15,187
Carolina Financial Corp.	8,847	261,783
Cathay General Bancorp.	26,977	904,539
CB Financial Services Inc.(b)	2,764	68,492
CBTX Inc.	6,363	187,072
CenterState Bank Corp.	30,048	632,210
Central Pacific Financial Corp.	8,258	201,082
Central Valley Community Bancorp.	2,817	53,157
Century Bancorp. Inc./MA, Class A, NVS	1,114	75,451
Chemical Financial Corp.	23,986	878,127
Chemung Financial Corp.	1,072	44,284
CIT Group Inc.	36,715	1,405,083
Citigroup Inc.	807,390	42,032,723
Citizens & Northern Corp.	3,750	99,113
Citizens Financial Group Inc.	164,264	4,883,569
City Holding Co.	4,618	312,131
Civista Bancshares Inc.	4,478	78,007
CNB Financial Corp./PA	3,964	90,974
Coastal Financial Corp/WA(a)(b)	5,883	89,598
Codorus Valley Bancorp. Inc.	2,880	61,200
Columbia Banking System Inc.	21,174	768,404
Comerica Inc.	56,018	3,847,876
Commerce Bancshares Inc.	34,615	1,951,248
Community Bank System Inc.	17,244	1,005,325
Community Bankers Trust Corp.(a)(b)	10,519	75,947
Community Financial Corp. (The)	2,192	64,094
Community Trust Bancorp. Inc.	4,944	195,832
ConnectOne Bancorp. Inc.	8,752	161,649
County Bancorp. Inc.	1,526	26,507
Cullen/Frost Bankers Inc.	19,504	1,715,182
Customers Bancorp. Inc.(a)	9,528	173,410

Security	Shares	Value

Banks (continued)
CVB Financial Corp.	38,496	$778,774
Eagle Bancorp. Inc.(a)	10,955	533,618
East West Bancorp. Inc.	49,334	2,147,509
Enterprise Bancorp. Inc./MA	3,131	100,693
Enterprise Financial Services Corp.	7,862	295,847
Equity Bancshares Inc., Class A(a)	4,828	170,187
Esquire Financial Holdings Inc.(a)	3,685	79,965
Evans Bancorp. Inc.	2,161	70,254
F.N.B. Corp.	111,874	1,100,840
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	3,458	133,098
Farmers National Banc Corp.	8,287	105,576
FB Financial Corp.	5,761	201,750
FCB Financial Holdings Inc., Class A(a)	14,444	485,030
Fidelity D&D Bancorp. Inc.(b)	1,649	105,833
Fidelity Southern Corp.	7,874	204,881
Fifth Third Bancorp.	231,390	5,444,607
Financial Institutions Inc.	4,467	114,802
First Bancorp. Inc./ME	2,644	69,537
First BanCorp./Puerto Rico	66,573	572,528
First Bancorp./Southern Pines NC	10,702	349,527
First Bancshares Inc. (The)	3,168	95,832
First Bank/Hamilton NJ	7,376	89,397
First Busey Corp.	14,166	347,634
First Business Financial Services Inc.	2,502	48,814
First Choice Bancorp.(b)	3,439	77,721
First Citizens BancShares Inc./NC, Class A	2,722	1,026,330
First Commonwealth Financial Corp.	30,811	372,197
First Community Bankshares Inc.	5,779	181,923
First Community Corp./SC	3,878	75,350
First Financial Bancorp.	30,739	729,129
First Financial Bankshares Inc.	22,312	1,287,179
First Financial Corp./IN	3,620	145,343
First Financial Northwest Inc.	3,126	48,359
First Foundation Inc.(a)	15,172	195,112
First Guaranty Bancshares Inc.	3,569	82,836
First Hawaiian Inc.	36,884	830,259
First Horizon National Corp.	111,532	1,467,761
First Internet Bancorp.	1,630	33,317
First Interstate BancSystem Inc., Class A	12,195	445,849
First Merchants Corp.	16,913	579,609
First Mid-Illinois Bancshares Inc.	4,452	142,108
First Midwest Bancorp. Inc.	32,688	647,549
First Northwest Bancorp.	3,671	54,441
First of Long Island Corp. (The)	8,527	170,114
First Republic Bank/CA	56,675	4,925,057
First Savings Financial Group Inc.	1,351	70,171
First United Corp.	4,092	65,145
Flushing Financial Corp.	9,763	210,197
Franklin Financial Network Inc.(a)(b)	4,381	115,527
Fulton Financial Corp.	59,316	918,212
German American Bancorp. Inc.	8,414	233,657
Glacier Bancorp. Inc.	24,756	980,833
Great Southern Bancorp. Inc.	3,404	156,686
Great Western Bancorp. Inc.	17,170	536,562
Green Bancorp. Inc.	7,925	135,835
Guaranty Bancorp.	7,970	165,377
Guaranty Bancshares Inc./TX	3,076	91,726
Hancock Whitney Corp.	30,748	1,065,418
Hanmi Financial Corp.	8,728	171,942
HarborOne Bancorp Inc.(a)(b)	4,857	77,178

301

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Heartland Financial USA Inc.	10,358	$455,234
Heritage Commerce Corp.	13,002	147,443
Heritage Financial Corp./WA	12,156	361,276
Hilltop Holdings Inc.	26,303	468,982
Home BancShares Inc./AR	53,650	876,641
HomeTrust Bancshares Inc.	7,080	185,354
Hope Bancorp Inc.	41,937	497,373
Horizon Bancorp Inc./IN	13,823	218,127
Howard Bancorp. Inc.(a)(b)	4,608	65,894
Huntington Bancshares Inc./OH	366,555	4,369,336
IBERIABANK Corp.	19,226	1,235,847
Independent Bank Corp./MI	7,204	151,428
Independent Bank Corp./Rockland MA	9,488	667,101
Independent Bank Group Inc.	8,062	368,998
International Bancshares Corp.	19,042	655,045
Investar Holding Corp.	3,777	93,670
Investors Bancorp. Inc.	87,840	913,536
JPMorgan Chase & Co.	1,151,682	112,427,197
KeyCorp	357,532	5,284,323
Lakeland Bancorp. Inc.	14,759	218,581
Lakeland Financial Corp.	7,884	316,621
LCNB Corp.	2,831	42,890
LegacyTexas Financial Group Inc.	15,624	501,374
Level One Bancorp. Inc.	3,613	81,040
Live Oak Bancshares Inc.	7,550	111,816
M&T Bank Corp.	48,676	6,966,996
Macatawa Bank Corp.	8,720	83,886
MB Financial Inc.	28,520	1,130,248
MBT Financial Corp.	5,930	55,149
Mercantile Bank Corp.	6,135	173,375
Metropolitan Bank Holding Corp.(a)(b)	2,064	63,674
Mid Penn Bancorp. Inc.	2,863	65,906
Middlefield Banc Corp.	1,665	70,646
Midland States Bancorp. Inc.	8,163	182,361
MidSouth Bancorp. Inc.(b)	7,479	79,277
MidWestOne Financial Group Inc.	4,736	117,595
MutualFirst Financial Inc.	1,917	50,935
MVB Financial Corp.	5,283	95,305
National Bank Holdings Corp., Class A	9,388	289,808
National Bankshares Inc.	2,238	81,530
National Commerce Corp.(a)	6,441	231,876
NBT Bancorp. Inc.	12,320	426,149
Nicolet Bankshares Inc.(a)(b)	2,313	112,874
Northeast Bancorp.	2,183	36,522
Northrim BanCorp. Inc.	2,267	74,516
Norwood Financial Corp.	3,142	103,686
Oak Valley Bancorp.(b)	4,454	81,508
OFG Bancorp.	14,611	240,497
Ohio Valley Banc Corp.	2,487	88,015
Old Line Bancshares Inc.	5,586	147,024
Old National Bancorp./IN	47,322	728,759
Old Second Bancorp. Inc.(b)	9,889	128,557
Opus Bank	6,267	122,771
Origin Bancorp Inc.(b)	5,604	190,984
Orrstown Financial Services Inc.	2,448	44,578
Pacific City Financial Corp.(b)	5,046	78,970
Pacific Mercantile Bancorp.(a)(b)	5,038	36,022
Pacific Premier Bancorp. Inc.(a)(b)	16,523	421,667
PacWest Bancorp.	41,897	1,394,332
Park National Corp.	4,660	395,867

Security	Shares	Value

Banks (continued)
Parke Bancorp. Inc.	4,470	$83,656
Peapack Gladstone Financial Corp.	6,223	156,695
Penns Woods Bancorp. Inc.	1,200	48,288
Peoples Bancorp. Inc./OH	7,114	214,131
Peoples Bancorp. of North Carolina Inc.	3,189	78,003
Peoples Financial Services Corp.	2,412	106,273
People’s United Financial Inc.	130,437	1,882,206
People’s Utah Bancorp.	5,839	176,046
Pinnacle Financial Partners Inc.	26,303	1,212,568
PNC Financial Services Group Inc. (The)	161,182	18,843,788
Popular Inc.	35,662	1,683,960
Preferred Bank/Los Angeles CA	4,834	209,554
Premier Financial Bancorp. Inc.	3,882	57,881
Prosperity Bancshares Inc.	23,571	1,468,473
QCR Holdings Inc.	3,754	120,466
RBB Bancorp.	3,519	61,829
Regions Financial Corp.	359,220	4,806,364
Reliant Bancorp Inc.	3,691	85,041
Renasant Corp.	16,495	497,819
Republic Bancorp. Inc./KY, Class A	3,260	126,227
Republic First Bancorp. Inc.(a)(b)	20,618	123,089
S&T Bancorp. Inc.	10,806	408,899
Sandy Spring Bancorp. Inc.	13,010	407,733
SB One Bancorp.	3,301	67,472
Seacoast Banking Corp. of Florida(a)	11,828	307,765
Select Bancorp. Inc.(a)	7,633	94,497
ServisFirst Bancshares Inc.	17,551	559,350
Shore Bancshares Inc.	4,064	59,091
Sierra Bancorp.	3,686	88,575
Signature Bank/New York NY	18,861	1,939,099
Simmons First National Corp., Class A	31,078	749,912
SmartFinancial Inc.(a)(b)	3,588	65,553
South State Corp.	12,177	730,011
Southern First Bancshares Inc.(a)	1,995	63,980
Southern National Bancorp. of Virginia Inc.	8,804	116,389
Southside Bancshares Inc.	11,526	365,950
Spirit of Texas Bancshares Inc.(a)(b)	4,086	93,079
State Bank Financial Corp.	13,291	286,953
Sterling Bancorp./DE	77,158	1,273,879
Stock Yards Bancorp. Inc.	7,962	261,154
Summit Financial Group Inc.	2,701	52,156
SunTrust Banks Inc.	155,984	7,867,833
SVB Financial Group(a)	18,571	3,527,004
Synovus Financial Corp.	41,284	1,320,675
TCF Financial Corp.	59,504	1,159,733
Texas Capital Bancshares Inc.(a)	16,774	856,984
Tompkins Financial Corp.	4,654	349,097
TowneBank/Portsmouth VA	22,009	527,116
TriCo Bancshares	9,479	320,295
TriState Capital Holdings Inc.(a)	7,218	140,462
Triumph Bancorp. Inc.(a)(b)	9,197	273,151
Trustmark Corp.	21,012	597,371
U.S. Bancorp.	525,734	24,026,044
UMB Financial Corp.	15,974	973,935
Umpqua Holdings Corp.	76,720	1,219,848
Union Bankshares Corp.	22,445	633,622
Union Bankshares Inc./Morrisville VT	1,275	60,881
United Bankshares Inc./WV	34,109	1,061,131
United Community Banks Inc./GA	25,079	538,195
United Security Bancshares/Fresno CA	8,819	84,486

302

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Unity Bancorp. Inc.	5,142	$106,748
Univest Corp. of Pennsylvania	9,385	202,434
Valley National Bancorp.	110,591	982,048
Veritex Holdings Inc.(a)(b)	5,284	112,972
Washington Trust Bancorp. Inc.	4,688	222,821
Webster Financial Corp.	31,082	1,532,032
Wells Fargo & Co.	1,476,848	68,053,156
WesBanco Inc.	17,579	644,974
West Bancorp. Inc.	4,849	92,567
Westamerica Bancorp.	7,794	433,970
Western Alliance Bancorp.(a)	34,413	1,358,969
Wintrust Financial Corp.	18,893	1,256,196
Zions Bancorp. N.A.	65,670	2,675,396

		505,786,695

Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,759	664,478
Brown-Forman Corp., Class A	17,170	814,201
Brown-Forman Corp., Class B, NVS	97,451	4,636,719
Castle Brands Inc.(a)	50,956	43,338
Celsius Holdings Inc.(a)(b)	20,974	72,780
Coca-Cola Bottling Co. Consolidated	1,412	250,461
Coca-Cola Co. (The)	1,331,258	63,035,066
Constellation Brands Inc., Class A	54,160	8,710,011
Craft Brew Alliance Inc.(a)	3,358	48,053
Keurig Dr Pepper Inc.	61,979	1,589,142
MGP Ingredients Inc.	4,967	283,367
Molson Coors Brewing Co., Class B	60,897	3,419,975
Monster Beverage Corp.(a)	138,317	6,807,963
National Beverage Corp.	4,460	320,094
PepsiCo Inc.	493,053	54,472,495
Primo Water Corp.(a)	12,395	173,654

		145,341,797

Biotechnology — 3.0%
AbbVie Inc.	527,503	48,630,502
Abeona Therapeutics Inc.(a)	8,236	58,805
ACADIA Pharmaceuticals Inc.(a)	33,610	543,474
Acceleron Pharma Inc.(a)(b)	12,941	563,581
Achaogen Inc.(a)(b)	9,788	12,039
Achillion Pharmaceuticals Inc.(a)	37,219	59,178
Acorda Therapeutics Inc.(a)	14,455	225,209
Adamas Pharmaceuticals Inc.(a)(b)	7,243	61,855
ADMA Biologics Inc.(a)(b)	19,784	47,284
Aduro Biotech Inc.(a)	24,944	65,852
Adverum Biotechnologies Inc.(a)	18,661	58,782
Aeglea BioTherapeutics Inc.(a)(b)	9,166	68,653
Agenus Inc.(a)(b)	28,933	68,861
AgeX Therapeutics Inc.(a)(b)	2,487	7,436
Agios Pharmaceuticals Inc.(a)(b)	17,550	809,231
Aimmune Therapeutics Inc.(a)(b)	14,815	354,375
Akebia Therapeutics Inc.(a)(b)	27,785	153,651
Albireo Pharma Inc.(a)	3,131	76,803
Alder Biopharmaceuticals Inc.(a)(b)	22,623	231,886
Aldeyra Therapeutics Inc.(a)	12,781	106,082
Alexion Pharmaceuticals Inc.(a)	74,071	7,211,553
Alkermes PLC(a)	52,127	1,538,268
Allakos Inc.(a)(b)	2,803	146,513
Allena Pharmaceuticals Inc.(a)(b)	6,762	36,853
Allogene Therapeutics Inc.(a)	7,239	194,946
Alnylam Pharmaceuticals Inc.(a)	30,786	2,244,607

Security	Shares	Value

Biotechnology (continued)
AMAG Pharmaceuticals Inc.(a)	11,518	$174,958
Amgen Inc.	222,036	43,223,748
Amicus Therapeutics Inc.(a)	63,631	609,585
AnaptysBio Inc.(a)	7,479	477,085
Apellis Pharmaceuticals Inc.(a)	12,356	162,976
Aptinyx Inc.(a)	4,621	76,431
Arbutus Biopharma Corp.(a)	14,113	54,053
Arcus Biosciences Inc.(a)	14,029	151,092
Ardelyx Inc.(a)(b)	8,871	15,879
Arena Pharmaceuticals Inc.(a)	16,405	638,975
ArQule Inc.(a)(b)	29,759	82,432
Array BioPharma Inc.(a)(b)	73,769	1,051,208
Arrowhead Pharmaceuticals Inc.(a)(b)	29,812	370,265
Arsanis Inc.(a)(b)	5,863	13,602
Atara Biotherapeutics Inc.(a)(b)	13,939	484,241
Athenex Inc.(a)(b)	14,412	182,888
Athersys Inc.(a)(b)	25,289	36,416
Audentes Therapeutics Inc.(a)	15,062	321,122
AVEO Pharmaceuticals Inc.(a)(b)	41,327	66,123
Avid Bioservices Inc.(a)	14,760	60,516
Avrobio Inc.(a)(b)	2,479	41,275
Bellicum Pharmaceuticals Inc.(a)(b)	9,711	28,356
BioCryst Pharmaceuticals Inc.(a)(b)	41,357	333,751
Biogen Inc.(a)	69,929	21,043,035
Biohaven Pharmaceutical Holding Co. Ltd.(a)	10,867	401,862
BioMarin Pharmaceutical Inc.(a)	61,401	5,228,295
BioSpecifics Technologies Corp.(a)	2,529	153,257
BioTime Inc.(a)(b)	25,007	22,831
Bluebird Bio Inc.(a)(b)	19,239	1,908,509
Blueprint Medicines Corp.(a)	14,492	781,264
Calithera Biosciences Inc.(a)(b)	10,403	41,716
Calyxt Inc.(a)	3,370	34,913
Cara Therapeutics Inc.(a)(b)	11,926	155,038
CareDx Inc.(a)	11,049	277,772
CASI Pharmaceuticals Inc.(a)(b)	17,212	69,192
Catalyst Biosciences Inc.(a)(b)	9,164	72,304
Catalyst Pharmaceuticals Inc.(a)(b)	31,800	61,056
Celcuity Inc.(a)(b)	4,957	118,918
Celgene Corp.(a)	243,770	15,623,219
Cellular Biomedicine Group Inc.(a)(b)	5,498	97,095
ChemoCentryx Inc.(a)(b)	7,974	86,996
Chimerix Inc.(a)(b)	14,739	37,879
Clovis Oncology Inc.(a)(b)	14,624	262,647
Cohbar Inc.(a)(b)	9,959	30,972
Coherus Biosciences Inc.(a)(b)	16,460	148,963
Concert Pharmaceuticals Inc.(a)	5,066	63,578
Constellation Pharmaceuticals Inc.(a)	15,858	63,591
Corbus Pharmaceuticals Holdings Inc.(a)(b)	15,042	87,845
Corvus Pharmaceuticals Inc.(a)	1,122	4,118
Crinetics Pharmaceuticals Inc.(a)(b)	3,305	99,117
CTI BioPharma Corp.(a)	19,593	14,373
Cue Biopharma Inc.(a)(b)	5,735	26,955
Cytokinetics Inc.(a)	14,123	89,257
CytomX Therapeutics Inc.(a)	13,206	199,411
Deciphera Pharmaceuticals Inc.(a)(b)	2,763	57,995
Denali Therapeutics Inc.(a)(b)	15,699	324,341
Dicerna Pharmaceuticals Inc.(a)	15,220	162,702
Dynavax Technologies Corp.(a)	21,587	197,521
Eagle Pharmaceuticals Inc./DE(a)(b)	4,260	171,635
Editas Medicine Inc.(a)	16,903	384,543

303

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Eidos Therapeutics Inc.(a)(b)	32	$440
Emergent BioSolutions Inc.(a)	15,247	903,842
Enanta Pharmaceuticals Inc.(a)	6,204	439,429
Epizyme Inc.(a)	19,400	119,504
Esperion Therapeutics Inc.(a)(b)	7,983	367,218
Evelo Biosciences Inc.(a)(b)	7,283	94,752
Exact Sciences Corp.(a)(b)	41,444	2,615,116
Exelixis Inc.(a)	102,369	2,013,598
Fate Therapeutics Inc.(a)	20,569	263,900
Fennec Pharmaceuticals Inc.(a)(b)	9,034	57,637
FibroGen Inc.(a)	26,361	1,219,987
Five Prime Therapeutics Inc.(a)(b)	9,543	88,750
Flexion Therapeutics Inc.(a)(b)	9,781	110,721
Fortress Biotech Inc.(a)(b)	11,229	9,657
Forty Seven Inc.(a)(b)	1,000	15,720
G1 Therapeutics Inc.(a)(b)	7,318	140,140
Genomic Health Inc.(a)(b)	7,634	491,706
Geron Corp.(a)(b)	63,784	63,784
Gilead Sciences Inc.	451,144	28,219,057
Global Blood Therapeutics Inc.(a)(b)	17,101	701,996
GlycoMimetics Inc.(a)(b)	11,536	109,246
GTx Inc.(a)(b)	5,193	4,051
Halozyme Therapeutics Inc.(a)(b)	41,275	603,853
Heron Therapeutics Inc.(a)(b)	24,934	646,788
Homology Medicines Inc.(a)(b)	4,903	109,631
Idera Pharmaceuticals Inc.(a)	4,627	12,817
Immune Design Corp.(a)(b)	5,145	6,689
ImmunoGen Inc.(a)	43,903	210,734
Immunomedics Inc.(a)(b)	49,789	710,489
Incyte Corp.(a)	61,159	3,889,101
Inovio Pharmaceuticals Inc.(a)(b)	34,267	137,068
Insmed Inc.(a)(b)	25,222	330,913
Insys Therapeutics Inc.(a)(b)	7,940	27,790
Intellia Therapeutics Inc.(a)(b)	11,263	153,740
Intercept Pharmaceuticals Inc.(a)	7,460	751,893
Intrexon Corp.(a)(b)	27,119	177,358
Invitae Corp.(a)(b)	21,850	241,661
Ionis Pharmaceuticals Inc.(a)(b)	43,806	2,368,152
Iovance Biotherapeutics Inc.(a)(b)	36,260	320,901
Ironwood Pharmaceuticals Inc.(a)(b)	45,194	468,210
Jounce Therapeutics Inc.(a)	6,148	20,719
Kadmon Holdings Inc.(a)(b)	26,241	54,581
Karyopharm Therapeutics Inc.(a)(b)	14,616	136,952
Kezar Life Sciences Inc.(a)(b)	1,610	37,996
Kindred Biosciences Inc.(a)	10,939	119,782
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,728	104,720
Kura Oncology Inc.(a)	13,052	183,250
La Jolla Pharmaceutical Co.(a)(b)	6,669	62,889
Lexicon Pharmaceuticals Inc.(a)(b)	12,108	80,397
Ligand Pharmaceuticals Inc.(a)(b)	7,089	961,977
Loxo Oncology Inc.(a)(b)	9,108	1,275,758
MacroGenics Inc.(a)	11,199	142,227
Madrigal Pharmaceuticals Inc.(a)(b)	2,387	269,063
Magenta Therapeutics Inc.(a)(b)	8,667	49,402
MannKind Corp.(a)(b)	51,331	54,411
MediciNova Inc.(a)(b)	9,821	80,238
MeiraGTx Holdings PLC(a)	8,845	85,266
Mersana Therapeutics Inc.(a)	4,987	20,347
Minerva Neurosciences Inc.(a)	5,222	35,196
Miragen Therapeutics Inc.(a)(b)	10,350	31,361

Security	Shares	Value

Biotechnology (continued)
Mirati Therapeutics Inc.(a)(b)	6,189	$262,537
Molecular Templates Inc.(a)	18,988	76,712
Momenta Pharmaceuticals Inc.(a)	24,397	269,343
Mustang Bio Inc.(a)(b)	14,362	42,224
Myriad Genetics Inc.(a)	23,623	686,721
NantKwest Inc.(a)	14,442	16,753
Natera Inc.(a)	10,442	145,770
Neon Therapeutics Inc.(a)(b)	11,865	59,681
Neurocrine Biosciences Inc.(a)(b)	30,552	2,181,718
NewLink Genetics Corp.(a)(b)	7,355	11,180
Novavax Inc.(a)(b)	117,974	217,072
Nymox Pharmaceutical Corp.(a)(b)	20,576	26,955
OPKO Health Inc.(a)(b)	107,553	323,735
Organovo Holdings Inc.(a)(b)	41,679	39,891
Ovid therapeutics Inc.(a)	6,863	16,608
Palatin Technologies Inc.(a)(b)	107,232	75,963
PDL BioPharma Inc.(a)(b)	57,057	165,465
Pfenex Inc.(a)	18,803	59,982
Pieris Pharmaceuticals Inc.(a)	18,968	50,455
PolarityTE Inc.(a)(b)	3,081	41,563
Portola Pharmaceuticals Inc.(a)(b)	22,314	435,569
Principia Biopharma Inc.(a)(b)	3,258	89,237
Progenics Pharmaceuticals Inc.(a)	26,625	111,825
Proteostasis Therapeutics Inc.(a)	1,520	4,925
Prothena Corp. PLC(a)	12,991	133,807
PTC Therapeutics Inc.(a)	15,654	537,245
Puma Biotechnology Inc.(a)(b)	9,954	202,564
Ra Pharmaceuticals Inc.(a)	7,452	135,626
Radius Health Inc.(a)	12,716	209,687
Recro Pharma Inc.(a)	4,669	33,150
Regeneron Pharmaceuticals Inc.(a)	27,778	10,375,083
REGENXBIO Inc.(a)	10,307	432,379
Repligen Corp.(a)	14,192	748,486
Replimune Group Inc.(a)(b)	5,564	55,640
Retrophin Inc.(a)	15,873	359,206
Rhythm Pharmaceuticals Inc.(a)(b)	6,789	182,488
Rigel Pharmaceuticals Inc.(a)	57,061	131,240
Rocket Pharmaceuticals Inc.(a)(b)	7,141	105,830
Rubius Therapeutics Inc.(a)(b)	4,727	76,010
Sage Therapeutics Inc.(a)(b)	15,713	1,505,148
Sangamo Therapeutics Inc.(a)(b)	35,093	402,868
Sarepta Therapeutics Inc.(a)(b)	22,856	2,494,275
Savara Inc.(a)	8,559	64,792
Scholar Rock Holding Corp.(a)	499	11,462
Seattle Genetics Inc.(a)	37,006	2,096,760
Selecta Biosciences Inc.(a)(b)	5,737	15,260
Seres Therapeutics Inc.(a)(b)	5,752	25,999
Solid Biosciences Inc.(a)(b)	3,687	98,812
Sorrento Therapeutics Inc.(a)(b)	29,830	71,592
Spark Therapeutics Inc.(a)(b)	10,772	421,616
Spectrum Pharmaceuticals Inc.(a)	33,900	296,625
Spero Therapeutics Inc.(a)(b)	8,074	49,655
Spring Bank Pharmaceuticals Inc.(a)	7,206	74,870
Stemline Therapeutics Inc.(a)	8,834	83,923
Surface Oncology Inc.(a)	6,222	26,381
Syndax Pharmaceuticals Inc.(a)(b)	1,500	6,675
Synergy Pharmaceuticals Inc.(a)(b)	66,497	7,574
Synlogic Inc.(a)	9,862	69,133
Syros Pharmaceuticals Inc.(a)(b)	5,839	32,523
T2 Biosystems Inc.(a)	12,074	36,343

304

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
TESARO Inc.(a)	13,866	$1,029,551
TG Therapeutics Inc.(a)(b)	17,650	72,365
Tocagen Inc.(a)	5,815	47,741
Translate Bio Inc.(a)(b)	9,935	74,513
Tyme Technologies Inc.(a)(b)	35,327	130,357
Ultragenyx Pharmaceutical Inc.(a)	16,490	716,985
United Therapeutics Corp.(a)	14,629	1,593,098
UNITY Biotechnology Inc.(a)(b)	8,427	137,023
Unum Therapeutics Inc.(a)	6,318	27,799
Vanda Pharmaceuticals Inc.(a)	19,303	504,387
Veracyte Inc.(a)	13,089	164,660
Verastem Inc.(a)(b)	18,072	60,722
Vericel Corp.(a)(b)	12,650	220,110
Vertex Pharmaceuticals Inc.(a)	88,562	14,675,609
Viking Therapeutics Inc.(a)(b)	26,395	201,922
Vital Therapies Inc.(a)(b)	16,753	3,121
Voyager Therapeutics Inc.(a)(b)	7,609	71,525
Xencor Inc.(a)	15,819	572,015
XOMA Corp.(a)(b)	5,178	65,502
Y-MAbs Therapeutics Inc.(a)	4,593	93,422
Zafgen Inc.(a)	13,450	66,578
ZIOPHARM Oncology Inc.(a)(b)	40,208	75,189

		261,489,347

Building Products — 0.4%
AAON Inc.	13,207	463,037
Advanced Drainage Systems Inc.	13,990	339,258
Allegion PLC	33,519	2,671,799
American Woodmark Corp.(a)	4,944	275,282
AO Smith Corp.	48,627	2,076,373
Apogee Enterprises Inc.	9,245	275,963
Armstrong Flooring Inc.(a)	6,257	74,083
Armstrong World Industries Inc.	15,399	896,376
Builders FirstSource Inc.(a)(b)	37,815	412,562
Caesarstone Ltd.	8,010	108,776
Continental Building Products Inc.(a)	13,337	339,427
CSW Industrials Inc.(a)	4,794	231,790
Fortune Brands Home & Security Inc.	50,468	1,917,279
Gibraltar Industries Inc.(a)	10,604	377,396
Griffon Corp.	9,282	96,997
Insteel Industries Inc.	5,656	137,328
JELD-WEN Holding Inc.(a)	22,887	325,224
Johnson Controls International PLC	321,275	9,525,804
Lennox International Inc.	12,346	2,702,046
Masco Corp.	106,113	3,102,744
Masonite International Corp.(a)	9,350	419,160
NCI Building Systems Inc.(a)	14,741	106,872
Owens Corning	37,826	1,663,587
Patrick Industries Inc.(a)	7,542	223,319
PGT Innovations Inc.(a)	19,222	304,669
Quanex Building Products Corp.	11,803	160,403
Resideo Technologies Inc.(a)	43,007	883,794
Simpson Manufacturing Co. Inc.	14,746	798,201
Trex Co. Inc.(a)(b)	19,823	1,176,693
Universal Forest Products Inc.	20,681	536,879
USG Corp.	29,014	1,237,737

		33,860,858

Capital Markets — 2.6%
Affiliated Managers Group Inc.	18,375	1,790,460
Ameriprise Financial Inc.	48,903	5,104,006

Security	Shares	Value

Capital Markets (continued)
Arlington Asset Investment Corp., Class A(b)	6,724	$48,682
Artisan Partners Asset Management Inc., Class A	16,304	360,481
Ashford Inc.(a)	1,495	77,591
Associated Capital Group Inc., Class A	779	27,444
B. Riley Financial Inc.	9,501	134,914
Bank of New York Mellon Corp. (The)	317,615	14,950,138
BGC Partners Inc., Class A	90,267	466,680
BlackRock Inc.(c)	42,132	16,550,292
Blucora Inc.(a)	16,990	452,614
BrightSphere Investment Group PLC	25,555	272,927
Cboe Global Markets Inc.	39,344	3,849,024
Charles Schwab Corp. (The)	417,246	17,328,226
CME Group Inc.	122,865	23,113,364
Cohen & Steers Inc.	8,013	275,006
Cowen Inc.(a)(b)	8,088	107,894
Diamond Hill Investment Group Inc.	960	143,472
Donnelley Financial Solutions Inc.(a)	13,091	183,667
E*TRADE Financial Corp.	89,306	3,918,747
Eaton Vance Corp., NVS	39,721	1,397,385
Evercore Inc., Class A	13,810	988,244
FactSet Research Systems Inc.	13,131	2,627,907
Federated Investors Inc., Class B	34,754	922,719
Focus Financial Partners Inc., Class A(a)	6,438	169,513
Franklin Resources Inc.	106,069	3,146,007
GAIN Capital Holdings Inc.	12,894	79,427
GAMCO Investors Inc., Class A	4,086	69,013
Goldman Sachs Group Inc. (The)	121,094	20,228,753
Greenhill & Co. Inc.	5,824	142,106
Hamilton Lane Inc., Class A	7,043	260,591
Houlihan Lokey Inc.	11,649	428,683
Interactive Brokers Group Inc., Class A	25,505	1,393,848
Intercontinental Exchange Inc.	195,154	14,700,951
INTL. FCStone Inc.(a)	4,572	167,244
Invesco Ltd.	140,479	2,351,618
Investment Technology Group Inc.	11,840	358,042
Ladenburg Thalmann Financial Services Inc.	33,397	77,815
Lazard Ltd., Class A	40,828	1,506,961
Legg Mason Inc.	29,462	751,576
LPL Financial Holdings Inc.	30,992	1,892,991
MarketAxess Holdings Inc.	12,650	2,673,071
Moelis & Co., Class A	15,259	524,604
Moody’s Corp.	57,770	8,090,111
Morgan Stanley	421,421	16,709,343
Morningstar Inc.	5,961	654,756
MSCI Inc.	30,274	4,463,296
Nasdaq Inc.	40,693	3,319,328
Northern Trust Corp.	70,869	5,923,940
Oppenheimer Holdings Inc., Class A, NVS	3,337	85,260
Piper Jaffray Companies	4,823	317,546
PJT Partners Inc., Class A	5,912	229,149
Pzena Investment Management Inc., Class A	3,599	31,131
Raymond James Financial Inc.	45,329	3,372,931
S&P Global Inc.	87,259	14,828,794
Safeguard Scientifics Inc.(a)(b)	5,972	51,479
SEI Investments Co.	46,147	2,131,991
Siebert Financial Corp.(a)(b)	2,686	38,840
Silvercrest Asset Management Group Inc., Class A	2,349	31,077
State Street Corp.	130,650	8,240,095
Stifel Financial Corp.	23,389	968,772
T Rowe Price Group Inc.	82,190	7,587,781

305

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
TD Ameritrade Holding Corp.	98,922	$4,843,221
Value Line Inc.	318	8,271
Virtu Financial Inc., Class A	15,575	401,212
Virtus Investment Partners Inc.	2,297	182,451
Waddell & Reed Financial Inc., Class A	27,133	490,565
Westwood Holdings Group Inc.	2,209	75,106
WisdomTree Investments Inc.	35,645	237,039

		229,328,183

Chemicals — 2.1%
A Schulman Inc.(d)	8,345	15,939
AdvanSix Inc.(a)	10,343	251,749
AgroFresh Solutions Inc.(a)(b)	7,296	27,652
Air Products & Chemicals Inc.	76,220	12,199,011
Albemarle Corp.	37,313	2,875,713
American Vanguard Corp.	8,742	132,791
Amyris Inc.(a)(b)	17,609	58,814
Ashland Global Holdings Inc.	21,323	1,513,080
Axalta Coating Systems Ltd.(a)	72,429	1,696,287
Balchem Corp.	10,779	844,535
Cabot Corp.	20,352	873,915
Celanese Corp.	46,596	4,192,242
CF Industries Holdings Inc.	80,892	3,519,611
Chase Corp.	2,120	212,106
Chemours Co. (The)	61,349	1,731,269
DowDuPont Inc.	799,313	42,747,259
Eastman Chemical Co.	49,218	3,598,328
Ecolab Inc.	88,483	13,037,970
Ferro Corp.(a)	28,885	452,917
Flotek Industries Inc.(a)(b)	17,891	19,501
FMC Corp.	46,349	3,427,972
FutureFuel Corp.	11,725	185,959
GCP Applied Technologies Inc.(a)	23,583	578,963
Hawkins Inc.	2,790	114,251
HB Fuller Co.	17,639	752,656
Huntsman Corp.	75,190	1,450,415
Ingevity Corp.(a)	14,459	1,210,074
Innophos Holdings Inc.	7,037	172,618
Innospec Inc.	8,432	520,760
International Flavors & Fragrances Inc.	35,029	4,703,344
Intrepid Potash Inc.(a)	40,760	105,976
Koppers Holdings Inc.(a)	6,850	116,724
Kraton Corp.(a)(b)	10,479	228,861
Kronos Worldwide Inc.	6,350	73,152
Linde PLC	191,684	29,910,371
Livent Corp.(a)	7,888	108,854
LSB Industries Inc.(a)	6,014	33,197
LyondellBasell Industries NV, Class A	109,130	9,075,251
Marrone Bio Innovations Inc.(a)(b)	57,299	84,230
Minerals Technologies Inc.	12,730	653,558
Mosaic Co. (The)	122,496	3,578,108
NewMarket Corp.	2,729	1,124,594
Olin Corp.	60,059	1,207,786
OMNOVA Solutions Inc.(a)	14,600	107,018
Platform Specialty Products Corp.(a)	75,298	777,828
PolyOne Corp.	27,308	781,009
PPG Industries Inc.	83,801	8,566,976
PQ Group Holdings Inc.(a)	15,604	231,095
Quaker Chemical Corp.	4,646	825,641
Rayonier Advanced Materials Inc.	18,333	195,246
RPM International Inc.	45,317	2,663,733

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	14,020	$861,669
Sensient Technologies Corp.	14,731	822,726
Sherwin-Williams Co. (The)	28,909	11,374,535
Stepan Co.	6,992	517,408
Trecora Resources(a)	6,277	48,961
Tredegar Corp.	7,538	119,553
Trinseo SA	15,077	690,225
Tronox Ltd., Class A	29,172	226,958
Valhi Inc.	6,132	11,835
Valvoline Inc.	65,432	1,266,109
Westlake Chemical Corp.	12,677	838,837
WR Grace & Co.	23,152	1,502,796

		181,848,521

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	22,748	730,438
ACCO Brands Corp.	36,038	244,338
ADT Inc.(b)	36,302	218,175
Advanced Disposal Services Inc.(a)	23,432	560,962
Brady Corp., Class A, NVS	16,565	719,915
BrightView Holdings Inc.(a)	8,519	86,979
Brink’s Co. (The)	17,208	1,112,497
Casella Waste Systems Inc., Class A(a)	14,835	422,649
CECO Environmental Corp.(a)	8,436	56,943
Charah Solutions Inc.(a)	2,712	22,645
Cimpress NV(a)(b)	7,533	779,063
Cintas Corp.	30,255	5,082,537
Clean Harbors Inc.(a)	17,604	868,757
CompX International Inc.	433	5,893
Copart Inc.(a)	69,758	3,333,037
Covanta Holding Corp.	38,631	518,428
Deluxe Corp.	16,418	631,108
Ennis Inc.	8,434	162,355
Essendant Inc.	10,223	128,605
Healthcare Services Group Inc.	26,267	1,055,408
Heritage-Crystal Clean Inc.(a)	6,884	158,401
Herman Miller Inc.	21,190	640,997
HNI Corp.	15,250	540,307
Interface Inc.	18,821	268,199
KAR Auction Services Inc.	46,811	2,233,821
Kimball International Inc., Class B, NVS	10,542	149,591
Knoll Inc.	15,374	253,364
LSC Communications Inc.	12,963	90,741
Matthews International Corp., Class A	10,390	422,042
McGrath RentCorp.	8,072	415,547
Mobile Mini Inc.	14,797	469,805
MSA Safety Inc.	11,539	1,087,782
Multi-Color Corp.	4,462	156,572
NL Industries Inc.(a)	2,178	7,645
PICO Holdings Inc.(a)	6,531	59,693
Pitney Bowes Inc.	64,614	381,869
Quad/Graphics Inc.	11,227	138,317
Republic Services Inc.	75,912	5,472,496
Rollins Inc.	50,353	1,817,743
RR Donnelley & Sons Co.	24,005	95,060
SP Plus Corp.(a)	7,863	232,273
Steelcase Inc., Class A	27,048	401,122
Stericycle Inc.(a)	28,710	1,053,370
Team Inc.(a)(b)	8,760	128,334
Tetra Tech Inc.	18,616	963,750
U.S. Ecology Inc.	6,948	437,585

306

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
UniFirst Corp./MA	5,556	$794,897
Viad Corp.	6,276	314,365
VSE Corp.	2,532	75,732
Waste Management Inc.	148,185	13,186,983

		49,189,135

Communications Equipment — 1.1%
Acacia Communications Inc.(a)(b)	9,379	356,402
ADTRAN Inc.	18,263	196,145
Aerohive Networks Inc.(a)	3,145	10,253
Applied Optoelectronics Inc.(a)(b)	6,785	104,693
Arista Networks Inc.(a)	20,056	4,225,799
ARRIS International PLC(a)	57,492	1,757,530
CalAmp Corp.(a)	10,865	141,354
Calix Inc.(a)	12,829	125,083
Casa Systems Inc.(a)	9,616	126,258
Ciena Corp.(a)	49,842	1,690,142
Cisco Systems Inc.	1,578,926	68,414,864
Clearfield Inc.(a)(b)	3,639	36,099
CommScope Holding Co. Inc.(a)	64,964	1,064,760
Comtech Telecommunications Corp.	6,656	162,007
DASAN Zhone Solutions Inc.(a)	2,190	30,463
Digi International Inc.(a)	8,372	84,474
EchoStar Corp., Class A(a)(b)	15,967	586,308
Extreme Networks Inc.(a)	37,191	226,865
F5 Networks Inc.(a)	21,349	3,459,178
Finisar Corp.(a)	41,676	900,202
Harmonic Inc.(a)	32,421	153,027
Infinera Corp.(a)	49,201	196,312
InterDigital Inc.	11,640	773,245
Juniper Networks Inc.	119,133	3,205,869
KVH Industries Inc.(a)(b)	4,698	48,342
Lumentum Holdings Inc.(a)	26,215	1,101,292
Motorola Solutions Inc.	56,555	6,506,087
NETGEAR Inc.(a)	11,263	586,014
NetScout Systems Inc.(a)(b)	25,949	613,175
Plantronics Inc.	11,912	394,287
Quantenna Communications Inc.(a)	14,872	213,413
Ribbon Communications Inc.(a)	17,637	85,010
Ubiquiti Networks Inc.(b)	5,203	517,230
ViaSat Inc.(a)(b)	18,882	1,113,094
Viavi Solutions Inc.(a)	75,399	757,760

		99,963,036

Construction & Engineering — 0.2%
AECOM(a)(b)	54,493	1,444,064
Aegion Corp.(a)(b)	12,764	208,308
Ameresco Inc., Class A(a)(b)	6,317	89,070
Arcosa Inc.(a)	16,637	460,679
Argan Inc.	4,941	186,967
Comfort Systems USA Inc.	11,850	517,608
Dycom Industries Inc.(a)	10,740	580,390
EMCOR Group Inc.	19,396	1,157,747
Fluor Corp.	48,810	1,571,682
Granite Construction Inc.	15,117	608,913
Great Lakes Dredge & Dock Corp.(a)(b)	19,108	126,495
HC2 Holdings Inc.(a)(b)	8,496	22,429
IES Holdings Inc.(a)	2,566	39,901
Infrastructure and Energy Alternatives Inc.(a)(b)	10,759	88,116
Jacobs Engineering Group Inc.	44,539	2,603,750
KBR Inc.	47,638	723,145

Security	Shares	Value

Construction & Engineering (continued)
MasTec Inc.(a)(b)	21,401	$868,025
MYR Group Inc.(a)	4,674	131,667
Northwest Pipe Co.(a)(b)	5,465	127,280
NV5 Global Inc.(a)	3,544	214,589
Orion Group Holdings Inc.(a)	8,437	36,195
Primoris Services Corp.	14,796	283,047
Quanta Services Inc.	50,566	1,522,037
Sterling Construction Co. Inc.(a)	8,705	94,797
Tutor Perini Corp.(a)(b)	12,728	203,266
Valmont Industries Inc.	7,628	846,327
Willscot Corp.(a)	11,158	105,108

		14,861,602

Construction Materials — 0.1%
Eagle Materials Inc.	16,605	1,013,403
Forterra Inc.(a)(b)	6,222	23,395
Martin Marietta Materials Inc.	21,777	3,742,813
Summit Materials Inc., Class A(a)(b)	36,522	452,873
U.S. Concrete Inc.(a)(b)	5,577	196,756
U.S. Lime & Minerals Inc.	387	27,477
Vulcan Materials Co.	45,564	4,501,723

		9,958,440

Consumer Finance — 0.7%
Ally Financial Inc.	148,618	3,367,684
American Express Co.	247,142	23,557,576
Capital One Financial Corp.	166,322	12,572,280
Credit Acceptance Corp.(a)	4,012	1,531,621
Curo Group Holdings Corp.(a)	4,514	42,838
Discover Financial Services	116,486	6,870,344
Elevate Credit Inc.(a)	10,417	46,668
Encore Capital Group Inc.(a)(b)	8,386	197,071
Enova International Inc.(a)	13,074	254,420
EZCORP Inc., Class A, NVS(a)(b)	15,394	118,996
FirstCash Inc.	15,521	1,122,944
Green Dot Corp., Class A(a)(b)	16,588	1,319,078
LendingClub Corp.(a)(b)	107,824	283,577
Navient Corp.	90,379	796,239
Nelnet Inc., Class A	7,306	382,396
OneMain Holdings Inc.(a)	28,342	688,427
PRA Group Inc.(a)(b)	15,835	385,899
Regional Management Corp.(a)	3,548	85,329
Santander Consumer USA Holdings Inc.	39,810	700,258
SLM Corp.(a)	151,915	1,262,414
Synchrony Financial	256,963	6,028,352
World Acceptance Corp.(a)	2,455	251,048

		61,865,459

Containers & Packaging — 0.4%
AptarGroup Inc.	21,211	1,995,319
Ardagh Group SA	6,269	69,460
Avery Dennison Corp.	30,316	2,723,286
Ball Corp.	117,176	5,387,752
Bemis Co. Inc.	31,050	1,425,195
Berry Global Group Inc.(a)	45,466	2,160,999
Crown Holdings Inc.(a)(b)	44,517	1,850,572
Graphic Packaging Holding Co.	110,000	1,170,400
Greif Inc., Class A, NVS	8,242	305,861
Greif Inc., Class B	1,993	88,489
International Paper Co.	142,764	5,761,955
Myers Industries Inc.	12,727	192,305
Owens-Illinois Inc.(a)	56,549	974,905

307

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	32,219	$2,688,998
Sealed Air Corp.	55,351	1,928,429
Silgan Holdings Inc.	28,630	676,241
Sonoco Products Co.	34,236	1,818,959
UFP Technologies Inc.(a)(b)	2,179	65,457
Westrock Co.	88,207	3,330,696

		34,615,278

Distributors — 0.1%
Core-Mark Holding Co. Inc.	14,608	339,636
Funko Inc., Class A(a)	4,097	53,876
Genuine Parts Co.	49,967	4,797,831
LKQ Corp.(a)	109,790	2,605,317
Pool Corp.	13,459	2,000,680
Weyco Group Inc.	2,160	63,007

		9,860,347

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	20,180	954,918
American Public Education Inc.(a)	5,883	167,430
Bright Horizons Family Solutions Inc.(a)	19,798	2,206,487
Career Education Corp.(a)	21,425	244,674
Carriage Services Inc.	5,006	77,593
Chegg Inc.(a)(b)	37,893	1,076,919
frontdoor Inc.(a)(b)	23,613	628,342
Graham Holdings Co., Class B	1,492	955,745
Grand Canyon Education Inc.(a)(b)	16,621	1,597,943
H&R Block Inc.	70,252	1,782,293
Houghton Mifflin Harcourt Co.(a)	34,968	309,816
K12 Inc.(a)	11,456	283,994
Laureate Education Inc., Class A(a)	34,692	528,706
Regis Corp.(a)	9,989	169,314
Service Corp. International/U.S.	60,135	2,421,035
ServiceMaster Global Holdings Inc.(a)	47,079	1,729,682
Sotheby’s(a)	12,920	513,441
Strategic Education Inc.	6,883	780,670
Weight Watchers International Inc.(a)	13,201	508,899

		16,937,901

Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.	68,200	1,134,166
Banco Latinoamericano de Comercio Exterior SA, Class E	9,146	158,226
Berkshire Hathaway Inc., Class B(a)	674,209	137,659,994
Cannae Holdings Inc.(a)(b)	26,576	454,981
FGL Holdings(a)	48,534	323,236
Jefferies Financial Group Inc.	105,462	1,830,820
Marlin Business Services Corp.	2,614	58,371
On Deck Capital Inc.(a)	19,930	117,587
Voya Financial Inc.	55,615	2,232,386

		143,969,767

Diversified Telecommunication Services — 1.9%
AT&T Inc.	2,529,810	72,200,777
ATN International Inc.	3,892	278,395
CenturyLink Inc.	335,450	5,082,068
Cincinnati Bell Inc.(a)(b)	13,888	108,049
Cogent Communications Holdings Inc.	15,119	683,530
Consolidated Communications Holdings Inc.	20,994	207,421
Frontier Communications Corp.(b)	40,182	95,633
Intelsat SA(a)(b)	20,553	439,629
Iridium Communications Inc.(a)(b)	34,494	636,414
Ooma Inc.(a)(b)	10,462	145,213

Security	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Inc.(a)	24,814	$204,964
pdvWireless Inc.(a)(b)	3,934	147,092
Verizon Communications Inc.	1,439,693	80,939,540
Vonage Holdings Corp.(a)	73,351	640,354
Windstream Holdings Inc.(a)(b)	12,093	25,274
Zayo Group Holdings Inc.(a)(b)	78,482	1,792,529

		163,626,882

Electric Utilities — 1.9%
ALLETE Inc.	18,223	1,388,957
Alliant Energy Corp.	81,895	3,460,064
American Electric Power Co. Inc.	171,827	12,842,350
Avangrid Inc.	19,291	966,286
Duke Energy Corp.	247,701	21,376,596
Edison International	109,946	6,241,634
El Paso Electric Co.	14,475	725,632
Entergy Corp.	62,929	5,416,299
Evergy Inc.	91,214	5,178,219
Eversource Energy	109,520	7,123,181
Exelon Corp.	335,132	15,114,453
FirstEnergy Corp.	168,412	6,323,871
Hawaiian Electric Industries Inc.	38,005	1,391,743
IDACORP Inc.	17,044	1,586,115
MGE Energy Inc.	12,244	734,150
NextEra Energy Inc.	166,344	28,913,914
OGE Energy Corp.	69,248	2,713,829
Otter Tail Corp.	13,604	675,303
PG&E Corp.(a)	178,607	4,241,916
Pinnacle West Capital Corp.	39,166	3,336,943
PNM Resources Inc.	28,483	1,170,366
Portland General Electric Co.	30,916	1,417,499
PPL Corp.	250,427	7,094,597
Southern Co. (The)	357,693	15,709,876
Spark Energy Inc., Class A	2,006	14,905
Xcel Energy Inc.	176,600	8,701,082

		163,859,780

Electrical Equipment — 0.6%
Acuity Brands Inc.	13,592	1,562,401
Allied Motion Technologies Inc.(b)	2,073	92,642
AMETEK Inc.	79,959	5,413,224
Atkore International Group Inc.(a)	15,482	307,163
AZZ Inc.	8,656	349,356
Babcock & Wilcox Enterprises Inc.(a)	10,351	4,041
Eaton Corp. PLC	152,020	10,437,693
Emerson Electric Co.	218,054	13,028,727
Encore Wire Corp.	6,739	338,163
Energous Corp.(a)(b)	4,904	28,394
EnerSys	15,066	1,169,272
Enphase Energy Inc.(a)(b)	29,636	140,178
FuelCell Energy Inc.(a)(b)	59,381	32,689
Generac Holdings Inc.(a)	21,816	1,084,255
GrafTech International Ltd.	21,146	241,910
Hubbell Inc.	19,035	1,890,937
nVent Electric PLC.	57,111	1,282,713
Plug Power Inc.(a)(b)	93,189	115,554
Powell Industries Inc.	2,735	68,402
Preformed Line Products Co.	891	48,337
Regal Beloit Corp.	15,432	1,081,012
Rockwell Automation Inc.	41,777	6,286,603
Sensata Technologies Holding PLC(a)(b)	57,270	2,567,987

308

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Sunrun Inc.(a)(b)	33,495	$364,761
Thermon Group Holdings Inc.(a)	11,500	233,220
TPI Composites Inc.(a)	5,779	142,048
Vicor Corp.(a)(b)	6,093	230,255
Vivint Solar Inc.(a)(b)	6,680	25,451

		48,567,388

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	102,429	8,298,798
Anixter International Inc.(a)	9,858	535,388
Arlo Technologies Inc.(a)(b)	6,160	61,477
Arrow Electronics Inc.(a)	29,940	2,064,363
Avnet Inc.	38,364	1,384,940
AVX Corp.	15,459	235,750
Badger Meter Inc.	9,354	460,310
Bel Fuse Inc., Class B, NVS	3,535	65,115
Belden Inc.(b)	13,976	583,778
Benchmark Electronics Inc.	17,734	375,606
CDW Corp./DE	50,934	4,128,201
Cognex Corp.(b)	58,693	2,269,658
Coherent Inc.(a)	8,337	881,304
Control4 Corp.(a)	9,184	161,638
Corning Inc.	276,243	8,345,301
CTS Corp.	10,757	278,499
Daktronics Inc.	11,691	86,513
Dolby Laboratories Inc., Class A	21,055	1,302,041
Electro Scientific Industries Inc.(a)	12,325	369,257
ePlus Inc.(a)	4,902	348,875
Fabrinet(a)	12,032	617,362
FARO Technologies Inc.(a)(b)	5,581	226,812
Fitbit Inc., Class A(a)	71,547	355,589
FLIR Systems Inc.	46,348	2,017,992
II-VI Inc.(a)(b)	21,288	691,008
Insight Enterprises Inc.(a)	11,582	471,967
IPG Photonics Corp.(a)(b)	12,238	1,386,443
Iteris Inc.(a)(b)	14,275	53,246
Itron Inc.(a)(b)	12,080	571,263
Jabil Inc.	56,231	1,393,966
KEMET Corp.	20,665	362,464
Keysight Technologies Inc.(a)	64,662	4,014,217
Kimball Electronics Inc.(a)	7,961	123,316
Knowles Corp.(a)(b)	32,140	427,783
Littelfuse Inc.	8,216	1,408,880
Maxwell Technologies Inc.(a)(b)	10,531	21,799
Mesa Laboratories Inc.	1,350	281,327
Methode Electronics Inc.	12,042	280,458
MTS Systems Corp.	6,946	278,743
Napco Security Technologies Inc.(a)(b)	9,465	149,074
National Instruments Corp.	38,250	1,735,785
nLight Inc.(a)(b)	7,916	140,746
Novanta Inc.(a)	11,716	738,108
OSI Systems Inc.(a)	6,236	457,099
PAR Technology Corp.(a)(b)	5,942	129,239
Park Electrochemical Corp.	6,806	122,984
PC Connection Inc.	2,762	82,114
Plexus Corp.(a)	11,046	564,230
Rogers Corp.(a)	6,368	630,814
Sanmina Corp.(a)	23,522	565,939
ScanSource Inc.(a)	8,683	298,522
SYNNEX Corp.	14,243	1,151,404
Tech Data Corp.(a)	13,176	1,077,929

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	86,319	$2,840,758
TTM Technologies Inc.(a)(b)	31,251	304,072
Vishay Intertechnology Inc.	43,988	792,224
Vishay Precision Group Inc.(a)	3,776	114,148
Zebra Technologies Corp., Class A(a)	18,346	2,921,234

		62,037,870

Energy Equipment & Services — 0.5%
Apergy Corp.(a)	26,675	722,359
Archrock Inc.	45,590	341,469
Baker Hughes a GE Co.	178,267	3,832,740
Basic Energy Services Inc.(a)(b)	5,295	20,333
Bristow Group Inc.(a)(b)	11,581	28,142
C&J Energy Services Inc.(a)	21,988	296,838
Cactus Inc., Class A(a)	12,652	346,791
CARBO Ceramics Inc.(a)	6,208	21,604
Covia Holdings Corp.(a)(b)	11,121	38,034
Dawson Geophysical Co.(a)(b)	12,430	42,013
Diamond Offshore Drilling Inc.(a)(b)	21,697	204,820
Dril-Quip Inc.(a)(b)	12,972	389,549
Era Group Inc.(a)	6,873	60,070
Exterran Corp.(a)	11,034	195,302
Forum Energy Technologies Inc.(a)(b)	29,910	123,528
Frank’s International NV(a)(b)	20,572	107,386
FTS International Inc.(a)	7,845	55,778
Halliburton Co.	302,221	8,033,034
Helix Energy Solutions Group Inc.(a)	46,456	251,327
Helmerich & Payne Inc.	36,092	1,730,250
Independence Contract Drilling Inc.(a)(b)	14,668	45,764
ION Geophysical Corp.(a)(b)	4,451	23,056
Keane Group Inc.(a)(b)	16,347	133,718
Key Energy Services Inc.(a)(b)	4,863	10,066
KLX Energy Services Holdings Inc.(a)(b)	6,838	160,351
Liberty Oilfield Services Inc., Class A(b)	15,313	198,303
Mammoth Energy Services Inc.	2,730	49,085
Matrix Service Co.(a)	8,258	148,149
McDermott International Inc.(a)	61,925	404,990
Nabors Industries Ltd.	118,213	236,426
National Oilwell Varco Inc.	132,491	3,405,019
Natural Gas Services Group Inc.(a)	3,755	61,732
NCS Multistage Holdings Inc.(a)(b)	3,869	19,693
Newpark Resources Inc.(a)(b)	28,759	197,574
Nine Energy Service Inc.(a)	3,783	85,269
Noble Corp. PLC(a)	77,554	203,191
Nuverra Environmental Solutions Inc.(a)(b)	8,404	68,913
Oceaneering International Inc.(a)	32,194	389,547
Oil States International Inc.(a)	20,420	291,598
Patterson-UTI Energy Inc.	77,288	799,931
PHI Inc., NVS(a)(b)	4,415	8,168
Pioneer Energy Services Corp.(a)	19,469	23,947
Profire Energy Inc.(a)	21,377	30,997
ProPetro Holding Corp.(a)(b)	26,071	321,195
Quintana Energy Services Inc.(a)	10,956	37,908
RigNet Inc.(a)(b)	3,843	48,576
Rowan Companies PLC, Class A(a)	43,922	368,506
RPC Inc.	19,473	192,199
Schlumberger Ltd.	481,521	17,373,278
SEACOR Holdings Inc.(a)	4,881	180,597
SEACOR Marine Holdings Inc.(a)	4,904	57,671
Select Energy Services Inc., Class A(a)	11,617	73,419
Smart Sand Inc.(a)(b)	5,919	13,140

309

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure Inc., Class A(b)	11,457	$138,515
Superior Energy Services Inc.(a)	50,427	168,930
TETRA Technologies Inc.(a)	38,156	64,102
Tidewater Inc.(a)	11,444	218,924
Transocean Ltd.(a)	177,810	1,234,001
U.S. Silica Holdings Inc.(b)	27,688	281,864
Unit Corp.(a)(b)	18,427	263,138
Weatherford International PLC(a)(b)	343,181	191,838

		45,064,655

Entertainment — 1.8%
Activision Blizzard Inc.	261,566	12,181,129
AMC Entertainment Holdings Inc., Class A	18,037	221,494
Cinemark Holdings Inc.	38,057	1,362,441
Electronic Arts Inc.(a)	103,877	8,196,934
Eros International PLC(a)(b)	9,659	80,073
Glu Mobile Inc.(a)(b)	35,472	286,259
IMAX Corp.(a)(b)	19,269	362,450
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	3,419	85,270
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	11,127	276,951
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,376	248,935
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	68,019	2,088,183
Lions Gate Entertainment Corp., Class A	18,372	295,789
Lions Gate Entertainment Corp., Class B, NVS	35,114	522,496
Live Nation Entertainment Inc.(a)	48,459	2,386,606
LiveXLive Media Inc.(a)(b)	9,453	46,792
Madison Square Garden Co. (The), Class A(a)	6,413	1,716,760
Marcus Corp. (The)	6,270	247,665
Netflix Inc.(a)	145,096	38,836,395
Pandora Media Inc.(a)	90,226	729,928
Reading International Inc., Class A, NVS(a)	5,570	80,988
Rosetta Stone Inc.(a)(b)	6,340	103,976
Take-Two Interactive Software Inc.(a)	39,150	4,030,101
Twenty-First Century Fox Inc., Class A, NVS	362,531	17,444,992
Twenty-First Century Fox Inc., Class B	170,630	8,152,702
Viacom Inc., Class A	3,269	90,911
Viacom Inc., Class B, NVS	123,467	3,173,102
Walt Disney Co. (The)	518,874	56,894,534
World Wrestling Entertainment Inc., Class A	15,171	1,133,577
Zynga Inc., Class A(a)(b)	261,732	1,028,607

		162,306,040

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	27,151	645,108
Agree Realty Corp.(b)	11,925	705,006
Alexander & Baldwin Inc.	21,980	403,992
Alexander’s Inc.(b)	830	252,934
Alexandria Real Estate Equities Inc.	36,904	4,252,817
American Assets Trust Inc.	13,811	554,788
American Campus Communities Inc.	48,358	2,001,538
American Homes 4 Rent, Class A	89,119	1,769,012
American Tower Corp.	152,454	24,116,698
Americold Realty Trust(b)	29,665	757,644
Apartment Investment & Management Co., Class A	53,956	2,367,589
Apple Hospitality REIT Inc.	77,418	1,103,981
Armada Hoffler Properties Inc.	19,375	272,412
Ashford Hospitality Trust Inc.	23,974	95,896
AvalonBay Communities Inc.	48,049	8,362,928
Bluerock Residential Growth REIT Inc.(b)	6,333	57,124
Boston Properties Inc.	53,847	6,060,480

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Braemar Hotels & Resorts Inc.	10,323	$92,184
Brandywine Realty Trust	64,356	828,262
Brixmor Property Group Inc.	104,126	1,529,611
Brookfield Property REIT Inc., Class A	43,737	704,166
BRT Apartments Corp.	7,522	86,052
Camden Property Trust	31,068	2,735,537
CareTrust REIT Inc.	24,699	455,944
CatchMark Timber Trust Inc., Class A	12,059	85,619
CBL & Associates Properties Inc.(b)	59,023	113,324
Cedar Realty Trust Inc.	28,752	90,281
Chatham Lodging Trust	16,742	295,999
Chesapeake Lodging Trust	19,994	486,854
City Office REIT Inc.	16,823	172,436
Clipper Realty Inc.	8,628	112,768
Colony Capital Inc.	168,550	788,814
Columbia Property Trust Inc.(b)	41,801	808,849
Community Healthcare Trust Inc.(b)	7,490	215,937
CoreCivic Inc.(b)	39,644	706,853
CorEnergy Infrastructure Trust Inc.(b)	5,000	165,400
CorePoint Lodging Inc.(b)	15,005	183,811
CoreSite Realty Corp.	12,750	1,112,182
Corporate Office Properties Trust	32,743	688,585
Cousins Properties Inc.(b)	135,446	1,070,023
Crown Castle International Corp.	144,452	15,691,821
CubeSmart	64,425	1,848,353
CyrusOne Inc.(b)	35,750	1,890,460
DiamondRock Hospitality Co.	70,242	637,797
Digital Realty Trust Inc.(b)	71,667	7,636,119
Douglas Emmett Inc.	55,762	1,903,157
Duke Realty Corp.	124,450	3,223,255
Easterly Government Properties Inc.	19,521	306,089
EastGroup Properties Inc.	11,330	1,039,301
Empire State Realty Trust Inc., Class A	50,253	715,100
EPR Properties	25,399	1,626,298
Equinix Inc.	27,815	9,806,456
Equity Commonwealth	41,812	1,254,778
Equity LifeStyle Properties Inc.	29,712	2,885,927
Equity Residential	124,590	8,224,186
Essential Properties Realty Trust Inc.	12,256	169,623
Essex Property Trust Inc.	22,880	5,610,405
Extra Space Storage Inc.	42,532	3,848,295
Farmland Partners Inc.(b)	11,120	50,485
Federal Realty Investment Trust	25,657	3,028,552
First Industrial Realty Trust Inc.	44,610	1,287,445
Four Corners Property Trust Inc.	23,260	609,412
Franklin Street Properties Corp.(b)	36,537	227,625
Front Yard Residential Corp.(b)	18,046	157,542
Gaming and Leisure Properties Inc.	69,659	2,250,682
GEO Group Inc. (The)	41,501	817,570
Getty Realty Corp.	11,502	338,274
Gladstone Commercial Corp.	8,255	147,930
Gladstone Land Corp.(b)	7,839	89,992
Global Medical REIT Inc.	5,006	44,503
Global Net Lease Inc.(b)	27,541	485,272
Government Properties Income Trust	17,850	122,629
Hannon Armstrong Sustainable Infrastructure Capital Inc.	18,314	348,882
HCP Inc.(b)	162,763	4,545,971
Healthcare Realty Trust Inc.	44,156	1,255,797
Healthcare Trust of America Inc., Class A	73,367	1,856,919

310

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust(b)	12,457	$218,496
Highwoods Properties Inc.	35,302	1,365,834
Hospitality Properties Trust	55,825	1,333,101
Host Hotels & Resorts Inc.	254,204	4,237,581
Hudson Pacific Properties Inc.	53,238	1,547,096
Independence Realty Trust Inc.(b)	32,235	295,917
Industrial Logistics Properties Trust	21,283	418,648
InfraREIT Inc.(a)	16,891	355,049
Innovative Industrial Properties Inc.	2,840	128,908
Investors Real Estate Trust	3,985	195,534
Invitation Homes Inc.(b)	104,354	2,095,428
Iron Mountain Inc.	98,025	3,176,990
iStar Inc.(b)	20,661	189,461
JBG SMITH Properties	35,354	1,230,673
Jernigan Capital Inc.	8,016	158,877
Kilroy Realty Corp.	35,008	2,201,303
Kimco Realty Corp.	142,562	2,088,533
Kite Realty Group Trust	26,661	375,653
Lamar Advertising Co., Class A	28,887	1,998,403
Lexington Realty Trust	74,432	611,087
Liberty Property Trust	52,102	2,182,032
Life Storage Inc.	16,263	1,512,296
LTC Properties Inc.	12,889	537,214
Macerich Co. (The)(b)	46,594	2,016,588
Mack-Cali Realty Corp.	31,326	613,676
MedEquities Realty Trust Inc.(b)	7,564	51,738
Medical Properties Trust Inc.	128,621	2,068,226
Mid-America Apartment Communities Inc.	39,888	3,817,282
Monmouth Real Estate Investment Corp.	28,403	352,197
National Health Investors Inc.	14,695	1,110,060
National Retail Properties Inc.	54,727	2,654,807
National Storage Affiliates Trust	19,749	522,559
New Senior Investment Group Inc.	28,311	116,641
NexPoint Residential Trust Inc.(b)	5,753	201,643
NorthStar Realty Europe Corp.(b)	19,814	288,096
Omega Healthcare Investors Inc.	68,965	2,424,120
One Liberty Properties Inc.(b)	3,671	88,912
Outfront Media Inc.	46,656	845,407
Paramount Group Inc.	74,089	930,558
Park Hotels & Resorts Inc.(b)	69,266	1,799,531
Pebblebrook Hotel Trust	47,865	1,355,058
Pennsylvania REIT(b)	22,656	134,577
Physicians Realty Trust	65,166	1,044,611
Piedmont Office Realty Trust Inc., Class A(b)	44,099	751,447
PotlatchDeltic Corp.	22,677	717,500
Preferred Apartment Communities Inc., Class A	12,797	179,926
Prologis Inc.	217,682	12,782,287
PS Business Parks Inc.	6,903	904,293
Public Storage(b)	51,660	10,456,501
QTS Realty Trust Inc., Class A	17,013	630,332
Rayonier Inc.	46,379	1,284,234
Realty Income Corp.	102,435	6,457,502
Regency Centers Corp.	52,464	3,078,587
Retail Opportunity Investments Corp.	37,824	600,645
Retail Properties of America Inc., Class A(b)	72,562	787,298
Retail Value Inc.	5,149	131,763
Rexford Industrial Realty Inc.	31,236	920,525
RLJ Lodging Trust	59,676	978,686
RPT Realty(b)	23,107	276,129
Ryman Hospitality Properties Inc.	15,557	1,037,496

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT Inc.	59,751	$984,696
Safety Income & Growth Inc.(b)	4,565	85,868
Saul Centers Inc.	4,270	201,629
SBA Communications Corp.(a)	39,280	6,359,039
Select Income REIT	28,339	208,575
Senior Housing Properties Trust(b)	82,421	965,974
Seritage Growth Properties, Class A(b)	11,048	357,182
Simon Property Group Inc.	107,299	18,025,159
SITE Centers Corp.(b)	51,567	570,847
SL Green Realty Corp.	29,465	2,330,092
Spirit MTA REIT	15,518	110,643
Spirit Realty Capital Inc.	30,563	1,077,346
STAG Industrial Inc.	34,586	860,500
STORE Capital Corp.	65,296	1,848,530
Summit Hotel Properties Inc.	29,983	291,735
Sun Communities Inc.	29,208	2,970,746
Sunstone Hotel Investors Inc.	81,314	1,057,895
Tanger Factory Outlet Centers Inc.(b)	29,788	602,313
Taubman Centers Inc.	20,114	914,986
Terreno Realty Corp.(b)	19,958	701,923
Tier REIT Inc.	19,847	409,444
UDR Inc.	93,062	3,687,116
UMH Properties Inc.	12,730	150,723
Uniti Group Inc.(a)(b)	56,325	876,980
Universal Health Realty Income Trust	4,341	266,407
Urban Edge Properties.	39,294	653,066
Urstadt Biddle Properties Inc., Class A	12,004	230,717
Ventas Inc.	124,151	7,274,007
VEREIT Inc.(b)	335,747	2,400,591
VICI Properties Inc.	138,833	2,607,284
Vornado Realty Trust	59,817	3,710,448
Washington Prime Group Inc.	58,944	286,468
Washington REIT	27,105	623,415
Weingarten Realty Investors	41,979	1,041,499
Welltower Inc.	129,619	8,996,855
Weyerhaeuser Co.(b)	261,202	5,709,876
Whitestone REIT(b)	11,965	146,691
WP Carey Inc.	54,839	3,583,180
Xenia Hotels & Resorts Inc.	40,078	689,342

		330,027,679

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	8,805	263,181
BJ’s Wholesale Club Holdings Inc.(a)	24,294	538,355
Casey’s General Stores Inc.	13,004	1,666,333
Chefs’ Warehouse Inc. (The)(a)	7,200	230,256
Costco Wholesale Corp.	152,223	31,009,347
Ingles Markets Inc., Class A	5,602	152,486
Kroger Co. (The)	274,764	7,556,010
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,390	36,639
Performance Food Group Co.(a)	34,976	1,128,676
PriceSmart Inc.	7,651	452,174
Rite Aid Corp.(a)(b)	345,432	244,670
Smart & Final Stores Inc.(a)	8,811	41,764
SpartanNash Co.	11,755	201,951
Sprouts Farmers Market Inc.(a)	45,428	1,068,012
Sysco Corp.	165,433	10,366,032
U.S. Foods Holding Corp.(a)	75,718	2,395,718
United Natural Foods Inc.(a)	17,455	184,848
Village Super Market Inc., Class A	1,564	41,821
Walgreens Boots Alliance Inc.	281,567	19,239,473

311

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	496,693	$46,266,953
Weis Markets Inc.	3,566	170,384

		123,255,083

Food Products — 1.1%
Alico Inc.	1,144	33,748
Archer-Daniels-Midland Co.	194,654	7,974,974
B&G Foods Inc.(b)	21,870	632,262
Bunge Ltd.	49,689	2,655,380
Calavo Growers Inc.	5,486	400,259
Cal-Maine Foods Inc.	10,835	458,320
Campbell Soup Co.	60,938	2,010,345
Conagra Brands Inc.	167,324	3,574,041
Darling Ingredients Inc.(a)	58,517	1,125,867
Dean Foods Co.	31,999	121,916
Farmer Bros. Co.(a)(b)	2,199	51,303
Flowers Foods Inc.	62,390	1,152,343
Fresh Del Monte Produce Inc.	11,700	330,759
Freshpet Inc.(a)(b)	7,922	254,771
General Mills Inc.	206,748	8,050,767
Hain Celestial Group Inc. (The)(a)(b)	34,813	552,134
Hershey Co. (The)	48,974	5,249,033
Hormel Foods Corp.	95,148	4,060,917
Hostess Brands Inc.(a)(b)	34,401	376,347
Ingredion Inc.	24,304	2,221,386
J&J Snack Foods Corp.	5,283	763,869
JM Smucker Co. (The)	38,378	3,587,959
John B Sanfilippo & Son Inc.	2,387	132,860
Kellogg Co.	86,363	4,923,555
Kraft Heinz Co. (The)	209,375	9,011,500
Lamb Weston Holdings Inc.	50,993	3,751,045
Lancaster Colony Corp.	6,686	1,182,486
Landec Corp.(a)	8,300	98,272
Limoneira Co.	6,129	119,822
McCormick & Co. Inc./MD, NVS	42,542	5,923,548
Mondelez International Inc., Class A	497,035	19,896,311
Pilgrim’s Pride Corp.(a)(b)	19,358	300,243
Post Holdings Inc.(a)(b)	22,463	2,002,127
Sanderson Farms Inc.	6,696	664,846
Seaboard Corp.	98	346,725
Seneca Foods Corp., Class A(a)	2,747	77,520
Simply Good Foods Co. (The)(a)	20,622	389,756
Tootsie Roll Industries Inc.(b)	7,188	240,079
TreeHouse Foods Inc.(a)(b)	18,620	944,220
Tyson Foods Inc., Class A	101,944	5,443,810

		101,087,425

Gas Utilities — 0.2%
Atmos Energy Corp.	38,296	3,550,805
Chesapeake Utilities Corp.	5,905	480,077
National Fuel Gas Co.	29,081	1,488,366
New Jersey Resources Corp.	31,037	1,417,460
Northwest Natural Holding Co.	9,994	604,237
ONE Gas Inc.	17,700	1,408,920
RGC Resources Inc.	3,265	97,819
South Jersey Industries Inc.	30,087	836,419
Southwest Gas Holdings Inc.	17,214	1,316,871
Spire Inc.	17,638	1,306,623
UGI Corp.	60,084	3,205,481

		15,713,078

Security	Shares	Value

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	595,732	$43,089,296
ABIOMED Inc.(a)	14,784	4,805,391
Accuray Inc.(a)(b)	22,861	77,956
Align Technology Inc.(a)(b)	27,426	5,743,827
AngioDynamics Inc.(a)	13,240	266,521
Anika Therapeutics Inc.(a)	5,223	175,545
Antares Pharma Inc.(a)	48,657	132,347
AtriCure Inc.(a)	12,835	392,751
Atrion Corp.	516	382,397
Avanos Medical Inc.(a)	15,638	700,426
AxoGen Inc.(a)(b)	10,775	220,133
Baxter International Inc.	173,793	11,439,055
Becton Dickinson and Co.	92,014	20,732,594
Boston Scientific Corp.(a)	478,599	16,913,689
Cantel Medical Corp.	12,945	963,755
Cardiovascular Systems Inc.(a)	12,982	369,857
Cerus Corp.(a)	50,370	255,376
CONMED Corp.	9,169	588,650
Cooper Companies Inc. (The)	16,871	4,293,669
CryoLife Inc.(a)	13,808	391,871
CryoPort Inc.(a)(b)	8,284	91,373
Cutera Inc.(a)	5,228	88,981
CytoSorbents Corp.(a)(b)	9,708	78,441
Danaher Corp.	214,731	22,143,061
DENTSPLY SIRONA Inc.	75,651	2,814,974
DexCom Inc.(a)	30,091	3,604,902
Edwards Lifesciences Corp.(a)	73,092	11,195,502
ElectroCore Inc.(a)	7,173	44,903
Endologix Inc.(a)	28,179	20,176
FONAR Corp.(a)	3,145	63,655
GenMark Diagnostics Inc.(a)(b)	15,115	73,459
Glaukos Corp.(a)(b)	11,254	632,137
Globus Medical Inc., Class A(a)	25,963	1,123,679
Haemonetics Corp.(a)	17,816	1,782,491
Helius Medical Technologies Inc.(a)(b)	8,299	76,019
Heska Corp.(a)	2,453	211,203
Hill-Rom Holdings Inc.	22,861	2,024,342
Hologic Inc.(a)(b)	94,147	3,869,442
ICU Medical Inc.(a)	5,283	1,213,135
IDEXX Laboratories Inc.(a)	29,754	5,534,839
Inogen Inc.(a)	6,045	750,608
Insulet Corp.(a)(b)	20,739	1,645,017
Integer Holdings Corp.(a)	10,620	809,881
Integra LifeSciences Holdings Corp.(a)	25,071	1,130,702
IntriCon Corp.(a)	2,383	62,864
Intuitive Surgical Inc.(a)	39,038	18,696,079
Invacare Corp.	10,355	44,526
iRhythm Technologies Inc.(a)	8,146	565,984
Lantheus Holdings Inc.(a)	15,269	238,960
LeMaitre Vascular Inc.	6,140	145,150
LivaNova PLC(a)	16,459	1,505,505
Masimo Corp.(a)	15,845	1,701,278
Medtronic PLC	471,170	42,857,623
Meridian Bioscience Inc.	13,127	227,885
Merit Medical Systems Inc.(a)	18,296	1,021,100
Natus Medical Inc.(a)(b)	11,549	393,012
Neogen Corp.(a)	16,838	959,766
Neuronetics Inc.(a)(b)	3,115	60,275
Nevro Corp.(a)	9,395	365,372
Novocure Ltd.(a)	24,624	824,411

312

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
NuVasive Inc.(a)(b)	17,122	$848,566
Nuvectra Corp.(a)	4,763	77,827
NxStage Medical Inc.(a)	22,846	653,852
OraSure Technologies Inc.(a)	21,263	248,352
Orthofix Medical Inc.(a)	5,986	314,205
OrthoPediatrics Corp.(a)(b)	3,685	128,533
Oxford Immunotec Global PLC(a)	9,630	123,071
Penumbra Inc.(a)(b)	10,429	1,274,424
Pulse Biosciences Inc.(a)(b)	3,135	35,927
Quidel Corp.(a)(b)	11,216	547,565
ResMed Inc.	48,902	5,568,471
Rockwell Medical Inc.(a)(b)	17,565	39,697
RTI Surgical Inc.(a)	18,276	67,621
SeaSpine Holdings Corp.(a)	7,486	136,545
Senseonics Holdings Inc.(a)(b)	22,774	58,985
SI-BONE Inc.(a)	4,149	86,673
Sientra Inc.(a)	5,725	72,765
STAAR Surgical Co.(a)	14,766	471,183
STERIS PLC	28,807	3,078,028
Stryker Corp.	118,633	18,595,723
Surmodics Inc.(a)	4,943	233,606
Tactile Systems Technology Inc.(a)(b)	6,095	277,627
Tandem Diabetes Care Inc.(a)	17,724	672,980
Teleflex Inc.	15,807	4,085,793
TransEnterix Inc.(a)(b)	53,523	120,962
Utah Medical Products Inc.	1,099	91,305
Varex Imaging Corp.(a)(b)	12,834	303,909
Varian Medical Systems Inc.(a)	31,960	3,621,388
ViewRay Inc.(a)(b)	15,378	93,344
West Pharmaceutical Services Inc.	25,504	2,500,157
Wright Medical Group NV(a)(b)	42,684	1,161,858
Zimmer Biomet Holdings Inc.	70,488	7,311,015

		295,529,775

Health Care Providers & Services — 2.9%
AAC Holdings Inc.(a)(b)	1,909	2,673
Acadia Healthcare Co. Inc.(a)(b)	29,818	766,621
Addus HomeCare Corp.(a)	3,380	229,434
Amedisys Inc.(a)	9,547	1,118,049
American Renal Associates Holdings Inc.(a)	2,810	32,371
AmerisourceBergen Corp.	55,023	4,093,711
AMN Healthcare Services Inc.(a)(b)	16,887	956,817
Anthem Inc.	90,407	23,743,590
Apollo Medical Holdings Inc.(a)(b)	1,255	24,912
BioScrip Inc.(a)(b)	56,873	203,037
BioTelemetry Inc.(a)	11,790	704,099
Brookdale Senior Living Inc.(a)	64,297	430,790
Capital Senior Living Corp.(a)	9,214	62,655
Cardinal Health Inc.	98,419	4,389,487
Centene Corp.(a)	69,992	8,070,078
Chemed Corp.	5,546	1,571,071
Cigna Corp.	129,889	24,668,519
Civitas Solutions Inc.(a)	3,700	64,787
Community Health Systems Inc.(a)(b)	38,619	108,906
CorVel Corp.(a)	3,856	237,992
Cross Country Healthcare Inc.(a)	15,573	114,150
CVS Health Corp.	447,545	29,323,148
DaVita Inc.(a)	44,938	2,312,509
Diplomat Pharmacy Inc.(a)	21,669	291,665
Encompass Health Corp.	33,580	2,071,886
Ensign Group Inc. (The)	17,824	691,393

Security	Shares	Value

Health Care Providers & Services (continued)
Genesis Healthcare Inc.(a)(b)	18,244	$21,528
Guardant Health Inc.(a)	4,908	184,492
HCA Healthcare Inc.	94,786	11,796,118
HealthEquity Inc.(a)(b)	18,586	1,108,655
Henry Schein Inc.(a)	52,628	4,132,351
Humana Inc.	47,887	13,718,668
Laboratory Corp. of America Holdings(a)	35,482	4,483,505
LHC Group Inc.(a)	10,652	1,000,010
Magellan Health Inc.(a)	7,598	432,250
McKesson Corp.	67,806	7,490,529
MEDNAX Inc.(a)	31,468	1,038,444
Molina Healthcare Inc.(a)(b)	21,285	2,473,743
National HealthCare Corp.	4,603	361,105
National Research Corp.	4,863	185,475
Owens & Minor Inc.	20,381	129,012
Patterson Companies Inc.	27,907	548,652
PetIQ Inc.(a)(b)	6,844	160,629
Premier Inc., Class A(a)	17,916	669,163
Providence Service Corp. (The)(a)	3,923	235,458
Quest Diagnostics Inc.	47,639	3,966,899
Quorum Health Corp.(a)(b)	19,120	55,257
R1 RCM Inc.(a)	33,889	269,417
RadNet Inc.(a)	10,520	106,988
Select Medical Holdings Corp.(a)	39,518	606,601
Surgery Partners Inc.(a)(b)	5,087	49,802
Tenet Healthcare Corp.(a)	27,005	462,866
Tivity Health Inc.(a)	12,956	321,438
Triple-S Management Corp., Class B(a)	7,945	138,164
U.S. Physical Therapy Inc.	4,630	473,880
UnitedHealth Group Inc.	332,662	82,872,757
Universal Health Services Inc., Class B	28,976	3,377,443
WellCare Health Plans Inc.(a)	17,190	4,058,387

		253,214,036

Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	61,265	590,595
athenahealth Inc.(a)	14,210	1,874,725
Castlight Health Inc., Class B(a)	13,860	30,076
Cerner Corp.(a)	110,988	5,820,211
Computer Programs & Systems Inc.	3,557	89,281
Evolent Health Inc., Class A(a)(b)	22,438	447,638
HealthStream Inc.	9,068	218,992
HMS Holdings Corp.(a)	27,547	774,897
Inovalon Holdings Inc., Class A(a)(b)	27,111	384,434
Inspire Medical Systems Inc.(a)(b)	4,769	201,490
Medidata Solutions Inc.(a)(b)	19,386	1,307,004
NantHealth Inc.(a)(b)	2,241	1,220
NextGen Healthcare Inc.(a)	17,144	259,732
Omnicell Inc.(a)	13,649	835,865
Simulations Plus Inc.	3,715	73,928
Tabula Rasa HealthCare Inc.(a)(b)	5,940	378,734
Teladoc Health Inc.(a)(b)	22,903	1,135,302
Veeva Systems Inc., Class A(a)	42,329	3,780,826
Vocera Communications Inc.(a)(b)	10,265	403,928

		18,608,878

Hotels, Restaurants & Leisure — 2.1%
Aramark	84,969	2,461,552
BBX Capital Corp.	21,626	123,917
Belmond Ltd., Class A(a)	31,254	782,288
Biglari Holdings Inc., Class A(a)(b)	27	15,867

313

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Biglari Holdings Inc., Class B, NVS(a)	280	$31,802
BJ’s Restaurants Inc.	7,939	401,475
Bloomin’ Brands Inc.	30,002	536,736
Bluegreen Vacations Corp.	4,642	60,021
Bojangles’ Inc.(a)	8,922	143,466
Boyd Gaming Corp.	27,464	570,702
Brinker International Inc.	14,444	635,247
Caesars Entertainment Corp.(a)(b)	205,600	1,396,024
Carnival Corp.	139,886	6,896,380
Carrols Restaurant Group Inc.(a)	14,405	141,745
Century Casinos Inc.(a)(b)	7,109	52,536
Cheesecake Factory Inc. (The)	15,195	661,135
Chipotle Mexican Grill Inc.(a)	8,494	3,667,624
Choice Hotels International Inc.	12,313	881,365
Churchill Downs Inc.	4,031	983,322
Chuy’s Holdings Inc.(a)	5,078	90,084
Cracker Barrel Old Country Store Inc.(b)	6,724	1,074,899
Darden Restaurants Inc.	43,181	4,312,055
Dave & Buster’s Entertainment Inc.	12,972	578,032
Del Frisco’s Restaurant Group Inc.(a)(b)	7,403	52,931
Del Taco Restaurants Inc.(a)	13,977	139,630
Denny’s Corp.(a)(b)	22,744	368,680
Dine Brands Global Inc.	5,924	398,922
Domino’s Pizza Inc.	14,521	3,601,063
Drive Shack Inc.(a)	21,044	82,493
Dunkin’ Brands Group Inc.	28,543	1,830,177
El Pollo Loco Holdings Inc.(a)	9,567	145,131
Eldorado Resorts Inc.(a)(b)	22,561	816,934
Empire Resorts Inc.(a)(b)	979	9,917
Extended Stay America Inc.	65,405	1,013,778
Fiesta Restaurant Group Inc.(a)	9,388	145,608
Golden Entertainment Inc.(a)	6,875	110,138
Habit Restaurants Inc. (The), Class A(a)	4,354	45,717
Hilton Grand Vacations Inc.(a)(b)	34,548	911,722
Hilton Worldwide Holdings Inc.	96,683	6,941,839
Hyatt Hotels Corp., Class A	14,543	983,107
International Game Technology PLC	32,571	476,514
International Speedway Corp., Class A	8,226	360,792
J Alexander’s Holdings Inc.(a)	4,938	40,640
Jack in the Box Inc.	9,799	760,696
Las Vegas Sands Corp.	124,909	6,501,514
Lindblad Expeditions Holdings Inc.(a)	4,876	65,631
Marriott International Inc./MD, Class A	98,211	10,661,786
Marriott Vacations Worldwide Corp.	13,225	932,495
McDonald’s Corp.	270,358	48,007,470
MGM Resorts International	173,839	4,217,334
Monarch Casino & Resort Inc.(a)	4,737	180,669
Nathan’s Famous Inc.	1,045	69,440
Noodles & Co.(a)	3,968	27,736
Norwegian Cruise Line Holdings Ltd.(a)	76,086	3,225,286
Papa John’s International Inc.	6,926	275,724
Penn National Gaming Inc.(a)	37,027	697,218
Planet Fitness Inc., Class A(a)	30,862	1,654,820
PlayAGS Inc.(a)	7,902	181,746
Potbelly Corp.(a)	9,351	75,276
RCI Hospitality Holdings Inc.	3,765	84,072
Red Lion Hotels Corp.(a)	4,732	38,802
Red Robin Gourmet Burgers Inc.(a)	4,725	126,252
Red Rock Resorts Inc., Class A	22,969	466,500
Royal Caribbean Cruises Ltd.	58,247	5,695,974

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Ruth’s Hospitality Group Inc.	10,950	$248,894
Scientific Games Corp./DE, Class A(a)	17,742	317,227
SeaWorld Entertainment Inc.(a)	18,191	401,839
Shake Shack Inc., Class A(a)(b)	9,260	420,589
Six Flags Entertainment Corp.	24,621	1,369,666
Speedway Motorsports Inc.	3,667	59,662
Starbucks Corp.	420,274	27,065,646
Texas Roadhouse Inc.	24,173	1,443,128
Town Sports International Holdings Inc.(a)	8,471	54,214
Vail Resorts Inc.	13,970	2,945,155
Wendy’s Co. (The)	62,845	981,011
Wingstop Inc.	9,805	629,383
Wyndham Destinations Inc.	33,602	1,204,296
Wyndham Hotels & Resorts Inc.	34,292	1,555,828
Wynn Resorts Ltd.	35,469	3,508,239
Yum China Holdings Inc.	127,976	4,291,035
Yum! Brands Inc.	108,585	9,981,133

		185,397,393

Household Durables — 0.4%
Bassett Furniture Industries Inc.	3,245	65,030
Beazer Homes USA Inc.(a)(b)	12,856	121,875
Cavco Industries Inc.(a)	3,204	417,737
Century Communities Inc.(a)(b)	8,874	153,165
DR Horton Inc.	119,029	4,125,545
Ethan Allen Interiors Inc.	7,950	139,840
Flexsteel Industries Inc.	2,743	60,565
Garmin Ltd.	39,258	2,485,817
GoPro Inc., Class A(a)(b)	36,273	153,798
Green Brick Partners Inc.(a)	4,657	33,717
Hamilton Beach Brands Holding Co., Class A	3,290	77,183
Helen of Troy Ltd.(a)	8,852	1,161,205
Hooker Furniture Corp.	3,313	87,264
Hovnanian Enterprises Inc., Class A(a)(b)	32,631	22,316
Installed Building Products Inc.(a)	7,941	267,532
iRobot Corp.(a)(b)	9,464	792,515
KB Home	30,156	575,980
La-Z-Boy Inc.	16,618	460,485
Leggett & Platt Inc.	45,078	1,615,595
Lennar Corp., Class A	99,528	3,896,521
Lennar Corp., Class B	4,799	150,353
LGI Homes Inc.(a)(b)	6,477	292,890
Lifetime Brands Inc.	2,719	27,272
Lovesac Co. (The)(a)	3,598	82,538
M/I Homes Inc.(a)	9,487	199,417
MDC Holdings Inc.	16,577	465,979
Meritage Homes Corp.(a)	13,341	489,881
Mohawk Industries Inc.(a)	21,557	2,521,307
New Home Co. Inc. (The)(a)(b)	2,634	13,776
Newell Brands Inc.	150,543	2,798,594
NVR Inc.(a)	1,102	2,685,563
PulteGroup Inc.	89,946	2,337,697
Purple Innovation Inc.(a)(b)	12,131	71,452
Roku Inc.(a)(b)	15,004	459,723
Skyline Champion Corp.	10,426	153,158
Sonos Inc.(a)(b)	7,298	71,666
Taylor Morrison Home Corp., Class A(a)	43,322	688,820
Tempur Sealy International Inc.(a)(b)	15,759	652,423
Toll Brothers Inc.	49,298	1,623,383
TopBuild Corp.(a)	12,410	558,450
TRI Pointe Group Inc.(a)(b)	52,090	569,344

314

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Tupperware Brands Corp.	17,542	$553,801
Turtle Beach Corp.(a)(b)	4,512	64,386
Universal Electronics Inc.(a)(b)	4,730	119,574
Vuzix Corp.(a)(b)	13,602	65,426
Whirlpool Corp.	21,834	2,333,400
William Lyon Homes, Class A(a)	10,784	115,281
ZAGG Inc.(a)(b)	9,532	93,223

		36,972,462

Household Products — 1.4%
Central Garden & Pet Co.(a)(b)	3,408	117,406
Central Garden & Pet Co., Class A, NVS(a)	15,162	473,813
Church & Dwight Co. Inc.	85,605	5,629,385
Clorox Co. (The)	44,675	6,886,204
Colgate-Palmolive Co.	296,073	17,622,265
Energizer Holdings Inc.	19,847	896,092
Kimberly-Clark Corp.	120,978	13,784,233
Oil-Dri Corp. of America	1,454	38,531
Procter & Gamble Co. (The)	866,888	79,684,345
Spectrum Brands Holdings Inc.	14,402	608,484
WD-40 Co.	4,514	827,236

		126,567,994

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	228,405	3,302,736
Atlantic Power Corp.(a)	36,689	79,615
Clearway Energy Inc., Class A	10,781	182,415
Clearway Energy Inc., Class C	25,320	436,770
NRG Energy Inc.	100,585	3,983,166
Ormat Technologies Inc.	14,327	749,302
Pattern Energy Group Inc., Class A	27,154	505,607
TerraForm Power Inc., Class A	27,721	311,030
Vistra Energy Corp.(a)	137,263	3,141,950

		12,692,591

Industrial Conglomerates — 1.2%
3M Co.	198,503	37,822,762
Carlisle Companies Inc.	20,016	2,012,008
General Electric Co.	2,995,332	22,674,663
Honeywell International Inc.	259,653	34,305,354
Raven Industries Inc.	11,719	424,111
Roper Technologies Inc.	35,136	9,364,447

		106,603,345

Insurance — 2.6%
Aflac Inc.	265,385	12,090,941
Alleghany Corp.	4,987	3,108,497
Allstate Corp. (The)	120,836	9,984,679
Ambac Financial Group Inc.(a)	16,862	290,701
American Equity Investment Life Holding Co.	30,755	859,295
American Financial Group Inc./OH.	21,891	1,981,792
American International Group Inc.	308,538	12,159,483
American National Insurance Co.	2,328	296,215
AMERISAFE Inc.	5,221	295,978
Aon PLC	83,496	12,136,979
Arch Capital Group Ltd.(a)(b)	133,505	3,567,254
Argo Group International Holdings Ltd.	10,701	719,642
Arthur J Gallagher & Co.	62,540	4,609,198
Aspen Insurance Holdings Ltd.	20,599	864,952
Assurant Inc.	18,361	1,642,208
Assured Guaranty Ltd.	36,865	1,411,192
Athene Holding Ltd., Class A(a)	54,750	2,180,692
Axis Capital Holdings Ltd.	28,832	1,488,884

Security	Shares	Value

Insurance (continued)
Brighthouse Financial Inc.(a)	41,410	$1,262,177
Brown & Brown Inc.	79,534	2,191,957
Chubb Ltd.	159,302	20,578,632
Cincinnati Financial Corp.	53,730	4,159,777
Citizens Inc./TX(a)(b)	12,264	92,225
CNA Financial Corp.	10,521	464,502
CNO Financial Group Inc.	57,209	851,270
Crawford & Co., Class B	6,895	62,055
Donegal Group Inc., Class A	2,415	32,953
eHealth Inc.(a)	6,777	260,372
EMC Insurance Group Inc.	2,147	68,382
Employers Holdings Inc.	10,234	429,521
Enstar Group Ltd.(a)	4,275	716,362
Erie Indemnity Co., Class A, NVS.	8,905	1,187,126
Everest Re Group Ltd.	14,223	3,097,200
FBL Financial Group Inc., Class A	3,219	211,327
FedNat Holding Co.	3,616	72,031
Fidelity National Financial Inc.	92,393	2,904,836
First American Financial Corp.	31,866	1,422,498
Genworth Financial Inc., Class A(a)	171,952	801,296
Global Indemnity Ltd.	3,356	121,588
Goosehead Insurance Inc., Class A(a)(b)	3,705	97,404
Greenlight Capital Re Ltd., Class A(a)(b)	9,144	78,821
Hallmark Financial Services Inc.(a)	4,648	49,687
Hanover Insurance Group Inc. (The)	15,143	1,768,248
Hartford Financial Services Group Inc. (The)	124,032	5,513,222
HCI Group Inc.	3,660	185,965
Health Insurance Innovations Inc., Class A(a)(b)	3,767	100,692
Heritage Insurance Holdings Inc.	7,526	110,783
Horace Mann Educators Corp.	11,325	424,121
Independence Holding Co.	2,490	87,648
Investors Title Co.	389	68,728
James River Group Holdings Ltd.	8,212	300,066
Kemper Corp.	16,161	1,072,767
Kingstone Companies Inc.	5,562	98,392
Kinsale Capital Group Inc.(b)	6,787	377,086
Lincoln National Corp.	75,058	3,851,226
Loews Corp.	97,024	4,416,532
Maiden Holdings Ltd.	20,324	33,535
Markel Corp.(a)	4,734	4,914,129
Marsh & McLennan Companies Inc.	176,203	14,052,189
MBIA Inc.(a)(b)	30,351	270,731
Mercury General Corp.	9,229	477,232
MetLife Inc.	294,938	12,110,154
National General Holdings Corp.	21,126	511,460
National Western Life Group Inc., Class A	838	251,987
Navigators Group Inc. (The)	6,327	439,663
NI Holdings Inc.(a)	4,790	75,347
Old Republic International Corp.	97,620	2,008,043
Primerica Inc.	12,780	1,248,734
Principal Financial Group Inc.	97,538	4,308,253
ProAssurance Corp.	15,666	635,413
Progressive Corp. (The)	202,135	12,194,805
Protective Insurance Corp., Class B	2,765	46,037
Prudential Financial Inc.	143,455	11,698,755
Reinsurance Group of America Inc.	21,674	3,039,345
RenaissanceRe Holdings Ltd.	13,860	1,853,082
RLI Corp.	12,747	879,415
Safety Insurance Group Inc.	4,937	403,896
Selective Insurance Group Inc.	16,933	1,031,897

315

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
State Auto Financial Corp.	4,854	$165,230
Stewart Information Services Corp.	7,090	293,526
Third Point Reinsurance Ltd.(a)	25,334	244,220
Tiptree Inc.(b)	14,340	80,161
Torchmark Corp.	36,320	2,706,930
Travelers Companies Inc. (The)	91,945	11,010,414
Trupanion Inc.(a)(b)	7,554	192,325
United Fire Group Inc.	7,619	422,474
United Insurance Holdings Corp.	4,889	81,255
Universal Insurance Holdings Inc.	11,651	441,806
Unum Group	72,132	2,119,238
White Mountains Insurance Group Ltd.	1,062	910,867
Willis Towers Watson PLC	45,395	6,893,685
WR Berkley Corp.	32,819	2,425,652

		229,749,942

Interactive Media & Services — 4.0%
Alphabet Inc., Class A(a)	103,972	108,646,581
Alphabet Inc., Class C, NVS(a)	105,973	109,746,699
Care.com Inc.(a)	9,328	180,124
Cargurus Inc.(a)	16,839	567,979
Cars.com Inc.(a)(b)	24,280	522,020
Facebook Inc., Class A(a)	827,603	108,490,477
IAC/InterActiveCorp.(a)	26,047	4,767,643
Liberty TripAdvisor Holdings Inc., Class A(a)	23,490	373,256
Match Group Inc.(b)	17,803	761,434
Meet Group Inc. (The)(a)(b)	33,001	152,795
QuinStreet Inc.(a)	16,023	260,053
Travelzoo(a)	417	4,099
TripAdvisor Inc.(a)(b)	35,886	1,935,691
TrueCar Inc.(a)	31,322	283,777
Twitter Inc.(a)	248,404	7,139,131
Yelp Inc.(a)	29,214	1,022,198
Zillow Group Inc., Class A(a)(b)	19,167	602,419
Zillow Group Inc., Class C, NVS(a)	42,025	1,327,150

		346,783,526

Internet & Direct Marketing Retail — 3.1%
1-800-Flowers.com Inc., Class A(a)	8,212	100,433
Amazon.com Inc.(a)	141,488	212,510,731
Booking Holdings Inc.(a)	16,489	28,400,983
Duluth Holdings Inc., Class B(a)(b)	2,474	62,419
eBay Inc.(a)	314,829	8,837,250
Etsy Inc.(a)(b)	41,916	1,993,944
Expedia Group Inc.	42,076	4,739,862
Gaia Inc.(a)(b)	4,537	47,003
Groupon Inc.(a)(b)	151,120	483,584
GrubHub Inc.(a)(b)	31,235	2,399,160
Lands’ End Inc.(a)(b)	4,794	68,123
Leaf Group Ltd.(a)	10,877	74,508
Liberty Expedia Holdings Inc., Class A(a)	17,905	700,265
Liquidity Services Inc.(a)	7,424	45,806
Nutrisystem Inc.	10,840	475,659
Overstock.com Inc.(a)(b)	5,759	78,207
PetMed Express Inc.	6,260	145,608
Quotient Technology Inc.(a)(b)	26,373	281,664
Qurate Retail Inc.(a)	147,318	2,875,647
Remark Holdings Inc.(a)	20,040	24,248
Shutterfly Inc.(a)	10,935	440,243
Shutterstock Inc.	6,169	222,146
Stamps.com Inc.(a)	5,947	925,591

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	20,087	$1,809,437

		267,742,521

IT Services — 4.7%
Accenture PLC, Class A	224,026	31,589,906
Akamai Technologies Inc.(a)	54,992	3,358,911
Alliance Data Systems Corp.	16,573	2,487,276
Amdocs Ltd.	49,662	2,909,200
Automatic Data Processing Inc.	153,015	20,063,327
Black Knight Inc.(a)	50,374	2,269,852
Booz Allen Hamilton Holding Corp.	47,744	2,151,822
Brightcove Inc.(a)(b)	9,120	64,205
Broadridge Financial Solutions Inc.	40,151	3,864,534
CACI International Inc., Class A(a)	8,401	1,209,996
Carbonite Inc.(a)	10,801	272,833
Cardtronics PLC, Class A(a)(b)	14,492	376,792
Cass Information Systems Inc.	4,503	238,299
Cognizant Technology Solutions Corp., Class A	202,994	12,886,059
Conduent Inc.(a)	67,275	715,133
ConvergeOne Holdings Inc.	9,651	119,479
CoreLogic Inc.(a)	28,753	960,925
CSG Systems International Inc.	10,821	343,783
DXC Technology Co.	98,475	5,235,916
Endurance International Group Holdings Inc.(a)(b)	18,620	123,823
EPAM Systems Inc.(a)	17,648	2,047,345
Euronet Worldwide Inc.(a)(b)	17,458	1,787,350
Everi Holdings Inc.(a)	21,547	110,967
EVERTEC Inc.	21,010	602,987
Evo Payments Inc., Class A(a)(b)	9,258	228,395
Exela Technologies Inc.(a)	19,498	75,847
ExlService Holdings Inc.(a)	12,099	636,649
Fidelity National Information Services Inc.	113,300	11,618,915
First Data Corp., Class A(a)	187,334	3,167,818
Fiserv Inc.(a)	138,925	10,209,598
FleetCor Technologies Inc.(a)(b)	30,632	5,688,975
Gartner Inc.(a)	30,564	3,907,302
Genpact Ltd.	51,845	1,399,297
Global Payments Inc.(b)	55,623	5,736,400
GoDaddy Inc., Class A(a)	55,229	3,624,127
GTT Communications Inc.(a)(b)	14,585	345,081
Hackett Group Inc. (The)	8,045	128,800
I3 Verticals Inc., Class A(a)	4,722	113,800
Information Services Group Inc.(a)(b)	10,414	44,155
Internap Corp.(a)	6,802	28,228
International Business Machines Corp.	319,982	36,372,354
Jack Henry & Associates Inc.	26,476	3,349,744
Leidos Holdings Inc.	49,887	2,630,043
Limelight Networks Inc.(a)	38,304	89,631
LiveRamp Holdings Inc.(a)	27,387	1,057,960
ManTech International Corp./VA, Class A	9,282	485,402
Mastercard Inc., Class A	319,724	60,315,933
MAXIMUS Inc.	21,632	1,408,027
MoneyGram International Inc.(a)	9,893	19,786
NIC Inc.	20,604	257,138
Okta Inc.(a)	29,672	1,893,074
Paychex Inc.	111,435	7,259,990
PayPal Holdings Inc.(a)	413,823	34,798,376
Perficient Inc.(a)	10,387	231,215
Perspecta Inc.	49,180	846,880
PFSweb Inc.(a)	9,391	48,176
Presidio Inc.	12,682	165,500

316

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
PRGX Global Inc.(a)(b)	11,003	$104,198
Sabre Corp.	95,471	2,065,992
Science Applications International Corp.	14,644	932,823
ServiceSource International Inc.(a)(b)	19,393	20,944
Square Inc., Class A(a)(b)	101,490	5,692,574
Switch Inc., Class A	12,290	86,030
Sykes Enterprises Inc.(a)	12,286	303,833
Total System Services Inc.	62,974	5,119,156
Travelport Worldwide Ltd.	45,744	714,521
TTEC Holdings Inc.	6,036	172,449
Tucows Inc., Class A(a)(b)	3,101	186,246
Twilio Inc., Class A(a)	25,803	2,304,208
Unisys Corp.(a)(b)	17,459	203,048
VeriSign Inc.(a)	36,869	5,467,304
Virtusa Corp.(a)(b)	10,003	426,028
Visa Inc., Class A	613,009	80,880,408
Western Union Co. (The)	154,910	2,642,765
WEX Inc.(a)	14,219	1,991,513
Worldpay Inc., Class A(a)(b)	103,730	7,928,084

		411,215,460

Leisure Products — 0.1%
Acushnet Holdings Corp.	12,190	256,843
American Outdoor Brands Corp.(a)	19,434	249,921
Brunswick Corp./DE	30,328	1,408,735
Callaway Golf Co.	30,726	470,108
Clarus Corp.	13,319	134,788
Escalade Inc.	3,244	37,144
Hasbro Inc.	40,255	3,270,719
Johnson Outdoors Inc., Class A	1,996	117,245
Malibu Boats Inc., Class A(a)	6,121	213,011
Marine Products Corp.	1,471	24,875
MasterCraft Boat Holdings Inc.(a)	6,882	128,693
Mattel Inc.(a)	118,090	1,179,719
Nautilus Inc.(a)	9,813	106,962
Polaris Industries Inc.	20,204	1,549,243
Sturm Ruger & Co. Inc.	5,314	282,811
Vista Outdoor Inc.(a)	20,505	232,732
YETI Holdings Inc.(a)	6,314	93,700

		9,757,249

Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics Inc.(a)(b)	7,163	82,375
Agilent Technologies Inc.	111,307	7,508,770
Bio-Rad Laboratories Inc., Class A(a)	7,228	1,678,486
Bio-Techne Corp.	12,756	1,846,048
Bruker Corp.	34,453	1,025,666
Cambrex Corp.(a)	11,156	421,251
Charles River Laboratories International Inc.(a)	16,535	1,871,431
ChromaDex Corp.(a)(b)	28,490	97,721
Codexis Inc.(a)(b)	17,456	291,515
Enzo Biochem Inc.(a)	13,193	36,677
Fluidigm Corp.(a)	7,523	64,848
Harvard Bioscience Inc.(a)	19,156	60,916
Illumina Inc.(a)	51,093	15,324,323
IQVIA Holdings Inc.(a)	56,931	6,613,674
Luminex Corp.	12,761	294,907
Medpace Holdings Inc.(a)	7,475	395,652
Mettler-Toledo International Inc.(a)	8,603	4,865,685
NanoString Technologies Inc.(a)	6,934	102,831
NeoGenomics Inc.(a)(b)	22,771	287,142

Security	Shares	Value

Life Sciences Tools & Services (continued)
Pacific Biosciences of California Inc.(a)	44,502	$329,315
PerkinElmer Inc.	38,354	3,012,707
PRA Health Sciences Inc.(a)	20,538	1,888,674
QIAGEN NV(a)(b)	76,681	2,641,660
Quanterix Corp.(a)(b)	864	15,820
Syneos Health Inc.(a)	21,253	836,306
Thermo Fisher Scientific Inc.	139,724	31,268,834
Waters Corp.(a)(b)	26,360	4,972,814

		87,836,048

Machinery — 1.9%
Actuant Corp., Class A	20,518	430,673
AGCO Corp.	22,360	1,244,781
Alamo Group Inc.	3,216	248,661
Albany International Corp., Class A	10,447	652,206
Allison Transmission Holdings Inc.	39,636	1,740,417
Altra Industrial Motion Corp.	20,578	517,537
Astec Industries Inc.	7,898	238,441
Barnes Group Inc.	16,023	859,153
Blue Bird Corp.(a)	5,762	104,811
Briggs & Stratton Corp.	15,535	203,198
Caterpillar Inc.	199,129	25,303,322
Chart Industries Inc.(a)	11,157	725,540
CIRCOR International Inc.	5,744	122,347
Colfax Corp.(a)(b)	30,081	628,693
Columbus McKinnon Corp./NY	8,534	257,215
Commercial Vehicle Group Inc.(a)	11,079	63,150
Crane Co.	16,927	1,221,791
Cummins Inc.	51,662	6,904,110
Deere & Co.	112,398	16,766,410
DMC Global Inc.(b)	4,685	164,537
Donaldson Co. Inc.	45,085	1,956,238
Douglas Dynamics Inc.	7,116	255,393
Dover Corp.	50,143	3,557,646
Eastern Co. (The)	2,900	70,122
Energy Recovery Inc.(a)(b)	11,547	77,711
EnPro Industries Inc.	6,785	407,779
ESCO Technologies Inc.	8,542	563,345
Evoqua Water Technologies Corp.(a)(b)	25,941	249,034
Federal Signal Corp.	19,376	385,582
Flowserve Corp.	46,239	1,758,007
Fortive Corp.	101,890	6,893,877
Franklin Electric Co. Inc.	15,172	650,575
FreightCar America Inc.(a)	3,705	24,786
Gardner Denver Holdings Inc.(a)	43,716	893,992
Gates Industrial Corp. PLC(a)(b)	15,362	203,393
Gencor Industries Inc.(a)	2,544	27,908
Global Brass & Copper Holdings Inc.	6,904	173,636
Gorman-Rupp Co. (The)	6,118	198,284
Graco Inc.	57,453	2,404,408
Graham Corp.	3,380	77,199
Greenbrier Companies Inc. (The)	10,840	428,614
Harsco Corp.(a)	26,005	516,459
Hillenbrand Inc.	22,454	851,680
Hurco Companies Inc.	2,129	76,005
Hyster-Yale Materials Handling Inc.	3,289	203,786
IDEX Corp.	26,695	3,370,511
Illinois Tool Works Inc.	114,861	14,551,740
Ingersoll-Rand PLC	85,006	7,755,097
ITT Inc.	30,238	1,459,588
John Bean Technologies Corp.	11,094	796,660

317

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Kadant Inc.	3,651	$297,410
Kennametal Inc.	28,732	956,201
LB Foster Co., Class A(a)	4,586	72,917
Lincoln Electric Holdings Inc.	21,687	1,710,020
Lindsay Corp.	3,927	377,974
Lydall Inc.(a)	5,562	112,964
Manitex International Inc.(a)	8,450	47,996
Manitowoc Co. Inc. (The)(a)	11,966	176,738
Meritor Inc.(a)(b)	27,241	460,645
Middleby Corp. (The)(a)(b)	18,764	1,927,626
Milacron Holdings Corp.(a)	24,720	293,921
Miller Industries Inc./TN	3,482	94,014
Mueller Industries Inc.	20,122	470,050
Mueller Water Products Inc., Class A	50,194	456,765
Navistar International Corp.(a)	17,845	463,078
NN Inc.	8,753	58,733
Nordson Corp.	20,116	2,400,845
Omega Flex Inc.	961	51,961
Oshkosh Corp.	24,687	1,513,560
PACCAR Inc.	119,046	6,802,288
Parker-Hannifin Corp.	46,221	6,893,400
Park-Ohio Holdings Corp.	2,708	83,109
Pentair PLC	54,567	2,061,541
Proto Labs Inc.(a)	9,326	1,051,880
RBC Bearings Inc.(a)	8,093	1,060,992
REV Group Inc.	12,136	91,141
Rexnord Corp.(a)	35,303	810,204
Snap-on Inc.	19,508	2,834,317
Spartan Motors Inc.	11,008	79,588
SPX Corp.(a)	15,845	443,818
SPX FLOW Inc.(a)	15,110	459,646
Standex International Corp.	3,922	263,480
Stanley Black & Decker Inc.	53,216	6,372,084
Sun Hydraulics Corp.(b)	10,612	352,212
Tennant Co.	5,996	312,452
Terex Corp.	23,447	646,434
Timken Co. (The)	23,464	875,677
Titan International Inc.	14,797	68,954
Toro Co. (The)	36,509	2,040,123
TriMas Corp.(a)	17,496	477,466
Trinity Industries Inc.	51,449	1,059,335
Twin Disc Inc.(a)	2,848	42,008
Wabash National Corp.	21,798	285,118
WABCO Holdings Inc.(a)	18,586	1,995,021
Wabtec Corp.	29,608	2,079,962
Watts Water Technologies Inc., Class A	9,151	590,514
Welbilt Inc.(a)(b)	42,242	469,309
Woodward Inc.	18,940	1,407,053
Xylem Inc./NY	62,436	4,165,730

		167,354,322

Marine — 0.0%
Costamare Inc.	23,493	103,134
Eagle Bulk Shipping Inc.(a)(b)	19,621	90,453
Genco Shipping & Trading Ltd.(a)	5,086	40,129
Kirby Corp.(a)(b)	20,321	1,368,823
Matson Inc.	15,573	498,647
Safe Bulkers Inc.(a)(b)	31,398	55,888
Scorpio Bulkers Inc.	23,149	128,014

		2,285,088

Security	Shares	Value

Media — 1.3%
AMC Networks Inc., Class A(a)(b)	15,058	$826,383
Beasley Broadcast Group Inc., Class A	7,681	28,804
Boston Omaha Corp., Class A(a)	117	2,738
Cable One Inc.	1,436	1,177,663
Cardlytics Inc.(a)	3,947	42,746
CBS Corp., Class B, NVS	112,330	4,911,067
Central European Media Enterprises Ltd., Class A(a)(b)	24,296	67,543
Charter Communications Inc., Class A(a)	60,813	17,329,881
Clear Channel Outdoor Holdings Inc., Class A	13,150	68,248
Comcast Corp., Class A	1,590,113	54,143,348
Daily Journal Corp.(a)(b)	220	51,480
Discovery Inc., Class A(a)(b)	53,828	1,331,705
Discovery Inc., Class C, NVS(a)	118,987	2,746,220
DISH Network Corp., Class A(a)	78,302	1,955,201
Emerald Expositions Events Inc.	12,138	149,783
Entercom Communications Corp., Class A	43,060	245,873
Entravision Communications Corp., Class A	26,140	76,067
EW Scripps Co. (The), Class A, NVS	13,506	212,449
Fluent Inc.(a)(b)	5,001	18,004
Gannett Co. Inc.	36,591	312,121
GCI Liberty Inc., Class A(a)	34,848	1,434,344
Gray Television Inc.(a)	28,442	419,235
Hemisphere Media Group Inc.(a)	9,571	116,192
Interpublic Group of Companies Inc. (The)	135,584	2,797,098
John Wiley & Sons Inc., Class A	15,908	747,199
Liberty Broadband Corp., Class A(a)	9,138	656,200
Liberty Broadband Corp., Class C, NVS(a)(b)	36,723	2,645,158
Liberty Latin America Ltd., Class A(a)(b)	15,005	217,272
Liberty Latin America Ltd., Class C, NVS(a)(b)	39,035	568,740
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	30,572	1,125,050
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	58,625	2,167,952
Loral Space & Communications Inc.(a)	4,012	149,447
MDC Partners Inc., Class A(a)	15,398	40,189
Meredith Corp.	14,318	743,677
MSG Networks Inc., Class A(a)(b)	19,430	457,771
National CineMedia Inc.	22,956	148,755
New Media Investment Group Inc.	19,966	231,007
New York Times Co. (The), Class A(b)	45,005	1,003,161
News Corp., Class A, NVS	131,831	1,496,282
News Corp., Class B.	40,839	471,690
Nexstar Media Group Inc., Class A	15,907	1,250,926
Omnicom Group Inc.	77,530	5,678,297
Saga Communications Inc., Class A	1,436	47,718
Scholastic Corp., NVS	9,133	367,694
Sinclair Broadcast Group Inc., Class A	24,784	652,810
Sirius XM Holdings Inc.(b)	443,446	2,532,077
TechTarget Inc.(a)(b)	5,191	63,382
TEGNA Inc.	73,268	796,423
Tribune Media Co., Class A	30,915	1,402,923
Tribune Publishing Co.(a)	7,067	80,140
WideOpenWest Inc.(a)(b)	7,190	51,265

		116,257,398

Metals & Mining — 0.4%
AK Steel Holding Corp.(a)	104,806	235,814
Alcoa Corp.(a)	64,885	1,724,643
Allegheny Technologies Inc.(a)	42,719	929,993
Carpenter Technology Corp.	15,524	552,810
Century Aluminum Co.(a)(b)	16,627	121,543
Cleveland-Cliffs Inc.(a)	106,147	816,270
Coeur Mining Inc.(a)	61,108	273,153

318

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	41,283	$661,354
Compass Minerals International Inc.	11,748	489,774
Ferroglobe PLC(a)(d)	15,827	—
Freeport-McMoRan Inc.	507,333	5,230,603
Gold Resource Corp.	16,655	66,620
Haynes International Inc.	3,807	100,505
Hecla Mining Co.(b)	166,822	393,700
Kaiser Aluminum Corp.	5,720	510,739
Materion Corp.	6,377	286,901
Newmont Mining Corp.	185,554	6,429,446
Nucor Corp.	110,005	5,699,359
Olympic Steel Inc.	2,727	38,914
Ramaco Resources Inc.(a)(b)	2,076	10,276
Reliance Steel & Aluminum Co.	24,626	1,752,632
Royal Gold Inc.	22,202	1,901,601
Ryerson Holding Corp.(a)	3,528	22,368
Schnitzer Steel Industries Inc., Class A	8,163	175,913
Southern Copper Corp.	28,179	867,068
Steel Dynamics Inc.	79,161	2,377,996
SunCoke Energy Inc.(a)	22,612	193,333
Synalloy Corp.	4,761	78,985
Tahoe Resources Inc.(a)	100,640	367,336
TimkenSteel Corp.(a)	13,066	114,197
U.S. Steel Corp.	59,408	1,083,602
Universal Stainless & Alloy Products Inc.(a)	4,000	64,840
Warrior Met Coal Inc.	15,296	368,787
Worthington Industries Inc.	14,592	508,385

		34,449,460

Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.	7,985	127,201
AGNC Investment Corp.	178,777	3,135,749
Annaly Capital Management Inc.	453,926	4,457,553
Anworth Mortgage Asset Corp.(b)	25,751	104,034
Apollo Commercial Real Estate Finance Inc.(b)	42,238	703,685
Arbor Realty Trust Inc.(b)	7,187	72,373
Ares Commercial Real Estate Corp.	9,535	124,336
ARMOUR Residential REIT Inc.(b)	14,342	294,011
Blackstone Mortgage Trust Inc., Class A(b)	38,463	1,225,431
Capstead Mortgage Corp.	30,186	201,341
Cherry Hill Mortgage Investment Corp.	4,656	81,666
Chimera Investment Corp.(b)	65,593	1,168,867
Colony Credit Real Estate Inc.	30,604	483,237
Dynex Capital Inc.(b)	17,683	101,147
Exantas Capital Corp.	9,907	99,268
Granite Point Mortgage Trust Inc.(b)	15,629	281,791
Great Ajax Corp.	7,902	95,219
Invesco Mortgage Capital Inc.	37,248	539,351
KKR Real Estate Finance Trust Inc.	8,543	163,598
Ladder Capital Corp.	29,865	462,012
MFA Financial Inc.(b)	153,857	1,027,765
New Residential Investment Corp.(b)	125,284	1,780,286
New York Mortgage Trust Inc.(b)	49,064	288,987
Orchid Island Capital Inc.(b)	23,589	150,734
PennyMac Mortgage Investment Trust(c)	20,542	382,492
Ready Capital Corp.(b)	5,897	81,556
Redwood Trust Inc.(b)	27,578	415,600
Starwood Property Trust Inc.(b)	93,011	1,833,247
TPG RE Finance Trust Inc.	14,007	256,048
Two Harbors Investment Corp.	84,591	1,086,148

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Western Asset Mortgage Capital Corp.	14,509	$121,005

		21,345,738

Multi-Utilities — 1.0%
Ameren Corp.	84,427	5,507,173
Avista Corp.	23,125	982,350
Black Hills Corp.	17,976	1,128,533
CenterPoint Energy Inc.	173,984	4,911,568
CMS Energy Corp.	97,699	4,850,755
Consolidated Edison Inc.	108,212	8,273,890
Dominion Energy Inc.	227,507	16,257,650
DTE Energy Co.	63,013	6,950,334
MDU Resources Group Inc.	68,370	1,629,941
NiSource Inc.	124,989	3,168,471
NorthWestern Corp.	17,895	1,063,679
Public Service Enterprise Group Inc.	175,161	9,117,130
SCANA Corp.	48,831	2,333,145
Sempra Energy	95,596	10,342,531
Unitil Corp.	4,521	228,944
Vectren Corp.	28,835	2,075,543
WEC Energy Group Inc.	109,686	7,596,853

		86,418,490

Multiline Retail — 0.5%
Big Lots Inc.	14,038	405,979
Dillard’s Inc., Class A(b)	4,438	267,656
Dollar General Corp.	92,281	9,973,730
Dollar Tree Inc.(a)	81,202	7,334,165
JC Penney Co. Inc.(a)(b)	106,344	110,598
Kohl’s Corp.	58,298	3,867,489
Macy’s Inc.	106,727	3,178,330
Nordstrom Inc.	41,461	1,932,497
Ollie’s Bargain Outlet Holdings Inc.(a)	17,147	1,140,447
Target Corp.	182,810	12,081,913

		40,292,804

Oil, Gas & Consumable Fuels — 4.4%
Abraxas Petroleum Corp.(a)	55,068	60,024
Adams Resources & Energy Inc.	834	32,284
Alta Mesa Resources Inc., Class A(a)(b)	32,925	32,925
Anadarko Petroleum Corp.	166,497	7,299,229
Antero Resources Corp.(a)	83,358	782,732
Apache Corp.	132,514	3,478,493
Approach Resources Inc.(a)(b)	39,311	34,279
Arch Coal Inc., Class A	6,309	523,584
Ardmore Shipping Corp.(a)	5,814	27,151
Berry Petroleum Corp.	6,284	54,985
Bonanza Creek Energy Inc.(a)	7,074	146,220
Cabot Oil & Gas Corp.	152,967	3,418,812
California Resources Corp.(a)	15,780	268,891
Callon Petroleum Co.(a)	80,506	522,484
Carrizo Oil & Gas Inc.(a)	30,659	346,140
Centennial Resource Development Inc./DE, Class A(a)(b)	63,079	695,131
Cheniere Energy Inc.(a)	79,980	4,734,016
Chesapeake Energy Corp.(a)(b)	308,111	647,033
Chevron Corp.	662,926	72,119,720
Cimarex Energy Co.	32,439	1,999,864
Clean Energy Fuels Corp.(a)(b)	56,439	97,075
Cloud Peak Energy Inc.(a)(b)	27,175	9,954
CNX Resources Corp.(a)	71,951	821,680
Concho Resources Inc.(a)	67,918	6,981,291

319

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	400,350	$24,961,823
CONSOL Energy Inc.(a)	9,856	312,534
Continental Resources Inc./OK(a)	30,596	1,229,653
CVR Energy Inc.	5,170	178,262
Delek U.S. Holdings Inc.	28,199	916,750
Denbury Resources Inc.(a)	154,725	264,580
Devon Energy Corp.	154,467	3,481,686
DHT Holdings Inc.	35,081	137,518
Diamondback Energy Inc.	54,573	5,058,917
Dorian LPG Ltd.(a)(b)	9,034	52,668
Earthstone Energy Inc., Class A(a)(b)	8,709	39,365
Eclipse Resources Corp.(a)(b)	43,202	45,362
Energy Fuels Inc./Canada(a)	17,110	48,764
EOG Resources Inc.	200,822	17,513,687
EP Energy Corp., Class A(a)	11,143	7,800
EQT Corp.	91,440	1,727,302
Equitrans Midstream Corp.(a)	73,062	1,462,701
Evolution Petroleum Corp.	4,927	33,602
Extraction Oil & Gas Inc.(a)(b)	40,923	175,560
Exxon Mobil Corp.	1,474,465	100,543,768
Frontline Ltd./Bermuda(a)	26,290	145,384
GasLog Ltd.	13,914	229,024
Golar LNG Ltd.	32,288	702,587
Goodrich Petroleum Corp.(a)	7,839	105,827
Green Plains Inc.	12,163	159,457
Gulfport Energy Corp.(a)	63,382	415,152
Halcon Resources Corp.(a)(b)	43,929	74,679
Hallador Energy Co.	12,256	62,138
Hess Corp.	91,420	3,702,510
HighPoint Resources Corp.(a)(b)	41,645	103,696
HollyFrontier Corp.	55,834	2,854,234
International Seaways Inc.(a)(b)	9,915	166,969
Isramco Inc.(a)	237	28,085
Jagged Peak Energy Inc.(a)(b)	19,425	177,156
Kinder Morgan Inc./DE	658,769	10,131,867
Kosmos Energy Ltd.(a)	78,318	318,754
Laredo Petroleum Inc.(a)	58,780	212,784
Lilis Energy Inc.(a)	17,563	24,061
Marathon Oil Corp.	273,760	3,925,718
Marathon Petroleum Corp.	232,801	13,737,587
Matador Resources Co.(a)(b)	36,497	566,798
Midstates Petroleum Co. Inc.(a)	6,218	46,697
Murphy Oil Corp.	57,690	1,349,369
NACCO Industries Inc., Class A	1,452	49,223
Newfield Exploration Co.(a)	70,253	1,029,909
NextDecade Corp.(a)(b)	16,385	88,479
Noble Energy Inc.	166,847	3,130,050
Nordic American Tankers Ltd.	37,449	74,898
Northern Oil and Gas Inc.(a)(b)	67,032	151,492
Oasis Petroleum Inc.(a)	91,084	503,695
Occidental Petroleum Corp.	263,819	16,193,210
ONEOK Inc.	142,921	7,710,588
Overseas Shipholding Group Inc., Series A(a)	9,865	16,376
Panhandle Oil and Gas Inc., Class A	4,520	70,060
Par Pacific Holdings Inc.(a)	9,960	141,233
Parsley Energy Inc., Class A(a)(b)	92,940	1,485,181
PBF Energy Inc., Class A	40,790	1,332,609
PDC Energy Inc.(a)	22,410	666,922
Peabody Energy Corp.	27,667	843,290
Penn Virginia Corp.(a)	4,824	260,785

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PetroCorp Inc. Escrow(a)(d)	1,248	$—
Phillips 66	144,479	12,446,866
Pioneer Natural Resources Co.	58,991	7,758,496
QEP Resources Inc.(a)(b)	80,021	450,518
Range Resources Corp.	71,862	687,719
Renewable Energy Group Inc.(a)	13,145	337,827
Resolute Energy Corp.(a)(b)	7,328	212,365
REX American Resources Corp.(a)	2,088	142,214
Ring Energy Inc.(a)	16,541	84,028
Rosehill Resources Inc.(a)(b)	9,996	22,291
Sanchez Energy Corp.(a)(b)	19,473	5,258
SandRidge Energy Inc.(a)	11,831	90,034
Scorpio Tankers Inc.	156,350	275,176
SemGroup Corp., Class A	27,117	373,672
Ship Finance International Ltd.	28,557	300,705
SilverBow Resources Inc.(a)	3,309	78,225
SM Energy Co.(b)	38,640	598,147
Southwestern Energy Co.(a)(b)	203,168	692,803
SRC Energy Inc.(a)	84,322	396,313
Talos Energy Inc.(a)(b)	6,661	108,708
Targa Resources Corp.	79,108	2,849,470
Teekay Corp.(b)	25,854	86,352
Teekay Tankers Ltd., Class A	93,818	87,063
Tellurian Inc.(a)(b)	31,314	217,632
Ultra Petroleum Corp.(a)(b)	66,009	50,173
Uranium Energy Corp.(a)(b)	62,853	78,566
Valero Energy Corp.	147,766	11,078,017
W&T Offshore Inc.(a)	31,839	131,177
Whiting Petroleum Corp.(a)	30,577	693,792
WildHorse Resource Development Corp.(a)	9,358	132,041
Williams Companies Inc. (The)	421,593	9,296,126
World Fuel Services Corp.	22,995	492,323
WPX Energy Inc.(a)	138,835	1,575,777
Zion Oil & Gas Inc.(a)	30,273	12,636

		388,157,342

Paper & Forest Products — 0.0%
Boise Cascade Co.	12,412	296,026
Clearwater Paper Corp.(a)	5,893	143,613
Domtar Corp.	21,136	742,508
Louisiana-Pacific Corp.	49,664	1,103,534
Neenah Inc.	5,998	353,402
PH Glatfelter Co.	13,501	131,770
Schweitzer-Mauduit International Inc.	9,846	246,642
Verso Corp., Class A(a)	11,788	264,051

		3,281,546

Personal Products — 0.2%
Coty Inc., Class A	162,307	1,064,734
Edgewell Personal Care Co.(a)	19,548	730,118
elf Beauty Inc.(a)(b)	7,023	60,819
Estee Lauder Companies Inc. (The), Class A	74,288	9,664,869
Herbalife Nutrition Ltd.(a)(b)	37,471	2,208,916
Inter Parfums Inc.	6,524	427,779
Medifast Inc.	4,017	502,205
Natural Health Trends Corp.(b)	2,364	43,710
Nature’s Sunshine Products Inc.(a)	3,723	30,342
Nu Skin Enterprises Inc., Class A	18,949	1,162,142
Revlon Inc., Class A(a)(b)	3,668	92,397
USANA Health Sciences Inc.(a)	4,716	555,215

		16,543,246

320

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 4.6%
Aclaris Therapeutics Inc.(a)	8,001	$59,127
Aerie Pharmaceuticals Inc.(a)(b)	12,147	438,507
Akcea Therapeutics Inc.(a)(b)	5,055	152,358
Akorn Inc.(a)	30,884	104,697
Allergan PLC	117,722	15,734,722
Amneal Pharmaceuticals Inc.(a)(b)	29,775	402,856
Amphastar Pharmaceuticals Inc.(a)	13,478	268,212
Ampio Pharmaceuticals Inc.(a)(b)	56,634	22,359
ANI Pharmaceuticals Inc.(a)	2,235	100,620
Aquestive Therapeutics Inc.(a)(b)	6,377	40,175
Aratana Therapeutics Inc.(a)	22,723	139,292
Assembly Biosciences Inc.(a)	6,226	140,832
Assertio Therapeutics Inc.(a)	19,176	69,225
Bristol-Myers Squibb Co.	569,956	29,626,313
Catalent Inc.(a)	49,132	1,531,936
Clearside Biomedical Inc.(a)	9,480	10,144
Collegium Pharmaceutical Inc.(a)(b)	12,186	209,234
Corcept Therapeutics Inc.(a)(b)	36,544	488,228
Cymabay Therapeutics Inc.(a)	20,199	158,966
Dermira Inc.(a)	13,862	99,668
Dova Pharmaceuticals Inc.(a)(b)	3,387	25,673
Durect Corp.(a)	33,377	16,124
Elanco Animal Health Inc.(a)	24,748	780,304
Eli Lilly & Co.	327,552	37,904,317
Eloxx Pharmaceuticals Inc.(a)(b)	7,359	88,382
Endo International PLC(a)	76,496	558,421
Evolus Inc.(a)(b)	2,822	33,582
Horizon Pharma PLC(a)	59,001	1,152,880
Innovate Biopharmaceuticals Inc.(a)(b)	5,712	13,195
Innoviva Inc.(a)	24,945	435,290
Intersect ENT Inc.(a)(b)	10,366	292,114
Intra-Cellular Therapies Inc.(a)	16,034	182,627
Jazz Pharmaceuticals PLC(a)	20,274	2,513,165
Johnson & Johnson	934,380	120,581,739
Kala Pharmaceuticals Inc.(a)	3,392	16,587
Lannett Co. Inc.(a)(b)	8,206	40,702
Liquidia Technologies Inc.(a)(b)	5,221	113,087
Mallinckrodt PLC(a)(b)	28,330	447,614
Marinus Pharmaceuticals Inc.(a)	14,345	41,170
Medicines Co. (The)(a)(b)	25,100	480,414
Melinta Therapeutics Inc.(a)	2,784	2,207
Menlo Therapeutics Inc.(a)(b)	3,163	13,032
Merck & Co. Inc.	905,916	69,221,042
Mylan NV(a)	180,185	4,937,069
MyoKardia Inc.(a)(b)	12,123	592,330
Nektar Therapeutics(a)	54,057	1,776,854
Neos Therapeutics Inc.(a)(b)	11,628	19,186
Ocular Therapeutix Inc.(a)(b)	5,695	22,666
Odonate Therapeutics Inc.(a)(b)	3,853	54,250
Omeros Corp.(a)(b)	17,759	197,835
Optinose Inc.(a)(b)	5,529	34,280
Pacira Pharmaceuticals Inc./DE(a)	13,438	578,103
Paratek Pharmaceuticals Inc.(a)(b)	8,846	45,380
Perrigo Co. PLC	44,212	1,713,215
Pfizer Inc.	2,019,255	88,140,481
Phibro Animal Health Corp., Class A	6,814	219,138
Prestige Consumer Healthcare Inc.(a)	17,754	548,243
Reata Pharmaceuticals Inc., Class A(a)	6,384	358,142
resTORbio Inc.(a)(b)	9,101	78,451
Revance Therapeutics Inc.(a)	12,275	247,096

Security	Shares	Value

Pharmaceuticals (continued)
scPharmaceuticals Inc.(a)(b)	6,140	$23,086
Sienna Biopharmaceuticals Inc.(a)	3,685	8,549
SIGA Technologies Inc.(a)(b)	17,815	140,738
Supernus Pharmaceuticals Inc.(a)(b)	16,952	563,145
Teligent Inc.(a)(b)	9,722	13,319
Tetraphase Pharmaceuticals Inc.(a)	11,058	12,496
TherapeuticsMD Inc.(a)(b)	68,933	262,635
Theravance Biopharma Inc.(a)	13,623	348,613
Tricida Inc.(a)(b)	3,978	93,801
Verrica Pharmaceuticals Inc.(a)(b)	6,243	50,880
WaVe Life Sciences Ltd.(a)	5,181	217,809
Xeris Pharmaceuticals Inc.(a)(b)	4,400	74,800
Zoetis Inc.	168,235	14,390,822
Zogenix Inc.(a)(b)	14,173	516,748
Zomedica Pharmaceuticals Corp.(a)(b)	52,158	64,154

		401,095,453

Professional Services — 0.5%
Acacia Research Corp.(a)(b)	13,218	39,390
ASGN Inc.(a)	17,195	937,127
Barrett Business Services Inc.	2,291	131,160
BG Staffing Inc.	4,792	98,955
CBIZ Inc.(a)	17,687	348,434
CoStar Group Inc.(a)	12,440	4,196,510
CRA International Inc.	3,455	147,010
Dun & Bradstreet Corp. (The)	12,413	1,771,832
Equifax Inc.	41,322	3,848,318
Exponent Inc.	17,460	885,397
Forrester Research Inc.	2,703	120,824
Franklin Covey Co.(a)	4,383	97,872
FTI Consulting Inc.(a)	13,620	907,637
GP Strategies Corp.(a)	3,490	44,009
Heidrick & Struggles International Inc.	5,830	181,838
Huron Consulting Group Inc.(a)	7,434	381,438
ICF International Inc.	6,230	403,579
IHS Markit Ltd.(a)	133,288	6,393,825
InnerWorkings Inc.(a)(b)	14,194	53,085
Insperity Inc.	12,895	1,203,877
Kelly Services Inc., Class A, NVS	9,068	185,713
Kforce Inc.	9,228	285,330
Korn/Ferry International	20,620	815,315
ManpowerGroup Inc.	22,660	1,468,368
Mistras Group Inc.(a)	4,935	70,965
Navigant Consulting Inc.	16,566	398,412
Nielsen Holdings PLC	124,672	2,908,598
Resources Connection Inc.	8,416	119,507
Robert Half International Inc.	41,976	2,401,027
TransUnion(b)	63,759	3,621,511
TriNet Group Inc.(a)	15,156	635,794
TrueBlue Inc.(a)	13,012	289,517
Upwork Inc.(a)	4,309	78,036
Verisk Analytics Inc.(a)(b)	56,097	6,116,817
WageWorks Inc.(a)	14,124	383,608
Willdan Group Inc.(a)(b)	2,905	101,617

		42,072,252

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	4,691	105,501
American Realty Investors Inc.(a)	6,809	82,185
CBRE Group Inc., Class A(a)	109,564	4,386,943
Consolidated-Tomoka Land Co.	1,279	67,147

321

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Cushman & Wakefield PLC(a)	15,671	$226,759
Forestar Group Inc.(a)(b)	5,154	71,383
FRP Holdings Inc.(a)	2,082	95,793
Griffin Industrial Realty Inc.	193	6,157
HFF Inc., Class A	12,345	409,360
Howard Hughes Corp. (The)(a)(b)	13,366	1,304,789
Jones Lang LaSalle Inc.	16,016	2,027,626
Kennedy-Wilson Holdings Inc.	45,817	832,495
Marcus & Millichap Inc.(a)	7,245	248,721
Maui Land & Pineapple Co. Inc.(a)(b)	4,333	42,983
Newmark Group Inc., Class A	54,974	440,891
RE/MAX Holdings Inc., Class A	5,801	178,381
Realogy Holdings Corp.(b)	40,880	600,118
Redfin Corp.(a)(b)	25,350	365,040
RMR Group Inc. (The), Class A	2,170	115,184
St. Joe Co. (The)(a)(b)	10,888	143,395
Stratus Properties Inc.(a)	2,129	51,053
Tejon Ranch Co.(a)(b)	9,743	161,539
Transcontinental Realty Investors Inc.(a)	3,076	87,112
Trinity Place Holdings Inc.(a)(b)	12,635	54,836

		12,105,391

Road & Rail — 1.0%
AMERCO	2,409	790,417
ArcBest Corp.	8,092	277,232
Avis Budget Group Inc.(a)(b)	23,829	535,676
Covenant Transportation Group Inc., Class A(a)	3,493	67,066
CSX Corp.	280,339	17,417,462
Daseke Inc.(a)(b)	8,369	30,798
Genesee & Wyoming Inc., Class A(a)	20,489	1,516,596
Heartland Express Inc.(b)	15,471	283,119
Hertz Global Holdings Inc.(a)(b)	20,477	279,511
JB Hunt Transport Services Inc.	30,187	2,808,598
Kansas City Southern.	35,466	3,385,230
Knight-Swift Transportation Holdings Inc.	45,879	1,150,187
Landstar System Inc.	14,058	1,344,929
Marten Transport Ltd.	12,141	196,563
Norfolk Southern Corp.	94,575	14,142,745
Old Dominion Freight Line Inc.(b)	22,704	2,803,717
PAM Transportation Services Inc.(a)	2,332	91,904
Ryder System Inc.	17,467	841,036
Saia Inc.(a)	9,285	518,289
Schneider National Inc., Class B.	14,498	270,678
U.S. Xpress Enterprises Inc., Class A(a)	7,231	40,566
Union Pacific Corp.	257,675	35,618,415
Universal Logistics Holdings Inc.	1,565	28,311
USA Truck Inc.(a)(b)	4,451	66,631
Werner Enterprises Inc.	17,130	506,020
YRC Worldwide Inc.(a)(b)	9,200	28,980

		85,040,676

Semiconductors & Semiconductor Equipment — 3.6%
ACM Research Inc., Class A(a)(b)	7,604	82,732
Adesto Technologies Corp.(a)(b)	10,886	47,898
Advanced Energy Industries Inc.(a)	13,996	600,848
Advanced Micro Devices Inc.(a)	324,896	5,997,580
Alpha & Omega Semiconductor Ltd.(a)	5,658	57,655
Ambarella Inc.(a)	11,173	390,832
Amkor Technology Inc.(a)	37,796	247,942
Analog Devices Inc.	128,168	11,000,659
Applied Materials Inc.	341,434	11,178,549

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Aquantia Corp.(a)(b)	7,291	$63,942
Axcelis Technologies Inc.(a)	13,729	244,376
AXT Inc.(a)	13,047	56,754
Broadcom Inc.	143,221	36,418,236
Brooks Automation Inc.	24,799	649,238
Cabot Microelectronics Corp.	9,713	926,135
CEVA Inc.(a)	7,307	161,412
Cirrus Logic Inc.(a)	21,857	725,215
Cohu Inc.	14,390	231,247
Cree Inc.(a)(b)	35,518	1,519,282
Cypress Semiconductor Corp.	123,468	1,570,513
Diodes Inc.(a)	14,285	460,834
Entegris Inc.	49,428	1,378,794
First Solar Inc.(a)	27,731	1,177,320
FormFactor Inc.(a)(b)	26,445	372,610
Ichor Holdings Ltd.(a)(b)	6,106	99,528
Impinj Inc.(a)(b)	6,084	88,522
Inphi Corp.(a)(b)	14,304	459,874
Integrated Device Technology Inc.(a)	44,548	2,157,460
Intel Corp.	1,590,181	74,627,194
KLA-Tencor Corp.	54,107	4,842,035
Kopin Corp.(a)(b)	21,499	21,478
Lam Research Corp.	53,872	7,335,750
Lattice Semiconductor Corp.(a)(b)	37,397	258,787
MACOM Technology Solutions Holdings Inc.(a)(b)	13,651	198,076
Marvell Technology Group Ltd.	191,073	3,093,472
Maxim Integrated Products Inc.	96,971	4,930,975
MaxLinear Inc.(a)(b)	20,303	357,333
Microchip Technology Inc.	80,155	5,764,748
Micron Technology Inc.(a)	393,309	12,479,695
MKS Instruments Inc.	18,853	1,218,092
Monolithic Power Systems Inc.	14,110	1,640,287
Nanometrics Inc.(a)	7,416	202,679
NeoPhotonics Corp.(a)(b)	8,755	56,732
NVE Corp.	1,411	123,519
NVIDIA Corp.	202,859	27,081,676
NXP Semiconductors NV	119,875	8,784,440
ON Semiconductor Corp.(a)(b)	144,224	2,381,138
PDF Solutions Inc.(a)(b)	8,088	68,182
Photronics Inc.(a)	19,125	185,130
Power Integrations Inc.	10,229	623,764
Qorvo Inc.(a)	44,072	2,676,493
QUALCOMM Inc.	401,945	22,874,690
Rambus Inc.(a)	35,480	272,132
Rudolph Technologies Inc.(a)	10,516	215,263
Semtech Corp.(a)	23,440	1,075,193
Silicon Laboratories Inc.(a)	14,706	1,158,980
Skyworks Solutions Inc.	62,243	4,171,526
SMART Global Holdings Inc.(a)(b)	3,285	97,565
SunPower Corp.(a)(b)	17,962	89,271
Synaptics Inc.(a)(b)	12,662	471,153
Teradyne Inc.	64,484	2,023,508
Texas Instruments Inc.	334,110	31,573,395
Ultra Clean Holdings Inc.(a)(b)	10,773	91,247
Universal Display Corp.	14,750	1,380,158
Veeco Instruments Inc.(a)	14,528	107,652
Versum Materials Inc.	37,005	1,025,779
Xilinx Inc.	88,815	7,564,374
Xperi Corp.	16,637	305,954

		311,815,502

322

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 6.4%
2U Inc.(a)(b)	18,718	$930,659
8x8 Inc.(a)	30,601	552,042
A10 Networks Inc.(a)	19,308	120,482
ACI Worldwide Inc.(a)	38,301	1,059,789
Adobe Inc.(a)	171,195	38,731,157
Agilysys Inc.(a)	4,696	67,341
Alarm.com Holdings Inc.(a)(b)	10,563	547,903
Altair Engineering Inc., Class A(a)(b)	11,100	306,138
Alteryx Inc., Class A(a)(b)	9,651	573,945
Amber Road Inc.(a)	13,301	109,467
American Software Inc./GA, Class A	7,498	78,354
Anaplan Inc.(a)	6,088	161,576
ANSYS Inc.(a)	28,721	4,105,380
Appfolio Inc., Class A(a)(b)	5,191	307,411
Apptio Inc., Class A(a)	11,564	438,969
Aspen Technology Inc.(a)	24,840	2,041,351
Asure Software Inc.(a)(b)	5,489	27,884
Atlassian Corp. PLC, Class A(a)(b)	34,386	3,059,666
Autodesk Inc.(a)	76,327	9,816,415
Avalara Inc.(a)(b)	3,077	95,849
Avaya Holdings Corp.(a)	35,866	522,209
Benefitfocus Inc.(a)	8,390	383,591
Blackbaud Inc.	16,688	1,049,675
Blackline Inc.(a)	13,723	561,957
Bottomline Technologies de Inc.(a)	14,449	693,552
Box Inc., Class A(a)	43,484	734,010
Cadence Design Systems Inc.(a)	96,416	4,192,168
Carbon Black Inc.(a)(b)	13,093	175,708
CDK Global Inc.	45,435	2,175,428
Ceridian HCM Holding Inc.(a)	11,965	412,673
ChannelAdvisor Corp.(a)	6,414	72,799
Cision Ltd.(a)	19,936	233,251
Citrix Systems Inc.	47,490	4,865,825
Cloudera Inc.(a)	33,219	367,402
CommVault Systems Inc.(a)	14,396	850,660
Cornerstone OnDemand Inc.(a)	19,128	964,625
Coupa Software Inc.(a)(b)	18,208	1,144,555
Digimarc Corp.(a)(b)	2,311	33,510
DocuSign Inc.(a)(b)	25,258	1,012,341
Domo Inc., Class B(a)	2,444	47,976
Ebix Inc.	8,770	373,251
eGain Corp.(a)	7,625	50,096
Elastic NV(a)	2,734	195,426
Ellie Mae Inc.(a)(b)	11,728	736,870
Envestnet Inc.(a)	14,705	723,339
Everbridge Inc.(a)(b)	9,115	517,367
Fair Isaac Corp.(a)	10,042	1,877,854
FireEye Inc.(a)(b)	64,944	1,052,742
Five9 Inc.(a)(b)	19,819	866,487
ForeScout Technologies Inc.(a)	9,871	256,547
Fortinet Inc.(a)	49,160	3,462,339
Fusion Connect Inc.(a)(b)	26,139	43,914
Guidewire Software Inc.(a)(b)	28,643	2,298,028
Hortonworks Inc.(a)	23,518	339,130
HubSpot Inc.(a)	12,870	1,618,145
Imperva Inc.(a)	12,973	722,466
Instructure Inc.(a)(b)	10,727	402,370
Intuit Inc.	84,810	16,694,848
j2 Global Inc.	15,905	1,103,489
LivePerson Inc.(a)	21,470	404,924

Security	Shares	Value

Software (continued)
LogMeIn Inc.	17,790	$1,451,130
Majesco(a)	2,032	14,407
Manhattan Associates Inc.(a)	22,455	951,418
Microsoft Corp.	2,637,782	267,919,518
MicroStrategy Inc., Class A(a)(b)	3,234	413,143
MINDBODY Inc., Class A(a)(b)	15,707	571,735
Mitek Systems Inc.(a)	8,505	91,939
MobileIron Inc.(a)	36,011	165,290
Model N Inc.(a)	9,072	120,023
Monotype Imaging Holdings Inc.	15,651	242,904
New Relic Inc.(a)	15,197	1,230,501
Nuance Communications Inc.(a)	97,163	1,285,466
Nutanix Inc., Class A(a)	48,310	2,009,213
OneSpan Inc.(a)	9,198	119,114
Oracle Corp.	886,772	40,037,756
Palo Alto Networks Inc.(a)	31,548	5,942,066
Park City Group Inc.(a)(b)	3,148	18,794
Paycom Software Inc.(a)(b)	17,483	2,140,793
Paylocity Holding Corp.(a)	10,262	617,875
Pegasystems Inc.	13,269	634,656
Pluralsight Inc., Class A(a)(b)	8,308	195,653
Progress Software Corp.	15,307	543,245
Proofpoint Inc.(a)	17,425	1,460,389
PROS Holdings Inc.(a)(b)	9,872	309,981
PTC Inc.(a)	40,923	3,392,517
Q2 Holdings Inc.(a)	13,022	645,240
QAD Inc., Class A	4,528	178,086
Qualys Inc.(a)	11,562	864,144
Rapid7 Inc.(a)	12,333	384,296
RealPage Inc.(a)(b)	24,283	1,170,198
Red Hat Inc.(a)	61,592	10,818,019
Rimini Street Inc.(a)(b)	16,274	83,811
RingCentral Inc., Class A(a)(b)	24,022	1,980,374
SailPoint Technologies Holding Inc.(a)	23,969	563,032
salesforce.com Inc.(a)	250,422	34,300,301
SecureWorks Corp., Class A(a)	2,086	35,233
SendGrid Inc.(a)	9,931	428,721
ServiceNow Inc.(a)(b)	61,743	10,993,341
ShotSpotter Inc.(a)	2,475	77,170
SolarWinds Corp.(a)	8,538	118,081
Splunk Inc.(a)	50,860	5,332,671
SPS Commerce Inc.(a)	5,936	489,008
SS&C Technologies Holdings Inc.	71,122	3,208,313
SVMK Inc.(a)	7,799	95,694
Symantec Corp.	220,691	4,169,956
Synopsys Inc.(a)	51,888	4,371,045
Tableau Software Inc., Class A(a)	24,891	2,986,920
Telaria Inc.(a)	23,109	63,088
Telenav Inc.(a)(b)	13,540	54,972
Tenable Holdings Inc.(a)	4,402	97,680
Teradata Corp.(a)	40,975	1,571,801
TiVo Corp.	38,132	358,822
Trade Desk Inc. (The), Class A(a)(b)	11,559	1,341,538
Tyler Technologies Inc.(a)	13,429	2,495,377
Ultimate Software Group Inc. (The)(a)	10,575	2,589,500
Upland Software Inc.(a)	7,021	190,831
Varonis Systems Inc.(a)	9,517	503,449
Verint Systems Inc.(a)	22,831	965,980
Veritone Inc.(a)(b)	4,024	15,291
VirnetX Holding Corp.(a)(b)	13,332	31,997

323

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
VMware Inc., Class A	24,647	$3,379,843
Workday Inc., Class A(a)(b)	50,595	8,079,010
Workiva Inc.(a)	11,033	395,974
Yext Inc.(a)(b)	27,800	412,830
Zendesk Inc.(a)	36,863	2,151,693
Zix Corp.(a)	19,323	110,721
Zscaler Inc.(a)(b)	20,660	810,079

		558,158,981

Specialty Retail — 2.3%
Aaron’s Inc.	24,112	1,013,910
Abercrombie & Fitch Co., Class A	23,408	469,330
Advance Auto Parts Inc.	24,711	3,890,994
American Eagle Outfitters Inc.	53,825	1,040,437
America’s Car-Mart Inc./TX(a)	2,504	181,415
Asbury Automotive Group Inc.(a)	6,890	459,287
Ascena Retail Group Inc.(a)(b)	55,853	140,191
At Home Group Inc.(a)(b)	15,716	293,261
AutoNation Inc.(a)(b)	19,822	707,645
AutoZone Inc.(a)	8,831	7,403,381
Barnes & Noble Education Inc.(a)	16,789	67,324
Barnes & Noble Inc.	24,228	171,777
Bed Bath & Beyond Inc.	47,682	539,760
Best Buy Co. Inc.	83,410	4,417,394
Big 5 Sporting Goods Corp.	6,019	15,589
Boot Barn Holdings Inc.(a)	8,492	144,619
Buckle Inc. (The)	8,719	168,625
Burlington Stores Inc.(a)(b)	22,931	3,730,186
Caleres Inc.	13,978	389,008
Camping World Holdings Inc., Class A	10,335	118,542
CarMax Inc.(a)	61,218	3,840,205
Carvana Co.(a)(b)	11,755	384,506
Cato Corp. (The), Class A	8,702	124,178
Chico’s FAS Inc.	41,696	234,331
Children’s Place Inc. (The)	5,820	524,324
Citi Trends Inc.	4,720	96,241
Conn’s Inc.(a)	7,884	148,692
Container Store Group Inc. (The)(a)(b)	4,634	22,104
Dick’s Sporting Goods Inc.	26,761	834,943
DSW Inc., Class A	22,960	567,112
Express Inc.(a)(b)	27,138	138,675
Five Below Inc.(a)	19,017	1,945,819
Floor & Decor Holdings Inc., Class A(a)(b)	16,678	431,960
Foot Locker Inc.	40,205	2,138,906
Francesca’s Holdings Corp.(a)(b)	14,120	13,708
GameStop Corp., Class A	33,607	424,120
Gap Inc. (The)	75,354	1,941,119
Genesco Inc.(a)	6,680	295,924
GNC Holdings Inc., Class A(a)	24,200	57,354
Group 1 Automotive Inc.	6,736	355,122
Guess? Inc.	18,981	394,235
Haverty Furniture Companies Inc.	5,952	111,779
Hibbett Sports Inc.(a)	8,411	120,277
Home Depot Inc. (The)	401,125	68,921,297
Hudson Ltd., Class A(a)(b)	13,587	233,017
J. Jill Inc.(a)(b)	7,033	37,486
Kirkland’s Inc.(a)	7,012	66,824
L Brands Inc.	79,272	2,034,912
Lithia Motors Inc., Class A	8,311	634,379
Lowe’s Companies Inc.	283,696	26,202,163
Lumber Liquidators Holdings Inc.(a)(b)	8,673	82,567

Security	Shares	Value

Specialty Retail (continued)
MarineMax Inc.(a)	9,545	$174,769
Michaels Companies Inc. (The)(a)(b)	39,377	533,165
Monro Inc.(b)	10,888	748,550
Murphy USA Inc.(a)	10,497	804,490
National Vision Holdings Inc.(a)	21,073	593,626
Office Depot Inc.	180,078	464,601
O’Reilly Automotive Inc.(a)	27,387	9,430,166
Party City Holdco Inc.(a)(b)	21,189	211,466
Penske Automotive Group Inc.	11,605	467,914
Pier 1 Imports Inc.	31,037	9,491
Rent-A-Center Inc./TX(a)	18,074	292,618
RH(a)(b)	6,862	822,205
Ross Stores Inc.	126,844	10,553,421
RTW RetailWinds Inc., NVS(a)	4,754	13,454
Sally Beauty Holdings Inc.(a)	43,319	738,589
Shoe Carnival Inc.	4,638	155,419
Signet Jewelers Ltd.	17,064	542,123
Sleep Number Corp.(a)(b)	11,242	356,709
Sonic Automotive Inc., Class A	9,469	130,293
Sportsman’s Warehouse Holdings Inc.(a)(b)	9,507	41,641
Tailored Brands Inc.	16,343	222,918
Tiffany & Co.	42,666	3,435,040
Tile Shop Holdings Inc.	10,470	57,376
Tilly’s Inc., Class A	10,828	117,592
TJX Companies Inc. (The)	431,317	19,297,123
Tractor Supply Co.	42,049	3,508,569
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	19,780	4,842,935
Urban Outfitters Inc.(a)	24,555	815,226
Williams-Sonoma Inc.	28,373	1,431,418
Winmark Corp.	851	135,309
Zumiez Inc.(a)	7,052	135,187

		199,804,357

Technology Hardware, Storage & Peripherals — 3.4%
3D Systems Corp.(a)(b)	35,058	356,540
Apple Inc.	1,652,914	260,730,654
Avid Technology Inc.(a)(b)	9,808	46,588
Cray Inc.(a)	12,680	273,761
Dell Technologies Inc., Class C(a)	51,727	2,527,881
Diebold Nixdorf Inc.(b)	26,346	65,602
Eastman Kodak Co.(a)(b)	5,709	14,558
Electronics For Imaging Inc.(a)	16,665	413,292
Hewlett Packard Enterprise Co.	511,144	6,752,212
HP Inc.	549,192	11,236,468
Immersion Corp.(a)	8,765	78,534
NCR Corp.(a)(b)	40,502	934,786
NetApp Inc.	90,762	5,415,769
Pure Storage Inc., Class A(a)	56,930	915,435
Stratasys Ltd.(a)(b)	15,740	283,477
USA Technologies Inc.(a)(b)	18,984	73,848
Western Digital Corp.	102,970	3,806,801
Xerox Corp.	68,950	1,362,452

		295,288,658

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	15,809	1,290,331
Columbia Sportswear Co.	10,609	892,111
Crocs Inc.(a)	22,991	597,306
Culp Inc.	2,688	50,803
Deckers Outdoor Corp.(a)	9,978	1,276,685
Fossil Group Inc.(a)(b)	13,975	219,827

324

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.(a)(b)	14,540	$405,521
Hanesbrands Inc.	123,731	1,550,349
Lululemon Athletica Inc.(a)	33,165	4,033,196
Michael Kors Holdings Ltd.(a)	49,075	1,860,924
Movado Group Inc.	5,725	181,024
NIKE Inc., Class B	437,161	32,411,116
Oxford Industries Inc.	5,971	424,180
PVH Corp.	26,423	2,456,018
Ralph Lauren Corp.	18,730	1,937,806
Rocky Brands Inc.	3,377	87,802
Skechers U.S.A. Inc., Class A(a)	45,428	1,039,847
Steven Madden Ltd.	28,902	874,574
Superior Group of Companies Inc.	2,396	42,289
Tapestry Inc.	100,008	3,375,270
Under Armour Inc., Class A(a)(b)	65,358	1,154,876
Under Armour Inc., Class C, NVS(a)(b)	66,521	1,075,645
Unifi Inc.(a)	4,489	102,529
Vera Bradley Inc.(a)	6,231	53,400
VF Corp.	113,010	8,062,133
Wolverine World Wide Inc.	33,316	1,062,447

		66,518,009

Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)	19,796	498,463
BankFinancial Corp.	6,773	101,256
Beneficial Bancorp. Inc.	21,700	310,093
Bridgewater Bancshares Inc.(a)(b)	7,559	79,747
BSB Bancorp. Inc./MA(a)	3,759	105,478
Capitol Federal Financial Inc.	41,471	529,585
Columbia Financial Inc.(a)	17,001	259,945
Dime Community Bancshares Inc.	9,901	168,119
Entegra Financial Corp.(a)	2,018	41,874
ESSA Bancorp. Inc.	2,657	41,476
Essent Group Ltd.(a)	32,921	1,125,240
Federal Agricultural Mortgage Corp., Class C, NVS	3,346	202,232
First Defiance Financial Corp.	6,375	156,251
Flagstar Bancorp. Inc.(a)	9,797	258,641
FS Bancorp. Inc.	1,638	70,237
Greene County Bancorp. Inc.	1,040	32,365
Hingham Institution for Savings	358	70,791
Home Bancorp. Inc.	2,001	70,835
HomeStreet Inc.(a)(b)	7,886	167,420
Impac Mortgage Holdings Inc.(a)(b)	4,331	16,371
Kearny Financial Corp./MD	31,966	409,804
LendingTree Inc.(a)(b)	2,673	586,911
Luther Burbank Corp.	7,681	69,283
Malvern Bancorp. Inc.(a)	3,616	71,344
Merchants Bancorp/IN	4,565	91,117
Meridian Bancorp. Inc.	17,052	244,185
Meta Financial Group Inc.	10,563	204,817
MGIC Investment Corp.(a)	127,507	1,333,723
Mr Cooper Group Inc.(a)	25,338	295,695
New York Community Bancorp. Inc.	162,387	1,528,062
NMI Holdings Inc., Class A(a)(b)	21,979	392,325
Northfield Bancorp. Inc.	11,588	157,017
Northwest Bancshares Inc.	27,563	466,917
OceanFirst Financial Corp.	15,254	343,368
Oconee Federal Financial Corp.	3,200	79,680
Ocwen Financial Corp.(a)	33,163	44,438
OP Bancorp(a)	7,840	69,541
Oritani Financial Corp.	14,449	213,123

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
PCSB Financial Corp.(b)	6,109	$119,492
PennyMac Financial Services Inc.(c)	3,152	67,012
Ponce de Leon Federal Bank, NVS(a)	6,174	78,657
Provident Bancorp. Inc.(a)(b)	1,418	30,742
Provident Financial Services Inc.	21,884	528,061
Prudential Bancorp. Inc.	4,868	85,677
Radian Group Inc.	76,029	1,243,834
Riverview Bancorp. Inc.	12,804	93,213
SI Financial Group Inc.	3,681	46,859
Southern Missouri Bancorp. Inc.	2,026	68,681
Sterling Bancorp Inc./MI	7,063	49,088
Territorial Bancorp. Inc.	3,534	91,813
TFS Financial Corp.	19,866	320,439
Timberland Bancorp. Inc./WA	3,714	82,822
TrustCo Bank Corp. NY	26,441	181,385
United Community Financial Corp./OH	12,765	112,970
United Financial Bancorp. Inc.	18,670	274,449
Walker & Dunlop Inc.	10,373	448,632
Washington Federal Inc.	28,668	765,722
Waterstone Financial Inc.	10,745	180,086
Western New England Bancorp Inc.	13,595	136,494
WSFS Financial Corp.	10,400	394,264

		16,308,161

Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	46,152	114,918
Altria Group Inc.	659,683	32,581,743
Philip Morris International Inc.	541,042	36,119,964
Pyxus International Inc.(a)(b)	6,165	73,117
Turning Point Brands Inc.	2,057	55,992
Universal Corp./VA	8,575	464,336
Vector Group Ltd.	33,790	328,777

		69,738,847

Trading Companies & Distributors — 0.3%
Air Lease Corp.	34,371	1,038,348
Aircastle Ltd.	20,733	357,437
Applied Industrial Technologies Inc.	12,889	695,233
Beacon Roofing Supply Inc.(a)	22,644	718,268
BlueLinx Holdings Inc.(a)(b)	3,064	75,711
BMC Stock Holdings Inc.(a)	22,215	343,888
CAI International Inc.(a)	5,603	130,158
DXP Enterprises Inc./TX(a)	4,544	126,505
EVI Industries Inc.(b)	2,315	77,205
Fastenal Co.	99,332	5,194,070
Foundation Building Materials Inc.(a)	4,391	36,489
GATX Corp.	13,150	931,151
General Finance Corp.(a)	861	8,705
GMS Inc.(a)	10,572	157,100
H&E Equipment Services Inc.	10,613	216,717
HD Supply Holdings Inc.(a)(b)	64,241	2,410,322
Herc Holdings Inc.(a)	8,239	214,132
Kaman Corp.	10,051	563,761
Lawson Products Inc./DE(a)	1,950	61,620
MRC Global Inc.(a)(b)	30,224	369,639
MSC Industrial Direct Co. Inc., Class A	15,938	1,225,951
Nexeo Solutions Inc.(a)	10,542	90,556
NOW Inc.(a)(b)	35,907	417,957
Rush Enterprises Inc., Class A	10,677	368,143
Rush Enterprises Inc., Class B	2,228	79,317
SiteOne Landscape Supply Inc.(a)(b)	13,810	763,279

325

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Systemax Inc.	3,704	$88,489
Textainer Group Holdings Ltd.(a)(b)	10,756	107,130
Titan Machinery Inc.(a)	5,578	73,351
Triton International Ltd.	17,914	556,588
United Rentals Inc.(a)	28,776	2,950,403
Univar Inc.(a)	38,996	691,789
Veritiv Corp.(a)	4,617	115,286
Watsco Inc.	10,979	1,527,618
WESCO International Inc.(a)	16,397	787,056
Willis Lease Finance Corp.(a)	1,378	47,679
WW Grainger Inc.	15,663	4,422,605

		28,039,656

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	27,481	1,004,705

Water Utilities — 0.1%
American States Water Co.	12,084	810,112
American Water Works Co. Inc.	62,648	5,686,559
Aqua America Inc.	62,791	2,146,824
AquaVenture Holdings Ltd.(a)(b)	3,513	66,361
Artesian Resources Corp., Class A, NVS	2,468	86,059
Cadiz Inc.(a)(b)	7,081	72,934
California Water Service Group.	17,412	829,856
Connecticut Water Service Inc.	4,669	312,216
Consolidated Water Co. Ltd.	6,409	74,729
Global Water Resources Inc.(b)	2,674	27,114
Middlesex Water Co.	4,861	259,334
Pure Cycle Corp.(a)	11,595	115,138
SJW Group.	6,242	347,180
York Water Co. (The)	4,395	140,904

		10,975,320

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	14,470	297,648
Gogo Inc.(a)(b)	17,763	53,111
NII Holdings Inc.(a)(b)	30,548	134,717

Security	Shares	Value

Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	17,199	$761,056
Spok Holdings Inc.	6,477	85,885
Sprint Corp.(a)(b)	230,475	1,341,365
Telephone & Data Systems Inc.	35,823	1,165,680
T-Mobile U.S. Inc.(a)	107,286	6,824,462
U.S. Cellular Corp.(a)	4,496	233,657

		10,897,581

Total Common Stocks — 99.8% (Cost: $7,441,965,712)		8,745,946,377

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(e)(f)	199,776,551	199,796,529
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(e)	23,775,916	23,775,916

		223,572,445

Total Short-Term Investments — 2.5% (Cost: $223,556,761)		223,572,445

Total Investments in Securities — 102.3% (Cost: $7,665,522,473)		8,969,518,822

Other Assets, Less Liabilities — (2.3)%		(204,430,602)

Net Assets — 100.0%		$8,765,088,220

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	187,493,833	12,282,718	(a)	—	199,776,551	$199,796,529	$1,297,397	(b)	$6,135	$20,672
BlackRock Cash Funds: Treasury, SL Agency Shares	9,216,649	14,559,267	(a)	—	23,775,916	23,775,916	251,448		—	—
BlackRock Inc.	37,412	10,897		(6,177)	42,132	16,550,292	341,644		1,560,351	(7,135,402)
PennyMac Financial Services Inc.	3,152	—		—	3,152	67,012	1,261		—	(4,381)
PennyMac Mortgage Investment Trust.	18,812	10,821		(9,091)	20,542	382,492	36,857		(14,031)	30,103
PNC Financial Services Group Inc. (The) (c)	143,376	44,156		(26,350)	161,182	18,843,788	386,632		1,371,955	(6,271,805)

						$259,416,029	$2,315,239		$2,924,410	$(13,360,813)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

326

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell 3000 ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	31	03/15/19	$2,091	$54,020
S&P 500 E-Mini	119	03/15/19	14,906	328,083

				$382,103

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,745,930,438	$—	$15,939	$8,745,946,377
Money Market Funds	223,572,445	—	—	223,572,445

	$8,969,502,883	$—	$15,939	$8,969,518,822

Derivative financial instruments(a)
Assets
Futures Contracts	$382,103	$—	$—	$382,103

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

327

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Arconic Inc.	1,111,598	$18,741,542
BWX Technologies Inc.	251,782	9,625,626
Curtiss-Wright Corp.	114,461	11,688,757
Harris Corp.	304,949	41,061,383
HEICO Corp.	100,151	7,759,700
HEICO Corp., Class A	196,926	12,406,338
Hexcel Corp.	219,862	12,606,887
Huntington Ingalls Industries Inc.	109,792	20,894,516
L3 Technologies Inc.	201,568	35,004,299
Spirit AeroSystems Holdings Inc., Class A	273,994	19,752,227
Teledyne Technologies Inc.(a)	90,961	18,835,294
Textron Inc.	622,135	28,611,989
TransDigm Group Inc.(a)	124,834	42,451,050

		279,439,608

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	349,293	29,372,048
Expeditors International of Washington Inc.	439,982	29,958,375
XPO Logistics Inc.(a)	324,079	18,485,466

		77,815,889

Airlines — 0.8%
Alaska Air Group Inc.	309,692	18,844,758
American Airlines Group Inc.	1,061,592	34,087,719
Copa Holdings SA, Class A, NVS	78,568	6,184,087
JetBlue Airways Corp.(a)(b)	779,090	12,512,186
United Continental Holdings Inc.(a)	630,231	52,769,242

		124,397,992

Auto Components — 0.7%
Adient PLC	236,750	3,565,455
Aptiv PLC	678,965	41,803,875
BorgWarner Inc.	537,908	18,686,924
Gentex Corp.	694,112	14,028,003
Goodyear Tire & Rubber Co. (The)	592,001	12,082,740
Lear Corp.	163,874	20,133,560
Visteon Corp.(a)	74,784	4,507,980

		114,808,537

Automobiles — 0.1%
Harley-Davidson Inc.	416,780	14,220,534
Thor Industries Inc.	126,925	6,600,100

		20,820,634

Banks — 4.1%
Associated Banc-Corp.	427,814	8,466,439
Bank of Hawaii Corp.	105,421	7,096,942
Bank OZK	306,644	7,000,683
BankUnited Inc.	261,885	7,840,837
BOK Financial Corp.	82,515	6,050,825
CIT Group Inc.	270,145	10,338,449
Citizens Financial Group Inc.	1,197,453	35,600,278
Comerica Inc.	412,441	28,330,572
Commerce Bancshares Inc.	257,691	14,526,042
Cullen/Frost Bankers Inc.	148,373	13,047,922
East West Bancorp. Inc.	371,895	16,188,589
F.N.B. Corp.	816,504	8,034,399
Fifth Third Bancorp.	1,690,934	39,787,677
First Citizens BancShares Inc./NC, Class A	20,029	7,551,934
First Hawaiian Inc.	270,086	6,079,636
First Horizon National Corp.	843,849	11,105,053
First Republic Bank/CA	421,715	36,647,033

Security	Shares	Value

Banks (continued)
Huntington Bancshares Inc./OH	2,700,393	$32,188,685
KeyCorp.	2,656,470	39,262,627
M&T Bank Corp.	360,768	51,636,724
PacWest Bancorp.	317,744	10,574,520
People’s United Financial Inc.	940,557	13,572,237
Pinnacle Financial Partners Inc.	194,916	8,985,628
Popular Inc.	254,759	12,029,720
Prosperity Bancshares Inc.	173,506	10,809,424
Regions Financial Corp.	2,644,908	35,388,869
Signature Bank/New York NY	139,953	14,388,568
Sterling Bancorp./DE	563,643	9,305,746
SunTrust Banks Inc.	1,155,467	58,281,755
SVB Financial Group(a)	136,637	25,950,099
Synovus Financial Corp.	411,125	13,151,889
TCF Financial Corp.	420,882	8,202,990
Texas Capital Bancshares Inc.(a)	131,775	6,732,385
Umpqua Holdings Corp.	554,477	8,816,184
Webster Financial Corp.	237,761	11,719,240
Western Alliance Bancorp.(a)(b)	256,540	10,130,765
Wintrust Financial Corp.	141,101	9,381,805
Zions Bancorp. N.A	484,148	19,724,189

		673,927,359

Beverages — 0.5%
Brown-Forman Corp., Class A	129,710	6,150,848
Brown-Forman Corp., Class B, NVS	722,996	34,400,150
Keurig Dr Pepper Inc.	463,775	11,891,191
Molson Coors Brewing Co., Class B	444,658	24,971,993

		77,414,182

Biotechnology — 1.5%
Agios Pharmaceuticals Inc.(a)(b)	127,875	5,896,316
Alkermes PLC(a)	399,843	11,799,367
Alnylam Pharmaceuticals Inc.(a)(b)	230,028	16,771,342
BioMarin Pharmaceutical Inc.(a)	454,368	38,689,435
Bluebird Bio Inc.(a)	138,102	13,699,718
Exact Sciences Corp.(a)	307,667	19,413,788
Exelixis Inc.(a)(b)	758,726	14,924,141
Incyte Corp.(a)(b)	449,546	28,586,630
Ionis Pharmaceuticals Inc.(a)(b)	322,253	17,420,997
Neurocrine Biosciences Inc.(a)(b)	228,427	16,311,972
Sage Therapeutics Inc.(a)(b)	118,376	11,339,237
Sarepta Therapeutics Inc.(a)	169,124	18,456,502
Seattle Genetics Inc.(a)(b)	277,197	15,705,982
TESARO Inc.(a)	98,402	7,306,349
United Therapeutics Corp.(a)	111,508	12,143,221

		248,464,997

Building Products — 0.7%
Allegion PLC	244,278	19,471,399
AO Smith Corp.	367,121	15,676,067
Armstrong World Industries Inc.	110,142	6,411,366
Fortune Brands Home & Security Inc.	360,698	13,702,917
Lennox International Inc.	92,590	20,264,247
Masco Corp.	779,007	22,778,165
Owens Corning	276,510	12,160,910
USG Corp.	206,028	8,789,154

		119,254,225

Capital Markets — 3.1%
Affiliated Managers Group Inc.	133,629	13,020,810
Ameriprise Financial Inc.	356,341	37,191,310
BGC Partners Inc., Class A	695,481	3,595,637

328

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	286,111	$27,990,239
E*TRADE Financial Corp.	651,367	28,581,984
Eaton Vance Corp., NVS	292,699	10,297,151
Evercore Inc., Class A	101,448	7,259,619
FactSet Research Systems Inc.	95,980	19,208,477
Franklin Resources Inc.	769,334	22,818,447
Interactive Brokers Group Inc., Class A(b)	187,919	10,269,773
Invesco Ltd.	1,042,851	17,457,326
Lazard Ltd., Class A	302,787	11,175,868
Legg Mason Inc.	211,770	5,402,253
LPL Financial Holdings Inc.	223,473	13,649,731
MarketAxess Holdings Inc.	94,249	19,915,756
Moody’s Corp.	428,879	60,060,215
Morningstar Inc.	47,975	5,269,574
MSCI Inc.	223,821	32,997,930
Nasdaq Inc.	296,476	24,183,547
Northern Trust Corp.	526,138	43,979,875
Raymond James Financial Inc.	336,592	25,045,811
SEI Investments Co.	335,676	15,508,231
T Rowe Price Group Inc.	608,426	56,169,888
Virtu Financial Inc., Class A	111,622	2,875,383

		513,924,835

Chemicals — 2.0%
Albemarle Corp.	270,200	20,824,314
Ashland Global Holdings Inc.	162,093	11,502,119
Axalta Coating Systems Ltd.(a)	546,363	12,795,821
Cabot Corp.	153,455	6,589,358
Celanese Corp.	341,816	30,753,185
CF Industries Holdings Inc.	589,911	25,667,028
Chemours Co. (The)	437,821	12,355,309
Eastman Chemical Co.	361,182	26,406,016
FMC Corp.	343,801	25,427,522
Huntsman Corp.	568,551	10,967,349
International Flavors & Fragrances Inc.	258,111	34,656,564
Mosaic Co. (The)(b)	900,022	26,289,643
NewMarket Corp.	19,711	8,122,706
Olin Corp.	422,039	8,487,204
Platform Specialty Products Corp.(a)(b)	585,493	6,048,143
RPM International Inc.	337,894	19,861,409
Scotts Miracle-Gro Co. (The)	101,531	6,240,095
Valvoline Inc.	494,596	9,570,433
Westlake Chemical Corp.	95,566	6,323,602
WR Grace & Co.	172,999	11,229,365

		320,117,185

Commercial Services & Supplies — 0.9%
ADT Inc.(b)	284,239	1,708,276
Cintas Corp.	224,927	37,785,487
Clean Harbors Inc.(a)	130,028	6,416,882
Copart Inc.(a)(b)	519,779	24,835,041
KAR Auction Services Inc.	346,460	16,533,071
Republic Services Inc.	561,109	40,450,348
Rollins Inc.	375,570	13,558,077
Stericycle Inc.(a)	209,642	7,691,765

		148,978,947

Communications Equipment — 1.0%
Arista Networks Inc.(a)	147,518	31,082,043
ARRIS International PLC(a)(b)	417,494	12,762,792
CommScope Holding Co. Inc.(a)(b)	480,045	7,867,938
EchoStar Corp., Class A(a)	126,660	4,650,955

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	156,606	$25,374,870
Juniper Networks Inc.	874,151	23,523,403
Motorola Solutions Inc.	416,356	47,897,594
Ubiquiti Networks Inc.(b)	38,410	3,818,338

		156,977,933

Construction & Engineering — 0.4%
AECOM(a)(b)	403,645	10,696,592
Arcosa Inc.(a)	124,102	3,436,384
Fluor Corp.	363,620	11,708,564
Jacobs Engineering Group Inc.	327,182	19,127,060
Quanta Services Inc.	378,188	11,383,459
Valmont Industries Inc.	55,843	6,195,781

		62,547,840

Construction Materials — 0.4%
Eagle Materials Inc.	119,390	7,286,372
Martin Marietta Materials Inc.	161,056	27,680,695
Vulcan Materials Co.	336,459	33,242,149

		68,209,216

Consumer Finance — 1.0%
Ally Financial Inc.	1,090,382	24,708,056
Credit Acceptance Corp.(a)	29,348	11,203,893
Discover Financial Services	863,627	50,936,721
Navient Corp.	661,180	5,824,996
OneMain Holdings Inc.(a)	202,700	4,923,583
Santander Consumer USA Holdings Inc.	292,421	5,143,685
SLM Corp.(a)(b)	1,100,404	9,144,357
Synchrony Financial	1,902,785	44,639,336

		156,524,627

Containers & Packaging — 1.5%
AptarGroup Inc.	160,591	15,106,795
Ardagh Group SA	49,090	543,917
Avery Dennison Corp.	220,914	19,844,705
Ball Corp.	861,527	39,613,011
Bemis Co. Inc.	229,144	10,517,710
Berry Global Group Inc.(a)	339,887	16,154,829
Crown Holdings Inc.(a)(b)	333,811	13,876,523
Graphic Packaging Holding Co.	782,261	8,323,257
International Paper Co.	1,048,922	42,334,492
Owens-Illinois Inc.(a)	407,825	7,030,903
Packaging Corp. of America	240,112	20,039,748
Sealed Air Corp.	406,350	14,157,234
Silgan Holdings Inc.	200,969	4,746,888
Sonoco Products Co.	254,781	13,536,515
Westrock Co.	642,720	24,269,107

		250,095,634

Distributors — 0.4%
Genuine Parts Co.	368,687	35,401,326
LKQ Corp.(a)	820,193	19,463,180
Pool Corp.	101,657	15,111,313

		69,975,819

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(a)	147,615	16,451,692
frontdoor Inc.(a)(b)	171,523	4,564,227
Graham Holdings Co., Class B	10,768	6,897,765
Grand Canyon Education Inc.(a)(b)	122,284	11,756,384
H&R Block Inc.	529,106	13,423,419
Service Corp. International/U.S.	446,132	17,961,274

329

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(a)	351,524	$12,914,992

		83,969,753

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.(b)	504,310	8,386,675
Jefferies Financial Group Inc.	744,152	12,918,479
Voya Financial Inc.	397,436	15,953,081

		37,258,235

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	2,457,348	37,228,822
Zayo Group Holdings Inc.(a)	579,317	13,231,600

		50,460,422

Electric Utilities — 2.8%
Alliant Energy Corp.	603,573	25,500,959
Avangrid Inc.	141,858	7,105,667
Edison International	816,616	46,359,290
Entergy Corp.	466,086	40,116,022
Evergy Inc.	672,017	38,150,405
Eversource Energy	813,042	52,880,252
FirstEnergy Corp.	1,246,862	46,819,668
Hawaiian Electric Industries Inc.	273,810	10,026,922
OGE Energy Corp.	513,590	20,127,592
PG&E Corp.(a)	1,330,665	31,603,294
Pinnacle West Capital Corp.	286,578	24,416,446
PPL Corp.	1,857,763	52,630,426
Xcel Energy Inc.	1,309,321	64,510,246

		460,247,189

Electrical Equipment — 0.9%
Acuity Brands Inc.	103,245	11,868,013
AMETEK Inc.	587,618	39,781,739
GrafTech International Ltd.	154,913	1,772,205
Hubbell Inc.	141,554	14,061,974
nVent Electric PLC	406,996	9,141,130
Regal Beloit Corp.	109,750	7,687,987
Rockwell Automation Inc.	309,946	46,640,674
Sensata Technologies Holding PLC(a)(b)	414,156	18,570,755

		149,524,477

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	758,877	61,484,215
Arrow Electronics Inc.(a)(b)	224,713	15,493,961
Avnet Inc.	282,380	10,193,918
CDW Corp./DE	374,507	30,353,792
Cognex Corp.(b)	425,826	16,466,691
Coherent Inc.(a)(b)	62,716	6,629,708
Corning Inc.	2,027,566	61,252,769
Dolby Laboratories Inc., Class A	159,847	9,884,938
FLIR Systems Inc.	347,462	15,128,496
IPG Photonics Corp.(a)(b)	93,996	10,648,807
Jabil Inc.	404,618	10,030,480
Keysight Technologies Inc.(a)(b)	479,569	29,771,644
Littelfuse Inc.	61,059	10,470,397
National Instruments Corp.	286,707	13,010,764
Trimble Inc.(a)	640,194	21,068,785
Zebra Technologies Corp., Class A(a)	135,530	21,580,442

		343,469,807

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	196,328	5,316,562
Helmerich & Payne Inc.	275,455	13,205,313
Nabors Industries Ltd.	858,235	1,716,470

Security	Shares	Value

Energy Equipment & Services (continued)
National Oilwell Varco Inc.	975,895	$25,080,502
Patterson-UTI Energy Inc.	560,205	5,798,122
RPC Inc.	152,454	1,504,721
Transocean Ltd.(a)(b)	1,321,095	9,168,399
Weatherford International PLC(a)(b)	2,518,743	1,407,977

		63,198,066

Entertainment — 0.8%
Cinemark Holdings Inc.	270,642	9,688,984
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	65,464	1,945,590
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	507,925	15,593,297
Lions Gate Entertainment Corp., Class A	124,593	2,005,947
Lions Gate Entertainment Corp., Class B, NVS	260,435	3,875,273
Live Nation Entertainment Inc.(a)(b)	355,331	17,500,052
Madison Square Garden Co. (The), Class A(a)	47,938	12,833,002
Take-Two Interactive Software Inc.(a)(b)	288,935	29,742,969
Viacom Inc., Class A	28,075	780,766
Viacom Inc., Class B, NVS	905,984	23,283,789
Zynga Inc., Class A(a)(b)	1,934,819	7,603,839

		124,853,508

Equity Real Estate Investment Trusts (REITs) — 8.9%
Alexandria Real Estate Equities Inc.(b)	271,927	31,336,867
American Campus Communities Inc.	352,328	14,582,856
American Homes 4 Rent, Class A	672,355	13,346,247
Apartment Investment & Management Co., Class A	394,902	17,328,300
Apple Hospitality REIT Inc.	556,604	7,937,173
AvalonBay Communities Inc.	355,339	61,846,753
Boston Properties Inc.	396,939	44,675,484
Brandywine Realty Trust(b)	442,349	5,693,032
Brixmor Property Group Inc.	784,541	11,524,907
Brookfield Property REIT Inc., Class A(b)	321,166	5,170,773
Camden Property Trust	228,472	20,116,960
Colony Capital Inc.	1,231,679	5,764,258
Columbia Property Trust Inc.(b)	299,016	5,785,960
CoreSite Realty Corp.(b)	91,976	8,023,066
Corporate Office Properties Trust	262,078	5,511,500
CubeSmart	473,094	13,573,067
CyrusOne Inc.(b)	268,287	14,187,017
Digital Realty Trust Inc.(b)	526,694	56,119,246
Douglas Emmett Inc.	410,758	14,019,171
Duke Realty Corp.	914,906	23,696,065
Empire State Realty Trust Inc., Class A(b)	368,566	5,244,694
EPR Properties	191,257	12,246,186
Equity Commonwealth	296,891	8,909,699
Equity LifeStyle Properties Inc.	221,277	21,492,635
Equity Residential	924,172	61,004,594
Essex Property Trust Inc.	169,285	41,510,375
Extra Space Storage Inc.	312,500	28,275,000
Federal Realty Investment Trust	187,328	22,112,197
Gaming and Leisure Properties Inc.(b)	520,147	16,805,950
HCP Inc.(b)	1,203,053	33,601,270
Healthcare Trust of America Inc., Class A	530,282	13,421,437
Highwoods Properties Inc.	257,236	9,952,461
Hospitality Properties Trust	411,432	9,824,996
Host Hotels & Resorts Inc.	1,872,044	31,206,973
Hudson Pacific Properties Inc.	401,016	11,653,525
Invitation Homes Inc.	772,192	15,505,615
Iron Mountain Inc.(b)	730,098	23,662,476

330

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
JBG SMITH Properties	269,645	$9,386,342
Kilroy Realty Corp.(b)	252,553	15,880,533
Kimco Realty Corp.(b)	1,051,423	15,403,347
Lamar Advertising Co., Class A	215,729	14,924,132
Liberty Property Trust	380,946	15,954,018
Life Storage Inc.	119,192	11,083,664
Macerich Co. (The)	351,797	15,225,774
Medical Properties Trust Inc.(b)	938,461	15,090,453
Mid-America Apartment Communities Inc.	290,319	27,783,528
National Retail Properties Inc.	404,983	19,645,725
Omega Healthcare Investors Inc.(b)	505,260	17,759,889
Outfront Media Inc.	365,147	6,616,464
Paramount Group Inc.(b)	524,135	6,583,136
Park Hotels & Resorts Inc.(b)	519,807	13,504,586
Rayonier Inc.	326,045	9,028,186
Realty Income Corp.	760,096	47,916,452
Regency Centers Corp.	389,924	22,880,740
Retail Properties of America Inc., Class A(b)	550,555	5,973,522
Retail Value Inc.(b)	38,595	987,646
SBA Communications Corp.(a)	288,687	46,735,538
Senior Housing Properties Trust	594,613	6,968,864
SITE Centers Corp.	386,005	4,273,075
SL Green Realty Corp.	212,178	16,779,036
Spirit Realty Capital Inc.	216,471	7,630,603
STORE Capital Corp.	489,885	13,868,644
Sun Communities Inc.	215,050	21,872,736
Taubman Centers Inc.(b)	149,737	6,811,536
UDR Inc.	680,321	26,954,318
Uniti Group Inc.(a)(b)	437,089	6,805,476
Ventas Inc.(b)	913,257	53,507,728
VEREIT Inc.(b)	2,499,836	17,873,827
VICI Properties Inc.	1,022,024	19,193,611
Vornado Realty Trust	441,461	27,383,826
Weingarten Realty Investors(b)	302,079	7,494,580
Welltower Inc.	957,818	66,482,147
Weyerhaeuser Co.(b)	1,932,593	42,246,483
WP Carey Inc.(b)	406,096	26,534,313

		1,457,713,263

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	93,852	12,026,195
Kroger Co. (The)	2,043,916	56,207,690
Sprouts Farmers Market Inc.(a)(b)	326,856	7,684,385
U.S. Foods Holding Corp.(a)	554,858	17,555,707

		93,473,977

Food Products — 2.5%
Archer-Daniels-Midland Co.	1,436,813	58,866,229
Bunge Ltd.	361,810	19,335,126
Campbell Soup Co.	457,100	15,079,729
Conagra Brands Inc.	1,233,668	26,351,148
Flowers Foods Inc.	453,381	8,373,947
Hain Celestial Group Inc. (The)(a)(b)	240,932	3,821,182
Hershey Co. (The)	361,424	38,737,424
Hormel Foods Corp.	695,704	29,692,647
Ingredion Inc.	181,943	16,629,590
JM Smucker Co. (The)	281,668	26,333,141
Kellogg Co.	639,511	36,458,522
Lamb Weston Holdings Inc.	374,866	27,575,143
McCormick & Co. Inc./MD, NVS	312,834	43,559,006
Pilgrim’s Pride Corp.(a)(b)	140,729	2,182,707

Security	Shares	Value

Food Products (continued)
Post Holdings Inc.(a)(b)	165,789	$14,776,774
Seaboard Corp.	627	2,218,332
TreeHouse Foods Inc.(a)(b)	137,862	6,990,982
Tyson Foods Inc., Class A	748,567	39,973,478

		416,955,107

Gas Utilities — 0.4%
Atmos Energy Corp.	279,113	25,879,357
National Fuel Gas Co.	211,654	10,832,452
UGI Corp.	443,633	23,667,821

		60,379,630

Health Care Equipment & Supplies — 3.5%
ABIOMED Inc.(a)	109,757	35,675,415
Align Technology Inc.(a)(b)	203,356	42,588,847
Cantel Medical Corp.	93,018	6,925,190
Cooper Companies Inc. (The)	123,993	31,556,218
DENTSPLY SIRONA Inc.	564,463	21,003,668
DexCom Inc.(a)	223,846	26,816,751
Edwards Lifesciences Corp.(a)	540,469	82,783,637
Hill-Rom Holdings Inc.	170,963	15,138,774
Hologic Inc.(a)(b)	695,692	28,592,941
ICU Medical Inc.(a)(b)	39,555	9,083,015
IDEXX Laboratories Inc.(a)(b)	220,529	41,022,805
Insulet Corp.(a)(b)	151,853	12,044,980
Integra LifeSciences Holdings Corp.(a)	183,170	8,260,967
Masimo Corp.(a)(b)	117,961	12,665,472
Penumbra Inc.(a)(b)	77,458	9,465,368
ResMed Inc.	362,248	41,249,180
STERIS PLC	215,110	22,984,503
Teleflex Inc.	116,882	30,211,659
Varian Medical Systems Inc.(a)	234,383	26,557,938
West Pharmaceutical Services Inc.	188,394	18,468,264
Zimmer Biomet Holdings Inc.	521,688	54,109,479

		577,205,071

Health Care Providers & Services — 2.1%
Acadia Healthcare Co. Inc.(a)(b)	218,786	5,624,988
AmerisourceBergen Corp.	404,675	30,107,820
Cardinal Health Inc.	762,601	34,012,005
Centene Corp.(a)	519,551	59,904,230
Chemed Corp.	39,353	11,147,918
DaVita Inc.(a)(b)	329,933	16,978,352
Encompass Health Corp.	252,816	15,598,747
Henry Schein Inc.(a)(b)	388,139	30,476,674
Laboratory Corp. of America Holdings(a)	257,471	32,534,036
MEDNAX Inc.(a)	223,688	7,381,704
Molina Healthcare Inc.(a)(b)	158,994	18,478,283
Premier Inc., Class A(a)(b)	131,997	4,930,088
Quest Diagnostics Inc.	347,037	28,897,771
Universal Health Services Inc., Class B	214,011	24,945,122
WellCare Health Plans Inc.(a)	126,805	29,937,392

		350,955,130

Health Care Technology — 0.5%
athenahealth Inc.(a)	103,522	13,657,657
Cerner Corp.(a)(b)	814,597	42,717,467
Veeva Systems Inc., Class A(a)(b)	311,603	27,832,380

		84,207,504

Hotels, Restaurants & Leisure — 2.6%
Aramark	628,258	18,200,634
Caesars Entertainment Corp.(a)(b)	1,452,582	9,863,032
Chipotle Mexican Grill Inc.(a)(b)	62,495	26,984,716

331

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Choice Hotels International Inc.	88,345	$6,323,735
Darden Restaurants Inc.	316,747	31,630,355
Domino’s Pizza Inc.	106,021	26,292,148
Dunkin’ Brands Group Inc.	214,500	13,753,740
Extended Stay America Inc.	496,339	7,693,254
Hilton Grand Vacations Inc.(a)	244,753	6,459,032
Hilton Worldwide Holdings Inc.	716,247	51,426,535
Hyatt Hotels Corp., Class A	108,009	7,301,408
International Game Technology PLC	249,096	3,644,274
MGM Resorts International	1,258,211	30,524,199
Norwegian Cruise Line Holdings Ltd.(a)	561,689	23,809,997
Royal Caribbean Cruises Ltd.	426,997	41,756,037
Six Flags Entertainment Corp.	186,491	10,374,494
Vail Resorts Inc.	102,966	21,707,292
Wendy’s Co. (The)	470,072	7,337,824
Wyndham Destinations Inc.	247,543	8,871,941
Wyndham Hotels & Resorts Inc.	254,691	11,555,331
Wynn Resorts Ltd.	263,426	26,055,466
Yum China Holdings Inc.	929,904	31,179,681

		422,745,125

Household Durables — 1.2%
DR Horton Inc.	882,252	30,578,854
Garmin Ltd.	293,576	18,589,232
Leggett & Platt Inc.	340,397	12,199,829
Lennar Corp., Class A	737,770	28,883,696
Lennar Corp., Class B	42,110	1,319,306
Mohawk Industries Inc.(a)(b)	159,842	18,695,120
Newell Brands Inc.	1,118,187	20,787,096
NVR Inc.(a)	8,113	19,771,300
PulteGroup Inc.	656,248	17,055,886
Tempur Sealy International Inc.(a)(b)	115,556	4,784,018
Toll Brothers Inc.	355,833	11,717,581
Whirlpool Corp.	160,943	17,199,978

		201,581,896

Household Products — 0.6%
Church & Dwight Co. Inc.	629,313	41,383,623
Clorox Co. (The)	328,992	50,710,827
Energizer Holdings Inc.	149,103	6,732,000
Spectrum Brands Holdings Inc.	101,047	4,269,236

		103,095,686

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	1,696,464	24,530,870
NRG Energy Inc.	740,912	29,340,115
Vistra Energy Corp.(a)(b)	1,011,274	23,148,062

		77,019,047

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	150,901	15,168,569
Roper Technologies Inc.	260,268	69,366,627

		84,535,196

Insurance — 3.8%
Alleghany Corp.	37,039	23,087,149
American Financial Group Inc./OH	178,764	16,183,505
American National Insurance Co.	20,388	2,594,169
Arch Capital Group Ltd.(a)	994,197	26,564,944
Arthur J Gallagher & Co.	464,629	34,243,157
Aspen Insurance Holdings Ltd.	149,332	6,270,451
Assurant Inc.	132,747	11,872,892
Assured Guaranty Ltd.	269,498	10,316,383
Athene Holding Ltd., Class A(a)(b)	409,639	16,315,921

Security	Shares	Value

Insurance (continued)
Axis Capital Holdings Ltd.	213,757	$11,038,411
Brighthouse Financial Inc.(a)(b)	303,763	9,258,696
Brown & Brown Inc.	593,583	16,359,147
Cincinnati Financial Corp.	393,454	30,461,209
CNA Financial Corp.	71,433	3,153,767
Erie Indemnity Co., Class A, NVS	62,329	8,309,079
Everest Re Group Ltd.	104,088	22,666,203
Fidelity National Financial Inc.	678,944	21,345,999
First American Financial Corp.	261,479	11,672,423
Hanover Insurance Group Inc. (The)	110,042	12,849,604
Hartford Financial Services Group Inc. (The)	920,148	40,900,579
Lincoln National Corp.	545,575	27,993,453
Loews Corp.(b)	711,601	32,392,078
Markel Corp.(a)	35,059	36,392,995
Mercury General Corp.	71,574	3,701,092
Old Republic International Corp.	732,375	15,064,954
Principal Financial Group Inc.	719,007	31,758,539
Reinsurance Group of America Inc.	159,340	22,344,248
RenaissanceRe Holdings Ltd.	102,967	13,766,688
Torchmark Corp.	264,839	19,738,451
Unum Group	530,054	15,572,987
White Mountains Insurance Group Ltd.	8,051	6,905,262
Willis Towers Watson PLC	334,080	50,733,389
WR Berkley Corp.	238,820	17,651,186

		629,479,010

Interactive Media & Services — 0.8%
IAC/InterActiveCorp.(a)	190,825	34,928,608
Match Group Inc.(b)	138,378	5,918,427
TripAdvisor Inc.(a)(b)	269,616	14,543,087
Twitter Inc.(a)	1,842,514	52,953,852
Zillow Group Inc., Class A(a)(b)	142,680	4,484,433
Zillow Group Inc., Class C, NVS(a)(b)	309,012	9,758,599

		122,587,006

Internet & Direct Marketing Retail — 0.5%
Expedia Group Inc.	310,965	35,030,207
GrubHub Inc.(a)(b)	232,118	17,828,984
Qurate Retail Inc.(a)(b)	1,061,379	20,718,118
Wayfair Inc., Class A(a)(b)	145,554	13,111,504

		86,688,813

IT Services — 5.5%
Akamai Technologies Inc.(a)	405,108	24,743,997
Alliance Data Systems Corp.	121,283	18,202,153
Amdocs Ltd.	367,095	21,504,425
Black Knight Inc.(a)(b)	366,490	16,514,039
Booz Allen Hamilton Holding Corp.	358,055	16,137,539
Broadridge Financial Solutions Inc.	298,031	28,685,484
Conduent Inc.(a)	481,629	5,119,716
CoreLogic Inc.(a)	204,558	6,836,328
DXC Technology Co.	721,380	38,355,775
EPAM Systems Inc.(a)(b)	131,312	15,233,505
Euronet Worldwide Inc.(a)(b)	127,772	13,081,297
Fidelity National Information Services Inc.	838,100	85,947,155
First Data Corp., Class A(a)	1,391,920	23,537,367
Fiserv Inc.(a)	1,024,412	75,284,038
FleetCor Technologies Inc.(a)(b)	225,235	41,830,644
Gartner Inc.(a)(b)	226,518	28,958,061
Genpact Ltd.	372,057	10,041,819
Global Payments Inc.(b)	408,440	42,122,417
GoDaddy Inc., Class A(a)	409,917	26,898,754

332

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	197,067	$24,932,917
Leidos Holdings Inc.	360,940	19,028,757
Okta Inc.(a)(b)	222,194	14,175,977
Paychex Inc.	822,849	53,608,612
Sabre Corp.	705,001	15,256,222
Square Inc., Class A(a)	753,911	42,286,868
Switch Inc., Class A(b)	96,535	675,745
Total System Services Inc.	463,321	37,663,364
Twilio Inc., Class A(a)	188,596	16,841,623
VeriSign Inc.(a)	270,929	40,176,061
Western Union Co. (The)	1,157,390	19,745,073
WEX Inc.(a)(b)	105,350	14,755,321
Worldpay Inc., Class A(a)(b)	769,934	58,846,056

		897,027,109

Leisure Products — 0.3%
Brunswick Corp./DE	226,252	10,509,405
Hasbro Inc.	299,438	24,329,338
Mattel Inc.(a)(b)	870,720	8,698,493
Polaris Industries Inc.	150,309	11,525,694

		55,062,930

Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	820,397	55,343,982
Bio-Rad Laboratories Inc., Class A(a)	55,023	12,777,441
Bio-Techne Corp.	96,239	13,927,708
Bruker Corp.	258,771	7,703,613
Charles River Laboratories International Inc.(a)	122,303	13,842,254
IQVIA Holdings Inc.(a)	418,207	48,583,107
Mettler-Toledo International Inc.(a)	62,785	35,509,940
PerkinElmer Inc.(b)	282,543	22,193,753
PRA Health Sciences Inc.(a)	147,788	13,590,584
QIAGEN NV(a)(b)	570,541	19,655,137
Waters Corp.(a)(b)	192,361	36,288,903

		279,416,422

Machinery — 4.0%
AGCO Corp.	168,441	9,377,111
Allison Transmission Holdings Inc.	291,516	12,800,468
Colfax Corp.(a)	218,394	4,564,435
Crane Co.	126,438	9,126,295
Cummins Inc.	383,209	51,212,051
Donaldson Co. Inc.	327,827	14,224,414
Dover Corp.	372,966	26,461,938
Flowserve Corp.	339,209	12,896,726
Fortive Corp.	755,698	51,130,527
Gardner Denver Holdings Inc.(a)(b)	321,529	6,575,268
Gates Industrial Corp. PLC(a)(b)	119,233	1,578,645
Graco Inc.	426,670	17,856,140
IDEX Corp.	196,639	24,827,640
Ingersoll-Rand PLC	630,675	57,536,480
ITT Inc.	227,715	10,991,803
Lincoln Electric Holdings Inc.	162,148	12,785,370
Middleby Corp. (The)(a)(b)	141,499	14,536,192
Nordson Corp.	149,232	17,810,839
Oshkosh Corp.	185,911	11,398,203
PACCAR Inc.	880,337	50,302,456
Parker-Hannifin Corp.	339,888	50,690,896
Pentair PLC	398,998	15,074,144
Snap-on Inc.	144,079	20,933,238
Stanley Black & Decker Inc.	389,750	46,668,665
Terex Corp.	171,832	4,737,408

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	173,563	$6,477,371
Toro Co. (The)	265,889	14,857,877
Trinity Industries Inc.	380,874	7,842,196
WABCO Holdings Inc.(a)	132,327	14,203,980
Wabtec Corp.	221,300	15,546,325
Welbilt Inc.(a)(b)	324,437	3,604,495
Xylem Inc./NY	458,631	30,599,860

		649,229,456

Marine — 0.1%
Kirby Corp.(a)	149,795	10,090,191

Media — 1.6%
AMC Networks Inc., Class A(a)(b)	112,070	6,150,402
Cable One Inc.	10,944	8,975,174
CBS Corp., Class B, NVS	831,545	36,355,147
Discovery Inc., Class A(a)(b)	400,726	9,913,961
Discovery Inc., Class C, NVS(a)	885,387	20,434,732
DISH Network Corp., Class A(a)	573,551	14,321,568
GCI Liberty Inc., Class A(a)	257,624	10,603,804
Interpublic Group of Companies Inc. (The)	987,450	20,371,094
John Wiley & Sons Inc., Class A	111,940	5,257,822
Liberty Broadband Corp., Class A(a)(b)	67,691	4,860,891
Liberty Broadband Corp., Class C, NVS(a)(b)	267,656	19,279,262
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	213,050	7,840,240
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	421,328	15,580,709
News Corp., Class A, NVS	970,514	11,015,334
News Corp., Class B	318,389	3,677,393
Omnicom Group Inc.	571,159	41,831,685
Sirius XM Holdings Inc.(b)	3,313,468	18,919,902
Tribune Media Co., Class A	228,534	10,370,873

		265,759,993

Metals & Mining — 1.2%
Alcoa Corp.(a)(b)	483,598	12,854,035
Freeport-McMoRan Inc.	3,722,951	38,383,625
Newmont Mining Corp.	1,369,991	47,470,188
Nucor Corp.	809,540	41,942,267
Reliance Steel & Aluminum Co.	177,371	12,623,494
Royal Gold Inc.	168,553	14,436,565
Steel Dynamics Inc.	563,010	16,912,820
U.S. Steel Corp.	445,813	8,131,629

		192,754,623

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	1,336,935	23,449,840
Annaly Capital Management Inc.	3,346,774	32,865,321
Chimera Investment Corp.(b)	471,138	8,395,679
MFA Financial Inc.	1,129,715	7,546,496
New Residential Investment Corp.(b)	923,942	13,129,216
Starwood Property Trust Inc.(b)	685,895	13,518,990
Two Harbors Investment Corp.	620,907	7,972,446

		106,877,988

Multi-Utilities — 2.9%
Ameren Corp.	626,269	40,851,527
CenterPoint Energy Inc.	1,282,556	36,206,556
CMS Energy Corp.	725,864	36,039,148
Consolidated Edison Inc.	801,963	61,318,091
DTE Energy Co.	464,412	51,224,644
MDU Resources Group Inc.	504,459	12,026,302
NiSource Inc.	931,230	23,606,680

333

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Public Service Enterprise Group Inc.	1,298,003	$67,561,056
Sempra Energy	702,811	76,037,122
Vectren Corp.	215,232	15,492,399
WEC Energy Group Inc.	809,533	56,068,256

		476,431,781

Multiline Retail — 1.2%
Dollar General Corp.	683,495	73,872,140
Dollar Tree Inc.(a)(b)	602,574	54,424,484
Kohl’s Corp.	427,472	28,358,492
Macy’s Inc.(b)	784,419	23,359,998
Nordstrom Inc.	303,089	14,126,978

		194,142,092

Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.(a)(b)	610,543	5,732,999
Apache Corp.	976,678	25,637,798
Cabot Oil & Gas Corp.	1,121,985	25,076,365
Centennial Resource Development Inc./DE, Class A(a)(b)	462,960	5,101,819
Cheniere Energy Inc.(a)	593,154	35,108,785
Chesapeake Energy Corp.(a)(b)	2,274,212	4,775,845
Cimarex Energy Co.	242,229	14,933,418
CNX Resources Corp.(a)(b)	512,388	5,851,471
Concho Resources Inc.(a)(b)	500,904	51,487,922
Continental Resources Inc./OK(a)	220,955	8,880,181
Devon Energy Corp.	1,196,234	26,963,114
Diamondback Energy Inc.	405,382	37,578,911
EQT Corp.(b)	649,421	12,267,563
Equitrans Midstream Corp.(a)(b)	542,345	10,857,747
Extraction Oil & Gas Inc.(a)(b)	279,789	1,200,295
Hess Corp.	669,261	27,105,071
HollyFrontier Corp.	406,550	20,782,836
Kosmos Energy Ltd.(a)	609,545	2,480,848
Marathon Oil Corp.	2,121,641	30,424,332
Murphy Oil Corp.	414,960	9,705,914
Newfield Exploration Co.(a)	503,906	7,387,262
Noble Energy Inc.	1,227,844	23,034,353
ONEOK Inc.	1,055,480	56,943,146
Parsley Energy Inc., Class A(a)(b)	672,798	10,751,312
PBF Energy Inc., Class A	305,159	9,969,545
QEP Resources Inc.(a)(b)	597,547	3,364,190
Range Resources Corp.(b)	533,415	5,104,782
SM Energy Co.(b)	277,805	4,300,421
Targa Resources Corp.	577,685	20,808,214
Whiting Petroleum Corp.(a)	226,741	5,144,753
Williams Companies Inc. (The)	3,121,858	68,836,969
WPX Energy Inc.(a)(b)	1,033,303	11,727,989

		589,326,170

Paper & Forest Products — 0.0%
Domtar Corp.	156,596	5,501,217

Personal Products — 0.2%
Coty Inc., Class A	1,178,187	7,728,907
Herbalife Nutrition Ltd.(a)(b)	275,866	16,262,300
Nu Skin Enterprises Inc., Class A	141,588	8,683,592

		32,674,799

Pharmaceuticals — 0.6%
Catalent Inc.(a)	370,320	11,546,578
Elanco Animal Health Inc.(a)	184,759	5,825,451
Jazz Pharmaceuticals PLC(a)	150,742	18,685,978

Security	Shares	Value

Pharmaceuticals (continued)
Mylan NV(a)	1,321,114	$36,198,524
Nektar Therapeutics(a)(b)	405,189	13,318,562
Perrigo Co. PLC	326,798	12,663,423

		98,238,516

Professional Services — 1.5%
CoStar Group Inc.(a)	92,331	31,146,940
Dun & Bradstreet Corp. (The)	93,768	13,384,444
Equifax Inc.	308,706	28,749,790
IHS Markit Ltd.(a)(b)	979,736	46,997,936
ManpowerGroup Inc.	157,653	10,215,914
Nielsen Holdings PLC	915,833	21,366,384
Robert Half International Inc.	302,379	17,296,079
TransUnion(b)	470,879	26,745,927
Verisk Analytics Inc.(a)	413,422	45,079,535

		240,982,949

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	812,552	32,534,582
Howard Hughes Corp. (The)(a)(b)	100,797	9,839,803
Jones Lang LaSalle Inc.(b)	117,182	14,835,241
Realogy Holdings Corp	300,819	4,416,023

		61,625,649

Road & Rail — 0.7%
AMERCO	17,847	5,855,779
Genesee & Wyoming Inc., Class A(a)(b)	150,407	11,133,126
JB Hunt Transport Services Inc.	223,634	20,806,907
Kansas City Southern.	262,234	25,030,235
Knight-Swift Transportation Holdings Inc.(b)	325,836	8,168,709
Landstar System Inc.	106,186	10,158,815
Old Dominion Freight Line Inc.(b)	169,325	20,909,944
Ryder System Inc.	131,757	6,344,100
Schneider National Inc., Class B	120,017	2,240,717

		110,648,332

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)	2,413,720	44,557,271
Analog Devices Inc.	947,194	81,297,661
Cypress Semiconductor Corp	908,267	11,553,156
First Solar Inc.(a)(b)	207,149	8,794,511
KLA-Tencor Corp.	391,952	35,075,784
Lam Research Corp.	399,297	54,372,273
Marvell Technology Group Ltd.	1,424,415	23,061,279
Maxim Integrated Products Inc.	717,426	36,481,112
Microchip Technology Inc.(b)	591,209	42,519,751
MKS Instruments Inc.	136,665	8,829,926
Monolithic Power Systems Inc.	105,797	12,298,901
ON Semiconductor Corp.(a)(b)	1,066,243	17,603,672
Qorvo Inc.(a)	318,907	19,367,222
Skyworks Solutions Inc.	459,699	30,809,027
Teradyne Inc.	458,085	14,374,707
Universal Display Corp.(b)	110,542	10,343,415
Versum Materials Inc.	274,866	7,619,286
Xilinx Inc.	653,476	55,656,551

		514,615,505

Software — 5.6%
2U Inc.(a)(b)	141,589	7,039,805
ANSYS Inc.(a)	213,114	30,462,515
Aspen Technology Inc.(a)	184,805	15,187,275
Atlassian Corp. PLC, Class A(a)(b)	253,670	22,571,557
Autodesk Inc.(a)	563,009	72,408,587
Cadence Design Systems Inc.(a)	714,165	31,051,894

334

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
CDK Global Inc.	329,319	$15,767,794
Ceridian HCM Holding Inc.(a)(b)	88,441	3,050,330
Citrix Systems Inc.	348,937	35,752,085
DocuSign Inc.(a)(b)	187,594	7,518,768
Elastic NV(a)(b)	20,571	1,470,415
Fair Isaac Corp.(a)	74,255	13,885,685
FireEye Inc.(a)	502,303	8,142,332
Fortinet Inc.(a)(b)	361,086	25,431,287
Guidewire Software Inc.(a)(b)	210,008	16,848,942
LogMeIn Inc.	129,850	10,591,865
Manhattan Associates Inc.(a)(b)	167,881	7,113,118
Nuance Communications Inc.(a)(b)	744,922	9,855,318
Nutanix Inc., Class A(a)(b)	357,550	14,870,504
Palo Alto Networks Inc.(a)	234,479	44,164,120
Paycom Software Inc.(a)(b)	128,532	15,738,743
Pegasystems Inc.	95,312	4,558,773
Pluralsight Inc., Class A(a)(b)	60,806	1,431,981
Proofpoint Inc.(a)	130,940	10,974,081
PTC Inc.(a)(b)	301,029	24,955,304
RealPage Inc.(a)(b)	183,885	8,861,418
Red Hat Inc.(a)	454,591	79,844,363
RingCentral Inc., Class A(a)(b)	176,371	14,540,025
ServiceNow Inc.(a)(b)	456,831	81,338,760
SolarWinds Corp.(a)	63,856	883,128
Splunk Inc.(a)	377,808	39,613,169
SS&C Technologies Holdings Inc.	526,427	23,747,122
Symantec Corp.	1,626,928	30,740,805
Synopsys Inc.(a)	378,354	31,872,541
Tableau Software Inc., Class A(a)(b)	182,466	21,895,920
Teradata Corp.(a)(b)	305,520	11,719,747
Tyler Technologies Inc.(a)(b)	97,756	18,165,020
Ultimate Software Group Inc. (The)(a)	77,429	18,960,039
Workday Inc., Class A(a)	373,343	59,615,410
Zendesk Inc.(a)	271,583	15,852,300

		908,492,845

Specialty Retail — 3.0%
Advance Auto Parts Inc.	178,678	28,134,638
AutoNation Inc.(a)(b)	140,305	5,008,889
AutoZone Inc.(a)	65,552	54,954,864
Best Buy Co. Inc.	602,754	31,921,852
Burlington Stores Inc.(a)	170,776	27,780,132
CarMax Inc.(a)(b)	445,485	27,945,274
Dick’s Sporting Goods Inc.	185,805	5,797,116
Floor & Decor Holdings Inc., Class A(a)(b)	122,610	3,175,599
Foot Locker Inc.	296,319	15,764,171
Gap Inc. (The)	553,674	14,262,642
L Brands Inc.	585,538	15,030,760
Michaels Companies Inc. (The)(a)(b)	274,918	3,722,390
O’Reilly Automotive Inc.(a)	203,343	70,017,095
Penske Automotive Group Inc.	94,236	3,799,596
Ross Stores Inc.	938,794	78,107,661
Tiffany & Co.	311,142	25,050,042
Tractor Supply Co.	312,703	26,091,938
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	144,719	35,433,000
Urban Outfitters Inc.(a)(b)	186,896	6,204,947
Williams-Sonoma Inc.	203,456	10,264,355

		488,466,961

Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C(a)(b)	382,811	18,707,952

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NCR Corp.(a)(b)	298,266	$6,883,979
NetApp Inc.	672,588	40,133,326
Pure Storage Inc., Class A(a)	415,851	6,686,884
Western Digital Corp.	741,737	27,422,017
Xerox Corp.	534,016	10,552,156

		110,386,314

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s Inc.	117,075	9,555,662
Columbia Sportswear Co	77,396	6,508,230
Hanesbrands Inc	933,793	11,700,426
Lululemon Athletica Inc.(a)	244,343	29,714,552
Michael Kors Holdings Ltd.(a)	356,462	13,517,039
PVH Corp.	196,670	18,280,476
Ralph Lauren Corp	138,380	14,316,795
Skechers U.S.A. Inc., Class A(a)(b)	335,959	7,690,102
Tapestry Inc.	737,410	24,887,587
Under Armour Inc., Class A(a)(b)	469,886	8,302,886
Under Armour Inc., Class C, NVS(a)(b)	493,420	7,978,601
VF Corp.	832,121	59,363,512

		211,815,868

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,239,617	11,664,796
TFS Financial Corp.	132,490	2,137,064

		13,801,860

Trading Companies & Distributors — 0.9%
Air Lease Corp.	245,626	7,420,361
Fastenal Co.	739,935	38,691,201
HD Supply Holdings Inc.(a)(b)	478,413	17,950,056
MSC Industrial Direct Co. Inc., Class A	116,785	8,983,102
United Rentals Inc.(a)(b)	207,130	21,237,039
Univar Inc.(a)	289,141	5,129,361
Watsco Inc.	81,418	11,328,501
WESCO International Inc.(a)	118,503	5,688,144
WW Grainger Inc.	116,432	32,875,740

		149,303,505

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	201,229	7,356,932

Water Utilities — 0.4%
American Water Works Co. Inc.	463,600	42,080,972
Aqua America Inc.	460,531	15,745,555

		57,826,527

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,689,379	9,832,186
Telephone & Data Systems Inc.	254,269	8,273,913
U.S. Cellular Corp.(a)	36,859	1,915,562

		20,021,661

Total Common Stocks — 99.7% (Cost: $14,259,260,951)		16,313,176,572

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	711,856,405	711,927,591

335

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	40,992,430	$40,992,430

		752,920,021

Total Short-Term Investments — 4.6% (Cost: $752,862,537)		752,920,021

Total Investments in Securities — 104.3% (Cost: $15,012,123,488)		17,066,096,593

Other Assets, Less Liabilities — (4.3)%		(711,075,949)

Net Assets — 100.0%		$16,355,020,644

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	672,731,047	39,125,358	711,856,405	$711,927,591	$2,411,745	(a)	$7,047	$58,900
BlackRock Cash Funds: Treasury, SL Agency Shares	18,616,885	22,375,545	40,992,430	40,992,430	450,060		—	—

				$752,920,021	$2,861,805		$7,047	$58,900

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	116	03/15/19	$14,530	$59,083
S&P MidCap 400 E-Mini	156	03/15/19	25,930	225,604

				$284,687

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

336

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,313,176,572	$—	$—	$16,313,176,572
Money Market Funds	752,920,021	—	—	752,920,021

	$17,066,096,593	$—	$—	$17,066,096,593

Derivative financial instruments(a)
Assets
Futures Contracts	$284,687	$—	$—	$284,687

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

337

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
BWX Technologies Inc.	324,617	$12,410,108
Curtiss-Wright Corp.	11,046	1,128,018
Harris Corp.	386,175	51,998,464
HEICO Corp.	126,851	9,828,416
HEICO Corp., Class A	245,495	15,466,185
Hexcel Corp.	58,004	3,325,949
Huntington Ingalls Industries Inc.	118,790	22,606,925
Spirit AeroSystems Holdings Inc., Class A(a)	345,858	24,932,903
Textron Inc.	131,954	6,068,564
TransDigm Group Inc.(b)	157,841	53,675,410

		201,440,942

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	444,777	37,401,298
Expeditors International of Washington Inc.	560,373	38,155,797
XPO Logistics Inc.(a)(b)	406,243	23,172,101

		98,729,196

Auto Components — 0.8%
Aptiv PLC	748,021	46,055,653
Gentex Corp.	597,106	12,067,512
Lear Corp.	22,480	2,761,893
Visteon Corp.(a)(b)	60,284	3,633,920

		64,518,978

Automobiles — 0.1%
Thor Industries Inc.	135,863	7,064,876

Banks — 0.8%
BOK Financial Corp.	20,139	1,476,793
Comerica Inc.	29,593	2,032,743
East West Bancorp. Inc.	34,963	1,521,939
Pinnacle Financial Partners Inc.	104,673	4,825,425
Signature Bank/New York NY	109,662	11,274,350
SVB Financial Group(b)	132,054	25,079,696
Synovus Financial Corp.	154,904	4,955,379
Texas Capital Bancshares Inc.(b)	105,210	5,375,179
Western Alliance Bancorp.(a)(b)	191,336	7,555,859

		64,097,363

Beverages — 0.8%
Brown-Forman Corp., Class A	165,884	7,866,219
Brown-Forman Corp., Class B, NVS	921,413	43,840,831
Keurig Dr Pepper Inc.	581,249	14,903,224

		66,610,274

Biotechnology — 3.4%
Agios Pharmaceuticals Inc.(a)(b)	155,057	7,149,678
Alkermes PLC(b)	501,656	14,803,869
Alnylam Pharmaceuticals Inc.(a)(b)	257,461	18,771,481
BioMarin Pharmaceutical Inc.(b)	574,736	48,938,770
Bluebird Bio Inc.(a)(b)	121,589	12,061,629
Exact Sciences Corp.(b)	390,447	24,637,206
Exelixis Inc.(b)	957,147	18,827,081
Incyte Corp.(b)	572,558	36,408,963
Ionis Pharmaceuticals Inc.(a)(b)	407,733	22,042,046
Neurocrine Biosciences Inc.(a)(b)	290,276	20,728,609
Sage Therapeutics Inc.(a)(b)	147,944	14,171,556
Sarepta Therapeutics Inc.(a)(b)	215,969	23,568,697
Seattle Genetics Inc.(a)(b)	353,060	20,004,380
TESARO Inc.(a)(b)	125,267	9,301,075

		291,415,040

Security	Shares	Value

Building Products — 1.2%
Allegion PLC	256,586	$20,452,470
AO Smith Corp.	463,047	19,772,107
Armstrong World Industries Inc.	140,184	8,160,110
Fortune Brands Home & Security Inc.	191,225	7,264,638
Lennox International Inc.	109,630	23,993,622
Masco Corp.	677,517	19,810,597

		99,453,544

Capital Markets — 4.7%
Ameriprise Financial Inc.	74,189	7,743,106
Cboe Global Markets Inc.	337,788	33,045,800
E*TRADE Financial Corp.	187,458	8,225,657
Eaton Vance Corp., NVS	370,289	13,026,767
Evercore Inc., Class A	130,158	9,314,107
FactSet Research Systems Inc.	122,066	24,429,069
Interactive Brokers Group Inc., Class A	219,343	11,987,095
Lazard Ltd., Class A	347,381	12,821,833
LPL Financial Holdings Inc.	279,882	17,095,193
MarketAxess Holdings Inc.	119,340	25,217,735
Moody’s Corp.	542,929	76,031,777
Morningstar Inc.	58,677	6,445,082
MSCI Inc.	283,098	41,737,138
Northern Trust Corp.	186,875	15,620,881
Raymond James Financial Inc.	125,557	9,342,696
SEI Investments Co.	427,407	19,746,203
T Rowe Price Group Inc.	715,283	66,034,927
Virtu Financial Inc., Class A	135,361	3,486,899

		401,351,965

Chemicals — 1.4%
Axalta Coating Systems Ltd.(b)	277,883	6,508,020
Celanese Corp.	275,954	24,827,581
Chemours Co. (The)	557,567	15,734,541
FMC Corp.	178,579	13,207,703
International Flavors & Fragrances Inc.	156,450	21,006,542
NewMarket Corp.	23,737	9,781,780
Platform Specialty Products Corp.(a)(b)	358,657	3,704,927
RPM International Inc.	86,119	5,062,075
Scotts Miracle-Gro Co. (The)	63,961	3,931,043
Westlake Chemical Corp.	110,255	7,295,573
WR Grace & Co.	160,144	10,394,947

		121,454,732

Commercial Services & Supplies — 1.4%
Cintas Corp.	284,299	47,759,389
Copart Inc.(a)(b)	661,780	31,619,848
KAR Auction Services Inc.	410,446	19,586,483
Republic Services Inc.	46,224	3,332,288
Rollins Inc.	473,826	17,105,119

		119,403,127

Communications Equipment — 1.0%
Arista Networks Inc.(b)	187,851	39,580,206
F5 Networks Inc.(a)(b)	199,235	32,282,047
Motorola Solutions Inc.	59,542	6,849,712
Ubiquiti Networks Inc.(a)	48,943	4,865,423

		83,577,388

Construction & Engineering — 0.0%
Quanta Services Inc.	135,134	4,067,533

Construction Materials — 0.9%
Eagle Materials Inc.	132,944	8,113,573
Martin Marietta Materials Inc.	187,783	32,274,264

338

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	402,430	$39,760,084

		80,147,921

Consumer Finance — 0.7%
Credit Acceptance Corp.(b)	33,478	12,780,561
Discover Financial Services	500,482	29,518,428
OneMain Holdings Inc.(b)	17,554	426,387
Santander Consumer USA Holdings Inc.	48,166	847,240
Synchrony Financial	843,498	19,788,463

		63,361,079

Containers & Packaging — 1.1%
Avery Dennison Corp.	281,362	25,274,748
Berry Global Group Inc.(a)(b)	216,552	10,292,716
Crown Holdings Inc.(a)(b)	422,037	17,544,078
Graphic Packaging Holding Co.	169,925	1,808,002
International Paper Co.	151,350	6,108,486
Packaging Corp. of America	304,632	25,424,587
Sealed Air Corp.	280,894	9,786,347
Silgan Holdings Inc.	84,235	1,989,631

		98,228,595

Distributors — 0.3%
LKQ Corp.(a)(b)	172,887	4,102,608
Pool Corp.	128,332	19,076,552

		23,179,160

Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(a)(b)	156,594	17,452,401
frontdoor Inc.(a)(b)	221,099	5,883,444
Grand Canyon Education Inc.(a)(b)	154,512	14,854,784
H&R Block Inc.	122,410	3,105,542
Service Corp. International/U.S.	264,297	10,640,597
ServiceMaster Global Holdings Inc.(b)	442,198	16,246,355

		68,183,123

Diversified Financial Services — 0.0%
Voya Financial Inc.	35,070	1,407,710

Diversified Telecommunication Services — 0.2%
Zayo Group Holdings Inc.(b)	737,984	16,855,555

Electrical Equipment — 1.1%
AMETEK Inc.	142,232	9,629,106
Hubbell Inc.	119,843	11,905,204
Rockwell Automation Inc.	391,900	58,973,112
Sensata Technologies Holding PLC(a)(b)	287,416	12,887,733

		93,395,155

Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	961,279	77,882,825
CDW Corp./DE	476,939	38,655,906
Cognex Corp.	538,727	20,832,573
Coherent Inc.(a)(b)	56,468	5,969,232
FLIR Systems Inc.	39,105	1,702,632
IPG Photonics Corp.(a)(b)	117,429	13,303,531
Littelfuse Inc.	64,762	11,105,388
National Instruments Corp.	290,611	13,187,927
Zebra Technologies Corp., Class A(a)(b)	171,993	27,386,445

		210,026,459

Energy Equipment & Services — 0.0%
RPC Inc.	67,668	667,883

Entertainment — 0.5%
Lions Gate Entertainment Corp., Class A	11,635	187,324

Security	Shares	Value

Entertainment (continued)
Lions Gate Entertainment Corp., Class B, NVS	22,659	$337,166
Live Nation Entertainment Inc.(a)(b)	449,681	22,146,789
Madison Square Garden Co. (The), Class A(b)	5,956	1,594,421
Take-Two Interactive Software Inc.(a)(b)	218,225	22,464,081

		46,729,781

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities Inc.(a)	27,590	3,179,472
Colony Capital Inc.	85,253	398,984
CoreSite Realty Corp.	118,538	10,340,070
Equity LifeStyle Properties Inc.	278,754	27,075,376
Extra Space Storage Inc.(a)	344,693	31,187,823
Gaming and Leisure Properties Inc.	234,530	7,577,664
Hudson Pacific Properties Inc.(a)	61,287	1,781,000
Lamar Advertising Co., Class A(a)	249,553	17,264,076
Life Storage Inc.	8,338	775,351
Omega Healthcare Investors Inc.(a)	52,554	1,847,273
SBA Communications Corp.(b)	365,088	59,104,096
Taubman Centers Inc.	191,306	8,702,510

		169,233,695

Food & Staples Retailing — 0.1%
Sprouts Farmers Market Inc.(a)(b)	408,701	9,608,560
U.S. Foods Holding Corp.(a)(b)	41,043	1,298,601

		10,907,161

Food Products — 1.1%
Campbell Soup Co.	400,000	13,196,000
Hershey Co. (The)	416,795	44,672,088
Kellogg Co.	404,721	23,073,144
McCormick & Co. Inc./MD, NVS	22,778	3,171,609
Post Holdings Inc.(a)(b)	122,392	10,908,799

		95,021,640

Health Care Equipment & Supplies — 5.6%
ABIOMED Inc.(b)	138,862	45,135,704
Align Technology Inc.(b)	258,158	54,066,030
Cantel Medical Corp.	119,233	8,876,897
Cooper Companies Inc. (The)	24,908	6,339,086
DexCom Inc.(b)	284,512	34,084,538
Edwards Lifesciences Corp.(a)(b)	684,371	104,825,106
Hill-Rom Holdings Inc.	139,104	12,317,659
ICU Medical Inc.(b)	51,047	11,721,923
IDEXX Laboratories Inc.(b)	279,584	52,008,216
Insulet Corp.(a)(b)	190,884	15,140,919
Integra LifeSciences Holdings Corp.(a)(b)	177,818	8,019,592
Masimo Corp.(b)	150,217	16,128,799
Penumbra Inc.(a)(b)	99,009	12,098,900
ResMed Inc.	457,871	52,137,771
Teleflex Inc.	28,265	7,305,937
Varian Medical Systems Inc.(b)	297,292	33,686,156
West Pharmaceutical Services Inc.	54,952	5,386,944

		479,280,177

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	512,320	38,116,608
Centene Corp.(b)	584,283	67,367,830
Chemed Corp.	50,764	14,380,426
DaVita Inc.(b)	220,083	11,325,471
Encompass Health Corp.	319,196	19,694,393
Henry Schein Inc.(a)(b)	72,819	5,717,748
Laboratory Corp. of America Holdings(b)	19,466	2,459,724
Molina Healthcare Inc.(b)	169,759	19,729,391
Premier Inc., Class A(a)(b)	56,420	2,107,287

339

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
WellCare Health Plans Inc.(b)	150,930	$35,633,064

		216,531,942

Health Care Technology — 0.9%
athenahealth Inc.(b)	130,436	17,208,421
Cerner Corp.(a)(b)	461,863	24,220,096
Veeva Systems Inc., Class A(b)	395,707	35,344,549

		76,773,066

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill Inc.(b)	79,188	34,192,587
Choice Hotels International Inc.	112,058	8,021,112
Darden Restaurants Inc.	203,750	20,346,475
Domino’s Pizza Inc.	135,035	33,487,330
Dunkin’ Brands Group Inc.	270,394	17,337,663
Extended Stay America Inc.	370,423	5,741,556
Hilton Grand Vacations Inc.(a)(b)	315,158	8,317,020
Hilton Worldwide Holdings Inc.	909,269	65,285,514
International Game Technology PLC	17,843	261,043
MGM Resorts International	142,323	3,452,756
Six Flags Entertainment Corp.	234,902	13,067,598
Vail Resorts Inc.	130,282	27,466,051
Wendy’s Co. (The)	607,526	9,483,481
Wyndham Destinations Inc.	311,321	11,157,745
Wyndham Hotels & Resorts Inc.	319,708	14,505,152
Wynn Resorts Ltd.	334,903	33,125,256
Yum China Holdings Inc.	101,312	3,396,991

		308,645,330

Household Durables — 1.0%
DR Horton Inc.	659,544	22,859,795
Lennar Corp., Class A	502,089	19,656,784
Lennar Corp., Class B	27,883	873,574
NVR Inc.(b)	10,332	25,178,981
PulteGroup Inc.	266,543	6,927,452
Tempur Sealy International Inc.(a)(b)	149,782	6,200,975
Toll Brothers Inc.	226,148	7,447,054

		89,144,615

Household Products — 1.3%
Church & Dwight Co. Inc.	675,664	44,431,665
Clorox Co. (The)	363,482	56,027,115
Energizer Holdings Inc.	109,599	4,948,395
Spectrum Brands Holdings Inc.	59,026	2,493,848

		107,901,023

Industrial Conglomerates — 0.2%
Roper Technologies Inc.	61,628	16,425,095

Insurance — 0.4%
Alleghany Corp.	5,502	3,429,507
Arch Capital Group Ltd.(b)	198,999	5,317,253
Axis Capital Holdings Ltd.	29,192	1,507,475
Brown & Brown Inc.	42,289	1,165,485
Erie Indemnity Co., Class A, NVS	61,042	8,137,509
Everest Re Group Ltd.	51,707	11,259,716
Markel Corp.(b)	3,905	4,053,585
RenaissanceRe Holdings Ltd.	11,137	1,489,017

		36,359,547

Interactive Media & Services — 1.8%
IAC/InterActiveCorp.(b)	242,309	44,352,239
Match Group Inc.	171,077	7,316,963
TripAdvisor Inc.(a)(b)	339,894	18,333,882
Twitter Inc.(b)	2,332,123	67,025,215

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group Inc., Class A(b)	130,855	$4,112,773
Zillow Group Inc., Class C, NVS(a)(b)	287,087	9,066,208

		150,207,280

Internet & Direct Marketing Retail — 1.0%
Expedia Group Inc.	392,460	44,210,619
GrubHub Inc.(a)(b)	294,111	22,590,666
Wayfair Inc., Class A(a)(b)	186,623	16,811,000

		83,612,285

IT Services — 9.6%
Akamai Technologies Inc.(b)	483,324	29,521,430
Alliance Data Systems Corp.	154,461	23,181,507
Black Knight Inc.(b)	462,679	20,848,316
Booz Allen Hamilton Holding Corp.	431,418	19,444,009
Broadridge Financial Solutions Inc.	376,595	36,247,269
CoreLogic Inc.(a)(b)	164,702	5,504,341
EPAM Systems Inc.(a)(b)	167,042	19,378,542
Euronet Worldwide Inc.(a)(b)	80,002	8,190,605
Fidelity National Information Services Inc.	90,630	9,294,107
First Data Corp., Class A(b)	1,770,427	29,937,921
Fiserv Inc.(a)(b)	1,298,914	95,457,190
FleetCor Technologies Inc.(a)(b)	285,752	53,069,862
Gartner Inc.(a)(b)	287,960	36,812,806
Genpact Ltd.	168,272	4,541,661
Global Payments Inc.(a)	517,339	53,353,171
GoDaddy Inc., Class A(b)	521,357	34,211,446
Jack Henry & Associates Inc.	250,821	31,733,873
Okta Inc.(a)(b)	277,899	17,729,956
Paychex Inc.	1,045,569	68,118,820
Sabre Corp.	723,819	15,663,443
Square Inc., Class A(b)	952,872	53,446,591
Switch Inc., Class A(a)	115,454	808,178
Total System Services Inc.	586,142	47,647,483
Twilio Inc., Class A(a)(b)	240,171	21,447,270
VeriSign Inc.(a)(b)	342,807	50,834,850
Western Union Co. (The)	400,149	6,826,542
WEX Inc.(b)	134,423	18,827,285
Worldpay Inc., Class A(a)(b)	87,045	6,652,849

		818,731,323

Leisure Products — 0.5%
Brunswick Corp./DE	27,172	1,262,140
Hasbro Inc.	297,292	24,154,975
Mattel Inc.(a)(b)	245,880	2,456,341
Polaris Industries Inc.	191,402	14,676,705

		42,550,161

Life Sciences Tools & Services — 1.6%
Bio-Techne Corp.	120,447	17,431,090
Bruker Corp.	131,082	3,902,311
Charles River Laboratories International Inc.(b)	111,004	12,563,433
Mettler-Toledo International Inc.(b)	79,944	45,214,727
PRA Health Sciences Inc.(b)	188,236	17,310,183
Waters Corp.(a)(b)	227,353	42,890,143

		139,311,887

Machinery — 4.0%
Allison Transmission Holdings Inc.	374,260	16,433,757
Cummins Inc.	175,046	23,393,147
Donaldson Co. Inc.	389,543	16,902,271
Fortive Corp.	878,244	59,421,989
Gardner Denver Holdings Inc.(a)(b)	135,288	2,766,640
Graco Inc.	539,005	22,557,359

340

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
IDEX Corp.	234,759	$29,640,671
Ingersoll-Rand PLC	430,996	39,319,765
Lincoln Electric Holdings Inc.	205,633	16,214,162
Middleby Corp. (The)(a)(b)	104,110	10,695,220
Nordson Corp.	176,450	21,059,308
Parker-Hannifin Corp.	78,342	11,683,926
Toro Co. (The)	336,597	18,809,040
WABCO Holdings Inc.(b)	169,648	18,210,016
Wabtec Corp.	100,315	7,047,129
Welbilt Inc.(a)(b)	420,326	4,669,822
Xylem Inc./NY	327,355	21,841,126

		340,665,348

Media — 1.5%
AMC Networks Inc., Class A(b)	143,124	7,854,645
Cable One Inc.	13,814	11,328,862
CBS Corp., Class B, NVS	1,058,985	46,298,824
Interpublic Group of Companies Inc. (The)	126,621	2,612,191
Omnicom Group Inc.	478,194	35,022,929
Sirius XM Holdings Inc.(a)	4,192,248	23,937,736

		127,055,187

Metals & Mining — 0.1%
Royal Gold Inc.	86,775	7,432,279
Steel Dynamics Inc.	111,844	3,359,794

		10,792,073

Multiline Retail — 1.4%
Dollar General Corp.	866,533	93,654,887
Dollar Tree Inc.(a)(b)	129,246	11,673,499
Nordstrom Inc.	384,101	17,902,947

		123,231,333

Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.(a)(b)	415,774	3,904,118
Apache Corp.	77,860	2,043,825
Cabot Oil & Gas Corp.	1,047,050	23,401,568
Cheniere Energy Inc.(b)	523,892	31,009,167
Cimarex Energy Co.	38,388	2,366,620
Concho Resources Inc.(a)(b)	82,073	8,436,284
Continental Resources Inc./OK(b)	136,196	5,473,717
Diamondback Energy Inc.	85,058	7,884,877
Kosmos Energy Ltd.(b)	147,334	599,649
Newfield Exploration Co.(b)	234,311	3,434,999
ONEOK Inc.	551,396	29,747,814
Parsley Energy Inc., Class A(b)	598,214	9,559,460

		127,862,098

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	63,602	3,749,338
Nu Skin Enterprises Inc., Class A	54,675	3,353,218

		7,102,556

Pharmaceuticals — 0.5%
Catalent Inc.(b)	108,373	3,379,070
Elanco Animal Health Inc.(b)	110,346	3,479,209
Jazz Pharmaceuticals PLC(b)	176,000	21,816,960
Nektar Therapeutics(a)(b)	508,973	16,729,943

		45,405,182

Professional Services — 2.0%
CoStar Group Inc.(b)	116,400	39,266,376
Dun & Bradstreet Corp. (The)	52,595	7,507,410
Equifax Inc.	106,273	9,897,205
Robert Half International Inc.	385,048	22,024,746

Security	Shares	Value

Professional Services (continued)
TransUnion.	600,048	$34,082,726
Verisk Analytics Inc.(b)	522,453	56,968,275

		169,746,738

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)(b)	498,115	19,944,525
Howard Hughes Corp. (The)(a)(b)	51,037	4,982,232

		24,926,757

Road & Rail — 0.8%
Genesee & Wyoming Inc., Class A(a)(b)	40,953	3,031,341
JB Hunt Transport Services Inc.	283,855	26,409,869
Landstar System Inc.	133,548	12,776,537
Old Dominion Freight Line Inc.(a)	214,655	26,507,746
Schneider National Inc., Class B	25,178	470,074

		69,195,567

Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)(b)	3,051,144	56,324,118
Analog Devices Inc.	190,752	16,372,244
Cypress Semiconductor Corp.	811,707	10,324,913
KLA-Tencor Corp.	499,081	44,662,759
Lam Research Corp.	505,509	68,835,160
Marvell Technology Group Ltd.	493,450	7,988,955
Maxim Integrated Products Inc.	906,331	46,086,931
Microchip Technology Inc.	749,143	53,878,365
MKS Instruments Inc.	173,890	11,235,033
Monolithic Power Systems Inc.	133,140	15,477,525
ON Semiconductor Corp.(b)	1,357,823	22,417,658
Skyworks Solutions Inc.	410,898	27,538,384
Teradyne Inc.	93,340	2,929,009
Universal Display Corp.	137,875	12,900,964
Versum Materials Inc.	351,290	9,737,759
Xilinx Inc.	829,605	70,657,458

		477,367,235

Software — 12.1%
2U Inc.(a)(b)	179,172	8,908,432
ANSYS Inc.(b)	271,228	38,769,330
Aspen Technology Inc.(b)	220,505	18,121,101
Atlassian Corp. PLC, Class A(a)(b)	323,116	28,750,862
Autodesk Inc.(b)	600,118	77,181,176
Cadence Design Systems Inc.(a)(b)	911,199	39,618,932
CDK Global Inc.	422,839	20,245,531
Ceridian HCM Holding Inc.(b)	112,749	3,888,713
Citrix Systems Inc.	441,035	45,188,446
DocuSign Inc.(a)(b)	239,125	9,584,130
Elastic NV(b)	21,204	1,515,662
Fair Isaac Corp.(b)	93,611	17,505,257
FireEye Inc.(b)	416,464	6,750,881
Fortinet Inc.(a)(b)	459,053	32,331,103
Guidewire Software Inc.(a)(b)	263,967	21,178,072
LogMeIn Inc.	108,411	8,843,085
Manhattan Associates Inc.(a)(b)	214,596	9,092,433
Nutanix Inc., Class A(a)(b)	455,559	18,946,699
Palo Alto Networks Inc.(b)	296,415	55,829,765
Paycom Software Inc.(a)(b)	160,920	19,704,654
Pegasystems Inc.	121,589	5,815,602
Pluralsight Inc., Class A(a)(b)	63,005	1,483,768
Proofpoint Inc.(b)	164,126	13,755,400
PTC Inc.(b)	379,382	31,450,768
RealPage Inc.(a)(b)	233,487	11,251,739
Red Hat Inc.(a)(b)	576,980	101,340,767

341

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
RingCentral Inc., Class A(a)(b)	222,498	$18,342,735
ServiceNow Inc.(a)(b)	579,436	103,168,580
SolarWinds Corp.(b)	65,849	910,692
Splunk Inc.(b)	477,212	50,035,678
SS&C Technologies Holdings Inc.	624,162	28,155,948
Synopsys Inc.(b)	45,320	3,817,757
Tableau Software Inc., Class A(b)	232,389	27,886,680
Teradata Corp.(a)(b)	276,146	10,592,961
Tyler Technologies Inc.(a)(b)	124,317	23,100,585
Ultimate Software Group Inc. (The)(a)(b)	99,205	24,292,328
Workday Inc., Class A(b)	472,916	75,515,227
Zendesk Inc.(b)	342,914	20,015,890

		1,032,887,369

Specialty Retail — 5.0%
Advance Auto Parts Inc.	69,180	10,893,083
AutoZone Inc.(b)	72,542	60,814,860
Best Buy Co. Inc.	195,715	10,365,066
Burlington Stores Inc.(b)	217,355	35,357,138
CarMax Inc.(a)(b)	343,224	21,530,441
Floor & Decor Holdings Inc., Class A(a)(b)	157,584	4,081,426
Gap Inc. (The)	43,796	1,128,185
L Brands Inc.	141,855	3,641,418
Michaels Companies Inc. (The)(a)(b)	55,219	747,665
O’Reilly Automotive Inc.(a)(b)	257,452	88,648,447
Ross Stores Inc.	1,190,487	99,048,518
Tiffany & Co.	70,035	5,638,518
Tractor Supply Co.	397,645	33,179,499
Ulta Salon Cosmetics & Fragrance Inc.(b)	184,239	45,109,077
Urban Outfitters Inc.(b)	239,283	7,944,196
Williams-Sonoma Inc.	57,526	2,902,187

		431,029,724

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(b)	29,849	1,458,721
NCR Corp.(a)(b)	312,274	7,207,284
NetApp Inc.	853,400	50,922,378
Pure Storage Inc., Class A(b)	531,919	8,553,257

		68,141,640

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s Inc.	146,914	11,991,121
Columbia Sportswear Co.	12,246	1,029,766
Hanesbrands Inc.	1,168,845	14,645,628
Lululemon Athletica Inc.(a)(b)	311,104	37,833,357
Michael Kors Holdings Ltd.(a)(b)	246,469	9,346,104

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)(b)	202,576	$4,636,965
Tapestry Inc.	183,426	6,190,628
Under Armour Inc., Class A(a)(b)	455,790	8,053,809
Under Armour Inc., Class C, NVS(a)(b)	467,519	7,559,782
VF Corp.	811,522	57,893,980

		159,181,140

Trading Companies & Distributors — 1.7%
Air Lease Corp.	23,565	711,899
Fastenal Co.	935,842	48,935,178
HD Supply Holdings Inc.(b)	180,013	6,754,088
MSC Industrial Direct Co. Inc., Class A	65,155	5,011,723
United Rentals Inc.(b)	263,824	27,049,875
Univar Inc.(b)	55,848	990,743
Watsco Inc.	83,823	11,663,132
WW Grainger Inc.	148,232	41,854,787

		142,971,425

Total Common Stocks — 99.8% (Cost: $7,736,935,610)		8,523,564,978

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	510,174,698	510,225,716
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	16,079,938	16,079,938

		526,305,654

Total Short-Term Investments — 6.2% (Cost: $526,267,932)		526,305,654

Total Investments in Securities — 106.0% (Cost: $8,263,203,542)		9,049,870,632

Other Assets, Less Liabilities — (6.0)%		(510,717,729)

Net Assets — 100.0%		$8,539,152,903

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	407,935,852	102,238,846	510,174,698	$510,225,716	$2,063,274	(a)	$8,999	$40,324
BlackRock Cash Funds: Treasury, SL Agency Shares	8,766,495	7,313,443	16,079,938	16,079,938	208,366		—	—

				$526,305,654	$2,271,640		$8,999	$40,324

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

342

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	60	03/15/19	$7,516	$(85,251)
S&P MidCap 400 E-Mini	41	03/15/19	6,815	(77,402)

				$(162,653)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,523,564,978	$—	$—	$8,523,564,978
Money Market Funds	526,305,654	—	—	526,305,654

	$9,049,870,632	$—	$—	$9,049,870,632

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(162,653)	$—	$—	$(162,653)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

343

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Arconic Inc.	1,178,772	$19,874,096
Curtiss-Wright Corp.	109,524	11,184,591
Hexcel Corp.	182,380	10,457,669
Huntington Ingalls Industries Inc.	16,619	3,162,762
L3 Technologies Inc.	212,041	36,823,040
Teledyne Technologies Inc.(a)	95,793	19,835,857
Textron Inc.	550,081	25,298,225

		126,636,240

Airlines — 1.3%
Alaska Air Group Inc.	324,362	19,737,428
American Airlines Group Inc.	1,120,051	35,964,838
Copa Holdings SA, Class A, NVS	85,467	6,727,107
JetBlue Airways Corp.(a)(b)	820,247	13,173,167
United Continental Holdings Inc.(a)	663,997	55,596,469

		131,199,009

Auto Components — 0.7%
Adient PLC	248,207	3,737,997
Aptiv PLC	96,004	5,910,966
BorgWarner Inc.	564,764	19,619,901
Gentex Corp.	233,788	4,724,856
Goodyear Tire & Rubber Co. (The)	627,179	12,800,723
Lear Corp.	156,088	19,176,972
Visteon Corp.(a)(b)	28,863	1,739,862

		67,711,277

Automobiles — 0.2%
Harley-Davidson Inc.	444,722	15,173,915
Thor Industries Inc.	23,236	1,208,272

		16,382,187

Banks — 6.5%
Associated Banc-Corp.	441,959	8,746,369
Bank of Hawaii Corp.	110,456	7,435,898
Bank OZK	325,389	7,428,631
BankUnited Inc.	272,019	8,144,249
BOK Financial Corp.	71,218	5,222,416
CIT Group Inc.	284,429	10,885,098
Citizens Financial Group Inc.	1,267,621	37,686,372
Comerica Inc.	411,950	28,296,845
Commerce Bancshares Inc.	271,650	15,312,910
Cullen/Frost Bankers Inc.	153,914	13,535,197
East West Bancorp. Inc.	363,424	15,819,847
F.N.B. Corp.	874,984	8,609,843
Fifth Third Bancorp	1,774,451	41,752,832
First Citizens BancShares Inc./NC, Class A	21,507	8,109,214
First Hawaiian Inc.	291,853	6,569,611
First Horizon National Corp.	873,191	11,491,194
First Republic Bank/CA	442,645	38,465,850
Huntington Bancshares Inc./OH	2,860,108	34,092,487
KeyCorp	2,787,385	41,197,550
M&T Bank Corp.	380,241	54,423,894
PacWest Bancorp	332,845	11,077,082
People’s United Financial Inc.	999,219	14,418,730
Pinnacle Financial Partners Inc.	117,222	5,403,934
Popular Inc.	266,125	12,566,423
Prosperity Bancshares Inc.	179,851	11,204,717
Regions Financial Corp.	2,799,320	37,454,902
Signature Bank/New York NY	55,401	5,695,777
Sterling Bancorp./DE	603,576	9,965,040

Security	Shares	Value

Banks (continued)
SunTrust Banks Inc.	1,217,806	$61,426,135
SVB Financial Group(a)	32,865	6,241,721
Synovus Financial Corp.	305,001	9,756,982
TCF Financial Corp.	447,378	8,719,397
Texas Capital Bancshares Inc.(a)	48,031	2,453,904
Umpqua Holdings Corp.	593,190	9,431,721
Webster Financial Corp.	246,342	12,142,197
Western Alliance Bancorp.(a)	103,523	4,088,123
Wintrust Financial Corp.	151,059	10,043,913
Zions Bancorp. N.A.	515,698	21,009,537

		656,326,542

Beverages — 0.3%
Molson Coors Brewing Co., Class B	469,437	26,363,582

Biotechnology — 0.2%
Agios Pharmaceuticals Inc.(a)(b)	7,663	353,341
Alnylam Pharmaceuticals Inc.(a)(b)	27,198	1,983,006
Bluebird Bio Inc.(a)	45,711	4,534,531
United Therapeutics Corp.(a)(b)	115,957	12,627,718

		19,498,596

Building Products — 0.4%
Allegion PLC	43,269	3,448,972
Fortune Brands Home & Security Inc.	226,261	8,595,655
Lennox International Inc.	5,932	1,298,278
Masco Corp.	260,399	7,614,067
Owens Corning	295,453	12,994,023
USG Corp.	221,382	9,444,156

		43,395,151

Capital Markets — 2.1%
Affiliated Managers Group Inc.	141,395	13,777,529
Ameriprise Financial Inc.	316,333	33,015,675
BGC Partners Inc., Class A	756,361	3,910,386
Cboe Global Markets Inc.	21,632	2,116,259
E*TRADE Financial Corp.	535,429	23,494,625
Franklin Resources Inc.	816,998	24,232,161
Interactive Brokers Group Inc., Class A(b)	16,716	913,529
Invesco Ltd.	1,101,791	18,443,981
Lazard Ltd., Class A	26,613	982,286
Legg Mason Inc.	230,097	5,869,774
Nasdaq Inc.	312,675	25,504,900
Northern Trust Corp.	397,776	33,250,096
Raymond James Financial Inc.	250,426	18,634,199
T Rowe Price Group Inc.	45,970	4,243,950

		208,389,350

Chemicals — 2.3%
Albemarle Corp.	287,146	22,130,342
Ashland Global Holdings Inc.	168,280	11,941,149
Axalta Coating Systems Ltd.(a)(b)	344,376	8,065,286
Cabot Corp.	160,684	6,899,771
Celanese Corp.	131,682	11,847,430
CF Industries Holdings Inc.	625,765	27,227,035
Eastman Chemical Co.	381,365	27,881,595
FMC Corp.	216,624	16,021,511
Huntsman Corp.	588,508	11,352,319
International Flavors & Fragrances Inc.	143,913	19,323,198
Mosaic Co. (The)	949,358	27,730,747
NewMarket Corp.	1,075	442,997
Olin Corp.	453,600	9,121,896
Platform Specialty Products Corp.(a)(b)	294,545	3,042,650

344

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
RPM International Inc.	284,833	$16,742,484
Scotts Miracle-Gro Co. (The)	54,112	3,325,724
Valvoline Inc.	519,050	10,043,617
Westlake Chemical Corp.	7,480	494,952
WR Grace & Co.	45,118	2,928,609

		236,563,312

Commercial Services & Supplies — 0.6%
ADT Inc.(b)	280,010	1,682,860
Clean Harbors Inc.(a)	140,030	6,910,480
KAR Auction Services Inc.	22,943	1,094,840
Republic Services Inc.	550,806	39,707,605
Stericycle Inc.(a)(b)	224,767	8,246,701

		57,642,486

Communications Equipment — 0.9%
ARRIS International PLC(a)	439,601	13,438,603
CommScope Holding Co. Inc.(a)(b)	513,059	8,409,037
EchoStar Corp., Class A(a)(b)	132,373	4,860,737
Juniper Networks Inc.	923,516	24,851,815
Motorola Solutions Inc.	389,552	44,814,062

		96,374,254

Construction & Engineering — 0.6%
AECOM(a)(b)	419,155	11,107,608
Arcosa Inc.(a)	130,058	3,601,306
Fluor Corp.	383,321	12,342,936
Jacobs Engineering Group Inc.(b)	347,459	20,312,453
Quanta Services Inc.(b)	278,927	8,395,703
Valmont Industries Inc.	58,555	6,496,677

		62,256,683

Construction Materials — 0.1%
Eagle Materials Inc.	15,219	928,816
Martin Marietta Materials Inc.	13,798	2,371,462
Vulcan Materials Co.	22,459	2,218,949

		5,519,227

Consumer Finance — 1.1%
Ally Financial Inc.	1,144,362	25,931,243
Credit Acceptance Corp.(a)	2,695	1,028,843
Discover Financial Services	493,115	29,083,923
Navient Corp.	715,301	6,301,802
OneMain Holdings Inc.(a)	196,563	4,774,515
Santander Consumer USA Holdings Inc.	278,392	4,896,915
SLM Corp.(a)(b)	1,176,774	9,778,992
Synchrony Financial	1,314,023	30,826,980

		112,623,213

Containers & Packaging — 1.8%
AptarGroup Inc.	168,659	15,865,752
Ardagh Group SA	48,923	542,067
Ball Corp.	904,217	41,575,898
Bemis Co. Inc.	245,017	11,246,280
Berry Global Group Inc.(a)	178,809	8,498,792
Graphic Packaging Holding Co.	699,834	7,446,234
International Paper Co.	982,121	39,638,403
Owens-Illinois Inc.(a)(b)	429,153	7,398,598
Sealed Air Corp.	191,785	6,681,789
Silgan Holdings Inc.	136,059	3,213,714
Sonoco Products Co.	265,021	14,080,566
Westrock Co.	682,056	25,754,434

		181,942,527

Security	Shares	Value

Distributors — 0.5%
Genuine Parts Co.	387,642	$37,221,385
LKQ Corp.(a)	719,704	17,078,576

		54,299,961

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)(b)	23,556	2,625,316
Graham Holdings Co., Class B	11,350	7,270,583
H&R Block Inc.	454,218	11,523,511
Service Corp. International/U.S	248,397	10,000,463

		31,419,873

Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.(b)	541,886	9,011,564
Jefferies Financial Group Inc.	783,491	13,601,404
Voya Financial Inc.	393,844	15,808,898

		38,421,866

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,592,663	39,278,844

Electric Utilities — 4.8%
Alliant Energy Corp.	640,375	27,055,844
Avangrid Inc.	152,963	7,661,917
Edison International	863,607	49,026,969
Entergy Corp.	489,523	42,133,245
Evergy Inc.	711,124	40,370,509
Eversource Energy	859,566	55,906,173
FirstEnergy Corp.	1,316,368	49,429,618
Hawaiian Electric Industries Inc.	293,160	10,735,519
OGE Energy Corp.	540,456	21,180,471
PG&E Corp.(a)	1,404,034	33,345,807
Pinnacle West Capital Corp.	301,638	25,699,558
PPL Corp.	1,958,576	55,486,458
Xcel Energy Inc.	1,378,827	67,934,806

		485,966,894

Electrical Equipment — 0.8%
Acuity Brands Inc.	108,047	12,420,003
AMETEK Inc.	500,685	33,896,374
GrafTech International Ltd.	161,393	1,846,336
Hubbell Inc.	46,912	4,660,238
nVent Electric PLC	435,690	9,785,597
Regal Beloit Corp.	116,151	8,136,378
Sensata Technologies Holding PLC(a)(b)	198,399	8,896,211

		79,641,137

Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics Inc.(a)(b)	236,144	16,282,129
Avnet Inc.	297,311	10,732,927
Coherent Inc.(a)(b)	18,584	1,964,515
Corning Inc.	2,137,579	64,576,262
Dolby Laboratories Inc., Class A	169,154	10,460,483
FLIR Systems Inc.	333,233	14,508,965
Jabil Inc.	426,036	10,561,432
Keysight Technologies Inc.(a)	509,229	31,612,936
Littelfuse Inc.	10,789	1,850,098
National Instruments Corp.	55,159	2,503,115
Trimble Inc.(a)	677,931	22,310,709

		187,363,571

Energy Equipment & Services — 0.7%
Apergy Corp.(a)	213,212	5,773,781
Helmerich & Payne Inc.	289,030	13,856,098
Nabors Industries Ltd.	942,682	1,885,364
National Oilwell Varco Inc.	1,038,498	26,689,398

345

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	576,918	$5,971,101
RPC Inc.	95,464	942,230
Transocean Ltd.(a)(b)	1,390,088	9,647,211
Weatherford International PLC(a)(b)	2,642,551	1,477,186

		66,242,369

Entertainment — 0.9%
Cinemark Holdings Inc.	289,692	10,370,974
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	65,936	1,959,618
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	537,187	16,491,641
Lions Gate Entertainment Corp., Class A	120,960	1,947,456
Lions Gate Entertainment Corp., Class B, NVS	247,212	3,678,515
Madison Square Garden Co. (The), Class A(a)	44,932	12,028,296
Take-Two Interactive Software Inc.(a)(b)	123,729	12,736,663
Viacom Inc., Class A	26,036	724,061
Viacom Inc., Class B, NVS	956,029	24,569,945
Zynga Inc., Class A(a)(b)	2,086,867	8,201,387

		92,708,556

Equity Real Estate Investment Trusts (REITs) — 13.8%
Alexandria Real Estate Equities Inc.	265,474	30,593,224
American Campus Communities Inc.	367,156	15,196,587
American Homes 4 Rent, Class A	697,353	13,842,457
Apartment Investment & Management Co., Class A	419,665	18,414,900
Apple Hospitality REIT Inc.	589,182	8,401,735
AvalonBay Communities Inc.	374,290	65,145,175
Boston Properties Inc.(b)	418,319	47,081,803
Brandywine Realty Trust	481,635	6,198,642
Brixmor Property Group Inc.	814,727	11,968,340
Brookfield Property REIT Inc., Class A	337,871	5,439,723
Camden Property Trust	239,618	21,098,365
Colony Capital Inc.	1,219,948	5,709,357
Columbia Property Trust Inc.(b)	324,328	6,275,747
Corporate Office Properties Trust	272,773	5,736,416
CubeSmart	500,954	14,372,370
CyrusOne Inc.(b)	282,947	14,962,237
Digital Realty Trust Inc.(b)	557,714	59,424,427
Douglas Emmett Inc.	432,925	14,775,730
Duke Realty Corp.	971,275	25,156,023
Empire State Realty Trust Inc., Class A(b)	386,210	5,495,768
EPR Properties(b)	198,885	12,734,607
Equity Commonwealth	318,698	9,564,127
Equity Residential	973,343	64,250,371
Essex Property Trust Inc.	178,136	43,680,729
Extra Space Storage Inc.	43,030	3,893,354
Federal Realty Investment Trust(b)	197,018	23,256,005
Gaming and Leisure Properties Inc.	349,088	11,279,033
HCP Inc.(b)	1,277,133	35,670,325
Healthcare Trust of America Inc., Class A	558,170	14,127,283
Highwoods Properties Inc.	273,351	10,575,950
Hospitality Properties Trust	440,238	10,512,883
Host Hotels & Resorts Inc.(b)	1,985,926	33,105,386
Hudson Pacific Properties Inc.(b)	366,100	10,638,866
Invitation Homes Inc.(b)	813,732	16,339,739
Iron Mountain Inc.(b)	767,803	24,884,495
JBG SMITH Properties	284,077	9,888,720
Kilroy Realty Corp.(b)	269,176	16,925,787
Kimco Realty Corp.(b)	1,106,431	16,209,214
Lamar Advertising Co., Class A(b)	20,621	1,426,561

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust	401,521	$16,815,700
Life Storage Inc.	117,079	10,887,176
Macerich Co. (The)	370,130	16,019,226
Medical Properties Trust Inc.(b)	989,977	15,918,830
Mid-America Apartment Communities Inc.	306,512	29,333,198
National Retail Properties Inc.	430,618	20,889,279
Omega Healthcare Investors Inc.(b)	495,020	17,399,953
Outfront Media Inc.	378,770	6,863,312
Paramount Group Inc.(b)	550,338	6,912,245
Park Hotels & Resorts Inc.(b)	548,369	14,246,627
Rayonier Inc.	349,352	9,673,557
Realty Income Corp.(b)	801,441	50,522,841
Regency Centers Corp.	412,561	24,209,080
Retail Properties of America Inc., Class A	581,032	6,304,197
Retail Value Inc.	40,548	1,037,623
Senior Housing Properties Trust	640,689	7,508,875
SITE Centers Corp.(b)	405,580	4,489,771
SL Green Realty Corp.(b)	224,407	17,746,106
Spirit Realty Capital Inc.	233,331	8,224,918
STORE Capital Corp.	522,878	14,802,676
Sun Communities Inc.	228,403	23,230,869
UDR Inc.	719,688	28,514,039
Uniti Group Inc.(a)(b)	452,170	7,040,287
Ventas Inc.	966,082	56,602,744
VEREIT Inc.(b)	2,631,366	18,814,267
VICI Properties Inc.	1,083,755	20,352,919
Vornado Realty Trust	466,013	28,906,786
Weingarten Realty Investors	325,159	8,067,195
Welltower Inc.	1,008,739	70,016,574
Weyerhaeuser Co.	2,028,742	44,348,300
WP Carey Inc.(b)	431,197	28,174,412

		1,398,126,043

Food & Staples Retailing — 0.9%
Casey’s General Stores Inc.	98,488	12,620,252
Kroger Co. (The)	2,152,489	59,193,447
U.S. Foods Holding Corp.(a)	551,943	17,463,477

		89,277,176

Food Products — 3.6%
Archer-Daniels-Midland Co.	1,514,739	62,058,857
Bunge Ltd.	379,924	20,303,139
Campbell Soup Co.	151,878	5,010,455
Conagra Brands Inc.	1,308,687	27,953,554
Flowers Foods Inc.	487,145	8,997,568
Hain Celestial Group Inc. (The)(a)(b)	252,909	4,011,137
Hershey Co. (The)	33,620	3,603,392
Hormel Foods Corp.	738,770	31,530,704
Ingredion Inc.	192,827	17,624,388
JM Smucker Co. (The)	297,555	27,818,417
Kellogg Co.	336,502	19,183,979
Lamb Weston Holdings Inc.	397,401	29,232,817
McCormick & Co. Inc./MD, NVS	310,317	43,208,539
Pilgrim’s Pride Corp.(a)	140,464	2,178,597
Post Holdings Inc.(a)(b)	73,440	6,545,707
Seaboard Corp.	716	2,533,215
TreeHouse Foods Inc.(a)(b)	148,679	7,539,512
Tyson Foods Inc., Class A	787,360	42,045,024

		361,379,001

Gas Utilities — 0.6%
Atmos Energy Corp.	295,779	27,424,629

346

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
National Fuel Gas Co.	219,563	$11,237,235
UGI Corp.	466,658	24,896,204

		63,558,068

Health Care Equipment & Supplies — 2.1%
Cooper Companies Inc. (The)(b)	110,238	28,055,571
DENTSPLY SIRONA Inc.	594,239	22,111,633
Hill-Rom Holdings Inc.	63,895	5,657,902
Hologic Inc.(a)(b)	733,468	30,145,535
Integra LifeSciences Holdings Corp.(a)(b)	43,367	1,955,852
STERIS PLC	227,457	24,303,780
Teleflex Inc.	100,145	25,885,480
West Pharmaceutical Services Inc.	153,402	15,037,998
Zimmer Biomet Holdings Inc.	552,732	57,329,363

		210,483,114

Health Care Providers & Services — 1.9%
Acadia Healthcare Co. Inc.(a)(b)	237,224	6,099,029
Cardinal Health Inc.	807,424	36,011,110
Centene Corp.(a)	62,393	7,193,913
DaVita Inc.(a)	169,752	8,735,438
Henry Schein Inc.(a)(b)	351,094	27,567,901
Laboratory Corp. of America Holdings(a)	256,679	32,433,959
MEDNAX Inc.(a)	235,477	7,770,741
Molina Healthcare Inc.(a)	25,173	2,925,606
Premier Inc., Class A(a)(b)	93,141	3,478,816
Quest Diagnostics Inc.	368,720	30,703,314
Universal Health Services Inc., Class B(b)	226,119	26,356,431
WellCare Health Plans Inc.(a)	8,719	2,058,469

		191,334,727

Health Care Technology — 0.2%
Cerner Corp.(a)	475,667	24,943,977

Hotels, Restaurants & Leisure — 1.9%
Aramark	665,349	19,275,160
Caesars Entertainment Corp.(a)(b)	1,534,021	10,416,003
Darden Restaurants Inc.	167,203	16,696,892
Extended Stay America Inc.	200,709	3,110,989
Hyatt Hotels Corp., Class A(b)	113,261	7,656,444
International Game Technology PLC	246,890	3,612,001
MGM Resorts International	1,215,342	29,484,197
Norwegian Cruise Line Holdings Ltd.(a)(b)	595,747	25,253,715
Royal Caribbean Cruises Ltd.	451,226	44,125,391
Yum China Holdings Inc.	902,884	30,273,700

		189,904,492

Household Durables — 1.4%
DR Horton Inc.	384,146	13,314,500
Garmin Ltd.	308,862	19,557,142
Leggett & Platt Inc.	353,655	12,674,995
Lennar Corp., Class A	359,832	14,087,423
Lennar Corp., Class B	19,183	601,004
Mohawk Industries Inc.(a)	169,006	19,766,942
Newell Brands Inc.	1,178,851	21,914,840
PulteGroup Inc.	468,520	12,176,835
Toll Brothers Inc.	183,868	6,054,773
Whirlpool Corp.	170,115	18,180,190

		138,328,644

Household Products — 0.2%
Church & Dwight Co. Inc.	101,739	6,690,357
Clorox Co. (The)	45,608	7,030,017
Energizer Holdings Inc.	66,510	3,002,927

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings Inc.	62,757	$2,651,483

		19,374,784

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp./VA	1,799,890	26,026,409
NRG Energy Inc.	785,276	31,096,930
Vistra Energy Corp.(a)	1,073,690	24,576,764

		81,700,103

Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	157,574	15,839,339
Roper Technologies Inc.	223,741	59,631,451

		75,470,790

Insurance — 6.2%
Alleghany Corp.	34,604	21,569,365
American Financial Group Inc./OH	189,518	17,157,065
American National Insurance Co.	20,771	2,642,902
Arch Capital Group Ltd.(a)	885,620	23,663,766
Arthur J Gallagher & Co.	488,382	35,993,753
Aspen Insurance Holdings Ltd.	161,587	6,785,038
Assurant Inc.	139,442	12,471,693
Assured Guaranty Ltd.	283,366	10,847,250
Athene Holding Ltd., Class A(a)(b)	431,188	17,174,218
Axis Capital Holdings Ltd.	198,442	10,247,545
Brighthouse Financial Inc.(a)(b)	325,177	9,911,395
Brown & Brown Inc.	590,819	16,282,972
Cincinnati Financial Corp.	417,614	32,331,676
CNA Financial Corp.	74,911	3,307,321
Erie Indemnity Co., Class A, NVS	16,551	2,206,414
Everest Re Group Ltd.	66,651	14,513,922
Fidelity National Financial Inc.	718,367	22,585,459
First American Financial Corp.	279,982	12,498,397
Hanover Insurance Group Inc. (The)	114,473	13,367,012
Hartford Financial Services Group Inc. (The)	967,869	43,021,777
Lincoln National Corp.	578,417	29,678,576
Loews Corp.(b)	755,319	34,382,121
Markel Corp.(a)(b)	33,608	34,886,784
Mercury General Corp.	72,420	3,744,838
Old Republic International Corp.	767,646	15,790,478
Principal Financial Group Inc.	757,389	33,453,872
Reinsurance Group of America Inc.	168,415	23,616,835
RenaissanceRe Holdings Ltd.	98,124	13,119,179
Torchmark Corp.	281,539	20,983,102
Unum Group	556,105	16,338,365
White Mountains Insurance Group Ltd.(b)	8,302	7,120,542
Willis Towers Watson PLC	352,191	53,483,725
WR Berkley Corp.	255,538	18,886,814

		634,064,171

Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	39,491	1,241,202
Zillow Group Inc., Class C, NVS(a)(b)	89,336	2,821,231

		4,062,433

Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc.(a)	1,127,943	22,017,447

IT Services — 2.6%
Akamai Technologies Inc.(a)(b)	26,764	1,634,745
Amdocs Ltd.	388,669	22,768,230
Booz Allen Hamilton Holding Corp.	21,674	976,847
Conduent Inc.(a)	524,495	5,575,382
CoreLogic Inc.(a)(b)	80,699	2,696,960

347

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
DXC Technology Co.	761,283	$40,477,417
Euronet Worldwide Inc.(a)(b)	66,850	6,844,103
Fidelity National Information Services Inc.	810,265	83,092,676
Genpact Ltd.	259,838	7,013,028
Leidos Holdings Inc.	383,890	20,238,681
Sabre Corp.	143,159	3,097,961
Western Union Co. (The)	874,552	14,919,857
Worldpay Inc., Class A(a)(b)	740,248	56,577,155

		265,913,042

Leisure Products — 0.2%
Brunswick Corp./DE	211,959	9,845,496
Hasbro Inc.	67,676	5,498,675
Mattel Inc.(a)	727,951	7,272,230

		22,616,401

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	864,756	58,336,440
Bio-Rad Laboratories Inc., Class A(a)	57,781	13,417,904
Bruker Corp.	165,748	4,934,318
Charles River Laboratories International Inc.(a)	35,425	4,009,401
IQVIA Holdings Inc.(a)(b)	440,959	51,226,207
PerkinElmer Inc.	298,833	23,473,332
QIAGEN NV(a)(b)	600,627	20,691,600
Waters Corp.(a)(b)	14,957	2,821,638

		178,910,840

Machinery — 4.0%
AGCO Corp.	176,435	9,822,136
Colfax Corp.(a)(b)	228,623	4,778,221
Crane Co.	135,144	9,754,694
Cummins Inc.	257,711	34,440,498
Donaldson Co. Inc.	22,058	957,097
Dover Corp.	394,057	27,958,344
Flowserve Corp.	356,784	13,564,928
Fortive Corp.	66,868	4,524,289
Gardner Denver Holdings Inc.(a)	226,969	4,641,516
Gates Industrial Corp. PLC(a)(b)	117,795	1,559,606
IDEX Corp.	12,092	1,526,736
Ingersoll-Rand PLC.	305,909	27,908,078
ITT Inc.	235,822	11,383,128
Middleby Corp. (The)(a)(b)	62,102	6,379,738
Nordson Corp.	10,181	1,215,102
Oshkosh Corp.	198,466	12,167,950
PACCAR Inc.	932,220	53,267,051
Parker-Hannifin Corp.	294,762	43,960,805
Pentair PLC	426,676	16,119,819
Snap-on Inc.	152,562	22,165,733
Stanley Black & Decker Inc.	410,908	49,202,124
Terex Corp.	181,905	5,015,121
Timken Co. (The)	187,407	6,994,029
Trinity Industries Inc.	399,090	8,217,263
Wabtec Corp.	148,643	10,442,171
Xylem Inc./NY	213,163	14,222,235

		402,188,412

Marine — 0.1%
Kirby Corp.(a)(b)	159,666	10,755,102

Media — 1.7%
Discovery Inc., Class A(a)(b)	415,145	10,270,687
Discovery Inc., Class C, NVS(a)	938,378	21,657,764
DISH Network Corp., Class A(a)	606,060	15,133,318

Security	Shares	Value

Media (continued)
GCI Liberty Inc., Class A(a)(b)	271,650	$11,181,114
Interpublic Group of Companies Inc. (The)	935,706	19,303,615
John Wiley & Sons Inc., Class A.	121,860	5,723,764
Liberty Broadband Corp., Class A(a)(b)	70,396	5,055,137
Liberty Broadband Corp., Class C, NVS(a)	281,944	20,308,426
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	229,253	8,436,510
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	450,403	16,655,903
News Corp., Class A, NVS	1,028,604	11,674,656
News Corp., Class B.	326,533	3,771,456
Omnicom Group Inc.	205,567	15,055,727
Tribune Media Co., Class A	237,730	10,788,188

		175,016,265

Metals & Mining — 1.9%
Alcoa Corp.(a)	510,125	13,559,123
Freeport-McMoRan Inc.	3,918,338	40,398,065
Newmont Mining Corp.	1,443,738	50,025,522
Nucor Corp.	853,550	44,222,425
Reliance Steel & Aluminum Co.	183,936	13,090,725
Royal Gold Inc.	104,303	8,933,552
Steel Dynamics Inc.	508,762	15,283,210
U.S. Steel Corp.	475,934	8,681,036

		194,193,658

Mortgage Real Estate Investment — 1.1%
AGNC Investment Corp.	1,397,538	24,512,816
Annaly Capital Management Inc.	3,544,844	34,810,368
Chimera Investment Corp.(b)	506,038	9,017,597
MFA Financial Inc.	1,213,872	8,108,665
New Residential Investment Corp.	983,813	13,979,983
Starwood Property Trust Inc.(b)	732,381	14,435,229
Two Harbors Investment Corp.	664,803	8,536,071

		113,400,729

Multi-Utilities — 4.9%
Ameren Corp.	659,116	42,994,137
CenterPoint Energy Inc.	1,357,826	38,331,428
CMS Energy Corp.	763,727	37,919,045
Consolidated Edison Inc.	844,287	64,554,184
DTE Energy Co.	491,122	54,170,757
MDU Resources Group Inc.	523,559	12,481,647
NiSource Inc.	980,147	24,846,726
Public Service Enterprise Group Inc.	1,367,262	71,165,987
Sempra Energy	743,148	80,401,182
Vectren Corp.	226,742	16,320,889
WEC Energy Group Inc.	856,249	59,303,806

		502,489,788

Multiline Retail — 1.0%
Dollar Tree Inc.(a)	527,806	47,671,438
Kohl’s Corp.	451,728	29,967,635
Macy’s Inc.	827,184	24,633,540

		102,272,613

Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp.(a)(b)	299,010	2,807,704
Apache Corp.	973,650	25,558,312
Cabot Oil & Gas Corp.	311,790	6,968,506
Centennial Resource Development Inc./DE, Class A(a)(b)	499,406	5,503,454
Cheniere Energy Inc.(a)	191,269	11,321,212
Chesapeake Energy Corp.(a)(b)	2,456,343	5,158,320
Cimarex Energy Co.	224,697	13,852,570

348

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.(a)	539,410	$6,160,062
Concho Resources Inc.(a)	458,440	47,123,048
Continental Resources Inc./OK(a)	125,150	5,029,779
Devon Energy Corp.	1,268,011	28,580,968
Diamondback Energy Inc.	355,120	32,919,624
EQT Corp.	683,758	12,916,189
Equitrans Midstream Corp.(a)	579,737	11,606,335
Extraction Oil & Gas Inc.(a)(b)	293,393	1,258,656
Hess Corp.	709,585	28,738,192
HollyFrontier Corp.	431,928	22,080,159
Kosmos Energy Ltd.(a)(b)	505,554	2,057,605
Marathon Oil Corp.	2,247,993	32,236,220
Murphy Oil Corp.	442,749	10,355,899
Newfield Exploration Co.(a)	349,951	5,130,282
Noble Energy Inc.	1,306,932	24,518,044
ONEOK Inc.	651,406	35,143,354
Parsley Energy Inc., Class A(a)	219,286	3,504,190
PBF Energy Inc., Class A	326,006	10,650,616
QEP Resources Inc.(a)(b)	626,783	3,528,788
Range Resources Corp.(b)	573,752	5,490,807
SM Energy Co.(b)	307,602	4,761,679
Targa Resources Corp.	614,037	22,117,613
Whiting Petroleum Corp.(a)	247,217	5,609,354
Williams Companies Inc. (The)	3,294,624	72,646,459
WPX Energy Inc.(a)	1,083,717	12,300,188

		517,634,188

Paper & Forest Products — 0.1%
Domtar Corp.	170,664	5,995,426

Personal Products — 0.3%
Coty Inc., Class A	1,256,603	8,243,316
Herbalife Nutrition Ltd.(a)(b)	240,768	14,193,273
Nu Skin Enterprises Inc., Class A.	104,308	6,397,210

		28,833,799

Pharmaceuticals — 0.6%
Catalent Inc.(a)(b)	303,457	9,461,789
Elanco Animal Health Inc.(a)(b)	103,894	3,275,778
Jazz Pharmaceuticals PLC(a)	12,689	1,572,929
Mylan NV(a)	1,390,338	38,095,261
Perrigo Co. PLC	348,351	13,498,601

		65,904,358

Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	56,391	8,049,251
Equifax Inc.	236,827	22,055,699
IHS Markit Ltd.(a)(b)	1,034,485	49,624,246
ManpowerGroup Inc.	165,993	10,756,346
Nielsen Holdings PLC	965,722	22,530,294

		113,015,836

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	448,098	17,941,844
Howard Hughes Corp. (The)(a)(b)	63,400	6,189,108
Jones Lang LaSalle Inc.	123,532	15,639,151
Realogy Holdings Corp.(b)	316,643	4,648,319

		44,418,422

Road & Rail — 0.6%
AMERCO	19,012	6,238,027
Genesee & Wyoming Inc., Class A(a)(b)	124,601	9,222,966
Kansas City Southern.	276,899	26,430,010
Knight-Swift Transportation Holdings Inc.(b)	339,625	8,514,399

Security	Shares	Value

Road & Rail (continued)
Ryder System Inc.	140,095	$6,745,574
Schneider National Inc., Class B	105,386	1,967,557

		59,118,533

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices Inc.	842,654	72,324,993
Cypress Semiconductor Corp.	294,802	3,749,882
First Solar Inc.(a)(b)	222,756	9,457,106
Marvell Technology Group Ltd.	1,100,958	17,824,510
Qorvo Inc.(a)(b)	338,592	20,562,692
Skyworks Solutions Inc.	140,801	9,436,483
Teradyne Inc.	405,143	12,713,387

		146,069,053

Software — 1.0%
Aspen Technology Inc.(a)	10,271	844,071
Autodesk Inc.(a)	94,889	12,203,674
Elastic NV(a)(b)	4,179	298,715
FireEye Inc.(a)(b)	179,481	2,909,387
LogMeIn Inc.	46,156	3,764,945
Nuance Communications Inc.(a)(b)	773,748	10,236,686
Pluralsight Inc., Class A(a)(b)	12,263	288,794
SolarWinds Corp.(a)	14,572	201,531
SS&C Technologies Holdings Inc.	37,723	1,701,684
Symantec Corp.	1,724,126	32,577,361
Synopsys Inc.(a)	364,758	30,727,214
Teradata Corp.(a)(b)	93,303	3,579,103

		99,333,165

Specialty Retail — 1.5%
Advance Auto Parts Inc.	132,083	20,797,789
AutoNation Inc.(a)(b)	151,531	5,409,657
AutoZone Inc.(a)	8,639	7,242,419
Best Buy Co. Inc.	476,642	25,242,960
CarMax Inc.(a)(b)	185,290	11,623,242
Dick’s Sporting Goods Inc.	199,236	6,216,163
Foot Locker Inc.	310,801	16,534,613
Gap Inc. (The)	552,263	14,226,295
L Brands Inc.	506,949	13,013,381
Michaels Companies Inc. (The)(a)(b)	228,405	3,092,604
Penske Automotive Group Inc.	93,967	3,788,749
Tiffany & Co.	272,838	21,966,187
Williams-Sonoma Inc.	166,639	8,406,938

		157,560,997

Technology Hardware, Storage & Peripherals — 0.6%
Dell Technologies Inc., Class C(a)	375,951	18,372,745
NCR Corp.(a)(b)	55,736	1,286,387
Western Digital Corp.	786,422	29,074,021
Xerox Corp.	562,186	11,108,795

		59,841,948

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	71,117	5,980,229
Michael Kors Holdings Ltd.(a)	176,947	6,709,830
PVH Corp.	208,583	19,387,790
Ralph Lauren Corp.	147,462	15,256,419
Skechers U.S.A. Inc., Class A(a)(b)	186,073	4,259,211
Tapestry Inc.	628,491	21,211,571
Under Armour Inc., Class A(a)(b)	118,869	2,100,415
Under Armour Inc., Class C, NVS(a)(b)	121,506	1,964,752
VF Corp.	202,168	14,422,665

		91,292,882

349

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,287,266	$12,113,173
TFS Financial Corp.	131,277	2,117,498

		14,230,671

Trading Companies & Distributors — 0.4%
Air Lease Corp.	244,612	7,389,728
HD Supply Holdings Inc.(a)	350,956	13,167,869
MSC Industrial Direct Co. Inc., Class A	67,650	5,203,638
Univar Inc.(a)	271,363	4,813,980
Watsco Inc.	16,606	2,310,559
WESCO International Inc.(a)	128,953	6,189,744

		39,075,518

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	216,684	7,921,967

Water Utilities — 0.6%
American Water Works Co. Inc.	489,521	44,433,821
Aqua America Inc.	485,107	16,585,808

		61,019,629

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	1,781,493	10,368,290
Telephone & Data Systems Inc.	266,230	8,663,124
U.S. Cellular Corp.(a)	34,426	1,789,119

		20,820,533

Total Common Stocks — 99.7% (Cost: $10,466,140,272)		10,128,035,452

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	366,797,960	$366,834,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	31,489,201	31,489,201

		398,323,841

Total Short-Term Investments — 3.9% (Cost: $398,301,798)		398,323,841

Total Investments in Securities — 103.6% (Cost:$10,864,442,070)		10,526,359,293

Other Assets, Less Liabilities — (3.6)%.		(366,149,017)

Net Assets — 100.0%		$10,160,210,276

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	327,446,348	39,351,612	366,797,960	$366,834,640	$1,042,279	(a)	$4,590	$32,333
BlackRock Cash Funds: Treasury, SL Agency Shares	12,615,482	18,873,719	31,489,201	31,489,201	275,956		—	—

				$398,323,841	$1,318,235		$4,590	$32,333

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	59	03/15/19	$7,390	$43,781
S&P MidCap 400 E-Mini	143	03/15/19	23,770	241,535

				$285,316

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

350

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks.	$10,128,035,452	$—	$—	$10,128,035,452
Money Market Funds	398,323,841	—	—	398,323,841

	$10,526,359,293	$—	$—	$10,526,359,293

Derivative financial instruments(a)
Assets
Futures Contracts	$285,316	$—	$—	$285,316

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

351

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
Boeing Co. (The)	5,775	$1,862,437
General Dynamics Corp.	2,798	439,874
Lockheed Martin Corp.	2,675	700,422
Northrop Grumman Corp.	1,744	427,106
Raytheon Co.	3,096	474,772
United Technologies Corp.	8,738	930,422

		4,835,033

Air Freight & Logistics — 0.6%
FedEx Corp.	2,639	425,750
United Parcel Service Inc., Class B	7,447	726,306

		1,152,056

Airlines — 0.3%
Delta Air Lines Inc.	6,860	342,314
Southwest Airlines Co.	5,546	257,778

		600,092

Auto Components — 0.0%
Garrett Motion Inc.(a)	751	9,267

Automobiles — 0.7%
Ford Motor Co.	42,253	323,235
General Motors Co.	14,120	472,314
Tesla Inc.(a)	1,477	491,546

		1,287,095

Banks — 6.0%
Bank of America Corp.	98,656	2,430,884
BB&T Corp.	8,324	360,596
Citigroup Inc.	26,347	1,371,625
JPMorgan Chase & Co.	35,688	3,483,862
PNC Financial Services Group Inc. (The)	5,003	584,901
U.S. Bancorp.	16,313	745,504
Wells Fargo & Co.	45,758	2,108,528

		11,085,900

Beverages — 2.2%
Coca-Cola Co. (The)	41,253	1,953,330
Constellation Brands Inc., Class A	1,663	267,444
Monster Beverage Corp.(a)	4,279	210,612
PepsiCo Inc.	15,277	1,687,803

		4,119,189

Biotechnology — 3.2%
AbbVie Inc.	16,342	1,506,569
Alexion Pharmaceuticals Inc.(a)	2,320	225,875
Amgen Inc.	6,874	1,338,162
Biogen Inc.(a)	2,170	652,996
Celgene Corp.(a)	7,566	484,905
Gilead Sciences Inc.	13,958	873,073
Regeneron Pharmaceuticals Inc.(a)	859	320,836
Vertex Pharmaceuticals Inc.(a)	2,749	455,537

		5,857,953

Building Products — 0.2%
Johnson Controls International PLC	9,960	295,314
Resideo Technologies Inc.(a)	1,308	26,879

		322,193

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	9,852	463,734
BlackRock Inc.(b)	1,304	512,237
Charles Schwab Corp. (The)	12,952	537,897
CME Group Inc.	3,813	717,301

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)	3,758	$627,774
Intercontinental Exchange Inc.	6,054	456,048
Morgan Stanley	13,075	518,424
S&P Global Inc.	2,716	461,557
State Street Corp.	4,035	254,487
TD Ameritrade Holding Corp.	3,017	147,712

		4,697,171

Chemicals — 2.1%
Air Products & Chemicals Inc.	2,367	378,838
DowDuPont Inc.	24,752	1,323,737
Ecolab Inc.	2,759	406,539
Linde PLC	5,944	927,502
LyondellBasell Industries NV, Class A	3,363	279,667
PPG Industries Inc.	2,596	265,389
Sherwin-Williams Co. (The)	899	353,720

		3,935,392

Commercial Services & Supplies — 0.2%
Waste Management Inc.	4,597	409,087

Communications Equipment — 1.2%
Cisco Systems Inc.	48,907	2,119,140

Consumer Finance — 0.6%
American Express Co.	7,643	728,531
Capital One Financial Corp.	5,138	388,381

		1,116,912

Diversified Financial Services — 2.3%
Berkshire Hathaway Inc., Class B(a)	20,892	4,265,729

Diversified Telecommunication Services — 2.6%
AT&T Inc.	78,393	2,237,336
Verizon Communications Inc.	44,613	2,508,143

		4,745,479

Electric Utilities — 1.6%
American Electric Power Co. Inc.	5,325	397,991
Duke Energy Corp.	7,688	663,474
Exelon Corp.	10,409	469,446
NextEra Energy Inc.	5,148	894,825
Southern Co. (The)	11,103	487,644

		2,913,380

Electrical Equipment — 0.4%
Eaton Corp. PLC	4,721	324,144
Emerson Electric Co.	6,765	404,209

		728,353

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	5,533	118,960
Halliburton Co.	9,387	249,506
Schlumberger Ltd.	14,947	539,288

		907,754

Entertainment — 2.4%
Activision Blizzard Inc.	8,130	378,614
Electronic Arts Inc.(a)	3,220	254,090
Netflix Inc.(a)	4,493	1,202,596
Twenty-First Century Fox Inc., Class A, NVS	11,251	541,398
Twenty-First Century Fox Inc., Class B	5,306	253,521
Walt Disney Co. (The)	16,078	1,762,953

		4,393,172

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	4,729	748,080

352

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.	4,464	$484,924
Equinix Inc.	864	304,612
Prologis Inc.	6,748	396,243
Public Storage	1,599	323,654
Simon Property Group Inc.	3,321	557,895

		2,815,408

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,711	959,678
Sysco Corp.	5,163	323,514
Walgreens Boots Alliance Inc.	8,732	596,657
Walmart Inc.	15,386	1,433,206

		3,313,055

Food Products — 0.6%
General Mills Inc.	6,349	247,230
Kraft Heinz Co. (The)	6,496	279,588
Mondelez International Inc., Class A	15,392	616,142

		1,142,960

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	18,451	1,334,561
Baxter International Inc.	5,373	353,651
Becton Dickinson and Co.	2,856	643,514
Boston Scientific Corp.(a)	14,855	524,976
Danaher Corp.	6,664	687,192
Intuitive Surgical Inc.(a)	1,211	579,972
Medtronic PLC	14,592	1,327,288
Stryker Corp.	3,682	577,153

		6,028,307

Health Care Providers & Services — 3.3%
Anthem Inc.	2,805	736,677
Cigna Corp.	4,018	763,099
CVS Health Corp.	13,848	907,321
HCA Healthcare Inc.	2,934	365,136
Humana Inc.	1,487	425,996
McKesson Corp.	2,103	232,318
UnitedHealth Group Inc.	10,308	2,567,929

		5,998,476

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,293	211,645
Las Vegas Sands Corp.	3,872	201,538
Marriott International Inc./MD, Class A	3,048	330,891
McDonald’s Corp.	8,375	1,487,149
Starbucks Corp.	13,024	838,745
Yum! Brands Inc.	3,369	309,678

		3,379,646

Household Products — 1.9%
Colgate-Palmolive Co.	9,189	546,929
Kimberly-Clark Corp.	3,755	427,845
Procter & Gamble Co. (The)	26,863	2,469,247

		3,444,021

Industrial Conglomerates — 1.6%
3M Co.	6,146	1,171,059
General Electric Co.	92,960	703,707
Honeywell International Inc.	8,037	1,061,848

		2,936,614

Insurance — 2.2%
Aflac Inc.	8,276	377,054
Allstate Corp. (The)	3,727	307,962
American International Group Inc.	9,594	378,099

Security	Shares	Value

Insurance (continued)
Aon PLC	2,579	$374,883
Chubb Ltd.	4,929	636,728
Marsh & McLennan Companies Inc.	5,473	436,472
MetLife Inc.	9,078	372,743
Progressive Corp. (The)	6,257	377,485
Prudential Financial Inc.	4,438	361,919
Travelers Companies Inc. (The)	2,852	341,527

		3,964,872

Interactive Media & Services — 5.5%
Alphabet Inc., Class A(a)	3,222	3,366,861
Alphabet Inc., Class C, NVS(a)	3,284	3,400,943
Facebook Inc., Class A(a)	25,646	3,361,934

		10,129,738

Internet & Direct Marketing Retail — 4.2%
Amazon.com Inc.(a)	4,384	6,584,636
Booking Holdings Inc.(a)	511	880,157
eBay Inc.(a)	9,765	274,104

		7,738,897

IT Services — 4.7%
Accenture PLC, Class A	6,934	977,763
Automatic Data Processing Inc.	4,749	622,689
Cognizant Technology Solutions Corp., Class A	6,291	399,353
International Business Machines Corp.	9,908	1,126,243
Mastercard Inc., Class A	9,908	1,869,144
PayPal Holdings Inc.(a)	12,811	1,077,277
Visa Inc., Class A	18,996	2,506,332

		8,578,801

Life Sciences Tools & Services — 0.8%
Illumina Inc.(a)	1,585	475,389
Thermo Fisher Scientific Inc.	4,324	967,668

		1,443,057

Machinery — 1.0%
Caterpillar Inc.	6,178	785,038
Deere & Co.	3,489	520,454
Illinois Tool Works Inc.	3,556	450,510

		1,756,002

Media — 1.2%
Charter Communications Inc., Class A(a)(c)	1,882	536,313
Comcast Corp., Class A	49,271	1,677,678

		2,213,991

Metals & Mining — 0.0%
Southern Copper Corp.	881	27,108

Multi-Utilities — 0.3%
Dominion Energy Inc.	8,047	575,039

Multiline Retail — 0.2%
Target Corp.	5,675	375,061

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	5,424	237,788
Chevron Corp.	20,543	2,234,873
ConocoPhillips	12,423	774,574
EOG Resources Inc.	6,233	543,580
Exxon Mobil Corp.	45,690	3,115,601
Kinder Morgan Inc./DE	20,451	314,537
Marathon Petroleum Corp.	7,239	427,174
Occidental Petroleum Corp.	8,128	498,897
Phillips 66	4,495	387,244

353

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	1,818	$239,103
Valero Energy Corp.	4,555	341,488

		9,114,859

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,305	299,881

Pharmaceuticals — 6.3%
Allergan PLC	3,653	488,260
Bristol-Myers Squibb Co.	17,637	916,771
Eli Lilly & Co.	10,140	1,173,401
Johnson & Johnson	28,954	3,736,514
Merck & Co. Inc.	28,069	2,144,752
Pfizer Inc.	62,572	2,731,268
Zoetis Inc.	5,224	446,861

		11,637,827

Road & Rail — 1.1%
CSX Corp.	8,661	538,108
Norfolk Southern Corp.	2,934	438,750
Union Pacific Corp.	7,978	1,102,799

		2,079,657

Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials Inc.	10,591	346,749
Broadcom Inc.	4,441	1,129,257
Intel Corp.	49,273	2,312,382
Micron Technology Inc.(a)	12,203	387,201
NVIDIA Corp.	6,277	837,979
NXP Semiconductors NV.	3,727	273,115
QUALCOMM Inc.	13,072	743,928
Texas Instruments Inc.	10,366	979,587

		7,010,198

Software — 6.8%
Adobe Inc.(a)	5,301	1,199,298
Intuit Inc.	2,629	517,519
Microsoft Corp.	81,739	8,302,230
Oracle Corp.	27,471	1,240,316
salesforce.com Inc.(a)(c)	7,754	1,062,065
VMware Inc., Class A	770	105,590

		12,427,018

Specialty Retail — 1.9%
Home Depot Inc. (The)	12,430	2,135,723
Lowe’s Companies Inc.	8,804	813,137
TJX Companies Inc. (The)	13,320	595,937

		3,544,797

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	51,220	$8,079,443
Hewlett Packard Enterprise Co.	15,855	209,444
HP Inc.	17,158	351,053

		8,639,940

Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	13,530	1,003,114

Tobacco — 1.2%
Altria Group Inc.	20,418	1,008,445
Philip Morris International Inc.	16,752	1,118,364

		2,126,809

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	3,284	208,895

Total Common Stocks — 99.9% (Cost: $187,802,623)		183,454,395

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(b)(d)(e)	609,706	609,767
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(d)	178,694	178,694

		788,461

Total Short-Term Investments — 0.4% (Cost: $788,460)		788,461

Total Investments in Securities — 100.3% (Cost: $188,591,083)		184,242,856

Other Assets, Less Liabilities — (0.3)%.		(478,760)

Net Assets — 100.0%		$ 183,764,096

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

354

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	276,598	333,108	(a)	—		609,706	$609,767	$2,776	(b)	$114	$3
BlackRock Cash Funds: Treasury, SL Agency Shares	218,052	—		(39,358	)(a)	178,694	178,694	3,709		—	—
BlackRock Inc.	938	622		(256)		1,304	512,237	9,712		16,106	(176,972)
PNC Financial Services Group Inc. (The) (c)	3,595	2,361		(953)		5,003	584,901	10,146		40,050	(188,025)

							$1,885,599	$26,343		$56,270	$(364,994)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	2	03/15/19	$251	$5,665

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$183,454,395	$—	$—	$183,454,395
Money Market Funds	788,461	—	—	788,461

	$184,242,856	$—	$—	$184,242,856

Derivative financial instruments(a)
Assets
Futures Contracts.	$5,665	$—	$—	$5,665

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

355

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Boeing Co. (The)	69,551	$22,430,197
General Dynamics Corp.	11,690	1,837,785
Lockheed Martin Corp.	28,177	7,377,866
Northrop Grumman Corp.	18,239	4,466,731
Raytheon Co.	31,939	4,897,846

		41,010,425

Air Freight & Logistics — 1.2%
FedEx Corp.	31,140	5,023,816
United Parcel Service Inc., Class B	87,790	8,562,159

		13,585,975

Airlines — 0.3%
Delta Air Lines Inc.	12,705	633,980
Southwest Airlines Co.	47,338	2,200,270

		2,834,250

Auto Components — 0.0%
Garrett Motion Inc.(a)	6,591	81,333

Automobiles — 0.5%
Tesla Inc.(a)	17,319	5,763,763

Beverages — 3.8%
Coca-Cola Co. (The)	410,745	19,448,776
Constellation Brands Inc., Class A	17,829	2,867,260
Monster Beverage Corp.(a)	50,314	2,476,455
PepsiCo Inc.	164,519	18,176,059

		42,968,550

Biotechnology — 5.6%
AbbVie Inc.	191,290	17,635,025
Alexion Pharmaceuticals Inc.(a)	20,894	2,034,240
Amgen Inc.	73,701	14,347,374
Biogen Inc.(a)	23,827	7,170,021
Celgene Corp.(a)	86,751	5,559,872
Gilead Sciences Inc.	120,738	7,552,162
Regeneron Pharmaceuticals Inc.(a)	10,011	3,739,108
Vertex Pharmaceuticals Inc.(a)	31,931	5,291,286

		63,329,088

Building Products — 0.0%
Resideo Technologies Inc.(a)	10,946	224,940

Capital Markets — 1.5%
Charles Schwab Corp. (The)	159,693	6,632,050
CME Group Inc.	5,171	972,769
Intercontinental Exchange Inc.	33,384	2,514,817
S&P Global Inc.	30,556	5,192,687
State Street Corp.	315	19,867
TD Ameritrade Holding Corp.	38,617	1,890,688

		17,222,878

Chemicals — 1.4%
Ecolab Inc.	15,811	2,329,751
Linde PLC	42,074	6,565,227
LyondellBasell Industries NV, Class A	19,877	1,652,971
PPG Industries Inc.	1,874	191,579
Sherwin-Williams Co. (The)	11,667	4,590,498

		15,330,026

Commercial Services & Supplies — 0.4%
Waste Management Inc.	48,077	4,278,372

Security	Shares	Value

Consumer Finance — 0.5%
American Express Co.	63,635	$6,065,688
Capital One Financial Corp.	130	9,827

		6,075,515

Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)	39,241	8,012,227

Electrical Equipment — 0.3%
Emerson Electric Co.	49,517	2,958,641

Energy Equipment & Services — 0.2%
Halliburton Co.	97,275	2,585,570

Entertainment — 3.5%
Activision Blizzard Inc.	100,375	4,674,464
Electronic Arts Inc.(a)	41,323	3,260,798
Netflix Inc.(a)	55,407	14,830,237
Walt Disney Co. (The)	147,780	16,204,077

		38,969,576

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	56,452	8,930,142
Crown Castle International Corp.	39,457	4,286,214
Equinix Inc.	10,003	3,526,658
Public Storage	16,963	3,433,481
Simon Property Group Inc.	32,375	5,438,676

		25,615,171

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	58,925	12,003,612
Sysco Corp.	54,944	3,442,791

		15,446,403

Food Products — 0.0%
General Mills Inc.	594	23,130

Health Care Equipment & Supplies — 1.8%
Becton Dickinson and Co.	5,371	1,210,194
Boston Scientific Corp.(a)	132,533	4,683,716
Intuitive Surgical Inc.(a)	14,983	7,175,658
Stryker Corp.	43,086	6,753,731

		19,823,299

Health Care Providers & Services — 3.7%
Cigna Corp.	11,359	2,157,301
CVS Health Corp.	10,573	692,743
HCA Healthcare Inc.	27,677	3,444,403
Humana Inc.	16,262	4,658,738
McKesson Corp.	621	68,602
UnitedHealth Group Inc.	124,178	30,935,223

		41,957,010

Hotels, Restaurants & Leisure — 2.0%
Las Vegas Sands Corp.	42,262	2,199,737
Marriott International Inc./MD, Class A	46,497	5,047,714
McDonald’s Corp.	16,641	2,954,943
Starbucks Corp.	170,164	10,958,562
Yum! Brands Inc.	11,472	1,054,506

		22,215,462

Household Products — 0.5%
Colgate-Palmolive Co.	16,665	991,901
Kimberly-Clark Corp.	35,513	4,046,351

		5,038,252

Industrial Conglomerates — 1.8%
3M Co.	62,501	11,908,941

356

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Honeywell International Inc.	65,053	$8,594,802

		20,503,743

Insurance — 1.0%
American International Group Inc.	14,208	559,937
Aon PLC.	25,719	3,738,514
Marsh & McLennan Companies Inc.	25,600	2,041,600
Progressive Corp. (The)	74,660	4,504,238
Travelers Companies Inc. (The)	2,703	323,684

		11,167,973

Interactive Media & Services — 8.3%
Alphabet Inc., Class A(a)	22,599	23,615,051
Alphabet Inc., Class C, NVS(a)	28,246	29,251,840
Facebook Inc., Class A(a)	312,754	40,998,922

		93,865,813

Internet & Direct Marketing Retail — 7.9%
Amazon.com Inc.(a)	49,333	74,096,686
Booking Holdings Inc.(a)	7,142	12,301,524
eBay Inc.(a)	95,051	2,668,081

		89,066,291

IT Services — 9.0%
Accenture PLC, Class A	87,929	12,398,868
Automatic Data Processing Inc.	57,564	7,547,792
Cognizant Technology Solutions Corp., Class A	65,310	4,145,879
International Business Machines Corp.	84,697	9,627,508
Mastercard Inc., Class A	124,483	23,483,718
PayPal Holdings Inc.(a)	159,321	13,397,303
Visa Inc., Class A	237,635	31,353,562

		101,954,630

Life Sciences Tools & Services — 0.6%
Illumina Inc.(a)	19,196	5,757,456
Thermo Fisher Scientific Inc.	6,828	1,528,038

		7,285,494

Machinery — 1.7%
Caterpillar Inc.	65,821	8,363,874
Deere & Co.	38,351	5,720,819
Illinois Tool Works Inc.	35,923	4,551,085

		18,635,778

Media — 0.4%
Charter Communications Inc., Class A(a)	16,758	4,775,527

Metals & Mining — 0.0%
Southern Copper Corp.	10,274	316,131

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	16,740	733,882
EOG Resources Inc.	10,924	952,682
Pioneer Natural Resources Co.	11,622	1,528,525

		3,215,089

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	26,533	3,451,943

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	108,361	5,632,605
Eli Lilly & Co.	78,964	9,137,714
Johnson & Johnson	68,006	8,776,174
Merck & Co. Inc.	26,508	2,025,476
Zoetis Inc.	54,751	4,683,401

		30,255,370

Security	Shares	Value

Road & Rail — 1.3%
CSX Corp.	49,168	$3,054,808
Union Pacific Corp.	86,967	12,021,448

		15,076,256

Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials Inc.	140,667	4,605,438
Broadcom Inc.	33,598	8,543,299
Micron Technology Inc.(a)	118,555	3,761,750
NVIDIA Corp.	76,331	10,190,189
NXP Semiconductors NV	3,501	256,553
Texas Instruments Inc.	138,051	13,045,819

		40,403,048

Software — 11.6%
Adobe Inc.(a)	70,576	15,967,114
Intuit Inc.	37,822	7,445,261
Microsoft Corp.	872,754	88,645,624
Oracle Corp.	61,680	2,784,852
salesforce.com Inc.(a)	102,695	14,066,134
VMware Inc., Class A	9,695	1,329,475

		130,238,460

Specialty Retail — 3.6%
Home Depot Inc. (The)	143,606	24,674,383
Lowe’s Companies Inc.	100,098	9,245,051
TJX Companies Inc. (The)	154,304	6,903,561

		40,822,995

Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	593,699	93,650,080

Textiles, Apparel & Luxury Goods — 1.0%
NIKE Inc., Class B	157,880	11,705,223

Tobacco — 1.0%
Altria Group Inc.	237,916	11,750,671

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	24,134	1,535,164

Total Common Stocks — 99.7% (Cost: $1,007,739,747)		1,125,025,535

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	2,085,438	2,085,438

Total Short-Term Investments — 0.2% (Cost: $2,085,438)		2,085,438

Total Investments in Securities — 99.9% (Cost: $1,009,825,185)		1,127,110,973

Other Assets, Less Liabilities — 0.1%		832,114

Net Assets — 100.0%		$1,127,943,087

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

357

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,387	(3,848,387)	—	$—	$42,159	(a)	$1,453	$379
BlackRock Cash Funds: Treasury, SL Agency Shares	1,079,160	1,006,278	2,085,438	2,085,438	26,168		—	—

				$2,085,438	$68,327		$1,453	$379

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	22	03/15/19	$2,756	$14,370

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,125,025,535	$—	$—	$1,125,025,535
Money Market Funds	2,085,438	—	—	2,085,438

	$1,127,110,973	$—	$—	$1,127,110,973

Derivative financial instruments(a)
Assets
Futures Contracts	$14,370	$—	$—	$14,370

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

358

Schedule of Investments (unaudited) December 31, 2018	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
General Dynamics Corp.	6,313	$992,467
Lockheed Martin Corp.	966	252,937
United Technologies Corp.	35,888	3,821,354

		5,066,758

Airlines — 0.4%
Delta Air Lines Inc.	21,198	1,057,780
Southwest Airlines Co.	6,636	308,441

		1,366,221

Auto Components — 0.0%
Garrett Motion Inc.(a)	1,236	15,252

Automobiles — 0.9%
Ford Motor Co.	172,787	1,321,821
General Motors Co.	57,990	1,939,765

		3,261,586

Banks — 12.7%
Bank of America Corp.	405,177	9,983,561
BB&T Corp.	34,043	1,474,743
Citigroup Inc.	108,204	5,633,100
JPMorgan Chase & Co.	146,569	14,308,066
PNC Financial Services Group Inc. (The)	20,545	2,401,916
U.S. Bancorp.	66,997	3,061,763
Wells Fargo & Co.	187,923	8,659,492

		45,522,641

Beverages — 0.7%
Coca-Cola Co. (The)	37,951	1,796,980
PepsiCo Inc.	7,089	783,193

		2,580,173

Biotechnology — 0.4%
Alexion Pharmaceuticals Inc.(a)	1,612	156,944
Amgen Inc.	1,672	325,488
Biogen Inc.(a)	456	137,220
Gilead Sciences Inc.	14,617	914,293

		1,533,945

Building Products — 0.4%
Johnson Controls International PLC	40,904	1,212,804
Resideo Technologies Inc.(a)	2,042	41,963

		1,254,767

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	40,435	1,903,275
BlackRock Inc.(b)	5,364	2,107,086
CME Group Inc.	13,828	2,601,323
Goldman Sachs Group Inc. (The)	15,433	2,578,083
Intercontinental Exchange Inc.	12,049	907,651
Morgan Stanley	53,695	2,129,007
State Street Corp.	15,570	982,000

		13,208,425

Chemicals — 3.1%
Air Products & Chemicals Inc.	9,704	1,553,125
DowDuPont Inc.	101,656	5,436,563
Ecolab Inc.	6,181	910,770
Linde PLC	9,983	1,557,747
LyondellBasell Industries NV, Class A	7,259	603,659
PPG Industries Inc.	10,011	1,023,425

		11,085,289

Security	Shares	Value

Commercial Services & Supplies — 0.1%
Waste Management Inc.	2,879	$256,202

Communications Equipment — 2.4%
Cisco Systems Inc.	200,858	8,703,177

Consumer Finance — 0.7%
American Express Co.	9,981	951,389
Capital One Financial Corp.	19,474	1,472,040

		2,423,429

Diversified Financial Services — 4.3%
Berkshire Hathaway Inc., Class B(a)	74,990	15,311,459

Diversified Telecommunication Services — 5.5%
AT&T Inc.	321,956	9,188,624
Verizon Communications Inc.	183,222	10,300,741

		19,489,365

Electric Utilities — 3.3%
American Electric Power Co. Inc.	21,837	1,632,097
Duke Energy Corp.	31,575	2,724,923
Exelon Corp.	42,708	1,926,131
NextEra Energy Inc.	21,146	3,675,598
Southern Co. (The)	45,596	2,002,576

		11,961,325

Electrical Equipment — 0.5%
Eaton Corp. PLC	19,343	1,328,090
Emerson Electric Co.	8,004	478,239

		1,806,329

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	22,725	488,587
Schlumberger Ltd.	61,387	2,214,843

		2,703,430

Entertainment — 1.5%
Twenty-First Century Fox Inc., Class A, NVS	46,207	2,223,481
Twenty-First Century Fox Inc., Class B	21,627	1,033,338
Walt Disney Co. (The)	18,753	2,056,266

		5,313,085

Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	4,489	487,640
Prologis Inc.	27,712	1,627,249
Simon Property Group Inc.	1,099	184,621

		2,299,510

Food & Staples Retailing — 2.3%
Walgreens Boots Alliance Inc.	35,861	2,450,382
Walmart Inc.	63,189	5,886,056

		8,336,438

Food Products — 1.3%
General Mills Inc.	24,902	969,684
Kraft Heinz Co. (The)	26,678	1,148,221
Mondelez International Inc., Class A	63,212	2,530,376

		4,648,281

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	75,776	5,480,878
Baxter International Inc.	19,665	1,294,351
Becton Dickinson and Co.	10,663	2,402,587
Boston Scientific Corp.(a)	14,091	497,976
Danaher Corp.	27,369	2,822,291
Medtronic PLC	59,928	5,451,051

		17,949,134

359

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 2.8%
Anthem Inc.	11,520	$3,025,498
Cigna Corp.	11,846	2,249,792
CVS Health Corp.	52,551	3,443,141
HCA Healthcare Inc.	3,491	434,455
Humana Inc.	321	91,960
McKesson Corp.	7,565	835,706

		10,080,552

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	17,721	873,645
Las Vegas Sands Corp.	6,126	318,858
McDonald’s Corp.	27,722	4,922,596
Yum! Brands Inc.	9,827	903,298

		7,018,397

Household Products — 3.4%
Colgate-Palmolive Co.	30,717	1,828,276
Kimberly-Clark Corp.	1,985	226,171
Procter & Gamble Co. (The)	110,324	10,140,982

		12,195,429

Industrial Conglomerates — 1.5%
3M Co.	4,163	793,218
General Electric Co.	381,783	2,890,098
Honeywell International Inc.	12,510	1,652,821

		5,336,137

Insurance — 3.3%
Aflac Inc.	33,830	1,541,295
Allstate Corp. (The)	15,307	1,264,818
American International Group Inc.	33,713	1,328,629
Chubb Ltd.	20,324	2,625,454
Marsh & McLennan Companies Inc.	11,968	954,448
MetLife Inc.	37,407	1,535,932
Prudential Financial Inc.	18,277	1,490,489
Travelers Companies Inc. (The)	9,427	1,128,883

		11,869,948

Internet & Direct Marketing Retail — 0.3%
eBay Inc.(a)	31,401	881,426

IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A	2,525	160,287
International Business Machines Corp.	11,433	1,299,589

		1,459,876

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific Inc.	16,709	3,739,307

Machinery — 0.1%
Caterpillar Inc.	2,077	263,924

Media — 2.1%
Charter Communications Inc., Class A(a)	2,271	647,167
Comcast Corp., Class A	202,353	6,890,120

		7,537,287

Multi-Utilities — 0.7%
Dominion Energy Inc.	33,004	2,358,466

Multiline Retail — 0.4%
Target Corp.	23,323	1,541,417

Oil, Gas & Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	14,816	649,533
Chevron Corp.	84,367	9,178,286
ConocoPhillips	51,021	3,181,159

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	22,705	$1,980,103
Exxon Mobil Corp.	187,646	12,795,581
Kinder Morgan Inc./DE	83,991	1,291,782
Marathon Petroleum Corp.	29,673	1,751,004
Occidental Petroleum Corp.	33,454	2,053,407
Phillips 66	18,462	1,590,501
Pioneer Natural Resources Co.	3,341	439,408
Valero Energy Corp.	18,715	1,403,064

		36,313,828

Pharmaceuticals — 10.5%
Allergan PLC	15,004	2,005,435
Bristol-Myers Squibb Co.	33,897	1,761,966
Eli Lilly & Co.	15,990	1,850,363
Johnson & Johnson	97,510	12,583,665
Merck & Co. Inc.	107,554	8,218,201
Pfizer Inc.	256,981	11,217,221

		37,636,851

Road & Rail — 0.9%
CSX Corp.	18,887	1,173,449
Norfolk Southern Corp.	12,049	1,801,808
Union Pacific Corp.	2,658	367,415

		3,342,672

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Inc.	7,312	1,859,295
Intel Corp.	202,342	9,495,910
Micron Technology Inc.(a)	10,849	344,239
NXP Semiconductors NV.	14,420	1,056,698
QUALCOMM Inc.	53,683	3,055,099

		15,811,241

Software — 1.8%
Microsoft Corp.	17,791	1,807,032
Oracle Corp.	101,880	4,599,882

		6,406,914

Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	65,114	860,156
HP Inc.	70,114	1,434,532

		2,294,688

Tobacco — 1.3%
Philip Morris International Inc.	68,798	4,592,954

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	4,685	298,013

Total Common Stocks — 99.8% (Cost: $355,836,420)		357,075,548

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(c)	543,928	543,928

Total Short-Term Investments — 0.1% (Cost: $543,928)		543,928

Total Investments in Securities — 99.9% (Cost: $356,380,348)		357,619,476

Other Assets, Less Liabilities — 0.1%		179,875

Net Assets — 100.0%		$357,799,351

360

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® Russell Top 200 Value ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	112,847	—		(112,847	)(a)	—	$—	$706	(b)	$(394)	$11
BlackRock Cash Funds: Treasury, SL Agency Shares	303,412	240,516	(a)	—		543,928	543,928	7,521		—	—
BlackRock Inc.	4,298	1,818		(752)		5,364	2,107,086	43,380		25,954	(714,972)
PNC Financial Services Group Inc. (The) (c)	16,443	7,094		(2,992)		20,545	2,401,916	45,980		7,973	(631,532)

							$5,052,930	$97,587		$33,533	$(1,346,493)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	4	03/15/19	$501	$(10,029)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$357,075,548	$—	$—	$357,075,548
Money Market Funds	543,928	—	—	543,928

	$357,619,476	$—	$—	$357,619,476

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,029)	$—	$—	$(10,029)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

361

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)	168,704	$54,407,040
General Dynamics Corp.	88,929	13,980,528
Lockheed Martin Corp.	79,045	20,697,143
Raytheon Co.	90,913	13,941,509
United Technologies Corp.	259,257	27,605,685

		130,631,905

Air Freight & Logistics — 0.8%
FedEx Corp.	77,551	12,511,303
United Parcel Service Inc., Class B	222,084	21,659,852

		34,171,155

Automobiles — 0.5%
Ford Motor Co.	1,250,012	9,562,592
General Motors Co.	419,309	14,025,886

		23,588,478

Banks — 7.0%
Bank of America Corp.	2,915,564	71,839,497
Citigroup Inc.	780,080	40,610,965
JPMorgan Chase & Co.	1,062,275	103,699,285
U.S. Bancorp.	485,280	22,177,296
Wells Fargo & Co.	1,353,285	62,359,373

		300,686,416

Beverages — 2.5%
Coca-Cola Co. (The)	1,223,775	57,945,746
PepsiCo Inc.	450,921	49,817,752

		107,763,498

Biotechnology — 3.3%
AbbVie Inc.	480,521	44,299,231
Amgen Inc.	203,548	39,624,689
Biogen Inc.(a)	64,360	19,367,212
Celgene Corp.(a)	222,791	14,278,675
Gilead Sciences Inc.	413,251	25,848,850

		143,418,657

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	290,589	13,678,024
BlackRock Inc.(b)	38,792	15,238,274
Goldman Sachs Group Inc. (The)	110,506	18,460,027
Morgan Stanley	417,606	16,558,078

		63,934,403

Chemicals — 0.9%
DowDuPont Inc.	732,204	39,158,270

Communications Equipment — 1.4%
Cisco Systems Inc.	1,436,178	62,229,593

Consumer Finance — 0.8%
American Express Co.	223,764	21,329,185
Capital One Financial Corp.	151,309	11,437,447

		32,766,632

Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B(a)	621,455	126,888,682

Diversified Telecommunication Services — 3.3%
AT&T Inc.	2,324,982	66,354,988
Verizon Communications Inc.	1,319,983	74,209,444

		140,564,432

Electric Utilities — 1.7%
Duke Energy Corp.	227,735	19,653,530

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	308,918	$13,932,202
NextEra Energy Inc.	152,691	26,540,750
Southern Co. (The)	328,689	14,436,021

		74,562,503

Electrical Equipment — 0.3%
Emerson Electric Co.	200,645	11,988,539

Energy Equipment & Services — 0.5%
Halliburton Co.	281,301	7,476,981
Schlumberger Ltd.	442,374	15,960,854

		23,437,835

Entertainment — 2.6%
Netflix Inc.(a)	139,306	37,286,644
Twenty-First Century Fox Inc., Class A, NVS	337,657	16,248,055
Twenty-First Century Fox Inc., Class B	155,601	7,434,616
Walt Disney Co. (The)	475,557	52,144,825

		113,114,140

Equity Real Estate Investment Trusts (REITs) — 0.4%
Simon Property Group Inc.	98,807	16,598,588

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	139,985	28,516,344
Walgreens Boots Alliance Inc.	256,778	17,545,641
Walmart Inc.	454,750	42,359,963

		88,421,948

Food Products — 0.6%
Kraft Heinz Co. (The)	198,670	8,550,757
Mondelez International Inc., Class A	464,421	18,590,772

		27,141,529

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	561,067	40,581,976
Danaher Corp.	197,038	20,318,559
Medtronic PLC	429,043	39,025,751

		99,926,286

Health Care Providers & Services — 2.4%
CVS Health Corp.	413,110	27,066,967
UnitedHealth Group Inc.	307,327	76,561,302

		103,628,269

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	246,226	43,722,351
Starbucks Corp.	396,315	25,522,686

		69,245,037

Household Products — 2.1%
Colgate-Palmolive Co.	277,060	16,490,611
Procter & Gamble Co. (The)	795,890	73,158,209

		89,648,820

Industrial Conglomerates — 2.0%
3M Co.	186,013	35,442,917
General Electric Co.	2,778,635	21,034,267
Honeywell International Inc.	236,485	31,244,398

		87,721,582

Insurance — 0.8%
Allstate Corp. (The)	109,587	9,055,174
American International Group Inc.	282,583	11,136,596
MetLife Inc.	314,943	12,931,559

		33,123,329

Interactive Media & Services — 7.0%
Alphabet Inc., Class A(a)	95,512	99,806,219

362

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	98,280	$101,779,751
Facebook Inc., Class A(a)	767,466	100,607,118

		302,193,088

Internet & Direct Marketing Retail — 5.2%
Amazon.com Inc.(a)	131,214	197,079,491
Booking Holdings Inc.(a)	14,797	25,486,649

		222,566,140

IT Services — 5.2%
Accenture PLC, Class A	203,854	28,745,453
International Business Machines Corp.	290,354	33,004,539
Mastercard Inc., Class A	290,270	54,759,436
PayPal Holdings Inc.(a)(c)	376,560	31,664,930
Visa Inc., Class A	561,335	74,062,540

		222,236,898

Machinery — 0.6%
Caterpillar Inc.	188,464	23,948,120

Media — 1.5%
Charter Communications Inc., Class A(a)(c)	56,309	16,046,376
Comcast Corp., Class A	1,450,299	49,382,681

		65,429,057

Multiline Retail — 0.3%
Target Corp.	166,700	11,017,203

Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	610,398	66,405,198
ConocoPhillips.	367,759	22,929,774
Exxon Mobil Corp.	1,352,499	92,226,907
Kinder Morgan Inc./DE	606,325	9,325,278
Occidental Petroleum Corp.	241,186	14,803,997

		205,691,154

Pharmaceuticals — 7.7%
Allergan PLC	101,057	13,507,279
Bristol-Myers Squibb Co.	521,413	27,103,048
Eli Lilly & Co.	301,171	34,851,508
Johnson & Johnson	856,756	110,564,362
Merck & Co. Inc.	830,650	63,469,966
Pfizer Inc.	1,846,516	80,600,423

		330,096,586

Road & Rail — 0.7%
Union Pacific Corp.	235,360	32,533,813

Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	1,457,936	68,420,936
NVIDIA Corp.	194,866	26,014,611
QUALCOMM Inc.	387,228	22,037,145

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	306,837	$28,996,097

		145,468,789

Software — 6.7%
Microsoft Corp.	2,469,062	250,782,627
Oracle Corp.	813,997	36,751,965

		287,534,592

Specialty Retail — 2.0%
Home Depot Inc. (The)	360,820	61,996,092
Lowe’s Companies Inc.	256,502	23,690,525

		85,686,617

Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	1,440,061	227,155,222

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	406,171	30,113,518

Tobacco — 1.5%
Altria Group Inc.	600,263	29,646,989
Philip Morris International Inc.	496,589	33,152,282

		62,799,271

Total Common Stocks — 99.8% (Cost: $4,360,955,900)		4,298,830,594

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(b)(d)(e)	17,006,547	17,008,248
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(d)	3,370,484	3,370,484

		20,378,732

Total Short-Term Investments — 0.5% (Cost: $20,378,732)		20,378,732

Total Investments in Securities — 100.3% (Cost: $4,381,334,632)		4,319,209,326

Other Assets, Less Liabilities — (0.3)%		(10,962,007)

Net Assets — 100.0%		$4,308,247,319

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

363

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 100 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	724,553	16,281,994	(a)	—		17,006,547	$17,008,248	$13,533	(b)	$3,316	$70
BlackRock Cash Funds: Treasury, SL Agency Shares	4,999,247	—		(1,628,763	)(a)	3,370,484	3,370,484	145,913		—	—
BlackRock Inc.	44,172	8,004		(13,384)		38,792	15,238,274	365,454		1,565,567	(7,381,654)

							$35,617,006	$524,900		$1,568,883	$(7,381,584)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	75	03/15/19	$9,395	$(42,638)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,298,830,594	$—	$—	$4,298,830,594
Money Market Funds	20,378,732	—	—	20,378,732

	$4,319,209,326	$—	$—	$4,319,209,326

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(42,638)	$—	$—	$(42,638)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

364

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)	968,194	$312,242,565
Harris Corp.	112,626	15,165,091
L3 Technologies Inc.	85,233	14,801,563
Lockheed Martin Corp.	272,186	71,269,182
Raytheon Co.	224,087	34,363,741
TransDigm Group Inc.(a)	88,678	30,155,841
United Technologies Corp.	701,687	74,715,632

		552,713,615

Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	317,184	21,597,059
FedEx Corp.	199,612	32,203,404
United Parcel Service Inc., Class B	637,225	62,148,554

		115,949,017

Auto Components — 0.1%
Aptiv PLC	293,072	18,044,443

Banks — 0.9%
Comerica Inc.	136,903	9,403,867
First Republic Bank/CA	297,098	25,817,816
SVB Financial Group(a)	97,942	18,601,145
U.S. Bancorp	2,783,225	127,193,382

		181,016,210

Beverages — 2.2%
Brown-Forman Corp., Class B, NVS	305,651	14,542,875
Coca-Cola Co. (The)	3,651,971	172,920,827
Constellation Brands Inc., Class A	304,455	48,962,453
Monster Beverage Corp.(a)(b)	728,394	35,851,553
PepsiCo Inc.	1,578,572	174,400,634

		446,678,342

Biotechnology — 2.6%
AbbVie Inc.	1,433,976	132,198,247
Alexion Pharmaceuticals Inc.(a)(b)	407,859	39,709,152
Amgen Inc.	771,006	150,091,738
Biogen Inc.(a)	199,460	60,021,503
Celgene Corp.(a)	602,468	38,612,174
Incyte Corp.(a)	156,411	9,946,176
Regeneron Pharmaceuticals Inc.(a)	83,820	31,306,770
Vertex Pharmaceuticals Inc.(a)	468,518	77,638,118

		539,523,878

Building Products — 0.1%
Allegion PLC	89,245	7,113,719
Masco Corp.	264,386	7,730,647

		14,844,366

Capital Markets — 1.7%
Ameriprise Financial Inc.	138,533	14,458,689
Cboe Global Markets Inc.	206,457	20,197,688
Charles Schwab Corp. (The)	1,145,772	47,583,911
E*TRADE Financial Corp.	276,482	12,132,030
Intercontinental Exchange Inc.	1,044,175	78,657,703
Moody’s Corp.	149,193	20,892,988
MSCI Inc.	160,570	23,672,835
Nasdaq Inc.	147,698	12,047,726
Northern Trust Corp.	215,867	18,044,323
S&P Global Inc.	459,992	78,171,040
T Rowe Price Group Inc.	219,760	20,288,243

		346,147,176

Security	Shares	Value

Chemicals — 1.7%
Air Products & Chemicals Inc.	401,951	$64,332,258
Celanese Corp.	130,067	11,702,128
CF Industries Holdings Inc.	182,459	7,938,791
Eastman Chemical Co.	138,732	10,142,696
Ecolab Inc.	465,697	68,620,453
FMC Corp.	109,376	8,089,449
Linde PLC	676,848	105,615,362
Mosaic Co. (The)	305,819	8,932,973
PPG Industries Inc.	202,997	20,752,383
Sherwin-Williams Co. (The)	93,630	36,839,660

		342,966,153

Commercial Services & Supplies — 0.6%
Cintas Corp.	158,099	26,559,051
Copart Inc.(a)(b)	258,003	12,327,383
Republic Services Inc.	172,078	12,405,103
Rollins Inc.	271,019	9,783,786
Waste Management Inc.	719,098	63,992,531

		125,067,854

Communications Equipment — 2.1%
Arista Networks Inc.(a)(b)	95,791	20,183,164
Cisco Systems Inc.	8,242,231	357,135,869
F5 Networks Inc.(a)(b)	111,384	18,047,549
Motorola Solutions Inc.	299,115	34,410,190

		429,776,772

Construction Materials — 0.1%
Martin Marietta Materials Inc.	65,695	11,290,999
Vulcan Materials Co.	116,591	11,519,191

		22,810,190

Consumer Finance — 0.4%
American Express Co.	642,083	61,203,352
Discover Financial Services	400,750	23,636,235

		84,839,587

Containers & Packaging — 0.1%
Avery Dennison Corp.	72,019	6,469,467
Ball Corp.	417,043	19,175,637

		25,645,104

Diversified Consumer Services — 0.0%
H&R Block Inc.	234,452	5,948,047

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)	1,711,872	349,530,025

Diversified Telecommunication Services — 2.1%
Verizon Communications Inc.	7,575,038	425,868,636

Electric Utilities — 1.1%
Alliant Energy Corp.	246,813	10,427,849
Eversource Energy	319,846	20,802,784
NextEra Energy Inc.	876,197	152,300,562
Pinnacle West Capital Corp.	205,645	17,520,954
Xcel Energy Inc.	424,421	20,911,223

		221,963,372

Electrical Equipment — 0.3%
AMETEK Inc.	424,010	28,705,477
Eaton Corp. PLC	381,769	26,212,260
Rockwell Automation Inc.	111,107	16,719,381

		71,637,118

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	209,062	16,938,203

365

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies Inc.(a)	344,383	$21,379,297

		38,317,500

Entertainment — 2.4%
Electronic Arts Inc.(a)	265,000	20,911,150
Netflix Inc.(a)(b)	799,492	213,992,029
Take-Two Interactive Software Inc.(a)(b)	209,336	21,549,048
Twenty-First Century Fox Inc., Class A, NVS	892,196	42,932,471
Twenty-First Century Fox Inc., Class B	411,197	19,646,993
Walt Disney Co. (The)	1,528,317	167,579,959

		486,611,650

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.	807,565	127,748,707
Apartment Investment & Management Co., Class A	285,926	12,546,433
AvalonBay Communities Inc.(b)	171,690	29,882,644
Boston Properties Inc.(b)	150,538	16,943,052
Crown Castle International Corp.	311,647	33,854,214
Digital Realty Trust Inc.(b)	210,720	22,452,216
Duke Realty Corp.	440,505	11,409,079
Equinix Inc.	88,347	31,147,618
Equity Residential	459,777	30,349,880
Essex Property Trust Inc.	89,850	22,032,118
Extra Space Storage Inc.(b)	153,823	13,917,905
Federal Realty Investment Trust.	65,210	7,697,388
HCP Inc.	876,185	24,471,847
Host Hotels & Resorts Inc.(b)	639,962	10,668,167
Mid-America Apartment Communities Inc.	116,950	11,192,115
Public Storage(b)	274,615	55,584,822
Realty Income Corp.	395,350	24,922,864
Regency Centers Corp.(b)	139,925	8,210,799
SBA Communications Corp.(a)(b)	119,921	19,414,011
Simon Property Group Inc.(b)	379,807	63,803,778
UDR Inc.	278,893	11,049,741
Vornado Realty Trust(b)	162,562	10,083,721
Welltower Inc.	689,331	47,846,465

		647,229,584

Food & Staples Retailing — 0.2%
Sysco Corp.	552,825	34,640,015

Food Products — 0.6%
Hershey Co. (The)	157,307	16,860,164
Hormel Foods Corp.	500,334	21,354,255
Kellogg Co.	465,288	26,526,069
Lamb Weston Holdings Inc.	269,441	19,820,080
McCormick & Co. Inc./MD, NVS	223,726	31,151,608

		115,712,176

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories.	3,219,797	232,887,917
ABIOMED Inc.(a)(b)	82,156	26,703,986
Align Technology Inc.(a)(b)	67,483	14,132,965
Baxter International Inc.	388,693	25,583,773
Becton Dickinson and Co.	309,830	69,810,896
Boston Scientific Corp.(a)	2,536,867	89,652,880
Cooper Companies Inc. (The)	38,969	9,917,610
Danaher Corp.	633,811	65,358,590
Edwards Lifesciences Corp.(a)	383,232	58,699,645
Hologic Inc.(a)	273,157	11,226,753
IDEXX Laboratories Inc.(a)(b)	157,577	29,312,474
Intuitive Surgical Inc.(a)	209,383	100,277,706
Medtronic PLC	2,462,125	223,954,890

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	260,372	$29,648,560
Stryker Corp.	335,953	52,660,633
Varian Medical Systems Inc.(a)	167,421	18,970,474
Zimmer Biomet Holdings Inc.	372,849	38,671,898

		1,097,471,650

Health Care Providers & Services — 1.3%
Cigna Corp.	399,422	75,858,226
DaVita Inc.(a)(b)	231,492	11,912,578
HCA Healthcare Inc.	491,647	61,185,469
Henry Schein Inc.(a)	125,899	9,885,589
Humana Inc.	251,710	72,109,881
Universal Health Services Inc., Class B	89,167	10,393,306
WellCare Health Plans Inc.(a)(b)	91,733	21,657,244

		263,002,293

Health Care Technology — 0.1%
Cerner Corp.(a)	602,213	31,580,050

Hotels, Restaurants & Leisure — 2.3%
Chipotle Mexican Grill Inc.(a)	44,940	19,404,643
Darden Restaurants Inc.	159,752	15,952,835
Hilton Worldwide Holdings Inc.	544,749	39,112,978
Marriott International Inc./MD, Class A	207,316	22,506,225
McDonald’s Corp.	1,413,263	250,953,111
Starbucks Corp.	1,159,899	74,697,495
Yum! Brands Inc.	571,551	52,536,968

		475,164,255

Household Durables — 0.1%
Garmin Ltd.	137,758	8,722,837
Newell Brands Inc.	409,787	7,617,940

		16,340,777

Household Products — 1.9%
Church & Dwight Co. Inc.	452,463	29,753,967
Clorox Co. (The)	233,363	35,970,573
Colgate-Palmolive Co.	905,837	53,915,418
Kimberly-Clark Corp.	342,190	38,989,129
Procter & Gamble Co. (The)	2,557,758	235,109,115

		393,738,202

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.(b)	532,828	21,099,989

Industrial Conglomerates — 1.2%
3M Co.	544,423	103,734,359
Honeywell International Inc.	678,594	89,655,839
Roper Technologies Inc.	189,508	50,507,672

		243,897,870

Insurance — 0.8%
Aon PLC	277,733	40,371,269
Arthur J Gallagher & Co.	226,216	16,672,119
Cincinnati Financial Corp.	133,272	10,317,918
Marsh & McLennan Companies Inc.	580,914	46,327,892
Progressive Corp. (The)	566,546	34,179,720
Torchmark Corp.	84,982	6,333,708

		154,202,626

Interactive Media & Services — 8.8%
Alphabet Inc., Class A(a)	548,070	572,711,227
Alphabet Inc., Class C, NVS(a)	564,009	584,093,360
Facebook Inc., Class A(a)	4,404,367	577,368,470
TripAdvisor Inc.(a)(b)	126,089	6,801,241

366

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Twitter Inc.(a)(b)	1,323,369	$38,033,625

		1,779,007,923

Internet & Direct Marketing Retail — 6.1%
Amazon.com Inc.(a)	752,960	1,130,923,331
Booking Holdings Inc.(a)(b)	40,759	70,204,117
eBay Inc.(a)	628,237	17,634,613
Expedia Group Inc.	135,114	15,220,592

		1,233,982,653

IT Services — 7.0%
Accenture PLC, Class A	537,532	75,797,387
Akamai Technologies Inc.(a)	299,178	18,273,792
Alliance Data Systems Corp.	86,100	12,921,888
Automatic Data Processing Inc.	802,503	105,224,193
Broadridge Financial Solutions Inc.	214,832	20,677,580
Fidelity National Information Services Inc.	599,963	61,526,206
Fiserv Inc.(a)(b)	730,389	53,676,288
FleetCor Technologies Inc.(a)(b)	96,951	18,005,740
Gartner Inc.(a)(b)	167,219	21,377,277
Global Payments Inc.	289,047	29,809,417
Jack Henry & Associates Inc.	68,415	8,655,866
Mastercard Inc., Class A	1,665,762	314,246,001
Paychex Inc.	361,502	23,551,855
PayPal Holdings Inc.(a)	2,160,218	181,652,732
Total System Services Inc.	210,232	17,089,759
VeriSign Inc.(a)	194,341	28,818,827
Visa Inc., Class A	3,221,487	425,042,995
Western Union Co. (The)	339,256	5,787,707

		1,422,135,510

Leisure Products — 0.1%
Hasbro Inc.	122,238	9,931,837
Mattel Inc.(a)	310,649	3,103,384

		13,035,221

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	308,426	20,806,418
Illumina Inc.(a)(b)	269,491	80,828,436
IQVIA Holdings Inc.(a)(b)	212,689	24,708,081
Mettler-Toledo International Inc.(a)	29,192	16,510,411
PerkinElmer Inc.	106,410	8,358,506
Thermo Fisher Scientific Inc.	738,046	165,167,314
Waters Corp.(a)(b)	82,688	15,599,091

		331,978,257

Machinery — 0.5%
Flowserve Corp.	127,249	4,838,007
Illinois Tool Works Inc.	223,847	28,359,176
Ingersoll-Rand PLC	449,116	40,972,853
Xylem Inc./NY	330,376	22,042,687

		96,212,723

Media — 0.8%
Charter Communications Inc., Class A(a)(b)	138,986	39,606,841
Comcast Corp., Class A	3,828,622	130,364,579

		169,971,420

Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,196,553	12,336,461

Multi-Utilities — 0.5%
Ameren Corp.	448,262	29,240,130
CMS Energy Corp.	291,151	14,455,647
Dominion Energy Inc.	646,073	46,168,377

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	278,518	$19,290,157

		109,154,311

Multiline Retail — 0.3%
Dollar General Corp.	481,006	51,987,129
Macy’s Inc.	236,973	7,057,056
Nordstrom Inc.	102,310	4,768,669

		63,812,854

Oil, Gas & Consumable Fuels — 3.6%
Anadarko Petroleum Corp.	925,338	40,566,818
Apache Corp.	696,438	18,281,497
Cabot Oil & Gas Corp.	546,907	12,223,371
Cimarex Energy Co.	98,343	6,062,846
Concho Resources Inc.(a)	202,105	20,774,373
ConocoPhillips	2,109,261	131,512,423
Devon Energy Corp.	859,172	19,365,737
Diamondback Energy Inc.	283,354	26,266,916
Exxon Mobil Corp.	4,346,500	296,387,835
Hess Corp.	251,499	10,185,710
HollyFrontier Corp.	292,557	14,955,514
Marathon Oil Corp.	1,525,406	21,874,322
Newfield Exploration Co.(a)	169,142	2,479,622
Occidental Petroleum Corp.	1,382,261	84,843,180
ONEOK Inc.	430,294	23,214,361

		728,994,525

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	273,935	35,638,943

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	1,526,042	79,323,663
Eli Lilly & Co.	1,728,383	200,008,481
Johnson & Johnson	2,900,891	374,359,983
Merck & Co. Inc.	4,767,138	364,257,015
Pfizer Inc.	10,597,108	462,563,764
Zoetis Inc.	484,461	41,440,794

		1,521,953,700

Professional Services — 0.4%
Equifax Inc.	135,201	12,591,269
IHS Markit Ltd.(a)(b)	658,186	31,573,182
Robert Half International Inc.	102,843	5,882,620
Verisk Analytics Inc.(a)(b)	208,900	22,778,456

		72,825,527

Road & Rail — 1.7%
CSX Corp.	1,470,602	91,368,502
JB Hunt Transport Services Inc.	107,611	10,012,128
Kansas City Southern	82,354	7,860,689
Norfolk Southern Corp.	344,098	51,456,415
Union Pacific Corp.	1,350,723	186,710,440

		347,408,174

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices Inc.(a)(b)	1,615,265	29,817,792
Analog Devices Inc.	366,200	31,430,946
Broadcom Inc.	757,945	192,730,255
Intel Corp.	5,605,862	263,083,104
KLA-Tencor Corp.	155,244	13,892,785
Maxim Integrated Products Inc.	305,812	15,550,540
Microchip Technology Inc.	219,550	15,790,036
NVIDIA Corp.	592,706	79,126,251
QUALCOMM Inc.	1,155,081	65,735,660
Skyworks Solutions Inc.	199,547	13,373,640

367

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	1,162,206	$109,828,467
Xilinx Inc.	462,718	39,409,692

		869,769,168

Software — 11.0%
Adobe Inc.(a)(b)	894,881	202,457,878
ANSYS Inc.(a)	152,387	21,782,198
Autodesk Inc.(a)	400,922	51,562,578
Cadence Design Systems Inc.(a)(b)	306,823	13,340,664
Citrix Systems Inc.	235,263	24,105,047
Fortinet Inc.(a)	266,426	18,764,383
Intuit Inc.	475,760	93,653,356
Microsoft Corp.	14,169,137	1,439,159,245
Oracle Corp.	2,337,411	105,534,107
Red Hat Inc.(a)(b)	324,035	56,913,507
salesforce.com Inc.(a)	1,402,430	192,090,837
Synopsys Inc.(a)	156,824	13,210,854

		2,232,574,654

Specialty Retail — 2.6%
Advance Auto Parts Inc.	86,925	13,687,211
AutoZone Inc.(a)	46,086	38,635,737
CarMax Inc.(a)	144,617	9,071,825
Foot Locker Inc.	103,284	5,494,709
Home Depot Inc. (The)	952,515	163,661,127
Lowe’s Companies Inc.	677,122	62,538,988
O’Reilly Automotive Inc.(a)(b)	146,587	50,474,302
Ross Stores Inc.	389,136	32,376,115
Tiffany & Co.	89,763	7,226,819
TJX Companies Inc. (The)	2,268,738	101,503,338
Tractor Supply Co.	224,219	18,708,833
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	103,551	25,353,427

		528,732,431

Technology Hardware, Storage & Peripherals — 0.2%

NetApp Inc.	460,058	27,451,661
Seagate Technology PLC	305,830	11,801,980

		39,253,641

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	291,848	3,656,855
NIKE Inc., Class B	1,190,235	88,244,023
Tapestry Inc.	356,761	12,040,684

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	223,779	$3,954,175
Under Armour Inc., Class C, NVS(a)	229,425	3,709,802
VF Corp.	595,264	42,466,134

		154,071,673

Tobacco — 0.5%
Philip Morris International Inc.	1,453,414	97,029,919

Trading Companies & Distributors — 0.3%
Fastenal Co.	527,531	27,584,596
United Rentals Inc.(a)	79,228	8,123,247
WW Grainger Inc.	83,707	23,635,508

		59,343,351

Water Utilities — 0.1%
American Water Works Co. Inc.	209,279	18,996,255

Total Common Stocks — 99.9% (Cost: $16,728,056,796)		20,278,197,836

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	140,061,667	140,075,673
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	25,594,857	25,594,857

		165,670,530

Total Short-Term Investments — 0.8% (Cost: $165,665,041)		165,670,530

Total Investments in Securities — 100.7% (Cost: $16,893,721,837)		20,443,868,366

Other Assets, Less Liabilities — (0.7)%.		(148,452,417)

Net Assets — 100.0%		$20,295,415,949

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	201,257,683	—		(61,196,016	)(a)	140,061,667	$140,075,673	$379,501	(b)	$(2,026)	$7,007
BlackRock Cash Funds: Treasury, SL Agency Shares	20,348,132	5,246,725	(a)	—		25,594,857	25,594,857	375,468		—	—
BlackRock Inc.	122,594	30,061		(152,655)		—	—	1,120,508		(2,169,148)	(19,111,131)

							$165,670,530	$1,875,477		$(2,171,174)	$(19,104,124)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

368

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	106	03/15/19	$13,278	$140,137

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks.	$20,278,197,836	$—	$—	$20,278,197,836
Money Market Funds	165,670,530	—	—	165,670,530

	$20,443,868,366	$—	$—	$20,443,868,366

Derivative financial instruments(a)
Assets
Futures Contracts	$140,137	$—	$—	$140,137

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                Non-Voting Shares

369

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.	637,025	$10,740,241
General Dynamics Corp.	414,237	65,122,199
Harris Corp.	83,530	11,247,314
Huntington Ingalls Industries Inc.	64,274	12,231,985
L3 Technologies Inc.	48,029	8,340,716
Lockheed Martin Corp.	147,314	38,572,698
Northrop Grumman Corp.	258,414	63,285,589
Raytheon Co.	241,399	37,018,537
Textron Inc.	363,009	16,694,784
United Technologies Corp.	628,720	66,946,105

		330,200,168

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	205,464	17,277,468
FedEx Corp.	198,404	32,008,517
United Parcel Service Inc., Class B	517,270	50,449,343

		99,735,328

Airlines — 0.9%
Alaska Air Group Inc.	182,631	11,113,096
American Airlines Group Inc.	610,434	19,601,036
Delta Air Lines Inc.	928,505	46,332,399
Southwest Airlines Co.	753,062	35,002,322
United Continental Holdings Inc.(a)	340,785	28,533,928

		140,582,781

Auto Components — 0.2%
Aptiv PLC	153,867	9,473,591
BorgWarner Inc.	311,886	10,834,920
Goodyear Tire & Rubber Co. (The)	345,134	7,044,185

		27,352,696

Automobiles — 0.8%
Ford Motor Co.	5,814,447	44,480,519
General Motors Co.	1,953,353	65,339,658
Harley-Davidson Inc.	241,231	8,230,802

		118,050,979

Banks — 10.9%
Bank of America Corp.	13,582,728	334,678,418
BB&T Corp.	1,146,837	49,680,979
Citigroup Inc.	3,634,325	189,202,959
Citizens Financial Group Inc.	698,120	20,755,108
Comerica Inc.	129,298	8,881,480
Fifth Third Bancorp.	977,341	22,996,834
Huntington Bancshares Inc./OH	1,584,768	18,890,435
JPMorgan Chase & Co.	4,948,812	483,103,027
KeyCorp.	1,542,357	22,796,036
M&T Bank Corp.	208,969	29,909,733
People’s United Financial Inc.	559,082	8,067,553
PNC Financial Services Group Inc. (The)	686,708	80,283,032
Regions Financial Corp.	1,542,355	20,636,710
SunTrust Banks Inc.	668,658	33,727,110
Wells Fargo & Co.	6,304,745	290,522,650
Zions Bancorp. N.A.	284,725	11,599,696

		1,625,731,760

Beverages — 1.6%
Coca-Cola Co. (The)	2,736,517	129,574,080
Molson Coors Brewing Co., Class B	279,997	15,724,632
PepsiCo Inc.	819,298	90,516,043

		235,814,755

Security	Shares	Value

Biotechnology — 2.6%
AbbVie Inc.	1,074,422	$99,050,964
Amgen Inc.	322,392	62,760,051
Biogen Inc.(a)	137,937	41,508,002
Celgene Corp.(a)	551,493	35,345,186
Gilead Sciences Inc.	1,925,119	120,416,193
Incyte Corp.(a)	137,945	8,771,923
Regeneron Pharmaceuticals Inc.(a)	47,353	17,686,346

		385,538,665

Building Products — 0.5%
Allegion PLC	68,855	5,488,432
AO Smith Corp.	215,642	9,207,913
Fortune Brands Home & Security Inc.	212,436	8,070,444
Johnson Controls International PLC	1,375,136	40,772,783
Masco Corp.	239,451	7,001,547

		70,541,119

Capital Markets — 3.9%
Affiliated Managers Group Inc.	77,819	7,582,683
Ameriprise Financial Inc.	94,806	9,894,902
Bank of New York Mellon Corp. (The)	1,353,763	63,721,624
BlackRock Inc.(b)	180,693	70,979,824
Charles Schwab Corp. (The)	858,520	35,654,336
CME Group Inc.	532,463	100,166,940
E*TRADE Financial Corp.	153,747	6,746,418
Franklin Resources Inc.	440,750	13,072,645
Goldman Sachs Group Inc. (The)	514,869	86,008,867
Invesco Ltd.	609,296	10,199,615
Moody’s Corp.	126,534	17,719,821
Morgan Stanley	1,945,573	77,141,969
Nasdaq Inc.	51,102	4,168,390
Northern Trust Corp.	154,073	12,878,962
Raymond James Financial Inc.	192,644	14,334,640
State Street Corp.	564,880	35,626,982
T Rowe Price Group Inc.	179,164	16,540,421

		582,439,039

Chemicals — 2.5%
Albemarle Corp.	158,848	12,242,415
Celanese Corp.	94,365	8,490,019
CF Industries Holdings Inc.	194,841	8,477,532
DowDuPont Inc.	3,414,279	182,595,641
Eastman Chemical Co.	95,945	7,014,539
FMC Corp.	113,216	8,373,455
International Flavors & Fragrances Inc.	150,762	20,242,814
Linde PLC	270,767	42,250,483
LyondellBasell Industries NV, Class A	468,208	38,936,177
Mosaic Co. (The)	279,414	8,161,683
PPG Industries Inc.	193,361	19,767,295
Sherwin-Williams Co. (The)	46,622	18,343,892

		374,895,945

Commercial Services & Supplies — 0.1%
Copart Inc.(a)(c)	97,214	4,644,885
Republic Services Inc.	183,519	13,229,885

		17,874,770

Communications Equipment — 0.1%
Juniper Networks Inc.	511,165	13,755,450

Construction & Engineering — 0.2%
Fluor Corp.	208,392	6,710,222
Jacobs Engineering Group Inc.	177,077	10,351,922

370

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	216,257	$6,509,336

		23,571,480

Construction Materials — 0.1%
Martin Marietta Materials Inc.	40,056	6,884,425
Vulcan Materials Co.	101,618	10,039,858

		16,924,283

Consumer Finance — 0.9%
American Express Co.	521,262	49,686,694
Capital One Financial Corp.	704,890	53,282,635
Discover Financial Services	175,573	10,355,295
Synchrony Financial	985,791	23,126,657

		136,451,281

Containers & Packaging — 0.5%
Avery Dennison Corp.	70,369	6,321,247
Ball Corp.	167,220	7,688,776
International Paper Co.	603,594	24,361,054
Packaging Corp. of America	141,356	11,797,572
Sealed Air Corp.	232,114	8,086,852
Westrock Co.	375,510	14,179,257

		72,434,758

Distributors — 0.2%
Genuine Parts Co.	218,880	21,016,857
LKQ Corp.(a)(c)	476,186	11,299,894

		32,316,751

Diversified Consumer Services — 0.0%
H&R Block Inc.	115,618	2,933,229

Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B(a)(c)	1,505,561	307,405,445
Jefferies Financial Group Inc.	416,348	7,227,801

		314,633,246

Diversified Telecommunication Services — 2.2%
AT&T Inc.	10,831,034	309,117,710
CenturyLink Inc.	1,418,112	21,484,397

		330,602,107

Electric Utilities — 3.1%
Alliant Energy Corp.	151,021	6,380,637
American Electric Power Co. Inc.	733,864	54,848,996
Duke Energy Corp.	1,060,921	91,557,482
Edison International.	485,164	27,542,760
Entergy Corp.	269,986	23,237,695
Evergy Inc.	392,677	22,292,273
Eversource Energy	212,257	13,805,195
Exelon Corp.	1,439,101	64,903,455
FirstEnergy Corp.	723,048	27,150,453
PG&E Corp.(a)	774,536	18,395,230
PPL Corp.	1,071,753	30,362,763
Southern Co. (The)	1,531,162	67,248,635
Xcel Energy Inc.	420,032	20,694,977

		468,420,551

Electrical Equipment — 0.6%
Eaton Corp. PLC	335,092	23,007,417
Emerson Electric Co.	931,829	55,676,783
Rockwell Automation Inc.	90,263	13,582,776

		92,266,976

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	277,975	22,521,535
Corning Inc.	1,191,096	35,983,010

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	204,308	$8,895,570
IPG Photonics Corp.(a)(c)	52,791	5,980,692
TE Connectivity Ltd.	510,479	38,607,527

		111,988,334

Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	767,193	16,494,650
Halliburton Co.	1,303,711	34,652,638
Helmerich & Payne Inc.	161,534	7,743,940
National Oilwell Varco Inc.	573,426	14,737,048
Schlumberger Ltd.	2,060,875	74,356,370
TechnipFMC PLC	630,233	12,339,962

		160,324,608

Entertainment — 1.7%
Activision Blizzard Inc.	1,135,520	52,881,166
Electronic Arts Inc.(a)	233,778	18,447,422
Twenty-First Century Fox Inc., Class A, NVS	848,317	40,821,014
Twenty-First Century Fox Inc., Class B	390,982	18,681,120
Viacom Inc., Class B, NVS	523,543	13,455,055
Walt Disney Co. (The)	974,833	106,890,439

		251,176,216

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	160,113	18,451,422
AvalonBay Communities Inc.	65,671	11,430,038
Boston Properties Inc.	107,530	12,102,501
Crown Castle International Corp.	364,303	39,574,235
Digital Realty Trust Inc.(c)	135,739	14,462,990
Duke Realty Corp.	176,587	4,573,603
Equinix Inc.	47,826	16,861,535
Equity Residential	176,158	11,628,190
Essex Property Trust Inc.	25,580	6,272,472
Extra Space Storage Inc.	63,517	5,747,018
Federal Realty Investment Trust(c)	56,850	6,710,574
Host Hotels & Resorts Inc.	584,576	9,744,882
Iron Mountain Inc.(c)	427,584	13,857,997
Kimco Realty Corp.	624,191	9,144,398
Macerich Co. (The)(c)	156,668	6,780,591
Mid-America Apartment Communities Inc.	74,529	7,132,425
Prologis Inc.	936,858	55,012,302
Realty Income Corp.	119,221	7,515,692
Regency Centers Corp.	138,492	8,126,711
SBA Communications Corp.(a)(c)	71,084	11,507,789
Simon Property Group Inc.	151,458	25,443,429
SL Green Realty Corp.	126,327	9,989,939
UDR Inc.	183,423	7,267,219
Ventas Inc.	530,502	31,082,112
Vornado Realty Trust	125,589	7,790,286
Weyerhaeuser Co.	1,116,439	24,405,357

		382,615,707

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	652,118	132,842,958
Kroger Co. (The)	1,187,610	32,659,275
Sysco Corp.	263,809	16,530,272
Walgreens Boots Alliance Inc.	1,196,424	81,751,652
Walmart Inc.	2,118,507	197,338,927

		461,123,084

Food Products — 1.8%
Archer-Daniels-Midland Co.	834,362	34,183,811
Campbell Soup Co.	285,382	9,414,752
Conagra Brands Inc.	725,592	15,498,645

371

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
General Mills Inc.	887,301	$34,551,501
Hershey Co. (The)	81,005	8,682,116
JM Smucker Co. (The)	170,007	15,893,955
Kraft Heinz Co. (The)	925,527	39,834,682
Mondelez International Inc., Class A	2,163,607	86,609,188
Tyson Foods Inc., Class A	439,824	23,486,602

		268,155,252

Health Care Equipment & Supplies — 1.2%
Align Technology Inc.(a)	53,323	11,167,436
Baxter International Inc.	419,771	27,629,327
Becton Dickinson and Co.	147,706	33,281,116
Cooper Companies Inc. (The)(c)	41,899	10,663,295
Danaher Corp.	404,023	41,662,852
DENTSPLY SIRONA Inc.	329,655	12,266,463
Hologic Inc.(a)	178,879	7,351,927
Stryker Corp.	189,474	29,700,049

		173,722,465

Health Care Providers & Services — 5.3%
AmerisourceBergen Corp.	234,244	17,427,753
Anthem Inc.	384,960	101,102,045
Cardinal Health Inc.	444,603	19,829,294
Centene Corp.(a)	305,641	35,240,407
Cigna Corp.	241,544	45,874,038
CVS Health Corp.	1,924,577	126,098,285
Henry Schein Inc.(a)(c)	124,565	9,780,844
Laboratory Corp. of America Holdings(a)	150,262	18,987,106
McKesson Corp.	290,795	32,124,124
Quest Diagnostics Inc.	203,286	16,927,625
UnitedHealth Group Inc.	1,431,574	356,633,715
Universal Health Services Inc., Class B	54,661	6,371,286

		786,396,522

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	595,871	29,376,440
Darden Restaurants Inc.	55,260	5,518,264
Marriott International Inc./MD, Class A	252,836	27,447,876
MGM Resorts International	746,873	18,119,139
Norwegian Cruise Line Holdings Ltd.(a)	327,967	13,902,521
Royal Caribbean Cruises Ltd.	254,988	24,935,277
Starbucks Corp.	904,675	58,261,070
Wynn Resorts Ltd.	145,844	14,425,430

		191,986,017

Household Durables — 0.6%
DR Horton Inc.	509,565	17,661,523
Garmin Ltd.	68,092	4,311,585
Leggett & Platt Inc.	193,234	6,925,507
Lennar Corp., Class A	435,955	17,067,638
Mohawk Industries Inc.(a)(c)	94,443	11,046,053
Newell Brands Inc.	306,676	5,701,107
PulteGroup Inc.	386,813	10,053,270
Whirlpool Corp.	94,511	10,100,391

		82,867,074

Household Products — 1.4%
Colgate-Palmolive Co.	555,238	33,047,766
Kimberly-Clark Corp.	237,327	27,041,038
Procter & Gamble Co. (The)	1,631,398	149,958,104

		210,046,908

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	990,822	14,327,286

Security	Shares	Value

Industrial Conglomerates — 1.7%
3M Co.	424,603	$80,903,856
General Electric Co.	12,944,382	97,988,972
Honeywell International Inc.	550,868	72,780,680

		251,673,508

Insurance — 4.2%
Aflac Inc.	1,132,897	51,614,787
Allstate Corp. (The)	512,613	42,357,212
American International Group Inc.	1,316,467	51,881,964
Aon PLC	133,055	19,340,875
Arthur J Gallagher & Co.	89,865	6,623,051
Assurant Inc.	77,190	6,903,874
Brighthouse Financial Inc.(a)	175,724	5,356,068
Chubb Ltd.	685,800	88,591,644
Cincinnati Financial Corp.	117,047	9,061,779
Everest Re Group Ltd.	60,148	13,097,828
Hartford Financial Services Group Inc. (The)	534,668	23,765,993
Lincoln National Corp.	319,253	16,380,871
Loews Corp.	412,775	18,789,518
Marsh & McLennan Companies Inc.	278,045	22,174,089
MetLife Inc.	1,468,609	60,301,086
Principal Financial Group Inc.	392,576	17,340,082
Progressive Corp. (The)	407,798	24,602,453
Prudential Financial Inc.	614,565	50,117,776
Torchmark Corp.	83,566	6,228,174
Travelers Companies Inc. (The)	394,229	47,208,923
Unum Group	324,014	9,519,531
Willis Towers Watson PLC	193,411	29,371,394

		620,628,972

Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)(c)	50,230	2,709,406

Internet & Direct Marketing Retail — 0.6%
Booking Holdings Inc.(a)	35,833	61,719,476
eBay Inc.(a)	835,033	23,439,376
Expedia Group Inc.	66,748	7,519,162

		92,678,014

IT Services — 2.3%
Accenture PLC, Class A	512,301	72,239,564
Cognizant Technology Solutions Corp., Class A	861,658	54,698,050
DXC Technology Co.	416,805	22,161,522
FleetCor Technologies Inc.(a)	53,138	9,868,789
International Business Machines Corp.	1,352,483	153,736,743
Jack Henry & Associates Inc.	59,279	7,499,979
Paychex Inc.	179,826	11,715,664
Total System Services Inc.	79,248	6,442,070
Western Union Co. (The)	380,489	6,491,142

		344,853,523

Leisure Products — 0.1%
Hasbro Inc.	74,128	6,022,900
Mattel Inc.(a)(c)	261,242	2,609,808

		8,632,708

Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc.	223,293	15,063,346
IQVIA Holdings Inc.(a)	63,568	7,384,694
Mettler-Toledo International Inc.(a)	13,365	7,558,977
PerkinElmer Inc.(c)	79,045	6,208,985
Waters Corp.(a)	45,453	8,574,708

		44,790,710

372

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 2.7%
Caterpillar Inc.	878,200	$111,592,874
Cummins Inc.	219,952	29,394,385
Deere & Co.	478,661	71,401,861
Dover Corp.	218,308	15,488,953
Flowserve Corp.	91,504	3,478,982
Fortive Corp.	437,310	29,588,395
Illinois Tool Works Inc.	272,523	34,525,939
PACCAR Inc.	520,132	29,720,342
Parker-Hannifin Corp.	196,969	29,375,957
Pentair PLC	236,537	8,936,368
Snap-on Inc.	82,477	11,983,083
Stanley Black & Decker Inc.	224,785	26,915,756

		402,402,895

Media — 1.7%
CBS Corp., Class B, NVS	501,102	21,908,179
Charter Communications Inc., Class A(a)(c)	149,540	42,614,414
Comcast Corp., Class A.	3,648,456	124,229,927
Discovery Inc., Class A(a)(c)	232,188	5,744,331
Discovery Inc., Class C, NVS(a)	533,563	12,314,634
DISH Network Corp., Class A(a)	339,512	8,477,614
Interpublic Group of Companies Inc. (The)	569,271	11,744,061
News Corp., Class A, NVS	570,464	6,474,766
News Corp., Class B	183,294	2,117,046
Omnicom Group Inc.	333,953	24,458,718

		260,083,690

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	1,184,377	12,210,927
Newmont Mining Corp.	793,208	27,484,657
Nucor Corp.	467,792	24,236,304

		63,931,888

Multi-Utilities — 1.7%
CenterPoint Energy Inc.	747,267	21,095,347
CMS Energy Corp.	185,601	9,215,090
Consolidated Edison Inc.	463,503	35,439,439
Dominion Energy Inc.	452,617	32,344,011
DTE Energy Co.	270,748	29,863,504
NiSource Inc.	543,494	13,777,573
Public Service Enterprise Group Inc.	752,200	39,152,010
SCANA Corp.	208,991	9,985,590
Sempra Energy	407,234	44,058,647
WEC Energy Group Inc.	245,096	16,975,349

		251,906,560

Multiline Retail — 0.7%
Dollar Tree Inc.(a)	354,120	31,984,119
Kohl’s Corp.	247,019	16,387,241
Macy’s Inc.	264,917	7,889,228
Nordstrom Inc.	86,256	4,020,392
Target Corp.	776,548	51,322,057

		111,603,037

Oil, Gas & Consumable Fuels — 6.1%
Cabot Oil & Gas Corp.	198,558	4,437,771
Chevron Corp.	2,843,570	309,351,980
Cimarex Energy Co.	62,430	3,848,810
Concho Resources Inc.(a)	134,062	13,780,233
EOG Resources Inc.	863,034	75,265,195
Exxon Mobil Corp.	2,773,304	189,111,600
Hess Corp.	166,179	6,730,249
Kinder Morgan Inc./DE	2,824,641	43,442,979
Marathon Petroleum Corp.	1,028,159	60,671,663

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.(a)	160,860	$2,358,208
Noble Energy Inc.	710,663	13,332,038
ONEOK Inc.	263,353	14,207,894
Phillips 66	631,330	54,389,079
Pioneer Natural Resources Co.	253,688	33,365,046
Valero Energy Corp.	631,433	47,338,532
Williams Companies Inc. (The)	1,801,524	39,723,604

		911,354,881

Personal Products — 0.1%
Coty Inc., Class A.	667,414	4,378,236
Estee Lauder Companies Inc. (The), Class A	104,974	13,657,117

		18,035,353

Pharmaceuticals — 2.7%
Allergan PLC	471,822	63,063,729
Bristol-Myers Squibb Co.	1,190,241	61,868,727
Johnson & Johnson	1,636,456	211,184,647
Mylan NV(a)	769,125	21,074,025
Nektar Therapeutics(a)	259,977	8,545,444
Perrigo Co. PLC	184,901	7,164,914
Zoetis Inc.	321,723	27,520,185

		400,421,671

Professional Services — 0.2%
Equifax Inc.	69,717	6,492,744
Nielsen Holdings PLC	525,730	12,265,281
Robert Half International Inc.	97,075	5,552,690
Verisk Analytics Inc.(a)(c)	75,683	8,252,474

		32,563,189

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	471,778	18,889,991

Road & Rail — 0.2%
JB Hunt Transport Services Inc.	42,682	3,971,133
Kansas City Southern	84,386	8,054,644
Norfolk Southern Corp.	125,524	18,770,859

		30,796,636

Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices Inc.	253,392	21,748,635
Applied Materials Inc.	1,462,820	47,892,727
Intel Corp.	2,241,398	105,188,808
KLA-Tencor Corp.	103,263	9,241,006
Lam Research Corp.	230,910	31,443,015
Maxim Integrated Products Inc.	164,184	8,348,756
Microchip Technology Inc.	173,086	12,448,345
Micron Technology Inc.(a)	1,666,815	52,888,040
NVIDIA Corp.	426,669	56,960,311
Qorvo Inc.(a)	186,678	11,336,955
QUALCOMM Inc.	865,945	49,280,930
Skyworks Solutions Inc.	102,184	6,848,372
Texas Instruments Inc.	486,010	45,927,945

		459,553,845

Software — 0.8%
Cadence Design Systems Inc.(a)	170,659	7,420,253
Oracle Corp.	1,898,383	85,711,993
Symantec Corp.	952,234	17,992,461
Synopsys Inc.(a)	96,473	8,126,886

		119,251,593

Specialty Retail — 2.0%
Advance Auto Parts Inc.	38,085	5,996,864

373

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co. Inc.	349,782	$18,524,455
CarMax Inc.(a)(c)	142,175	8,918,638
Foot Locker Inc.	87,201	4,639,093
Gap Inc. (The)	316,368	8,149,640
Home Depot Inc. (The)	907,695	155,960,155
L Brands Inc.	338,265	8,683,262
Lowe’s Companies Inc.	645,271	59,597,230
Ross Stores Inc.	239,445	19,921,824
Tiffany & Co.	88,403	7,117,325

		297,508,486

Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	6,708,679	1,058,227,025
Hewlett Packard Enterprise Co.	2,119,286	27,995,768
HP Inc.	2,354,974	48,182,768
Seagate Technology PLC	139,817	5,395,538
Western Digital Corp.	432,674	15,995,958
Xerox Corp.	307,033	6,066,972

		1,161,864,029

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands Inc.	299,186	3,748,800
Michael Kors Holdings Ltd.(a)	225,477	8,550,088
NIKE Inc., Class B	928,348	68,827,721
PVH Corp.	112,175	10,426,666
Ralph Lauren Corp.	80,759	8,355,326
Tapestry Inc.	142,105	4,796,044
Under Armour Inc., Class A(a)(c)	97,964	1,731,024
Under Armour Inc., Class C, NVS(a)	100,434	1,624,018

		108,059,687

Tobacco — 1.4%
Altria Group Inc.	2,796,295	138,109,010
Philip Morris International Inc.	1,133,547	75,675,598

		213,784,608

Security	Shares	Value

Trading Companies & Distributors — 0.0%
United Rentals Inc.(a)	56,221	$5,764,339

Water Utilities — 0.1%
American Water Works Co. Inc.	99,110	8,996,215

Total Common Stocks — 99.6% (Cost: $15,197,127,667)		14,850,537,024

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(b)(d)(e)	56,266,021	56,271,647
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(b)(d)	22,343,802	22,343,802

		78,615,449

Total Short-Term Investments — 0.5% (Cost: $78,611,556)		78,615,449

Total Investments in Securities — 100.1% (Cost: $15,275,739,223)		14,929,152,473

Other Assets, Less Liabilities — (0.1)%.		(20,045,012)

Net Assets — 100.0%		$14,909,107,461

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	60,110,555	—		(3,844,534	)(a)	56,266,021	$56,271,647	$284,062	(b)	$(6,887)	$6,844
BlackRock Cash Funds: Treasury, SL Agency Shares	15,039,687	7,304,115	(a)	—		22,343,802	22,343,802	486,328		—	—
BlackRock Inc.	69,699	126,403		(15,409)		180,693	70,979,824	658,614		1,948,202	(9,862,616)
PNC Financial Services Group Inc. (The) (c)	647,820	313,908		(275,020)		686,708	80,283,032	1,705,147		4,781,943	(27,747,751)

							$229,878,305	$3,134,151		$6,723,258	$(37,603,523)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

374

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P 500 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	453	03/15/19	$56,743	$(242,666)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,850,537,024	$—	$—	$14,850,537,024
Money Market Funds	78,615,449	—	—	78,615,449

	$14,929,152,473	$—	$—	$14,929,152,473

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(242,666)	$—	$—	$(242,666)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

375

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Curtiss-Wright Corp.	389,738	$39,800,045
Esterline Technologies Corp.(a)	137,565	16,707,269
Teledyne Technologies Inc.(a)	157,430	32,599,030

		89,106,344

Auto Components — 0.5%
Gentex Corp.	1,703,627	34,430,302

Banks — 2.8%
BancorpSouth Bank	387,494	10,129,093
Bank of Hawaii Corp.	175,603	11,821,594
Commerce Bancshares Inc.	565,462	31,875,093
East West Bancorp. Inc.	637,820	27,764,305
F.N.B. Corp.	1,333,825	13,124,838
Home BancShares Inc./AR	641,267	10,478,303
MB Financial Inc.	390,349	15,469,531
Signature Bank/New York NY	285,295	29,331,179
Sterling Bancorp./DE	988,077	16,313,151
UMB Financial Corp.	400,092	24,393,609

		190,700,696

Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	76,755	18,485,674

Biotechnology — 0.8%
Exelixis Inc.(a)	1,358,644	26,724,527
Ligand Pharmaceuticals Inc.(a)(b)	189,401	25,701,716

		52,426,243

Building Products — 1.0%
Lennox International Inc.	322,557	70,594,825

Capital Markets — 3.5%
Eaton Vance Corp., NVS	625,662	22,010,789
Evercore Inc., Class A	160,457	11,482,303
FactSet Research Systems Inc.	338,418	67,727,594
Federated Investors Inc., Class B	403,831	10,721,713
Interactive Brokers Group Inc., Class A(b)	455,063	24,869,193
MarketAxess Holdings Inc.	334,464	70,675,588
SEI Investments Co.	632,324	29,213,369

		236,700,549

Chemicals — 2.7%
Cabot Corp.	300,632	12,909,138
Chemours Co. (The)	1,460,118	41,204,530
NewMarket Corp.	52,355	21,574,972
RPM International Inc.	1,180,795	69,407,130
Scotts Miracle-Gro Co. (The)	224,170	13,777,488
Sensient Technologies Corp.	177,022	9,886,679
Valvoline Inc.	706,496	13,670,698

		182,430,635

Commercial Services & Supplies — 1.1%
Brink’s Co. (The)	239,625	15,491,756
Clean Harbors Inc.(a)	264,314	13,043,896
Healthcare Services Group Inc.	362,677	14,572,362
MSA Safety Inc.	311,781	29,391,595

		72,499,609

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	1,263,184	42,834,570
InterDigital Inc.	178,643	11,867,255
Lumentum Holdings Inc.(a)	342,223	14,376,788
Plantronics Inc.	170,803	5,653,579

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	250,475	$14,765,501

		89,497,693

Construction & Engineering — 0.1%
KBR Inc.	589,466	8,948,094

Construction Materials — 0.2%
Eagle Materials Inc.	210,633	12,854,932

Consumer Finance — 0.5%
SLM Corp.(a)(b)	3,879,415	32,237,939

Containers & Packaging — 0.8%
AptarGroup Inc.	307,740	28,949,101
Bemis Co. Inc.	398,002	18,268,292
Greif Inc., Class A, NVS	104,199	3,866,825

		51,084,218

Distributors — 0.8%
Pool Corp.	358,291	53,259,957

Diversified Consumer Services — 1.6%
Adtalem Global Education Inc.(a)	523,543	24,774,055
Service Corp. International/U.S	1,609,963	64,817,110
Sotheby’s(a)	145,871	5,796,914
Weight Watchers International Inc.(a)	346,399	13,353,681

		108,741,760

Electric Utilities — 1.2%
Hawaiian Electric Industries Inc.	476,209	17,438,773
IDACORP Inc.	256,027	23,825,873
OGE Energy Corp.	995,495	39,013,449

		80,278,095

Electrical Equipment — 0.9%
EnerSys.	251,959	19,554,538
Hubbell Inc.	297,242	29,528,020
Regal Beloit Corp.	200,493	14,044,535

		63,127,093

Electronic Equipment, Instruments & Components — 3.9%
Cognex Corp.(b)	751,606	29,064,604
Littelfuse Inc.	223,926	38,398,831
National Instruments Corp.	1,001,598	45,452,517
Trimble Inc.(a)(b)	2,234,431	73,535,124
Zebra Technologies Corp., Class A(a)	478,691	76,221,968

		262,673,044

Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	353,489	9,572,482
Core Laboratories NV	221,360	13,206,338
Ensco PLC, Class A	3,905,618	13,904,000
Transocean Ltd.(a)	2,079,486	14,431,633

		51,114,453

Entertainment — 1.5%
Cinemark Holdings Inc.	427,306	15,297,555
Live Nation Entertainment Inc.(a)(b)	1,230,517	60,602,962
World Wrestling Entertainment Inc., Class A	386,741	28,897,287

		104,797,804

Equity Real Estate Investment Trusts (REITs) — 10.6%
American Campus Communities Inc.(b)	1,218,970	50,453,168
Camden Property Trust	488,966	43,053,456
CoreCivic Inc.	507,061	9,040,898
CoreSite Realty Corp.	196,549	17,144,969
Cousins Properties Inc.(b)	1,832,085	14,473,471

376

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.(b)	941,469	$49,784,881
Douglas Emmett Inc.(b)	747,313	25,505,793
EPR Properties	437,051	27,984,376
First Industrial Realty Trust Inc.	732,160	21,130,138
GEO Group Inc. (The)	450,870	8,882,139
Healthcare Realty Trust Inc.(b)	659,261	18,749,383
Highwoods Properties Inc.	443,421	17,155,958
JBG SMITH Properties.	679,016	23,636,547
Lamar Advertising Co., Class A(b)	447,084	30,929,271
Liberty Property Trust	724,079	30,324,429
Life Storage Inc.(b)	414,763	38,568,811
Mack-Cali Realty Corp.	525,946	10,303,282
Medical Properties Trust Inc.	3,247,576	52,221,022
National Retail Properties Inc.(b)	1,415,881	68,684,387
Omega Healthcare Investors Inc.	1,785,659	62,765,914
Pebblebrook Hotel Trust	537,393	15,213,596
Rayonier Inc.(b)	681,525	18,871,427
Tanger Factory Outlet Centers Inc.(b)	347,869	7,033,911
Taubman Centers Inc.(b)	321,873	14,642,003
Uniti Group Inc.(a)(b)	1,595,005	24,834,228
Urban Edge Properties.	508,819	8,456,572
Weingarten Realty Investors(b)	628,825	15,601,148

		725,445,178

Food Products — 1.5%
Flowers Foods Inc.	819,535	15,136,811
Lancaster Colony Corp.	173,942	30,763,382
Post Holdings Inc.(a)(b)	593,381	52,888,049
Tootsie Roll Industries Inc.(b)	165,268	5,519,951

		104,308,193

Gas Utilities — 2.9%
Atmos Energy Corp.	613,460	56,880,011
National Fuel Gas Co.	765,083	39,156,948
ONE Gas Inc.	243,671	19,396,211
UGI Corp.	1,546,642	82,513,351

		197,946,521

Health Care Equipment & Supplies — 8.7%
Avanos Medical Inc.(a)	423,213	18,955,710
Cantel Medical Corp.	150,303	11,190,058
Globus Medical Inc., Class A(a)(b)	677,126	29,306,013
Haemonetics Corp.(a)	459,875	46,010,494
Hill-Rom Holdings Inc.	598,681	53,013,203
ICU Medical Inc.(a)	147,776	33,933,803
Inogen Inc.(a)(b)	87,089	10,813,841
Integra LifeSciences Holdings Corp.(a)(b)	629,800	28,403,980
LivaNova PLC(a)	433,323	39,636,055
Masimo Corp.(a)	433,840	46,581,401
NuVasive Inc.(a)(b)	458,445	22,720,534
STERIS PLC	751,765	80,326,090
Teleflex Inc.	409,057	105,733,054
West Pharmaceutical Services Inc.	659,108	64,612,357

		591,236,593

Health Care Providers & Services — 2.8%
Chemed Corp.	142,589	40,392,612
Encompass Health Corp.	880,278	54,313,153
HealthEquity Inc.(a)(b)	483,514	28,841,610
Molina Healthcare Inc.(a)(b)	554,894	64,489,781
Tenet Healthcare Corp.(a)(b)	332,931	5,706,437

		193,743,593

Security	Shares	Value

Health Care Technology — 0.3%
Medidata Solutions Inc.(a)(b)	327,373	$22,071,488

Hotels, Restaurants & Leisure — 5.4%
Brinker International Inc.	344,778	15,163,336
Cheesecake Factory Inc. (The)	185,705	8,080,025
Churchill Downs Inc.	106,432	25,963,022
Cracker Barrel Old Country Store Inc.(b)	117,937	18,853,409
Domino’s Pizza Inc.	370,040	91,766,220
Dunkin’ Brands Group Inc.	434,138	27,836,929
Eldorado Resorts Inc.(a)(b)	579,788	20,994,124
International Speedway Corp., Class A	104,711	4,592,624
Jack in the Box Inc.	145,168	11,269,392
Papa John’s International Inc.	101,945	4,058,430
Penn National Gaming Inc.(a)(b)	552,724	10,407,793
Scientific Games Corp./DE, Class A(a)(b)	317,107	5,669,873
Six Flags Entertainment Corp.	301,113	16,750,916
Texas Roadhouse Inc.	385,577	23,018,947
Wendy’s Co. (The)	1,666,622	26,015,969
Wyndham Destinations Inc.	557,589	19,983,990
Wyndham Hotels & Resorts Inc.	882,725	40,049,233

		370,474,232

Household Durables — 1.3%
Helen of Troy Ltd.(a)(b)	235,290	30,865,342
NVR Inc.(a)	18,148	44,226,495
Tempur Sealy International Inc.(a)(b)	228,167	9,446,114
Tupperware Brands Corp.	147,346	4,651,713

		89,189,664

Household Products — 0.2%
Energizer Holdings Inc.	271,940	12,278,091

Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	339,312	34,107,642

Insurance — 2.1%
Brown & Brown Inc.	2,086,907	57,515,157
Genworth Financial Inc., Class A(a)	2,006,307	9,349,391
Hanover Insurance Group Inc. (The)	158,688	18,529,998
Kemper Corp.	228,396	15,160,926
Mercury General Corp.	111,196	5,749,945
Primerica Inc.	363,732	35,540,254

		141,845,671

Interactive Media & Services — 0.4%
Cars.com Inc.(a)(b)	275,492	5,923,078
Yelp Inc.(a)(b)	681,374	23,841,276

		29,764,354

IT Services — 3.8%
CoreLogic Inc.(a)	718,051	23,997,264
Leidos Holdings Inc.	1,332,409	70,244,602
LiveRamp Holdings Inc.(a)	606,507	23,429,365
MAXIMUS Inc.	570,875	37,158,254
Sabre Corp.	2,449,881	53,015,425
WEX Inc.(a)(b)	383,559	53,721,274

		261,566,184

Life Sciences Tools & Services — 2.6%
Bio-Rad Laboratories Inc., Class A(a)	179,202	41,614,288
Bio-Techne Corp.	335,985	48,623,749
Charles River Laboratories International Inc.(a)(b)	239,958	27,158,446
PRA Health Sciences Inc.(a)	520,263	47,843,386

377

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)	315,977	$12,433,695

		177,673,564

Machinery — 5.5%
Crane Co.	266,001	19,199,952
Donaldson Co. Inc.	740,268	32,120,229
Graco Inc.	874,172	36,584,098
IDEX Corp.	682,448	86,165,884
ITT Inc.	779,770	37,639,498
Kennametal Inc.	731,807	24,354,537
Lincoln Electric Holdings Inc.	304,464	24,006,986
Nordson Corp.	200,597	23,941,252
Toro Co. (The)	571,423	31,931,117
Wabtec Corp.(b)	352,531	24,765,303
Woodward Inc.	494,985	36,772,436

		377,481,292

Marine — 0.2%
Kirby Corp.(a)(b)	216,662	14,594,352

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	197,645	10,846,757
Cable One Inc.	27,429	22,494,523
John Wiley & Sons Inc., Class A	258,987	12,164,619
New York Times Co. (The), Class A(b)	1,257,509	28,029,876

		73,535,775

Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)	1,120,133	24,385,296
Royal Gold Inc.	373,399	31,981,624

		56,366,920

Multi-Utilities — 1.1%
Black Hills Corp.	480,746	30,181,234
NorthWestern Corp.	260,663	15,493,809
Vectren Corp.	429,145	30,889,857

		76,564,900

Multiline Retail — 0.4%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	459,238	30,543,919

Oil, Gas & Consumable Fuels — 2.3%
Callon Petroleum Co.(a)	2,034,799	13,205,846
Chesapeake Energy Corp.(a)(b)	3,986,881	8,372,450
CNX Resources Corp.(a)(b)	1,815,625	20,734,438
Equitrans Midstream Corp.(a)(b)	1,810,843	36,253,077
Matador Resources Co.(a)(b)	589,815	9,159,827
Murphy Oil Corp.	1,448,287	33,875,433
PBF Energy Inc., Class A	492,527	16,090,857
QEP Resources Inc.(a)(b)	2,118,280	11,925,916
Southwestern Energy Co.(a)(b)	2,380,669	8,118,081

		157,735,925

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	534,849	11,884,345

Personal Products — 0.1%
Edgewell Personal Care Co.(a)	235,726	8,804,366

Pharmaceuticals — 0.5%
Catalent Inc.(a)(b)	738,675	23,031,887
Mallinckrodt PLC(a)(b)	745,303	11,775,787

		34,807,674

Professional Services — 1.5%
ASGN Inc.(a)	467,637	25,486,216
Dun & Bradstreet Corp. (The)	330,247	47,139,457

Security	Shares	Value

Professional Services (continued)
Insperity Inc.	338,835	$31,633,636

		104,259,309

Road & Rail — 1.3%
Genesee & Wyoming Inc., Class A(a)(b)	260,479	19,280,655
Landstar System Inc.	234,607	22,444,852
Old Dominion Freight Line Inc.(b)	389,828	48,139,860

		89,865,367

Semiconductors & Semiconductor Equipment — 4.2%
Cree Inc.(a)(b)	912,851	39,047,202
Cypress Semiconductor Corp.	3,221,168	40,973,257
Integrated Device Technology Inc.(a)	1,148,126	55,603,742
Monolithic Power Systems Inc.	347,270	40,370,137
Silicon Laboratories Inc.(a)(b)	384,296	30,286,368
Synaptics Inc.(a)	172,770	6,428,772
Teradyne Inc.	989,750	31,058,355
Universal Display Corp.	249,410	23,337,294
Versum Materials Inc.	671,402	18,611,263

		285,716,390

Software — 6.4%
ACI Worldwide Inc.(a)(b)	1,033,187	28,588,284
Blackbaud Inc.(b)	265,146	16,677,683
CDK Global Inc.	470,734	22,538,744
CommVault Systems Inc.(a)	346,818	20,493,476
Fair Isaac Corp.(a)	257,598	48,170,826
j2 Global Inc.	417,089	28,937,635
Manhattan Associates Inc.(a)(b)	402,703	17,062,526
PTC Inc.(a)(b)	950,230	78,774,067
Teradata Corp.(a)(b)	1,052,006	40,354,950
Tyler Technologies Inc.(a)(b)	345,356	64,174,052
Ultimate Software Group Inc. (The)(a)(b)	278,221	68,127,976

		433,900,219

Specialty Retail — 1.7%
Aaron’s Inc.	324,966	13,664,820
Five Below Inc.(a)(b)	496,050	50,755,836
Sally Beauty Holdings Inc.(a)	677,384	11,549,397
Urban Outfitters Inc.(a)	671,789	22,303,395
Williams-Sonoma Inc.	371,924	18,763,566

		117,037,014

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	208,745	17,037,767
Deckers Outdoor Corp.(a)(b)	259,302	33,177,691

		50,215,458

Thrifts & Mortgage Finance — 0.2%
LendingTree Inc.(a)(b)	66,481	14,597,233

Trading Companies & Distributors — 0.5%
GATX Corp.	147,227	10,425,144
MSC Industrial Direct Co. Inc., Class A	214,876	16,528,262
NOW Inc.(a)(b)	435,331	5,067,253

		32,020,659

Water Utilities — 0.4%
Aqua America Inc.	729,482	24,940,990

Total Common Stocks — 99.8% (Cost: $6,342,356,483)		6,812,513,034

378

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	291,931,891	$291,961,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	14,760,926	14,760,926

		306,722,010

Total Short-Term Investments — 4.5% (Cost: $306,699,938)		306,722,010

Total Investments in Securities — 104.3% (Cost: $6,649,056,421)		7,119,235,044

Other Assets, Less Liabilities — (4.3)%		(293,492,597)

Net Assets — 100.0%		$6,825,742,447

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	259,947,471	31,984,420	291,931,891	$291,961,084	$863,384	(a)	$3,546	$25,796
BlackRock Cash Funds: Treasury, SL Agency Shares	9,263,945	5,496,981	14,760,926	14,760,926	147,134		—	—

				$306,722,010	$1,010,518		$3,546	$25,796

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	76	03/15/19	$12,633	$372,223

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

379

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,812,513,034	$—	$—	$6,812,513,034
Money Market Funds	306,722,010	—	—	306,722,010

	$7,119,235,044	$—	$—	$7,119,235,044

Derivative financial instruments(a)
Assets
Futures Contracts	$372,223	$—	$—	$372,223

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

380

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Esterline Technologies Corp.(a)	85,750	$10,414,337
Teledyne Technologies Inc.(a)	141,699	29,341,612

		39,755,949

Airlines — 0.7%
JetBlue Airways Corp.(a)	2,343,706	37,639,918

Auto Components — 1.1%
Adient PLC	667,463	10,051,993
Dana Inc.	1,112,861	15,168,295
Delphi Technologies PLC	679,927	9,736,555
Gentex Corp.	543,984	10,993,917
Visteon Corp.(a)	222,395	13,405,970

		59,356,730

Automobiles — 0.4%
Thor Industries Inc.	386,189	20,081,828

Banks — 12.3%
Associated Banc-Corp.	1,276,632	25,264,547
BancorpSouth Bank	362,335	9,471,437
Bank of Hawaii Corp.	170,103	11,451,334
Bank OZK	930,606	21,245,735
Cathay General Bancorp.	592,877	19,879,166
Chemical Financial Corp.	550,009	20,135,830
Commerce Bancshares Inc.	274,918	15,497,128
Cullen/Frost Bankers Inc.	491,795	43,248,452
East West Bancorp. Inc.	558,094	24,293,832
F.N.B. Corp.	1,346,752	13,252,040
First Horizon National Corp.	2,494,640	32,829,462
Fulton Financial Corp.	1,355,644	20,985,369
Hancock Whitney Corp.	655,739	22,721,356
Home BancShares Inc./AR	672,552	10,989,500
International Bancshares Corp.	422,391	14,530,250
MB Financial Inc.	310,914	12,321,522
PacWest Bancorp.	937,736	31,207,854
Pinnacle Financial Partners Inc.	563,821	25,992,148
Prosperity Bancshares Inc.	510,929	31,830,877
Signature Bank/New York NY	164,317	16,893,431
Sterling Bancorp./DE	863,220	14,251,762
Synovus Financial Corp.	1,274,384	40,767,544
TCF Financial Corp.	1,284,500	25,034,905
Texas Capital Bancshares Inc.(a)	386,279	19,734,994
Trustmark Corp.	513,512	14,599,146
Umpqua Holdings Corp.	1,696,038	26,967,004
United Bankshares Inc./WV	794,563	24,718,855
Valley National Bancorp.	2,552,404	22,665,348
Webster Financial Corp.	710,303	35,010,835
Wintrust Financial Corp.	434,268	28,874,479

		676,666,142

Biotechnology — 1.1%
Exelixis Inc.(a)	1,127,805	22,183,925
United Therapeutics Corp.(a)(b)	335,657	36,553,047

		58,736,972

Building Products — 0.3%
Resideo Technologies Inc.(a)	946,597	19,452,568

Capital Markets — 2.4%
Eaton Vance Corp., NVS	349,425	12,292,771
Evercore Inc., Class A	171,141	12,246,850

Security	Shares	Value
Capital Markets (continued)
Federated Investors Inc., Class B	381,504	$10,128,931
Interactive Brokers Group Inc., Class A	184,598	10,088,281
Janus Henderson Group PLC	1,284,901	26,623,149
Legg Mason Inc.	657,948	16,784,253
SEI Investments Co.	452,595	20,909,889
Stifel Financial Corp.	554,445	22,965,112

		132,039,236

Chemicals — 2.6%
Ashland Global Holdings Inc.	481,205	34,146,307
Cabot Corp.	202,852	8,710,465
Minerals Technologies Inc.	271,231	13,925,000
NewMarket Corp.	23,234	9,574,499
Olin Corp.	1,284,704	25,835,397
PolyOne Corp.	614,252	17,567,607
Scotts Miracle-Gro Co. (The)	109,351	6,720,712
Sensient Technologies Corp.	172,129	9,613,405
Valvoline Inc.	839,548	16,245,254

		142,338,646

Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	182,884	11,823,451
Clean Harbors Inc.(a)(b)	165,430	8,163,970
Deluxe Corp.	356,169	13,691,136
Healthcare Services Group Inc.	255,185	10,253,333
Herman Miller Inc.	456,395	13,805,949
HNI Corp.	336,920	11,937,076
Pitney Bowes Inc.	1,440,625	8,514,094
Stericycle Inc.(a)(b)	655,778	24,060,495

		102,249,504

Communications Equipment — 1.6%
ARRIS International PLC(a)	1,256,739	38,418,511
InterDigital Inc.	107,267	7,125,747
Lumentum Holdings Inc.(a)	271,716	11,414,789
NetScout Systems Inc.(a)	537,742	12,706,843
Plantronics Inc.	107,535	3,559,409
ViaSat Inc.(a)(b)	215,563	12,707,439

		85,932,738

Construction & Engineering — 2.4%
AECOM(a)(b)	1,204,047	31,907,245
Dycom Industries Inc.(a)	240,667	13,005,645
EMCOR Group Inc.	443,261	26,458,249
Granite Construction Inc.	360,768	14,531,735
KBR Inc.	573,410	8,704,364
MasTec Inc.(a)(b)	490,513	19,895,207
Valmont Industries Inc.	170,006	18,862,166

		133,364,611

Construction Materials — 0.2%
Eagle Materials Inc.	176,592	10,777,410

Consumer Finance — 0.3%
Navient Corp.	1,766,184	15,560,081

Containers & Packaging — 2.1%
AptarGroup Inc.	217,605	20,470,102
Bemis Co. Inc.	357,089	16,390,385
Greif Inc., Class A, NVS	110,468	4,099,468
Owens-Illinois Inc.(a)(b)	1,221,649	21,061,229
Silgan Holdings Inc.	595,591	14,067,859
Sonoco Products Co.	767,582	40,781,632

		116,870,675

381

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	33,407	$21,399,856
Sotheby’s(a)	142,750	5,672,885

		27,072,741

Electric Utilities — 2.0%
ALLETE Inc.	396,018	30,184,492
Hawaiian Electric Industries Inc.	427,167	15,642,855
IDACORP Inc.	166,737	15,516,545
OGE Energy Corp.	676,767	26,522,499
PNM Resources Inc.	613,407	25,204,894

		113,071,285

Electrical Equipment — 1.8%
Acuity Brands Inc.	308,718	35,487,134
EnerSys.	106,800	8,288,748
Hubbell Inc.	164,131	16,304,774
nVent Electric PLC	1,257,381	28,240,777
Regal Beloit Corp.	159,186	11,150,979

		99,472,412

Electronic Equipment, Instruments & Components — 4.2%
Arrow Electronics Inc.(a)(b)	670,496	46,230,699
Avnet Inc.	856,538	30,921,022
Belden Inc.	309,914	12,945,108
Cognex Corp.	676,231	26,149,853
Coherent Inc.(a)(b)	187,645	19,835,953
Jabil Inc.	1,107,138	27,445,951
SYNNEX Corp.	319,124	25,797,984
Tech Data Corp.(a)	287,351	23,508,185
Vishay Intertechnology Inc.	1,016,897	18,314,315

		231,149,070

Energy Equipment & Services — 1.6%
Apergy Corp.(a)(b)	290,904	7,877,680
Core Laboratories NV	149,409	8,913,741
Diamond Offshore Drilling Inc.(a)(b)	500,060	4,720,566
Dril-Quip Inc.(a)(b)	274,680	8,248,641
McDermott International Inc.(a)(b)	1,387,005	9,071,013
Oceaneering International Inc.(a)	756,611	9,154,993
Patterson-UTI Energy Inc.	1,673,087	17,316,451
Rowan Companies PLC, Class A(a)	975,747	8,186,517
Transocean Ltd.(a)(b)	2,101,462	14,584,146

		88,073,748

Entertainment — 0.3%
Cinemark Holdings Inc.	449,926	16,107,351

Equity Real Estate Investment Trusts (REITs) — 7.6%
Alexander & Baldwin Inc.	520,170	9,560,725
Camden Property Trust	294,060	25,891,983
CoreCivic Inc.(b)	473,816	8,448,139
CoreSite Realty Corp.	112,769	9,836,840
Corporate Office Properties Trust(b)	838,293	17,629,302
Cousins Properties Inc.(b)	1,643,202	12,981,296
Douglas Emmett Inc.	596,496	20,358,409
EPR Properties	194,331	12,443,014
First Industrial Realty Trust Inc.	339,608	9,801,087
GEO Group Inc. (The)(b)	542,792	10,693,002
Healthcare Realty Trust Inc.(b)	394,675	11,224,557
Highwoods Properties Inc.	413,982	16,016,964
Hospitality Properties Trust(b)	1,266,346	30,240,343
JBG SMITH Properties	250,694	8,726,658
Kilroy Realty Corp.(b)	774,950	48,728,856
Lamar Advertising Co., Class A(b)	268,494	18,574,415

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Liberty Property Trust(b)	512,140	$21,448,423
Mack-Cali Realty Corp.(b)	244,710	4,793,869
Pebblebrook Hotel Trust(b)	521,912	14,775,329
PotlatchDeltic Corp.(b)	519,832	16,447,484
Rayonier Inc.(b)	408,011	11,297,825
Sabra Health Care REIT Inc.	1,372,855	22,624,650
Senior Housing Properties Trust(b)	1,830,406	21,452,358
Tanger Factory Outlet Centers Inc.(b)	417,743	8,446,763
Taubman Centers Inc.	192,284	8,746,999
Urban Edge Properties	441,812	7,342,915
Weingarten Realty Investors(b)	375,884	9,325,682

		417,857,887

Food & Staples Retailing — 1.1%
Casey’s General Stores Inc.	281,470	36,067,566
Sprouts Farmers Market Inc.(a)	982,481	23,098,128

		59,165,694

Food Products — 2.0%
Flowers Foods Inc.	705,499	13,030,566
Hain Celestial Group Inc. (The)(a)(b)	687,808	10,908,635
Ingredion Inc.	543,882	49,710,815
Sanderson Farms Inc.	154,651	15,355,298
TreeHouse Foods Inc.(a)(b)	431,129	21,862,552

		110,867,866

Gas Utilities — 2.0%
Atmos Energy Corp.	368,962	34,210,157
New Jersey Resources Corp.	681,564	31,127,028
ONE Gas Inc.	193,954	15,438,738
Southwest Gas Holdings Inc.	408,137	31,222,480

		111,998,403

Health Care Equipment & Supplies — 0.3%
Cantel Medical Corp.	147,849	11,007,358
Inogen Inc.(a)	60,038	7,454,919

		18,462,277

Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)(b)	679,263	17,463,852
MEDNAX Inc.(a)	688,500	22,720,500
Patterson Companies Inc.	635,182	12,487,678
Tenet Healthcare Corp.(a)(b)	353,098	6,052,100

		58,724,130

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)(b)	1,343,319	12,949,595
Medidata Solutions Inc.(a)	188,196	12,688,174

		25,637,769

Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp.	623,030	12,946,563
Cheesecake Factory Inc. (The)	161,246	7,015,814
Cracker Barrel Old Country Store Inc.	83,178	13,296,835
Dunkin’ Brands Group Inc.	260,595	16,709,352
International Speedway Corp., Class A	98,448	4,317,929
Jack in the Box Inc.	73,680	5,719,778
Marriott Vacations Worldwide Corp.	315,021	22,212,131
Papa John’s International Inc.	85,051	3,385,880
Penn National Gaming Inc.(a)	351,255	6,614,132
Six Flags Entertainment Corp.	292,562	16,275,224
Texas Roadhouse Inc.	178,982	10,685,225
Wyndham Destinations Inc.	262,043	9,391,621

		128,570,484

382

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 1.8%
KB Home	662,826	$12,659,977
NVR Inc.(a)	10,467	25,507,974
Tempur Sealy International Inc.(a)(b)	155,755	6,448,257
Toll Brothers Inc.	1,044,044	34,380,369
TRI Pointe Group Inc.(a)(b)	1,093,270	11,949,441
Tupperware Brands Corp.	247,816	7,823,551

		98,769,569

Household Products — 0.2%
Energizer Holdings Inc.	224,442	10,133,556

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	164,904	16,576,150

Insurance — 8.3%
Alleghany Corp.	114,138	71,144,498
American Financial Group Inc./OH.	524,223	47,457,908
Aspen Insurance Holdings Ltd.	459,530	19,295,665
CNO Financial Group Inc.	1,267,312	18,857,603
First American Financial Corp.	854,008	38,122,917
Genworth Financial Inc., Class A(a)	2,116,478	9,862,788
Hanover Insurance Group Inc. (The)	189,018	22,071,632
Kemper Corp.	265,143	17,600,192
Mercury General Corp.	113,271	5,857,243
Old Republic International Corp.	2,188,151	45,010,266
Reinsurance Group of America Inc.	482,915	67,719,171
RenaissanceRe Holdings Ltd.	309,666	41,402,344
WR Berkley Corp.	742,184	54,854,819

		459,257,046

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	248,105	5,334,257

IT Services — 1.2%
CACI International Inc., Class A(a)	191,358	27,561,293
Perspecta Inc.	1,088,738	18,748,068
Science Applications International Corp.	327,521	20,863,088

		67,172,449

Leisure Products — 1.2%
Brunswick Corp./DE	667,972	31,027,299
Polaris Industries Inc.	447,220	34,292,830

		65,320,129

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International Inc.(a)	162,876	18,434,306
Syneos Health Inc.(a)(b)	197,707	7,779,770

		26,214,076

Machinery — 4.6%
AGCO Corp.	506,395	28,191,010
Crane Co.	159,264	11,495,676
Donaldson Co. Inc.	344,343	14,941,043
Graco Inc.	525,349	21,985,856
Lincoln Electric Holdings Inc.	233,111	18,380,802
Nordson Corp.	229,719	27,416,963
Oshkosh Corp.	553,648	33,944,159
Terex Corp.	498,871	13,753,873
Timken Co. (The)	532,467	19,871,668
Toro Co. (The)	315,730	17,642,992
Trinity Industries Inc.	1,126,450	23,193,606
Wabtec Corp.(b)	357,565	25,118,941

		255,936,589

Security	Shares	Value

Marine — 0.3%
Kirby Corp.(a)(b)	227,965	$15,355,722

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	176,506	9,686,649
Cable One Inc.	14,495	11,887,350
John Wiley & Sons Inc., Class A	125,962	5,916,435
Meredith Corp.	306,780	15,934,153
TEGNA Inc.	1,657,051	18,012,144

		61,436,731

Metals & Mining — 3.3%
Carpenter Technology Corp.	364,296	12,972,580
Commercial Metals Co.	904,864	14,495,921
Compass Minerals International Inc.	260,182	10,846,987
Reliance Steel & Aluminum Co.	541,630	38,547,807
Royal Gold Inc.	181,421	15,538,709
Steel Dynamics Inc.	1,765,893	53,047,426
U.S. Steel Corp.	1,365,111	24,899,625
Worthington Industries Inc.	309,251	10,774,305

		181,123,360

Multi-Utilities — 1.2%
MDU Resources Group Inc.	1,509,508	35,986,671
NorthWestern Corp.	162,364	9,650,916
Vectren Corp.	268,595	19,333,468

		64,971,055

Multiline Retail — 0.3%
Big Lots Inc.	309,824	8,960,110
Dillard’s Inc., Class A(b)	141,887	8,557,205

		17,517,315

Oil, Gas & Consumable Fuels — 2.9%
Chesapeake Energy Corp.(a)(b)	3,578,080	7,513,968
EQT Corp.	1,956,548	36,959,192
Matador Resources Co.(a)(b)	288,584	4,481,710
Oasis Petroleum Inc.(a)(b)	2,056,495	11,372,417
PBF Energy Inc., Class A	498,035	16,270,804
Range Resources Corp.	1,593,092	15,245,890
SM Energy Co.(b)	793,341	12,280,919
Southwestern Energy Co.(a)(b)	2,410,976	8,221,428
World Fuel Services Corp.	516,703	11,062,611
WPX Energy Inc.(a)(b)	3,042,412	34,531,376

		157,940,315

Paper & Forest Products — 0.5%
Domtar Corp.	484,073	17,005,485
Louisiana-Pacific Corp.	618,970	13,753,513

		30,758,998

Personal Products — 0.6%
Edgewell Personal Care Co.(a)	211,579	7,902,475
Nu Skin Enterprises Inc., Class A	427,772	26,235,257

		34,137,732

Pharmaceuticals — 0.5%
Catalent Inc.(a)	480,860	14,993,215
Prestige Consumer Healthcare Inc.(a)(b)	397,795	12,283,909

		27,277,124

Professional Services — 0.6%
ManpowerGroup Inc.	476,157	30,854,974

Real Estate Management & Development — 1.0%
Jones Lang LaSalle Inc.	350,482	44,371,021

383

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Realogy Holdings Corp.(b)	908,877	$13,342,315

		57,713,336

Road & Rail — 2.0%
Avis Budget Group Inc.(a)(b)	499,517	11,229,142
Genesee & Wyoming Inc., Class A(a)(b)	224,595	16,624,522
Knight-Swift Transportation Holdings Inc.	967,693	24,260,064
Landstar System Inc.	113,762	10,883,611
Old Dominion Freight Line Inc.	166,203	20,524,408
Ryder System Inc.	408,630	19,675,534
Werner Enterprises Inc.	339,197	10,019,879

		113,217,160

Semiconductors & Semiconductor Equipment — 1.9%
Cirrus Logic Inc.(a)	460,367	15,274,977
First Solar Inc.(a)(b)	581,140	24,672,299
MKS Instruments Inc.	415,741	26,861,026
Synaptics Inc.(a)	117,972	4,389,738
Teradyne Inc.	523,994	16,442,932
Universal Display Corp.	110,752	10,363,064
Versum Materials Inc.	261,364	7,245,010

		105,249,046

Software — 1.4%
Blackbaud Inc.	141,777	8,917,774
CDK Global Inc.	585,081	28,013,678
LogMeIn Inc.	393,989	32,137,683
Manhattan Associates Inc.(a)(b)	156,725	6,640,438

		75,709,573

Specialty Retail — 2.6%
Aaron’s Inc.(b)	247,749	10,417,845
American Eagle Outfitters Inc.	1,297,427	25,079,264
AutoNation Inc.(a)(b)	442,735	15,805,640
Bed Bath & Beyond Inc.	1,061,395	12,014,991
Dick’s Sporting Goods Inc.	567,675	17,711,460
Michaels Companies Inc. (The)(a)(b)	690,337	9,347,163
Murphy USA Inc.(a)(b)	230,752	17,684,833
Sally Beauty Holdings Inc.(a)(b)	343,860	5,862,813
Signet Jewelers Ltd.	399,185	12,682,108
Williams-Sonoma Inc.	295,975	14,931,939

		141,538,056

Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)(b)	909,958	21,001,831

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	172,813	14,104,997

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)(b)	1,030,856	$23,596,294

		37,701,291

Thrifts & Mortgage Finance — 0.9%
New York Community Bancorp. Inc.	3,776,042	35,532,555
Washington Federal Inc.	622,354	16,623,076

		52,155,631

Trading Companies & Distributors — 1.2%
GATX Corp.	161,886	11,463,148
MSC Industrial Direct Co. Inc., Class A	164,111	12,623,418
NOW Inc.(a)(b)	461,555	5,372,500
Watsco Inc.	247,334	34,414,053

		63,873,119

Water Utilities — 0.5%
Aqua America Inc.	739,955	25,299,061

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems Inc.	715,761	23,290,863

Total Common Stocks — 99.8% (Cost: $5,809,724,942)		5,499,890,239

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	235,681,964	235,705,532

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	7,093,473	7,093,473

		242,799,005

Total Short-Term Investments — 4.4% (Cost: $242,777,771)		242,799,005

Total Investments in Securities — 104.2% (Cost: $6,052,502,713)		5,742,689,244

Other Assets, Less Liabilities — (4.2)%		(233,135,792)

Net Assets — 100.0%		$5,509,553,452

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	424,106,220	(188,424,256)	235,681,964	$235,705,532	$1,494,832	(a)	$3,262	$41,722
BlackRock Cash Funds: Treasury, SL Agency Shares	7,011,886	81,587	7,093,473	7,093,473	144,411		—	—

				$242,799,005	$1,639,243		$3,262	$41,722

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

384

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Mid-Cap 400 Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	49	03/15/19	$8,145	$190,885

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,499,890,239	$—	$—	$5,499,890,239
Money Market Funds	242,799,005	—	—	242,799,005

	$5,742,689,244	$—	$—	$5,742,689,244

Derivative financial instruments(a)
Assets
Futures Contracts	$190,885	$—	$—	$190,885

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

385

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
AAR Corp.	243,473	$9,091,282
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,099,171	38,723,794
Aerovironment Inc.(a)(b)	327,726	22,268,982
Axon Enterprise Inc.(a)(b)	891,852	39,018,525
Cubic Corp.	233,968	12,573,440
Engility Holdings Inc.(a)	282,494	8,039,779
Mercury Systems Inc.(a)(b)	445,673	21,075,876
National Presto Industries Inc.	78,243	9,148,172
Triumph Group Inc.	17,719	203,769

		160,143,619

Air Freight & Logistics — 0.5%
Forward Air Corp.	287,452	15,766,742
Hub Group Inc., Class A(a)	230,575	8,547,415

		24,314,157

Airlines — 0.5%
Allegiant Travel Co.	196,868	19,730,111
Hawaiian Holdings Inc.	346,008	9,138,071

		28,868,182

Auto Components — 1.8%
Dorman Products Inc.(a)(b)	443,728	39,944,395
Fox Factory Holding Corp.(a)(b)	579,645	34,123,701
Gentherm Inc.(a)(b)	371,998	14,872,480
Standard Motor Products Inc.	157,587	7,631,938

		96,572,514

Banks — 8.3%
Brookline Bancorp. Inc.	662,731	9,158,942
Central Pacific Financial Corp.	234,398	5,707,591
City Holding Co.	257,044	17,373,604
Community Bank System Inc.	781,029	45,533,991
CVB Financial Corp.	742,346	15,017,660
Fidelity Southern Corp.	146,902	3,822,390
First BanCorp./Puerto Rico	1,690,549	14,538,721
First Financial Bankshares Inc.	1,033,346	59,613,731
First Midwest Bancorp. Inc.	179,531	3,556,509
Glacier Bancorp. Inc.	1,289,690	51,097,518
Great Western Bancorp. Inc.	382,449	11,951,531
Heritage Financial Corp./WA	288,040	8,560,549
Independent Bank Corp./Rockland MA	431,903	30,367,100
LegacyTexas Financial Group Inc.	694,354	22,281,820
National Bank Holdings Corp., Class A	236,210	7,291,803
OFG Bancorp.	315,638	5,195,402
Old National Bancorp./IN	2,298,039	35,389,801
Preferred Bank/Los Angeles CA	99,195	4,300,103
S&T Bancorp. Inc.	299,118	11,318,625
Seacoast Banking Corp. of Florida(a)(b)	782,310	20,355,706
ServisFirst Bancshares Inc.	303,236	9,664,131
Tompkins Financial Corp.	89,111	6,684,216
Triumph Bancorp. Inc.(a)(b)	374,795	11,131,412
Veritex Holdings Inc.(a)(b)	291,780	6,238,256
Westamerica Bancorp.	407,818	22,707,306

		438,858,418

Beverages — 0.1%
MGP Ingredients Inc.(b)	123,534	7,047,615

Biotechnology — 3.4%
Acorda Therapeutics Inc.(a)	286,684	4,466,537
Cytokinetics Inc.(a)(b)	468,529	2,961,103

Security	Shares	Value

Biotechnology (continued)
Eagle Pharmaceuticals Inc./DE(a)(b)	171,131	$6,894,868
Emergent BioSolutions Inc.(a)(b)	419,469	24,866,122
Enanta Pharmaceuticals Inc.(a)(b)	242,507	17,176,771
Momenta Pharmaceuticals Inc.(a)(b)	977,839	10,795,342
Myriad Genetics Inc.(a)(b)	607,969	17,673,659
Progenics Pharmaceuticals Inc.(a)(b)	1,325,328	5,566,378
REGENXBIO Inc.(a)(b)	464,661	19,492,529
Repligen Corp.(a)(b)	599,968	31,642,312
Spectrum Pharmaceuticals Inc.(a)(b)	1,568,645	13,725,644
Vanda Pharmaceuticals Inc.(a)(b)	808,597	21,128,640

		176,389,905

Building Products — 1.7%
AAON Inc.(b)	407,800	14,297,468
Gibraltar Industries Inc.(a)(b)	309,153	11,002,755
Insteel Industries Inc.	158,968	3,859,743
PGT Innovations Inc.(a)	483,798	7,668,199
Simpson Manufacturing Co. Inc.	310,956	16,832,048
Trex Co. Inc.(a)(b)	585,292	34,742,933

		88,403,146

Capital Markets — 1.2%
Blucora Inc.(a)	731,957	19,499,334
Greenhill & Co. Inc.	168,286	4,106,178
Investment Technology Group Inc.	512,590	15,500,722
Virtus Investment Partners Inc.	59,690	4,741,177
Waddell & Reed Financial Inc., Class A	608,875	11,008,460
WisdomTree Investments Inc.	1,157,723	7,698,858

		62,554,729

Chemicals — 2.3%
Balchem Corp.	272,949	21,385,554
FutureFuel Corp.	209,252	3,318,737
Hawkins Inc.	151,155	6,189,797
Ingevity Corp.(a)(b)	366,428	30,666,359
Innospec Inc.	372,677	23,016,532
Quaker Chemical Corp.	203,459	36,156,699

		120,733,678

Commercial Services & Supplies — 2.3%
Brady Corp., Class A, NVS	513,137	22,300,934
Mobile Mini Inc.	680,257	21,598,160
Tetra Tech Inc.	417,255	21,601,291
U.S. Ecology Inc.	339,939	21,409,358
UniFirst Corp./MA	235,487	33,691,125

		120,600,868

Communications Equipment — 1.0%
CalAmp Corp.(a)(b)	331,836	4,317,186
Extreme Networks Inc.(a)(b)	919,212	5,607,193
Harmonic Inc.(a)(b)	1,355,948	6,400,075
Lumentum Holdings Inc.(a)	1	42
Viavi Solutions Inc.(a)	3,485,408	35,028,350

		51,352,846

Construction & Engineering — 0.3%
Comfort Systems USA Inc.	314,165	13,722,727

Consumer Finance — 2.1%
FirstCash Inc.	668,817	48,388,910
Green Dot Corp., Class A(a)(b)	723,745	57,552,202
World Acceptance Corp.(a)	57,876	5,918,400

		111,859,512

386

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 1.3%
American Public Education Inc.(a)	256,502	$7,300,047
Career Education Corp.(a)	1,079,089	12,323,196
Regis Corp.(a)	518,527	8,789,033
Strategic Education Inc.(b)	331,250	37,570,375

		65,982,651

Diversified Telecommunication Services — 1.5%
ATN International Inc.	168,522	12,054,379
Cogent Communications Holdings Inc.	430,557	19,465,482
Consolidated Communications Holdings Inc.	613,507	6,061,449
Iridium Communications Inc.(a)	1,478,027	27,269,598
Vonage Holdings Corp.(a)	1,589,928	13,880,071

		78,730,979

Electric Utilities — 0.3%
El Paso Electric Co.	332,362	16,661,307

Electrical Equipment — 0.4%
AZZ Inc.	287,265	11,594,016
Vicor Corp.(a)(b)	251,056	9,487,406

		21,081,422

Electronic Equipment, Instruments & Components — 2.6%
Badger Meter Inc.	238,205	11,722,068
Control4 Corp.(a)(b)	225,957	3,976,843
CTS Corp.	512,055	13,257,104
Electro Scientific Industries Inc.(a)	529,180	15,854,233
ePlus Inc.(a)	108,376	7,713,120
Fabrinet(a)(b)	342,833	17,590,761
FARO Technologies Inc.(a)(b)	139,684	5,676,758
KEMET Corp.(b)	886,217	15,544,246
Knowles Corp.(a)	729,706	9,712,387
MTS Systems Corp.	123,485	4,955,453
OSI Systems Inc.(a)(b)	112,571	8,251,454
Park Electrochemical Corp.	159,595	2,883,882
Rogers Corp.(a)(b)	189,337	18,755,723

		135,894,032

Energy Equipment & Services — 1.0%
Archrock Inc.	2,003,783	15,008,335
Era Group Inc.(a)	159,523	1,394,231
KLX Energy Services Holdings Inc.(a)(b)	346,988	8,136,869
Nabors Industries Ltd.	2,503,785	5,007,570
Noble Corp. PLC(a)	1,669,377	4,373,768
Pioneer Energy Services Corp.(a)	1,271,653	1,564,133
ProPetro Holding Corp.(a)(b)	1,136,039	13,996,000
Unit Corp.(a)(b)	372,607	5,320,828

		54,801,734

Entertainment — 0.2%
Marcus Corp. (The)	310,298	12,256,771

Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust	707,928	16,820,369
Agree Realty Corp.(b)	526,148	31,105,870
American Assets Trust Inc.	326,972	13,134,465
Armada Hoffler Properties Inc.(b)	768,980	10,811,859
CareTrust REIT Inc.	840,604	15,517,550
Community Healthcare Trust Inc.(b)	273,994	7,899,247
DiamondRock Hospitality Co.	1,996,924	18,132,070
Easterly Government Properties Inc.(b)	937,993	14,707,730
EastGroup Properties Inc.(b)	549,171	50,375,456
Four Corners Property Trust Inc.(b)	1,042,487	27,313,159
Getty Realty Corp.	301,800	8,875,938

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Global Net Lease Inc.(b)	494,500	$8,713,090
Government Properties Income Trust	744,879	5,117,319
LTC Properties Inc.(b)	415,957	17,337,088
National Storage Affiliates Trust(b)	870,402	23,030,837
PS Business Parks Inc.	175,079	22,935,349
RPT Realty(b)	781,877	9,343,430
Saul Centers Inc.	111,673	5,273,199
Universal Health Realty Income Trust	123,363	7,570,787
Urstadt Biddle Properties Inc., Class A	463,325	8,905,107
Washington Prime Group Inc.	2,885,791	14,024,944

		336,944,863

Food & Staples Retailing — 0.1%
Chefs’ Warehouse Inc. (The)(a)(b)	208,264	6,660,283

Food Products — 1.2%
B&G Foods Inc.(b)	660,126	19,084,243
Calavo Growers Inc.(b)	161,376	11,773,993
Cal-Maine Foods Inc.	201,615	8,528,315
J&J Snack Foods Corp.	141,012	20,388,925
John B Sanfilippo & Son Inc.	62,387	3,472,460

		63,247,936

Gas Utilities — 0.8%
Northwest Natural Holding Co.(b)	293,761	17,760,790
Spire Inc.	340,229	25,204,164

		42,964,954

Health Care Equipment & Supplies — 5.1%
AngioDynamics Inc.(a)(b)	576,643	11,607,824
CONMED Corp.	394,873	25,350,847
CryoLife Inc.(a)	526,244	14,934,805
Cutera Inc.(a)(b)	106,404	1,810,996
Heska Corp.(a)(b)	105,800	9,109,380
Integer Holdings Corp.(a)	457,724	34,906,032
Lantheus Holdings Inc.(a)(b)	394,449	6,173,127
LeMaitre Vascular Inc.(b)	149,766	3,540,468
Meridian Bioscience Inc.	657,477	11,413,801
Merit Medical Systems Inc.(a)(b)	836,692	46,695,780
Natus Medical Inc.(a)(b)	303,532	10,329,194
Neogen Corp.(a)	793,373	45,222,261
OraSure Technologies Inc.(a)(b)	429,114	5,012,051
Orthofix Medical Inc.(a)(b)	189,896	9,967,641
Surmodics Inc.(a)	207,311	9,797,518
Tactile Systems Technology Inc.(a)(b)	260,390	11,860,764
Varex Imaging Corp.(a)(b)	355,120	8,409,242

		266,141,731

Health Care Providers & Services — 4.5%
Addus HomeCare Corp.(a)(b)	156,611	10,630,755
Amedisys Inc.(a)(b)	442,790	51,855,137
AMN Healthcare Services Inc.(a)(b)	715,142	40,519,946
BioTelemetry Inc.(a)(b)	511,985	30,575,744
Community Health Systems Inc.(a)	803,646	2,266,282
CorVel Corp.(a)(b)	142,438	8,791,273
Ensign Group Inc. (The)	750,418	29,108,714
LHC Group Inc.(a)(b)	286,429	26,889,954
Quorum Health Corp.(a)	210,368	607,963
Tivity Health Inc.(a)	631,544	15,668,607
U.S. Physical Therapy Inc.(b)	195,673	20,027,132

		236,941,507

Health Care Technology — 2.1%
Computer Programs & Systems Inc.(b)	88,046	2,209,955

387

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
HealthStream Inc.	227,496	$5,494,028
HMS Holdings Corp.(a)	1,281,264	36,041,956
NextGen Healthcare Inc.(a)(b)	739,898	11,209,455
Omnicell Inc.(a)(b)	604,639	37,028,092
Tabula Rasa HealthCare Inc.(a)(b)	261,867	16,696,640

		108,680,126

Hotels, Restaurants & Leisure — 3.2%
Belmond Ltd., Class A(a)	1,367,194	34,220,866
BJ’s Restaurants Inc.(b)	328,841	16,629,489
Chuy’s Holdings Inc.(a)	175,161	3,107,356
Dave & Buster’s Entertainment Inc.	597,121	26,607,712
Dine Brands Global Inc.	273,395	18,410,419
El Pollo Loco Holdings Inc.(a)	349,845	5,307,149
Fiesta Restaurant Group Inc.(a)	183,506	2,846,178
Monarch Casino & Resort Inc.(a)(b)	100,033	3,815,259
Ruth’s Hospitality Group Inc.	443,530	10,081,437
Shake Shack Inc., Class A(a)(b)	398,247	18,088,379
Wingstop Inc.	450,475	28,915,990

		168,030,234

Household Durables — 1.0%
Cavco Industries Inc.(a)	131,784	17,181,998
iRobot Corp.(a)(b)	422,466	35,377,303

		52,559,301

Household Products — 0.7%
WD-40 Co.	211,195	38,703,596

Industrial Conglomerates — 0.4%
Raven Industries Inc.	553,819	20,042,710

Insurance — 3.4%
American Equity Investment Life Holding Co.	647,901	18,102,354
AMERISAFE Inc.	158,592	8,990,580
eHealth Inc.(a)	253,329	9,732,900
HCI Group Inc.	113,670	5,775,573
Navigators Group Inc. (The)	357,546	24,845,872
RLI Corp.	596,861	41,177,440
Selective Insurance Group Inc.	584,068	35,593,104
United Fire Group Inc.	325,180	18,031,231
Universal Insurance Holdings Inc.	495,906	18,804,756

		181,053,810

Interactive Media & Services — 0.2%
QuinStreet Inc.(a)(b)	589,056	9,560,379

Internet & Direct Marketing Retail — 1.3%
Liquidity Services Inc.(a)(b)	422,570	2,607,257
Nutrisystem Inc.	217,603	9,548,420
Shutterfly Inc.(a)(b)	321,937	12,961,183
Shutterstock Inc.(b)	147,435	5,309,134
Stamps.com Inc.(a)(b)	259,639	40,410,214

		70,836,208

IT Services — 2.1%
Cardtronics PLC, Class A(a)	578,756	15,047,656
CSG Systems International Inc.	222,616	7,072,510
EVERTEC Inc.	596,869	17,130,140
ExlService Holdings Inc.(a)(b)	220,941	11,625,916
NIC Inc.	477,764	5,962,495
Perficient Inc.(a)	515,463	11,474,206
Travelport Worldwide Ltd.	956,087	14,934,079
Unisys Corp.(a)(b)	793,569	9,229,208

Security	Shares	Value

IT Services (continued)
Virtusa Corp.(a)(b)	424,126	$18,063,526

		110,539,736

Leisure Products — 0.4%
Callaway Golf Co.	945,936	14,472,821
Sturm Ruger & Co. Inc.	125,513	6,679,802

		21,152,623

Life Sciences Tools & Services — 0.9%
Cambrex Corp.(a)(b)	367,903	13,892,017
Luminex Corp.	641,018	14,813,926
Medpace Holdings Inc.(a)	396,597	20,991,879

		49,697,822

Machinery — 5.4%
Actuant Corp., Class A(b)	491,593	10,318,537
Albany International Corp., Class A	445,895	27,837,225
Barnes Group Inc.	310,894	16,670,136
Chart Industries Inc.(a)(b)	220,726	14,353,812
ESCO Technologies Inc.	395,367	26,074,454
Federal Signal Corp.	520,517	10,358,288
Franklin Electric Co. Inc.	592,023	25,385,946
Harsco Corp.(a)(b)	1,235,313	24,533,316
Hillenbrand Inc.	403,416	15,301,569
John Bean Technologies Corp.(b)	252,167	18,108,112
Lindsay Corp.	75,226	7,240,503
Proto Labs Inc.(a)(b)	413,051	46,588,022
SPX Corp.(a)	662,103	18,545,505
Tennant Co.	135,357	7,053,453
Watts Water Technologies Inc., Class A	205,875	13,285,114

		281,653,992

Marine — 0.4%
Matson Inc.	651,620	20,864,872

Media — 0.3%
EW Scripps Co. (The), Class A, NVS	872,024	13,716,937
TechTarget Inc.(a)(b)	228,581	2,790,974

		16,507,911

Metals & Mining — 0.9%
AK Steel Holding Corp.(a)	2,956,508	6,652,143
Kaiser Aluminum Corp.	251,798	22,483,043
Materion Corp.	204,929	9,219,756
SunCoke Energy Inc.(a)	1,009,265	8,629,216

		46,984,158

Mortgage Real Estate Investment — 0.7%
ARMOUR Residential REIT Inc.	369,968	7,584,344
Granite Point Mortgage Trust Inc.(b)	330,861	5,965,424
New York Mortgage Trust Inc.(b)	1,119,338	6,592,901
Redwood Trust Inc.(b)	1,265,933	19,077,610

		39,220,279

Multi-Utilities — 0.4%
Avista Corp.	475,547	20,201,237

Oil, Gas & Consumable Fuels — 1.3%
Bonanza Creek Energy Inc.(a)	154,615	3,195,892
Carrizo Oil & Gas Inc.(a)	1,320,808	14,911,922
CONSOL Energy Inc.(a)	181,729	5,762,627
Denbury Resources Inc.(a)	7,149,038	12,224,855
HighPoint Resources Corp.(a)	1,744,984	4,345,010
Penn Virginia Corp.(a)(b)	207,855	11,236,641
Renewable Energy Group Inc.(a)	578,403	14,864,957

		66,541,904

388

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 1.0%
Avon Products Inc.(a)	6,871,931	$10,445,335
Inter Parfums Inc.	265,697	17,421,752
Medifast Inc.	184,121	23,018,808

		50,885,895

Pharmaceuticals — 2.4%
Akorn Inc.(a)(b)	600,297	2,035,007
Amphastar Pharmaceuticals Inc.(a)(b)	535,971	10,665,823
ANI Pharmaceuticals Inc.(a)(b)	129,341	5,822,932
Corcept Therapeutics Inc.(a)(b)	1,617,502	21,609,827
Endo International PLC(a)	3,046,647	22,240,523
Innoviva Inc.(a)	1,043,367	18,206,754
Medicines Co. (The)(a)(b)	762,186	14,588,240
Phibro Animal Health Corp., Class A	148,002	4,759,744
Supernus Pharmaceuticals Inc.(a)(b)	803,660	26,697,585

		126,626,435

Professional Services — 2.1%
Exponent Inc.	793,632	40,245,079
Forrester Research Inc.	159,558	7,132,243
FTI Consulting Inc.(a)(b)	281,152	18,735,969
Heidrick & Struggles International Inc.	158,034	4,929,080
Korn/Ferry International	521,777	20,631,063
Navigant Consulting Inc.	338,976	8,152,373
WageWorks Inc.(a)(b)	373,178	10,135,514

		109,961,321

Real Estate Management & Development — 0.4%
HFF Inc., Class A	253,108	8,393,061
Marcus & Millichap Inc.(a)(b)	329,489	11,311,358

		19,704,419

Road & Rail — 0.2%
Heartland Express Inc.(b)	443,520	8,116,416

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries Inc.(a)(b)	248,509	10,668,491
Axcelis Technologies Inc.(a)(b)	238,345	4,242,541
Brooks Automation Inc.	1,103,814	28,897,851
Cabot Microelectronics Corp.	437,206	41,687,592
CEVA Inc.(a)	151,634	3,349,595
Cohu Inc.	285,631	4,590,090
Diodes Inc.(a)	296,509	9,565,380
DSP Group Inc.(a)	158,213	1,771,986
Kopin Corp.(a)(b)	635,207	634,572
MaxLinear Inc.(a)(b)	590,612	10,394,771
Nanometrics Inc.(a)(b)	375,410	10,259,955
Power Integrations Inc.	280,307	17,093,121
Rudolph Technologies Inc.(a)	229,169	4,691,090
Semtech Corp.(a)(b)	1,004,156	46,060,636
SMART Global Holdings Inc.(a)(b)	139,299	4,137,180
SolarEdge Technologies Inc.(a)(b)	438,019	15,374,467

		213,419,318

Software — 3.4%
8x8 Inc.(a)	1,454,497	26,239,126
Agilysys Inc.(a)(b)	277,910	3,985,229
Alarm.com Holdings Inc.(a)(b)	324,413	16,827,302
Bottomline Technologies de Inc.(a)	562,909	27,019,632
Ebix Inc.(b)	194,859	8,293,199
LivePerson Inc.(a)	578,207	10,904,984
MicroStrategy Inc., Class A(a)(b)	77,460	9,895,515
Monotype Imaging Holdings Inc.	433,509	6,728,060
OneSpan Inc.(a)	331,363	4,291,151

Security	Shares	Value

Software (continued)
Progress Software Corp.	469,736	$16,670,931
Qualys Inc.(a)(b)	316,937	23,687,871
SPS Commerce Inc.(a)	271,897	22,398,875

		176,941,875

Specialty Retail — 2.9%
Asbury Automotive Group Inc.(a)	143,449	9,562,310
Ascena Retail Group Inc.(a)	2,714,572	6,813,576
Children’s Place Inc. (The)	249,575	22,484,212
DSW Inc., Class A	581,884	14,372,535
Guess? Inc.	865,581	17,978,117
Monro Inc.	503,337	34,604,419
RH(a)(b)	140,219	16,801,041
Shoe Carnival Inc.	157,657	5,283,086
Sleep Number Corp.(a)(b)	511,950	16,244,173
Tailored Brands Inc.	774,524	10,564,507

		154,707,976

Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)	1,742,246	17,718,642
Cray Inc.(a)	369,301	7,973,209
Diebold Nixdorf Inc.(b)	577,301	1,437,479

		27,129,330

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)	1,018,426	26,458,707
Movado Group Inc.	176,116	5,568,788
Oxford Industries Inc.	176,367	12,529,112
Steven Madden Ltd.	575,959	17,428,519
Wolverine World Wide Inc.	897,220	28,612,346

		90,597,472

Thrifts & Mortgage Finance — 0.5%
Axos Financial Inc.(a)(b)	412,362	10,383,276
HomeStreet Inc.(a)(b)	209,667	4,451,230
NMI Holdings Inc., Class A(a)(b)	481,014	8,586,100
TrustCo Bank Corp. NY	751,454	5,154,975

		28,575,581

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	325,242	17,543,553
DXP Enterprises Inc./TX(a)	249,658	6,950,479
Kaman Corp.	195,581	10,970,138

		35,464,170

Water Utilities — 0.9%
American States Water Co.	384,462	25,774,333
California Water Service Group	421,693	20,097,888

		45,872,221

Total Common Stocks — 99.8% (Cost: $4,796,226,187)		5,250,565,413

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	410,119,061	410,160,073

389

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	7,987,572	$7,987,572

		418,147,645

Total Short-Term Investments — 8.0% (Cost: $418,108,797)		418,147,645

Total Investments in Securities — 107.8% (Cost: $5,214,334,984)		5,668,713,058

Other Assets, Less Liabilities — (7.8)%		(410,028,123)

Net Assets — 100.0%		$5,258,684,935

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	493,610,941	(83,491,880)	410,119,061	$410,160,073	$3,305,809	(a)	$(3,941)	$52,452
BlackRock Cash Funds: Treasury, SL Agency Shares	4,426,144	3,561,428	7,987,572	7,987,572	124,101		—	—

				$418,147,645	$3,429,910		$(3,941)	$52,452

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	65	03/15/19	$4,384	$172,984

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks.	$5,250,565,413	$—	$—	$5,250,565,413
Money Market Funds	418,147,645	—	—	418,147,645

	$5,668,713,058	$—	$—	$5,668,713,058

Derivative financial instruments(a)
Assets
Futures Contracts	$172,984	$—	$—	$172,984

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

390

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Growth ETF

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

391

Schedule of Investments (unaudited) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.	285,949	$10,677,336
Cubic Corp.	226,557	12,175,173
Mercury Systems Inc.(a)(b)	324,328	15,337,471
Moog Inc., Class A.	546,758	42,362,810
Triumph Group Inc.(b)	482,991	5,554,396

		86,107,186

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	429,089	18,103,265
Echo Global Logistics Inc.(a)(b)	481,716	9,793,286
Forward Air Corp.	177,396	9,730,170
Hub Group Inc., Class A(a)(b)	317,624	11,774,322

		49,401,043

Airlines — 0.9%
Hawaiian Holdings Inc.	458,502	12,109,038
SkyWest Inc.	873,122	38,827,735

		50,936,773

Auto Components — 2.4%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,875,319	20,816,041
Cooper Tire & Rubber Co.	841,555	27,207,473
Cooper-Standard Holdings Inc.(a)(b)	277,241	17,222,211
Garrett Motion Inc.(a)(b)	1,240,292	15,305,203
Gentherm Inc.(a)	182,505	7,296,550
LCI Industries	423,951	28,319,927
Motorcar Parts of America Inc.(a)(b)	319,198	5,311,455
Standard Motor Products Inc.	170,333	8,249,227
Superior Industries International Inc.	388,406	1,868,233

		131,596,320

Automobiles — 0.2%
Winnebago Industries Inc.	489,645	11,854,305

Banks — 9.5%
Ameris Bancorp.	669,940	21,217,000
Banc of California Inc.	719,677	9,578,901
Banner Corp.	502,845	26,892,151
Berkshire Hills Bancorp. Inc.	678,129	18,289,139
Boston Private Financial Holdings Inc.	1,285,441	13,587,111
Brookline Bancorp. Inc.	632,136	8,736,119
Central Pacific Financial Corp.	113,614	2,766,501
Columbia Banking System Inc.	702,483	25,493,108
Customers Bancorp. Inc.(a)(b)	466,020	8,481,564
CVB Financial Corp.	910,821	18,425,909
Eagle Bancorp. Inc.(a)(b)	531,036	25,866,763
Fidelity Southern Corp.	216,183	5,625,082
First BanCorp./Puerto Rico	1,766,058	15,188,099
First Commonwealth Financial Corp.	1,631,833	19,712,543
First Financial Bancorp.	994,017	23,578,083
First Midwest Bancorp. Inc.	794,607	15,741,165
Franklin Financial Network Inc.(a)(b)	205,901	5,429,609
Great Western Bancorp. Inc.	517,002	16,156,312
Green Bancorp. Inc.	445,541	7,636,573
Hanmi Financial Corp.	528,429	10,410,051
Heritage Financial Corp./WA	246,394	7,322,830
Hope Bancorp Inc.	2,035,411	24,139,974
National Bank Holdings Corp., Class A	178,817	5,520,081
NBT Bancorp. Inc.	726,456	25,128,113
OFG Bancorp	397,291	6,539,410
Opus Bank	365,088	7,152,074
Pacific Premier Bancorp. Inc.(a)(b)	754,582	19,256,933

Security	Shares	Value

Banks (continued)
Preferred Bank/Los Angeles CA	128,168	$5,556,083
S&T Bancorp. Inc.	263,235	9,960,812
ServisFirst Bancshares Inc.	440,824	14,049,061
Simmons First National Corp., Class A	1,541,651	37,200,039
Southside Bancshares Inc.	554,292	17,598,771
Tompkins Financial Corp.	110,678	8,301,957
United Community Banks Inc./GA	1,199,664	25,744,789
Veritex Holdings Inc.(a)(b)	43	919

		512,283,629

Beverages — 0.3%
Coca-Cola Bottling Co. Consolidated	77,766	13,794,133
MGP Ingredients Inc.(b)	78,930	4,502,957

		18,297,090

Biotechnology — 1.1%
Acorda Therapeutics Inc.(a)(b)	359,686	5,603,908
AMAG Pharmaceuticals Inc.(a)(b)	582,777	8,852,383
Cytokinetics Inc.(a)(b)	424,678	2,683,965
Emergent BioSolutions Inc.(a)	293,233	17,382,852
Momenta Pharmaceuticals Inc.(a)(b)	550,777	6,080,578
Myriad Genetics Inc.(a)(b)	589,242	17,129,265

		57,732,951

Building Products — 2.7%
AAON Inc.(b)	239,985	8,413,874
American Woodmark Corp.(a)	257,355	14,329,526
Apogee Enterprises Inc.	475,553	14,195,257
Gibraltar Industries Inc.(a)(b)	205,606	7,317,518
Griffon Corp.	570,350	5,960,157
Insteel Industries Inc.	138,665	3,366,786
Patrick Industries Inc.(a)	384,851	11,395,438
PGT Innovations Inc.(a)	449,746	7,128,474
Quanex Building Products Corp.	593,391	8,064,184
Simpson Manufacturing Co. Inc.	353,975	19,160,667
Trex Co. Inc.(a)	345,147	20,487,926
Universal Forest Products Inc.	1,036,310	26,902,608

		146,722,415

Capital Markets — 1.1%
Donnelley Financial Solutions Inc.(a)(b)	575,419	8,073,129
Greenhill & Co. Inc.(b)	114,716	2,799,070
INTL. FCStone Inc.(a)	267,994	9,803,220
Piper Jaffray Companies	248,499	16,361,174
Virtus Investment Partners Inc.	56,682	4,502,251
Waddell & Reed Financial Inc., Class A	660,795	11,947,174
WisdomTree Investments Inc.	706,547	4,698,538

		58,184,556

Chemicals — 3.2%
A Schulman Inc.(c)	467,526	892,975
AdvanSix Inc.(a)(b)	502,912	12,240,878
American Vanguard Corp.	450,234	6,839,054
Balchem Corp.(b)	244,669	19,169,816
FutureFuel Corp.	213,396	3,384,460
HB Fuller Co.	852,841	36,390,725
Ingevity Corp.(a)	303,202	25,374,975
Innophos Holdings Inc.	331,007	8,119,602
Koppers Holdings Inc.(a)	346,065	5,896,948
Kraton Corp.(a)	539,257	11,777,373
LSB Industries Inc.(a)	342,871	1,892,648
Rayonier Advanced Materials Inc.	861,621	9,176,264
Stepan Co.	340,490	25,196,260

392

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	431,066	$6,836,707

		173,188,685

Commercial Services & Supplies — 2.9%
ABM Industries Inc.	1,107,805	35,571,618
Brady Corp., Class A, NVS	264,252	11,484,392
Essendant Inc.	548,217	6,896,570
Interface Inc.	996,956	14,206,623
LSC Communications Inc.	562,257	3,935,799
Matthews International Corp., Class A	538,545	21,875,698
Multi-Color Corp.	235,427	8,261,133
RR Donnelley & Sons Co.	1,187,960	4,704,322
Team Inc.(a)(b)	507,464	7,434,348
Tetra Tech Inc.	474,357	24,557,462
Viad Corp.	341,027	17,082,042

		156,010,007

Communications Equipment — 2.0%
ADTRAN Inc.	804,064	8,635,647
Applied Optoelectronics Inc.(a)(b)	317,395	4,897,405
CalAmp Corp.(a)	228,766	2,976,246
Comtech Telecommunications Corp.	403,397	9,818,683
Digi International Inc.(a)(b)	463,510	4,676,816
Extreme Networks Inc.(a)	732,200	4,466,420
Finisar Corp.(a)	1,975,306	42,666,610
NETGEAR Inc.(a)	529,909	27,571,165

		105,708,992

Construction & Engineering — 1.0%
Aegion Corp.(a)(b)	545,279	8,898,953
Arcosa Inc.(a)	818,570	22,666,203
Comfort Systems USA Inc.	282,101	12,322,172
MYR Group Inc.(a)	279,521	7,874,107
Orion Group Holdings Inc.(a)	488,799	2,096,948

		53,858,383

Construction Materials — 0.2%
U.S. Concrete Inc.(a)	269,633	9,512,652

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)	432,104	10,154,444
Enova International Inc.(a)(b)	578,367	11,255,022
EZCORP Inc., Class A, NVS(a)(b)	870,975	6,732,636
PRA Group Inc.(a)(b)	760,013	18,521,517
World Acceptance Corp.(a)(b)	50,938	5,208,920

		51,872,539

Containers & Packaging — 0.2%
Myers Industries Inc.	596,548	9,013,840

Distributors — 0.3%
Core-Mark Holding Co. Inc.	766,985	17,832,401

Diversified Telecommunication Services — 0.8%
Cincinnati Bell Inc.(a)(b)	838,274	6,521,772
Cogent Communications Holdings Inc.	232,907	10,529,725
Consolidated Communications Holdings Inc.	541,044	5,345,515
Frontier Communications Corp.(b)	1,781,076	4,238,961
Vonage Holdings Corp.(a)(b)	1,959,041	17,102,428

		43,738,401

Electric Utilities — 0.3%
El Paso Electric Co.	320,746	16,078,997

Electrical Equipment — 0.5%
AZZ Inc.	127,476	5,144,931

Security	Shares	Value

Electrical Equipment (continued)
Encore Wire Corp.	350,076	$17,566,814
Powell Industries Inc.	147,096	3,678,871

		26,390,616

Electronic Equipment, Instruments & Components — 5.8%
Anixter International Inc.(a)	483,937	26,282,618
Badger Meter Inc.	230,893	11,362,245
Bel Fuse Inc., Class B, NVS	169,959	3,130,645
Benchmark Electronics Inc.	732,593	15,516,320
Control4 Corp.(a)	207,318	3,648,797
Daktronics Inc.	666,160	4,929,584
ePlus Inc.(a)(b)	113,319	8,064,913
Fabrinet(a)(b)	242,397	12,437,390
FARO Technologies Inc.(a)(b)	139,743	5,679,155
II-VI Inc.(a)	1,005,218	32,629,376
Insight Enterprises Inc.(a)	596,114	24,291,645
Itron Inc.(a)(b)	563,143	26,631,032
Knowles Corp.(a)(b)	730,628	9,724,659
Methode Electronics Inc.	624,133	14,536,058
MTS Systems Corp.	168,868	6,776,673
OSI Systems Inc.(a)(b)	162,383	11,902,674
Park Electrochemical Corp.	156,026	2,819,390
Plexus Corp.(a)	528,873	27,014,833
Rogers Corp.(a)	102,402	10,143,942
Sanmina Corp.(a)(b)	1,147,378	27,605,915
ScanSource Inc.(a)	429,066	14,751,289
TTM Technologies Inc.(a)	1,545,870	15,041,315

		314,920,468

Energy Equipment & Services — 2.5%
Bristow Group Inc.(a)(b)	604,073	1,467,897
C&J Energy Services Inc.(a)(b)	1,048,916	14,160,366
CARBO Ceramics Inc.(a)	360,228	1,253,593
Era Group Inc.(a)(b)	182,951	1,598,992
Exterran Corp.(a)	530,749	9,394,257
Geospace Technologies Corp.(a)(b)	229,513	2,366,279
Gulf Island Fabrication Inc.	231,610	1,672,224
Helix Energy Solutions Group Inc.(a)(b)	2,349,995	12,713,473
Matrix Service Co.(a)	456,821	8,195,369
Nabors Industries Ltd.	2,802,044	5,604,088
Newpark Resources Inc.(a)(b)	1,532,330	10,527,107
Noble Corp. PLC(a)(b)	2,373,767	6,219,270
Oil States International Inc.(a)(b)	1,004,607	14,345,788
SEACOR Holdings Inc.(a)(b)	289,437	10,709,169
Superior Energy Services Inc.(a)(b)	2,607,604	8,735,473
TETRA Technologies Inc.(a)	2,121,286	3,563,761
U.S. Silica Holdings Inc.(b)	1,298,371	13,217,417
Unit Corp.(a)(b)	510,829	7,294,638

		133,039,161

Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust(b)	587,458	13,958,002
American Assets Trust Inc.(b)	280,492	11,267,364
CBL & Associates Properties Inc.(b)	2,913,691	5,594,287
Cedar Realty Trust Inc.	1,488,811	4,674,867
Chatham Lodging Trust	784,930	13,877,562
Chesapeake Lodging Trust(b)	1,014,988	24,714,958
DiamondRock Hospitality Co.(b)	1,298,161	11,787,302
Franklin Street Properties Corp.	1,809,462	11,272,948
Getty Realty Corp.(b)	238,429	7,012,197
Global Net Lease Inc.	744,531	13,118,636
Government Properties Income Trust	757,653	5,205,076

393

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hersha Hospitality Trust(b)	612,033	$10,735,059
Independence Realty Trust Inc.(b)	1,489,486	13,673,481
iStar Inc.(b)	1,147,256	10,520,337
Kite Realty Group Trust	1,405,280	19,800,395
Lexington Realty Trust(b)	3,535,446	29,026,012
LTC Properties Inc.(b)	214,142	8,925,439
Pennsylvania REIT(b)	1,082,042	6,427,329
PS Business Parks Inc.	144,059	18,871,729
Retail Opportunity Investments Corp.	1,916,879	30,440,038
RPT Realty(b)	500,441	5,980,270
Saul Centers Inc.(b)	73,908	3,489,936
Summit Hotel Properties Inc.(b)	1,739,904	16,929,266
Universal Health Realty Income Trust	78,956	4,845,530
Whitestone REIT	671,143	8,228,213

		310,376,233

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	444,119	13,274,717
Chefs’ Warehouse Inc. (The)(a)(b)	163,550	5,230,329
SpartanNash Co.	606,469	10,419,137
United Natural Foods Inc.(a)(b)	857,454	9,080,438

		38,004,621

Food Products — 2.0%
B&G Foods Inc.(b)	389,401	11,257,583
Calavo Growers Inc.	87,067	6,352,408
Cal-Maine Foods Inc.(b)	290,872	12,303,886
Darling Ingredients Inc.(a)(b)	2,770,345	53,301,438
Dean Foods Co.	1,542,343	5,876,327
J&J Snack Foods Corp.	98,119	14,187,026
John B Sanfilippo & Son Inc.	81,190	4,519,035
Seneca Foods Corp., Class A(a)(b)	113,310	3,197,608

		110,995,311

Gas Utilities — 1.6%
Northwest Natural Holding Co.(b)	165,490	10,005,525
South Jersey Industries Inc.	1,438,624	39,993,747
Spire Inc.	477,469	35,370,904

		85,370,176

Health Care Equipment & Supplies — 0.8%
Anika Therapeutics Inc.(a)(b)	239,802	8,059,745
Cutera Inc.(a)	124,346	2,116,369
Invacare Corp.	560,144	2,408,619
Lantheus Holdings Inc.(a)	220,687	3,453,752
LeMaitre Vascular Inc.	107,058	2,530,851
Natus Medical Inc.(a)(b)	239,418	8,147,394
OraSure Technologies Inc.(a)	568,445	6,639,438
Orthofix Medical Inc.(a)(b)	111,747	5,865,600
Varex Imaging Corp.(a)	257,291	6,092,651

		45,314,419

Health Care Providers & Services — 1.9%
Community Health Systems Inc.(a)(b)	1,118,466	3,154,074
Cross Country Healthcare Inc.(a)	611,714	4,483,864
Diplomat Pharmacy Inc.(a)(b)	955,107	12,855,740
LHC Group Inc.(a)(b)	176,065	16,528,982
Magellan Health Inc.(a)(b)	373,932	21,272,992
Owens & Minor Inc.	1,050,755	6,651,279
Providence Service Corp. (The)(a)	185,910	11,158,318
Quorum Health Corp.(a)(b)	232,701	672,506
Select Medical Holdings Corp.(a)(b)	1,820,351	27,942,388

		104,720,143

Security	Shares	Value

Health Care Technology — 0.1%
Computer Programs & Systems Inc.	105,061	$2,637,031
HealthStream Inc.	185,297	4,474,923

		7,111,954

Hotels, Restaurants & Leisure — 0.3%
Chuy’s Holdings Inc.(a)(b)	100,108	1,775,916
Fiesta Restaurant Group Inc.(a)(b)	201,735	3,128,910
Monarch Casino & Resort Inc.(a)(b)	91,675	3,496,484
Red Robin Gourmet Burgers Inc.(a)(b)	218,998	5,851,627

		14,252,937

Household Durables — 2.7%
Ethan Allen Interiors Inc.	416,954	7,334,221
Installed Building Products Inc.(a)(b)	368,831	12,425,916
La-Z-Boy Inc.	786,224	21,786,267
LGI Homes Inc.(a)(b)	314,337	14,214,319
M/I Homes Inc.(a)(b)	471,202	9,904,666
MDC Holdings Inc.	760,472	21,376,868
Meritage Homes Corp.(a)(b)	631,072	23,172,964
TopBuild Corp.(a)	594,682	26,760,690
Universal Electronics Inc.(a)(b)	232,970	5,889,482
William Lyon Homes, Class A(a)(b)	555,810	5,941,609

		148,807,002

Household Products — 0.5%
Central Garden & Pet Co.(a)	174,198	6,001,121
Central Garden & Pet Co., Class A, NVS(a)(b)	687,101	21,471,906

		27,473,027

Insurance — 3.6%
Ambac Financial Group Inc.(a)(b)	765,021	13,188,962
American Equity Investment Life Holding Co.	796,290	22,248,343
AMERISAFE Inc.	105,578	5,985,217
Employers Holdings Inc.	526,365	22,091,539
Horace Mann Educators Corp.	624,822	23,399,584
James River Group Holdings Ltd.	307,707	11,243,614
Maiden Holdings Ltd.	998,310	1,647,211
ProAssurance Corp.	514,252	20,858,061
Safety Insurance Group Inc.	243,786	19,944,133
Selective Insurance Group Inc.	342,716	20,885,113
Stewart Information Services Corp.	394,075	16,314,705
Third Point Reinsurance Ltd.(a)(b)	1,255,361	12,101,680
United Insurance Holdings Corp.	362,676	6,027,675

		195,935,837

Internet & Direct Marketing Retail — 0.6%
Nutrisystem Inc.	258,174	11,328,675
PetMed Express Inc.	348,863	8,114,553
Shutterfly Inc.(a)(b)	215,475	8,675,024
Shutterstock Inc.	153,542	5,529,047

		33,647,299

IT Services — 2.0%
CSG Systems International Inc.	320,559	10,184,159
EVERTEC Inc.	366,768	10,526,242
ExlService Holdings Inc.(a)(b)	333,186	17,532,247
ManTech International Corp./VA, Class A	445,876	23,317,085
NIC Inc.	606,591	7,570,256
Sykes Enterprises Inc.(a)(b)	667,122	16,497,927
Travelport Worldwide Ltd.	1,166,654	18,223,136
TTEC Holdings Inc.	233,846	6,680,980

		110,532,032

Leisure Products — 0.5%
Callaway Golf Co.(b)	464,686	7,109,696

394

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Nautilus Inc.(a)(b)	502,637	$5,478,743
Sturm Ruger & Co. Inc.	105,020	5,589,165
Vista Outdoor Inc.(a)(b)	971,592	11,027,569

		29,205,173

Life Sciences Tools & Services — 0.1%
Cambrex Corp.(a)(b)	164,228	6,201,249

Machinery — 5.6%
Actuant Corp., Class A(b)	494,598	10,381,612
Alamo Group Inc.	162,379	12,555,144
Astec Industries Inc.	384,707	11,614,304
Barnes Group Inc.	452,016	24,237,098
Briggs & Stratton Corp.	715,288	9,355,967
Chart Industries Inc.(a)(b)	282,568	18,375,397
CIRCOR International Inc.(b)	334,857	7,132,454
EnPro Industries Inc.	348,181	20,925,678
Federal Signal Corp.	447,283	8,900,932
Greenbrier Companies Inc. (The)	543,165	21,476,744
Hillenbrand Inc.	607,394	23,038,454
John Bean Technologies Corp.	254,459	18,272,701
Lindsay Corp.	99,838	9,609,407
Lydall Inc.(a)(b)	293,735	5,965,758
Mueller Industries Inc.	968,435	22,622,642
SPX FLOW Inc.(a)	714,457	21,733,782
Standex International Corp.	216,485	14,543,462
Tennant Co.	159,044	8,287,783
Titan International Inc.	849,291	3,957,696
Wabash National Corp.(b)	945,544	12,367,716
Watts Water Technologies Inc., Class A	241,985	15,615,292

		300,970,023

Media — 0.9%
Gannett Co. Inc.	1,897,341	16,184,319
New Media Investment Group Inc.	915,727	10,594,961
Scholastic Corp., NVS	465,646	18,746,908
TechTarget Inc.(a)(b)	130,650	1,595,237

		47,121,425

Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	2,129,835	4,792,129
Century Aluminum Co.(a)(b)	828,097	6,053,389
Haynes International Inc.	210,998	5,570,347
Materion Corp.	119,565	5,379,229
Olympic Steel Inc.	154,177	2,200,106
TimkenSteel Corp.(a)	662,062	5,786,422

		29,781,622

Mortgage Real Estate Investment — 2.0%
Apollo Commercial Real Estate Finance Inc.(b)	1,891,042	31,504,760
ARMOUR Residential REIT Inc.(b)	314,335	6,443,867
Capstead Mortgage Corp.(b)	1,534,359	10,234,175
Granite Point Mortgage Trust Inc.(b)	373,984	6,742,931
Invesco Mortgage Capital Inc.	1,876,741	27,175,210
New York Mortgage Trust Inc.(b)	1,417,767	8,350,648
PennyMac Mortgage Investment Trust(b)(d)	1,022,821	19,044,927

		109,496,518

Multi-Utilities — 0.5%
Avista Corp.	585,066	24,853,604

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)(b)	5,322,182	5,535,069

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.2%
Bonanza Creek Energy Inc.(a)	151,421	$3,129,872
Cloud Peak Energy Inc.(a)(b)	1,219,346	446,646
CONSOL Energy Inc.(a)	271,867	8,620,903
Green Plains Inc.	656,906	8,612,038
Gulfport Energy Corp.(a)	2,646,164	17,332,374
Laredo Petroleum Inc.(a)(b)	2,565,309	9,286,419
Par Pacific Holdings Inc.(a)(b)	472,229	6,696,207
PDC Energy Inc.(a)(b)	1,111,324	33,073,002
REX American Resources Corp.(a)(b)	96,088	6,544,554
Ring Energy Inc.(a)(b)	960,302	4,878,334
SRC Energy Inc.(a)(b)	4,069,752	19,127,834

		117,748,183

Paper & Forest Products — 1.1%
Boise Cascade Co.	651,956	15,549,150
Clearwater Paper Corp.(a)(b)	277,767	6,769,182
Neenah Inc.	282,889	16,667,820
PH Glatfelter Co.	738,797	7,210,659
Schweitzer-Mauduit International Inc.	519,173	13,005,284

		59,202,095

Pharmaceuticals — 0.4%
Akorn Inc.(a)	952,925	3,230,416
Assertio Therapeutics Inc.(a)(b)	1,078,933	3,894,948
Lannett Co. Inc.(a)(b)	571,863	2,836,441
Medicines Co. (The)(a)(b)	277,321	5,307,924
Phibro Animal Health Corp., Class A	180,746	5,812,791

		21,082,520

Professional Services — 1.7%
FTI Consulting Inc.(a)(b)	335,097	22,330,864
Heidrick & Struggles International Inc.	150,362	4,689,791
Kelly Services Inc., Class A, NVS	526,193	10,776,433
Korn/Ferry International	379,906	15,021,483
Navigant Consulting Inc.	352,146	8,469,111
Resources Connection Inc.	500,331	7,104,700
TrueBlue Inc.(a)(b)	678,394	15,094,266
WageWorks Inc.(a)(b)	260,854	7,084,795

		90,571,443

Real Estate Management & Development — 0.4%
HFF Inc., Class A	382,842	12,695,041
RE/MAX Holdings Inc., Class A	299,456	9,208,272

		21,903,313

Road & Rail — 1.0%
ArcBest Corp.	430,435	14,746,703
Heartland Express Inc.(b)	320,736	5,869,469
Marten Transport Ltd.	652,515	10,564,218
Saia Inc.(a)(b)	431,554	24,089,344

		55,269,734

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries Inc.(a)(b)	374,074	16,058,997
Axcelis Technologies Inc.(a)(b)	289,874	5,159,757
CEVA Inc.(a)(b)	206,966	4,571,879
Cohu Inc.	377,733	6,070,169
Diodes Inc.(a)(b)	348,132	11,230,738
DSP Group Inc.(a)(b)	162,923	1,824,738
FormFactor Inc.(a)(b)	1,242,578	17,507,924
Ichor Holdings Ltd.(a)(b)	385,634	6,285,834
Kopin Corp.(a)(b)	444,441	443,996
Kulicke & Soffa Industries Inc.	1,127,872	22,861,965
MaxLinear Inc.(a)	413,013	7,269,029

395

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Inc.(a)(b)	468,371	$3,948,367
Photronics Inc.(a)(b)	1,154,012	11,170,836
Power Integrations Inc.	188,065	11,468,204
Rambus Inc.(a)	1,830,892	14,042,942
Rudolph Technologies Inc.(a)	290,687	5,950,363
SMART Global Holdings Inc.(a)(b)	60,843	1,807,037
SolarEdge Technologies Inc.(a)(b)	246,747	8,660,820
Ultra Clean Holdings Inc.(a)(b)	658,340	5,576,140
Veeco Instruments Inc.(a)(b)	806,477	5,975,995
Xperi Corp.	817,025	15,025,090

		182,910,820

Software — 1.6%
Alarm.com Holdings Inc.(a)(b)	236,526	12,268,604
Ebix Inc.	167,167	7,114,628
LivePerson Inc.(a)(b)	354,422	6,684,399
MicroStrategy Inc., Class A(a)(b)	74,804	9,556,211
Monotype Imaging Holdings Inc.	231,331	3,590,257
OneSpan Inc.(a)(b)	174,851	2,264,320
Progress Software Corp.	242,465	8,605,083
Qualys Inc.(a)	221,380	16,545,941
TiVo Corp.	2,079,703	19,570,005

		86,199,448

Specialty Retail — 5.3%
Abercrombie & Fitch Co., Class A	1,105,372	22,162,709
Asbury Automotive Group Inc.(a)(b)	175,313	11,686,364
Barnes & Noble Education Inc.(a)	617,977	2,478,088
Barnes & Noble Inc.	963,067	6,828,145
Buckle Inc. (The)(b)	479,745	9,278,268
Caleres Inc.	725,148	20,180,869
Cato Corp. (The), Class A	385,500	5,501,085
Chico’s FAS Inc.	2,121,704	11,923,976
DSW Inc., Class A	517,933	12,792,945
Express Inc.(a)(b)	1,152,681	5,890,200
Francesca’s Holdings Corp.(a)(b)	544,480	528,581
GameStop Corp., Class A	1,711,781	21,602,676
Genesco Inc.(a)(b)	338,269	14,985,317
Group 1 Automotive Inc.	305,287	16,094,731
Haverty Furniture Companies Inc.	320,226	6,013,844
Hibbett Sports Inc.(a)(b)	313,119	4,477,602
Kirkland’s Inc.(a)(b)	250,717	2,389,333
Lithia Motors Inc., Class A	378,678	28,904,492
Lumber Liquidators Holdings Inc.(a)(b)	482,944	4,597,627
MarineMax Inc.(a)	385,684	7,061,874
Office Depot Inc.	9,188,231	23,705,636
Rent-A-Center Inc./TX(a)	749,520	12,134,729
RH(a)	159,807	19,148,075
Sonic Automotive Inc., Class A	399,166	5,492,524
Tile Shop Holdings Inc.	658,815	3,610,306
Vitamin Shoppe Inc.(a)(b)	263,820	1,250,507
Zumiez Inc.(a)(b)	318,805	6,111,492

		286,831,995

Technology Hardware, Storage & Peripherals — 0.5%
Cray Inc.(a)(b)	289,426	6,248,707
Diebold Nixdorf Inc.(b)	693,657	1,727,206
Electronics For Imaging Inc.(a)(b)	736,955	18,276,484

		26,252,397

Textiles, Apparel & Luxury Goods — 1.7%
Fossil Group Inc.(a)(b)	767,777	12,077,132
G-III Apparel Group Ltd.(a)	704,076	19,636,680

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Inc.	89,095	$2,817,184
Oxford Industries Inc.	94,393	6,705,679
Steven Madden Ltd.	708,089	21,426,773
Unifi Inc.(a)	245,056	5,597,079
Vera Bradley Inc.(a)(b)	363,941	3,118,974
Wolverine World Wide Inc.	604,789	19,286,721

		90,666,222

Thrifts & Mortgage Finance — 2.9%
Axos Financial Inc.(a)	471,205	11,864,942
Dime Community Bancshares Inc.	522,743	8,876,176
Flagstar Bancorp. Inc.(a)(b)	495,944	13,092,922
HomeStreet Inc.(a)(b)	225,518	4,787,747
Meta Financial Group Inc.	465,480	9,025,657
NMI Holdings Inc., Class A(a)	592,966	10,584,443
Northfield Bancorp. Inc.	754,871	10,228,502
Northwest Bancshares Inc.	1,708,222	28,937,281
Oritani Financial Corp.	652,520	9,624,670
Provident Financial Services Inc.	1,032,878	24,923,346
TrustCo Bank Corp. NY	791,434	5,429,237
Walker & Dunlop Inc.	482,274	20,858,351

		158,233,274

Tobacco — 0.4%
Universal Corp./VA	419,500	22,715,925

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	292,352	15,769,467
Kaman Corp.	259,485	14,554,514
Veritiv Corp.(a)(b)	213,931	5,341,857

		35,665,838

Water Utilities — 0.6%
American States Water Co.	198,419	13,302,010
California Water Service Group	346,555	16,516,811

		29,818,821

Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	305,328	4,048,649

Total Common Stocks — 98.1% (Cost: $5,867,286,419)		5,309,107,761

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(d)(e)(f)	246,276,527	246,301,155
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(d)(e)	84,195,549	84,195,549

		330,496,704

Total Short-Term Investments — 6.1% (Cost: $330,472,774)		330,496,704

Total Investments in Securities — 104.2% (Cost: $6,197,759,193)		5,639,604,465

Other Assets, Less Liabilities — (4.2)%		(227,424,789)

Net Assets — 100.0%		$5,412,179,676

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

396

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	454,337,871	—		(208,061,344	)(a)	246,276,527	$246,301,155	$5,347,513	(b)	$(15,736)	$48,440
BlackRock Cash Funds: Treasury, SL Agency Shares	3,734,596	80,460,953	(a)	—		84,195,549	84,195,549	495,724		—	—
PennyMac Mortgage Investment Trust	821,809	463,986		(262,974)		1,022,821	19,044,927	1,711,325		146,226	134,208

							$349,541,631	$7,554,562		$130,490	$182,648

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	407	03/15/19	$27,452	$344,023

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	02/27/23	$32,570,455	$1,043,803	(b)	$33,684,529	0.6%
	HSBC Bank USA N.A.	02/10/23	34,247	(4,250	)(c)	33,450	0.0	(d)
	JPMorgan Securities PLC	02/08/23	36,100,761	392,610	(e)	37,976,827	0.7

			$68,705,463	$1,432,163		$71,694,806

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE LIBOR USD 1 Month

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $(70,271) of net dividends, payable for referenced securities purchased and financing fees.
(c)	Amount includes $(3,453) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.
(e)	Amount includes $(1,483,456) of net dividends, payable for referenced securities purchased and financing fees.

397

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® S&P Small-Cap 600 Value ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,308,214,786	$—	$892,975	$5,309,107,761
Money Market Funds	330,496,704	—	—	330,496,704

	$5,638,711,490	$—	$892,975	$5,639,604,465

Derivative financial instruments(a)
Assets
Futures Contracts	$344,023	$—	$—	$344,023
Swaps	—	1,436,413	—	1,436,413
Liabilities
Swaps	—	(4,250)	—	(4,250)

	$344,023	$1,432,163	$—	$1,776,186

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS Non-Voting Shares

Counterparty Abbreviations

HSBC HSBC Bank PLC

398

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 96.2%
AAR Corp.	1,386,571	$51,774,561
Aerojet Rocketdyne Holdings Inc.(a)(b)	2,113,265	74,450,326
Aerovironment Inc.(a)(b)	817,148	55,525,207
Arconic Inc.	6,508,412	109,731,826
Astronics Corp.(a)(b)	1,436,995	43,756,498
Axon Enterprise Inc.(a)(b)	1,444,391	63,192,106
Boeing Co. (The)	1,593,897	514,031,783
BWX Technologies Inc.	2,022,868	77,334,244
Cubic Corp.	1,135,710	61,033,055
Curtiss-Wright Corp.(b)	893,441	91,238,195
Engility Holdings Inc.(a)	1,280,181	36,433,951
Esterline Technologies Corp.(a)	687,918	83,547,641
General Dynamics Corp.	1,682,509	264,507,240
Harris Corp.	1,235,240	166,325,066
HEICO Corp.(b)	1,038,241	80,442,913
HEICO Corp., Class A(b)	1,502,308	94,645,404
Hexcel Corp.	1,750,759	100,388,521
Huntington Ingalls Industries Inc.	651,926	124,068,037
Kratos Defense & Security Solutions Inc.(a)(b)	3,806,181	53,629,090
L3 Technologies Inc.	892,382	154,971,058
Lockheed Martin Corp.	1,204,935	315,500,180
Mercury Systems Inc.(a)(b)	1,486,352	70,289,586
Moog Inc., Class A	981,083	76,014,311
National Presto Industries Inc.	318,830	37,277,604
Northrop Grumman Corp.	1,058,788	259,297,181
Raytheon Co.	1,696,801	260,204,433
Spirit AeroSystems Holdings Inc., Class A	1,705,868	122,976,024
Teledyne Technologies Inc.(a)	602,074	124,671,463
Textron Inc.(b)	3,039,752	139,798,194
TransDigm Group Inc.(a)	523,528	178,030,932
Triumph Group Inc.(b)	2,285,163	26,279,375
United Technologies Corp.	3,367,877	358,611,543
Wesco Aircraft Holdings Inc.(a)(b)	4,149,081	32,777,740

		4,302,755,288

Security	Shares	Value

Industrial Machinery — 1.9%
RBC Bearings Inc.(a)(b)	639,133	$83,790,336

Leisure Products — 1.8%
American Outdoor Brands Corp.(a)(b)(c)	3,249,923	41,794,010
Sturm Ruger & Co. Inc.	768,721	40,911,332

		82,705,342

Total Common Stocks — 99.9% (Cost: $4,717,981,859)		4,469,250,966

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	101,444,828	101,454,973
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	4,537,918	4,537,918

		105,992,891

Total Short -Term Investments — 2.4% (Cost: $105,983,864)		105,992,891

Total Investments in Securities — 102.3% (Cost: $4,823,965,723)		4,575,243,857

Other Assets, Less Liabilities — (2.3)%		(103,866,184)

Net Assets — 100.0%		$4,471,377,673

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
American Outdoors Brand Corp.	3,496,648	1,963,192		(2,209,917)		3,249,923	$41,794,010	$—		$(7,451,859)	$16,682,394
BlackRock Cash Funds: Institutional, SL Agency Shares	157,959,111	—		(56,514,283	)(a)	101,444,828	101,454,973	463,345	(b)	15,489	21,863
BlackRock Cash Funds: Treasury, SL Agency Shares	3,004,338	1,533,580	(a)	—		4,537,918	4,537,918	135,324		—	—
Sturm Ruger & Co. Inc.(c)	898,694	136,302		(266,275)		768,721	40,911,332	740,104		614,240	1,171,065

							$188,698,233	$1,338,773		$(6,822,130)	$17,875,322

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	The Fund held less than 5% at the end of the period.

399

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Aerospace & Defense ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,469,250,966	$—	$—	$4,469,250,966
Money Market Funds	105,992,891	—	—	105,992,891

	$4,575,243,857	$—	$—	$4,575,243,857

400

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 1.1%
Diamond Hill Investment Group Inc.	15,159	$2,265,512

Financial Exchanges & Data — 30.3%
Cboe Global Markets Inc.	91,606	8,961,815
CME Group Inc.	112,183	21,103,866
Intercontinental Exchange Inc.	223,495	16,835,878
MarketAxess Holdings Inc.	36,441	7,700,348
Nasdaq Inc.	102,037	8,323,158

		62,925,065

Investment Banking & Brokerage — 68.5%
BGC Partners Inc., Class A	666,203	3,444,270
Charles Schwab Corp. (The)	440,297	18,285,534
Cowen Inc.(a)(b)	143,857	1,919,052
E*TRADE Financial Corp.	208,800	9,162,144
Evercore Inc., Class A	68,583	4,907,800
Goldman Sachs Group Inc. (The)	113,887	19,024,823
Greenhill & Co. Inc.	85,574	2,088,006
Houlihan Lokey Inc.	90,873	3,344,126
Interactive Brokers Group Inc., Class A	111,315	6,083,365
INTL. FCStone Inc.(a)(b)	64,704	2,366,872
Investment Technology Group Inc.	104,886	3,171,753
Lazard Ltd., Class A	173,133	6,390,339
LPL Financial Holdings Inc.	110,749	6,764,549
Moelis & Co., Class A	106,780	3,671,096
Morgan Stanley	463,831	18,390,899
Piper Jaffray Companies	46,424	3,056,556
PJT Partners Inc., Class A	66,637	2,582,850
Raymond James Financial Inc.	115,794	8,616,232
Stifel Financial Corp.	118,388	4,903,631

Security	Shares	Value

Investment Banking & Brokerage (continued)
TD Ameritrade Holding Corp.	203,647	$9,970,557
Virtu Financial Inc., Class A	153,235	3,947,334

		142,091,788

Total Common Stocks — 99.9% (Cost: $251,775,295)		207,282,365

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	2,823,584	2,823,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	104,818	104,818

		2,928,684

Total Short -Term Investments — 1.4% (Cost: $2,928,430)		2,928,684

Total Investments in Securities — 101.3% (Cost: $254,703,725)		210,211,049

Other Assets, Less Liabilities — (1.3)%		(2,708,368)

Net Assets — 100.0%		$207,502,681

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,277,892	(1,454,308)	2,823,584	$2,823,866	$28,773	(a)	$1,409	$529
BlackRock Cash Funds: Treasury, SL Agency Shares	333,206	(228,388)	104,818	104,818	5,242		—	—

				$2,928,684	$34,015		$1,409	$529

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

401

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$207,282,365	$—	$—	$207,282,365
Money Market Funds	2,928,684	—	—	2,928,684

	$210,211,049	$—	$—	$210,211,049

402

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 17.2%
Acadia Healthcare Co. Inc.(a)(b)	386,495	$9,936,786
Brookdale Senior Living Inc.(a)(b)	1,076,036	7,209,441
Capital Senior Living Corp.(a)(b)	444,216	3,020,669
Community Health Systems Inc.(a)(b)	1,201,426	3,388,021
Encompass Health Corp.	269,734	16,642,588
Ensign Group Inc. (The)	234,537	9,097,690
HCA Healthcare Inc.	332,765	41,412,604
National HealthCare Corp.	77,919	6,112,746
Select Medical Holdings Corp.(a)	555,085	8,520,555
Tenet Healthcare Corp.(a)(b)	432,798	7,418,158
U.S. Physical Therapy Inc.(b)	76,006	7,779,214
Universal Health Services Inc., Class B(b)	187,928	21,904,888

		142,443,360

Health Care Services — 38.0%
Addus HomeCare Corp.(a)(b)	87,107	5,912,823
Amedisys Inc.(a)(b)	107,862	12,631,719
BioScrip Inc.(a)(b)	1,330,531	4,749,996
Chemed Corp.	52,867	14,976,164
Cigna Corp.	400,819	76,123,544
CorVel Corp.(a)	88,385	5,455,122
CVS Health Corp.	992,694	65,041,311
DaVita Inc.(a)	340,950	17,545,287
Diplomat Pharmacy Inc.(a)(b)	442,750	5,959,415
Laboratory Corp. of America Holdings(a)	197,842	24,999,315
LHC Group Inc.(a)(b)	122,337	11,484,998
MEDNAX Inc.(a)	352,118	11,619,894
Premier Inc., Class A(a)(b)	266,141	9,940,366
Providence Service Corp. (The)(a)(b)	96,216	5,774,884
Quest Diagnostics Inc.	289,716	24,124,651
R1 RCM Inc.(a)(b)	758,928	6,033,478
RadNet Inc.(a)(b)	433,655	4,410,271
Tivity Health Inc.(a)	275,339	6,831,161

		313,614,399

Health Care Technology — 5.3%
HealthStream Inc.	235,057	5,676,627
HMS Holdings Corp.(a)	356,059	10,015,940
Inovalon Holdings Inc., Class A(a)(b)	542,857	7,697,712
Tabula Rasa HealthCare Inc.(a)(b)	108,950	6,946,652
Teladoc Health Inc.(a)(b)	263,533	13,063,331

		43,400,262

Security	Shares	Value

Life Sciences Tools & Services — 1.0%
NeoGenomics Inc.(a)	673,951	$8,498,522

Managed Health Care — 38.5%
Anthem Inc.	228,924	60,122,310
Centene Corp.(a)	290,977	33,549,648
HealthEquity Inc.(a)(b)	203,577	12,143,368
Humana Inc.	157,082	45,000,851
Magellan Health Inc.(a)(b)	112,757	6,414,746
Molina Healthcare Inc.(a)(b)	154,343	17,937,744
Triple-S Management Corp., Class B(a)	265,841	4,622,975
UnitedHealth Group Inc.	453,710	113,028,235
WellCare Health Plans Inc.(a)	105,478	24,902,301

		317,722,178

Total Common Stocks — 100.0% (Cost: $962,969,396)		825,678,721

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	59,938,051	59,944,045
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	161,149	161,149

		60,105,194

Total Short -Term Investments — 7.3% (Cost: $60,101,987)		60,105,194

Total Investments in Securities — 107.3% (Cost: $1,023,071,383)		885,783,915
Other Assets, Less Liabilities — (7.3)%		(60,040,343)

Net Assets — 100.0%		$825,743,572

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	43,444,813	16,493,238	59,938,051	$59,944,045	$120,155	(a)	$(5,011)	$5,163
BlackRock Cash Funds: Treasury, SL Agency Shares	254,340	(93,191)	161,149	161,149	28,580		—	—

				$60,105,194	$148,735		$(5,011)	$5,163

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

403

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Healthcare Providers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$825,678,721	$—	$—	$825,678,721
Money Market Funds	60,105,194	—	—	60,105,194

	$885,783,915	$—	$—	$885,783,915

404

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 14.7%
American Woodmark Corp.(a)	103,643	$5,770,842
Builders FirstSource Inc.(a)	610,013	6,655,242
Fortune Brands Home & Security Inc.	271,770	10,324,542
JELD-WEN Holding Inc.(a)(b)	419,249	5,957,528
Lennox International Inc.	58,652	12,836,577
Masco Corp.	443,738	12,974,899
Masonite International Corp.(a)	141,171	6,328,696
Owens Corning	238,798	10,502,336
PGT Innovations Inc.(a)	364,301	5,774,171
Quanex Building Products Corp.	363,872	4,945,020
Simpson Manufacturing Co. Inc.	151,968	8,226,028
Trex Co. Inc.(a)	155,174	9,211,129
Universal Forest Products Inc.	279,889	7,265,918
USG Corp.	227,824	9,718,972

		116,491,900

Construction Materials — 1.1%
Eagle Materials Inc.	141,291	8,622,990

Forest Products — 1.2%
Louisiana-Pacific Corp.	428,722	9,526,203

Home Furnishings — 3.4%
Ethan Allen Interiors Inc.	256,322	4,508,704
Leggett & Platt Inc.	286,094	10,253,609
Mohawk Industries Inc.(a)	103,583	12,115,068

		26,877,381

Home Improvement Retail — 9.7%
Floor & Decor Holdings Inc., Class A(a)(b)	262,571	6,800,589
Home Depot Inc. (The)	208,692	35,857,460
Lowe’s Companies Inc.	285,681	26,385,497
Lumber Liquidators Holdings Inc.(a)(b)	412,016	3,922,392
Tile Shop Holdings Inc.	698,459	3,827,555

		76,793,493

Homebuilding — 64.9%
Beazer Homes USA Inc.(a)	298,028	2,825,305
Cavco Industries Inc.(a)(b)	76,017	9,911,096
Century Communities Inc.(a)(b)	248,680	4,292,217
DR Horton Inc.	3,041,587	105,421,405
Hovnanian Enterprises Inc., Class A(a)(b)	1,121,671	767,111
Installed Building Products Inc.(a)(b)	194,352	6,547,719
KB Home(b)	766,039	14,631,345
Lennar Corp., Class A	2,600,229	101,798,965
Lennar Corp., Class B(b)	140,929	4,415,306
LGI Homes Inc.(a)(b)	165,575	7,487,302

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)	248,370	$5,220,737
MDC Holdings Inc.	402,586	11,316,693
Meritage Homes Corp.(a)(b)	334,118	12,268,813
NVR Inc.(a)	30,215	73,633,653
PulteGroup Inc.	2,297,572	59,713,896
Skyline Champion Corp.	342,508	5,031,443
Taylor Morrison Home Corp., Class A(a)(b)	1,054,225	16,762,178
Toll Brothers Inc.	1,205,126	39,684,799
TopBuild Corp.(a)(b)	314,614	14,157,630
TRI Pointe Group Inc.(a)(b)	1,264,067	13,816,252
William Lyon Homes, Class A(a)(b)	292,832	3,130,374

		512,834,239

Specialty Chemicals — 2.6%
Sherwin-Williams Co. (The)	51,137	20,120,364

Trading Companies & Distributors — 2.3%
Beacon Roofing Supply Inc.(a)(b)	256,579	8,138,686
Watsco Inc.	71,238	9,912,055

		18,050,741

Total Common Stocks — 99.9% (Cost: $1,143,097,695)		789,317,311

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	43,582,752	43,587,111
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	769,924	769,924

		44,357,035

Total Short -Term Investments — 5.6% (Cost: $44,354,974)		44,357,035

Total Investments in Securities — 105.5% (Cost: $1,187,452,669)		833,674,346

Other Assets, Less Liabilities — (5.5)%		(43,465,232)

Net Assets — 100.0%		$790,209,114

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

405

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,620,688	(40,037,936)	43,582,752	$43,587,111	$89,134	(a)	$(2,076)	$3,694
BlackRock Cash Funds: Treasury, SL Agency Shares	802,683	(32,759)	769,924	769,924	14,942		—	—

				$44,357,035	$104,076		$(2,076)	$3,694

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$789,317,311	$—	$—	$789,317,311
Money Market Funds	44,357,035	—	—	44,357,035

	$833,674,346	$—	$—	$833,674,346

406

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 8.1%
Advanced Drainage Systems Inc.	1,114	$27,015
Apogee Enterprises Inc.	853	25,462
Armstrong World Industries Inc.	450	26,195
Builders FirstSource Inc.(a)	2,483	27,090
Continental Building Products Inc.(a)	1,058	26,926
CSW Industrials Inc.(a)	555	26,834
Gibraltar Industries Inc.(a)	804	28,614
Insteel Industries Inc.	1,105	26,829
NCI Building Systems Inc.(a)	2,777	20,133
Owens Corning	631	27,751
Simpson Manufacturing Co. Inc.	514	27,823
Trex Co. Inc.(a)(b)	463	27,484
Universal Forest Products Inc.	1,040	26,998
USG Corp.	634	27,047

		372,201

Chemicals — 7.9%
AdvanSix Inc.(a)	1,098	26,725
Eastman Chemical Co.	383	28,001
Hawkins Inc.	643	26,331
Ingevity Corp.(a)	329	27,534
Koppers Holdings Inc.(a)	1,664	28,355
LyondellBasell Industries NV, Class A	333	27,692
Olin Corp.	1,362	27,390
OMNOVA Solutions Inc.(a)	4,140	30,346
PolyOne Corp.	953	27,256
PQ Group Holdings Inc.(a)	1,908	28,257
Tredegar Corp.	1,810	28,707
Tronox Ltd., Class A	3,640	28,319
Westlake Chemical Corp.	422	27,924

		362,837

Commercial Services & Supplies — 1.1%
Team Inc.(a)(b)	1,799	26,355
Tetra Tech Inc.	500	25,885

		52,240

Construction & Engineering — 9.3%
AECOM(a)(b)	979	25,944
Aegion Corp.(a)	1,576	25,720
Arcosa Inc.(a)	1,119	30,985
Argan Inc.	691	26,147
EMCOR Group Inc.	431	25,726
Fluor Corp.	829	26,694
Granite Construction Inc.	693	27,914
Jacobs Engineering Group Inc.	466	27,242
MasTec Inc.(a)	693	28,108
MYR Group Inc.(a)	980	27,607
NV5 Global Inc.(a)	430	26,037
Primoris Services Corp.	1,242	23,759
Quanta Services Inc.	906	27,271
Sterling Construction Co. Inc.(a)	2,411	26,256
Tutor Perini Corp.(a)	1,631	26,047
Valmont Industries Inc.	240	26,628

		428,085

Construction Materials — 3.0%
Eagle Materials Inc.	447	27,280
Martin Marietta Materials Inc.	156	26,812
Summit Materials Inc., Class A(a)	2,188	27,131
U.S. Concrete Inc.(a)(b)	811	28,612

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	281	$27,763

		137,598

Distributors — 0.6%
Pool Corp.	186	27,649

Electric Utilities — 16.8%
Alliant Energy Corp.	793	33,504
American Electric Power Co. Inc.	448	33,484
Avangrid Inc.	677	33,911
Duke Energy Corp.	395	34,088
Edison International	602	34,176
El Paso Electric Co.	653	32,735
Entergy Corp.	401	34,514
Evergy Inc.	592	33,608
Eversource Energy	515	33,496
FirstEnergy Corp.	918	34,471
Hawaiian Electric Industries Inc.	927	33,947
IDACORP Inc.	356	33,129
MGE Energy Inc.	539	32,318
NextEra Energy Inc.	198	34,416
OGE Energy Corp.	864	33,860
Otter Tail Corp.	710	35,244
PG&E Corp.(a)	1,382	32,823
Pinnacle West Capital Corp.	392	33,398
PNM Resources Inc.	813	33,406
Portland General Electric Co.	734	33,654
PPL Corp.	1,175	33,288
Southern Co. (The)	757	33,247
Xcel Energy Inc.	676	33,307

		774,024

Energy Equipment & Services — 2.1%
Covia Holdings Corp.(a)	6,225	21,289
Matrix Service Co.(a)	1,501	26,928
McDermott International Inc.(a)	3,829	25,042
U.S. Silica Holdings Inc.	2,411	24,544

		97,803

Gas Utilities — 5.7%
Atmos Energy Corp.	364	33,750
Chesapeake Utilities Corp.	385	31,301
New Jersey Resources Corp.	716	32,700
Northwest Natural Holding Co.	536	32,407
ONE Gas Inc.	415	33,034
South Jersey Industries Inc.	1,188	33,026
Southwest Gas Holdings Inc.	435	33,277
Spire Inc.	453	33,558

		263,053

Household Durables — 0.6%
Leggett & Platt Inc.	754	27,023

Independent Power and Renewable Electricity Producers — 1.4%
NRG Energy Inc.	849	33,621
Vistra Energy Corp.(a)	1,454	33,282

		66,903

Industrial Conglomerates — 0.6%
Carlisle Companies Inc.	284	28,548

Machinery — 5.8%
Astec Industries Inc.	882	26,628
Columbus McKinnon Corp./NY	893	26,915
EnPro Industries Inc.	438	26,324

407

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Global Brass & Copper Holdings Inc.	985	$24,773
Greenbrier Companies Inc. (The)	673	26,610
Mueller Industries Inc.	1,136	26,537
NN Inc.	4,314	28,947
Oshkosh Corp.	429	26,302
Terex Corp.	966	26,633
Trinity Industries Inc.	1,306	26,890

		266,559

Metals & Mining — 8.3%
AK Steel Holding Corp.(a)	10,568	23,778
Allegheny Technologies Inc.(a)	1,171	25,493
Carpenter Technology Corp.	736	26,209
Century Aluminum Co.(a)	3,346	24,459
Cleveland-Cliffs Inc.(a)	3,404	26,177
Commercial Metals Co.	1,577	25,263
Compass Minerals International Inc.	594	24,764
Haynes International Inc.	966	25,502
Kaiser Aluminum Corp.	307	27,412
Nucor Corp.	484	25,076
Reliance Steel & Aluminum Co.	369	26,262
Steel Dynamics Inc.	847	25,444
TimkenSteel Corp.(a)	2,825	24,690
U.S. Steel Corp.	1,362	24,843
Worthington Industries Inc.	734	25,573

		380,945

Multi-Utilities — 12.3%
Ameren Corp.	515	33,594
Avista Corp.	803	34,112
Black Hills Corp.	539	33,838
CenterPoint Energy Inc.	1,226	34,610
CMS Energy Corp.	679	33,712
Consolidated Edison Inc.	429	32,801
Dominion Energy Inc.	466	33,300
DTE Energy Co.	304	33,531
MDU Resources Group Inc.	1,038	24,746
NiSource Inc.	1,307	33,133
NorthWestern Corp.	562	33,405
Public Service Enterprise Group Inc.	645	33,572
SCANA Corp.	705	33,685
Sempra Energy	303	32,782
Unitil Corp.	694	35,144
Vectren Corp.	500	35,990
WEC Energy Group Inc.	482	33,383

		565,338

Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream GP LP(b)	2,545	28,453
EnLink Midstream LLC	3,158	29,970
Kinder Morgan Inc./DE	2,222	34,174
ONEOK Inc.	597	32,208
Targa Resources Corp.	851	30,653
Williams Companies Inc. (The)	1,532	33,781

		189,239

Security	Shares	Value

Paper & Forest Products — 1.2%
Boise Cascade Co.	1,170	$27,904
Louisiana-Pacific Corp.	1,276	28,353

		56,257

Road & Rail — 3.0%
CSX Corp.	546	33,923
Kansas City Southern	372	35,507
Norfolk Southern Corp.	238	35,591
Union Pacific Corp.	252	34,834

		139,855

Trading Companies & Distributors — 1.8%
BMC Stock Holdings Inc.(a)	1,787	27,663
H&E Equipment Services Inc.	1,378	28,139
United Rentals Inc.(a)	258	26,452

		82,254

Water Utilities — 6.1%
American States Water Co.	518	34,727
American Water Works Co. Inc.	369	33,494
Aqua America Inc.	1,004	34,327
Cadiz Inc.(a)	3,873	39,892
California Water Service Group	737	35,125
Connecticut Water Service Inc.	524	35,040
Middlesex Water Co.	612	32,650
SJW Group	630	35,040

		280,295

Total Common Stocks — 99.8% (Cost: $4,983,418)		4,598,706

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	74,749	74,757
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	4,822	4,822

		79,579

Total Short-Term Investments — 1.8% (Cost: $79,579)		79,579

Total Investments in Securities — 101.6% (Cost: $5,062,997)		4,678,285

Other Assets, Less Liabilities — (1.6)%		(71,565)

Net Assets — 100.0%		$4,606,720

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

408

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/03/18(a)	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	74,749	74,749	$74,757	$112	(b)	$(11)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	4,822	4,822	4,822	75		—	—

				$79,579	$187		$(11)	$—

(a)	The Fund commenced operations on April 03, 2018.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,598,706	$—	$—	$4,598,706
Money Market Funds	79,579	—	—	79,579

	$4,678,285	$—	$—	$4,678,285

409

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 4.0%
Arthur J Gallagher & Co.	36,132	$2,662,928
Brown & Brown Inc.	50,293	1,386,075
eHealth Inc.(a)	4,662	179,114

		4,228,117

Life & Health Insurance — 30.6%
Aflac Inc.	136,142	6,202,629
American Equity Investment Life Holding Co.	21,247	593,641
Athene Holding Ltd., Class A(a)	27,930	1,112,452
Brighthouse Financial Inc.(a)	26,912	820,278
CNO Financial Group Inc.	39,126	582,195
FBL Financial Group Inc., Class A	2,784	182,770
Genworth Financial Inc., Class A(a)	121,420	565,817
Lincoln National Corp.	42,793	2,195,709
MetLife Inc.	173,030	7,104,612
National Western Life Group Inc., Class A	637	191,546
Primerica Inc.	9,197	898,639
Principal Financial Group Inc.	53,001	2,341,054
Prudential Financial Inc.	73,419	5,987,319
Torchmark Corp.	21,457	1,599,190
Trupanion Inc.(a)(b)	7,245	184,458
Unum Group	46,587	1,368,726

		31,931,035

Multi-line Insurance — 14.6%
American Financial Group Inc./OH	14,605	1,322,191
American International Group Inc.	157,718	6,215,666
American National Insurance Co.	2,282	290,362
Assurant Inc.	11,583	1,035,984
Hartford Financial Services Group Inc. (The)	70,027	3,112,700
Horace Mann Educators Corp.	9,916	371,354
Loews Corp.	55,037	2,505,284
National General Holdings Corp.	16,142	390,798

		15,244,339

Other Diversified Financial Services — 1.3%
Voya Financial Inc.	33,272	1,335,538

Property & Casualty Insurance — 47.5%
Allstate Corp. (The)	62,569	5,170,076
Ambac Financial Group Inc.(a)	12,609	217,379
AMERISAFE Inc.	4,796	271,885
Arch Capital Group Ltd.(a)	81,709	2,183,264
Argo Group International Holdings Ltd.	8,179	550,038
Assured Guaranty Ltd.	23,831	912,251
Axis Capital Holdings Ltd.	18,681	964,687
Chubb Ltd.	77,152	9,966,495
Cincinnati Financial Corp.	30,244	2,341,490
CNA Financial Corp.	7,105	313,686
Employers Holdings Inc.	8,023	336,725
Erie Indemnity Co., Class A, NVS	4,729	630,423

Security	Shares	Value

Property & Casualty Insurance (continued)
First American Financial Corp.	23,378	$1,043,594
Hanover Insurance Group Inc. (The)	9,409	1,098,689
James River Group Holdings Ltd.	7,527	275,037
Kemper Corp.	13,271	880,929
Kinsale Capital Group Inc.(b)	5,094	283,023
Markel Corp.(a)	2,714	2,817,268
MBIA Inc.(a)	24,985	222,866
Mercury General Corp.	6,906	357,109
Navigators Group Inc. (The)	5,775	401,305
Old Republic International Corp.	61,312	1,261,188
ProAssurance Corp.	12,524	507,973
Progressive Corp. (The)	102,748	6,198,787
RLI Corp.	9,142	630,707
Safety Insurance Group Inc.	3,710	303,515
Selective Insurance Group Inc.	12,952	789,295
State Auto Financial Corp.	4,724	160,805
Travelers Companies Inc. (The)	47,430	5,679,743
United Fire Group Inc.	5,491	304,476
Universal Insurance Holdings Inc.	8,334	316,025
White Mountains Insurance Group Ltd.	748	641,552
WR Berkley Corp.	20,344	1,503,625

		49,535,910

Reinsurance — 1.8%
Alleghany Corp.	3,060	1,907,359

Total Common Stocks — 99.8% (Cost: $105,617,562)		104,182,298

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	244,041	244,066
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	67,242	67,242

		311,308

Total Short -Term Investments — 0.3% (Cost: $311,284)		311,308

Total Investments in Securities — 100.1% (Cost: $105,928,846)		104,493,606

Other Assets, Less Liabilities — (0.1)%		(149,197)

Net Assets — 100.0%		$104,344,409

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

410

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	544,091	(300,050)	244,041	$244,066	$9,710	(a)	$(113)	$76
BlackRock Cash Funds: Treasury, SL Agency Shares	132,971	(65,729)	67,242	67,242	2,135		—	—

				$311,308	$11,845		$(113)	$76

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$104,182,298	$—	$—	$104,182,298
Money Market Funds	311,308	—	—	311,308

	$104,493,606	$—	$—	$104,493,606

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

411

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 87.8%
Abbott Laboratories	3,426,112	$247,810,681
ABIOMED Inc.(a)(b)	182,417	59,292,822
Accuray Inc.(a)(b)	1,275,819	4,350,543
AngioDynamics Inc.(a)	405,626	8,165,251
AtriCure Inc.(a)(b)	349,376	10,690,906
AxoGen Inc.(a)(b)	340,284	6,952,002
Baxter International Inc.	1,525,800	100,428,156
Becton Dickinson and Co.	663,900	149,589,948
Boston Scientific Corp.(a)	3,674,456	129,855,275
Cantel Medical Corp.(b)	255,452	19,018,401
Cardiovascular Systems Inc.(a)(b)	350,441	9,984,064
CONMED Corp.	217,346	13,953,613
CryoLife Inc.(a)	345,408	9,802,679
Danaher Corp.	1,528,321	157,600,462
DexCom Inc.(a)	398,179	47,701,844
Edwards Lifesciences Corp.(a)	637,879	97,703,926
Glaukos Corp.(a)(b)	260,013	14,604,930
Globus Medical Inc., Class A(a)	505,566	21,880,897
Heska Corp.(a)(b)	78,937	6,796,476
Hill-Rom Holdings Inc.	361,354	31,997,897
Hologic Inc.(a)(b)	1,188,692	48,855,241
IDEXX Laboratories Inc.(a)	332,408	61,834,536
Inogen Inc.(a)(b)	133,133	16,531,125
Insulet Corp.(a)(b)	348,867	27,672,131
Integer Holdings Corp.(a)	219,826	16,763,931
Integra LifeSciences Holdings Corp.(a)(b)	468,081	21,110,453
Intuitive Surgical Inc.(a)(b)	289,483	138,639,198
iRhythm Technologies Inc.(a)(b)	186,962	12,990,120
LeMaitre Vascular Inc.(b)	217,261	5,136,050
LivaNova PLC(a)(b)	291,203	26,636,338
Masimo Corp.(a)	278,364	29,887,943
Medtronic PLC	2,612,220	237,607,531
Natus Medical Inc.(a)(b)	332,603	11,318,480
Nevro Corp.(a)	283,665	11,031,732
NuVasive Inc.(a)(b)	363,174	17,998,903
NxStage Medical Inc.(a)(b)	541,566	15,499,619
Orthofix Medical Inc.(a)(b)	187,288	9,830,747
Penumbra Inc.(a)(b)	196,012	23,952,666
ResMed Inc.	558,032	63,543,104
STERIS PLC	393,244	42,018,121
Stryker Corp.	812,675	127,386,806
Surmodics Inc.(a)	147,793	6,984,697
Tactile Systems Technology Inc.(a)(b)	177,488	8,084,578
Tandem Diabetes Care Inc.(a)(b)	450,688	17,112,623

Security	Shares	Value

Health Care Equipment (continued)
Teleflex Inc.(b)	201,010	$51,957,065
TransEnterix Inc.(a)(b)	2,328,856	5,263,215
Varex Imaging Corp.(a)(b)	396,078	9,379,127
Varian Medical Systems Inc.(a)	408,654	46,304,585
ViewRay Inc.(a)(b)	827,439	5,022,555
Wright Medical Group NV(a)(b)	789,431	21,488,312
Zimmer Biomet Holdings Inc.	711,922	73,840,550

		2,359,862,855

Health Care Services — 0.6%
BioTelemetry Inc.(a)(b)	256,047	15,291,127

Health Care Supplies — 0.4%
STAAR Surgical Co.(a)	284,778	9,087,266

Life Sciences Tools & Services — 11.1%
Bio-Rad Laboratories Inc., Class A(a)	117,338	27,248,230
Bruker Corp.	687,175	20,457,200
Thermo Fisher Scientific Inc.	861,386	192,769,573
Waters Corp.(a)(b)	309,948	58,471,690

		298,946,693

Total Common Stocks — 99.9% (Cost: $2,679,614,804)		2,683,187,941

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	132,562,631	132,575,887
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	2,005,885	2,005,885

		134,581,772

Total Short -Term Investments — 5.0% (Cost: $134,576,459)		134,581,772

Total Investments in Securities — 104.9% (Cost: $2,814,191,263)		2,817,769,713

Other Assets, Less Liabilities — (4.9)%		(130,798,913)

Net Assets — 100.0%		$2,686,970,800

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

412

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	59,095,878	73,466,753	132,562,631	$132,575,887	$367,191	(a)	$(1,050)	$7,782
BlackRock Cash Funds: Treasury, SL Agency Shares	934,839	1,071,046	2,005,885	2,005,885	42,511		—	—

				$134,581,772	$409,702		$(1,050)	$7,782

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,683,187,941	$—	$—	$2,683,187,941
Money Market Funds	134,581,772	—	—	134,581,772

	$2,817,769,713	$—	$—	$2,817,769,713

413

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 69.2%
Anadarko Petroleum Corp.	337,260	$14,785,478
Antero Resources Corp.(a)	162,615	1,526,955
Apache Corp.	262,106	6,880,282
Bonanza Creek Energy Inc.(a)	14,659	303,002
Cabot Oil & Gas Corp.	299,094	6,684,751
California Resources Corp.(a)	36,989	630,293
Callon Petroleum Co.(a)(b)	169,666	1,101,132
Carrizo Oil & Gas Inc.(a)(b)	64,471	727,878
Centennial Resource Development Inc./DE, Class A(a)(b)	139,549	1,537,830
Chesapeake Energy Corp.(a)(b)	673,292	1,413,913
Cimarex Energy Co.	67,462	4,159,032
CNX Resources Corp.(a)	149,330	1,705,349
Concho Resources Inc.(a)(b)	134,354	13,810,248
ConocoPhillips	738,510	46,046,098
Continental Resources Inc./OK(a)	62,354	2,506,007
Denbury Resources Inc.(a)	351,163	600,489
Devon Energy Corp.	322,408	7,267,076
Diamondback Energy Inc.	105,477	9,777,718
EOG Resources Inc.	375,298	32,729,739
EQT Corp.	181,774	3,433,711
Extraction Oil & Gas Inc.(a)	90,376	387,713
Gulfport Energy Corp.(a)(b)	118,352	775,206
Halcon Resources Corp.(a)(b)	116,801	198,562
Hess Corp.	171,289	6,937,204
HighPoint Resources Corp.(a)(b)	87,722	218,428
Jagged Peak Energy Inc.(a)(b)	48,025	437,988
Kosmos Energy Ltd.(a)	176,840	719,739
Laredo Petroleum Inc.(a)(b)	117,956	427,001
Magnolia Oil & Gas Corp.(a)(b)	65,678	736,250
Marathon Oil Corp.	571,756	8,198,981
Matador Resources Co.(a)(b)	76,822	1,193,046
Murphy Oil Corp.	116,696	2,729,519
Newfield Exploration Co.(a)	145,830	2,137,868
Noble Energy Inc.	332,438	6,236,537
Northern Oil and Gas Inc.(a)	171,710	388,065
Oasis Petroleum Inc.(a)	199,698	1,104,330
Parsley Energy Inc., Class A(a)	188,960	3,019,581
PDC Energy Inc.(a)(b)	48,808	1,452,526
Penn Virginia Corp.(a)	10,322	558,007
Pioneer Natural Resources Co.	114,471	15,055,226
QEP Resources Inc.(a)	176,574	994,112
Range Resources Corp.(b)	151,744	1,452,190
Resolute Energy Corp.(a)	15,627	452,870
Ring Energy Inc.(a)(b)	44,971	228,453
SandRidge Energy Inc.(a)	23,884	181,757
SM Energy Co.	76,582	1,185,489
Southwestern Energy Co.(a)(b)	428,161	1,460,029
SRC Energy Inc.(a)	183,466	862,290

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Talos Energy Inc.(a)	17,066	$278,517
Tellurian Inc.(a)(b)	72,707	505,314
Ultra Petroleum Corp.(a)(b)	157,936	120,047
W&T Offshore Inc.(a)	72,031	296,768
Whiting Petroleum Corp.(a)	66,648	1,512,243
WildHorse Resource Development Corp.(a)	20,084	283,385
WPX Energy Inc.(a)	282,395	3,205,183

		223,557,405

Oil & Gas Refining & Marketing — 26.2%
CVR Energy Inc.	22,157	763,973
Delek U.S. Holdings Inc.	55,009	1,788,342
HollyFrontier Corp.	111,273	5,688,276
Marathon Petroleum Corp.	454,179	26,801,103
Par Pacific Holdings Inc.(a)(b)	22,022	312,272
PBF Energy Inc., Class A	86,491	2,825,661
Phillips 66	279,706	24,096,672
Valero Energy Corp.	281,913	21,135,018
World Fuel Services Corp.	50,357	1,078,143

		84,489,460

Oil & Gas Storage & Transportation — 4.6%
Cheniere Energy Inc.(a)	151,713	8,979,893
Targa Resources Corp.	159,464	5,743,893

		14,723,786

Total Common Stocks — 100.0% (Cost: $485,583,831)		322,770,651

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	19,748,722	19,750,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	229,560	229,560

		19,980,257

Total Short -Term Investments — 6.2% (Cost: $19,979,048)		19,980,257

Total Investments in Securities — 106.2% (Cost: $505,562,879)		342,750,908

Other Assets, Less Liabilities — (6.2)%		(19,866,791)

Net Assets — 100.0%		$322,884,117

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

414

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,218,727	7,529,995	19,748,722	$19,750,697	$83,707	(a)	$(667)	$1,512
BlackRock Cash Funds: Treasury, SL Agency Shares	364,408	(134,848)	229,560	229,560	4,804		—	—

				$19,980,257	$88,511		$(667)	$1,512

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$322,770,651	$—	$—	$322,770,651
Money Market Funds	19,980,257	—	—	19,980,257

	$342,750,908	$—	$—	$342,750,908

415

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 18.2%
Diamond Offshore Drilling Inc.(a)(b)	183,771	$1,734,798
Ensco PLC, Class A(b)	823,134	2,930,357
Helmerich & Payne Inc.	127,454	6,110,145
Nabors Industries Ltd.	844,332	1,688,664
Noble Corp. PLC(a)(b)	649,105	1,700,655
Patterson-UTI Energy Inc.	357,882	3,704,079
Rowan Companies PLC, Class A(a)	278,284	2,334,803
Transocean Ltd.(a)	720,434	4,999,812
Unit Corp.(a)(b)	133,824	1,911,007

		27,114,320

Oil & Gas Equipment & Services — 81.5%
Apergy Corp.(a)(b)	135,827	3,678,195
Archrock Inc.	300,691	2,252,176
Baker Hughes a GE Co.	492,407	10,586,750
C&J Energy Services Inc.(a)(b)	159,519	2,153,506
Cactus Inc., Class A(a)	91,179	2,499,216
Core Laboratories NV	70,161	4,185,805
Dril-Quip Inc.(a)(b)	83,253	2,500,088
Exterran Corp.(a)	93,038	1,646,773
Forum Energy Technologies Inc.(a)(b)	288,646	1,192,108
Frank’s International NV(a)	254,306	1,327,477
Halliburton Co.	597,774	15,888,833
Helix Energy Solutions Group Inc.(a)(b)	350,612	1,896,811
Keane Group Inc.(a)(b)	153,192	1,253,111
Liberty Oilfield Services Inc., Class A(b)	116,665	1,510,812
Matrix Service Co.(a)	88,375	1,585,448
McDermott International Inc.(a)	395,314	2,585,354
National Oilwell Varco Inc.(b)	370,410	9,519,537
Newpark Resources Inc.(a)(b)	274,310	1,884,510
Oceaneering International Inc.(a)	210,434	2,546,251
Oil States International Inc.(a)	146,761	2,095,747
ProPetro Holding Corp.(a)(b)	175,544	2,162,702
RPC Inc.	170,763	1,685,431
Schlumberger Ltd.	687,798	24,815,752

Security	Shares	Value

Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	49,822	$1,843,414
Select Energy Services Inc., Class A(a)(b)	197,167	1,246,095
Superior Energy Services Inc.(a)	469,421	1,572,560
TechnipFMC PLC	442,649	8,667,067
TETRA Technologies Inc.(a)	556,992	935,747
Tidewater Inc.(a)(b)	89,711	1,716,171
U.S. Silica Holdings Inc.	200,291	2,038,962
Weatherford International PLC(a)(b)	3,431,808	1,918,381

		121,390,790

Total Common Stocks — 99.7% (Cost: $289,860,048)		148,505,110

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	13,614,189	13,615,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	281,657	281,657

		13,897,207

Total Short -Term Investments — 9.3% (Cost: $13,895,944)		13,897,207

Total Investments in Securities — 109.0% (Cost: $303,755,992)		162,402,317

Other Assets, Less Liabilities — (9.0)%		(13,464,270)

Net Assets — 100.0%		$148,938,047

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,190,669	(19,576,480)	13,614,189	$13,615,550	$135,531	(a)	$2,164	$3,293
BlackRock Cash Funds: Treasury, SL Agency Shares	205,649	76,008	281,657	281,657	3,996		—	—

				$13,897,207	$139,527		$2,164	$3,293

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

416

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$148,505,110	$—	$—	$148,505,110
Money Market Funds	13,897,207	—	—	13,897,207

	$162,402,317	$—	$—	$162,402,317

417

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 8.0%
AMAG Pharmaceuticals Inc.(a)(b)	178,281	$2,708,088
Amicus Therapeutics Inc.(a)(b)	473,634	4,537,414
Ironwood Pharmaceuticals Inc.(a)(b)	405,294	4,198,846
Madrigal Pharmaceuticals Inc.(a)(b)	32,966	3,715,927
Spectrum Pharmaceuticals Inc.(a)(b)	335,425	2,934,969
TESARO Inc.(a)	83,743	6,217,918
Vanda Pharmaceuticals Inc.(a)	165,356	4,320,752

		28,633,914

Pharmaceuticals — 91.9%
Aclaris Therapeutics Inc.(a)(b)	278,391	2,057,310
Aerie Pharmaceuticals Inc.(a)(b)	114,231	4,123,739
Akcea Therapeutics Inc.(a)(b)	89,899	2,709,556
Akorn Inc.(a)(b)	605,551	2,052,818
Allergan PLC	127,916	17,097,253
Amneal Pharmaceuticals Inc.(a)(b)	258,693	3,500,116
Amphastar Pharmaceuticals Inc.(a)(b)	158,649	3,157,115
Assembly Biosciences Inc.(a)(b)	117,392	2,655,407
Assertio Therapeutics Inc.(a)	518,267	1,870,944
Bristol-Myers Squibb Co.	467,274	24,288,903
Catalent Inc.(a)(b)	211,063	6,580,944
Corcept Therapeutics Inc.(a)(b)	286,422	3,826,598
Cymabay Therapeutics Inc.(a)(b)	331,762	2,610,967
Dermira Inc.(a)(b)	233,796	1,680,993
Eli Lilly & Co.	238,710	27,623,521
Endo International PLC(a)	478,082	3,489,999
Horizon Pharma PLC(a)	319,822	6,249,322
Innoviva Inc.(a)	233,936	4,082,183
Intersect ENT Inc.(a)(b)	118,272	3,332,905
Intra-Cellular Therapies Inc.(a)	218,554	2,489,330
Jazz Pharmaceuticals PLC(a)	66,675	8,265,033
Johnson & Johnson	319,967	41,291,741
Mallinckrodt PLC(a)(b)	231,200	3,652,960
Medicines Co. (The)(a)(b)	197,172	3,773,872
Merck & Co. Inc.	456,286	34,864,813
Mylan NV(a)	399,395	10,943,423
MyoKardia Inc.(a)(b)	88,934	4,345,315
Omeros Corp.(a)(b)	223,885	2,494,079
Pacira Pharmaceuticals Inc./DE(a)(b)	106,928	4,600,043

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	150,162	$5,818,778
Pfizer Inc.	887,722	38,749,065
Phibro Animal Health Corp., Class A	98,201	3,158,144
Prestige Consumer Healthcare Inc.(a)(b)	143,588	4,433,997
Reata Pharmaceuticals Inc., Class A(a)	61,594	3,455,423
Revance Therapeutics Inc.(a)(b)	150,574	3,031,055
TherapeuticsMD Inc.(a)(b)	845,577	3,221,648
Theravance Biopharma Inc.(a)(b)	146,810	3,756,868
WaVe Life Sciences Ltd.(a)	68,819	2,893,151
Zoetis Inc.	205,668	17,592,841
Zogenix Inc.(a)(b)	112,466	4,100,510

		329,922,682

Total Common Stocks — 99.9% (Cost: $427,809,757)		358,556,596

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	41,250,132	41,254,258
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	182,061	182,061

		41,436,319

Total Short -Term Investments — 11.6% (Cost: $41,432,785)		41,436,319

Total Investments in Securities — 111.5% (Cost: $469,242,542)		399,992,915

Other Assets, Less Liabilities — (11.5)%		(41,095,517)

Net Assets — 100.0%		$358,897,398

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	63,400,709	(22,150,577)	41,250,132	$41,254,258	$519,349	(a)	$(44)	$3,534
BlackRock Cash Funds: Treasury, SL Agency Shares	283,133	(101,072)	182,061	182,061	5,754		—	—

				$41,436,319	$525,103		$(44)	$3,534

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

418

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Pharmaceuticals ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$358,556,596	$—	$—	$358,556,596
Money Market Funds	41,436,319	—	—	41,436,319

	$399,992,915	$—	$—	$399,992,915

419

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.5%
Colony Capital Inc.	1,714,687	$8,024,735
Lexington Realty Trust	739,920	6,074,743
Liberty Property Trust	516,295	21,622,435
STORE Capital Corp.	662,365	18,751,553
VEREIT Inc.(a)	3,380,490	24,170,503
Washington REIT(a)	281,044	6,464,012
WP Carey Inc.(a)	563,096	36,792,693

		121,900,674

Health Care REITs — 9.6%
HCP Inc.(a)	1,669,394	46,626,174
Healthcare Realty Trust Inc.(a)	439,312	12,494,033
Healthcare Trust of America Inc., Class A(a)	724,323	18,332,615
Medical Properties Trust Inc.(a)	1,274,035	20,486,483
National Health Investors Inc.(a)	147,671	11,155,067
Omega Healthcare Investors Inc.(a)	701,735	24,665,985
Physicians Realty Trust(a)	637,122	10,213,066
Sabra Health Care REIT Inc.(a)	624,420	10,290,442
Senior Housing Properties Trust(a)	830,677	9,735,535
Ventas Inc.	1,247,188	73,072,745
Welltower Inc.	1,313,323	91,157,749

		328,229,894

Hotel & Resort REITs — 4.2%
Apple Hospitality REIT Inc.(a)	754,540	10,759,740
DiamondRock Hospitality Co.	727,217	6,603,130
Hospitality Properties Trust	575,041	13,731,979
Host Hotels & Resorts Inc.(a)	2,594,586	43,251,749
Park Hotels & Resorts Inc.(a)	702,255	18,244,585
Pebblebrook Hotel Trust(a)	447,437	12,666,941
RLJ Lodging Trust(a)	613,567	10,062,499
Ryman Hospitality Properties Inc.(a)	179,714	11,985,127
Sunstone Hotel Investors Inc.	801,072	10,421,947
Xenia Hotels & Resorts Inc.	393,239	6,763,711

		144,491,408

Industrial REITs — 5.4%
Duke Realty Corp.	1,254,908	32,502,117
EastGroup Properties Inc.	129,985	11,923,524
First Industrial Realty Trust Inc.	441,447	12,740,160
Prologis Inc.	2,201,876	129,294,159

		186,459,960

Mortgage REITs — 4.9%
AGNC Investment Corp.	1,845,793	32,375,209
Annaly Capital Management Inc.(a)	4,593,180	45,105,028
Blackstone Mortgage Trust Inc., Class A(a)	425,037	13,541,679
Chimera Investment Corp.(a)	656,108	11,691,844
Invesco Mortgage Capital Inc.	390,512	5,654,614
MFA Financial Inc.(a)	1,574,628	10,518,515
New Residential Investment Corp.(a)	1,275,313	18,122,198
Starwood Property Trust Inc.(a)	962,780	18,976,394
Two Harbors Investment Corp.	866,972	11,131,920

		167,117,401

Office REITs — 9.4%
Alexandria Real Estate Equities Inc.(a)	375,945	43,323,902
Boston Properties Inc.(a)	540,436	60,826,072
Brandywine Realty Trust(a)	624,010	8,031,009
Columbia Property Trust Inc.(a)	414,684	8,024,135
Corporate Office Properties Trust(a)	380,745	8,007,067
Cousins Properties Inc.	1,516,154	11,977,617

Security	Shares	Value

Office REITs (continued)
Douglas Emmett Inc.(a)	567,703	$19,375,703
Equity Commonwealth	426,125	12,788,011
Highwoods Properties Inc.	361,877	14,001,021
Hudson Pacific Properties Inc.	549,449	15,966,988
JBG SMITH Properties	380,196	13,234,623
Kilroy Realty Corp.	352,718	22,178,908
Mack-Cali Realty Corp.(a)	314,635	6,163,700
Paramount Group Inc.(a)	715,733	8,989,606
Piedmont Office Realty Trust Inc., Class A(a)	448,566	7,643,565
SL Green Realty Corp.	298,349	23,593,439
Vornado Realty Trust	605,415	37,553,892

		321,679,258

Real Estate Development — 0.4%
Howard Hughes Corp. (The)(b)	136,502	13,325,325

Real Estate Services — 2.1%
CBRE Group Inc., Class A(a)(b)	1,109,996	44,444,240
Jones Lang LaSalle Inc.	159,588	20,203,841
Realogy Holdings Corp.(a)	413,946	6,076,727

		70,724,808

Research & Consulting Services — 1.2%
CoStar Group Inc.(b)	127,311	42,947,093

Residential REITs — 13.8%
American Campus Communities Inc.	478,422	19,801,887
American Homes 4 Rent, Class A(a)	900,985	17,884,552
Apartment Investment & Management Co., Class A	544,822	23,906,789
AvalonBay Communities Inc.(a)	483,585	84,167,969
Camden Property Trust	326,064	28,709,935
Equity LifeStyle Properties Inc.(a)	314,455	30,543,014
Equity Residential	1,289,014	85,087,814
Essex Property Trust Inc.	231,124	56,673,916
Invitation Homes Inc.	1,036,119	20,805,270
Mid-America Apartment Communities Inc.	398,022	38,090,706
Sun Communities Inc.	301,899	30,706,147
UDR Inc.	963,413	38,170,423

		474,548,422

Retail REITs — 13.3%
Acadia Realty Trust	284,947	6,770,341
Brixmor Property Group Inc.	1,050,255	15,428,246
Federal Realty Investment Trust	258,769	30,545,093
Kimco Realty Corp.(a)	1,471,717	21,560,654
Macerich Co. (The)(a)	370,859	16,050,778
National Retail Properties Inc.	556,412	26,991,546
Realty Income Corp.	1,031,825	65,046,248
Regency Centers Corp.	592,396	34,761,797
Retail Properties of America Inc., Class A	756,077	8,203,435
Simon Property Group Inc.(a)	1,081,690	181,713,103
SITE Centers Corp.(a)	507,962	5,623,139
Spirit Realty Capital Inc.	303,614	10,702,394
Tanger Factory Outlet Centers Inc.(a)	338,684	6,848,191
Taubman Centers Inc.	213,933	9,731,812
Urban Edge Properties	400,713	6,659,850
Weingarten Realty Investors(a)	418,032	10,371,374

		457,008,001

Specialized REITs — 31.4%
American Tower Corp.(a)	1,540,274	243,655,944
CoreCivic Inc.	414,685	7,393,834
CoreSite Realty Corp.(a)	128,249	11,187,160
Crown Castle International Corp.(a)	1,450,960	157,617,785

420

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
CubeSmart(a)	651,432	$18,689,584
CyrusOne Inc.(a)	371,274	19,632,969
Digital Realty Trust Inc.(a)	721,488	76,874,546
EPR Properties(a)	259,462	16,613,352
Equinix Inc	281,078	99,096,860
Extra Space Storage Inc.(a)	442,391	40,027,538
Gaming and Leisure Properties Inc	703,656	22,735,125
GEO Group Inc. (The)(a)	425,950	8,391,215
Iron Mountain Inc.(a)	1,000,506	32,426,400
Lamar Advertising Co., Class A(a)	298,472	20,648,293
Life Storage Inc.(a)	163,316	15,186,755
Outfront Media Inc.(a)	487,267	8,829,278
PotlatchDeltic Corp.(a)	236,121	7,470,868
Public Storage(a)	524,543	106,172,749
Rayonier Inc.(a)	452,731	12,536,121
SBA Communications Corp.(a)(b)	396,049	64,116,373
Uniti Group Inc.(a)(b)	629,407	9,799,867
VICI Properties Inc	1,259,713	23,657,410
Weyerhaeuser Co.(a)	2,619,078	57,253,045

		1,080,013,071

Total Common Stocks — 99.2% (Cost: $4,097,061,346)		3,408,445,315

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	283,957,361	$283,985,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	3,441,921	3,441,921

		287,427,677

Total Short -Term Investments — 8.4% (Cost: $287,420,605)		287,427,677

Total Investments in Securities — 107.6% (Cost: $4,384,481,951)		3,695,872,992

Other Assets, Less Liabilities — (7.6)%		(261,118,717)

Net Assets — 100.0%		$3,434,754,275

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	144,114,090	139,843,271	283,957,361	$283,985,756	$376,051	(a)	$(13,198)	$7,072
BlackRock Cash Funds: Treasury, SL Agency Shares	3,517,084	(75,163)	3,441,921	3,441,921	94,295		—	—

				$287,427,677	$470,346		$(13,198)	$7,072

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	881	03/15/19	$26,078	$(273,431)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

421

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Real Estate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,408,445,315	$—	$—	$3,408,445,315
Money Market Funds	287,427,677	—	—	287,427,677

	$3,695,872,992	$—	$—	$3,695,872,992

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(273,431)	$—	$—	$(273,431)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

422

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 14.7%
U.S. Bancorp	1,741,409	$79,582,391

Regional Banks — 83.4%
Associated Banc-Corp.	190,040	3,760,892
BancorpSouth Bank	103,977	2,717,959
Bank of Hawaii Corp.	47,862	3,222,070
Bank OZK	138,573	3,163,622
BankUnited Inc.	118,148	3,537,351
BB&T Corp.	883,378	38,267,935
BOK Financial Corp.	36,641	2,686,885
Cathay General Bancorp.	88,292	2,960,431
Chemical Financial Corp.	81,899	2,998,322
CIT Group Inc.	121,043	4,632,316
Citizens Financial Group Inc.	536,378	15,946,518
Comerica Inc.	185,358	12,732,241
Commerce Bancshares Inc.	113,795	6,414,624
Cullen/Frost Bankers Inc.	73,301	6,446,090
East West Bancorp. Inc.	166,170	7,233,380
F.N.B. Corp.	371,748	3,658,000
Fifth Third Bancorp.	751,548	17,683,924
First Citizens BancShares Inc./NC, Class A	10,280	3,876,074
First Financial Bankshares Inc.	77,918	4,495,089
First Horizon National Corp.	371,343	4,886,874
First Republic Bank/CA	188,369	16,369,266
Fulton Financial Corp.	201,862	3,124,824
Glacier Bancorp. Inc.	97,247	3,852,926
Hancock Whitney Corp.	97,628	3,382,810
Home BancShares Inc./AR	182,377	2,980,040
Huntington Bancshares Inc./OH	1,216,854	14,504,900
IBERIABANK Corp.	63,671	4,092,772
International Bancshares Corp.	62,943	2,165,239
Investors Bancorp. Inc.	274,592	2,855,757
KeyCorp.	1,185,904	17,527,661
M&T Bank Corp.	160,895	23,028,901
MB Financial Inc.	96,563	3,826,792
PacWest Bancorp.	139,588	4,645,489
People’s United Financial Inc.	432,678	6,243,544
Pinnacle Financial Partners Inc.	83,928	3,869,081
PNC Financial Services Group Inc. (The)	528,942	61,838,609
Popular Inc.	115,037	5,432,047
Prosperity Bancshares Inc.	76,055	4,738,226
Regions Financial Corp.	1,185,148	15,857,280
Signature Bank/New York NY	61,193	6,291,252
Sterling Bancorp./DE	257,267	4,247,478
SunTrust Banks Inc.	515,025	25,977,861

Security	Shares	Value

Regional Banks (continued)
SVB Financial Group(a)	61,043	$11,593,287
Synovus Financial Corp.	190,192	6,084,242
TCF Financial Corp.	191,212	3,726,722
Texas Capital Bancshares Inc.(a)(b)	57,525	2,938,952
Trustmark Corp.	77,314	2,198,037
UMB Financial Corp.	51,456	3,137,272
Umpqua Holdings Corp.	252,465	4,014,193
United Bankshares Inc./WV	118,283	3,679,784
Valley National Bancorp.	379,995	3,374,356
Webster Financial Corp.	105,733	5,211,580
Western Alliance Bancorp.(a)	111,642	4,408,743
Wintrust Financial Corp.	64,643	4,298,113
Zions Bancorp. N.A	220,306	8,975,266

		451,813,899

Thrifts & Mortgage Finance — 1.8%
Capitol Federal Financial Inc.	161,876	2,067,157
New York Community Bancorp. Inc.	562,088	5,289,248
Washington Federal Inc.	93,709	2,502,967

		9,859,372

Total Common Stocks — 99.9% (Cost: $656,111,562)		541,255,662

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	807,469	807,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	457,865	457,865

		1,265,415

Total Short -Term Investments — 0.2% (Cost: $1,265,415)		1,265,415

Total Investments in Securities — 100.1% (Cost: $657,376,977)		542,521,077

Other Assets, Less Liabilities — (0.1)%		(380,434)

Net Assets — 100.0%		$542,140,643

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

423

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	807,469	(a)	—	807,469	$807,550	$2,000	(b)	$(106)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	421,578	36,287	(a)	—	457,865	457,865	13,995		—	—
PNC Financial Services Group Inc. (The) (c)	735,003	123,356		(329,417)	528,942	61,838,609	1,797,049		5,279,471	(27,009,987)

						$63,104,024	$1,813,044		$5,279,365	$(27,009,987)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$541,255,662	$—	$—	$541,255,662
Money Market Funds	1,265,415	—	—	1,265,415

	$542,521,077	$—	$—	$542,521,077

424

Schedule of Investments (unaudited) December 31, 2018	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 46.0%
Acacia Communications Inc.(a)(b)	90,869	$3,453,022
ADTRAN Inc.	215,146	2,310,668
Applied Optoelectronics Inc.(a)(b)	102,633	1,583,627
Arista Networks Inc.(a)	59,397	12,514,948
ARRIS International PLC(a)	276,787	8,461,379
CalAmp Corp.(a)(b)	164,303	2,137,582
Ciena Corp.(a)(b)	250,616	8,498,388
Cisco Systems Inc.	1,409,772	61,085,421
CommScope Holding Co. Inc.(a)(b)	389,040	6,376,366
Comtech Telecommunications Corp.	103,527	2,519,847
EchoStar Corp., Class A(a)(b)	126,180	4,633,330
Extreme Networks Inc.(a)	434,376	2,649,694
F5 Networks Inc.(a)	74,248	12,030,403
Finisar Corp.(a)	266,305	5,752,188
Juniper Networks Inc.	432,298	11,633,139
Lumentum Holdings Inc.(a)	150,657	6,329,100
Motorola Solutions Inc.	144,592	16,633,864
NETGEAR Inc.(a)	88,695	4,614,801
NetScout Systems Inc.(a)(b)	183,143	4,327,669
Plantronics Inc.	102,992	3,409,035
Ubiquiti Networks Inc.(b)	47,326	4,704,678
ViaSat Inc.(a)(b)	107,760	6,352,452
Viavi Solutions Inc.(a)(b)	544,190	5,469,109

		197,480,710

Diversified Telecommunication Services — 42.1%
AT&T Inc.	2,252,391	64,283,239
ATN International Inc.	40,552	2,900,685
CenturyLink Inc.	943,894	14,299,994
Cincinnati Bell Inc.(a)(b)	213,354	1,659,894
Consolidated Communications Holdings Inc.	273,074	2,697,971
Frontier Communications Corp.(b)	638,517	1,519,671
Globalstar Inc.(a)(b)	5,094,846	3,259,173
Iridium Communications Inc.(a)(b)	242,818	4,479,992
ORBCOMM Inc.(a)(b)	321,505	2,655,631
Verizon Communications Inc.	1,236,444	69,512,882
Vonage Holdings Corp.(a)(b)	541,622	4,728,360
Windstream Holdings Inc.(a)(b)	388,882	812,763

Security	Shares	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings Inc.(a)(b)	341,020	$7,788,897

		180,599,152

Household Durables — 2.4%
Garmin Ltd.	165,921	10,506,118

Wireless Telecommunication Services — 9.4%
Shenandoah Telecommunications Co.	113,465	5,020,826
Spok Holdings Inc.	119,366	1,582,793
Sprint Corp.(a)	1,144,984	6,663,807
Telephone & Data Systems Inc.	190,193	6,188,880
T-Mobile U.S. Inc.(a)	280,813	17,862,515
U.S. Cellular Corp.(a)	55,689	2,894,158

		40,212,979

Total Common Stocks — 99.9% (Cost: $493,947,299)		428,798,959

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.58%(c)(d)(e)	17,907,002	17,908,793
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.38%(c)(d)	228,477	228,477

		18,137,270

Total Short-Term Investments — 4.2% (Cost: $18,135,608)		18,137,270

Total Investments in Securities — 104.1% (Cost: $512,082,907)		446,936,229

Other Assets, Less Liabilities — (4.1)%		(17,530,053)

Net Assets — 100.0%		$429,406,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	22,065,570	(4,158,568)	17,907,002	$17,908,793	$489,578	(a)	$1,389	$1,662
BlackRock Cash Funds: Treasury, SL Agency Shares	220,691	7,786	228,477	228,477	6,160		—	—

				$18,137,270	$495,738		$1,389	$1,662

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

425

Schedule of Investments (unaudited) (continued) December 31, 2018	iShares® U.S. Telecommunications ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$428,798,959	$—	$—	$428,798,959
Money Market Funds	18,137,270	—	—	18,137,270

	$446,936,229	$—	$—	$446,936,229

426

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 01, 2019

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 01, 2019